UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-03833-01
NEW YORK LIFE INVESTMENTS VP FUNDS TRUST
(Exact name of registrant as specified in charter)

51 Madison Avenue New York, NY 10010
(Address of principal executive offices) (Zip code)

J. Kevin Gao, Esq.
30 Hudson Street
Jersey City, New Jersey 07302
(Name and Address of Agent for Service)
Registrant's telephone number, including area code:
(212) 576-7000
Date of fiscal year end:
December 31
Date of reporting period:
December 31, 2024
Item 1. Report to Stockholders.
a.) The following is a copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).
b.) A copy of the notice transmitted to shareholders in reliance on Rule 30e-3 under the 1940 Act that contains disclosures specified by paragraph (c)(3) of that rule is included in the Annual Report.  Not applicable.  Notices do not incorporate disclosures from the shareholder reports.

NYLI VP Bond Portfolio
(formerly known as MainStay VP Bond Portfolio)
Initial Class
ANNUAL SHAREHOLDER REPORT | December 31, 2024
This annual shareholder report contains important information about NYLI VP Bond Portfolio (the "Portfolio") for the period January 1, 2024 to December 31, 2024. You can find additional information about the Portfolio at dfinview.com/NYLIM?site=VP. You can also request this information by contacting us at 800-624-6782.
This report describes changes to the Portfolio that occurred during the reporting period.
What were the Portfolio costs for the last year?1
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$54	0.54%
1.
Does not include any separate account or policy fees or charges imposed under the variable annuity policies and variable universal life insurance policies for which the Portfolio is an investment option. If they were included, your costs would be higher.

What factors influenced Portfolio performance during the reporting period?
During the 12-month reporting period ended December 31, 2024, interest rates moved higher, and the curve steepened. The two-year part of the curve moved 26 basis points (“bps”) higher while the ten-year part of the curve moved 69 bps higher. Within the Portfolio’s benchmark, the Bloomberg U.S. Aggregate Bond Index, commercial mortgage-backed securities (“CMBS”) was the best performing sector, producing 280 bps of excess return, while high-grade credit produced 223 bps of excess return, outperforming both asset-backed securities (“ABS”) (153 bps) and mortgage-backed securities (“MBS”) (37 bps).
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Portfolio’s performance during the reporting period.
Key Factor	Summary	Impact
Corporate sector	Overweight exposure to financials, industrials and utilities, with top-performing industries including banking, communications and electric	Contributed
MBS	Security selection, particularly within the whole loan collateralized mortgage obligation subcomponent	Contributed
ABS	Within the floating-rate portion of the ABS sector, overweight exposure to the AAA and AA collateralized loan obligation subcomponent	Contributed
CMBS	Overweight positions in both the agency and non-agency subcomponents	Contributed
Treasury sector	Underweight exposure	Detracted
Duration + curve	Maintained a duration relatively close to that of the Index, with one instance during the first half of the period during which the Portfolio’s duration was longer than that of the Index	Detracted
Portfolio Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Portfolio (or for the life of the Portfolio, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period.
Average Annual Total Returns for the Year-Ended December 31, 2024	Inception Date	One Year	Five Years	Ten Years
Initial Class Shares	1/23/1984	1.84%	(0.42)%	1.32%
Bloomberg U.S. Aggregate Bond Index[1]		1.25%	(0.33)%	1.35%
Morningstar Intermediate Core Bond Category Average[2]		1.68%	(0.20)%	1.30%
1.
The Portfolio has selected the Bloomberg U.S. Aggregate Bond Index, which represents a broad measure of market performance, and is generally representative of the market sectors or types of investments in which the Portfolio invests. The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures the performance of the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable rate mortgage pass-throughs), asset-backed securities and commercial mortgage-backed securities.

2.
The Morningstar Intermediate Core Bond Category Average is representative of funds that invest primarily in investment-grade U.S. fixed-income issues including government, corporate, and securitized debt, and hold less than 5% in below-investment-grade exposures. Their durations (a measure of interest-rate sensitivity) typically range between 75% and 125% of the three-year average of the effective duration of the Morningstar Core Bond Index. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares. Separate variable annuity and variable universal life insurance account and policy fees and charges are not reflected in the graph and table. If they were, returns would be less than those shown.
Key Portfolio Statistics
Portfolio's net assets	$598,483,271%
Total number of portfolio holdings	359%
Total advisory fees paid	$2,967,714%
Portfolio turnover rate	351%
Graphical Representation of Holdings
The tables below show the investment makeup of the Portfolio; percentages indicated are based on the Portfolio's net assets.
Top Ten Holdings and/or Issuers*
U.S. Treasury Notes, 2.75%-4.50%, due 6/30/25-11/15/34	16.9%
UMBS, 30 Year, 1.50%-7.50%, due 7/1/28-10/1/53	6.7%
UMBS Pool, 30 Year, 2.00%-6.00%, due 7/1/50-9/1/54	5.3%
GNMA, 0.706%-6.00%, due 2/20/51-6/16/63	2.6%
U.S. Treasury Bonds, 2.00%-4.625%, due 11/15/41-11/15/54	2.5%
GNMA II, Single Family, 30 Year, 2.50%-6.00%, due 10/20/51-1/15/55	2.4%
UMBS, Single Family, 30 Year, 2.00%-4.00%, due 1/25/55	2.0%
GNMA II, 30 Year, 2.00%-4.50%, due 3/20/51-9/20/52	1.8%
JPMorgan Chase & Co., 2.005%-5.581%, due 3/13/26-4/22/30	1.6%
Bank of America Corp., 1.734%-5.518%, due 7/22/27-10/25/35	1.2%
* Excluding short-term investments
Portfolio Composition
Corporate Bonds	43.4%
U.S. Government & Federal Agencies	39.0%
Mortgage-Backed Securities	8.8%
Asset-Backed Securities	7.0%
Short-Term Investment	1.0%
Foreign Government Bonds	0.3%
Other Assets, Less Liabilities	0.5%
Material Portfolio Changes
The following is a summary of certain changes and planned changes to the Portfolio since January 1, 2024:
In connection with a rebranding of the New York Life Investments products, the Portfolio’s name was changed from “MainStay VP Bond Portfolio” to “NYLI VP Bond Portfolio.” The Portfolio’s name change will not impact the management of the Portfolio.
For more complete information, you may review or order printed copies of the Portfolio’s next prospectus, which we expect to be available by May 1, 2025, at dfinview.com/NYLIM?site=VP. You may also call 800-624-6782 to obtain a copy of the Portfolio’s current prospectus.
Availability of Additional Information
At dfinview.com/NYLIM?site=VP, you can find additional information about the Portfolio, when available, including the Portfolio’s:
  Prospectus
  Financial information
  Portfolio holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.
The New York Life Variable Annuities and NYLIAC Variable Universal Life Insurance Products are issued by New York Life Insurance and Annuity Corporation (a Delaware Corporation) and distributed by NYLIFE Distributors LLC (Member FINRA/SIPC).
New York Life Insurance Company
New York Life Insurance and Annuity Corporation (NYLIAC)
51 Madison Avenue, Room 551
New York, NY 10010

New York Life Investment Management LLC is the investment manager to the NYLI VP Funds Trust.

“New York Life Investments” is both a service mark, and the common trade name, of certain investment advisors affiliated with New York Life Insurance Company. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.

NYLI VP Bond Portfolio
(formerly known as MainStay VP Bond Portfolio)
Service Class
ANNUAL SHAREHOLDER REPORT | December 31, 2024
This annual shareholder report contains important information about NYLI VP Bond Portfolio (the "Portfolio") for the period January 1, 2024 to December 31, 2024. You can find additional information about the Portfolio at dfinview.com/NYLIM?site=VP. You can also request this information by contacting us at 800-624-6782.
This report describes changes to the Portfolio that occurred during the reporting period.
What were the Portfolio costs for the last year?1
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$79	0.79%
1.
Does not include any separate account or policy fees or charges imposed under the variable annuity policies and variable universal life insurance policies for which the Portfolio is an investment option. If they were included, your costs would be higher.

What factors influenced Portfolio performance during the reporting period?
During the 12-month reporting period ended December 31, 2024, interest rates moved higher, and the curve steepened. The two-year part of the curve moved 26 basis points (“bps”) higher while the ten-year part of the curve moved 69 bps higher. Within the Portfolio’s benchmark, the Bloomberg U.S. Aggregate Bond Index, commercial mortgage-backed securities (“CMBS”) was the best performing sector, producing 280 bps of excess return, while high-grade credit produced 223 bps of excess return, outperforming both asset-backed securities (“ABS”) (153 bps) and mortgage-backed securities (“MBS”) (37 bps).
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Portfolio’s performance during the reporting period.
Key Factor	Summary	Impact
Corporate sector	Overweight exposure to financials, industrials and utilities, with top-performing industries including banking, communications and electric	Contributed
MBS	Security selection, particularly within the whole loan collateralized mortgage obligation subcomponent	Contributed
ABS	Within the floating-rate portion of the ABS sector, overweight exposure to the AAA and AA collateralized loan obligation subcomponent	Contributed
CMBS	Overweight positions in both the agency and non-agency subcomponents	Contributed
Treasury sector	Underweight exposure	Detracted
Duration + curve	Maintained a duration relatively close to that of the Index, with one instance during the first half of the period during which the Portfolio’s duration was longer than that of the Index	Detracted
Portfolio Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Portfolio (or for the life of the Portfolio, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period.
Average Annual Total Returns for the Year-Ended December 31, 2024	Inception Date	One Year	Five Years	Ten Years
Service Class Shares	6/4/2003	1.59%	(0.67)%	1.06%
Bloomberg U.S. Aggregate Bond Index[1]		1.25%	(0.33)%	1.35%
Morningstar Intermediate Core Bond Category Average[2]		1.68%	(0.20)%	1.30%
1.
The Portfolio has selected the Bloomberg U.S. Aggregate Bond Index, which represents a broad measure of market performance, and is generally representative of the market sectors or types of investments in which the Portfolio invests. The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures the performance of the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable rate mortgage pass-throughs), asset-backed securities and commercial mortgage-backed securities.

2.
The Morningstar Intermediate Core Bond Category Average is representative of funds that invest primarily in investment-grade U.S. fixed-income issues including government, corporate, and securitized debt, and hold less than 5% in below-investment-grade exposures. Their durations (a measure of interest-rate sensitivity) typically range between 75% and 125% of the three-year average of the effective duration of the Morningstar Core Bond Index. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares. Separate variable annuity and variable universal life insurance account and policy fees and charges are not reflected in the graph and table. If they were, returns would be less than those shown.
Key Portfolio Statistics
Portfolio's net assets	$598,483,271%
Total number of portfolio holdings	359%
Total advisory fees paid	$2,967,714%
Portfolio turnover rate	351%
Graphical Representation of Holdings
The tables below show the investment makeup of the Portfolio; percentages indicated are based on the Portfolio's net assets.
Top Ten Holdings and/or Issuers*
U.S. Treasury Notes, 2.75%-4.50%, due 6/30/25-11/15/34	16.9%
UMBS, 30 Year, 1.50%-7.50%, due 7/1/28-10/1/53	6.7%
UMBS Pool, 30 Year, 2.00%-6.00%, due 7/1/50-9/1/54	5.3%
GNMA, 0.706%-6.00%, due 2/20/51-6/16/63	2.6%
U.S. Treasury Bonds, 2.00%-4.625%, due 11/15/41-11/15/54	2.5%
GNMA II, Single Family, 30 Year, 2.50%-6.00%, due 10/20/51-1/15/55	2.4%
UMBS, Single Family, 30 Year, 2.00%-4.00%, due 1/25/55	2.0%
GNMA II, 30 Year, 2.00%-4.50%, due 3/20/51-9/20/52	1.8%
JPMorgan Chase & Co., 2.005%-5.581%, due 3/13/26-4/22/30	1.6%
Bank of America Corp., 1.734%-5.518%, due 7/22/27-10/25/35	1.2%
* Excluding short-term investments
Portfolio Composition
Corporate Bonds	43.4%
U.S. Government & Federal Agencies	39.0%
Mortgage-Backed Securities	8.8%
Asset-Backed Securities	7.0%
Short-Term Investment	1.0%
Foreign Government Bonds	0.3%
Other Assets, Less Liabilities	0.5%
Material Portfolio Changes
The following is a summary of certain changes and planned changes to the Portfolio since January 1, 2024:
In connection with a rebranding of the New York Life Investments products, the Portfolio’s name was changed from “MainStay VP Bond Portfolio” to “NYLI VP Bond Portfolio.” The Portfolio’s name change will not impact the management of the Portfolio.
For more complete information, you may review or order printed copies of the Portfolio’s next prospectus, which we expect to be available by May 1, 2025, at dfinview.com/NYLIM?site=VP. You may also call 800-624-6782 to obtain a copy of the Portfolio’s current prospectus.
Availability of Additional Information
At dfinview.com/NYLIM?site=VP, you can find additional information about the Portfolio, when available, including the Portfolio’s:
  Prospectus
  Financial information
  Portfolio holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.
The New York Life Variable Annuities and NYLIAC Variable Universal Life Insurance Products are issued by New York Life Insurance and Annuity Corporation (a Delaware Corporation) and distributed by NYLIFE Distributors LLC (Member FINRA/SIPC).
New York Life Insurance Company
New York Life Insurance and Annuity Corporation (NYLIAC)
51 Madison Avenue, Room 551
New York, NY 10010

New York Life Investment Management LLC is the investment manager to the NYLI VP Funds Trust.

“New York Life Investments” is both a service mark, and the common trade name, of certain investment advisors affiliated with New York Life Insurance Company. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.

NYLI VP MacKay U.S. Infrastructure Bond Portfolio
(formerly known as MainStay VP MacKay U.S. Infrastructure Bond Portfolio)
Initial Class
ANNUAL SHAREHOLDER REPORT | December 31, 2024
This annual shareholder report contains important information about NYLI VP MacKay U.S. Infrastructure Bond Portfolio (the "Portfolio") for the period January 1, 2024 to December 31, 2024. You can find additional information about the Portfolio at dfinview.com/NYLIM?site=VP. You can also request this information by contacting us at 800-624-6782.
This report describes changes to the Portfolio that occurred during the reporting period.
What were the Portfolio costs for the last year?1
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$57	0.57%
1.
Does not include any separate account or policy fees or charges imposed under the variable annuity policies and variable universal life insurance policies for which the Portfolio is an investment option. If they were included, your costs would be higher.

What factors influenced Portfolio performance during the reporting period?
During the 12-month reporting period ended December 31, 2024, the taxable segment of the municipal market outperformed its investment-grade tax-exempt counterparts but underperformed its high yield tax-exempt peers. The Portfolio’s performance relative to the Bloomberg 5-10 Year Taxable Municipal Bond Index was partly impacted by security selection. An overweight allocation to bonds maturing within 5 years, as well as overweight exposure to lower coupon bonds, also affected relative returns.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Portfolio’s performance during the reporting period.
Key Factor	Summary	Impact
Maturity	Overweight allocation to the front end of the curve, as the short end of the curve outperformed the long end	Contributed
Coupon	Overweight allocation to 1%+ bonds, boosted by security selection	Contributed
Sector	Overweight allocation to water & sewer names, driven by security selection	Contributed
Credit rating	Underweight allocation to AA-rated credits, driven by security selection	Detracted
Geographic	Underweight allocation to, and security selection in, the state of California	Detracted
Portfolio Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Portfolio (or for the life of the Portfolio, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period. Effective May 1, 2024, the Portfolio modified its principal investment strategies. The past performance in the graph and table prior to that date reflects the Portfolio's prior principal investment strategies.
Average Annual Total Returns for the Year-Ended December 31, 2024	Inception Date	One Year	Five Years	Ten Years
Initial Class Shares	1/29/1993	1.03%	(0.55)%	0.62%
Bloomberg U.S. Aggregate Bond Index[1]		1.25%	(0.33)%	1.35%
Bloomberg 5-10 Year Taxable Municipal Bond Index[2]		3.52%	1.05%	2.60%
Bloomberg U.S. Government Bond Index[3]		0.62%	(0.63)%	0.85%
Morningstar Intermediate Core Bond Category Average[4]		1.68%	(0.20)%	1.30%
1.
In accordance with new regulatory requirements, the Portfolio has selected the Bloomberg U.S. Aggregate Bond Index, which represents a broad measure of market performance, as a replacement for the Bloomberg 5-10 Year Taxable Municipal Bond Index. The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures the performance of the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable rate mortgage pass-throughs), asset-backed securities and commercial mortgage-backed securities.

2.
The Bloomberg 5-10 Year Taxable Municipal Bond Index, which is generally representative of the market sectors or types of investments in which the Portfolio invests, is the 5-10 year component of the Bloomberg Taxable Municipal Bond Index.

3.
The Bloomberg U.S. Government Bond Index, which is generally representative of the market sectors or types of investments in which the Portfolio invests, consists of publicly issued debt of the U.S. Treasury and government agencies.

4.
The Morningstar Intermediate Core Bond Category Average is representative of funds that invest primarily in investment-grade U.S. fixed-income issues including government, corporate, and securitized debt, and hold less than 5% in below-investment-grade exposures. Their durations (a measure of interest-rate sensitivity) typically range between 75% and 125% of the three-year average of the effective duration of the Morningstar Core Bond Index. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares. Separate variable annuity and variable universal life insurance account and policy fees and charges are not reflected in the graph and table. If they were, returns would be less than those shown.
Key Portfolio Statistics
Portfolio's net assets	$241,213,402%
Total number of portfolio holdings	133%
Total advisory fees paid	$1,071,376%
Portfolio turnover rate	41%
Graphical Representation of Holdings
The tables below show the investment makeup of the Portfolio; percentages indicated are based on the Portfolio's net assets.
Top Ten Holdings and/or Issuers*
State of Illinois, 4.62%-6.725%, due 5/1/31-6/15/38	3.7%
New York City Transitional Finance Authority, 2.40%-5.01%, due 5/1/27-5/1/34	3.0%
District of Columbia, 3.759%-7.625%, due 7/1/29-10/1/35	2.2%
Texas Natural Gas Securitization Finance Corp., 5.102%, due 4/1/35	2.2%
City of Los Angeles, 2.15%-5.50%, due 9/1/32-5/15/38	2.0%
New York State Dormitory Authority, 2.202%-4.802%, due 3/15/34-7/1/35	2.0%
State of Hawaii, 1.695%-4.736%, due 8/1/32-10/1/35	1.9%
City of New York, 1.923%-5.114%, due 8/1/31-10/1/54	1.9%
University of California, 1.614%-3.931%, due 5/15/30-5/15/45	1.9%
Commonwealth of Massachusetts, 1.67%-3.769%, due 7/15/29-11/1/31	1.9%
* Excluding short-term investments
Portfolio Composition
Municipal Bonds	83.2%
Corporate Bonds	11.4%
Short-Term Investments	3.6%
Other Assets, Less Liabilities	1.8%
Material Portfolio Changes
The following is a summary of certain changes and planned changes to the Portfolio since January 1, 2024:
In connection with a rebranding of the New York Life Investments products, the Portfolio’s name was changed from “MainStay VP MacKay U.S. Infrastructure Bond Portfolio” to “NYLI VP MacKay U.S. Infrastructure Bond Portfolio.” The Portfolio’s name change will not impact the management of the Portfolio.
Effective May 1, 2024, the Portfolio changed its name and modified its principal investment strategies and investment process to reflect that the Portfolio will invest in an actively managed, diversified portfolio of U.S. infrastructure-related debt issuers and/or securities intended primarily to finance infrastructure-related activities. The Portfolio modified its principal risks in connection with the change in principal investment strategies by removing the “Mortgage Dollar Roll Transaction Risk,” “Mortgage Pass-Through Securities Risk” and “TBA Securities Risk,” modifying the “Debt Securities Risk,” “Derivatives Risk,” and “Portfolio Management Risk” to reflect the updated principal investment strategies and adding “Infrastructure Investment Risk”, “Municipal Bond Risk”, “Municipal Bond Focus Risk” and Private Placement and Restricted Securities Risk”.
For more complete information, you may review or order printed copies of the Portfolio’s next prospectus, which we expect to be available by May 1, 2025, at dfinview.com/NYLIM?site=VP. You may also call 800-624-6782 to obtain a copy of the Portfolio’s current prospectus.

Availability of Additional Information
At dfinview.com/NYLIM?site=VP, you can find additional information about the Portfolio, when available, including the Portfolio’s:
  Prospectus
  Financial information
  Portfolio holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.
The New York Life Variable Annuities and NYLIAC Variable Universal Life Insurance Products are issued by New York Life Insurance and Annuity Corporation (a Delaware Corporation) and distributed by NYLIFE Distributors LLC (Member FINRA/SIPC).
New York Life Insurance Company
New York Life Insurance and Annuity Corporation (NYLIAC)
51 Madison Avenue, Room 551
New York, NY 10010

New York Life Investment Management LLC is the investment manager to the NYLI VP Funds Trust.

“New York Life Investments” is both a service mark, and the common trade name, of certain investment advisors affiliated with New York Life Insurance Company. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.

NYLI VP MacKay U.S. Infrastructure Bond Portfolio
(formerly known as MainStay VP MacKay U.S. Infrastructure Bond Portfolio)
Service Class
ANNUAL SHAREHOLDER REPORT | December 31, 2024
This annual shareholder report contains important information about NYLI VP MacKay U.S. Infrastructure Bond Portfolio (the "Portfolio") for the period January 1, 2024 to December 31, 2024. You can find additional information about the Portfolio at dfinview.com/NYLIM?site=VP. You can also request this information by contacting us at 800-624-6782.
This report describes changes to the Portfolio that occurred during the reporting period.
What were the Portfolio costs for the last year?1
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$82	0.82%
1.
Does not include any separate account or policy fees or charges imposed under the variable annuity policies and variable universal life insurance policies for which the Portfolio is an investment option. If they were included, your costs would be higher.

What factors influenced Portfolio performance during the reporting period?
During the 12-month reporting period ended December 31, 2024, the taxable segment of the municipal market outperformed its investment-grade tax-exempt counterparts but underperformed its high yield tax-exempt peers. The Portfolio’s performance relative to the Bloomberg 5-10 Year Taxable Municipal Bond Index was partly impacted by security selection. An overweight allocation to bonds maturing within 5 years, as well as overweight exposure to lower coupon bonds, also affected relative returns.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Portfolio’s performance during the reporting period.
Key Factor	Summary	Impact
Maturity	Overweight allocation to the front end of the curve, as the short end of the curve outperformed the long end	Contributed
Coupon	Overweight allocation to 1%+ bonds, boosted by security selection	Contributed
Sector	Overweight allocation to water & sewer names, driven by security selection	Contributed
Credit rating	Underweight allocation to AA-rated credits, driven by security selection	Detracted
Geographic	Underweight allocation to, and security selection in, the state of California	Detracted
Portfolio Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Portfolio (or for the life of the Portfolio, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period. Effective May 1, 2024, the Portfolio modified its principal investment strategies. The past performance in the graph and table prior to that date reflects the Portfolio's prior principal investment strategies.
Average Annual Total Returns for the Year-Ended December 31, 2024	Inception Date	One Year	Five Years	Ten Years
Service Class Shares	6/4/2003	0.78%	(0.79)%	0.37%
Bloomberg U.S. Aggregate Bond Index[1]		1.25%	(0.33)%	1.35%
Bloomberg 5-10 Year Taxable Municipal Bond Index[2]		3.52%	1.05%	2.60%
Bloomberg U.S. Government Bond Index[3]		0.62%	(0.63)%	0.85%
Morningstar Intermediate Core Bond Category Average[4]		1.68%	(0.20)%	1.30%
1.
In accordance with new regulatory requirements, the Portfolio has selected the Bloomberg U.S. Aggregate Bond Index, which represents a broad measure of market performance, as a replacement for the Bloomberg 5-10 Year Taxable Municipal Bond Index. The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures the performance of the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable rate mortgage pass-throughs), asset-backed securities and commercial mortgage-backed securities.

2.
The Bloomberg 5-10 Year Taxable Municipal Bond Index, which is generally representative of the market sectors or types of investments in which the Portfolio invests, is the 5-10 year component of the Bloomberg Taxable Municipal Bond Index.

3.
The Bloomberg U.S. Government Bond Index, which is generally representative of the market sectors or types of investments in which the Portfolio invests, consists of publicly issued debt of the U.S. Treasury and government agencies.

4.
The Morningstar Intermediate Core Bond Category Average is representative of funds that invest primarily in investment-grade U.S. fixed-income issues including government, corporate, and securitized debt, and hold less than 5% in below-investment-grade exposures. Their durations (a measure of interest-rate sensitivity) typically range between 75% and 125% of the three-year average of the effective duration of the Morningstar Core Bond Index. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares. Separate variable annuity and variable universal life insurance account and policy fees and charges are not reflected in the graph and table. If they were, returns would be less than those shown.
Key Portfolio Statistics
Portfolio's net assets	$241,213,402%
Total number of portfolio holdings	133%
Total advisory fees paid	$1,071,376%
Portfolio turnover rate	41%
Graphical Representation of Holdings
The tables below show the investment makeup of the Portfolio; percentages indicated are based on the Portfolio's net assets.
Top Ten Holdings and/or Issuers*
State of Illinois, 4.62%-6.725%, due 5/1/31-6/15/38	3.7%
New York City Transitional Finance Authority, 2.40%-5.01%, due 5/1/27-5/1/34	3.0%
District of Columbia, 3.759%-7.625%, due 7/1/29-10/1/35	2.2%
Texas Natural Gas Securitization Finance Corp., 5.102%, due 4/1/35	2.2%
City of Los Angeles, 2.15%-5.50%, due 9/1/32-5/15/38	2.0%
New York State Dormitory Authority, 2.202%-4.802%, due 3/15/34-7/1/35	2.0%
State of Hawaii, 1.695%-4.736%, due 8/1/32-10/1/35	1.9%
City of New York, 1.923%-5.114%, due 8/1/31-10/1/54	1.9%
University of California, 1.614%-3.931%, due 5/15/30-5/15/45	1.9%
Commonwealth of Massachusetts, 1.67%-3.769%, due 7/15/29-11/1/31	1.9%
* Excluding short-term investments
Portfolio Composition
Municipal Bonds	83.2%
Corporate Bonds	11.4%
Short-Term Investments	3.6%
Other Assets, Less Liabilities	1.8%
Material Portfolio Changes
The following is a summary of certain changes and planned changes to the Portfolio since January 1, 2024:
In connection with a rebranding of the New York Life Investments products, the Portfolio’s name was changed from “MainStay VP MacKay U.S. Infrastructure Bond Portfolio” to “NYLI VP MacKay U.S. Infrastructure Bond Portfolio.” The Portfolio’s name change will not impact the management of the Portfolio.
Effective May 1, 2024, the Portfolio changed its name and modified its principal investment strategies and investment process to reflect that the Portfolio will invest in an actively managed, diversified portfolio of U.S. infrastructure-related debt issuers and/or securities intended primarily to finance infrastructure-related activities. The Portfolio modified its principal risks in connection with the change in principal investment strategies by removing the “Mortgage Dollar Roll Transaction Risk,” “Mortgage Pass-Through Securities Risk” and “TBA Securities Risk,” modifying the “Debt Securities Risk,” “Derivatives Risk,” and “Portfolio Management Risk” to reflect the updated principal investment strategies and adding “Infrastructure Investment Risk”, “Municipal Bond Risk”, “Municipal Bond Focus Risk” and Private Placement and Restricted Securities Risk”.
For more complete information, you may review or order printed copies of the Portfolio’s next prospectus, which we expect to be available by May 1, 2025, at dfinview.com/NYLIM?site=VP. You may also call 800-624-6782 to obtain a copy of the Portfolio’s current prospectus.

Availability of Additional Information
At dfinview.com/NYLIM?site=VP, you can find additional information about the Portfolio, when available, including the Portfolio’s:
  Prospectus
  Financial information
  Portfolio holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.
The New York Life Variable Annuities and NYLIAC Variable Universal Life Insurance Products are issued by New York Life Insurance and Annuity Corporation (a Delaware Corporation) and distributed by NYLIFE Distributors LLC (Member FINRA/SIPC).
New York Life Insurance Company
New York Life Insurance and Annuity Corporation (NYLIAC)
51 Madison Avenue, Room 551
New York, NY 10010

New York Life Investment Management LLC is the investment manager to the NYLI VP Funds Trust.

“New York Life Investments” is both a service mark, and the common trade name, of certain investment advisors affiliated with New York Life Insurance Company. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.

NYLI VP MacKay High Yield Corporate Bond Portfolio
(formerly known as MainStay VP MacKay High Yield Corporate Bond Portfolio)
Initial Class
ANNUAL SHAREHOLDER REPORT | December 31, 2024
This annual shareholder report contains important information about NYLI VP MacKay High Yield Corporate Bond Portfolio (the "Portfolio") for the period January 1, 2024 to December 31, 2024. You can find additional information about the Portfolio at dfinview.com/NYLIM?site=VP. You can also request this information by contacting us at 800-624-6782.
This report describes changes to the Portfolio that occurred during the reporting period.
What were the Portfolio costs for the last year?1
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$60	0.58%
1.
Does not include any separate account or policy fees or charges imposed under the variable annuity policies and variable universal life insurance policies for which the Portfolio is an investment option. If they were included, your costs would be higher.

What factors influenced Portfolio performance during the reporting period?
During the 12-month reporting period ended December 31, 2024, the Portfolio’s performance relative to the ICE BofA U.S. High Yield Constrained Index was affected, in large part, by underweight allocations to CCC-rated and distressed issuers, which significantly outperformed.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Portfolio’s performance during the reporting period.
Key Factor	Summary	Impact
Basic industry	Credit selection and overweight allocation, with chemicals manufacturer Innophos Holdings a top performer	Contributed
Consumer goods	Credit selection, with United Natural Foods, a distributor of health and specialty foods, a top performer	Contributed
Utilities	Credit Selection, with power producer GenOn a top performer	Contributed
Health care	Credit selection, including lack of exposure to Community Health and underweight exposure to Bausch Health, both strong performers	Detracted
Telecommunications	Credit selection and underweight exposure, including lack of exposure to Lumen Technologies, an outperformer	Detracted
Retail	Credit selection, including lack of exposure to auto dealer Carvana, which outperformed, and overweight exposure to YUM! brands, which underperformed	Detracted
Portfolio Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Portfolio (or for the life of the Portfolio, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period.
Average Annual Total Returns for the Year-Ended December 31, 2024	Inception Date	One Year	Five Years	Ten Years
Initial Class Shares	5/1/1995	7.12%	4.15%	5.27%
Bloomberg U.S. Aggregate Bond Index[1]		1.25%	(0.33)%	1.35%
ICE BofA U.S. High Yield Constrained Index[2]		8.20%	4.03%	5.08%
Morningstar High Yield Bond Category Average[3]		7.63%	3.72%	4.33%
1.
In accordance with new regulatory requirements, the Portfolio has selected the Bloomberg U.S. Aggregate Bond Index, which represents a broad measure of market performance, as a replacement for the ICE BofA U.S. High Yield Constrained Index. The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures performance of the investment grade, U.S. dollar denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities and commercial mortgage-backed securities.

2.
The ICE BofA U.S. High Yield Constrained Index, which is generally representative of the market sectors or types of investments in which the Portfolio invests, is a market value-weighted index of all domestic and Yankee high-yield bonds, including deferred interest bonds and payment-in-kind securities. Issuers included in the ICE BofA U.S. High Yield Constrained Index have maturities of one year or more and have a credit rating lower than BBB-/Baa3, but are not in default. No single issuer may constitute greater than 2% of the ICE BofA U.S. High Yield Constrained Index.

3.
The Morningstar High Yield Bond Category Average is representative of funds that concentrate on lower-quality bonds, which are riskier than those of higher-quality companies. These funds primarily invest in U.S. high-income debt securities where at least 65% or more of bond assets are not rated or are rated by a major agency such as Standard & Poor’s or Moody’s at the level of BB and below. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares. Separate variable annuity and variable universal life insurance account and policy fees and charges are not reflected in the graph and table. If they were, returns would be less than those shown.
Key Portfolio Statistics
Portfolio's net assets	$2,697,354,544%
Total number of portfolio holdings	580%
Total advisory fees paid	$14,935,289%
Portfolio turnover rate	29%
Graphical Representation of Holdings
The tables below show the investment makeup of the Portfolio; percentages indicated are based on the Portfolio's net assets.
Top Ten Holdings and/or Issuers*
TransDigm, Inc., 4.625%-7.125%, due 11/15/27-1/15/33	2.2%
CCO Holdings LLC, 4.25%-5.375%, due 5/1/27-1/15/34	2.0%
Yum! Brands, Inc., 3.625%-6.875%, due 1/15/30-11/15/37	1.5%
Churchill Downs, Inc., 4.75%-6.75%, due 4/1/27-5/1/31	1.2%
Hilton Domestic Operating Co., Inc., 4.00%-6.125%, due 5/1/28-3/15/33	1.1%
Sprint Capital Corp., 6.875%, due 11/15/28	1.0%
Mineral Resources Ltd., 8.125%-9.25%, due 5/1/27-5/1/30	0.9%
1011778 B.C. Unlimited Liability Co., 3.875%-6.125%, due 1/15/28-10/15/30	0.9%
Boyd Gaming Corp., 4.75%, due 12/1/27-6/15/31	0.9%
Clarivate Science Holdings Corp., 3.875%-4.875%, due 7/1/28-7/1/29	0.9%
* Excluding short-term investments
Portfolio Composition
Corporate Bonds	86.6%
Loan Assignments	6.5%
Common Stocks	0.8%
Convertible Bonds	0.7%
Preferred Stock	0.4%
Other Assets, Less Liabilities	5.0%
Material Portfolio Changes
The following is a summary of certain changes and planned changes to the Portfolio since January 1, 2024:
In connection with a rebranding of the New York Life Investments products, the Portfolio’s name was changed from “MainStay VP MacKay High Yield Corporate Bond Portfolio” to “NYLI VP MacKay High Yield Corporate Bond Portfolio.” The Portfolio’s name change will not impact the management of the Portfolio.
Effective February 28, 2024, Andrew Susser, Dohyun Cha, Won Choi and Nate Hudson are portfolio managers of the Portfolio.
For more complete information, you may review or order printed copies of the Portfolio’s next prospectus, which we expect to be available by May 1, 2025, at dfinview.com/NYLIM?site=VP. You may also call 800-624-6782 to obtain a copy of the Portfolio’s current prospectus.
Availability of Additional Information
At dfinview.com/NYLIM?site=VP, you can find additional information about the Portfolio, when available, including the Portfolio’s:
  Prospectus
  Financial information
  Portfolio holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.
The New York Life Variable Annuities and NYLIAC Variable Universal Life Insurance Products are issued by New York Life Insurance and Annuity Corporation (a Delaware Corporation) and distributed by NYLIFE Distributors LLC (Member FINRA/SIPC).
New York Life Insurance Company
New York Life Insurance and Annuity Corporation (NYLIAC)
51 Madison Avenue, Room 551
New York, NY 10010

New York Life Investment Management LLC is the investment manager to the NYLI VP Funds Trust.

“New York Life Investments” is both a service mark, and the common trade name, of certain investment advisors affiliated with New York Life Insurance Company. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.

NYLI VP MacKay High Yield Corporate Bond Portfolio
(formerly known as MainStay VP MacKay High Yield Corporate Bond Portfolio)
Service Class
ANNUAL SHAREHOLDER REPORT | December 31, 2024
This annual shareholder report contains important information about NYLI VP MacKay High Yield Corporate Bond Portfolio (the "Portfolio") for the period January 1, 2024 to December 31, 2024. You can find additional information about the Portfolio at dfinview.com/NYLIM?site=VP. You can also request this information by contacting us at 800-624-6782.
This report describes changes to the Portfolio that occurred during the reporting period.
What were the Portfolio costs for the last year?1
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$86	0.83%
1.
Does not include any separate account or policy fees or charges imposed under the variable annuity policies and variable universal life insurance policies for which the Portfolio is an investment option. If they were included, your costs would be higher.

What factors influenced Portfolio performance during the reporting period?
During the 12-month reporting period ended December 31, 2024, the Portfolio’s performance relative to the ICE BofA U.S. High Yield Constrained Index was affected, in large part, by underweight allocations to CCC-rated and distressed issuers, which significantly outperformed.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Portfolio’s performance during the reporting period.
Key Factor	Summary	Impact
Basic industry	Credit selection and overweight allocation, with chemicals manufacturer Innophos Holdings a top performer	Contributed
Consumer goods	Credit selection, with United Natural Foods, a distributor of health and specialty foods, a top performer	Contributed
Utilities	Credit Selection, with power producer GenOn a top performer	Contributed
Health care	Credit selection, including lack of exposure to Community Health and underweight exposure to Bausch Health, both strong performers	Detracted
Telecommunications	Credit selection and underweight exposure, including lack of exposure to Lumen Technologies, an outperformer	Detracted
Retail	Credit selection, including lack of exposure to auto dealer Carvana, which outperformed, and overweight exposure to YUM! brands, which underperformed	Detracted
Portfolio Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Portfolio (or for the life of the Portfolio, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period.
Average Annual Total Returns for the Year-Ended December 31, 2024	Inception Date	One Year	Five Years	Ten Years
Service Class Shares	6/4/2003	6.85%	3.89%	5.01%
Bloomberg U.S. Aggregate Bond Index[1]		1.25%	(0.33)%	1.35%
ICE BofA U.S. High Yield Constrained Index[2]		8.20%	4.03%	5.08%
Morningstar High Yield Bond Category Average[3]		7.63%	3.72%	4.33%
1.
In accordance with new regulatory requirements, the Portfolio has selected the Bloomberg U.S. Aggregate Bond Index, which represents a broad measure of market performance, as a replacement for the ICE BofA U.S. High Yield Constrained Index. The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures performance of the investment grade, U.S. dollar denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities and commercial mortgage-backed securities.

2.
The ICE BofA U.S. High Yield Constrained Index, which is generally representative of the market sectors or types of investments in which the Portfolio invests, is a market value-weighted index of all domestic and Yankee high-yield bonds, including deferred interest bonds and payment-in-kind securities. Issuers included in the ICE BofA U.S. High Yield Constrained Index have maturities of one year or more and have a credit rating lower than BBB-/Baa3, but are not in default. No single issuer may constitute greater than 2% of the ICE BofA U.S. High Yield Constrained Index.

3.
The Morningstar High Yield Bond Category Average is representative of funds that concentrate on lower-quality bonds, which are riskier than those of higher-quality companies. These funds primarily invest in U.S. high-income debt securities where at least 65% or more of bond assets are not rated or are rated by a major agency such as Standard & Poor’s or Moody’s at the level of BB and below. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares. Separate variable annuity and variable universal life insurance account and policy fees and charges are not reflected in the graph and table. If they were, returns would be less than those shown.
Key Portfolio Statistics
Portfolio's net assets	$2,697,354,544%
Total number of portfolio holdings	580%
Total advisory fees paid	$14,935,289%
Portfolio turnover rate	29%
Graphical Representation of Holdings
The tables below show the investment makeup of the Portfolio; percentages indicated are based on the Portfolio's net assets.
Top Ten Holdings and/or Issuers*
TransDigm, Inc., 4.625%-7.125%, due 11/15/27-1/15/33	2.2%
CCO Holdings LLC, 4.25%-5.375%, due 5/1/27-1/15/34	2.0%
Yum! Brands, Inc., 3.625%-6.875%, due 1/15/30-11/15/37	1.5%
Churchill Downs, Inc., 4.75%-6.75%, due 4/1/27-5/1/31	1.2%
Hilton Domestic Operating Co., Inc., 4.00%-6.125%, due 5/1/28-3/15/33	1.1%
Sprint Capital Corp., 6.875%, due 11/15/28	1.0%
Mineral Resources Ltd., 8.125%-9.25%, due 5/1/27-5/1/30	0.9%
1011778 B.C. Unlimited Liability Co., 3.875%-6.125%, due 1/15/28-10/15/30	0.9%
Boyd Gaming Corp., 4.75%, due 12/1/27-6/15/31	0.9%
Clarivate Science Holdings Corp., 3.875%-4.875%, due 7/1/28-7/1/29	0.9%
* Excluding short-term investments
Portfolio Composition
Corporate Bonds	86.6%
Loan Assignments	6.5%
Common Stocks	0.8%
Convertible Bonds	0.7%
Preferred Stock	0.4%
Other Assets, Less Liabilities	5.0%
Material Portfolio Changes
The following is a summary of certain changes and planned changes to the Portfolio since January 1, 2024:
In connection with a rebranding of the New York Life Investments products, the Portfolio’s name was changed from “MainStay VP MacKay High Yield Corporate Bond Portfolio” to “NYLI VP MacKay High Yield Corporate Bond Portfolio.” The Portfolio’s name change will not impact the management of the Portfolio.
Effective February 28, 2024, Andrew Susser, Dohyun Cha, Won Choi and Nate Hudson are portfolio managers of the Portfolio.
For more complete information, you may review or order printed copies of the Portfolio’s next prospectus, which we expect to be available by May 1, 2025, at dfinview.com/NYLIM?site=VP. You may also call 800-624-6782 to obtain a copy of the Portfolio’s current prospectus.
Availability of Additional Information
At dfinview.com/NYLIM?site=VP, you can find additional information about the Portfolio, when available, including the Portfolio’s:
  Prospectus
  Financial information
  Portfolio holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.
The New York Life Variable Annuities and NYLIAC Variable Universal Life Insurance Products are issued by New York Life Insurance and Annuity Corporation (a Delaware Corporation) and distributed by NYLIFE Distributors LLC (Member FINRA/SIPC).
New York Life Insurance Company
New York Life Insurance and Annuity Corporation (NYLIAC)
51 Madison Avenue, Room 551
New York, NY 10010

New York Life Investment Management LLC is the investment manager to the NYLI VP Funds Trust.

“New York Life Investments” is both a service mark, and the common trade name, of certain investment advisors affiliated with New York Life Insurance Company. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.

NYLI VP MacKay Strategic Bond Portfolio
(formerly known as MainStay VP MacKay Strategic Bond Portfolio)
Initial Class
ANNUAL SHAREHOLDER REPORT | December 31, 2024
This annual shareholder report contains important information about NYLI VP MacKay Strategic Bond Portfolio (the "Portfolio") for the period January 1, 2024 to December 31, 2024. You can find additional information about the Portfolio at dfinview.com/NYLIM?site=VP. You can also request this information by contacting us at 800-624-6782.
This report describes changes to the Portfolio that occurred during the reporting period.
What were the Portfolio costs for the last year?1
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$65	0.63%
1.
Does not include any separate account or policy fees or charges imposed under the variable annuity policies and variable universal life insurance policies for which the Portfolio is an investment option. If they were included, your costs would be higher.

What factors influenced Portfolio performance during the reporting period?
During the 12-month reporting period ended December 31, 2024, the fixed-income markets generally delivered positive absolute returns even after heightened volatility in the fourth quarter as interest rates rose and the yield curve steepened. The Portfolio’s performance relative to the Bloomberg U.S. Aggregate Bond Index was affected by both security and sector allocation decisions.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Portfolio’s performance during the reporting period.
Key Factor	Summary	Impact
Mortgage credit	Overweight exposure to credit risk transfers on valuations	Contributed
High-grade corporates	Overweight exposure to financials and utilities; underweight exposure to industrials on valuations	Contributed
Non-agency commercial mortgage-backed securities	Issue selection in SASB (single asset single borrower) securities, with a focus on industrial properties and diversified conduits	Contributed
Asset-backed securities	Overweight exposure to auto securitizations due to healthy consumer balance sheets	Contributed
Emerging markets	Issue selection in hard currency corporates and sovereigns in stable countries with strong growth	Contributed
U.S. Treasury securities	Underweight exposure in favor of spread product	Detracted
Portfolio Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Portfolio (or for the life of the Portfolio, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period.
Average Annual Total Returns for the Year-Ended December 31, 2024	Inception Date	One Year	Five Years	Ten Years
Initial Class Shares	4/29/2011	7.15%	3.45%	3.26%
Bloomberg U.S. Aggregate Bond Index[1]		1.25%	(0.33)%	1.35%
ICE BofA U.S. Dollar 3-Month Deposit Offered Rate Constant Maturity Index[2]		5.47%	2.59%	1.96%
Morningstar Multisector Bond Category Average[3]		5.96%	2.24%	3.11%
1.
In accordance with new regulatory requirements, the Portfolio has selected the Bloomberg U.S. Aggregate Bond Index, which represents a broad measure of market performance, and is generally representative of the market sectors or types of investments in which the Portfolio invests. The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures performance of the investment grade, U.S. dollar denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities and commercial mortgage-backed securities.

2.
The ICE BofA U.S. Dollar 3-Month Deposit Offered Rate Constant Maturity Index is unmanaged and tracks the performance of a synthetic asset paying a deposit offered rate to a stated maturity. The index is based on the assumed purchase at par of a synthetic instrument having exactly its stated maturity and with a coupon equal to that day’s fixing rate. That issue is assumed to be sold the following business day (priced at a yield equal to the current day fixing rate) and rolled into a new instrument.

3.
The Morningstar Multisector Bond Category Average is representative of funds that seek income by diversifying their assets among several fixed-income sectors, usually U.S. government obligations, U.S. corporate bonds, foreign bonds, and high-yield U.S. debt securities. These portfolios typically hold 35% to 65% of bonds assets in securities that are not rated by a major agency such as Standard  & Poor’s or Moody’s at the level of BB (considered speculative for taxable bonds) and below. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares. Separate variable annuity and variable universal life insurance account and policy fees and charges are not reflected in the graph and table. If they were, returns would be less than those shown.
Key Portfolio Statistics
Portfolio's net assets	$609,901,042%
Total number of portfolio holdings	474%
Total advisory fees paid	$3,808,310%
Portfolio turnover rate	104%
Graphical Representation of Holdings
The tables below show the investment makeup of the Portfolio; percentages indicated are based on the Portfolio's net assets.
Top Ten Holdings and/or Issuers*
U.S. Treasury Notes, 3.875%-4.25%, due 10/15/27-11/15/34	7.1%
GNMA, (zero coupon)-3.50%, due 9/20/49-2/16/66	5.2%
United Kingdom Gilt, 4.125%, due 7/22/29	2.5%
FHLMC, (zero coupon)-4.00%, due 1/15/33-8/15/56	2.2%
CF Hippolyta Issuer LLC, 1.69%-2.28%, due 7/15/60-3/15/61	1.5%
Connecticut Avenue Securities Trust, 8.333%-11.433%, due 2/25/40	1.2%
FNMA, (zero coupon)-3.50%, due 4/25/46-11/25/53	1.1%
Ford Motor Credit Co. LLC, 2.30%-6.95%, due 2/10/25-5/12/28	1.0%
FHLMC STACR REMIC Trust, 7.569%-9.569%, due 8/25/33	0.9%
Ally Financial, Inc., 5.75%-8.00%, due 11/20/25-11/1/31	0.9%
* Excluding short-term investments
Portfolio Composition
Mortgage-Backed Securities	35.9%
Corporate Bonds	34.0%
Asset-Backed Securities	13.9%
U.S. Government & Federal Agencies	7.1%
Foreign Government Bonds	6.7%
Loan Assignments	1.3%
Short-Term Investments	0.6%
Other Assets, Less Liabilities	0.5%
Material Portfolio Changes
The following is a summary of certain changes and planned changes to the Portfolio since January 1, 2024:
In connection with a rebranding of the New York Life Investments products, the Portfolio’s name was changed from “MainStay VP MacKay Strategic Bond Portfolio” to “NYLI VP MacKay Strategic Bond Portfolio .” The Portfolio’s name change will not impact the management of the Portfolio.
For more complete information, you may review or order printed copies of the Portfolio’s next prospectus, which we expect to be available by May 1, 2025, at dfinview.com/NYLIM?site=VP. You may also call 800-624-6782 to obtain a copy of the Portfolio’s current prospectus.
Availability of Additional Information
At dfinview.com/NYLIM?site=VP, you can find additional information about the Portfolio, when available, including the Portfolio’s:
  Prospectus
  Financial information
  Portfolio holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.
The New York Life Variable Annuities and NYLIAC Variable Universal Life Insurance Products are issued by New York Life Insurance and Annuity Corporation (a Delaware Corporation) and distributed by NYLIFE Distributors LLC (Member FINRA/SIPC).
New York Life Insurance Company
New York Life Insurance and Annuity Corporation (NYLIAC)
51 Madison Avenue, Room 551
New York, NY 10010

New York Life Investment Management LLC is the investment manager to the NYLI VP Funds Trust.

“New York Life Investments” is both a service mark, and the common trade name, of certain investment advisors affiliated with New York Life Insurance Company. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.

NYLI VP MacKay Strategic Bond Portfolio
(formerly known as MainStay VP MacKay Strategic Bond Portfolio)
Service Class
ANNUAL SHAREHOLDER REPORT | December 31, 2024
This annual shareholder report contains important information about NYLI VP MacKay Strategic Bond Portfolio (the "Portfolio") for the period January 1, 2024 to December 31, 2024. You can find additional information about the Portfolio at dfinview.com/NYLIM?site=VP. You can also request this information by contacting us at 800-624-6782.
This report describes changes to the Portfolio that occurred during the reporting period.
What were the Portfolio costs for the last year?1
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$91	0.88%
1.
Does not include any separate account or policy fees or charges imposed under the variable annuity policies and variable universal life insurance policies for which the Portfolio is an investment option. If they were included, your costs would be higher.

What factors influenced Portfolio performance during the reporting period?
During the 12-month reporting period ended December 31, 2024, the fixed-income markets generally delivered positive absolute returns even after heightened volatility in the fourth quarter as interest rates rose and the yield curve steepened. The Portfolio’s performance relative to the Bloomberg U.S. Aggregate Bond Index was affected by both security and sector allocation decisions.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Portfolio’s performance during the reporting period.
Key Factor	Summary	Impact
Mortgage credit	Overweight exposure to credit risk transfers on valuations	Contributed
High-grade corporates	Overweight exposure to financials and utilities; underweight exposure to industrials on valuations	Contributed
Non-agency commercial mortgage-backed securities	Issue selection in SASB (single asset single borrower) securities, with a focus on industrial properties and diversified conduits	Contributed
Asset-backed securities	Overweight exposure to auto securitizations due to healthy consumer balance sheets	Contributed
Emerging markets	Issue selection in hard currency corporates and sovereigns in stable countries with strong growth	Contributed
U.S. Treasury securities	Underweight exposure in favor of spread product	Detracted
Portfolio Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Portfolio (or for the life of the Portfolio, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period.
Average Annual Total Returns for the Year-Ended December 31, 2024	Inception Date	One Year	Five Years	Ten Years
Service Class Shares	4/29/2011	6.88%	3.20%	3.00%
Bloomberg U.S. Aggregate Bond Index[1]		1.25%	(0.33)%	1.35%
ICE BofA U.S. Dollar 3-Month Deposit Offered Rate Constant Maturity Index[2]		5.47%	2.59%	1.96%
Morningstar Multisector Bond Category Average[3]		5.96%	2.24%	3.11%
1.
In accordance with new regulatory requirements, the Portfolio has selected the Bloomberg U.S. Aggregate Bond Index, which represents a broad measure of market performance, and is generally representative of the market sectors or types of investments in which the Portfolio invests. The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures performance of the investment grade, U.S. dollar denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities and commercial mortgage-backed securities.

2.
The ICE BofA U.S. Dollar 3-Month Deposit Offered Rate Constant Maturity Index is unmanaged and tracks the performance of a synthetic asset paying a deposit offered rate to a stated maturity. The index is based on the assumed purchase at par of a synthetic instrument having exactly its stated maturity and with a coupon equal to that day’s fixing rate. That issue is assumed to be sold the following business day (priced at a yield equal to the current day fixing rate) and rolled into a new instrument.

3.
The Morningstar Multisector Bond Category Average is representative of funds that seek income by diversifying their assets among several fixed-income sectors, usually U.S. government obligations, U.S. corporate bonds, foreign bonds, and high-yield U.S. debt securities. These portfolios typically hold 35% to 65% of bonds assets in securities that are not rated by a major agency such as Standard  & Poor’s or Moody’s at the level of BB (considered speculative for taxable bonds) and below. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares. Separate variable annuity and variable universal life insurance account and policy fees and charges are not reflected in the graph and table. If they were, returns would be less than those shown.
Key Portfolio Statistics
Portfolio's net assets	$609,901,042%
Total number of portfolio holdings	474%
Total advisory fees paid	$3,808,310%
Portfolio turnover rate	104%
Graphical Representation of Holdings
The tables below show the investment makeup of the Portfolio; percentages indicated are based on the Portfolio's net assets.
Top Ten Holdings and/or Issuers*
U.S. Treasury Notes, 3.875%-4.25%, due 10/15/27-11/15/34	7.1%
GNMA, (zero coupon)-3.50%, due 9/20/49-2/16/66	5.2%
United Kingdom Gilt, 4.125%, due 7/22/29	2.5%
FHLMC, (zero coupon)-4.00%, due 1/15/33-8/15/56	2.2%
CF Hippolyta Issuer LLC, 1.69%-2.28%, due 7/15/60-3/15/61	1.5%
Connecticut Avenue Securities Trust, 8.333%-11.433%, due 2/25/40	1.2%
FNMA, (zero coupon)-3.50%, due 4/25/46-11/25/53	1.1%
Ford Motor Credit Co. LLC, 2.30%-6.95%, due 2/10/25-5/12/28	1.0%
FHLMC STACR REMIC Trust, 7.569%-9.569%, due 8/25/33	0.9%
Ally Financial, Inc., 5.75%-8.00%, due 11/20/25-11/1/31	0.9%
* Excluding short-term investments
Portfolio Composition
Mortgage-Backed Securities	35.9%
Corporate Bonds	34.0%
Asset-Backed Securities	13.9%
U.S. Government & Federal Agencies	7.1%
Foreign Government Bonds	6.7%
Loan Assignments	1.3%
Short-Term Investments	0.6%
Other Assets, Less Liabilities	0.5%
Material Portfolio Changes
The following is a summary of certain changes and planned changes to the Portfolio since January 1, 2024:
In connection with a rebranding of the New York Life Investments products, the Portfolio’s name was changed from “MainStay VP MacKay Strategic Bond Portfolio” to “NYLI VP MacKay Strategic Bond Portfolio .” The Portfolio’s name change will not impact the management of the Portfolio.
For more complete information, you may review or order printed copies of the Portfolio’s next prospectus, which we expect to be available by May 1, 2025, at dfinview.com/NYLIM?site=VP. You may also call 800-624-6782 to obtain a copy of the Portfolio’s current prospectus.
Availability of Additional Information
At dfinview.com/NYLIM?site=VP, you can find additional information about the Portfolio, when available, including the Portfolio’s:
  Prospectus
  Financial information
  Portfolio holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.
The New York Life Variable Annuities and NYLIAC Variable Universal Life Insurance Products are issued by New York Life Insurance and Annuity Corporation (a Delaware Corporation) and distributed by NYLIFE Distributors LLC (Member FINRA/SIPC).
New York Life Insurance Company
New York Life Insurance and Annuity Corporation (NYLIAC)
51 Madison Avenue, Room 551
New York, NY 10010

New York Life Investment Management LLC is the investment manager to the NYLI VP Funds Trust.

“New York Life Investments” is both a service mark, and the common trade name, of certain investment advisors affiliated with New York Life Insurance Company. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.

NYLI VP PIMCO Real Return Portfolio
(formerly known as MainStay VP PIMCO Real Return Portfolio)
Initial Class
ANNUAL SHAREHOLDER REPORT | December 31, 2024
This annual shareholder report contains important information about NYLI VP PIMCO Real Return Portfolio (the "Portfolio") for the period January 1, 2024 to December 31, 2024. You can find additional information about the Portfolio at dfinview.com/NYLIM?site=VP. You can also request this information by contacting us at 800-624-6782.
This report describes changes to the Portfolio that occurred during the reporting period.
What were the Portfolio costs for the last year?1
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[2]
Initial Class	$83	0.82%
1.
Does not include any separate account or policy fees or charges imposed under the variable annuity policies and variable universal life insurance policies for which the Portfolio is an investment option. If they were included, your costs would be higher.

2.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
What factors influenced Portfolio performance during the reporting period?
During the 12-month reporting period ended December 31, 2024, the Portfolio’s performance relative to the Bloomberg U.S. TIPS Index was determined by a variety of allocations and duration positions. Relative returns benefited from breakeven inflation positioning, exposure to Eurozone duration, and spread strategies. Duration exposure in other regions detracted.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Portfolio’s performance during the reporting period.
Key Factor	Summary	Impact
Breakevens	Breakeven inflation strategies in the United States, Japan and Europe	Contributed
Duration	Interest rate strategies in Europe	Contributed
Spread	Exposure to securitized assets, including collateralized loan obligations, non-agency mortgage-backed securities and U.S. agency mortgage-backed securities	Contributed
Duration	Exposure to U.K., Australian and Japanese duration	Detracted
Duration	Curve positioning within U.S. interest rates	Detracted
Portfolio Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Portfolio (or for the life of the Portfolio, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period.
Average Annual Total Returns for the Year-Ended December 31, 2024	Inception Date	One Year	Five Years	Ten Years
Initial Class Shares	2/17/2012	2.21%	2.03%	2.24%
Bloomberg U.S. Aggregate Bond Index[1]		1.25%	(0.33)%	1.35%
Bloomberg U.S. TIPS Index[2]		1.84%	1.87%	2.24%
Morningstar Inflation-Protected Bond Category Average[3]		2.05%	1.27%	1.78%
1.
In accordance with new regulatory requirements, the Portfolio has selected the Bloomberg U.S. Aggregate Bond Index, which represents a broad measure of market performance, as a replacement for the Bloomberg U.S. TIPS Index. The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures performance of the investment grade, U.S. dollar denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities and commercial mortgage-backed securities.

2.
The Bloomberg U.S. TIPS Index, which is generally representative of the market sectors or types of investments in which the Portfolio invests, includes all publicly issued, U.S. Treasury inflation-protected securities that have at least one year remaining to maturity and are rated investment grade.

3.
The Morningstar Inflation-Protected Bond Category Average is representative of funds that invest primarily in debt securities that adjust their principal values in line with the rate of inflation. These bonds can be issued by any organization, but the U.S. Treasury is currently the largest issuer for these types of securities. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares. Separate variable annuity and variable universal life insurance account and policy fees and charges are not reflected in the graph and table. If they were, returns would be less than those shown.
Key Portfolio Statistics
Portfolio's net assets	$411,853,089%
Total number of portfolio holdings	329%
Total advisory fees paid	$1,887,371%
Portfolio turnover rate	156%
Graphical Representation of Holdings
The tables below show the investment makeup of the Portfolio; percentages indicated are based on the Portfolio's net assets.
Top Ten Holdings and/or Issuers*
U.S. Treasury Inflation Linked Notes, 0.125%-2.375%, due 10/15/25-7/15/34	65.9%
U.S. Treasury Inflation Linked Bonds, 0.125%-3.375%, due 1/15/26-2/15/54	22.9%
UMBS, Single Family, 30 Year, 4.00%-6.00%, due 1/25/55	9.5%
Italy Buoni Poliennali del Tesoro, 0.40%-1.80%, due 5/26/25-5/15/36	3.4%
GNMA II, Single Family, 30 Year, 3.50%, due 1/15/55	3.0%
Japan Government CPI Linked Bond, 0.10%, due 3/10/28-3/10/29	1.8%
GNMA, 5.461%-6.522%, due 4/20/67-7/20/73	1.4%
France Government Bond, 0.10%, due 3/1/26-7/25/31	1.1%
Barings Euro CLO DAC, 4.159%, due 10/15/34	0.5%
UMBS, 30 Year, 4.00%-4.50%, due 7/1/52-2/1/54	0.4%
* Excluding short-term investments
Portfolio Composition
U.S. Government & Federal Agencies	101.7%
Short-Term Investments	58.5%
Asset-Backed Securities	7.9%
Foreign Government Bonds	6.8%
Mortgage-Backed Securities	2.3%
Corporate Bonds	0.3%
Other Assets, Less Liabilities	-77.5%
Material Portfolio Changes
The following is a summary of certain changes and planned changes to the Portfolio since January 1, 2024:
In connection with a rebranding of the New York Life Investments products, the Portfolio's name was changed from “MainStay VP PIMCO Real Return Portfolio” to “NYLI VP PIMCO Real Return Portfolio.” The Portfolio's name change will not impact the management of the Portfolio.
For more complete information, you may review or order printed copies of the Portfolio's next prospectus, which we expect to be available by May 1, 2025, at dfinview.com/NYLIM?site=VP. You may also call 800-624-6782 to obtain a copy of the Portfolio's current prospectus.
Availability of Additional Information
At dfinview.com/NYLIM?site=VP, you can find additional information about the Portfolio, when available, including the Portfolio’s:
  Prospectus
  Financial information
  Portfolio holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.
The New York Life Variable Annuities and NYLIAC Variable Universal Life Insurance Products are issued by New York Life Insurance and Annuity Corporation (a Delaware Corporation) and distributed by NYLIFE Distributors LLC (Member FINRA/SIPC).
New York Life Insurance Company
New York Life Insurance and Annuity Corporation (NYLIAC)
51 Madison Avenue, Room 551
New York, NY 10010

New York Life Investment Management LLC is the investment manager to the NYLI VP Funds Trust.

“New York Life Investments” is both a service mark, and the common trade name, of certain investment advisors affiliated with New York Life Insurance Company. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.

NYLI VP PIMCO Real Return Portfolio
(formerly known as MainStay VP PIMCO Real Return Portfolio)
Service Class
ANNUAL SHAREHOLDER REPORT | December 31, 2024
This annual shareholder report contains important information about NYLI VP PIMCO Real Return Portfolio (the "Portfolio") for the period January 1, 2024 to December 31, 2024. You can find additional information about the Portfolio at dfinview.com/NYLIM?site=VP. You can also request this information by contacting us at 800-624-6782.
This report describes changes to the Portfolio that occurred during the reporting period.
What were the Portfolio costs for the last year?1
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[2]
Service Class	$108	1.07%
1.
Does not include any separate account or policy fees or charges imposed under the variable annuity policies and variable universal life insurance policies for which the Portfolio is an investment option. If they were included, your costs would be higher.

2.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
What factors influenced Portfolio performance during the reporting period?
During the 12-month reporting period ended December 31, 2024, the Portfolio’s performance relative to the Bloomberg U.S. TIPS Index was determined by a variety of allocations and duration positions. Relative returns benefited from breakeven inflation positioning, exposure to Eurozone duration, and spread strategies. Duration exposure in other regions detracted.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Portfolio’s performance during the reporting period.
Key Factor	Summary	Impact
Breakevens	Breakeven inflation strategies in the United States, Japan and Europe	Contributed
Duration	Interest rate strategies in Europe	Contributed
Spread	Exposure to securitized assets, including collateralized loan obligations, non-agency mortgage-backed securities and U.S. agency mortgage-backed securities	Contributed
Duration	Exposure to U.K., Australian and Japanese duration	Detracted
Duration	Curve positioning within U.S. interest rates	Detracted
Portfolio Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Portfolio (or for the life of the Portfolio, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period.
Average Annual Total Returns for the Year-Ended December 31, 2024	Inception Date	One Year	Five Years	Ten Years
Service Class Shares	2/17/2012	1.95%	1.77%	1.98%
Bloomberg U.S. Aggregate Bond Index[1]		1.25%	(0.33)%	1.35%
Bloomberg U.S. TIPS Index[2]		1.84%	1.87%	2.24%
Morningstar Inflation-Protected Bond Category Average[3]		2.05%	1.27%	1.78%
1.
In accordance with new regulatory requirements, the Portfolio has selected the Bloomberg U.S. Aggregate Bond Index, which represents a broad measure of market performance, as a replacement for the Bloomberg U.S. TIPS Index. The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures performance of the investment grade, U.S. dollar denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities and commercial mortgage-backed securities.

2.
The Bloomberg U.S. TIPS Index, which is generally representative of the market sectors or types of investments in which the Portfolio invests, includes all publicly issued, U.S. Treasury inflation-protected securities that have at least one year remaining to maturity and are rated investment grade.

3.
The Morningstar Inflation-Protected Bond Category Average is representative of funds that invest primarily in debt securities that adjust their principal values in line with the rate of inflation. These bonds can be issued by any organization, but the U.S. Treasury is currently the largest issuer for these types of securities. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares. Separate variable annuity and variable universal life insurance account and policy fees and charges are not reflected in the graph and table. If they were, returns would be less than those shown.
Key Portfolio Statistics
Portfolio's net assets	$411,853,089%
Total number of portfolio holdings	329%
Total advisory fees paid	$1,887,371%
Portfolio turnover rate	156%
Graphical Representation of Holdings
The tables below show the investment makeup of the Portfolio; percentages indicated are based on the Portfolio's net assets.
Top Ten Holdings and/or Issuers*
U.S. Treasury Inflation Linked Notes, 0.125%-2.375%, due 10/15/25-7/15/34	65.9%
U.S. Treasury Inflation Linked Bonds, 0.125%-3.375%, due 1/15/26-2/15/54	22.9%
UMBS, Single Family, 30 Year, 4.00%-6.00%, due 1/25/55	9.5%
Italy Buoni Poliennali del Tesoro, 0.40%-1.80%, due 5/26/25-5/15/36	3.4%
GNMA II, Single Family, 30 Year, 3.50%, due 1/15/55	3.0%
Japan Government CPI Linked Bond, 0.10%, due 3/10/28-3/10/29	1.8%
GNMA, 5.461%-6.522%, due 4/20/67-7/20/73	1.4%
France Government Bond, 0.10%, due 3/1/26-7/25/31	1.1%
Barings Euro CLO DAC, 4.159%, due 10/15/34	0.5%
UMBS, 30 Year, 4.00%-4.50%, due 7/1/52-2/1/54	0.4%
* Excluding short-term investments
Portfolio Composition
U.S. Government & Federal Agencies	101.7%
Short-Term Investments	58.5%
Asset-Backed Securities	7.9%
Foreign Government Bonds	6.8%
Mortgage-Backed Securities	2.3%
Corporate Bonds	0.3%
Other Assets, Less Liabilities	-77.5%
Material Portfolio Changes
The following is a summary of certain changes and planned changes to the Portfolio since January 1, 2024:
In connection with a rebranding of the New York Life Investments products, the Portfolio's name was changed from “MainStay VP PIMCO Real Return Portfolio” to “NYLI VP PIMCO Real Return Portfolio.” The Portfolio's name change will not impact the management of the Portfolio.
For more complete information, you may review or order printed copies of the Portfolio's next prospectus, which we expect to be available by May 1, 2025, at dfinview.com/NYLIM?site=VP. You may also call 800-624-6782 to obtain a copy of the Portfolio's current prospectus.
Availability of Additional Information
At dfinview.com/NYLIM?site=VP, you can find additional information about the Portfolio, when available, including the Portfolio’s:
  Prospectus
  Financial information
  Portfolio holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.
The New York Life Variable Annuities and NYLIAC Variable Universal Life Insurance Products are issued by New York Life Insurance and Annuity Corporation (a Delaware Corporation) and distributed by NYLIFE Distributors LLC (Member FINRA/SIPC).
New York Life Insurance Company
New York Life Insurance and Annuity Corporation (NYLIAC)
51 Madison Avenue, Room 551
New York, NY 10010

New York Life Investment Management LLC is the investment manager to the NYLI VP Funds Trust.

“New York Life Investments” is both a service mark, and the common trade name, of certain investment advisors affiliated with New York Life Insurance Company. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.

NYLI VP Floating Rate Portfolio
(formerly known as MainStay VP Floating Rate Portfolio)
Initial Class
ANNUAL SHAREHOLDER REPORT | December 31, 2024
This annual shareholder report contains important information about NYLI VP Floating Rate Portfolio (the "Portfolio") for the period January 1, 2024 to December 31, 2024. You can find additional information about the Portfolio at dfinview.com/NYLIM?site=VP. You can also request this information by contacting us at 800-624-6782.
This report describes changes to the Portfolio that occurred during the reporting period.
What were the Portfolio costs for the last year?1
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$67	0.64%
1.
Does not include any separate account or policy fees or charges imposed under the variable annuity policies and variable universal life insurance policies for which the Portfolio is an investment option. If they were included, your costs would be higher.

What factors influenced Portfolio performance during the reporting period?
The Portfolio’s performance relative to the Morningstar LSTA US Leveraged Loan Index during the 12-month reporting period ended December 31, 2024, was determined by sector and rating positioning, as well as security selection.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Portfolio’s performance during the reporting period.
Key Factor	Summary	Impact
Sector positioning: N/A SNP industry	Primarily collateralized loan obligation tranches and some high yield bonds	Contributed
Sector positioning: Chemicals	Overweight positioning, positive security selection	Contributed
Sector positioning: Software	Underweight positioning, positive security selection	Contributed
Sector positioning: Health care providers & services	Underweight positioning, negative security selection	Detracted
Sector positioning: Professional services	Underweight positioning, partly offset by positive security selection	Detracted
Sector positioning: Capital markets	Underweight positioning, partly offset by positive security selection	Detracted
Portfolio Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Portfolio (or for the life of the Portfolio, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period.
Average Annual Total Returns for the Year-Ended December 31, 2024	Inception Date	One Year	Five Years	Ten Years
Initial Class Shares	5/2/2005	8.09%	4.89%	4.53%
Bloomberg U.S. Aggregate Bond Index[1]		1.25%	(0.33)%	1.35%
Morningstar LSTA US Leveraged Loan Index[2]		8.95%	5.86%	5.15%
Morningstar Bank Loan Category Average[3]		8.42%	4.63%	4.10%
1.
In accordance with new regulatory requirements, the Portfolio has selected the Bloomberg U.S. Aggregate Bond Index, which represents a broad measure of market performance, as a replacement for the Morningstar LSTA US Leveraged Loan Index. The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures the performance of the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable rate mortgage pass-throughs), asset-backed securities and commercial mortgage-backed securities.

2.
The Morningstar LSTA US Leveraged Loan Index, which is generally representative of the market sectors or types of investments in which the Portfolio invests, is a broad index designed to reflect the performance of U.S. dollar facilities in the leveraged loan market.

3.
The Morningstar Bank Loan Category Average is representative of funds that invest in floating-rate bank loans instead of bonds. In exchange for their credit risk, these loans offer high interest payments that typically float above a common short-term benchmark. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares. Separate variable annuity and variable universal life insurance account and policy fees and charges are not reflected in the graph and table. If they were, returns would be less than those shown.
Key Portfolio Statistics
Portfolio's net assets	$1,099,086,468%
Total number of portfolio holdings	535%
Total advisory fees paid	$5,755,428%
Portfolio turnover rate	28%
Graphical Representation of Holdings
The tables below show the investment makeup of the Portfolio; percentages indicated are based on the Portfolio's net assets.
Top Ten Holdings and/or Issuers*
Univision Communications, Inc., 6.625%-8.579%, due 6/1/27-7/31/31	1.1%
TransDigm, Inc., 6.829%-7.125%, due 8/24/28-1/19/32	0.9%
Allied Universal Holdco LLC, 7.875%-9.75%, due 7/15/27-2/15/31	0.9%
Medline Borrower LP, 5.25%-6.607%, due 10/23/28-10/1/29	0.8%
McAfee Corp., 7.37%, due 3/1/29	0.8%
AthenaHealth Group, Inc., 7.607%, due 2/15/29	0.7%
Rocket Software, Inc., 8.607%-9.00%, due 11/28/28	0.7%
MH Sub I LLC, 8.607%, due 5/3/28	0.7%
Asurion LLC, 7.721%-9.721%, due 7/30/27-9/19/30	0.6%
White Cap Supply Holdings LLC, 7.607%, due 10/19/29	0.6%
* Excluding short-term investments
Top Industries
Finance	8.0%
Chemicals, Plastics & Rubber	6.5%
Electronics	6.0%
Services: Business	4.9%
Software	4.6%
Hotels, Motels, Inns & Gaming	3.6%
Healthcare, Education & Childcare	3.5%
Insurance	3.4%
High Tech Industries	3.2%
Automobile	2.9%
Material Portfolio Changes
The following is a summary of certain changes and planned changes to the Portfolio since January 1, 2024:
In connection with a rebranding of the New York Life Investments products, the Portfolio’s name was changed from “MainStay VP Floating Rate Portfolio” to “NYLI VP Floating Rate Portfolio.” The Portfolio’s name change will not impact the management of the Portfolio.
For more complete information, you may review or order printed copies of the Portfolio’s next prospectus, which we expect to be available by May 1, 2025, at dfinview.com/NYLIM?site=VP. You may also call 800-624-6782 to obtain a copy of the Portfolio’s current prospectus.
Availability of Additional Information
At dfinview.com/NYLIM?site=VP, you can find additional information about the Portfolio, when available, including the Portfolio’s:
  Prospectus
  Financial information
  Portfolio holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.
The New York Life Variable Annuities and NYLIAC Variable Universal Life Insurance Products are issued by New York Life Insurance and Annuity Corporation (a Delaware Corporation) and distributed by NYLIFE Distributors LLC (Member FINRA/SIPC).
New York Life Insurance Company
New York Life Insurance and Annuity Corporation (NYLIAC)
51 Madison Avenue, Room 551
New York, NY 10010

New York Life Investment Management LLC is the investment manager to the NYLI VP Funds Trust.

“New York Life Investments” is both a service mark, and the common trade name, of certain investment advisors affiliated with New York Life Insurance Company. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.

NYLI VP Floating Rate Portfolio
(formerly known as MainStay VP Floating Rate Portfolio)
Service Class
ANNUAL SHAREHOLDER REPORT | December 31, 2024
This annual shareholder report contains important information about NYLI VP Floating Rate Portfolio (the "Portfolio") for the period January 1, 2024 to December 31, 2024. You can find additional information about the Portfolio at dfinview.com/NYLIM?site=VP. You can also request this information by contacting us at 800-624-6782.
This report describes changes to the Portfolio that occurred during the reporting period.
What were the Portfolio costs for the last year?1
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$92	0.89%
1.
Does not include any separate account or policy fees or charges imposed under the variable annuity policies and variable universal life insurance policies for which the Portfolio is an investment option. If they were included, your costs would be higher.

What factors influenced Portfolio performance during the reporting period?
The Portfolio’s performance relative to the Morningstar LSTA US Leveraged Loan Index during the 12-month reporting period ended December 31, 2024, was determined by sector and rating positioning, as well as security selection.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Portfolio’s performance during the reporting period.
Key Factor	Summary	Impact
Sector positioning: N/A SNP industry	Primarily collateralized loan obligation tranches and some high yield bonds	Contributed
Sector positioning: Chemicals	Overweight positioning, positive security selection	Contributed
Sector positioning: Software	Underweight positioning, positive security selection	Contributed
Sector positioning: Health care providers & services	Underweight positioning, negative security selection	Detracted
Sector positioning: Professional services	Underweight positioning, partly offset by positive security selection	Detracted
Sector positioning: Capital markets	Underweight positioning, partly offset by positive security selection	Detracted
Portfolio Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Portfolio (or for the life of the Portfolio, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period.
Average Annual Total Returns for the Year-Ended December 31, 2024	Inception Date	One Year	Five Years	Ten Years
Service Class Shares	5/2/2005	7.82%	4.62%	4.26%
Bloomberg U.S. Aggregate Bond Index[1]		1.25%	(0.33)%	1.35%
Morningstar LSTA US Leveraged Loan Index[2]		8.95%	5.86%	5.15%
Morningstar Bank Loan Category Average[3]		8.42%	4.63%	4.10%
1.
In accordance with new regulatory requirements, the Portfolio has selected the Bloomberg U.S. Aggregate Bond Index, which represents a broad measure of market performance, as a replacement for the Morningstar LSTA US Leveraged Loan Index. The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures the performance of the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable rate mortgage pass-throughs), asset-backed securities and commercial mortgage-backed securities.

2.
The Morningstar LSTA US Leveraged Loan Index, which is generally representative of the market sectors or types of investments in which the Portfolio invests, is a broad index designed to reflect the performance of U.S. dollar facilities in the leveraged loan market.

3.
The Morningstar Bank Loan Category Average is representative of funds that invest in floating-rate bank loans instead of bonds. In exchange for their credit risk, these loans offer high interest payments that typically float above a common short-term benchmark. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares. Separate variable annuity and variable universal life insurance account and policy fees and charges are not reflected in the graph and table. If they were, returns would be less than those shown.
Key Portfolio Statistics
Portfolio's net assets	$1,099,086,468%
Total number of portfolio holdings	535%
Total advisory fees paid	$5,755,428%
Portfolio turnover rate	28%
Graphical Representation of Holdings
The tables below show the investment makeup of the Portfolio; percentages indicated are based on the Portfolio's net assets.
Top Ten Holdings and/or Issuers*
Univision Communications, Inc., 6.625%-8.579%, due 6/1/27-7/31/31	1.1%
TransDigm, Inc., 6.829%-7.125%, due 8/24/28-1/19/32	0.9%
Allied Universal Holdco LLC, 7.875%-9.75%, due 7/15/27-2/15/31	0.9%
Medline Borrower LP, 5.25%-6.607%, due 10/23/28-10/1/29	0.8%
McAfee Corp., 7.37%, due 3/1/29	0.8%
AthenaHealth Group, Inc., 7.607%, due 2/15/29	0.7%
Rocket Software, Inc., 8.607%-9.00%, due 11/28/28	0.7%
MH Sub I LLC, 8.607%, due 5/3/28	0.7%
Asurion LLC, 7.721%-9.721%, due 7/30/27-9/19/30	0.6%
White Cap Supply Holdings LLC, 7.607%, due 10/19/29	0.6%
* Excluding short-term investments
Top Industries
Finance	8.0%
Chemicals, Plastics & Rubber	6.5%
Electronics	6.0%
Services: Business	4.9%
Software	4.6%
Hotels, Motels, Inns & Gaming	3.6%
Healthcare, Education & Childcare	3.5%
Insurance	3.4%
High Tech Industries	3.2%
Automobile	2.9%
Material Portfolio Changes
The following is a summary of certain changes and planned changes to the Portfolio since January 1, 2024:
In connection with a rebranding of the New York Life Investments products, the Portfolio’s name was changed from “MainStay VP Floating Rate Portfolio” to “NYLI VP Floating Rate Portfolio.” The Portfolio’s name change will not impact the management of the Portfolio.
For more complete information, you may review or order printed copies of the Portfolio’s next prospectus, which we expect to be available by May 1, 2025, at dfinview.com/NYLIM?site=VP. You may also call 800-624-6782 to obtain a copy of the Portfolio’s current prospectus.
Availability of Additional Information
At dfinview.com/NYLIM?site=VP, you can find additional information about the Portfolio, when available, including the Portfolio’s:
  Prospectus
  Financial information
  Portfolio holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.
The New York Life Variable Annuities and NYLIAC Variable Universal Life Insurance Products are issued by New York Life Insurance and Annuity Corporation (a Delaware Corporation) and distributed by NYLIFE Distributors LLC (Member FINRA/SIPC).
New York Life Insurance Company
New York Life Insurance and Annuity Corporation (NYLIAC)
51 Madison Avenue, Room 551
New York, NY 10010

New York Life Investment Management LLC is the investment manager to the NYLI VP Funds Trust.

“New York Life Investments” is both a service mark, and the common trade name, of certain investment advisors affiliated with New York Life Insurance Company. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.

NYLI VP U.S. Government Money Market Portfolio
(formerly known as MainStay VP U.S. Government Money Market Portfolio)
Initial Class
ANNUAL SHAREHOLDER REPORT | December 31, 2024
This annual shareholder report contains important information about NYLI VP U.S. Government Money Market Portfolio (the "Portfolio") for the period January 1, 2024 to December 31, 2024. You can find additional information about the Portfolio at dfinview.com/NYLIM?site=VP. You can also request this information by contacting us at 800-624-6782.
This report describes changes to the Portfolio that occurred during the reporting period.
What were the Portfolio costs for the last year?1
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[2]
Initial Class	$29	0.28%
1.
Does not include any separate account or policy fees or charges imposed under the variable annuity policies and variable universal life insurance policies for which the Portfolio is an investment option. If they were included, your costs would be higher.

2.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
What factors influenced Portfolio performance during the reporting period?
During the 12-month reporting period ended December 31, 2024, interest rates in the front end of the curve moved lower as the U.S. Federal Reserve cut interest rates by 100 basis points. The 1-month part of the curve moved 113 basis points lower while the six-month part of the curve moved 98 basis points lower. Performance relative to the Average Lipper Variable Products U.S. Government Money Market Portfolio was affected by positions in asset classes not included in the benchmark, including U.S. agency discount notes and tri-party repo, along with other allocation decisions.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Portfolio’s performance during the reporting period.
Key Factor	Summary	Impact
Treasury Bills	Underweight exposure	Contributed
U.S. Agency Discount Notes	Overweight positions in Federal Agricultural Mortgage Corp. and Federal Farm Credit Banks Funding Corp.	Contributed
Tri-party Repo	Overweight position in the tri-party repo sector, including Royal Bank of Canada, Toronto-Dominion Bank, Bank of America Securities and Bank of Montreal	Contributed
Duration + Curve	Maintained a duration slightly shorter than that of the benchmark, looking to mitigate duration risk with yields still attractive in the very front end of the interest rate curve	Detracted
Portfolio Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Portfolio (or for the life of the Portfolio, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period. Effective August 26, 2016 and October 14, 2016, the Portfolio modified its principal investment strategies in connection with commencing operations as a “government money market fund.” Consequently the performance information below may have been different if the current investment strategies had been in effect during the period prior to the Portfolio commencing operations as a “government money market fund.” For certain periods, the Manager voluntarily has waived or reimbursed the Portfolio’s expenses to the extent it deemed appropriate to enhance the Portfolio's yield during periods when expenses had a significant impact on yield because of low interest rates. Without these waivers or reimbursements, the Portfolio’s returns would have been lower.
Average Annual Total Returns for the Year-Ended December 31, 2024	Inception Date	One Year	Five Years	Ten Years
Initial Class Shares	1/29/1993	5.02%	2.25%	1.48%
Average Lipper Variable Products U.S. Government Money Market Portfolio[1]		4.84%	2.18%	1.44%
Morningstar Prime Money Market Category Average[2]		4.93%	2.29%	1.59%
1.
The Average Lipper Variable Products U.S. Government Money Market Portfolio is an equally weighted performance average consisting of funds that invest 99.5% of their assets in cash, government securities and/or repurchase agreements that are collateralized solely by government securities or cash, and have a weighted average maturity of 60 days or less. These funds intend to keep a constant net asset value.

2.
The Morningstar Prime Money Market Category Average is representative of funds that invest in short-term money market securities in order to provide a level of current income that is consistent with the preservation of capital. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares. Separate variable annuity and variable universal life insurance account and policy fees and charges are not reflected in the graph and table. If they were, returns would be less than those shown.
Key Portfolio Statistics
Portfolio's net assets	$830,009,717
Total number of portfolio holdings	20
Total advisory fees paid	$2,100,698
Graphical Representation of Holdings
The table below shows the investment makeup of the Portfolio; percentages indicated are based on the Portfolio's net assets.
Portfolio Composition
Treasury Debt	41.9%
Government Agency Debt	35.2%
Treasury Repurchase Agreements	22.9%
Other Assets, Less Liabilities	0.0%‡
‡ Less than one-tenth of a percent.
Material Portfolio Changes
The following is a summary of certain changes and planned changes to the Portfolio since January 1, 2024:
In connection with a rebranding of the New York Life Investments products, the Portfolio’s name was changed from “MainStay VP U.S. Government Money Market Portfolio” to “NYLI VP U.S. Government Money Market Portfolio.” The Portfolio’s name change will not impact the management of the Portfolio.
For more complete information, you may review or order printed copies of the Portfolio’s next prospectus, which we expect to be available by May 1, 2025, at dfinview.com/NYLIM?site=VP. You may also call 800-624-6782 to obtain a copy of the Portfolio’s current prospectus.
Availability of Additional Information
At dfinview.com/NYLIM?site=VP, you can find additional information about the Portfolio, when available, including the Portfolio’s:
  Prospectus
  Financial information
  Portfolio holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.
The New York Life Variable Annuities and NYLIAC Variable Universal Life Insurance Products are issued by New York Life Insurance and Annuity Corporation (a Delaware Corporation) and distributed by NYLIFE Distributors LLC (Member FINRA/SIPC).
New York Life Insurance Company
New York Life Insurance and Annuity Corporation (NYLIAC)
51 Madison Avenue, Room 551
New York, NY 10010

New York Life Investment Management LLC is the investment manager to the NYLI VP Funds Trust.

“New York Life Investments” is both a service mark, and the common trade name, of certain investment advisors affiliated with New York Life Insurance Company. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.

NYLI VP Moderate Allocation Portfolio
(formerly known as MainStay VP Moderate Allocation Portfolio)
Initial Class
ANNUAL SHAREHOLDER REPORT | December 31, 2024
This annual shareholder report contains important information about NYLI VP Moderate Allocation Portfolio (the "Portfolio") for the period January 1, 2024 to December 31, 2024. You can find additional information about the Portfolio at dfinview.com/NYLIM?site=VP. You can also request this information by contacting us at 800-624-6782.
This report describes changes to the Portfolio that occurred during the reporting period.
What were the Portfolio costs for the last year?1
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[2]
Initial Class	$3	0.03%
1.
Does not include any separate account or policy fees or charges imposed under the variable annuity policies and variable universal life insurance policies for which the Portfolio is an investment option. If they were included, your costs would be higher.

2.	Excludes the fees and expenses of the acquired (underlying) funds in which the Portfolio invested.
What factors influenced Portfolio performance during the reporting period?
During the 12-month reporting period ended December 31, 2024, performance responded positively to strength in U.S. equities. Relative to its benchmark indices and to the internally maintained blend of indices that are taken into consideration when managing the Portfolio, the Portfolio’s performance was determined primarily by the returns of each Underlying Portfolio/Fund in which the Portfolio invested compared to their respective indices.

The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Portfolio’s performance during the reporting period.
Key Factor	Summary	Impact
Non-U.S. developed-markets equities	Maintained an explicit tilt away from developed market equities broadly, and Continental Europe in particular, in favor of U.S. and emerging-markets exposure as European markets encountered significant headwinds	Contributor
"AI at a reasonable price"	Identified compelling opportunities in the Artificial Intelligence ("AI") space through a value-oriented lens, targeting companies with substantial AI exposure trading at more attractive valuations than industry leaders	Contributor
Convertible bonds	Benefited from sensitivity to equity price movements, most especially those of small- and mid-cap growth names	Contributor
Underlying Portfolios/Funds performance	Underperformed, in aggregate	Detractor
Thematic plays	Maintained a focus on the nuclear power industry and digital infrastructure	Detractor
Country-specific plays	Invested in both Hong Kong stocks (seeking to capitalize on anticipated supportive policy measures from the Chinese government) and Indian equities (based on the country's position as the world's most populous nation, its impressive economic growth trajectory, and the ruling party's market-friendly reform agenda)	Detractor
Portfolio Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Portfolio (or for the life of the Portfolio, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period.
Average Annual Total Returns for the Year-Ended December 31, 2024	Inception Date	One Year	Five Years	Ten Years
Initial Class Shares	2/13/2006	8.73%	5.68%	5.57%
Russell 3000® Index[1]		23.81%	13.86%	12.55%
S&P 500® Index[2]		25.02%	14.53%	13.10%
MSCI EAFE® Index (Net)[3]		3.82%	4.73%	5.20%
Bloomberg U.S. Aggregate Bond Index[4]		1.25%	(0.33)%	1.35%
Moderate Allocation Composite Index[5]		11.90%	7.24%	7.36%
Morningstar Moderate Allocation Category Average[6]		11.39%	6.75%	6.54%
1.
In accordance with new regulatory requirements, the Portfolio has selected the Russell 3000® Index, which represents a broad measure of market performance, as a replacement for the S&P 500® Index. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.

2.
The S&P 500® Index, which is generally representative of the market sectors or types of investments in which the Portfolio invests. S&P® and S&P 500® are registered trademarks of Standard & Poor’s Financial Services LLC. The S&P 500® Index is widely regarded as the standard index for measuring large-cap U.S. stock market performance.

3.
The MSCI EAFE® Index (Net), which is generally representative of the market sectors or types of investments in which the Portfolio invests, consists of international stocks representing the developed world outside of North America.

4.
The Bloomberg U.S. Aggregate Bond Index, which is generally representative of the market sectors or types of investments in which the Portfolio invests, is a broad-based benchmark that measures the performance of the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities.

5.
The Moderate Allocation Composite Index, which is generally representative of the market sectors or types of investments in which the Portfolio invests, consists of the S&P 500® Index, the MSCI EAFE® Index (Net) and the Bloomberg U.S. Aggregate Bond Index weighted 45%,15% and 40%, respectively.

6.
The Morningstar Moderate Allocation Category Average is representative of funds in allocation categories that seek to provide both income and capital appreciation by primarily investing in multiple asset classes, including stocks, bonds, and cash. These moderate strategies seek to balance preservation of capital with appreciation. They typically expect volatility similar to a strategic equity exposure between 50% and 70%. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares. Separate variable annuity and variable universal life insurance account and policy fees and charges are not reflected in the graph and table. If they were, returns would be less than those shown.

Key Portfolio Statistics
Portfolio's net assets	$707,129,328%
Total number of portfolio holdings	45%
Portfolio turnover rate	36%
Asset Diversification
(as a Percentage of Net Asset Value)
Equity Funds	57.9%
Fixed Income Funds	32.3%
Short-Term Investment	9.6%
Other Assets, Less Liabilities	0.2%
Material Portfolio Changes
The following is a summary of certain changes and planned changes to the Portfolio since January 1, 2024:
In connection with a rebranding of the New York Life Investments products, the Portfolio’s name was changed from “MainStay VP Moderate Allocation Portfolio” to “NYLI VP Moderate Allocation Portfolio.” The Portfolio's name change will not impact the management of the Portfolio.
For more complete information, you may review or order printed copies of the Portfolio's next prospectus, which we expect to be available by May 1, 2025, at dfinview.com/NYLIM?site=VP. You may also call 800-624-6782 to obtain a copy of the Portfolio's current prospectus.
Availability of Additional Information
At dfinview.com/NYLIM?site=VP, you can find additional information about the Portfolio, when available, including the Portfolio’s:
  Prospectus
  Financial information
  Portfolio holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.
The New York Life Variable Annuities and NYLIAC Variable Universal Life Insurance Products are issued by New York Life Insurance and Annuity Corporation (a Delaware Corporation) and distributed by NYLIFE Distributors LLC (Member FINRA/SIPC).
New York Life Insurance Company
New York Life Insurance and Annuity Corporation (NYLIAC)
51 Madison Avenue, Room 551
New York, NY 10010

New York Life Investment Management LLC is the investment manager to the NYLI VP Funds Trust.

“New York Life Investments” is both a service mark, and the common trade name, of certain investment advisors affiliated with New York Life Insurance Company. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.

NYLI VP Moderate Allocation Portfolio
(formerly known as MainStay VP Moderate Allocation Portfolio)
Service Class
ANNUAL SHAREHOLDER REPORT | December 31, 2024
This annual shareholder report contains important information about NYLI VP Moderate Allocation Portfolio (the "Portfolio") for the period January 1, 2024 to December 31, 2024. You can find additional information about the Portfolio at dfinview.com/NYLIM?site=VP. You can also request this information by contacting us at 800-624-6782.
This report describes changes to the Portfolio that occurred during the reporting period.
What were the Portfolio costs for the last year?1
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[2]
Service Class	$29	0.28%
1.
Does not include any separate account or policy fees or charges imposed under the variable annuity policies and variable universal life insurance policies for which the Portfolio is an investment option. If they were included, your costs would be higher.

2.	Excludes the fees and expenses of the acquired (underlying) funds in which the Portfolio invested.
What factors influenced Portfolio performance during the reporting period?
During the 12-month reporting period ended December 31, 2024, performance responded positively to strength in U.S. equities. Relative to its benchmark indices and to the internally maintained blend of indices that are taken into consideration when managing the Portfolio, the Portfolio’s performance was determined primarily by the returns of each Underlying Portfolio/Fund in which the Portfolio invested compared to their respective indices.

The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Portfolio’s performance during the reporting period.
Key Factor	Summary	Impact
Non-U.S. developed-markets equities	Maintained an explicit tilt away from developed market equities broadly, and Continental Europe in particular, in favor of U.S. and emerging-markets exposure as European markets encountered significant headwinds	Contributor
"AI at a reasonable price"	Identified compelling opportunities in the Artificial Intelligence ("AI") space through a value-oriented lens, targeting companies with substantial AI exposure trading at more attractive valuations than industry leaders	Contributor
Convertible bonds	Benefited from sensitivity to equity price movements, most especially those of small- and mid-cap growth names	Contributor
Underlying Portfolios/Funds performance	Underperformed, in aggregate	Detractor
Thematic plays	Maintained a focus on the nuclear power industry and digital infrastructure	Detractor
Country-specific plays	Invested in both Hong Kong stocks (seeking to capitalize on anticipated supportive policy measures from the Chinese government) and Indian equities (based on the country's position as the world's most populous nation, its impressive economic growth trajectory, and the ruling party's market-friendly reform agenda)	Detractor
Portfolio Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Portfolio (or for the life of the Portfolio, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period.
Average Annual Total Returns for the Year-Ended December 31, 2024	Inception Date	One Year	Five Years	Ten Years
Service Class Shares	2/13/2006	8.46%	5.41%	5.30%
Russell 3000® Index[1]		23.81%	13.86%	12.55%
S&P 500® Index[2]		25.02%	14.53%	13.10%
MSCI EAFE® Index (Net)[3]		3.82%	4.73%	5.20%
Bloomberg U.S. Aggregate Bond Index[4]		1.25%	(0.33)%	1.35%
Moderate Allocation Composite Index[5]		11.90%	7.24%	7.36%
Morningstar Moderate Allocation Category Average[6]		11.39%	6.75%	6.54%
1.
In accordance with new regulatory requirements, the Portfolio has selected the Russell 3000® Index, which represents a broad measure of market performance, as a replacement for the S&P 500® Index. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.

2.
The S&P 500® Index, which is generally representative of the market sectors or types of investments in which the Portfolio invests. S&P® and S&P 500® are registered trademarks of Standard & Poor’s Financial Services LLC. The S&P 500® Index is widely regarded as the standard index for measuring large-cap U.S. stock market performance.

3.
The MSCI EAFE® Index (Net), which is generally representative of the market sectors or types of investments in which the Portfolio invests, consists of international stocks representing the developed world outside of North America.

4.
The Bloomberg U.S. Aggregate Bond Index, which is generally representative of the market sectors or types of investments in which the Portfolio invests, is a broad-based benchmark that measures the performance of the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities.

5.
The Moderate Allocation Composite Index, which is generally representative of the market sectors or types of investments in which the Portfolio invests, consists of the S&P 500® Index, the MSCI EAFE® Index (Net) and the Bloomberg U.S. Aggregate Bond Index weighted 45%,15% and 40%, respectively.

6.
The Morningstar Moderate Allocation Category Average is representative of funds in allocation categories that seek to provide both income and capital appreciation by primarily investing in multiple asset classes, including stocks, bonds, and cash. These moderate strategies seek to balance preservation of capital with appreciation. They typically expect volatility similar to a strategic equity exposure between 50% and 70%. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares. Separate variable annuity and variable universal life insurance account and policy fees and charges are not reflected in the graph and table. If they were, returns would be less than those shown.

Key Portfolio Statistics
Portfolio's net assets	$707,129,328%
Total number of portfolio holdings	45%
Portfolio turnover rate	36%
Asset Diversification
(as a Percentage of Net Asset Value)
Equity Funds	57.9%
Fixed Income Funds	32.3%
Short-Term Investment	9.6%
Other Assets, Less Liabilities	0.2%
Material Portfolio Changes
The following is a summary of certain changes and planned changes to the Portfolio since January 1, 2024:
In connection with a rebranding of the New York Life Investments products, the Portfolio’s name was changed from “MainStay VP Moderate Allocation Portfolio” to “NYLI VP Moderate Allocation Portfolio.” The Portfolio's name change will not impact the management of the Portfolio.
For more complete information, you may review or order printed copies of the Portfolio's next prospectus, which we expect to be available by May 1, 2025, at dfinview.com/NYLIM?site=VP. You may also call 800-624-6782 to obtain a copy of the Portfolio's current prospectus.
Availability of Additional Information
At dfinview.com/NYLIM?site=VP, you can find additional information about the Portfolio, when available, including the Portfolio’s:
  Prospectus
  Financial information
  Portfolio holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.
The New York Life Variable Annuities and NYLIAC Variable Universal Life Insurance Products are issued by New York Life Insurance and Annuity Corporation (a Delaware Corporation) and distributed by NYLIFE Distributors LLC (Member FINRA/SIPC).
New York Life Insurance Company
New York Life Insurance and Annuity Corporation (NYLIAC)
51 Madison Avenue, Room 551
New York, NY 10010

New York Life Investment Management LLC is the investment manager to the NYLI VP Funds Trust.

“New York Life Investments” is both a service mark, and the common trade name, of certain investment advisors affiliated with New York Life Insurance Company. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.

NYLI VP Growth Allocation Portfolio
(formerly known as MainStay VP Growth Allocation Portfolio)
Initial Class
ANNUAL SHAREHOLDER REPORT | December 31, 2024
This annual shareholder report contains important information about NYLI VP Growth Allocation Portfolio (the "Portfolio") for the period January 1, 2024 to December 31, 2024. You can find additional information about the Portfolio at dfinview.com/NYLIM?site=VP. You can also request this information by contacting us at 800-624-6782.
This report describes changes to the Portfolio that occurred during the reporting period.
What were the Portfolio costs for the last year?1
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[2]
Initial Class	$3	0.02%
1.
Does not include any separate account or policy fees or charges imposed under the variable annuity policies and variable universal life insurance policies for which the Portfolio is an investment option. If they were included, your costs would be higher.

2.	Excludes the fees and expenses of the acquired (underlying) funds in which the Portfolio invested.
What factors influenced Portfolio performance during the reporting period?
During the 12-month reporting period ended December 31, 2024, absolute performance responded positively to strength in U.S. equities. Relative to its benchmark indices and to the internally maintained blend of indices that are taken into consideration when managing the Portfolio, the Portfolio’s performance was determined primarily by the relative returns produced by the Underlying Portfolios/Funds in which the Portfolio invested.

The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Portfolio’s performance during the reporting period.
Key Factor	Summary	Impact
Non-U.S. developed-markets equities	Maintained an explicit tilt away from developed market equities broadly, and Continental Europe in particular, in favor of U.S. and emerging-markets exposure as European markets encountered significant headwinds	Contributor
"AI at a reasonable price"	Identified compelling opportunities in the Artificial Intelligence ("AI") space through a value-oriented lens, targeting companies with substantial AI exposure trading at more attractive valuations than industry leaders	Contributor
Convertible bonds	Benefited from sensitivity to equity price movements, most especially those of small- and mid-cap growth names	Contributor
Underlying Portfolios/Funds performance	Underperformed, in aggregate	Detractor
Thematic plays	Maintained a focus on the nuclear power industry and digital infrastructure	Detractor
Country-specific plays	Invested in both Hong Kong stocks (seeking to capitalize on anticipated supportive policy measures from the Chinese government) and Indian equities (based on the country's position as the world's most populous nation, its impressive economic growth trajectory, and the ruling party's market-friendly reform agenda)	Detractor
Portfolio Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Portfolio (or for the life of the Portfolio, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period.
Average Annual Total Returns for the Year-Ended December 31, 2024	Inception Date	One Year	Five Years	Ten Years
Initial Class Shares	2/13/2006	10.39%	7.41%	6.80%
Russell 3000® Index[1]		23.81%	13.86%	12.55%
S&P 500® Index[2]		25.02%	14.53%	13.10%
MSCI EAFE® Index (Net)[3]		3.82%	4.73%	5.20%
Bloomberg U.S. Aggregate Bond Index[4]		1.25%	(0.33)%	1.35%
Growth Allocation Composite Index[5]		15.64%	9.68%	9.28%
Morningstar Moderately Aggressive Allocation Category Average[6]		12.97%	7.50%	7.24%
1.
In accordance with new regulatory requirements, the Portfolio has selected the Russell 3000® Index, which represents a broad measure of market performance, as a replacement for the S&P 500® Index. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.

2.
The S&P 500® Index, which is generally representative of the market sectors or types of investments in which the Portfolio invests. S&P® and S&P 500® are registered trademarks of Standard & Poor’s Financial Services LLC. The S&P 500® Index is widely regarded as the standard index for measuring large-cap U.S. stock market performance.

3.
The MSCI EAFE® Index (Net), which is generally representative of the market sectors or types of investments in which the Portfolio invests, consists of international stocks representing the developed world outside of North America.

4.
The Bloomberg U.S. Aggregate Bond Index, which is generally representative of the market sectors or types of investments in which the Portfolio invests, is a broad-based benchmark that measures the performance of the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities.

5.
The Growth Allocation Composite Index, which is generally representative of the market sectors or types of investments in which the Portfolio invests, consists of the S&P 500® Index, the MSCI EAFE® Index (Net) and the Bloomberg U.S. Aggregate Bond Index weighted 60%, 20% and 20%, respectively.

6.
The Morningstar Moderately Aggressive Allocation Category Average is representative of funds in allocation categories that seek to provide both income and capital appreciation by primarily investing in multiple asset classes, including stocks, bonds, and cash. These moderately aggressive strategies prioritize capital appreciation over preservation. They typically expect volatility similar to a strategic equity exposure between 70% and 85%. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares. Separate variable annuity and variable universal life insurance account and policy fees and charges are not reflected in the graph and table. If they were, returns would be less than those shown.

Key Portfolio Statistics
Portfolio's net assets	$1,079,093,905%
Total number of portfolio holdings	45%
Portfolio turnover rate	22%
Asset Diversification
(as a Percentage of Net Asset Value)
Equity Funds	78.9%
Fixed Income Funds	12.1%
Short-Term Investment	9.0%
Other Assets, Less Liabilities	0.0%‡
‡ Less than one-tenth of a percent.
Material Portfolio Changes
The following is a summary of certain changes and planned changes to the Portfolio since January 1, 2024:
In connection with a rebranding of the New York Life Investments products, the Portfolio's name was changed from “MainStay VP Growth Allocation Portfolio” to “NYLI VP Growth Allocation Portfolio.” The Portfolio's name change will not impact the management of the Portfolio.
For more complete information, you may review or order printed copies of the Portfolio's next prospectus, which we expect to be available by May 1, 2025, at dfinview.com/NYLIM?site=VP. You may also call 800-624-6782 to obtain a copy of the Portfolio's current prospectus.
Availability of Additional Information
At dfinview.com/NYLIM?site=VP, you can find additional information about the Portfolio, when available, including the Portfolio’s:
  Prospectus
  Financial information
  Portfolio holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.
The New York Life Variable Annuities and NYLIAC Variable Universal Life Insurance Products are issued by New York Life Insurance and Annuity Corporation (a Delaware Corporation) and distributed by NYLIFE Distributors LLC (Member FINRA/SIPC).
New York Life Insurance Company
New York Life Insurance and Annuity Corporation (NYLIAC)
51 Madison Avenue, Room 551
New York, NY 10010

New York Life Investment Management LLC is the investment manager to the NYLI VP Funds Trust.

“New York Life Investments” is both a service mark, and the common trade name, of certain investment advisors affiliated with New York Life Insurance Company. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.

NYLI VP Growth Allocation Portfolio
(formerly known as MainStay VP Growth Allocation Portfolio)
Service Class
ANNUAL SHAREHOLDER REPORT | December 31, 2024
This annual shareholder report contains important information about NYLI VP Growth Allocation Portfolio (the "Portfolio") for the period January 1, 2024 to December 31, 2024. You can find additional information about the Portfolio at dfinview.com/NYLIM?site=VP. You can also request this information by contacting us at 800-624-6782.
This report describes changes to the Portfolio that occurred during the reporting period.
What were the Portfolio costs for the last year?1
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[2]
Service Class	$29	0.27%
1.
Does not include any separate account or policy fees or charges imposed under the variable annuity policies and variable universal life insurance policies for which the Portfolio is an investment option. If they were included, your costs would be higher.

2.	Excludes the fees and expenses of the acquired (underlying) funds in which the Portfolio invested.
What factors influenced Portfolio performance during the reporting period?
During the 12-month reporting period ended December 31, 2024, absolute performance responded positively to strength in U.S. equities. Relative to its benchmark indices and to the internally maintained blend of indices that are taken into consideration when managing the Portfolio, the Portfolio’s performance was determined primarily by the relative returns produced by the Underlying Portfolios/Funds in which the Portfolio invested.

The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Portfolio’s performance during the reporting period.
Factor	Summary	Impact
Non-U.S. developed-markets equities	Maintained an explicit tilt away from developed market equities broadly, and Continental Europe in particular, in favor of U.S. and emerging-markets exposure as European markets encountered significant headwinds	Contributor
"AI at a reasonable price"	Identified compelling opportunities in the Artificial Intelligence ("AI") space through a value-oriented lens, targeting companies with substantial AI exposure trading at more attractive valuations than industry leaders	Contributor
Convertible bonds	Benefited from sensitivity to equity price movements, most especially those of small- and mid-cap growth names	Contributor
Underlying Portfolios/Funds performance	Underperformed, in aggregate	Detractor
Thematic plays	Maintained a focus on the nuclear power industry and digital infrastructure	Detractor
Country-specific plays	Invested in both Hong Kong stocks (seeking to capitalize on anticipated supportive policy measures from the Chinese government) and Indian equities (based on the country's position as the world's most populous nation, its impressive economic growth trajectory, and the ruling party's market-friendly reform agenda)	Detractor
Portfolio Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Portfolio (or for the life of the Portfolio, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period.
Average Annual Total Returns for the Year-Ended December 31, 2024	Inception Date	One Year	Five Years	Ten Years
Service Class Shares	2/13/2006	10.12%	7.14%	6.53%
Russell 3000® Index[1]		23.81%	13.86%	12.55%
S&P 500® Index[2]		25.02%	14.53%	13.10%
MSCI EAFE® Index (Net)[3]		3.82%	4.73%	5.20%
Bloomberg U.S. Aggregate Bond Index[4]		1.25%	(0.33)%	1.35%
Growth Allocation Composite Index[5]		15.64%	9.68%	9.28%
Morningstar Moderately Aggressive Allocation Category Average[6]		12.97%	7.50%	7.24%
1.
In accordance with new regulatory requirements, the Portfolio has selected the Russell 3000® Index, which represents a broad measure of market performance, as a replacement for the S&P 500® Index. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.

2.
The S&P 500® Index, which is generally representative of the market sectors or types of investments in which the Portfolio invests. S&P® and S&P 500® are registered trademarks of Standard & Poor’s Financial Services LLC. The S&P 500® Index is widely regarded as the standard index for measuring large-cap U.S. stock market performance.

3.
The MSCI EAFE® Index (Net), which is generally representative of the market sectors or types of investments in which the Portfolio invests, consists of international stocks representing the developed world outside of North America.

4.
The Bloomberg U.S. Aggregate Bond Index, which is generally representative of the market sectors or types of investments in which the Portfolio invests, is a broad-based benchmark that measures the performance of the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities.

5.
The Growth Allocation Composite Index, which is generally representative of the market sectors or types of investments in which the Portfolio invests, consists of the S&P 500® Index, the MSCI EAFE® Index (Net) and the Bloomberg U.S. Aggregate Bond Index weighted 60%, 20% and 20%, respectively.

6.
The Morningstar Moderately Aggressive Allocation Category Average is representative of funds in allocation categories that seek to provide both income and capital appreciation by primarily investing in multiple asset classes, including stocks, bonds, and cash. These moderately aggressive strategies prioritize capital appreciation over preservation. They typically expect volatility similar to a strategic equity exposure between 70% and 85%. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares. Separate variable annuity and variable universal life insurance account and policy fees and charges are not reflected in the graph and table. If they were, returns would be less than those shown.

Key Portfolio Statistics
Portfolio's net assets	$1,079,093,905%
Total number of portfolio holdings	45%
Portfolio turnover rate	22%
Asset Diversification
(as a Percentage of Net Asset Value)
Equity Funds	78.9%
Fixed Income Funds	12.1%
Short-Term Investment	9.0%
Other Assets, Less Liabilities	0.0%‡
‡ Less than one-tenth of a percent.
Material Portfolio Changes
The following is a summary of certain changes and planned changes to the Portfolio since January 1, 2024:
In connection with a rebranding of the New York Life Investments products, the Portfolio's name was changed from “MainStay VP Growth Allocation Portfolio” to “NYLI VP Growth Allocation Portfolio.” The Portfolio's name change will not impact the management of the Portfolio.
For more complete information, you may review or order printed copies of the Portfolio's next prospectus, which we expect to be available by May 1, 2025, at dfinview.com/NYLIM?site=VP. You may also call 800-624-6782 to obtain a copy of the Portfolio's current prospectus.
Availability of Additional Information
At dfinview.com/NYLIM?site=VP, you can find additional information about the Portfolio, when available, including the Portfolio’s:
  Prospectus
  Financial information
  Portfolio holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.
The New York Life Variable Annuities and NYLIAC Variable Universal Life Insurance Products are issued by New York Life Insurance and Annuity Corporation (a Delaware Corporation) and distributed by NYLIFE Distributors LLC (Member FINRA/SIPC).
New York Life Insurance Company
New York Life Insurance and Annuity Corporation (NYLIAC)
51 Madison Avenue, Room 551
New York, NY 10010

New York Life Investment Management LLC is the investment manager to the NYLI VP Funds Trust.

“New York Life Investments” is both a service mark, and the common trade name, of certain investment advisors affiliated with New York Life Insurance Company. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.

NYLI VP Conservative Allocation Portfolio
(formerly known as MainStay VP Conservative Allocation Portfolio)
Initial Class
ANNUAL SHAREHOLDER REPORT | December 31, 2024
This annual shareholder report contains important information about NYLI VP Conservative Allocation Portfolio (the "Portfolio") for the period January 1, 2024 to December 31, 2024. You can find additional information about the Portfolio at dfinview.com/NYLIM?site=VP. You can also request this information by contacting us at 800-624-6782.
This report describes changes to the Portfolio that occurred during the reporting period.
What were the Portfolio costs for the last year?1
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[2]
Initial Class	$4	0.03%
1.
Does not include any separate account or policy fees or charges imposed under the variable annuity policies and variable universal life insurance policies for which the Portfolio is an investment option. If they were included, your costs would be higher.

2.	Excludes the fees and expenses of the acquired (underlying) funds in which the Portfolio invested.
What factors influenced Portfolio performance during the reporting period?
During the 12-month reporting period ended December 31, 2024, performance responded positively to strength in U.S. equities. Relative to its benchmark indices and to the internally maintained blend of indices that are taken into consideration when managing the Portfolio, the Portfolio’s performance was determined primarily by the returns of each Underlying Portfolio/Fund in which the Portfolio invested compared to their respective indices.

The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Portfolio’s performance during the reporting period.
Key Factor	Summary	Impact
Non-U.S. developed-markets equities	Maintained an explicit tilt away from developed market equities broadly, and Continental Europe in particular, in favor of U.S. and emerging-markets exposure as European markets encountered significant headwinds.	Contributor
"AI at a reasonable price"	Identified compelling opportunities in the artificial intelligence ("AI") space through a value-oriented lens, targeting companies with substantial AI exposure trading at more attractive valuations than industry leaders	Contributor
Convertible bonds	Benefited from sensitivity to equity price movements, most especially those of small- and mid-cap growth names	Contributor
Underlying Portfolio/Fund performance	Underperformed, in aggregate	Detractor
Thematic plays	Maintained a focus on the nuclear power industry and digital infrastructure	Detractor
Country-specific plays	Invested in both Hong Kong stocks (seeking to capitalize on anticipated supportive policy measures from the Chinese government) and Indian equities (based on the country's position as the world's most populous nation, its impressive economic growth trajectory, and the ruling party's market-friendly reform agenda)	Detractor
Portfolio Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Portfolio (or for the life of the Portfolio, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period.
Average Annual Total Returns for the Year-Ended December 31, 2024	Inception Date	One Year	Five Years	Ten Years
Initial Class Shares	2/13/2006	6.51%	4.07%	4.30%
Bloomberg U.S. Aggregate Bond Index[1]		1.25%	(0.33)%	1.35%
S&P 500® Index[2]		25.02%	14.53%	13.10%
MSCI EAFE® Index (Net)[3]		3.82%	4.73%	5.20%
Conservative Allocation Composite Index[4]		8.26%	4.75%	5.40%
Morningstar Moderately Conservative Allocation Category Average[5]		7.88%	4.05%	4.44%
1.
The Bloomberg U.S. Aggregate Bond Index is generally representative of the market sectors or types of investments in which the Portfolio invests. The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures the performance of the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities.

2.
The S&P 500® Index, which is generally representative of the market sectors or types of investments in which the Portfolio invests. S&P® and S&P 500® are registered trademarks of Standard & Poor’s Financial Services LLC. The S&P 500® Index is widely regarded as the standard index for measuring large-cap U.S. stock market performance.

3.
The MSCI EAFE® Index (Net), which is generally representative of the market sectors or types of investments in which the Portfolio invests, consists of international stocks representing the developed world outside of North America.

4.
The Conservative Allocation Composite Index, which is generally representative of the market sectors or types of investments in which the Portfolio invests, consists of the Bloomberg U.S. Aggregate Bond Index, the S&P 500® Index and the MSCI EAFE® Index (Net) weighted 60%, 30% and 10%,respectively.

5.
The Morningstar Moderately Conservative Allocation Category Average is representative of funds in allocation categories that seek to provide both income and capital appreciation by primarily investing in multiple asset classes, including stocks, bonds, and cash. These moderately conservative strategies prioritize preservation of capital over appreciation. They typically expect volatility similar to a strategic equity exposure between 30% and 50%. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares. Separate variable annuity and variable universal life insurance account and policy fees and charges are not reflected in the graph and table. If they were, returns would be less than those shown.

Key Portfolio Statistics
Portfolio's net assets	$392,364,846%
Total number of portfolio holdings	44%
Portfolio turnover rate	50%
Asset Diversification
(as a Percentage of Net Asset Value)
Equity Funds	37.6%
Fixed Income Funds	52.4%
Short-Term Investment	9.6%
Other Assets, Less Liabilities	0.4%
Material Portfolio Changes
The following is a summary of certain changes and planned changes to the Portfolio since January 1, 2024:
In connection with a rebranding of the New York Life Investments products, the Portfolio’s name was changed from “MainStay VP Conservative Allocation Portfolio” to “NYLI VP Conservative Allocation Portfolio.” The Portfolio’s name change will not impact the management of the Portfolio.
For more complete information, you may review or order printed copies of the Portfolio’s next prospectus, which we expect to be available by May 1, 2025, at dfinview.com/NYLIM?site=VP. You may also call 800-624-6782 to obtain a copy of the Portfolio’s current prospectus.

Availability of Additional Information
At dfinview.com/NYLIM?site=VP, you can find additional information about the Portfolio, when available, including the Portfolio’s:
  Prospectus
  Financial information
  Portfolio holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.
The New York Life Variable Annuities and NYLIAC Variable Universal Life Insurance Products are issued by New York Life Insurance and Annuity Corporation (a Delaware Corporation) and distributed by NYLIFE Distributors LLC (Member FINRA/SIPC).
New York Life Insurance Company
New York Life Insurance and Annuity Corporation (NYLIAC)
51 Madison Avenue, Room 551
New York, NY 10010

New York Life Investment Management LLC is the investment manager to the NYLI VP Funds Trust.

“New York Life Investments” is both a service mark, and the common trade name, of certain investment advisors affiliated with New York Life Insurance Company. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.

NYLI VP Conservative Allocation Portfolio
(formerly known as MainStay VP Conservative Allocation Portfolio)
Service Class
ANNUAL SHAREHOLDER REPORT | December 31, 2024
This annual shareholder report contains important information about NYLI VP Conservative Allocation Portfolio (the "Portfolio") for the period January 1, 2024 to December 31, 2024. You can find additional information about the Portfolio at dfinview.com/NYLIM?site=VP. You can also request this information by contacting us at 800-624-6782.
This report describes changes to the Portfolio that occurred during the reporting period.
What were the Portfolio costs for the last year?1
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[2]
Service Class	$29	0.28%
1.
Does not include any separate account or policy fees or charges imposed under the variable annuity policies and variable universal life insurance policies for which the Portfolio is an investment option. If they were included, your costs would be higher.

2.	Excludes the fees and expenses of the acquired (underlying) funds in which the Portfolio invested.
What factors influenced Portfolio performance during the reporting period?
During the 12-month reporting period ended December 31, 2024, performance responded positively to strength in U.S. equities. Relative to its benchmark indices and to the internally maintained blend of indices that are taken into consideration when managing the Portfolio, the Portfolio’s performance was determined primarily by the returns of each Underlying Portfolio/Fund in which the Portfolio invested compared to their respective indices.

The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Portfolio’s performance during the reporting period.
Key Factor	Summary	Impact
Non-U.S. developed-markets equities	Maintained an explicit tilt away from developed market equities broadly, and Continental Europe in particular, in favor of U.S. and emerging-markets exposure as European markets encountered significant headwinds.	Contributor
"AI at a reasonable price"	Identified compelling opportunities in the artificial intelligence ("AI") space through a value-oriented lens, targeting companies with substantial AI exposure trading at more attractive valuations than industry leaders	Contributor
Convertible bonds	Benefited from sensitivity to equity price movements, most especially those of small- and mid-cap growth names	Contributor
Underlying Portfolio/Fund performance	Underperformed, in aggregate	Detractor
Thematic plays	Maintained a focus on the nuclear power industry and digital infrastructure	Detractor
Country-specific plays	Invested in both Hong Kong stocks (seeking to capitalize on anticipated supportive policy measures from the Chinese government) and Indian equities (based on the country's position as the world's most populous nation, its impressive economic growth trajectory, and the ruling party's market-friendly reform agenda)	Detractor
Portfolio Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Portfolio (or for the life of the Portfolio, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period.
Average Annual Total Returns for the Year-Ended December 31, 2024	Inception Date	One Year	Five Years	Ten Years
Service Class Shares	2/13/2006	6.25%	3.81%	4.04%
Bloomberg U.S. Aggregate Bond Index[1]		1.25%	(0.33)%	1.35%
S&P 500® Index[2]		25.02%	14.53%	13.10%
MSCI EAFE® Index (Net)[3]		3.82%	4.73%	5.20%
Conservative Allocation Composite Index[4]		8.26%	4.75%	5.40%
Morningstar Moderately Conservative Allocation Category Average[5]		7.88%	4.05%	4.44%
1.
The Bloomberg U.S. Aggregate Bond Index is generally representative of the market sectors or types of investments in which the Portfolio invests. The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures the performance of the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities.

2.
The S&P 500® Index, which is generally representative of the market sectors or types of investments in which the Portfolio invests. S&P® and S&P 500® are registered trademarks of Standard & Poor’s Financial Services LLC. The S&P 500® Index is widely regarded as the standard index for measuring large-cap U.S. stock market performance.

3.
The MSCI EAFE® Index (Net), which is generally representative of the market sectors or types of investments in which the Portfolio invests, consists of international stocks representing the developed world outside of North America.

4.
The Conservative Allocation Composite Index, which is generally representative of the market sectors or types of investments in which the Portfolio invests, consists of the Bloomberg U.S. Aggregate Bond Index, the S&P 500® Index and the MSCI EAFE® Index (Net) weighted 60%, 30% and 10%,respectively.

5.
The Morningstar Moderately Conservative Allocation Category Average is representative of funds in allocation categories that seek to provide both income and capital appreciation by primarily investing in multiple asset classes, including stocks, bonds, and cash. These moderately conservative strategies prioritize preservation of capital over appreciation. They typically expect volatility similar to a strategic equity exposure between 30% and 50%. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares. Separate variable annuity and variable universal life insurance account and policy fees and charges are not reflected in the graph and table. If they were, returns would be less than those shown.

Key Portfolio Statistics
Portfolio's net assets	$392,364,846%
Total number of portfolio holdings	44%
Portfolio turnover rate	50%
Asset Diversification
(as a Percentage of Net Asset Value)
Equity Funds	37.6%
Fixed Income Funds	52.4%
Short-Term Investment	9.6%
Other Assets, Less Liabilities	0.4%
Material Portfolio Changes
The following is a summary of certain changes and planned changes to the Portfolio since January 1, 2024:
In connection with a rebranding of the New York Life Investments products, the Portfolio’s name was changed from “MainStay VP Conservative Allocation Portfolio” to “NYLI VP Conservative Allocation Portfolio.” The Portfolio’s name change will not impact the management of the Portfolio.
For more complete information, you may review or order printed copies of the Portfolio’s next prospectus, which we expect to be available by May 1, 2025, at dfinview.com/NYLIM?site=VP. You may also call 800-624-6782 to obtain a copy of the Portfolio’s current prospectus.

Availability of Additional Information
At dfinview.com/NYLIM?site=VP, you can find additional information about the Portfolio, when available, including the Portfolio’s:
  Prospectus
  Financial information
  Portfolio holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.
The New York Life Variable Annuities and NYLIAC Variable Universal Life Insurance Products are issued by New York Life Insurance and Annuity Corporation (a Delaware Corporation) and distributed by NYLIFE Distributors LLC (Member FINRA/SIPC).
New York Life Insurance Company
New York Life Insurance and Annuity Corporation (NYLIAC)
51 Madison Avenue, Room 551
New York, NY 10010

New York Life Investment Management LLC is the investment manager to the NYLI VP Funds Trust.

“New York Life Investments” is both a service mark, and the common trade name, of certain investment advisors affiliated with New York Life Insurance Company. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.

NYLI VP Equity Allocation Portfolio
(formerly known as MainStay VP Equity Allocation Portfolio)
Initial Class
ANNUAL SHAREHOLDER REPORT | December 31, 2024
This annual shareholder report contains important information about NYLI VP Equity Allocation Portfolio (the "Portfolio") for the period January 1, 2024 to December 31, 2024. You can find additional information about the Portfolio at dfinview.com/NYLIM?site=VP. You can also request this information by contacting us at 800-624-6782.
This report describes changes to the Portfolio that occurred during the reporting period.
What were the Portfolio costs for the last year?1
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[2]
Initial Class	$3	0.03%
1.
Does not include any separate account or policy fees or charges imposed under the variable annuity policies and variable universal life insurance policies for which the Portfolio is an investment option. If they were included, your costs would be higher.

2.	Excludes the fees and expenses of the acquired (underlying) funds in which the Portfolio invested.
What factors influenced Portfolio performance during the reporting period?
During the 12-month reporting period ended December 31, 2024, performance responded positively to strength in U.S. equities. Relative to its benchmark indices and to the internally maintained blend of indices that are taken into consideration when managing the Portfolio, the Portfolio’s performance was determined primarily by the returns of each Underlying Portfolio/Fund in which the Portfolio invested compared to their respective indices.

The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Portfolio’s performance during the reporting period.
Key Factor	Summary	Impact
Non-U.S. developed-markets equities	Maintained an explicit tilt away from developed market equities broadly, and Continental Europe in particular, in favor of U.S. and emerging-markets exposure as European markets encountered significant headwinds.	Contributor
"AI at a reasonable price"	Identified compelling opportunities in the artificial intelligence ("AI") space through a value-oriented lens, targeting companies with substantial AI exposure trading at more attractive valuations than industry leaders	Contributor
Size factor	Invested in a total return swap on a "pure" size factor used to hedge the capitalization mismatch between Underlying Fund holdings and the benchmark	Contributor
Underlying Portfolio/Fund performance	Underperformed, in aggregate	Detractor
Thematic plays	Maintained a focus on the nuclear power industry and digital infrastructure	Detractor
Country-specific plays	Invested in both Hong Kong stocks (seeking to capitalize on anticipated supportive policy measures from the Chinese government) and Indian equities (based on the country's position as the world's most populous nation, its impressive economic growth trajectory, and the ruling party's market-friendly reform agenda)	Detractor
Portfolio Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Portfolio (or for the life of the Portfolio, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period.
Average Annual Total Returns for the Year-Ended December 31, 2024	Inception Date	One Year	Five Years	Ten Years
Initial Class Shares	2/13/2006	11.87%	8.37%	7.58%
Russell 3000® Index[1]		23.81%	13.86%	12.55%
S&P 500® Index[2]		25.02%	14.53%	13.10%
MSCI EAFE® Index (Net)[3]		3.82%	4.73%	5.20%
Equity Allocation Composite Index[4]		19.47%	12.08%	11.14%
Morningstar Aggressive Allocation Category Average[5]		14.13%	8.17%	7.82%
1.
In accordance with new regulatory requirements, the Portfolio has selected the Russell 3000® Index, which represents a broad measure of market performance, as a replacement for the S&P 500® Index. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.

2.
The S&P 500® Index, which is generally representative of the market sectors or types of investments in which the Portfolio invests. S&P® and S&P 500® are registered trademarks of Standard & Poor’s Financial Services LLC. The S&P 500® Index is widely regarded as the standard index for measuring large-cap U.S. stock market performance.

3.
The MSCI EAFE® Index (Net), which is generally representative of the market sectors or types of investments in which the Portfolio invests, consists of international stocks representing the developed world outside of North America.

4.
The Equity Allocation Composite Index, which is generally representative of the market sectors or types of investments in which the Portfolio invests, consists of the S&P 500® Index and the MSCI EAFE® Index (Net) weighted 75% and 25%, respectively.

5.
The Morningstar Aggressive Allocation Category Average is representative of funds in allocation categories that seek to provide both income and capital appreciation by primarily investing in multiple asset classes, including stocks, bonds, and cash. These aggressive strategies typically allocate at least 10% to equities of foreign companies and prioritize capital appreciation over preservation. They typically expect volatility similar to a strategic equity exposure of more than 85%. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares. Separate variable annuity and variable universal life insurance account and policy fees and charges are not reflected in the graph and table. If they were, returns would be less than those shown.

Key Portfolio Statistics
Portfolio's net assets	$765,701,245%
Total number of portfolio holdings	35%
Portfolio turnover rate	17%
Asset Diversification
(as a Percentage of Net Asset Value)
Equity Funds	97.1%
Short-Term Investment	2.8%
Other Assets, Less Liabilities	0.1%
Material Portfolio Changes
The following is a summary of certain changes and planned changes to the Portfolio since January 1, 2024:
In connection with a rebranding of the New York Life Investments products, the Portfolio’s name was changed from “MainStay VP Equity Allocation Portfolio” to “NYLI VP Equity Allocation Portfolio.” The Portfolio’s name change will not impact the management of the Portfolio.
For more complete information, you may review or order printed copies of the Portfolio’s next prospectus, which we expect to be available by May 1, 2025, at dfinview.com/NYLIM?site=VP. You may also call 800-624-6782 to obtain a copy of the Portfolio’s current prospectus.

Availability of Additional Information
At dfinview.com/NYLIM?site=VP, you can find additional information about the Portfolio, when available, including the Portfolio’s:
  Prospectus
  Financial information
  Portfolio holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.
The New York Life Variable Annuities and NYLIAC Variable Universal Life Insurance Products are issued by New York Life Insurance and Annuity Corporation (a Delaware Corporation) and distributed by NYLIFE Distributors LLC (Member FINRA/SIPC).
New York Life Insurance Company
New York Life Insurance and Annuity Corporation (NYLIAC)
51 Madison Avenue, Room 551
New York, NY 10010

New York Life Investment Management LLC is the investment manager to the NYLI VP Funds Trust.

“New York Life Investments” is both a service mark, and the common trade name, of certain investment advisors affiliated with New York Life Insurance Company. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.

NYLI VP Equity Allocation Portfolio
(formerly known as MainStay VP Equity Allocation Portfolio)
Service Class
ANNUAL SHAREHOLDER REPORT | December 31, 2024
This annual shareholder report contains important information about NYLI VP Equity Allocation Portfolio (the "Portfolio") for the period January 1, 2024 to December 31, 2024. You can find additional information about the Portfolio at dfinview.com/NYLIM?site=VP. You can also request this information by contacting us at 800-624-6782.
This report describes changes to the Portfolio that occurred during the reporting period.
What were the Portfolio costs for the last year?1
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[2]
Service Class	$29	0.28%
1.
Does not include any separate account or policy fees or charges imposed under the variable annuity policies and variable universal life insurance policies for which the Portfolio is an investment option. If they were included, your costs would be higher.

2.	Excludes the fees and expenses of the acquired (underlying) funds in which the Portfolio invested.
What factors influenced Portfolio performance during the reporting period?
During the 12-month reporting period ended December 31, 2024, performance responded positively to strength in U.S. equities. Relative to its benchmark indices and to the internally maintained blend of indices that are taken into consideration when managing the Portfolio, the Portfolio’s performance was determined primarily by the returns of each Underlying Portfolio/Fund in which the Portfolio invested compared to their respective indices.

The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Portfolio’s performance during the reporting period.
Key Factor	Summary	Impact
Non-U.S. developed-markets equities	Maintained an explicit tilt away from developed market equities broadly, and Continental Europe in particular, in favor of U.S. and emerging-markets exposure as European markets encountered significant headwinds.	Contributor
"AI at a reasonable price"	Identified compelling opportunities in the artificial intelligence ("AI") space through a value-oriented lens, targeting companies with substantial AI exposure trading at more attractive valuations than industry leaders	Contributor
Size factor	Invested in a total return swap on a "pure" size factor used to hedge the capitalization mismatch between Underlying Fund holdings and the benchmark	Contributor
Underlying Portfolio/Fund performance	Underperformed, in aggregate	Detractor
Thematic plays	Maintained a focus on the nuclear power industry and digital infrastructure	Detractor
Country-specific plays	Invested in both Hong Kong stocks (seeking to capitalize on anticipated supportive policy measures from the Chinese government) and Indian equities (based on the country's position as the world's most populous nation, its impressive economic growth trajectory, and the ruling party's market-friendly reform agenda)	Detractor
Portfolio Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Portfolio (or for the life of the Portfolio, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period.
Average Annual Total Returns for the Year-Ended December 31, 2024	Inception Date	One Year	Five Years	Ten Years
Service Class Shares	2/13/2006	11.59%	8.10%	7.31%
Russell 3000® Index[1]		23.81%	13.86%	12.55%
S&P 500® Index[2]		25.02%	14.53%	13.10%
MSCI EAFE® Index (Net)[3]		3.82%	4.73%	5.20%
Equity Allocation Composite Index[4]		19.47%	12.08%	11.14%
Morningstar Aggressive Allocation Category Average[5]		14.13%	8.17%	7.82%
1.
In accordance with new regulatory requirements, the Portfolio has selected the Russell 3000® Index, which represents a broad measure of market performance, as a replacement for the S&P 500® Index. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.

2.
The S&P 500® Index, which is generally representative of the market sectors or types of investments in which the Portfolio invests. S&P® and S&P 500® are registered trademarks of Standard & Poor’s Financial Services LLC. The S&P 500® Index is widely regarded as the standard index for measuring large-cap U.S. stock market performance.

3.
The MSCI EAFE® Index (Net), which is generally representative of the market sectors or types of investments in which the Portfolio invests, consists of international stocks representing the developed world outside of North America.

4.
The Equity Allocation Composite Index, which is generally representative of the market sectors or types of investments in which the Portfolio invests, consists of the S&P 500® Index and the MSCI EAFE® Index (Net) weighted 75% and 25%, respectively.

5.
The Morningstar Aggressive Allocation Category Average is representative of funds in allocation categories that seek to provide both income and capital appreciation by primarily investing in multiple asset classes, including stocks, bonds, and cash. These aggressive strategies typically allocate at least 10% to equities of foreign companies and prioritize capital appreciation over preservation. They typically expect volatility similar to a strategic equity exposure of more than 85%. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares. Separate variable annuity and variable universal life insurance account and policy fees and charges are not reflected in the graph and table. If they were, returns would be less than those shown.

Key Portfolio Statistics
Portfolio's net assets	$765,701,245%
Total number of portfolio holdings	35%
Portfolio turnover rate	17%
Asset Diversification
(as a Percentage of Net Asset Value)
Equity Funds	97.1%
Short-Term Investment	2.8%
Other Assets, Less Liabilities	0.1%
Material Portfolio Changes
The following is a summary of certain changes and planned changes to the Portfolio since January 1, 2024:
In connection with a rebranding of the New York Life Investments products, the Portfolio’s name was changed from “MainStay VP Equity Allocation Portfolio” to “NYLI VP Equity Allocation Portfolio.” The Portfolio’s name change will not impact the management of the Portfolio.
For more complete information, you may review or order printed copies of the Portfolio’s next prospectus, which we expect to be available by May 1, 2025, at dfinview.com/NYLIM?site=VP. You may also call 800-624-6782 to obtain a copy of the Portfolio’s current prospectus.

Availability of Additional Information
At dfinview.com/NYLIM?site=VP, you can find additional information about the Portfolio, when available, including the Portfolio’s:
  Prospectus
  Financial information
  Portfolio holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.
The New York Life Variable Annuities and NYLIAC Variable Universal Life Insurance Products are issued by New York Life Insurance and Annuity Corporation (a Delaware Corporation) and distributed by NYLIFE Distributors LLC (Member FINRA/SIPC).
New York Life Insurance Company
New York Life Insurance and Annuity Corporation (NYLIAC)
51 Madison Avenue, Room 551
New York, NY 10010

New York Life Investment Management LLC is the investment manager to the NYLI VP Funds Trust.

“New York Life Investments” is both a service mark, and the common trade name, of certain investment advisors affiliated with New York Life Insurance Company. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.

NYLI VP Schroders Mid Cap Opportunities Portfolio
(formerly known as MainStay VP Wellington Mid Cap Portfolio)
Initial Class
ANNUAL SHAREHOLDER REPORT | December 31, 2024
This annual shareholder report contains important information about NYLI VP Schroders Mid Cap Opportunities Portfolio (the "Portfolio") for the period January 1, 2024 to December 31, 2024. You can find additional information about the Portfolio at dfinview.com/NYLIM?site=VP. You can also request this information by contacting us at 800-624-6782.
This report describes changes to the Portfolio that occurred during the reporting period.
What were the Portfolio costs for the last year?1
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[2]
Initial Class	$89	0.85%
1.
Does not include any separate account or policy fees or charges imposed under the variable annuity policies and variable universal life insurance policies for which the Portfolio is an investment option. If they were included, your costs would be higher.

2.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
What factors influenced Portfolio performance during the reporting period?
Effective August 12, 2024, the Portfolio replaced its subadvisor, Wellington Management Company LLP (“Wellington”), with Schroder Investment Management North America (“Schroders”) and modified its benchmark, investment strategy, and other characteristics. During the 12-month reporting period ended December 31, 2024, the performance of the Portfolio relative to the S&P MidCap 400® Index during the period in which it was subadvised by Wellington, the prior subadvisor, was affected primarily by security selection and, to a lesser degree, sector allocation. The performance of the Portfolio relative to the Russell Midcap® Index during the period in which it was subadvised by Schroders was affected primarily by sector allocation and security selection.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Portfolio’s performance during the reporting period.
Key Factor	Summary	Impact
Wellington
Energy	Security selection	Contributed
Utilities	Security selection	Contributed
Industrials	Security selection	Detracted
Information technology	Security selection and an underweight allocation	Detracted
Key Factor	Summary	Impact
Schroders
Information technology	Strong security selection and sector allocation	Contributed
Health care	Security selection	Contributed
Energy	Negative security selection and underweight exposure	Detracted
Industrials	Security selection	Detracted
Portfolio Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Portfolio (or for the life of the Portfolio, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period. The Portfolio’s subadvisor changed effective January 1, 2018 due to an organizational restructuring whereby all investment personnel of Cornerstone Capital Management Holdings LLC, the former subadvisor, transitioned to MacKay Shields LLC. Effective May 1, 2021, the Portfolio replaced its subadvisor and modified its principal investment strategies. Effective August 12, 2024, the Portfolio again replaced its subadvisor and modified its principal investment strategies. The past performance in the graph and table prior to that date reflects the Portfolio’s prior subadvisor and principal investment strategies.
Average Annual Total Returns for the Year-Ended December 31, 2024	Inception Date	One Year	Five Years	Ten Years
Initial Class Shares	7/2/2001	9.98%	5.82%	6.24%
Russell 3000® Index[1]		23.81%	13.86%	12.55%
Russell Midcap® Index[2]		15.34%	9.92%	9.63%
S&P MidCap 400® Index[3]		13.93%	10.34%	9.68%
Morningstar Mid-Cap Blend Category Average[4]		14.40%	9.80%	8.92%
1.
In accordance with new regulatory requirements, the Portfolio has selected the Russell 3000® Index, which represents a broad measure of market performance, as a replacement for the Russell Midcap® Index. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.

2.
The Russell Midcap® Index, which is generally representative of the market sectors or types of investments in which the Portfolio invests, measures the performance of the mid-cap segment of the U.S. equity universe. The Russell Midcap® Index is a subset of the Russell 1000® Index and includes approximately 800 of the smallest companies based on a combination of their market cap and current index membership. The Russell Midcap® Index represents approximately 27% of the total market capitalization of the Russell 1000® Index companies.

3.
The S&P MidCap 400® Index, which is generally representative of the market sectors or types of investments in which the Portfolio invests, is a market capitalization-weighted index of common stocks representing the mid-cap U.S. equity market.

4.
The Morningstar Mid-Cap Blend Category Average is representative of funds that invest primarily in U.S. stocks of various sizes and styles, giving it a middle-of-the-road profile. The U.S. mid-cap range for market capitalization typically falls between $1 billion and $8 billion and represents 20% of the total capitalization of the U.S. equity market. The blend style is assigned to funds where neither growth nor value characteristics predominate. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares. Separate variable annuity and variable universal life insurance account and policy fees and charges are not reflected in the graph and table. If they were, returns would be less than those shown.
Key Portfolio Statistics
Portfolio's net assets	$688,030,414%
Total number of portfolio holdings	67%
Total advisory fees paid	$5,749,259%
Portfolio turnover rate	60%
Graphical Representation of Holdings
The tables below show the investment makeup of the Portfolio; percentages indicated are based on the Portfolio's net assets.
Top Ten Holdings and/or Issuers*
Arthur J. Gallagher & Co.	2.4%
Aramark	2.2%
Assurant, Inc.	2.2%
Rentokil Initial plc, Sponsored ADR	2.2%
Dolby Laboratories, Inc., Class A	2.1%
Masimo Corp.	2.1%
Match Group, Inc.	2.0%
Ciena Corp.	1.9%
Teledyne Technologies, Inc.	1.8%
Raymond James Financial, Inc.	1.8%
* Excluding short-term investments
Top Industries
Insurance	7.2%
IT Services	6.3%
Professional Services	5.2%
Building Products	4.7%
Software	4.4%
Semiconductors & Semiconductor Equipment	4.4%
Capital Markets	3.9%
Hotels, Restaurants & Leisure	3.9%
Health Care Equipment & Supplies	3.7%
Commercial Services & Supplies	3.6%
Material Portfolio Changes
The following is a summary of certain changes and planned changes to the Portfolio since January 1, 2024:
In connection with a rebranding of the New York Life Investments products and the replacement of the Portfolio's subadvisor, the Portfolio’s name was changed from “MainStay VP Wellington Mid Cap Portfolio” to “NYLI VP Schroders Mid Cap Opportunities Portfolio.”
Effective August 12, 2024, Schroder Investment Management North America Inc. replaced the Portfolio’s prior subadvisor. The Portfolio changed its name, reduced its management fee and modified the principal investment strategy and investment process in connection with the change in subadvisor. The Portfolio added “Sector Risk” to its principal risks in connection with the changes in subadvisor and principal investment strategies.
For more complete information, you may review or order printed copies of the Portfolio’s next prospectus, which we expect to be available by May 1, 2025, at dfinview.com/NYLIM?site=VP. You may also call 800-624-6782 to obtain a copy of the Portfolio’s current prospectus.
Availability of Additional Information
At dfinview.com/NYLIM?site=VP, you can find additional information about the Portfolio, when available, including the Portfolio’s:
  Prospectus
  Financial information
  Portfolio holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.
The New York Life Variable Annuities and NYLIAC Variable Universal Life Insurance Products are issued by New York Life Insurance and Annuity Corporation (a Delaware Corporation) and distributed by NYLIFE Distributors LLC (Member FINRA/SIPC).
New York Life Insurance Company
New York Life Insurance and Annuity Corporation (NYLIAC)
51 Madison Avenue, Room 551
New York, NY 10010

New York Life Investment Management LLC is the investment manager to the NYLI VP Funds Trust.

“New York Life Investments” is both a service mark, and the common trade name, of certain investment advisors affiliated with New York Life Insurance Company. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.

NYLI VP Schroders Mid Cap Opportunities Portfolio
(formerly known as MainStay VP Wellington Mid Cap Portfolio)
Service Class
ANNUAL SHAREHOLDER REPORT | December 31, 2024
This annual shareholder report contains important information about NYLI VP Schroders Mid Cap Opportunities Portfolio (the "Portfolio") for the period January 1, 2024 to December 31, 2024. You can find additional information about the Portfolio at dfinview.com/NYLIM?site=VP. You can also request this information by contacting us at 800-624-6782.
This report describes changes to the Portfolio that occurred during the reporting period.
What were the Portfolio costs for the last year?1
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[2]
Service Class	$115	1.10%
1.
Does not include any separate account or policy fees or charges imposed under the variable annuity policies and variable universal life insurance policies for which the Portfolio is an investment option. If they were included, your costs would be higher.

2.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
What factors influenced Portfolio performance during the reporting period?
Effective August 12, 2024, the Portfolio replaced its subadvisor, Wellington Management Company LLP (“Wellington”), with Schroder Investment Management North America (“Schroders”) and modified its benchmark, investment strategy, and other characteristics. During the 12-month reporting period ended December 31, 2024, the performance of the Portfolio relative to the S&P MidCap 400® Index during the period in which it was subadvised by Wellington, the prior subadvisor, was affected primarily by security selection and, to a lesser degree, sector allocation. The performance of the Portfolio relative to the Russell Midcap® Index during the period in which it was subadvised by Schroders was affected primarily by sector allocation and security selection.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Portfolio’s performance during the reporting period.
Key Factor	Summary	Impact
Wellington
Energy	Security selection	Contributed
Utilities	Security selection	Contributed
Industrials	Security selection	Detracted
Information technology	Security selection and an underweight allocation	Detracted
Key Factor	Summary	Impact
Schroders
Information technology	Strong security selection and sector allocation	Contributed
Health care	Security selection	Contributed
Energy	Negative security selection and underweight exposure	Detracted
Industrials	Security selection	Detracted
Portfolio Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Portfolio (or for the life of the Portfolio, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period. The Portfolio’s subadvisor changed effective January 1, 2018 due to an organizational restructuring whereby all investment personnel of Cornerstone Capital Management Holdings LLC, the former subadvisor, transitioned to MacKay Shields LLC. Effective May 1, 2021, the Portfolio replaced its subadvisor and modified its principal investment strategies. Effective August 12, 2024, the Portfolio again replaced its subadvisor and modified its principal investment strategies. The past performance in the graph and table prior to that date reflects the Portfolio’s prior subadvisor and principal investment strategies.
Average Annual Total Returns for the Year-Ended December 31, 2024	Inception Date	One Year	Five Years	Ten Years
Service Class Shares	6/5/2003	9.70%	5.56%	5.97%
Russell 3000® Index[1]		23.81%	13.86%	12.55%
Russell Midcap® Index[2]		15.34%	9.92%	9.63%
S&P MidCap 400® Index[3]		13.93%	10.34%	9.68%
Morningstar Mid-Cap Blend Category Average[4]		14.40%	9.80%	8.92%
1.
In accordance with new regulatory requirements, the Portfolio has selected the Russell 3000® Index, which represents a broad measure of market performance, as a replacement for the Russell Midcap® Index. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.

2.
The Russell Midcap® Index, which is generally representative of the market sectors or types of investments in which the Portfolio invests, measures the performance of the mid-cap segment of the U.S. equity universe. The Russell Midcap® Index is a subset of the Russell 1000® Index and includes approximately 800 of the smallest companies based on a combination of their market cap and current index membership. The Russell Midcap® Index represents approximately 27% of the total market capitalization of the Russell 1000® Index companies.

3.
The S&P MidCap 400® Index, which is generally representative of the market sectors or types of investments in which the Portfolio invests, is a market capitalization-weighted index of common stocks representing the mid-cap U.S. equity market.

4.
The Morningstar Mid-Cap Blend Category Average is representative of funds that invest primarily in U.S. stocks of various sizes and styles, giving it a middle-of-the-road profile. The U.S. mid-cap range for market capitalization typically falls between $1 billion and $8 billion and represents 20% of the total capitalization of the U.S. equity market. The blend style is assigned to funds where neither growth nor value characteristics predominate. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares. Separate variable annuity and variable universal life insurance account and policy fees and charges are not reflected in the graph and table. If they were, returns would be less than those shown.
Key Portfolio Statistics
Portfolio's net assets	$688,030,414%
Total number of portfolio holdings	67%
Total advisory fees paid	$5,749,259%
Portfolio turnover rate	60%
Graphical Representation of Holdings
The tables below show the investment makeup of the Portfolio; percentages indicated are based on the Portfolio's net assets.
Top Ten Holdings and/or Issuers*
Arthur J. Gallagher & Co.	2.4%
Aramark	2.2%
Assurant, Inc.	2.2%
Rentokil Initial plc, Sponsored ADR	2.2%
Dolby Laboratories, Inc., Class A	2.1%
Masimo Corp.	2.1%
Match Group, Inc.	2.0%
Ciena Corp.	1.9%
Teledyne Technologies, Inc.	1.8%
Raymond James Financial, Inc.	1.8%
* Excluding short-term investments
Top Industries
Insurance	7.2%
IT Services	6.3%
Professional Services	5.2%
Building Products	4.7%
Software	4.4%
Semiconductors & Semiconductor Equipment	4.4%
Capital Markets	3.9%
Hotels, Restaurants & Leisure	3.9%
Health Care Equipment & Supplies	3.7%
Commercial Services & Supplies	3.6%
Material Portfolio Changes
The following is a summary of certain changes and planned changes to the Portfolio since January 1, 2024:
In connection with a rebranding of the New York Life Investments products and the replacement of the Portfolio's subadvisor, the Portfolio’s name was changed from “MainStay VP Wellington Mid Cap Portfolio” to “NYLI VP Schroders Mid Cap Opportunities Portfolio.”
Effective August 12, 2024, Schroder Investment Management North America Inc. replaced the Portfolio’s prior subadvisor. The Portfolio changed its name, reduced its management fee and modified the principal investment strategy and investment process in connection with the change in subadvisor. The Portfolio added “Sector Risk” to its principal risks in connection with the changes in subadvisor and principal investment strategies.
For more complete information, you may review or order printed copies of the Portfolio’s next prospectus, which we expect to be available by May 1, 2025, at dfinview.com/NYLIM?site=VP. You may also call 800-624-6782 to obtain a copy of the Portfolio’s current prospectus.
Availability of Additional Information
At dfinview.com/NYLIM?site=VP, you can find additional information about the Portfolio, when available, including the Portfolio’s:
  Prospectus
  Financial information
  Portfolio holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.
The New York Life Variable Annuities and NYLIAC Variable Universal Life Insurance Products are issued by New York Life Insurance and Annuity Corporation (a Delaware Corporation) and distributed by NYLIFE Distributors LLC (Member FINRA/SIPC).
New York Life Insurance Company
New York Life Insurance and Annuity Corporation (NYLIAC)
51 Madison Avenue, Room 551
New York, NY 10010

New York Life Investment Management LLC is the investment manager to the NYLI VP Funds Trust.

“New York Life Investments” is both a service mark, and the common trade name, of certain investment advisors affiliated with New York Life Insurance Company. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.

NYLI VP American Century Sustainable Equity Portfolio
(formerly known as MainStay VP American Century Sustainable Equity Portfolio)
Initial Class
ANNUAL SHAREHOLDER REPORT | December 31, 2024
This annual shareholder report contains important information about NYLI VP American Century Sustainable Equity Portfolio (the "Portfolio") for the period January 1, 2024 to December 31, 2024. You can find additional information about the Portfolio at dfinview.com/NYLIM?site=VP. You can also request this information by contacting us at 800-624-6782.
This report describes changes to the Portfolio that occurred during the reporting period.
What were the Portfolio costs for the last year?1
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$73	0.66%
1.
Does not include any separate account or policy fees or charges imposed under the variable annuity policies and variable universal life insurance policies for which the Portfolio is an investment option. If they were included, your costs would be higher.

What factors influenced Portfolio performance during the reporting period?
During the 12-month reporting period ended December 31, 2024, the Portfolio’s performance relative to the S&P 500 Index was determined primarily by security selection and sector allocation.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Portfolio’s performance during the reporting period.
Key Factor	Summary	Impact
NVIDIA Corp.	Overweight exposure, as the company beat revenue and earnings expectations and raised guidance due to demand for its graphics processing units used in generative artificial intelligence	Contributed
Information technology	The emergence of generative artificial intelligence sparked increased interest in industries such as semiconductors and software. Security selection in the sector detracted from relative returns	Detracted
Energy	Sector positioning, amid volatile oil prices driven by economic growth and geopolitics	Detracted
Consumer staples	Security selection	Detracted
Schlumberger Ltd.	Overweight exposure, as the North American rig count declined, in part pressured by lower gas prices	Detracted
Prologis, Inc.	Overweight exposure, as macroeconomic uncertainty related to interest rates, geopolitics and the election delayed tenant leasing decisions	Detracted
Portfolio Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Portfolio (or for the life of the Portfolio, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period. Effective May 1, 2022, the Portfolio replaced its subadvisor, changed its investment objective and modified its principal investment strategies. The past performance in the graph and table prior to that date reflects the Portfolio’s prior subadvisor, investment objective and principal investment strategies.
Average Annual Total Returns for the Year-Ended December 31, 2024	Inception Date	One Year	Five Years	Ten Years
Initial Class Shares	2/17/2012	19.84%	11.76%	9.90%
Russell 3000® Index[1]		23.81%	13.86%	12.55%
S&P 500® Index[2]		25.02%	14.53%	13.10%
Morningstar Large Value Category Average[3]		14.28%	9.31%	8.72%
1.
In accordance with new regulatory requirements, the Portfolio has selected the Russell 3000® Index, which represents a broad measure of market performance, as a replacement for the S&P 500® Index. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.

2.
The S&P 500® Index, which represents a broad measure of market performance, is generally representative of the market sectors or types of investments in which the Portfolio invests. S&P® and S&P 500® are registered trademarks of Standard & Poor’s Financial Services LLC. The S&P 500® Index is widely regarded as the standard index for measuring large-cap U.S. stock market performance.

3.
The Morningstar Large Value Category Average is representative of funds that invest primarily in big U.S. companies that are less expensive or growing more slowly than other large-cap stocks. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares. Separate variable annuity and variable universal life insurance account and policy fees and charges are not reflected in the graph and table. If they were, returns would be less than those shown.
Key Portfolio Statistics
Portfolio's net assets	$441,827,262%
Total number of portfolio holdings	113%
Total advisory fees paid	$2,840,164%
Portfolio turnover rate	28%
Graphical Representation of Holdings
The tables below show the investment makeup of the Portfolio; percentages indicated are based on the Portfolio's net assets.
Top Ten Holdings and/or Issuers*
Microsoft Corp.	7.9%
Apple, Inc.	7.2%
NVIDIA Corp.	7.2%
Alphabet, Inc., Class A	4.4%
Amazon.com, Inc.	3.9%
Meta Platforms, Inc., Class A	2.6%
Broadcom, Inc.	2.5%
Tesla, Inc.	2.2%
Mastercard, Inc., Class A	1.7%
UnitedHealth Group, Inc.	1.7%
* Excluding short-term investments
Top Industries
Semiconductors & Semiconductor Equipment	11.5%
Software	11.5%
Technology Hardware, Storage & Peripherals	7.2%
Interactive Media & Services	7.0%
Capital Markets	4.9%
Broadline Retail	3.9%
Banks	3.5%
Specialty Retail	3.5%
Pharmaceuticals	3.2%
Financial Services	2.7%
Material Portfolio Changes
The following is a summary of certain changes and planned changes to the Portfolio since January 1, 2024:
In connection with a rebranding of the New York Life Investments products, the Portfolio’s name was changed from “MainStay VP American Century Sustainable Equity Portfolio” to “NYLI VP American Century Sustainable Equity Portfolio.” The Portfolio’s name change will not impact the management of the Portfolio.
For more complete information, you may review or order printed copies of the Portfolio’s next prospectus, which we expect to be available by May 1, 2025, at dfinview.com/NYLIM?site=VP. You may also call 800-624-6782 to obtain a copy of the Portfolio’s current prospectus.
Availability of Additional Information
At dfinview.com/NYLIM?site=VP, you can find additional information about the Portfolio, when available, including the Portfolio’s:
  Prospectus
  Financial information
  Portfolio holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.
The New York Life Variable Annuities and NYLIAC Variable Universal Life Insurance Products are issued by New York Life Insurance and Annuity Corporation (a Delaware Corporation) and distributed by NYLIFE Distributors LLC (Member FINRA/SIPC).
New York Life Insurance Company
New York Life Insurance and Annuity Corporation (NYLIAC)
51 Madison Avenue, Room 551
New York, NY 10010

New York Life Investment Management LLC is the investment manager to the NYLI VP Funds Trust.

“New York Life Investments” is both a service mark, and the common trade name, of certain investment advisors affiliated with New York Life Insurance Company. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.

NYLI VP American Century Sustainable Equity Portfolio
(Formerly known as MainStay VP American Century Sustainable Equity Portfolio)
Service Class
ANNUAL SHAREHOLDER REPORT | December 31, 2024
This annual shareholder report contains important information about NYLI VP American Century Sustainable Equity Portfolio (the "Portfolio") for the period January 1, 2024 to December 31, 2024. You can find additional information about the Portfolio at dfinview.com/NYLIM?site=VP. You can also request this information by contacting us at 800-624-6782.
This report describes changes to the Portfolio that occurred during the reporting period.
What were the Portfolio costs for the last year?1
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$100	0.91%
1.
Does not include any separate account or policy fees or charges imposed under the variable annuity policies and variable universal life insurance policies for which the Portfolio is an investment option. If they were included, your costs would be higher.

What factors influenced Portfolio performance during the reporting period?
During the 12-month reporting period ended December 31, 2024, the Portfolio’s performance relative to the S&P 500 Index was determined primarily by security selection and sector allocation.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Portfolio’s performance during the reporting period.
Key Factor	Summary	Impact
NVIDIA Corp.	Overweight exposure, as the company beat revenue and earnings expectations and raised guidance due to demand for its graphics processing units used in generative artificial intelligence	Contributed
Information technology	The emergence of generative artificial intelligence sparked increased interest in industries such as semiconductors and software. Security selection in the sector detracted from relative returns	Detracted
Energy	Sector positioning, amid volatile oil prices driven by economic growth and geopolitics	Detracted
Consumer staples	Security selection	Detracted
Schlumberger Ltd.	Overweight exposure, as the North American rig count declined, in part pressured by lower gas prices	Detracted
Prologis, Inc.	Overweight exposure, as macroeconomic uncertainty related to interest rates, geopolitics and the election delayed tenant leasing decisions	Detracted
Portfolio Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Portfolio (or for the life of the Portfolio, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period. Effective May 1, 2022, the Portfolio replaced its subadvisor, changed its investment objective and modified its principal investment strategies. The past performance in the graph and table prior to that date reflects the Portfolio’s prior subadvisor, investment objective and principal investment strategies.
Average Annual Total Returns for the Year-Ended December 31, 2024	Inception Date	One Year	Five Years	Ten Years
Service Class Shares	2/17/2012	19.54%	11.48%	9.62%
Russell 3000® Index[1]		23.81%	13.86%	12.55%
S&P 500® Index[2]		25.02%	14.53%	13.10%
Morningstar Large Value Category Average[3]		14.28%	9.31%	8.72%
1.
In accordance with new regulatory requirements, the Portfolio has selected the Russell 3000® Index, which represents a broad measure of market performance, as a replacement for the S&P 500® Index. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.

2.
The S&P 500® Index, which represents a broad measure of market performance, is generally representative of the market sectors or types of investments in which the Portfolio invests. S&P® and S&P 500® are registered trademarks of Standard & Poor’s Financial Services LLC. The S&P 500® Index is widely regarded as the standard index for measuring large-cap U.S. stock market performance.

3.
The Morningstar Large Value Category Average is representative of funds that invest primarily in big U.S. companies that are less expensive or growing more slowly than other large-cap stocks. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares. Separate variable annuity and variable universal life insurance account and policy fees and charges are not reflected in the graph and table. If they were, returns would be less than those shown.
Key Portfolio Statistics
Portfolio's net assets	$441,827,262%
Total number of portfolio holdings	113%
Total advisory fees paid	$2,840,164%
Portfolio turnover rate	28%
Graphical Representation of Holdings
The tables below show the investment makeup of the Portfolio; percentages indicated are based on the Portfolio's net assets.
Top Ten Holdings and/or Issuers*
Microsoft Corp.	7.9%
Apple, Inc.	7.2%
NVIDIA Corp.	7.2%
Alphabet, Inc., Class A	4.4%
Amazon.com, Inc.	3.9%
Meta Platforms, Inc., Class A	2.6%
Broadcom, Inc.	2.5%
Tesla, Inc.	2.2%
Mastercard, Inc., Class A	1.7%
UnitedHealth Group, Inc.	1.7%
* Excluding short-term investments
Top Industries
Semiconductors & Semiconductor Equipment	11.5%
Software	11.5%
Technology Hardware, Storage & Peripherals	7.2%
Interactive Media & Services	7.0%
Capital Markets	4.9%
Broadline Retail	3.9%
Banks	3.5%
Specialty Retail	3.5%
Pharmaceuticals	3.2%
Financial Services	2.7%
Material Portfolio Changes
The following is a summary of certain changes and planned changes to the Portfolio since January 1, 2024:
In connection with a rebranding of the New York Life Investments products, the Portfolio’s name was changed from “MainStay VP American Century Sustainable Equity Portfolio” to “NYLI VP American Century Sustainable Equity Portfolio.” The Portfolio’s name change will not impact the management of the Portfolio.
For more complete information, you may review or order printed copies of the Portfolio’s next prospectus, which we expect to be available by May 1, 2025, at dfinview.com/NYLIM?site=VP. You may also call 800-624-6782 to obtain a copy of the Portfolio’s current prospectus.
Availability of Additional Information
At dfinview.com/NYLIM?site=VP, you can find additional information about the Portfolio, when available, including the Portfolio’s:
  Prospectus
  Financial information
  Portfolio holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.
The New York Life Variable Annuities and NYLIAC Variable Universal Life Insurance Products are issued by New York Life Insurance and Annuity Corporation (a Delaware Corporation) and distributed by NYLIFE Distributors LLC (Member FINRA/SIPC).
New York Life Insurance Company
New York Life Insurance and Annuity Corporation (NYLIAC)
51 Madison Avenue, Room 551
New York, NY 10010

New York Life Investment Management LLC is the investment manager to the NYLI VP Funds Trust.

“New York Life Investments” is both a service mark, and the common trade name, of certain investment advisors affiliated with New York Life Insurance Company. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.

NYLI VP Balanced Portfolio
(formerly known as MainStay VP Balanced Portfolio)
Initial Class
ANNUAL SHAREHOLDER REPORT | December 31, 2024
This annual shareholder report contains important information about NYLI VP Balanced Portfolio (the "Portfolio") for the period January 1, 2024 to December 31, 2024. You can find additional information about the Portfolio at dfinview.com/NYLIM?site=VP. You can also request this information by contacting us at 800-624-6782.
This report describes changes to the Portfolio that occurred during the reporting period.
What were the Portfolio costs for the last year?1
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[2]
Initial Class	$72	0.69%
1.
Does not include any separate account or policy fees or charges imposed under the variable annuity policies and variable universal life insurance policies for which the Portfolio is an investment option. If they were included, your costs would be higher.

2.	Excludes the fees and expenses of the acquired (underlying) funds in which the Portfolio invested.
What factors influenced Portfolio performance during the reporting period?
Relative to the Russell 1000® Value Index and the Bloomberg U.S. Intermediate Government/Credit Bond Index, the Portfolio’s performance during the 12-month period ended December 31, 2024, was affected by security selection and sector allocation on the equity side, and primarily by sector allocation on the fixed income side. Among equities, in addition to the factors detailed in the table below, several individual holdings had a material impact, either positive or negative, on relative returns. In fixed income, in addition to the factors detailed in the table below, the Portfolio benefited from overweight exposure to specific subcomponents of the asset-backed securities and commercial mortgage-backed securities sectors.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Portfolio’s performance during the reporting period.
Key Factor	Summary	Impact
Equities
Information technology	Security selection	Contributed
Materials	Underweight allocation	Contributed
Industrials and consumer staples	Security selection	Detracted
Health care	Overweight allocation	Detracted
Key Factor	Summary	Impact
Fixed Income
Corporate sector	Overweight positions in the financial, industrial and utility subsectors, which particularly benefited from strong results from the banking, communications and electric industries	Contributed
Mortgage-backed securities	Overweight positions in both the agency and non-agency subcomponents	Contributed
U.S. Treasury sector	Underweight allocation to a leading sector	Detracted
Duration and yield curve positioning	In one instance, held a duration that was longer than the Index during the first half of the reporting period as interest rates moved higher	Detracted
Portfolio Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Portfolio (or for the life of the Portfolio, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period. The Portfolio's equity subadvisor changed effective January 1, 2018 due to an organizational restructuring whereby all investment personnel of Cornerstone Capital Management Holdings LLC, the former subadvisor, transitioned to MacKay Shields LLC. Effective May 1, 2021, the Portfolio replaced the subadvisor to the equity portion of the Portfolio and modified the equity portion of the Portfolio's principal investment strategies. The past performance in the graph and table prior to that date reflects the Portfolio's prior subadvisor and principal investment strategies for the equity portion of the Portfolio.
Average Annual Total Returns for the Year-Ended December 31, 2024	Inception Date	One Year	Five Years	Ten Years
Initial Class Shares	5/2/2005	7.90%	6.72%	5.87%
Russell 3000® Index[1]		23.81%	13.86%	12.55%
Russell 1000® Value Index[2]		14.37%	8.68%	8.49%
Bloomberg U.S. Intermediate Government/Credit Bond Index[3]		3.00%	0.86%	1.71%
Balanced Composite Index[4]		9.86%	5.88%	6.03%
Morningstar Moderate Allocation Category Average[5]		11.39%	6.75%	6.54%
1.
In accordance with new regulatory requirements, the Portfolio has selected the Russell 3000® Index, which represents a broad measure of market performance, as a replacement for the Russell 1000® Value Index. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.

2.
The Russell 1000® Value Index, which is generally representative of the market sectors or types of investments in which the Portfolio invests, measures the performance of the large-cap value segment of the U.S. equity universe. It includes those Russell 1000® Index companies with lower price-to-book ratios and lower expected growth values.

3.
The Bloomberg U.S. Intermediate Government/Credit Bond Index, which is generally representative of the market sectors or types of investments in which the Portfolio invests, measures the performance of U.S. dollar-denominated U.S. treasuries, government-related and investment grade U.S. corporate securities that have a remaining maturity of greater than one year and less than ten years.

4.
The Balanced Composite Index, which is generally representative of the market sectors or types of investments in which the Portfolio invests, consists of the Russell 1000® Value Index and the Bloomberg U.S. Intermediate Government/Credit Bond Index weighted 60%/40%, respectively.

5.
The Morningstar Moderate Allocation Category Average is representative of funds in allocation categories that seek to provide both income and capital appreciation by primarily investing in multiple asset classes, including stocks, bonds, and cash. These moderate strategies seek to balance preservation of capital with appreciation. They typically expect volatility similar to a strategic equity exposure between 50% and 70%. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares. Separate variable annuity and variable universal life insurance account and policy fees and charges are not reflected in the graph and table. If they were, returns would be less than those shown.
Key Portfolio Statistics
Portfolio's net assets	$350,985,492%
Total number of portfolio holdings	260%
Total advisory fees paid	$2,354,884%
Portfolio turnover rate	252%
Graphical Representation of Holdings
The tables below show the investment makeup of the Portfolio; percentages indicated are based on the Portfolio's net assets.
Top Ten Holdings and/or Issuers*
U.S. Treasury Notes, 2.75%-4.50%, due 6/30/25-11/15/34	16.1%
JPMorgan Chase & Co.	2.8%
iShares Intermediate Government/Credit Bond ETF	2.2%
UnitedHealth Group, Inc.	2.1%
Cisco Systems, Inc.	1.7%
Vanguard Russell 1000 Value	1.7%
iShares Russell 1000 Value ETF	1.6%
Johnson & Johnson	1.6%
Morgan Stanley	1.4%
Pfizer, Inc.	1.2%
* Excluding short-term investments
Portfolio Composition
Common Stocks	58.1%
U.S. Government & Federal Agencies	16.1%
Corporate Bonds	14.2%
Exchange-Traded Funds	6.5%
Short-Term Investments	2.4%
Asset-Backed Securities	0.9%
Mortgage-Backed Securities	0.5%
Foreign Government Bond	0.1%
Other Assets, Less Liabilities	1.2%
Material Portfolio Changes
The following is a summary of certain changes and planned changes to the Portfolio since January 1, 2024:
In connection with a rebranding of the New York Life Investments products, the Portfolio’s name was changed from “MainStay VP Balanced Portfolio” to “NYLI VP Balanced Portfolio.” The Portfolio’s name change will not impact the management of the Portfolio.
For more complete information, you may review or order printed copies of the Portfolio’s next prospectus, which we expect to be available by May 1, 2025, at dfinview.com/NYLIM?site=VP. You may also call 800-624-6782 to obtain a copy of the Portfolio’s current prospectus.
Availability of Additional Information
At dfinview.com/NYLIM?site=VP, you can find additional information about the Portfolio, when available, including the Portfolio’s:
  Prospectus
  Financial information
  Portfolio holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.
The New York Life Variable Annuities and NYLIAC Variable Universal Life Insurance Products are issued by New York Life Insurance and Annuity Corporation (a Delaware Corporation) and distributed by NYLIFE Distributors LLC (Member FINRA/SIPC).
New York Life Insurance Company
New York Life Insurance and Annuity Corporation (NYLIAC)
51 Madison Avenue, Room 551
New York, NY 10010

New York Life Investment Management LLC is the investment manager to the NYLI VP Funds Trust.

“New York Life Investments” is both a service mark, and the common trade name, of certain investment advisors affiliated with New York Life Insurance Company. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.

NYLI VP Balanced Portfolio
(formerly known as MainStay VP Balanced Portfolio)
Service Class
ANNUAL SHAREHOLDER REPORT | December 31, 2024
This annual shareholder report contains important information about NYLI VP Balanced Portfolio (the "Portfolio") for the period January 1, 2024 to December 31, 2024. You can find additional information about the Portfolio at dfinview.com/NYLIM?site=VP. You can also request this information by contacting us at 800-624-6782.
This report describes changes to the Portfolio that occurred during the reporting period.
What were the Portfolio costs for the last year?1
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[2]
Service Class	$98	0.94%
1.
Does not include any separate account or policy fees or charges imposed under the variable annuity policies and variable universal life insurance policies for which the Portfolio is an investment option. If they were included, your costs would be higher.

2.	Excludes the fees and expenses of the acquired (underlying) funds in which the Portfolio invested.
What factors influenced Portfolio performance during the reporting period?
Relative to the Russell 1000® Value Index and the Bloomberg U.S. Intermediate Government/Credit Bond Index, the Portfolio’s performance during the 12-month period ended December 31, 2024, was affected by security selection and sector allocation on the equity side, and primarily by sector allocation on the fixed income side. Among equities, in addition to the factors detailed in the table below, several individual holdings had a material impact, either positive or negative, on relative returns. In fixed income, in addition to the factors detailed in the table below, the Portfolio benefited from overweight exposure to specific subcomponents of the asset-backed securities and commercial mortgage-backed securities sectors.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Portfolio’s performance during the reporting period.
Key Factor	Summary	Impact
Equities
Information technology	Security selection	Contributed
Materials	Underweight allocation	Contributed
Industrials and consumer staples	Security selection	Detracted
Health care	Overweight allocation	Detracted
Key Factor	Summary	Impact
Fixed Income
Corporate sector	Overweight positions in the financial, industrial and utility subsectors, which particularly benefited from strong results from the banking, communications and electric industries	Contributed
Mortgage-backed securities	Overweight positions in both the agency and non-agency subcomponents	Contributed
U.S. Treasury sector	Underweight allocation to a leading sector	Detracted
Duration and yield curve positioning	In one instance, held a duration that was longer than the Index during the first half of the reporting period as interest rates moved higher	Detracted
Portfolio Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Portfolio (or for the life of the Portfolio, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period. The Portfolio's equity subadvisor changed effective January 1, 2018 due to an organizational restructuring whereby all investment personnel of Cornerstone Capital Management Holdings LLC, the former subadvisor, transitioned to MacKay Shields LLC. Effective May 1, 2021, the Portfolio replaced the subadvisor to the equity portion of the Portfolio and modified the equity portion of the Portfolio's principal investment strategies. The past performance in the graph and table prior to that date reflects the Portfolio's prior subadvisor and principal investment strategies for the equity portion of the Portfolio.
Average Annual Total Returns for the Year-Ended December 31, 2024	Inception Date	One Year	Five Years	Ten Years
Service Class Shares	5/2/2005	7.63%	6.45%	5.61%
Russell 3000® Index[1]		23.81%	13.86%	12.55%
Russell 1000® Value Index[2]		14.37%	8.68%	8.49%
Bloomberg U.S. Intermediate Government/Credit Bond Index[3]		3.00%	0.86%	1.71%
Balanced Composite Index[4]		9.86%	5.88%	6.03%
Morningstar Moderate Allocation Category Average[5]		11.39%	6.75%	6.54%
1.
In accordance with new regulatory requirements, the Portfolio has selected the Russell 3000® Index, which represents a broad measure of market performance, as a replacement for the Russell 1000® Value Index. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.

2.
The Russell 1000® Value Index, which is generally representative of the market sectors or types of investments in which the Portfolio invests, measures the performance of the large-cap value segment of the U.S. equity universe. It includes those Russell 1000® Index companies with lower price-to-book ratios and lower expected growth values.

3.
The Bloomberg U.S. Intermediate Government/Credit Bond Index, which is generally representative of the market sectors or types of investments in which the Portfolio invests, measures the performance of U.S. dollar-denominated U.S. treasuries, government-related and investment grade U.S. corporate securities that have a remaining maturity of greater than one year and less than ten years.

4.
The Balanced Composite Index, which is generally representative of the market sectors or types of investments in which the Portfolio invests, consists of the Russell 1000® Value Index and the Bloomberg U.S. Intermediate Government/Credit Bond Index weighted 60%/40%, respectively.

5.
The Morningstar Moderate Allocation Category Average is representative of funds in allocation categories that seek to provide both income and capital appreciation by primarily investing in multiple asset classes, including stocks, bonds, and cash. These moderate strategies seek to balance preservation of capital with appreciation. They typically expect volatility similar to a strategic equity exposure between 50% and 70%. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares. Separate variable annuity and variable universal life insurance account and policy fees and charges are not reflected in the graph and table. If they were, returns would be less than those shown.
Key Portfolio Statistics
Portfolio's net assets	$350,985,492%
Total number of portfolio holdings	260%
Total advisory fees paid	$2,354,884%
Portfolio turnover rate	252%
Graphical Representation of Holdings
The tables below show the investment makeup of the Portfolio; percentages indicated are based on the Portfolio's net assets.
Top Ten Holdings and/or Issuers*
U.S. Treasury Notes, 2.75%-4.50%, due 6/30/25-11/15/34	16.1%
JPMorgan Chase & Co.	2.8%
iShares Intermediate Government/Credit Bond ETF	2.2%
UnitedHealth Group, Inc.	2.1%
Cisco Systems, Inc.	1.7%
Vanguard Russell 1000 Value	1.7%
iShares Russell 1000 Value ETF	1.6%
Johnson & Johnson	1.6%
Morgan Stanley	1.4%
Pfizer, Inc.	1.2%
* Excluding short-term investments
Portfolio Composition
Common Stocks	58.1%
U.S. Government & Federal Agencies	16.1%
Corporate Bonds	14.2%
Exchange-Traded Funds	6.5%
Short-Term Investments	2.4%
Asset-Backed Securities	0.9%
Mortgage-Backed Securities	0.5%
Foreign Government Bond	0.1%
Other Assets, Less Liabilities	1.2%
Material Portfolio Changes
The following is a summary of certain changes and planned changes to the Portfolio since January 1, 2024:
In connection with a rebranding of the New York Life Investments products, the Portfolio’s name was changed from “MainStay VP Balanced Portfolio” to “NYLI VP Balanced Portfolio.” The Portfolio’s name change will not impact the management of the Portfolio.
For more complete information, you may review or order printed copies of the Portfolio’s next prospectus, which we expect to be available by May 1, 2025, at dfinview.com/NYLIM?site=VP. You may also call 800-624-6782 to obtain a copy of the Portfolio’s current prospectus.
Availability of Additional Information
At dfinview.com/NYLIM?site=VP, you can find additional information about the Portfolio, when available, including the Portfolio’s:
  Prospectus
  Financial information
  Portfolio holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.
The New York Life Variable Annuities and NYLIAC Variable Universal Life Insurance Products are issued by New York Life Insurance and Annuity Corporation (a Delaware Corporation) and distributed by NYLIFE Distributors LLC (Member FINRA/SIPC).
New York Life Insurance Company
New York Life Insurance and Annuity Corporation (NYLIAC)
51 Madison Avenue, Room 551
New York, NY 10010

New York Life Investment Management LLC is the investment manager to the NYLI VP Funds Trust.

“New York Life Investments” is both a service mark, and the common trade name, of certain investment advisors affiliated with New York Life Insurance Company. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.

NYLI VP CBRE Global Infrastructure Portfolio
(formerly known as MainStay VP CBRE Global Infrastructure Portfolio)
Initial Class
ANNUAL SHAREHOLDER REPORT | December 31, 2024
This annual shareholder report contains important information about NYLI VP CBRE Global Infrastructure Portfolio (the "Portfolio") for the period January 1, 2024 to December 31, 2024. You can find additional information about the Portfolio at dfinview.com/NYLIM?site=VP. You can also request this information by contacting us at 800-624-6782.
This report describes changes to the Portfolio that occurred during the reporting period.
What were the Portfolio costs for the last year?1
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[2]
Initial Class	$99	0.95%
1.
Does not include any separate account or policy fees or charges imposed under the variable annuity policies and variable universal life insurance policies for which the Portfolio is an investment option. If they were included, your costs would be higher.

2.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
What factors influenced Portfolio performance during the reporting period?
The Portfolio’s performance relative to the FTSE Global Core Infrastructure 50/50 Index (Net) during the 12-month reporting period ended December 31, 2024, was determined primarily by sector allocation. Security selection also affected relative returns, albeit to a lesser extent.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Portfolio’s performance during the reporting period.
Key Factor	Summary	Impact
U.S. utilities	Strong absolute performance driven by power generation-exposed utilities	Contributed
Emerging markets	Secular underweight to markets exposed to less transparent regulation and policy, as well as weaker corporate governance	Contributed
U.S. communications	Positive earnings revision and strong growth for data centers, which represented an out-of-Index position	Contributed
North American railroads	Disappointing volume recovery and higher labor costs leading to weak EPS revisions	Detracted
Global communications	Overweight exposure to an area that was sensitive to rising interest rates (particularly towers)	Detracted
European transportation	Undermined by French political risk and higher taxes targeting toll roads	Detracted
Portfolio Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Portfolio (or for the life of the Portfolio, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period. Effective February 28, 2020, the Portfolio replaced its subadvisor and modified its principal investment strategies. The past performance in the graph and table prior to that date reflects the Portfolio’s prior subadvisor and principal investment strategies.
Average Annual Total Returns for the Year-Ended December 31, 2024	Inception Date	One Year	Five Years	Since Inception
Initial Class Shares	5/1/2015	7.86%	1.18%	(1.57)%
MSCI World Index (Net)[1]		18.67%	11.17%	9.78%
FTSE Global Core Infrastructure 50/50 Index (Net)[2]		9.53%	3.26%	5.47%
Morningstar Infrastructure Category Average[3]		6.73%	4.94%	4.36%
1.
In accordance with new regulatory requirements, the Portfolio has selected the MSCI World Index (Net), which represents a broad measure of market performance, as a replacement for the FTSE Global Core Infrastructure 50/50 Index (Net). The MSCI World Index (Net) is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets.

2.
The FTSE Global Core Infrastructure 50/50 Index (Net), which is generally representative of the market sectors or types of investments in which the Portfolio invests, is a market-capitalization-weighted index of worldwide infrastructure and infrastructure-related securities. Constituent weights are adjusted semi-annually according to three broad industry sectors: 50% utilities, 30% transportation, and a 20% mix of other sectors.

3.
The Morningstar Infrastructure Category Average is representative of funds that invest more than 60% of their assets in stocks of companies engaged in infrastructure activities. Industries considered to be part of the infrastructure sector include: oil & gas midstream; waste management; airports; integrated shipping; railroads; shipping & ports; trucking; engineering & construction; infrastructure operations; and the utilities sector. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares. Separate variable annuity and variable universal life insurance account and policy fees and charges are not reflected in the graph and table. If they were, returns would be less than those shown.
Key Portfolio Statistics
Portfolio's net assets	$33,017,815%
Total number of portfolio holdings	50%
Total advisory fees paid	$215,656%
Portfolio turnover rate	83%
Graphical Representation of Holdings
The tables below show the investment makeup of the Portfolio; percentages indicated are based on the Portfolio's net assets.
Top Ten Holdings and/or Issuers*
CSX Corp.	4.5%
WEC Energy Group, Inc.	4.5%
Targa Resources Corp.	4.2%
PG&E Corp.	4.2%
PPL Corp.	3.5%
Atmos Energy Corp.	3.4%
Xcel Energy, Inc.	3.1%
Equinix, Inc.	3.1%
CMS Energy Corp.	3.0%
Pembina Pipeline Corp.	3.0%
* Excluding short-term investments
Top Countries
United States	62.7%
Spain	7.9%
Canada	6.1%
United Kingdom	4.1%
Italy	3.6%
France	2.8%
Japan	2.8%
China	2.4%
Mexico	1.6%
Hong Kong	1.6%
Material Portfolio Changes
The following is a summary of certain changes and planned changes to the Portfolio since January 1, 2024:
In connection with a rebranding of the New York Life Investments products, the Portfolio’s name was changed from “MainStay VP CBRE Global Infrastructure Portfolio” to “NYLI VP CBRE Global Infrastructure Portfolio.” The Portfolio’s name change will not impact the management of the Portfolio.
For more complete information, you may review or order printed copies of the Portfolio’s next prospectus, which we expect to be available by May 1, 2025, at dfinview.com/NYLIM?site=VP. You may also call 800-624-6782 to obtain a copy of the Portfolio’s current prospectus.
Availability of Additional Information
At dfinview.com/NYLIM?site=VP, you can find additional information about the Portfolio, when available, including the Portfolio’s:
  Prospectus
  Financial information
  Portfolio holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.
The New York Life Variable Annuities and NYLIAC Variable Universal Life Insurance Products are issued by New York Life Insurance and Annuity Corporation (a Delaware Corporation) and distributed by NYLIFE Distributors LLC (Member FINRA/SIPC).
New York Life Insurance Company
New York Life Insurance and Annuity Corporation (NYLIAC)
51 Madison Avenue, Room 551
New York, NY 10010

New York Life Investment Management LLC is the investment manager to the NYLI VP Funds Trust.

“New York Life Investments” is both a service mark, and the common trade name, of certain investment advisors affiliated with New York Life Insurance Company. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.

NYLI VP CBRE Global Infrastructure Portfolio
(formerly known as MainStay VP CBRE Global Infrastructure Portfolio)
Service Class
ANNUAL SHAREHOLDER REPORT | December 31, 2024
This annual shareholder report contains important information about NYLI VP CBRE Global Infrastructure Portfolio (the "Portfolio") for the period January 1, 2024 to December 31, 2024. You can find additional information about the Portfolio at dfinview.com/NYLIM?site=VP. You can also request this information by contacting us at 800-624-6782.
This report describes changes to the Portfolio that occurred during the reporting period.
What were the Portfolio costs for the last year?1
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[2]
Service Class	$125	1.20%
1.
Does not include any separate account or policy fees or charges imposed under the variable annuity policies and variable universal life insurance policies for which the Portfolio is an investment option. If they were included, your costs would be higher.

2.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
What factors influenced Portfolio performance during the reporting period?
The Portfolio’s performance relative to the FTSE Global Core Infrastructure 50/50 Index (Net) during the 12-month reporting period ended December 31, 2024, was determined primarily by sector allocation. Security selection also affected relative returns, albeit to a lesser extent.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Portfolio’s performance during the reporting period.
Key Factor	Summary	Impact
U.S. utilities	Strong absolute performance driven by power generation-exposed utilities	Contributed
Emerging markets	Secular underweight to markets exposed to less transparent regulation and policy, as well as weaker corporate governance	Contributed
U.S. communications	Positive earnings revision and strong growth for data centers, which represented an out-of-Index position	Contributed
North American railroads	Disappointing volume recovery and higher labor costs leading to weak EPS revisions	Detracted
Global communications	Overweight exposure to an area that was sensitive to rising interest rates (particularly towers)	Detracted
European transportation	Undermined by French political risk and higher taxes targeting toll roads	Detracted
Portfolio Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Portfolio (or for the life of the Portfolio, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period. Effective February 28, 2020, the Portfolio replaced its subadvisor and modified its principal investment strategies. The past performance in the graph and table prior to that date reflects the Portfolio’s prior subadvisor and principal investment strategies.
Average Annual Total Returns for the Year-Ended December 31, 2024	Inception Date	One Year	Five Years	Since Inception
Service Class Shares	5/1/2015	7.59%	0.93%	(1.82)%
MSCI World Index (Net)[1]		18.67%	11.17%	9.78%
FTSE Global Core Infrastructure 50/50 Index (Net)[2]		9.53%	3.26%	5.47%
Morningstar Infrastructure Category Average[3]		6.73%	4.94%	4.36%
1.
In accordance with new regulatory requirements, the Portfolio has selected the MSCI World Index (Net), which represents a broad measure of market performance, as a replacement for the FTSE Global Core Infrastructure 50/50 Index (Net). The MSCI World Index (Net) is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets.

2.
The FTSE Global Core Infrastructure 50/50 Index (Net), which is generally representative of the market sectors or types of investments in which the Portfolio invests, is a market-capitalization-weighted index of worldwide infrastructure and infrastructure-related securities. Constituent weights are adjusted semi-annually according to three broad industry sectors: 50% utilities, 30% transportation, and a 20% mix of other sectors.

3.
The Morningstar Infrastructure Category Average is representative of funds that invest more than 60% of their assets in stocks of companies engaged in infrastructure activities. Industries considered to be part of the infrastructure sector include: oil & gas midstream; waste management; airports; integrated shipping; railroads; shipping & ports; trucking; engineering & construction; infrastructure operations; and the utilities sector. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares. Separate variable annuity and variable universal life insurance account and policy fees and charges are not reflected in the graph and table. If they were, returns would be less than those shown.
Key Portfolio Statistics
Portfolio's net assets	$33,017,815%
Total number of portfolio holdings	50%
Total advisory fees paid	$215,656%
Portfolio turnover rate	83%
Graphical Representation of Holdings
The tables below show the investment makeup of the Portfolio; percentages indicated are based on the Portfolio's net assets.
Top Ten Holdings and/or Issuers*
CSX Corp.	4.5%
WEC Energy Group, Inc.	4.5%
Targa Resources Corp.	4.2%
PG&E Corp.	4.2%
PPL Corp.	3.5%
Atmos Energy Corp.	3.4%
Xcel Energy, Inc.	3.1%
Equinix, Inc.	3.1%
CMS Energy Corp.	3.0%
Pembina Pipeline Corp.	3.0%
* Excluding short-term investments
Top Countries
United States	62.7%
Spain	7.9%
Canada	6.1%
United Kingdom	4.1%
Italy	3.6%
France	2.8%
Japan	2.8%
China	2.4%
Mexico	1.6%
Hong Kong	1.6%
Material Portfolio Changes
The following is a summary of certain changes and planned changes to the Portfolio since January 1, 2024:
In connection with a rebranding of the New York Life Investments products, the Portfolio’s name was changed from “MainStay VP CBRE Global Infrastructure Portfolio” to “NYLI VP CBRE Global Infrastructure Portfolio.” The Portfolio’s name change will not impact the management of the Portfolio.
For more complete information, you may review or order printed copies of the Portfolio’s next prospectus, which we expect to be available by May 1, 2025, at dfinview.com/NYLIM?site=VP. You may also call 800-624-6782 to obtain a copy of the Portfolio’s current prospectus.
Availability of Additional Information
At dfinview.com/NYLIM?site=VP, you can find additional information about the Portfolio, when available, including the Portfolio’s:
  Prospectus
  Financial information
  Portfolio holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.
The New York Life Variable Annuities and NYLIAC Variable Universal Life Insurance Products are issued by New York Life Insurance and Annuity Corporation (a Delaware Corporation) and distributed by NYLIFE Distributors LLC (Member FINRA/SIPC).
New York Life Insurance Company
New York Life Insurance and Annuity Corporation (NYLIAC)
51 Madison Avenue, Room 551
New York, NY 10010

New York Life Investment Management LLC is the investment manager to the NYLI VP Funds Trust.

“New York Life Investments” is both a service mark, and the common trade name, of certain investment advisors affiliated with New York Life Insurance Company. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.

NYLI VP Candriam Emerging Markets Equity Portfolio
(formerly known as MainStay VP Candriam Emerging Markets Equity Portfolio)
Initial Class
ANNUAL SHAREHOLDER REPORT | December 31, 2024
This annual shareholder report contains important information about NYLI VP Candriam Emerging Markets Equity Portfolio (the "Portfolio") for the period January 1, 2024 to December 31, 2024. You can find additional information about the Portfolio at dfinview.com/NYLIM?site=VP. You can also request this information by contacting us at 800-624-6782.
This report describes changes to the Portfolio that occurred during the reporting period.
What were the Portfolio costs for the last year?1
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$123	1.16%
1.
Does not include any separate account or policy fees or charges imposed under the variable annuity policies and variable universal life insurance policies for which the Portfolio is an investment option. If they were included, your costs would be higher.

What factors influenced Portfolio performance during the reporting period?
During the 12-month reporting period ended December 31, 2024, the Portfolio’s performance relative to the MSCI Emerging Markets Index (Net) was primarily affected by security selection. The Portfolio’s outperformance also benefited from the investment team’s thematic approach, picking related companies with promising long-term potential.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Portfolio’s performance during the reporting period.
Key Factor	Summary	Impact
India	Benefited from growing consumption, upgrading infrastructure and a more important presence in global supply chain	Contributed
Argentina energy	Benefited from the country's improving macro environment, with top holdings including YPF SA (energy), which enjoyed restructuring success, and Banco Macro SA (financial), which rose on positive fiscal policies	Contributed
Korea	Benefited from several investment themes, including artificial intelligence and Korea's Value-Up program (the government's initiative to improve corporate governance)	Contributed
China consumer	Supported by the government's stimulus and companies' efforts to expand globally	Contributed
Mexico	Impacted by concerns over the newly elected leftist government	Detracted
China health care	Underperformed on lower-than-expected earnings, prompting the sale of related positions	Detracted
Portfolio Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Portfolio (or for the life of the Portfolio, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period. Effective January 13, 2015, the Portfolio changed its subadvisors and revised its principal investment strategies. The performance in the graph and table prior to that date reflects the Portfolio’s prior subadvisors and principal investment strategies. In addition, one of the Portfolio's subadvisors changed effective January 1, 2018 due to an organizational restructuring whereby all investment personnel of Cornerstone Capital Management Holdings LLC, the former subadvisor, transitioned to MacKay Shields LLC. Effective May 1, 2021, the Portfolio replaced one of its subadvisors and modified its principal investment strategies. The past performance in the graph and table prior to that date reflects the Portfolio's prior subadvisor and principal investment strategies.
Average Annual Total Returns for the Year-Ended December 31, 2024	Inception Date	One Year	Five Years	Ten Years
Initial Class Shares	2/17/2012	12.64%	1.19%	2.58%
MSCI Emerging Markets Index (Net)[1]		7.50%	1.70%	3.64%
Morningstar Diversified Emerging Markets Category Average[2]		6.04%	2.26%	3.55%
1.
The Portfolio has selected MSCI Emerging Markets Index (Net), which represents a broad measure of market performance, and is generally representative of the market sectors or types of investments in which the Portfolio invests. The MSCI Emerging Markets Index (Net) is a free float-adjusted market capitalization index that is designed to measure equity market performance in the global emerging markets.

2.
The Morningstar Diversified Emerging Markets Category Average is representative of funds that tend to divide their assets among 20 or more nations, although they tend to focus on the emerging markets of Asia and Latin America rather than on those of the Middle East, Africa, or Europe. These funds invest predominantly in emerging market equities, but some funds also invest in both equities and fixed income investments from emerging markets. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares. Separate variable annuity and variable universal life insurance account and policy fees and charges are not reflected in the graph and table. If they were, returns would be less than those shown.
Key Portfolio Statistics
Portfolio's net assets	$205,985,734%
Total number of portfolio holdings	112%
Total advisory fees paid	$2,160,115%
Portfolio turnover rate	115%
Graphical Representation of Holdings
The tables below show the investment makeup of the Portfolio; percentages indicated are based on the Portfolio's net assets.
Top Ten Holdings and/or Issuers*
Taiwan Semiconductor Manufacturing Co. Ltd.	9.9%
Tencent Holdings Ltd.	5.5%
Alibaba Group Holding Ltd.	2.4%
Samsung Electronics Co. Ltd., 0.00-1.88%	2.2%
ICICI Bank Ltd.	2.0%
Xiaomi Corp., Class B	1.9%
HDFC Bank Ltd.	1.8%
Al Rajhi Bank	1.7%
Meituan	1.5%
Ping An Insurance Group Co. of China Ltd., Class H	1.4%
* Excluding short-term investments
Top Countries
China	29.6%
India	20.1%
Taiwan	19.2%
Republic of Korea	8.1%
South Africa	4.9%
Saudi Arabia	3.2%
Brazil	3.0%
Argentina	2.3%
Mexico	1.1%
Thailand	1.0%
Material Portfolio Changes
The following is a summary of certain changes and planned changes to the Portfolio since January 1, 2024:
In connection with a rebranding of the New York Life Investments products, the Portfolio’s name was changed from “MainStay VP Candriam Emerging Markets Equity Portfolio” to “NYLI VP Candriam Emerging Markets Equity Portfolio.” The Portfolio’s name change will not impact the management of the Portfolio.
For more complete information, you may review or order printed copies of the Portfolio’s next prospectus, which we expect to be available by May 1, 2025, at dfinview.com/NYLIM?site=VP. You may also call 800-624-6782 to obtain a copy of the Portfolio’s current prospectus.
Availability of Additional Information
At dfinview.com/NYLIM?site=VP, you can find additional information about the Portfolio, when available, including the Portfolio’s:
  Prospectus
  Financial information
  Portfolio holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.
The New York Life Variable Annuities and NYLIAC Variable Universal Life Insurance Products are issued by New York Life Insurance and Annuity Corporation (a Delaware Corporation) and distributed by NYLIFE Distributors LLC (Member FINRA/SIPC).
New York Life Insurance Company
New York Life Insurance and Annuity Corporation (NYLIAC)
51 Madison Avenue, Room 551
New York, NY 10010

New York Life Investment Management LLC is the investment manager to the NYLI VP Funds Trust.

“New York Life Investments” is both a service mark, and the common trade name, of certain investment advisors affiliated with New York Life Insurance Company. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.

NYLI VP Candriam Emerging Markets Equity Portfolio
(formerly known as MainStay VP Candriam Emerging Markets Equity Portfolio)
Service Class
ANNUAL SHAREHOLDER REPORT | December 31, 2024
This annual shareholder report contains important information about NYLI VP Candriam Emerging Markets Equity Portfolio (the "Portfolio") for the period January 1, 2024 to December 31, 2024. You can find additional information about the Portfolio at dfinview.com/NYLIM?site=VP. You can also request this information by contacting us at 800-624-6782.
This report describes changes to the Portfolio that occurred during the reporting period.
What were the Portfolio costs for the last year?1
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$150	1.41%
1.
Does not include any separate account or policy fees or charges imposed under the variable annuity policies and variable universal life insurance policies for which the Portfolio is an investment option. If they were included, your costs would be higher.

What factors influenced Portfolio performance during the reporting period?
During the 12-month reporting period ended December 31, 2024, the Portfolio’s performance relative to the MSCI Emerging Markets Index (Net) was primarily affected by security selection. The Portfolio’s outperformance also benefited from the investment team’s thematic approach, picking related companies with promising long-term potential.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Portfolio’s performance during the reporting period.
Key Factor	Summary	Impact
India	Benefited from growing consumption, upgrading infrastructure and a more important presence in global supply chain	Contributed
Argentina energy	Benefited from the country's improving macro environment, with top holdings including YPF SA (energy), which enjoyed restructuring success, and Banco Macro SA (financial), which rose on positive fiscal policies	Contributed
Korea	Benefited from several investment themes, including artificial intelligence and Korea's Value-Up program (the government's initiative to improve corporate governance)	Contributed
China consumer	Supported by the government's stimulus and companies' efforts to expand globally	Contributed
Mexico	Impacted by concerns over the newly elected leftist government	Detracted
China health care	Underperformed on lower-than-expected earnings, prompting the sale of related positions	Detracted
Portfolio Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Portfolio (or for the life of the Portfolio, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period. Effective January 13, 2015, the Portfolio changed its subadvisors and revised its principal investment strategies. The performance in the graph and table prior to that date reflects the Portfolio’s prior subadvisors and principal investment strategies. In addition, one of the Portfolio's subadvisors changed effective January 1, 2018 due to an organizational restructuring whereby all investment personnel of Cornerstone Capital Management Holdings LLC, the former subadvisor, transitioned to MacKay Shields LLC. Effective May 1, 2021, the Portfolio replaced one of its subadvisors and modified its principal investment strategies. The past performance in the graph and table prior to that date reflects the Portfolio's prior subadvisor and principal investment strategies.
Average Annual Total Returns for the Year-Ended December 31, 2024	Inception Date	One Year	Five Years	Ten Years
Service Class Shares	2/17/2012	12.35%	0.93%	2.32%
MSCI Emerging Markets Index (Net)[1]		7.50%	1.70%	3.64%
Morningstar Diversified Emerging Markets Category Average[2]		6.04%	2.26%	3.55%
1.
The Portfolio has selected MSCI Emerging Markets Index (Net), which represents a broad measure of market performance, and is generally representative of the market sectors or types of investments in which the Portfolio invests. The MSCI Emerging Markets Index (Net) is a free float-adjusted market capitalization index that is designed to measure equity market performance in the global emerging markets.

2.
The Morningstar Diversified Emerging Markets Category Average is representative of funds that tend to divide their assets among 20 or more nations, although they tend to focus on the emerging markets of Asia and Latin America rather than on those of the Middle East, Africa, or Europe. These funds invest predominantly in emerging market equities, but some funds also invest in both equities and fixed income investments from emerging markets. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares. Separate variable annuity and variable universal life insurance account and policy fees and charges are not reflected in the graph and table. If they were, returns would be less than those shown.
Key Portfolio Statistics
Portfolio's net assets	$205,985,734%
Total number of portfolio holdings	112%
Total advisory fees paid	$2,160,115%
Portfolio turnover rate	115%
Graphical Representation of Holdings
The tables below show the investment makeup of the Portfolio; percentages indicated are based on the Portfolio's net assets.
Top Ten Holdings and/or Issuers*
Taiwan Semiconductor Manufacturing Co. Ltd.	9.9%
Tencent Holdings Ltd.	5.5%
Alibaba Group Holding Ltd.	2.4%
Samsung Electronics Co. Ltd., 0.00-1.88%	2.2%
ICICI Bank Ltd.	2.0%
Xiaomi Corp., Class B	1.9%
HDFC Bank Ltd.	1.8%
Al Rajhi Bank	1.7%
Meituan	1.5%
Ping An Insurance Group Co. of China Ltd., Class H	1.4%
* Excluding short-term investments
Top Countries
China	29.6%
India	20.1%
Taiwan	19.2%
Republic of Korea	8.1%
South Africa	4.9%
Saudi Arabia	3.2%
Brazil	3.0%
Argentina	2.3%
Mexico	1.1%
Thailand	1.0%
Material Portfolio Changes
The following is a summary of certain changes and planned changes to the Portfolio since January 1, 2024:
In connection with a rebranding of the New York Life Investments products, the Portfolio’s name was changed from “MainStay VP Candriam Emerging Markets Equity Portfolio” to “NYLI VP Candriam Emerging Markets Equity Portfolio.” The Portfolio’s name change will not impact the management of the Portfolio.
For more complete information, you may review or order printed copies of the Portfolio’s next prospectus, which we expect to be available by May 1, 2025, at dfinview.com/NYLIM?site=VP. You may also call 800-624-6782 to obtain a copy of the Portfolio’s current prospectus.
Availability of Additional Information
At dfinview.com/NYLIM?site=VP, you can find additional information about the Portfolio, when available, including the Portfolio’s:
  Prospectus
  Financial information
  Portfolio holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.
The New York Life Variable Annuities and NYLIAC Variable Universal Life Insurance Products are issued by New York Life Insurance and Annuity Corporation (a Delaware Corporation) and distributed by NYLIFE Distributors LLC (Member FINRA/SIPC).
New York Life Insurance Company
New York Life Insurance and Annuity Corporation (NYLIAC)
51 Madison Avenue, Room 551
New York, NY 10010

New York Life Investment Management LLC is the investment manager to the NYLI VP Funds Trust.

“New York Life Investments” is both a service mark, and the common trade name, of certain investment advisors affiliated with New York Life Insurance Company. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.

NYLI VP Epoch U.S. Equity Yield Portfolio
(formerly known as MainStay VP Epoch U.S. Equity Yield Portfolio)
Initial Class
ANNUAL SHAREHOLDER REPORT | December 31, 2024
This annual shareholder report contains important information about NYLI VP Epoch U.S. Equity Yield Portfolio (the "Portfolio") for the period January 1, 2024 to December 31, 2024. You can find additional information about the Portfolio at dfinview.com/NYLIM?site=VP. You can also request this information by contacting us at 800-624-6782.
This report describes changes to the Portfolio that occurred during the reporting period.
What were the Portfolio costs for the last year?1
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[2]
Initial Class	$74	0.68%
1.
Does not include any separate account or policy fees or charges imposed under the variable annuity policies and variable universal life insurance policies for which the Portfolio is an investment option. If they were included, your costs would be higher.

2.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
What factors influenced Portfolio performance during the reporting period?
The Portfolio’s performance relative to the Russell 1000® Value Index during the 12-month reporting period ended December 31, 2024, was determined primarily by security selection and, to a lesser degree, sector allocation. Stock performance was largely driven by advances in artificial intelligence-related names in the information technology sector, especially select semiconductor stocks. The Portfolio’s exposure to medium-term momentum and profitability also helped drive returns.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Portfolio’s performance during the reporting period.
Key Factor	Summary	Impact
Information technology	Strong security selection in semiconductors and technology hardware	Contributed
Energy	Strong security selection in midstream energy	Contributed
Financials	Underweight allocation to one of the best performing sectors in the benchmark, plus negative stock selection	Detracted
Materials	Challenging security selection among chemicals stocks	Detracted
Portfolio Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Portfolio (or for the life of the Portfolio, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period. The Portfolio's subadvisor changed effective January 9, 2017, and its principal investment strategies changed effective March 13, 2017. The past performance in the graph and table prior to those dates reflects the Portfolio’s prior subadvisor and principal investment strategies.
Average Annual Total Returns for the Year-Ended December 31, 2024	Inception Date	One Year	Five Years	Ten Years
Initial Class Shares	5/1/1998	18.54%	9.08%	8.09%
Russell 3000® Index[1]		23.81%	13.86%	12.55%
Russell 1000® Value Index[2]		14.37%	8.68%	8.49%
U.S. Equity Yield Composite Index[3]		12.56%	6.86%	8.72%
Morningstar Large Value Category Average[4]		14.28%	9.31%	8.72%
1.
In accordance with new regulatory requirements, the Portfolio has selected the Russell 3000® Index, which represents a broad measure of market performance, as a replacement for the Russell 1000® Value Index. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.

2.
The Russell 1000® Value Index, which is generally representative of the market sectors or types of investments in which the Portfolio invests, measures the performance of the large-cap value segment of the U.S. equity universe. It includes those Russell 1000® Index companies with lower price-to-book ratios and lower expected growth values.

3.
The U.S. Equity Yield Composite Index, which is generally representative of the market sectors or types of investments in which the Portfolio invests, consists of the MSCI USA High Dividend Yield Index and the MSCI USA Minimum Volatility (USD) Index weighted at 60% and 40%, respectively. The MSCI USA High Dividend Yield Index is based on the MSCI USA Index and includes large- and mid-cap stocks. It is designed to reflect the performance of equities in the MSCI USA Index (excluding real estate investment trusts) with higher dividend income and quality characteristics than average dividend yields that are both sustainable and persistent. The MSCI USA Minimum Volatility (USD) Index aims to reflect the performance characteristics of a minimum variance strategy applied to the large- and mid-cap U.S. equity universe. The MSCI USA Minimum Volatility (USD) Index is calculated by optimizing the MSCI USA Index in U.S. dollars for the lowest absolute risk (within a given set of constraints).

4.
The Morningstar Large Value Category Average is representative of funds that invest primarily in big U.S. companies that are less expensive or growing more slowly than other large-cap stocks. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares. Separate variable annuity and variable universal life insurance account and policy fees and charges are not reflected in the graph and table. If they were, returns would be less than those shown.
Key Portfolio Statistics
Portfolio's net assets	$913,335,362%
Total number of portfolio holdings	96%
Total advisory fees paid	$6,009,458%
Portfolio turnover rate	15%
Graphical Representation of Holdings
The tables below show the investment makeup of the Portfolio; percentages indicated are based on the Portfolio's net assets.
Top Ten Holdings and/or Issuers*
JPMorgan Chase & Co.	2.4%
Broadcom, Inc.	2.3%
MetLife, Inc.	2.3%
Cummins, Inc.	2.3%
Bank of America Corp.	2.0%
AbbVie, Inc.	2.0%
Walmart, Inc.	1.9%
Johnson & Johnson	1.7%
Microsoft Corp.	1.6%
Chevron Corp.	1.6%
* Excluding short-term investments
Top Industries
Banks	10.6%
Oil, Gas & Consumable Fuels	6.2%
Electric Utilities	6.0%
Pharmaceuticals	5.5%
Semiconductors & Semiconductor Equipment	5.2%
Insurance	4.6%
Chemicals	3.6%
Technology Hardware, Storage & Peripherals	3.5%
Electrical Equipment	3.3%
Capital Markets	3.2%
Material Portfolio Changes
The following is a summary of certain changes and planned changes to the Portfolio since January 1, 2024:
In connection with a rebranding of the New York Life Investments products, the Portfolio’s name was changed from “MainStay VP Epoch U.S. Equity Yield Portfolio” to “NYLI VP Epoch U.S. Equity Yield Portfolio.” The Portfolio’s name change will not impact the management of the Portfolio.
The Portfolio modified its Prospectus’ Principal Investment Strategies with respect to the process Epoch Investment Partners, Inc. (the "Subadvisor") uses to identify and evaluate investment risks and opportunities associated with environmental, social and governance (ESG) factors.
As of July 1, 2024, Michael A. Welhoelter, Lin Lin, Michael Jin, John Tobin and Kera Van Valen are portfolio managers for the Portfolio. Effective on or about December 31, 2024, Mr. Welhoelter and Mr. Tobin retired from the Subadvisor, and no longer serve as a portfolio manager of the Portfolio.
For more complete information, you may review or order printed copies of the Portfolio’s next prospectus, which we expect to be available by May 1, 2025, at dfinview.com/NYLIM?site=VP. You may also call 800-624-6782 to obtain a copy of the Portfolio’s current prospectus.
Availability of Additional Information
At dfinview.com/NYLIM?site=VP, you can find additional information about the Portfolio, when available, including the Portfolio’s:
  Prospectus
  Financial information
  Portfolio holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.
The New York Life Variable Annuities and NYLIAC Variable Universal Life Insurance Products are issued by New York Life Insurance and Annuity Corporation (a Delaware Corporation) and distributed by NYLIFE Distributors LLC (Member FINRA/SIPC).
New York Life Insurance Company
New York Life Insurance and Annuity Corporation (NYLIAC)
51 Madison Avenue, Room 551
New York, NY 10010

New York Life Investment Management LLC is the investment manager to the NYLI VP Funds Trust.

“New York Life Investments” is both a service mark, and the common trade name, of certain investment advisors affiliated with New York Life Insurance Company. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.

NYLI VP Epoch U.S. Equity Yield Portfolio
(formerly known as MainStay VP Epoch U.S. Equity Yield Portfolio)
Service Class
ANNUAL SHAREHOLDER REPORT | December 31, 2024
This annual shareholder report contains important information about NYLI VP Epoch U.S. Equity Yield Portfolio (the "Portfolio") for the period January 1, 2024 to December 31, 2024. You can find additional information about the Portfolio at dfinview.com/NYLIM?site=VP. You can also request this information by contacting us at 800-624-6782.
This report describes changes to the Portfolio that occurred during the reporting period.
What were the Portfolio costs for the last year?1
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[2]
Service Class	$101	0.93%
1.
Does not include any separate account or policy fees or charges imposed under the variable annuity policies and variable universal life insurance policies for which the Portfolio is an investment option. If they were included, your costs would be higher.

2.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
What factors influenced Portfolio performance during the reporting period?
The Portfolio’s performance relative to the Russell 1000® Value Index during the 12-month reporting period ended December 31, 2024, was determined primarily by security selection and, to a lesser degree, sector allocation. Stock performance was largely driven by advances in artificial intelligence-related names in the information technology sector, especially select semiconductor stocks. The Portfolio’s exposure to medium-term momentum and profitability also helped drive returns.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Portfolio’s performance during the reporting period.
Key Factor	Summary	Impact
Information technology	Strong security selection in semiconductors and technology hardware	Contributed
Energy	Strong security selection in midstream energy	Contributed
Financials	Underweight allocation to one of the best performing sectors in the benchmark, plus negative stock selection	Detracted
Materials	Challenging security selection among chemicals stocks	Detracted
Portfolio Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Portfolio (or for the life of the Portfolio, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period. The Portfolio's subadvisor changed effective January 9, 2017, and its principal investment strategies changed effective March 13, 2017. The past performance in the graph and table prior to those dates reflects the Portfolio’s prior subadvisor and principal investment strategies.
Average Annual Total Returns for the Year-Ended December 31, 2024	Inception Date	One Year	Five Years	Ten Years
Service Class Shares	6/5/2003	18.24%	8.81%	7.82%
Russell 3000® Index[1]		23.81%	13.86%	12.55%
Russell 1000® Value Index[2]		14.37%	8.68%	8.49%
U.S. Equity Yield Composite Index[3]		12.56%	6.86%	8.72%
Morningstar Large Value Category Average[4]		14.28%	9.31%	8.72%
1.
In accordance with new regulatory requirements, the Portfolio has selected the Russell 3000® Index, which represents a broad measure of market performance, as a replacement for the Russell 1000® Value Index. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.

2.
The Russell 1000® Value Index, which is generally representative of the market sectors or types of investments in which the Portfolio invests, measures the performance of the large-cap value segment of the U.S. equity universe. It includes those Russell 1000® Index companies with lower price-to-book ratios and lower expected growth values.

3.
The U.S. Equity Yield Composite Index, which is generally representative of the market sectors or types of investments in which the Portfolio invests, consists of the MSCI USA High Dividend Yield Index and the MSCI USA Minimum Volatility (USD) Index weighted at 60% and 40%, respectively. The MSCI USA High Dividend Yield Index is based on the MSCI USA Index and includes large- and mid-cap stocks. It is designed to reflect the performance of equities in the MSCI USA Index (excluding real estate investment trusts) with higher dividend income and quality characteristics than average dividend yields that are both sustainable and persistent. The MSCI USA Minimum Volatility (USD) Index aims to reflect the performance characteristics of a minimum variance strategy applied to the large- and mid-cap U.S. equity universe. The MSCI USA Minimum Volatility (USD) Index is calculated by optimizing the MSCI USA Index in U.S. dollars for the lowest absolute risk (within a given set of constraints).

4.
The Morningstar Large Value Category Average is representative of funds that invest primarily in big U.S. companies that are less expensive or growing more slowly than other large-cap stocks. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares. Separate variable annuity and variable universal life insurance account and policy fees and charges are not reflected in the graph and table. If they were, returns would be less than those shown.
Key Portfolio Statistics
Portfolio's net assets	$913,335,362%
Total number of portfolio holdings	96%
Total advisory fees paid	$6,009,458%
Portfolio turnover rate	15%
Graphical Representation of Holdings
The tables below show the investment makeup of the Portfolio; percentages indicated are based on the Portfolio's net assets.
Top Ten Holdings and/or Issuers*
JPMorgan Chase & Co.	2.4%
Broadcom, Inc.	2.3%
MetLife, Inc.	2.3%
Cummins, Inc.	2.3%
Bank of America Corp.	2.0%
AbbVie, Inc.	2.0%
Walmart, Inc.	1.9%
Johnson & Johnson	1.7%
Microsoft Corp.	1.6%
Chevron Corp.	1.6%
* Excluding short-term investments
Top Industries
Banks	10.6%
Oil, Gas & Consumable Fuels	6.2%
Electric Utilities	6.0%
Pharmaceuticals	5.5%
Semiconductors & Semiconductor Equipment	5.2%
Insurance	4.6%
Chemicals	3.6%
Technology Hardware, Storage & Peripherals	3.5%
Electrical Equipment	3.3%
Capital Markets	3.2%
Material Portfolio Changes
The following is a summary of certain changes and planned changes to the Portfolio since January 1, 2024:
In connection with a rebranding of the New York Life Investments products, the Portfolio’s name was changed from “MainStay VP Epoch U.S. Equity Yield Portfolio” to “NYLI VP Epoch U.S. Equity Yield Portfolio.” The Portfolio’s name change will not impact the management of the Portfolio.
The Portfolio modified its Prospectus’ Principal Investment Strategies with respect to the process Epoch Investment Partners, Inc. (the "Subadvisor") uses to identify and evaluate investment risks and opportunities associated with environmental, social and governance (ESG) factors.
As of July 1, 2024, Michael A. Welhoelter, Lin Lin, Michael Jin, John Tobin and Kera Van Valen are portfolio managers for the Portfolio. Effective on or about December 31, 2024, Mr. Welhoelter and Mr. Tobin retired from the Subadvisor, and no longer serve as a portfolio manager of the Portfolio.
For more complete information, you may review or order printed copies of the Portfolio’s next prospectus, which we expect to be available by May 1, 2025, at dfinview.com/NYLIM?site=VP. You may also call 800-624-6782 to obtain a copy of the Portfolio’s current prospectus.
Availability of Additional Information
At dfinview.com/NYLIM?site=VP, you can find additional information about the Portfolio, when available, including the Portfolio’s:
  Prospectus
  Financial information
  Portfolio holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.
The New York Life Variable Annuities and NYLIAC Variable Universal Life Insurance Products are issued by New York Life Insurance and Annuity Corporation (a Delaware Corporation) and distributed by NYLIFE Distributors LLC (Member FINRA/SIPC).
New York Life Insurance Company
New York Life Insurance and Annuity Corporation (NYLIAC)
51 Madison Avenue, Room 551
New York, NY 10010

New York Life Investment Management LLC is the investment manager to the NYLI VP Funds Trust.

“New York Life Investments” is both a service mark, and the common trade name, of certain investment advisors affiliated with New York Life Insurance Company. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.

NYLI VP Fidelity Institutional AM® Utilities Portfolio*
(formerly known as MainStay VP Fidelity Institutional AM® Utilities Portfolio)
Initial Class
* Fidelity Institutional AM is registered trade mark of FMR LLC. Used with permission.
ANNUAL SHAREHOLDER REPORT | December 31, 2024
This annual shareholder report contains important information about NYLI VP Fidelity Institutional AM® Utilities Portfolio (the "Portfolio") for the period January 1, 2024 to December 31, 2024. You can find additional information about the Portfolio at dfinview.com/NYLIM?site=VP. You can also request this information by contacting us at 800-624-6782.
This report describes changes to the Portfolio that occurred during the reporting period.
What were the Portfolio costs for the last year?1
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$77	0.68%
1.
Does not include any separate account or policy fees or charges imposed under the variable annuity policies and variable universal life insurance policies for which the Portfolio is an investment option. If they were included, your costs would be higher.

What factors influenced Portfolio performance during the reporting period?
During the 12-month reporting period ended December 31, 2024, the Portfolio’s performance relative to the MSCI USA IMI Utilities 25/50 Index (Gross) was determined primarily by industry allocation, although security selection also had a significant impact on performance. Enthusiasm over artificial intelligence deployment and related increasing power demands drove gains, while overweight exposure to renewable energy detracted from relative returns.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Portfolio’s performance during the reporting period.
Key Factor	Summary	Impact
Independent Power Producers & Energy Traders	Overweight exposure, benefiting from anticipated increased power demand for the first time in a decade	Contributed
Multi-Utilities	Security selection	Contributed
Electric Utilities	Overweight exposure, benefiting from enthusiasm over increased power demand	Contributed
Vistra Corp.	Overweight exposure, benefiting from enthusiasm over increased power demand	Contributed
Constellation Energy Corp.	Overweight exposure, benefiting from enthusiasm over the company’s nuclear portfolio and increased power demand	Contributed
Renewable Energy	Slightly overweight exposure, detracting as the group underperformed in the face of high interest rates	Detracted
Portfolio Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Portfolio (or for the life of the Portfolio, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period.
Average Annual Total Returns for the Year-Ended December 31, 2024	Inception Date	One Year	Five Years	Ten Years
Initial Class Shares	2/17/2012	28.94%	9.40%	7.86%
Russell 3000® Index[1]		23.81%	13.86%	12.55%
MSCI USA IMI Utilities 25/50 Index (Gross)[2]		23.20%	6.14%	8.30%
Morningstar Utilities Category Average[3]		21.13%	5.94%	7.42%
1.
In accordance with new regulatory requirements, the Portfolio has selected the Russell 3000® Index, which represents a broad measure of market performance, as a replacement for the MSCI USA IMI Utilities 25/50 Index (Gross). The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.

2.
The MSCI USA IMI Utilities 25/50 Index (Gross), which is generally representative of the market sectors or types of investments in which the Portfolio invests, is a modified market capitalization-weighted index of stocks designed to measure the performance of utilities companies in the MSCI U.S. Investable Market 2500 Index.

3.
The Morningstar Utilities Category Average is representative of funds that seek capital appreciation by investing primarily in equity securities of U.S. or non-U.S. public utilities including electric, gas, and telephone-service providers. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares. Separate variable annuity and variable universal life insurance account and policy fees and charges are not reflected in the graph and table. If they were, returns would be less than those shown.
Key Portfolio Statistics
Portfolio's net assets	$913,377,908%
Total number of portfolio holdings	32%
Total advisory fees paid	$6,005,286%
Portfolio turnover rate	79%
Graphical Representation of Holdings
The tables below show the investment makeup of the Portfolio; percentages indicated are based on the Portfolio's net assets.
Top Ten Holdings and/or Issuers*
NextEra Energy, Inc.	9.9%
Duke Energy Corp.	7.3%
Sempra	6.8%
Constellation Energy Corp.	5.9%
PG&E Corp.	5.8%
Vistra Corp.	5.0%
Entergy Corp.	4.9%
Public Service Enterprise Group, Inc.	4.3%
Ameren Corp.	4.3%
Xcel Energy, Inc.	4.2%
* Excluding short-term investments
Top Industries
Electric Utilities	61.4%
Multi–Utilities	23.2%
Independent Power and Renewable Electricity Producers	7.7%
Gas Utilities	1.8%
Electrical Equipment	1.3%
Semiconductors & Semiconductor Equipment	0.3%
Short–Term Investments	4.3%
Material Portfolio Changes
The following is a summary of certain changes and planned changes to the Portfolio since January 1, 2024:
In connection with a rebranding of the New York Life Investments products, the Portfolio’s name was changed from “MainStay VP Fidelity Institutional AM® Utilities Portfolio” to “NYLI VP Fidelity Institutional AM® Utilities Portfolio.” The Portfolio’s name change will not impact the management of the Portfolio.
Effective December 5, 2024, Pranay Kirpalani and Caitlyn Greco are portfolio managers of the Portfolio.
For more complete information, you may review or order printed copies of the Portfolio’s next prospectus, which we expect to be available by May 1, 2025, at dfinview.com/NYLIM?site=VP. You may also call 800-624-6782 to obtain a copy of the Portfolio’s current prospectus.
Availability of Additional Information
At dfinview.com/NYLIM?site=VP, you can find additional information about the Portfolio, when available, including the Portfolio’s:
  Prospectus
  Financial information
  Portfolio holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.
The New York Life Variable Annuities and NYLIAC Variable Universal Life Insurance Products are issued by New York Life Insurance and Annuity Corporation (a Delaware Corporation) and distributed by NYLIFE Distributors LLC (Member FINRA/SIPC).
New York Life Insurance Company
New York Life Insurance and Annuity Corporation (NYLIAC)
51 Madison Avenue, Room 551
New York, NY 10010

New York Life Investment Management LLC is the investment manager to the NYLI VP Funds Trust.

“New York Life Investments” is both a service mark, and the common trade name, of certain investment advisors affiliated with New York Life Insurance Company. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.

NYLI VP Fidelity Institutional AM® Utilities Portfolio*
(formerly known as MainStay VP Fidelity Institutional AM® Utilities Portfolio)
Service Class
* Fidelity Institutional AM is registered trade mark of FMR LLC. Used with permission.
ANNUAL SHAREHOLDER REPORT | December 31, 2024
This annual shareholder report contains important information about NYLI VP Fidelity Institutional AM® Utilities Portfolio (the "Portfolio") for the period January 1, 2024 to December 31, 2024. You can find additional information about the Portfolio at dfinview.com/NYLIM?site=VP. You can also request this information by contacting us at 800-624-6782.
This report describes changes to the Portfolio that occurred during the reporting period.
What were the Portfolio costs for the last year?1
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$106	0.93%
1.
Does not include any separate account or policy fees or charges imposed under the variable annuity policies and variable universal life insurance policies for which the Portfolio is an investment option. If they were included, your costs would be higher.

What factors influenced Portfolio performance during the reporting period?
During the 12-month reporting period ended December 31, 2024, the Portfolio’s performance relative to the MSCI USA IMI Utilities 25/50 Index (Gross) was determined primarily by industry allocation, although security selection also had a significant impact on performance. Enthusiasm over artificial intelligence deployment and related increasing power demands drove gains, while overweight exposure to renewable energy detracted from relative returns.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Portfolio’s performance during the reporting period.
Key Factor	Summary	Impact
Independent Power Producers & Energy Traders	Overweight exposure, benefiting from anticipated increased power demand for the first time in a decade	Contributed
Multi-Utilities	Security selection	Contributed
Electric Utilities	Overweight exposure, benefiting from enthusiasm over increased power demand	Contributed
Vistra Corp.	Overweight exposure, benefiting from enthusiasm over increased power demand	Contributed
Constellation Energy Corp.	Overweight exposure, benefiting from enthusiasm over the company’s nuclear portfolio and increased power demand	Contributed
Renewable Energy	Slightly overweight exposure, detracting as the group underperformed in the face of high interest rates	Detracted
Portfolio Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Portfolio (or for the life of the Portfolio, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period.
Average Annual Total Returns for the Year-Ended December 31, 2024	Inception Date	One Year	Five Years	Ten Years
Service Class Shares	2/17/2012	28.62%	9.12%	7.59%
Russell 3000® Index[1]		23.81%	13.86%	12.55%
MSCI USA IMI Utilities 25/50 Index (Gross)[2]		23.20%	6.14%	8.30%
Morningstar Utilities Category Average[3]		21.13%	5.94%	7.42%
1.
In accordance with new regulatory requirements, the Portfolio has selected the Russell 3000® Index, which represents a broad measure of market performance, as a replacement for the MSCI USA IMI Utilities 25/50 Index (Gross). The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.

2.
The MSCI USA IMI Utilities 25/50 Index (Gross), which is generally representative of the market sectors or types of investments in which the Portfolio invests, is a modified market capitalization-weighted index of stocks designed to measure the performance of utilities companies in the MSCI U.S. Investable Market 2500 Index.

3.
The Morningstar Utilities Category Average is representative of funds that seek capital appreciation by investing primarily in equity securities of U.S. or non-U.S. public utilities including electric, gas, and telephone-service providers. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares. Separate variable annuity and variable universal life insurance account and policy fees and charges are not reflected in the graph and table. If they were, returns would be less than those shown.
Key Portfolio Statistics
Portfolio's net assets	$913,377,908%
Total number of portfolio holdings	32%
Total advisory fees paid	$6,005,286%
Portfolio turnover rate	79%
Graphical Representation of Holdings
The tables below show the investment makeup of the Portfolio; percentages indicated are based on the Portfolio's net assets.
Top Ten Holdings and/or Issuers*
NextEra Energy, Inc.	9.9%
Duke Energy Corp.	7.3%
Sempra	6.8%
Constellation Energy Corp.	5.9%
PG&E Corp.	5.8%
Vistra Corp.	5.0%
Entergy Corp.	4.9%
Public Service Enterprise Group, Inc.	4.3%
Ameren Corp.	4.3%
Xcel Energy, Inc.	4.2%
* Excluding short-term investments
Top Industries
Electric Utilities	61.4%
Multi–Utilities	23.2%
Independent Power and Renewable Electricity Producers	7.7%
Gas Utilities	1.8%
Electrical Equipment	1.3%
Semiconductors & Semiconductor Equipment	0.3%
Short–Term Investments	4.3%
Material Portfolio Changes
The following is a summary of certain changes and planned changes to the Portfolio since January 1, 2024:
In connection with a rebranding of the New York Life Investments products, the Portfolio’s name was changed from “MainStay VP Fidelity Institutional AM® Utilities Portfolio” to “NYLI VP Fidelity Institutional AM® Utilities Portfolio.” The Portfolio’s name change will not impact the management of the Portfolio.
Effective December 5, 2024, Pranay Kirpalani and Caitlyn Greco are portfolio managers of the Portfolio.
For more complete information, you may review or order printed copies of the Portfolio’s next prospectus, which we expect to be available by May 1, 2025, at dfinview.com/NYLIM?site=VP. You may also call 800-624-6782 to obtain a copy of the Portfolio’s current prospectus.
Availability of Additional Information
At dfinview.com/NYLIM?site=VP, you can find additional information about the Portfolio, when available, including the Portfolio’s:
  Prospectus
  Financial information
  Portfolio holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.
The New York Life Variable Annuities and NYLIAC Variable Universal Life Insurance Products are issued by New York Life Insurance and Annuity Corporation (a Delaware Corporation) and distributed by NYLIFE Distributors LLC (Member FINRA/SIPC).
New York Life Insurance Company
New York Life Insurance and Annuity Corporation (NYLIAC)
51 Madison Avenue, Room 551
New York, NY 10010

New York Life Investment Management LLC is the investment manager to the NYLI VP Funds Trust.

“New York Life Investments” is both a service mark, and the common trade name, of certain investment advisors affiliated with New York Life Insurance Company. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.

NYLI VP Income Builder Portfolio
(formerly known as MainStay VP Income Builder Portfolio)
Initial Class
ANNUAL SHAREHOLDER REPORT | December 31, 2024
This annual shareholder report contains important information about NYLI VP Income Builder Portfolio (the "Portfolio") for the period January 1, 2024 to December 31, 2024. You can find additional information about the Portfolio at dfinview.com/NYLIM?site=VP. You can also request this information by contacting us at 800-624-6782.
This report describes changes to the Portfolio that occurred during the reporting period.
What were the Portfolio costs for the last year?1
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$66	0.62%
1.
Does not include any separate account or policy fees or charges imposed under the variable annuity policies and variable universal life insurance policies for which the Portfolio is an investment option. If they were included, your costs would be higher.

What factors influenced Portfolio performance during the reporting period?
Relative to the MSCI World Index (Net) and the Bloomberg U.S. Aggregate Bond Index, the Portfolio’s performance during the 12-month period ended December 31, 2024, was affected by security selection and sector allocation on both the equity and fixed income sides. Among equities, performance was particularly challenged by highly concentrated market leadership within the U.S. mega-cap technology cohort, the Magnificent 7, a group to which the Portfolio held limited exposure due to members' high index weights, as well as several names not returning sufficient levels of capital to shareholders. Among fixed income positions, in addition to the factors cited in the table below, relative performance benefited from overweight exposure to auto securitizations and issue selection in hard currency corporates and sovereigns in stable countries with strong growth.

The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Portfolio’s performance during the reporting period.
Key Factor	Summary	Impact
Equities
Consumer Staples	Security selection among tobacco and retailer companies	Contributed
Energy	Security selection among midstream energy companies	Contributed
Communication Services	Underweight exposure to Meta Platforms and exposure to a few struggling Canadian telecommunications stocks	Detracted
Consumer Discretionary	Security selection and underweight allocation to the sector, and lack of exposure to Amazon and Tesla	Detracted
Key Factor	Summary	Impact
Fixed Income
Mortgage credit	Overweight exposure to credit risk transfers on valuations.	Contributed
High-grade corporates	Overweight exposure to financials and utilities; underweight exposure to industrials on valuations.	Contributed
Non-agency commercial mortgage-backed securities	Issue selection in SASB (single asset single borrower) securities, with a focus on industrial properties and diversified conduits	Contributed
US Treasury securities	Underweight exposure in favor of spread product	Detracted
Portfolio Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Portfolio (or for the life of the Portfolio, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period.
Average Annual Total Returns for the Year-Ended December 31, 2024	Inception Date	One Year	Five Years	Ten Years
Initial Class Shares	1/29/1993	11.65%	4.86%	5.35%
MSCI World Index (Net)[1]		18.67%	11.17%	9.95%
Bloomberg U.S. Aggregate Bond Index[2]		1.25%	(0.33)%	1.35%
Blended Benchmark Index[3]		11.45%	6.72%	6.67%
Morningstar Global Allocation Category Average[4]		7.57%	4.43%	4.55%
1.
The Portfolio has selected the MSCI World Index (Net), which represents a broad measure of market performance, and is generally representative of the market sectors or types of investments in which the Portfolio invests. The MSCI World Index (Net) is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets.

2.
The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures performance of the investment-grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities and commercial mortgage-backed securities.

3.	The Blended Benchmark Index is comprised of the MSCI World Index (Net) and the Bloomberg U.S. Aggregate Bond Index weighted 60%/40%, respectively.
4.
The Morningstar Global Allocation Category Average is representative of funds that seek to provide both capital appreciation and income by investing in three major areas: stocks, bonds, and cash. While these funds do explore the whole world, most of them focus on the U.S., Canada, Japan, and the larger markets in Europe. It is rare for such funds to invest more than 10% of their assets in emerging markets. These funds typically have at least 10% of assets in bonds, less than 70% of assets in stocks, and at least 40% of assets in non-U.S. stocks or bonds. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares. Separate variable annuity and variable universal life insurance account and policy fees and charges are not reflected in the graph and table. If they were, returns would be less than those shown.
Key Portfolio Statistics
Portfolio's net assets	$513,008,161%
Total number of portfolio holdings	585%
Total advisory fees paid	$2,992,327%
Portfolio turnover rate	47%
Graphical Representation of Holdings
The tables below show the investment makeup of the Portfolio; percentages indicated are based on the Portfolio's net assets.
Top Ten Holdings and/or Issuers*
GNMA, (zero coupon)-7.808%, due 4/20/48-2/16/66	3.3%
UMBS, 30 Year, 2.00%-6.50%, due 8/1/48-5/1/54	3.0%
FHLMC STACR REMIC Trust, 7.569%-11.669%, due 8/25/33-1/25/51	2.8%
Broadcom, Inc.	1.4%
International Business Machines Corp.	1.4%
Microsoft Corp.	1.4%
UMBS Pool, 30 Year, 3.00%-6.00%, due 7/1/50-3/1/54	1.2%
Cisco Systems, Inc.	1.2%
Taiwan Semiconductor Manufacturing Co. Ltd.	1.1%
Bank of America Corp.	1.1%
* Excluding short-term investments
Portfolio Composition
Common Stocks	58.9%
Mortgage-Backed Securities	13.7%
Corporate Bonds	12.5%
U.S. Government & Federal Agencies	5.9%
Asset-Backed Securities	3.7%
Short-Term Investments	2.3%
Foreign Government Bonds	1.7%
Loan Assignments	0.1%
Other Assets, Less Liabilities	1.2%
Material Portfolio Changes
The following is a summary of certain changes and planned changes to the Portfolio since January 1, 2024:
In connection with a rebranding of the New York Life Investments products, the Portfolio’s name was changed from “MainStay VP Income Builder Portfolio” to “NYLI VP Income Builder Portfolio.” The Portfolio’s name change will not impact the management of the Portfolio.
The Portfolio modified its Prospectus’ Principal Investment Strategies with respect to the process Epoch Investment Partners, Inc. (the "Subadvisor") uses to identify and evaluate investment risks and opportunities associated with environmental, social and governance (ESG) factors.
As of July 1, 2024, Michael A. Welhoelter, Lin Lin, Michael Jin, John Tobin and Kera Van Valen are portfolio managers for the equity portion of the Portfolio. Effective on or about December 31, 2024, Mr. Welhoelter and Mr. Tobin retired from the Subadvisor, and no longer serve as a portfolio manager of the Portfolio.
For more complete information, you may review or order printed copies of the Portfolio’s next prospectus, which we expect to be available by May 1, 2025, at dfinview.com/NYLIM?site=VP. You may also call 800-624-6782 to obtain a copy of the Portfolio’s current prospectus.
Availability of Additional Information
At dfinview.com/NYLIM?site=VP, you can find additional information about the Portfolio, when available, including the Portfolio’s:
  Prospectus
  Financial information
  Portfolio holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.
The New York Life Variable Annuities and NYLIAC Variable Universal Life Insurance Products are issued by New York Life Insurance and Annuity Corporation (a Delaware Corporation) and distributed by NYLIFE Distributors LLC (Member FINRA/SIPC).
New York Life Insurance Company
New York Life Insurance and Annuity Corporation (NYLIAC)
51 Madison Avenue, Room 551
New York, NY 10010

New York Life Investment Management LLC is the investment manager to the NYLI VP Funds Trust.

“New York Life Investments” is both a service mark, and the common trade name, of certain investment advisors affiliated with New York Life Insurance Company. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.

NYLI VP Income Builder Portfolio
(formerly known as MainStay VP Income Builder Portfolio)
Service Class
ANNUAL SHAREHOLDER REPORT | December 31, 2024
This annual shareholder report contains important information about NYLI VP Income Builder Portfolio (the "Portfolio") for the period January 1, 2024 to December 31, 2024. You can find additional information about the Portfolio at dfinview.com/NYLIM?site=VP. You can also request this information by contacting us at 800-624-6782.
This report describes changes to the Portfolio that occurred during the reporting period.
What were the Portfolio costs for the last year?1
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$92	0.87%
1.
Does not include any separate account or policy fees or charges imposed under the variable annuity policies and variable universal life insurance policies for which the Portfolio is an investment option. If they were included, your costs would be higher.

What factors influenced Portfolio performance during the reporting period?
Relative to the MSCI World Index (Net) and the Bloomberg U.S. Aggregate Bond Index, the Portfolio’s performance during the 12-month period ended December 31, 2024, was affected by security selection and sector allocation on both the equity and fixed income sides. Among equities, performance was particularly challenged by highly concentrated market leadership within the U.S. mega-cap technology cohort, the Magnificent 7, a group to which the Portfolio held limited exposure due to members' high index weights, as well as several names not returning sufficient levels of capital to shareholders. Among fixed income positions, in addition to the factors cited in the table below, relative performance benefited from overweight exposure to auto securitizations and issue selection in hard currency corporates and sovereigns in stable countries with strong growth.

The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Portfolio’s performance during the reporting period.
Key Factor	Summary	Impact
Equities
Consumer Staples	Security selection among tobacco and retailer companies	Contributed
Energy	Security selection among midstream energy companies	Contributed
Communication Services	Underweight exposure to Meta Platforms and exposure to a few struggling Canadian telecommunications stocks	Detracted
Consumer Discretionary	Security selection and underweight allocation to the sector, and lack of exposure to Amazon and Tesla	Detracted
Key Factor	Summary	Impact
Fixed Income
Mortgage credit	Overweight exposure to credit risk transfers on valuations.	Contributed
High-grade corporates	Overweight exposure to financials and utilities; underweight exposure to industrials on valuations.	Contributed
Non-agency commercial mortgage-backed securities	Issue selection in SASB (single asset single borrower) securities, with a focus on industrial properties and diversified conduits	Contributed
US Treasury securities	Underweight exposure in favor of spread product	Detracted
Portfolio Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Portfolio (or for the life of the Portfolio, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period.
Average Annual Total Returns for the Year-Ended December 31, 2024	Inception Date	One Year	Five Years	Ten Years
Service Class Shares	6/4/2003	11.37%	4.60%	5.09%
MSCI World Index (Net)[1]		18.67%	11.17%	9.95%
Bloomberg U.S. Aggregate Bond Index[2]		1.25%	(0.33)%	1.35%
Blended Benchmark Index[3]		11.45%	6.72%	6.67%
Morningstar Global Allocation Category Average[4]		7.57%	4.43%	4.55%
1.
The Portfolio has selected the MSCI World Index (Net), which represents a broad measure of market performance, and is generally representative of the market sectors or types of investments in which the Portfolio invests. The MSCI World Index (Net) is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets.

2.
The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures performance of the investment-grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities and commercial mortgage-backed securities.

3.	The Blended Benchmark Index is comprised of the MSCI World Index (Net) and the Bloomberg U.S. Aggregate Bond Index weighted 60%/40%, respectively.
4.
The Morningstar Global Allocation Category Average is representative of funds that seek to provide both capital appreciation and income by investing in three major areas: stocks, bonds, and cash. While these funds do explore the whole world, most of them focus on the U.S., Canada, Japan, and the larger markets in Europe. It is rare for such funds to invest more than 10% of their assets in emerging markets. These funds typically have at least 10% of assets in bonds, less than 70% of assets in stocks, and at least 40% of assets in non-U.S. stocks or bonds. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares. Separate variable annuity and variable universal life insurance account and policy fees and charges are not reflected in the graph and table. If they were, returns would be less than those shown.
Key Portfolio Statistics
Portfolio's net assets	$513,008,161%
Total number of portfolio holdings	585%
Total advisory fees paid	$2,992,327%
Portfolio turnover rate	47%
Graphical Representation of Holdings
The tables below show the investment makeup of the Portfolio; percentages indicated are based on the Portfolio's net assets.
Top Ten Holdings and/or Issuers*
GNMA, (zero coupon)-7.808%, due 4/20/48-2/16/66	3.3%
UMBS, 30 Year, 2.00%-6.50%, due 8/1/48-5/1/54	3.0%
FHLMC STACR REMIC Trust, 7.569%-11.669%, due 8/25/33-1/25/51	2.8%
Broadcom, Inc.	1.4%
International Business Machines Corp.	1.4%
Microsoft Corp.	1.4%
UMBS Pool, 30 Year, 3.00%-6.00%, due 7/1/50-3/1/54	1.2%
Cisco Systems, Inc.	1.2%
Taiwan Semiconductor Manufacturing Co. Ltd.	1.1%
Bank of America Corp.	1.1%
* Excluding short-term investments
Portfolio Composition
Common Stocks	58.9%
Mortgage-Backed Securities	13.7%
Corporate Bonds	12.5%
U.S. Government & Federal Agencies	5.9%
Asset-Backed Securities	3.7%
Short-Term Investments	2.3%
Foreign Government Bonds	1.7%
Loan Assignments	0.1%
Other Assets, Less Liabilities	1.2%
Material Portfolio Changes
The following is a summary of certain changes and planned changes to the Portfolio since January 1, 2024:
In connection with a rebranding of the New York Life Investments products, the Portfolio’s name was changed from “MainStay VP Income Builder Portfolio” to “NYLI VP Income Builder Portfolio.” The Portfolio’s name change will not impact the management of the Portfolio.
The Portfolio modified its Prospectus’ Principal Investment Strategies with respect to the process Epoch Investment Partners, Inc. (the "Subadvisor") uses to identify and evaluate investment risks and opportunities associated with environmental, social and governance (ESG) factors.
As of July 1, 2024, Michael A. Welhoelter, Lin Lin, Michael Jin, John Tobin and Kera Van Valen are portfolio managers for the equity portion of the Portfolio. Effective on or about December 31, 2024, Mr. Welhoelter and Mr. Tobin retired from the Subadvisor, and no longer serve as a portfolio manager of the Portfolio.
For more complete information, you may review or order printed copies of the Portfolio’s next prospectus, which we expect to be available by May 1, 2025, at dfinview.com/NYLIM?site=VP. You may also call 800-624-6782 to obtain a copy of the Portfolio’s current prospectus.
Availability of Additional Information
At dfinview.com/NYLIM?site=VP, you can find additional information about the Portfolio, when available, including the Portfolio’s:
  Prospectus
  Financial information
  Portfolio holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.
The New York Life Variable Annuities and NYLIAC Variable Universal Life Insurance Products are issued by New York Life Insurance and Annuity Corporation (a Delaware Corporation) and distributed by NYLIFE Distributors LLC (Member FINRA/SIPC).
New York Life Insurance Company
New York Life Insurance and Annuity Corporation (NYLIAC)
51 Madison Avenue, Room 551
New York, NY 10010

New York Life Investment Management LLC is the investment manager to the NYLI VP Funds Trust.

“New York Life Investments” is both a service mark, and the common trade name, of certain investment advisors affiliated with New York Life Insurance Company. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.

NYLI VP Hedge Multi-Strategy Portfolio
(formerly known as MainStay VP Hedge Multi-Strategy Portfolio)
Initial Class
ANNUAL SHAREHOLDER REPORT | December 31, 2024
This annual shareholder report contains important information about NYLI VP Hedge Multi-Strategy Portfolio (the "Portfolio") for the period January 1, 2024 to December 31, 2024. You can find additional information about the Portfolio at dfinview.com/NYLIM?site=VP. You can also request this information by contacting us at 800-624-6782.
This report describes changes to the Portfolio that occurred during the reporting period.
What were the Portfolio costs for the last year?1
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[2]
Initial Class	$72	0.70%
1.
Does not include any separate account or policy fees or charges imposed under the variable annuity policies and variable universal life insurance policies for which the Portfolio is an investment option. If they were included, your costs would be higher.

2.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
What factors influenced Portfolio performance during the reporting period?
The Portfolio’s performance relative to the S&P Balanced Equity and Bond Conservative Index during the 12-month reporting period ended December 31, 2024, was determined primarily by broad macroeconomic, market and monetary trends. Performance was aided by resilient economic growth, elevated interest rates, U.S. dollar strength, sustained momentum in growth-oriented sectors, the prospect of regulatory rollback and a nascent capital markets recovery. Conversely, subdued volatility and the U.S. Federal Reserve’s transition to monetary easing toward the end of the reporting period weighed on performance.

The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Portfolio’s performance during the reporting period.
Key Factor	Summary	Impact
Floating rate investment-grade debt	Benefited from a prolonged elevation of interest rates, stable credit conditions and a measured, and potentially shallower, path of rate cuts	Contributed
Convertible bonds	Equity component: boosted by equity market strength, particularly in growth-oriented sectors, and muted interest rate volatility
	Bond-like component: benefited from higher prevailing interest rates, robust new issuance activity and stable credit conditions	Contributed
U.S. sector (financials)	Bolstered by high, but stabilizing, interest rates, a budding capital markets recovery and expected regulatory easing	Contributed
Equity market neutral	Short position suffered against a backdrop of an advancing, but low dispersion equity market	Detracted
U.S. sector (utilities)	Short position underperformed as the sector benefited from AI-driven energy demand, attractive yields, and defensive characteristics	Detracted
Volatility	Long position suffered amid prevailing, broadly placid equity market conditions	Detracted
Portfolio Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Portfolio (or for the life of the Portfolio, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period. The Portfolio commenced operations on September 10, 2018. Effective November 30, 2018, the Portfolio entered into a reorganization with MainStay VP Absolute Return Multi-Strategy Portfolio (the "Reorganization"). As part of the Reorganization, the Portfolio assumed the performance history of MainStay VP Absolute Return Multi-Strategy Portfolio. Therefore, performance information for periods prior to November 30, 2018, reflects the performance of MainStay VP Absolute Return Multi-Strategy Portfolio.
Average Annual Total Returns for the Year-Ended December 31, 2024	Inception Date	One Year	Five Years	Ten Years
Initial Class Shares	5/1/2013	6.54%	2.41%	0.44%
Russell 3000® Index[1]		23.81%	13.86%	12.55%
S&P Balanced Equity and Bond Conservative Index[2]		5.43%	2.59%	3.86%
Barclay Hedge Fund Index[3]		8.85%	5.99%	5.09%
Barclay Fund of Funds Index[4]		5.32%	3.67%	2.54%
NYLI Hedge Multi-Strategy Index[5]		7.53%	3.15%	2.95%
Morningstar Multistrategy Category Average[6]		6.09%	3.94%	2.49%
1.
In accordance with new regulatory requirements, the Portfolio has selected the Russell 3000® Index, which represents a broad measure of market performance, as a replacement for the S&P Balanced Equity and Bond Conservative Index. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.

2.
The S&P Balanced Equity and Bond Conservative Index, which is generally representative of the market sectors or types of investments in which the Portfolio invests, consists of a position in S&P 500 Total Return Index (25%) and a position in the S&P U.S. Treasury Bond 7-10 Year Index (75%).

3.
The Barclay Hedge Fund Index, which is generally representative of the market sectors or types of investments in which the Portfolio invests, is a measure of the average return of all hedge funds (excepting Funds of Funds) in the Barclay database. The index is simply the arithmetic average of the net returns of all the funds that have reported that month.

4.
The Barclay Fund of Funds Index, which is generally representative of the market sectors or types of investments in which the Portfolio invests, is a measure of the average return of all reporting funds in the Barclay database.

5.
The NYLI Hedge Multi-Strategy Index, which is generally representative of the market sectors or types of investments in which the Portfolio invests, seeks to replicate the risk-adjusted return characteristics of the collective hedge funds using various hedge fund investment styles, including long/short equity, global macro, market neutral, event-driven, fixed income arbitrage and emerging markets.

6.
The Morningstar Multistrategy Category Average is representative of funds that have a majority of their assets exposed to alternative strategies. Funds in this category include both funds with static allocations to alternative strategies and funds tactically allocating among alternative strategies and asset classes. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares. Separate variable annuity and variable universal life insurance account and policy fees and charges are not reflected in the graph and table. If they were, returns would be less than those shown.
Key Portfolio Statistics
Portfolio's net assets	$234,633,855%
Total number of portfolio holdings	151%
Total advisory fees paid	$1,615,965%
Portfolio turnover rate	81%
Graphical Representation of Holdings
The tables below show the investment makeup of the Portfolio; percentages indicated are based on the Portfolio's net assets.
Top Ten Holdings and/or Issuers*
iShares Floating Rate Bond ETF	17.2%
Invesco DB U.S. Dollar Index Bullish Fund	7.2%
SPDR Bloomberg Convertible Securities ETF	6.9%
SPDR Bloomberg Investment Grade Floating Rate ETF	5.5%
Vanguard Short-Term Inflation-Protected Securities ETF	5.4%
iShares Convertible Bond ETF	3.9%
NYLI Merger Arbitrage ETF	3.9%
iShares 0-5 Year TIPS Bond ETF	3.6%
Vanguard FTSE Developed Markets ETF	3.3%
iShares Core MSCI EAFE ETF	2.9%
* Excluding short-term investments
Portfolio Composition
Floating Rate—Investment Grade Funds	22.7%
Unaffiliated Investment Companies	11.2%
Convertible Bond Funds	10.8%
Treasury Inflation Protected Security Funds	9.0%
U.S. Dollar Fund	7.2%
International Equity Core Funds	6.2%
Emerging Equity Funds	6.0%
Municipal Bond Funds	5.1%
Bank Loan Funds	4.5%
Affiliated Investment Company	4.5%
Other Assets, Less Liabilities	12.8%
Material Portfolio Changes
The following is a summary of certain changes and planned changes to the Portfolio since January 1, 2024:
In connection with a rebranding of the New York Life Investments products, the Portfolio’s name was changed from “MainStay VP Hedge Multi-Strategy Portfolio” to “NYLI VP Hedge Multi-Strategy Portfolio.” The Portfolio’s name change will not impact the management of the Portfolio.
On August 28, 2024, the day‑to‑day investment management services provided to the Portfolio by IndexIQ Advisors LLC (“IndexIQ Advisors”), an indirect, wholly owned subsidiary of New York Life Insurance Company, were transferred to New York Life Investment Management LLC (“NYLIM”), the investment manager of the Portfolio. NYLIM assumed the duties and obligations of IndexIQ Advisors and the personnel at IndexIQ Advisors who provided investment services to the Portfolio continued to provide the same investment management services to the Portfolio through NYLIM.
For more complete information, you may review or order printed copies of the Portfolio’s next prospectus, which we expect to be available by May 1, 2025, at dfinview.com/NYLIM?site=VP. You may also call 800-624-6782 to obtain a copy of the Portfolio’s current prospectus.

Availability of Additional Information
At dfinview.com/NYLIM?site=VP, you can find additional information about the Portfolio, when available, including the Portfolio’s:
  Prospectus
  Financial information
  Portfolio holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.
The New York Life Variable Annuities and NYLIAC Variable Universal Life Insurance Products are issued by New York Life Insurance and Annuity Corporation (a Delaware Corporation) and distributed by NYLIFE Distributors LLC (Member FINRA/SIPC).
New York Life Insurance Company
New York Life Insurance and Annuity Corporation (NYLIAC)
51 Madison Avenue, Room 551
New York, NY 10010

New York Life Investment Management LLC is the investment manager to the NYLI VP Funds Trust.

“New York Life Investments” is both a service mark, and the common trade name, of certain investment advisors affiliated with New York Life Insurance Company. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.

NYLI VP Hedge Multi-Strategy Portfolio
(formerly known as MainStay VP Hedge Multi-Strategy Portfolio)
Service Class
ANNUAL SHAREHOLDER REPORT | December 31, 2024
This annual shareholder report contains important information about NYLI VP Hedge Multi-Strategy Portfolio (the "Portfolio") for the period January 1, 2024 to December 31, 2024. You can find additional information about the Portfolio at dfinview.com/NYLIM?site=VP. You can also request this information by contacting us at 800-624-6782.
This report describes changes to the Portfolio that occurred during the reporting period.
What were the Portfolio costs for the last year?1
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[2]
Service Class	$98	0.95%
1.
Does not include any separate account or policy fees or charges imposed under the variable annuity policies and variable universal life insurance policies for which the Portfolio is an investment option. If they were included, your costs would be higher.

2.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
What factors influenced Portfolio performance during the reporting period?
The Portfolio’s performance relative to the S&P Balanced Equity and Bond Conservative Index during the 12-month reporting period ended December 31, 2024, was determined primarily by broad macroeconomic, market and monetary trends. Performance was aided by resilient economic growth, elevated interest rates, U.S. dollar strength, sustained momentum in growth-oriented sectors, the prospect of regulatory rollback and a nascent capital markets recovery. Conversely, subdued volatility and the U.S. Federal Reserve’s transition to monetary easing toward the end of the reporting period weighed on performance.

The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Portfolio’s performance during the reporting period.
Key Factor	Summary	Impact
Floating rate investment-grade debt	Benefited from a prolonged elevation of interest rates, stable credit conditions and a measured, and potentially shallower, path of rate cuts	Contributed
Convertible bonds	Equity component: boosted by equity market strength, particularly in growth-oriented sectors, and muted interest rate volatility
	Bond-like component: benefited from higher prevailing interest rates, robust new issuance activity and stable credit conditions	Contributed
U.S. sector (financials)	Bolstered by high, but stabilizing, interest rates, a budding capital markets recovery and expected regulatory easing	Contributed
Equity market neutral	Short position suffered against a backdrop of an advancing, but low dispersion equity market	Detracted
U.S. sector (utilities)	Short position underperformed as the sector benefited from AI-driven energy demand, attractive yields, and defensive characteristics	Detracted
Volatility	Long position suffered amid prevailing, broadly placid equity market conditions	Detracted
Portfolio Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Portfolio (or for the life of the Portfolio, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period. The Portfolio commenced operations on September 10, 2018. Effective November 30, 2018, the Portfolio entered into a reorganization with MainStay VP Absolute Return Multi-Strategy Portfolio (the "Reorganization"). As part of the Reorganization, the Portfolio assumed the performance history of MainStay VP Absolute Return Multi-Strategy Portfolio. Therefore, performance information for periods prior to November 30, 2018, reflects the performance of MainStay VP Absolute Return Multi-Strategy Portfolio.
Average Annual Total Returns for the Year-Ended December 31, 2024	Inception Date	One Year	Five Years	Ten Years
Service Class Shares	5/1/2013	6.27%	2.16%	0.21%
Russell 3000® Index[1]		23.81%	13.86%	12.55%
S&P Balanced Equity and Bond Conservative Index[2]		5.43%	2.59%	3.86%
Barclay Hedge Fund Index[3]		8.85%	5.99%	5.09%
Barclay Fund of Funds Index[4]		5.32%	3.67%	2.54%
NYLI Hedge Multi-Strategy Index[5]		7.53%	3.15%	2.95%
Morningstar Multistrategy Category Average[6]		6.09%	3.94%	2.49%
1.
In accordance with new regulatory requirements, the Portfolio has selected the Russell 3000® Index, which represents a broad measure of market performance, as a replacement for the S&P Balanced Equity and Bond Conservative Index. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.

2.
The S&P Balanced Equity and Bond Conservative Index, which is generally representative of the market sectors or types of investments in which the Portfolio invests, consists of a position in S&P 500 Total Return Index (25%) and a position in the S&P U.S. Treasury Bond 7-10 Year Index (75%).

3.
The Barclay Hedge Fund Index, which is generally representative of the market sectors or types of investments in which the Portfolio invests, is a measure of the average return of all hedge funds (excepting Funds of Funds) in the Barclay database. The index is simply the arithmetic average of the net returns of all the funds that have reported that month.

4.
The Barclay Fund of Funds Index, which is generally representative of the market sectors or types of investments in which the Portfolio invests, is a measure of the average return of all reporting funds in the Barclay database.

5.
The NYLI Hedge Multi-Strategy Index, which is generally representative of the market sectors or types of investments in which the Portfolio invests, seeks to replicate the risk-adjusted return characteristics of the collective hedge funds using various hedge fund investment styles, including long/short equity, global macro, market neutral, event-driven, fixed income arbitrage and emerging markets.

6.
The Morningstar Multistrategy Category Average is representative of funds that have a majority of their assets exposed to alternative strategies. Funds in this category include both funds with static allocations to alternative strategies and funds tactically allocating among alternative strategies and asset classes. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares. Separate variable annuity and variable universal life insurance account and policy fees and charges are not reflected in the graph and table. If they were, returns would be less than those shown.
Key Portfolio Statistics
Portfolio's net assets	$234,633,855%
Total number of portfolio holdings	151%
Total advisory fees paid	$1,615,965%
Portfolio turnover rate	81%
Graphical Representation of Holdings
The tables below show the investment makeup of the Portfolio; percentages indicated are based on the Portfolio's net assets.
Top Ten Holdings and/or Issuers*
iShares Floating Rate Bond ETF	17.2%
Invesco DB U.S. Dollar Index Bullish Fund	7.2%
SPDR Bloomberg Convertible Securities ETF	6.9%
SPDR Bloomberg Investment Grade Floating Rate ETF	5.5%
Vanguard Short-Term Inflation-Protected Securities ETF	5.4%
iShares Convertible Bond ETF	3.9%
NYLI Merger Arbitrage ETF	3.9%
iShares 0-5 Year TIPS Bond ETF	3.6%
Vanguard FTSE Developed Markets ETF	3.3%
iShares Core MSCI EAFE ETF	2.9%
* Excluding short-term investments
Portfolio Composition
Floating Rate—Investment Grade Funds	22.7%
Unaffiliated Investment Companies	11.2%
Convertible Bond Funds	10.8%
Treasury Inflation Protected Security Funds	9.0%
U.S. Dollar Fund	7.2%
International Equity Core Funds	6.2%
Emerging Equity Funds	6.0%
Municipal Bond Funds	5.1%
Bank Loan Funds	4.5%
Affiliated Investment Company	4.5%
Other Assets, Less Liabilities	12.8%
Material Portfolio Changes
The following is a summary of certain changes and planned changes to the Portfolio since January 1, 2024:
In connection with a rebranding of the New York Life Investments products, the Portfolio’s name was changed from “MainStay VP Hedge Multi-Strategy Portfolio” to “NYLI VP Hedge Multi-Strategy Portfolio.” The Portfolio’s name change will not impact the management of the Portfolio.
On August 28, 2024, the day‑to‑day investment management services provided to the Portfolio by IndexIQ Advisors LLC (“IndexIQ Advisors”), an indirect, wholly owned subsidiary of New York Life Insurance Company, were transferred to New York Life Investment Management LLC (“NYLIM”), the investment manager of the Portfolio. NYLIM assumed the duties and obligations of IndexIQ Advisors and the personnel at IndexIQ Advisors who provided investment services to the Portfolio continued to provide the same investment management services to the Portfolio through NYLIM.
For more complete information, you may review or order printed copies of the Portfolio’s next prospectus, which we expect to be available by May 1, 2025, at dfinview.com/NYLIM?site=VP. You may also call 800-624-6782 to obtain a copy of the Portfolio’s current prospectus.

Availability of Additional Information
At dfinview.com/NYLIM?site=VP, you can find additional information about the Portfolio, when available, including the Portfolio’s:
  Prospectus
  Financial information
  Portfolio holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.
The New York Life Variable Annuities and NYLIAC Variable Universal Life Insurance Products are issued by New York Life Insurance and Annuity Corporation (a Delaware Corporation) and distributed by NYLIFE Distributors LLC (Member FINRA/SIPC).
New York Life Insurance Company
New York Life Insurance and Annuity Corporation (NYLIAC)
51 Madison Avenue, Room 551
New York, NY 10010

New York Life Investment Management LLC is the investment manager to the NYLI VP Funds Trust.

“New York Life Investments” is both a service mark, and the common trade name, of certain investment advisors affiliated with New York Life Insurance Company. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.

NYLI VP Janus Henderson Balanced Portfolio
(formerly known as MainStay VP Janus Henderson Balanced Portfolio)
Initial Class
ANNUAL SHAREHOLDER REPORT | December 31, 2024
This annual shareholder report contains important information about NYLI VP Janus Henderson Balanced Portfolio (the "Portfolio") for the period January 1, 2024 to December 31, 2024. You can find additional information about the Portfolio at dfinview.com/NYLIM?site=VP. You can also request this information by contacting us at 800-624-6782.
This report describes changes to the Portfolio that occurred during the reporting period.
What were the Portfolio costs for the last year?1
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$62	0.57%
1.
Does not include any separate account or policy fees or charges imposed under the variable annuity policies and variable universal life insurance policies for which the Portfolio is an investment option. If they were included, your costs would be higher.

What factors influenced Portfolio performance during the reporting period?
During the 12-month reporting period ended December 31, 2024, the Portfolio’s performance relative to its benchmark indices and to the Janus Balanced Composite Index was determined primarily by asset allocation positioning. Relative performance benefited most notably from overweight exposure to equities and corresponding underweight exposure to fixed income during a period in which equities outperformed bonds. Performance within equity assets, relative to the S&P 500® Index, and within fixed income assets, relative to the Bloomberg U.S. Aggregate Bond Index, contributed to the Portfolio’s overall relative performance, while stock selection detracted in some sectors.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Portfolio’s performance during the reporting period.
Key Factor	Summary	Impact
Equity sector positioning	Maintained overweight exposure to growthier sectors, which outperformed the broader market, and underweight exposure to lagging materials and real estate sectors	Contributed
Information Technology	Positive stock selection, highlighted by a position in semiconductor company NVIDIA	Contributed
Fixed Income positioning	Benefited from overweight allocations to non-agency mortgages and commercial mortgage-backed securities; underweight exposure to U.S. Treasuries; and strong security selection among investment-grade corporates	Contributed
Consumer discretionary	Negative stock selection, highlighted by a position in athletic footwear, apparel and accessory company Nike	Detracted
Industrials	Negative stock selection, highlighted by a position in agricultural equipment company Deere & Co.	Detracted
Semiconductor Equipment	Negative stock selection, highlighted by positions in wafer fabrication equipment supplies Lam Research Corp. and KLA Corp., which experienced weak demand	Detracted
Portfolio Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Portfolio (or for the life of the Portfolio, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period.
Average Annual Total Returns for the Year-Ended December 31, 2024	Inception Date	One Year	Five Years	Ten Years
Initial Class Shares	2/17/2012	15.72%	8.44%	8.73%
Russell 3000® Index[1]		23.81%	13.86%	12.55%
S&P 500® Index[2]		25.02%	14.53%	13.10%
Bloomberg U.S. Aggregate Bond Index[3]		1.25%	(0.33)%	1.35%
Janus Balanced Composite Index[4]		13.84%	7.93%	7.93%
Morningstar Moderate Allocation Category Average[5]		11.39%	6.75%	6.54%
1.
In accordance with new regulatory requirements, the Portfolio has selected the Russell 3000® Index, which represents a broad measure of market performance, as a replacement for the S&P 500® Index. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.

2.
The S&P 500® Index, which represents a broad measure of market performance, is generally representative of the market sectors or types of investments in which the Portfolio invests. S&P® and S&P 500® are registered trademarks of Standard & Poor’s Financial Services LLC. The S&P 500® Index is widely regarded as the standard index for measuring large-cap U.S. stock market performance.

3.
The Bloomberg U.S. Aggregate Bond Index, which is generally representative of the market sectors or types of investments in which the Portfolio invests, is a broad-based benchmark that measures the performance of the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable rate mortgage pass-throughs), asset-backed securities and commercial mortgage-backed securities.

4.
The Janus Balanced Composite Index, which is generally representative of the market sectors or types of investments in which the Portfolio invests, comprised of the S&P 500® Index and the Bloomberg U.S. Aggregate Bond Index weighted 55%/45%, respectively.

5.
The Morningstar Moderate Allocation Category Average is representative of funds in allocation categories that seek to provide both income and capital appreciation by primarily investing in multiple asset classes, including stocks, bonds, and cash. These moderate strategies seek to balance preservation of capital with appreciation. They typically expect volatility similar to a strategic equity exposure between 50% and 70%. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares. Separate variable annuity and variable universal life insurance account and policy fees and charges are not reflected in the graph and table. If they were, returns would be less than those shown.
Key Portfolio Statistics
Portfolio's net assets	$1,756,021,791%
Total number of portfolio holdings	765%
Total advisory fees paid	$9,015,623%
Portfolio turnover rate	122%
Graphical Representation of Holdings
The tables below show the investment makeup of the Portfolio; percentages indicated are based on the Portfolio's net assets.
Top Ten Holdings and/or Issuers*
NVIDIA Corp.	5.4%
Microsoft Corp.	5.0%
Apple, Inc.	3.7%
UMBS, 30 Year, 2.00%-6.00%, due 2/1/37-12/1/54	3.7%
Amazon.com, Inc.	3.1%
U.S. Treasury Bonds, 4.25%-4.625%, due 11/15/44-8/15/54	2.9%
Alphabet, Inc., Class C	2.8%
Mastercard, Inc., Class A	2.4%
Meta Platforms, Inc., Class A	2.2%
U.S. Treasury Notes, 4.125%-4.25%, due 11/30/29-11/15/34	2.1%
* Excluding short-term investments
Portfolio Composition
Common Stocks	63.0%
U.S. Government & Federal Agencies	13.6%
Corporate Bonds	10.7%
Mortgage-Backed Securities	5.9%
Asset-Backed Securities	4.8%
Short-Term Investments	2.7%
Loan Assignments	0.6%
Foreign Government Bond	0.0%‡
Other Assets, Less Liabilities	(1.3)%
‡ Less than one-tenth of a percent.
Material Portfolio Changes
The following is a summary of certain changes and planned changes to the Portfolio since January 1, 2024:
In connection with a rebranding of the New York Life Investments products, the Portfolio’s name was changed from “MainStay VP Janus Henderson Balanced Portfolio” to “NYLI VP Janus Henderson Balanced Portfolio.” The Portfolio’s name change will not impact the management of the Portfolio.
The Portfolio modified its Principal Investment Strategies to provide that the Subadvisor may enter into “to be announced” or “TBA” commitments, invest in derivatives and to reflect the process the Subadvisor uses to identify and evaluate investment risks and opportunities associated with environmental, social and governance (ESG) factors. The Portfolio also modified the "Portfolio Management Risk" and added “Dividend-Paying Stock Risk”, “TBA Securities Risk”, “Derivatives Risk”, “Currency Risk”, “Floating Rate Notes and Variable Rate Notes Risk”, “Short Exposure Risk” and “Private Placement and Restricted Securities Risk” in connection with the strategy change.
For more complete information, you may review or order printed copies of the Portfolio’s next prospectus, which we expect to be available by May 1, 2025, at dfinview.com/NYLIM?site=VP. You may also call 800-624-6782 to obtain a copy of the Portfolio’s current prospectus.
Availability of Additional Information
At dfinview.com/NYLIM?site=VP, you can find additional information about the Portfolio, when available, including the Portfolio’s:
  Prospectus
  Financial information
  Portfolio holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.
The New York Life Variable Annuities and NYLIAC Variable Universal Life Insurance Products are issued by New York Life Insurance and Annuity Corporation (a Delaware Corporation) and distributed by NYLIFE Distributors LLC (Member FINRA/SIPC).
New York Life Insurance Company
New York Life Insurance and Annuity Corporation (NYLIAC)
51 Madison Avenue, Room 551
New York, NY 10010

New York Life Investment Management LLC is the investment manager to the NYLI VP Funds Trust.

“New York Life Investments” is both a service mark, and the common trade name, of certain investment advisors affiliated with New York Life Insurance Company. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.

NYLI VP Janus Henderson Balanced Portfolio
(formerly known as MainStay VP Janus Henderson Balanced Portfolio)
Service Class
ANNUAL SHAREHOLDER REPORT | December 31, 2024
This annual shareholder report contains important information about NYLI VP Janus Henderson Balanced Portfolio (the "Portfolio") for the period January 1, 2024 to December 31, 2024. You can find additional information about the Portfolio at dfinview.com/NYLIM?site=VP. You can also request this information by contacting us at 800-624-6782.
This report describes changes to the Portfolio that occurred during the reporting period.
What were the Portfolio costs for the last year?1
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$89	0.82%
1.
Does not include any separate account or policy fees or charges imposed under the variable annuity policies and variable universal life insurance policies for which the Portfolio is an investment option. If they were included, your costs would be higher.

What factors influenced Portfolio performance during the reporting period?
During the 12-month reporting period ended December 31, 2024, the Portfolio’s performance relative to its benchmark indices and to the Janus Balanced Composite Index was determined primarily by asset allocation positioning. Relative performance benefited most notably from overweight exposure to equities and corresponding underweight exposure to fixed income during a period in which equities outperformed bonds. Performance within equity assets, relative to the S&P 500® Index, and within fixed income assets, relative to the Bloomberg U.S. Aggregate Bond Index, contributed to the Portfolio’s overall relative performance, while stock selection detracted in some sectors.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Portfolio’s performance during the reporting period.
Key Factor	Summary	Impact
Equity sector positioning	Maintained overweight exposure to growthier sectors, which outperformed the broader market, and underweight exposure to lagging materials and real estate sectors	Contributed
Information Technology	Positive stock selection, highlighted by a position in semiconductor company NVIDIA	Contributed
Fixed Income positioning	Benefited from overweight allocations to non-agency mortgages and commercial mortgage-backed securities; underweight exposure to U.S. Treasuries; and strong security selection among investment-grade corporates	Contributed
Consumer discretionary	Negative stock selection, highlighted by a position in athletic footwear, apparel and accessory company Nike	Detracted
Industrials	Negative stock selection, highlighted by a position in agricultural equipment company Deere & Co.	Detracted
Semiconductor Equipment	Negative stock selection, highlighted by positions in wafer fabrication equipment supplies Lam Research Corp. and KLA Corp., which experienced weak demand	Detracted
Portfolio Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Portfolio (or for the life of the Portfolio, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period.
Average Annual Total Returns for the Year-Ended December 31, 2024	Inception Date	One Year	Five Years	Ten Years
Service Class Shares	2/17/2012	15.43%	8.17%	8.46%
Russell 3000® Index[1]		23.81%	13.86%	12.55%
S&P 500® Index[2]		25.02%	14.53%	13.10%
Bloomberg U.S. Aggregate Bond Index[3]		1.25%	(0.33)%	1.35%
Janus Balanced Composite Index[4]		13.84%	7.93%	7.93%
Morningstar Moderate Allocation Category Average[5]		11.39%	6.75%	6.54%
1.
In accordance with new regulatory requirements, the Portfolio has selected the Russell 3000® Index, which represents a broad measure of market performance, as a replacement for the S&P 500® Index. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.

2.
The S&P 500® Index, which represents a broad measure of market performance, is generally representative of the market sectors or types of investments in which the Portfolio invests. S&P® and S&P 500® are registered trademarks of Standard & Poor’s Financial Services LLC. The S&P 500® Index is widely regarded as the standard index for measuring large-cap U.S. stock market performance.

3.
The Bloomberg U.S. Aggregate Bond Index, which is generally representative of the market sectors or types of investments in which the Portfolio invests, is a broad-based benchmark that measures the performance of the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable rate mortgage pass-throughs), asset-backed securities and commercial mortgage-backed securities.

4.
The Janus Balanced Composite Index, which is generally representative of the market sectors or types of investments in which the Portfolio invests, comprised of the S&P 500® Index and the Bloomberg U.S. Aggregate Bond Index weighted 55%/45%, respectively.

5.
The Morningstar Moderate Allocation Category Average is representative of funds in allocation categories that seek to provide both income and capital appreciation by primarily investing in multiple asset classes, including stocks, bonds, and cash. These moderate strategies seek to balance preservation of capital with appreciation. They typically expect volatility similar to a strategic equity exposure between 50% and 70%. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares. Separate variable annuity and variable universal life insurance account and policy fees and charges are not reflected in the graph and table. If they were, returns would be less than those shown.
Key Portfolio Statistics
Portfolio's net assets	$1,756,021,791%
Total number of portfolio holdings	765%
Total advisory fees paid	$9,015,623%
Portfolio turnover rate	122%
Graphical Representation of Holdings
The tables below show the investment makeup of the Portfolio; percentages indicated are based on the Portfolio's net assets.
Top Ten Holdings and/or Issuers*
NVIDIA Corp.	5.4%
Microsoft Corp.	5.0%
Apple, Inc.	3.7%
UMBS, 30 Year, 2.00%-6.00%, due 2/1/37-12/1/54	3.7%
Amazon.com, Inc.	3.1%
U.S. Treasury Bonds, 4.25%-4.625%, due 11/15/44-8/15/54	2.9%
Alphabet, Inc., Class C	2.8%
Mastercard, Inc., Class A	2.4%
Meta Platforms, Inc., Class A	2.2%
U.S. Treasury Notes, 4.125%-4.25%, due 11/30/29-11/15/34	2.1%
* Excluding short-term investments
Portfolio Composition
Common Stocks	63.0%
U.S. Government & Federal Agencies	13.6%
Corporate Bonds	10.7%
Mortgage-Backed Securities	5.9%
Asset-Backed Securities	4.8%
Short-Term Investments	2.7%
Loan Assignments	0.6%
Foreign Government Bond	0.0%‡
Other Assets, Less Liabilities	(1.3)%
‡ Less than one-tenth of a percent.
Material Portfolio Changes
The following is a summary of certain changes and planned changes to the Portfolio since January 1, 2024:
In connection with a rebranding of the New York Life Investments products, the Portfolio’s name was changed from “MainStay VP Janus Henderson Balanced Portfolio” to “NYLI VP Janus Henderson Balanced Portfolio.” The Portfolio’s name change will not impact the management of the Portfolio.
The Portfolio modified its Principal Investment Strategies to provide that the Subadvisor may enter into “to be announced” or “TBA” commitments, invest in derivatives and to reflect the process the Subadvisor uses to identify and evaluate investment risks and opportunities associated with environmental, social and governance (ESG) factors. The Portfolio also modified the "Portfolio Management Risk" and added “Dividend-Paying Stock Risk”, “TBA Securities Risk”, “Derivatives Risk”, “Currency Risk”, “Floating Rate Notes and Variable Rate Notes Risk”, “Short Exposure Risk” and “Private Placement and Restricted Securities Risk” in connection with the strategy change.
For more complete information, you may review or order printed copies of the Portfolio’s next prospectus, which we expect to be available by May 1, 2025, at dfinview.com/NYLIM?site=VP. You may also call 800-624-6782 to obtain a copy of the Portfolio’s current prospectus.
Availability of Additional Information
At dfinview.com/NYLIM?site=VP, you can find additional information about the Portfolio, when available, including the Portfolio’s:
  Prospectus
  Financial information
  Portfolio holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.
The New York Life Variable Annuities and NYLIAC Variable Universal Life Insurance Products are issued by New York Life Insurance and Annuity Corporation (a Delaware Corporation) and distributed by NYLIFE Distributors LLC (Member FINRA/SIPC).
New York Life Insurance Company
New York Life Insurance and Annuity Corporation (NYLIAC)
51 Madison Avenue, Room 551
New York, NY 10010

New York Life Investment Management LLC is the investment manager to the NYLI VP Funds Trust.

“New York Life Investments” is both a service mark, and the common trade name, of certain investment advisors affiliated with New York Life Insurance Company. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.

NYLI VP MacKay Convertible Portfolio
(formerly known as MainStay VP MacKay Convertible Portfolio)
Initial Class
ANNUAL SHAREHOLDER REPORT | December 31, 2024
This annual shareholder report contains important information about NYLI VP MacKay Convertible Portfolio (the "Portfolio") for the period January 1, 2024 to December 31, 2024. You can find additional information about the Portfolio at dfinview.com/NYLIM?site=VP. You can also request this information by contacting us at 800-624-6782.
This report describes changes to the Portfolio that occurred during the reporting period.
What were the Portfolio costs for the last year?1
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[2]
Initial Class	$59	0.57%
1.
Does not include any separate account or policy fees or charges imposed under the variable annuity policies and variable universal life insurance policies for which the Portfolio is an investment option. If they were included, your costs would be higher.

2.	Excludes the fees and expenses of the acquired (underlying) funds in which the Portfolio invested.
What factors influenced Portfolio performance during the reporting period?
During the 12-month reporting period ended December 31, 2024, the Portfolio’s performance relative to the ICE BofA U.S. Convertible Index was determined by the outperformance and underperformance of various individual holdings, as well as lack of exposure to Index components that had a material impact on returns. Most significantly, the Portfolio held no exposure to the convertible bonds of MicroStrategy Inc., which rose sharply and had a large weighting in the Index.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Portfolio’s performance during the reporting period.
Key Factor	Summary	Impact
Utilities	Security selection, particularly exposure to the bonds of NRG Energy, which rose on growing demand for electric power for computer processors linked to artificial intelligence	Contributed
Consumer discretionary	Security selection, particularly positions in cruise operator Carnival and on-line travel operator Booking Holdings, both strong performers, and underweight exposure to Rivian Automotive, which underperformed.	Contributed
Materials	Lack of exposure to the only sector to post negative returns during the reporting period	Contributed
Information technology	Security selection, particularly lack of exposure to MicroStrategy, due to the speculative nature of the company's strategy of using bond sale proceeds to purchase bitcoin	Detracted
Industrials	Security selection, particularly lack of exposure to Rocket Lab USA, a company that provides launch services and space systems solutions for the space and defense industries, but which remains unprofitable, and underweight exposure to aerospace company Boeing	Detracted
Communication services	Security selection, particularly lack of exposure to telecom and cable operator EchoStar, which performed well after a proposed merger announcement	Detracted
Portfolio Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Portfolio (or for the life of the Portfolio, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period.
Average Annual Total Returns for the Year-Ended December 31, 2024	Inception Date	One Year	Five Years	Ten Years
Initial Class Shares	10/1/1996	8.64%	8.95%	8.57%
Bloomberg U.S. Aggregate Bond Index[1]		1.25%	(0.33)%	1.35%
ICE BofA U.S. Convertible Index[2]		11.14%	9.66%	9.07%
Morningstar Convertibles Category Average[3]		10.58%	7.73%	7.36%
1.
In accordance with new regulatory requirements, the Portfolio has selected the Bloomberg U.S. Aggregate Bond Index, which represents a broad measure of market performance, as a replacement for the ICE BofA U.S. Convertible Index. The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable rate mortgage pass-throughs), asset-backed securities and commercial mortgage-backed securities.

2.
The ICE BofA U.S. Convertible Index, which is generally representative of the market sectors or types of investments in which the Portfolio invests, is a market-capitalization weighted index of domestic corporate convertible securities. In order to be included in the ICE BofA U.S. Convertible Index, bonds and preferred stocks must be convertible only to common stock.

3.
The Morningstar Convertibles Category Average is representative of funds that are designed to offer some of the capital-appreciation potential of stock portfolios while also supplying some of the safety and yield of bond portfolios. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares. Separate variable annuity and variable universal life insurance account and policy fees and charges are not reflected in the graph and table. If they were, returns would be less than those shown.
Key Portfolio Statistics
Portfolio's net assets	$1,605,779,917%
Total number of portfolio holdings	107%
Total advisory fees paid	$9,310,803%
Portfolio turnover rate	34%
Graphical Representation of Holdings
The tables below show the investment makeup of the Portfolio; percentages indicated are based on the Portfolio's net assets.
Top Ten Holdings and/or Issuers*
Tetra Tech, Inc., 2.25%, due 8/15/28	2.2%
Lantheus Holdings, Inc., 2.625%, due 12/15/27	2.1%
Merit Medical Systems, Inc., 3.00%, due 2/1/29	2.0%
NRG Energy, Inc., 2.75%, due 6/1/48	2.0%
Post Holdings, Inc., 2.50%, due 8/15/27	2.0%
Exact Sciences Corp., 1.75%, due 4/15/31	1.9%
PG&E Corp., 4.25%, due 12/1/27	1.9%
Integer Holdings Corp., 2.125%, due 2/15/28	1.9%
Nice Ltd., (zero coupon), due 9/15/25	1.9%
Southwest Airlines Co., 1.25%, due 5/1/25	1.9%
* Excluding short-term investments
Portfolio Composition
Convertible Bonds	88.7%
Convertible Preferred Stocks	7.6%
Short-Term Investments	3.1%
Common Stocks	1.1%
Corporate Bond	0.0%‡
Other Assets, Less Liabilities	(0.5)%
‡ Less than one-tenth of a percent.
Material Portfolio Changes
The following is a summary of certain changes and planned changes to the Portfolio since January 1, 2024:
In connection with a rebranding of the New York Life Investments products, the Portfolio’s name was changed from “MainStay VP MacKay Convertible Portfolio” to “NYLI VP MacKay Convertible Portfolio.” The Portfolio’s name change will not impact the management of the Portfolio.
Effective February 28, 2024, Edward Silverstein and Thomas Wynn are portfolio managers of the Portfolio.
For more complete information, you may review or order printed copies of the Portfolio’s next prospectus, which we expect to be available by May 1, 2025, at dfinview.com/NYLIM?site=VP. You may also call 800-624-6782 to obtain a copy of the Portfolio’s current prospectus.
Availability of Additional Information
At dfinview.com/NYLIM?site=VP, you can find additional information about the Portfolio, when available, including the Portfolio’s:
  Prospectus
  Financial information
  Portfolio holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.
The New York Life Variable Annuities and NYLIAC Variable Universal Life Insurance Products are issued by New York Life Insurance and Annuity Corporation (a Delaware Corporation) and distributed by NYLIFE Distributors LLC (Member FINRA/SIPC).
New York Life Insurance Company
New York Life Insurance and Annuity Corporation (NYLIAC)
51 Madison Avenue, Room 551
New York, NY 10010

New York Life Investment Management LLC is the investment manager to the NYLI VP Funds Trust.

“New York Life Investments” is both a service mark, and the common trade name, of certain investment advisors affiliated with New York Life Insurance Company. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.

NYLI VP MacKay Convertible Portfolio
(formerly known as MainStay VP MacKay Convertible Portfolio)
Service 2 Class
ANNUAL SHAREHOLDER REPORT | December 31, 2024
This annual shareholder report contains important information about NYLI VP MacKay Convertible Portfolio (the "Portfolio") for the period January 1, 2024 to December 31, 2024. You can find additional information about the Portfolio at dfinview.com/NYLIM?site=VP. You can also request this information by contacting us at 800-624-6782.
This report describes changes to the Portfolio that occurred during the reporting period.
What were the Portfolio costs for the last year?1
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[2]
Service 2 Class	$96	0.92%
1.
Does not include any separate account or policy fees or charges imposed under the variable annuity policies and variable universal life insurance policies for which the Portfolio is an investment option. If they were included, your costs would be higher.

2.	Excludes the fees and expenses of the acquired (underlying) funds in which the Portfolio invested.
What factors influenced Portfolio performance during the reporting period?
During the 12-month reporting period ended December 31, 2024, the Portfolio’s performance relative to the ICE BofA U.S. Convertible Index was determined by the outperformance and underperformance of various individual holdings, as well as lack of exposure to Index components that had a material impact on returns. Most significantly, the Portfolio held no exposure to the convertible bonds of MicroStrategy Inc., which rose sharply and had a large weighting in the Index.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Portfolio’s performance during the reporting period.
Key Factor	Summary	Impact
Utilities	Security selection, particularly exposure to the bonds of NRG Energy, which rose on growing demand for electric power for computer processors linked to artificial intelligence	Contributed
Consumer discretionary	Security selection, particularly positions in cruise operator Carnival and on-line travel operator Booking Holdings, both strong performers, and underweight exposure to Rivian Automotive, which underperformed.	Contributed
Materials	Lack of exposure to the only sector to post negative returns during the reporting period	Contributed
Information technology	Security selection, particularly lack of exposure to MicroStrategy, due to the speculative nature of the company's strategy of using bond sale proceeds to purchase bitcoin	Detracted
Industrials	Security selection, particularly lack of exposure to Rocket Lab USA, a company that provides launch services and space systems solutions for the space and defense industries, but which remains unprofitable, and underweight exposure to aerospace company Boeing	Detracted
Communication services	Security selection, particularly lack of exposure to telecom and cable operator EchoStar, which performed well after a proposed merger announcement	Detracted
Portfolio Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Portfolio (or for the life of the Portfolio, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period.
Average Annual Total Returns for the Year-Ended December 31, 2024	Inception Date	One Year	Five Years	Since Inception
Service 2 Class Shares	4/26/2016	8.26%	8.57%	9.52%
Bloomberg U.S. Aggregate Bond Index[1]		1.25%	(0.33)%	1.15%
ICE BofA U.S. Convertible Index[2]		11.14%	9.66%	10.86%
Morningstar Convertibles Category Average[3]		10.58%	7.73%	8.68%
1.
In accordance with new regulatory requirements, the Portfolio has selected the Bloomberg U.S. Aggregate Bond Index, which represents a broad measure of market performance, as a replacement for the ICE BofA U.S. Convertible Index. The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable rate mortgage pass-throughs), asset-backed securities and commercial mortgage-backed securities.

2.
The ICE BofA U.S. Convertible Index, which is generally representative of the market sectors or types of investments in which the Portfolio invests, is a market-capitalization weighted index of domestic corporate convertible securities. In order to be included in the ICE BofA U.S. Convertible Index, bonds and preferred stocks must be convertible only to common stock.

3.
The Morningstar Convertibles Category Average is representative of funds that are designed to offer some of the capital-appreciation potential of stock portfolios while also supplying some of the safety and yield of bond portfolios. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares. Separate variable annuity and variable universal life insurance account and policy fees and charges are not reflected in the graph and table. If they were, returns would be less than those shown.
Key Portfolio Statistics
Portfolio's net assets	$1,605,779,917%
Total number of portfolio holdings	107%
Total advisory fees paid	$9,310,803%
Portfolio turnover rate	34%
Graphical Representation of Holdings
The tables below show the investment makeup of the Portfolio; percentages indicated are based on the Portfolio's net assets.
Top Ten Holdings and/or Issuers*
Tetra Tech, Inc., 2.25%, due 8/15/28	2.2%
Lantheus Holdings, Inc., 2.625%, due 12/15/27	2.1%
Merit Medical Systems, Inc., 3.00%, due 2/1/29	2.0%
NRG Energy, Inc., 2.75%, due 6/1/48	2.0%
Post Holdings, Inc., 2.50%, due 8/15/27	2.0%
Exact Sciences Corp., 1.75%, due 4/15/31	1.9%
PG&E Corp., 4.25%, due 12/1/27	1.9%
Integer Holdings Corp., 2.125%, due 2/15/28	1.9%
Nice Ltd., (zero coupon), due 9/15/25	1.9%
Southwest Airlines Co., 1.25%, due 5/1/25	1.9%
* Excluding short-term investments
Portfolio Composition
Convertible Bonds	88.7%
Convertible Preferred Stocks	7.6%
Short-Term Investments	3.1%
Common Stocks	1.1%
Corporate Bond	0.0%‡
Other Assets, Less Liabilities	(0.5)%
‡ Less than one-tenth of a percent.
Material Portfolio Changes
The following is a summary of certain changes and planned changes to the Portfolio since January 1, 2024:
In connection with a rebranding of the New York Life Investments products, the Portfolio’s name was changed from “MainStay VP MacKay Convertible Portfolio” to “NYLI VP MacKay Convertible Portfolio.” The Portfolio’s name change will not impact the management of the Portfolio.
Effective February 28, 2024, Edward Silverstein and Thomas Wynn are portfolio managers of the Portfolio.
For more complete information, you may review or order printed copies of the Portfolio’s next prospectus, which we expect to be available by May 1, 2025, at dfinview.com/NYLIM?site=VP. You may also call 800-624-6782 to obtain a copy of the Portfolio’s current prospectus.
Availability of Additional Information
At dfinview.com/NYLIM?site=VP, you can find additional information about the Portfolio, when available, including the Portfolio’s:
  Prospectus
  Financial information
  Portfolio holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.
The New York Life Variable Annuities and NYLIAC Variable Universal Life Insurance Products are issued by New York Life Insurance and Annuity Corporation (a Delaware Corporation) and distributed by NYLIFE Distributors LLC (Member FINRA/SIPC).
New York Life Insurance Company
New York Life Insurance and Annuity Corporation (NYLIAC)
51 Madison Avenue, Room 551
New York, NY 10010

New York Life Investment Management LLC is the investment manager to the NYLI VP Funds Trust.

“New York Life Investments” is both a service mark, and the common trade name, of certain investment advisors affiliated with New York Life Insurance Company. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.

NYLI VP MacKay Convertible Portfolio
(formerly known as MainStay VP MacKay Convertible Portfolio)
Service Class
ANNUAL SHAREHOLDER REPORT | December 31, 2024
This annual shareholder report contains important information about NYLI VP MacKay Convertible Portfolio (the "Portfolio") for the period January 1, 2024 to December 31, 2024. You can find additional information about the Portfolio at dfinview.com/NYLIM?site=VP. You can also request this information by contacting us at 800-624-6782.
This report describes changes to the Portfolio that occurred during the reporting period.
What were the Portfolio costs for the last year?1
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[2]
Service Class	$85	0.82%
1.
Does not include any separate account or policy fees or charges imposed under the variable annuity policies and variable universal life insurance policies for which the Portfolio is an investment option. If they were included, your costs would be higher.

2.	Excludes the fees and expenses of the acquired (underlying) funds in which the Portfolio invested.
What factors influenced Portfolio performance during the reporting period?
During the 12-month reporting period ended December 31, 2024, the Portfolio’s performance relative to the ICE BofA U.S. Convertible Index was determined by the outperformance and underperformance of various individual holdings, as well as lack of exposure to Index components that had a material impact on returns. Most significantly, the Portfolio held no exposure to the convertible bonds of MicroStrategy Inc., which rose sharply and had a large weighting in the Index.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Portfolio’s performance during the reporting period.
Key Factor	Summary	Impact
Utilities	Security selection, particularly exposure to the bonds of NRG Energy, which rose on growing demand for electric power for computer processors linked to artificial intelligence	Contributed
Consumer discretionary	Security selection, particularly positions in cruise operator Carnival and on-line travel operator Booking Holdings, both strong performers, and underweight exposure to Rivian Automotive, which underperformed.	Contributed
Materials	Lack of exposure to the only sector to post negative returns during the reporting period	Contributed
Information technology	Security selection, particularly lack of exposure to MicroStrategy, due to the speculative nature of the company's strategy of using bond sale proceeds to purchase bitcoin	Detracted
Industrials	Security selection, particularly lack of exposure to Rocket Lab USA, a company that provides launch services and space systems solutions for the space and defense industries, but which remains unprofitable, and underweight exposure to aerospace company Boeing	Detracted
Communication services	Security selection, particularly lack of exposure to telecom and cable operator EchoStar, which performed well after a proposed merger announcement	Detracted
Portfolio Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Portfolio (or for the life of the Portfolio, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period.
Average Annual Total Returns for the Year-Ended December 31, 2024	Inception Date	One Year	Five Years	Ten Years
Service Class Shares	6/5/2003	8.37%	8.68%	8.30%
Bloomberg U.S. Aggregate Bond Index[1]		1.25%	(0.33)%	1.35%
ICE BofA U.S. Convertible Index[2]		11.14%	9.66%	9.07%
Morningstar Convertibles Category Average[3]		10.58%	7.73%	7.36%
1.
In accordance with new regulatory requirements, the Portfolio has selected the Bloomberg U.S. Aggregate Bond Index, which represents a broad measure of market performance, as a replacement for the ICE BofA U.S. Convertible Index. The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable rate mortgage pass-throughs), asset-backed securities and commercial mortgage-backed securities.

2.
The ICE BofA U.S. Convertible Index, which is generally representative of the market sectors or types of investments in which the Portfolio invests, is a market-capitalization weighted index of domestic corporate convertible securities. In order to be included in the ICE BofA U.S. Convertible Index, bonds and preferred stocks must be convertible only to common stock.

3.
The Morningstar Convertibles Category Average is representative of funds that are designed to offer some of the capital-appreciation potential of stock portfolios while also supplying some of the safety and yield of bond portfolios. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares. Separate variable annuity and variable universal life insurance account and policy fees and charges are not reflected in the graph and table. If they were, returns would be less than those shown.
Key Portfolio Statistics
Portfolio's net assets	$1,605,779,917%
Total number of portfolio holdings	107%
Total advisory fees paid	$9,310,803%
Portfolio turnover rate	34%
Graphical Representation of Holdings
The tables below show the investment makeup of the Portfolio; percentages indicated are based on the Portfolio's net assets.
Top Ten Holdings and/or Issuers*
Tetra Tech, Inc., 2.25%, due 8/15/28	2.2%
Lantheus Holdings, Inc., 2.625%, due 12/15/27	2.1%
Merit Medical Systems, Inc., 3.00%, due 2/1/29	2.0%
NRG Energy, Inc., 2.75%, due 6/1/48	2.0%
Post Holdings, Inc., 2.50%, due 8/15/27	2.0%
Exact Sciences Corp., 1.75%, due 4/15/31	1.9%
PG&E Corp., 4.25%, due 12/1/27	1.9%
Integer Holdings Corp., 2.125%, due 2/15/28	1.9%
Nice Ltd., (zero coupon), due 9/15/25	1.9%
Southwest Airlines Co., 1.25%, due 5/1/25	1.9%
* Excluding short-term investments
Portfolio Composition
Convertible Bonds	88.7%
Convertible Preferred Stocks	7.6%
Short-Term Investments	3.1%
Common Stocks	1.1%
Corporate Bond	0.0%‡
Other Assets, Less Liabilities	(0.5)%
‡ Less than one-tenth of a percent.
Material Portfolio Changes
The following is a summary of certain changes and planned changes to the Portfolio since January 1, 2024:
In connection with a rebranding of the New York Life Investments products, the Portfolio’s name was changed from “MainStay VP MacKay Convertible Portfolio” to “NYLI VP MacKay Convertible Portfolio.” The Portfolio’s name change will not impact the management of the Portfolio.
Effective February 28, 2024, Edward Silverstein and Thomas Wynn are portfolio managers of the Portfolio.
For more complete information, you may review or order printed copies of the Portfolio’s next prospectus, which we expect to be available by May 1, 2025, at dfinview.com/NYLIM?site=VP. You may also call 800-624-6782 to obtain a copy of the Portfolio’s current prospectus.
Availability of Additional Information
At dfinview.com/NYLIM?site=VP, you can find additional information about the Portfolio, when available, including the Portfolio’s:
  Prospectus
  Financial information
  Portfolio holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.
The New York Life Variable Annuities and NYLIAC Variable Universal Life Insurance Products are issued by New York Life Insurance and Annuity Corporation (a Delaware Corporation) and distributed by NYLIFE Distributors LLC (Member FINRA/SIPC).
New York Life Insurance Company
New York Life Insurance and Annuity Corporation (NYLIAC)
51 Madison Avenue, Room 551
New York, NY 10010

New York Life Investment Management LLC is the investment manager to the NYLI VP Funds Trust.

“New York Life Investments” is both a service mark, and the common trade name, of certain investment advisors affiliated with New York Life Insurance Company. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.

NYLI VP PineStone International Equity Portfolio
(formerly known as MainStay VP PineStone International Equity Portfolio)
Initial Class
ANNUAL SHAREHOLDER REPORT | December 31, 2024
This annual shareholder report contains important information about NYLI VP PineStone International Equity Portfolio (the "Portfolio") for the period January 1, 2024 to December 31, 2024. You can find additional information about the Portfolio at dfinview.com/NYLIM?site=VP. You can also request this information by contacting us at 800-624-6782.
This report describes changes to the Portfolio that occurred during the reporting period.
What were the Portfolio costs for the last year?1
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$87	0.85%
1.
Does not include any separate account or policy fees or charges imposed under the variable annuity policies and variable universal life insurance policies for which the Portfolio is an investment option. If they were included, your costs would be higher.

What factors influenced Portfolio performance during the reporting period?
The Portfolio’s performance relative to the MSCI EAFE® Index (Net) during the 12-month reporting period ended December 31, 2024, was determined primarily by stock selection and allocation effects. Positive security selection in the information technology sector, along with positive allocation and selection effects in the materials sector, were offset by negative security selection in industrials, as well as negative sector allocation and security selection effects in consumer staples.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Portfolio’s performance during the reporting period.
Key Factor	Summary	Impact
Information technology	Security selection	Contributed
Materials	Security selection and underweight sector allocation	Contributed
Consumer discretionary	Security selection	Contributed
Industrials	Security selection	Detracted
Consumer staples	Security selection and overweight sector allocation	Detracted
Financials	Underweight sector allocation	Detracted
Portfolio Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Portfolio (or for the life of the Portfolio, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period. The Portfolio’s subadvisor changed effective January 1, 2018 due to an organizational restructuring whereby all investment personnel of Cornerstone Capital Management Holdings LLC, the former subadvisor, transitioned to MacKay Shields LLC. Effective August 28, 2023, the Portfolio replaced its subadvisor, changed its investment objective and modified its principal investment strategies. The past performance in the graph and table prior to that date reflects the Portfolio's prior subadvisor, investment objective and principal investment strategies.
Average Annual Total Returns for the Year-Ended December 31, 2024	Inception Date	One Year	Five Years	Ten Years
Initial Class Shares	5/1/1995	4.51%	1.69%	4.85%
MSCI EAFE® Index (Net)[1]		3.82%	4.73%	5.20%
MSCI ACWI® ex USA Index (Net)[2]		5.53%	4.10%	4.80%
Morningstar Foreign Large Growth Category Average[3]		5.18%	4.11%	5.80%
1.
The Portfolio has selected the MSCI EAFE® Index (Net) as a replacement for the MSCI ACWI® (All Country World Index) ex USA Index (Net) as its primary benchmark because it believes that the MSCI EAFE® Index (Net) is more reflective of its principal investment strategies. The MSCI EAFE® Index (Net) consists of international stocks representing the developed world outside of North America.

2.
The MSCI ACWI® ex USA Index (Net) is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets, excluding the U.S.

3.
The Morningstar Foreign Large Growth Category Average is representative of funds that focus on high-priced growth stocks, mainly outside of the United States. Most of these funds divide their assets among a dozen or more developed markets, including Japan, Britain, France, and Germany. These funds primarily invest in stocks that have market caps in the top 70% of each economically integrated market and will have less than 20% of assets invested in U.S. stocks. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares. Separate variable annuity and variable universal life insurance account and policy fees and charges are not reflected in the graph and table. If they were, returns would be less than those shown.
Key Portfolio Statistics
Portfolio's net assets	$434,457,691%
Total number of portfolio holdings	36%
Total advisory fees paid	$3,658,391%
Portfolio turnover rate	9%
Graphical Representation of Holdings
The tables below show the investment makeup of the Portfolio; percentages indicated are based on the Portfolio's net assets.
Top Ten Holdings and/or Issuers*
Taiwan Semiconductor Manufacturing Co. Ltd., Sponsored ADR	8.4%
London Stock Exchange Group plc	6.0%
Novo Nordisk A/S, Class B	5.0%
InterContinental Hotels Group plc	4.8%
EssilorLuxottica SA	4.5%
LVMH Moet Hennessy Louis Vuitton SE	4.4%
SAP SE	4.2%
ASML Holding NV	4.0%
Keyence Corp.	3.9%
Nestle SA (Registered)	3.7%
* Excluding short-term investments
Top Countries
United Kingdom	24.6%
France	16.1%
United States	13.1%
Taiwan	8.4%
Switzerland	8.2%
Japan	6.5%
Germany	5.7%
Denmark	5.0%
Netherlands	4.0%
Canada	2.5%
Material Portfolio Changes
The following is a summary of certain changes and planned changes to the Portfolio since January 1, 2024:
In connection with a rebranding of the New York Life Investments products, the Portfolio’s name was changed from “MainStay VP PineStone International Equity Portfolio” to “NYLI VP PineStone International Equity Portfolio.” The Portfolio’s name change will not impact the management of the Portfolio.
For more complete information, you may review or order printed copies of the Portfolio’s next prospectus, which we expect to be available by May 1, 2025, at dfinview.com/NYLIM?site=VP. You may also call 800-624-6782 to obtain a copy of the Portfolio’s current prospectus.
Availability of Additional Information
At dfinview.com/NYLIM?site=VP, you can find additional information about the Portfolio, when available, including the Portfolio’s:
  Prospectus
  Financial information
  Portfolio holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.
The New York Life Variable Annuities and NYLIAC Variable Universal Life Insurance Products are issued by New York Life Insurance and Annuity Corporation (a Delaware Corporation) and distributed by NYLIFE Distributors LLC (Member FINRA/SIPC).
New York Life Insurance Company
New York Life Insurance and Annuity Corporation (NYLIAC)
51 Madison Avenue, Room 551
New York, NY 10010

New York Life Investment Management LLC is the investment manager to the NYLI VP Funds Trust.

“New York Life Investments” is both a service mark, and the common trade name, of certain investment advisors affiliated with New York Life Insurance Company. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.

NYLI VP PineStone International Equity Portfolio
(formerly known as MainStay VP PineStone International Equity Portfolio)
Service Class
ANNUAL SHAREHOLDER REPORT | December 31, 2024
This annual shareholder report contains important information about NYLI VP PineStone International Equity Portfolio (the "Portfolio") for the period January 1, 2024 to December 31, 2024. You can find additional information about the Portfolio at dfinview.com/NYLIM?site=VP. You can also request this information by contacting us at 800-624-6782.
This report describes changes to the Portfolio that occurred during the reporting period.
What were the Portfolio costs for the last year?1
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$113	1.10%
1.
Does not include any separate account or policy fees or charges imposed under the variable annuity policies and variable universal life insurance policies for which the Portfolio is an investment option. If they were included, your costs would be higher.

What factors influenced Portfolio performance during the reporting period?
The Portfolio’s performance relative to the MSCI EAFE® Index (Net) during the 12-month reporting period ended December 31, 2024, was determined primarily by stock selection and allocation effects. Positive security selection in the information technology sector, along with positive allocation and selection effects in the materials sector, were offset by negative security selection in industrials, as well as negative sector allocation and security selection effects in consumer staples.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Portfolio’s performance during the reporting period.
Key Factor	Summary	Impact
Information technology	Security selection	Contributed
Materials	Security selection and underweight sector allocation	Contributed
Consumer discretionary	Security selection	Contributed
Industrials	Security selection	Detracted
Consumer staples	Security selection and overweight sector allocation	Detracted
Financials	Underweight sector allocation	Detracted
Portfolio Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Portfolio (or for the life of the Portfolio, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period. The Portfolio’s subadvisor changed effective January 1, 2018 due to an organizational restructuring whereby all investment personnel of Cornerstone Capital Management Holdings LLC, the former subadvisor, transitioned to MacKay Shields LLC. Effective August 28, 2023, the Portfolio replaced its subadvisor, changed its investment objective and modified its principal investment strategies. The past performance in the graph and table prior to that date reflects the Portfolio's prior subadvisor, investment objective and principal investment strategies.
Average Annual Total Returns for the Year-Ended December 31, 2024	Inception Date	One Year	Five Years	Ten Years
Service Class Shares	6/5/2003	4.25%	1.43%	4.59%
MSCI EAFE® Index (Net)[1]		3.82%	4.73%	5.20%
MSCI ACWI® ex USA Index (Net)[2]		5.53%	4.10%	4.80%
Morningstar Foreign Large Growth Category Average[3]		5.18%	4.11%	5.80%
1.
The Portfolio has selected the MSCI EAFE® Index (Net) as a replacement for the MSCI ACWI® (All Country World Index) ex USA Index (Net) as its primary benchmark because it believes that the MSCI EAFE® Index (Net) is more reflective of its principal investment strategies. The MSCI EAFE® Index (Net) consists of international stocks representing the developed world outside of North America.

2.
The MSCI ACWI® ex USA Index (Net) is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets, excluding the U.S.

3.
The Morningstar Foreign Large Growth Category Average is representative of funds that focus on high-priced growth stocks, mainly outside of the United States. Most of these funds divide their assets among a dozen or more developed markets, including Japan, Britain, France, and Germany. These funds primarily invest in stocks that have market caps in the top 70% of each economically integrated market and will have less than 20% of assets invested in U.S. stocks. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares. Separate variable annuity and variable universal life insurance account and policy fees and charges are not reflected in the graph and table. If they were, returns would be less than those shown.
Key Portfolio Statistics
Portfolio's net assets	$434,457,691%
Total number of portfolio holdings	36%
Total advisory fees paid	$3,658,391%
Portfolio turnover rate	9%
Graphical Representation of Holdings
The tables below show the investment makeup of the Portfolio; percentages indicated are based on the Portfolio's net assets.
Top Ten Holdings and/or Issuers*
Taiwan Semiconductor Manufacturing Co. Ltd., Sponsored ADR	8.4%
London Stock Exchange Group plc	6.0%
Novo Nordisk A/S, Class B	5.0%
InterContinental Hotels Group plc	4.8%
EssilorLuxottica SA	4.5%
LVMH Moet Hennessy Louis Vuitton SE	4.4%
SAP SE	4.2%
ASML Holding NV	4.0%
Keyence Corp.	3.9%
Nestle SA (Registered)	3.7%
* Excluding short-term investments
Top Countries
United Kingdom	24.6%
France	16.1%
United States	13.1%
Taiwan	8.4%
Switzerland	8.2%
Japan	6.5%
Germany	5.7%
Denmark	5.0%
Netherlands	4.0%
Canada	2.5%
Material Portfolio Changes
The following is a summary of certain changes and planned changes to the Portfolio since January 1, 2024:
In connection with a rebranding of the New York Life Investments products, the Portfolio’s name was changed from “MainStay VP PineStone International Equity Portfolio” to “NYLI VP PineStone International Equity Portfolio.” The Portfolio’s name change will not impact the management of the Portfolio.
For more complete information, you may review or order printed copies of the Portfolio’s next prospectus, which we expect to be available by May 1, 2025, at dfinview.com/NYLIM?site=VP. You may also call 800-624-6782 to obtain a copy of the Portfolio’s current prospectus.
Availability of Additional Information
At dfinview.com/NYLIM?site=VP, you can find additional information about the Portfolio, when available, including the Portfolio’s:
  Prospectus
  Financial information
  Portfolio holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.
The New York Life Variable Annuities and NYLIAC Variable Universal Life Insurance Products are issued by New York Life Insurance and Annuity Corporation (a Delaware Corporation) and distributed by NYLIFE Distributors LLC (Member FINRA/SIPC).
New York Life Insurance Company
New York Life Insurance and Annuity Corporation (NYLIAC)
51 Madison Avenue, Room 551
New York, NY 10010

New York Life Investment Management LLC is the investment manager to the NYLI VP Funds Trust.

“New York Life Investments” is both a service mark, and the common trade name, of certain investment advisors affiliated with New York Life Insurance Company. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.

NYLI VP S&P 500 Index Portfolio
(formerly known as MainStay VP S&P 500 Index Portfolio)
Initial Class
ANNUAL SHAREHOLDER REPORT | December 31, 2024
This annual shareholder report contains important information about NYLI VP S&P 500 Index Portfolio (the "Portfolio") for the period January 1, 2024 to December 31, 2024. You can find additional information about the Portfolio at dfinview.com/NYLIM?site=VP. You can also request this information by contacting us at 800-624-6782.
This report describes changes to the Portfolio that occurred during the reporting period.
What were the Portfolio costs for the last year?1
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[2]
Initial Class	$13	0.12%
1.
Does not include any separate account or policy fees or charges imposed under the variable annuity policies and variable universal life insurance policies for which the Portfolio is an investment option. If they were included, your costs would be higher.

2.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
What factors influenced Portfolio performance during the reporting period?
Although the Portfolio seeks investment results that correspond to the total return performance of common stocks in the aggregate, as represented by the S&P 500® Index, the Portfolio’s relative performance will typically lag that of the Index because the Portfolio incurs operating expenses that the Index does not.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Portfolio’s performance during the reporting period.
Key Factor	Summary	Impact
S&P 500® Information Technology Sector	Among the top industries by contribution	Contributed
S&P 500® Financials Sector	Among the top industries by contribution	Contributed
S&P 500® Communication Services Sector	Among the top industries by contribution	Contributed
S&P 500® Materials Sector	Among the worst industries by contribution	Detracted
S&P 500® Real Estate Sector	Among the worst industries by contribution	Detracted
S&P 500® Energy Sector	Among the worst industries by contribution	Detracted
Portfolio Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Portfolio (or for the life of the Portfolio, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period. The Portfolio’s subadvisor changed effective January 1, 2018 due to an organizational restructuring whereby all investment personnel of Cornerstone Capital Management Holdings LLC, the former subadvisor, transitioned to MacKay Shields LLC. The Portfolio's subadvisor changed again effective June 10, 2022 due to the transition of Francis J. Ok, the Portfolio's portfolio manager, from MacKay Shields LLC, a former subadvisor, to IndexIQ Advisors LLC, which is a wholly-owned, indirect subsidiary of New York Life Investment Holdings LLC.
Average Annual Total Returns for the Year-Ended December 31, 2024	Inception Date	One Year	Five Years	Ten Years
Initial Class Shares	1/29/1993	24.83%	14.38%	12.90%
S&P 500® Index[1]		25.02%	14.53%	13.10%
Morningstar Large Blend Category Average[2]		21.45%	12.89%	11.57%
1.
The Portfolio has selected the S&P 500® Index, which represents a broad measure of market performance, and is generally representative of the market sectors or types of investments in which the Portfolio invests. The S&P 500® Index is widely regarded as the standard index for measuring large-cap U.S. stock market performance. S&P® and S&P 500® are registered trademarks of Standard & Poor’s Financial Services LLC (“S&P”) and Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”). The foregoing trademarks have been licensed for use by S&P Dow Jones Indices LLC and sublicensed for certain purposes by New York Life Investment Management LLC. The S&P 500® Index is a product of S&P Dow Jones Indices LLC and has been licensed for use by New York Life Investment Management LLC. NYLI VP S&P 500 Index Portfolio is not sponsored, endorsed, sold or promoted by S&P Dow Jones Indices LLC, Dow Jones, S&P or their respective affiliates and neither S&P Dow Jones Indices LLC, Dow Jones, S&P nor their respective affiliates make any representation regarding the advisability of investing in such product(s).

2.
The Morningstar Large Blend Category Average is representative of funds that represent the overall U.S. stock market in size, growth rates and price. Stocks in the top 70% of the capitalization of the U.S. equity market are defined as large cap. The blend style is assigned to funds where neither growth nor value characteristics predominate. These funds tend to invest across the spectrum of U.S. industries, and owing to their broad exposure, the funds' returns are often similar to those of the S&P 500® Index. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares. Separate variable annuity and variable universal life insurance account and policy fees and charges are not reflected in the graph and table. If they were, returns would be less than those shown.
Key Portfolio Statistics
Portfolio's net assets	$4,753,142,637%
Total number of portfolio holdings	508%
Total advisory fees paid	$3,772,412%
Portfolio turnover rate	2%
Graphical Representation of Holdings
The tables below show the investment makeup of the Portfolio; percentages indicated are based on the Portfolio's net assets.
Top Ten Holdings and/or Issuers*
Apple, Inc.	7.5%
NVIDIA Corp.	6.5%
Microsoft Corp.	6.2%
Amazon.com, Inc.	4.1%
Alphabet, Inc.	4.0%
Meta Platforms, Inc., Class A	2.5%
Tesla, Inc.	2.2%
Broadcom, Inc.	2.1%
Berkshire Hathaway, Inc., Class B	1.6%
JPMorgan Chase & Co.	1.3%
* Excluding short-term investments
Top Industries
Semiconductors & Semiconductor Equipment	11.3%
Software	10.3%
Technology Hardware, Storage & Peripherals	7.9%
Interactive Media & Services	6.5%
Financial Services	4.4%
Broadline Retail	4.1%
Banks	3.3%
Capital Markets	3.1%
Pharmaceuticals	3.1%
Oil, Gas & Consumable Fuels	2.9%
Material Portfolio Changes
The following is a summary of certain changes and planned changes to the Portfolio since January 1, 2024:
In connection with a rebranding of the New York Life Investments products, the Portfolio’s name was changed from “MainStay VP S&P 500 Index Portfolio” to “NYLI VP S&P 500 Index Portfolio.” The Portfolio’s name change will not impact the management of the Portfolio.
On August 28, 2024, the day‑to‑day investment management services provided to the Portfolio by IndexIQ Advisors LLC (“IndexIQ Advisors”), an indirect, wholly owned subsidiary of New York Life Insurance Company, were transferred to New York Life Investment Management LLC (“NYLIM”), the investment manager of the Portfolio. NYLIM assumed the duties and obligations of IndexIQ Advisors and the personnel at IndexIQ Advisors who provided investment services to the Portfolio continued to provide the same investment management services to the Portfolio through NYLIM.
For more complete information, you may review or order printed copies of the Portfolio’s next prospectus, which we expect to be available by May 1, 2025, at dfinview.com/NYLIM?site=VP. You may also call 800-624-6782 to obtain a copy of the Portfolio’s current prospectus.
Availability of Additional Information
At dfinview.com/NYLIM?site=VP, you can find additional information about the Portfolio, when available, including the Portfolio’s:
  Prospectus
  Financial information
  Portfolio holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.
The New York Life Variable Annuities and NYLIAC Variable Universal Life Insurance Products are issued by New York Life Insurance and Annuity Corporation (a Delaware Corporation) and distributed by NYLIFE Distributors LLC (Member FINRA/SIPC).
New York Life Insurance Company
New York Life Insurance and Annuity Corporation (NYLIAC)
51 Madison Avenue, Room 551
New York, NY 10010

New York Life Investment Management LLC is the investment manager to the NYLI VP Funds Trust.

“New York Life Investments” is both a service mark, and the common trade name, of certain investment advisors affiliated with New York Life Insurance Company. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.

NYLI VP S&P 500 Index Portfolio
(formerly known as MainStay VP S&P 500 Index Portfolio)
Service Class
ANNUAL SHAREHOLDER REPORT | December 31, 2024
This annual shareholder report contains important information about NYLI VP S&P 500 Index Portfolio (the "Portfolio") for the period January 1, 2024 to December 31, 2024. You can find additional information about the Portfolio at dfinview.com/NYLIM?site=VP. You can also request this information by contacting us at 800-624-6782.
This report describes changes to the Portfolio that occurred during the reporting period.
What were the Portfolio costs for the last year?1
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[2]
Service Class	$42	0.37%
1.
Does not include any separate account or policy fees or charges imposed under the variable annuity policies and variable universal life insurance policies for which the Portfolio is an investment option. If they were included, your costs would be higher.

2.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
What factors influenced Portfolio performance during the reporting period?
Although the Portfolio seeks investment results that correspond to the total return performance of common stocks in the aggregate, as represented by the S&P 500® Index, the Portfolio’s relative performance will typically lag that of the Index because the Portfolio incurs operating expenses that the Index does not.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Portfolio’s performance during the reporting period.
Key Factor	Summary	Impact
S&P 500® Information Technology Sector	Among the top industries by contribution	Contributed
S&P 500® Financials Sector	Among the top industries by contribution	Contributed
S&P 500® Communication Services Sector	Among the top industries by contribution	Contributed
S&P 500® Materials Sector	Among the worst industries by contribution	Detracted
S&P 500® Real Estate Sector	Among the worst industries by contribution	Detracted
S&P 500® Energy Sector	Among the worst industries by contribution	Detracted
Portfolio Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Portfolio (or for the life of the Portfolio, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period. The Portfolio’s subadvisor changed effective January 1, 2018 due to an organizational restructuring whereby all investment personnel of Cornerstone Capital Management Holdings LLC, the former subadvisor, transitioned to MacKay Shields LLC. The Portfolio's subadvisor changed again effective June 10, 2022 due to the transition of Francis J. Ok, the Portfolio's portfolio manager, from MacKay Shields LLC, a former subadvisor, to IndexIQ Advisors LLC, which is a wholly-owned, indirect subsidiary of New York Life Investment Holdings LLC.
Average Annual Total Returns for the Year-Ended December 31, 2024	Inception Date	One Year	Five Years	Ten Years
Service Class Shares	6/5/2003	24.52%	14.10%	12.62%
S&P 500® Index[1]		25.02%	14.53%	13.10%
Morningstar Large Blend Category Average[2]		21.45%	12.89%	11.57%
1.
The Portfolio has selected the S&P 500® Index, which represents a broad measure of market performance, and is generally representative of the market sectors or types of investments in which the Portfolio invests. The S&P 500® Index is widely regarded as the standard index for measuring large-cap U.S. stock market performance. S&P® and S&P 500® are registered trademarks of Standard & Poor’s Financial Services LLC (“S&P”) and Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”). The foregoing trademarks have been licensed for use by S&P Dow Jones Indices LLC and sublicensed for certain purposes by New York Life Investment Management LLC. The S&P 500® Index is a product of S&P Dow Jones Indices LLC and has been licensed for use by New York Life Investment Management LLC. NYLI VP S&P 500 Index Portfolio is not sponsored, endorsed, sold or promoted by S&P Dow Jones Indices LLC, Dow Jones, S&P or their respective affiliates and neither S&P Dow Jones Indices LLC, Dow Jones, S&P nor their respective affiliates make any representation regarding the advisability of investing in such product(s).

2.
The Morningstar Large Blend Category Average is representative of funds that represent the overall U.S. stock market in size, growth rates and price. Stocks in the top 70% of the capitalization of the U.S. equity market are defined as large cap. The blend style is assigned to funds where neither growth nor value characteristics predominate. These funds tend to invest across the spectrum of U.S. industries, and owing to their broad exposure, the funds' returns are often similar to those of the S&P 500® Index. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares. Separate variable annuity and variable universal life insurance account and policy fees and charges are not reflected in the graph and table. If they were, returns would be less than those shown.
Key Portfolio Statistics
Portfolio's net assets	$4,753,142,637%
Total number of portfolio holdings	508%
Total advisory fees paid	$3,772,412%
Portfolio turnover rate	2%
Graphical Representation of Holdings
The tables below show the investment makeup of the Portfolio; percentages indicated are based on the Portfolio's net assets.
Top Ten Holdings and/or Issuers*
Apple, Inc.	7.5%
NVIDIA Corp.	6.5%
Microsoft Corp.	6.2%
Amazon.com, Inc.	4.1%
Alphabet, Inc.	4.0%
Meta Platforms, Inc., Class A	2.5%
Tesla, Inc.	2.2%
Broadcom, Inc.	2.1%
Berkshire Hathaway, Inc., Class B	1.6%
JPMorgan Chase & Co.	1.3%
* Excluding short-term investments
Top Industries
Semiconductors & Semiconductor Equipment	11.3%
Software	10.3%
Technology Hardware, Storage & Peripherals	7.9%
Interactive Media & Services	6.5%
Financial Services	4.4%
Broadline Retail	4.1%
Banks	3.3%
Capital Markets	3.1%
Pharmaceuticals	3.1%
Oil, Gas & Consumable Fuels	2.9%
Material Portfolio Changes
The following is a summary of certain changes and planned changes to the Portfolio since January 1, 2024:
In connection with a rebranding of the New York Life Investments products, the Portfolio’s name was changed from “MainStay VP S&P 500 Index Portfolio” to “NYLI VP S&P 500 Index Portfolio.” The Portfolio’s name change will not impact the management of the Portfolio.
On August 28, 2024, the day‑to‑day investment management services provided to the Portfolio by IndexIQ Advisors LLC (“IndexIQ Advisors”), an indirect, wholly owned subsidiary of New York Life Insurance Company, were transferred to New York Life Investment Management LLC (“NYLIM”), the investment manager of the Portfolio. NYLIM assumed the duties and obligations of IndexIQ Advisors and the personnel at IndexIQ Advisors who provided investment services to the Portfolio continued to provide the same investment management services to the Portfolio through NYLIM.
For more complete information, you may review or order printed copies of the Portfolio’s next prospectus, which we expect to be available by May 1, 2025, at dfinview.com/NYLIM?site=VP. You may also call 800-624-6782 to obtain a copy of the Portfolio’s current prospectus.
Availability of Additional Information
At dfinview.com/NYLIM?site=VP, you can find additional information about the Portfolio, when available, including the Portfolio’s:
  Prospectus
  Financial information
  Portfolio holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.
The New York Life Variable Annuities and NYLIAC Variable Universal Life Insurance Products are issued by New York Life Insurance and Annuity Corporation (a Delaware Corporation) and distributed by NYLIFE Distributors LLC (Member FINRA/SIPC).
New York Life Insurance Company
New York Life Insurance and Annuity Corporation (NYLIAC)
51 Madison Avenue, Room 551
New York, NY 10010

New York Life Investment Management LLC is the investment manager to the NYLI VP Funds Trust.

“New York Life Investments” is both a service mark, and the common trade name, of certain investment advisors affiliated with New York Life Insurance Company. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.

NYLI VP Natural Resources Portfolio
(formerly known as MainStay VP Natural Resources Portfolio)
Initial Class
ANNUAL SHAREHOLDER REPORT | December 31, 2024
This annual shareholder report contains important information about NYLI VP Natural Resources Portfolio (the "Portfolio") for the period January 1, 2024 to December 31, 2024. You can find additional information about the Portfolio at dfinview.com/NYLIM?site=VP. You can also request this information by contacting us at 800-624-6782.
This report describes changes to the Portfolio that occurred during the reporting period.
What were the Portfolio costs for the last year?1
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$84	0.84%
1.
Does not include any separate account or policy fees or charges imposed under the variable annuity policies and variable universal life insurance policies for which the Portfolio is an investment option. If they were included, your costs would be higher.

What factors influenced Portfolio performance during the reporting period?
Natural-resource equities are highly correlated to commodity prices. Commodity prices are largely determined by supply and demand factors, which can be affected by macroeconomic data, geopolitical events and idiosyncratic, subsector and/or company news. Each of these factors affected the strategy’s performance relative to the S&P Global Natural Resources Index during the 12-month reporting period ended December 31, 2024.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Portfolio’s performance during the reporting period.
Key Factor	Summary	Impact
International Paper Co.	Rose on news that the paper and pulp manufacturer was the target of an acquisition by Brazil's Suzano	Contributed
EQT Corp.	Continued to sell assets toward its $3-to-5 billion target, leading to lower debt, lower interest costs and the potential for higher shareholder returns	Contributed
Antero Resources Corp.	Benefited from an increase in natural-gas prices and strong export trends	Contributed
Darling Ingredients, Inc.	Came under pressure along with its industry as feedstock prices rose and margins contracted	Detracted
NOV Inc.	Declined as oil prices weakened due to concerns about slowing global growth and oversupply, which weighed on the entire energy space	Detracted
Cleveland-Cliffs, Inc.	Reported third-quarter results that missed on margins and free cash flow	Detracted
Portfolio Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Portfolio (or for the life of the Portfolio, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period. The Portfolio replaced its subadvisor, changed its investment objective and modified its principal investment strategies as of November 30, 2018. The past performance in the graph and table prior to that date reflects the Portfolio’s prior subadvisor, investment objective and principal investment strategies. The Portfolio's subadvisor changed effective September 1, 2021 due to an organizational restructuring whereby all investment personnel of Mellon Investments Corporation, the former subadvisor, transitioned to Newton Investment Management North America, LLC.
Average Annual Total Returns for the Year-Ended December 31, 2024	Inception Date	One Year	Five Years	Ten Years
Initial Class Shares	2/17/2012	0.74%	15.53%	5.04%
MSCI World Index (Net)[1]		18.67%	11.17%	9.95%
S&P Global Natural Resources Index[2]		(8.30)%	5.83%	5.31%
Morningstar Natural Resources Category Average[3]		(4.22)%	9.00%	5.42%
1.
In accordance with new regulatory requirements, the Portfolio has selected the MSCI World Index (Net), which represents a broad measure of market performance, as a replacement for the S&P Global Natural Resources Index. The MSCI World Index (Net) is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets.

2.
The S&P Global Natural Resources Index, which is generally representative of the market sectors or types of investments in which the Portfolio invests, includes 90 of the largest publicly-traded companies in natural resources and commodities businesses that meet specific investability requirements, offering investors diversified and investable equity exposure to agribusiness, energy, and metals & mining.

3.
The Morningstar Natural Resources Category Average is representative of funds that invest primarily on commodity-based industries such as energy, chemicals, minerals, and forest products in the United States or outside of the United States. Some funds invest across this spectrum to offer broad natural-resources exposure. Others concentrate heavily or even exclusively in specific industries. Funds that concentrate primarily in energy-related industries are part of the equity energy category. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares. Separate variable annuity and variable universal life insurance account and policy fees and charges are not reflected in the graph and table. If they were, returns would be less than those shown.
Key Portfolio Statistics
Portfolio's net assets	$300,394,379%
Total number of portfolio holdings	39%
Total advisory fees paid	$2,612,032%
Portfolio turnover rate	94%
Graphical Representation of Holdings
The tables below show the investment makeup of the Portfolio; percentages indicated are based on the Portfolio's net assets.
Top Ten Holdings and/or Issuers*
Permian Resources Corp.	5.0%
Diamondback Energy, Inc.	4.7%
International Paper Co.	4.7%
Darling Ingredients, Inc.	4.4%
Phillips 66	4.3%
Crescent Energy Co., Class A	4.2%
Freeport-McMoRan, Inc.	4.2%
Capstone Copper Corp.	4.1%
Canadian Natural Resources Ltd.	4.1%
Anglo American plc	4.0%
* Excluding short-term investments
Top Countries
United States	68.9%
Canada	20.9%
South Africa	4.6%
Luxembourg	4.0%
Australia	2.7%
Other Assets, Less Liabilities	(1.1)%
Material Portfolio Changes
The following is a summary of certain changes and planned changes to the Portfolio since January 1, 2024:
In connection with a rebranding of the New York Life Investments products, the Portfolio’s name was changed from “MainStay VP Natural Resources Portfolio” to “NYLI VP Natural Resources Portfolio.” The Portfolio’s name change will not impact the management of the Portfolio.
For more complete information, you may review or order printed copies of the Portfolio’s next prospectus, which we expect to be available by May 1, 2025, at dfinview.com/NYLIM?site=VP. You may also call 800-624-6782 to obtain a copy of the Portfolio’s current prospectus.
Availability of Additional Information
At dfinview.com/NYLIM?site=VP, you can find additional information about the Portfolio, when available, including the Portfolio’s:
  Prospectus
  Financial information
  Portfolio holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.
The New York Life Variable Annuities and NYLIAC Variable Universal Life Insurance Products are issued by New York Life Insurance and Annuity Corporation (a Delaware Corporation) and distributed by NYLIFE Distributors LLC (Member FINRA/SIPC).
New York Life Insurance Company
New York Life Insurance and Annuity Corporation (NYLIAC)
51 Madison Avenue, Room 551
New York, NY 10010

New York Life Investment Management LLC is the investment manager to the NYLI VP Funds Trust.

“New York Life Investments” is both a service mark, and the common trade name, of certain investment advisors affiliated with New York Life Insurance Company. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.

NYLI VP Small Cap Growth Portfolio
(formerly known as MainStay VP Small Cap Growth Portfolio)
Initial Class
ANNUAL SHAREHOLDER REPORT | December 31, 2024
This annual shareholder report contains important information about NYLI VP Small Cap Growth Portfolio (the "Portfolio") for the period January 1, 2024 to December 31, 2024. You can find additional information about the Portfolio at dfinview.com/NYLIM?site=VP. You can also request this information by contacting us at 800-624-6782.
This report describes changes to the Portfolio that occurred during the reporting period.
What were the Portfolio costs for the last year?1
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[2]
Initial Class	$89	0.85%
1.
Does not include any separate account or policy fees or charges imposed under the variable annuity policies and variable universal life insurance policies for which the Portfolio is an investment option. If they were included, your costs would be higher.

2.	Excludes the fees and expenses of the acquired (underlying) funds in which the Portfolio invested.
What factors influenced Portfolio performance during the reporting period?
During the 12-month reporting period ended December 31, 2024, separate portions of the Portfolio were subadvised by Segall Bryant & Hamill, LLC (“SBH”) and Brown Advisory LLC (“Brown Advisory”). Relative to the Russell 2000® Growth Index, the performance of the portion of the Portfolio subadvised by SBH was driven primarily by security selection, with sector allocation a secondary factor. The relative performance of the portion of the Portfolio subadvised by Brown Advisory was determined by a variety of factors, including investor enthusiasm for artificial intelligence and cryptocurrencies, and stock selection in the information technology, health care and consumer discretionary sectors.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Portfolio’s performance during the reporting period.
Key Factor	Summary	Impact
SBH
Financials	Strong stock selection, particularly with a number of securities operating in the capital markets industry	Contributed
Health care	Performance tailwinds from stock selection, including top contributors Natera, Inc. and Glaukos Corp, plus favorable sector allocation, primarily due to underweight biotechnology exposure	Contributed
Information technology sector	Security selection in the software and services industries (Sprout Social, Inc. and Endava plc), plus lack of exposure to Super Micro Computer, Inc.	Detracted
Materials	Negative stock selection	Detracted
Key Factor	Summary	Impact
Brown Advisory
Low-quality "risk-on" rally	Maintained a quality bias, which underperformed during the low-quality "risk-on" rally that occurred at the end of 2023 and continued into the early portion of 2024	Detracted
Information technology	Negative stock selection, with underweight exposure to high-flying artificial intelligence-related stocks	Detracted
Health care	Negative stock selection within the worst performing major small-cap sector	Detracted
Consumer discretionary	Negative stock selection	Detracted
Portfolio Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Portfolio (or for the life of the Portfolio, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period. Effective May 1, 2020, the Portfolio replaced its subadvisor and modified its principal investment strategies. The past performance in the graph and table prior to that date reflects the Portfolio’s prior subadvisor and principal investment strategies.
Average Annual Total Returns for the Year-Ended December 31, 2024	Inception Date	One Year	Five Years	Ten Years
Initial Class Shares	2/17/2012	10.41%	7.76%	8.33%
Russell 3000® Index[1]		23.81%	13.86%	12.55%
Russell 2000® Growth Index[2]		15.15%	6.86%	8.09%
Morningstar Small Growth Category Average[3]		14.98%	8.47%	9.31%
1.
In accordance with new regulatory requirements, the Portfolio has selected the Russell 3000® Index, which represents a broad measure of market performance, as a replacement for the Russell 2000® Growth Index. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.

2.
The Russell 2000® Growth Index, which is generally representative of the market sectors or types of investments in which the Portfolio invests, measures the performance of the small-cap growth segment of the U.S. equity universe. It includes those Russell 2000® Index companies with higher price-to-book ratios and higher forecasted growth values.

3.
The Morningstar Small Growth Category Average is representative of funds that focus on faster-growing companies whose shares are at the lower end of the market-capitalization range. These funds tend to favor companies in up-and-coming industries or young firms in their early growth stages. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares. Separate variable annuity and variable universal life insurance account and policy fees and charges are not reflected in the graph and table. If they were, returns would be less than those shown.
Key Portfolio Statistics
Portfolio's net assets	$463,354,242%
Total number of portfolio holdings	144%
Total advisory fees paid	$3,681,046%
Portfolio turnover rate	40%
Graphical Representation of Holdings
The tables below show the investment makeup of the Portfolio; percentages indicated are based on the Portfolio's net assets.
Top Ten Holdings and/or Issuers*
Bright Horizons Family Solutions, Inc.	2.2%
HealthEquity, Inc.	1.9%
Casella Waste Systems, Inc., Class A	1.9%
Waste Connections, Inc.	1.8%
SiTime Corp.	1.5%
Prosperity Bancshares, Inc.	1.4%
Dynatrace, Inc.	1.4%
CCC Intelligent Solutions Holdings, Inc.	1.3%
Valmont Industries, Inc.	1.3%
Blueprint Medicines Corp.	1.2%
* Excluding short-term investments
Top Industries
Software	9.7%
Biotechnology	7.9%
Health Care Providers & Services	7.1%
Commercial Services & Supplies	6.9%
Semiconductors & Semiconductor Equipment	5.5%
Health Care Equipment & Supplies	5.4%
Construction & Engineering	5.4%
Energy Equipment & Services	3.5%
Building Products	3.4%
Capital Markets	3.4%
Material Portfolio Changes
The following is a summary of certain changes and planned changes to the Portfolio since January 1, 2024:
In connection with a rebranding of the New York Life Investments products, the Portfolio’s name was changed from “MainStay VP Small Cap Growth Portfolio” to “NYLI VP Small Cap Growth Portfolio.” The Portfolio’s name change will not impact the management of the Portfolio.
For more complete information, you may review or order printed copies of the Portfolio’s next prospectus, which we expect to be available by May 1, 2025, at dfinview.com/NYLIM?site=VP. You may also call 800-624-6782 to obtain a copy of the Portfolio’s current prospectus.
Availability of Additional Information
At dfinview.com/NYLIM?site=VP, you can find additional information about the Portfolio, when available, including the Portfolio’s:
  Prospectus
  Financial information
  Portfolio holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.
The New York Life Variable Annuities and NYLIAC Variable Universal Life Insurance Products are issued by New York Life Insurance and Annuity Corporation (a Delaware Corporation) and distributed by NYLIFE Distributors LLC (Member FINRA/SIPC).
New York Life Insurance Company
New York Life Insurance and Annuity Corporation (NYLIAC)
51 Madison Avenue, Room 551
New York, NY 10010

New York Life Investment Management LLC is the investment manager to the NYLI VP Funds Trust.

“New York Life Investments” is both a service mark, and the common trade name, of certain investment advisors affiliated with New York Life Insurance Company. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.

NYLI VP Small Cap Growth Portfolio
(formerly known as MainStay VP Small Cap Growth Portfolio)
Service Class
ANNUAL SHAREHOLDER REPORT | December 31, 2024
This annual shareholder report contains important information about NYLI VP Small Cap Growth Portfolio (the "Portfolio") for the period January 1, 2024 to December 31, 2024. You can find additional information about the Portfolio at dfinview.com/NYLIM?site=VP. You can also request this information by contacting us at 800-624-6782.
This report describes changes to the Portfolio that occurred during the reporting period.
What were the Portfolio costs for the last year?1
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[2]
Service Class	$116	1.10%
1.
Does not include any separate account or policy fees or charges imposed under the variable annuity policies and variable universal life insurance policies for which the Portfolio is an investment option. If they were included, your costs would be higher.

2.	Excludes the fees and expenses of the acquired (underlying) funds in which the Portfolio invested.
What factors influenced Portfolio performance during the reporting period?
During the 12-month reporting period ended December 31, 2024, separate portions of the Portfolio were subadvised by Segall Bryant & Hamill, LLC (“SBH”) and Brown Advisory LLC (“Brown Advisory”). Relative to the Russell 2000® Growth Index, the performance of the portion of the Portfolio subadvised by SBH was driven primarily by security selection, with sector allocation a secondary factor. The relative performance of the portion of the Portfolio subadvised by Brown Advisory was determined by a variety of factors, including investor enthusiasm for artificial intelligence and cryptocurrencies, and stock selection in the information technology, health care and consumer discretionary sectors.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Portfolio’s performance during the reporting period.
Key Factor	Summary	Impact
SBH
Financials	Strong stock selection, particularly with a number of securities operating in the capital markets industry	Contributed
Health care	Performance tailwinds from stock selection, including top contributors Natera, Inc. and Glaukos Corp, plus favorable sector allocation, primarily due to underweight biotechnology exposure	Contributed
Information technology sector	Security selection in the software and services industries (Sprout Social, Inc. and Endava plc), plus lack of exposure to Super Micro Computer, Inc.	Detracted
Materials	Negative stock selection	Detracted
Key Factor	Summary	Impact
Brown Advisory
Low-quality "risk-on" rally	Maintained a quality bias, which underperformed during the low-quality "risk-on" rally that occurred at the end of 2023 and continued into the early portion of 2024	Detracted
Information technology	Negative stock selection, with underweight exposure to high-flying artificial intelligence-related stocks	Detracted
Health care	Negative stock selection within the worst performing major small-cap sector	Detracted
Consumer discretionary	Negative stock selection	Detracted
Portfolio Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Portfolio (or for the life of the Portfolio, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period. Effective May 1, 2020, the Portfolio replaced its subadvisor and modified its principal investment strategies. The past performance in the graph and table prior to that date reflects the Portfolio’s prior subadvisor and principal investment strategies.
Average Annual Total Returns for the Year-Ended December 31, 2024	Inception Date	One Year	Five Years	Ten Years
Service Class Shares	2/17/2012	10.13%	7.49%	8.06%
Russell 3000® Index[1]		23.81%	13.86%	12.55%
Russell 2000® Growth Index[2]		15.15%	6.86%	8.09%
Morningstar Small Growth Category Average[3]		14.98%	8.47%	9.31%
1.
In accordance with new regulatory requirements, the Portfolio has selected the Russell 3000® Index, which represents a broad measure of market performance, as a replacement for the Russell 2000® Growth Index. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.

2.
The Russell 2000® Growth Index, which is generally representative of the market sectors or types of investments in which the Portfolio invests, measures the performance of the small-cap growth segment of the U.S. equity universe. It includes those Russell 2000® Index companies with higher price-to-book ratios and higher forecasted growth values.

3.
The Morningstar Small Growth Category Average is representative of funds that focus on faster-growing companies whose shares are at the lower end of the market-capitalization range. These funds tend to favor companies in up-and-coming industries or young firms in their early growth stages. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares. Separate variable annuity and variable universal life insurance account and policy fees and charges are not reflected in the graph and table. If they were, returns would be less than those shown.
Key Portfolio Statistics
Portfolio's net assets	$463,354,242%
Total number of portfolio holdings	144%
Total advisory fees paid	$3,681,046%
Portfolio turnover rate	40%
Graphical Representation of Holdings
The tables below show the investment makeup of the Portfolio; percentages indicated are based on the Portfolio's net assets.
Top Ten Holdings and/or Issuers*
Bright Horizons Family Solutions, Inc.	2.2%
HealthEquity, Inc.	1.9%
Casella Waste Systems, Inc., Class A	1.9%
Waste Connections, Inc.	1.8%
SiTime Corp.	1.5%
Prosperity Bancshares, Inc.	1.4%
Dynatrace, Inc.	1.4%
CCC Intelligent Solutions Holdings, Inc.	1.3%
Valmont Industries, Inc.	1.3%
Blueprint Medicines Corp.	1.2%
* Excluding short-term investments
Top Industries
Software	9.7%
Biotechnology	7.9%
Health Care Providers & Services	7.1%
Commercial Services & Supplies	6.9%
Semiconductors & Semiconductor Equipment	5.5%
Health Care Equipment & Supplies	5.4%
Construction & Engineering	5.4%
Energy Equipment & Services	3.5%
Building Products	3.4%
Capital Markets	3.4%
Material Portfolio Changes
The following is a summary of certain changes and planned changes to the Portfolio since January 1, 2024:
In connection with a rebranding of the New York Life Investments products, the Portfolio’s name was changed from “MainStay VP Small Cap Growth Portfolio” to “NYLI VP Small Cap Growth Portfolio.” The Portfolio’s name change will not impact the management of the Portfolio.
For more complete information, you may review or order printed copies of the Portfolio’s next prospectus, which we expect to be available by May 1, 2025, at dfinview.com/NYLIM?site=VP. You may also call 800-624-6782 to obtain a copy of the Portfolio’s current prospectus.
Availability of Additional Information
At dfinview.com/NYLIM?site=VP, you can find additional information about the Portfolio, when available, including the Portfolio’s:
  Prospectus
  Financial information
  Portfolio holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.
The New York Life Variable Annuities and NYLIAC Variable Universal Life Insurance Products are issued by New York Life Insurance and Annuity Corporation (a Delaware Corporation) and distributed by NYLIFE Distributors LLC (Member FINRA/SIPC).
New York Life Insurance Company
New York Life Insurance and Annuity Corporation (NYLIAC)
51 Madison Avenue, Room 551
New York, NY 10010

New York Life Investment Management LLC is the investment manager to the NYLI VP Funds Trust.

“New York Life Investments” is both a service mark, and the common trade name, of certain investment advisors affiliated with New York Life Insurance Company. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.

NYLI VP Wellington Growth Portfolio
(formerly known as MainStay VP Wellington Growth Portfolio)
Initial Class
ANNUAL SHAREHOLDER REPORT | December 31, 2024
This annual shareholder report contains important information about NYLI VP Wellington Growth Portfolio (the "Portfolio") for the period January 1, 2024 to December 31, 2024. You can find additional information about the Portfolio at dfinview.com/NYLIM?site=VP. You can also request this information by contacting us at 800-624-6782.
This report describes changes to the Portfolio that occurred during the reporting period.
What were the Portfolio costs for the last year?1
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$81	0.72%
1.
Does not include any separate account or policy fees or charges imposed under the variable annuity policies and variable universal life insurance policies for which the Portfolio is an investment option. If they were included, your costs would be higher.

What factors influenced Portfolio performance during the reporting period?
During the 12-month reporting period ended December 31, 2024, the Portfolio’s performance relative to the Russell 1000® Growth Index was determined by security selection and sector allocation. Security selection within information technology detracted most, while lack of exposure to consumer staples contributed positively.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Portfolio’s performance during the reporting period.
Key Factor	Summary	Impact
Consumer staples	Lack of exposure and an underweight position	Contributed
Consumer discretionary	Strong security selection and an underweight position	Contributed
Communication services	Strong security selection	Contributed
Information technology	Weak security selection and an underweight position	Detracted
Health care	An overweight position	Detracted
Industrials	An overweight position	Detracted
Portfolio Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Portfolio (or for the life of the Portfolio, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period. Effective July 29, 2016, the Portfolio's principal investment strategies were modified in connection with changes to the Portfolio's subadvisor. The past performance in the graph and table prior to that date reflects the Portfolio's prior subadvisor and principal investment strategies. The Portfolio’s subadvisor changed effective January 1, 2018, due to an organizational restructuring whereby all investment personnel of Cornerstone Capital Management Holdings LLC, the former subadvisor, transitioned to MacKay Shields LLC. Effective May 1, 2021, the Portfolio replaced its subadvisor and modified its principal investment strategies. The past performance prior to these dates reflect the Portfolio's subadvisor and principal investment strategies.
Average Annual Total Returns for the Year-Ended December 31, 2024	Inception Date	One Year	Five Years	Ten Years
Initial Class Shares	1/29/1993	26.13%	13.11%	11.96%
Russell 3000® Index[1]		23.81%	13.86%	12.55%
Russell 1000® Growth Index[2]		33.36%	18.96%	16.78%
Morningstar Large Growth Category Average[3]		28.96%	15.42%	14.02%
1.
In accordance with new regulatory requirements, the Portfolio has selected the Russell 3000® Index, which represents a broad measure of market performance, as a replacement for the Russell 1000® Growth Index. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.

2.
The Russell 1000® Growth Index, which is generally representative of the market sectors or types of investments in which the Portfolio invests, measures the performance of the large-cap growth segment of the U.S. equity universe. It includes those Russell 1000® Index companies with higher price-to-book ratios and higher forecasted growth values.

3.
The Morningstar Large Growth Category Average is representative of funds that invest primarily in big U.S. companies that are projected to grow faster than other large-cap stocks. Stocks in the top 70% of the capitalization of the U.S. equity market are defined as large cap. Growth is defined based on fast growth and high valuations. Most of these funds focus on companies in rapidly expanding industries. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares. Separate variable annuity and variable universal life insurance account and policy fees and charges are not reflected in the graph and table. If they were, returns would be less than those shown.
Key Portfolio Statistics
Portfolio's net assets	$664,287,003%
Total number of portfolio holdings	54%
Total advisory fees paid	$4,473,661%
Portfolio turnover rate	66%
Graphical Representation of Holdings
The tables below show the investment makeup of the Portfolio; percentages indicated are based on the Portfolio's net assets.
Top Ten Holdings and/or Issuers*
NVIDIA Corp.	10.2%
Microsoft Corp.	8.5%
Amazon.com, Inc.	6.8%
Alphabet, Inc., Class C	5.3%
Apple, Inc.	5.2%
Broadcom, Inc.	4.4%
Meta Platforms, Inc., Class A	4.2%
Tesla, Inc.	4.0%
Eli Lilly & Co.	3.5%
Mastercard, Inc., Class A	3.1%
* Excluding short-term investments
Top Industries
Semiconductors & Semiconductor Equipment	19.3%
Software	15.0%
Interactive Media & Services	9.5%
Capital Markets	7.1%
Broadline Retail	6.8%
Technology Hardware, Storage & Peripherals	5.2%
Entertainment	4.5%
Pharmaceuticals	4.4%
Automobiles	4.0%
Financial Services	3.8%
Material Portfolio Changes
The following is a summary of certain changes and planned changes to the Portfolio since January 1, 2024:
In connection with a rebranding of the New York Life Investments products, the Fund’s name was changed from “MainStay VP Wellington Growth Portfolio” to “NYLI VP Wellington Growth Portfolio.” The Fund’s name change will not impact the management of the Fund.
For more complete information, you may review or order printed copies of the Fund’s next prospectus, which we expect to be available by May 1, 2025, at dfinview.com/NYLIM?site=VP. You may also call 800-624-6782 to obtain a copy of the Fund’s current prospectus.
Availability of Additional Information
At dfinview.com/NYLIM?site=VP, you can find additional information about the Portfolio, when available, including the Portfolio’s:
  Prospectus
  Financial information
  Portfolio holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.
The New York Life Variable Annuities and NYLIAC Variable Universal Life Insurance Products are issued by New York Life Insurance and Annuity Corporation (a Delaware Corporation) and distributed by NYLIFE Distributors LLC (Member FINRA/SIPC).
New York Life Insurance Company
New York Life Insurance and Annuity Corporation (NYLIAC)
51 Madison Avenue, Room 551
New York, NY 10010

New York Life Investment Management LLC is the investment manager to the NYLI VP Funds Trust.

“New York Life Investments” is both a service mark, and the common trade name, of certain investment advisors affiliated with New York Life Insurance Company. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.

NYLI VP Wellington Growth Portfolio
(formerly known as MainStay VP Wellington Growth Portfolio)
Service Class
ANNUAL SHAREHOLDER REPORT | December 31, 2024
This annual shareholder report contains important information about NYLI VP Wellington Growth Portfolio (the "Portfolio") for the period January 1, 2024 to December 31, 2024. You can find additional information about the Portfolio at dfinview.com/NYLIM?site=VP. You can also request this information by contacting us at 800-624-6782.
This report describes changes to the Portfolio that occurred during the reporting period.
What were the Portfolio costs for the last year?1
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$109	0.97%
1.
Does not include any separate account or policy fees or charges imposed under the variable annuity policies and variable universal life insurance policies for which the Portfolio is an investment option. If they were included, your costs would be higher.

What factors influenced Portfolio performance during the reporting period?
During the 12-month reporting period ended December 31, 2024, the Portfolio’s performance relative to the Russell 1000® Growth Index was determined by security selection and sector allocation. Security selection within information technology detracted most, while lack of exposure to consumer staples contributed positively.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Portfolio’s performance during the reporting period.
Key Factor	Summary	Impact
Consumer staples	Lack of exposure and an underweight position	Contributed
Consumer discretionary	Strong security selection and an underweight position	Contributed
Communication services	Strong security selection	Contributed
Information technology	Weak security selection and an underweight position	Detracted
Health care	An overweight position	Detracted
Industrials	An overweight position	Detracted
Portfolio Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Portfolio (or for the life of the Portfolio, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period. Effective July 29, 2016, the Portfolio's principal investment strategies were modified in connection with changes to the Portfolio's subadvisor. The past performance in the graph and table prior to that date reflects the Portfolio's prior subadvisor and principal investment strategies. The Portfolio’s subadvisor changed effective January 1, 2018, due to an organizational restructuring whereby all investment personnel of Cornerstone Capital Management Holdings LLC, the former subadvisor, transitioned to MacKay Shields LLC. Effective May 1, 2021, the Portfolio replaced its subadvisor and modified its principal investment strategies. The past performance prior to these dates reflect the Portfolio's subadvisor and principal investment strategies.
Average Annual Total Returns for the Year-Ended December 31, 2024	Inception Date	One Year	Five Years	Ten Years
Service Class Shares	6/5/2003	25.82%	12.82%	11.68%
Russell 3000® Index[1]		23.81%	13.86%	12.55%
Russell 1000® Growth Index[2]		33.36%	18.96%	16.78%
Morningstar Large Growth Category Average[3]		28.96%	15.42%	14.02%
1.
In accordance with new regulatory requirements, the Portfolio has selected the Russell 3000® Index, which represents a broad measure of market performance, as a replacement for the Russell 1000® Growth Index. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.

2.
The Russell 1000® Growth Index, which is generally representative of the market sectors or types of investments in which the Portfolio invests, measures the performance of the large-cap growth segment of the U.S. equity universe. It includes those Russell 1000® Index companies with higher price-to-book ratios and higher forecasted growth values.

3.
The Morningstar Large Growth Category Average is representative of funds that invest primarily in big U.S. companies that are projected to grow faster than other large-cap stocks. Stocks in the top 70% of the capitalization of the U.S. equity market are defined as large cap. Growth is defined based on fast growth and high valuations. Most of these funds focus on companies in rapidly expanding industries. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares. Separate variable annuity and variable universal life insurance account and policy fees and charges are not reflected in the graph and table. If they were, returns would be less than those shown.
Key Portfolio Statistics
Portfolio's net assets	$664,287,003%
Total number of portfolio holdings	54%
Total advisory fees paid	$4,473,661%
Portfolio turnover rate	66%
Graphical Representation of Holdings
The tables below show the investment makeup of the Portfolio; percentages indicated are based on the Portfolio's net assets.
Top Ten Holdings and/or Issuers*
NVIDIA Corp.	10.2%
Microsoft Corp.	8.5%
Amazon.com, Inc.	6.8%
Alphabet, Inc., Class C	5.3%
Apple, Inc.	5.2%
Broadcom, Inc.	4.4%
Meta Platforms, Inc., Class A	4.2%
Tesla, Inc.	4.0%
Eli Lilly & Co.	3.5%
Mastercard, Inc., Class A	3.1%
* Excluding short-term investments
Top Industries
Semiconductors & Semiconductor Equipment	19.3%
Software	15.0%
Interactive Media & Services	9.5%
Capital Markets	7.1%
Broadline Retail	6.8%
Technology Hardware, Storage & Peripherals	5.2%
Entertainment	4.5%
Pharmaceuticals	4.4%
Automobiles	4.0%
Financial Services	3.8%
Material Portfolio Changes
The following is a summary of certain changes and planned changes to the Portfolio since January 1, 2024:
In connection with a rebranding of the New York Life Investments products, the Fund’s name was changed from “MainStay VP Wellington Growth Portfolio” to “NYLI VP Wellington Growth Portfolio.” The Fund’s name change will not impact the management of the Fund.
For more complete information, you may review or order printed copies of the Fund’s next prospectus, which we expect to be available by May 1, 2025, at dfinview.com/NYLIM?site=VP. You may also call 800-624-6782 to obtain a copy of the Fund’s current prospectus.
Availability of Additional Information
At dfinview.com/NYLIM?site=VP, you can find additional information about the Portfolio, when available, including the Portfolio’s:
  Prospectus
  Financial information
  Portfolio holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.
The New York Life Variable Annuities and NYLIAC Variable Universal Life Insurance Products are issued by New York Life Insurance and Annuity Corporation (a Delaware Corporation) and distributed by NYLIFE Distributors LLC (Member FINRA/SIPC).
New York Life Insurance Company
New York Life Insurance and Annuity Corporation (NYLIAC)
51 Madison Avenue, Room 551
New York, NY 10010

New York Life Investment Management LLC is the investment manager to the NYLI VP Funds Trust.

“New York Life Investments” is both a service mark, and the common trade name, of certain investment advisors affiliated with New York Life Insurance Company. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.

NYLI VP Wellington Small Cap Portfolio
(formerly known as MainStay VP Wellington Small Cap Portfolio)
Initial Class
ANNUAL SHAREHOLDER REPORT | December 31, 2024
This annual shareholder report contains important information about NYLI VP Wellington Small Cap Portfolio (the "Portfolio") for the period January 1, 2024 to December 31, 2024. You can find additional information about the Portfolio at dfinview.com/NYLIM?site=VP. You can also request this information by contacting us at 800-624-6782.
This report describes changes to the Portfolio that occurred during the reporting period.
What were the Portfolio costs for the last year?1
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[2]
Initial Class	$79	0.74%
1.
Does not include any separate account or policy fees or charges imposed under the variable annuity policies and variable universal life insurance policies for which the Portfolio is an investment option. If they were included, your costs would be higher.

2.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
What factors influenced Portfolio performance during the reporting period?
During the 12-month reporting period ended December 31, 2024, the Portfolio’s performance relative to the Russell 2000® Index was primarily determined by security selection. Sector allocation, a result of our bottom-up stock selection process, also affected relative returns.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Portfolio’s performance during the reporting period.
Key Factor	Summary	Impact
Health Care	Security selection and underweight allocation	Contributed
Financials	Security selection	Contributed
Hims & Hers Health, Inc.	Overweight exposure	Contributed
Super Micro Computer, Inc.	Lack of exposure	Detracted
Consumer Discretionary	Security selection and overweight allocation	Detracted
Materials	Security selection	Detracted
Portfolio Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Portfolio (or for the life of the Portfolio, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period. The Portfolio's subadvisor changed effective January 1, 2018, due to an organizational restructuring whereby all investment personnel of Cornerstone Capital Management Holdings LLC, the former subadvisor, transitioned to MacKay Shields LLC. Effective May 1, 2021, the Portfolio replaced its subadvisor, MacKay Shields LLC, and modified its principal investment strategies. The past performance in the graph and table prior to those dates reflect the Portfolio's subadvisors and principal investment strategies.
Average Annual Total Returns for the Year-Ended December 31, 2024	Inception Date	One Year	Five Years	Since Inception
Initial Class Shares	5/2/2016	14.41%	6.06%	7.17%
Russell 3000® Index[1]		23.81%	13.86%	14.24%
Russell 2000® Index[2]		11.54%	7.40%	9.53%
Morningstar Small Blend Category Average[3]		11.15%	8.63%	8.89%
1.
In accordance with new regulatory requirements, the Portfolio has selected the Russell 3000® Index, which represents a broad measure of market performance, as a replacement for the Russell 2000® Index. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.

2.
The Russell 2000® Index, which is generally representative of the market sectors or types of investments in which the Portfolio invests, measures the performance of the small-cap segment of the U.S. equity universe. It is a subset of the Russell 3000® Index and includes approximately 2,000 of the smallest securities based on a combination of their market cap and current index membership.

3.
The Morningstar Small Blend Category Average is representative of funds that favor U.S. firms at the smaller end of the market-capitalization range. Some aim to own an array of value and growth stocks while others employ a discipline that leads to holdings with valuations and growth rates close to the small-cap averages. Stocks in the bottom 10% of the capitalization of the U.S. equity market are defined as small cap. The blend style is assigned to funds where neither growth nor value characteristics predominate. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares. Separate variable annuity and variable universal life insurance account and policy fees and charges are not reflected in the graph and table. If they were, returns would be less than those shown.
Key Portfolio Statistics
Portfolio's net assets	$378,497,828%
Total number of portfolio holdings	261%
Total advisory fees paid	$2,727,352%
Portfolio turnover rate	59%
Graphical Representation of Holdings
The tables below show the investment makeup of the Portfolio; percentages indicated are based on the Portfolio's net assets.
Top Ten Holdings and/or Issuers*
iShares Russell 2000 ETF	1.7%
iShares Russell 2000 Value ETF	1.6%
Champion Homes, Inc.	1.5%
Hims & Hers Health, Inc.	1.3%
Cadence Bank	1.1%
Kaiser Aluminum Corp.	1.0%
Remitly Global, Inc.	1.0%
Magnite, Inc.	0.9%
Enova International, Inc.	0.9%
Repay Holdings Corp.	0.9%
* Excluding short-term investments
Top Industries
Banks	10.3%
Software	7.2%
Biotechnology	7.2%
Financial Services	4.5%
Health Care Equipment & Supplies	4.3%
Exchange–Traded Funds	3.8%
Trading Companies & Distributors	3.4%
Commercial Services & Supplies	3.1%
Household Durables	3.0%
Consumer Finance	2.7%
Material Portfolio Changes
The following is a summary of certain changes and planned changes to the Portfolio since January 1, 2024:
In connection with a rebranding of the New York Life Investments products, the Portfolio’s name was changed from “MainStay VP Wellington Small Cap Portfolio” to “NYLI VP Wellington Small Cap Portfolio.” The Portfolio’s name change will not impact the management of the Portfolio.
For more complete information, you may review or order printed copies of the Portfolio’s next prospectus, which we expect to be available by May 1, 2025, at dfinview.com/NYLIM?site=VP. You may also call 800-624-6782 to obtain a copy of the Portfolio’s current prospectus.
Availability of Additional Information
At dfinview.com/NYLIM?site=VP, you can find additional information about the Portfolio, when available, including the Portfolio’s:
  Prospectus
  Financial information
  Portfolio holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.
The New York Life Variable Annuities and NYLIAC Variable Universal Life Insurance Products are issued by New York Life Insurance and Annuity Corporation (a Delaware Corporation) and distributed by NYLIFE Distributors LLC (Member FINRA/SIPC).
New York Life Insurance Company
New York Life Insurance and Annuity Corporation (NYLIAC)
51 Madison Avenue, Room 551
New York, NY 10010

New York Life Investment Management LLC is the investment manager to the NYLI VP Funds Trust.

“New York Life Investments” is both a service mark, and the common trade name, of certain investment advisors affiliated with New York Life Insurance Company. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.

NYLI VP Wellington Small Cap Portfolio
(formerly known as MainStay VP Wellington Small Cap Portfolio)
Service Class
ANNUAL SHAREHOLDER REPORT | December 31, 2024
This annual shareholder report contains important information about NYLI VP Wellington Small Cap Portfolio (the "Portfolio") for the period January 1, 2024 to December 31, 2024. You can find additional information about the Portfolio at dfinview.com/NYLIM?site=VP. You can also request this information by contacting us at 800-624-6782.
This report describes changes to the Portfolio that occurred during the reporting period.
What were the Portfolio costs for the last year?1
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[2]
Service Class	$106	0.99%
1.
Does not include any separate account or policy fees or charges imposed under the variable annuity policies and variable universal life insurance policies for which the Portfolio is an investment option. If they were included, your costs would be higher.

2.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
What factors influenced Portfolio performance during the reporting period?
During the 12-month reporting period ended December 31, 2024, the Portfolio’s performance relative to the Russell 2000® Index was primarily determined by security selection. Sector allocation, a result of our bottom-up stock selection process, also affected relative returns.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Portfolio’s performance during the reporting period.
Key Factor	Summary	Impact
Health Care	Security selection and underweight allocation	Contributed
Financials	Security selection	Contributed
Hims & Hers Health, Inc.	Overweight exposure	Contributed
Super Micro Computer, Inc.	Lack of exposure	Detracted
Consumer Discretionary	Security selection and overweight allocation	Detracted
Materials	Security selection	Detracted
Portfolio Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Portfolio (or for the life of the Portfolio, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period. The Portfolio's subadvisor changed effective January 1, 2018, due to an organizational restructuring whereby all investment personnel of Cornerstone Capital Management Holdings LLC, the former subadvisor, transitioned to MacKay Shields LLC. Effective May 1, 2021, the Portfolio replaced its subadvisor, MacKay Shields LLC, and modified its principal investment strategies. The past performance in the graph and table prior to those dates reflect the Portfolio's subadvisors and principal investment strategies.
Average Annual Total Returns for the Year-Ended December 31, 2024	Inception Date	One Year	Five Years	Since Inception
Service Class Shares	5/2/2016	14.13%	5.79%	6.90%
Russell 3000® Index[1]		23.81%	13.86%	14.24%
Russell 2000® Index[2]		11.54%	7.40%	9.53%
Morningstar Small Blend Category Average[3]		11.15%	8.63%	8.89%
1.
In accordance with new regulatory requirements, the Portfolio has selected the Russell 3000® Index, which represents a broad measure of market performance, as a replacement for the Russell 2000® Index. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.

2.
The Russell 2000® Index, which is generally representative of the market sectors or types of investments in which the Portfolio invests, measures the performance of the small-cap segment of the U.S. equity universe. It is a subset of the Russell 3000® Index and includes approximately 2,000 of the smallest securities based on a combination of their market cap and current index membership.

3.
The Morningstar Small Blend Category Average is representative of funds that favor U.S. firms at the smaller end of the market-capitalization range. Some aim to own an array of value and growth stocks while others employ a discipline that leads to holdings with valuations and growth rates close to the small-cap averages. Stocks in the bottom 10% of the capitalization of the U.S. equity market are defined as small cap. The blend style is assigned to funds where neither growth nor value characteristics predominate. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares. Separate variable annuity and variable universal life insurance account and policy fees and charges are not reflected in the graph and table. If they were, returns would be less than those shown.
Key Portfolio Statistics
Portfolio's net assets	$378,497,828%
Total number of portfolio holdings	261%
Total advisory fees paid	$2,727,352%
Portfolio turnover rate	59%
Graphical Representation of Holdings
The tables below show the investment makeup of the Portfolio; percentages indicated are based on the Portfolio's net assets.
Top Ten Holdings and/or Issuers*
iShares Russell 2000 ETF	1.7%
iShares Russell 2000 Value ETF	1.6%
Champion Homes, Inc.	1.5%
Hims & Hers Health, Inc.	1.3%
Cadence Bank	1.1%
Kaiser Aluminum Corp.	1.0%
Remitly Global, Inc.	1.0%
Magnite, Inc.	0.9%
Enova International, Inc.	0.9%
Repay Holdings Corp.	0.9%
* Excluding short-term investments
Top Industries
Banks	10.3%
Software	7.2%
Biotechnology	7.2%
Financial Services	4.5%
Health Care Equipment & Supplies	4.3%
Exchange–Traded Funds	3.8%
Trading Companies & Distributors	3.4%
Commercial Services & Supplies	3.1%
Household Durables	3.0%
Consumer Finance	2.7%
Material Portfolio Changes
The following is a summary of certain changes and planned changes to the Portfolio since January 1, 2024:
In connection with a rebranding of the New York Life Investments products, the Portfolio’s name was changed from “MainStay VP Wellington Small Cap Portfolio” to “NYLI VP Wellington Small Cap Portfolio.” The Portfolio’s name change will not impact the management of the Portfolio.
For more complete information, you may review or order printed copies of the Portfolio’s next prospectus, which we expect to be available by May 1, 2025, at dfinview.com/NYLIM?site=VP. You may also call 800-624-6782 to obtain a copy of the Portfolio’s current prospectus.
Availability of Additional Information
At dfinview.com/NYLIM?site=VP, you can find additional information about the Portfolio, when available, including the Portfolio’s:
  Prospectus
  Financial information
  Portfolio holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.
The New York Life Variable Annuities and NYLIAC Variable Universal Life Insurance Products are issued by New York Life Insurance and Annuity Corporation (a Delaware Corporation) and distributed by NYLIFE Distributors LLC (Member FINRA/SIPC).
New York Life Insurance Company
New York Life Insurance and Annuity Corporation (NYLIAC)
51 Madison Avenue, Room 551
New York, NY 10010

New York Life Investment Management LLC is the investment manager to the NYLI VP Funds Trust.

“New York Life Investments” is both a service mark, and the common trade name, of certain investment advisors affiliated with New York Life Insurance Company. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.

NYLI VP Dimensional U.S. Equity Portfolio
(formerly known as MainStay VP Wellington U.S. Equity Portfolio)
Initial Class
ANNUAL SHAREHOLDER REPORT | December 31, 2024
This annual shareholder report contains important information about NYLI VP Dimensional U.S. Equity Portfolio (the "Portfolio") for the period January 1, 2024 to December 31, 2024. You can find additional information about the Portfolio at dfinview.com/NYLIM?site=VP. You can also request this information by contacting us at 800-624-6782.
This report describes changes to the Portfolio that occurred during the reporting period.
What were the Portfolio costs for the last year?1
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$62	0.55%
1.
Does not include any separate account or policy fees or charges imposed under the variable annuity policies and variable universal life insurance policies for which the Portfolio is an investment option. If they were included, your costs would be higher.

What factors influenced Portfolio performance during the reporting period?
Effective August 12, 2024, the Portfolio replaced its subadvisor, Wellington Management Company LLP (“Wellington”), with Dimensional Fund Advisors LP (“DFA”) and modified its benchmark, investment strategy, and other characteristics. During the 12-month reporting period ended December 31, 2024, the performance of the Portfolio relative to the S&P 500® Index during the period in which it was subadvised by Wellington, the prior subadvisor, was affected primarily by security selection and sector allocation. The performance of the Portfolio relative to the Russell 1000® Index during the period in which it was subadvised by DFA was affected primarily by the Portfolio’s focus on high profitability stocks and emphasis on mid cap stocks.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Portfolio’s performance during the reporting period.
Key Factor	Summary	Impact
Wellington
Information technology	Strong security selection	Contributed
Health care	Strong security selection	Contributed
Consumer staples	Weak security selection	Detracted
Industrials	Weak security selection	Detracted
Key Factor	Summary	Impact
DFA
Security Selection-Utilities Sector	Security selection within the Utilities sector contributed to relative returns	Contributed
Profitability	Overweight exposure to large-cap stocks in the highest 35% of market capitalization by profitability	Detracted
Size	Overweight exposure to mid-cap stocks	Detracted
Portfolio Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Portfolio (or for the life of the Portfolio, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period. Effective January 1, 2018, due to an organizational restructuring, all investment personnel of Cornerstone Capital Management Holdings LLC, the former subadvisor, transitioned to MacKay Shields LLC, the former subadvisor. Effective May 1, 2021, the Portfolio replaced its subadvisor and modified its principal investment strategies. Effective August 12, 2024, the Portfolio again replaced its subadvisor and modified its principal investment strategies. The past performance in the graph and table prior to that date reflects the Portfolio's prior subadvisors and principal investment strategies.
Average Annual Total Returns for the Year-Ended December 31, 2024	Inception Date	One Year	Five Years	Ten Years
Initial Class Shares	1/23/1984	23.86%	12.74%	11.33%
Russell 3000® Index[1]		23.81%	13.86%	12.55%
Russell 1000® Index[2]		24.51%	14.28%	12.87%
S&P 500® Index[3]		25.02%	14.53%	13.10%
Morningstar Large Blend Category Average[4]		21.45%	12.89%	11.57%
1.
In accordance with new regulatory requirements, the Portfolio has selected the Russell 3000® Index, which represents a broad measure of market performance, as a replacement for the S&P 500® Index. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.

2.
The Russell 1000® Index, which is generally representative of the market sectors or types of investments in which the Portfolio invests, measures the performance of the large-cap segment of the U.S. equity universe. It is a subset of the Russell 3000® Index and includes approximately 1,000 of the largest securities based on a combination of their market cap and current index membership.

3.
The S&P 500® Index, which represents a broad measure of market performance, is generally representative of the market sectors or types of investments in which the Portfolio invests. S&P® and S&P 500® are registered trademarks of Standard & Poor’s Financial Services LLC. The S&P 500® Index is widely regarded as the standard index for measuring large-cap U.S. stock market performance.

4.
The Morningstar Large Blend Category Average is representative of funds that represent the overall U.S. stock market in size, growth rates and price. Stocks in the top 70% of the capitalization of the U.S. equity market are defined as large cap. The blend style is assigned to funds where neither growth nor value characteristics predominate. These funds tend to invest across the spectrum of U.S. industries, and owing to their broad exposure, the funds' returns are often similar to those of the S&P 500® Index. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares. Separate variable annuity and variable universal life insurance account and policy fees and charges are not reflected in the graph and table. If they were, returns would be less than those shown.
Key Portfolio Statistics
Portfolio's net assets	$996,622,807%
Total number of portfolio holdings	99%
Total advisory fees paid	$5,212,530%
Portfolio turnover rate	21%
Graphical Representation of Holdings
The tables below show the investment makeup of the Portfolio; percentages indicated are based on the Portfolio's net assets.
Top Ten Holdings and/or Issuers*
NVIDIA Corp.	6.0%
Apple, Inc.	5.3%
Microsoft Corp.	4.9%
Visa, Inc., Class A	4.5%
Eli Lilly & Co.	4.5%
Mastercard, Inc., Class A	3.3%
Home Depot, Inc. (The)	2.9%
AbbVie, Inc.	2.8%
Costco Wholesale Corp.	2.6%
Oracle Corp.	2.6%
* Excluding short-term investments
Top Industries
Software	11.8%
Financial Services	8.6%
Semiconductors & Semiconductor Equipment	8.4%
Specialty Retail	8.1%
Pharmaceuticals	6.6%
Technology Hardware, Storage & Peripherals	5.8%
Biotechnology	5.2%
Consumer Staples Distribution & Retail	5.1%
Oil, Gas & Consumable Fuels	3.5%
IT Services	3.4%
Material Portfolio Changes
The following is a summary of certain changes and planned changes to the Portfolio since January 1, 2024:
In connection with a rebranding of the New York Life Investments products and the replacement of the Portfolio's subadvisor, the Portfolio’s name was changed from “MainStay VP Wellington U.S. Equity Portfolio” to “NYLI VP Dimensional U.S. Equity Portfolio.”
Effective August 12, 2024, Dimensional Fund Advisors LP replaced the Portfolio’s prior subadvisor. The Portfolio changed its name, reduced its management fee and modified the principal investment strategy and investment process in connection with the change in subadvisors. The Portfolio modified its principal risks in connection with the changes in subadvisor and principal investment strategies by removing the “Growth Stock Risk”, modifying the “Portfolio Management Risk” and adding “Derivatives Risk”.
For more complete information, you may review or order printed copies of the Portfolio’s next prospectus, which we expect to be available by May 1, 2025, at dfinview.com/NYLIM?site=VP. You may also call 800-624-6782 to obtain a copy of the Portfolio’s current prospectus.
Availability of Additional Information
At dfinview.com/NYLIM?site=VP, you can find additional information about the Portfolio, when available, including the Portfolio’s:
  Prospectus
  Financial information
  Portfolio holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.
The New York Life Variable Annuities and NYLIAC Variable Universal Life Insurance Products are issued by New York Life Insurance and Annuity Corporation (a Delaware Corporation) and distributed by NYLIFE Distributors LLC (Member FINRA/SIPC).
New York Life Insurance Company
New York Life Insurance and Annuity Corporation (NYLIAC)
51 Madison Avenue, Room 551
New York, NY 10010

New York Life Investment Management LLC is the investment manager to the NYLI VP Funds Trust.

“New York Life Investments” is both a service mark, and the common trade name, of certain investment advisors affiliated with New York Life Insurance Company. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.

NYLI VP Dimensional U.S. Equity Portfolio
(formerly known as MainStay VP Wellington U.S. Equity Portfolio)
Service Class
ANNUAL SHAREHOLDER REPORT | December 31, 2024
This annual shareholder report contains important information about NYLI VP Dimensional U.S. Equity Portfolio (the "Portfolio") for the period January 1, 2024 to December 31, 2024. You can find additional information about the Portfolio at dfinview.com/NYLIM?site=VP. You can also request this information by contacting us at 800-624-6782.
This report describes changes to the Portfolio that occurred during the reporting period.
What were the Portfolio costs for the last year?1
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$90	0.80%
1.
Does not include any separate account or policy fees or charges imposed under the variable annuity policies and variable universal life insurance policies for which the Portfolio is an investment option. If they were included, your costs would be higher.

What factors influenced Portfolio performance during the reporting period?
Effective August 12, 2024, the Portfolio replaced its subadvisor, Wellington Management Company LLP (“Wellington”), with Dimensional Fund Advisors LP (“DFA”) and modified its benchmark, investment strategy, and other characteristics. During the 12-month reporting period ended December 31, 2024, the performance of the Portfolio relative to the S&P 500® Index during the period in which it was subadvised by Wellington, the prior subadvisor, was affected primarily by security selection and sector allocation. The performance of the Portfolio relative to the Russell 1000® Index during the period in which it was subadvised by DFA was affected primarily by the Portfolio’s focus on high profitability stocks and emphasis on mid cap stocks.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Portfolio’s performance during the reporting period.
Key Factor	Summary	Impact
Wellington
Information technology	Strong security selection	Contributed
Health care	Strong security selection	Contributed
Consumer staples	Weak security selection	Detracted
Industrials	Weak security selection	Detracted
Key Factor	Summary	Impact
DFA
Security Selection-Utilities Sector	Security selection within the Utilities sector contributed to relative returns	Contributed
Profitability	Overweight exposure to large-cap stocks in the highest 35% of market capitalization by profitability	Detracted
Size	Overweight exposure to mid-cap stocks	Detracted
Portfolio Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Portfolio (or for the life of the Portfolio, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period. Effective January 1, 2018, due to an organizational restructuring, all investment personnel of Cornerstone Capital Management Holdings LLC, the former subadvisor, transitioned to MacKay Shields LLC, the former subadvisor. Effective May 1, 2021, the Portfolio replaced its subadvisor and modified its principal investment strategies. Effective August 12, 2024, the Portfolio again replaced its subadvisor and modified its principal investment strategies. The past performance in the graph and table prior to that date reflects the Portfolio's prior subadvisors and principal investment strategies.
Average Annual Total Returns for the Year-Ended December 31, 2024	Inception Date	One Year	Five Years	Ten Years
Service Class Shares	6/5/2003	23.56%	12.46%	11.06%
Russell 3000® Index[1]		23.81%	13.86%	12.55%
Russell 1000® Index[2]		24.51%	14.28%	12.87%
S&P 500® Index[3]		25.02%	14.53%	13.10%
Morningstar Large Blend Category Average[4]		21.45%	12.89%	11.57%
1.
In accordance with new regulatory requirements, the Portfolio has selected the Russell 3000® Index, which represents a broad measure of market performance, as a replacement for the S&P 500® Index. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.

2.
The Russell 1000® Index, which is generally representative of the market sectors or types of investments in which the Portfolio invests, measures the performance of the large-cap segment of the U.S. equity universe. It is a subset of the Russell 3000® Index and includes approximately 1,000 of the largest securities based on a combination of their market cap and current index membership.

3.
The S&P 500® Index, which represents a broad measure of market performance, is generally representative of the market sectors or types of investments in which the Portfolio invests. S&P® and S&P 500® are registered trademarks of Standard & Poor’s Financial Services LLC. The S&P 500® Index is widely regarded as the standard index for measuring large-cap U.S. stock market performance.

4.
The Morningstar Large Blend Category Average is representative of funds that represent the overall U.S. stock market in size, growth rates and price. Stocks in the top 70% of the capitalization of the U.S. equity market are defined as large cap. The blend style is assigned to funds where neither growth nor value characteristics predominate. These funds tend to invest across the spectrum of U.S. industries, and owing to their broad exposure, the funds' returns are often similar to those of the S&P 500® Index. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares. Separate variable annuity and variable universal life insurance account and policy fees and charges are not reflected in the graph and table. If they were, returns would be less than those shown.
Key Portfolio Statistics
Portfolio's net assets	$996,622,807%
Total number of portfolio holdings	99%
Total advisory fees paid	$5,212,530%
Portfolio turnover rate	21%
Graphical Representation of Holdings
The tables below show the investment makeup of the Portfolio; percentages indicated are based on the Portfolio's net assets.
Top Ten Holdings and/or Issuers*
NVIDIA Corp.	6.0%
Apple, Inc.	5.3%
Microsoft Corp.	4.9%
Visa, Inc., Class A	4.5%
Eli Lilly & Co.	4.5%
Mastercard, Inc., Class A	3.3%
Home Depot, Inc. (The)	2.9%
AbbVie, Inc.	2.8%
Costco Wholesale Corp.	2.6%
Oracle Corp.	2.6%
* Excluding short-term investments
Top Industries
Software	11.8%
Financial Services	8.6%
Semiconductors & Semiconductor Equipment	8.4%
Specialty Retail	8.1%
Pharmaceuticals	6.6%
Technology Hardware, Storage & Peripherals	5.8%
Biotechnology	5.2%
Consumer Staples Distribution & Retail	5.1%
Oil, Gas & Consumable Fuels	3.5%
IT Services	3.4%
Material Portfolio Changes
The following is a summary of certain changes and planned changes to the Portfolio since January 1, 2024:
In connection with a rebranding of the New York Life Investments products and the replacement of the Portfolio's subadvisor, the Portfolio’s name was changed from “MainStay VP Wellington U.S. Equity Portfolio” to “NYLI VP Dimensional U.S. Equity Portfolio.”
Effective August 12, 2024, Dimensional Fund Advisors LP replaced the Portfolio’s prior subadvisor. The Portfolio changed its name, reduced its management fee and modified the principal investment strategy and investment process in connection with the change in subadvisors. The Portfolio modified its principal risks in connection with the changes in subadvisor and principal investment strategies by removing the “Growth Stock Risk”, modifying the “Portfolio Management Risk” and adding “Derivatives Risk”.
For more complete information, you may review or order printed copies of the Portfolio’s next prospectus, which we expect to be available by May 1, 2025, at dfinview.com/NYLIM?site=VP. You may also call 800-624-6782 to obtain a copy of the Portfolio’s current prospectus.
Availability of Additional Information
At dfinview.com/NYLIM?site=VP, you can find additional information about the Portfolio, when available, including the Portfolio’s:
  Prospectus
  Financial information
  Portfolio holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.
The New York Life Variable Annuities and NYLIAC Variable Universal Life Insurance Products are issued by New York Life Insurance and Annuity Corporation (a Delaware Corporation) and distributed by NYLIFE Distributors LLC (Member FINRA/SIPC).
New York Life Insurance Company
New York Life Insurance and Annuity Corporation (NYLIAC)
51 Madison Avenue, Room 551
New York, NY 10010

New York Life Investment Management LLC is the investment manager to the NYLI VP Funds Trust.

“New York Life Investments” is both a service mark, and the common trade name, of certain investment advisors affiliated with New York Life Insurance Company. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.

NYLI VP Winslow Large Cap Growth Portfolio
(formerly known as MainStay VP Winslow Large Cap Growth Portfolio)
Initial Class
ANNUAL SHAREHOLDER REPORT | December 31, 2024
This annual shareholder report contains important information about NYLI VP Winslow Large Cap Growth Portfolio (the "Portfolio") for the period January 1, 2024 to December 31, 2024. You can find additional information about the Portfolio at dfinview.com/NYLIM?site=VP. You can also request this information by contacting us at 800-624-6782.
This report describes changes to the Portfolio that occurred during the reporting period.
What were the Portfolio costs for the last year?1
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[2]
Initial Class	$85	0.74%
1.
Does not include any separate account or policy fees or charges imposed under the variable annuity policies and variable universal life insurance policies for which the Portfolio is an investment option. If they were included, your costs would be higher.

2.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
What factors influenced Portfolio performance during the reporting period?
During the 12-month reporting period ended December 31, 2024, the large-cap growth market was driven higher by several trends, including developments in generative artificial intelligence and corresponding power needs, advances in novel drug and medical device therapies, and the U.S. onshoring of manufacturing and production operations. The Portfolio’s performance relative to the Russell 1000® Growth Index was primarily determined by security selection and sector allocation.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Portfolio’s performance during the reporting period.
Key Factor	Summary	Impact
Communication services	Security selection	Contributed
Consumer staples	Underweight position and strong security selection	Contributed
Health care	Security selection	Contributed
Information technology	Security selection	Detracted
Industrials	Overweight position and weak security selection	Detracted
Materials	Overweight position	Detracted
Portfolio Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Portfolio (or for the life of the Portfolio, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period.
Average Annual Total Returns for the Year-Ended December 31, 2024	Inception Date	One Year	Five Years	Ten Years
Initial Class Shares	5/1/1998	29.60%	16.86%	15.28%
Russell 3000® Index[1]		23.81%	13.86%	12.55%
Russell 1000® Growth Index[2]		33.36%	18.96%	16.78%
S&P 500® Index[3]		25.02%	14.53%	13.10%
Morningstar Large Growth Category Average[4]		28.96%	15.42%	14.02%
1.
In accordance with new regulatory requirements, the Portfolio has selected the Russell 3000® Index, which represents a broad measure of market performance, as a replacement for the Russell 1000® Growth Index. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.

2.
The Russell 1000® Growth Index, which is generally representative of the market sectors or types of investments in which the Portfolio invests, measures the performance of the large-cap growth segment of the U.S. equity universe. It includes those Russell 1000® Index companies with higher price-to-book ratios and higher forecasted growth values.

3.
The S&P 500® Index, which represents a broad measure of market performance, is generally representative of the market sectors or types of investments in which the Portfolio invests. S&P® and S&P 500® are registered trademarks of Standard & Poor’s Financial Services LLC. The S&P 500® Index is widely regarded as the standard index for measuring large-cap U.S. stock market performance.

4.
The Morningstar Large Growth Category Average is representative of funds that invest primarily in big U.S. companies that are projected to grow faster than other large-cap stocks. Stocks in the top 70% of the capitalization of the U.S. equity market are defined as large cap. Growth is defined based on fast growth and high valuations. Most of these funds focus on companies in rapidly expanding industries. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares. Separate variable annuity and variable universal life insurance account and policy fees and charges are not reflected in the graph and table. If they were, returns would be less than those shown.
Key Portfolio Statistics
Portfolio's net assets	$1,731,235,720%
Total number of portfolio holdings	46%
Total advisory fees paid	$11,874,001%
Portfolio turnover rate	71%
Graphical Representation of Holdings
The tables below show the investment makeup of the Portfolio; percentages indicated are based on the Portfolio's net assets.
Top Ten Holdings and/or Issuers*
Microsoft Corp.	9.5%
NVIDIA Corp.	8.6%
Amazon.com, Inc.	7.6%
Apple, Inc.	6.3%
Meta Platforms, Inc., Class A	5.5%
Alphabet, Inc.	4.6%
Broadcom, Inc.	3.6%
Tesla, Inc.	2.8%
Mastercard, Inc., Class A	2.6%
Arthur J. Gallagher & Co.	2.6%
* Excluding short-term investments
Top Industries
Software	18.7%
Semiconductors & Semiconductor Equipment	14.6%
Interactive Media & Services	10.1%
Broadline Retail	7.6%
Technology Hardware, Storage & Peripherals	6.3%
Health Care Equipment & Supplies	4.6%
Hotels, Restaurants & Leisure	4.3%
Financial Services	3.9%
Entertainment	3.7%
Automobiles	2.8%
Material Portfolio Changes
The following is a summary of certain changes and planned changes to the Portfolio since January 1, 2024:
In connection with a rebranding of the New York Life Investments products, the Portfolio’s name was changed from “MainStay VP Winslow Large Cap Growth Portfolio” to “NYLI VP Winslow Large Cap Growth Portfolio.” The Portfolio’s name change will not impact the management of the Portfolio.
For more complete information, you may review or order printed copies of the Portfolio’s next prospectus, which we expect to be available by May 1, 2025, at dfinview.com/NYLIM?site=VP. You may also call 800-624-6782 to obtain a copy of the Portfolio’s current prospectus.
Availability of Additional Information
At dfinview.com/NYLIM?site=VP, you can find additional information about the Portfolio, when available, including the Portfolio’s:
  Prospectus
  Financial information
  Portfolio holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.
The New York Life Variable Annuities and NYLIAC Variable Universal Life Insurance Products are issued by New York Life Insurance and Annuity Corporation (a Delaware Corporation) and distributed by NYLIFE Distributors LLC (Member FINRA/SIPC).
New York Life Insurance Company
New York Life Insurance and Annuity Corporation (NYLIAC)
51 Madison Avenue, Room 551
New York, NY 10010

New York Life Investment Management LLC is the investment manager to the NYLI VP Funds Trust.

“New York Life Investments” is both a service mark, and the common trade name, of certain investment advisors affiliated with New York Life Insurance Company. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.

NYLI VP Winslow Large Cap Growth Portfolio
(formerly known as MainStay VP Winslow Large Cap Growth Portfolio)
Service Class
ANNUAL SHAREHOLDER REPORT | December 31, 2024
This annual shareholder report contains important information about NYLI VP Winslow Large Cap Growth Portfolio (the "Portfolio") for the period January 1, 2024 to December 31, 2024. You can find additional information about the Portfolio at dfinview.com/NYLIM?site=VP. You can also request this information by contacting us at 800-624-6782.
This report describes changes to the Portfolio that occurred during the reporting period.
What were the Portfolio costs for the last year?1
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[2]
Service Class	$114	0.99%
1.
Does not include any separate account or policy fees or charges imposed under the variable annuity policies and variable universal life insurance policies for which the Portfolio is an investment option. If they were included, your costs would be higher.

2.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
What factors influenced Portfolio performance during the reporting period?
During the 12-month reporting period ended December 31, 2024, the large-cap growth market was driven higher by several trends, including developments in generative artificial intelligence and corresponding power needs, advances in novel drug and medical device therapies, and the U.S. onshoring of manufacturing and production operations. The Portfolio’s performance relative to the Russell 1000® Growth Index was primarily determined by security selection and sector allocation.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Portfolio’s performance during the reporting period.
Key Factor	Summary	Impact
Communication services	Security selection	Contributed
Consumer staples	Underweight position and strong security selection	Contributed
Health care	Security selection	Contributed
Information technology	Security selection	Detracted
Industrials	Overweight position and weak security selection	Detracted
Materials	Overweight position	Detracted
Portfolio Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Portfolio (or for the life of the Portfolio, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period.
Average Annual Total Returns for the Year-Ended December 31, 2024	Inception Date	One Year	Five Years	Ten Years
Service Class Shares	6/6/2003	29.28%	16.57%	14.99%
Russell 3000® Index[1]		23.81%	13.86%	12.55%
Russell 1000® Growth Index[2]		33.36%	18.96%	16.78%
S&P 500® Index[3]		25.02%	14.53%	13.10%
Morningstar Large Growth Category Average[4]		28.96%	15.42%	14.02%
1.
In accordance with new regulatory requirements, the Portfolio has selected the Russell 3000® Index, which represents a broad measure of market performance, as a replacement for the Russell 1000® Growth Index. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.

2.
The Russell 1000® Growth Index, which is generally representative of the market sectors or types of investments in which the Portfolio invests, measures the performance of the large-cap growth segment of the U.S. equity universe. It includes those Russell 1000® Index companies with higher price-to-book ratios and higher forecasted growth values.

3.
The S&P 500® Index, which represents a broad measure of market performance, is generally representative of the market sectors or types of investments in which the Portfolio invests. S&P® and S&P 500® are registered trademarks of Standard & Poor’s Financial Services LLC. The S&P 500® Index is widely regarded as the standard index for measuring large-cap U.S. stock market performance.

4.
The Morningstar Large Growth Category Average is representative of funds that invest primarily in big U.S. companies that are projected to grow faster than other large-cap stocks. Stocks in the top 70% of the capitalization of the U.S. equity market are defined as large cap. Growth is defined based on fast growth and high valuations. Most of these funds focus on companies in rapidly expanding industries. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares. Separate variable annuity and variable universal life insurance account and policy fees and charges are not reflected in the graph and table. If they were, returns would be less than those shown.
Key Portfolio Statistics
Portfolio's net assets	$1,731,235,720%
Total number of portfolio holdings	46%
Total advisory fees paid	$11,874,001%
Portfolio turnover rate	71%
Graphical Representation of Holdings
The tables below show the investment makeup of the Portfolio; percentages indicated are based on the Portfolio's net assets.
Top Ten Holdings and/or Issuers*
Microsoft Corp.	9.5%
NVIDIA Corp.	8.6%
Amazon.com, Inc.	7.6%
Apple, Inc.	6.3%
Meta Platforms, Inc., Class A	5.5%
Alphabet, Inc.	4.6%
Broadcom, Inc.	3.6%
Tesla, Inc.	2.8%
Mastercard, Inc., Class A	2.6%
Arthur J. Gallagher & Co.	2.6%
* Excluding short-term investments
Top Industries
Software	18.7%
Semiconductors & Semiconductor Equipment	14.6%
Interactive Media & Services	10.1%
Broadline Retail	7.6%
Technology Hardware, Storage & Peripherals	6.3%
Health Care Equipment & Supplies	4.6%
Hotels, Restaurants & Leisure	4.3%
Financial Services	3.9%
Entertainment	3.7%
Automobiles	2.8%
Material Portfolio Changes
The following is a summary of certain changes and planned changes to the Portfolio since January 1, 2024:
In connection with a rebranding of the New York Life Investments products, the Portfolio’s name was changed from “MainStay VP Winslow Large Cap Growth Portfolio” to “NYLI VP Winslow Large Cap Growth Portfolio.” The Portfolio’s name change will not impact the management of the Portfolio.
For more complete information, you may review or order printed copies of the Portfolio’s next prospectus, which we expect to be available by May 1, 2025, at dfinview.com/NYLIM?site=VP. You may also call 800-624-6782 to obtain a copy of the Portfolio’s current prospectus.
Availability of Additional Information
At dfinview.com/NYLIM?site=VP, you can find additional information about the Portfolio, when available, including the Portfolio’s:
  Prospectus
  Financial information
  Portfolio holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.
The New York Life Variable Annuities and NYLIAC Variable Universal Life Insurance Products are issued by New York Life Insurance and Annuity Corporation (a Delaware Corporation) and distributed by NYLIFE Distributors LLC (Member FINRA/SIPC).
New York Life Insurance Company
New York Life Insurance and Annuity Corporation (NYLIAC)
51 Madison Avenue, Room 551
New York, NY 10010

New York Life Investment Management LLC is the investment manager to the NYLI VP Funds Trust.

“New York Life Investments” is both a service mark, and the common trade name, of certain investment advisors affiliated with New York Life Insurance Company. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.

FORM N-CSR

Item 2. Code of Ethics.

As of the end of the period covered by this report, the Registrant has adopted a code of ethics (the “Code”) that applies to the Registrant’s principal executive officer (“PEO”) and principal financial officer (“PFO”). During the period covered by this report, no amendments were made to the provisions of the Code. The Registrant did not grant any waivers, including implicit waivers, from any provisions of the Code to the PEO or PFO during the period covered by this report. A copy of the Code is filed herewith.

Item 3.	Audit Committee Financial Expert.

The Board of Trustees has determined that the Registrant has three “audit committee financial experts” serving on its Audit Committee. The Audit Committee financial experts are Alan R. Latshaw, Karen Hammond and Susan B. Kerley. Mr. Latshaw, Ms. Hammond, and Ms. Kerley are “independent” (as defined by Item 3 of Form N-CSR).

Item 4.	Principal Accountant Fees and Services.

(a)  Audit Fees

The aggregate fees billed for the fiscal year ended December 31, 2024 for professional services rendered by PricewaterhouseCoopers LLP (“PwC”) for the audit of the Registrant’s annual financial statements or services that are normally provided by PwC in connection with statutory and regulatory filings or engagements for that fiscal year were $1,984,000.

The aggregate fees billed for the fiscal year ended December 31, 2023 for professional services rendered by PwC for the audit of the Registrant’s annual financial statements or services that are normally provided by PwC in connection with statutory and regulatory filings or engagements for that fiscal year were $1,986,750.

(b)  Audit-Related Fees

The aggregate fees billed for assurance and related services by PwC that are reasonably related to the performance of the audit of the Registrant’s financial statements and are not reported under paragraph (a) of this Item were: (i) $0 for the fiscal year ended December 31, 2024, and (ii) $0 for the fiscal year ended December 31, 2023.

(c)  Tax Fees

The aggregate fees billed for professional services rendered by PwC for tax compliance, tax advice, and tax planning were: (i) $0 during the fiscal year ended December 31, 2024; and (ii) $0 during the fiscal year ended December 31, 2023. These services primarily included preparation of federal, state and local income tax returns and excise tax returns, as well as services relating to excise tax distribution requirements.

(d)  All Other Fees

The aggregate fees billed for products and services provided by PwC, other than the services reported in paragraphs (a) through (c) of this Item were: (i) $0 during the fiscal year ended December 31, 2024; and (ii) $0 during the fiscal year ended December 31, 2023.

(e)  Pre-Approval Policies and Procedures

(1)

The Registrant’s Audit Committee has adopted pre-approval policies and procedures (the “Procedures”) to govern the Committee’s pre-approval of (i) all audit services and permissible non-audit services to be provided to the Registrant by its independent accountant, and (ii) all permissible non-audit services to be provided by such independent accountant to the Registrant’s investment adviser and to any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the Registrant (collectively, the “Service Affiliates”) if the services directly relate to the Registrant’s operations and financial reporting. In accordance with the Procedures, the Audit Committee is responsible for the engagement of the independent accountant to certify the Registrant’s financial statements for each fiscal year. With respect to the pre-approval of non-audit services provided to the Registrant and its Service Affiliates, the Procedures provide that the Audit Committee may annually pre-approve a list of the types of services that may be provided to the Registrant or its Service Affiliates, or the Audit Committee may pre-approve such services on a project-by-project basis as they arise. Unless a type of service has received general pre-approval, it will require specific pre-approval by the Audit Committee if it is to be provided by the independent accountant. The Procedures also permit the Audit Committee to delegate authority to one or more of its members to pre-approve any proposed non-audit services that have not been previously pre-approved by the Audit Committee, subject to the ratification by the full Audit Committee no later than its next scheduled meeting. To date, the Audit Committee has not delegated such authority.

(2)	With respect to the services described in paragraphs (b) through (d) of this Item 4, no amount was approved by the Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) There were no hours expended on PwC’s engagement to audit the Registrant’s financial statements for the most recent fiscal year was attributable to work performed by persons other than PwC’s full-time, permanent employees.

(g) All non-audit fees billed by PwC for services rendered to the Registrant for the fiscal years ended December 31, 2024 and December 31, 2023 are disclosed in 4(b)-(d) above.

The aggregate non-audit fees billed by PwC for services rendered to the Registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the Registrant were approximately: (i) $22,270,000 for the fiscal year ended December 31, 2024; and (ii) $21,728,000 for the fiscal year ended December 31, 2023.

(h) The Registrant’s Audit Committee has determined that the non-audit services rendered by PwC for the fiscal year ended December 31, 2024 to the Registrant’s investment adviser and any entity controlling, controlled by, or under common control with the Registrant’s investment adviser that provides ongoing services to the Registrant that were not required to be pre-approved by the Audit Committee because they did not relate directly to the operations and financial reporting of the registrant were compatible with maintaining the respective independence of PwC during the relevant time period.

(i)	Not applicable.
(j)	Not applicable.

Item 5.	Audit Committee of Listed Registrants

Not applicable.

Item 6.	Investments.

The Schedule of Investments to be included.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

NYLI VP Bond Portfolio
(formerly known as MainStay VP Bond Portfolio)

Annual Report - Financial Statements and Other Information
December 31, 2024

Portfolio of Investments December 31, 2024†^
	Principal Amount	Value
Long-Term Bonds 98.5%
Asset-Backed Securities 7.0%
Home Equity Asset-Backed Securities 0.1%
Chase Funding Trust
Series 2002-2, Class 1A5
6.333%, due 4/25/32 (a)	$ 3,030	$ 3,016
J.P. Morgan Mortgage Acquisition Trust
Series 2007-CH2, Class AF3
4.314%, due 10/25/30 (a)	382,952	187,363
Morgan Stanley Mortgage Loan Trust
Series 2006-17XS, Class A3A
6.151%, due 10/25/46 (a)	744,112	211,847
		402,226
Other Asset-Backed Securities 6.9%
AGL CLO 29 Ltd.
Series 2024-29A, Class B
6.667% (3 Month SOFR + 2.05%), due 4/21/37 (b)(c)	2,250,000	2,265,928
ALLO Issuer LLC
Series 2023-1A, Class A2
6.20%, due 6/20/53 (b)	2,200,000	2,231,184
Barings CLO Ltd.
Series 2024-1A, Class B
6.717% (3 Month SOFR + 2.10%), due 1/20/37 (b)(c)	1,000,000	1,009,238
Capital Automotive REIT
Series 2024-2A, Class A2
5.25%, due 5/15/54 (b)	1,737,240	1,710,971
Cars Net Lease Mortgage Notes
Series 2020-1A, Class A2
2.48%, due 12/15/50 (b)	1,940,000	1,628,549
CARS-DB7 LP
Series 2023-1A, Class A2
6.50%, due 9/15/53 (b)	1,722,656	1,750,369
Cedar Funding XIX CLO Ltd.
Series 2024-19A, Class B
5.941% (3 Month SOFR + 1.70%), due 1/23/38 (b)(c)(d)	2,000,000	2,000,344
Cloud Capital Holdco LP
Series 2024-1A, Class A2
5.781%, due 11/22/49 (b)	2,000,000	1,993,287
College Ave Student Loans LLC
Series 2024-B, Class A1A
5.69%, due 8/25/54 (b)	2,421,900	2,445,846
CyrusOne Data Centers Issuer I LLC
Series 2023-1A, Class A2
4.30%, due 4/20/48 (b)	2,750,000	2,645,176
	Principal Amount	Value

Other Asset-Backed Securities (continued)
Frontier Issuer LLC
Series 2024-1, Class A2
6.19%, due 6/20/54 (b)	$ 2,000,000	$ 2,034,212
Galaxy 30 CLO Ltd.
Series 2022-30A, Class BR
6.096% (3 Month SOFR + 1.70%), due 1/15/38 (b)(c)	2,000,000	2,003,606
Lewey Park CLO Ltd.
Series 2024-1A, Class B1
6.253% (3 Month SOFR + 1.70%), due 10/21/37 (b)(c)	2,000,000	2,010,516
Onemain Financial Issuance Trust
Series 2024-1A, Class C
6.42%, due 5/14/41 (b)	1,500,000	1,543,809
Owl Rock CLO XIV LLC
Series 2023-14A, Class A
7.017% (3 Month SOFR + 2.40%), due 10/20/35 (b)(c)	2,500,000	2,517,582
Rad CLO 9 Ltd.
Series 2020-9A, Class BR
6.065% (3 Month SOFR + 1.75%), due 1/15/38 (b)(c)	1,490,000	1,490,000
SMB Private Education Loan Trust
Series 2021-A, Class B
2.31%, due 1/15/53 (b)	1,921,768	1,849,468
Subway Funding LLC
Series 2024-3A, Class A2II
5.566%, due 7/30/54 (b)	2,000,000	1,943,412
Sunnova Helios XIII Issuer LLC
Series 2024-A, Class A
5.30%, due 2/20/51 (b)	1,473,316	1,388,212
Sunnova Helios XIV Issuer LLC
Series 2024-B, Class A
6.15%, due 5/22/51 (b)	3,122,357	3,053,572
Voya CLO Ltd.
Series 2022-4A, Class BR
6.567% (3 Month SOFR + 1.95%), due 4/20/37 (b)(c)	2,000,000	2,015,738
		41,531,019
Total Asset-Backed Securities (Cost $42,034,624)		41,933,245
Corporate Bonds 43.4%
Aerospace & Defense 0.9%
BAE Systems plc (b)
5.125%, due 3/26/29	1,380,000	1,383,060
5.50%, due 3/26/54	430,000	418,608

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
3

Portfolio of Investments December 31, 2024†^ (continued)
	Principal Amount	Value
Corporate Bonds (continued)
Aerospace & Defense (continued)
HEICO Corp.
5.35%, due 8/1/33	$ 865,000	$ 862,928
L3Harris Technologies, Inc.
5.40%, due 7/31/33	430,000	429,231
Lockheed Martin Corp.
4.75%, due 2/15/34	695,000	674,390
RTX Corp.
6.40%, due 3/15/54	1,225,000	1,332,270
		5,100,487
Auto Manufacturers 2.2%
Ford Motor Credit Co. LLC
4.542%, due 8/1/26	1,870,000	1,848,566
5.80%, due 3/8/29	2,650,000	2,650,939
7.122%, due 11/7/33	1,780,000	1,857,755
General Motors Financial Co., Inc.
5.80%, due 1/7/29	980,000	999,728
6.05%, due 10/10/25	3,295,000	3,323,203
Hyundai Capital America
5.68%, due 6/26/28 (b)	2,350,000	2,384,123
		13,064,314
Auto Parts & Equipment 0.2%
Aptiv Swiss Holdings Ltd.
4.15%, due 5/1/52	730,000	519,231
BorgWarner, Inc.
5.40%, due 8/15/34	765,000	752,935
		1,272,166
Banks 13.9%
ABN AMRO Bank NV
6.339% (1 Year Treasury Constant Maturity Rate + 1.65%), due 9/18/27 (b)(c)	1,655,000	1,691,756
Bank of America Corp. (e)
1.734%, due 7/22/27	3,345,000	3,188,876
2.087%, due 6/14/29	1,590,000	1,443,033
5.468%, due 1/23/35	1,290,000	1,291,411
5.518%, due 10/25/35	1,435,000	1,403,029
Bank of New York Mellon Corp. (The)
6.474%, due 10/25/34 (e)	725,000	782,844
Barclays plc
5.335%, due 9/10/35 (e)	1,630,000	1,565,581
BNP Paribas SA
5.283%, due 11/19/30 (b)(e)	1,805,000	1,786,304
	Principal Amount	Value

Banks (continued)
Citigroup, Inc.
5.592% (5 Year Treasury Constant Maturity Rate + 1.28%), due 11/19/34 (c)	$ 810,000	$ 803,019
5.61%, due 9/29/26 (e)	3,705,000	3,724,959
6.174%, due 5/25/34 (e)	1,640,000	1,670,724
Citizens Financial Group, Inc.
6.645%, due 4/25/35 (e)	1,080,000	1,138,553
Cooperatieve Rabobank UA
4.655% (1 Year Treasury Constant Maturity Rate + 1.75%), due 8/22/28 (b)(c)	1,495,000	1,479,810
Danske Bank A/S
6.466% (1 Year Treasury Constant Maturity Rate + 2.10%), due 1/9/26 (b)(c)	3,420,000	3,420,714
Deutsche Bank AG
7.079%, due 2/10/34 (e)	1,200,000	1,235,176
Goldman Sachs Group, Inc. (The)
6.484%, due 10/24/29 (e)	2,835,000	2,970,445
HSBC Holdings plc (e)
6.547%, due 6/20/34	1,320,000	1,361,152
7.39%, due 11/3/28	2,415,000	2,559,556
HSBC USA, Inc.
5.625%, due 3/17/25	3,405,000	3,411,230
Huntington Bancshares, Inc.
5.272%, due 1/15/31 (e)	2,260,000	2,261,783
JPMorgan Chase & Co. (e)
2.005%, due 3/13/26	1,440,000	1,431,679
5.012%, due 1/23/30	1,675,000	1,673,478
5.04%, due 1/23/28	3,090,000	3,101,448
5.571%, due 4/22/28	1,115,000	1,133,939
5.581%, due 4/22/30	2,235,000	2,279,134
KeyBank NA
4.90%, due 8/8/32	1,930,000	1,828,984
Lloyds Banking Group plc (c)
5.59% (1 Year Treasury Constant Maturity Rate + 1.20%), due 11/26/35	535,000	530,309
5.679% (1 Year Treasury Constant Maturity Rate + 1.75%), due 1/5/35	1,635,000	1,628,217
Morgan Stanley (e)
4.679%, due 7/17/26	2,590,000	2,587,227
5.173%, due 1/16/30	645,000	645,921
5.32%, due 7/19/35	735,000	722,953
5.466%, due 1/18/35	850,000	845,251
5.831%, due 4/19/35	715,000	728,616

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
4	NYLI VP Bond Portfolio

	Principal Amount	Value
Corporate Bonds (continued)
Banks (continued)
Morgan Stanley Bank NA
4.754%, due 4/21/26	$ 1,730,000	$ 1,731,852
4.952%, due 1/14/28 (e)	895,000	896,286
National Securities Clearing Corp.
5.00%, due 5/30/28 (b)	1,490,000	1,494,600
PNC Financial Services Group, Inc. (The) (e)
5.812%, due 6/12/26	1,670,000	1,676,981
6.875%, due 10/20/34	620,000	676,768
Toronto-Dominion Bank (The)
5.146% (5 Year Treasury Constant Maturity Rate + 1.50%), due 9/10/34 (c)	1,310,000	1,281,657
Truist Bank
4.632% (5 Year Treasury Constant Maturity Rate + 1.15%), due 9/17/29 (c)	1,005,000	979,881
Truist Financial Corp.
5.122%, due 1/26/34 (e)	825,000	801,794
U.S. Bancorp (e)
4.653%, due 2/1/29	700,000	692,909
6.787%, due 10/26/27	1,580,000	1,633,454
UBS AG
7.95%, due 1/9/25	3,360,000	3,361,593
UBS Group AG (b)
5.428% (1 Year Treasury Constant Maturity Rate + 1.52%), due 2/8/30 (c)	800,000	805,144
5.699% (1 Year Treasury Constant Maturity Rate + 1.77%), due 2/8/35 (c)	760,000	764,972
6.442%, due 8/11/28 (e)	1,445,000	1,493,186
Wells Fargo & Co. (e)
4.54%, due 8/15/26	2,260,000	2,255,487
5.198%, due 1/23/30	1,125,000	1,128,202
5.499%, due 1/23/35	2,550,000	2,539,163
Westpac Banking Corp.
5.618% (1 Year Treasury Constant Maturity Rate + 1.20%), due 11/20/35 (c)	700,000	687,656
		83,228,696
Beverages 1.0%
Anheuser-Busch InBev Worldwide, Inc.
5.55%, due 1/23/49	1,770,000	1,741,043
Constellation Brands, Inc.
4.90%, due 5/1/33	1,595,000	1,540,093
	Principal Amount	Value

Beverages (continued)
Keurig Dr Pepper, Inc.
3.20%, due 5/1/30	$ 825,000	$ 754,536
Series 10
5.20%, due 3/15/31	1,045,000	1,054,660
PepsiCo, Inc.
2.625%, due 10/21/41	1,230,000	853,367
		5,943,699
Biotechnology 0.4%
Amgen, Inc.
4.875%, due 3/1/53	605,000	519,242
5.25%, due 3/2/30	805,000	812,511
5.25%, due 3/2/33	875,000	868,541
		2,200,294
Computers 0.3%
Dell International LLC
4.85%, due 2/1/35	1,335,000	1,267,753
Hewlett Packard Enterprise Co.
5.60%, due 10/15/54	635,000	597,725
		1,865,478
Diversified Financial Services 2.3%
AerCap Ireland Capital DAC
4.625%, due 9/10/29	1,360,000	1,330,066
Ally Financial, Inc.
6.992%, due 6/13/29 (e)	1,750,000	1,823,115
American Express Co.
6.489%, due 10/30/31 (e)	1,585,000	1,694,179
Ares Management Corp.
6.375%, due 11/10/28	1,750,000	1,831,451
Blackstone Holdings Finance Co. LLC
5.90%, due 11/3/27 (b)	3,000,000	3,086,173
Blue Owl Finance LLC
6.25%, due 4/18/34	1,225,000	1,258,493
Charles Schwab Corp. (The)
6.196%, due 11/17/29 (e)	1,945,000	2,027,430
Intercontinental Exchange, Inc.
3.625%, due 9/1/28	825,000	790,885
		13,841,792
Electric 4.6%
AEP Texas, Inc.
5.40%, due 6/1/33	90,000	89,170
AEP Transmission Co. LLC
Series O
4.50%, due 6/15/52	235,000	194,536
American Electric Power Co., Inc.
5.625%, due 3/1/33	865,000	873,828
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
5

Portfolio of Investments December 31, 2024†^ (continued)
	Principal Amount	Value
Corporate Bonds (continued)
Electric (continued)
Arizona Public Service Co.
5.55%, due 8/1/33	$ 1,700,000	$ 1,700,102
Baltimore Gas and Electric Co.
5.40%, due 6/1/53	505,000	480,623
Dayton Power & Light Co. (The)
3.95%, due 6/15/49	500,000	367,937
Duke Energy Corp.
2.45%, due 6/1/30	960,000	841,455
5.00%, due 8/15/52	365,000	318,531
Duke Energy Indiana LLC
6.45%, due 4/1/39	600,000	647,793
Duke Energy Ohio, Inc.
5.25%, due 4/1/33	205,000	204,578
5.65%, due 4/1/53	110,000	107,656
Entergy Arkansas LLC
5.15%, due 1/15/33	1,695,000	1,687,095
Entergy Louisiana LLC
5.15%, due 9/15/34	1,500,000	1,475,223
Florida Power & Light Co.
5.05%, due 4/1/28	2,550,000	2,574,477
Georgia Power Co.
4.30%, due 3/15/42	141,000	119,895
4.95%, due 5/17/33	1,735,000	1,699,071
National Rural Utilities Cooperative Finance Corp.
5.05%, due 9/15/28	1,345,000	1,355,195
NSTAR Electric Co.
4.55%, due 6/1/52	1,060,000	887,401
Oklahoma Gas and Electric Co.
5.60%, due 4/1/53	700,000	681,236
Pacific Gas and Electric Co.
5.45%, due 6/15/27	1,460,000	1,476,719
6.10%, due 1/15/29	675,000	698,272
6.40%, due 6/15/33	310,000	326,763
6.75%, due 1/15/53	400,000	435,813
6.95%, due 3/15/34	600,000	657,134
PECO Energy Co.
4.90%, due 6/15/33	1,255,000	1,233,128
Southern California Edison Co.
5.30%, due 3/1/28	760,000	768,693
5.70%, due 3/1/53	1,030,000	1,001,779
5.95%, due 11/1/32	885,000	922,996
Southern Co. (The)
5.15%, due 10/6/25	770,000	772,544
5.70%, due 10/15/32	370,000	380,062
Virginia Electric and Power Co.
5.05%, due 8/15/34	1,510,000	1,472,377
	Principal Amount	Value

Electric (continued)
Xcel Energy, Inc.
5.50%, due 3/15/34	$ 1,180,000	$ 1,175,386
		27,627,468
Electronics 0.4%
Amphenol Corp.
5.00%, due 1/15/35	750,000	732,236
5.375%, due 11/15/54	415,000	394,502
Honeywell International, Inc.
5.00%, due 3/1/35	1,500,000	1,469,932
		2,596,670
Engineering & Construction 0.2%
Jacobs Engineering Group, Inc.
5.90%, due 3/1/33	540,000	547,073
6.35%, due 8/18/28	625,000	650,751
		1,197,824
Entertainment 0.2%
Warnermedia Holdings, Inc.
4.054%, due 3/15/29	535,000	497,791
5.141%, due 3/15/52	560,000	416,082
		913,873
Environmental Control 0.3%
Waste Connections, Inc.
2.60%, due 2/1/30	1,785,000	1,596,722
Food 0.4%
Kraft Heinz Foods Co.
4.875%, due 10/1/49	275,000	235,068
Tyson Foods, Inc.
5.40%, due 3/15/29	1,225,000	1,238,250
5.70%, due 3/15/34	775,000	785,452
		2,258,770
Gas 0.4%
CenterPoint Energy Resources Corp.
1.75%, due 10/1/30	1,945,000	1,630,486
NiSource, Inc.
5.65%, due 2/1/45	590,000	576,119
Southwest Gas Corp.
5.45%, due 3/23/28	445,000	450,498
		2,657,103
Healthcare-Products 0.3%
Solventum Corp.
5.90%, due 4/30/54 (b)	815,000	792,768

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
6	NYLI VP Bond Portfolio

	Principal Amount	Value
Corporate Bonds (continued)
Healthcare-Products (continued)
Thermo Fisher Scientific, Inc.
4.95%, due 11/21/32	$ 1,305,000	$ 1,296,303
		2,089,071
Healthcare-Services 0.8%
Cigna Group (The)
4.90%, due 12/15/48	870,000	740,691
5.25%, due 2/15/34	680,000	666,906
Elevance Health, Inc.
5.20%, due 2/15/35	875,000	854,551
HCA, Inc.
3.625%, due 3/15/32	2,035,000	1,793,589
4.625%, due 3/15/52	85,000	66,332
UnitedHealth Group, Inc.
6.05%, due 2/15/63	825,000	842,398
		4,964,467
Home Furnishings 0.4%
Leggett & Platt, Inc.
4.40%, due 3/15/29	2,455,000	2,296,612
Insurance 1.5%
CNA Financial Corp.
5.125%, due 2/15/34	805,000	790,057
Corebridge Financial, Inc.
4.35%, due 4/5/42	190,000	158,170
Corebridge Global Funding
5.20%, due 1/12/29 (b)	2,230,000	2,242,354
MetLife, Inc.
5.875%, due 2/6/41	660,000	673,636
Metropolitan Life Global Funding I
5.15%, due 3/28/33 (b)	1,300,000	1,284,435
Pine Street Trust III
6.223%, due 5/15/54 (b)	840,000	847,648
Prudential Financial, Inc.
3.935%, due 12/7/49	225,000	169,606
RGA Global Funding
6.00%, due 11/21/28 (b)	2,870,000	2,959,131
		9,125,037
Internet 0.6%
Amazon.com, Inc.
3.10%, due 5/12/51	950,000	640,335
3.95%, due 4/13/52	650,000	512,547
Meta Platforms, Inc.
3.85%, due 8/15/32	990,000	920,050
	Principal Amount	Value

Internet (continued)
Meta Platforms, Inc. (continued)
4.45%, due 8/15/52	$ 890,000	$ 750,079
5.55%, due 8/15/64	800,000	779,867
		3,602,878
Investment Companies 0.3%
Blackstone Private Credit Fund
7.05%, due 9/29/25	1,870,000	1,897,355
Media 0.7%
Charter Communications Operating LLC
2.80%, due 4/1/31	3,110,000	2,622,664
Comcast Corp.
4.60%, due 10/15/38	740,000	670,020
Paramount Global
4.85%, due 7/1/42	780,000	615,935
		3,908,619
Mining 0.1%
Newmont Corp.
5.35%, due 3/15/34	790,000	786,004
Miscellaneous—Manufacturing 0.0% ‡
3M Co.
3.625%, due 10/15/47	410,000	298,094
Oil & Gas 0.8%
Occidental Petroleum Corp.
5.20%, due 8/1/29	2,395,000	2,376,207
6.45%, due 9/15/36	720,000	737,085
Patterson-UTI Energy, Inc.
7.15%, due 10/1/33	1,595,000	1,671,395
		4,784,687
Pharmaceuticals 0.8%
AbbVie, Inc.
2.95%, due 11/21/26	850,000	825,742
4.05%, due 11/21/39	135,000	115,334
5.05%, due 3/15/34	1,560,000	1,541,251
CVS Health Corp.
6.05%, due 6/1/54	675,000	633,177
Eli Lilly & Co.
3.375%, due 3/15/29	1,215,000	1,157,114
Pfizer Investment Enterprises Pte. Ltd.
5.30%, due 5/19/53	370,000	346,439
		4,619,057
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
7

Portfolio of Investments December 31, 2024†^ (continued)
	Principal Amount	Value
Corporate Bonds (continued)
Pipelines 2.2%
Cheniere Energy Partners LP
4.00%, due 3/1/31	$ 1,280,000	$ 1,183,625
Energy Transfer LP
5.00%, due 5/15/50	1,045,000	886,532
Enterprise Products Operating LLC
4.80%, due 2/1/49	390,000	335,638
4.85%, due 1/31/34	1,210,000	1,170,388
Kinder Morgan, Inc.
5.45%, due 8/1/52	390,000	354,611
MPLX LP
5.50%, due 6/1/34	1,480,000	1,458,644
ONEOK, Inc.
5.55%, due 11/1/26	980,000	992,206
5.70%, due 11/1/54	505,000	474,854
5.85%, due 1/15/26	1,615,000	1,629,177
Targa Resources Corp.
5.50%, due 2/15/35	1,030,000	1,013,337
Targa Resources Partners LP
5.50%, due 3/1/30	3,075,000	3,084,671
Williams Cos., Inc. (The)
4.85%, due 3/1/48	570,000	485,469
		13,069,152
Real Estate Investment Trusts 1.3%
American Tower Corp.
2.10%, due 6/15/30	2,695,000	2,309,450
Crown Castle, Inc.
5.80%, due 3/1/34	1,225,000	1,247,989
Host Hotels & Resorts LP
Series I
3.50%, due 9/15/30	750,000	679,232
5.50%, due 4/15/35	725,000	709,684
5.70%, due 7/1/34	1,195,000	1,193,040
Simon Property Group LP
1.75%, due 2/1/28	1,950,000	1,783,847
		7,923,242
Retail 1.0%
Alimentation Couche-Tard, Inc.
5.267%, due 2/12/34 (b)	1,545,000	1,507,371
AutoZone, Inc.
5.20%, due 8/1/33	905,000	891,826
Home Depot, Inc. (The)
4.95%, due 6/25/34	1,500,000	1,479,735
4.95%, due 9/15/52	1,070,000	974,154
Lowe's Cos., Inc.
3.00%, due 10/15/50	890,000	553,316
	Principal Amount	Value

Retail (continued)
Lowe's Cos., Inc. (continued)
5.15%, due 7/1/33	$ 450,000	$ 447,406
5.75%, due 7/1/53	230,000	225,192
		6,079,000
Semiconductors 0.9%
Broadcom, Inc.
2.45%, due 2/15/31 (b)	1,250,000	1,077,955
2.60%, due 2/15/33 (b)	490,000	405,032
3.137%, due 11/15/35 (b)	925,000	755,421
3.469%, due 4/15/34 (b)	835,000	723,661
4.35%, due 2/15/30	645,000	627,581
Intel Corp.
5.15%, due 2/21/34	535,000	513,279
5.70%, due 2/10/53	910,000	804,792
5.90%, due 2/10/63	195,000	175,935
QUALCOMM, Inc.
4.50%, due 5/20/52	260,000	217,935
Texas Instruments, Inc.
5.05%, due 5/18/63	90,000	81,099
		5,382,690
Software 1.0%
AppLovin Corp.
5.95%, due 12/1/54	880,000	866,755
Fiserv, Inc.
5.35%, due 3/15/31	1,770,000	1,799,204
Oracle Corp.
2.95%, due 4/1/30	1,345,000	1,214,147
3.95%, due 3/25/51	360,000	266,654
4.30%, due 7/8/34	1,250,000	1,149,074
5.55%, due 2/6/53	850,000	803,074
		6,098,908
Telecommunications 2.0%
AT&T, Inc.
2.25%, due 2/1/32	1,695,000	1,401,282
3.50%, due 9/15/53	585,000	393,904
3.55%, due 9/15/55	797,000	536,050
3.80%, due 12/1/57	555,000	382,897
4.35%, due 3/1/29	1,174,000	1,148,571
Cisco Systems, Inc.
5.30%, due 2/26/54	870,000	845,652
Rogers Communications, Inc.
4.55%, due 3/15/52	385,000	307,779
5.30%, due 2/15/34	1,660,000	1,617,939
T-Mobile USA, Inc.
2.625%, due 2/15/29	1,530,000	1,390,775
3.40%, due 10/15/52	290,000	193,451

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
8	NYLI VP Bond Portfolio

	Principal Amount	Value
Corporate Bonds (continued)
Telecommunications (continued)
T-Mobile USA, Inc. (continued)
5.50%, due 1/15/55	$ 315,000	$ 296,444
5.75%, due 1/15/34	1,225,000	1,255,916
Verizon Communications, Inc.
4.50%, due 8/10/33	705,000	664,384
5.05%, due 5/9/33	1,285,000	1,270,408
		11,705,452
Transportation 0.7%
Burlington Northern Santa Fe LLC
5.20%, due 4/15/54	810,000	762,278
FedEx Corp.
5.25%, due 5/15/50	970,000	887,420
Norfolk Southern Corp.
3.00%, due 3/15/32	1,005,000	876,684
3.05%, due 5/15/50	605,000	391,272
United Parcel Service, Inc.
4.25%, due 3/15/49	480,000	391,312
5.50%, due 5/22/54	750,000	730,869
		4,039,835
Trucking & Leasing 0.3%
Penske Truck Leasing Co. LP (b)
5.75%, due 5/24/26	940,000	949,587
6.05%, due 8/1/28	670,000	689,706
		1,639,293
Total Corporate Bonds (Cost $260,838,800)		259,674,809
Foreign Government Bonds 0.3%
France 0.3%
Electricite de France SA (b)
5.65%, due 4/22/29	1,050,000	1,072,537
6.00%, due 4/22/64	585,000	565,203
Total Foreign Government Bonds (Cost $1,586,939)		1,637,740
Mortgage-Backed Securities 8.8%
Agency (Collateralized Mortgage Obligations) 3.8%
FHLMC
REMIC, Series 5427, Class Z
5.50%, due 7/25/54	2,055,634	1,957,584
REMIC, Series 5369, Class Z
6.00%, due 1/25/54	2,123,356	2,132,595
	Principal Amount	Value

Agency (Collateralized Mortgage Obligations) (continued)
FHLMC (continued)
REMIC, Series 5425, Class KB
6.00%, due 6/25/54	$ 2,500,000	$ 2,506,984
FNMA
REMIC, Series 2024-81, Class MT
4.50%, due 11/25/54	1,373,410	1,290,064
REMIC, Series 2024-43, Class B
5.50%, due 7/25/54	2,250,000	2,208,735
REMIC, Series 2024-34, Class B
6.00%, due 6/25/54	2,250,000	2,257,551
GNMA
REMIC, Series 2021-24, Class TI
2.00%, due 2/20/51 (f)	12,227,822	1,536,124
REMIC, Series 2021-46, Class BI
2.00%, due 3/20/51 (f)	14,736,240	1,801,710
REMIC, Series 2021-104, Class BI
3.00%, due 6/20/51 (f)	13,686,976	2,788,078
REMIC, Series 2023-40, Class DL
5.50%, due 3/20/53	2,500,000	2,439,603
REMIC, Series 2023-111, Class ZL
6.00%, due 8/20/53	1,895,374	1,887,027
		22,806,055
Commercial Mortgage Loans (Collateralized Mortgage Obligations) 3.1%
BWAY Mortgage Trust
Series 2013-1515, Class A2
3.454%, due 3/10/33 (b)	2,000,000	1,888,095
CENT Trust
Series 2023-CITY, Class A
7.017% (1 Month SOFR + 2.62%), due 9/15/38 (b)(c)	2,400,000	2,409,001
FNMA, ACES
Series 2019-M12, Class X3
0.603%, due 6/25/29 (f)(g)	77,000,000	1,842,826
GNMA (f)(g)
REMIC, Series 2024-32
0.706%, due 6/16/63	46,514,391	2,309,281
REMIC, Series 2021-106
0.86%, due 4/16/63	39,600,940	2,623,273
ORL Trust
Series 2024-GLKS, Class B
6.392% (1 Month SOFR + 1.892%), due 12/15/39 (b)(c)	2,500,000	2,500,000
SHR Trust
Series 2024-LXRY, Class A
6.347% (1 Month SOFR + 1.95%), due 10/15/41 (b)(c)	2,750,000	2,769,752
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
9

Portfolio of Investments December 31, 2024†^ (continued)
	Principal Amount	Value
Mortgage-Backed Securities (continued)
Commercial Mortgage Loans (Collateralized Mortgage Obligations) (continued)
VLS Commercial Mortgage Trust
Series 2020-LAB, Class A
2.13%, due 10/10/42 (b)	$ 2,500,000	$ 2,002,906
		18,345,134
Whole Loan (Collateralized Mortgage Obligations) 1.9%
A&D Mortgage Trust (a)(b)
Series 2024-NQM5, Class A3
6.106%, due 11/25/69	2,754,288	2,739,659
Series 2023-NQM4, Class A1
7.472%, due 9/25/68	2,283,729	2,330,657
Series 2023-NQM4, Class A2
7.826%, due 9/25/68	1,660,894	1,691,573
ADMT
Series 2024-NQM6, Class A3
6.072%, due 1/25/70 (a)(b)	2,500,000	2,500,092
PRKCM Trust
Series 2024-HOME1, Class A1
6.431%, due 5/25/59 (a)(b)	1,923,234	1,946,704
		11,208,685
Total Mortgage-Backed Securities (Cost $52,567,189)		52,359,874
U.S. Government & Federal Agencies 39.0%
Federal Home Loan Mortgage Corporation (Mortgage Pass-Through Securities) 5.3%
FHLMC Gold Pools, 30 Year
6.50%, due 11/1/35	1,342	1,381
6.50%, due 8/1/37	12,452	12,899
UMBS Pool, 30 Year
2.00%, due 1/1/52	3,063,025	2,412,048
2.00%, due 2/1/52	4,198,957	3,309,403
2.50%, due 7/1/50	3,852,673	3,201,355
2.50%, due 2/1/51	3,732,690	3,102,841
3.00%, due 5/1/51	4,237,487	3,676,786
3.50%, due 11/1/51	2,736,200	2,439,721
4.00%, due 10/1/52	2,650,169	2,439,077
5.00%, due 11/1/52	2,635,121	2,553,003
5.00%, due 12/1/52	2,374,603	2,303,758
5.50%, due 8/1/53	1,595,587	1,596,295
6.00%, due 9/1/54	4,446,772	4,472,977
		31,521,544
	Principal Amount	Value

Federal National Mortgage Association (Mortgage Pass-Through Securities) 10.1%
FNMA, Other
2.50%, due 9/1/63	$ 5,178,329	$ 4,168,926
4.50%, due 9/1/63	1,973,422	1,856,545
UMBS, 15 Year
2.00%, due 7/1/36	2,964,059	2,632,923
UMBS, 30 Year
1.50%, due 11/1/50 (d)	4,018,542	2,974,052
2.00%, due 8/1/50	4,235,205	3,345,823
2.00%, due 12/1/50	3,831,034	3,032,115
2.00%, due 3/1/51	3,955,106	3,133,920
2.50%, due 5/1/43	212,882	179,231
2.50%, due 9/1/50	4,544,222	3,794,557
2.50%, due 8/1/51	2,496,994	2,081,270
2.50%, due 4/1/52	2,110,238	1,746,816
3.00%, due 5/1/52	4,951,157	4,246,490
3.50%, due 2/1/52	1,964,555	1,751,498
4.50%, due 7/1/52	2,532,435	2,388,622
4.50%, due 7/1/52	1,752,041	1,659,117
5.50%, due 11/1/52	3,426,287	3,406,087
5.50%, due 10/1/53	3,899,762	3,873,760
6.00%, due 11/1/52	2,590,468	2,615,875
6.50%, due 10/1/36	9,141	9,529
6.50%, due 8/1/37	1,749	1,801
7.00%, due 9/1/37	15,016	15,559
7.00%, due 10/1/37	226	236
7.00%, due 11/1/37	3,230	3,347
7.50%, due 7/1/28	1,848	1,850
UMBS, Single Family, 30 Year TBA (h)
2.00%, due 1/25/55	3,500,000	2,722,617
2.50%, due 1/25/55	3,500,000	2,850,313
3.00%, due 1/25/55	1,300,000	1,103,984
3.50%, due 1/25/55	2,200,000	1,945,717
4.00%, due 1/25/55	3,400,000	3,108,886
		60,651,466
Government National Mortgage Association (Mortgage Pass-Through Securities) 4.2%
GNMA I, Single Family, 30 Year
4.00%, due 3/15/44	18,448	17,330
4.00%, due 7/15/44	111,840	104,415
4.00%, due 7/15/45	54,530	51,133
4.50%, due 6/15/39	273,503	264,925
4.50%, due 6/15/40	113,640	110,080
GNMA II, 30 Year
2.00%, due 3/20/51	3,522,733	2,771,460
2.50%, due 3/20/51	3,415,897	2,842,222
2.50%, due 1/20/52	75,257	62,890

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
10	NYLI VP Bond Portfolio

	Principal Amount	Value
U.S. Government & Federal Agencies (continued)
Government National Mortgage Association (Mortgage Pass-Through Securities) (continued)
GNMA II, 30 Year (continued)
2.50%, due 9/20/52	$ 24,059	$ 20,118
3.50%, due 5/20/52	2,962,698	2,665,819
4.50%, due 9/20/52	2,672,123	2,535,604
GNMA II, Single Family, 30 Year
2.50%, due 1/15/55 TBA (h)	1,900,000	1,586,500
3.00%, due 10/20/51	2,940,216	2,552,727
4.00%, due 4/20/52	1,998,933	1,844,085
5.00%, due 7/20/52	1,431,761	1,392,477
5.00%, due 1/15/55 TBA (h)	1,500,000	1,455,059
5.50%, due 1/15/55 TBA (h)	3,500,000	3,471,065
6.00%, due 1/15/55 TBA (h)	1,750,000	1,761,484
		25,509,393
United States Treasury Bonds 2.5%
U.S. Treasury Bonds
2.00%, due 11/15/41	3,420,000	2,296,255
2.375%, due 2/15/42	2,140,000	1,523,377
2.875%, due 5/15/52	5,935,000	4,150,534
3.25%, due 5/15/42	500,000	406,695
4.50%, due 11/15/54	1,705,000	1,625,595
4.625%, due 5/15/44	5,050,000	4,895,760
		14,898,216
United States Treasury Notes 16.9%
U.S. Treasury Notes
2.75%, due 6/30/25	1,000,000	992,828
4.00%, due 12/15/27	24,500,000	24,311,581
4.125%, due 11/30/31	750,000	733,988
4.25%, due 12/31/26	30,575,000	30,577,512
4.25%, due 11/15/34	18,305,000	17,827,909
4.375%, due 12/31/29	12,445,000	12,438,748
4.50%, due 12/31/31	14,175,000	14,186,800
		101,069,366
Total U.S. Government & Federal Agencies (Cost $239,509,625)		233,649,985
Total Long-Term Bonds (Cost $596,537,177)		589,255,653

	Shares	Value

Short-Term Investment 1.0%
Unaffiliated Investment Company 1.0%
JPMorgan U.S. Government Money Market Fund, IM Class, 4.456% (i)	6,252,055	$ 6,252,055
Total Short-Term Investment (Cost $6,252,055)		6,252,055
Total Investments (Cost $602,789,232)	99.5%	595,507,708
Other Assets, Less Liabilities	0.5	2,975,563
Net Assets	100.0%	$ 598,483,271

†	Percentages indicated are based on Portfolio net assets.
^	Industry classifications may be different than those used for compliance monitoring purposes.
‡	Less than one-tenth of a percent.
(a)	Step coupon—Rate shown was the rate in effect as of December 31, 2024.
(b)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(c)	Floating rate—Rate shown was the rate in effect as of December 31, 2024.
(d)	Delayed delivery security.
(e)	Fixed to floating rate—Rate shown was the rate in effect as of December 31, 2024.
(f)	Collateralized Mortgage Obligation Interest Only Strip—Pays a fixed or variable rate of interest based on mortgage loans or mortgage pass-through securities. The principal amount of the underlying pool represents the notional amount on which the current interest was calculated. The value of these stripped securities may be particularly sensitive to changes in prevailing interest rates and are typically more sensitive to changes in prepayment rates than traditional mortgage-backed securities.
(g)	Collateral strip rate—A bond whose interest was based on the weighted net interest rate of the collateral. The coupon rate adjusts periodically based on a predetermined schedule. Rate shown was the rate in effect as of December 31, 2024.
(h)	TBA—Security purchased on a forward commitment basis with an approximate principal amount and maturity date. The actual principal amount and maturity date will be determined upon settlement. As of December 31, 2024, the total net market value was $20,005,625, which represented 3.3% of the Portfolio’s net assets. All or a portion of this security is a part of a mortgage dollar roll agreement.
(i)	Current yield as of December 31, 2024.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
11

Portfolio of Investments December 31, 2024†^ (continued)
Futures Contracts
As of December 31, 2024, the Portfolio held the following futures contracts1:
Type	Number of Contracts	Expiration Date	Value at Trade Date	Current Notional Amount	Unrealized Appreciation (Depreciation)[2]
Long Contracts
U.S. Treasury 2 Year Notes	100	March 2025	$ 20,589,276	$ 20,560,938	$ (28,338)
U.S. Treasury 5 Year Notes	30	March 2025	3,210,256	3,189,141	(21,115)
U.S. Treasury Long Bonds	316	March 2025	37,007,571	35,974,625	(1,032,946)
U.S. Treasury Ultra Bonds	117	March 2025	14,432,363	13,912,031	(520,332)
Total Long Contracts					(1,602,731)
Short Contracts
U.S. Treasury 10 Year Notes	(41)	March 2025	(4,510,659)	(4,458,750)	51,909
U.S. Treasury 10 Year Ultra Bonds	(247)	March 2025	(27,949,145)	(27,494,188)	454,957
Total Short Contracts					506,866
Net Unrealized Depreciation					$ (1,095,865)

1.	As of December 31, 2024, cash in the amount of $1,468,860 was on deposit with a broker or futures commission merchant for futures transactions.
2.	Represents the difference between the value of the contracts at the time they were opened and the value as of December 31, 2024.
Abbreviation(s):
ACES—Alternative Credit Enhancement Securities
CLO—Collateralized Loan Obligation
FHLMC—Federal Home Loan Mortgage Corp.
FNMA—Federal National Mortgage Association
GNMA—Government National Mortgage Association
REIT—Real Estate Investment Trust
REMIC—Real Estate Mortgage Investment Conduit
SOFR—Secured Overnight Financing Rate
TBA—To Be Announced
UMBS—Uniform Mortgage Backed Securities
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
12	NYLI VP Bond Portfolio

The following is a summary of the fair valuations according to the inputs used as of December 31, 2024, for valuing the Portfolio’s assets and liabilities:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Long-Term Bonds
Asset-Backed Securities	$ —	$ 41,933,245	$ —	$ 41,933,245
Corporate Bonds	—	259,674,809	—	259,674,809
Foreign Government Bonds	—	1,637,740	—	1,637,740
Mortgage-Backed Securities	—	52,359,874	—	52,359,874
U.S. Government & Federal Agencies	—	233,649,985	—	233,649,985
Total Long-Term Bonds	—	589,255,653	—	589,255,653
Short-Term Investment
Unaffiliated Investment Company	6,252,055	—	—	6,252,055
Total Investments in Securities	6,252,055	589,255,653	—	595,507,708
Other Financial Instruments
Futures Contracts (b)	506,866	—	—	506,866
Total Investments in Securities and Other Financial Instruments	$ 6,758,921	$ 589,255,653	$ —	$ 596,014,574
Liability Valuation Inputs
Other Financial Instruments
Futures Contracts (b)	$ (1,602,731)	$ —	$ —	$ (1,602,731)

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.
(b)	The value listed for these securities reflects unrealized appreciation (depreciation) as shown on the Portfolio of Investments.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
13

Statement of Assets and Liabilities as of December 31, 2024
Assets
Investment in securities, at value (identified cost $602,789,232)	$595,507,708
Cash	28,000,002
Cash collateral on deposit at broker for futures contracts	1,468,860
Receivables:
Interest	4,973,422
Investment securities sold	3,150,000
Portfolio shares sold	913,347
Other assets	110,185
Total assets	634,123,524
Liabilities
Payables:
Investment securities purchased	35,059,176
Manager (See Note 3)	253,349
Portfolio shares redeemed	156,704
NYLIFE Distributors (See Note 3)	76,590
Professional fees	43,387
Variation margin on futures contracts	34,726
Custodian	11,459
Shareholder communication	2,123
Trustees	7
Accrued expenses	2,732
Total liabilities	35,640,253
Net assets	$598,483,271
Composition of Net Assets
Shares of beneficial interest outstanding (par value of $.001 per share) unlimited number of shares authorized	$50,234
Additional paid-in-capital	715,739,627
715,789,861
Total distributable earnings (loss)	(117,306,590)
Net assets	$598,483,271
Initial Class
Net assets applicable to outstanding shares	$239,904,951
Shares of beneficial interest outstanding	19,990,162
Net asset value per share outstanding	$12.00
Service Class
Net assets applicable to outstanding shares	$358,578,320
Shares of beneficial interest outstanding	30,243,526
Net asset value per share outstanding	$11.86

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
14	NYLI VP Bond Portfolio

Statement of Operations for the year ended December 31, 2024
Investment Income (Loss)
Income
Interest	$31,585,796
Expenses
Manager (See Note 3)	2,967,714
Distribution/Service—Service Class (See Note 3)	914,943
Professional fees	119,777
Custodian	44,177
Shareholder communication	38,753
Trustees	14,200
Miscellaneous	26,389
Total expenses	4,125,953
Net investment income (loss)	27,459,843
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Unaffiliated investment transactions	(6,560)
Futures transactions	(771,683)
Investments sold short	385,965
Net realized gain (loss)	(392,278)
Net change in unrealized appreciation (depreciation) on:
Unaffiliated investments	(14,370,127)
Futures contracts	(4,313,884)
Investments sold short	20,595
Net change in unrealized appreciation (depreciation)	(18,663,416)
Net realized and unrealized gain (loss)	(19,055,694)
Net increase (decrease) in net assets resulting from operations	$8,404,149
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
15

Statements of Changes in Net Assets
for the years ended December 31, 2024 and December 31, 2023
	2024	2023
Increase (Decrease) in Net Assets
Operations:
Net investment income (loss)	$27,459,843	$27,824,614
Net realized gain (loss)	(392,278)	(34,933,996)
Net change in unrealized appreciation (depreciation)	(18,663,416)	40,939,405
Net increase (decrease) in net assets resulting from operations	8,404,149	33,830,023
Distributions to shareholders:
Initial Class	(11,273,423)	(8,428,021)
Service Class	(16,553,649)	(9,819,848)
Total distributions to shareholders	(27,827,072)	(18,247,869)
Capital share transactions:
Net proceeds from sales of shares	93,182,109	60,830,751
Net asset value of shares issued to shareholders in reinvestment of distributions	27,827,072	18,247,869
Cost of shares redeemed	(141,869,691)	(135,979,597)
Increase (decrease) in net assets derived from capital share transactions	(20,860,510)	(56,900,977)
Net increase (decrease) in net assets	(40,283,433)	(41,318,823)
Net Assets
Beginning of year	638,766,704	680,085,527
End of year	$598,483,271	$638,766,704
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
16	NYLI VP Bond Portfolio

Financial Highlights selected per share data and ratios
	Year Ended December 31,
Initial Class	2024	2023	2022	2021	2020
Net asset value at beginning of year	$12.37	$12.08	$14.43	$15.37	$14.57
Net investment income (loss) (a)	0.58	0.52	0.33	0.21	0.28
Net realized and unrealized gain (loss)	(0.35)	0.12	(2.42)	(0.42)	0.87
Total from investment operations	0.23	0.64	(2.09)	(0.21)	1.15
Less distributions:
From net investment income	(0.60)	(0.35)	(0.26)	(0.27)	(0.31)
From net realized gain on investments	—	—	—	(0.46)	(0.04)
Total distributions	(0.60)	(0.35)	(0.26)	(0.73)	(0.35)
Net asset value at end of year	$12.00	$12.37	$12.08	$14.43	$15.37
Total investment return (b)	1.84%	5.58%	(14.47)%	(1.37)%	7.94%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	4.74%	4.30%	2.53%	1.39%	1.83%
Net expenses (c)	0.54%	0.52%	0.53%	0.52%	0.53%
Portfolio turnover rate (d)	351%	469%	474%	326%	255%
Net assets at end of year (in 000's)	$239,905	$266,632	$292,815	$366,020	$412,053

(a)	Per share data based on average shares outstanding during the year.
(b)	Total return does not reflect any deduction of sales charges, mortality and expense charges, contract charges or administrative charges.
(c)	In addition to the fees and expenses which the Portfolio bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.
(d)	The portfolio turnover rates not including mortgage dollar rolls were 337%, 438%, 194%, 241% and 197%, for the years ended December 31, 2024, 2023, 2022, 2021 and 2020, respectively.

	Year Ended December 31,
Service Class	2024	2023	2022	2021	2020
Net asset value at beginning of year	$12.22	$11.93	$14.25	$15.19	$14.41
Net investment income (loss) (a)	0.55	0.49	0.29	0.17	0.24
Net realized and unrealized gain (loss)	(0.34)	0.12	(2.39)	(0.41)	0.86
Total from investment operations	0.21	0.61	(2.10)	(0.24)	1.10
Less distributions:
From net investment income	(0.57)	(0.32)	(0.22)	(0.24)	(0.28)
From net realized gain on investments	—	—	—	(0.46)	(0.04)
Total distributions	(0.57)	(0.32)	(0.22)	(0.70)	(0.32)
Net asset value at end of year	$11.86	$12.22	$11.93	$14.25	$15.19
Total investment return (b)	1.59%	5.31%	(14.68)%	(1.62)%	7.67%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	4.49%	4.05%	2.26%	1.14%	1.57%
Net expenses (c)	0.79%	0.77%	0.78%	0.77%	0.78%
Portfolio turnover rate (d)	351%	469%	474%	326%	255%
Net assets at end of year (in 000's)	$358,578	$372,134	$387,271	$520,402	$530,338

(a)	Per share data based on average shares outstanding during the year.
(b)	Total return does not reflect any deduction of sales charges, mortality and expense charges, contract charges or administrative charges.
(c)	In addition to the fees and expenses which the Portfolio bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.
(d)	The portfolio turnover rates not including mortgage dollar rolls were 337%, 438%, 194%, 241% and 197%, for the years ended December 31, 2024, 2023, 2022, 2021 and 2020, respectively.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
17

Notes to Financial Statements
Note 1–Organization and Business
New York Life Investments VP Funds Trust (the “Fund”) (formerly known as MainStay VP Funds Trust) was organized as a Delaware statutory trust on February 1, 2011. The Fund is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Fund is comprised of thirty-three separate series (collectively referred to as the “Portfolios”). These financial statements and notes relate to the NYLI VP Bond Portfolio (formerly known as MainStay VP Bond Portfolio) (the "Portfolio"), a "diversified” portfolio, as that term is defined in the 1940 Act, as interpreted or modified by regulatory authorities having jurisdiction, from time to time.
Shares of the Portfolio are currently offered to certain separate accounts to fund variable annuity policies and variable universal life insurance policies issued by New York Life Insurance and Annuity Corporation (“NYLIAC”), a wholly-owned subsidiary of New York Life Insurance Company (“New York Life”) and may also be offered to fund variable annuity policies and variable universal life insurance policies issued by other insurance companies. NYLIAC allocates shares of the Portfolio to, among others, certain NYLIAC separate accounts. Shares of the Portfolio are also offered to the NYLI VP Conservative Allocation Portfolio, NYLI VP Moderate Allocation Portfolio, NYLI VP Growth Allocation Portfolio and NYLI VP Equity Allocation Portfolio, which operate as “funds-of-funds," and other variable insurance funds.
The following table lists the Portfolio's share classes that have been registered and commenced operations:
Class	Commenced Operations
Initial Class	January 23, 1984
Service Class	June 4, 2003
Shares of the Portfolio are offered and are redeemed at a price equal to their respective net asset value (“NAV”) per share. No sales or redemption charge is applicable to the purchase or redemption of the Portfolio's shares. Under the terms of the Fund’s multiple class plan, adopted pursuant to Rule 18f-3 under the 1940 Act, the classes differ in that, among other things, Service Class shares of the Portfolio pay a combined distribution and service fee of 0.25% of average daily net assets attributable to Service Class shares of the Portfolio to the Distributor (as defined in Note 3(B)) pursuant to a plan adopted in accordance with Rule 12b-1 under the 1940 Act. Contract owners of variable annuity contracts purchased after June 2, 2003, are permitted to invest only in the Service Class shares.
The Portfolio's investment objective is to seek total return.
In this reporting period, the Portfolio adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures ("ASU 2023-07"). Adoption of the new standard impacted financial statement disclosures only and did not affect the Portfolio's financial position or its results of operations. The intent of ASU 2023-07 is, through improved segment disclosures, to enable investors to better understand an entity's overall performance and to assess its potential future cash flows. NYLI Disclosure Committee ("Committee") acts as the Portfolio's chief operating decision maker assessing performance and making decisions about resource allocation. The Committee has determined that the Portfolio has a single operating segment based on the fact that the Committee monitors the operating results of the Portfolio as a whole and the Portfolio's long-term strategic asset allocation is pre-determined in accordance with the terms of its respective prospectus, based on a defined investment strategy which is executed by the Portfolio's portfolio managers as a team. The financial information provided to and reviewed by the Committee is consistent with that presented in the Portfolio's Portfolio of Investments, Statement of Changes in Net Assets and Financial Highlights.
Note 2–Significant Accounting Policies
The Portfolio is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services—Investment Companies. The Portfolio prepares its financial statements in accordance with generally accepted accounting principles (“GAAP”) in the United States of America and follows the significant accounting policies described below.
(A) Securities Valuation.  Investments are usually valued as of the close of regular trading on the New York Stock Exchange (the "Exchange") (usually 4:00 p.m. Eastern time) on each day the Portfolio is open for business ("valuation date").
Pursuant to Rule 2a-5 under the 1940 Act, the Board of Trustees of the Fund (the "Board") has designated New York Life Investment Management LLC (“New York Life Investments” or the "Manager") as its Valuation Designee (the "Valuation Designee"). The Valuation Designee is responsible for performing fair valuations relating to all investments in the Portfolio’s portfolio for which market quotations are not readily available; periodically assessing and managing material valuation risks; establishing and applying fair value methodologies; testing fair valuation methodologies; evaluating and overseeing pricing services; ensuring appropriate segregation of valuation and portfolio management functions; providing quarterly, annual and prompt reporting to the Board, as appropriate; identifying potential conflicts of interest; and maintaining appropriate records. The Valuation Designee has established a valuation committee ("Valuation Committee") to assist in carrying out the Valuation Designee’s responsibilities and establish prices of securities for which market quotations are not readily available. The Portfolio's and the Valuation Designee's policies and procedures ("Valuation Procedures") govern the Valuation Designee’s selection and application of methodologies for determining and calculating the fair value of Portfolio investments. The Valuation Designee may value the Portfolio's portfolio securities for which market quotations are not readily available and other Portfolio assets utilizing inputs from pricing services and other third-party sources. The Valuation Committee meets (in person, via electronic mail or via teleconference) on an ad-hoc basis to determine fair valuations and

18	NYLI VP Bond Portfolio

on a quarterly basis to review fair value events with respect to certain securities for which market quotations are not readily available, including valuation risks and back-testing results, and to preview reports to the Board.
The Valuation Committee establishes prices of securities for which market quotations are not readily available based on such methodologies and measurements on a regular basis after considering information that is reasonably available and deemed relevant by the Valuation Committee. The Board shall oversee the Valuation Designee and review fair valuation materials on a prompt, quarterly and annual basis and approve proposed revisions to the Valuation Procedures.
Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to the Valuation Procedures. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the Portfolio can access at the measurement date, provided that a quotation will not be readily available if it is not reliable. "Fair value" is defined as the price the Portfolio would reasonably expect to receive upon selling an asset or liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the asset or liability. Fair value measurements are determined within a framework that establishes a three-tier hierarchy that maximizes the use of observable market data and minimizes the use of unobservable inputs to establish a classification of fair value measurements for disclosure purposes. "Inputs" refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, such as the risk inherent in a particular valuation technique used to measure fair value using a pricing model and/or the risk inherent in the inputs for the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions market participants would use in pricing the asset or liability based on the information available. The inputs or methodology used for valuing assets or liabilities may not be an indication of the risks associated with investing in those assets or liabilities. The three-tier hierarchy of inputs is summarized below.
•	Level 1—quoted prices (unadjusted) in active markets for an identical asset or liability
•	Level 2—other significant observable inputs (including quoted prices for a similar asset or liability in active markets, interest rates and yield curves, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio's own assumptions about the assumptions that market participants would use in measuring fair value of an asset or liability)
The level of an asset or liability within the fair value hierarchy is based on the lowest level of an input, both individually and in the aggregate, that is significant to the fair value measurement. The aggregate value by input level of the Portfolio’s assets and liabilities as of December 31, 2024, is included at the end of the Portfolio of Investments.
The Portfolio may use third-party vendor evaluations, whose prices may be derived from one or more of the following standard inputs, among others:
• Benchmark yields	• Reported trades
• Broker/dealer quotes	• Issuer spreads
• Two-sided markets	• Benchmark securities
• Bids/offers	• Reference data (corporate actions or material event notices)
• Industry and economic events	• Comparable bonds
• Monthly payment information
An asset or liability for which a market quotation is not readily available is valued by methods deemed reasonable in good faith by the Valuation Committee, following the Valuation Procedures to represent fair value. Under these procedures, the Valuation Designee generally uses a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information. The Valuation Designee may also use an income-based valuation approach in which the anticipated future cash flows of the asset or liability are discounted to calculate fair value. Fair value represents a good faith approximation of the value of a security. Fair value determinations involve the consideration of a number of subjective factors, an analysis of applicable facts and circumstances and the exercise of judgment. As a result, it is possible that the fair value for a security determined in good faith in accordance with the Valuation Procedures may differ from valuations for the same security determined for other funds using their own valuation procedures. Although the Valuation Procedures are designed to value a security at the price the Portfolio may reasonably expect to receive upon the security's sale in an orderly transaction, there can be no assurance that any fair value determination thereunder would, in fact, approximate the amount that the Portfolio would actually realize upon the sale of the security or the price at which the security would trade if a reliable market price were readily available. During the year ended December 31, 2024, there were no material changes to the fair value methodologies.
Securities which may be valued in this manner include, but are not limited to: (i) a security for which trading has been halted or suspended or otherwise does not have a readily available market quotation on a given day; (ii) a debt security that has recently gone into default and for which there is not a current market quotation; (iii) a security of an issuer that has entered into a restructuring; (iv) a security that has been delisted from a national exchange; (v) a security subject to trading collars for which no or limited trading takes place; and (vi) a security whose principal market has been temporarily closed at a time when, under normal conditions, it would be open. Securities valued in this manner are generally categorized as Level 2 or 3 in the hierarchy.
19

Notes to Financial Statements (continued)
Investments in mutual funds, including money market funds, are valued at their respective NAVs at the close of business each day on the valuation date. These securities are generally categorized as Level 1 in the hierarchy.
Futures contracts are valued at the last posted settlement price on the market where such futures are primarily traded. These securities are generally categorized as Level 1 in the hierarchy.
Debt securities (other than convertible and municipal bonds) are valued at the evaluated bid prices (evaluated mean prices in the case of convertible and municipal bonds) supplied by a pricing agent or broker selected by the Valuation Designee, in consultation with the Subadvisor. The evaluations are market-based measurements processed through a pricing application and represents the pricing agent’s good faith determination as to what a holder may receive in an orderly transaction under market conditions. The rules-based logic utilizes valuation techniques that reflect participants’ assumptions and vary by asset class and per methodology, maximizing the use of relevant observable data including quoted prices for similar assets, benchmark yield curves and market corroborated inputs. The evaluated bid or mean prices are deemed by the Valuation Designee, in consultation with the Subadvisor, to be representative of market values at the regular close of trading of the Exchange on each valuation date. Debt securities purchased on a delayed delivery basis are marked to market daily until settlement at the forward settlement date. Debt securities, including corporate bonds, U.S. government and federal agency bonds, municipal bonds, foreign bonds, convertible bonds, asset-backed securities and mortgage-backed securities are generally categorized as Level 2 in the hierarchy.
Temporary cash investments acquired in excess of 60 days to maturity at the time of purchase are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities and ratings), both as furnished by independent pricing services. Temporary cash investments that mature in 60 days or less at the time of purchase ("Short-Term Investments") are valued using the amortized cost method of valuation, unless the use of such method would be inappropriate. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between such cost and the principal on maturity date. Amortized cost approximates the current fair value of a security. Securities valued using the amortized cost method are not valued using quoted prices in an active market and are generally categorized as Level 2 in the hierarchy.
The information above is not intended to reflect an exhaustive list of the methodologies that may be used to value portfolio investments. The Valuation Procedures permit the use of a variety of valuation methodologies in connection with valuing portfolio investments. The methodology used for a specific type of investment may vary based on the market data available or other considerations. The methodologies summarized above may not represent the specific means by which portfolio investments are valued on any particular business day.
(B) Income Taxes.   The Portfolio's policy is to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute all of its taxable income to the shareholders of the Portfolio within the allowable time limits.
The Manager evaluates the Portfolio’s tax positions to determine if the tax positions taken meet the minimum recognition threshold in connection with accounting for uncertainties in income tax positions taken or expected to be taken for the purposes of measuring and recognizing tax liabilities in the financial statements. Recognition of tax benefits of an uncertain tax position is permitted only to the extent the position is “more likely than not” to be sustained assuming examination by taxing authorities. The Manager analyzed the Portfolio's tax positions taken on federal, state and local income tax returns for all open tax years (for up to three tax years) and has concluded that no provisions for federal, state and local income tax are required in the Portfolio's financial statements. The Portfolio's federal, state and local income tax and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state and local departments of revenue.
(C) Dividends and Distributions to Shareholders. Dividends and distributions are recorded on the ex-dividend date. The Portfolio intends to declare and pay dividends from net investment income and distributions from net realized capital and currency gains, if any, at least annually. All dividends and distributions are reinvested at NAV in the same class of shares of the Portfolio. Dividends and distributions to shareholders are determined in accordance with federal income tax regulations and may differ from determinations using GAAP.
(D) Security Transactions and Investment Income.  The Portfolio records security transactions on the trade date. Realized gains and losses on security transactions are determined using the identified cost method. Dividend income is recognized on the ex-dividend date, net of any foreign tax withheld at the source, and interest income is recorded on an accrual basis and may include coupon interest, amortization of premium, accretion of discount on debt securities, and gains/losses on paydowns. Distributions received from real estate investment trusts, if applicable, may be classified as dividends, capital gains and/or return of capital. Discounts and premiums on securities purchased for the Portfolio are accreted and amortized, respectively, on the effective interest rate method.
Investment income and realized and unrealized gains and losses on investments of the Portfolio are allocated pro rata to the separate classes of shares based upon their relative net assets on the date the income is earned or realized and unrealized gains and losses are incurred.
The Portfolio may place a debt security on non-accrual status and reduce related interest income by ceasing current accruals and writing off all or a portion of any interest receivables when the collection of all or a portion of such interest has become doubtful. A debt security is removed from

20	NYLI VP Bond Portfolio

non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.
(E) Expenses.  Expenses of the Fund are allocated to the individual Portfolios in proportion to the net assets of the respective Portfolios when the expenses are incurred, except where direct allocations of expenses can be made. Expenses (other than fees incurred under the distribution and service plans, further discussed in Note 3(B), which are charged directly to the Service Class shares) are allocated to separate classes of shares pro rata based upon their relative net assets on the date the expenses are incurred. The expenses borne by the Portfolio, including those of related parties to the Portfolio, are shown in the Statement of Operations.
Additionally, the Portfolio may invest in mutual funds, which are subject to management fees and other fees that may cause the costs of investing in mutual funds to be greater than the costs of owning the underlying securities directly. These indirect expenses of mutual funds are not included in the amounts shown as expenses in the Statement of Operations or in the expense ratios included in the Financial Highlights.
(F) Use of Estimates.  In preparing financial statements in conformity with GAAP, the Manager makes estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates and assumptions.
(G) Futures Contracts.  A futures contract is an agreement to purchase or sell a specified quantity of an underlying instrument at a specified future date and price, or to make or receive a cash payment based on the value of a financial instrument (e.g., foreign currency, interest rate, security or securities index). The Portfolio is subject to risks such as market price risk, leverage risk, liquidity risk, counterparty risk, operational risk, legal risk and/or interest rate risk in the normal course of investing in these contracts. Upon entering into a futures contract, the Portfolio is required to pledge to the broker or futures commission merchant an amount of cash and/or U.S. government securities equal to a certain percentage of the collateral amount, known as the “initial margin.” During the period the futures contract is open, changes in the value of the contract are recognized as unrealized appreciation or depreciation by marking to market such contract on a daily basis to reflect the market value of the contract at the end of each day’s trading. The Portfolio agrees to receive from or pay to the broker or futures commission merchant an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as “variation margin.” When the futures contract is closed, the Portfolio records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Portfolio's basis in the contract.
The use of futures contracts involves, to varying degrees, elements of market risk in excess of the amount recognized in the Statement of Assets and Liabilities. The contract or notional amounts and variation margin reflect the extent of the Portfolio's involvement in open futures positions. There are several risks associated with the use of futures contracts as hedging  techniques. There can be no assurance that a liquid market will exist at the time when the Portfolio seeks to close out a futures contract. If no liquid market exists, the Portfolio would remain obligated to meet margin requirements until the position is closed. Futures contracts may involve a small initial investment relative to the risk assumed, which could result in losses greater than if the Portfolio did not invest in futures contracts. Futures contracts may be more volatile than direct investments in the instrument underlying the futures and may not correlate to the underlying instrument, causing a given hedge not to achieve its objectives. The Portfolio's activities in futures contracts have minimal counterparty risk as they are conducted through regulated exchanges that guarantee the futures against default by the counterparty. In the event of a bankruptcy or insolvency of a futures commission merchant that holds margin on behalf of the Portfolio, the Portfolio may not be entitled to the return of the entire margin owed to the Portfolio, potentially resulting in a loss. The Portfolio may invest in futures contracts to seek enhanced returns or to reduce the risk of loss by hedging certain of its holdings. The Portfolio's investment in futures contracts and other derivatives may increase the volatility of the Portfolio's NAVs and may result in a loss to the Portfolio.
(H) Dollar Rolls. The Portfolio may enter into dollar roll transactions in which it sells mortgage-backed securities ("MBS") from its portfolio to a counterparty from whom it simultaneously agrees to buy a similar security on a delayed delivery basis. The Portfolio generally transfers MBS where the MBS are "to be announced," therefore, the Portfolio accounts for these transactions as purchases and sales.
When accounted for as purchase and sales, the securities sold in connection with the dollar rolls are removed from the portfolio and a realized gain or loss is recognized. The securities the Portfolio has agreed to acquire are included at market value in the Portfolio of Investments and liabilities for such purchase commitments are included as payables for investments purchased. During the roll period, the Portfolio foregoes principal and interest paid on the securities. The Portfolio is compensated by the difference between the current sales price and the forward price for the future as well as by the earnings on the cash proceeds of the initial sale. Dollar rolls may be renewed without physical delivery of the securities subject to the contract. Dollar roll transactions involve certain risks, including the risk that the securities returned to the Portfolio at the end of the roll period, while substantially similar, could be inferior to what was initially sold to the counterparty.
(I) Delayed Delivery Transactions.  The Portfolio may purchase or sell securities on a delayed delivery basis. These transactions involve a commitment by the Portfolio to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed delivery purchases are outstanding, the Portfolio will designate liquid assets in an amount sufficient to meet the purchase price. When purchasing a security on a delayed delivery basis, the Portfolio assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its NAV. The
21

Notes to Financial Statements (continued)
Portfolio may dispose of or renegotiate a delayed delivery transaction after it is entered into, and may sell delayed delivery securities before they are delivered, which may result in a realized gain or loss. When the Portfolio has sold a security it owns on a delayed delivery basis, the Portfolio does not participate in future gains and losses with respect to the security. Delayed delivery transactions as of December 31, 2024, are shown in the Portfolio of Investments.
(J) Debt Securities Risk.  The ability of issuers of debt securities held by the Portfolio to meet their obligations may be affected by, among other things, economic or political developments in a specific country, industry or region. Debt securities are also subject to the risks associated with changes in interest rates.
Investments in the Portfolio are not guaranteed, even though some of the Portfolio’s underlying investments are guaranteed by the U.S. government or its agencies or instrumentalities. The principal risk of mortgage-related and asset-backed securities is that the underlying debt may be prepaid ahead of schedule, if interest rates fall, thereby reducing the value of the Portfolio’s investment. If interest rates rise, less of the debt may be prepaid and the Portfolio may lose money because the Portfolio may be unable to invest in higher yielding assets. The Portfolio is subject to interest-rate risk and can lose principal value when interest rates rise. Bonds are also subject to credit risk, in which the bond issuer may fail to pay interest and principal in a timely manner.
The Portfolio may invest in foreign debt securities, which carry certain risks that are in addition to the usual risks inherent in domestic instruments. Foreign regulatory regimes and securities markets can have less stringent investor protections and disclosure standards and less liquid trading markets than U.S. regulatory regimes and securities markets, and can experience political, social and economic developments that may affect the value of investments in foreign securities. These risks include those resulting from currency fluctuations, future adverse political or economic developments and possible imposition of currency exchange blockages or other foreign governmental laws or restrictions. Economic sanctions and other similar governmental actions or developments could, among other things, effectively restrict or eliminate the Portfolio’s ability to purchase or sell certain foreign securities or groups of foreign securities, and thus may make the Portfolio’s investments in such securities less liquid or more difficult to value. These risks are likely to be greater in emerging markets than in developed markets. The ability of issuers of debt securities held by the Portfolio to meet their obligations may be affected by, among other things, economic or political developments in a specific country, industry or region.
(K) Indemnifications.  Under the Fund’s organizational documents, its officers and trustees are indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Portfolio enters into contracts with third-party service providers that contain a variety of representations and warranties and that may provide general indemnifications. The Portfolio's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio that have not yet occurred. The Manager believes that the risk of loss in connection with these potential indemnification obligations is remote. However, there can be no assurance that material liabilities related to such obligations will not arise in the future, which could adversely impact the Portfolio.
(L) Quantitative Disclosure of Derivative Holdings. The following tables show additional disclosures related to the Portfolio's derivative and hedging activities, including how such activities are accounted for and their effect on the Portfolio's financial positions, performance and cash flows.
The Portfolio entered into futures contracts in order to hedge against anticipated changes in interest rates that might otherwise have an adverse effect upon the value of the Portfolio's securities as well as help manage the duration and yield curve positioning of the portfolio. These derivatives are not accounted for as hedging instruments.
Fair value of derivative instruments as of December 31, 2024:
Asset Derivatives	Interest Rate Contracts Risk	Total
Futures Contracts - Net Assets—Net unrealized appreciation on futures contracts (a)	$506,866	$506,866
Total Fair Value	$506,866	$506,866

(a)	Includes cumulative appreciation (depreciation) of futures contracts as reported in the Portfolio of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

Liability Derivatives	Interest Rate Contracts Risk	Total
Futures Contracts - Net Assets—Net unrealized depreciation on futures contracts (a)	$(1,602,731)	$(1,602,731)
Total Fair Value	$(1,602,731)	$(1,602,731)

(a)	Includes cumulative appreciation (depreciation) of futures contracts as reported in the Portfolio of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
The effect of derivative instruments on the Statement of Operations for the year ended December 31, 2024:
Net Realized Gain (Loss) from:	Interest Rate Contracts Risk	Total
Futures Transactions	$(771,683)	$(771,683)
Total Net Realized Gain (Loss)	$(771,683)	$(771,683)

22	NYLI VP Bond Portfolio

Net Change in Unrealized Appreciation (Depreciation)	Interest Rate Contracts Risk	Total
Futures Contracts	$(4,313,884)	$(4,313,884)
Total Net Change in Unrealized Appreciation (Depreciation)	$(4,313,884)	$(4,313,884)

Average Notional Amount	Total
Futures Contracts Long	$77,166,958
Futures Contracts Short	$(34,256,145)
Note 3–Fees and Related Party Transactions
(A) Manager and Subadvisor. New York Life Investments, a registered investment adviser and an indirect, wholly-owned subsidiary of New York Life, serves as the Portfolio's Manager pursuant to an Amended and Restated Management Agreement ("Management Agreement"). The Manager provides offices, conducts clerical, recordkeeping and bookkeeping services and keeps most of the financial and accounting records required to be maintained by the Portfolio. Except for the portion of salaries and expenses that are the responsibility of the Portfolio, the Manager pays the salaries and expenses of all personnel affiliated with the Portfolio and certain operational expenses of the Portfolio. The Portfolio reimburses New York Life Investments in an amount equal to the portion of the compensation of the Chief Compliance Officer attributable to the Portfolio. NYL Investors LLC ("NYL Investors" or "Subadvisor"), a registered investment adviser and a direct, wholly-owned subsidiary of New York Life, serves as the Subadvisor to the Portfolio and is responsible for the day-to-day portfolio management of the Portfolio. Pursuant to the terms of a Subadvisory Agreement between New York Life Investments and NYL Investors, New York Life Investments pays for the services of the Subadvisor.
Pursuant to the Management Agreement, the Fund pays the Manager, on behalf of the Portfolio, a monthly fee for the services performed and the facilities furnished at an annual rate of the Portfolio's average daily net assets as follows: 0.50% up to $500 million; 0.475% from $500 million to $1 billion; 0.45% from $1 billion to $3 billion; and 0.44% in excess of $3 billion. During the year ended December 31, 2024, the effective management fee rate was 0.50% of the Portfolio's average daily net assets.
During the year ended December 31, 2024, New York Life Investments earned fees from the Portfolio in the amount of $2,967,714 and paid the Subadvisor fees in the amount of $1,483,857.
JPMorgan Chase Bank, N.A. ("JPMorgan") provides sub-administration and sub-accounting services to the Portfolio pursuant to an agreement with New York Life Investments. These services include calculating the daily NAVs of the Portfolio, maintaining the general ledger and sub-ledger accounts for the calculation of the Portfolio's NAVs, and assisting New York Life Investments in conducting various aspects of the Portfolio's administrative operations. For providing these services to the Portfolio, JPMorgan is compensated by New York Life Investments.
Pursuant to an agreement between the Fund and New York Life Investments, New York Life Investments is responsible for providing or procuring certain regulatory reporting services for the Portfolio. The Portfolio will reimburse New York Life Investments for the actual costs incurred by New York Life Investments in connection with providing or procuring these services for the Portfolio.
(B) Distribution and Service Fees.  The Fund, on behalf of the Portfolio, has entered into a distribution agreement with NYLIFE Distributors LLC (the “Distributor”), an affiliate of New York Life Investments. The Portfolio has adopted a distribution plan (the “Plan”) in accordance with the provisions of Rule 12b-1 under the 1940 Act. Under the Plan, the Distributor has agreed to provide, through its affiliates or independent third parties, various distribution-related, shareholder and administrative support services to the Service Class shareholders. For its services, the Distributor is entitled to a combined distribution and service fee accrued daily and paid monthly at an annual rate of 0.25% of the average daily net assets attributable to the Service Class shares of the Portfolio.
Note 4-Federal Income Tax
As of December 31, 2024, the cost and unrealized appreciation (depreciation) of the Portfolio’s investment portfolio, including applicable derivative contracts and other financial instruments, as determined on a federal income tax basis, were as follows:
	Federal Tax Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Investments in Securities	$603,116,199	$4,115,514	$(11,750,198)	$(7,634,684)
As of December 31, 2024, the components of accumulated gain (loss) on a tax basis were as follows:
Ordinary Income	Accumulated Capital and Other Gain (Loss)	Other Temporary Differences	Unrealized Appreciation (Depreciation)	Total Accumulated Gain (Loss)
$27,464,017	$(137,111,889)	$—	$(7,658,718)	$(117,306,590)
The difference between book-basis and tax-basis unrealized appreciation (depreciation) is primarily due to mark to market of futures contracts and straddle loss deferral adjustments.
As of December 31, 2024, for federal income tax purposes, capital loss carryforwards of $137,111,889, as shown in the table below, were available to the extent provided by the regulations to offset future realized gains of the Portfolio. Accordingly, no capital gains distributions are
23

Notes to Financial Statements (continued)
expected to be paid to shareholders until net gains have been realized in excess of such amounts.
Capital Loss Available Through	Short-Term Capital Loss Amounts (000’s)	Long-Term Capital Loss Amounts (000’s)
Unlimited	$54,500	$82,612
During the years ended December 31, 2024 and December 31, 2023, the tax character of distributions paid as reflected in the Statements of Changes in Net Assets was as follows:
	2024	2023
Distributions paid from:
Ordinary Income	$27,827,072	$18,247,869
Note 5–Custodian
JPMorgan is the custodian of cash and securities held by the Portfolio. Custodial fees are charged to the Portfolio based on the Portfolio's net assets and/or the market value of securities held by the Portfolio and the number of certain transactions incurred by the Portfolio.
Note 6–Line of Credit
The Portfolio and certain other funds managed by New York Life Investments maintain a line of credit with a syndicate of banks in order to secure a source of funds for temporary purposes to meet unanticipated or excessive redemption requests.
Effective July 23, 2024, under the credit agreement (the “Credit Agreement”), the aggregate commitment amount is $600,000,000 with an additional uncommitted amount of $100,000,000. The commitment fee is an annual rate of 0.15% of the average commitment amount payable quarterly, regardless of usage, to JPMorgan, who serves as the agent to the syndicate. The commitment fee is allocated among the Portfolio and certain other funds managed by New York Life Investments based upon their respective net assets and other factors. Interest on any revolving credit loan is charged based upon the Federal Funds Rate, Daily Simple Secured Overnight Financing Rate ("SOFR") + 0.10%, or the Overnight Bank Funding Rate, whichever is higher. The Credit Agreement expires on July 22, 2025, although the Portfolio, certain other funds managed by New York Life Investments and the syndicate of banks may renew the Credit Agreement for an additional year on the same or different terms or enter into a credit agreement with a different syndicate of banks. Prior to July 23, 2024, the aggregate commitment amount and the commitment fee were the same as those under the current Credit Agreement. During the year ended December 31, 2024, there were no borrowings made or outstanding with respect to the Portfolio under the Credit Agreement.
Note 7–Interfund Lending Program
Pursuant to an exemptive order issued by the SEC, the Portfolio, along with certain other funds managed by New York Life Investments, may participate in an interfund lending program. The interfund lending program provides an alternative credit facility that permits the Portfolio and certain other funds managed by New York Life Investments to lend or borrow money for temporary purposes directly to or from one another, subject to the conditions of the exemptive order. During the year ended December 31, 2024, there were no interfund loans made or outstanding with respect to the Portfolio.
Note 8–Purchases and Sales of Securities (in 000’s)
During the year ended December 31, 2024, purchases and sales of U.S. government securities were $1,295,485 and $1,305,194, respectively. Purchases and sales of securities, other than U.S. government securities and short-term securities, were $759,303 and $779,280, respectively.
Note 9–Capital Share Transactions
Transactions in capital shares for the years ended December 31, 2024 and December 31, 2023, were as follows:
Initial Class	Shares	Amount
Year ended December 31, 2024:
Shares sold	4,656,464	$58,316,928
Shares issued to shareholders in reinvestment of distributions	924,801	11,273,423
Shares redeemed	(7,150,423)	(87,522,064)
Net increase (decrease)	(1,569,158)	$(17,931,713)
Year ended December 31, 2023:
Shares sold	2,871,598	$35,227,311
Shares issued to shareholders in reinvestment of distributions	734,475	8,428,021
Shares redeemed	(6,294,173)	(76,014,720)
Net increase (decrease)	(2,688,100)	$(32,359,388)

Service Class	Shares	Amount
Year ended December 31, 2024:
Shares sold	2,874,683	$34,865,181
Shares issued to shareholders in reinvestment of distributions	1,373,770	16,553,649
Shares redeemed	(4,447,892)	(54,347,627)
Net increase (decrease)	(199,439)	$(2,928,797)
Year ended December 31, 2023:
Shares sold	2,124,875	$25,603,440
Shares issued to shareholders in reinvestment of distributions	865,314	9,819,848
Shares redeemed	(4,998,282)	(59,964,877)
Net increase (decrease)	(2,008,093)	$(24,541,589)

24	NYLI VP Bond Portfolio

Note 10–Recent Accounting Pronouncement
In December 2023, the FASB issued Accounting Standard Update No. 2023-09, Income Taxes (ASC 740) Improvements to Income Tax Disclosures (“ASU 2023-09”). The primary purpose of the amendments within ASU 2023-09 is to enhance the transparency and decision usefulness of income tax disclosures primarily related to the rate reconciliation table and income taxes paid information. The amendments in ASU 2023-09 require that public business entities on an annual basis (1) disclose specific categories in the rate reconciliation and (2) provide additional information for reconciling items that meet a quantitative threshold. In addition, the amendments in this ASU 2023-09 require that all entities disclose on an annual basis taxes paid disaggregated by; federal, state, foreign, and jurisdiction (when income taxes paid is equal to or greater than five percent of total income taxes paid). The amendments in ASU 2023-09 are effective for public business entities beginning after December 15, 2024. Early adoption is permitted for annual financial statements that have not yet been issued or made available for issuance. The amendments in ASU 2023-09 should be applied on a prospective basis. Retrospective application is permitted. Management is currently assessing the impact this standard will have on our financial statements as well as the method by which we will adopt the new standard. The Adviser does not expect the guidance to have a material impact to the Portfolio.
Note 11–Subsequent Events
In connection with the preparation of the financial statements of the Portfolio for the year ended December 31, 2024, events and transactions subsequent to December 31, 2024, through the date the financial statements were issued, have been evaluated by the Manager for possible adjustment and/or disclosure. No subsequent events requiring financial statement adjustment or disclosure have been identified.
25

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of New York Life Investments VP Funds Trust (formerly known as Mainstay VP Funds Trust) and Shareholders of NYLI VP Bond Portfolio (formerly known as MainStay VP Bond Portfolio)
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of NYLI VP Bond Portfolio (one of the portfolios constituting New York Life Investments VP Funds Trust, referred to hereafter as the “Portfolio”) as of December 31, 2024, the related statement of operations for the year ended December 31, 2024, the statements of changes in net assets for each of the two years in the period ended December 31, 2024, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2024 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Portfolio as of December 31, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2024 and the financial highlights for each of the five years in the period ended December 31, 2024 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Portfolio’s management. Our responsibility is to express an opinion on the Portfolio’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Portfolio in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2024 by correspondence with the custodian, transfer agent, and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
New York, New York
February 21, 2025
We have served as the auditor of one or more investment companies in the New York Life Investments group of funds since 1984.
26	NYLI VP Bond Portfolio

Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
Included in the Statement of Operations within the Portfolio’s Financial Statements.
27

Statement Regarding Basis for Approval of Investment Advisory Agreement and Subadvisory Agreement
The continuation of the Management Agreement with respect to each series (“Portfolio”) of the New York Life Investments VP Funds Trust (“Trust”) and New York Life Investment Management LLC (“New York Life Investments”) and each of the Subadvisory Agreements between New York Life Investments and each of American Century Investment Management, Inc., Brown Advisory LLC, Candriam, CBRE Investment Management Listed Real Assets LLC, Epoch Investment Partners, Inc., FIAM LLC, Janus Henderson Investors US LLC, MacKay Shields LLC, Newton Investment Management North America, LLC, NYL Investors LLC, Pacific Investment Management Company LLC, PineStone Asset Management Inc., Segall Bryant & Hamill, LLC, Wellington Management Company LLP and Winslow Capital Management, LLC (together, “Subadvisors”)1 with respect to the applicable Portfolio(s) (together, “Advisory Agreements”) is subject to annual review and approval by the Board of Trustees of the Trust (“Board”) in accordance with Section 15 of the Investment Company Act of 1940, as amended (“1940 Act”).  At its December 3–4, 2024 meeting, the Board, including the Trustees who are not an “interested person” (as such term is defined in the 1940 Act) of the Trust (“Independent Trustees”) voting separately, unanimously approved the continuation of each of the Advisory Agreements for each applicable Portfolio for a one-year period.
In reaching the decision to approve the continuation of each of the Advisory Agreements, the Board considered information and materials furnished by New York Life Investments and each Subadvisor in connection with an annual contract review process undertaken by the Board that took place at meetings of the Board and its Contracts Committee from September 2024 through December 2024, including information and materials furnished by New York Life Investments and each Subadvisor in response to requests prepared on behalf of the Board, and in consultation with the Independent Trustees, by independent legal counsel to the Independent Trustees, which encompassed a variety of topics, including those summarized below.  Information and materials requested by and furnished to the Board for consideration in connection with the contract review process included, among other items, reports on each Portfolio and “peer funds” prepared by Institutional Shareholder Services Inc. (“ISS”), an independent third-party service provider engaged by the Board to report objectively on each Portfolio’s investment performance, management fee and total expenses.  The Board also considered information on the fees charged to other investment advisory clients of New York Life Investments and/or each applicable Subadvisor that follow investment strategies similar to those of each Portfolio, if any, and, when applicable, the rationale for differences in each Portfolio’s management and subadvisory fees, as applicable, and the fees charged to those other investment advisory clients.  In addition, the Board considered information regarding the legal standards and fiduciary obligations applicable to its consideration of the continuation of each of the Advisory Agreements.  The contract review process, including the structure and format for information and materials provided to the Board, has been developed in consultation with the Board.  The Independent
Trustees also met in executive sessions with their independent legal counsel and, for portions thereof, with senior management of New York Life Investments.
The Board’s deliberations with respect to the continuation of each of the Advisory Agreements reflect a year-long process, and the Board also took into account information furnished to the Board and its Committees throughout the year, as deemed relevant and appropriate by the Trustees, including, among other items, reports on investment performance of each Portfolio and investment-related matters for each Portfolio as well as presentations from New York Life Investments and, generally annually, personnel of each Subadvisor.  In addition, the Board took into account other information provided by New York Life Investments throughout the year, including, among other items, periodic reports on legal and compliance matters, risk management, portfolio turnover, brokerage commissions and non-advisory services provided to each Portfolio by New York Life Investments, as deemed relevant and appropriate by the Trustees.
In addition to information provided to the Board throughout the year, the Board received information in connection with its June 2024 meeting provided specifically in response to requests prepared on behalf of the Board, and in consultation with the Independent Trustees, by independent legal counsel to the Independent Trustees regarding each Portfolio’s distribution arrangements.  In addition, the Board received information regarding each Portfolio’s asset levels, share purchase and redemption activity and the payment of Rule 12b-1 and/or certain other fees by the applicable share class(es) of each applicable Portfolio, among other information.
In considering the continuation of each of the Advisory Agreements, the Trustees reviewed and evaluated the information and factors they believed to reasonably be necessary and appropriate in light of legal advice furnished to them by independent legal counsel to the Independent Trustees and through the exercise of their own business judgment.  Although individual Trustees may have weighed certain factors or information differently and the Board did not consider any single factor or information controlling in reaching its decision, the factors that figured prominently in the Board’s consideration of the continuation of each of the Advisory Agreements with respect to each applicable Portfolio are summarized in more detail below and include, among other factors: (i) the nature, extent and quality of the services provided to the Portfolio by New York Life Investments and the Subadvisor(s), if applicable; (ii) the qualifications of the portfolio manager(s) of the Portfolio and the historical investment performance of the Portfolio, New York Life Investments and, if applicable, the Subadvisor(s); (iii) the costs of the services provided, and profits realized, by New York Life Investments and the Subadvisor(s), if applicable, with respect to their relationships with the Portfolio; (iv) the extent to which economies of scale have been realized or may be realized if the Portfolio grows and the extent to which any economies of scale have been shared, have benefited or may benefit the Portfolio’s

28

shareholders; and (v) the reasonableness of the Portfolio’s management and, if applicable, subadvisory fees and total ordinary operating expenses.  Although the Board recognized that comparisons between each Portfolio’s fees and expenses and those of other funds are imprecise given different terms of agreements, variations in fund strategies and other factors, the Board considered the reasonableness of each Portfolio’s management fee and total ordinary operating expenses as compared to peer funds identified by ISS.  Throughout their considerations, the Trustees acknowledged the commitment of New York Life Investments and its affiliates to serve the New York Life Investments Group of Funds, as well as their capacity, experience, resources, financial stability and reputations.  The Trustees also acknowledged the entrepreneurial and other risks assumed by New York Life Investments in sponsoring and managing each Portfolio.  With respect to the Subadvisory Agreements, the Board took into account New York Life Investments’ recommendation to approve the continuation of each of the Subadvisory Agreements.
The Trustees noted that, throughout the year, the Trustees are afforded an opportunity to ask questions of, and request additional information or materials from, New York Life Investments and each Subadvisor.  The Board’s decision with respect to each of the Advisory Agreements may have also been based, in part, on the Board’s knowledge of New York Life Investments and each Subadvisor resulting from, among other things, the Board’s consideration of each of the Advisory Agreements in prior years, the advisory agreements for other funds in the New York Life Investments Group of Funds, the Board’s review throughout the year of the performance and operations of other funds in the New York Life Investments Group of Funds and each Trustee’s business judgment and industry experience.  In addition to considering the above-referenced factors, the Board observed that in the marketplace, notably under variable life insurance policies and variable annuity contracts for which each Portfolio serves as an investment option, there are a range of investment options available to investors and that each Portfolio’s shareholders, having had the opportunity to consider other investment options, have invested in the Portfolio.
The factors that figured prominently in the Board’s decision to approve the continuation of each of the Advisory Agreements during the Board’s December 3-4, 2024 meeting are summarized in more detail below.  The Board considered on a Portfolio-by-Portfolio basis the factors and information deemed relevant and appropriate by the Trustees to evaluate the continuation of each of the Advisory Agreements, and the Board’s decision was made separately with respect to each Portfolio.
Nature, Extent and Quality of Services Provided by New York Life Investments and the Subadvisors
The Board examined the nature, extent and quality of the services that New York Life Investments provides to each Portfolio.  The Board evaluated New York Life Investments’ experience and capabilities in serving as manager of each Portfolio and considered that each Portfolio with one or more Subadvisors operates in a “manager-of-managers” structure.  The Board also considered New York Life Investments’
responsibilities and services provided pursuant to this structure, including overseeing the services provided by each Subadvisor, evaluating the performance of each Subadvisor, making recommendations to the Board as to whether each Subadvisory Agreement should be renewed, modified or terminated and periodically reporting to the Board regarding the results of New York Life Investments’ evaluation and monitoring functions.  The Board noted that New York Life Investments manages other mutual funds, serves a variety of other investment advisory clients, including other pooled investment vehicles, and has experience overseeing mutual fund service providers, including subadvisors.  The Board considered the experience of senior personnel at New York Life Investments providing management and administrative and other non-advisory services to each Portfolio.  The Board observed that New York Life Investments devotes significant resources and time to providing management and administrative and other non-advisory services to each Portfolio, including, for Portfolios with one or more Subadvisors, New York Life Investments’ oversight and due diligence reviews of each Subadvisor and ongoing analysis of, and interactions with, each Subadvisor with respect to, among other things, the applicable Portfolio’s or Portfolios’ investment performance and risks as well as each Subadvisor’s investment capabilities and subadvisory services with respect to the applicable Portfolio(s).
The Board also considered the range of services that New York Life Investments provides to each Portfolio under the terms of the Management Agreement, including: (i) fund accounting and ongoing supervisory services provided by New York Life Investments’ Fund Administration and Accounting Group; (ii) investment supervisory and analytical services provided by New York Life Investments’ Investment Consulting Group; (iii) compliance services provided by the Trust’s Chief Compliance Officer as well as New York Life Investments’ compliance department; (iv) legal services provided by New York Life Investments’ Office of the General Counsel; and (v) risk management monitoring and analysis by compliance and investment personnel.  In addition, the Board considered New York Life Investments’ willingness to invest in personnel and other resources, such as cyber security, information security and business continuity planning, that may benefit each Portfolio and noted that New York Life Investments is responsible for compensating the Trust’s officers, except for a portion of the salary of the Trust’s Chief Compliance Officer.  The Board recognized that New York Life Investments provides certain other non-advisory services to each Portfolio and has over time provided an increasingly broad array of non-advisory services to the New York Life Investments Group of Funds as a result of regulatory and other developments.
The Board also examined the range, and the nature, extent and quality, of the investment advisory services that New York Life Investments and each Subadvisor provides to the applicable Portfolio(s) and considered the terms of each of the Advisory Agreements.  The Board evaluated New York Life Investments’ and each Subadvisor’s experience and performance in serving as investment adviser or subadvisor, respectively, to the applicable Portfolio(s) and advising other portfolios and New York Life Investments’ and each Subadvisor’s track record and experience in
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providing investment advisory services as well as the experience of investment advisory and other senior personnel at New York Life Investments and each Subadvisor.  The Board considered New York Life Investments’ and each Subadvisor’s overall resources, legal and compliance environment, capabilities, reputation, financial condition and history.  In addition to information provided in connection with quarterly meetings with the Trust’s Chief Compliance Officer, the Board considered information regarding the compliance policies and procedures of New York Life Investments and each Subadvisor.  The Board also considered New York Life Investments’ and each Subadvisor’s ability to recruit and retain qualified investment professionals and willingness to invest in personnel and other resources that may benefit the applicable Portfolio(s).  In this regard, the Board considered the qualifications and experience of each Portfolio’s portfolio manager(s), the number of accounts managed by the portfolio manager(s) and the method for compensating the portfolio manager(s).
Because the NYLI VP Conservative Allocation Portfolio, NYLI VP Moderate Allocation Portfolio, NYLI VP Growth Allocation Portfolio and NYLI VP Equity Allocation Portfolio (together, the “Allocation Portfolios”) invest substantially all their assets in other funds advised by New York Life Investments or its affiliates, the Board considered information from New York Life Investments regarding the investment rationale and process for the allocation among and selection of the underlying funds in which the Allocation Portfolios invest.
In addition, the Board considered information provided by New York Life Investments and each Subadvisor regarding their respective business continuity and disaster recovery plans.
Based on these considerations, among others, the Board concluded that each Portfolio would likely continue to benefit from the nature, extent and quality of these services.
Investment Performance
In evaluating each Portfolio’s investment performance, the Board considered investment performance results over various periods in light of each Portfolio’s investment objective and strategies.  The Board considered investment reports on, and analysis of, each Portfolio’s performance provided to the Board throughout the year, including each Portfolio’s investment performance compared to each Portfolio’s relevant benchmark(s).  With respect to each of the NYLI VP Hedge Multi-Strategy Portfolio and the NYLI VP S&P 500 Index Portfolio, the Board also considered information regarding the Portfolio’s tracking error relative to its benchmark(s). The Board also considered information provided by ISS showing the investment performance of each Portfolio as compared to peer funds.
The Board also took into account its discussions with senior management at New York Life Investments concerning each Portfolio’s investment performance over various periods as well as discussions between a representative(s) of each Subadvisor and the members of the Board’s Investment Committee, which generally occur on an annual basis. The
Board also took into account the following considerations with respect to certain Portfolios:
1. In considering the investment performance of the NYLI VP American Century Sustainable Equity Portfolio, the Board noted that the Portfolio underperformed its peer funds for the one-, five- and ten-year periods ended July 31, 2024, and performed favorably relative to its peer funds for the three-year period ended July 31, 2024.  The Board considered its discussions with representatives from New York Life Investments and American Century Investment Management, Inc. regarding the Portfolio’s investment performance.
2. In considering the investment performance of the NYLI VP Balanced Portfolio, the Board noted that the Portfolio underperformed its peer funds for the one-year period ended July 31, 2024, performed in line with its peer funds for the five- and ten-year periods ended July 31, 2024, and performed favorably relative to its peer funds for the three-year period ended July 31, 2024.  The Board considered its discussions with representatives from New York Life Investments, NYL Investors LLC and Wellington Management Company LLP regarding the Portfolio’s investment performance.
3. In considering the investment performance of the NYLI VP Bond Portfolio, the Board noted that the Portfolio underperformed its peer funds for the three- and five-year periods ended July 31, 2024, and performed in line with its peer funds for the one- and ten-year periods ended July 31, 2024.  The Board considered its discussions with representatives from New York Life Investments and NYL Investors LLC regarding the Portfolio’s investment performance.
4. In considering the investment performance of the NYLI VP Candriam Emerging Markets Equity Portfolio, the Board noted that the Portfolio underperformed its peer funds for the three-, five- and ten-year periods ended July 31, 2024, and performed in line with its peer funds for the one-year period ended July 31, 2024.  The Board considered its discussions with representatives from New York Life Investments and Candriam regarding the Portfolio’s investment performance.
5. In considering the investment performance of the NYLI VP CBRE Global Infrastructure Portfolio, the Board noted that the Portfolio underperformed its peer funds for the five-year period ended July 31, 2024, and performed in line with its peer funds for the one- and three-year periods ended July 31, 2024.  The Board considered its discussions with representatives from New York Life Investments and CBRE Investment Management Listed Real Assets LLC regarding the Portfolio’s investment performance.
6. In considering the investment performance of the NYLI VP Hedge Multi-Strategy Portfolio, the Board noted that the Portfolio underperformed its peer funds for the three-, five- and ten-year periods ended July 31, 2024, and performed in line with its peer funds for the one-year period ended July 31, 2024.  The Board considered its discussions with representatives from New York Life Investments regarding the Portfolio’s investment performance.
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7. In considering the investment performance of the NYLI VP MacKay U.S. Infrastructure Bond Portfolio, the Board noted that the Portfolio underperformed its peer funds for the one-, five- and ten-year periods ended July 31, 2024, and performed favorably relative to its peer funds for the three-year period ended July 31, 2024.  The Board considered its discussions with representatives from New York Life Investments and MacKay Shields LLC regarding the Portfolio’s investment performance.
8. In considering the investment performance of the NYLI VP PineStone International Equity Portfolio, the Board noted that the Portfolio underperformed its peer funds for the one-, three-, five- and ten-year periods ended July 31, 2024.  The Board considered its discussions with representatives from New York Life Investments and PineStone Asset Management Inc. regarding the Portfolio’s investment performance.
9. With respect to the NYLI VP Schroders Mid Cap Opportunities Portfolio, the Board considered its discussions with representatives from New York Life Investments regarding the Portfolio’s investment performance and the Board’s approval of a new subadvisory agreement between New York Life Investments and Schroder Investment Management North America Inc. with respect to the Portfolio and approval to reposition the Portfolio, effective August 12, 2024.
10. In considering the investment performance of the NYLI VP Wellington Small Cap Portfolio, the Board noted that the Portfolio underperformed its peer funds for the three- and five-year periods ended July 31, 2024, and performed favorably relative to its peer funds for the one-year period ended July 31, 2024.  The Board considered its discussions with representatives from New York Life Investments and Wellington Management Company LLP regarding the Portfolio’s investment performance.
Based on these considerations, among others, the Board concluded that its review of each Portfolio’s investment performance and related information supported a determination to approve the continuation of each of the Advisory Agreements.
Costs of the Services Provided, and Profits and Other Benefits Realized, by New York Life Investments and the Subadvisors
Portfolios with Affiliated Subadvisors
The Board considered the costs of the services provided under each of the Advisory Agreements.  The Board also considered the profitability of New York Life Investments and its affiliates, including each Affiliated Subadvisor, due to their relationships with the applicable Portfolio(s) as well as of New York Life Investments and its affiliates due to their relationships with the New York Life Investments Group of Funds.  Because each Affiliated Subadvisor is an affiliate of New York Life Investments whose subadvisory fee is paid by New York Life Investments, not the applicable Portfolio(s), the Board considered cost and profitability information for New York Life Investments and each Affiliated Subadvisor in the aggregate.
In addition, the Board acknowledged the difficulty in obtaining reliable comparative data about mutual fund managers’ profitability because such information generally is not publicly available and may be impacted by numerous factors, including the structure of a fund manager’s organization, the types of funds it manages, the methodology used to allocate certain fixed costs to specific funds and the manager’s capital structure and costs of capital.
In evaluating the costs of the services provided by New York Life Investments and each Affiliated Subadvisor, and profitability of New York Life Investments and its affiliates, including each Affiliated Subadvisor, due to their relationships with the applicable Portfolio(s), the Board considered, among other factors, New York Life Investments’ and its affiliates’, including each Affiliated Subadvisor’s, continuing investments in, or willingness to invest in, personnel and other resources that may support and further enhance the management of such Portfolio(s), and that New York Life Investments is responsible for paying the subadvisory fee for such Portfolio(s).  The Board also considered the financial resources of New York Life Investments and each Affiliated Subadvisor and acknowledged that New York Life Investments and each Affiliated Subadvisor must be in a position to recruit and retain experienced professional personnel and to maintain a strong financial position for New York Life Investments and each Affiliated Subadvisor to continue to provide high-quality services to the applicable Portfolio(s).  The Board recognized that each Portfolio benefits from the allocation of certain fixed costs among the funds in the New York Life Investments Group of Funds, among other expected benefits resulting from its relationship with New York Life Investments.
The Board considered information regarding New York Life Investments’ methodology for calculating profitability and allocating costs provided by New York Life Investments in connection with the fund profitability analysis presented to the Board.  The Board concluded that New York Life Investments’ methods for allocating costs and procedures for estimating overall profitability of the relationship with the funds in the New York Life Investments Group of Funds were reasonable.  The Board recognized the difficulty in calculating and evaluating a manager’s profitability with respect to each Portfolio and considered that other profitability methodologies may also be reasonable.
The Board also considered certain fall-out benefits that may be realized by New York Life Investments and its affiliates, including each Affiliated Subadvisor, due to their relationships with the applicable Portfolio(s), including reputational and other indirect benefits.  The Board recognized, for example, the benefits to certain Affiliated Subadvisors from legally permitted “soft-dollar” arrangements by which brokers provide research and other services to each such Affiliated Subadvisor in exchange for commissions paid by the applicable Portfolio(s) with respect to trades in such Portfolio(s)’s portfolio securities.  In addition, except with respect to the NYLI VP U.S. Government Money Market Portfolio, the Board considered its review of the management agreement for a money market fund advised by New York Life Investments and an Affiliated Subadvisor that serves as an investment option for each Portfolio, including the potential rationale for and costs associated with investments in this money market fund by each Portfolio, if any, and considered information from New York Life Investments that the nature and type of specific
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investment advisory services provided to this money market fund are distinct from, or in addition to, the investment advisory services provided to each Portfolio.  In addition, the Board considered the potential dividend received tax deduction for insurance company affiliates of New York Life Investments from each Portfolio’s securities lending activity.
The Board noted that each Portfolio serves as an investment option primarily under variable contracts issued by affiliates of New York Life Investments that would receive fees under those contracts.  The Board observed that, in addition to fees earned by New York Life Investments under the Management Agreement for managing each Portfolio, New York Life Investments’ affiliates also earn revenues from serving each Portfolio in various other capacities, including as each Portfolio’s distributor, and insurance companies affiliated with New York Life Investments would be entitled to receive fees from each applicable Portfolio under a distribution and service plan adopted pursuant to Rule 12b-1 under the 1940 Act.  The Board considered information about these other revenues in the context of the profitability of the relationship with each Portfolio to New York Life Investments and its affiliates.  The Board noted that, although it assessed the overall profitability of the relationship with each Portfolio to New York Life Investments and its affiliates as part of the contract review process, when considering the reasonableness of the fee paid to New York Life Investments under the Management Agreement, the Board considered the profitability of New York Life Investments’ relationship with each Portfolio on a pre-tax basis and without regard to distribution expenses incurred by New York Life Investments from its own resources.
After evaluating the information deemed relevant by the Trustees, the Board concluded that any profits realized by New York Life Investments and its affiliates, including each Affiliated Subadvisor, due to their relationships with the applicable Portfolio(s) were not excessive and other expected benefits that may accrue to New York Life Investments and its affiliates, including each Affiliated Subadvisor, are reasonable.
Portfolios with one or more Unaffiliated Subadvisors (except for the NYLI VP Dimensional U.S. Equity Portfolio and NYLI VP Schroders Mid Cap Opportunities Portfolio)
The Board considered the costs of the services provided under each of the Advisory Agreements.  The Board also considered the profitability of New York Life Investments and its affiliates and each Unaffiliated Subadvisor due to their relationships with the applicable Portfolio(s) as well as of New York Life Investments and its affiliates due to their relationships with the New York Life Investments Group of Funds.  With respect to the profitability of each Unaffiliated Subadvisor’s relationship with the applicable Portfolio(s), the Board considered information from New York Life Investments that each Unaffiliated Subadvisor’s subadvisory fee reflected an arm’s-length negotiation and that this fee is paid by New York Life Investments, not the applicable Portfolio(s), and the relevance of each Unaffiliated Subadvisor’s profitability was considered by the Trustees in that context.  On this basis, the Board primarily considered the costs and profitability for New York Life Investments and its affiliates with respect to the applicable Portfolio(s).
In addition, the Board acknowledged the difficulty in obtaining reliable comparative data about mutual fund managers’ profitability because such information generally is not publicly available and may be impacted by numerous factors, including the structure of a fund manager’s organization, the types of funds it manages, the methodology used to allocate certain fixed costs to specific funds and the manager’s capital structure and costs of capital.
In evaluating the costs of the services provided by New York Life Investments and each Unaffiliated Subadvisor, and profitability of New York Life Investments and its affiliates and each Unaffiliated Subadvisor due to their relationships with the applicable Portfolio(s), the Board considered, among other factors, New York Life Investments’ and its affiliates’ and each Unaffiliated Subadvisor’s continuing investments in, or willingness to invest in, personnel and other resources that may support and further enhance the management of such Portfolio(s), and that New York Life Investments is responsible for paying the subadvisory fee for such Portfolio(s).  The Board also considered the financial resources of New York Life Investments and each Unaffiliated Subadvisor and acknowledged that New York Life Investments and each Unaffiliated Subadvisor must be in a position to recruit and retain experienced professional personnel and to maintain a strong financial position for New York Life Investments and the Unaffiliated Subadvisor to continue to provide high-quality services to the applicable Portfolio(s).  The Board recognized that each Portfolio benefits from the allocation of certain fixed costs among the funds in the New York Life Investments Group of Funds, among other expected benefits resulting from its relationship with New York Life Investments.
The Board considered information regarding New York Life Investments’ methodology for calculating profitability and allocating costs provided by New York Life Investments in connection with the fund profitability analysis presented to the Board.  The Board concluded that New York Life Investments’ methods for allocating costs and procedures for estimating overall profitability of the relationship with the funds in the New York Life Investments Group of Funds were reasonable.  The Board recognized the difficulty in calculating and evaluating a manager’s profitability with respect to each Portfolio and considered that other profitability methodologies may also be reasonable.
The Board also considered certain fall-out benefits that may be realized by New York Life Investments and its affiliates and each Unaffiliated Subadvisor and its affiliates due to their relationships with the applicable Portfolio(s), including reputational and other indirect benefits.  The Board recognized, for example, the benefits to certain Unaffiliated Subadvisors from legally permitted “soft-dollar” arrangements by which brokers provide research and other services to each such Unaffiliated Subadvisor in exchange for commissions paid by the applicable Portfolio(s) with respect to trades in such Portfolio(s)’s portfolio securities.  In this regard, the Board also requested and considered information from New York Life Investments concerning other material business relationships between each Unaffiliated Subadvisor and its affiliates and New York Life Investments and its affiliates. The Board further considered the existence of a strategic partnership between New York Life Investments and each of
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CBRE Investment Management Listed Real Assets LLC, Epoch Investment Partners, Inc., PineStone Asset Management Inc., Wellington Management Company LLP and Winslow Capital Management, LLC that relates to certain current and future products and represents a potential conflict of interest associated with New York Life Investments’ recommendation to approve the continuation of the applicable Subadvisory Agreements. In addition, the Board considered its review of the management agreement for a money market fund advised by New York Life Investments and an Affiliated Subadvisor that serves as an investment option for each Portfolio, including the potential rationale for and costs associated with investments in this money market fund by each Portfolio, if any, and considered information from New York Life Investments that the nature and type of specific investment advisory services provided to this money market fund are distinct from, or in addition to, the investment advisory services provided to each Portfolio.  In addition, the Board considered the potential dividend received tax deduction for insurance company affiliates of New York Life Investments from each Portfolio’s securities lending activity.
The Board noted that each Portfolio serves as an investment option primarily under variable contracts issued by affiliates of New York Life Investments that would receive fees under those contracts.  The Board observed that, in addition to fees earned by New York Life Investments under the Management Agreement for managing each Portfolio, New York Life Investments’ affiliates also earn revenues from serving each Portfolio in various other capacities, including as each Portfolio’s distributor, and insurance companies affiliated with New York Life Investments would be entitled to receive fees from each Portfolio under a distribution and service plan adopted pursuant to Rule 12b-1 under the 1940 Act.  The Board considered information about these other revenues in the context of the profitability of the relationship with each Portfolio to New York Life Investments and its affiliates.  The Board noted that, although it assessed the overall profitability of the relationship with each Portfolio to New York Life Investments and its affiliates as part of the contract review process, when considering the reasonableness of the fee paid to New York Life Investments under the Management Agreement, the Board considered the profitability of New York Life Investments’ relationship with each Portfolio on a pre-tax basis and without regard to distribution expenses incurred by New York Life Investments from its own resources.
After evaluating the information deemed relevant by the Trustees, the Board concluded that any profits realized by New York Life Investments and its affiliates due to their relationships with the applicable Portfolio(s) were not excessive, other expected benefits that may accrue to New York Life Investments and its affiliates are reasonable and other expected benefits that may accrue to each Unaffiliated Subadvisor and its affiliates are consistent with those expected for a subadvisor to a mutual fund.  With respect to each Unaffiliated Subadvisor, the Board considered that any profits realized by such Unaffiliated Subadvisor due to its relationship with the applicable Portfolio(s) are the result of arm’s-length negotiations between New York Life Investments and such Unaffiliated Subadvisor, acknowledging that any such profits are based on the subadvisory fee paid to such Unaffiliated Subadvisor by New York Life Investments, not the applicable Portfolio(s).
Allocation Portfolios, NYLI VP Dimensional U.S. Equity Portfolio, NYLI VP Hedge Multi-Strategy Portfolio, NYLI VP Schroders Mid Cap Opportunities Portfolio and NYLI VP S&P 500 Index Portfolio
The Board considered the costs of the services provided under the Management Agreement.  The Board also considered the profitability of New York Life Investments and its affiliates due to their relationships with each Portfolio as well as of New York Life Investments and its affiliates due to their relationships with the New York Life Investments Group of Funds.
In addition, the Board acknowledged the difficulty in obtaining reliable comparative data about mutual fund managers’ profitability because such information generally is not publicly available and may be impacted by numerous factors, including the structure of a fund manager’s organization, the types of funds it manages, the methodology used to allocate certain fixed costs to specific funds and the manager’s capital structure and costs of capital.
In evaluating the costs of the services provided by New York Life Investments, and profitability of New York Life Investments and its affiliates due to their relationships with each Portfolio, the Board considered, among other factors, New York Life Investments’ and its affiliates’ continuing investments in, or willingness to invest in, personnel and other resources that may support and further enhance the management of each Portfolio.  The Board also considered the financial resources of New York Life Investments and acknowledged that New York Life Investments must be in a position to recruit and retain experienced professional personnel and to maintain a strong financial position for New York Life Investments to continue to provide high-quality services to each Portfolio.  The Board recognized that each Portfolio benefits from the allocation of certain fixed costs among the funds in the New York Life Investments Group of Funds, among other expected benefits resulting from its relationship with New York Life Investments.
The Board considered information regarding New York Life Investments’ methodology for calculating profitability and allocating costs provided by New York Life Investments in connection with the fund profitability analysis presented to the Board.  The Board concluded that New York Life Investments’ methods for allocating costs and procedures for estimating overall profitability of the relationship with the funds in the New York Life Investments Group of Funds were reasonable.  The Board recognized the difficulty in calculating and evaluating a manager’s profitability with respect to each Portfolio and considered that other profitability methodologies may also be reasonable.
The Board also considered certain fall-out benefits that may be realized by New York Life Investments and its affiliates due to their relationships with each Portfolio, including reputational and other indirect benefits.  In addition, the Board considered its review of the management agreement for a money market fund advised by New York Life Investments and an Affiliated Subadvisor that serves as an investment option for each
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Portfolio, including the potential rationale for and costs associated with investments in this money market fund by each Portfolio, if any, and considered information from New York Life Investments that the nature and type of specific investment advisory services provided to this money market fund are distinct from, or in addition to, the investment advisory services provided to each Portfolio.  In addition, the Board considered the potential dividend received tax deduction for insurance company affiliates of New York Life Investments from each Portfolio’s securities lending activity.
The Board noted that each Portfolio serves as an investment option primarily under variable contracts issued by affiliates of New York Life Investments that would receive fees under those contracts.  The Board observed that, in addition to fees earned by New York Life Investments under the Management Agreement for managing each Portfolio, New York Life Investments’ affiliates also earn revenues from serving each Portfolio in various other capacities, including as each Portfolio’s distributor, and insurance companies affiliated with New York Life Investments would be entitled to receive fees from each Portfolio under a distribution and service plan adopted pursuant to Rule 12b-1 under the 1940 Act.  The Board considered information about these other revenues in the context of the profitability of the relationship with each Portfolio to New York Life Investments and its affiliates.  The Board noted that, although it assessed the overall profitability of the relationship with each Portfolio to New York Life Investments and its affiliates as part of the contract review process, when considering the reasonableness of the fee paid to New York Life Investments under the Management Agreement, the Board considered the profitability of New York Life Investments’ relationship with each Portfolio on a pre-tax basis and without regard to distribution expenses incurred by New York Life Investments from its own resources.
The Board noted that the Allocation Portfolios do not pay a management fee for the allocation and other management services provided by New York Life Investments under the Management Agreement but that shareholders of the Allocation Portfolios indirectly pay their pro rata share of the fees and expenses of the underlying funds in which the Allocation Portfolios invest.  The Board considered that the Allocation Portfolios’ investments in underlying funds managed by New York Life Investments or its affiliates indirectly benefit New York Life Investments or its affiliates.  The Board noted that it considers the profits realized by New York Life Investments and its affiliates with respect to the underlying New York Life Investments Funds as part of the annual contract review process for those funds.
After evaluating the information deemed relevant by the Trustees, the Board concluded that any profits realized by New York Life Investments and its affiliates due to their relationships with each Portfolio were not excessive.
Management and Subadvisory Fees and Total Ordinary Operating Expenses
The Board evaluated the reasonableness of the fee paid under each of the Advisory Agreements and each Portfolio’s total ordinary operating expenses.  With respect to the management fee and subadvisory fee for each Portfolio with one of more Subadvisors, the Board primarily considered the reasonableness of the management fee paid by the Portfolio to New York Life Investments because the subadvisory fee paid to each Subadvisor is paid by New York Life Investments, not the Portfolio.  The Board also considered the reasonableness of the subadvisory fee paid by New York Life Investments and the amount of the management fee retained by New York Life Investments with respect to each Portfolio with one or more Subadvisors.
In assessing the reasonableness of each Portfolio’s fees and expenses, the Board primarily considered comparative data provided by ISS on the fees and expenses of similar mutual funds managed by other investment advisers.  The Board considered New York Life Investments’ process for monitoring and addressing potential conflicts of interest in the selection of underlying funds.  In addition, the Board considered information provided by New York Life Investments and each Subadvisor on fees charged to other investment advisory clients, including institutional separate accounts and/or other funds, that follow investment strategies similar to those of the applicable Portfolio(s), if any.  The Board considered the contractual management fee schedule for each Portfolio as compared to those for such other investment advisory clients, taking into account the rationale for differences in fee schedules.  The Board also took into account information provided by New York Life Investments about the more extensive scope of services provided to registered investment companies, such as each Portfolio, as compared with other investment advisory clients.  Additionally, the Board considered the impact of contractual breakpoints, voluntary waivers and/or expense limitation arrangements, as applicable, on each Portfolio’s net management fee and expenses.  The Board also considered that in proposing fees for each Portfolio, New York Life Investments considers the competitive marketplace for mutual funds.
The Board also took into account the following considerations with respect to certain Portfolios:
1. With respect to the NYLI VP CBRE Global Infrastructure Portfolio, the Board considered its discussions with representatives from New York Life Investments regarding the total net expenses paid by the Portfolio.
2. With respect to the NYLI VP Winslow Large Cap Growth Portfolio, the Board considered its discussions with representatives from New York Life Investments regarding the management fee paid by the Portfolio.
3. With respect to the NYLI VP Hedge Multi-Strategy Portfolio, the Board considered its discussions with representatives from New York Life Investments regarding the management fee paid by the Portfolio.
Because the Allocation Portfolios do not pay a management fee to New York Life Investments, the Board considered the reasonableness of fees and expenses the Allocation Portfolios indirectly pay by investing in underlying funds that charge a management fee.  Additionally, because the Allocation Portfolios invest substantially all their assets in other funds advised by New York Life Investments or its affiliates, the Board also considered information provided by New York Life Investments regarding the fees and expenses associated with the Allocation Portfolios’
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investments in other funds, including New York Life Investments’ finding that the applicable Allocation Portfolio’s fees and expenses do not duplicate the fees and expenses of the corresponding acquired fund (when required by Rule 12d1-4 under the 1940 Act).   Because the NYLI VP Hedge Multi-Strategy Portfolio invests primarily in ETFs, the Board also considered information provided by New York Life Investments regarding the fees and expenses associated with the Portfolio’s investments in ETFs, including New York Life Investments’ finding that the Portfolio’s fees and expenses do not duplicate the fees and expenses of the corresponding acquired ETF (when required by Rule 12d1-4 under the 1940 Act).
Additionally, with respect to the NYLI VP MacKay Convertible Portfolio, the Board noted that NYLIM Service Company LLC, an affiliate of New York Life Investments, serves as the transfer agent and dividend disbursing agent for the Service Class and Service 2 Class Shares of the Portfolio but that the Service Class and Service 2 Class Shares do not incur any fees for these services.
The Board further noted that, in certain prior years, New York Life Investments had provided support to the NYLI VP Government U.S. Money Market Portfolio in the form of voluntary waivers and/or reimbursements of fees and expenses in order to maintain a positive yield.
Based on the factors outlined above, among other considerations, the Board concluded that each Portfolio’s management fee and total ordinary operating expenses are within a range that is competitive and support a conclusion that these fees and expenses are reasonable.
Economies of Scale
The Board considered information regarding economies of scale, including whether economies of scale may exist with respect to each Portfolio and whether each Portfolio’s management fee and expense structure permits economies of scale, if any, to be appropriately shared with each Portfolio’s shareholders.  The Board also considered a report from New York Life Investments, previously prepared at the request of the Board, that addressed economies of scale, including with respect to the mutual fund business generally, and the various ways in which the benefits of economies of scale may be shared with the funds in the New York Life Investments Group of Funds.  Although the Board recognized the difficulty of determining economies of scale with precision, the Board acknowledged that economies of scale may be shared with each Portfolio in a number of ways, including, for example, through the imposition of fee breakpoints, initially setting management fee rates at scale or making additional investments to enhance the services provided to each Portfolio.  The Board reviewed information from New York Life Investments showing how each Portfolio’s management fee schedule compared to fee schedules of other funds and accounts managed by New York Life Investments.  The Board also reviewed information from ISS showing how each Portfolio’s management fee schedule compared with fees paid for similar services by peer funds at varying asset levels.  The Board noted that the Allocation Portfolios do not pay a management fee and that the Board separately considers economies of scale as part of its review of the management agreements of underlying New York Life Investments Funds in which the Allocation Portfolios invest and the benefit of any breakpoints in the management fee schedules for the underlying New York Life Investments Funds would pass through to shareholders of the Allocation Portfolios at the specified levels of underlying New York Life Investments Fund assets.
Based on this information, the Board concluded that economies of scale, if any, are appropriately shared for the benefit of each Portfolio’s shareholders through the Portfolio’s management fee and expense structure and other methods to share benefits from economies of scale.
Conclusion
On the basis of the information and factors summarized above, among other information and factors deemed relevant by the Trustees, and the evaluation thereof on a Portfolio-by-Portfolio basis, the Board, including the Independent Trustees voting separately, unanimously voted to approve the continuation of each of the Advisory Agreements for each applicable Portfolio.
1    Candriam, MacKay Shields LLC and NYL Investors LLC are referred to herein as the “Affiliated Subadvisors.” American Century Investment Management, Inc., Brown Advisory LLC, CBRE Investment Management Listed Real Assets LLC, Epoch Investment Partners, Inc., FIAM LLC, Janus Henderson Investors US LLC, Newton Investment Management North America, LLC, Pacific Investment Management Company LLC, PineStone Asset Management Inc., Segall Bryant & Hamill, LLC, Wellington Management Company LLP and Winslow Capital Management, LLC are referred to herein as the “Unaffiliated Subadvisors.”
“New York Life Investments” is both a service mark, and the common trade name, of certain investment advisors affiliated with New York Life Insurance Company. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
35

NYLI VP MacKay U.S. Infrastructure Bond Portfolio
(formerly known as MainStay VP MacKay U.S. Infrastructure Bond Portfolio)

Annual Report - Financial Statements and Other Information
December 31, 2024

Portfolio of Investments December 31, 2024†^
	Principal Amount	Value
Long-Term Bonds 94.6%
Corporate Bonds 11.4%
Commercial Services 8.6%
Cornell University
4.835%, due 6/15/34	$ 3,000,000	$ 2,940,454
Duke University
3.199%, due 10/1/38	2,000,000	1,609,308
Emory University
Series 2020
2.143%, due 9/1/30	3,250,000	2,829,546
Johns Hopkins University
Series A
4.705%, due 7/1/32	2,436,000	2,381,045
Toll Road Investors Partnership II LP (a)
(zero coupon), due 2/15/39	2,000,000	672,203
(zero coupon), due 2/15/49	2,000,000	290,338
Trustees of Columbia University in the City of New York (The)
Series 2024
4.355%, due 10/1/35	3,000,000	2,830,010
University of Chicago (The)
Series 2024
5.038%, due 4/1/31	3,000,000	3,003,258
Yale University
Series 2020
1.482%, due 4/15/30	5,000,000	4,252,233
		20,808,395
Healthcare-Services 2.8%
Adventist Health System
5.757%, due 12/1/34	1,100,000	1,107,353
Ascension Health
Series B
2.532%, due 11/15/29	2,370,000	2,130,698
CommonSpirit Health
5.205%, due 12/1/31	1,000,000	996,164
Marshfield Clinic Health System, Inc.
Series 2024
5.75%, due 2/15/34	1,500,000	1,508,421
Southeast Alaska Regional Health Consortium
2.262%, due 7/1/31	1,055,000	883,878
		6,626,514
Total Corporate Bonds (Cost $27,915,443)		27,434,909
	Principal Amount	Value
Municipal Bonds 83.2%
Arizona 1.0%
City of Phoenix Civic Improvement Corp., Water System Revenue Bonds, Junior Lien
Series C
1.939%, due 7/1/30	$ 2,775,000	$ 2,409,369
California 14.3%
Alameda Corridor Transportation Authority Revenue Bonds, Sub. Lien
Series B, Insured: BAM AMBAC
(zero coupon), due 10/1/32	1,000,000	668,796
Antelope Valley Community College District Unlimited General Obligation
2.321%, due 8/1/34	2,000,000	1,589,875
California Public Finance Authority, PIH Health, Inc. Obligated Group Revenue Bonds
Series B, Insured: AGM
5.447%, due 6/1/34	2,180,000	2,157,046
Chaffey Community College District Unlimited General Obligation
4.942%, due 6/1/35	1,600,000	1,583,928
City of Los Angeles Unlimited General Obligation
Series A
2.15%, due 9/1/32	1,000,000	834,165
City of Los Angeles, Department of Airports Revenue Bonds, Senior Lien
Series C
3.887%, due 5/15/38	1,360,000	1,196,327
City of Los Angeles, Sustainable Bond Unlimited General Obligation
Series A
4.72%, due 9/1/34	1,895,000	1,846,970
Series A
5.50%, due 9/1/32	1,000,000	1,038,066
City of San Francisco, Public Utilities Commission Water Revenue Bonds
Series A
2.803%, due 11/1/31	2,065,000	1,821,275

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
3

Portfolio of Investments December 31, 2024†^ (continued)
	Principal Amount	Value
Municipal Bonds (continued)
California (continued)
County of Santa Clara, Election of 2016 Unlimited General Obligation
Series C
4.85%, due 8/1/34	$ 2,000,000	$ 2,000,456
Fremont Unified School District Unlimited General Obligation
1.577%, due 8/1/29	1,500,000	1,310,783
Kern Community College District Unlimited General Obligation
2.951%, due 11/1/32	1,250,000	1,095,346
Los Angeles Unified School District Unlimited General Obligation
Series QRR
4.85%, due 1/1/25	2,000,000	2,000,000
Marin Community College District Unlimited General Obligation
Series B
2.29%, due 8/1/35	1,000,000	775,880
Palomar Community College District Unlimited General Obligation
2.173%, due 8/1/33	2,145,000	1,741,255
2.323%, due 8/1/34	1,000,000	800,382
Port of Oakland Revenue Bonds, Senior Lien
Series R
2.349%, due 5/1/33	1,276,616	1,032,548
San Diego County Water Authority, Sustainable Bond Revenue Bonds
Series A
1.531%, due 5/1/30	2,000,000	1,703,348
Santa Clarita Community College District Unlimited General Obligation
3.046%, due 8/1/39	1,000,000	800,619
State of California Unlimited General Obligation
5.15%, due 9/1/34	1,000,000	1,003,412
State of California, Various Purpose Unlimited General Obligation
7.50%, due 4/1/34	2,500,000	2,855,058
University of California Revenue Bonds
Series BG
1.614%, due 5/15/30	4,250,000	3,622,317
Series AP
3.931%, due 5/15/45	1,000,000	894,429
		34,372,281
	Principal Amount	Value

Colorado 2.6%
City of Colorado Springs, Utilities System Revenue Bonds
Series B-2
5.545%, due 11/15/39	$ 3,000,000	$ 3,020,785
Colorado Housing and Finance Authority Revenue Bonds
Series E-1, Insured: GNMA / FNMA / FHLMC
6.00%, due 5/1/49	2,000,000	2,045,061
Metro Wastewater Reclamation District Revenue Bonds
Series B
2.813%, due 4/1/32	1,500,000	1,324,740
		6,390,586
Connecticut 2.3%
City of Norwalk Unlimited General Obligation
Series B
1.325%, due 8/1/28	1,320,000	1,182,019
Connecticut Housing Finance Authority Revenue Bonds
Series F-2
6.00%, due 5/15/55	1,000,000	1,020,945
State of Connecticut Unlimited General Obligation
Series A
4.648%, due 5/15/33	1,500,000	1,464,246
Series A
4.846%, due 5/1/33	2,000,000	1,979,587
		5,646,797
District of Columbia 2.2%
District of Columbia Revenue Bonds
Series B
3.759%, due 7/1/29	3,750,000	3,621,734
District of Columbia, Howard University Revenue Bonds
Series B, Insured: BAM
7.625%, due 10/1/35	1,500,000	1,712,704
		5,334,438
Florida 1.1%
Central Florida Tourism Oversight District Limited General Obligation
Series A
2.731%, due 6/1/38	1,100,000	840,728

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
4	NYLI VP MacKay U.S. Infrastructure Bond Portfolio

	Principal Amount	Value
Municipal Bonds (continued)
Florida (continued)
County of Miami-Dade, Seaport Department Revenue Bonds
Series A-3, Insured: AGM
1.962%, due 10/1/30	$ 2,000,000	$ 1,715,084
		2,555,812
Hawaii 1.9%
State of Hawaii Unlimited General Obligation
Series FZ
1.695%, due 8/1/32	4,500,000	3,613,049
Series GN
4.736%, due 10/1/35	1,000,000	974,664
		4,587,713
Idaho 0.9%
City of Boise City, Airport Revenue Bonds
Insured: BAM
5.376%, due 9/1/32	1,000,000	1,024,675
Idaho Housing & Finance Association, Single-Family Mortgage Revenue Bonds
Series B, Insured: GNMA / FNMA / FHLMC
6.25%, due 7/1/54	1,000,000	1,032,865
		2,057,540
Illinois 7.0%
Chicago O'Hare International Airport Revenue Bonds, Senior Lien
Series D
2.346%, due 1/1/30	3,785,000	3,386,413
Illinois Municipal Electric Agency Revenue Bonds
Series C
6.832%, due 2/1/35	1,250,000	1,310,639
Sales Tax Securitization Corp. Revenue Bonds, Second Lien
Series B
3.057%, due 1/1/34	4,000,000	3,386,470
State of Illinois Revenue Bonds
4.62%, due 6/15/38	1,866,667	1,792,225
	Principal Amount	Value

Illinois (continued)
State of Illinois Unlimited General Obligation
Series A
5.277%, due 5/1/31	$ 4,000,000	$ 4,015,749
Series 3
6.725%, due 4/1/35	2,961,538	3,082,758
		16,974,254
Indiana 0.9%
Evansville Waterworks District Revenue Bonds
Insured: BAM
2.458%, due 1/1/32	2,400,000	2,051,462
Iowa 0.4%
Iowa Student Loan Liquidity Corp. Revenue Bonds, Senior Lien
Series A
5.343%, due 12/1/34	1,000,000	968,612
Louisiana 0.8%
Louisiana Energy & Power Authority Revenue Bonds
Series A, Insured: AGM
2.332%, due 6/1/32	1,060,000	875,339
Louisiana Local Government Environmental Facilities & Community Development Authority, Louisiana Utilities Restoration Corp. ELL System Restoration Revenue Bonds
5.048%, due 12/1/34	1,000,000	1,000,514
		1,875,853
Massachusetts 4.4%
Commonwealth of Massachusetts Limited General Obligation
Series E
1.67%, due 11/1/31	1,920,000	1,575,139
Commonwealth of Massachusetts, COVID-19 Recovery Assessment Revenue Bonds
Series A
3.769%, due 7/15/29	3,000,000	2,907,338
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
5

Portfolio of Investments December 31, 2024†^ (continued)
	Principal Amount	Value
Municipal Bonds (continued)
Massachusetts (continued)
Massachusetts Educational Financing Authority Revenue Bonds, Senior Lien
Series A
5.95%, due 7/1/44	$ 2,250,000	$ 2,212,650
Massachusetts Housing Finance Agency Revenue Bonds
Series 240
6.25%, due 12/1/54	1,000,000	1,034,433
Massachusetts School Building Authority Revenue Bonds
Series B
1.753%, due 8/15/30	3,225,000	2,825,944
		10,555,504
Michigan 1.1%
Great Lakes Water Authority, Sewage Disposal System Revenue Bonds, Senior Lien
Series A
2.515%, due 7/1/35	3,170,000	2,534,142
Minnesota 0.4%
Minnesota Housing Finance Agency Revenue Bonds
Series J, Insured: GNMA / FNMA / FHLMC
6.50%, due 7/1/54	1,000,000	1,039,419
Mississippi 1.5%
State of Mississippi Unlimited General Obligation
Series A
1.632%, due 11/1/31	2,000,000	1,649,840
Series A
1.732%, due 11/1/32	2,500,000	2,014,247
		3,664,087
Missouri 0.5%
Bi-State Development Agency of the Missouri-Illinois Metropolitan District Revenue Bonds
Series B
1.344%, due 10/1/25	1,325,000	1,296,559
	Principal Amount	Value

Nebraska 0.5%
University of Nebraska Facilities Corp. (The) Revenue Bonds
Series A
2.815%, due 10/1/34	$ 1,310,000	$ 1,088,410
New Hampshire 1.0%
New Hampshire Business Finance Authority, Wheeling Power Co. Revenue Bonds
Series A
6.89%, due 4/1/34 (a)	1,500,000	1,521,546
New Hampshire Health and Education Facilities Authority Act, Granite Edvance Corp. Revenue Bonds
Series A
5.04%, due 11/1/34	1,000,000	974,707
		2,496,253
New Jersey 2.6%
New Jersey Economic Development Authority Revenue Bonds
Series NNN
3.77%, due 6/15/31	2,500,000	2,338,386
New Jersey Turnpike Authority Revenue Bonds
Series B
1.483%, due 1/1/28	1,040,000	951,982
Rutgers The State University of New Jersey Revenue Bonds
Series S
2.093%, due 5/1/33	2,510,000	2,021,274
Series R
2.449%, due 5/1/26	1,000,000	976,168
		6,287,810
New York 8.3%
City of New York, Fiscal of 2021 Unlimited General Obligation
Series D
1.923%, due 8/1/31	4,000,000	3,344,542
City of New York Unlimited General Obligation
Series D-1
5.114%, due 10/1/54	1,250,000	1,184,532

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
6	NYLI VP MacKay U.S. Infrastructure Bond Portfolio

	Principal Amount	Value
Municipal Bonds (continued)
New York (continued)
New York City Housing Development Corp., 8 Spruce Street Project Revenue Bonds
Class A
5.458%, due 12/15/31	$ 1,250,000	$ 1,254,317
New York City Transitional Finance Authority, Future Tax Secured Revenue Bonds
Series D-3
2.40%, due 11/1/32	4,500,000	3,749,468
Series F-2
3.05%, due 5/1/27	1,020,000	987,347
Series G-2
4.91%, due 5/1/32	1,000,000	996,765
Series G-3
5.01%, due 5/1/34	1,500,000	1,480,752
New York Power Authority Revenue Bonds
Series A, Insured: AGM
5.749%, due 11/15/33	2,115,000	2,203,654
New York State Dormitory Authority, State of New York Personal Income Tax Revenue Bonds
Series C
2.202%, due 3/15/34	2,620,000	2,078,092
New York State Dormitory Authority, New York University Revenue Bonds
Series B
2.219%, due 7/1/35	1,000,000	799,122
New York State Dormitory Authority, Workers' Compensation Board Revenue Bonds
Series A
4.802%, due 12/1/34	2,000,000	1,973,412
		20,052,003
Ohio 4.8%
City of Cleveland, Airport System Revenue Bonds
Series A
2.592%, due 1/1/26	1,000,000	982,985
City of Columbus Unlimited General Obligation
Series C
4.688%, due 8/15/30	1,000,000	1,002,619
	Principal Amount	Value

Ohio (continued)
City of Columbus Unlimited General Obligation (continued)
Series C
4.778%, due 8/15/32	$ 1,000,000	$ 1,000,841
Series C
4.928%, due 8/15/35	1,000,000	994,572
Columbus Metropolitan Housing Authority, Riverside Sunshine Phase II LLC Revenue Bonds
5.375%, due 9/1/28	1,000,000	1,015,361
JobsOhio Beverage System Revenue Bonds
Series B
3.985%, due 1/1/29	2,750,000	2,719,942
Series B
4.532%, due 1/1/35	1,000,000	972,030
Northeast Ohio Regional Sewer District Revenue Bonds
1.777%, due 11/15/31	1,080,000	896,092
State of Ohio, Common Schools Unlimited General Obligation
Series A
1.73%, due 9/15/31	2,500,000	2,077,827
		11,662,269
Oklahoma 1.2%
Oklahoma Municipal Power Authority Revenue Bonds
Series B, Insured: AGM
2.501%, due 1/1/35	3,460,000	2,789,897
Oregon 3.6%
Oregon State Lottery Revenue Bonds
Series B, Insured: Moral Obligation
5.093%, due 4/1/34	2,000,000	2,008,068
Port of Morrow, Bonneville Power Administration Revenue Bonds
3.371%, due 9/1/25	1,305,000	1,296,750
3.521%, due 9/1/27	1,380,000	1,350,514
4.839%, due 9/1/31	1,250,000	1,256,974
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
7

Portfolio of Investments December 31, 2024†^ (continued)
	Principal Amount	Value
Municipal Bonds (continued)
Oregon (continued)
State of Oregon, Sustainable Bond Unlimited General Obligation
Series B
4.142%, due 5/1/28	$ 2,678,000	$ 2,649,303
		8,561,609
Pennsylvania 0.5%
Commonwealth Financing Authority Revenue Bonds
Series C
3.058%, due 6/1/34	1,535,000	1,311,037
Rhode Island 0.4%
Rhode Island Housing & Mortgage Finance Corp. Revenue Bonds
Series 84-T, Insured: GNMA
6.00%, due 4/1/54	1,000,000	1,008,776
South Carolina 1.2%
Charleston County Airport District Revenue Bonds
Series C
4.797%, due 7/1/36	1,705,000	1,631,194
South Carolina Public Service Authority Revenue Bonds
Series C, Insured: AGM
5.247%, due 12/1/35	1,245,000	1,226,771
		2,857,965
Tennessee 1.2%
City of Memphis Unlimited General Obligation
Series B
2.948%, due 4/1/25	3,000,000	2,988,067
Texas 10.8%
City of Houston Limited General Obligation
Series B
1.568%, due 3/1/29	1,500,000	1,331,638
Series B
2.13%, due 3/1/26	1,260,000	1,229,804
	Principal Amount	Value

Texas (continued)
City of Houston, Combined Utility System Revenue Bonds, First Lien
Series E
3.973%, due 11/15/31	$ 2,000,000	$ 1,904,468
City of San Antonio Limited General Obligation
1.643%, due 2/1/30	3,500,000	3,027,565
5.635%, due 2/1/26	1,000,000	1,000,644
Dallas Area Rapid Transit Revenue Bonds
Series C
1.796%, due 12/1/29	1,450,000	1,272,422
Denton Independent School District Unlimited General Obligation
Series A, Insured: PSF-GTD
1.677%, due 8/15/32	1,760,000	1,409,323
Frisco Community Development Corp., Sales Tax Revenue Bonds
4.93%, due 2/15/35	1,000,000	998,073
Keller Independent School District Unlimited General Obligation
Insured: PSF-GTD
5.00%, due 2/15/31	3,800,000	3,875,532
Northwest Independent School District Unlimited General Obligation
Series A, Insured: PSF-GTD
1.776%, due 2/15/31	2,910,000	2,461,634
Permanent University Fund - Texas A&M University System Revenue Bonds
Series B
3.575%, due 7/1/32	1,000,000	946,130
Texas Natural Gas Securitization Finance Corp., Winter Storm URI Revenue Bonds
Series A-1
5.102%, due 4/1/35	5,209,210	5,223,372
Texas Public Finance Authority, Texas Facilities Commission Revenue Bonds
1.43%, due 2/1/29	1,455,000	1,285,180
		25,965,785

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
8	NYLI VP MacKay U.S. Infrastructure Bond Portfolio

	Principal Amount	Value
Municipal Bonds (continued)
U.S. Virgin Islands 0.4%
Virgin Islands Water & Power Authority, Electric System Revenue Bonds
Series C, Insured: AGM
6.85%, due 7/1/35	$ 1,000,000	$ 1,064,371
Utah 1.8%
City of Salt Lake City, Sales and Excise Tax Revenue Bonds
Series B
2.879%, due 4/1/32	1,000,000	884,903
Utah Transit Authority Revenue Bonds
1.783%, due 12/15/30	1,000,000	851,001
Utah Transit Authority, Sustainable Bond Revenue Bonds
1.82%, due 12/15/28	2,800,000	2,532,122
		4,268,026
Washington 1.6%
County of King Limited General Obligation
Series C
2.26%, due 12/1/33	3,000,000	2,447,256
County of King, Sewer Revenue Bonds
Series B
2.43%, due 1/1/39	2,100,000	1,522,905
		3,970,161
Total Municipal Bonds (Cost $200,706,987)		200,686,867
Total Long-Term Bonds (Cost $228,622,430)		228,121,776
Short-Term Investments 3.6%
Commercial Paper 0.8%
Ascension Health
4.622%, due 2/12/25	2,000,000	1,988,854
	Principal Amount	Value

Short-Term Municipal Note 0.9%
Illinois Finance Authority
4.35%, due 2/15/46 (b)	$ 2,200,000	$ 2,200,000
Total Short-Term Municipal Note (Cost $2,200,000)		2,200,000
Unaffiliated Investment Company 1.9%
Dreyfus Government Cash Management - Institutional Shares, 4.337% (c)(d)	4,570,500	4,570,500
Total Short-Term Investments (Cost $8,759,813)		8,759,354
Total Investments (Cost $237,382,243)	98.2%	236,881,130
Other Assets, Less Liabilities	1.8	4,332,272
Net Assets	100.0%	$ 241,213,402

†	Percentages indicated are based on Portfolio net assets.
^	Industry classifications may be different than those used for compliance monitoring purposes.
(a)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(b)	Variable-rate demand notes (VRDNs)—Provide the right to sell the security at face value on either that day or within the rate-reset period. VRDNs will normally trade as if the maturity is the earlier put date, even though stated maturity is longer. The interest rate is reset on the put date at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to reflect current market conditions. These securities do not indicate a reference rate and spread in their description. The maturity date shown is the final maturity.
(c)	Coupon rate may change based on changes of the underlying collateral or prepayments of principal. Rate shown was the rate in effect as of December 31, 2024.
(d)	Current yield as of December 31, 2024.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
9

Portfolio of Investments December 31, 2024†^ (continued)
Investments in Affiliates (in 000's)
Investments in issuers considered to be affiliate(s) of the Portfolio during the year ended December 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Investment Companies	Value, Beginning of Year	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Year	Dividend Income	Other Distributions	Shares End of Year
NYLI U.S. Government Liquidity Fund	$ 1,270	$ 270,757	$ (272,027)	$ —	$ —	$ —	$ 329	$ —	—
Abbreviation(s):
AGM—Assured Guaranty Municipal Corp.
AMBAC—Ambac Assurance Corp.
BAM—Build America Mutual Assurance Co.
FHLMC—Federal Home Loan Mortgage Corp.
FNMA—Federal National Mortgage Association
GNMA—Government National Mortgage Association
PSF-GTD—Permanent School Fund Guaranteed
The following is a summary of the fair valuations according to the inputs used as of December 31, 2024, for valuing the Portfolio’s assets:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Long-Term Bonds
Corporate Bonds	$ —	$ 27,434,909	$ —	$ 27,434,909
Municipal Bonds	—	200,686,867	—	200,686,867
Total Long-Term Bonds	—	228,121,776	—	228,121,776
Short-Term Investments
Commercial Paper	—	1,988,854	—	1,988,854
Short-Term Municipal Note	—	2,200,000	—	2,200,000
Unaffiliated Investment Company	4,570,500	—	—	4,570,500
Total Short-Term Investments	4,570,500	4,188,854	—	8,759,354
Total Investments in Securities	$ 4,570,500	$ 232,310,630	$ —	$ 236,881,130

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
10	NYLI VP MacKay U.S. Infrastructure Bond Portfolio

Statement of Assets and Liabilities as of December 31, 2024
Assets
Investment in securities, at value (identified cost $237,382,243)	$236,881,130
Receivables:
Interest	2,422,566
Investment securities sold	2,100,283
Portfolio shares sold	65,920
Other assets	1,691
Total assets	241,471,590
Liabilities
Payables:
Manager (See Note 3)	103,420
Portfolio shares redeemed	75,035
NYLIFE Distributors (See Note 3)	34,012
Professional fees	32,191
Custodian	11,854
Shareholder communication	918
Trustees	5
Accrued expenses	753
Total liabilities	258,188
Net assets	$241,213,402
Composition of Net Assets
Shares of beneficial interest outstanding (par value of $.001 per share) unlimited number of shares authorized	$25,317
Additional paid-in-capital	273,500,933
273,526,250
Total distributable earnings (loss)	(32,312,848)
Net assets	$241,213,402
Initial Class
Net assets applicable to outstanding shares	$82,072,451
Shares of beneficial interest outstanding	8,566,135
Net asset value per share outstanding	$9.58
Service Class
Net assets applicable to outstanding shares	$159,140,951
Shares of beneficial interest outstanding	16,751,188
Net asset value per share outstanding	$9.50

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
11

Statement of Operations for the year ended December 31, 2024
Investment Income (Loss)
Income
Interest	$8,758,053
Dividends-affiliated	328,946
Securities lending, net	331
Total income	9,087,330
Expenses
Manager (See Note 3)	1,071,376
Distribution/Service—Service Class (See Note 3)	411,971
Professional fees	79,504
Custodian	45,107
Shareholder communication	8,452
Trustees	4,834
Miscellaneous	10,552
Total expenses	1,631,796
Net investment income (loss)	7,455,534
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Unaffiliated investment transactions	(30,587,144)
Futures transactions	(111,102)
Net realized gain (loss)	(30,698,246)
Net change in unrealized appreciation (depreciation) on:
Unaffiliated investments	24,549,791
Futures contracts	(149,554)
Net change in unrealized appreciation (depreciation)	24,400,237
Net realized and unrealized gain (loss)	(6,298,009)
Net increase (decrease) in net assets resulting from operations	$1,157,525
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
12	NYLI VP MacKay U.S. Infrastructure Bond Portfolio

Statements of Changes in Net Assets
for the years ended December 31, 2024 and December 31, 2023
	2024	2023
Increase (Decrease) in Net Assets
Operations:
Net investment income (loss)	$7,455,534	$4,348,055
Net realized gain (loss)	(30,698,246)	(1,935,370)
Net change in unrealized appreciation (depreciation)	24,400,237	6,951,926
Net increase (decrease) in net assets resulting from operations	1,157,525	9,364,611
Distributions to shareholders:
Initial Class	(1,582,390)	(802,031)
Service Class	(2,765,667)	(3,702,120)
Total distributions to shareholders	(4,348,057)	(4,504,151)
Capital share transactions:
Net proceeds from sales of shares	73,234,277	18,552,022
Net asset value of shares issued to shareholders in reinvestment of distributions	4,348,057	4,504,151
Cost of shares redeemed	(34,975,770)	(40,812,646)
Increase (decrease) in net assets derived from capital share transactions	42,606,564	(17,756,473)
Net increase (decrease) in net assets	39,416,032	(12,896,013)
Net Assets
Beginning of year	201,797,370	214,693,383
End of year	$241,213,402	$201,797,370
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
13

Financial Highlights selected per share data and ratios
	Year Ended December 31,
Initial Class	2024	2023	2022	2021	2020
Net asset value at beginning of year	$9.67	$9.45	$10.87	$11.21	$10.84
Net investment income (loss) (a)	0.37	0.22	0.20	0.13	0.17
Net realized and unrealized gain (loss)	(0.27)	0.23	(1.43)	(0.30)	0.36
Total from investment operations	0.10	0.45	(1.23)	(0.17)	0.53
Less distributions:
From net investment income	(0.19)	(0.23)	(0.19)	(0.17)	(0.16)
Net asset value at end of year	$9.58	$9.67	$9.45	$10.87	$11.21
Total investment return (b)	1.03%	5.00%	(11.29)%	(1.50)%	4.97%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	3.82%	2.30%	1.92%	1.15%	1.50%
Net expenses (c)	0.57%	0.56%	0.56%	0.55%	0.56%
Portfolio turnover rate	41%	7%	17%(d)	69%(d)	77%(d)
Net assets at end of year (in 000's)	$82,072	$32,615	$34,601	$83,838	$107,954

(a)	Per share data based on average shares outstanding during the year.
(b)	Total return does not reflect any deduction of sales charges, mortality and expense charges, contract charges or administrative charges.
(c)	In addition to the fees and expenses which the Portfolio bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.
(d)	The portfolio turnover rates not including mortgage dollar rolls were 13%, 37% and 53% for the years ended December 31, 2022, 2021 and 2020, respectively.

	Year Ended December 31,
Service Class	2024	2023	2022	2021	2020
Net asset value at beginning of year	$9.59	$9.37	$10.77	$11.10	$10.74
Net investment income (loss) (a)	0.32	0.19	0.17	0.10	0.14
Net realized and unrealized gain (loss)	(0.24)	0.23	(1.41)	(0.29)	0.37
Total from investment operations	0.08	0.42	(1.24)	(0.19)	0.51
Less distributions:
From net investment income	(0.17)	(0.20)	(0.16)	(0.14)	(0.15)
Net asset value at end of year	$9.50	$9.59	$9.37	$10.77	$11.10
Total investment return (b)	0.78%	4.74%	(11.51)%	(1.74)%	4.70%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	3.38%	2.05%	1.72%	0.94%	1.29%
Net expenses (c)	0.82%	0.81%	0.81%	0.80%	0.80%
Portfolio turnover rate	41%	7%	17%(d)	69%(d)	77%(d)
Net assets at end of year (in 000's)	$159,141	$169,182	$180,093	$239,053	$281,054

(a)	Per share data based on average shares outstanding during the year.
(b)	Total return does not reflect any deduction of sales charges, mortality and expense charges, contract charges or administrative charges.
(c)	In addition to the fees and expenses which the Portfolio bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.
(d)	The portfolio turnover rates not including mortgage dollar rolls were 13%, 37% and 53% for the years ended December 31, 2022, 2021 and 2020, respectively.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
14	NYLI VP MacKay U.S. Infrastructure Bond Portfolio

Notes to Financial Statements
Note 1–Organization and Business
New York Life Investments VP Funds Trust (the “Fund”) (formerly known as MainStay VP Funds Trust) was organized as a Delaware statutory trust on February 1, 2011. The Fund is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Fund is comprised of thirty-three separate series (collectively referred to as the “Portfolios”). These financial statements and notes relate to the NYLI VP MacKay U.S. Infrastructure Bond Portfolio (formerly known as MainStay VP MacKay U.S. Infrastructure Bond Portfolio) (the "Portfolio"), a "diversified” portfolio, as that term is defined in the 1940 Act, as interpreted or modified by regulatory authorities having jurisdiction, from time to time.
Shares of the Portfolio are currently offered to certain separate accounts to fund variable annuity policies and variable universal life insurance policies issued by New York Life Insurance and Annuity Corporation (“NYLIAC”), a wholly-owned subsidiary of New York Life Insurance Company (“New York Life”) and may also be offered to fund variable annuity policies and variable universal life insurance policies issued by other insurance companies. NYLIAC allocates shares of the Portfolio to, among others, certain NYLIAC separate accounts. Shares of the Portfolio are also offered to the NYLI VP Conservative Allocation Portfolio, NYLI VP Moderate Allocation Portfolio, NYLI VP Growth Allocation Portfolio and NYLI VP Equity Allocation Portfolio, which operate as “funds-of-funds," and other variable insurance funds.
The following table lists the Portfolio's share classes that have been registered and commenced operations:
Class	Commenced Operations
Initial Class	January 29, 1993
Service Class	June 4, 2003
Shares of the Portfolio are offered and are redeemed at a price equal to their respective net asset value (“NAV”) per share. No sales or redemption charge is applicable to the purchase or redemption of the Portfolio's shares. Under the terms of the Fund’s multiple class plan, adopted pursuant to Rule 18f-3 under the 1940 Act, the classes differ in that, among other things, Service Class shares of the Portfolio pay a combined distribution and service fee of 0.25% of average daily net assets attributable to Service Class shares of the Portfolio to the Distributor (as defined in Note 3(B)) pursuant to a plan adopted in accordance with Rule 12b-1 under the 1940 Act. Contract owners of variable annuity contracts purchased after June 2, 2003, are permitted to invest only in the Service Class shares.
The Portfolio's investment objective is to seek current income.
In this reporting period, the Portfolio adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures ("ASU 2023-07"). Adoption of the new standard impacted financial statement disclosures only and did not affect the Portfolio's financial position or its results of operations. The intent of ASU 2023-07 is, through improved segment disclosures, to enable investors to better understand an entity's overall performance and to assess its potential future cash flows. NYLI Disclosure Committee ("Committee") acts as the Portfolio's chief operating decision maker assessing performance and making decisions about resource allocation. The Committee has determined that the Portfolio has a single operating segment based on the fact that the Committee monitors the operating results of the Portfolio as a whole and the Portfolio's long-term strategic asset allocation is pre-determined in accordance with the terms of its respective prospectus, based on a defined investment strategy which is executed by the Portfolio's portfolio managers as a team. The financial information provided to and reviewed by the Committee is consistent with that presented in the Portfolio's Portfolio of Investments, Statement of Changes in Net Assets and Financial Highlights.
Note 2–Significant Accounting Policies
The Portfolio is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services—Investment Companies. The Portfolio prepares its financial statements in accordance with generally accepted accounting principles (“GAAP”) in the United States of America and follows the significant accounting policies described below.
(A) Securities Valuation.  Investments are usually valued as of the close of regular trading on the New York Stock Exchange (the "Exchange") (usually 4:00 p.m. Eastern time) on each day the Portfolio is open for business ("valuation date").
Pursuant to Rule 2a-5 under the 1940 Act, the Board of Trustees of the Fund (the "Board") has designated New York Life Investment Management LLC (“New York Life Investments” or the "Manager") as its Valuation Designee (the "Valuation Designee"). The Valuation Designee is responsible for performing fair valuations relating to all investments in the Portfolio’s portfolio for which market quotations are not readily available; periodically assessing and managing material valuation risks; establishing and applying fair value methodologies; testing fair valuation methodologies; evaluating and overseeing pricing services; ensuring appropriate segregation of valuation and portfolio management functions; providing quarterly, annual and prompt reporting to the Board, as appropriate; identifying potential conflicts of interest; and maintaining appropriate records. The Valuation Designee has established a valuation committee ("Valuation Committee") to assist in carrying out the Valuation Designee’s responsibilities and establish prices of securities for which market quotations are not readily available. The Portfolio's and the Valuation Designee's policies and procedures ("Valuation Procedures") govern the Valuation Designee’s selection and application of methodologies for determining and calculating the fair value of Portfolio investments. The Valuation Designee may value the Portfolio's portfolio securities for which market quotations are not readily available and other Portfolio assets utilizing inputs from pricing services and other third-party sources. The Valuation Committee meets (in person, via electronic mail or via teleconference) on an ad-hoc basis to determine fair valuations and

15

Notes to Financial Statements (continued)
on a quarterly basis to review fair value events with respect to certain securities for which market quotations are not readily available, including valuation risks and back-testing results, and to preview reports to the Board.
The Valuation Committee establishes prices of securities for which market quotations are not readily available based on such methodologies and measurements on a regular basis after considering information that is reasonably available and deemed relevant by the Valuation Committee. The Board shall oversee the Valuation Designee and review fair valuation materials on a prompt, quarterly and annual basis and approve proposed revisions to the Valuation Procedures.
Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to the Valuation Procedures. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the Portfolio can access at the measurement date, provided that a quotation will not be readily available if it is not reliable. "Fair value" is defined as the price the Portfolio would reasonably expect to receive upon selling an asset or liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the asset or liability. Fair value measurements are determined within a framework that establishes a three-tier hierarchy that maximizes the use of observable market data and minimizes the use of unobservable inputs to establish a classification of fair value measurements for disclosure purposes. "Inputs" refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, such as the risk inherent in a particular valuation technique used to measure fair value using a pricing model and/or the risk inherent in the inputs for the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions market participants would use in pricing the asset or liability based on the information available. The inputs or methodology used for valuing assets or liabilities may not be an indication of the risks associated with investing in those assets or liabilities. The three-tier hierarchy of inputs is summarized below.
•	Level 1—quoted prices (unadjusted) in active markets for an identical asset or liability
•	Level 2—other significant observable inputs (including quoted prices for a similar asset or liability in active markets, interest rates and yield curves, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio's own assumptions about the assumptions that market participants would use in measuring fair value of an asset or liability)
The level of an asset or liability within the fair value hierarchy is based on the lowest level of an input, both individually and in the aggregate, that is significant to the fair value measurement. The aggregate value by input level of the Portfolio’s assets and liabilities as of December 31, 2024, is included at the end of the Portfolio of Investments.
The Portfolio may use third-party vendor evaluations, whose prices may be derived from one or more of the following standard inputs, among others:
• Benchmark yields	• Reported trades
• Broker/dealer quotes	• Issuer spreads
• Two-sided markets	• Benchmark securities
• Bids/offers	• Reference data (corporate actions or material event notices)
• Industry and economic events	• Comparable bonds
• Monthly payment information
An asset or liability for which a market quotation is not readily available is valued by methods deemed reasonable in good faith by the Valuation Committee, following the Valuation Procedures to represent fair value. Under these procedures, the Valuation Designee generally uses a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information. The Valuation Designee may also use an income-based valuation approach in which the anticipated future cash flows of the asset or liability are discounted to calculate fair value. Fair value represents a good faith approximation of the value of a security. Fair value determinations involve the consideration of a number of subjective factors, an analysis of applicable facts and circumstances and the exercise of judgment. As a result, it is possible that the fair value for a security determined in good faith in accordance with the Valuation Procedures may differ from valuations for the same security determined for other funds using their own valuation procedures. Although the Valuation Procedures are designed to value a security at the price the Portfolio may reasonably expect to receive upon the security's sale in an orderly transaction, there can be no assurance that any fair value determination thereunder would, in fact, approximate the amount that the Portfolio would actually realize upon the sale of the security or the price at which the security would trade if a reliable market price were readily available. During the year ended December 31, 2024, there were no material changes to the fair value methodologies.
Securities which may be valued in this manner include, but are not limited to: (i) a security for which trading has been halted or suspended or otherwise does not have a readily available market quotation on a given day; (ii) a debt security that has recently gone into default and for which there is not a current market quotation; (iii) a security of an issuer that has entered into a restructuring; (iv) a security that has been delisted from a national exchange; (v) a security subject to trading collars for which no or limited trading takes place; and (vi) a security whose principal market has been temporarily closed at a time when, under normal conditions, it would be open. Securities valued in this manner are generally categorized as Level 2 or 3 in the hierarchy.

16	NYLI VP MacKay U.S. Infrastructure Bond Portfolio

Investments in mutual funds, including money market funds, are valued at their respective NAVs at the close of business each day on the valuation date. These securities are generally categorized as Level 1 in the hierarchy.
Debt securities (other than convertible and municipal bonds) are valued at the evaluated bid prices (evaluated mean prices in the case of convertible and municipal bonds) supplied by a pricing agent or broker selected by the Valuation Designee, in consultation with the Subadvisor. The evaluations are market-based measurements processed through a pricing application and represents the pricing agent’s good faith determination as to what a holder may receive in an orderly transaction under market conditions. The rules-based logic utilizes valuation techniques that reflect participants’ assumptions and vary by asset class and per methodology, maximizing the use of relevant observable data including quoted prices for similar assets, benchmark yield curves and market corroborated inputs. The evaluated bid or mean prices are deemed by the Valuation Designee, in consultation with the Subadvisor, to be representative of market values at the regular close of trading of the Exchange on each valuation date. Debt securities purchased on a delayed delivery basis are marked to market daily until settlement at the forward settlement date. Debt securities, including corporate bonds, U.S. government and federal agency bonds, municipal bonds, foreign bonds, convertible bonds, asset-backed securities and mortgage-backed securities are generally categorized as Level 2 in the hierarchy.
Temporary cash investments acquired in excess of 60 days to maturity at the time of purchase are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities and ratings), both as furnished by independent pricing services. Temporary cash investments that mature in 60 days or less at the time of purchase ("Short-Term Investments") are valued using the amortized cost method of valuation, unless the use of such method would be inappropriate. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between such cost and the principal on maturity date. Amortized cost approximates the current fair value of a security. Securities valued using the amortized cost method are not valued using quoted prices in an active market and are generally categorized as Level 2 in the hierarchy.
The information above is not intended to reflect an exhaustive list of the methodologies that may be used to value portfolio investments. The Valuation Procedures permit the use of a variety of valuation methodologies in connection with valuing portfolio investments. The methodology used for a specific type of investment may vary based on the market data available or other considerations. The methodologies summarized above may not represent the specific means by which portfolio investments are valued on any particular business day.
(B) Income Taxes.   The Portfolio's policy is to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute all of its taxable income to the shareholders of the Portfolio within the allowable time limits.
The Manager evaluates the Portfolio’s tax positions to determine if the tax positions taken meet the minimum recognition threshold in connection with accounting for uncertainties in income tax positions taken or expected to be taken for the purposes of measuring and recognizing tax liabilities in the financial statements. Recognition of tax benefits of an uncertain tax position is permitted only to the extent the position is “more likely than not” to be sustained assuming examination by taxing authorities. The Manager analyzed the Portfolio's tax positions taken on federal, state and local income tax returns for all open tax years (for up to three tax years) and has concluded that no provisions for federal, state and local income tax are required in the Portfolio's financial statements. The Portfolio's federal, state and local income tax and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state and local departments of revenue.
(C) Dividends and Distributions to Shareholders. Dividends and distributions are recorded on the ex-dividend date. The Portfolio intends to declare and pay dividends from net investment income and distributions from net realized capital and currency gains, if any, at least annually. All dividends and distributions are reinvested at NAV in the same class of shares of the Portfolio. Dividends and distributions to shareholders are determined in accordance with federal income tax regulations and may differ from determinations using GAAP.
(D) Security Transactions and Investment Income.  The Portfolio records security transactions on the trade date. Realized gains and losses on security transactions are determined using the identified cost method. Interest income is recorded on an accrual basis and may include coupon interest, amortization of premium, accretion of discount on debt securities, and gains/losses on paydowns. Discounts and premiums on securities purchased, other than temporary cash investments that mature in 60 days or less at the time of purchase, for the Portfolio are accreted and amortized, respectively, on the effective interest rate method.
Investment income and realized and unrealized gains and losses on investments of the Portfolio are allocated pro rata to the separate classes of shares based upon their relative net assets on the date the income is earned or realized and unrealized gains and losses are incurred.
The Portfolio may place a debt security on non-accrual status and reduce related interest income by ceasing current accruals and writing off all or a portion of any interest receivables when the collection of all or a portion of such interest has become doubtful. A debt security is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.
17

Notes to Financial Statements (continued)
(E) Expenses.  Expenses of the Fund are allocated to the individual Portfolios in proportion to the net assets of the respective Portfolios when the expenses are incurred, except where direct allocations of expenses can be made. Expenses (other than fees incurred under the distribution and service plans, further discussed in Note 3(B), which are charged directly to the Service Class shares) are allocated to separate classes of shares pro rata based upon their relative net assets on the date the expenses are incurred. The expenses borne by the Portfolio, including those of related parties to the Portfolio, are shown in the Statement of Operations.
Additionally, the Portfolio may invest in mutual funds, which are subject to management fees and other fees that may cause the costs of investing in mutual funds to be greater than the costs of owning the underlying securities directly. These indirect expenses of mutual funds are not included in the amounts shown as expenses in the Statement of Operations or in the expense ratios included in the Financial Highlights.
(F) Use of Estimates.  In preparing financial statements in conformity with GAAP, the Manager makes estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates and assumptions.
(G) Futures Contracts.  A futures contract is an agreement to purchase or sell a specified quantity of an underlying instrument at a specified future date and price, or to make or receive a cash payment based on the value of a financial instrument (e.g., foreign currency, interest rate, security or securities index). The Portfolio is subject to risks such as market price risk, leverage risk, liquidity risk, counterparty risk, operational risk, legal risk and/or interest rate risk in the normal course of investing in these contracts. Upon entering into a futures contract, the Portfolio is required to pledge to the broker or futures commission merchant an amount of cash and/or U.S. government securities equal to a certain percentage of the collateral amount, known as the “initial margin.” During the period the futures contract is open, changes in the value of the contract are recognized as unrealized appreciation or depreciation by marking to market such contract on a daily basis to reflect the market value of the contract at the end of each day’s trading. The Portfolio agrees to receive from or pay to the broker or futures commission merchant an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as “variation margin.” When the futures contract is closed, the Portfolio records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Portfolio's basis in the contract.
The use of futures contracts involves, to varying degrees, elements of market risk in excess of the amount recognized in the Statement of Assets and Liabilities. The contract or notional amounts and variation margin reflect the extent of the Portfolio's involvement in open futures positions. There are several risks associated with the use of futures contracts as hedging  techniques. There can be no assurance that a liquid market will exist at the time when the Portfolio seeks to close out a futures contract. If no liquid market exists, the Portfolio would remain obligated to meet margin requirements until the position is closed. Futures contracts may involve a small initial investment relative to the risk assumed, which could result in losses greater than if the Portfolio did not invest in futures contracts. Futures contracts may be more volatile than direct investments in the instrument underlying the futures and may not correlate to the underlying instrument, causing a given hedge not to achieve its objectives. The Portfolio's activities in futures contracts have minimal counterparty risk as they are conducted through regulated exchanges that guarantee the futures against default by the counterparty. In the event of a bankruptcy or insolvency of a futures commission merchant that holds margin on behalf of the Portfolio, the Portfolio may not be entitled to the return of the entire margin owed to the Portfolio, potentially resulting in a loss. The Portfolio may invest in futures contracts to seek enhanced returns or to reduce the risk of loss by hedging certain of its holdings. The Portfolio's investment in futures contracts and other derivatives may increase the volatility of the Portfolio's NAVs and may result in a loss to the Portfolio.
(H) Securities Lending. In order to realize additional income, the Portfolio may engage in securities lending, subject to the limitations set forth in the 1940 Act and relevant guidance by the staff of the Securities and Exchange Commission (“SEC”). If the Portfolio engages in securities lending, the Portfolio will lend through its custodian, JPMorgan Chase Bank, N.A., ("JPMorgan"), acting as securities lending agent on behalf of the Portfolio. Under the current arrangement, JPMorgan will manage the Portfolio's collateral in accordance with the securities lending agency agreement between the Portfolio and JPMorgan, and indemnify the Portfolio against counterparty risk. The loans will be collateralized by cash (which may be invested in a money market fund) and/or non-cash collateral (which may include U.S. Treasury securities and/or U.S. government agency securities issued or guaranteed by the United States government or its agencies or instrumentalities) at least equal at all times to the market value of the securities loaned. Non-cash collateral held at year end is segregated and cannot be transferred by the Portfolio. The Portfolio bears the risk of delay in recovery of, or loss of rights in, the securities loaned. The Portfolio may also record a realized gain or loss on securities deemed sold due to a borrower’s inability to return securities on loan. The Portfolio bears the risk of any loss on investment of cash collateral. The Portfolio will receive compensation for lending its securities in the form of fees or it will retain a portion of interest earned on the investment of any cash collateral. The Portfolio will also continue to receive interest and dividends on the securities loaned and any gain or loss in the market price of the securities loaned that may occur during the term of the loan will be for the account of the Portfolio. Income earned from securities lending activities, if any, is reflected in the Statement of Operations.
(I) Dollar Rolls. The Portfolio may enter into dollar roll transactions in which it sells mortgage-backed securities ("MBS") from its portfolio to a counterparty from whom it simultaneously agrees to buy a similar security on a delayed delivery basis. The Portfolio generally transfers MBS where the MBS are "to be announced," therefore, the Portfolio accounts for these transactions as purchases and sales.

18	NYLI VP MacKay U.S. Infrastructure Bond Portfolio

When accounted for as purchase and sales, the securities sold in connection with the dollar rolls are removed from the portfolio and a realized gain or loss is recognized. The securities the Portfolio has agreed to acquire are included at market value in the Portfolio of Investments and liabilities for such purchase commitments are included as payables for investments purchased. During the roll period, the Portfolio foregoes principal and interest paid on the securities. The Portfolio is compensated by the difference between the current sales price and the forward price for the future as well as by the earnings on the cash proceeds of the initial sale. Dollar rolls may be renewed without physical delivery of the securities subject to the contract. Dollar roll transactions involve certain risks, including the risk that the securities returned to the Portfolio at the end of the roll period, while substantially similar, could be inferior to what was initially sold to the counterparty.
(J) Government, Infrastructure Investment and Municipal Bond Risk.  Investments in the Portfolio are not guaranteed, even though some of the Portfolio’s underlying investments are guaranteed by the U.S. government or its agencies or instrumentalities. The principal risk of mortgage-related and asset-backed securities is that the underlying debt may be prepaid ahead of schedule, if interest rates fall, thereby reducing the value of the Portfolio’s investment. If interest rates rise, less of the debt may be prepaid and the Portfolio may lose money because the Portfolio may be unable to invest in higher yielding assets. The Portfolio is subject to interest-rate risk and can lose principal value when interest rates rise. Bonds are also subject to credit risk, in which the bond issuer may fail to pay interest and principal in a timely manner.
The Portfolio’s investments in infrastructure-related securities will expose the Portfolio to potential adverse economic, regulatory, political, legal and other changes affecting such investments. Issuers of securities in infrastructure-related businesses are subject to a variety of factors that may adversely affect their business or operations, including high interest costs in connection with capital construction programs, high leverage, costs associated with environmental or other regulations and the effects of economic slowdowns. Rising interest rates could lead to higher financing costs and reduced earnings for infrastructure companies.
Municipal bond risks include the inability of the issuer to repay the obligation, the relative lack of information about certain issuers, and the possibility of future tax and legislative changes, which could affect the market for and value of municipal securities.
Municipalities continue to experience political, economic and financial difficulties in the current economic environment. The ability of a municipal issuer to make payments and the value of municipal bonds can be affected by uncertainties in the municipal securities market. Such uncertainties could cause increased volatility in the municipal securities market and could negatively impact the Portfolio’s net asset value, and/or the distributions paid by the Portfolio.
(K) Indemnifications.  Under the Fund’s organizational documents, its officers and trustees are indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Portfolio enters into contracts with third-party service providers that contain a variety of representations and warranties and that may provide general indemnifications. The Portfolio's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio that have not yet occurred. The Manager believes that the risk of loss in connection with these potential indemnification obligations is remote. However, there can be no assurance that material liabilities related to such obligations will not arise in the future, which could adversely impact the Portfolio.
(L) Quantitative Disclosure of Derivative Holdings. The following tables show additional disclosures related to the Portfolio's derivative and hedging activities, including how such activities are accounted for and their effect on the Portfolio's financial positions, performance and cash flows.
The Portfolio entered into futures contracts to help manage the duration and yield curve positioning of the portfolio. These derivatives are not accounted for as hedging instruments.
The effect of derivative instruments on the Statement of Operations for the year ended December 31, 2024:
Net Realized Gain (Loss) from:	Interest Rate Contracts Risk	Total
Futures Transactions	$(111,102)	$(111,102)
Total Net Realized Gain (Loss)	$(111,102)	$(111,102)

Net Change in Unrealized Appreciation (Depreciation)	Interest Rate Contracts Risk	Total
Futures Contracts	$(149,554)	$(149,554)
Total Net Change in Unrealized Appreciation (Depreciation)	$(149,554)	$(149,554)

Average Notional Amount	Total
Futures Contracts Long (a)	$3,833,270

(a)	Positions were open for four months during the reporting period.
Note 3–Fees and Related Party Transactions
(A) Manager and Subadvisor. New York Life Investments, a registered investment adviser and an indirect, wholly-owned subsidiary of New York Life, serves as the Portfolio's Manager, pursuant to an Amended and Restated Management Agreement ("Management Agreement"). The Manager provides offices, conducts clerical, recordkeeping and bookkeeping services and keeps most of the financial and accounting records required to be maintained by the Portfolio. Except for the portion of salaries and expenses that are the responsibility of the Portfolio, the Manager pays the salaries and expenses of all personnel affiliated with the Portfolio and certain operational expenses of the Portfolio. The
19

Notes to Financial Statements (continued)
Portfolio reimburses New York Life Investments in an amount equal to the portion of the compensation of the Chief Compliance Officer attributable to the Portfolio. MacKay Shields LLC ("MacKay Shields" or the "Subadvisor"), a registered investment adviser and an indirect, wholly-owned subsidiary of New York Life, serves as the Subadvisor to the Portfolio and is responsible for the day-to-day portfolio management of the Portfolio. Pursuant to the terms of an Amended and Restated Subadvisory Agreement between New York Life Investments and MacKay Shields, New York Life Investments pays for the services of the Subadvisor.
Pursuant to the Management Agreement, the Fund pays the Manager, on behalf of the Portfolio, a monthly fee for the services performed and the facilities furnished at an annual rate of the Portfolio's average daily net assets as follows: 0.50% up to $500 million; 0.475% from $500 million to $1 billion; and 0.45% in excess of $1 billion. During the year ended December 31, 2024, the effective management fee rate was 0.50% of the Portfolio's average daily net assets.
During the year ended December 31, 2024, New York Life Investments earned fees from the Portfolio in the amount of $1,071,376 and paid the Subadvisor in the amount of $535,688.
JPMorgan provides sub-administration and sub-accounting services to the Portfolio pursuant to an agreement with New York Life Investments. These services include calculating the daily NAVs of the Portfolio, maintaining the general ledger and sub-ledger accounts for the calculation of the Portfolio's NAVs, and assisting New York Life Investments in conducting various aspects of the Portfolio's administrative operations. For providing these services to the Portfolio, JPMorgan is compensated by New York Life Investments.
Pursuant to an agreement between the Fund and New York Life Investments, New York Life Investments is responsible for providing or procuring certain regulatory reporting services for the Portfolio. The Portfolio will reimburse New York Life Investments for the actual costs incurred by New York Life Investments in connection with providing or procuring these services for the Portfolio.
(B) Distribution and Service Fees.  The Fund, on behalf of the Portfolio, has entered into a distribution agreement with NYLIFE Distributors LLC (the “Distributor”), an affiliate of New York Life Investments. The Portfolio has adopted a distribution plan (the “Plan”) in accordance with the provisions of Rule 12b-1 under the 1940 Act. Under the Plan, the Distributor has agreed to provide, through its affiliates or independent third parties, various distribution-related, shareholder and administrative support services to the Service Class shareholders. For its services, the Distributor is entitled to a combined distribution and service fee accrued daily and paid monthly at an annual rate of 0.25% of the average daily net assets attributable to the Service Class shares of the Portfolio.
Note 4-Federal Income Tax
As of December 31, 2024, the cost and unrealized appreciation (depreciation) of the Portfolio’s investment portfolio, including applicable derivative contracts and other financial instruments, as determined on a federal income tax basis, were as follows:
	Federal Tax Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Investments in Securities	$237,441,838	$1,169,066	$(1,729,774)	$(560,708)
As of December 31, 2024, the components of accumulated gain (loss) on a tax basis were as follows:
Ordinary Income	Accumulated Capital and Other Gain (Loss)	Other Temporary Differences	Unrealized Appreciation (Depreciation)	Total Accumulated Gain (Loss)
$7,461,667	$(39,213,807)	$—	$(560,708)	$(32,312,848)
The difference between book-basis and tax-basis unrealized appreciation (depreciation) is primarily due to cumulative bond amortization adjustments.
As of December 31, 2024, for federal income tax purposes, capital loss carryforwards of $39,213,807, as shown in the table below, were available to the extent provided by the regulations to offset future realized gains of the Portfolio. Accordingly, no capital gains distributions are expected to be paid to shareholders until net gains have been realized in excess of such amounts.
Capital Loss Available Through	Short-Term Capital Loss Amounts (000’s)	Long-Term Capital Loss Amounts (000’s)
Unlimited	$935	$38,279
During the years ended December 31, 2024 and December 31, 2023, the tax character of distributions paid as reflected in the Statements of Changes in Net Assets was as follows:
	2024	2023
Distributions paid from:
Ordinary Income	$4,348,057	$4,504,151
Note 5–Custodian
JPMorgan is the custodian of cash and securities held by the Portfolio. Custodial fees are charged to the Portfolio based on the Portfolio's net assets and/or the market value of securities held by the Portfolio and the number of certain transactions incurred by the Portfolio.

20	NYLI VP MacKay U.S. Infrastructure Bond Portfolio

Note 6–Line of Credit
The Portfolio and certain other funds managed by New York Life Investments maintain a line of credit with a syndicate of banks in order to secure a source of funds for temporary purposes to meet unanticipated or excessive redemption requests.
Effective July 23, 2024, under the credit agreement (the “Credit Agreement”), the aggregate commitment amount is $600,000,000 with an additional uncommitted amount of $100,000,000. The commitment fee is an annual rate of 0.15% of the average commitment amount payable quarterly, regardless of usage, to JPMorgan, who serves as the agent to the syndicate. The commitment fee is allocated among the Portfolio and certain other funds managed by New York Life Investments based upon their respective net assets and other factors. Interest on any revolving credit loan is charged based upon the Federal Funds Rate, Daily Simple Secured Overnight Financing Rate ("SOFR") + 0.10%, or the Overnight Bank Funding Rate, whichever is higher. The Credit Agreement expires on July 22, 2025, although the Portfolio, certain other funds managed by New York Life Investments and the syndicate of banks may renew the Credit Agreement for an additional year on the same or different terms or enter into a credit agreement with a different syndicate of banks. Prior to July 23, 2024, the aggregate commitment amount and the commitment fee were the same as those under the current Credit Agreement. During the year ended December 31, 2024, there were no borrowings made or outstanding with respect to the Portfolio under the Credit Agreement.
Note 7–Interfund Lending Program
Pursuant to an exemptive order issued by the SEC, the Portfolio, along with certain other funds managed by New York Life Investments, may participate in an interfund lending program. The interfund lending program provides an alternative credit facility that permits the Portfolio and certain other funds managed by New York Life Investments to lend or borrow money for temporary purposes directly to or from one another, subject to the conditions of the exemptive order. During the year ended December 31, 2024, there were no interfund loans made or outstanding with respect to the Portfolio.
Note 8–Purchases and Sales of Securities (in 000’s)
During the year ended December 31, 2024, purchases and sales of securities, other than short-term securities, were $110,751 and $84,067, respectively.
Note 9–Capital Share Transactions
Transactions in capital shares for the years ended December 31, 2024 and December 31, 2023, were as follows:
Initial Class	Shares	Amount
Year ended December 31, 2024:
Shares sold	5,681,986	$55,977,866
Shares issued to shareholders in reinvestment of distributions	162,833	1,582,390
Shares redeemed	(650,994)	(6,310,830)
Net increase (decrease)	5,193,825	$51,249,426
Year ended December 31, 2023:
Shares sold	179,792	$1,725,962
Shares issued to shareholders in reinvestment of distributions	88,787	802,031
Shares redeemed	(558,392)	(5,298,673)
Net increase (decrease)	(289,813)	$(2,770,680)

Service Class	Shares	Amount
Year ended December 31, 2024:
Shares sold	1,812,537	$17,256,411
Shares issued to shareholders in reinvestment of distributions	286,853	2,765,667
Shares redeemed	(2,990,148)	(28,664,940)
Net increase (decrease)	(890,758)	$(8,642,862)
Year ended December 31, 2023:
Shares sold	1,779,431	$16,826,060
Shares issued to shareholders in reinvestment of distributions	413,100	3,702,120
Shares redeemed	(3,780,442)	(35,513,973)
Net increase (decrease)	(1,587,911)	$(14,985,793)
Note 10–Recent Accounting Pronouncement
In December 2023, the FASB issued Accounting Standard Update No. 2023-09, Income Taxes (ASC 740) Improvements to Income Tax Disclosures (“ASU 2023-09”). The primary purpose of the amendments within ASU 2023-09 is to enhance the transparency and decision usefulness of income tax disclosures primarily related to the rate reconciliation table and income taxes paid information. The amendments in ASU 2023-09 require that public business entities on an annual basis (1) disclose specific categories in the rate reconciliation and (2) provide additional information for reconciling items that meet a quantitative threshold. In addition, the amendments in this ASU 2023-09 require that all entities disclose on an annual basis taxes paid disaggregated by; federal, state, foreign, and jurisdiction (when income taxes paid is equal to or greater than five percent of total income taxes paid). The amendments in ASU 2023-09 are effective for public business entities beginning after December 15, 2024. Early adoption is permitted for annual financial statements that have not yet been issued or made available for issuance. The amendments in ASU 2023-09 should be applied on a prospective basis. Retrospective application is permitted. Management is currently assessing the impact this standard will have on
21

Notes to Financial Statements (continued)
our financial statements as well as the method by which we will adopt the new standard. The Adviser does not expect the guidance to have a material impact to the Portfolio.
Note 11–Subsequent Events
In connection with the preparation of the financial statements of the Portfolio for the year ended December 31, 2024, events and transactions subsequent to December 31, 2024, through the date the financial statements were issued, have been evaluated by the Manager for possible adjustment and/or disclosure. No subsequent events requiring financial statement adjustment or disclosure have been identified.
22	NYLI VP MacKay U.S. Infrastructure Bond Portfolio

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of New York Life Investments VP Funds Trust (formerly known as MainStay VP Funds Trust) and Shareholders of NYLI VP MacKay U.S. Infrastructure Bond Portfolio (formerly known as MainStay VP MacKay U.S. Infrastructure Bond Portfolio)
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of  NYLI VP MacKay U.S. Infrastructure Bond Portfolio (one of the portfolios constituting New York Life Investments VP Funds Trust, referred to hereafter as the “Portfolio”) as of December 31, 2024, the related statement of operations for the year ended December 31, 2024, the statements of changes in net assets for each of the two years in the period ended December 31, 2024, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2024 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Portfolio as of December 31, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2024 and the financial highlights for each of the five years in the period ended December 31, 2024 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Portfolio’s management. Our responsibility is to express an opinion on the Portfolio’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Portfolio in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2024 by correspondence with the custodian and transfer agent. We believe that our audits provide a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
New York, New York
February 21, 2025
We have served as the auditor of one or more investment companies in the New York Life Investments group of funds since 1984.
23

Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
Included in the Statement of Operations within the Portfolio’s Financial Statements.
24

Statement Regarding Basis for Approval of Investment Advisory Agreement and Subadvisory Agreement
The continuation of the Management Agreement with respect to each series (“Portfolio”) of the New York Life Investments VP Funds Trust (“Trust”) and New York Life Investment Management LLC (“New York Life Investments”) and each of the Subadvisory Agreements between New York Life Investments and each of American Century Investment Management, Inc., Brown Advisory LLC, Candriam, CBRE Investment Management Listed Real Assets LLC, Epoch Investment Partners, Inc., FIAM LLC, Janus Henderson Investors US LLC, MacKay Shields LLC, Newton Investment Management North America, LLC, NYL Investors LLC, Pacific Investment Management Company LLC, PineStone Asset Management Inc., Segall Bryant & Hamill, LLC, Wellington Management Company LLP and Winslow Capital Management, LLC (together, “Subadvisors”)1 with respect to the applicable Portfolio(s) (together, “Advisory Agreements”) is subject to annual review and approval by the Board of Trustees of the Trust (“Board”) in accordance with Section 15 of the Investment Company Act of 1940, as amended (“1940 Act”).  At its December 3–4, 2024 meeting, the Board, including the Trustees who are not an “interested person” (as such term is defined in the 1940 Act) of the Trust (“Independent Trustees”) voting separately, unanimously approved the continuation of each of the Advisory Agreements for each applicable Portfolio for a one-year period.
In reaching the decision to approve the continuation of each of the Advisory Agreements, the Board considered information and materials furnished by New York Life Investments and each Subadvisor in connection with an annual contract review process undertaken by the Board that took place at meetings of the Board and its Contracts Committee from September 2024 through December 2024, including information and materials furnished by New York Life Investments and each Subadvisor in response to requests prepared on behalf of the Board, and in consultation with the Independent Trustees, by independent legal counsel to the Independent Trustees, which encompassed a variety of topics, including those summarized below.  Information and materials requested by and furnished to the Board for consideration in connection with the contract review process included, among other items, reports on each Portfolio and “peer funds” prepared by Institutional Shareholder Services Inc. (“ISS”), an independent third-party service provider engaged by the Board to report objectively on each Portfolio’s investment performance, management fee and total expenses.  The Board also considered information on the fees charged to other investment advisory clients of New York Life Investments and/or each applicable Subadvisor that follow investment strategies similar to those of each Portfolio, if any, and, when applicable, the rationale for differences in each Portfolio’s management and subadvisory fees, as applicable, and the fees charged to those other investment advisory clients.  In addition, the Board considered information regarding the legal standards and fiduciary obligations applicable to its consideration of the continuation of each of the Advisory Agreements.  The contract review process, including the structure and format for information and materials provided to the Board, has been developed in consultation with the Board.  The Independent
Trustees also met in executive sessions with their independent legal counsel and, for portions thereof, with senior management of New York Life Investments.
The Board’s deliberations with respect to the continuation of each of the Advisory Agreements reflect a year-long process, and the Board also took into account information furnished to the Board and its Committees throughout the year, as deemed relevant and appropriate by the Trustees, including, among other items, reports on investment performance of each Portfolio and investment-related matters for each Portfolio as well as presentations from New York Life Investments and, generally annually, personnel of each Subadvisor.  In addition, the Board took into account other information provided by New York Life Investments throughout the year, including, among other items, periodic reports on legal and compliance matters, risk management, portfolio turnover, brokerage commissions and non-advisory services provided to each Portfolio by New York Life Investments, as deemed relevant and appropriate by the Trustees.
In addition to information provided to the Board throughout the year, the Board received information in connection with its June 2024 meeting provided specifically in response to requests prepared on behalf of the Board, and in consultation with the Independent Trustees, by independent legal counsel to the Independent Trustees regarding each Portfolio’s distribution arrangements.  In addition, the Board received information regarding each Portfolio’s asset levels, share purchase and redemption activity and the payment of Rule 12b-1 and/or certain other fees by the applicable share class(es) of each applicable Portfolio, among other information.
In considering the continuation of each of the Advisory Agreements, the Trustees reviewed and evaluated the information and factors they believed to reasonably be necessary and appropriate in light of legal advice furnished to them by independent legal counsel to the Independent Trustees and through the exercise of their own business judgment.  Although individual Trustees may have weighed certain factors or information differently and the Board did not consider any single factor or information controlling in reaching its decision, the factors that figured prominently in the Board’s consideration of the continuation of each of the Advisory Agreements with respect to each applicable Portfolio are summarized in more detail below and include, among other factors: (i) the nature, extent and quality of the services provided to the Portfolio by New York Life Investments and the Subadvisor(s), if applicable; (ii) the qualifications of the portfolio manager(s) of the Portfolio and the historical investment performance of the Portfolio, New York Life Investments and, if applicable, the Subadvisor(s); (iii) the costs of the services provided, and profits realized, by New York Life Investments and the Subadvisor(s), if applicable, with respect to their relationships with the Portfolio; (iv) the extent to which economies of scale have been realized or may be realized if the Portfolio grows and the extent to which any economies of scale have been shared, have benefited or may benefit the Portfolio’s

25

shareholders; and (v) the reasonableness of the Portfolio’s management and, if applicable, subadvisory fees and total ordinary operating expenses.  Although the Board recognized that comparisons between each Portfolio’s fees and expenses and those of other funds are imprecise given different terms of agreements, variations in fund strategies and other factors, the Board considered the reasonableness of each Portfolio’s management fee and total ordinary operating expenses as compared to peer funds identified by ISS.  Throughout their considerations, the Trustees acknowledged the commitment of New York Life Investments and its affiliates to serve the New York Life Investments Group of Funds, as well as their capacity, experience, resources, financial stability and reputations.  The Trustees also acknowledged the entrepreneurial and other risks assumed by New York Life Investments in sponsoring and managing each Portfolio.  With respect to the Subadvisory Agreements, the Board took into account New York Life Investments’ recommendation to approve the continuation of each of the Subadvisory Agreements.
The Trustees noted that, throughout the year, the Trustees are afforded an opportunity to ask questions of, and request additional information or materials from, New York Life Investments and each Subadvisor.  The Board’s decision with respect to each of the Advisory Agreements may have also been based, in part, on the Board’s knowledge of New York Life Investments and each Subadvisor resulting from, among other things, the Board’s consideration of each of the Advisory Agreements in prior years, the advisory agreements for other funds in the New York Life Investments Group of Funds, the Board’s review throughout the year of the performance and operations of other funds in the New York Life Investments Group of Funds and each Trustee’s business judgment and industry experience.  In addition to considering the above-referenced factors, the Board observed that in the marketplace, notably under variable life insurance policies and variable annuity contracts for which each Portfolio serves as an investment option, there are a range of investment options available to investors and that each Portfolio’s shareholders, having had the opportunity to consider other investment options, have invested in the Portfolio.
The factors that figured prominently in the Board’s decision to approve the continuation of each of the Advisory Agreements during the Board’s December 3-4, 2024 meeting are summarized in more detail below.  The Board considered on a Portfolio-by-Portfolio basis the factors and information deemed relevant and appropriate by the Trustees to evaluate the continuation of each of the Advisory Agreements, and the Board’s decision was made separately with respect to each Portfolio.
Nature, Extent and Quality of Services Provided by New York Life Investments and the Subadvisors
The Board examined the nature, extent and quality of the services that New York Life Investments provides to each Portfolio.  The Board evaluated New York Life Investments’ experience and capabilities in serving as manager of each Portfolio and considered that each Portfolio with one or more Subadvisors operates in a “manager-of-managers” structure.  The Board also considered New York Life Investments’
responsibilities and services provided pursuant to this structure, including overseeing the services provided by each Subadvisor, evaluating the performance of each Subadvisor, making recommendations to the Board as to whether each Subadvisory Agreement should be renewed, modified or terminated and periodically reporting to the Board regarding the results of New York Life Investments’ evaluation and monitoring functions.  The Board noted that New York Life Investments manages other mutual funds, serves a variety of other investment advisory clients, including other pooled investment vehicles, and has experience overseeing mutual fund service providers, including subadvisors.  The Board considered the experience of senior personnel at New York Life Investments providing management and administrative and other non-advisory services to each Portfolio.  The Board observed that New York Life Investments devotes significant resources and time to providing management and administrative and other non-advisory services to each Portfolio, including, for Portfolios with one or more Subadvisors, New York Life Investments’ oversight and due diligence reviews of each Subadvisor and ongoing analysis of, and interactions with, each Subadvisor with respect to, among other things, the applicable Portfolio’s or Portfolios’ investment performance and risks as well as each Subadvisor’s investment capabilities and subadvisory services with respect to the applicable Portfolio(s).
The Board also considered the range of services that New York Life Investments provides to each Portfolio under the terms of the Management Agreement, including: (i) fund accounting and ongoing supervisory services provided by New York Life Investments’ Fund Administration and Accounting Group; (ii) investment supervisory and analytical services provided by New York Life Investments’ Investment Consulting Group; (iii) compliance services provided by the Trust’s Chief Compliance Officer as well as New York Life Investments’ compliance department; (iv) legal services provided by New York Life Investments’ Office of the General Counsel; and (v) risk management monitoring and analysis by compliance and investment personnel.  In addition, the Board considered New York Life Investments’ willingness to invest in personnel and other resources, such as cyber security, information security and business continuity planning, that may benefit each Portfolio and noted that New York Life Investments is responsible for compensating the Trust’s officers, except for a portion of the salary of the Trust’s Chief Compliance Officer.  The Board recognized that New York Life Investments provides certain other non-advisory services to each Portfolio and has over time provided an increasingly broad array of non-advisory services to the New York Life Investments Group of Funds as a result of regulatory and other developments.
The Board also examined the range, and the nature, extent and quality, of the investment advisory services that New York Life Investments and each Subadvisor provides to the applicable Portfolio(s) and considered the terms of each of the Advisory Agreements.  The Board evaluated New York Life Investments’ and each Subadvisor’s experience and performance in serving as investment adviser or subadvisor, respectively, to the applicable Portfolio(s) and advising other portfolios and New York Life Investments’ and each Subadvisor’s track record and experience in
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providing investment advisory services as well as the experience of investment advisory and other senior personnel at New York Life Investments and each Subadvisor.  The Board considered New York Life Investments’ and each Subadvisor’s overall resources, legal and compliance environment, capabilities, reputation, financial condition and history.  In addition to information provided in connection with quarterly meetings with the Trust’s Chief Compliance Officer, the Board considered information regarding the compliance policies and procedures of New York Life Investments and each Subadvisor.  The Board also considered New York Life Investments’ and each Subadvisor’s ability to recruit and retain qualified investment professionals and willingness to invest in personnel and other resources that may benefit the applicable Portfolio(s).  In this regard, the Board considered the qualifications and experience of each Portfolio’s portfolio manager(s), the number of accounts managed by the portfolio manager(s) and the method for compensating the portfolio manager(s).
Because the NYLI VP Conservative Allocation Portfolio, NYLI VP Moderate Allocation Portfolio, NYLI VP Growth Allocation Portfolio and NYLI VP Equity Allocation Portfolio (together, the “Allocation Portfolios”) invest substantially all their assets in other funds advised by New York Life Investments or its affiliates, the Board considered information from New York Life Investments regarding the investment rationale and process for the allocation among and selection of the underlying funds in which the Allocation Portfolios invest.
In addition, the Board considered information provided by New York Life Investments and each Subadvisor regarding their respective business continuity and disaster recovery plans.
Based on these considerations, among others, the Board concluded that each Portfolio would likely continue to benefit from the nature, extent and quality of these services.
Investment Performance
In evaluating each Portfolio’s investment performance, the Board considered investment performance results over various periods in light of each Portfolio’s investment objective and strategies.  The Board considered investment reports on, and analysis of, each Portfolio’s performance provided to the Board throughout the year, including each Portfolio’s investment performance compared to each Portfolio’s relevant benchmark(s).  With respect to each of the NYLI VP Hedge Multi-Strategy Portfolio and the NYLI VP S&P 500 Index Portfolio, the Board also considered information regarding the Portfolio’s tracking error relative to its benchmark(s). The Board also considered information provided by ISS showing the investment performance of each Portfolio as compared to peer funds.
The Board also took into account its discussions with senior management at New York Life Investments concerning each Portfolio’s investment performance over various periods as well as discussions between a representative(s) of each Subadvisor and the members of the Board’s Investment Committee, which generally occur on an annual basis. The
Board also took into account the following considerations with respect to certain Portfolios:
1. In considering the investment performance of the NYLI VP American Century Sustainable Equity Portfolio, the Board noted that the Portfolio underperformed its peer funds for the one-, five- and ten-year periods ended July 31, 2024, and performed favorably relative to its peer funds for the three-year period ended July 31, 2024.  The Board considered its discussions with representatives from New York Life Investments and American Century Investment Management, Inc. regarding the Portfolio’s investment performance.
2. In considering the investment performance of the NYLI VP Balanced Portfolio, the Board noted that the Portfolio underperformed its peer funds for the one-year period ended July 31, 2024, performed in line with its peer funds for the five- and ten-year periods ended July 31, 2024, and performed favorably relative to its peer funds for the three-year period ended July 31, 2024.  The Board considered its discussions with representatives from New York Life Investments, NYL Investors LLC and Wellington Management Company LLP regarding the Portfolio’s investment performance.
3. In considering the investment performance of the NYLI VP Bond Portfolio, the Board noted that the Portfolio underperformed its peer funds for the three- and five-year periods ended July 31, 2024, and performed in line with its peer funds for the one- and ten-year periods ended July 31, 2024.  The Board considered its discussions with representatives from New York Life Investments and NYL Investors LLC regarding the Portfolio’s investment performance.
4. In considering the investment performance of the NYLI VP Candriam Emerging Markets Equity Portfolio, the Board noted that the Portfolio underperformed its peer funds for the three-, five- and ten-year periods ended July 31, 2024, and performed in line with its peer funds for the one-year period ended July 31, 2024.  The Board considered its discussions with representatives from New York Life Investments and Candriam regarding the Portfolio’s investment performance.
5. In considering the investment performance of the NYLI VP CBRE Global Infrastructure Portfolio, the Board noted that the Portfolio underperformed its peer funds for the five-year period ended July 31, 2024, and performed in line with its peer funds for the one- and three-year periods ended July 31, 2024.  The Board considered its discussions with representatives from New York Life Investments and CBRE Investment Management Listed Real Assets LLC regarding the Portfolio’s investment performance.
6. In considering the investment performance of the NYLI VP Hedge Multi-Strategy Portfolio, the Board noted that the Portfolio underperformed its peer funds for the three-, five- and ten-year periods ended July 31, 2024, and performed in line with its peer funds for the one-year period ended July 31, 2024.  The Board considered its discussions with representatives from New York Life Investments regarding the Portfolio’s investment performance.
27

7. In considering the investment performance of the NYLI VP MacKay U.S. Infrastructure Bond Portfolio, the Board noted that the Portfolio underperformed its peer funds for the one-, five- and ten-year periods ended July 31, 2024, and performed favorably relative to its peer funds for the three-year period ended July 31, 2024.  The Board considered its discussions with representatives from New York Life Investments and MacKay Shields LLC regarding the Portfolio’s investment performance.
8. In considering the investment performance of the NYLI VP PineStone International Equity Portfolio, the Board noted that the Portfolio underperformed its peer funds for the one-, three-, five- and ten-year periods ended July 31, 2024.  The Board considered its discussions with representatives from New York Life Investments and PineStone Asset Management Inc. regarding the Portfolio’s investment performance.
9. With respect to the NYLI VP Schroders Mid Cap Opportunities Portfolio, the Board considered its discussions with representatives from New York Life Investments regarding the Portfolio’s investment performance and the Board’s approval of a new subadvisory agreement between New York Life Investments and Schroder Investment Management North America Inc. with respect to the Portfolio and approval to reposition the Portfolio, effective August 12, 2024.
10. In considering the investment performance of the NYLI VP Wellington Small Cap Portfolio, the Board noted that the Portfolio underperformed its peer funds for the three- and five-year periods ended July 31, 2024, and performed favorably relative to its peer funds for the one-year period ended July 31, 2024.  The Board considered its discussions with representatives from New York Life Investments and Wellington Management Company LLP regarding the Portfolio’s investment performance.
Based on these considerations, among others, the Board concluded that its review of each Portfolio’s investment performance and related information supported a determination to approve the continuation of each of the Advisory Agreements.
Costs of the Services Provided, and Profits and Other Benefits Realized, by New York Life Investments and the Subadvisors
Portfolios with Affiliated Subadvisors
The Board considered the costs of the services provided under each of the Advisory Agreements.  The Board also considered the profitability of New York Life Investments and its affiliates, including each Affiliated Subadvisor, due to their relationships with the applicable Portfolio(s) as well as of New York Life Investments and its affiliates due to their relationships with the New York Life Investments Group of Funds.  Because each Affiliated Subadvisor is an affiliate of New York Life Investments whose subadvisory fee is paid by New York Life Investments, not the applicable Portfolio(s), the Board considered cost and profitability information for New York Life Investments and each Affiliated Subadvisor in the aggregate.
In addition, the Board acknowledged the difficulty in obtaining reliable comparative data about mutual fund managers’ profitability because such information generally is not publicly available and may be impacted by numerous factors, including the structure of a fund manager’s organization, the types of funds it manages, the methodology used to allocate certain fixed costs to specific funds and the manager’s capital structure and costs of capital.
In evaluating the costs of the services provided by New York Life Investments and each Affiliated Subadvisor, and profitability of New York Life Investments and its affiliates, including each Affiliated Subadvisor, due to their relationships with the applicable Portfolio(s), the Board considered, among other factors, New York Life Investments’ and its affiliates’, including each Affiliated Subadvisor’s, continuing investments in, or willingness to invest in, personnel and other resources that may support and further enhance the management of such Portfolio(s), and that New York Life Investments is responsible for paying the subadvisory fee for such Portfolio(s).  The Board also considered the financial resources of New York Life Investments and each Affiliated Subadvisor and acknowledged that New York Life Investments and each Affiliated Subadvisor must be in a position to recruit and retain experienced professional personnel and to maintain a strong financial position for New York Life Investments and each Affiliated Subadvisor to continue to provide high-quality services to the applicable Portfolio(s).  The Board recognized that each Portfolio benefits from the allocation of certain fixed costs among the funds in the New York Life Investments Group of Funds, among other expected benefits resulting from its relationship with New York Life Investments.
The Board considered information regarding New York Life Investments’ methodology for calculating profitability and allocating costs provided by New York Life Investments in connection with the fund profitability analysis presented to the Board.  The Board concluded that New York Life Investments’ methods for allocating costs and procedures for estimating overall profitability of the relationship with the funds in the New York Life Investments Group of Funds were reasonable.  The Board recognized the difficulty in calculating and evaluating a manager’s profitability with respect to each Portfolio and considered that other profitability methodologies may also be reasonable.
The Board also considered certain fall-out benefits that may be realized by New York Life Investments and its affiliates, including each Affiliated Subadvisor, due to their relationships with the applicable Portfolio(s), including reputational and other indirect benefits.  The Board recognized, for example, the benefits to certain Affiliated Subadvisors from legally permitted “soft-dollar” arrangements by which brokers provide research and other services to each such Affiliated Subadvisor in exchange for commissions paid by the applicable Portfolio(s) with respect to trades in such Portfolio(s)’s portfolio securities.  In addition, except with respect to the NYLI VP U.S. Government Money Market Portfolio, the Board considered its review of the management agreement for a money market fund advised by New York Life Investments and an Affiliated Subadvisor that serves as an investment option for each Portfolio, including the potential rationale for and costs associated with investments in this money market fund by each Portfolio, if any, and considered information from New York Life Investments that the nature and type of specific
28

investment advisory services provided to this money market fund are distinct from, or in addition to, the investment advisory services provided to each Portfolio.  In addition, the Board considered the potential dividend received tax deduction for insurance company affiliates of New York Life Investments from each Portfolio’s securities lending activity.
The Board noted that each Portfolio serves as an investment option primarily under variable contracts issued by affiliates of New York Life Investments that would receive fees under those contracts.  The Board observed that, in addition to fees earned by New York Life Investments under the Management Agreement for managing each Portfolio, New York Life Investments’ affiliates also earn revenues from serving each Portfolio in various other capacities, including as each Portfolio’s distributor, and insurance companies affiliated with New York Life Investments would be entitled to receive fees from each applicable Portfolio under a distribution and service plan adopted pursuant to Rule 12b-1 under the 1940 Act.  The Board considered information about these other revenues in the context of the profitability of the relationship with each Portfolio to New York Life Investments and its affiliates.  The Board noted that, although it assessed the overall profitability of the relationship with each Portfolio to New York Life Investments and its affiliates as part of the contract review process, when considering the reasonableness of the fee paid to New York Life Investments under the Management Agreement, the Board considered the profitability of New York Life Investments’ relationship with each Portfolio on a pre-tax basis and without regard to distribution expenses incurred by New York Life Investments from its own resources.
After evaluating the information deemed relevant by the Trustees, the Board concluded that any profits realized by New York Life Investments and its affiliates, including each Affiliated Subadvisor, due to their relationships with the applicable Portfolio(s) were not excessive and other expected benefits that may accrue to New York Life Investments and its affiliates, including each Affiliated Subadvisor, are reasonable.
Portfolios with one or more Unaffiliated Subadvisors (except for the NYLI VP Dimensional U.S. Equity Portfolio and NYLI VP Schroders Mid Cap Opportunities Portfolio)
The Board considered the costs of the services provided under each of the Advisory Agreements.  The Board also considered the profitability of New York Life Investments and its affiliates and each Unaffiliated Subadvisor due to their relationships with the applicable Portfolio(s) as well as of New York Life Investments and its affiliates due to their relationships with the New York Life Investments Group of Funds.  With respect to the profitability of each Unaffiliated Subadvisor’s relationship with the applicable Portfolio(s), the Board considered information from New York Life Investments that each Unaffiliated Subadvisor’s subadvisory fee reflected an arm’s-length negotiation and that this fee is paid by New York Life Investments, not the applicable Portfolio(s), and the relevance of each Unaffiliated Subadvisor’s profitability was considered by the Trustees in that context.  On this basis, the Board primarily considered the costs and profitability for New York Life Investments and its affiliates with respect to the applicable Portfolio(s).
In addition, the Board acknowledged the difficulty in obtaining reliable comparative data about mutual fund managers’ profitability because such information generally is not publicly available and may be impacted by numerous factors, including the structure of a fund manager’s organization, the types of funds it manages, the methodology used to allocate certain fixed costs to specific funds and the manager’s capital structure and costs of capital.
In evaluating the costs of the services provided by New York Life Investments and each Unaffiliated Subadvisor, and profitability of New York Life Investments and its affiliates and each Unaffiliated Subadvisor due to their relationships with the applicable Portfolio(s), the Board considered, among other factors, New York Life Investments’ and its affiliates’ and each Unaffiliated Subadvisor’s continuing investments in, or willingness to invest in, personnel and other resources that may support and further enhance the management of such Portfolio(s), and that New York Life Investments is responsible for paying the subadvisory fee for such Portfolio(s).  The Board also considered the financial resources of New York Life Investments and each Unaffiliated Subadvisor and acknowledged that New York Life Investments and each Unaffiliated Subadvisor must be in a position to recruit and retain experienced professional personnel and to maintain a strong financial position for New York Life Investments and the Unaffiliated Subadvisor to continue to provide high-quality services to the applicable Portfolio(s).  The Board recognized that each Portfolio benefits from the allocation of certain fixed costs among the funds in the New York Life Investments Group of Funds, among other expected benefits resulting from its relationship with New York Life Investments.
The Board considered information regarding New York Life Investments’ methodology for calculating profitability and allocating costs provided by New York Life Investments in connection with the fund profitability analysis presented to the Board.  The Board concluded that New York Life Investments’ methods for allocating costs and procedures for estimating overall profitability of the relationship with the funds in the New York Life Investments Group of Funds were reasonable.  The Board recognized the difficulty in calculating and evaluating a manager’s profitability with respect to each Portfolio and considered that other profitability methodologies may also be reasonable.
The Board also considered certain fall-out benefits that may be realized by New York Life Investments and its affiliates and each Unaffiliated Subadvisor and its affiliates due to their relationships with the applicable Portfolio(s), including reputational and other indirect benefits.  The Board recognized, for example, the benefits to certain Unaffiliated Subadvisors from legally permitted “soft-dollar” arrangements by which brokers provide research and other services to each such Unaffiliated Subadvisor in exchange for commissions paid by the applicable Portfolio(s) with respect to trades in such Portfolio(s)’s portfolio securities.  In this regard, the Board also requested and considered information from New York Life Investments concerning other material business relationships between each Unaffiliated Subadvisor and its affiliates and New York Life Investments and its affiliates. The Board further considered the existence of a strategic partnership between New York Life Investments and each of
29

CBRE Investment Management Listed Real Assets LLC, Epoch Investment Partners, Inc., PineStone Asset Management Inc., Wellington Management Company LLP and Winslow Capital Management, LLC that relates to certain current and future products and represents a potential conflict of interest associated with New York Life Investments’ recommendation to approve the continuation of the applicable Subadvisory Agreements. In addition, the Board considered its review of the management agreement for a money market fund advised by New York Life Investments and an Affiliated Subadvisor that serves as an investment option for each Portfolio, including the potential rationale for and costs associated with investments in this money market fund by each Portfolio, if any, and considered information from New York Life Investments that the nature and type of specific investment advisory services provided to this money market fund are distinct from, or in addition to, the investment advisory services provided to each Portfolio.  In addition, the Board considered the potential dividend received tax deduction for insurance company affiliates of New York Life Investments from each Portfolio’s securities lending activity.
The Board noted that each Portfolio serves as an investment option primarily under variable contracts issued by affiliates of New York Life Investments that would receive fees under those contracts.  The Board observed that, in addition to fees earned by New York Life Investments under the Management Agreement for managing each Portfolio, New York Life Investments’ affiliates also earn revenues from serving each Portfolio in various other capacities, including as each Portfolio’s distributor, and insurance companies affiliated with New York Life Investments would be entitled to receive fees from each Portfolio under a distribution and service plan adopted pursuant to Rule 12b-1 under the 1940 Act.  The Board considered information about these other revenues in the context of the profitability of the relationship with each Portfolio to New York Life Investments and its affiliates.  The Board noted that, although it assessed the overall profitability of the relationship with each Portfolio to New York Life Investments and its affiliates as part of the contract review process, when considering the reasonableness of the fee paid to New York Life Investments under the Management Agreement, the Board considered the profitability of New York Life Investments’ relationship with each Portfolio on a pre-tax basis and without regard to distribution expenses incurred by New York Life Investments from its own resources.
After evaluating the information deemed relevant by the Trustees, the Board concluded that any profits realized by New York Life Investments and its affiliates due to their relationships with the applicable Portfolio(s) were not excessive, other expected benefits that may accrue to New York Life Investments and its affiliates are reasonable and other expected benefits that may accrue to each Unaffiliated Subadvisor and its affiliates are consistent with those expected for a subadvisor to a mutual fund.  With respect to each Unaffiliated Subadvisor, the Board considered that any profits realized by such Unaffiliated Subadvisor due to its relationship with the applicable Portfolio(s) are the result of arm’s-length negotiations between New York Life Investments and such Unaffiliated Subadvisor, acknowledging that any such profits are based on the subadvisory fee paid to such Unaffiliated Subadvisor by New York Life Investments, not the applicable Portfolio(s).
Allocation Portfolios, NYLI VP Dimensional U.S. Equity Portfolio, NYLI VP Hedge Multi-Strategy Portfolio, NYLI VP Schroders Mid Cap Opportunities Portfolio and NYLI VP S&P 500 Index Portfolio
The Board considered the costs of the services provided under the Management Agreement.  The Board also considered the profitability of New York Life Investments and its affiliates due to their relationships with each Portfolio as well as of New York Life Investments and its affiliates due to their relationships with the New York Life Investments Group of Funds.
In addition, the Board acknowledged the difficulty in obtaining reliable comparative data about mutual fund managers’ profitability because such information generally is not publicly available and may be impacted by numerous factors, including the structure of a fund manager’s organization, the types of funds it manages, the methodology used to allocate certain fixed costs to specific funds and the manager’s capital structure and costs of capital.
In evaluating the costs of the services provided by New York Life Investments, and profitability of New York Life Investments and its affiliates due to their relationships with each Portfolio, the Board considered, among other factors, New York Life Investments’ and its affiliates’ continuing investments in, or willingness to invest in, personnel and other resources that may support and further enhance the management of each Portfolio.  The Board also considered the financial resources of New York Life Investments and acknowledged that New York Life Investments must be in a position to recruit and retain experienced professional personnel and to maintain a strong financial position for New York Life Investments to continue to provide high-quality services to each Portfolio.  The Board recognized that each Portfolio benefits from the allocation of certain fixed costs among the funds in the New York Life Investments Group of Funds, among other expected benefits resulting from its relationship with New York Life Investments.
The Board considered information regarding New York Life Investments’ methodology for calculating profitability and allocating costs provided by New York Life Investments in connection with the fund profitability analysis presented to the Board.  The Board concluded that New York Life Investments’ methods for allocating costs and procedures for estimating overall profitability of the relationship with the funds in the New York Life Investments Group of Funds were reasonable.  The Board recognized the difficulty in calculating and evaluating a manager’s profitability with respect to each Portfolio and considered that other profitability methodologies may also be reasonable.
The Board also considered certain fall-out benefits that may be realized by New York Life Investments and its affiliates due to their relationships with each Portfolio, including reputational and other indirect benefits.  In addition, the Board considered its review of the management agreement for a money market fund advised by New York Life Investments and an Affiliated Subadvisor that serves as an investment option for each
30

Portfolio, including the potential rationale for and costs associated with investments in this money market fund by each Portfolio, if any, and considered information from New York Life Investments that the nature and type of specific investment advisory services provided to this money market fund are distinct from, or in addition to, the investment advisory services provided to each Portfolio.  In addition, the Board considered the potential dividend received tax deduction for insurance company affiliates of New York Life Investments from each Portfolio’s securities lending activity.
The Board noted that each Portfolio serves as an investment option primarily under variable contracts issued by affiliates of New York Life Investments that would receive fees under those contracts.  The Board observed that, in addition to fees earned by New York Life Investments under the Management Agreement for managing each Portfolio, New York Life Investments’ affiliates also earn revenues from serving each Portfolio in various other capacities, including as each Portfolio’s distributor, and insurance companies affiliated with New York Life Investments would be entitled to receive fees from each Portfolio under a distribution and service plan adopted pursuant to Rule 12b-1 under the 1940 Act.  The Board considered information about these other revenues in the context of the profitability of the relationship with each Portfolio to New York Life Investments and its affiliates.  The Board noted that, although it assessed the overall profitability of the relationship with each Portfolio to New York Life Investments and its affiliates as part of the contract review process, when considering the reasonableness of the fee paid to New York Life Investments under the Management Agreement, the Board considered the profitability of New York Life Investments’ relationship with each Portfolio on a pre-tax basis and without regard to distribution expenses incurred by New York Life Investments from its own resources.
The Board noted that the Allocation Portfolios do not pay a management fee for the allocation and other management services provided by New York Life Investments under the Management Agreement but that shareholders of the Allocation Portfolios indirectly pay their pro rata share of the fees and expenses of the underlying funds in which the Allocation Portfolios invest.  The Board considered that the Allocation Portfolios’ investments in underlying funds managed by New York Life Investments or its affiliates indirectly benefit New York Life Investments or its affiliates.  The Board noted that it considers the profits realized by New York Life Investments and its affiliates with respect to the underlying New York Life Investments Funds as part of the annual contract review process for those funds.
After evaluating the information deemed relevant by the Trustees, the Board concluded that any profits realized by New York Life Investments and its affiliates due to their relationships with each Portfolio were not excessive.
Management and Subadvisory Fees and Total Ordinary Operating Expenses
The Board evaluated the reasonableness of the fee paid under each of the Advisory Agreements and each Portfolio’s total ordinary operating expenses.  With respect to the management fee and subadvisory fee for each Portfolio with one of more Subadvisors, the Board primarily considered the reasonableness of the management fee paid by the Portfolio to New York Life Investments because the subadvisory fee paid to each Subadvisor is paid by New York Life Investments, not the Portfolio.  The Board also considered the reasonableness of the subadvisory fee paid by New York Life Investments and the amount of the management fee retained by New York Life Investments with respect to each Portfolio with one or more Subadvisors.
In assessing the reasonableness of each Portfolio’s fees and expenses, the Board primarily considered comparative data provided by ISS on the fees and expenses of similar mutual funds managed by other investment advisers.  The Board considered New York Life Investments’ process for monitoring and addressing potential conflicts of interest in the selection of underlying funds.  In addition, the Board considered information provided by New York Life Investments and each Subadvisor on fees charged to other investment advisory clients, including institutional separate accounts and/or other funds, that follow investment strategies similar to those of the applicable Portfolio(s), if any.  The Board considered the contractual management fee schedule for each Portfolio as compared to those for such other investment advisory clients, taking into account the rationale for differences in fee schedules.  The Board also took into account information provided by New York Life Investments about the more extensive scope of services provided to registered investment companies, such as each Portfolio, as compared with other investment advisory clients.  Additionally, the Board considered the impact of contractual breakpoints, voluntary waivers and/or expense limitation arrangements, as applicable, on each Portfolio’s net management fee and expenses.  The Board also considered that in proposing fees for each Portfolio, New York Life Investments considers the competitive marketplace for mutual funds.
The Board also took into account the following considerations with respect to certain Portfolios:
1. With respect to the NYLI VP CBRE Global Infrastructure Portfolio, the Board considered its discussions with representatives from New York Life Investments regarding the total net expenses paid by the Portfolio.
2. With respect to the NYLI VP Winslow Large Cap Growth Portfolio, the Board considered its discussions with representatives from New York Life Investments regarding the management fee paid by the Portfolio.
3. With respect to the NYLI VP Hedge Multi-Strategy Portfolio, the Board considered its discussions with representatives from New York Life Investments regarding the management fee paid by the Portfolio.
Because the Allocation Portfolios do not pay a management fee to New York Life Investments, the Board considered the reasonableness of fees and expenses the Allocation Portfolios indirectly pay by investing in underlying funds that charge a management fee.  Additionally, because the Allocation Portfolios invest substantially all their assets in other funds advised by New York Life Investments or its affiliates, the Board also considered information provided by New York Life Investments regarding the fees and expenses associated with the Allocation Portfolios’
31

investments in other funds, including New York Life Investments’ finding that the applicable Allocation Portfolio’s fees and expenses do not duplicate the fees and expenses of the corresponding acquired fund (when required by Rule 12d1-4 under the 1940 Act).   Because the NYLI VP Hedge Multi-Strategy Portfolio invests primarily in ETFs, the Board also considered information provided by New York Life Investments regarding the fees and expenses associated with the Portfolio’s investments in ETFs, including New York Life Investments’ finding that the Portfolio’s fees and expenses do not duplicate the fees and expenses of the corresponding acquired ETF (when required by Rule 12d1-4 under the 1940 Act).
Additionally, with respect to the NYLI VP MacKay Convertible Portfolio, the Board noted that NYLIM Service Company LLC, an affiliate of New York Life Investments, serves as the transfer agent and dividend disbursing agent for the Service Class and Service 2 Class Shares of the Portfolio but that the Service Class and Service 2 Class Shares do not incur any fees for these services.
The Board further noted that, in certain prior years, New York Life Investments had provided support to the NYLI VP Government U.S. Money Market Portfolio in the form of voluntary waivers and/or reimbursements of fees and expenses in order to maintain a positive yield.
Based on the factors outlined above, among other considerations, the Board concluded that each Portfolio’s management fee and total ordinary operating expenses are within a range that is competitive and support a conclusion that these fees and expenses are reasonable.
Economies of Scale
The Board considered information regarding economies of scale, including whether economies of scale may exist with respect to each Portfolio and whether each Portfolio’s management fee and expense structure permits economies of scale, if any, to be appropriately shared with each Portfolio’s shareholders.  The Board also considered a report from New York Life Investments, previously prepared at the request of the Board, that addressed economies of scale, including with respect to the mutual fund business generally, and the various ways in which the benefits of economies of scale may be shared with the funds in the New York Life Investments Group of Funds.  Although the Board recognized the difficulty of determining economies of scale with precision, the Board acknowledged that economies of scale may be shared with each Portfolio in a number of ways, including, for example, through the imposition of fee breakpoints, initially setting management fee rates at scale or making additional investments to enhance the services provided to each Portfolio.  The Board reviewed information from New York Life Investments showing how each Portfolio’s management fee schedule compared to fee schedules of other funds and accounts managed by New York Life Investments.  The Board also reviewed information from ISS showing how each Portfolio’s management fee schedule compared with fees paid for similar services by peer funds at varying asset levels.  The Board noted that the Allocation Portfolios do not pay a management fee and that the Board separately considers economies of scale as part of its review of the management agreements of underlying New York Life Investments Funds in which the Allocation Portfolios invest and the benefit of any breakpoints in the management fee schedules for the underlying New York Life Investments Funds would pass through to shareholders of the Allocation Portfolios at the specified levels of underlying New York Life Investments Fund assets.
Based on this information, the Board concluded that economies of scale, if any, are appropriately shared for the benefit of each Portfolio’s shareholders through the Portfolio’s management fee and expense structure and other methods to share benefits from economies of scale.
Conclusion
On the basis of the information and factors summarized above, among other information and factors deemed relevant by the Trustees, and the evaluation thereof on a Portfolio-by-Portfolio basis, the Board, including the Independent Trustees voting separately, unanimously voted to approve the continuation of each of the Advisory Agreements for each applicable Portfolio.
1    Candriam, MacKay Shields LLC and NYL Investors LLC are referred to herein as the “Affiliated Subadvisors.” American Century Investment Management, Inc., Brown Advisory LLC, CBRE Investment Management Listed Real Assets LLC, Epoch Investment Partners, Inc., FIAM LLC, Janus Henderson Investors US LLC, Newton Investment Management North America, LLC, Pacific Investment Management Company LLC, PineStone Asset Management Inc., Segall Bryant & Hamill, LLC, Wellington Management Company LLP and Winslow Capital Management, LLC are referred to herein as the “Unaffiliated Subadvisors.”
“New York Life Investments” is both a service mark, and the common trade name, of certain investment advisors affiliated with New York Life Insurance Company. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
32

NYLI VP MacKay High Yield Corporate Bond Portfolio
(formerly known as MainStay VP MacKay High Yield Corporate Bond Portfolio)

Annual Report - Financial Statements and Other Information
December 31, 2024

Portfolio of Investments December 31, 2024†^
	Principal Amount	Value
Long-Term Bonds 93.8%
Convertible Bonds 0.7%
Energy-Alternate Sources 0.2%
NextEra Energy Partners LP (a)
(zero coupon), due 11/15/25	$ 4,495,000	$ 4,242,156
2.50%, due 6/15/26	2,250,000	2,123,573
		6,365,729
Media 0.2%
Cable One, Inc.
(zero coupon), due 3/15/26	1,570,000	1,464,810
1.125%, due 3/15/28	4,150,000	3,434,125
		4,898,935
Oil & Gas 0.3%
Gulfport Energy Operating Corp.
10.00% (10.00% Cash and 15.00% PIK), due 12/29/49 (b)(c)	634,000	8,341,632
Total Convertible Bonds (Cost $11,851,150)		19,606,296
Corporate Bonds 86.6%
Advertising 1.1%
Lamar Media Corp.
3.625%, due 1/15/31	8,750,000	7,700,919
3.75%, due 2/15/28	6,320,000	5,926,805
4.00%, due 2/15/30	6,750,000	6,145,022
4.875%, due 1/15/29	2,570,000	2,468,979
Outfront Media Capital LLC (a)
4.25%, due 1/15/29	1,000,000	929,884
5.00%, due 8/15/27	6,070,000	5,907,460
		29,079,069
Aerospace & Defense 2.4%
AAR Escrow Issuer LLC
6.75%, due 3/15/29 (a)	1,500,000	1,521,161
F-Brasile SpA
Series XR
7.375%, due 8/15/26 (a)	5,587,000	5,588,036
TransDigm, Inc.
4.625%, due 1/15/29	5,180,000	4,849,090
4.875%, due 5/1/29	4,155,000	3,923,429
5.50%, due 11/15/27	1,000,000	982,634
6.00%, due 1/15/33 (a)	8,750,000	8,575,487
6.375%, due 3/1/29 (a)	18,105,000	18,145,224
6.625%, due 3/1/32 (a)	6,730,000	6,790,743
6.75%, due 8/15/28 (a)	6,760,000	6,818,973
	Principal Amount	Value

Aerospace & Defense (continued)
TransDigm, Inc. (continued)
6.875%, due 12/15/30 (a)	$ 3,800,000	$ 3,856,524
7.125%, due 12/1/31 (a)	2,900,000	2,969,493
		64,020,794
Agriculture 0.0% ‡
Darling Ingredients, Inc.
6.00%, due 6/15/30 (a)	1,000,000	986,480
Airlines 0.2%
American Airlines, Inc. (a)
5.50%, due 4/20/26	1,567,500	1,562,433
5.75%, due 4/20/29	3,750,000	3,718,827
		5,281,260
Auto Manufacturers 0.6%
JB Poindexter & Co., Inc.
8.75%, due 12/15/31 (a)	12,500,000	13,157,838
PM General Purchaser LLC
9.50%, due 10/1/28 (a)	3,775,000	3,749,036
		16,906,874
Auto Parts & Equipment 2.1%
Adient Global Holdings Ltd. (a)
4.875%, due 8/15/26	2,800,000	2,758,735
7.00%, due 4/15/28	1,000,000	1,011,879
8.25%, due 4/15/31	1,300,000	1,325,641
Garrett Motion Holdings, Inc.
7.75%, due 5/31/32 (a)	4,840,000	4,910,350
IHO Verwaltungs GmbH (a)(c)
6.375% (6.38% Cash and 7.13% PIK), due 5/15/29	11,645,000	11,199,426
7.75% (7.75% Cash and 8.50% PIK), due 11/15/30	8,750,000	8,736,623
8.00% (8.00% Cash and 8.75% PIK), due 11/15/32	3,740,000	3,764,310
Phinia, Inc. (a)
6.625%, due 10/15/32	3,250,000	3,232,407
6.75%, due 4/15/29	3,060,000	3,121,213
Real Hero Merger Sub 2, Inc.
6.25%, due 2/1/29 (a)	9,125,000	7,845,689
Tenneco, Inc.
8.00%, due 11/17/28 (a)	6,095,000	5,680,597
ZF North America Capital, Inc. (a)
6.75%, due 4/23/30	1,000,000	961,935
6.875%, due 4/14/28	1,650,000	1,645,349
7.125%, due 4/14/30	1,750,000	1,717,921
		57,912,075

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
3

Portfolio of Investments December 31, 2024†^ (continued)
	Principal Amount	Value
Corporate Bonds (continued)
Building Materials 1.6%
Builders FirstSource, Inc.
6.375%, due 6/15/32 (a)	$ 3,000,000	$ 2,982,580
EMRLD Borrower LP (a)
6.625%, due 12/15/30	7,650,000	7,660,202
6.75%, due 7/15/31	2,550,000	2,567,411
James Hardie International Finance DAC
5.00%, due 1/15/28 (a)	8,011,000	7,794,189
Knife River Corp.
7.75%, due 5/1/31 (a)	3,765,000	3,922,069
New Enterprise Stone & Lime Co., Inc.
5.25%, due 7/15/28 (a)	2,500,000	2,415,081
Standard Building Solutions, Inc.
6.50%, due 8/15/32 (a)	2,750,000	2,754,404
Summit Materials LLC (a)
5.25%, due 1/15/29	4,380,000	4,410,703
6.50%, due 3/15/27	5,635,000	5,630,074
7.25%, due 1/15/31	2,405,000	2,551,911
		42,688,624
Chemicals 3.4%
ASP Unifrax Holdings, Inc. (a)(c)
7.10% (5.85% Cash and 1.25% PIK), due 9/30/29	9,337,794	6,116,255
10.425% (10.43% Cash and 11.18% PIK), due 9/30/29	4,055,594	4,096,150
Avient Corp. (a)
6.25%, due 11/1/31	1,385,000	1,366,149
7.125%, due 8/1/30	3,405,000	3,477,710
Cerdia Finanz GmbH
9.375%, due 10/3/31 (a)	2,605,000	2,710,945
CVR Partners LP
6.125%, due 6/15/28 (a)	1,700,000	1,654,210
GPD Cos., Inc.
10.125%, due 4/1/26 (a)	9,950,000	9,806,368
Innophos Holdings, Inc.
11.50%, due 6/15/29 (a)	12,811,050	13,259,437
Mativ Holdings, Inc.
8.00%, due 10/1/29 (a)	1,000,000	963,198
NOVA Chemicals Corp. (a)
5.25%, due 6/1/27	5,350,000	5,198,244
7.00%, due 12/1/31	2,650,000	2,637,340
8.50%, due 11/15/28	2,985,000	3,161,891
9.00%, due 2/15/30	5,075,000	5,353,341
Olympus Water US Holding Corp. (a)
7.125%, due 10/1/27	1,955,000	1,982,309
9.75%, due 11/15/28	7,825,000	8,302,452
	Principal Amount	Value

Chemicals (continued)
SCIH Salt Holdings, Inc. (a)
4.875%, due 5/1/28	$ 5,500,000	$ 5,174,006
6.625%, due 5/1/29	2,365,000	2,245,128
SCIL IV LLC
5.375%, due 11/1/26 (a)	3,700,000	3,623,808
SK Invictus Intermediate II SARL
5.00%, due 10/30/29 (a)	10,450,000	9,735,754
WR Grace Holdings LLC
7.375%, due 3/1/31 (a)	1,360,000	1,388,857
		92,253,552
Coal 0.3%
Alliance Resource Operating Partners LP
8.625%, due 6/15/29 (a)	2,685,000	2,821,229
Coronado Finance Pty. Ltd.
9.25%, due 10/1/29 (a)	3,300,000	3,346,594
Warrior Met Coal, Inc.
7.875%, due 12/1/28 (a)	1,337,000	1,379,983
		7,547,806
Commercial Services 3.1%
Alta Equipment Group, Inc.
9.00%, due 6/1/29 (a)	4,000,000	3,815,384
AMN Healthcare, Inc.
4.625%, due 10/1/27 (a)	2,430,000	2,308,663
Belron UK Finance plc
5.75%, due 10/15/29 (a)	3,530,000	3,493,673
Dcli Bidco LLC
7.75%, due 11/15/29 (a)	5,730,000	5,858,283
GEO Group, Inc. (The)
8.625%, due 4/15/29	1,645,000	1,737,415
10.25%, due 4/15/31	3,750,000	4,088,472
Graham Holdings Co.
5.75%, due 6/1/26 (a)	11,107,000	11,058,880
Korn Ferry
4.625%, due 12/15/27 (a)	4,000,000	3,843,836
Matthews International Corp.
8.625%, due 10/1/27 (a)	2,850,000	2,960,127
NES Fircroft Bondco A/S
Series Reg S
8.00%, due 9/30/29 (a)	3,000,000	2,955,000
NESCO Holdings II, Inc.
5.50%, due 4/15/29 (a)	7,995,000	7,418,558
Raven Acquisition Holdings LLC
6.875%, due 11/15/31 (a)	4,640,000	4,593,454
Service Corp. International
4.00%, due 5/15/31	6,200,000	5,524,851

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
4	NYLI VP MacKay High Yield Corporate Bond Portfolio

	Principal Amount	Value
Corporate Bonds (continued)
Commercial Services (continued)
TriNet Group, Inc.
7.125%, due 8/15/31 (a)	$ 3,175,000	$ 3,233,036
United Rentals North America, Inc.
3.75%, due 1/15/32	2,000,000	1,751,649
3.875%, due 2/15/31	3,500,000	3,126,694
4.875%, due 1/15/28	1,000,000	973,228
5.50%, due 5/15/27	500,000	497,016
Williams Scotsman, Inc. (a)
4.625%, due 8/15/28	5,020,000	4,793,250
6.125%, due 6/15/25	4,705,000	4,687,356
6.625%, due 6/15/29	4,025,000	4,072,901
7.375%, due 10/1/31	1,500,000	1,543,447
WW International, Inc.
4.50%, due 4/15/29 (a)	2,940,000	586,810
		84,921,983
Computers 0.5%
Amentum Holdings, Inc.
7.25%, due 8/1/32 (a)	5,285,000	5,324,996
Diebold Nixdorf, Inc.
7.75%, due 3/31/30 (a)	2,600,000	2,669,036
Gartner, Inc.
3.75%, due 10/1/30 (a)	2,000,000	1,825,832
McAfee Corp.
7.375%, due 2/15/30 (a)	4,060,000	3,943,179
		13,763,043
Cosmetics & Personal Care 1.1%
Edgewell Personal Care Co. (a)
4.125%, due 4/1/29	6,780,000	6,252,333
5.50%, due 6/1/28	4,000,000	3,915,316
Perrigo Finance Unlimited Co.
6.125%, due 9/30/32	4,580,000	4,478,465
Prestige Brands, Inc. (a)
3.75%, due 4/1/31	10,940,000	9,605,335
5.125%, due 1/15/28	4,895,000	4,772,363
		29,023,812
Distribution & Wholesale 0.8%
Dealer Tire LLC
8.00%, due 2/1/28 (a)	5,000,000	4,910,141
Gates Corp.
6.875%, due 7/1/29 (a)	1,000,000	1,017,218
H&E Equipment Services, Inc.
3.875%, due 12/15/28 (a)	3,120,000	2,851,484
Ritchie Bros Holdings, Inc. (a)
6.75%, due 3/15/28	1,000,000	1,022,390
7.75%, due 3/15/31	6,565,000	6,865,290
	Principal Amount	Value

Distribution & Wholesale (continued)
Velocity Vehicle Group LLC
8.00%, due 6/1/29 (a)	$ 3,665,000	$ 3,811,232
		20,477,755
Diversified Financial Services 2.9%
AG TTMT Escrow Issuer LLC
8.625%, due 9/30/27 (a)	6,787,000	7,037,882
Aretec Group, Inc. (a)
7.50%, due 4/1/29	4,580,000	4,556,865
10.00%, due 8/15/30	2,750,000	3,003,391
Credit Acceptance Corp.
6.625%, due 3/15/26	8,465,000	8,464,614
Enact Holdings, Inc.
6.25%, due 5/28/29	1,850,000	1,885,164
Jane Street Group (a)
6.125%, due 11/1/32	5,960,000	5,904,519
7.125%, due 4/30/31	12,500,000	12,845,835
Jefferies Finance LLC
5.00%, due 8/15/28 (a)	10,185,000	9,553,911
LPL Holdings, Inc. (a)
4.00%, due 3/15/29	1,500,000	1,420,569
4.375%, due 5/15/31	2,000,000	1,844,783
Osaic Holdings, Inc.
10.75%, due 8/1/27 (a)	1,450,000	1,496,046
PennyMac Financial Services, Inc. (a)
4.25%, due 2/15/29	2,645,000	2,451,284
5.75%, due 9/15/31	1,500,000	1,428,705
7.125%, due 11/15/30	4,000,000	4,050,833
Planet Financial Group LLC
10.50%, due 12/15/29 (a)	2,225,000	2,264,784
StoneX Group, Inc.
7.875%, due 3/1/31 (a)	9,000,000	9,412,225
		77,621,410
Electric 3.0%
Alpha Generation LLC
6.75%, due 10/15/32 (a)	3,250,000	3,215,468
Clearway Energy Operating LLC
4.75%, due 3/15/28 (a)	4,050,000	3,873,151
DPL, Inc.
4.125%, due 7/1/25	5,815,000	5,731,812
Keystone Power Pass-Through Holders LLC
13.00% (12.00% PIK), due 6/1/28 (a)(c)(d)	1,543,454	1,543,454
Leeward Renewable Energy Operations LLC
4.25%, due 7/1/29 (a)	3,331,000	3,048,748
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
5

Portfolio of Investments December 31, 2024†^ (continued)
	Principal Amount	Value
Corporate Bonds (continued)
Electric (continued)
Lightning Power LLC
7.25%, due 8/15/32 (a)	$ 8,450,000	$ 8,687,724
NextEra Energy Operating Partners LP
3.875%, due 10/15/26 (a)	4,000,000	3,824,668
NRG Energy, Inc. (a)
6.00%, due 2/1/33	2,040,000	1,981,300
6.25%, due 11/1/34	1,870,000	1,834,180
Pattern Energy Operations LP
4.50%, due 8/15/28 (a)	3,450,000	3,238,001
PG&E Corp.
5.00%, due 7/1/28	4,770,000	4,660,024
5.25%, due 7/1/30	3,840,000	3,758,694
Talen Energy Supply LLC
8.625%, due 6/1/30 (a)	13,800,000	14,706,668
TransAlta Corp.
7.75%, due 11/15/29	3,300,000	3,441,051
Vistra Corp. (a)(e)(f)
7.00% (5 Year Treasury Constant Maturity Rate + 5.74%), due 12/15/26	2,655,000	2,670,141
8.00% (5 Year Treasury Constant Maturity Rate + 6.93%), due 10/15/26	8,080,000	8,246,149
Vistra Operations Co. LLC (a)
5.00%, due 7/31/27	3,300,000	3,237,938
6.875%, due 4/15/32	2,860,000	2,928,401
		80,627,572
Electrical Components & Equipment 0.5%
EnerSys
6.625%, due 1/15/32 (a)	1,900,000	1,909,591
WESCO Distribution, Inc. (a)
6.375%, due 3/15/29	4,060,000	4,114,263
6.625%, due 3/15/32	4,395,000	4,466,964
7.25%, due 6/15/28	2,500,000	2,542,035
		13,032,853
Electronics 0.1%
Sensata Technologies BV
5.875%, due 9/1/30 (a)	2,575,000	2,509,145
Engineering & Construction 0.8%
Arcosa, Inc.
6.875%, due 8/15/32 (a)	4,225,000	4,293,001
Artera Services LLC
8.50%, due 2/15/31 (a)	4,610,000	4,443,449
	Principal Amount	Value

Engineering & Construction (continued)
Great Lakes Dredge & Dock Corp.
5.25%, due 6/1/29 (a)	$ 3,600,000	$ 3,339,226
Railworks Holdings LP
8.25%, due 11/15/28 (a)	2,000,000	2,000,887
TopBuild Corp.
4.125%, due 2/15/32 (a)	2,000,000	1,771,587
Weekley Homes LLC
4.875%, due 9/15/28 (a)	5,800,000	5,534,100
		21,382,250
Entertainment 4.0%
Affinity Interactive
6.875%, due 12/15/27 (a)	3,939,000	2,956,616
Boyne USA, Inc.
4.75%, due 5/15/29 (a)	4,145,000	3,929,302
Caesars Entertainment, Inc. (a)
6.00%, due 10/15/32	8,125,000	7,833,867
6.50%, due 2/15/32	3,000,000	3,013,541
7.00%, due 2/15/30	3,500,000	3,564,924
CCM Merger, Inc.
6.375%, due 5/1/26 (a)	2,170,000	2,164,514
Churchill Downs, Inc. (a)
4.75%, due 1/15/28	13,847,000	13,357,282
5.50%, due 4/1/27	9,376,000	9,270,212
5.75%, due 4/1/30	6,515,000	6,394,164
6.75%, due 5/1/31	3,340,000	3,376,125
International Game Technology plc
6.25%, due 1/15/27 (a)	7,225,000	7,270,655
Jacobs Entertainment, Inc. (a)
6.75%, due 2/15/29	6,470,000	6,243,868
6.75%, due 2/15/29	2,325,000	2,253,239
Light & Wonder International, Inc. (a)
7.25%, due 11/15/29	3,200,000	3,264,438
7.50%, due 9/1/31	4,400,000	4,530,337
Live Nation Entertainment, Inc. (a)
4.75%, due 10/15/27	2,000,000	1,933,570
6.50%, due 5/15/27	6,855,000	6,930,322
Merlin Entertainments Group US Holdings, Inc.
7.375%, due 2/15/31 (a)	2,800,000	2,703,185
Merlin Entertainments Ltd.
5.75%, due 6/15/26 (a)	10,940,000	10,849,766
Midwest Gaming Borrower LLC
4.875%, due 5/1/29 (a)	2,280,000	2,149,597
Motion Bondco DAC
6.625%, due 11/15/27 (a)	4,500,000	4,231,123
		108,220,647

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
6	NYLI VP MacKay High Yield Corporate Bond Portfolio

	Principal Amount	Value
Corporate Bonds (continued)
Food 1.6%
B&G Foods, Inc.
8.00%, due 9/15/28 (a)	$ 5,000,000	$ 5,139,850
Chobani Holdco II LLC
8.75% (8.75% Cash and 9.50% PIK), due 10/1/29 (a)(c)	6,110,000	6,461,438
Chobani LLC
7.625%, due 7/1/29 (a)	4,785,000	4,948,096
Land O'Lakes Capital Trust I
7.45%, due 3/15/28 (a)	5,130,000	5,032,132
Performance Food Group, Inc. (a)
4.25%, due 8/1/29	1,225,000	1,136,595
5.50%, due 10/15/27	1,000,000	991,547
6.125%, due 9/15/32	3,000,000	2,999,863
Post Holdings, Inc.
5.50%, due 12/15/29 (a)	1,250,000	1,209,511
Simmons Foods, Inc.
4.625%, due 3/1/29 (a)	10,780,000	9,961,718
United Natural Foods, Inc.
6.75%, due 10/15/28 (a)	6,590,000	6,492,215
		44,372,965
Forest Products & Paper 1.2%
Mercer International, Inc.
5.125%, due 2/1/29	15,935,000	13,774,034
12.875%, due 10/1/28 (a)	7,365,000	7,928,084
Smurfit Kappa Treasury Funding DAC
7.50%, due 11/20/25	9,458,000	9,644,051
		31,346,169
Gas 0.2%
AltaGas Ltd.
7.20% (5 Year Treasury Constant Maturity Rate + 3.573%), due 10/15/54 (a)(e)	2,825,000	2,840,448
AmeriGas Partners LP
5.875%, due 8/20/26	2,810,000	2,707,862
		5,548,310
Hand & Machine Tools 0.4%
Regal Rexnord Corp.
6.05%, due 2/15/26	1,750,000	1,765,777
6.05%, due 4/15/28	1,750,000	1,779,960
6.30%, due 2/15/30	1,550,000	1,594,441
6.40%, due 4/15/33	1,000,000	1,031,792
	Principal Amount	Value

Hand & Machine Tools (continued)
Werner FinCo. LP (a)
11.50%, due 6/15/28	$ 1,000,000	$ 1,108,816
14.50% (8.75% Cash and 5.75% PIK), due 10/15/28 (b)(c)	4,575,475	4,609,974
		11,890,760
Healthcare-Products 1.7%
Bausch + Lomb Corp.
8.375%, due 10/1/28 (a)	8,485,000	8,781,975
Hologic, Inc. (a)
3.25%, due 2/15/29	8,500,000	7,686,895
4.625%, due 2/1/28	2,000,000	1,939,181
Neogen Food Safety Corp.
8.625%, due 7/20/30 (a)	4,350,000	4,665,575
Teleflex, Inc.
4.25%, due 6/1/28 (a)	9,615,000	9,121,260
4.625%, due 11/15/27	3,500,000	3,391,695
Varex Imaging Corp.
7.875%, due 10/15/27 (a)	9,237,000	9,447,657
		45,034,238
Healthcare-Services 2.7%
Acadia Healthcare Co., Inc. (a)
5.00%, due 4/15/29	1,750,000	1,636,858
5.50%, due 7/1/28	1,850,000	1,766,706
CHS/Community Health Systems, Inc.
5.25%, due 5/15/30 (a)	2,500,000	2,053,320
DaVita, Inc. (a)
3.75%, due 2/15/31	3,075,000	2,660,675
4.625%, due 6/1/30	4,650,000	4,274,862
Encompass Health Corp.
4.50%, due 2/1/28	5,500,000	5,307,046
4.625%, due 4/1/31	3,875,000	3,578,620
4.75%, due 2/1/30	7,650,000	7,252,360
Fortrea Holdings, Inc.
7.50%, due 7/1/30 (a)	3,600,000	3,605,972
HCA, Inc.
7.50%, due 11/6/33	9,200,000	10,198,951
7.58%, due 9/15/25	277,000	281,634
7.69%, due 6/15/25	2,500,000	2,529,288
HealthEquity, Inc.
4.50%, due 10/1/29 (a)	2,650,000	2,483,989
IQVIA, Inc. (a)
5.00%, due 10/15/26	8,997,000	8,875,813
6.50%, due 5/15/30	2,000,000	2,035,142
LifePoint Health, Inc. (a)
5.375%, due 1/15/29	4,900,000	4,295,629
10.00%, due 6/1/32	2,230,000	2,267,346
11.00%, due 10/15/30	5,390,000	5,916,404
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
7

Portfolio of Investments December 31, 2024†^ (continued)
	Principal Amount	Value
Corporate Bonds (continued)
Healthcare-Services (continued)
Tenet Healthcare Corp.
6.75%, due 5/15/31	$ 2,500,000	$ 2,525,602
		73,546,217
Holding Companies-Diversified 0.9%
Benteler International AG
10.50%, due 5/15/28 (a)	9,735,000	10,234,258
Stena International SA (a)
7.25%, due 1/15/31	7,325,000	7,474,086
7.625%, due 2/15/31	6,115,000	6,361,306
		24,069,650
Home Builders 1.7%
Brookfield Residential Properties, Inc.
6.25%, due 9/15/27 (a)	4,450,000	4,411,224
Century Communities, Inc.
3.875%, due 8/15/29 (a)	4,370,000	3,914,732
6.75%, due 6/1/27	6,775,000	6,778,893
Installed Building Products, Inc.
5.75%, due 2/1/28 (a)	6,945,000	6,830,331
LGI Homes, Inc.
7.00%, due 11/15/32 (a)	2,100,000	2,079,294
M/I Homes, Inc.
3.95%, due 2/15/30	1,695,000	1,528,836
4.95%, due 2/1/28	3,000,000	2,898,193
Shea Homes LP
4.75%, due 2/15/28	7,300,000	6,993,609
4.75%, due 4/1/29	1,628,000	1,533,505
STL Holding Co. LLC
8.75%, due 2/15/29 (a)	3,250,000	3,436,046
Winnebago Industries, Inc.
6.25%, due 7/15/28 (a)	6,785,000	6,738,501
		47,143,164
Household Products & Wares 0.2%
Central Garden & Pet Co.
4.125%, due 10/15/30	2,320,000	2,083,664
4.125%, due 4/30/31 (a)	4,323,000	3,822,832
		5,906,496
Housewares 0.9%
CD&R Smokey Buyer, Inc.
9.50%, due 10/15/29 (a)	4,250,000	4,177,371
Newell Brands, Inc.
6.375%, due 5/15/30	3,045,000	3,050,015
6.625%, due 5/15/32	1,630,000	1,639,106
Scotts Miracle-Gro Co. (The)
4.00%, due 4/1/31	7,000,000	6,103,460
	Principal Amount	Value

Housewares (continued)
Scotts Miracle-Gro Co. (The) (continued)
4.375%, due 2/1/32	$ 4,390,000	$ 3,832,919
4.50%, due 10/15/29	6,400,000	5,896,461
		24,699,332
Insurance 1.3%
Baldwin Insurance Group Holdings LLC
7.125%, due 5/15/31 (a)	3,000,000	3,061,731
BroadStreet Partners, Inc.
5.875%, due 4/15/29 (a)	5,025,000	4,861,596
Fairfax Financial Holdings Ltd.
8.30%, due 4/15/26	4,273,000	4,434,724
Fidelity & Guaranty Life Holdings, Inc.
5.50%, due 5/1/25 (a)	316,000	315,980
HUB International Ltd. (a)
7.25%, due 6/15/30	2,140,000	2,192,965
7.375%, due 1/31/32	1,060,000	1,076,592
MGIC Investment Corp.
5.25%, due 8/15/28	6,708,000	6,562,716
NMI Holdings, Inc.
6.00%, due 8/15/29	1,000,000	1,004,263
Panther Escrow Issuer LLC
7.125%, due 6/1/31 (a)	4,250,000	4,292,476
Ryan Specialty LLC (a)
4.375%, due 2/1/30	1,000,000	938,801
5.875%, due 8/1/32	3,660,000	3,621,361
USI, Inc.
7.50%, due 1/15/32 (a)	2,000,000	2,068,414
		34,431,619
Internet 0.9%
Cars.com, Inc.
6.375%, due 11/1/28 (a)	5,860,000	5,823,967
Gen Digital, Inc.
6.75%, due 9/30/27 (a)	4,100,000	4,161,701
Netflix, Inc.
5.875%, due 11/15/28	5,000,000	5,181,188
Uber Technologies, Inc.
7.50%, due 9/15/27 (a)	1,944,000	1,978,621
VeriSign, Inc.
5.25%, due 4/1/25	6,809,000	6,807,475
		23,952,952
Investment Companies 0.5%
Compass Group Diversified Holdings LLC (a)
5.00%, due 1/15/32	1,410,000	1,289,996

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
8	NYLI VP MacKay High Yield Corporate Bond Portfolio

	Principal Amount	Value
Corporate Bonds (continued)
Investment Companies (continued)
Compass Group Diversified Holdings LLC (a) (continued)
5.25%, due 4/15/29	$ 7,000,000	$ 6,718,945
Icahn Enterprises LP
5.25%, due 5/15/27	3,500,000	3,313,714
6.25%, due 5/15/26	2,400,000	2,379,565
		13,702,220
Iron & Steel 1.5%
Allegheny Ludlum LLC
6.95%, due 12/15/25	7,400,000	7,454,377
Big River Steel LLC
6.625%, due 1/31/29 (a)	8,630,000	8,621,140
Mineral Resources Ltd. (a)
8.125%, due 5/1/27	12,500,000	12,549,730
8.50%, due 5/1/30	5,475,000	5,584,809
9.25%, due 10/1/28	6,380,000	6,693,707
		40,903,763
Leisure Time 1.2%
Carnival Corp. (a)
4.00%, due 8/1/28	5,000,000	4,738,929
5.75%, due 3/1/27	13,000,000	12,971,325
Carnival Holdings Bermuda Ltd.
10.375%, due 5/1/28 (a)	5,500,000	5,859,627
MajorDrive Holdings IV LLC
6.375%, due 6/1/29 (a)	3,000,000	2,614,959
Royal Caribbean Cruises Ltd. (a)
5.375%, due 7/15/27	2,000,000	1,987,536
5.50%, due 4/1/28	2,000,000	1,985,059
5.625%, due 9/30/31	1,000,000	983,659
		31,141,094
Lodging 2.1%
Boyd Gaming Corp.
4.75%, due 12/1/27	11,630,000	11,243,809
4.75%, due 6/15/31 (a)	13,995,000	12,947,876
Hilton Domestic Operating Co., Inc.
4.00%, due 5/1/31 (a)	10,490,000	9,434,092
4.875%, due 1/15/30	9,020,000	8,652,058
5.75%, due 5/1/28 (a)	2,200,000	2,199,500
5.875%, due 3/15/33 (a)	7,500,000	7,379,767
6.125%, due 4/1/32 (a)	2,000,000	1,994,548
Station Casinos LLC
4.50%, due 2/15/28 (a)	1,500,000	1,423,295
		55,274,945
	Principal Amount	Value

Machinery—Construction & Mining 0.4%
Terex Corp. (a)
5.00%, due 5/15/29	$ 2,150,000	$ 2,047,380
6.25%, due 10/15/32	2,320,000	2,273,590
Vertiv Group Corp.
4.125%, due 11/15/28 (a)	6,755,000	6,375,520
		10,696,490
Machinery-Diversified 0.8%
Briggs & Stratton Corp. Escrow Claim Shares
6.875%, due 12/15/20 (d)(g)(h)	5,030,000	—
Chart Industries, Inc.
7.50%, due 1/1/30 (a)	3,000,000	3,119,032
Maxim Crane Works Holdings Capital LLC
11.50%, due 9/1/28 (a)	4,100,000	4,335,783
TK Elevator Holdco GmbH
7.625%, due 7/15/28 (a)	3,503,000	3,500,441
TK Elevator U.S. Newco, Inc.
5.25%, due 7/15/27 (a)	10,750,000	10,523,340
		21,478,596
Media 5.8%
Block Communications, Inc.
4.875%, due 3/1/28 (a)	4,175,000	3,872,615
Cable One, Inc.
4.00%, due 11/15/30 (a)	5,350,000	4,470,342
CCO Holdings LLC
4.25%, due 2/1/31 (a)	10,000,000	8,715,254
4.25%, due 1/15/34 (a)	4,250,000	3,447,983
4.50%, due 8/15/30 (a)	6,000,000	5,385,576
4.50%, due 5/1/32	11,250,000	9,676,831
4.75%, due 3/1/30 (a)	7,715,000	7,045,077
5.00%, due 2/1/28 (a)	7,500,000	7,229,203
5.125%, due 5/1/27 (a)	8,000,000	7,860,961
5.375%, due 6/1/29 (a)	4,780,000	4,566,960
CSC Holdings LLC (a)
5.50%, due 4/15/27	2,850,000	2,550,749
5.75%, due 1/15/30	5,000,000	2,844,311
6.50%, due 2/1/29	5,100,000	4,281,400
7.50%, due 4/1/28	3,525,000	2,415,217
11.25%, due 5/15/28	3,705,000	3,656,512
11.75%, due 1/31/29	4,510,000	4,453,968
Directv Financing LLC
5.875%, due 8/15/27 (a)	10,005,000	9,747,858
Gray Television, Inc.
10.50%, due 7/15/29 (a)	4,695,000	4,694,678
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
9

Portfolio of Investments December 31, 2024†^ (continued)
	Principal Amount	Value
Corporate Bonds (continued)
Media (continued)
LCPR Senior Secured Financing DAC (a)
5.125%, due 7/15/29	$ 5,345,000	$ 4,289,095
6.75%, due 10/15/27	14,296,000	12,935,014
Midcontinent Communications
8.00%, due 8/15/32 (a)	3,220,000	3,307,355
News Corp. (a)
3.875%, due 5/15/29	10,070,000	9,341,292
5.125%, due 2/15/32	4,070,000	3,841,159
Scripps Escrow II, Inc.
3.875%, due 1/15/29 (a)	2,750,000	2,021,346
Sirius XM Radio LLC
4.00%, due 7/15/28 (a)	2,750,000	2,533,731
Sterling Entertainment Enterprises LLC
10.25%, due 1/15/25 (b)(d)(h)	7,000,000	5,250,000
Videotron Ltd.
5.125%, due 4/15/27 (a)	3,835,000	3,816,199
Virgin Media Finance plc
5.00%, due 7/15/30 (a)	6,385,000	5,403,940
Virgin Media Secured Finance plc
5.50%, due 5/15/29 (a)	2,250,000	2,110,377
VZ Secured Financing BV
5.00%, due 1/15/32 (a)	4,000,000	3,537,831
		155,302,834
Metal Fabricate & Hardware 0.3%
Advanced Drainage Systems, Inc. (a)
5.00%, due 9/30/27	2,275,000	2,232,550
6.375%, due 6/15/30	3,030,000	3,030,266
Vallourec SACA
7.50%, due 4/15/32 (a)	3,280,000	3,399,166
		8,661,982
Mining 1.7%
Alcoa Nederland Holding BV
7.125%, due 3/15/31 (a)	5,000,000	5,166,916
Century Aluminum Co.
7.50%, due 4/1/28 (a)	9,235,000	9,325,244
Compass Minerals International, Inc.
6.75%, due 12/1/27 (a)	4,500,000	4,432,041
Eldorado Gold Corp.
6.25%, due 9/1/29 (a)	6,082,000	5,995,307
First Quantum Minerals Ltd. (a)
6.875%, due 10/15/27	4,615,000	4,593,088
8.625%, due 6/1/31	1,525,000	1,569,827
9.375%, due 3/1/29	5,000,000	5,317,249
	Principal Amount	Value

Mining (continued)
IAMGOLD Corp.
5.75%, due 10/15/28 (a)	$ 10,560,000	$ 10,234,749
		46,634,421
Miscellaneous—Manufacturing 1.3%
Amsted Industries, Inc. (a)
4.625%, due 5/15/30	2,615,000	2,459,712
5.625%, due 7/1/27	8,500,000	8,418,132
Calderys Financing II LLC
11.75% (11.75% Cash and 12.50% PIK), due 6/1/28 (a)(c)	5,700,000	5,795,925
Calderys Financing LLC
11.25%, due 6/1/28 (a)	3,425,000	3,666,093
Enpro, Inc.
5.75%, due 10/15/26	4,240,000	4,218,800
LSB Industries, Inc.
6.25%, due 10/15/28 (a)	5,065,000	4,910,608
Trinity Industries, Inc.
7.75%, due 7/15/28 (a)	4,530,000	4,700,927
		34,170,197
Office Furnishings 0.2%
Interface, Inc.
5.50%, due 12/1/28 (a)	4,445,000	4,345,005
Oil & Gas 6.5%
Ascent Resources Utica Holdings LLC (a)
6.625%, due 10/15/32	2,150,000	2,137,076
9.00%, due 11/1/27	2,684,000	3,244,647
California Resources Corp.
7.125%, due 2/1/26 (a)	1,157,000	1,156,186
Civitas Resources, Inc.
5.00%, due 10/15/26 (a)	1,350,000	1,328,410
Comstock Resources, Inc. (a)
6.75%, due 3/1/29	3,500,000	3,411,914
6.75%, due 3/1/29	5,000,000	4,860,524
Crescent Energy Finance LLC
7.625%, due 4/1/32 (a)	2,850,000	2,835,335
Diamond Foreign Asset Co.
8.50%, due 10/1/30 (a)	6,280,000	6,516,925
Encino Acquisition Partners Holdings LLC
8.50%, due 5/1/28 (a)	10,805,000	11,024,903
Expand Energy Corp.
5.375%, due 3/15/30	2,580,000	2,522,818
5.70%, due 1/23/25 (i)	1,008,000	1,007,863

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
10	NYLI VP MacKay High Yield Corporate Bond Portfolio

	Principal Amount	Value
Corporate Bonds (continued)
Oil & Gas (continued)
Gulfport Energy Operating Corp.
6.75%, due 9/1/29 (a)	$ 3,430,000	$ 3,453,911
HF Sinclair Corp.
5.00%, due 2/1/28	1,375,000	1,358,239
6.375%, due 4/15/27	1,265,000	1,283,629
Hilcorp Energy I LP (a)
5.75%, due 2/1/29	1,610,000	1,536,018
6.00%, due 4/15/30	1,000,000	939,800
6.00%, due 2/1/31	3,015,000	2,788,264
Matador Resources Co. (a)
6.25%, due 4/15/33	4,350,000	4,215,683
6.50%, due 4/15/32	3,990,000	3,944,822
Moss Creek Resources Holdings, Inc.
8.25%, due 9/1/31 (a)	2,800,000	2,737,930
Murphy Oil Corp.
6.00%, due 10/1/32	2,225,000	2,137,791
NewCo Holding USD 20 SARL
9.375%, due 11/7/29 (a)	3,000,000	2,988,000
Noble Finance II LLC
8.00%, due 4/15/30 (a)	9,630,000	9,725,974
Occidental Petroleum Corp.
5.55%, due 3/15/26	10,200,000	10,235,802
6.45%, due 9/15/36	3,100,000	3,173,560
Parkland Corp. (a)
4.50%, due 10/1/29	5,500,000	5,101,187
4.625%, due 5/1/30	4,900,000	4,497,739
5.875%, due 7/15/27	3,630,000	3,595,410
6.625%, due 8/15/32	1,000,000	989,601
Permian Resources Operating LLC
5.375%, due 1/15/26 (a)	5,700,000	5,649,964
Range Resources Corp.
4.75%, due 2/15/30 (a)	1,000,000	938,372
8.25%, due 1/15/29	1,615,000	1,662,796
Seadrill Finance Ltd.
8.375%, due 8/1/30 (a)	1,000,000	1,019,831
SM Energy Co. (a)
6.75%, due 8/1/29	3,250,000	3,217,069
7.00%, due 8/1/32	1,750,000	1,725,417
Sunoco LP
6.00%, due 4/15/27	3,000,000	2,994,051
Talos Production, Inc. (a)
9.00%, due 2/1/29	5,050,000	5,181,108
9.375%, due 2/1/31	6,000,000	6,116,313
TGNR Intermediate Holdings LLC
5.50%, due 10/15/29 (a)	9,910,000	9,253,638
Transocean Aquila Ltd.
8.00%, due 9/30/28 (a)	2,387,231	2,440,729
	Principal Amount	Value

Oil & Gas (continued)
Transocean Poseidon Ltd.
6.875%, due 2/1/27 (a)	$ 6,834,600	$ 6,822,659
Transocean Titan Financing Ltd.
8.375%, due 2/1/28 (a)	2,500,000	2,550,942
Transocean, Inc.
8.75%, due 2/15/30 (a)	7,943,250	8,192,072
Vital Energy, Inc. (a)
7.75%, due 7/31/29	3,930,000	3,892,369
7.875%, due 4/15/32	5,550,000	5,340,188
Wildfire Intermediate Holdings LLC
7.50%, due 10/15/29 (a)	4,510,000	4,339,633
		176,087,112
Oil & Gas Services 0.7%
Bristow Group, Inc.
6.875%, due 3/1/28 (a)	8,135,000	8,092,545
Nine Energy Service, Inc.
13.00%, due 2/1/28	7,825,000	5,066,687
Oceaneering International, Inc.
6.00%, due 2/1/28	2,965,000	2,924,580
Weatherford International Ltd.
8.625%, due 4/30/30 (a)	3,500,000	3,613,190
		19,697,002
Packaging & Containers 0.3%
Cascades USA, Inc. (a)
5.125%, due 1/15/26	2,810,000	2,781,651
5.375%, due 1/15/28	5,200,000	5,045,785
		7,827,436
Pharmaceuticals 2.6%
1375209 BC Ltd.
9.00%, due 1/30/28 (a)	3,396,000	3,393,291
180 Medical, Inc.
3.875%, due 10/15/29 (a)	3,270,000	2,986,286
Bausch Health Cos., Inc. (a)
5.50%, due 11/1/25	5,175,000	5,046,620
7.00%, due 1/15/28	1,750,000	1,229,994
9.00%, due 12/15/25	3,700,000	3,593,440
11.00%, due 9/30/28	6,000,000	5,700,000
14.00%, due 10/15/30	347,000	321,792
BellRing Brands, Inc.
7.00%, due 3/15/30 (a)	6,770,000	6,933,651
Endo Finance Holdings, Inc.
8.50%, due 4/15/31 (a)	10,375,000	10,992,655
Jazz Securities DAC
4.375%, due 1/15/29 (a)	11,085,000	10,451,745
Organon & Co. (a)
4.125%, due 4/30/28	8,100,000	7,609,826
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
11

Portfolio of Investments December 31, 2024†^ (continued)
	Principal Amount	Value
Corporate Bonds (continued)
Pharmaceuticals (continued)
Organon & Co. (a) (continued)
5.125%, due 4/30/31	$ 6,260,000	$ 5,626,549
Owens & Minor, Inc. (a)
4.50%, due 3/31/29	2,500,000	2,230,891
6.625%, due 4/1/30	3,395,000	3,183,293
Par Pharmaceutical, Inc. Escrow Claim Shares
(zero coupon), due 4/1/27 (d)(g)	16,391,000	—
		69,300,033
Pipelines 4.0%
Antero Midstream Partners LP (a)
5.75%, due 3/1/27	2,800,000	2,786,948
5.75%, due 1/15/28	1,265,000	1,255,038
Buckeye Partners LP
6.875%, due 7/1/29 (a)	3,575,000	3,618,311
CNX Midstream Partners LP
4.75%, due 4/15/30 (a)	2,285,000	2,083,816
DT Midstream, Inc.
4.375%, due 6/15/31 (a)	1,975,000	1,802,032
Energy Transfer LP
4.40%, due 3/15/27	3,978,000	3,939,847
EQM Midstream Partners LP (a)
6.50%, due 7/1/27	1,000,000	1,012,968
7.50%, due 6/1/30	1,480,000	1,574,397
FTAI Infra Escrow Holdings LLC
10.50%, due 6/1/27 (a)	8,515,000	9,087,320
Genesis Energy LP
7.75%, due 2/1/28	4,900,000	4,905,855
8.00%, due 1/15/27	3,396,000	3,455,088
8.00%, due 5/15/33	1,340,000	1,311,367
8.25%, due 1/15/29	2,230,000	2,252,032
Harvest Midstream I LP (a)
7.50%, due 9/1/28	6,965,000	7,026,508
7.50%, due 5/15/32	1,200,000	1,221,873
Hess Midstream Operations LP
5.625%, due 2/15/26 (a)	3,300,000	3,289,188
ITT Holdings LLC
6.50%, due 8/1/29 (a)	6,160,000	5,639,101
New Fortress Energy, Inc.
6.50%, due 9/30/26 (a)	5,060,000	4,869,116
Northwest Pipeline LLC
7.125%, due 12/1/25	2,195,000	2,228,392
Plains All American Pipeline LP
Series B
8.895% (3 Month SOFR + 4.372%), due 1/30/25 (e)(f)	14,265,000	14,159,182
	Principal Amount	Value

Pipelines (continued)
Prairie Acquiror LP
9.00%, due 8/1/29 (a)	$ 4,925,000	$ 5,073,898
Tallgrass Energy Partners LP (a)
5.50%, due 1/15/28	2,000,000	1,923,461
6.00%, due 3/1/27	2,750,000	2,724,702
7.375%, due 2/15/29	7,650,000	7,674,216
TransMontaigne Partners LP
6.125%, due 2/15/26	8,330,000	8,280,507
Venture Global LNG, Inc.
8.125%, due 6/1/28 (a)	3,805,000	3,958,315
Western Midstream Operating LP
4.65%, due 7/1/26	2,000,000	1,989,580
		109,143,058
Real Estate Investment Trusts 2.0%
Blackstone Mortgage Trust, Inc.
7.75%, due 12/1/29 (a)	680,000	699,049
CTR Partnership LP
3.875%, due 6/30/28 (a)	3,365,000	3,189,594
GLP Capital LP
5.375%, due 4/15/26	956,000	956,014
MPT Operating Partnership LP
4.625%, due 8/1/29	6,225,000	4,460,519
5.00%, due 10/15/27	11,186,000	9,430,710
5.25%, due 8/1/26	4,515,000	4,156,705
RHP Hotel Properties LP
4.50%, due 2/15/29 (a)	2,081,000	1,964,728
4.75%, due 10/15/27	7,640,000	7,390,765
6.50%, due 4/1/32 (a)	5,850,000	5,879,443
7.25%, due 7/15/28 (a)	2,215,000	2,274,313
Uniti Group LP (a)
4.75%, due 4/15/28	1,500,000	1,405,855
10.50%, due 2/15/28	6,565,000	7,000,131
VICI Properties LP (a)
4.625%, due 6/15/25	2,800,000	2,788,992
5.75%, due 2/1/27	2,000,000	2,017,199
		53,614,017
Retail 6.0%
1011778 B.C. Unlimited Liability Co. (a)
3.875%, due 1/15/28	6,165,000	5,830,054
4.00%, due 10/15/30	14,205,000	12,704,069
5.625%, due 9/15/29	1,000,000	985,021
6.125%, due 6/15/29	4,885,000	4,902,945
Asbury Automotive Group, Inc.
4.50%, due 3/1/28	4,631,000	4,438,809
4.625%, due 11/15/29 (a)	3,945,000	3,671,508
4.75%, due 3/1/30	5,212,000	4,874,502

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
12	NYLI VP MacKay High Yield Corporate Bond Portfolio

	Principal Amount	Value
Corporate Bonds (continued)
Retail (continued)
Asbury Automotive Group, Inc. (continued)
5.00%, due 2/15/32 (a)	$ 2,350,000	$ 2,143,705
CEC Entertainment LLC
6.75%, due 5/1/26 (a)	4,700,000	4,662,531
Cougar JV Subsidiary LLC
8.00%, due 5/15/32 (a)	3,100,000	3,216,702
Group 1 Automotive, Inc. (a)
4.00%, due 8/15/28	4,165,000	3,899,313
6.375%, due 1/15/30	1,450,000	1,452,896
Ken Garff Automotive LLC
4.875%, due 9/15/28 (a)	7,350,000	7,058,076
KFC Holding Co.
4.75%, due 6/1/27 (a)	5,135,000	5,042,817
LCM Investments Holdings II LLC (a)
4.875%, due 5/1/29	12,530,000	11,699,925
8.25%, due 8/1/31	4,265,000	4,424,361
Murphy Oil USA, Inc.
4.75%, due 9/15/29	3,000,000	2,846,658
5.625%, due 5/1/27	2,994,000	2,969,951
Papa John's International, Inc.
3.875%, due 9/15/29 (a)	4,930,000	4,416,624
Patrick Industries, Inc.
4.75%, due 5/1/29 (a)	1,795,000	1,689,293
PetSmart, Inc. (a)
4.75%, due 2/15/28	1,275,000	1,202,957
7.75%, due 2/15/29	6,300,000	6,089,963
Saks Global Enterprises LLC
11.00%, due 12/15/29 (a)	17,390,000	16,750,743
Sonic Automotive, Inc. (a)
4.625%, due 11/15/29	3,500,000	3,229,850
4.875%, due 11/15/31	3,210,000	2,879,993
Yum! Brands, Inc.
3.625%, due 3/15/31	11,385,000	10,064,981
4.625%, due 1/31/32	10,950,000	10,118,147
4.75%, due 1/15/30 (a)	9,687,000	9,263,999
5.375%, due 4/1/32	8,235,000	7,975,304
6.875%, due 11/15/37	2,000,000	2,171,180
		162,676,877
Software 3.7%
ACI Worldwide, Inc.
5.75%, due 8/15/26 (a)	4,405,000	4,397,059
Camelot Finance SA
4.50%, due 11/1/26 (a)	4,480,000	4,353,444
Central Parent LLC
8.00%, due 6/15/29 (a)	5,565,000	5,645,220
	Principal Amount	Value

Software (continued)
Clarivate Science Holdings Corp. (a)
3.875%, due 7/1/28	$ 8,835,000	$ 8,230,262
4.875%, due 7/1/29	16,800,000	15,661,150
Cloud Software Group, Inc. (a)
6.50%, due 3/31/29	3,115,000	3,057,506
8.25%, due 6/30/32	1,100,000	1,133,606
Fair Isaac Corp.
5.25%, due 5/15/26 (a)	3,219,000	3,210,116
MSCI, Inc. (a)
3.625%, due 9/1/30	1,750,000	1,593,077
3.875%, due 2/15/31	4,500,000	4,119,956
4.00%, due 11/15/29	3,830,000	3,611,041
Open Text Corp. (a)
3.875%, due 2/15/28	4,235,000	3,971,888
3.875%, due 12/1/29	2,500,000	2,261,396
6.90%, due 12/1/27	3,150,000	3,254,983
Open Text Holdings, Inc. (a)
4.125%, due 2/15/30	8,499,000	7,707,535
4.125%, due 12/1/31	2,125,000	1,884,247
PTC, Inc. (a)
3.625%, due 2/15/25	1,500,000	1,495,957
4.00%, due 2/15/28	9,236,000	8,746,099
SS&C Technologies, Inc. (a)
5.50%, due 9/30/27	5,885,000	5,828,572
6.50%, due 6/1/32	3,250,000	3,278,382
UKG, Inc.
6.875%, due 2/1/31 (a)	6,695,000	6,792,295
		100,233,791
Telecommunications 2.0%
Connect Finco SARL
9.00%, due 9/15/29 (a)	1,500,000	1,366,206
Frontier Communications Holdings LLC (a)
5.00%, due 5/1/28	1,325,000	1,295,339
5.875%, due 10/15/27	2,825,000	2,816,045
Iliad Holding SASU
7.00%, due 4/15/32 (a)	2,100,000	2,110,625
Sprint Capital Corp.
6.875%, due 11/15/28	25,000,000	26,537,073
T-Mobile USA, Inc.
5.375%, due 4/15/27	7,400,000	7,438,909
Vmed O2 UK Financing I plc
7.75%, due 4/15/32 (a)	3,200,000	3,225,174
Windstream Services LLC
8.25%, due 10/1/31 (a)	7,825,000	8,081,839
		52,871,210
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
13

Portfolio of Investments December 31, 2024†^ (continued)
	Principal Amount	Value
Corporate Bonds (continued)
Transportation 0.8%
GN Bondco LLC
9.50%, due 10/15/31 (a)	$ 4,500,000	$ 4,738,452
Seaspan Corp.
5.50%, due 8/1/29 (a)	6,765,000	6,317,004
Watco Cos. LLC
7.125%, due 8/1/32 (a)	9,755,000	10,054,954
		21,110,410
Total Corporate Bonds (Cost $2,387,491,192)		2,335,071,369
Loan Assignments 6.5%
Aerospace & Defense 0.3%
Chromalloy Corp.
First Lien Term Loan
8.354% (3 Month SOFR + 3.75%), due 3/27/31 (e)	6,069,500	6,069,500
TransDigm, Inc.
First Lien Tranche Term Loan L
6.829% (3 Month SOFR + 2.50%), due 1/19/32 (e)	2,793,000	2,796,843
		8,866,343
Automobile 0.3%
Belron Finance US LLC
First Lien 2031 Dollar Incremental Term Loan
7.273% (3 Month SOFR + 2.75%), due 10/16/31 (e)	2,294,250	2,313,368
Tenneco, Inc.
First Lien Term Loan B 9.429% - 9.621%
(3 Month SOFR + 5.00%), due 11/17/28 (e)	4,850,000	4,695,406
		7,008,774
Banking 0.1%
Jane Street Group LLC
First Lien Extended Term Loan
6.395% (3 Month SOFR + 2.00%), due 12/15/31 (e)	3,463,917	3,462,061
Beverage, Food & Tobacco 0.2%
B&G Foods, Inc.
First Lien Tranche Term Loan B5
7.857% (1 Month SOFR + 3.50%), due 10/10/29 (e)	2,194,500	2,193,471
	Principal Amount	Value

Beverage, Food & Tobacco (continued)
Clover Holdings 2 LLC
First Lien Initial Floating Rate Term Loan
8.428% (3 Month SOFR + 4.00%), due 12/9/31 (e)	$ 2,800,000	$ 2,828,000
		5,021,471
Buildings & Real Estate 0.1%
GEO Group, Inc. (The)
First Lien Term Loan
9.595% (1 Month SOFR + 5.25%), due 4/16/29 (e)	2,138,818	2,172,682
Capital Equipment 0.1%
TK Elevator Midco GmbH
First Lien SOFR Term Loan C
8.588% (6 Month SOFR + 3.50%), due 4/30/30 (e)	3,811,644	3,834,514
Cargo Transport 0.3%
Clue Opco LLC
First Lien Term Loan B
9.085% (3 Month SOFR + 4.50%), due 12/19/30 (e)	5,480,444	5,498,426
Genesee & Wyoming, Inc.
First Lien Initial Term Loan
6.079% (3 Month SOFR + 1.75%), due 4/10/31 (e)	2,992,500	2,987,356
		8,485,782
Chemicals 0.1%
ASP Unifrax Holdings, Inc.
First Lien Term Loan
12.079% (4.75% PIK) (3 Month SOFR + 7.75%), due 9/28/29 (c)(e)	4,055,641	4,088,937
Chemicals, Plastics & Rubber 0.4%
Innophos Holdings, Inc.
First Lien Initial Term Loan
8.721% (1 Month SOFR + 4.25%), due 3/16/29 (e)	1,809,750	1,810,203
Jazz Financing Lux SARL
First Lien Dollar Tranche Term Loan B2
6.607% (1 Month SOFR + 2.25%), due 5/5/28 (e)	9,038,478	9,049,776
		10,859,979

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
14	NYLI VP MacKay High Yield Corporate Bond Portfolio

	Principal Amount	Value
Loan Assignments (continued)
Electronics 0.2%
Camelot US Acquisition LLC
First Lien Incremental Term Loan B
7.107% (1 Month SOFR + 2.75%), due 1/31/31 (e)	$ 2,400,291	$ 2,397,290
VS Buyer LLC
First Lien 2024-1 Refinancing Term Loan
7.12% (1 Month SOFR + 2.75%), due 4/14/31 (e)	2,294,250	2,288,515
		4,685,805
Energy (Electricity) 0.3%
Lightning Power LLC
First Lien Initial Term Loan B
7.735% (3 Month SOFR + 3.25%), due 8/18/31 (e)	2,000,000	2,021,428
Talen Energy Supply LLC
First Lien 2024-1 Incremental Term Loan B
7.023% (3 Month SOFR + 2.50%), due 12/11/31 (e)	5,065,062	5,073,506
		7,094,934
Finance 0.6%
AAdvantage Loyalty IP Ltd.
First Lien Initial Term Loan
9.035% (3 Month SOFR + 4.75%), due 4/20/28 (e)	1,400,000	1,435,218
Blackstone Mortgage Trust, Inc.
First Lien Term Loan B5
8.227% (1 Month SOFR + 3.75%), due 12/11/28 (e)	1,000,000	998,750
Mativ Holdings, Inc.
First Lien Term Loan B
8.437% (1 Month SOFR + 3.75%), due 4/20/28 (e)	1,629,401	1,619,217
Osaic Holdings, Inc.
First Lien Term Loan B4
7.857% (1 Month SOFR + 3.50%), due 8/17/28 (e)	4,221,936	4,233,808
RealTruck Group, Inc. (e)
First Lien Initial Term Loan
7.971% (1 Month SOFR + 3.50%), due 1/31/28	3,280,702	3,178,863
First Lien Second Amendment Incremental Term Loan
9.471% (1 Month SOFR + 5.00%), due 1/31/28	2,530,875	2,521,384
	Principal Amount	Value

Finance (continued)
Superannuation And Investments US LLC
First Lien Initial US Term Loan
8.221% (1 Month SOFR + 3.75%), due 12/1/28 (e)	$ 2,612,250	$ 2,621,393
		16,608,633
Healthcare & Pharmaceuticals 0.1%
Bausch Health Cos., Inc.
First Lien Second Amendment Term Loan
9.707% (1 Month SOFR + 5.25%), due 2/1/27 (e)	838,028	816,030
Concentra Health Services, Inc.
First Lien Initial Term Loan
6.607% (1 Month SOFR + 2.25%), due 7/26/31 (e)	997,500	1,002,487
		1,818,517
Healthcare, Education & Childcare 0.4%
Endo Finance Holdings, Inc.
First Lien 2024 Refinancing Term Loan
8.357% (1 Month SOFR + 4.00%), due 4/23/31 (e)	7,182,000	7,219,705
LifePoint Health, Inc.
First Lien Term Loan B1
8.406% (3 Month SOFR + 3.75%), due 5/19/31 (e)	4,228,777	4,240,406
		11,460,111
High Tech Industries 0.2%
Central Parent LLC
First Lien 2024 Refinancing Term Loan
7.579% (3 Month SOFR + 3.25%), due 7/6/29 (e)	1,296,750	1,277,461
Open Text Corp.
First Lien Term Loan B
6.107% (1 Month SOFR + 1.75%), due 1/31/30 (e)	3,072,943	3,071,022
		4,348,483
Hotels, Motels, Inns & Gaming 0.1%
Caesars Entertainment, Inc.
First Lien Term Loan B1
6.607% (1 Month SOFR + 2.25%), due 2/6/31 (e)	2,481,250	2,484,351
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
15

Portfolio of Investments December 31, 2024†^ (continued)
	Principal Amount	Value
Loan Assignments (continued)
Leisure, Amusement, Motion Pictures & Entertainment 0.3%
Carnival Corp. (e)
First Lien 2027 Term Loan
7.107% (1 Month SOFR + 2.75%), due 8/9/27	$ 2,478,861	$ 2,491,255
First Lien 2028 Term Loan
7.107% (1 Month SOFR + 2.75%), due 10/18/28	2,584,369	2,596,214
Life Time, Inc.
First Lien 2024 New Term Loan
7.025% (1 Month SOFR + 2.50%), due 10/22/31 (e)	2,000,000	2,005,000
		7,092,469
Media 0.3%
DIRECTV Financing LLC
First Lien 2024 Refinancing Term Loan B
10.097% (3 Month SOFR + 5.25%), due 8/2/29 (e)	8,413,969	8,261,466
Mining, Steel, Iron & Non-Precious Metals 0.3%
American Rock Salt Co. LLC (e)
First Lien Initial Term Loan
8.776% (3 Month SOFR + 4.00%), due 6/9/28	6,148,094	5,471,803
First Lien First Out Delayed Draw Commitment Term Loan
11.471% (1 Month SOFR + 7.00%), due 6/9/28	375,041	379,103
First Lien First Out Term Loan
11.776% (3 Month SOFR + 7.00%), due 6/11/28	1,426,326	1,441,773
		7,292,679
Oil & Gas 0.5%
New Fortress Energy, Inc.
First Lien Initial Term Loan
9.585% (3 Month SOFR + 5.00%), due 10/30/28 (e)	5,544,000	5,293,528
PetroQuest Energy LLC (b)(d)(e)
First Lien Term Loan
14.00% (14.50% PIK) (PRIME + 6.50%), due 11/10/25 (c)	8,074,228	565,196
First Lien Term Loan
14.25% (1 Year SOFR + 6.50%), due 11/1/31	140,685	140,685
	Principal Amount	Value

Oil & Gas (continued)
PetroQuest Energy LLC (b)(d)(e) (continued)
First Lien 2020 Term Loan
14.50% (14.50% PIK) (3 Month SOFR + 6.50%), due 9/19/26 (c)	$ 787,403	$ 787,403
First Lien Term Loan
14.50% (14.50% PIK) (3 Month SOFR + 6.50%), due 1/1/28 (c)	1,026,383	1,026,383
First Lien Term Loan
14.50% (1 Month SOFR + 6.50%), due 9/3/31	167,812	167,812
Prairie Acquiror LP
First Lien Term Loan B3
8.607% (1 Month SOFR + 4.25%), due 8/1/29 (e)	2,281,069	2,283,920
TransMontaigne Operating Co. LP
First Lien Tranche Term Loan B
7.607% (1 Month SOFR + 3.25%), due 11/17/28 (e)	3,298,000	3,322,145
		13,587,072
Personal, Food & Miscellaneous Services 0.0% ‡
WW International, Inc.
First Lien Initial Term Loan
7.971% (1 Month SOFR + 3.50%), due 4/13/28 (e)	1,550,000	356,500
Retail 0.9%
Great Outdoors Group LLC
First Lien Term Loan B1
8.221% (1 Month SOFR + 3.75%), due 3/6/28 (e)	23,447,289	23,524,219
Retail Store 0.0% ‡
PetSmart LLC
First Lien Initial Term Loan
8.207% (1 Month SOFR + 3.75%), due 2/11/28 (e)	1,000,000	995,000
Services: Business 0.1%
Amentum Holdings, Inc.
First Lien Initial Term Loan
6.607% (1 Month SOFR + 2.25%), due 9/29/31 (e)	2,200,000	2,192,300

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
16	NYLI VP MacKay High Yield Corporate Bond Portfolio

	Principal Amount	Value
Loan Assignments (continued)
Services: Business (continued)
GIP II Blue Holding LP
First Lien Initial Term Loan
8.107% (1 Month SOFR + 3.75%), due 9/29/28 (e)	$ 1,604,946	$ 1,613,372
		3,805,672
Software 0.3%
Cloud Software Group, Inc. (e)
First Lien Initial Dollar Term Loan B
7.829% (3 Month SOFR + 3.50%), due 3/30/29	4,955,940	4,968,330
First Lien Incremental Term Loan B
8.079% (3 Month SOFR + 3.75%), due 3/21/31	2,365,000	2,371,899
UKG, Inc.
First Lien Initial Term Loan
7.617% (3 Month SOFR + 3.00%), due 2/10/31 (e)	1,496,250	1,505,601
		8,845,830
Total Loan Assignments (Cost $182,459,817)		176,062,284
Total Long-Term Bonds (Cost $2,581,802,159)		2,530,739,949

	Shares

Common Stocks 0.8%
Distributors 0.0% ‡
ATD New Holdings, Inc. (j)	44,740	45
Electric Utilities 0.1%
Keycon Power Holdings LLC (b)(d)(j)	112,442	1,871,035
Electrical Equipment 0.0% ‡
Energy Technologies, Inc. (b)(d)(j)	4,822	964,400
Energy Equipment & Services 0.1%
Forum Energy Technologies, Inc. (j)	150,445	2,330,393
Independent Power and Renewable Electricity Producers 0.1%
GenOn Energy, Inc. (h)	115,826	3,590,606
Oil, Gas & Consumable Fuels 0.3%
Gulfport Energy Corp. (j)	11,849	2,182,586
	Shares	Value

Oil, Gas & Consumable Fuels (continued)
PetroQuest Energy, Inc. (b)(d)(j)	82,247	$ —
Talos Energy, Inc. (j)	550,880	5,349,045
		7,531,631
Pharmaceuticals 0.2%
Endo, Inc. (j)	217,590	5,211,280
Total Common Stocks (Cost $63,813,833)		21,499,390
Preferred Stock 0.4%
Electrical Equipment 0.4%
Energy Technologies Ltd. (b)(d)(j)	10,741	10,075,058
Total Preferred Stock (Cost $10,297,701)		10,075,058
Total Investments (Cost $2,655,913,693)	95.0%	2,562,314,397
Other Assets, Less Liabilities	5.0	135,040,147
Net Assets	100.0%	$ 2,697,354,544

†	Percentages indicated are based on Portfolio net assets.
^	Industry classifications may be different than those used for compliance monitoring purposes.
‡	Less than one-tenth of a percent.
(a)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(b)	Illiquid security—As of December 31, 2024, the total market value deemed illiquid under procedures approved by the Board of Trustees was $33,799,578, which represented 1.3% of the Portfolio’s net assets. (Unaudited)
(c)	PIK ("Payment-in-Kind")—issuer may pay interest or dividends with additional securities and/or in cash.
(d)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.
(e)	Floating rate—Rate shown was the rate in effect as of December 31, 2024.
(f)	Security is perpetual and, thus, does not have a predetermined maturity date. The date shown, if applicable, reflects the next call date.
(g)	Issue in non-accrual status.
(h)	Restricted security. (See Note 6)
(i)	Step coupon—Rate shown was the rate in effect as of December 31, 2024.
(j)	Non-income producing security.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
17

Portfolio of Investments December 31, 2024†^ (continued)
Abbreviation(s):
SOFR—Secured Overnight Financing Rate
USD—United States Dollar
The following is a summary of the fair valuations according to the inputs used as of December 31, 2024, for valuing the Portfolio’s assets:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Long-Term Bonds
Convertible Bonds	$ —	$ 19,606,296	$ —	$ 19,606,296
Corporate Bonds	—	2,328,277,915	6,793,454	2,335,071,369
Loan Assignments	—	173,374,805	2,687,479	176,062,284
Total Long-Term Bonds	—	2,521,259,016	9,480,933	2,530,739,949
Common Stocks	15,073,349	3,590,606	2,835,435	21,499,390
Preferred Stock	—	—	10,075,058	10,075,058
Total Investments in Securities	$ 15,073,349	$ 2,524,849,622	$ 22,391,426	$ 2,562,314,397

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
18	NYLI VP MacKay High Yield Corporate Bond Portfolio

Statement of Assets and Liabilities as of December 31, 2024
Assets
Investment in securities, at value (identified cost $2,655,913,693)	$2,562,314,397
Cash	106,148,450
Receivables:
Interest	40,313,349
Portfolio shares sold	764,680
Investment securities sold	325,891
Other assets	371,131
Total assets	2,710,237,898
Liabilities
Unrealized depreciation on unfunded commitments (See Note 5)	46,347
Payables:
Investment securities purchased	9,387,323
Portfolio shares redeemed	1,593,180
Manager (See Note 3)	1,278,939
NYLIFE Distributors (See Note 3)	486,502
Professional fees	67,044
Custodian	16,823
Shareholder communication	1,211
Trustees	44
Accrued expenses	5,941
Total liabilities	12,883,354
Net assets	$2,697,354,544
Composition of Net Assets
Shares of beneficial interest outstanding (par value of $.001 per share) unlimited number of shares authorized	$299,542
Additional paid-in-capital	2,833,480,561
2,833,780,103
Total distributable earnings (loss)	(136,425,559)
Net assets	$2,697,354,544
Initial Class
Net assets applicable to outstanding shares	$409,142,026
Shares of beneficial interest outstanding	44,686,089
Net asset value per share outstanding	$9.16
Service Class
Net assets applicable to outstanding shares	$2,288,212,518
Shares of beneficial interest outstanding	254,855,893
Net asset value per share outstanding	$8.98

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
19

Statement of Operations for the year ended December 31, 2024
Investment Income (Loss)
Income
Interest	$176,406,563
Dividends	4,730,556
Total income	181,137,119
Expenses
Manager (See Note 3)	14,935,289
Distribution/Service—Service Class (See Note 3)	5,678,804
Professional fees	271,494
Shareholder communication	167,833
Custodian	68,056
Trustees	62,637
Miscellaneous	94,695
Total expenses	21,278,808
Net investment income (loss)	159,858,311
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on investments	(73,918)
Net change in unrealized appreciation (depreciation) on:
Unaffiliated investments	18,980,695
Unfunded commitments	(46,347)
Net change in unrealized appreciation (depreciation)	18,934,348
Net realized and unrealized gain (loss)	18,860,430
Net increase (decrease) in net assets resulting from operations	$178,718,741
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
20	NYLI VP MacKay High Yield Corporate Bond Portfolio

Statements of Changes in Net Assets
for the years ended December 31, 2024 and December 31, 2023
	2024	2023
Increase (Decrease) in Net Assets
Operations:
Net investment income (loss)	$159,858,311	$153,512,638
Net realized gain (loss)	(73,918)	(56,454,736)
Net change in unrealized appreciation (depreciation)	18,934,348	190,921,470
Net increase (decrease) in net assets resulting from operations	178,718,741	287,979,372
Distributions to shareholders:
Initial Class	(24,060,031)	(23,513,967)
Service Class	(130,361,434)	(123,530,101)
Total distributions to shareholders	(154,421,465)	(147,044,068)
Capital share transactions:
Net proceeds from sales of shares	258,888,501	157,785,599
Net asset value of shares issued to shareholders in reinvestment of distributions	154,421,465	147,044,068
Cost of shares redeemed	(377,532,566)	(463,040,044)
Increase (decrease) in net assets derived from capital share transactions	35,777,400	(158,210,377)
Net increase (decrease) in net assets	60,074,676	(17,275,073)
Net Assets
Beginning of year	2,637,279,868	2,654,554,941
End of year	$2,697,354,544	$2,637,279,868
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
21

Financial Highlights selected per share data and ratios
	Year Ended December 31,
Initial Class	2024	2023	2022	2021	2020
Net asset value at beginning of year	$9.08	$8.62	$9.94	$9.89	$9.96
Net investment income (loss) (a)	0.57	0.54	0.47	0.47	0.54
Net realized and unrealized gain (loss)	0.07	0.45	(1.29)	0.08	(0.04)
Total from investment operations	0.64	0.99	(0.82)	0.55	0.50
Less distributions:
From net investment income	(0.56)	(0.53)	(0.50)	(0.50)	(0.57)
Net asset value at end of year	$9.16	$9.08	$8.62	$9.94	$9.89
Total investment return (b)	7.12%	11.87%	(8.06)%	5.51%	5.40%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	6.18%	6.03%	5.15%	4.66%	5.56%
Net expenses	0.58%	0.58%	0.58%	0.58%	0.59%(c)
Portfolio turnover rate	29%	18%	12%	35%	39%
Net assets at end of year (in 000's)	$409,142	$404,006	$444,733	$592,890	$461,075

(a)	Per share data based on average shares outstanding during the year.
(b)	Total return does not reflect any deduction of sales charges, mortality and expense charges, contract charges or administrative charges.
(c)	In addition to the fees and expenses which the Portfolio bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.

	Year Ended December 31,
Service Class	2024	2023	2022	2021	2020
Net asset value at beginning of year	$8.91	$8.47	$9.77	$9.74	$9.81
Net investment income (loss) (a)	0.54	0.51	0.44	0.44	0.50
Net realized and unrealized gain (loss)	0.07	0.44	(1.26)	0.06	(0.02)
Total from investment operations	0.61	0.95	(0.82)	0.50	0.48
Less distributions:
From net investment income	(0.54)	(0.51)	(0.48)	(0.47)	(0.55)
Net asset value at end of year	$8.98	$8.91	$8.47	$9.77	$9.74
Total investment return (b)	6.85%	11.59%	(8.29)%	5.25%	5.14%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	5.93%	5.80%	4.91%	4.43%	5.31%
Net expenses	0.83%	0.83%	0.83%	0.83%	0.84%(c)
Portfolio turnover rate	29%	18%	12%	35%	39%
Net assets at end of year (in 000's)	$2,288,213	$2,233,274	$2,209,821	$2,778,783	$2,614,734

(a)	Per share data based on average shares outstanding during the year.
(b)	Total return does not reflect any deduction of sales charges, mortality and expense charges, contract charges or administrative charges.
(c)	In addition to the fees and expenses which the Portfolio bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
22	NYLI VP MacKay High Yield Corporate Bond Portfolio

Notes to Financial Statements
Note 1–Organization and Business
New York Life Investments VP Funds Trust (the “Fund”) (formerly known as MainStay VP Funds Trust) was organized as a Delaware statutory trust on February 1, 2011. The Fund is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Fund is comprised of thirty-three separate series (collectively referred to as the “Portfolios”). These financial statements and notes relate to the NYLI VP MacKay High Yield Corporate Bond Portfolio (formerly known as MainStay VP MacKay High Yield Corporate Bond Portfolio) (the "Portfolio"), a "diversified” portfolio, as that term is defined in the 1940 Act, as interpreted or modified by regulatory authorities having jurisdiction, from time to time.
Shares of the Portfolio are currently offered to certain separate accounts to fund variable annuity policies and variable universal life insurance policies issued by New York Life Insurance and Annuity Corporation (“NYLIAC”), a wholly-owned subsidiary of New York Life Insurance Company (“New York Life”) and may also be offered to fund variable annuity policies and variable universal life insurance policies issued by other insurance companies. NYLIAC allocates shares of the Portfolio to, among others, certain NYLIAC separate accounts. Shares of the Portfolio are also offered to the NYLI VP Conservative Allocation Portfolio, NYLI VP Moderate Allocation Portfolio, NYLI VP Growth Allocation Portfolio and NYLI VP Equity Allocation Portfolio, which operate as “funds-of-funds," and other variable insurance funds.
The following table lists the Portfolio's share classes that have been registered and commenced operations:
Class	Commenced Operations
Initial Class	May 1, 1995
Service Class	June 4, 2003
Shares of the Portfolio are offered and are redeemed at a price equal to their respective net asset value (“NAV”) per share. No sales or redemption charge is applicable to the purchase or redemption of the Portfolio's shares. Under the terms of the Fund’s multiple class plan, adopted pursuant to Rule 18f-3 under the 1940 Act, the classes differ in that, among other things, Service Class shares of the Portfolio pay a combined distribution and service fee of 0.25% of average daily net assets attributable to Service Class shares of the Portfolio to the Distributor (as defined in Note 3(B)) pursuant to a plan adopted in accordance with Rule 12b-1 under the 1940 Act. Contract owners of variable annuity contracts purchased after June 2, 2003, are permitted to invest only in the Service Class shares.
The Portfolio's investment objective is to seek maximum current income through investment in a diversified portfolio of high-yield debt securities. Capital appreciation is a secondary objective.
In this reporting period, the Portfolio adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures ("ASU 2023-07"). Adoption of the new standard impacted financial statement disclosures only and did not affect the Portfolio's financial position or its results of operations. The intent of ASU 2023-07 is, through improved segment disclosures, to enable investors to better understand an entity's overall performance and to assess its potential future cash flows. NYLI Disclosure Committee ("Committee") acts as the Portfolio's chief operating decision maker assessing performance and making decisions about resource allocation. The Committee has determined that the Portfolio has a single operating segment based on the fact that the Committee monitors the operating results of the Portfolio as a whole and the Portfolio's long-term strategic asset allocation is pre-determined in accordance with the terms of its respective prospectus, based on a defined investment strategy which is executed by the Portfolio's portfolio managers as a team. The financial information provided to and reviewed by the Committee is consistent with that presented in the Portfolio's Portfolio of Investments, Statement of Changes in Net Assets and Financial Highlights.
Note 2–Significant Accounting Policies
The Portfolio is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services—Investment Companies. The Portfolio prepares its financial statements in accordance with generally accepted accounting principles (“GAAP”) in the United States of America and follows the significant accounting policies described below.
(A) Securities Valuation.  Investments are usually valued as of the close of regular trading on the New York Stock Exchange (the "Exchange") (usually 4:00 p.m. Eastern time) on each day the Portfolio is open for business ("valuation date").
Pursuant to Rule 2a-5 under the 1940 Act, the Board of Trustees of the Fund (the "Board") has designated New York Life Investment Management LLC (“New York Life Investments” or the "Manager") as its Valuation Designee (the "Valuation Designee"). The Valuation Designee is responsible for performing fair valuations relating to all investments in the Portfolio’s portfolio for which market quotations are not readily available; periodically assessing and managing material valuation risks; establishing and applying fair value methodologies; testing fair valuation methodologies; evaluating and overseeing pricing services; ensuring appropriate segregation of valuation and portfolio management functions; providing quarterly, annual and prompt reporting to the Board, as appropriate; identifying potential conflicts of interest; and maintaining appropriate records. The Valuation Designee has established a valuation committee ("Valuation Committee") to assist in carrying out the Valuation Designee’s responsibilities and establish prices of securities for which market quotations are not readily available. The Portfolio's and the Valuation Designee's policies and procedures ("Valuation Procedures") govern the Valuation Designee’s selection and application of methodologies for determining and calculating the fair value of Portfolio investments. The Valuation Designee may value the Portfolio's portfolio securities for which market quotations are not readily available and other Portfolio assets utilizing inputs from pricing services and other third-party

23

Notes to Financial Statements (continued)
sources. The Valuation Committee meets (in person, via electronic mail or via teleconference) on an ad-hoc basis to determine fair valuations and on a quarterly basis to review fair value events with respect to certain securities for which market quotations are not readily available, including valuation risks and back-testing results, and to preview reports to the Board.
The Valuation Committee establishes prices of securities for which market quotations are not readily available based on such methodologies and measurements on a regular basis after considering information that is reasonably available and deemed relevant by the Valuation Committee. The Board shall oversee the Valuation Designee and review fair valuation materials on a prompt, quarterly and annual basis and approve proposed revisions to the Valuation Procedures.
Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to the Valuation Procedures. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the Portfolio can access at the measurement date, provided that a quotation will not be readily available if it is not reliable. "Fair value" is defined as the price the Portfolio would reasonably expect to receive upon selling an asset or liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the asset or liability. Fair value measurements are determined within a framework that establishes a three-tier hierarchy that maximizes the use of observable market data and minimizes the use of unobservable inputs to establish a classification of fair value measurements for disclosure purposes. "Inputs" refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, such as the risk inherent in a particular valuation technique used to measure fair value using a pricing model and/or the risk inherent in the inputs for the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions market participants would use in pricing the asset or liability based on the information available. The inputs or methodology used for valuing assets or liabilities may not be an indication of the risks associated with investing in those assets or liabilities. The three-tier hierarchy of inputs is summarized below.
•	Level 1—quoted prices (unadjusted) in active markets for an identical asset or liability
•	Level 2—other significant observable inputs (including quoted prices for a similar asset or liability in active markets, interest rates and yield curves, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio's own assumptions about the assumptions that market participants would use in measuring fair value of an asset or liability)
The level of an asset or liability within the fair value hierarchy is based on the lowest level of an input, both individually and in the aggregate, that is significant to the fair value measurement. The aggregate value by input level of the Portfolio’s assets and liabilities as of December 31, 2024, is included at the end of the Portfolio of Investments.
The Portfolio may use third-party vendor evaluations, whose prices may be derived from one or more of the following standard inputs, among others:
• Benchmark yields	• Reported trades
• Broker/dealer quotes	• Issuer spreads
• Two-sided markets	• Benchmark securities
• Bids/offers	• Reference data (corporate actions or material event notices)
• Industry and economic events	• Comparable bonds
• Monthly payment information
An asset or liability for which a market quotation is not readily available is valued by methods deemed reasonable in good faith by the Valuation Committee, following the Valuation Procedures to represent fair value. Under these procedures, the Valuation Designee generally uses a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information. The Valuation Designee may also use an income-based valuation approach in which the anticipated future cash flows of the asset or liability are discounted to calculate fair value. Fair value represents a good faith approximation of the value of a security. Fair value determinations involve the consideration of a number of subjective factors, an analysis of applicable facts and circumstances and the exercise of judgment. As a result, it is possible that the fair value for a security determined in good faith in accordance with the Valuation Procedures may differ from valuations for the same security determined for other funds using their own valuation procedures. Although the Valuation Procedures are designed to value a security at the price the Portfolio may reasonably expect to receive upon the security's sale in an orderly transaction, there can be no assurance that any fair value determination thereunder would, in fact, approximate the amount that the Portfolio would actually realize upon the sale of the security or the price at which the security would trade if a reliable market price were readily available. During the year ended December 31, 2024, there were no material changes to the fair value methodologies.
Securities which may be valued in this manner include, but are not limited to: (i) a security for which trading has been halted or suspended or otherwise does not have a readily available market quotation on a given day; (ii) a debt security that has recently gone into default and for which there is not a current market quotation; (iii) a security of an issuer that has entered into a restructuring; (iv) a security that has been delisted from a national exchange; (v) a security subject to trading collars for which no or limited trading takes place; and (vi) a security whose principal market has been temporarily closed at a time when, under normal

24	NYLI VP MacKay High Yield Corporate Bond Portfolio

conditions, it would be open. Securities valued in this manner are generally categorized as Level 2 or 3 in the hierarchy.
Equity securities, rights and warrants, if applicable, are valued at the last quoted sales prices as of the close of regular trading on the relevant exchange on each valuation date. Securities that are not traded on the valuation date are valued at the mean of the last quoted bid and ask prices. Prices are normally taken from the principal market in which each security trades. These securities are generally categorized as Level 1 in the hierarchy.
Debt securities (other than convertible and municipal bonds) are valued at the evaluated bid prices (evaluated mean prices in the case of convertible and municipal bonds) supplied by a pricing agent or broker selected by the Valuation Designee, in consultation with the Subadvisor. The evaluations are market-based measurements processed through a pricing application and represents the pricing agent’s good faith determination as to what a holder may receive in an orderly transaction under market conditions. The rules-based logic utilizes valuation techniques that reflect participants’ assumptions and vary by asset class and per methodology, maximizing the use of relevant observable data including quoted prices for similar assets, benchmark yield curves and market corroborated inputs. The evaluated bid or mean prices are deemed by the Valuation Designee, in consultation with the Subadvisor, to be representative of market values at the regular close of trading of the Exchange on each valuation date. Debt securities purchased on a delayed delivery basis are marked to market daily until settlement at the forward settlement date. Debt securities, including corporate bonds, U.S. government and federal agency bonds, municipal bonds, foreign bonds, convertible bonds, asset-backed securities and mortgage-backed securities are generally categorized as Level 2 in the hierarchy.
Loan assignments, participations and commitments are valued at the average of bid quotations obtained from the engaged independent pricing service and are generally categorized as Level 2 in the hierarchy. Certain loan assignments, participations and commitments may be valued by utilizing significant unobservable inputs obtained from the pricing service and are generally categorized as Level 3 in the hierarchy.
The information above is not intended to reflect an exhaustive list of the methodologies that may be used to value portfolio investments. The Valuation Procedures permit the use of a variety of valuation methodologies in connection with valuing portfolio investments. The methodology used for a specific type of investment may vary based on the market data available or other considerations. The methodologies summarized above may not represent the specific means by which portfolio investments are valued on any particular business day.
A portfolio investment may be classified as an illiquid investment under the Portfolio's written liquidity risk management program and related procedures (“Liquidity Program”). Illiquidity of an investment might prevent the sale of such investment at a time when the Manager or the Subadvisor might wish to sell, and these investments could have the effect of decreasing the overall level of the Portfolio's liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid investments, requiring the Portfolio to rely on judgments that may be somewhat subjective in measuring value, which could vary materially from the amount that the Portfolio could realize upon disposition. Difficulty in selling illiquid investments may result in a loss or may be costly to the Portfolio. An illiquid investment is any investment that the Manager or Subadvisor reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. The liquidity classification of each investment will be made using information obtained after reasonable inquiry and taking into account, among other things, relevant market, trading and investment-specific considerations in accordance with the Liquidity Program. Illiquid investments are often fair valued in accordance with the Portfolio's procedures described above. The liquidity of the Portfolio's investments was determined as of December 31, 2024, and can change at any time.
(B) Income Taxes.   The Portfolio's policy is to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute all of its taxable income to the shareholders of the Portfolio within the allowable time limits.
The Manager evaluates the Portfolio’s tax positions to determine if the tax positions taken meet the minimum recognition threshold in connection with accounting for uncertainties in income tax positions taken or expected to be taken for the purposes of measuring and recognizing tax liabilities in the financial statements. Recognition of tax benefits of an uncertain tax position is permitted only to the extent the position is “more likely than not” to be sustained assuming examination by taxing authorities. The Manager analyzed the Portfolio's tax positions taken on federal, state and local income tax returns for all open tax years (for up to three tax years) and has concluded that no provisions for federal, state and local income tax are required in the Portfolio's financial statements. The Portfolio's federal, state and local income tax and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state and local departments of revenue.
(C) Dividends and Distributions to Shareholders. Dividends and distributions are recorded on the ex-dividend date. The Portfolio intends to declare and pay dividends from net investment income and distributions from net realized capital and currency gains, if any, at least annually. All dividends and distributions are reinvested at NAV in the same class of shares of the Portfolio. Dividends and distributions to shareholders are determined in accordance with federal income tax regulations and may differ from determinations using GAAP.
(D) Security Transactions and Investment Income.  The Portfolio records security transactions on the trade date. Realized gains and losses on security transactions are determined using the identified cost method. Dividend income is recognized on the ex-dividend date; and interest income is accrued as earned using the effective interest rate method. Discounts and premiums on securities purchased for the Portfolio are
25

Notes to Financial Statements (continued)
accreted and amortized, respectively, on the effective interest rate method. Income from payment-in-kind securities is accreted daily based on the effective interest method. Investment income and realized and unrealized gains and losses on investments of the Portfolio are allocated pro rata to the separate classes of shares based upon their relative net assets on the date the income is earned or realized and unrealized gains and losses are incurred.
Investment income and realized and unrealized gains and losses on investments of the Portfolio are allocated pro rata to the separate classes of shares based upon their relative net assets on the date the income is earned or realized and unrealized gains and losses are incurred.
The Portfolio may place a debt security on non-accrual status and reduce related interest income by ceasing current accruals and writing off all or a portion of any interest receivables when the collection of all or a portion of such interest has become doubtful. A debt security is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.
(E) Expenses.  Expenses of the Fund are allocated to the individual Portfolios in proportion to the net assets of the respective Portfolios when the expenses are incurred, except where direct allocations of expenses can be made. Expenses (other than fees incurred under the distribution and service plans, further discussed in Note 3(B), which are charged directly to the Service Class shares) are allocated to separate classes of shares pro rata based upon their relative net assets on the date the expenses are incurred. The expenses borne by the Portfolio, including those of related parties to the Portfolio, are shown in the Statement of Operations.
(F) Use of Estimates.  In preparing financial statements in conformity with GAAP, the Manager makes estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates and assumptions.
(G) Loan Assignments, Participations and Commitments.  The Portfolio may invest in loan assignments and participations ("loans"). Commitments are agreements to make money available to a borrower in a specified amount, at a specified rate and within a specified time. The Portfolio records an investment when the borrower withdraws money on a commitment or when a funded loan is purchased (trade date) and records interest as earned. These loans pay interest at rates that are periodically reset by reference to a base lending rate plus a spread. These base lending rates are generally the prime rate offered by a designated U.S. bank, the Secured Overnight Financing Rate ("SOFR") or an alternative reference rate.
The loans in which the Portfolio may invest are generally readily marketable, but may be subject to some restrictions on resale. For example, the Portfolio may be contractually obligated to receive approval from the agent bank and/or borrower prior to the sale of these investments. If the Portfolio purchases an assignment from a lender, the Portfolio will generally have direct contractual rights against the borrower in favor of the lender. If the Portfolio purchases a participation interest either from a lender or a participant, the Portfolio typically will have established a direct contractual relationship with the seller of the participation interest, but not with the borrower. Consequently, the Portfolio is subject to the credit risk of the lender or participant who sold the participation interest to the Portfolio, in addition to the usual credit risk of the borrower. In the event that the borrower, selling participant or intermediate participants become insolvent or enter into bankruptcy, the Portfolio may incur certain costs and delays in realizing payment, or may suffer a loss of principal and/or interest.
Unfunded commitments represent the remaining obligation of the Portfolio to the borrower. At any point in time, up to the maturity date of the issue, the borrower may demand the unfunded portion. Unfunded amounts, if any, are marked to market and any unrealized gains or losses are recorded in the Statement of Assets and Liabilities.
(H) Debt Securities Risk.  The ability of issuers of debt securities held by the Portfolio to meet their obligations may be affected by, among other things, economic or political developments in a specific country, industry or region. Debt securities are also subject to the risks associated with changes in interest rates. The Portfolio primarily invests in high-yield debt securities (commonly referred to as “junk bonds”), which are considered speculative because they present a greater risk of loss, including default, than higher rated debt securities. These securities pay investors a premium—a higher interest rate or yield than investment grade debt securities—because of the potential illiquidity and increased risk of loss. These securities can also be subject to greater price volatility. In times of unusual or adverse market, economic or political conditions, these securities may experience higher than normal default rates.
The loans in which the Portfolio invests are usually rated below investment grade, or if unrated, determined by the Subadvisor to be of comparable quality (commonly referred to as “junk bonds”) and are generally considered speculative because they present a greater risk of loss, including default, than higher quality debt securities. Moreover, such securities may, under certain circumstances, be particularly susceptible to liquidity and valuation risks.
Although certain loans are collateralized, there is no guarantee that the value of the collateral will be sufficient or available to satisfy the borrower's obligation. In a recession or serious credit event, the value of these investments could decline significantly. As a result, the Portfolio’s NAVs could go down and you could lose money.
In addition, loans generally are subject to extended settlement periods that may be longer than seven days. As a result, the Portfolio may be adversely affected by selling other investments at an unfavorable time and/or under unfavorable conditions or engaging in borrowing transactions, such as borrowing against its credit facility, to raise cash to meet redemption obligations or pursue other investment opportunities.
In certain circumstances, loans may not be deemed to be securities. As a result, the Portfolio may not have the protection of the anti-fraud provisions of the federal securities laws. In such cases, the Portfolio

26	NYLI VP MacKay High Yield Corporate Bond Portfolio

generally must rely on the contractual provisions in the loan agreement and common-law fraud protections under applicable state law.
(I) Indemnifications.  Under the Fund’s organizational documents, its officers and trustees are indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Portfolio enters into contracts with third-party service providers that contain a variety of representations and warranties and that may provide general indemnifications. The Portfolio's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio that have not yet occurred. The Manager believes that the risk of loss in connection with these potential indemnification obligations is remote. However, there can be no assurance that material liabilities related to such obligations will not arise in the future, which could adversely impact the Portfolio.
Note 3–Fees and Related Party Transactions
(A) Manager and Subadvisor. New York Life Investments, a registered investment adviser and an indirect, wholly-owned subsidiary of New York Life, serves as the Portfolio's Manager, pursuant to an Amended and Restated Management Agreement ("Management Agreement"). The Manager provides offices, conducts clerical, recordkeeping and bookkeeping services and keeps most of the financial and accounting records required to be maintained by the Portfolio. Except for the portion of salaries and expenses that are the responsibility of the Portfolio, the Manager pays the salaries and expenses of all personnel affiliated with the Portfolio and certain operational expenses of the Portfolio. The Portfolio reimburses New York Life Investments in an amount equal to the portion of the compensation of the Chief Compliance Officer attributable to the Portfolio. MacKay Shields LLC ("MacKay Shields" or the "Subadvisor"), a registered investment adviser and an indirect, wholly-owned subsidiary of New York Life, serves as the Subadvisor to the Portfolio and is responsible for the day-to-day portfolio management of the Portfolio. Pursuant to the terms of an Amended and Restated Subadvisory Agreement between New York Life Investments and MacKay Shields, New York Life Investments pays for the services of the Subadvisor.
Pursuant to the Management Agreement, the Fund pays the Manager, on behalf of the Portfolio, a monthly fee for the services performed and the facilities furnished at an annual rate of the Portfolio's average daily net assets as follows: 0.57% up to $1 billion; 0.55% from $1 billion to $5 billion; and 0.525% in excess of $5 billion. During the year ended December 31, 2024, the effective management fee rate was 0.56% of the Portfolio's average daily net assets.
During the year ended December 31, 2024, New York Life Investments earned fees from the Portfolio in the amount of $14,935,289 and paid the Subadvisor fees in the amount of $7,467,644.
JPMorgan Chase Bank, N.A. ("JPMorgan") provides sub-administration and sub-accounting services to the Portfolio pursuant to an agreement with New York Life Investments. These services include calculating the daily NAVs of the Portfolio, maintaining the general ledger and sub-ledger accounts for the calculation of the Portfolio's NAVs, and assisting New York Life Investments in conducting various aspects of the Portfolio's administrative operations. For providing these services to the Portfolio, JPMorgan is compensated by New York Life Investments.
Pursuant to an agreement between the Fund and New York Life Investments, New York Life Investments is responsible for providing or procuring certain regulatory reporting services for the Portfolio. The Portfolio will reimburse New York Life Investments for the actual costs incurred by New York Life Investments in connection with providing or procuring these services for the Portfolio.
(B) Distribution and Service Fees.  The Fund, on behalf of the Portfolio, has entered into a distribution agreement with NYLIFE Distributors LLC (the “Distributor”), an affiliate of New York Life Investments. The Portfolio has adopted a distribution plan (the “Plan”) in accordance with the provisions of Rule 12b-1 under the 1940 Act. Under the Plan, the Distributor has agreed to provide, through its affiliates or independent third parties, various distribution-related, shareholder and administrative support services to the Service Class shareholders. For its services, the Distributor is entitled to a combined distribution and service fee accrued daily and paid monthly at an annual rate of 0.25% of the average daily net assets attributable to the Service Class shares of the Portfolio.
Note 4-Federal Income Tax
As of December 31, 2024, the cost and unrealized appreciation (depreciation) of the Portfolio’s investment portfolio, including applicable derivative contracts and other financial instruments, as determined on a federal income tax basis, were as follows:
	Federal Tax Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Investments in Securities	$2,656,333,598	$43,071,738	$(137,090,939)	$(94,019,201)
As of December 31, 2024, the components of accumulated gain (loss) on a tax basis were as follows:
Ordinary Income	Accumulated Capital and Other Gain (Loss)	Other Temporary Differences	Unrealized Appreciation (Depreciation)	Total Accumulated Gain (Loss)
$161,069,550	$(202,326,642)	$(1,102,919)	$(94,065,548)	$(136,425,559)
The difference between book-basis and tax-basis unrealized appreciation (depreciation) is primarily due to cumulative bond amortization adjustments.
As of December 31, 2024, for federal income tax purposes, capital loss carryforwards of $202,326,642, as shown in the table below, were available to the extent provided by the regulations to offset future realized gains of the Portfolio. Accordingly, no capital gains distributions are
27

Notes to Financial Statements (continued)
expected to be paid to shareholders until net gains have been realized in excess of such amounts.
Capital Loss Available Through	Short-Term Capital Loss Amounts (000’s)	Long-Term Capital Loss Amounts (000’s)
Unlimited	$12,156	$190,171
During the years ended December 31, 2024 and December 31, 2023, the tax character of distributions paid as reflected in the Statements of Changes in Net Assets was as follows:
	2024	2023
Distributions paid from:
Ordinary Income	$154,421,465	$147,044,068
Note 5–Commitments and Contingencies
As of December 31, 2024, the Portfolio had unfunded commitments pursuant to the following loan agreements:
Borrower	Unfunded Commitments	Unrealized Appreciation/ (Depreciation)
American Rock Salt Co. LLC, First Lien First Out Delayed Draw Commitment Term Loan 11.471%, (1 Month SOFR + 7.00%), due 6/9/28	$1,150,830	$12,330
ASP Unifrax Holdings, Inc., First Lien Delayed Draw Term Loan, TBD, due 10/1/29	2,875,189	(58,677)
Total	$4,026,019	$(46,347)
Commitments are available until maturity date.

Note 6–Restricted Securities
Restricted securities are subject to legal or contractual restrictions on resale. Private placement securities are generally considered to be restricted except for those securities traded between qualified institutional investors under the provisions of Rule 144A of the Securities Act of 1933, as amended. Disposal of restricted securities may involve time consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult to achieve.
As of December 31, 2024, restricted securities held by the Portfolio were as follows:
Security	Date(s) of Acquisition	Principal Amount/ Shares	Cost	12/31/24 Value	Percent of Net Assets
Briggs & Stratton Corp. Escrow Claim Shares
Corporate Bond 6.875%, due 12/15/20	2/26/21	$ 5,030,000	$ 5,170,425	$ —	0.0%
GenOn Energy, Inc.
Common Stock	12/14/18	115,826	12,970,154	3,590,606	0.1
Sterling Entertainment Enterprises LLC
Corporate Bond 10.25%, due 1/15/25	12/28/17	$ 7,000,000	6,999,205	5,250,000	0.2
Total			$ 25,139,784	$ 8,840,606	0.3%

28	NYLI VP MacKay High Yield Corporate Bond Portfolio

Note 7–Custodian
JPMorgan is the custodian of cash and securities held by the Portfolio. Custodial fees are charged to the Portfolio based on the Portfolio's net assets and/or the market value of securities held by the Portfolio and the number of certain transactions incurred by the Portfolio.
Note 8–Line of Credit
The Portfolio and certain other funds managed by New York Life Investments maintain a line of credit with a syndicate of banks in order to secure a source of funds for temporary purposes to meet unanticipated or excessive redemption requests.
Effective July 23, 2024, under the credit agreement (the “Credit Agreement”), the aggregate commitment amount is $600,000,000 with an additional uncommitted amount of $100,000,000. The commitment fee is an annual rate of 0.15% of the average commitment amount payable quarterly, regardless of usage, to JPMorgan, who serves as the agent to the syndicate. The commitment fee is allocated among the Portfolio and certain other funds managed by New York Life Investments based upon their respective net assets and other factors. Interest on any revolving credit loan is charged based upon the Federal Funds Rate, Daily Simple Secured Overnight Financing Rate ("SOFR") + 0.10%, or the Overnight Bank Funding Rate, whichever is higher. The Credit Agreement expires on July 22, 2025, although the Portfolio, certain other funds managed by New York Life Investments and the syndicate of banks may renew the Credit Agreement for an additional year on the same or different terms or enter into a credit agreement with a different syndicate of banks. Prior to July 23, 2024, the aggregate commitment amount and the commitment fee were the same as those under the current Credit Agreement. During the year ended December 31, 2024, there were no borrowings made or outstanding with respect to the Portfolio under the Credit Agreement.
Note 9–Interfund Lending Program
Pursuant to an exemptive order issued by the SEC, the Portfolio, along with certain other funds managed by New York Life Investments, may participate in an interfund lending program. The interfund lending program provides an alternative credit facility that permits the Portfolio and certain other funds managed by New York Life Investments to lend or borrow money for temporary purposes directly to or from one another, subject to the conditions of the exemptive order. During the year ended December 31, 2024, there were no interfund loans made or outstanding with respect to the Portfolio.
Note 10–Purchases and Sales of Securities (in 000’s)
During the year ended December 31, 2024, purchases and sales of securities, other than short-term securities, were $792,401 and $751,012, respectively.
Note 11–Capital Share Transactions
Transactions in capital shares for the years ended December 31, 2024 and December 31, 2023, were as follows:
Initial Class	Shares	Amount
Year ended December 31, 2024:
Shares sold	2,826,897	$26,141,529
Shares issued to shareholders in reinvestment of distributions	2,645,442	24,060,031
Shares redeemed	(5,303,799)	(49,052,869)
Net increase (decrease)	168,540	$1,148,691
Year ended December 31, 2023:
Shares sold	2,543,277	$22,581,222
Shares issued to shareholders in reinvestment of distributions	2,755,812	23,513,967
Shares redeemed	(12,386,994)	(109,896,288)
Net increase (decrease)	(7,087,905)	$(63,801,099)

Service Class	Shares	Amount
Year ended December 31, 2024:
Shares sold	25,678,559	$232,746,972
Shares issued to shareholders in reinvestment of distributions	14,608,451	130,361,434
Shares redeemed	(36,077,053)	(328,479,697)
Net increase (decrease)	4,209,957	$34,628,709
Year ended December 31, 2023:
Shares sold	15,363,866	$135,204,377
Shares issued to shareholders in reinvestment of distributions	14,737,721	123,530,101
Shares redeemed	(40,427,375)	(353,143,756)
Net increase (decrease)	(10,325,788)	$(94,409,278)
Note 12–Recent Accounting Pronouncement
In December 2023, the FASB issued Accounting Standard Update No. 2023-09, Income Taxes (ASC 740) Improvements to Income Tax Disclosures (“ASU 2023-09”). The primary purpose of the amendments within ASU 2023-09 is to enhance the transparency and decision usefulness of income tax disclosures primarily related to the rate reconciliation table and income taxes paid information. The amendments in ASU 2023-09 require that public business entities on an annual basis (1) disclose specific categories in the rate reconciliation and (2) provide additional information for reconciling items that meet a quantitative threshold. In addition, the amendments in this ASU 2023-09 require that all entities disclose on an annual basis taxes paid disaggregated by; federal, state, foreign, and jurisdiction (when income taxes paid is equal to or greater than five percent of total income taxes paid). The amendments in ASU 2023-09 are effective for public business entities beginning after December 15, 2024. Early adoption is permitted for annual financial statements that have not yet been issued or made available for issuance. The amendments in ASU 2023-09 should be applied on a prospective basis. Retrospective application is permitted. Management is currently assessing the impact this standard will have on
29

Notes to Financial Statements (continued)
our financial statements as well as the method by which we will adopt the new standard. The Adviser does not expect the guidance to have a material impact to the Portfolio.
Note 13–Subsequent Events
In connection with the preparation of the financial statements of the Portfolio for the year ended December 31, 2024, events and transactions subsequent to December 31, 2024, through the date the financial statements were issued, have been evaluated by the Manager for possible adjustment and/or disclosure. No subsequent events requiring financial statement adjustment or disclosure have been identified.
30	NYLI VP MacKay High Yield Corporate Bond Portfolio

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of  New York Life Investments VP Funds Trust (formerly known as MainStay VP Funds Trust)  and Shareholders of NYLI VP MacKay High Yield Corporate Bond Portfolio (formerly known as MainStay VP MacKay High Yield Corporate Bond Portfolio)
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of NYLI VP MacKay High Yield Corporate Bond Portfolio (one of the portfolios constituting New York Life Investments VP Funds Trust, referred to hereafter as the “Portfolio”) as of December 31, 2024, the related statement of operations for the year ended December 31, 2024, the statements of changes in net assets for each of the two years in the period ended December 31, 2024, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2024 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Portfolio as of December 31, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2024 and the financial highlights for each of the five years in the period ended December 31, 2024 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Portfolio’s management. Our responsibility is to express an opinion on the Portfolio’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Portfolio in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2024 by correspondence with the custodians, agent banks and broker; when replies were not received from agent bank and broker, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
New York, New York
February 21, 2025
We have served as the auditor of one or more investment companies in the New York Life Investments group of funds since 1984.
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Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
Included in the Statement of Operations within the Portfolio’s Financial Statements.
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Statement Regarding Basis for Approval of Investment Advisory Agreement and Subadvisory Agreement
The continuation of the Management Agreement with respect to each series (“Portfolio”) of the New York Life Investments VP Funds Trust (“Trust”) and New York Life Investment Management LLC (“New York Life Investments”) and each of the Subadvisory Agreements between New York Life Investments and each of American Century Investment Management, Inc., Brown Advisory LLC, Candriam, CBRE Investment Management Listed Real Assets LLC, Epoch Investment Partners, Inc., FIAM LLC, Janus Henderson Investors US LLC, MacKay Shields LLC, Newton Investment Management North America, LLC, NYL Investors LLC, Pacific Investment Management Company LLC, PineStone Asset Management Inc., Segall Bryant & Hamill, LLC, Wellington Management Company LLP and Winslow Capital Management, LLC (together, “Subadvisors”)1 with respect to the applicable Portfolio(s) (together, “Advisory Agreements”) is subject to annual review and approval by the Board of Trustees of the Trust (“Board”) in accordance with Section 15 of the Investment Company Act of 1940, as amended (“1940 Act”).  At its December 3–4, 2024 meeting, the Board, including the Trustees who are not an “interested person” (as such term is defined in the 1940 Act) of the Trust (“Independent Trustees”) voting separately, unanimously approved the continuation of each of the Advisory Agreements for each applicable Portfolio for a one-year period.
In reaching the decision to approve the continuation of each of the Advisory Agreements, the Board considered information and materials furnished by New York Life Investments and each Subadvisor in connection with an annual contract review process undertaken by the Board that took place at meetings of the Board and its Contracts Committee from September 2024 through December 2024, including information and materials furnished by New York Life Investments and each Subadvisor in response to requests prepared on behalf of the Board, and in consultation with the Independent Trustees, by independent legal counsel to the Independent Trustees, which encompassed a variety of topics, including those summarized below.  Information and materials requested by and furnished to the Board for consideration in connection with the contract review process included, among other items, reports on each Portfolio and “peer funds” prepared by Institutional Shareholder Services Inc. (“ISS”), an independent third-party service provider engaged by the Board to report objectively on each Portfolio’s investment performance, management fee and total expenses.  The Board also considered information on the fees charged to other investment advisory clients of New York Life Investments and/or each applicable Subadvisor that follow investment strategies similar to those of each Portfolio, if any, and, when applicable, the rationale for differences in each Portfolio’s management and subadvisory fees, as applicable, and the fees charged to those other investment advisory clients.  In addition, the Board considered information regarding the legal standards and fiduciary obligations applicable to its consideration of the continuation of each of the Advisory Agreements.  The contract review process, including the structure and format for information and materials provided to the Board, has been developed in consultation with the Board.  The Independent
Trustees also met in executive sessions with their independent legal counsel and, for portions thereof, with senior management of New York Life Investments.
The Board’s deliberations with respect to the continuation of each of the Advisory Agreements reflect a year-long process, and the Board also took into account information furnished to the Board and its Committees throughout the year, as deemed relevant and appropriate by the Trustees, including, among other items, reports on investment performance of each Portfolio and investment-related matters for each Portfolio as well as presentations from New York Life Investments and, generally annually, personnel of each Subadvisor.  In addition, the Board took into account other information provided by New York Life Investments throughout the year, including, among other items, periodic reports on legal and compliance matters, risk management, portfolio turnover, brokerage commissions and non-advisory services provided to each Portfolio by New York Life Investments, as deemed relevant and appropriate by the Trustees.
In addition to information provided to the Board throughout the year, the Board received information in connection with its June 2024 meeting provided specifically in response to requests prepared on behalf of the Board, and in consultation with the Independent Trustees, by independent legal counsel to the Independent Trustees regarding each Portfolio’s distribution arrangements.  In addition, the Board received information regarding each Portfolio’s asset levels, share purchase and redemption activity and the payment of Rule 12b-1 and/or certain other fees by the applicable share class(es) of each applicable Portfolio, among other information.
In considering the continuation of each of the Advisory Agreements, the Trustees reviewed and evaluated the information and factors they believed to reasonably be necessary and appropriate in light of legal advice furnished to them by independent legal counsel to the Independent Trustees and through the exercise of their own business judgment.  Although individual Trustees may have weighed certain factors or information differently and the Board did not consider any single factor or information controlling in reaching its decision, the factors that figured prominently in the Board’s consideration of the continuation of each of the Advisory Agreements with respect to each applicable Portfolio are summarized in more detail below and include, among other factors: (i) the nature, extent and quality of the services provided to the Portfolio by New York Life Investments and the Subadvisor(s), if applicable; (ii) the qualifications of the portfolio manager(s) of the Portfolio and the historical investment performance of the Portfolio, New York Life Investments and, if applicable, the Subadvisor(s); (iii) the costs of the services provided, and profits realized, by New York Life Investments and the Subadvisor(s), if applicable, with respect to their relationships with the Portfolio; (iv) the extent to which economies of scale have been realized or may be realized if the Portfolio grows and the extent to which any economies of scale have been shared, have benefited or may benefit the Portfolio’s

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shareholders; and (v) the reasonableness of the Portfolio’s management and, if applicable, subadvisory fees and total ordinary operating expenses.  Although the Board recognized that comparisons between each Portfolio’s fees and expenses and those of other funds are imprecise given different terms of agreements, variations in fund strategies and other factors, the Board considered the reasonableness of each Portfolio’s management fee and total ordinary operating expenses as compared to peer funds identified by ISS.  Throughout their considerations, the Trustees acknowledged the commitment of New York Life Investments and its affiliates to serve the New York Life Investments Group of Funds, as well as their capacity, experience, resources, financial stability and reputations.  The Trustees also acknowledged the entrepreneurial and other risks assumed by New York Life Investments in sponsoring and managing each Portfolio.  With respect to the Subadvisory Agreements, the Board took into account New York Life Investments’ recommendation to approve the continuation of each of the Subadvisory Agreements.
The Trustees noted that, throughout the year, the Trustees are afforded an opportunity to ask questions of, and request additional information or materials from, New York Life Investments and each Subadvisor.  The Board’s decision with respect to each of the Advisory Agreements may have also been based, in part, on the Board’s knowledge of New York Life Investments and each Subadvisor resulting from, among other things, the Board’s consideration of each of the Advisory Agreements in prior years, the advisory agreements for other funds in the New York Life Investments Group of Funds, the Board’s review throughout the year of the performance and operations of other funds in the New York Life Investments Group of Funds and each Trustee’s business judgment and industry experience.  In addition to considering the above-referenced factors, the Board observed that in the marketplace, notably under variable life insurance policies and variable annuity contracts for which each Portfolio serves as an investment option, there are a range of investment options available to investors and that each Portfolio’s shareholders, having had the opportunity to consider other investment options, have invested in the Portfolio.
The factors that figured prominently in the Board’s decision to approve the continuation of each of the Advisory Agreements during the Board’s December 3-4, 2024 meeting are summarized in more detail below.  The Board considered on a Portfolio-by-Portfolio basis the factors and information deemed relevant and appropriate by the Trustees to evaluate the continuation of each of the Advisory Agreements, and the Board’s decision was made separately with respect to each Portfolio.
Nature, Extent and Quality of Services Provided by New York Life Investments and the Subadvisors
The Board examined the nature, extent and quality of the services that New York Life Investments provides to each Portfolio.  The Board evaluated New York Life Investments’ experience and capabilities in serving as manager of each Portfolio and considered that each Portfolio with one or more Subadvisors operates in a “manager-of-managers” structure.  The Board also considered New York Life Investments’
responsibilities and services provided pursuant to this structure, including overseeing the services provided by each Subadvisor, evaluating the performance of each Subadvisor, making recommendations to the Board as to whether each Subadvisory Agreement should be renewed, modified or terminated and periodically reporting to the Board regarding the results of New York Life Investments’ evaluation and monitoring functions.  The Board noted that New York Life Investments manages other mutual funds, serves a variety of other investment advisory clients, including other pooled investment vehicles, and has experience overseeing mutual fund service providers, including subadvisors.  The Board considered the experience of senior personnel at New York Life Investments providing management and administrative and other non-advisory services to each Portfolio.  The Board observed that New York Life Investments devotes significant resources and time to providing management and administrative and other non-advisory services to each Portfolio, including, for Portfolios with one or more Subadvisors, New York Life Investments’ oversight and due diligence reviews of each Subadvisor and ongoing analysis of, and interactions with, each Subadvisor with respect to, among other things, the applicable Portfolio’s or Portfolios’ investment performance and risks as well as each Subadvisor’s investment capabilities and subadvisory services with respect to the applicable Portfolio(s).
The Board also considered the range of services that New York Life Investments provides to each Portfolio under the terms of the Management Agreement, including: (i) fund accounting and ongoing supervisory services provided by New York Life Investments’ Fund Administration and Accounting Group; (ii) investment supervisory and analytical services provided by New York Life Investments’ Investment Consulting Group; (iii) compliance services provided by the Trust’s Chief Compliance Officer as well as New York Life Investments’ compliance department; (iv) legal services provided by New York Life Investments’ Office of the General Counsel; and (v) risk management monitoring and analysis by compliance and investment personnel.  In addition, the Board considered New York Life Investments’ willingness to invest in personnel and other resources, such as cyber security, information security and business continuity planning, that may benefit each Portfolio and noted that New York Life Investments is responsible for compensating the Trust’s officers, except for a portion of the salary of the Trust’s Chief Compliance Officer.  The Board recognized that New York Life Investments provides certain other non-advisory services to each Portfolio and has over time provided an increasingly broad array of non-advisory services to the New York Life Investments Group of Funds as a result of regulatory and other developments.
The Board also examined the range, and the nature, extent and quality, of the investment advisory services that New York Life Investments and each Subadvisor provides to the applicable Portfolio(s) and considered the terms of each of the Advisory Agreements.  The Board evaluated New York Life Investments’ and each Subadvisor’s experience and performance in serving as investment adviser or subadvisor, respectively, to the applicable Portfolio(s) and advising other portfolios and New York Life Investments’ and each Subadvisor’s track record and experience in
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providing investment advisory services as well as the experience of investment advisory and other senior personnel at New York Life Investments and each Subadvisor.  The Board considered New York Life Investments’ and each Subadvisor’s overall resources, legal and compliance environment, capabilities, reputation, financial condition and history.  In addition to information provided in connection with quarterly meetings with the Trust’s Chief Compliance Officer, the Board considered information regarding the compliance policies and procedures of New York Life Investments and each Subadvisor.  The Board also considered New York Life Investments’ and each Subadvisor’s ability to recruit and retain qualified investment professionals and willingness to invest in personnel and other resources that may benefit the applicable Portfolio(s).  In this regard, the Board considered the qualifications and experience of each Portfolio’s portfolio manager(s), the number of accounts managed by the portfolio manager(s) and the method for compensating the portfolio manager(s).
Because the NYLI VP Conservative Allocation Portfolio, NYLI VP Moderate Allocation Portfolio, NYLI VP Growth Allocation Portfolio and NYLI VP Equity Allocation Portfolio (together, the “Allocation Portfolios”) invest substantially all their assets in other funds advised by New York Life Investments or its affiliates, the Board considered information from New York Life Investments regarding the investment rationale and process for the allocation among and selection of the underlying funds in which the Allocation Portfolios invest.
In addition, the Board considered information provided by New York Life Investments and each Subadvisor regarding their respective business continuity and disaster recovery plans.
Based on these considerations, among others, the Board concluded that each Portfolio would likely continue to benefit from the nature, extent and quality of these services.
Investment Performance
In evaluating each Portfolio’s investment performance, the Board considered investment performance results over various periods in light of each Portfolio’s investment objective and strategies.  The Board considered investment reports on, and analysis of, each Portfolio’s performance provided to the Board throughout the year, including each Portfolio’s investment performance compared to each Portfolio’s relevant benchmark(s).  With respect to each of the NYLI VP Hedge Multi-Strategy Portfolio and the NYLI VP S&P 500 Index Portfolio, the Board also considered information regarding the Portfolio’s tracking error relative to its benchmark(s). The Board also considered information provided by ISS showing the investment performance of each Portfolio as compared to peer funds.
The Board also took into account its discussions with senior management at New York Life Investments concerning each Portfolio’s investment performance over various periods as well as discussions between a representative(s) of each Subadvisor and the members of the Board’s Investment Committee, which generally occur on an annual basis. The
Board also took into account the following considerations with respect to certain Portfolios:
1. In considering the investment performance of the NYLI VP American Century Sustainable Equity Portfolio, the Board noted that the Portfolio underperformed its peer funds for the one-, five- and ten-year periods ended July 31, 2024, and performed favorably relative to its peer funds for the three-year period ended July 31, 2024.  The Board considered its discussions with representatives from New York Life Investments and American Century Investment Management, Inc. regarding the Portfolio’s investment performance.
2. In considering the investment performance of the NYLI VP Balanced Portfolio, the Board noted that the Portfolio underperformed its peer funds for the one-year period ended July 31, 2024, performed in line with its peer funds for the five- and ten-year periods ended July 31, 2024, and performed favorably relative to its peer funds for the three-year period ended July 31, 2024.  The Board considered its discussions with representatives from New York Life Investments, NYL Investors LLC and Wellington Management Company LLP regarding the Portfolio’s investment performance.
3. In considering the investment performance of the NYLI VP Bond Portfolio, the Board noted that the Portfolio underperformed its peer funds for the three- and five-year periods ended July 31, 2024, and performed in line with its peer funds for the one- and ten-year periods ended July 31, 2024.  The Board considered its discussions with representatives from New York Life Investments and NYL Investors LLC regarding the Portfolio’s investment performance.
4. In considering the investment performance of the NYLI VP Candriam Emerging Markets Equity Portfolio, the Board noted that the Portfolio underperformed its peer funds for the three-, five- and ten-year periods ended July 31, 2024, and performed in line with its peer funds for the one-year period ended July 31, 2024.  The Board considered its discussions with representatives from New York Life Investments and Candriam regarding the Portfolio’s investment performance.
5. In considering the investment performance of the NYLI VP CBRE Global Infrastructure Portfolio, the Board noted that the Portfolio underperformed its peer funds for the five-year period ended July 31, 2024, and performed in line with its peer funds for the one- and three-year periods ended July 31, 2024.  The Board considered its discussions with representatives from New York Life Investments and CBRE Investment Management Listed Real Assets LLC regarding the Portfolio’s investment performance.
6. In considering the investment performance of the NYLI VP Hedge Multi-Strategy Portfolio, the Board noted that the Portfolio underperformed its peer funds for the three-, five- and ten-year periods ended July 31, 2024, and performed in line with its peer funds for the one-year period ended July 31, 2024.  The Board considered its discussions with representatives from New York Life Investments regarding the Portfolio’s investment performance.
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7. In considering the investment performance of the NYLI VP MacKay U.S. Infrastructure Bond Portfolio, the Board noted that the Portfolio underperformed its peer funds for the one-, five- and ten-year periods ended July 31, 2024, and performed favorably relative to its peer funds for the three-year period ended July 31, 2024.  The Board considered its discussions with representatives from New York Life Investments and MacKay Shields LLC regarding the Portfolio’s investment performance.
8. In considering the investment performance of the NYLI VP PineStone International Equity Portfolio, the Board noted that the Portfolio underperformed its peer funds for the one-, three-, five- and ten-year periods ended July 31, 2024.  The Board considered its discussions with representatives from New York Life Investments and PineStone Asset Management Inc. regarding the Portfolio’s investment performance.
9. With respect to the NYLI VP Schroders Mid Cap Opportunities Portfolio, the Board considered its discussions with representatives from New York Life Investments regarding the Portfolio’s investment performance and the Board’s approval of a new subadvisory agreement between New York Life Investments and Schroder Investment Management North America Inc. with respect to the Portfolio and approval to reposition the Portfolio, effective August 12, 2024.
10. In considering the investment performance of the NYLI VP Wellington Small Cap Portfolio, the Board noted that the Portfolio underperformed its peer funds for the three- and five-year periods ended July 31, 2024, and performed favorably relative to its peer funds for the one-year period ended July 31, 2024.  The Board considered its discussions with representatives from New York Life Investments and Wellington Management Company LLP regarding the Portfolio’s investment performance.
Based on these considerations, among others, the Board concluded that its review of each Portfolio’s investment performance and related information supported a determination to approve the continuation of each of the Advisory Agreements.
Costs of the Services Provided, and Profits and Other Benefits Realized, by New York Life Investments and the Subadvisors
Portfolios with Affiliated Subadvisors
The Board considered the costs of the services provided under each of the Advisory Agreements.  The Board also considered the profitability of New York Life Investments and its affiliates, including each Affiliated Subadvisor, due to their relationships with the applicable Portfolio(s) as well as of New York Life Investments and its affiliates due to their relationships with the New York Life Investments Group of Funds.  Because each Affiliated Subadvisor is an affiliate of New York Life Investments whose subadvisory fee is paid by New York Life Investments, not the applicable Portfolio(s), the Board considered cost and profitability information for New York Life Investments and each Affiliated Subadvisor in the aggregate.
In addition, the Board acknowledged the difficulty in obtaining reliable comparative data about mutual fund managers’ profitability because such information generally is not publicly available and may be impacted by numerous factors, including the structure of a fund manager’s organization, the types of funds it manages, the methodology used to allocate certain fixed costs to specific funds and the manager’s capital structure and costs of capital.
In evaluating the costs of the services provided by New York Life Investments and each Affiliated Subadvisor, and profitability of New York Life Investments and its affiliates, including each Affiliated Subadvisor, due to their relationships with the applicable Portfolio(s), the Board considered, among other factors, New York Life Investments’ and its affiliates’, including each Affiliated Subadvisor’s, continuing investments in, or willingness to invest in, personnel and other resources that may support and further enhance the management of such Portfolio(s), and that New York Life Investments is responsible for paying the subadvisory fee for such Portfolio(s).  The Board also considered the financial resources of New York Life Investments and each Affiliated Subadvisor and acknowledged that New York Life Investments and each Affiliated Subadvisor must be in a position to recruit and retain experienced professional personnel and to maintain a strong financial position for New York Life Investments and each Affiliated Subadvisor to continue to provide high-quality services to the applicable Portfolio(s).  The Board recognized that each Portfolio benefits from the allocation of certain fixed costs among the funds in the New York Life Investments Group of Funds, among other expected benefits resulting from its relationship with New York Life Investments.
The Board considered information regarding New York Life Investments’ methodology for calculating profitability and allocating costs provided by New York Life Investments in connection with the fund profitability analysis presented to the Board.  The Board concluded that New York Life Investments’ methods for allocating costs and procedures for estimating overall profitability of the relationship with the funds in the New York Life Investments Group of Funds were reasonable.  The Board recognized the difficulty in calculating and evaluating a manager’s profitability with respect to each Portfolio and considered that other profitability methodologies may also be reasonable.
The Board also considered certain fall-out benefits that may be realized by New York Life Investments and its affiliates, including each Affiliated Subadvisor, due to their relationships with the applicable Portfolio(s), including reputational and other indirect benefits.  The Board recognized, for example, the benefits to certain Affiliated Subadvisors from legally permitted “soft-dollar” arrangements by which brokers provide research and other services to each such Affiliated Subadvisor in exchange for commissions paid by the applicable Portfolio(s) with respect to trades in such Portfolio(s)’s portfolio securities.  In addition, except with respect to the NYLI VP U.S. Government Money Market Portfolio, the Board considered its review of the management agreement for a money market fund advised by New York Life Investments and an Affiliated Subadvisor that serves as an investment option for each Portfolio, including the potential rationale for and costs associated with investments in this money market fund by each Portfolio, if any, and considered information from New York Life Investments that the nature and type of specific
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investment advisory services provided to this money market fund are distinct from, or in addition to, the investment advisory services provided to each Portfolio.  In addition, the Board considered the potential dividend received tax deduction for insurance company affiliates of New York Life Investments from each Portfolio’s securities lending activity.
The Board noted that each Portfolio serves as an investment option primarily under variable contracts issued by affiliates of New York Life Investments that would receive fees under those contracts.  The Board observed that, in addition to fees earned by New York Life Investments under the Management Agreement for managing each Portfolio, New York Life Investments’ affiliates also earn revenues from serving each Portfolio in various other capacities, including as each Portfolio’s distributor, and insurance companies affiliated with New York Life Investments would be entitled to receive fees from each applicable Portfolio under a distribution and service plan adopted pursuant to Rule 12b-1 under the 1940 Act.  The Board considered information about these other revenues in the context of the profitability of the relationship with each Portfolio to New York Life Investments and its affiliates.  The Board noted that, although it assessed the overall profitability of the relationship with each Portfolio to New York Life Investments and its affiliates as part of the contract review process, when considering the reasonableness of the fee paid to New York Life Investments under the Management Agreement, the Board considered the profitability of New York Life Investments’ relationship with each Portfolio on a pre-tax basis and without regard to distribution expenses incurred by New York Life Investments from its own resources.
After evaluating the information deemed relevant by the Trustees, the Board concluded that any profits realized by New York Life Investments and its affiliates, including each Affiliated Subadvisor, due to their relationships with the applicable Portfolio(s) were not excessive and other expected benefits that may accrue to New York Life Investments and its affiliates, including each Affiliated Subadvisor, are reasonable.
Portfolios with one or more Unaffiliated Subadvisors (except for the NYLI VP Dimensional U.S. Equity Portfolio and NYLI VP Schroders Mid Cap Opportunities Portfolio)
The Board considered the costs of the services provided under each of the Advisory Agreements.  The Board also considered the profitability of New York Life Investments and its affiliates and each Unaffiliated Subadvisor due to their relationships with the applicable Portfolio(s) as well as of New York Life Investments and its affiliates due to their relationships with the New York Life Investments Group of Funds.  With respect to the profitability of each Unaffiliated Subadvisor’s relationship with the applicable Portfolio(s), the Board considered information from New York Life Investments that each Unaffiliated Subadvisor’s subadvisory fee reflected an arm’s-length negotiation and that this fee is paid by New York Life Investments, not the applicable Portfolio(s), and the relevance of each Unaffiliated Subadvisor’s profitability was considered by the Trustees in that context.  On this basis, the Board primarily considered the costs and profitability for New York Life Investments and its affiliates with respect to the applicable Portfolio(s).
In addition, the Board acknowledged the difficulty in obtaining reliable comparative data about mutual fund managers’ profitability because such information generally is not publicly available and may be impacted by numerous factors, including the structure of a fund manager’s organization, the types of funds it manages, the methodology used to allocate certain fixed costs to specific funds and the manager’s capital structure and costs of capital.
In evaluating the costs of the services provided by New York Life Investments and each Unaffiliated Subadvisor, and profitability of New York Life Investments and its affiliates and each Unaffiliated Subadvisor due to their relationships with the applicable Portfolio(s), the Board considered, among other factors, New York Life Investments’ and its affiliates’ and each Unaffiliated Subadvisor’s continuing investments in, or willingness to invest in, personnel and other resources that may support and further enhance the management of such Portfolio(s), and that New York Life Investments is responsible for paying the subadvisory fee for such Portfolio(s).  The Board also considered the financial resources of New York Life Investments and each Unaffiliated Subadvisor and acknowledged that New York Life Investments and each Unaffiliated Subadvisor must be in a position to recruit and retain experienced professional personnel and to maintain a strong financial position for New York Life Investments and the Unaffiliated Subadvisor to continue to provide high-quality services to the applicable Portfolio(s).  The Board recognized that each Portfolio benefits from the allocation of certain fixed costs among the funds in the New York Life Investments Group of Funds, among other expected benefits resulting from its relationship with New York Life Investments.
The Board considered information regarding New York Life Investments’ methodology for calculating profitability and allocating costs provided by New York Life Investments in connection with the fund profitability analysis presented to the Board.  The Board concluded that New York Life Investments’ methods for allocating costs and procedures for estimating overall profitability of the relationship with the funds in the New York Life Investments Group of Funds were reasonable.  The Board recognized the difficulty in calculating and evaluating a manager’s profitability with respect to each Portfolio and considered that other profitability methodologies may also be reasonable.
The Board also considered certain fall-out benefits that may be realized by New York Life Investments and its affiliates and each Unaffiliated Subadvisor and its affiliates due to their relationships with the applicable Portfolio(s), including reputational and other indirect benefits.  The Board recognized, for example, the benefits to certain Unaffiliated Subadvisors from legally permitted “soft-dollar” arrangements by which brokers provide research and other services to each such Unaffiliated Subadvisor in exchange for commissions paid by the applicable Portfolio(s) with respect to trades in such Portfolio(s)’s portfolio securities.  In this regard, the Board also requested and considered information from New York Life Investments concerning other material business relationships between each Unaffiliated Subadvisor and its affiliates and New York Life Investments and its affiliates. The Board further considered the existence of a strategic partnership between New York Life Investments and each of
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CBRE Investment Management Listed Real Assets LLC, Epoch Investment Partners, Inc., PineStone Asset Management Inc., Wellington Management Company LLP and Winslow Capital Management, LLC that relates to certain current and future products and represents a potential conflict of interest associated with New York Life Investments’ recommendation to approve the continuation of the applicable Subadvisory Agreements. In addition, the Board considered its review of the management agreement for a money market fund advised by New York Life Investments and an Affiliated Subadvisor that serves as an investment option for each Portfolio, including the potential rationale for and costs associated with investments in this money market fund by each Portfolio, if any, and considered information from New York Life Investments that the nature and type of specific investment advisory services provided to this money market fund are distinct from, or in addition to, the investment advisory services provided to each Portfolio.  In addition, the Board considered the potential dividend received tax deduction for insurance company affiliates of New York Life Investments from each Portfolio’s securities lending activity.
The Board noted that each Portfolio serves as an investment option primarily under variable contracts issued by affiliates of New York Life Investments that would receive fees under those contracts.  The Board observed that, in addition to fees earned by New York Life Investments under the Management Agreement for managing each Portfolio, New York Life Investments’ affiliates also earn revenues from serving each Portfolio in various other capacities, including as each Portfolio’s distributor, and insurance companies affiliated with New York Life Investments would be entitled to receive fees from each Portfolio under a distribution and service plan adopted pursuant to Rule 12b-1 under the 1940 Act.  The Board considered information about these other revenues in the context of the profitability of the relationship with each Portfolio to New York Life Investments and its affiliates.  The Board noted that, although it assessed the overall profitability of the relationship with each Portfolio to New York Life Investments and its affiliates as part of the contract review process, when considering the reasonableness of the fee paid to New York Life Investments under the Management Agreement, the Board considered the profitability of New York Life Investments’ relationship with each Portfolio on a pre-tax basis and without regard to distribution expenses incurred by New York Life Investments from its own resources.
After evaluating the information deemed relevant by the Trustees, the Board concluded that any profits realized by New York Life Investments and its affiliates due to their relationships with the applicable Portfolio(s) were not excessive, other expected benefits that may accrue to New York Life Investments and its affiliates are reasonable and other expected benefits that may accrue to each Unaffiliated Subadvisor and its affiliates are consistent with those expected for a subadvisor to a mutual fund.  With respect to each Unaffiliated Subadvisor, the Board considered that any profits realized by such Unaffiliated Subadvisor due to its relationship with the applicable Portfolio(s) are the result of arm’s-length negotiations between New York Life Investments and such Unaffiliated Subadvisor, acknowledging that any such profits are based on the subadvisory fee paid to such Unaffiliated Subadvisor by New York Life Investments, not the applicable Portfolio(s).
Allocation Portfolios, NYLI VP Dimensional U.S. Equity Portfolio, NYLI VP Hedge Multi-Strategy Portfolio, NYLI VP Schroders Mid Cap Opportunities Portfolio and NYLI VP S&P 500 Index Portfolio
The Board considered the costs of the services provided under the Management Agreement.  The Board also considered the profitability of New York Life Investments and its affiliates due to their relationships with each Portfolio as well as of New York Life Investments and its affiliates due to their relationships with the New York Life Investments Group of Funds.
In addition, the Board acknowledged the difficulty in obtaining reliable comparative data about mutual fund managers’ profitability because such information generally is not publicly available and may be impacted by numerous factors, including the structure of a fund manager’s organization, the types of funds it manages, the methodology used to allocate certain fixed costs to specific funds and the manager’s capital structure and costs of capital.
In evaluating the costs of the services provided by New York Life Investments, and profitability of New York Life Investments and its affiliates due to their relationships with each Portfolio, the Board considered, among other factors, New York Life Investments’ and its affiliates’ continuing investments in, or willingness to invest in, personnel and other resources that may support and further enhance the management of each Portfolio.  The Board also considered the financial resources of New York Life Investments and acknowledged that New York Life Investments must be in a position to recruit and retain experienced professional personnel and to maintain a strong financial position for New York Life Investments to continue to provide high-quality services to each Portfolio.  The Board recognized that each Portfolio benefits from the allocation of certain fixed costs among the funds in the New York Life Investments Group of Funds, among other expected benefits resulting from its relationship with New York Life Investments.
The Board considered information regarding New York Life Investments’ methodology for calculating profitability and allocating costs provided by New York Life Investments in connection with the fund profitability analysis presented to the Board.  The Board concluded that New York Life Investments’ methods for allocating costs and procedures for estimating overall profitability of the relationship with the funds in the New York Life Investments Group of Funds were reasonable.  The Board recognized the difficulty in calculating and evaluating a manager’s profitability with respect to each Portfolio and considered that other profitability methodologies may also be reasonable.
The Board also considered certain fall-out benefits that may be realized by New York Life Investments and its affiliates due to their relationships with each Portfolio, including reputational and other indirect benefits.  In addition, the Board considered its review of the management agreement for a money market fund advised by New York Life Investments and an Affiliated Subadvisor that serves as an investment option for each
38

Portfolio, including the potential rationale for and costs associated with investments in this money market fund by each Portfolio, if any, and considered information from New York Life Investments that the nature and type of specific investment advisory services provided to this money market fund are distinct from, or in addition to, the investment advisory services provided to each Portfolio.  In addition, the Board considered the potential dividend received tax deduction for insurance company affiliates of New York Life Investments from each Portfolio’s securities lending activity.
The Board noted that each Portfolio serves as an investment option primarily under variable contracts issued by affiliates of New York Life Investments that would receive fees under those contracts.  The Board observed that, in addition to fees earned by New York Life Investments under the Management Agreement for managing each Portfolio, New York Life Investments’ affiliates also earn revenues from serving each Portfolio in various other capacities, including as each Portfolio’s distributor, and insurance companies affiliated with New York Life Investments would be entitled to receive fees from each Portfolio under a distribution and service plan adopted pursuant to Rule 12b-1 under the 1940 Act.  The Board considered information about these other revenues in the context of the profitability of the relationship with each Portfolio to New York Life Investments and its affiliates.  The Board noted that, although it assessed the overall profitability of the relationship with each Portfolio to New York Life Investments and its affiliates as part of the contract review process, when considering the reasonableness of the fee paid to New York Life Investments under the Management Agreement, the Board considered the profitability of New York Life Investments’ relationship with each Portfolio on a pre-tax basis and without regard to distribution expenses incurred by New York Life Investments from its own resources.
The Board noted that the Allocation Portfolios do not pay a management fee for the allocation and other management services provided by New York Life Investments under the Management Agreement but that shareholders of the Allocation Portfolios indirectly pay their pro rata share of the fees and expenses of the underlying funds in which the Allocation Portfolios invest.  The Board considered that the Allocation Portfolios’ investments in underlying funds managed by New York Life Investments or its affiliates indirectly benefit New York Life Investments or its affiliates.  The Board noted that it considers the profits realized by New York Life Investments and its affiliates with respect to the underlying New York Life Investments Funds as part of the annual contract review process for those funds.
After evaluating the information deemed relevant by the Trustees, the Board concluded that any profits realized by New York Life Investments and its affiliates due to their relationships with each Portfolio were not excessive.
Management and Subadvisory Fees and Total Ordinary Operating Expenses
The Board evaluated the reasonableness of the fee paid under each of the Advisory Agreements and each Portfolio’s total ordinary operating expenses.  With respect to the management fee and subadvisory fee for each Portfolio with one of more Subadvisors, the Board primarily considered the reasonableness of the management fee paid by the Portfolio to New York Life Investments because the subadvisory fee paid to each Subadvisor is paid by New York Life Investments, not the Portfolio.  The Board also considered the reasonableness of the subadvisory fee paid by New York Life Investments and the amount of the management fee retained by New York Life Investments with respect to each Portfolio with one or more Subadvisors.
In assessing the reasonableness of each Portfolio’s fees and expenses, the Board primarily considered comparative data provided by ISS on the fees and expenses of similar mutual funds managed by other investment advisers.  The Board considered New York Life Investments’ process for monitoring and addressing potential conflicts of interest in the selection of underlying funds.  In addition, the Board considered information provided by New York Life Investments and each Subadvisor on fees charged to other investment advisory clients, including institutional separate accounts and/or other funds, that follow investment strategies similar to those of the applicable Portfolio(s), if any.  The Board considered the contractual management fee schedule for each Portfolio as compared to those for such other investment advisory clients, taking into account the rationale for differences in fee schedules.  The Board also took into account information provided by New York Life Investments about the more extensive scope of services provided to registered investment companies, such as each Portfolio, as compared with other investment advisory clients.  Additionally, the Board considered the impact of contractual breakpoints, voluntary waivers and/or expense limitation arrangements, as applicable, on each Portfolio’s net management fee and expenses.  The Board also considered that in proposing fees for each Portfolio, New York Life Investments considers the competitive marketplace for mutual funds.
The Board also took into account the following considerations with respect to certain Portfolios:
1. With respect to the NYLI VP CBRE Global Infrastructure Portfolio, the Board considered its discussions with representatives from New York Life Investments regarding the total net expenses paid by the Portfolio.
2. With respect to the NYLI VP Winslow Large Cap Growth Portfolio, the Board considered its discussions with representatives from New York Life Investments regarding the management fee paid by the Portfolio.
3. With respect to the NYLI VP Hedge Multi-Strategy Portfolio, the Board considered its discussions with representatives from New York Life Investments regarding the management fee paid by the Portfolio.
Because the Allocation Portfolios do not pay a management fee to New York Life Investments, the Board considered the reasonableness of fees and expenses the Allocation Portfolios indirectly pay by investing in underlying funds that charge a management fee.  Additionally, because the Allocation Portfolios invest substantially all their assets in other funds advised by New York Life Investments or its affiliates, the Board also considered information provided by New York Life Investments regarding the fees and expenses associated with the Allocation Portfolios’
39

investments in other funds, including New York Life Investments’ finding that the applicable Allocation Portfolio’s fees and expenses do not duplicate the fees and expenses of the corresponding acquired fund (when required by Rule 12d1-4 under the 1940 Act).   Because the NYLI VP Hedge Multi-Strategy Portfolio invests primarily in ETFs, the Board also considered information provided by New York Life Investments regarding the fees and expenses associated with the Portfolio’s investments in ETFs, including New York Life Investments’ finding that the Portfolio’s fees and expenses do not duplicate the fees and expenses of the corresponding acquired ETF (when required by Rule 12d1-4 under the 1940 Act).
Additionally, with respect to the NYLI VP MacKay Convertible Portfolio, the Board noted that NYLIM Service Company LLC, an affiliate of New York Life Investments, serves as the transfer agent and dividend disbursing agent for the Service Class and Service 2 Class Shares of the Portfolio but that the Service Class and Service 2 Class Shares do not incur any fees for these services.
The Board further noted that, in certain prior years, New York Life Investments had provided support to the NYLI VP Government U.S. Money Market Portfolio in the form of voluntary waivers and/or reimbursements of fees and expenses in order to maintain a positive yield.
Based on the factors outlined above, among other considerations, the Board concluded that each Portfolio’s management fee and total ordinary operating expenses are within a range that is competitive and support a conclusion that these fees and expenses are reasonable.
Economies of Scale
The Board considered information regarding economies of scale, including whether economies of scale may exist with respect to each Portfolio and whether each Portfolio’s management fee and expense structure permits economies of scale, if any, to be appropriately shared with each Portfolio’s shareholders.  The Board also considered a report from New York Life Investments, previously prepared at the request of the Board, that addressed economies of scale, including with respect to the mutual fund business generally, and the various ways in which the benefits of economies of scale may be shared with the funds in the New York Life Investments Group of Funds.  Although the Board recognized the difficulty of determining economies of scale with precision, the Board acknowledged that economies of scale may be shared with each Portfolio in a number of ways, including, for example, through the imposition of fee breakpoints, initially setting management fee rates at scale or making additional investments to enhance the services provided to each Portfolio.  The Board reviewed information from New York Life Investments showing how each Portfolio’s management fee schedule compared to fee schedules of other funds and accounts managed by New York Life Investments.  The Board also reviewed information from ISS showing how each Portfolio’s management fee schedule compared with fees paid for similar services by peer funds at varying asset levels.  The Board noted that the Allocation Portfolios do not pay a management fee and that the Board separately considers economies of scale as part of its review of the management agreements of underlying New York Life Investments Funds in which the Allocation Portfolios invest and the benefit of any breakpoints in the management fee schedules for the underlying New York Life Investments Funds would pass through to shareholders of the Allocation Portfolios at the specified levels of underlying New York Life Investments Fund assets.
Based on this information, the Board concluded that economies of scale, if any, are appropriately shared for the benefit of each Portfolio’s shareholders through the Portfolio’s management fee and expense structure and other methods to share benefits from economies of scale.
Conclusion
On the basis of the information and factors summarized above, among other information and factors deemed relevant by the Trustees, and the evaluation thereof on a Portfolio-by-Portfolio basis, the Board, including the Independent Trustees voting separately, unanimously voted to approve the continuation of each of the Advisory Agreements for each applicable Portfolio.
1    Candriam, MacKay Shields LLC and NYL Investors LLC are referred to herein as the “Affiliated Subadvisors.” American Century Investment Management, Inc., Brown Advisory LLC, CBRE Investment Management Listed Real Assets LLC, Epoch Investment Partners, Inc., FIAM LLC, Janus Henderson Investors US LLC, Newton Investment Management North America, LLC, Pacific Investment Management Company LLC, PineStone Asset Management Inc., Segall Bryant & Hamill, LLC, Wellington Management Company LLP and Winslow Capital Management, LLC are referred to herein as the “Unaffiliated Subadvisors.”
“New York Life Investments” is both a service mark, and the common trade name, of certain investment advisors affiliated with New York Life Insurance Company. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
40

NYLI VP MacKay Strategic Bond Portfolio
(formerly known as MainStay VP MacKay Strategic Bond Portfolio)

Annual Report - Financial Statements and Other Information
December 31, 2024

Portfolio of Investments December 31, 2024†^
	Principal Amount	Value
Long-Term Bonds 98.9%
Asset-Backed Securities 13.9%
Automobile Asset-Backed Securities 7.6%
Ally Bank Auto Credit-Linked Notes (a)
Series 2024-B, Class G
11.395%, due 9/15/32	$ 937,480	$ 939,188
Series 2024-A, Class G
12.748%, due 5/17/32	1,369,545	1,394,748
American Credit Acceptance Receivables Trust
Series 2021-4, Class E
3.12%, due 2/14/28 (a)	1,600,000	1,588,814
Bridgecrest Lending Auto Securitization Trust
Series 2023-1, Class D
7.84%, due 8/15/29	2,715,000	2,848,226
CarMax Auto Owner Trust
Series 2024-1, Class D
6.00%, due 7/15/30	1,300,000	1,320,483
DT Auto Owner Trust (a)
Series 2021-3A, Class D
1.31%, due 5/17/27	2,168,048	2,111,527
Series 2021-4A, Class D
1.99%, due 9/15/27	1,375,000	1,338,384
Series 2021-3A, Class E
2.65%, due 9/15/28	905,000	880,173
Exeter Automobile Receivables Trust (a)
Series 2021-1A, Class E
2.21%, due 2/15/28	1,500,000	1,469,955
Series 2021-3A, Class E
3.04%, due 12/15/28	3,825,000	3,696,293
Series 2022-1A, Class E
5.02%, due 10/15/29	1,270,000	1,225,967
Series 2022-2A, Class E
6.34%, due 10/15/29	2,825,000	2,785,923
Series 2022-5A, Class E
10.45%, due 4/15/30	2,190,000	2,333,175
Flagship Credit Auto Trust (a)
Series 2021-4, Class C
1.96%, due 12/15/27	1,340,000	1,305,901
Series 2021-4, Class D
2.26%, due 12/15/27	2,765,000	2,610,210
Series 2020-1, Class D
2.48%, due 3/16/26	253,920	252,889
Series 2021-2, Class E
3.16%, due 9/15/28	1,570,000	1,464,222
Series 2021-3, Class E
3.32%, due 12/15/28	1,535,000	1,381,164
Series 2020-1, Class E
3.52%, due 6/15/27	2,460,000	2,434,157
	Principal Amount	Value

Automobile Asset-Backed Securities (continued)
Flagship Credit Auto Trust (a) (continued)
Series 2022-1, Class D
3.64%, due 3/15/28	$ 985,000	$ 942,119
Series 2021-4, Class E
4.03%, due 3/15/29	770,000	680,711
Series 2020-3, Class E
4.98%, due 12/15/27	1,295,000	1,291,247
Series 2022-2, Class D
5.80%, due 4/17/28	1,995,000	1,848,675
Series 2024-1, Class D
6.30%, due 4/15/30	595,000	598,064
GLS Auto Receivables Issuer Trust (a)
Series 2021-3A, Class D
1.48%, due 7/15/27	2,620,000	2,564,527
Series 2021-3A, Class E
3.20%, due 10/16/28	2,780,000	2,701,326
Series 2022-3A, Class E
8.35%, due 10/15/29	685,000	700,037
Huntington Bank Auto Credit-Linked Notes
Series 2024-1, Class E
12.855% (SOFR 30A + 8.25%), due 5/20/32 (a)(b)	958,008	968,606
Santander Bank Auto Credit-Linked Notes
Series 2023-B, Class F
12.24%, due 12/15/33 (a)	911,113	951,601
		46,628,312
Other Asset-Backed Securities 6.3%
AGL CLO 32 Ltd.
Series 2024-32A, Class A1
6.645% (3 Month SOFR + 1.38%), due 7/21/37 (a)(b)	1,250,000	1,257,220
AGL CLO 35 Ltd.
Series 2024-35A, Class A2
6.062% (3 Month SOFR + 1.55%), due 1/21/38 (a)(b)	400,000	401,066
AIMCO CLO
Series 2018-AA, Class B1R
6.165% (3 Month SOFR + 1.65%), due 10/17/37 (a)(b)	1,250,000	1,249,994
American Airlines Pass-Through Trust
Series 2016-2, Class A
3.65%, due 6/15/28	1,260,889	1,179,413
Series 2019-1, Class B
3.85%, due 2/15/28	938,840	880,985
Series 2021-1, Class B
3.95%, due 7/11/30	1,230,000	1,137,227

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
3

Portfolio of Investments December 31, 2024†^ (continued)
	Principal Amount	Value
Asset-Backed Securities (continued)
Other Asset-Backed Securities (continued)
American Airlines Pass-Through Trust (continued)
Series 2015-2, Class A
4.00%, due 9/22/27	$ 298,658	$ 287,097
Apidos CLO
Series 2018-18A, Class BR2
6.066% (3 Month SOFR + 1.70%), due 1/22/38 (a)(b)	1,300,000	1,300,220
Apidos CLO LI Ltd.
Series 2024-51A, Class B
5.847% (3 Month SOFR + 1.55%), due 1/20/38 (a)(b)(c)	660,000	660,000
ARES Direct Lending CLO 3 LLC
Series 2024-3A, Class A2
6.19% (3 Month SOFR + 1.75%), due 1/20/37 (a)(b)	700,000	700,176
Auxilior Term Funding LLC
Series 2023-1A, Class D
7.27%, due 12/16/30 (a)	955,000	971,670
Avant Loans Funding Trust
Series 2022-REV1, Class D
11.02%, due 9/15/31 (a)	1,345,000	1,362,735
Bain Capital Credit CLO Ltd.
Series 2021-6A, Class DR
7.345% (3 Month SOFR + 2.95%), due 10/21/34 (a)(b)	600,000	600,129
CF Hippolyta Issuer LLC (a)
Series 2020-1, Class A1
1.69%, due 7/15/60	1,358,173	1,327,021
Series 2021-1A, Class B1
1.98%, due 3/15/61	5,579,289	5,201,271
Series 2020-1, Class A2
1.99%, due 7/15/60	1,297,751	1,165,208
Series 2020-1, Class B1
2.28%, due 7/15/60	1,300,608	1,260,784
Fortress Credit Opportunities XXI CLO LLC
Series 2023-21A, Class A1TR
5.863% (3 Month SOFR + 1.57%), due 1/21/37 (a)(b)(c)	1,200,000	1,200,000
Golub Capital Partners CLO 76 B Ltd.
Series 2024-76A, Class A1
6.112% (3 Month SOFR + 1.37%), due 10/25/37 (a)(b)	1,100,000	1,104,747
Home Partners of America Trust
Series 2021-2, Class B
2.302%, due 12/17/26 (a)	749,238	705,094
	Principal Amount	Value

Other Asset-Backed Securities (continued)
Ivy Hill Middle Market Credit Fund VII Ltd.
Series 7A, Class AR3
6.256% (3 Month SOFR + 1.60%), due 10/15/36 (a)(b)	$ 750,000	$ 750,646
Navient Private Education Refi Loan Trust (a)
Series 2020-GA, Class B
2.50%, due 9/16/69	1,485,000	1,170,590
Series 2020-HA, Class B
2.78%, due 1/15/69	840,000	692,660
OCP CLO Ltd.
Series 2017-14A, Class A1R
6.111% (3 Month SOFR + 1.37%), due 7/20/37 (a)(b)	1,050,000	1,051,541
Owl Rock CLO XX LLC
Series 2024-20A, Class C
6.649% (3 Month SOFR + 2.10%), due 10/24/34 (a)(b)	800,000	799,494
Rad CLO 25 Ltd.
Series 2024-25A, Class A1
6.781% (3 Month SOFR + 1.46%), due 7/20/37 (a)(b)	650,000	651,784
Regatta 30 Funding Ltd.
Series 2024-4A, Class B
5.963% (3 Month SOFR + 1.65%), due 1/25/38 (a)(b)	1,250,000	1,250,212
Regatta XI Funding Ltd.
Series 2018-1A, Class AR
6.047% (3 Month SOFR + 1.40%), due 7/17/37 (a)(b)	1,100,000	1,105,614
Signal Peak CLO 12 Ltd.
Series 2022-12A, Class A1R
6.032% (3 Month SOFR + 1.40%), due 7/18/37 (a)(b)	845,000	851,234
Silver Point Scf CLO I Ltd.
Series 2021-1A, Class A2R
6.798% (3 Month SOFR + 1.95%), due 10/15/36 (a)(b)	700,000	701,497
Stifel SBA IO Trust
Series 2024-1A, Class A2
1.268%, due 6/25/50 (a)(d)(e)	27,254,702	1,017,793
Subway Funding LLC
Series 2024-3A, Class A23
5.914%, due 7/30/54 (a)	1,800,000	1,757,455
Texas Debt Capital CLO Ltd.
Series 2024-2A, Class B
6.256% (3 Month SOFR + 1.70%), due 1/24/37 (a)(b)	800,000	800,063

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
4	NYLI VP MacKay Strategic Bond Portfolio

	Principal Amount	Value
Asset-Backed Securities (continued)
Other Asset-Backed Securities (continued)
Tricon American Homes
Series 2020-SFR1, Class C
2.249%, due 7/17/38 (a)	$ 1,780,000	$ 1,700,531
		38,253,171
Total Asset-Backed Securities (Cost $85,256,998)		84,881,483
Corporate Bonds 34.0%
Aerospace & Defense 0.2%
Boeing Co. (The)
6.528%, due 5/1/34	890,000	932,372
Airlines 1.3%
American Airlines, Inc. (a)
5.50%, due 4/20/26	820,000	817,349
5.75%, due 4/20/29	3,255,000	3,227,942
Delta Air Lines, Inc. (a)
4.50%, due 10/20/25	393,505	391,032
4.75%, due 10/20/28	2,245,000	2,214,341
Grupo Aeromexico SAB de CV
8.625%, due 11/15/31 (a)	350,000	344,750
Mileage Plus Holdings LLC
6.50%, due 6/20/27 (a)	1,025,000	1,031,461
		8,026,875
Auto Manufacturers 2.0%
Ford Motor Credit Co. LLC
2.30%, due 2/10/25	1,085,000	1,081,382
4.125%, due 8/17/27	1,380,000	1,334,280
6.80%, due 5/12/28	2,175,000	2,247,547
6.95%, due 3/6/26	1,150,000	1,170,203
General Motors Financial Co., Inc.
2.35%, due 1/8/31	908,000	759,427
2.70%, due 6/10/31	2,255,000	1,910,641
Nissan Motor Acceptance Co. LLC
1.85%, due 9/16/26 (a)	4,030,000	3,787,849
		12,291,329
Banks 8.7%
Akbank TAS
Series Reg S
9.369% (5 Year Treasury Constant Maturity Rate + 5.27%), due 3/14/29 (b)(f)	825,000	838,500
	Principal Amount	Value

Banks (continued)
Banco Santander SA
4.175% (1 Year Treasury Constant Maturity Rate + 2.00%), due 3/24/28 (b)	$ 3,000,000	$ 2,937,674
Bank of America Corp. (g)
2.687%, due 4/22/32	1,805,000	1,551,561
3.384%, due 4/2/26	2,185,000	2,176,538
Series MM
4.30%, due 1/28/25 (f)	711,000	706,955
Bank of Georgia JSC
Series Reg S
9.50% (5 Year SOFR + 5.618%), due 7/16/29 (b)(f)	775,000	755,044
Barclays plc
4.375% (5 Year Treasury Constant Maturity Rate + 3.41%), due 3/15/28 (b)(f)	2,340,000	2,104,445
BNP Paribas SA (a)(b)(f)
4.625% (5 Year Treasury Constant Maturity Rate + 3.196%), due 1/12/27	940,000	882,987
4.625% (5 Year Treasury Constant Maturity Rate + 3.34%), due 2/25/31	1,135,000	956,673
BPCE SA (a)(g)
2.045%, due 10/19/27	1,370,000	1,296,135
6.714%, due 10/19/29	700,000	727,716
Citigroup, Inc.
2.52%, due 11/3/32 (g)(h)	1,465,000	1,221,579
Comerica, Inc.
5.982%, due 1/30/30 (g)	1,680,000	1,698,830
Credit Agricole SA
4.75% (5 Year Treasury Constant Maturity Rate + 3.237%), due 3/23/29 (a)(b)(f)	1,158,000	1,037,833
Deutsche Bank AG
3.035%, due 5/28/32 (g)	640,000	548,535
4.875% (USISDA05 + 2.553%), due 12/1/32 (b)	2,375,000	2,303,127
Fifth Third Bank, Inc.
3.85%, due 3/15/26	1,375,000	1,357,735
First Horizon Bank
5.75%, due 5/1/30	1,795,000	1,786,262
Intesa Sanpaolo SpA
4.198% (1 Year Treasury Constant Maturity Rate + 2.60%), due 6/1/32 (a)(b)	2,515,000	2,186,850
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
5

Portfolio of Investments December 31, 2024†^ (continued)
	Principal Amount	Value
Corporate Bonds (continued)
Banks (continued)
KeyCorp
6.401%, due 3/6/35 (g)	$ 1,985,000	$ 2,066,008
Lloyds Banking Group plc
4.582%, due 12/10/25	2,500,000	2,488,180
4.976% (1 Year Treasury Constant Maturity Rate + 2.30%), due 8/11/33 (b)	1,095,000	1,052,075
Morgan Stanley
2.484%, due 9/16/36 (g)	2,895,000	2,354,599
NatWest Group plc (b)
3.073% (1 Year Treasury Constant Maturity Rate + 2.55%), due 5/22/28	2,055,000	1,965,415
4.60% (5 Year Treasury Constant Maturity Rate + 3.10%), due 6/28/31 (f)	2,740,000	2,327,400
Santander Holdings USA, Inc. (g)
6.342%, due 5/31/35	1,085,000	1,099,341
6.499%, due 3/9/29	1,270,000	1,304,959
Societe Generale SA (a)(b)(f)
4.75% (5 Year Treasury Constant Maturity Rate + 3.931%), due 5/26/26	1,210,000	1,148,644
5.375% (5 Year Treasury Constant Maturity Rate + 4.514%), due 11/18/30	1,745,000	1,482,469
Synchrony Bank
5.40%, due 8/22/25	1,970,000	1,972,412
UBS Group AG (a)
3.091%, due 5/14/32 (g)	895,000	778,455
4.375% (5 Year Treasury Constant Maturity Rate + 3.313%), due 2/10/31 (b)(f)	2,715,000	2,328,439
4.751% (1 Year Treasury Constant Maturity Rate + 1.75%), due 5/12/28 (b)	590,000	586,314
5.617% (1 Year SOFR + 1.34%), due 9/13/30 (b)	1,265,000	1,285,117
Wells Fargo & Co.
3.35%, due 3/2/33 (g)	1,510,000	1,323,738
Series U
5.875%, due 6/15/25 (f)(i)	595,000	593,923
		53,232,467
Building Materials 0.4%
CEMEX Materials LLC
7.70%, due 7/21/25 (a)	2,645,000	2,682,294
	Principal Amount	Value

Chemicals 0.8%
Alpek SAB de CV
3.25%, due 2/25/31 (a)	$ 1,085,000	$ 912,989
Celanese US Holdings LLC
6.95%, due 11/15/33 (j)	1,335,000	1,385,431
Sasol Financing USA LLC
8.75%, due 5/3/29 (a)	1,945,000	1,969,484
SK Invictus Intermediate II SARL
5.00%, due 10/30/29 (a)(h)	820,000	763,954
		5,031,858
Commercial Services 1.0%
Ashtead Capital, Inc.
4.25%, due 11/1/29 (a)	1,960,000	1,857,455
DP World Salaam
Series Reg S
6.00% (5 Year Treasury Constant Maturity Rate + 5.75%), due 10/1/25 (b)(f)	4,000,000	3,974,324
		5,831,779
Cosmetics & Personal Care 0.2%
Coty, Inc.
4.75%, due 1/15/29 (a)	1,560,000	1,486,609
Diversified Financial Services 3.7%
AerCap Ireland Capital DAC
3.00%, due 10/29/28	2,200,000	2,037,112
Air Lease Corp.
2.30%, due 2/1/25	1,820,000	1,815,527
Ally Financial, Inc.
5.75%, due 11/20/25	3,570,000	3,588,410
8.00%, due 11/1/31	1,730,000	1,912,737
Avolon Holdings Funding Ltd. (a)
3.25%, due 2/15/27	2,340,000	2,248,472
5.75%, due 11/15/29	1,505,000	1,523,366
Banco BTG Pactual SA (a)
2.75%, due 1/11/26	1,545,000	1,488,895
5.75%, due 1/22/30	400,000	386,320
Capital One Financial Corp. (g)
6.051%, due 2/1/35	635,000	645,193
6.312%, due 6/8/29	1,875,000	1,936,123
Macquarie Airfinance Holdings Ltd.
6.40%, due 3/26/29 (a)	1,570,000	1,615,424
Nomura Holdings, Inc.
5.099%, due 7/3/25	1,985,000	1,985,844
OneMain Finance Corp.
3.50%, due 1/15/27	1,175,000	1,120,808
		22,304,231

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
6	NYLI VP MacKay Strategic Bond Portfolio

	Principal Amount	Value
Corporate Bonds (continued)
Electric 2.7%
Adani Electricity Mumbai Ltd.
Series Reg S
3.949%, due 2/12/30	$ 1,550,000	$ 1,237,733
AES Andes SA
Series Reg S
8.15% (5 Year Treasury Constant Maturity Rate + 3.835%), due 6/10/55 (b)	700,000	708,017
Alpha Generation LLC
6.75%, due 10/15/32 (a)	1,155,000	1,142,728
American Electric Power Co., Inc.
5.625%, due 3/1/33	1,550,000	1,565,818
Appalachian Power Co.
5.65%, due 4/1/34	805,000	807,415
Aydem Yenilenebilir Enerji A/S
7.75%, due 2/2/27 (a)	1,045,000	1,041,081
Banco Actinver SA Institucion de Banca Multiple
7.25%, due 1/31/41 (a)	400,000	391,580
Calpine Corp.
5.125%, due 3/15/28 (a)	1,260,000	1,221,943
Centrais Eletricas Brasileiras SA
6.50%, due 1/11/35 (a)	600,000	558,180
EnfraGen Energia Sur SA
5.375%, due 12/30/30 (a)	1,275,000	1,087,063
IPALCO Enterprises, Inc.
5.75%, due 4/1/34	1,465,000	1,467,438
Kentucky Power Co.
7.00%, due 11/15/33 (a)	1,205,000	1,276,819
Pacific Gas and Electric Co.
3.50%, due 8/1/50	2,015,000	1,380,350
Sempra
4.125% (5 Year Treasury Constant Maturity Rate + 2.868%), due 4/1/52 (b)	1,290,000	1,231,023
Vistra Operations Co. LLC
6.875%, due 4/15/32 (a)	1,505,000	1,540,995
		16,658,183
Engineering & Construction 0.1%
Great Lakes Dredge & Dock Corp.
5.25%, due 6/1/29 (a)	650,000	602,916
Food 0.5%
JBS USA Holding LUX SARL
5.75%, due 4/1/33	1,048,000	1,043,197
	Principal Amount	Value

Food (continued)
Smithfield Foods, Inc.
3.00%, due 10/15/30 (a)	$ 2,005,000	$ 1,732,276
		2,775,473
Forest Products & Paper 0.3%
Suzano Austria GmbH
3.75%, due 1/15/31	1,880,000	1,659,182
Gas 0.6%
Brooklyn Union Gas Co. (The)
6.388%, due 9/15/33 (a)	1,300,000	1,357,634
National Fuel Gas Co.
2.95%, due 3/1/31	1,195,000	1,028,821
Southern Co. Gas Capital Corp.
Series 21A
3.15%, due 9/30/51	2,010,000	1,297,954
		3,684,409
Healthcare-Services 0.2%
Prime Healthcare Services, Inc.
9.375%, due 9/1/29 (a)	980,000	953,256
Home Furnishings 0.1%
Vestel Elektronik Sanayi ve Ticaret A/S
Series Reg S
9.75%, due 5/15/29	723,000	711,345
Insurance 0.7%
Athene Global Funding
5.526%, due 7/11/31 (a)	1,280,000	1,282,942
Athene Holding Ltd.
6.625% (5 Year Treasury Constant Maturity Rate + 2.607%), due 10/15/54 (b)	330,000	328,154
Lincoln National Corp.
7.104% (3 Month SOFR + 2.619%), due 5/17/66 (b)	3,253,000	2,768,108
		4,379,204
Internet 0.3%
Prosus NV
Series Reg S
4.987%, due 1/19/52	2,200,000	1,712,637
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
7

Portfolio of Investments December 31, 2024†^ (continued)
	Principal Amount	Value
Corporate Bonds (continued)
Investment Companies 0.3%
GACI First Investment Co.
Series Reg S
5.375%, due 1/29/54 (h)	$ 2,408,000	$ 2,091,796
Iron & Steel 0.4%
Eregli Demir ve Celik Fabrikalari TAS
8.375%, due 7/23/29 (a)	1,450,000	1,471,895
Metinvest BV
Series Reg S
8.50%, due 4/23/26	1,125,000	903,070
		2,374,965
Lodging 0.8%
Fortune Star BVI Ltd.
Series Reg S
5.95%, due 10/19/25	1,800,000	1,782,000
Melco Resorts Finance Ltd.
Series Reg S
5.625%, due 7/17/27	1,050,000	1,016,268
Studio City Finance Ltd.
6.50%, due 1/15/28 (a)	1,860,000	1,808,702
		4,606,970
Machinery—Construction & Mining 0.2%
Terex Corp.
6.25%, due 10/15/32 (a)	1,270,000	1,244,595
Media 0.3%
Charter Communications Operating LLC
6.10%, due 6/1/29	1,400,000	1,427,058
Globo Comunicacao e Participacoes SA
Series Reg S
5.50%, due 1/14/32	750,000	665,777
		2,092,835
Mining 0.9%
Freeport Indonesia PT
Series Reg S
5.315%, due 4/14/32	1,180,000	1,149,086
Navoi Mining & Metallurgical Combinat
6.70%, due 10/17/28 (a)	225,000	223,876
Perenti Finance Pty. Ltd.
7.50%, due 4/26/29 (a)	1,000,000	1,036,680
Vedanta Resources Finance II plc
10.875%, due 9/17/29 (a)	1,200,000	1,239,767
	Principal Amount	Value

Mining (continued)
WE Soda Investments Holding plc
9.375%, due 2/14/31 (a)	$ 1,875,000	$ 1,911,150
		5,560,559
Miscellaneous—Manufacturing 0.3%
Textron Financial Corp.
6.52% (3 Month SOFR + 1.997%), due 2/15/42 (a)(b)	1,705,000	1,523,336
Oil & Gas 0.7%
Energean Israel Finance Ltd. (a)
Series Reg S
4.875%, due 3/30/26	800,000	782,240
Series Reg S
5.375%, due 3/30/28	770,000	713,212
Gazprom PJSC Via Gaz Capital SA
7.288%, due 8/16/37 (a)(k)	920,000	506,000
KazMunayGas National Co. JSC
Series Reg S
5.375%, due 4/24/30	736,000	715,760
Tullow Oil plc
Series Reg S
10.25%, due 5/15/26	1,600,000	1,386,000
		4,103,212
Packaging & Containers 0.2%
Berry Global, Inc.
4.875%, due 7/15/26 (a)	78,000	77,688
Owens-Brockway Glass Container, Inc.
6.625%, due 5/13/27 (a)	943,000	938,948
		1,016,636
Pharmaceuticals 0.6%
Bayer US Finance LLC
6.875%, due 11/21/53 (a)	1,020,000	1,028,292
Teva Pharmaceutical Finance Netherlands III BV
3.15%, due 10/1/26	10,000	9,609
4.75%, due 5/9/27	2,855,000	2,785,970
		3,823,871
Pipelines 3.0%
CNX Midstream Partners LP
4.75%, due 4/15/30 (a)	2,715,000	2,475,956
DCP Midstream Operating LP
3.25%, due 2/15/32	2,490,000	2,143,681
DT Midstream, Inc.
4.30%, due 4/15/32 (a)	1,660,000	1,514,893

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
8	NYLI VP MacKay Strategic Bond Portfolio

	Principal Amount	Value
Corporate Bonds (continued)
Pipelines (continued)
Energy Transfer LP
Series H
6.50% (5 Year Treasury Constant Maturity Rate + 5.694%), due 11/15/26 (b)(f)	$ 2,190,000	$ 2,190,902
EnLink Midstream LLC
5.625%, due 1/15/28 (a)	785,000	792,874
Flex Intermediate Holdco LLC
3.363%, due 6/30/31 (a)	2,310,000	1,972,639
Hess Midstream Operations LP
6.50%, due 6/1/29 (a)	1,980,000	1,999,576
Plains All American Pipeline LP
3.80%, due 9/15/30	1,330,000	1,234,216
Targa Resources Corp.
4.20%, due 2/1/33	935,000	848,994
Venture Global LNG, Inc.
7.00%, due 1/15/30 (a)	823,000	835,328
Western Midstream Operating LP
5.25%, due 2/1/50 (j)	2,100,000	1,788,630
Williams Cos., Inc. (The)
3.50%, due 10/15/51	1,000,000	681,322
		18,479,011
Real Estate 0.5%
Alpha Star Holding VII Ltd.
Series Reg S
7.75%, due 4/27/26	750,000	761,284
Dar Al-Arkan Sukuk Co. Ltd.
Series Reg S
6.875%, due 2/26/27	1,050,000	1,055,303
MAF Global Securities Ltd.
Series Reg S
7.875% (5 Year Treasury Constant Maturity Rate + 4.893%), due 6/30/27 (b)(f)	1,100,000	1,132,521
		2,949,108
Real Estate Investment Trusts 1.1%
Iron Mountain, Inc.
4.875%, due 9/15/29 (a)(h)	2,254,000	2,142,159
Starwood Property Trust, Inc. (a)
3.625%, due 7/15/26	3,409,000	3,290,043
6.00%, due 4/15/30	1,250,000	1,226,908
		6,659,110
Retail 0.1%
AutoNation, Inc.
4.75%, due 6/1/30	926,000	894,023
	Principal Amount	Value

Semiconductors 0.1%
Broadcom, Inc.
3.75%, due 2/15/51 (a)	$ 910,000	$ 677,250
Telecommunications 0.6%
AT&T, Inc.
3.50%, due 9/15/53	1,405,000	946,043
Total Play Telecomunicaciones SA de CV
Series Reg S
10.50%, due 12/31/28	750,000	675,569
VEON Holdings BV
Series Reg S
3.375%, due 11/25/27	1,750,000	1,541,321
Series Reg S
4.00%, due 4/9/25	770,000	760,114
		3,923,047
Water 0.1%
Aegea Finance SARL
9.00%, due 1/20/31 (a)	630,000	642,786
Total Corporate Bonds (Cost $217,291,248)		207,619,529
Foreign Government Bonds 6.7%
Angola 0.1%
Angola Government Bond
8.75%, due 4/14/32 (a)	800,000	706,973
Argentina 0.1%
Argentina Government Bond
4.125%, due 7/9/35 (j)	1,182,631	784,268
Chile 0.5%
Corp. Nacional del Cobre de Chile
6.44%, due 1/26/36 (a)	1,600,000	1,630,165
Empresa Nacional del Petroleo
3.45%, due 9/16/31 (a)	1,307,000	1,119,446
		2,749,611
Cote D'Ivoire 0.1%
Ivory Coast Government Bond
Series Reg S
8.25%, due 1/30/37	680,000	660,484
Dominican Republic 0.3%
Dominican Republic Government Bond
4.875%, due 9/23/32 (a)	1,850,000	1,650,200
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
9

Portfolio of Investments December 31, 2024†^ (continued)
	Principal Amount	Value
Foreign Government Bonds (continued)
Egypt 0.2%
Egypt Government Bond
7.625%, due 5/29/32 (a)	$ 1,560,000	$ 1,370,460
Israel 0.5%
Israel Government Bond
5.75%, due 3/12/54	3,305,000	3,022,221
Mexico 0.6%
Petroleos Mexicanos
6.75%, due 9/21/47	1,945,000	1,337,134
10.00%, due 2/7/33	2,175,000	2,258,591
		3,595,725
Morocco 0.3%
OCP SA
Series Reg S
6.875%, due 4/25/44	2,000,000	1,941,920
Paraguay 0.2%
Paraguay Government Bond
6.10%, due 8/11/44 (a)	1,050,000	990,150
Poland 0.2%
Poland Government Bond
5.125%, due 9/18/34	1,400,000	1,355,886
Romania 0.2%
Romanian Government Bond
Series Reg S
3.00%, due 2/14/31	1,626,000	1,314,291
Saudi Arabia 0.4%
KSA Sukuk Ltd.
Series Reg S
5.25%, due 6/4/34	1,890,000	1,873,432
Saudi Government Bond
Series Reg S
4.875%, due 7/18/33	310,000	300,321
		2,173,753
Ukraine 0.1%
Ukraine Government Bond (a)(j)
(zero coupon), due 2/1/35	182,439	107,548
(zero coupon), due 2/1/36	152,032	89,129
	Principal Amount	Value

Ukraine (continued)
Ukraine Government Bond (a)(j) (continued)
1.75%, due 2/1/29	$ 634,571	$ 440,456
1.75%, due 2/1/34	423,047	239,021
		876,154
United Arab Emirates 0.2%
Abu Dhabi Government Bond
Series Reg S
5.00%, due 4/30/34 (h)	1,300,000	1,296,750
United Kingdom 2.5%
United Kingdom Gilt
Series Reg S
4.125%, due 7/22/29	GBP 12,075,000	14,971,739
Uzbekistan 0.2%
Uzbekistan Government Bond
Series Reg S
7.85%, due 10/12/28	$ 1,300,000	1,342,344
Total Foreign Government Bonds (Cost $42,734,744)		40,802,929
Loan Assignments 1.3%
Cargo Transport 0.2%
Genesee & Wyoming, Inc.
First Lien Initial Term Loan
6.079% (3 Month SOFR + 1.75%), due 4/10/31 (b)	1,386,525	1,384,142
Chemicals, Plastics & Rubber 0.5%
Glatfelter Corp.
First Lien Term Loan
8.764% (3 Month SOFR + 4.25%), due 11/4/31 (b)	3,060,000	3,063,825
Diversified/Conglomerate Service 0.2%
TruGreen LP
First Lien Term Loan B
8.457% (1 Month SOFR + 4.00%), due 11/2/27 (b)	924,820	898,617

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
10	NYLI VP MacKay Strategic Bond Portfolio

	Principal Amount	Value
Loan Assignments (continued)
Finance 0.2%
Arches Buyer, Inc.
First Lien New Term Loan
7.707% (1 Month SOFR + 3.25%), due 12/6/27 (b)	$ 1,100,000	$ 1,073,188
High Tech Industries 0.2%
Ahead DB Holdings LLC
First Lien Term Loan B3
7.829% (3 Month SOFR + 3.50%), due 2/3/31 (b)	1,482,550	1,490,637
Total Loan Assignments (Cost $7,858,346)		7,910,409
Mortgage-Backed Securities 35.9%
Agency (Collateralized Mortgage Obligations) 9.8%
FHLMC
REMIC, Series 4660
(zero coupon), due 1/15/33	1,928,304	1,544,966
REMIC, Series 5326, Class QO
(zero coupon), due 9/25/50	2,299,734	1,503,382
REMIC, Series 5021, Class SA
(zero coupon) (SOFR 30A + 3.55%), due 10/25/50 (b)(d)	3,501,348	66,141
REMIC, Series 5092, Class SH
(zero coupon) (SOFR 30A + 2.45%), due 2/25/51 (b)(d)	2,092,019	4,004
REMIC, Series 5164, Class SA
(zero coupon) (SOFR 30A + 3.75%), due 11/25/51 (b)(d)	8,334,404	182,731
REMIC, Series 5200, Class SA
(zero coupon) (SOFR 30A + 3.50%), due 2/25/52 (b)(d)	2,826,776	44,356
REMIC, Series 5351, Class EO
(zero coupon), due 10/25/53	2,538,930	2,072,276
REMIC, Series 5357, Class OE
(zero coupon), due 11/25/53	998,910	814,030
REMIC, Series 5363
(zero coupon), due 12/25/53	1,111,839	926,229
REMIC, Series 4839, Class WO
(zero coupon), due 8/15/56	1,058,782	667,743
REMIC, Series 5471, Class SK
0.781% (SOFR 30A + 5.35%), due 8/25/54 (b)(d)	4,760,996	204,832
	Principal Amount	Value

Agency (Collateralized Mortgage Obligations) (continued)
FHLMC (continued)
REMIC, Series 4993, Class KS
1.367% (SOFR 30A + 5.936%), due 7/25/50 (b)(d)	$ 4,531,099	$ 562,390
REMIC, Series 5038, Class IB
2.50%, due 10/25/50 (d)	922,693	143,088
REMIC, Series 5149, Class LI
2.50%, due 10/25/51 (d)	4,629,286	532,133
REMIC, Series 5205, Class KI
3.00%, due 12/25/48 (d)	1,844,214	212,180
REMIC, Series 5152, Class BI
3.00%, due 7/25/50 (d)	3,247,595	555,366
REMIC, Series 5070, Class PI
3.00%, due 8/25/50 (d)	2,467,354	434,229
REMIC, Series 5023, Class LI
3.00%, due 10/25/50 (d)	1,426,307	239,011
REMIC, Series 5167, Class GI
3.00%, due 11/25/51 (d)	3,882,678	573,862
REMIC, Series 5191
3.50%, due 9/25/50 (d)	2,073,536	389,338
REMIC, Series 5036
3.50%, due 11/25/50 (d)	2,576,991	588,815
REMIC, Series 5040
3.50%, due 11/25/50 (d)	1,299,484	246,579
REMIC, Series 5164, Class FA
4.00% (SOFR 30A + 0.25%), due 11/25/51 (b)	1,316,836	1,144,965
FHLMC, Strips
Series 311
(zero coupon), due 8/15/43	1,313,857	928,182
Series 311, Class S1
1.238% (SOFR 30A + 5.836%), due 8/15/43 (b)(d)	4,220,582	372,611
FNMA
REMIC, Series 2021-81, Class SA
(zero coupon) (SOFR 30A + 2.60%), due 12/25/51 (b)(d)	11,945,076	49,499
REMIC, Series 2022-3, Class YS
(zero coupon) (SOFR 30A + 2.55%), due 2/25/52 (b)(d)	9,545,935	23,073
REMIC, Series 2022-5, Class SN
(zero coupon) (SOFR 30A + 1.80%), due 2/25/52 (b)(d)	1,687,898	97
REMIC, Series 2023-70, Class AO
(zero coupon), due 3/25/53	1,190,812	932,449
REMIC, Series 2023-45
(zero coupon), due 10/25/53	1,310,219	997,941
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
11

Portfolio of Investments December 31, 2024†^ (continued)
	Principal Amount	Value
Mortgage-Backed Securities (continued)
Agency (Collateralized Mortgage Obligations) (continued)
FNMA (continued)
REMIC, Series 2023-51
(zero coupon), due 11/25/53	$ 1,031,979	$ 850,752
REMIC, Series 2022-10, Class SA
1.181% (SOFR 30A + 5.75%), due 2/25/52 (b)(d)	2,279,740	285,991
REMIC, Series 2021-40, Class SI
1.267% (SOFR 30A + 5.836%), due 9/25/47 (b)(d)	2,706,711	223,418
REMIC, Series 2016-57, Class SN
1.367% (SOFR 30A + 5.936%), due 6/25/46 (b)(d)	2,071,414	192,683
REMIC, Series 2019-32, Class SB
1.367% (SOFR 30A + 5.936%), due 6/25/49 (b)(d)	2,025,945	190,994
REMIC, Series 2020-23, Class PS
1.367% (SOFR 30A + 5.936%), due 2/25/50 (b)(d)	2,526,401	280,050
REMIC, Series 2016-19, Class SD
1.417% (SOFR 30A + 5.986%), due 4/25/46 (b)(d)	3,933,287	285,859
REMIC, Series 2021-10, Class LI
2.50%, due 3/25/51 (d)	1,495,899	203,974
REMIC, Series 2021-12, Class JI
2.50%, due 3/25/51 (d)	1,862,922	286,197
REMIC, Series 2021-95, Class KI
2.50%, due 4/25/51 (d)	5,470,548	823,731
REMIC, Series 2021-54, Class HI
2.50%, due 6/25/51 (d)	697,934	87,797
REMIC, Series 2021-85, Class BI
3.00%, due 12/25/51 (d)	3,759,851	631,918
REMIC, Series 2021-8, Class ID
3.50%, due 3/25/51 (d)	2,483,490	557,840
FNMA, Strips (d)
Series 426, Class C32
1.50%, due 2/25/52	6,495,570	620,289
Series 440, Class C46
4.00%, due 10/25/53	4,780,776	1,053,066
Series 2024-81
6.00%, due 7/25/54	3,198,847	842,170
GNMA
REMIC, Series 2019-136, Class YS
(zero coupon) (1 Month SOFR + 2.716%), due 11/20/49 (b)(d)	625,803	2,296
REMIC, Series 2020-1, Class YS
(zero coupon) (1 Month SOFR + 2.716%), due 1/20/50 (b)(d)	3,738,124	20,886
	Principal Amount	Value

Agency (Collateralized Mortgage Obligations) (continued)
GNMA (continued)
REMIC, Series 2020-129, Class SB
(zero coupon) (1 Month SOFR + 3.086%), due 9/20/50 (b)(d)	$ 5,024,128	$ 40,465
REMIC, Series 2021-16, Class AS
(zero coupon) (1 Month SOFR + 2.636%), due 1/20/51 (b)(d)	6,804,585	26,671
REMIC, Series 2021-29, Class AS
(zero coupon) (SOFR 30A + 2.70%), due 2/20/51 (b)(d)	6,577,580	40,019
REMIC, Series 2021-46, Class BS
(zero coupon) (1 Month SOFR + 2.686%), due 3/20/51 (b)(d)	6,946,968	26,152
REMIC, Series 2021-64, Class GS
(zero coupon) (SOFR 30A + 1.65%), due 4/20/51 (b)(d)	1,071,280	108
REMIC, Series 2021-64, Class SG
(zero coupon) (SOFR 30A + 1.60%), due 4/20/51 (b)(d)	2,394,829	200
REMIC, Series 2021-77, Class SN
(zero coupon) (1 Month SOFR + 2.486%), due 5/20/51 (b)(d)	1,379,814	3,245
REMIC, Series 2021-97, Class SA
(zero coupon) (SOFR 30A + 2.60%), due 6/20/51 (b)(d)	5,251,897	34,822
REMIC, Series 2021-97, Class SD
(zero coupon) (SOFR 30A + 2.60%), due 6/20/51 (b)(d)	11,726,769	44,789
REMIC, Series 2021-136, Class SB
(zero coupon) (SOFR 30A + 3.20%), due 8/20/51 (b)(d)	2,351,811	15,219
REMIC, Series 2021-158, Class SB
(zero coupon) (SOFR 30A + 3.70%), due 9/20/51 (b)(d)	4,408,932	105,741
REMIC, Series 2021-205, Class DS
(zero coupon) (SOFR 30A + 3.20%), due 11/20/51 (b)(d)	8,574,945	107,510
REMIC, Series 2021-214, Class SA
(zero coupon) (SOFR 30A + 1.70%), due 12/20/51 (b)(d)	39,944,006	16,509
REMIC, Series 2021-226, Class SA
(zero coupon) (SOFR 30A + 1.70%), due 12/20/51 (b)(d)	4,685,555	9,669
REMIC, Series 2022-19, Class SG
(zero coupon) (SOFR 30A + 2.45%), due 1/20/52 (b)(d)	6,576,960	18,222

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
12	NYLI VP MacKay Strategic Bond Portfolio

	Principal Amount	Value
Mortgage-Backed Securities (continued)
Agency (Collateralized Mortgage Obligations) (continued)
GNMA (continued)
REMIC, Series 2022-24, Class SC
(zero coupon) (SOFR 30A + 2.37%), due 2/20/52 (b)(d)	$ 33,449,408	$ 56,958
REMIC, Series 2022-78, Class S
(zero coupon) (SOFR 30A + 3.70%), due 4/20/52 (b)(d)	3,521,502	43,492
REMIC, Series 2022-87, Class SA
(zero coupon) (SOFR 30A + 3.30%), due 5/20/52 (b)(d)	7,142,005	42,751
REMIC, Series 2022-101, Class SB
(zero coupon) (SOFR 30A + 3.30%), due 6/20/52 (b)(d)	3,578,920	21,423
REMIC, Series 2022-107, Class SA
(zero coupon) (SOFR 30A + 3.47%), due 6/20/52 (b)(d)	18,026,531	216,814
REMIC, Series 2023-66, Class OQ
(zero coupon), due 7/20/52	1,298,499	1,021,740
REMIC, Series 2023-53
(zero coupon), due 4/20/53	718,088	548,062
REMIC, Series 2023-101, Class EO
(zero coupon), due 7/20/53	1,037,351	864,645
REMIC, Series 2023-80, Class SA
0.645% (SOFR 30A + 5.25%), due 6/20/53 (b)(d)	7,613,266	229,602
REMIC, Series 2020-166, Class CA
1.00%, due 11/20/50	2,797,865	2,019,219
REMIC, Series 2020-183, Class HT
1.165% (SOFR 30A + 5.77%), due 12/20/50 (b)(d)	4,079,642	458,790
REMIC, Series 2022-190, Class HS
1.565% (1 Month SOFR + 5.936%), due 2/20/50 (b)(d)	8,082,785	910,872
REMIC, Series 2020-34, Class SC
1.565% (1 Month SOFR + 5.936%), due 3/20/50 (b)(d)	3,810,589	418,767
REMIC, Series 2020-146, Class SA
1.815% (1 Month SOFR + 6.186%), due 10/20/50 (b)(d)	2,627,343	325,698
REMIC, Series 2020-167, Class SN
1.815% (1 Month SOFR + 6.186%), due 11/20/50 (b)(d)	1,595,232	204,348
REMIC, Series 2021-179, Class SA
1.815% (1 Month SOFR + 6.186%), due 11/20/50 (b)(d)	3,991,048	491,076
	Principal Amount	Value

Agency (Collateralized Mortgage Obligations) (continued)
GNMA (continued)
REMIC, Series 2020-189, Class SU
1.815% (1 Month SOFR + 6.186%), due 12/20/50 (b)(d)	$ 891,928	$ 117,189
REMIC, Series 2021-46, Class TS
1.815% (1 Month SOFR + 6.186%), due 3/20/51 (b)(d)	1,874,952	242,622
REMIC, Series 2021-57, Class SA
1.815% (1 Month SOFR + 6.186%), due 3/20/51 (b)(d)	6,068,303	718,690
REMIC, Series 2021-57, Class SD
1.815% (1 Month SOFR + 6.186%), due 3/20/51 (b)(d)	2,461,960	291,252
REMIC, Series 2021-96, Class NS
1.815% (1 Month SOFR + 6.186%), due 6/20/51 (b)(d)	4,838,434	619,273
REMIC, Series 2021-96, Class SN
1.815% (1 Month SOFR + 6.186%), due 6/20/51 (b)(d)	3,450,427	389,748
REMIC, Series 2021-97, Class SM
1.815% (1 Month SOFR + 6.186%), due 6/20/51 (b)(d)	3,602,955	480,196
REMIC, Series 2021-122, Class HS
1.815% (1 Month SOFR + 6.186%), due 7/20/51 (b)(d)	3,306,169	393,612
REMIC, Series 2022-137, Class S
1.815% (1 Month SOFR + 6.186%), due 7/20/51 (b)(d)	3,414,566	409,882
REMIC, Series 2021-96, Class JS
1.865% (1 Month SOFR + 6.236%), due 6/20/51 (b)(d)	3,202,048	412,515
REMIC, Series 2023-60, Class ES
1.991% (SOFR 30A + 11.20%), due 4/20/53 (b)	1,605,348	1,466,407
REMIC, Series 2020-166, Class IC
2.00%, due 11/20/50 (d)	1,787,984	175,014
REMIC, Series 2020-188
2.00%, due 12/20/50 (d)	3,735,500	408,027
REMIC, Series 2021-49, Class YI
2.00%, due 3/20/51 (d)	521,762	54,154
REMIC, Series 2021-205, Class GA
2.00%, due 11/20/51	657,507	527,280
REMIC, Series 2022-10, Class IC
2.00%, due 11/20/51 (d)	2,982,307	340,250
REMIC, Series 2023-86, Class SE
2.045% (SOFR 30A + 6.65%), due 9/20/50 (b)(d)	2,392,366	334,772
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
13

Portfolio of Investments December 31, 2024†^ (continued)
	Principal Amount	Value
Mortgage-Backed Securities (continued)
Agency (Collateralized Mortgage Obligations) (continued)
GNMA (continued)
REMIC, Series 2019-159, Class P
2.50%, due 9/20/49	$ 1,420,373	$ 1,208,416
REMIC, Series 2022-1, Class IA
2.50%, due 6/20/50 (d)	741,438	95,246
REMIC, Series 2021-56, Class FE
2.50% (SOFR 30A + 0.20%), due 10/20/50 (b)(d)	4,531,818	550,034
REMIC, Series 2021-1, Class PI
2.50%, due 12/20/50 (d)	1,246,022	154,055
REMIC, Series 2021-137, Class HI
2.50%, due 8/20/51 (d)	2,797,405	371,839
REMIC, Series 2021-44, Class IQ
3.00%, due 3/20/51 (d)	4,890,563	773,248
REMIC, Series 2021-67, Class PI
3.00%, due 4/20/51 (d)	2,229,898	372,517
REMIC, Series 2021-74, Class HI
3.00%, due 4/20/51 (d)	493,741	76,160
REMIC, Series 2021-97, Class FA
3.00% (SOFR 30A + 0.40%), due 6/20/51 (b)	1,513,024	1,284,470
REMIC, Series 2021-98, Class IN
3.00%, due 6/20/51 (d)	1,683,623	298,003
REMIC, Series 2022-207
3.00%, due 8/20/51 (d)	2,504,144	427,038
REMIC, Series 2021-158, Class NI
3.00%, due 9/20/51 (d)	4,316,555	764,736
REMIC, Series 2021-177, Class IM
3.00%, due 10/20/51 (d)	3,589,882	550,871
REMIC, Series 2023-19, Class CI
3.00%, due 11/20/51 (d)	3,251,014	532,876
REMIC, Series 2023-66, Class MP
3.091% (SOFR 30A + 12.30%), due 5/20/53 (b)	1,881,494	1,695,418
REMIC, Series 2020-1, Class YF
3.50% (1 Month SOFR + 0.784%), due 1/20/50 (b)	1,353,745	1,178,708
REMIC, Series 2023-63, Class MA
3.50%, due 5/20/50	1,388,835	1,241,600
REMIC, Series 2021-146, Class IN
3.50%, due 8/20/51 (d)	4,801,813	858,394
Multifamily Connecticut Avenue Securities Trust (a)(b)
Series 2024-01, Class M10
8.419% (SOFR 30A + 3.85%), due 7/25/54	565,000	576,206
	Principal Amount	Value

Agency (Collateralized Mortgage Obligations) (continued)
Multifamily Connecticut Avenue Securities Trust (a)(b) (continued)
Series 2019-01, Class B10
10.183% (SOFR 30A + 5.614%), due 10/25/49	$ 2,500,000	$ 2,539,130
Series 2023-01, Class M10
11.069% (SOFR 30A + 6.50%), due 11/25/53	1,370,000	1,537,476
Series 2020-01, Class CE
12.183% (SOFR 30A + 7.614%), due 3/25/50	2,575,000	2,630,921
		59,858,252
Commercial Mortgage Loans (Collateralized Mortgage Obligations) 11.3%
Alen Mortgage Trust
Series 2021-ACEN, Class A
5.662% (1 Month SOFR + 1.264%), due 4/15/34 (a)(b)	1,680,000	1,558,200
BANK
Series 2020-BN25, Class D
2.50%, due 1/15/63 (a)	3,125,000	2,246,279
Series 2017-BNK6, Class D
3.10%, due 7/15/60 (a)	2,000,000	1,605,448
Series 2017-BNK4, Class C
4.372%, due 5/15/50 (i)	2,005,000	1,704,172
Bank of America Merrill Lynch Commercial Mortgage Trust
Series 2016-UB10, Class D
3.00%, due 7/15/49 (a)	2,430,000	2,129,805
BBCMS Mortgage Trust (a)(b)
Series 2018-TALL, Class C
5.716% (1 Month SOFR + 1.318%), due 3/15/37	1,500,000	1,297,813
Series 2018-TALL, Class D
6.044% (1 Month SOFR + 1.646%), due 3/15/37	1,145,000	980,397
Benchmark Mortgage Trust (e)
Series 2018-B6, Class D
3.089%, due 10/10/51 (a)	1,280,000	959,140
Series 2019-B14, Class C
3.763%, due 12/15/62	2,400,000	1,778,811
Series 2018-B3, Class C
4.553%, due 4/10/51	1,930,000	1,667,802
BX Commercial Mortgage Trust
Series 2024-BRBK, Class D
10.352% (1 Month SOFR + 5.971%), due 10/15/41 (a)(b)	1,305,000	1,307,509

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
14	NYLI VP MacKay Strategic Bond Portfolio

	Principal Amount	Value
Mortgage-Backed Securities (continued)
Commercial Mortgage Loans (Collateralized Mortgage Obligations) (continued)
BX Trust
Series 2024-BIO, Class C
7.037% (1 Month SOFR + 2.64%), due 2/15/41 (a)(b)	$ 750,000	$ 741,600
CD Mortgage Trust
Series 2017-CD4, Class D
3.30%, due 5/10/50 (a)	2,214,000	1,832,342
CFCRE Commercial Mortgage Trust
Series 2016-C3, Class D
3.052%, due 1/10/48 (a)(e)	1,085,000	978,505
Citigroup Commercial Mortgage Trust
Series 2014-GC25, Class B
4.345%, due 10/10/47 (i)	1,305,661	1,266,465
COMM Mortgage Trust
Series 2020-CX, Class D
2.683%, due 11/10/46 (a)(e)	1,735,000	1,333,926
Commercial Mortgage Trust
Series 2012-CR4, Class AM
3.251%, due 10/15/45	1,185,000	1,056,968
Series 2016-DC2, Class D
3.906%, due 2/10/49 (a)(e)	2,695,000	2,444,746
Series 2014-CR15, Class D
3.972%, due 2/10/47 (a)(e)	1,320,000	1,195,197
Series 2015-CR22, Class C
4.07%, due 3/10/48 (e)	1,680,000	1,468,152
Series 2013-CR7, Class E
4.243%, due 3/10/46 (a)(e)	1,724,000	1,534,360
Series 2012-LC4, Class C
5.303%, due 12/10/44 (e)	1,405,000	1,250,464
CSAIL Commercial Mortgage Trust
Series 2016-C6, Class D
4.917%, due 1/15/49 (a)(e)	1,420,000	1,145,380
FHLMC
REMIC, Series 2024-MN8, Class M2
8.819% (SOFR 30A + 4.25%), due 5/25/44 (a)(b)	985,000	1,023,146
FHLMC, Multifamily Structured Pass-Through Certificates
REMIC, Series 2024-MN9, Class B1
10.56% (SOFR 30A + 6.00%), due 10/25/44 (a)(b)	1,470,000	1,491,356
GNMA (d)
REMIC, Series 2020-177
0.82%, due 6/16/62 (e)	5,321,988	323,967
REMIC, Series 2023-194, Class CI
0.834%, due 10/16/65 (e)	6,620,627	440,485
	Principal Amount	Value

Commercial Mortgage Loans (Collateralized Mortgage Obligations) (continued)
GNMA (d) (continued)
REMIC, Series 2023-159, Class CI
0.952%, due 7/16/65 (i)	$ 8,943,935	$ 675,390
REMIC, Series 2020-168, Class IA
0.979%, due 12/16/62 (e)	4,438,930	320,428
REMIC, Series 2021-47
0.992%, due 3/16/61 (e)	10,236,022	692,451
REMIC, Series 2022-185, Class DI
1.023%, due 10/16/65 (e)	3,842,741	278,578
REMIC, Series 2023-172
1.381%, due 2/16/66 (e)	6,038,185	583,879
J.P. Morgan Chase Commercial Mortgage Securities Trust (a)
Series 2021-1MEM, Class C
2.654%, due 10/9/42 (e)	1,370,000	942,497
Series 2013-C13, Class E
3.986%, due 1/15/46 (i)	1,025,000	943,000
JPMCC Commercial Mortgage Securities Trust
Series 2019-COR5, Class D
3.00%, due 6/13/52 (a)	475,000	359,910
JPMDB Commercial Mortgage Securities Trust
Series 2017-C7, Class D
3.00%, due 10/15/50 (a)	1,645,000	1,280,019
Series 2017-C5, Class B
4.009%, due 3/15/50 (i)	985,000	829,222
LSTAR Commercial Mortgage Trust
Series 2017-5, Class D
4.667%, due 3/10/50 (a)(e)	1,345,000	1,076,280
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2015-C22, Class D
4.189%, due 4/15/48 (a)(e)	1,545,000	999,068
Morgan Stanley Capital I Trust
Series 2014-150E, Class C
4.295%, due 9/9/32 (a)(e)	1,015,000	668,049
ROCK Trust
Series 2024-CNTR, Class E
8.819%, due 11/13/41 (a)	2,110,000	2,181,603
TX Trust
Series 2024-HOU, Class E
8.784% (1 Month SOFR + 4.387%), due 6/15/39 (a)(b)	1,120,000	1,118,040
UBS Commercial Mortgage Trust
Series 2018-C10, Class D
3.00%, due 5/15/51 (a)	1,150,000	881,486
Series 2019-C18, Class C
3.934%, due 12/15/52 (e)	1,200,000	984,769
Series 2018-C9, Class C
4.946%, due 3/15/51 (e)	1,405,000	1,101,737
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
15

Portfolio of Investments December 31, 2024†^ (continued)
	Principal Amount	Value
Mortgage-Backed Securities (continued)
Commercial Mortgage Loans (Collateralized Mortgage Obligations) (continued)
UBS-Barclays Commercial Mortgage Trust
Series 2013-C5, Class B
3.649%, due 3/10/46 (a)(i)	$ 2,773,508	$ 2,566,936
Wells Fargo Commercial Mortgage Trust
Series 2017-C40, Class D
2.70%, due 10/15/50 (a)	2,035,000	1,651,870
Series 2018-C43, Class D
3.00%, due 3/15/51 (a)	600,000	485,648
Series 2018-C44, Class D
3.00%, due 5/15/51 (a)	1,650,000	1,247,172
Series 2016-NXS6, Class D
3.059%, due 11/15/49 (a)	2,655,000	2,282,995
Series 2017-C39, Class D
4.361%, due 9/15/50 (a)(e)	1,530,000	1,243,986
Series 2022-ONL, Class E
4.928%, due 12/15/39 (a)(e)	1,410,000	1,169,264
Series 2016-NXS5, Class D
4.974%, due 1/15/59 (e)	2,640,000	2,165,303
Series 2024-1CHI, Class E
7.574%, due 7/15/35 (a)(e)	1,450,000	1,452,702
WFRBS Commercial Mortgage Trust
Series 2013-C13, Class D
3.955%, due 5/15/45 (a)(e)	449,394	397,240
WP Glimcher Mall Trust
Series 2015-WPG, Class C
3.516%, due 6/5/35 (a)(e)	1,520,000	1,322,705
		68,664,662
Whole Loan (Collateralized Mortgage Obligations) 14.8%
CIM Trust
Series 2021-J2, Class AS
0.21%, due 4/25/51 (a)(d)(i)	47,770,754	546,187
Connecticut Avenue Securities Trust (a)(b)
Series 2020-R02, Class 2B1
7.683% (SOFR 30A + 3.114%), due 1/25/40	615,000	629,563
Series 2020-SBT1, Class 1M2
8.333% (SOFR 30A + 3.764%), due 2/25/40	2,275,000	2,389,459
Series 2020-SBT1, Class 2M2
8.333% (SOFR 30A + 3.764%), due 2/25/40	950,000	997,017
Series 2019-R03, Class 1B1
8.783% (SOFR 30A + 4.214%), due 9/25/31	1,051,218	1,124,289
	Principal Amount	Value

Whole Loan (Collateralized Mortgage Obligations) (continued)
Connecticut Avenue Securities Trust (a)(b) (continued)
Series 2020-SBT1, Class 2B1
11.283% (SOFR 30A + 6.714%), due 2/25/40	$ 1,630,000	$ 1,748,306
Series 2020-SBT1, Class 1B1
11.433% (SOFR 30A + 6.864%), due 2/25/40	2,100,000	2,265,375
Series 2019-HRP1, Class B1
13.933% (SOFR 30A + 9.364%), due 11/25/39	3,485,000	3,862,021
Series 2022-R03, Class 1B2
14.419% (SOFR 30A + 9.85%), due 3/25/42	650,000	741,013
CSMC Trust
Series 2021-NQM2, Class A1
1.179%, due 2/25/66 (a)(i)	1,164,324	1,025,662
FHLMC STACR REMIC Trust (a)(b)
Series 2021-HQA1, Class B1
7.569% (SOFR 30A + 3.00%), due 8/25/33	2,595,000	2,863,360
Series 2020-DNA6, Class B1
7.569% (SOFR 30A + 3.00%), due 12/25/50	1,345,000	1,454,581
Series 2021-DNA5, Class B1
7.619% (SOFR 30A + 3.05%), due 1/25/34	1,625,000	1,744,121
Series 2021-HQA2, Class B1
7.719% (SOFR 30A + 3.15%), due 12/25/33	1,490,000	1,652,496
Series 2021-DNA2, Class B1
7.969% (SOFR 30A + 3.40%), due 8/25/33	2,315,000	2,585,476
Series 2020-HQA5, Class B1
8.569% (SOFR 30A + 4.00%), due 11/25/50	2,895,000	3,267,706
Series 2021-DNA1, Class B2
9.319% (SOFR 30A + 4.75%), due 1/25/51	3,390,500	3,700,237
Series 2020-DNA2, Class B2
9.483% (SOFR 30A + 4.914%), due 2/25/50	2,605,000	2,779,941
Series 2021-HQA1, Class B2
9.569% (SOFR 30A + 5.00%), due 8/25/33	2,445,000	2,731,292
Series 2020-HQA1, Class B2
9.783% (SOFR 30A + 5.214%), due 1/25/50	2,881,000	3,152,954

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
16	NYLI VP MacKay Strategic Bond Portfolio

	Principal Amount	Value
Mortgage-Backed Securities (continued)
Whole Loan (Collateralized Mortgage Obligations) (continued)
FHLMC STACR REMIC Trust (a)(b) (continued)
Series 2020-DNA1, Class B2
9.933% (SOFR 30A + 5.364%), due 1/25/50	$ 750,000	$ 834,765
Series 2021-HQA2, Class B2
10.019% (SOFR 30A + 5.45%), due 12/25/33	2,390,000	2,735,803
Series 2021-DNA5, Class B2
10.069% (SOFR 30A + 5.50%), due 1/25/34	3,190,000	3,692,425
Series 2021-HQA3, Class B2
10.819% (SOFR 30A + 6.25%), due 9/25/41	2,640,000	2,770,323
Series 2021-HQA4, Class B2
11.569% (SOFR 30A + 7.00%), due 12/25/41	3,320,000	3,543,458
Series 2020-HQA5, Class B2
11.969% (SOFR 30A + 7.40%), due 11/25/50	1,500,000	1,844,981
FHLMC STACR Securitized Participation Interests Trust
Series 2018-SPI3, Class B
4.147%, due 8/25/48 (a)(i)	2,318,493	1,781,060
FHLMC STACR Trust (a)(b)
REMIC, Series 2019-FTR3, Class B2
9.483% (SOFR 30A + 4.914%), due 9/25/47	3,790,000	4,093,339
REMIC, Series 2019-FTR4, Class B2
9.683% (SOFR 30A + 5.114%), due 11/25/47	600,000	648,450
REMIC, Series 2019-FTR2, Class B2
12.083% (SOFR 30A + 7.514%), due 11/25/48	1,680,000	1,967,018
REMIC, Series 2019-HQA3, Class B2
12.183% (SOFR 30A + 7.614%), due 9/25/49	1,870,000	2,129,849
REMIC, Series 2019-FTR1, Class B2
13.033% (SOFR 30A + 8.464%), due 1/25/48	1,705,000	2,039,343
REMIC, Series 2018-HQA2, Class B2
15.683% (SOFR 30A + 11.114%), due 10/25/48	2,795,000	3,583,879
Galton Funding Mortgage Trust
Series 2018-2, Class A51
4.50%, due 10/25/58 (a)(i)	311,280	293,716
GS Mortgage-Backed Securities Corp. Trust
Series 2022-PJ2, Class A4
2.50%, due 6/25/52 (a)(i)	2,254,298	1,797,539
	Principal Amount	Value

Whole Loan (Collateralized Mortgage Obligations) (continued)
Mill City Mortgage Loan Trust (a)(i)
Series 2018-4, Class B4
3.045%, due 4/25/66	$ 1,473,279	$ 893,148
Series 2018-3, Class B4
3.688%, due 8/25/58	928,021	551,722
RCKT Mortgage Trust
Series 2021-5, Class A1
2.50%, due 11/25/51 (a)(i)	3,475,548	2,780,031
Sequoia Mortgage Trust
Series 2021-4, Class A1
0.166%, due 6/25/51 (a)(d)(e)	34,959,490	314,184
STACR Trust (a)(b)
Series 2018-HRP2, Class B2
15.183% (SOFR 30A + 10.614%), due 2/25/47	2,875,000	3,514,371
Series 2018-HRP1, Class B2
16.433% (SOFR 30A + 11.864%), due 5/25/43	2,803,503	3,424,681
Towd Point Mortgage Trust (a)(i)
Series 2018-2, Class B5
1.317%, due 3/25/58	3,735,077	1,621,575
Series 2017-4, Class B5
3.674%, due 6/25/57	1,187,590	755,148
Series 2019-1, Class B2
3.777%, due 3/25/58	545,000	431,017
Verus Securitization Trust
Series 2023-INV2, Class B2
8.115%, due 8/25/68 (a)(e)	1,000,000	994,121
		90,297,002
Total Mortgage-Backed Securities (Cost $216,219,167)		218,819,916
U.S. Government & Federal Agencies 7.1%
United States Treasury Notes 7.1%
U.S. Treasury Notes
3.875%, due 10/15/27	14,330,000	14,179,388
4.125%, due 10/31/29	15,450,000	15,272,071
4.125%, due 10/31/31	7,895,000	7,727,714
4.25%, due 11/15/34	5,995,000	5,838,750
		43,017,923
Total U.S. Government & Federal Agencies (Cost $43,562,971)		43,017,923
Total Long-Term Bonds (Cost $612,923,474)		603,052,189

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
17

Portfolio of Investments December 31, 2024†^ (continued)
	Shares	Value

Short-Term Investments 0.6%
Affiliated Investment Company 0.5%
NYLI U.S. Government Liquidity Fund, 4.309% (l)	3,038,581	$ 3,038,581
Unaffiliated Investment Company 0.1%
Invesco Government & Agency Portfolio, 4.478% (l)(m)	841,062	841,062
Total Short-Term Investments (Cost $3,879,643)		3,879,643
Total Investments (Cost $616,803,117)	99.5%	606,931,832
Other Assets, Less Liabilities	0.5	2,969,210
Net Assets	100.0%	$ 609,901,042

†	Percentages indicated are based on Portfolio net assets.
^	Industry classifications may be different than those used for compliance monitoring purposes.
(a)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(b)	Floating rate—Rate shown was the rate in effect as of December 31, 2024.
(c)	Delayed delivery security.
(d)	Collateralized Mortgage Obligation Interest Only Strip—Pays a fixed or variable rate of interest based on mortgage loans or mortgage pass-through securities. The principal amount of the underlying pool represents the notional amount on which the current interest was calculated. The value of these stripped securities may be particularly sensitive to changes in prevailing interest rates and are typically more sensitive to changes in prepayment rates than traditional mortgage-backed securities.
(e)	Collateral strip rate—A bond whose interest was based on the weighted net interest rate of the collateral. The coupon rate adjusts periodically based on a predetermined schedule. Rate shown was the rate in effect as of December 31, 2024.
(f)	Security is perpetual and, thus, does not have a predetermined maturity date. The date shown, if applicable, reflects the next call date.
(g)	Fixed to floating rate—Rate shown was the rate in effect as of December 31, 2024.
(h)	All or a portion of this security was held on loan. As of December 31, 2024, the aggregate market value of securities on loan was $813,681. The Portfolio received cash collateral with a value of $841,062. (See Note 2(K))
(i)	Coupon rate may change based on changes of the underlying collateral or prepayments of principal. Rate shown was the rate in effect as of December 31, 2024.
(j)	Step coupon—Rate shown was the rate in effect as of December 31, 2024.
(k)	Illiquid security—As of December 31, 2024, the total market value deemed illiquid under procedures approved by the Board of Trustees was $506,000, which represented 0.1% of the Portfolio’s net assets. (Unaudited)
(l)	Current yield as of December 31, 2024.
(m)	Represents a security purchased with cash collateral received for securities on loan.

Investments in Affiliates (in 000's)
Investments in issuers considered to be affiliate(s) of the Portfolio during the year ended December 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Investment Companies	Value, Beginning of Year	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Year	Dividend Income	Other Distributions	Shares End of Year
NYLI U.S. Government Liquidity Fund	$ 5,193	$ 221,192	$ (223,346)	$ —	$ —	$ 3,039	$ 311	$ —	3,039
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
18	NYLI VP MacKay Strategic Bond Portfolio

Foreign Currency Forward Contracts
As of December 31, 2024, the Portfolio held the following foreign currency forward contracts1:
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	15,849,162	GBP	12,202,000	JPMorgan Chase Bank N.A.	2/3/25	$ 577,589
Total Unrealized Appreciation						$ 577,589

1.	Foreign Currency Forward Contracts are subject to limitations such that they cannot be “sold or repurchased,” although the Portfolio would be able to exit the transaction through other means, such as through the execution of an offsetting transaction.
Futures Contracts
As of December 31, 2024, the Portfolio held the following futures contracts1:
Type	Number of Contracts	Expiration Date	Value at Trade Date	Current Notional Amount	Unrealized Appreciation (Depreciation)[2]
Long Contracts
U.S. Treasury 5 Year Notes	516	March 2025	$ 55,314,362	$ 54,853,219	$ (461,143)
U.S. Treasury 10 Year Notes	46	March 2025	5,085,263	5,002,500	(82,763)
U.S. Treasury 10 Year Ultra Bonds	669	March 2025	76,249,178	74,468,063	(1,781,115)
Total Long Contracts					(2,325,021)
Short Contracts
Canada 5 Year Bonds	(188)	March 2025	(14,685,596)	(14,814,261)	(128,665)
Euro-Bobl	(121)	March 2025	(14,960,986)	(14,772,319)	188,667
U.S. Treasury 2 Year Notes	(143)	March 2025	(29,417,464)	(29,402,141)	15,323
U.S. Treasury Long Bonds	(234)	March 2025	(27,752,965)	(26,639,438)	1,113,527
U.S. Treasury Ultra Bonds	(124)	March 2025	(15,637,569)	(14,744,375)	893,194
Total Short Contracts					2,082,046
Net Unrealized Depreciation					$ (242,975)

1.	As of December 31, 2024, cash in the amount of $2,197,742 was on deposit with a broker or futures commission merchant for futures transactions.
2.	Represents the difference between the value of the contracts at the time they were opened and the value as of December 31, 2024.
Abbreviation(s):
Bobl—Bundesobligation, the German word for federal government bond
CLO—Collateralized Loan Obligation
FHLMC—Federal Home Loan Mortgage Corp.
FNMA—Federal National Mortgage Association
GBP—British Pound Sterling
GNMA—Government National Mortgage Association
IO—Interest Only
REMIC—Real Estate Mortgage Investment Conduit
SOFR—Secured Overnight Financing Rate
STACR—Structured Agency Credit Risk
USD—United States Dollar
USISDA—U.S. International Swaps and Derivatives Association
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
19

Portfolio of Investments December 31, 2024†^ (continued)
The following is a summary of the fair valuations according to the inputs used as of December 31, 2024, for valuing the Portfolio’s assets and liabilities:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Long-Term Bonds
Asset-Backed Securities	$ —	$ 84,881,483	$ —	$ 84,881,483
Corporate Bonds	—	207,619,529	—	207,619,529
Foreign Government Bonds	—	40,802,929	—	40,802,929
Loan Assignments	—	7,910,409	—	7,910,409
Mortgage-Backed Securities	—	218,819,916	—	218,819,916
U.S. Government & Federal Agencies	—	43,017,923	—	43,017,923
Total Long-Term Bonds	—	603,052,189	—	603,052,189
Short-Term Investments
Affiliated Investment Company	3,038,581	—	—	3,038,581
Unaffiliated Investment Company	841,062	—	—	841,062
Total Short-Term Investments	3,879,643	—	—	3,879,643
Total Investments in Securities	3,879,643	603,052,189	—	606,931,832
Other Financial Instruments (b)
Foreign Currency Forward Contracts	—	577,589	—	577,589
Futures Contracts	2,210,711	—	—	2,210,711
Total Other Financial Instruments	2,210,711	577,589	—	2,788,300
Total Investments in Securities and Other Financial Instruments	$ 6,090,354	$ 603,629,778	$ —	$ 609,720,132
Liability Valuation Inputs
Other Financial Instruments
Futures Contracts (b)	$ (2,453,686)	$ —	$ —	$ (2,453,686)

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.
(b)	The value listed for these securities reflects unrealized appreciation (depreciation) as shown on the Portfolio of Investments.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
20	NYLI VP MacKay Strategic Bond Portfolio

Statement of Assets and Liabilities as of December 31, 2024
Assets
Investment in unaffiliated securities, at value (identified cost $613,764,536) including securities on loan of $813,681	$603,893,251
Investment in affiliated investment companies, at value (identified cost $3,038,581)	3,038,581
Cash	52,544
Cash denominated in foreign currencies (identified cost $1,176)	1,139
Cash collateral on deposit at broker for futures contracts	2,197,742
Receivables:
Interest	5,160,054
Portfolio shares sold	64,012
Securities lending	2,257
Unrealized appreciation on foreign currency forward contracts	577,589
Other assets	4,677
Total assets	614,991,846
Liabilities
Cash collateral received for securities on loan	841,062
Payables:
Investment securities purchased	2,918,750
Portfolio shares redeemed	711,500
Manager (See Note 3)	307,944
NYLIFE Distributors (See Note 3)	124,348
Variation margin on futures contracts	121,317
Professional fees	43,553
Custodian	20,372
Shareholder communication	431
Trustees	20
Accrued expenses	1,507
Total liabilities	5,090,804
Net assets	$609,901,042
Composition of Net Assets
Shares of beneficial interest outstanding (par value of $.001 per share) unlimited number of shares authorized	$63,351
Additional paid-in-capital	672,815,979
672,879,330
Total distributable earnings (loss)	(62,978,288)
Net assets	$609,901,042
Initial Class
Net assets applicable to outstanding shares	$28,318,808
Shares of beneficial interest outstanding	2,931,560
Net asset value per share outstanding	$9.66
Service Class
Net assets applicable to outstanding shares	$581,582,234
Shares of beneficial interest outstanding	60,419,741
Net asset value per share outstanding	$9.63

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
21

Statement of Operations for the year ended December 31, 2024
Investment Income (Loss)
Income
Interest	$39,930,139
Dividends-affiliated	311,453
Securities lending, net	19,196
Other	184,923
Total income	40,445,711
Expenses
Manager (See Note 3)	3,808,310
Distribution/Service—Service Class (See Note 3)	1,548,987
Professional fees	121,570
Custodian	60,993
Shareholder communication	30,890
Trustees	15,425
Miscellaneous	19,563
Total expenses	5,605,738
Net investment income (loss)	34,839,973
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Unaffiliated investment transactions	(4,371,643)
Futures transactions	(1,195,632)
Foreign currency transactions	(24,303)
Foreign currency forward transactions	185,451
Net realized gain (loss)	(5,406,127)
Net change in unrealized appreciation (depreciation) on:
Unaffiliated investments	18,637,326
Futures contracts	(4,996,137)
Foreign currency forward contracts	577,589
Translation of other assets and liabilities in foreign currencies	(8,181)
Net change in unrealized appreciation (depreciation)	14,210,597
Net realized and unrealized gain (loss)	8,804,470
Net increase (decrease) in net assets resulting from operations	$43,644,443
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
22	NYLI VP MacKay Strategic Bond Portfolio

Statements of Changes in Net Assets
for the years ended December 31, 2024 and December 31, 2023
	2024	2023
Increase (Decrease) in Net Assets
Operations:
Net investment income (loss)	$34,839,973	$32,162,347
Net realized gain (loss)	(5,406,127)	(32,203,317)
Net change in unrealized appreciation (depreciation)	14,210,597	65,052,248
Net increase (decrease) in net assets resulting from operations	43,644,443	65,011,278
Distributions to shareholders:
Initial Class	(1,581,658)	(1,206,905)
Service Class	(33,437,870)	(31,460,221)
Total distributions to shareholders	(35,019,528)	(32,667,126)
Capital share transactions:
Net proceeds from sales of shares	50,952,601	33,996,571
Net asset value of shares issued to shareholders in reinvestment of distributions	35,019,528	32,667,126
Cost of shares redeemed	(161,119,879)	(145,778,845)
Increase (decrease) in net assets derived from capital share transactions	(75,147,750)	(79,115,148)
Net increase (decrease) in net assets	(66,522,835)	(46,770,996)
Net Assets
Beginning of year	676,423,877	723,194,873
End of year	$609,901,042	$676,423,877
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
23

Financial Highlights selected per share data and ratios
	Year Ended December 31,
Initial Class	2024	2023	2022	2021	2020
Net asset value at beginning of year	$9.55	$9.11	$10.19	$10.25	$9.92
Net investment income (loss) (a)	0.55	0.45	0.34	0.29	0.28
Net realized and unrealized gain (loss)	0.12	0.46	(1.08)	(0.10)	0.32
Total from investment operations	0.67	0.91	(0.74)	0.19	0.60
Less distributions:
From net investment income	(0.56)	(0.47)	(0.34)	(0.25)	(0.26)
Return of capital	—	—	(0.00)‡	—	(0.01)
Total distributions	(0.56)	(0.47)	(0.34)	(0.25)	(0.27)
Net asset value at end of year	$9.66	$9.55	$9.11	$10.19	$10.25
Total investment return (b)	7.15%	10.19%	(7.24)%	1.96%	6.12%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	5.63%	4.86%	3.54%	2.80%	2.84%
Net expenses (c)	0.63%	0.62%	0.62%	0.62%(d)	0.70%(d)
Portfolio turnover rate	104%	70%	60%	62%	52%(e)
Net assets at end of year (in 000's)	$28,319	$26,163	$21,924	$24,820	$22,538

‡	Less than one cent per share.
(a)	Per share data based on average shares outstanding during the year.
(b)	Total return does not reflect any deduction of sales charges, mortality and expense charges, contract charges or administrative charges.
(c)	In addition to the fees and expenses which the Portfolio bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.
(d)	The expense ratios presented below show the impact of short sales expense:

Year Ended	Net Expenses (excluding short sales expenses)	Short Sales Expenses
December 31, 2021	0.61%	0.01%
December 31, 2020	0.62%	0.08%

(e)	The portfolio turnover rate not including mortgage dollar rolls was 51% for the year ended December 31, 2020.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
24	NYLI VP MacKay Strategic Bond Portfolio

Financial Highlights selected per share data and ratios
	Year Ended December 31,
Service Class	2024	2023	2022	2021	2020
Net asset value at beginning of year	$9.52	$9.08	$10.16	$10.21	$9.89
Net investment income (loss) (a)	0.52	0.43	0.31	0.26	0.26
Net realized and unrealized gain (loss)	0.13	0.45	(1.07)	(0.08)	0.30
Total from investment operations	0.65	0.88	(0.76)	0.18	0.56
Less distributions:
From net investment income	(0.54)	(0.44)	(0.32)	(0.23)	(0.23)
Return of capital	—	—	(0.00)‡	—	(0.01)
Total distributions	(0.54)	(0.44)	(0.32)	(0.23)	(0.24)
Net asset value at end of year	$9.63	$9.52	$9.08	$10.16	$10.21
Total investment return (b)	6.88%	9.92%	(7.47)%	1.71%	5.86%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	5.37%	4.60%	3.26%	2.53%	2.59%
Net expenses (c)	0.88%	0.87%	0.87%	0.87%(d)	0.93%(d)
Portfolio turnover rate	104%	70%	60%	62%	52%(e)
Net assets at end of year (in 000's)	$581,582	$650,260	$701,271	$932,562	$969,321

‡	Less than one cent per share.
(a)	Per share data based on average shares outstanding during the year.
(b)	Total return does not reflect any deduction of sales charges, mortality and expense charges, contract charges or administrative charges.
(c)	In addition to the fees and expenses which the Portfolio bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.
(d)	The expense ratios presented below show the impact of short sales expense:

Year Ended	Net Expenses (excluding short sales expenses)	Short Sales Expenses
December 31, 2021	0.86%	0.01%
December 31, 2020	0.86%	0.07%

(e)	The portfolio turnover rate not including mortgage dollar rolls was 51% for the year ended December 31, 2020.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
25

Notes to Financial Statements
Note 1–Organization and Business
New York Life Investments VP Funds Trust (the “Fund”) (formerly known as MainStay VP Funds Trust) was organized as a Delaware statutory trust on February 1, 2011. The Fund is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Fund is comprised of thirty-three separate series (collectively referred to as the “Portfolios”). These financial statements and notes relate to the NYLI VP MacKay Strategic Bond Portfolio (formerly known as MainStay VP MacKay Strategic Bond Portfolio) (the "Portfolio"), a "diversified” portfolio, as that term is defined in the 1940 Act, as interpreted or modified by regulatory authorities having jurisdiction, from time to time.
Shares of the Portfolio are currently offered to certain separate accounts to fund variable annuity policies and variable universal life insurance policies issued by New York Life Insurance and Annuity Corporation (“NYLIAC”), a wholly-owned subsidiary of New York Life Insurance Company (“New York Life”) and may also be offered to fund variable annuity policies and variable universal life insurance policies issued by other insurance companies. NYLIAC allocates shares of the Portfolio to, among others, certain NYLIAC separate accounts. Shares of the Portfolio are also offered to the NYLI VP Conservative Allocation Portfolio, NYLI VP Moderate Allocation Portfolio, NYLI VP Growth Allocation Portfolio and NYLI VP Equity Allocation Portfolio, which operate as “funds-of-funds," and other variable insurance funds.
The following table lists the Portfolio's share classes that have been registered and commenced operations:
Class	Commenced Operations
Initial Class	April 29, 2011
Service Class	April 29, 2011
Shares of the Portfolio are offered and are redeemed at a price equal to their respective net asset value (“NAV”) per share. No sales or redemption charge is applicable to the purchase or redemption of the Portfolio's shares. Under the terms of the Fund’s multiple class plan, adopted pursuant to Rule 18f-3 under the 1940 Act, the classes differ in that, among other things, Service Class shares of the Portfolio pay a combined distribution and service fee of 0.25% of average daily net assets attributable to Service Class shares of the Portfolio to the Distributor (as defined in Note 3(B)) pursuant to a plan adopted in accordance with Rule 12b-1 under the 1940 Act. Contract owners of variable annuity contracts purchased after June 2, 2003, are permitted to invest only in the Service Class shares.
The Portfolio's investment objective is to seek total return by investing primarily in domestic and foreign debt securities.
In this reporting period, the Portfolio adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures ("ASU 2023-07"). Adoption of the new standard impacted financial statement disclosures only and did not affect the Portfolio's financial position or its results of operations. The intent of
ASU 2023-07 is, through improved segment disclosures, to enable investors to better understand an entity's overall performance and to assess its potential future cash flows. NYLI Disclosure Committee ("Committee") acts as the Portfolio's chief operating decision maker assessing performance and making decisions about resource allocation. The Committee has determined that the Portfolio has a single operating segment based on the fact that the Committee monitors the operating results of the Portfolio as a whole and the Portfolio's long-term strategic asset allocation is pre-determined in accordance with the terms of its respective prospectus, based on a defined investment strategy which is executed by the Portfolio's portfolio managers as a team. The financial information provided to and reviewed by the Committee is consistent with that presented in the Portfolio's Portfolio of Investments, Statement of Changes in Net Assets and Financial Highlights.
Note 2–Significant Accounting Policies
The Portfolio is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services—Investment Companies. The Portfolio prepares its financial statements in accordance with generally accepted accounting principles (“GAAP”) in the United States of America and follows the significant accounting policies described below.
(A) Securities Valuation.  Investments are usually valued as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time) on each day the Portfolio is open for business ("valuation date").
Pursuant to Rule 2a-5 under the 1940 Act, the Board of Trustees of the Fund (the "Board") has designated New York Life Investment Management LLC (“New York Life Investments” or the "Manager") as its Valuation Designee (the "Valuation Designee"). The Valuation Designee is responsible for performing fair valuations relating to all investments in the Portfolio’s portfolio for which market quotations are not readily available; periodically assessing and managing material valuation risks; establishing and applying fair value methodologies; testing fair valuation methodologies; evaluating and overseeing pricing services; ensuring appropriate segregation of valuation and portfolio management functions; providing quarterly, annual and prompt reporting to the Board, as appropriate; identifying potential conflicts of interest; and maintaining appropriate records. The Valuation Designee has established a valuation committee ("Valuation Committee") to assist in carrying out the Valuation Designee’s responsibilities and establish prices of securities for which market quotations are not readily available. The Portfolio's and the Valuation Designee's policies and procedures ("Valuation Procedures") govern the Valuation Designee’s selection and application of methodologies for determining and calculating the fair value of Portfolio investments. The Valuation Designee may value the Portfolio's portfolio securities for which market quotations are not readily available and other Portfolio assets utilizing inputs from pricing services and other third-party sources. The Valuation Committee meets (in person, via electronic mail or

26	NYLI VP MacKay Strategic Bond Portfolio

via teleconference) on an ad-hoc basis to determine fair valuations and on a quarterly basis to review fair value events with respect to certain securities for which market quotations are not readily available, including valuation risks and back-testing results, and to preview reports to the Board.
The Valuation Committee establishes prices of securities for which market quotations are not readily available based on such methodologies and measurements on a regular basis after considering information that is reasonably available and deemed relevant by the Valuation Committee. The Board shall oversee the Valuation Designee and review fair valuation materials on a prompt, quarterly and annual basis and approve proposed revisions to the Valuation Procedures.
Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to the Valuation Procedures. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the Portfolio can access at the measurement date, provided that a quotation will not be readily available if it is not reliable. "Fair value" is defined as the price the Portfolio would reasonably expect to receive upon selling an asset or liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the asset or liability. Fair value measurements are determined within a framework that establishes a three-tier hierarchy that maximizes the use of observable market data and minimizes the use of unobservable inputs to establish a classification of fair value measurements for disclosure purposes. "Inputs" refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, such as the risk inherent in a particular valuation technique used to measure fair value using a pricing model and/or the risk inherent in the inputs for the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions market participants would use in pricing the asset or liability based on the information available. The inputs or methodology used for valuing assets or liabilities may not be an indication of the risks associated with investing in those assets or liabilities. The three-tier hierarchy of inputs is summarized below.
•	Level 1—quoted prices (unadjusted) in active markets for an identical asset or liability
•	Level 2—other significant observable inputs (including quoted prices for a similar asset or liability in active markets, interest rates and yield curves, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio's own assumptions about the assumptions that market participants would use in measuring fair value of an asset or liability)
The level of an asset or liability within the fair value hierarchy is based on the lowest level of an input, both individually and in the aggregate, that is significant to the fair value measurement. The aggregate value by input level of the Portfolio’s assets and liabilities as of December 31, 2024, is included at the end of the Portfolio of Investments.
The Portfolio may use third-party vendor evaluations, whose prices may be derived from one or more of the following standard inputs, among others:
• Benchmark yields	• Reported trades
• Broker/dealer quotes	• Issuer spreads
• Two-sided markets	• Benchmark securities
• Bids/offers	• Reference data (corporate actions or material event notices)
• Industry and economic events	• Comparable bonds
• Monthly payment information
An asset or liability for which a market quotation is not readily available is valued by methods deemed reasonable in good faith by the Valuation Committee, following the Valuation Procedures to represent fair value. Under these procedures, the Valuation Designee generally uses a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information. The Valuation Designee may also use an income-based valuation approach in which the anticipated future cash flows of the asset or liability are discounted to calculate fair value. Fair value represents a good faith approximation of the value of a security. Fair value determinations involve the consideration of a number of subjective factors, an analysis of applicable facts and circumstances and the exercise of judgment. As a result, it is possible that the fair value for a security determined in good faith in accordance with the Valuation Procedures may differ from valuations for the same security determined for other funds using their own valuation procedures. Although the Valuation Procedures are designed to value a security at the price the Portfolio may reasonably expect to receive upon the security's sale in an orderly transaction, there can be no assurance that any fair value determination thereunder would, in fact, approximate the amount that the Portfolio would actually realize upon the sale of the security or the price at which the security would trade if a reliable market price were readily available. During the year ended December 31, 2024, there were no material changes to the fair value methodologies.
Securities which may be valued in this manner include, but are not limited to: (i) a security for which trading has been halted or suspended or otherwise does not have a readily available market quotation on a given day; (ii) a debt security that has recently gone into default and for which there is not a current market quotation; (iii) a security of an issuer that has entered into a restructuring; (iv) a security that has been delisted from a national exchange; (v) a security subject to trading collars for which no or limited trading takes place; and (vi) a security whose principal market has been temporarily closed at a time when, under normal conditions, it would be open. Securities valued in this manner are generally categorized as Level 2 or 3 in the hierarchy.
27

Notes to Financial Statements (continued)
Investments in mutual funds, including money market funds, are valued at their respective NAVs at the close of business each day on the valuation date. These securities are generally categorized as Level 1 in the hierarchy.
Futures contracts are valued at the last posted settlement price on the market where such futures are primarily traded. These securities are generally categorized as Level 1 in the hierarchy.
Debt securities (other than convertible and municipal bonds) are valued at the evaluated bid prices (evaluated mean prices in the case of convertible and municipal bonds) supplied by a pricing agent or broker selected by the Valuation Designee, in consultation with the Subadvisor. The evaluations are market-based measurements processed through a pricing application and represents the pricing agent’s good faith determination as to what a holder may receive in an orderly transaction under market conditions. The rules-based logic utilizes valuation techniques that reflect participants’ assumptions and vary by asset class and per methodology, maximizing the use of relevant observable data including quoted prices for similar assets, benchmark yield curves and market corroborated inputs. The evaluated bid or mean prices are deemed by the Valuation Designee, in consultation with the Subadvisor, to be representative of market values at the regular close of trading of the Exchange on each valuation date. Debt securities purchased on a delayed delivery basis are marked to market daily until settlement at the forward settlement date. Debt securities, including corporate bonds, U.S. government and federal agency bonds, municipal bonds, foreign bonds, convertible bonds, asset-backed securities and mortgage-backed securities are generally categorized as Level 2 in the hierarchy.
Foreign currency forward contracts are valued at their fair market values measured on the basis of the mean between the last current bid and ask prices based on dealer or exchange quotations and are generally categorized as Level 2 in the hierarchy.
Loan assignments, participations and commitments are valued at the average of bid quotations obtained from the engaged independent pricing service and are generally categorized as Level 2 in the hierarchy. Certain loan assignments, participations and commitments may be valued by utilizing significant unobservable inputs obtained from the pricing service and are generally categorized as Level 3 in the hierarchy.
Temporary cash investments acquired in excess of 60 days to maturity at the time of purchase are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities and ratings), both as furnished by independent pricing services. Temporary cash investments that mature in 60 days or less at the time of purchase ("Short-Term Investments") are valued using the amortized cost method of valuation, unless the use of such method would be inappropriate. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between such cost and the principal on maturity date. Amortized cost approximates the current fair value of a security. Securities valued using the amortized cost method are not valued using quoted prices in an active market and are generally categorized as Level 2 in the hierarchy.
The information above is not intended to reflect an exhaustive list of the methodologies that may be used to value portfolio investments. The Valuation Procedures permit the use of a variety of valuation methodologies in connection with valuing portfolio investments. The methodology used for a specific type of investment may vary based on the market data available or other considerations. The methodologies summarized above may not represent the specific means by which portfolio investments are valued on any particular business day.
A portfolio investment may be classified as an illiquid investment under the Portfolio's written liquidity risk management program and related procedures (“Liquidity Program”). Illiquidity of an investment might prevent the sale of such investment at a time when the Manager or the Subadvisor might wish to sell, and these investments could have the effect of decreasing the overall level of the Portfolio's liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid investments, requiring the Portfolio to rely on judgments that may be somewhat subjective in measuring value, which could vary materially from the amount that the Portfolio could realize upon disposition. Difficulty in selling illiquid investments may result in a loss or may be costly to the Portfolio. An illiquid investment is any investment that the Manager or Subadvisor reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. The liquidity classification of each investment will be made using information obtained after reasonable inquiry and taking into account, among other things, relevant market, trading and investment-specific considerations in accordance with the Liquidity Program. Illiquid investments are often fair valued in accordance with the Portfolio's procedures described above. The liquidity of the Portfolio's investments was determined as of December 31, 2024, and can change at any time.
(B) Income Taxes.   The Portfolio's policy is to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute all of its taxable income to the shareholders of the Portfolio within the allowable time limits.
The Manager evaluates the Portfolio’s tax positions to determine if the tax positions taken meet the minimum recognition threshold in connection with accounting for uncertainties in income tax positions taken or expected to be taken for the purposes of measuring and recognizing tax liabilities in the financial statements. Recognition of tax benefits of an uncertain tax position is permitted only to the extent the position is “more likely than not” to be sustained assuming examination by taxing authorities. The Manager analyzed the Portfolio's tax positions taken on federal, state and local income tax returns for all open tax years (for up to three tax years) and has concluded that no provisions for federal, state and local income tax are required in the Portfolio's financial statements. The Portfolio's federal, state and local income tax and federal excise tax

28	NYLI VP MacKay Strategic Bond Portfolio

returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state and local departments of revenue.
(C) Dividends and Distributions to Shareholders. Dividends and distributions are recorded on the ex-dividend date. The Portfolio intends to declare and pay dividends from net investment income, if any, at least quarterly  and distributions from net realized capital and currency gains, if any, at least annually. All dividends and distributions are reinvested at NAV in the same class of shares of the Portfolio. Dividends and distributions to shareholders are determined in accordance with federal income tax regulations and may differ from determinations using GAAP.
(D) Security Transactions and Investment Income.  The Portfolio records security transactions on the trade date. Realized gains and losses on security transactions are determined using the identified cost method. Dividend income is recognized on the ex-dividend date, net of any foreign tax withheld at the source, and interest income is recorded on an accrual basis and may include coupon interest, amortization of premium, accretion of discount on debt securities, and gains/losses on paydowns. Distributions received from real estate investment trusts, if applicable, may be classified as dividends, capital gains and/or return of capital. Discounts and premiums on securities purchased for the Portfolio are accreted and amortized, respectively, on the effective interest rate method.
Investment income and realized and unrealized gains and losses on investments of the Portfolio are allocated pro rata to the separate classes of shares based upon their relative net assets on the date the income is earned or realized and unrealized gains and losses are incurred.
The Portfolio may place a debt security on non-accrual status and reduce related interest income by ceasing current accruals and writing off all or a portion of any interest receivables when the collection of all or a portion of such interest has become doubtful. A debt security is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.
(E) Expenses.  Expenses of the Fund are allocated to the individual Portfolios in proportion to the net assets of the respective Portfolios when the expenses are incurred, except where direct allocations of expenses can be made. Expenses (other than fees incurred under the distribution and service plans, further discussed in Note 3(B), which are charged directly to the Service Class shares) are allocated to separate classes of shares pro rata based upon their relative net assets on the date the expenses are incurred. The expenses borne by the Portfolio, including those of related parties to the Portfolio, are shown in the Statement of Operations.
Additionally, the Portfolio may invest in mutual funds, which are subject to management fees and other fees that may cause the costs of investing in mutual funds to be greater than the costs of owning the underlying securities directly. These indirect expenses of mutual funds are not included in the amounts shown as expenses in the Statement of Operations or in the expense ratios included in the Financial Highlights.
(F) Use of Estimates.  In preparing financial statements in conformity with GAAP, the Manager makes estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates and assumptions.
(G) Futures Contracts.  A futures contract is an agreement to purchase or sell a specified quantity of an underlying instrument at a specified future date and price, or to make or receive a cash payment based on the value of a financial instrument (e.g., foreign currency, interest rate, security or securities index). The Portfolio is subject to risks such as market price risk, leverage risk, liquidity risk, counterparty risk, operational risk, legal risk and/or interest rate risk in the normal course of investing in these contracts. Upon entering into a futures contract, the Portfolio is required to pledge to the broker or futures commission merchant an amount of cash and/or U.S. government securities equal to a certain percentage of the collateral amount, known as the “initial margin.” During the period the futures contract is open, changes in the value of the contract are recognized as unrealized appreciation or depreciation by marking to market such contract on a daily basis to reflect the market value of the contract at the end of each day’s trading. The Portfolio agrees to receive from or pay to the broker or futures commission merchant an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as “variation margin.” When the futures contract is closed, the Portfolio records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Portfolio's basis in the contract.
The use of futures contracts involves, to varying degrees, elements of market risk in excess of the amount recognized in the Statement of Assets and Liabilities. The contract or notional amounts and variation margin reflect the extent of the Portfolio's involvement in open futures positions. There are several risks associated with the use of futures contracts as hedging  techniques. There can be no assurance that a liquid market will exist at the time when the Portfolio seeks to close out a futures contract. If no liquid market exists, the Portfolio would remain obligated to meet margin requirements until the position is closed. Futures contracts may involve a small initial investment relative to the risk assumed, which could result in losses greater than if the Portfolio did not invest in futures contracts. Futures contracts may be more volatile than direct investments in the instrument underlying the futures and may not correlate to the underlying instrument, causing a given hedge not to achieve its objectives. The Portfolio's activities in futures contracts have minimal counterparty risk as they are conducted through regulated exchanges that guarantee the futures against default by the counterparty. In the event of a bankruptcy or insolvency of a futures commission merchant that holds margin on behalf of the Portfolio, the Portfolio may not be entitled to the return of the entire margin owed to the Portfolio, potentially resulting in a loss. The Portfolio may invest in futures contracts to seek enhanced returns or to reduce the risk of loss by hedging certain of its holdings. The Portfolio's investment in futures contracts and other derivatives may increase the volatility of the Portfolio's NAVs and may result in a loss to the Portfolio.
29

Notes to Financial Statements (continued)
(H) Loan Assignments, Participations and Commitments.  The Portfolio may invest in loan assignments and participations ("loans"). Commitments are agreements to make money available to a borrower in a specified amount, at a specified rate and within a specified time. The Portfolio records an investment when the borrower withdraws money on a commitment or when a funded loan is purchased (trade date) and records interest as earned. These loans pay interest at rates that are periodically reset by reference to a base lending rate plus a spread. These base lending rates are generally the prime rate offered by a designated U.S. bank, the Secured Overnight Financing Rate ("SOFR") or an alternative reference rate.
The loans in which the Portfolio may invest are generally readily marketable, but may be subject to some restrictions on resale. For example, the Portfolio may be contractually obligated to receive approval from the agent bank and/or borrower prior to the sale of these investments. If the Portfolio purchases an assignment from a lender, the Portfolio will generally have direct contractual rights against the borrower in favor of the lender. If the Portfolio purchases a participation interest either from a lender or a participant, the Portfolio typically will have established a direct contractual relationship with the seller of the participation interest, but not with the borrower. Consequently, the Portfolio is subject to the credit risk of the lender or participant who sold the participation interest to the Portfolio, in addition to the usual credit risk of the borrower. In the event that the borrower, selling participant or intermediate participants become insolvent or enter into bankruptcy, the Portfolio may incur certain costs and delays in realizing payment, or may suffer a loss of principal and/or interest.
Unfunded commitments represent the remaining obligation of the Portfolio to the borrower. At any point in time, up to the maturity date of the issue, the borrower may demand the unfunded portion. Unfunded amounts, if any, are marked to market and any unrealized gains or losses are recorded in the Statement of Assets and Liabilities.
(I) Foreign Currency Forward Contracts. The Portfolio may enter into foreign currency forward contracts, which are agreements to buy or sell foreign currencies on a specified future date at a specified rate. The Portfolio is subject to foreign currency exchange rate risk in the normal course of investing in these transactions. During the period the forward contract is open, changes in the value of the contract are recognized as unrealized appreciation or depreciation by marking to market such contract on a daily basis to reflect the market value of the contract at the end of each day’s trading. Cash movement occurs on the settlement date. When the forward contract is closed, the Portfolio records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Portfolio's basis in the contract. The Portfolio may purchase and sell foreign currency forward contracts for purposes of seeking to enhance portfolio returns and manage portfolio risk more efficiently. Foreign currency forward contracts may also be used to gain exposure to a particular currency or to hedge against the risk of loss due to changing currency exchange rates. Foreign currency forward contracts to purchase or sell a foreign currency may also be used in anticipation of future purchases or sales of securities denominated in foreign currency, even if the specific investments have not yet been selected.
The use of foreign currency forward contracts involves, to varying degrees, elements of risk in excess of the amount recognized in the Statement of Assets and Liabilities, including counterparty risk, market risk, leverage risk, operational risk, legal risk and liquidity risk. Counterparty risk is heightened for these instruments because foreign currency forward contracts are not exchange-traded and therefore no clearinghouse or exchange stands ready to meet the obligations under such contracts. Thus, the Portfolio faces the risk that its counterparties under such contracts may not perform their obligations. Market risk is the risk that the value of a foreign currency forward contract will depreciate due to unfavorable changes in exchange rates. Liquidity risk arises because the secondary market for foreign currency forward contracts may have less liquidity relative to markets for other securities and financial instruments. Liquidity risk also can arise when forward currency contracts create margin or settlement payment obligations for the Portfolio. Leverage risk is the risk that a foreign currency forward contract can magnify the Portfolio's gains and losses. Operational risk refers to risk related to potential operational issues (including documentation issues, settlement issues, systems failures, inadequate controls and human error), and legal risk refers to insufficient documentation, insufficient capacity or authority of the counterparty, or legality or enforceability of a foreign currency forward contract. Risks also arise from the possible movements in the foreign exchange rates underlying these instruments. While the Portfolio may enter into forward contracts to reduce currency exchange risks, changes in currency exchange rates may result in poorer overall performance for the Portfolio than if it had not engaged in such transactions. Exchange rate movements can be large, depending on the currency, and can last for extended periods of time, affecting the value of the Portfolio's assets. Moreover, there may be an imperfect correlation between the Portfolio's holdings of securities denominated in a particular currency and forward contracts entered into by the Portfolio. Such imperfect correlation may prevent the Portfolio from achieving the intended hedge or expose the Portfolio to the risk of currency exchange loss. The unrealized appreciation (depreciation) on forward contracts also reflects the Portfolio's exposure at the valuation date to credit loss in the event of a counterparty’s failure to perform its obligations.
(J) Foreign Currency Transactions. The Portfolio's books and records are maintained in U.S. dollars. Prices of securities denominated in foreign currency amounts are translated into U.S. dollars at the mean between the buying and selling rates last quoted by any major U.S. bank at the following dates:
(i) market value of investment securities, other assets and liabilities— at the valuation date; and
(ii) purchases and sales of investment securities, income and expenses—at the date of such transactions.

30	NYLI VP MacKay Strategic Bond Portfolio

The assets and liabilities that are denominated in foreign currency amounts are presented at the exchange rates and market values at the close of the period. The realized and unrealized changes in net assets arising from fluctuations in exchange rates and market prices of securities are not separately presented.
Net realized gain (loss) on foreign currency transactions represents net currency gains or losses realized as a result of differences between the amounts of securities sale proceeds or purchase cost, dividends, interest and withholding taxes as recorded on the Portfolio's books, and the U.S. dollar equivalent amount actually received or paid. Net currency gains or losses from valuing such foreign currency denominated assets and liabilities, other than investments at valuation date exchange rates, are reflected in unrealized foreign exchange gains or losses.
(K) Securities Lending. In order to realize additional income, the Portfolio may engage in securities lending, subject to the limitations set forth in the 1940 Act and relevant guidance by the staff of the Securities and Exchange Commission (“SEC”). If the Portfolio engages in securities lending, the Portfolio will lend through its custodian, JPMorgan Chase Bank, N.A., ("JPMorgan"), acting as securities lending agent on behalf of the Portfolio. Under the current arrangement, JPMorgan will manage the Portfolio's collateral in accordance with the securities lending agency agreement between the Portfolio and JPMorgan, and indemnify the Portfolio against counterparty risk. The loans will be collateralized by cash (which may be invested in a money market fund) and/or non-cash collateral (which may include U.S. Treasury securities and/or U.S. government agency securities issued or guaranteed by the United States government or its agencies or instrumentalities) at least equal at all times to the market value of the securities loaned. Non-cash collateral held at year end is segregated and cannot be transferred by the Portfolio. The Portfolio bears the risk of delay in recovery of, or loss of rights in, the securities loaned. The Portfolio may also record a realized gain or loss on securities deemed sold due to a borrower’s inability to return securities on loan. The Portfolio bears the risk of any loss on investment of cash collateral. The Portfolio will receive compensation for lending its securities in the form of fees or it will retain a portion of interest earned on the investment of any cash collateral. The Portfolio will also continue to receive interest and dividends on the securities loaned and any gain or loss in the market price of the securities loaned that may occur during the term of the loan will be for the account of the Portfolio. Income earned from securities lending activities, if any, is reflected in the Statement of Operations.
(L) Dollar Rolls. The Portfolio may enter into dollar roll transactions in which it sells mortgage-backed securities ("MBS") from its portfolio to a counterparty from whom it simultaneously agrees to buy a similar security on a delayed delivery basis. The Portfolio generally transfers MBS where the MBS are "to be announced," therefore, the Portfolio accounts for these transactions as purchases and sales.
When accounted for as purchase and sales, the securities sold in connection with the dollar rolls are removed from the portfolio and a realized gain or loss is recognized. The securities the Portfolio has agreed to acquire are included at market value in the Portfolio of Investments and liabilities for such purchase commitments are included as payables for investments purchased. During the roll period, the Portfolio foregoes principal and interest paid on the securities. The Portfolio is compensated by the difference between the current sales price and the forward price for the future as well as by the earnings on the cash proceeds of the initial sale. Dollar rolls may be renewed without physical delivery of the securities subject to the contract. Dollar roll transactions involve certain risks, including the risk that the securities returned to the Portfolio at the end of the roll period, while substantially similar, could be inferior to what was initially sold to the counterparty.
(M) Delayed Delivery Transactions.  The Portfolio may purchase or sell securities on a delayed delivery basis. These transactions involve a commitment by the Portfolio to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed delivery purchases are outstanding, the Portfolio will designate liquid assets in an amount sufficient to meet the purchase price. When purchasing a security on a delayed delivery basis, the Portfolio assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its NAV. The Portfolio may dispose of or renegotiate a delayed delivery transaction after it is entered into, and may sell delayed delivery securities before they are delivered, which may result in a realized gain or loss. When the Portfolio has sold a security it owns on a delayed delivery basis, the Portfolio does not participate in future gains and losses with respect to the security. Delayed delivery transactions as of December 31, 2024, are shown in the Portfolio of Investments.
(N) Debt and Foreign Securities Risk.  The ability of issuers of debt securities held by the Portfolio to meet their obligations may be affected by, among other things, economic or political developments in a specific country, industry or region. Debt securities are also subject to the risks associated with changes in interest rates. The Portfolio primarily invests in high yield debt securities (commonly referred to as “junk bonds”), which are considered speculative because they present a greater risk of loss, including default, than higher rated debt securities. These securities pay investors a premium—a higher interest rate or yield than investment grade debt securities—because of the increased risk of loss. These securities can also be subject to greater price volatility. In times of unusual or adverse market, economic or political conditions, these securities may experience higher than normal default rates.
Investments in the Portfolio are not guaranteed, even though some of the Portfolio’s underlying investments are guaranteed by the U.S. government or its agencies or instrumentalities. The principal risk of mortgage-related and asset-backed securities is that the underlying debt may be prepaid ahead of schedule, if interest rates fall, thereby reducing the value of the Portfolio’s investment. If interest rates rise, less of the debt may be prepaid and the Portfolio may lose money because the Portfolio may be unable to invest in higher yielding assets. The Portfolio is subject to interest-rate risk and can lose principal value when interest rates rise.
31

Notes to Financial Statements (continued)
Bonds are also subject to credit risk, in which the bond issuer may fail to pay interest and principal in a timely manner.
The Portfolio may invest in loans which are usually rated below investment grade and are generally considered speculative because they present a greater risk of loss, including default, than higher rated debt securities. These investments pay investors a higher interest rate than investment grade debt securities because of the increased risk of loss. Although certain loans are collateralized, there is no guarantee that the value of the collateral will be sufficient to repay the loan. In a recession or serious credit event, the value of these investments could decline significantly. As a result of these and other events, the Portfolio’s NAVs could go down and you could lose money.
In addition, loans generally are subject to the extended settlement periods that may be longer than seven days. As a result, the Portfolio may be adversely affected by selling other investments at an unfavorable time and/or under unfavorable conditions or engaging in borrowing transactions, such as borrowing against its credit facility, to raise cash to meet redemption obligations or pursue other investment opportunities.
In certain circumstances, loans may not be deemed to be securities. As a result, the Portfolio may not have the protection of anti-fraud provisions of the federal securities laws. In such cases, the Portfolio generally must rely on the contractual provisions in the loan agreement and common-law fraud protections under applicable state law.
The ability of issuers of debt securities held by the Portfolio to meet their obligations may be affected by, among other things, economic or political developments in a specific country, industry or region. Debt securities are also subject to the risks associated with changes in interest rates. The Portfolio may invest in foreign securities, which carry certain risks that are in addition to the usual risks inherent in domestic securities. Foreign regulatory regimes and securities markets can have less stringent investor protections and disclosure standards and less liquid trading markets than U.S. regulatory regimes and securities markets, and can experience political, social and economic developments that may affect the value of investments in foreign securities. These risks include those resulting from currency fluctuations, future adverse political or economic developments and possible imposition of currency exchange blockages or other foreign governmental laws or restrictions. Economic sanctions and other similar governmental actions or developments could, among other things, effectively restrict or eliminate the Fund’s ability to purchase or sell certain foreign securities or groups of foreign securities, and thus may make the Fund’s investments in such securities less liquid or more difficult to value. These risks are likely to be greater in emerging markets than in developed markets. The ability of issuers of debt securities held by the Portfolio to meet their obligations may be affected by, among other things, economic or political developments in a specific country, industry or region.
(O) Counterparty Credit Risk.  In order to better define its contractual rights and to secure rights that will help the Portfolio mitigate its counterparty risk, the Portfolio may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its counterparties. An ISDA Master Agreement is a bilateral agreement between the Portfolio and a counterparty that governs certain OTC derivatives and typically contains collateral posting terms and netting provisions. Under an ISDA Master Agreement, the Portfolio may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/ or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. Bankruptcy or insolvency laws of a particular jurisdiction may restrict or prohibit the right of offset in bankruptcy, insolvency or other events. In addition, certain ISDA Master Agreements may contain provisions for early termination of OTC derivative transactions in the event the net assets of the Portfolio decline below specific levels or if the Portfolio fails to meet the terms of its ISDA Master Agreements. The result would cause the Portfolio to accelerate payment of any net liability owed to the counterparty.
For financial reporting purposes, the Portfolio does not offset derivative assets and derivative liabilities that are subject to netting arrangements, if any, in the Statement of Assets and Liabilities.
(P) Indemnifications.  Under the Fund’s organizational documents, its officers and trustees are indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Portfolio enters into contracts with third-party service providers that contain a variety of representations and warranties and that may provide general indemnifications. The Portfolio's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio that have not yet occurred. The Manager believes that the risk of loss in connection with these potential indemnification obligations is remote. However, there can be no assurance that material liabilities related to such obligations will not arise in the future, which could adversely impact the Portfolio.
(Q) Quantitative Disclosure of Derivative Holdings. The following tables show additional disclosures related to the Portfolio's derivative and hedging activities, including how such activities are accounted for and their effect on the Portfolio's financial positions, performance and cash flows. These derivatives are not accounted for as hedging instruments.
The Portfolio entered into futures contracts in order to help manage the duration and yield curve of the portfolio while minimizing the exposure to wider bid/ask spreads in traditional bonds.
The Portfolio entered into foreign currency forward contracts to hedge against the risk of loss due to changing currency exchange rates.

32	NYLI VP MacKay Strategic Bond Portfolio

Fair value of derivative instruments as of December 31, 2024:
Asset Derivatives	Foreign Exchange Contracts Risk	Interest Rate Contracts Risk	Total
Futures Contracts - Net Assets—Net unrealized appreciation on futures contracts (a)	$—	$2,210,711	$2,210,711
Forward Contracts - Unrealized appreciation on foreign currency forward contracts	577,589	—	577,589
Total Fair Value	$577,589	$2,210,711	$2,788,300

(a)	Includes cumulative appreciation (depreciation) of futures contracts as reported in the Portfolio of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

Liability Derivatives	Interest Rate Contracts Risk	Total
Futures Contracts - Net Assets—Net unrealized depreciation on futures contracts (a)	$(2,453,686)	$(2,453,686)
Total Fair Value	$(2,453,686)	$(2,453,686)

(a)	Includes cumulative appreciation (depreciation) of futures contracts as reported in the Portfolio of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
The effect of derivative instruments on the Statement of Operations for the year ended December 31, 2024:
Net Realized Gain (Loss) from:	Foreign Exchange Contracts Risk	Interest Rate Contracts Risk	Total
Futures Transactions	$—	$(1,195,632)	$(1,195,632)
Forward Transactions	185,451	—	185,451
Total Net Realized Gain (Loss)	$185,451	$(1,195,632)	$(1,010,181)

Net Change in Unrealized Appreciation (Depreciation)	Foreign Exchange Contracts Risk	Interest Rate Contracts Risk	Total
Futures Contracts	$—	$(4,996,137)	$(4,996,137)
Forward Contracts	577,589	—	577,589
Total Net Change in Unrealized Appreciation (Depreciation)	$577,589	$(4,996,137)	$(4,418,548)

Average Notional Amount	Total
Futures Contracts Long	$139,816,751
Futures Contracts Short (a)	$(43,440,072)
Forward Contracts Long (b)	$1,179,641
Forward Contracts Short (c)	$(13,464,331)

(a)	Positions were open for ten months during the reporting period.
(b)	Position was open for one month during the reporting period.
(c)	Positions were open for five months during the reporting period.
Note 3–Fees and Related Party Transactions
(A) Manager and Subadvisor. New York Life Investments, a registered investment adviser and an indirect, wholly-owned subsidiary of New York Life, serves as the Portfolio's Manager, pursuant to an Amended and Restated Management Agreement ("Management Agreement"). The Manager provides offices, conducts clerical, recordkeeping and bookkeeping services and keeps most of the financial and accounting records required to be maintained by the Portfolio. Except for the portion of salaries and expenses that are the responsibility of the Portfolio, the Manager pays the salaries and expenses of all personnel affiliated with the Portfolio and certain operational expenses of the Portfolio. The Portfolio reimburses New York Life Investments in an amount equal to the portion of the compensation of the Chief Compliance Officer attributable to the Portfolio. MacKay Shields LLC ("MacKay Shields" or the "Subadvisor"), a registered investment adviser and an indirect, wholly-owned subsidiary of New York Life, serves as the Subadvisor to the Portfolio and is responsible for the day-to-day portfolio management of the Portfolio. Pursuant to the terms of an Amended and Restated Subadvisory Agreement between New York Life Investments and MacKay Shields, New York Life Investments pays for the services of the Subadvisor.
Pursuant to the Management Agreement, the Fund pays the Manager, on behalf of the Portfolio, a monthly fee for the services performed and the facilities furnished at an annual rate of the Portfolio's average daily net assets as follows: 0.60% up to $500 million; 0.55% from $500 million to $1 billion; 0.50% from $1 billion to $5 billion; and 0.475% in excess of $5 billion. During the year ended December 31, 2024, the effective management fee rate was 0.59% of the Portfolio's average daily net assets.
During the year ended December 31, 2024, New York Life Investments earned fees from the Portfolio in the amount of $3,808,310 and paid the Subadvisor fees in the amount of $1,904,157.
JPMorgan provides sub-administration and sub-accounting services to the Portfolio pursuant to an agreement with New York Life Investments. These services include calculating the daily NAVs of the Portfolio, maintaining the general ledger and sub-ledger accounts for the calculation of the Portfolio's NAVs, and assisting New York Life Investments in conducting various aspects of the Portfolio's administrative operations. For providing these services to the Portfolio, JPMorgan is compensated by New York Life Investments.
Pursuant to an agreement between the Fund and New York Life Investments, New York Life Investments is responsible for providing or procuring certain regulatory reporting services for the Portfolio. The Portfolio will reimburse New York Life Investments for the actual costs incurred by New York Life Investments in connection with providing or procuring these services for the Portfolio.
(B) Distribution and Service Fees.  The Fund, on behalf of the Portfolio, has entered into a distribution agreement with NYLIFE Distributors LLC (the “Distributor”), an affiliate of New York Life
33

Notes to Financial Statements (continued)
Investments. The Portfolio has adopted a distribution plan (the “Plan”) in accordance with the provisions of Rule 12b-1 under the 1940 Act. Under the Plan, the Distributor has agreed to provide, through its affiliates or independent third parties, various distribution-related, shareholder and administrative support services to the Service Class shareholders. For its services, the Distributor is entitled to a combined distribution and service fee accrued daily and paid monthly at an annual rate of 0.25% of the average daily net assets attributable to the Service Class shares of the Portfolio.
Note 4-Federal Income Tax
As of December 31, 2024, the cost and unrealized appreciation (depreciation) of the Portfolio’s investment portfolio, including applicable derivative contracts and other financial instruments, as determined on a federal income tax basis, were as follows:
	Federal Tax Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Investments in Securities	$616,897,982	$11,119,792	$(21,085,942)	$(9,966,150)
As of December 31, 2024, the components of accumulated gain (loss) on a tax basis were as follows:
Ordinary Income	Accumulated Capital and Other Gain (Loss)	Other Temporary Differences	Unrealized Appreciation (Depreciation)	Total Accumulated Gain (Loss)
$758,127	$(53,762,101)	$—	$(9,974,314)	$(62,978,288)
The difference between book-basis and tax-basis unrealized appreciation (depreciation) is primarily due to cumulative Bond Amortization Adjustment, mark to market of forwards and mark to market of futures contracts.
As of December 31, 2024, for federal income tax purposes, capital loss carryforwards of $53,762,101, as shown in the table below, were available to the extent provided by the regulations to offset future realized gains of the Portfolio. Accordingly, no capital gains distributions are expected to be paid to shareholders until net gains have been realized in excess of such amounts.
Capital Loss Available Through	Short-Term Capital Loss Amounts (000’s)	Long-Term Capital Loss Amounts (000’s)
Unlimited	$—	$53,762
During the years ended December 31, 2024 and December 31, 2023, the tax character of distributions paid as reflected in the Statements of Changes in Net Assets was as follows:
	2024	2023
Distributions paid from:
Ordinary Income	$35,019,528	$32,667,126
Note 5–Custodian
JPMorgan is the custodian of cash and securities held by the Portfolio. Custodial fees are charged to the Portfolio based on the Portfolio's net assets and/or the market value of securities held by the Portfolio and the number of certain transactions incurred by the Portfolio.
Note 6–Line of Credit
The Portfolio and certain other funds managed by New York Life Investments maintain a line of credit with a syndicate of banks in order to secure a source of funds for temporary purposes to meet unanticipated or excessive redemption requests.
Effective July 23, 2024, under the credit agreement (the “Credit Agreement”), the aggregate commitment amount is $600,000,000 with an additional uncommitted amount of $100,000,000. The commitment fee is an annual rate of 0.15% of the average commitment amount payable quarterly, regardless of usage, to JPMorgan, who serves as the agent to the syndicate. The commitment fee is allocated among the Portfolio and certain other funds managed by New York Life Investments based upon their respective net assets and other factors. Interest on any revolving credit loan is charged based upon the Federal Funds Rate, Daily Simple SOFR + 0.10%, or the Overnight Bank Funding Rate, whichever is higher. The Credit Agreement expires on July 22, 2025, although the Portfolio, certain other funds managed by New York Life Investments and the syndicate of banks may renew the Credit Agreement for an additional year on the same or different terms or enter into a credit agreement with a different syndicate of banks. Prior to July 23, 2024, the aggregate commitment amount and the commitment fee were the same as those under the current Credit Agreement. During the year ended December 31, 2024, there were no borrowings made or outstanding with respect to the Portfolio under the Credit Agreement.
Note 7–Interfund Lending Program
Pursuant to an exemptive order issued by the SEC, the Portfolio, along with certain other funds managed by New York Life Investments, may participate in an interfund lending program. The interfund lending program provides an alternative credit facility that permits the Portfolio and certain other funds managed by New York Life Investments to lend or borrow money for temporary purposes directly to or from one another, subject to the conditions of the exemptive order. During the year ended December 31, 2024, there were no interfund loans made or outstanding with respect to the Portfolio.
Note 8–Purchases and Sales of Securities (in 000’s)
During the year ended December 31, 2024, purchases and sales of U.S. government securities were $256,365 and $216,253, respectively. Purchases and sales of securities, other than U.S. government securities and short-term securities, were $405,620 and $520,085, respectively.

34	NYLI VP MacKay Strategic Bond Portfolio

Note 9–Capital Share Transactions
Transactions in capital shares for the years ended December 31, 2024 and December 31, 2023, were as follows:
Initial Class	Shares	Amount
Year ended December 31, 2024:
Shares sold	196,123	$1,899,068
Shares issued to shareholders in reinvestment of distributions	163,636	1,581,658
Shares redeemed	(167,652)	(1,634,908)
Net increase (decrease)	192,107	$1,845,818
Year ended December 31, 2023:
Shares sold	333,886	$3,104,371
Shares issued to shareholders in reinvestment of distributions	130,069	1,206,905
Shares redeemed	(130,832)	(1,216,543)
Net increase (decrease)	333,123	$3,094,733

Service Class	Shares	Amount
Year ended December 31, 2024:
Shares sold	5,068,421	$49,053,533
Shares issued to shareholders in reinvestment of distributions	3,472,561	33,437,870
Shares redeemed	(16,439,722)	(159,484,971)
Net increase (decrease)	(7,898,740)	$(76,993,568)
Year ended December 31, 2023:
Shares sold	3,331,140	$30,892,200
Shares issued to shareholders in reinvestment of distributions	3,404,406	31,460,221
Shares redeemed	(15,640,912)	(144,562,302)
Net increase (decrease)	(8,905,366)	$(82,209,881)
Note 10–Recent Accounting Pronouncement
In December 2023, the FASB issued Accounting Standard Update No. 2023-09, Income Taxes (ASC 740) Improvements to Income Tax Disclosures (“ASU 2023-09”). The primary purpose of the amendments within ASU 2023-09 is to enhance the transparency and decision usefulness of income tax disclosures primarily related to the rate reconciliation table and income taxes paid information. The amendments in ASU 2023-09 require that public business entities on an annual basis (1) disclose specific categories in the rate reconciliation and (2) provide additional information for reconciling items that meet a quantitative threshold. In addition, the amendments in this ASU 2023-09 require that all entities disclose on an annual basis taxes paid disaggregated by; federal, state, foreign, and jurisdiction (when income taxes paid is equal to or greater than five percent of total income taxes paid). The amendments in ASU 2023-09 are effective for public business entities beginning after December 15, 2024. Early adoption is permitted for annual financial statements that have not yet been issued or made available for issuance. The amendments in ASU 2023-09 should be applied on a prospective basis. Retrospective application is permitted. Management is currently assessing the impact this standard will have on our financial statements as well as the method by which we will adopt the new standard. The Adviser does not expect the guidance to have a material impact to the Portfolio.
Note 11–Subsequent Events
In connection with the preparation of the financial statements of the Portfolio for the year ended December 31, 2024, events and transactions subsequent to December 31, 2024, through the date the financial statements were issued, have been evaluated by the Manager for possible adjustment and/or disclosure. No subsequent events requiring financial statement adjustment or disclosure have been identified.
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Report of Independent Registered Public Accounting Firm
To the Board of Trustees of New York Life Investments VP Funds Trust (formerly known as MainStay VP Funds Trust) and Shareholders of NYLI VP MacKay Strategic Bond Portfolio (formerly known as MainStay VP MacKay Strategic Bond Portfolio)
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of NYLI VP MacKay Strategic Bond Portfolio (one of the portfolios constituting New York Life Investments VP Funds Trust, referred to hereafter as the “Portfolio”) as of December 31, 2024, the related statement of operations for the year ended December 31, 2024, the statements of changes in net assets for each of the two years in the period ended December 31, 2024, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2024 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Portfolio as of December 31, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2024 and the financial highlights for each of the five years in the period ended December 31, 2024 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Portfolio’s management. Our responsibility is to express an opinion on the Portfolio’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Portfolio in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2024 by correspondence with the custodian, transfer agents, agent banks and brokers; when replies were not received from agent banks and brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
New York, New York
February 21, 2025
We have served as the auditor of one or more investment companies in the New York Life Investments group of funds since 1984.
36	NYLI VP MacKay Strategic Bond Portfolio

Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
Included in the Statement of Operations within the Portfolio’s Financial Statements.
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Statement Regarding Basis for Approval of Investment Advisory Agreement and Subadvisory Agreement
The continuation of the Management Agreement with respect to each series (“Portfolio”) of the New York Life Investments VP Funds Trust (“Trust”) and New York Life Investment Management LLC (“New York Life Investments”) and each of the Subadvisory Agreements between New York Life Investments and each of American Century Investment Management, Inc., Brown Advisory LLC, Candriam, CBRE Investment Management Listed Real Assets LLC, Epoch Investment Partners, Inc., FIAM LLC, Janus Henderson Investors US LLC, MacKay Shields LLC, Newton Investment Management North America, LLC, NYL Investors LLC, Pacific Investment Management Company LLC, PineStone Asset Management Inc., Segall Bryant & Hamill, LLC, Wellington Management Company LLP and Winslow Capital Management, LLC (together, “Subadvisors”)1 with respect to the applicable Portfolio(s) (together, “Advisory Agreements”) is subject to annual review and approval by the Board of Trustees of the Trust (“Board”) in accordance with Section 15 of the Investment Company Act of 1940, as amended (“1940 Act”).  At its December 3–4, 2024 meeting, the Board, including the Trustees who are not an “interested person” (as such term is defined in the 1940 Act) of the Trust (“Independent Trustees”) voting separately, unanimously approved the continuation of each of the Advisory Agreements for each applicable Portfolio for a one-year period.
In reaching the decision to approve the continuation of each of the Advisory Agreements, the Board considered information and materials furnished by New York Life Investments and each Subadvisor in connection with an annual contract review process undertaken by the Board that took place at meetings of the Board and its Contracts Committee from September 2024 through December 2024, including information and materials furnished by New York Life Investments and each Subadvisor in response to requests prepared on behalf of the Board, and in consultation with the Independent Trustees, by independent legal counsel to the Independent Trustees, which encompassed a variety of topics, including those summarized below.  Information and materials requested by and furnished to the Board for consideration in connection with the contract review process included, among other items, reports on each Portfolio and “peer funds” prepared by Institutional Shareholder Services Inc. (“ISS”), an independent third-party service provider engaged by the Board to report objectively on each Portfolio’s investment performance, management fee and total expenses.  The Board also considered information on the fees charged to other investment advisory clients of New York Life Investments and/or each applicable Subadvisor that follow investment strategies similar to those of each Portfolio, if any, and, when applicable, the rationale for differences in each Portfolio’s management and subadvisory fees, as applicable, and the fees charged to those other investment advisory clients.  In addition, the Board considered information regarding the legal standards and fiduciary obligations applicable to its consideration of the continuation of each of the Advisory Agreements.  The contract review process, including the structure and format for information and materials provided to the Board, has been developed in consultation with the Board.  The Independent
Trustees also met in executive sessions with their independent legal counsel and, for portions thereof, with senior management of New York Life Investments.
The Board’s deliberations with respect to the continuation of each of the Advisory Agreements reflect a year-long process, and the Board also took into account information furnished to the Board and its Committees throughout the year, as deemed relevant and appropriate by the Trustees, including, among other items, reports on investment performance of each Portfolio and investment-related matters for each Portfolio as well as presentations from New York Life Investments and, generally annually, personnel of each Subadvisor.  In addition, the Board took into account other information provided by New York Life Investments throughout the year, including, among other items, periodic reports on legal and compliance matters, risk management, portfolio turnover, brokerage commissions and non-advisory services provided to each Portfolio by New York Life Investments, as deemed relevant and appropriate by the Trustees.
In addition to information provided to the Board throughout the year, the Board received information in connection with its June 2024 meeting provided specifically in response to requests prepared on behalf of the Board, and in consultation with the Independent Trustees, by independent legal counsel to the Independent Trustees regarding each Portfolio’s distribution arrangements.  In addition, the Board received information regarding each Portfolio’s asset levels, share purchase and redemption activity and the payment of Rule 12b-1 and/or certain other fees by the applicable share class(es) of each applicable Portfolio, among other information.
In considering the continuation of each of the Advisory Agreements, the Trustees reviewed and evaluated the information and factors they believed to reasonably be necessary and appropriate in light of legal advice furnished to them by independent legal counsel to the Independent Trustees and through the exercise of their own business judgment.  Although individual Trustees may have weighed certain factors or information differently and the Board did not consider any single factor or information controlling in reaching its decision, the factors that figured prominently in the Board’s consideration of the continuation of each of the Advisory Agreements with respect to each applicable Portfolio are summarized in more detail below and include, among other factors: (i) the nature, extent and quality of the services provided to the Portfolio by New York Life Investments and the Subadvisor(s), if applicable; (ii) the qualifications of the portfolio manager(s) of the Portfolio and the historical investment performance of the Portfolio, New York Life Investments and, if applicable, the Subadvisor(s); (iii) the costs of the services provided, and profits realized, by New York Life Investments and the Subadvisor(s), if applicable, with respect to their relationships with the Portfolio; (iv) the extent to which economies of scale have been realized or may be realized if the Portfolio grows and the extent to which any economies of scale have been shared, have benefited or may benefit the Portfolio’s

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shareholders; and (v) the reasonableness of the Portfolio’s management and, if applicable, subadvisory fees and total ordinary operating expenses.  Although the Board recognized that comparisons between each Portfolio’s fees and expenses and those of other funds are imprecise given different terms of agreements, variations in fund strategies and other factors, the Board considered the reasonableness of each Portfolio’s management fee and total ordinary operating expenses as compared to peer funds identified by ISS.  Throughout their considerations, the Trustees acknowledged the commitment of New York Life Investments and its affiliates to serve the New York Life Investments Group of Funds, as well as their capacity, experience, resources, financial stability and reputations.  The Trustees also acknowledged the entrepreneurial and other risks assumed by New York Life Investments in sponsoring and managing each Portfolio.  With respect to the Subadvisory Agreements, the Board took into account New York Life Investments’ recommendation to approve the continuation of each of the Subadvisory Agreements.
The Trustees noted that, throughout the year, the Trustees are afforded an opportunity to ask questions of, and request additional information or materials from, New York Life Investments and each Subadvisor.  The Board’s decision with respect to each of the Advisory Agreements may have also been based, in part, on the Board’s knowledge of New York Life Investments and each Subadvisor resulting from, among other things, the Board’s consideration of each of the Advisory Agreements in prior years, the advisory agreements for other funds in the New York Life Investments Group of Funds, the Board’s review throughout the year of the performance and operations of other funds in the New York Life Investments Group of Funds and each Trustee’s business judgment and industry experience.  In addition to considering the above-referenced factors, the Board observed that in the marketplace, notably under variable life insurance policies and variable annuity contracts for which each Portfolio serves as an investment option, there are a range of investment options available to investors and that each Portfolio’s shareholders, having had the opportunity to consider other investment options, have invested in the Portfolio.
The factors that figured prominently in the Board’s decision to approve the continuation of each of the Advisory Agreements during the Board’s December 3-4, 2024 meeting are summarized in more detail below.  The Board considered on a Portfolio-by-Portfolio basis the factors and information deemed relevant and appropriate by the Trustees to evaluate the continuation of each of the Advisory Agreements, and the Board’s decision was made separately with respect to each Portfolio.
Nature, Extent and Quality of Services Provided by New York Life Investments and the Subadvisors
The Board examined the nature, extent and quality of the services that New York Life Investments provides to each Portfolio.  The Board evaluated New York Life Investments’ experience and capabilities in serving as manager of each Portfolio and considered that each Portfolio with one or more Subadvisors operates in a “manager-of-managers” structure.  The Board also considered New York Life Investments’
responsibilities and services provided pursuant to this structure, including overseeing the services provided by each Subadvisor, evaluating the performance of each Subadvisor, making recommendations to the Board as to whether each Subadvisory Agreement should be renewed, modified or terminated and periodically reporting to the Board regarding the results of New York Life Investments’ evaluation and monitoring functions.  The Board noted that New York Life Investments manages other mutual funds, serves a variety of other investment advisory clients, including other pooled investment vehicles, and has experience overseeing mutual fund service providers, including subadvisors.  The Board considered the experience of senior personnel at New York Life Investments providing management and administrative and other non-advisory services to each Portfolio.  The Board observed that New York Life Investments devotes significant resources and time to providing management and administrative and other non-advisory services to each Portfolio, including, for Portfolios with one or more Subadvisors, New York Life Investments’ oversight and due diligence reviews of each Subadvisor and ongoing analysis of, and interactions with, each Subadvisor with respect to, among other things, the applicable Portfolio’s or Portfolios’ investment performance and risks as well as each Subadvisor’s investment capabilities and subadvisory services with respect to the applicable Portfolio(s).
The Board also considered the range of services that New York Life Investments provides to each Portfolio under the terms of the Management Agreement, including: (i) fund accounting and ongoing supervisory services provided by New York Life Investments’ Fund Administration and Accounting Group; (ii) investment supervisory and analytical services provided by New York Life Investments’ Investment Consulting Group; (iii) compliance services provided by the Trust’s Chief Compliance Officer as well as New York Life Investments’ compliance department; (iv) legal services provided by New York Life Investments’ Office of the General Counsel; and (v) risk management monitoring and analysis by compliance and investment personnel.  In addition, the Board considered New York Life Investments’ willingness to invest in personnel and other resources, such as cyber security, information security and business continuity planning, that may benefit each Portfolio and noted that New York Life Investments is responsible for compensating the Trust’s officers, except for a portion of the salary of the Trust’s Chief Compliance Officer.  The Board recognized that New York Life Investments provides certain other non-advisory services to each Portfolio and has over time provided an increasingly broad array of non-advisory services to the New York Life Investments Group of Funds as a result of regulatory and other developments.
The Board also examined the range, and the nature, extent and quality, of the investment advisory services that New York Life Investments and each Subadvisor provides to the applicable Portfolio(s) and considered the terms of each of the Advisory Agreements.  The Board evaluated New York Life Investments’ and each Subadvisor’s experience and performance in serving as investment adviser or subadvisor, respectively, to the applicable Portfolio(s) and advising other portfolios and New York Life Investments’ and each Subadvisor’s track record and experience in
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providing investment advisory services as well as the experience of investment advisory and other senior personnel at New York Life Investments and each Subadvisor.  The Board considered New York Life Investments’ and each Subadvisor’s overall resources, legal and compliance environment, capabilities, reputation, financial condition and history.  In addition to information provided in connection with quarterly meetings with the Trust’s Chief Compliance Officer, the Board considered information regarding the compliance policies and procedures of New York Life Investments and each Subadvisor.  The Board also considered New York Life Investments’ and each Subadvisor’s ability to recruit and retain qualified investment professionals and willingness to invest in personnel and other resources that may benefit the applicable Portfolio(s).  In this regard, the Board considered the qualifications and experience of each Portfolio’s portfolio manager(s), the number of accounts managed by the portfolio manager(s) and the method for compensating the portfolio manager(s).
Because the NYLI VP Conservative Allocation Portfolio, NYLI VP Moderate Allocation Portfolio, NYLI VP Growth Allocation Portfolio and NYLI VP Equity Allocation Portfolio (together, the “Allocation Portfolios”) invest substantially all their assets in other funds advised by New York Life Investments or its affiliates, the Board considered information from New York Life Investments regarding the investment rationale and process for the allocation among and selection of the underlying funds in which the Allocation Portfolios invest.
In addition, the Board considered information provided by New York Life Investments and each Subadvisor regarding their respective business continuity and disaster recovery plans.
Based on these considerations, among others, the Board concluded that each Portfolio would likely continue to benefit from the nature, extent and quality of these services.
Investment Performance
In evaluating each Portfolio’s investment performance, the Board considered investment performance results over various periods in light of each Portfolio’s investment objective and strategies.  The Board considered investment reports on, and analysis of, each Portfolio’s performance provided to the Board throughout the year, including each Portfolio’s investment performance compared to each Portfolio’s relevant benchmark(s).  With respect to each of the NYLI VP Hedge Multi-Strategy Portfolio and the NYLI VP S&P 500 Index Portfolio, the Board also considered information regarding the Portfolio’s tracking error relative to its benchmark(s). The Board also considered information provided by ISS showing the investment performance of each Portfolio as compared to peer funds.
The Board also took into account its discussions with senior management at New York Life Investments concerning each Portfolio’s investment performance over various periods as well as discussions between a representative(s) of each Subadvisor and the members of the Board’s Investment Committee, which generally occur on an annual basis. The
Board also took into account the following considerations with respect to certain Portfolios:
1. In considering the investment performance of the NYLI VP American Century Sustainable Equity Portfolio, the Board noted that the Portfolio underperformed its peer funds for the one-, five- and ten-year periods ended July 31, 2024, and performed favorably relative to its peer funds for the three-year period ended July 31, 2024.  The Board considered its discussions with representatives from New York Life Investments and American Century Investment Management, Inc. regarding the Portfolio’s investment performance.
2. In considering the investment performance of the NYLI VP Balanced Portfolio, the Board noted that the Portfolio underperformed its peer funds for the one-year period ended July 31, 2024, performed in line with its peer funds for the five- and ten-year periods ended July 31, 2024, and performed favorably relative to its peer funds for the three-year period ended July 31, 2024.  The Board considered its discussions with representatives from New York Life Investments, NYL Investors LLC and Wellington Management Company LLP regarding the Portfolio’s investment performance.
3. In considering the investment performance of the NYLI VP Bond Portfolio, the Board noted that the Portfolio underperformed its peer funds for the three- and five-year periods ended July 31, 2024, and performed in line with its peer funds for the one- and ten-year periods ended July 31, 2024.  The Board considered its discussions with representatives from New York Life Investments and NYL Investors LLC regarding the Portfolio’s investment performance.
4. In considering the investment performance of the NYLI VP Candriam Emerging Markets Equity Portfolio, the Board noted that the Portfolio underperformed its peer funds for the three-, five- and ten-year periods ended July 31, 2024, and performed in line with its peer funds for the one-year period ended July 31, 2024.  The Board considered its discussions with representatives from New York Life Investments and Candriam regarding the Portfolio’s investment performance.
5. In considering the investment performance of the NYLI VP CBRE Global Infrastructure Portfolio, the Board noted that the Portfolio underperformed its peer funds for the five-year period ended July 31, 2024, and performed in line with its peer funds for the one- and three-year periods ended July 31, 2024.  The Board considered its discussions with representatives from New York Life Investments and CBRE Investment Management Listed Real Assets LLC regarding the Portfolio’s investment performance.
6. In considering the investment performance of the NYLI VP Hedge Multi-Strategy Portfolio, the Board noted that the Portfolio underperformed its peer funds for the three-, five- and ten-year periods ended July 31, 2024, and performed in line with its peer funds for the one-year period ended July 31, 2024.  The Board considered its discussions with representatives from New York Life Investments regarding the Portfolio’s investment performance.
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7. In considering the investment performance of the NYLI VP MacKay U.S. Infrastructure Bond Portfolio, the Board noted that the Portfolio underperformed its peer funds for the one-, five- and ten-year periods ended July 31, 2024, and performed favorably relative to its peer funds for the three-year period ended July 31, 2024.  The Board considered its discussions with representatives from New York Life Investments and MacKay Shields LLC regarding the Portfolio’s investment performance.
8. In considering the investment performance of the NYLI VP PineStone International Equity Portfolio, the Board noted that the Portfolio underperformed its peer funds for the one-, three-, five- and ten-year periods ended July 31, 2024.  The Board considered its discussions with representatives from New York Life Investments and PineStone Asset Management Inc. regarding the Portfolio’s investment performance.
9. With respect to the NYLI VP Schroders Mid Cap Opportunities Portfolio, the Board considered its discussions with representatives from New York Life Investments regarding the Portfolio’s investment performance and the Board’s approval of a new subadvisory agreement between New York Life Investments and Schroder Investment Management North America Inc. with respect to the Portfolio and approval to reposition the Portfolio, effective August 12, 2024.
10. In considering the investment performance of the NYLI VP Wellington Small Cap Portfolio, the Board noted that the Portfolio underperformed its peer funds for the three- and five-year periods ended July 31, 2024, and performed favorably relative to its peer funds for the one-year period ended July 31, 2024.  The Board considered its discussions with representatives from New York Life Investments and Wellington Management Company LLP regarding the Portfolio’s investment performance.
Based on these considerations, among others, the Board concluded that its review of each Portfolio’s investment performance and related information supported a determination to approve the continuation of each of the Advisory Agreements.
Costs of the Services Provided, and Profits and Other Benefits Realized, by New York Life Investments and the Subadvisors
Portfolios with Affiliated Subadvisors
The Board considered the costs of the services provided under each of the Advisory Agreements.  The Board also considered the profitability of New York Life Investments and its affiliates, including each Affiliated Subadvisor, due to their relationships with the applicable Portfolio(s) as well as of New York Life Investments and its affiliates due to their relationships with the New York Life Investments Group of Funds.  Because each Affiliated Subadvisor is an affiliate of New York Life Investments whose subadvisory fee is paid by New York Life Investments, not the applicable Portfolio(s), the Board considered cost and profitability information for New York Life Investments and each Affiliated Subadvisor in the aggregate.
In addition, the Board acknowledged the difficulty in obtaining reliable comparative data about mutual fund managers’ profitability because such information generally is not publicly available and may be impacted by numerous factors, including the structure of a fund manager’s organization, the types of funds it manages, the methodology used to allocate certain fixed costs to specific funds and the manager’s capital structure and costs of capital.
In evaluating the costs of the services provided by New York Life Investments and each Affiliated Subadvisor, and profitability of New York Life Investments and its affiliates, including each Affiliated Subadvisor, due to their relationships with the applicable Portfolio(s), the Board considered, among other factors, New York Life Investments’ and its affiliates’, including each Affiliated Subadvisor’s, continuing investments in, or willingness to invest in, personnel and other resources that may support and further enhance the management of such Portfolio(s), and that New York Life Investments is responsible for paying the subadvisory fee for such Portfolio(s).  The Board also considered the financial resources of New York Life Investments and each Affiliated Subadvisor and acknowledged that New York Life Investments and each Affiliated Subadvisor must be in a position to recruit and retain experienced professional personnel and to maintain a strong financial position for New York Life Investments and each Affiliated Subadvisor to continue to provide high-quality services to the applicable Portfolio(s).  The Board recognized that each Portfolio benefits from the allocation of certain fixed costs among the funds in the New York Life Investments Group of Funds, among other expected benefits resulting from its relationship with New York Life Investments.
The Board considered information regarding New York Life Investments’ methodology for calculating profitability and allocating costs provided by New York Life Investments in connection with the fund profitability analysis presented to the Board.  The Board concluded that New York Life Investments’ methods for allocating costs and procedures for estimating overall profitability of the relationship with the funds in the New York Life Investments Group of Funds were reasonable.  The Board recognized the difficulty in calculating and evaluating a manager’s profitability with respect to each Portfolio and considered that other profitability methodologies may also be reasonable.
The Board also considered certain fall-out benefits that may be realized by New York Life Investments and its affiliates, including each Affiliated Subadvisor, due to their relationships with the applicable Portfolio(s), including reputational and other indirect benefits.  The Board recognized, for example, the benefits to certain Affiliated Subadvisors from legally permitted “soft-dollar” arrangements by which brokers provide research and other services to each such Affiliated Subadvisor in exchange for commissions paid by the applicable Portfolio(s) with respect to trades in such Portfolio(s)’s portfolio securities.  In addition, except with respect to the NYLI VP U.S. Government Money Market Portfolio, the Board considered its review of the management agreement for a money market fund advised by New York Life Investments and an Affiliated Subadvisor that serves as an investment option for each Portfolio, including the potential rationale for and costs associated with investments in this money market fund by each Portfolio, if any, and considered information from New York Life Investments that the nature and type of specific
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investment advisory services provided to this money market fund are distinct from, or in addition to, the investment advisory services provided to each Portfolio.  In addition, the Board considered the potential dividend received tax deduction for insurance company affiliates of New York Life Investments from each Portfolio’s securities lending activity.
The Board noted that each Portfolio serves as an investment option primarily under variable contracts issued by affiliates of New York Life Investments that would receive fees under those contracts.  The Board observed that, in addition to fees earned by New York Life Investments under the Management Agreement for managing each Portfolio, New York Life Investments’ affiliates also earn revenues from serving each Portfolio in various other capacities, including as each Portfolio’s distributor, and insurance companies affiliated with New York Life Investments would be entitled to receive fees from each applicable Portfolio under a distribution and service plan adopted pursuant to Rule 12b-1 under the 1940 Act.  The Board considered information about these other revenues in the context of the profitability of the relationship with each Portfolio to New York Life Investments and its affiliates.  The Board noted that, although it assessed the overall profitability of the relationship with each Portfolio to New York Life Investments and its affiliates as part of the contract review process, when considering the reasonableness of the fee paid to New York Life Investments under the Management Agreement, the Board considered the profitability of New York Life Investments’ relationship with each Portfolio on a pre-tax basis and without regard to distribution expenses incurred by New York Life Investments from its own resources.
After evaluating the information deemed relevant by the Trustees, the Board concluded that any profits realized by New York Life Investments and its affiliates, including each Affiliated Subadvisor, due to their relationships with the applicable Portfolio(s) were not excessive and other expected benefits that may accrue to New York Life Investments and its affiliates, including each Affiliated Subadvisor, are reasonable.
Portfolios with one or more Unaffiliated Subadvisors (except for the NYLI VP Dimensional U.S. Equity Portfolio and NYLI VP Schroders Mid Cap Opportunities Portfolio)
The Board considered the costs of the services provided under each of the Advisory Agreements.  The Board also considered the profitability of New York Life Investments and its affiliates and each Unaffiliated Subadvisor due to their relationships with the applicable Portfolio(s) as well as of New York Life Investments and its affiliates due to their relationships with the New York Life Investments Group of Funds.  With respect to the profitability of each Unaffiliated Subadvisor’s relationship with the applicable Portfolio(s), the Board considered information from New York Life Investments that each Unaffiliated Subadvisor’s subadvisory fee reflected an arm’s-length negotiation and that this fee is paid by New York Life Investments, not the applicable Portfolio(s), and the relevance of each Unaffiliated Subadvisor’s profitability was considered by the Trustees in that context.  On this basis, the Board primarily considered the costs and profitability for New York Life Investments and its affiliates with respect to the applicable Portfolio(s).
In addition, the Board acknowledged the difficulty in obtaining reliable comparative data about mutual fund managers’ profitability because such information generally is not publicly available and may be impacted by numerous factors, including the structure of a fund manager’s organization, the types of funds it manages, the methodology used to allocate certain fixed costs to specific funds and the manager’s capital structure and costs of capital.
In evaluating the costs of the services provided by New York Life Investments and each Unaffiliated Subadvisor, and profitability of New York Life Investments and its affiliates and each Unaffiliated Subadvisor due to their relationships with the applicable Portfolio(s), the Board considered, among other factors, New York Life Investments’ and its affiliates’ and each Unaffiliated Subadvisor’s continuing investments in, or willingness to invest in, personnel and other resources that may support and further enhance the management of such Portfolio(s), and that New York Life Investments is responsible for paying the subadvisory fee for such Portfolio(s).  The Board also considered the financial resources of New York Life Investments and each Unaffiliated Subadvisor and acknowledged that New York Life Investments and each Unaffiliated Subadvisor must be in a position to recruit and retain experienced professional personnel and to maintain a strong financial position for New York Life Investments and the Unaffiliated Subadvisor to continue to provide high-quality services to the applicable Portfolio(s).  The Board recognized that each Portfolio benefits from the allocation of certain fixed costs among the funds in the New York Life Investments Group of Funds, among other expected benefits resulting from its relationship with New York Life Investments.
The Board considered information regarding New York Life Investments’ methodology for calculating profitability and allocating costs provided by New York Life Investments in connection with the fund profitability analysis presented to the Board.  The Board concluded that New York Life Investments’ methods for allocating costs and procedures for estimating overall profitability of the relationship with the funds in the New York Life Investments Group of Funds were reasonable.  The Board recognized the difficulty in calculating and evaluating a manager’s profitability with respect to each Portfolio and considered that other profitability methodologies may also be reasonable.
The Board also considered certain fall-out benefits that may be realized by New York Life Investments and its affiliates and each Unaffiliated Subadvisor and its affiliates due to their relationships with the applicable Portfolio(s), including reputational and other indirect benefits.  The Board recognized, for example, the benefits to certain Unaffiliated Subadvisors from legally permitted “soft-dollar” arrangements by which brokers provide research and other services to each such Unaffiliated Subadvisor in exchange for commissions paid by the applicable Portfolio(s) with respect to trades in such Portfolio(s)’s portfolio securities.  In this regard, the Board also requested and considered information from New York Life Investments concerning other material business relationships between each Unaffiliated Subadvisor and its affiliates and New York Life Investments and its affiliates. The Board further considered the existence of a strategic partnership between New York Life Investments and each of
42

CBRE Investment Management Listed Real Assets LLC, Epoch Investment Partners, Inc., PineStone Asset Management Inc., Wellington Management Company LLP and Winslow Capital Management, LLC that relates to certain current and future products and represents a potential conflict of interest associated with New York Life Investments’ recommendation to approve the continuation of the applicable Subadvisory Agreements. In addition, the Board considered its review of the management agreement for a money market fund advised by New York Life Investments and an Affiliated Subadvisor that serves as an investment option for each Portfolio, including the potential rationale for and costs associated with investments in this money market fund by each Portfolio, if any, and considered information from New York Life Investments that the nature and type of specific investment advisory services provided to this money market fund are distinct from, or in addition to, the investment advisory services provided to each Portfolio.  In addition, the Board considered the potential dividend received tax deduction for insurance company affiliates of New York Life Investments from each Portfolio’s securities lending activity.
The Board noted that each Portfolio serves as an investment option primarily under variable contracts issued by affiliates of New York Life Investments that would receive fees under those contracts.  The Board observed that, in addition to fees earned by New York Life Investments under the Management Agreement for managing each Portfolio, New York Life Investments’ affiliates also earn revenues from serving each Portfolio in various other capacities, including as each Portfolio’s distributor, and insurance companies affiliated with New York Life Investments would be entitled to receive fees from each Portfolio under a distribution and service plan adopted pursuant to Rule 12b-1 under the 1940 Act.  The Board considered information about these other revenues in the context of the profitability of the relationship with each Portfolio to New York Life Investments and its affiliates.  The Board noted that, although it assessed the overall profitability of the relationship with each Portfolio to New York Life Investments and its affiliates as part of the contract review process, when considering the reasonableness of the fee paid to New York Life Investments under the Management Agreement, the Board considered the profitability of New York Life Investments’ relationship with each Portfolio on a pre-tax basis and without regard to distribution expenses incurred by New York Life Investments from its own resources.
After evaluating the information deemed relevant by the Trustees, the Board concluded that any profits realized by New York Life Investments and its affiliates due to their relationships with the applicable Portfolio(s) were not excessive, other expected benefits that may accrue to New York Life Investments and its affiliates are reasonable and other expected benefits that may accrue to each Unaffiliated Subadvisor and its affiliates are consistent with those expected for a subadvisor to a mutual fund.  With respect to each Unaffiliated Subadvisor, the Board considered that any profits realized by such Unaffiliated Subadvisor due to its relationship with the applicable Portfolio(s) are the result of arm’s-length negotiations between New York Life Investments and such Unaffiliated Subadvisor, acknowledging that any such profits are based on the subadvisory fee paid to such Unaffiliated Subadvisor by New York Life Investments, not the applicable Portfolio(s).
Allocation Portfolios, NYLI VP Dimensional U.S. Equity Portfolio, NYLI VP Hedge Multi-Strategy Portfolio, NYLI VP Schroders Mid Cap Opportunities Portfolio and NYLI VP S&P 500 Index Portfolio
The Board considered the costs of the services provided under the Management Agreement.  The Board also considered the profitability of New York Life Investments and its affiliates due to their relationships with each Portfolio as well as of New York Life Investments and its affiliates due to their relationships with the New York Life Investments Group of Funds.
In addition, the Board acknowledged the difficulty in obtaining reliable comparative data about mutual fund managers’ profitability because such information generally is not publicly available and may be impacted by numerous factors, including the structure of a fund manager’s organization, the types of funds it manages, the methodology used to allocate certain fixed costs to specific funds and the manager’s capital structure and costs of capital.
In evaluating the costs of the services provided by New York Life Investments, and profitability of New York Life Investments and its affiliates due to their relationships with each Portfolio, the Board considered, among other factors, New York Life Investments’ and its affiliates’ continuing investments in, or willingness to invest in, personnel and other resources that may support and further enhance the management of each Portfolio.  The Board also considered the financial resources of New York Life Investments and acknowledged that New York Life Investments must be in a position to recruit and retain experienced professional personnel and to maintain a strong financial position for New York Life Investments to continue to provide high-quality services to each Portfolio.  The Board recognized that each Portfolio benefits from the allocation of certain fixed costs among the funds in the New York Life Investments Group of Funds, among other expected benefits resulting from its relationship with New York Life Investments.
The Board considered information regarding New York Life Investments’ methodology for calculating profitability and allocating costs provided by New York Life Investments in connection with the fund profitability analysis presented to the Board.  The Board concluded that New York Life Investments’ methods for allocating costs and procedures for estimating overall profitability of the relationship with the funds in the New York Life Investments Group of Funds were reasonable.  The Board recognized the difficulty in calculating and evaluating a manager’s profitability with respect to each Portfolio and considered that other profitability methodologies may also be reasonable.
The Board also considered certain fall-out benefits that may be realized by New York Life Investments and its affiliates due to their relationships with each Portfolio, including reputational and other indirect benefits.  In addition, the Board considered its review of the management agreement for a money market fund advised by New York Life Investments and an Affiliated Subadvisor that serves as an investment option for each
43

Portfolio, including the potential rationale for and costs associated with investments in this money market fund by each Portfolio, if any, and considered information from New York Life Investments that the nature and type of specific investment advisory services provided to this money market fund are distinct from, or in addition to, the investment advisory services provided to each Portfolio.  In addition, the Board considered the potential dividend received tax deduction for insurance company affiliates of New York Life Investments from each Portfolio’s securities lending activity.
The Board noted that each Portfolio serves as an investment option primarily under variable contracts issued by affiliates of New York Life Investments that would receive fees under those contracts.  The Board observed that, in addition to fees earned by New York Life Investments under the Management Agreement for managing each Portfolio, New York Life Investments’ affiliates also earn revenues from serving each Portfolio in various other capacities, including as each Portfolio’s distributor, and insurance companies affiliated with New York Life Investments would be entitled to receive fees from each Portfolio under a distribution and service plan adopted pursuant to Rule 12b-1 under the 1940 Act.  The Board considered information about these other revenues in the context of the profitability of the relationship with each Portfolio to New York Life Investments and its affiliates.  The Board noted that, although it assessed the overall profitability of the relationship with each Portfolio to New York Life Investments and its affiliates as part of the contract review process, when considering the reasonableness of the fee paid to New York Life Investments under the Management Agreement, the Board considered the profitability of New York Life Investments’ relationship with each Portfolio on a pre-tax basis and without regard to distribution expenses incurred by New York Life Investments from its own resources.
The Board noted that the Allocation Portfolios do not pay a management fee for the allocation and other management services provided by New York Life Investments under the Management Agreement but that shareholders of the Allocation Portfolios indirectly pay their pro rata share of the fees and expenses of the underlying funds in which the Allocation Portfolios invest.  The Board considered that the Allocation Portfolios’ investments in underlying funds managed by New York Life Investments or its affiliates indirectly benefit New York Life Investments or its affiliates.  The Board noted that it considers the profits realized by New York Life Investments and its affiliates with respect to the underlying New York Life Investments Funds as part of the annual contract review process for those funds.
After evaluating the information deemed relevant by the Trustees, the Board concluded that any profits realized by New York Life Investments and its affiliates due to their relationships with each Portfolio were not excessive.
Management and Subadvisory Fees and Total Ordinary Operating Expenses
The Board evaluated the reasonableness of the fee paid under each of the Advisory Agreements and each Portfolio’s total ordinary operating expenses.  With respect to the management fee and subadvisory fee for each Portfolio with one of more Subadvisors, the Board primarily considered the reasonableness of the management fee paid by the Portfolio to New York Life Investments because the subadvisory fee paid to each Subadvisor is paid by New York Life Investments, not the Portfolio.  The Board also considered the reasonableness of the subadvisory fee paid by New York Life Investments and the amount of the management fee retained by New York Life Investments with respect to each Portfolio with one or more Subadvisors.
In assessing the reasonableness of each Portfolio’s fees and expenses, the Board primarily considered comparative data provided by ISS on the fees and expenses of similar mutual funds managed by other investment advisers.  The Board considered New York Life Investments’ process for monitoring and addressing potential conflicts of interest in the selection of underlying funds.  In addition, the Board considered information provided by New York Life Investments and each Subadvisor on fees charged to other investment advisory clients, including institutional separate accounts and/or other funds, that follow investment strategies similar to those of the applicable Portfolio(s), if any.  The Board considered the contractual management fee schedule for each Portfolio as compared to those for such other investment advisory clients, taking into account the rationale for differences in fee schedules.  The Board also took into account information provided by New York Life Investments about the more extensive scope of services provided to registered investment companies, such as each Portfolio, as compared with other investment advisory clients.  Additionally, the Board considered the impact of contractual breakpoints, voluntary waivers and/or expense limitation arrangements, as applicable, on each Portfolio’s net management fee and expenses.  The Board also considered that in proposing fees for each Portfolio, New York Life Investments considers the competitive marketplace for mutual funds.
The Board also took into account the following considerations with respect to certain Portfolios:
1. With respect to the NYLI VP CBRE Global Infrastructure Portfolio, the Board considered its discussions with representatives from New York Life Investments regarding the total net expenses paid by the Portfolio.
2. With respect to the NYLI VP Winslow Large Cap Growth Portfolio, the Board considered its discussions with representatives from New York Life Investments regarding the management fee paid by the Portfolio.
3. With respect to the NYLI VP Hedge Multi-Strategy Portfolio, the Board considered its discussions with representatives from New York Life Investments regarding the management fee paid by the Portfolio.
Because the Allocation Portfolios do not pay a management fee to New York Life Investments, the Board considered the reasonableness of fees and expenses the Allocation Portfolios indirectly pay by investing in underlying funds that charge a management fee.  Additionally, because the Allocation Portfolios invest substantially all their assets in other funds advised by New York Life Investments or its affiliates, the Board also considered information provided by New York Life Investments regarding the fees and expenses associated with the Allocation Portfolios’
44

investments in other funds, including New York Life Investments’ finding that the applicable Allocation Portfolio’s fees and expenses do not duplicate the fees and expenses of the corresponding acquired fund (when required by Rule 12d1-4 under the 1940 Act).   Because the NYLI VP Hedge Multi-Strategy Portfolio invests primarily in ETFs, the Board also considered information provided by New York Life Investments regarding the fees and expenses associated with the Portfolio’s investments in ETFs, including New York Life Investments’ finding that the Portfolio’s fees and expenses do not duplicate the fees and expenses of the corresponding acquired ETF (when required by Rule 12d1-4 under the 1940 Act).
Additionally, with respect to the NYLI VP MacKay Convertible Portfolio, the Board noted that NYLIM Service Company LLC, an affiliate of New York Life Investments, serves as the transfer agent and dividend disbursing agent for the Service Class and Service 2 Class Shares of the Portfolio but that the Service Class and Service 2 Class Shares do not incur any fees for these services.
The Board further noted that, in certain prior years, New York Life Investments had provided support to the NYLI VP Government U.S. Money Market Portfolio in the form of voluntary waivers and/or reimbursements of fees and expenses in order to maintain a positive yield.
Based on the factors outlined above, among other considerations, the Board concluded that each Portfolio’s management fee and total ordinary operating expenses are within a range that is competitive and support a conclusion that these fees and expenses are reasonable.
Economies of Scale
The Board considered information regarding economies of scale, including whether economies of scale may exist with respect to each Portfolio and whether each Portfolio’s management fee and expense structure permits economies of scale, if any, to be appropriately shared with each Portfolio’s shareholders.  The Board also considered a report from New York Life Investments, previously prepared at the request of the Board, that addressed economies of scale, including with respect to the mutual fund business generally, and the various ways in which the benefits of economies of scale may be shared with the funds in the New York Life Investments Group of Funds.  Although the Board recognized the difficulty of determining economies of scale with precision, the Board acknowledged that economies of scale may be shared with each Portfolio in a number of ways, including, for example, through the imposition of fee breakpoints, initially setting management fee rates at scale or making additional investments to enhance the services provided to each Portfolio.  The Board reviewed information from New York Life Investments showing how each Portfolio’s management fee schedule compared to fee schedules of other funds and accounts managed by New York Life Investments.  The Board also reviewed information from ISS showing how each Portfolio’s management fee schedule compared with fees paid for similar services by peer funds at varying asset levels.  The Board noted that the Allocation Portfolios do not pay a management fee and that the Board separately considers economies of scale as part of its review of the management agreements of underlying New York Life Investments Funds in which the Allocation Portfolios invest and the benefit of any breakpoints in the management fee schedules for the underlying New York Life Investments Funds would pass through to shareholders of the Allocation Portfolios at the specified levels of underlying New York Life Investments Fund assets.
Based on this information, the Board concluded that economies of scale, if any, are appropriately shared for the benefit of each Portfolio’s shareholders through the Portfolio’s management fee and expense structure and other methods to share benefits from economies of scale.
Conclusion
On the basis of the information and factors summarized above, among other information and factors deemed relevant by the Trustees, and the evaluation thereof on a Portfolio-by-Portfolio basis, the Board, including the Independent Trustees voting separately, unanimously voted to approve the continuation of each of the Advisory Agreements for each applicable Portfolio.
1    Candriam, MacKay Shields LLC and NYL Investors LLC are referred to herein as the “Affiliated Subadvisors.” American Century Investment Management, Inc., Brown Advisory LLC, CBRE Investment Management Listed Real Assets LLC, Epoch Investment Partners, Inc., FIAM LLC, Janus Henderson Investors US LLC, Newton Investment Management North America, LLC, Pacific Investment Management Company LLC, PineStone Asset Management Inc., Segall Bryant & Hamill, LLC, Wellington Management Company LLP and Winslow Capital Management, LLC are referred to herein as the “Unaffiliated Subadvisors.”
“New York Life Investments” is both a service mark, and the common trade name, of certain investment advisors affiliated with New York Life Insurance Company. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
45

NYLI VP PIMCO Real Return Portfolio
(formerly known as MainStay VP PIMCO Real Return Portfolio)

Annual Report - Financial Statements and Other Information
December 31, 2024

Portfolio of Investments December 31, 2024†^
	Principal Amount	Value
Long-Term Bonds 119.0%
Asset-Backed Securities 7.9%
Home Equity Asset-Backed Securities 1.6%
Argent Securities Trust
Series 2006-W4, Class A2C
4.773% (1 Month SOFR + 0.434%), due 5/25/36 (a)	$ 272,992	$ 64,402
Credit Suisse First Boston Mortgage Securities Corp.
Series 2001-HE17, Class A1
4.524% (1 Month SOFR + 0.734%), due 1/25/32 (a)	339,836	329,083
Credit-Based Asset Servicing and Securitization LLC
Series 2007-CB6, Class A3
4.673% (1 Month SOFR + 0.334%), due 7/25/37 (a)(b)	725,370	469,013
CWABS Asset-Backed Certificates Trust
Series 2007-8, Class 1A1
4.643% (1 Month SOFR + 0.304%), due 11/25/37 (a)	1,068,811	995,261
First Franklin Mortgage Loan Trust
Series 2006-FF17, Class A2
4.573% (1 Month SOFR + 0.234%), due 12/25/36 (a)	350,716	310,577
GSAA Home Equity Trust
Series 2006-17, Class A3A
4.933% (1 Month SOFR + 0.594%), due 11/25/36 (a)	932,555	278,855
Home Equity Asset Trust
Series 2005-8, Class M2
5.128% (1 Month SOFR + 0.789%), due 2/25/36 (a)	147,322	142,777
Lehman XS Trust
Series 2007-20N, Class A1
6.753% (1 Month SOFR + 2.414%), due 12/25/37 (a)	22,176	20,920
Long Beach Mortgage Loan Trust
Series 2006-7, Class 2A2
4.693% (1 Month SOFR + 0.354%), due 8/25/36 (a)	210,160	81,702
Mastr Asset-Backed Securities Trust
Series 2006-WMC4, Class A5
4.753% (1 Month SOFR + 0.414%), due 10/25/36 (a)	106,580	34,050
Morgan Stanley ABS Capital I, Inc. Trust
Series 2005-WMC1, Class M3
5.233% (1 Month SOFR + 0.894%), due 1/25/35 (a)	72,444	71,748
	Principal Amount	Value

Home Equity Asset-Backed Securities (continued)
New Century Home Equity Loan Trust
Series 2004-4, Class M1
5.218% (1 Month SOFR + 0.879%), due 2/25/35 (a)	$ 43,635	$ 42,473
Option One Mortgage Loan Trust
Series 2006-1, Class M1
4.993% (1 Month SOFR + 0.654%), due 1/25/36 (a)	1,200,000	1,115,064
Popular ABS Mortgage Pass-Through Trust
Series 2006-A, Class M2
5.323% (1 Month SOFR + 0.984%), due 2/25/36 (a)	1,192,026	1,110,110
RASC Trust (a)
Series 2006-EMX4, Class A4
4.913% (1 Month SOFR + 0.344%), due 6/25/36	332,138	322,447
Series 2005-EMX1, Class M2
5.548% (1 Month SOFR + 1.209%), due 3/25/35	556,846	552,394
Saxon Asset Securities Trust
Series 2007-3, Class 1A
4.763% (1 Month SOFR + 0.424%), due 9/25/37 (a)	67,544	64,149
Securitized Asset-Backed Receivables LLC Trust (a)
Series 2006-HE2, Class A2C
4.753% (1 Month SOFR + 0.414%), due 7/25/36	310,744	120,483
Series 2006-HE1, Class A2C
4.773% (1 Month SOFR + 0.434%), due 7/25/36	510,486	175,491
Soundview Home Loan Trust (a)
Series 2007-OPT2, Class 2A3
4.633% (1 Month SOFR + 0.294%), due 7/25/37	132,120	119,474
Series 2007-OPT1, Class 1A1
4.653% (1 Month SOFR + 0.314%), due 6/25/37	234,663	159,200
		6,579,673
Other Asset-Backed Securities 6.3%
ACAS CLO Ltd.
Series 2015-1A, Class AR3
5.784% (3 Month SOFR + 1.152%), due 10/18/28 (a)(b)	42,968	42,977
Adagio CLO VIII DAC
Series VIII-A, Class AN
4.114% (3 Month EURIBOR + 0.93%), due 4/15/32 (a)(b)	EUR 1,022,584	1,057,165

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
3

Portfolio of Investments December 31, 2024†^ (continued)
	Principal Amount	Value
Asset-Backed Securities (continued)
Other Asset-Backed Securities (continued)
Anchorage Capital CLO 20 Ltd.
Series 2021-20A, Class A1R
5.47% (3 Month SOFR + 1.10%), due 1/20/35 (a)(b)	$ 900,000	$ 900,000
Anchorage Capital Europe CLO 1 DAC
Series 1A, Class A1R
3.964% (3 Month EURIBOR + 0.78%), due 1/15/31 (a)(b)	EUR 918,018	949,157
Arbor Realty Commercial Real Estate Notes Ltd. (a)(b)
Series 2021-FL4, Class A
5.862% (1 Month SOFR + 1.464%), due 11/15/36	$ 481,374	481,386
Series 2022-FL1, Class A
6.048% (SOFR 30A + 1.45%), due 1/15/37	1,011,480	1,010,216
Ares European CLO VI DAC
Series 2013-6A, Class ARR
3.794% (3 Month EURIBOR + 0.61%), due 4/15/30 (a)(b)	EUR 155,704	161,242
Ares European CLO X DAC
Series 10A, Class AR
3.964% (3 Month EURIBOR + 0.78%), due 10/15/31 (a)(b)	701,059	725,128
Atlas Senior Loan Fund Ltd.
Series 2017-8A, Class A
6.059% (3 Month SOFR + 1.412%), due 1/16/30 (a)(b)	$ 45,637	45,637
Atlas Static Senior Loan Fund I Ltd.
Series 2022-1A, Class AR
6.406% (3 Month SOFR + 1.75%), due 7/15/30 (a)(b)	188,590	188,835
Bain Capital Euro CLO DAC
Series 2020-1A, Class A
4.301% (3 Month EURIBOR + 1.10%), due 1/24/33 (a)(b)	EUR 477,114	494,000
Barings Euro CLO DAC
Series 2021-2A, Class A
4.159% (3 Month EURIBOR + 0.98%), due 10/15/34 (a)(b)	2,000,000	2,063,138
Black Diamond CLO DAC
Series 2017-2A, Class A1
4.079% (3 Month EURIBOR + 0.86%), due 1/20/32 (a)(b)	197,358	204,414
BlueMountain Fuji EUR CLO V DAC
Series 5A, Class A
4.094% (3 Month EURIBOR + 0.91%), due 1/15/33 (a)(b)	1,099,673	1,135,482
	Principal Amount	Value

Other Asset-Backed Securities (continued)
Carlyle Global Market Strategies CLO Ltd.
Series 2013-1A, Class A1RR
5.728% (3 Month SOFR + 1.212%), due 8/14/30 (a)(b)	$ 55,094	$ 55,123
Carlyle Global Market Strategies Euro CLO Ltd.
Series 2014-2A, Class AR1
3.773% (3 Month EURIBOR + 0.75%), due 11/15/31 (a)(b)	EUR 769,407	793,977
CIFC European Funding CLO III DAC
Series 3A, Class A
4.234% (3 Month EURIBOR + 1.05%), due 1/15/34 (a)(b)	1,200,000	1,243,030
CIFC Funding Ltd. (a)(b)
Series 2017-4A, Class A1R
5.846% (3 Month SOFR + 1.212%), due 10/24/30	$ 192,595	192,875
Series 2018-3A, Class A
5.994% (3 Month SOFR + 1.362%), due 7/18/31	410,406	411,073
Crestline Denali CLO XV Ltd.
Series 2017-1A, Class AR
5.909% (3 Month SOFR + 1.292%), due 4/20/30 (a)(b)	45,569	45,587
Cumulus Static CLO DAC
Series 2023-1A, Class A
4.586% (3 Month EURIBOR + 1.50%), due 4/25/33 (a)(b)	EUR 935,975	970,083
CVC Cordatus Loan Fund XXI DAC
Series 21A, Class A1E
3.799% (3 Month EURIBOR + 0.96%), due 9/22/34 (a)(b)	1,000,000	1,031,521
Dryden 52 Euro CLO DAC
Series 2017-52A, Class AR
3.883% (3 Month EURIBOR + 0.86%), due 5/15/34 (a)(b)	433,687	448,397
Gallatin CLO VIII Ltd.
Series 2017-1A, Class A1R
6.008% (3 Month SOFR + 1.352%), due 7/15/31 (a)(b)	$ 350,752	350,951
Greywolf CLO III Ltd.
Series 2020-3RA, Class A1R2
6.183% (3 Month SOFR + 1.23%), due 4/22/33 (a)(b)	1,200,000	1,200,154
Invesco Euro CLO I DAC
Series 1A, Class A1R
3.834% (3 Month EURIBOR + 0.65%), due 7/15/31 (a)(b)	EUR 500,000	514,597

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
4	NYLI VP PIMCO Real Return Portfolio

	Principal Amount	Value
Asset-Backed Securities (continued)
Other Asset-Backed Securities (continued)
LCM 30 Ltd.
Series 30A, Class AR
5.959% (3 Month SOFR + 1.342%), due 4/20/31 (a)(b)	$ 1,065,715	$ 1,066,213
LCM Loan Income Fund I Ltd.
Series 1A, Class A
5.909% (3 Month SOFR + 1.292%), due 4/20/31 (a)(b)	846,462	847,174
LCM XV LP
Series 15A, Class AR2
5.879% (3 Month SOFR + 1.262%), due 7/20/30 (a)(b)	55,083	55,116
LCM XXV Ltd.
Series 25A, Class AR
5.717% (3 Month SOFR + 1.10%), due 7/20/30 (a)(b)	248,627	248,740
LoanCore Issuer Ltd.
Series 2022-CRE7, Class A
6.148% (SOFR 30A + 1.55%), due 1/17/37 (a)(b)	524,452	524,313
Madison Park Euro Funding IX DAC
Series 9A, Class AR
4.059% (3 Month EURIBOR + 0.88%), due 7/15/35 (a)(b)	EUR 500,000	515,203
OSD CLO Ltd.
Series 2021-23A, Class A
5.779% (3 Month SOFR + 1.132%), due 4/17/31 (a)(b)	$ 626,524	626,524
OZLM XXIV Ltd.
Series 2019-24A, Class A1AR
6.039% (3 Month SOFR + 1.422%), due 7/20/32 (a)(b)	179,780	180,049
Palmer Square European Loan Funding DAC
Series 2023-3A, Class AR
3.881% (3 Month EURIBOR + 0.97%), due 5/15/33 (a)(b)	EUR 500,000	517,720
Palmer Square Loan Funding Ltd. (a)(b)
Series 2021-3A, Class A1
5.679% (3 Month SOFR + 1.062%), due 7/20/29	$ 150,305	150,383
Series 2021-4A, Class A1
5.718% (3 Month SOFR + 1.062%), due 10/15/29	112,040	112,152
Rad CLO 5 Ltd.
Series 2019-5A, Class AR
6.016% (3 Month SOFR + 1.382%), due 7/24/32 (a)(b)	1,438,961	1,439,599
	Principal Amount	Value

Other Asset-Backed Securities (continued)
Romark CLO Ltd.
Series 2017-1A, Class A1R
5.918% (3 Month SOFR + 1.292%), due 10/23/30 (a)(b)	$ 163,359	$ 163,502
Saranac CLO VI Ltd.
Series 2018-6A, Class A1R
5.797% (3 Month SOFR + 1.402%), due 8/13/31 (a)(b)	138,662	138,983
SLM Student Loan Trust
Series 2004-3A, Class A6B
5.995% (SOFR 90A + 0.812%), due 10/25/64 (a)(b)	218,746	218,778
Sound Point CLO IX Ltd.
Series 2015-2A, Class ARRR
6.089% (3 Month SOFR + 1.472%), due 7/20/32 (a)(b)	500,000	500,669
Toro European CLO DAC (a)(b)
Series 5A, Class A
3.919% (3 Month EURIBOR + 0.74%), due 10/15/30	EUR 14,697	15,223
Series 5A, Class ANV
3.919% (3 Month EURIBOR + 0.74%), due 10/15/30	20,576	21,313
Venture 36 CLO Ltd.
Series 2019-36A, Class A1AR
6.009% (3 Month SOFR + 1.392%), due 4/20/32 (a)(b)	$ 566,012	566,597
Vibrant CLO XI Ltd.
Series 2019-11A, Class A1R1
5.999% (3 Month SOFR + 1.382%), due 7/20/32 (a)(b)	373,311	373,864
VMC Finance LLC
Series 2022-FL5, Class A
6.50% (SOFR 30A + 1.90%), due 2/18/39 (a)(b)	851,436	847,765
VOYA CLO
Series 2017-2A, Class A1R
5.898% (3 Month SOFR + 1.242%), due 6/7/30 (a)(b)	59,377	59,430
		25,905,455
Total Asset-Backed Securities (Cost $34,170,769)		32,485,128
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
5

Portfolio of Investments December 31, 2024†^ (continued)
	Principal Amount	Value
Corporate Bonds 0.3%
Banks 0.1%
Bank of America Corp.
Series FF
5.875%, due 3/15/28 (c)(d)	$ 190,000	$ 190,462
Lloyds Banking Group plc
Series Reg S
4.947% (5 Year EURIBOR ICE Swap Rate + 5.29%), due 6/27/25 (a)(d)	EUR 200,000	207,170
Nykredit Realkredit A/S
Series Reg S
1.00%, due 10/1/50	DKK 33,357	3,695
Series Reg S
1.50%, due 10/1/52	319,336	35,640
Series Reg S
1.50%, due 10/1/53	99,620	9,933
Series Reg S
2.50%, due 10/1/47	1,541	202
UBS Group AG
Series Reg S
7.75%, due 3/1/29 (c)	EUR 100,000	117,987
		565,089
Diversified Financial Services 0.2%
Avolon Holdings Funding Ltd.
2.528%, due 11/18/27 (b)	$ 66,000	61,202
Jyske Realkredit A/S
Series CCE
0.50%, due 10/1/43	DKK 18,599	2,145
Series Reg S
1.00%, due 10/1/50	1,525,089	168,912
Series CCE
1.50%, due 10/1/53	1,976,535	220,723
Series 111E
2.50%, due 10/1/47	4,033	528
Nordea Kredit Realkreditaktieselskab
1.00%, due 10/1/53	86,942	9,645
1.50%, due 10/1/53	529,687	59,114
1.50%, due 10/1/53	13,567	1,567
1.50%, due 10/1/53	500,000	49,690
Series Reg S
2.00%, due 10/1/53 (b)	399,552	47,238
2.50%, due 10/1/47	1,777	233
Realkredit Danmark A/S
Series Reg S
1.00%, due 10/1/53	5,920	622
Series Reg S
1.50%, due 10/1/53	774,384	89,241
	Principal Amount	Value

Diversified Financial Services (continued)
Realkredit Danmark A/S (continued)
Series Reg S
2.00%, due 10/1/53	DKK 359,949	$ 39,356
Series Reg S
2.50%, due 4/1/47	8,149	1,066
		751,282
Total Corporate Bonds (Cost $1,623,316)		1,316,371
Foreign Government Bonds 6.8%
Canada 0.2%
Canadian Government Real Return Bond
4.25%, due 12/1/26 (e)	CAD 1,105,368	814,656
France 1.1%
France Government Bond (b)(e)
Series Reg S
0.10%, due 3/1/26	EUR 3,729,269	3,837,081
Series Reg S
0.10%, due 7/25/31	843,395	826,923
		4,664,004
Italy 3.4%
Italy Buoni Poliennali del Tesoro (b)(e)
Series Reg S
0.40%, due 5/15/30	1,588,132	1,569,377
Series Reg S
1.40%, due 5/26/25	11,507,935	11,895,700
Series Reg S
1.80%, due 5/15/36	612,708	628,885
		14,093,962
Japan 1.9%
Japan Government CPI Linked Bond (e)
0.10%, due 3/10/28	JPY 475,203,360	3,136,411
0.10%, due 3/10/29	673,394,250	4,457,340
		7,593,751
Mexico 0.1%
Mexican Udibonos
4.00%, due 8/24/34 (e)	MXN 6,677,469	283,832

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
6	NYLI VP PIMCO Real Return Portfolio

	Principal Amount	Value
Foreign Government Bonds (continued)
Peru 0.1%
Peru Government Bond
5.94%, due 2/12/29	PEN 1,000,000	$ 274,553
6.15%, due 8/12/32	900,000	237,394
		511,947
Total Foreign Government Bonds (Cost $31,937,950)		27,962,152
Mortgage-Backed Securities 2.3%
Agency (Collateralized Mortgage Obligations) 1.7%
FHLMC (a)
REMIC, Series 4694, Class FA
5.112% (SOFR 30A + 0.514%), due 6/15/47	$ 757,010	740,066
REMIC, Series 4779, Class WF
5.319% (SOFR 30A + 0.464%), due 7/15/44	101,936	102,733
FHLMC, Strips
Series 278, Class F1
5.162% (SOFR 30A + 0.564%), due 9/15/42 (a)	124,668	122,586
GNMA (a)
REMIC, Series 2018-H15, Class FG
5.461% (12 Month SOFR + 0.865%), due 8/20/68	296,389	295,362
REMIC, Series 2023-H20, Class FA
5.505% (SOFR 30A + 0.90%), due 7/20/73	4,937,888	4,983,570
REMIC, Series 2023-H11, Class FC
5.705% (SOFR 30A + 1.10%), due 5/20/73	498,443	508,404
REMIC, Series 2017-H10, Class FB
6.522% (12 Month SOFR + 1.465%), due 4/20/67	146,974	148,652
		6,901,373
Whole Loan (Collateralized Mortgage Obligations) 0.6%
Alternative Loan Trust
Series 2005-29CB, Class A4
5.00%, due 7/25/35	22,825	12,670
Series 2007-1T1, Class 1A1
6.00%, due 3/25/37	523,879	181,675
CHL Mortgage Pass-Through Trust
Series 2007-1, Class A1
6.00%, due 3/25/37	24,504	10,568
	Principal Amount	Value

Whole Loan (Collateralized Mortgage Obligations) (continued)
Citigroup Mortgage Loan Trust
Series 2007-AR4, Class 1A1A
4.706%, due 3/25/37 (f)	$ 145,335	$ 120,871
Citigroup Mortgage Loan Trust, Inc.
Series 2004-NCM2, Class 1CB1
5.50%, due 8/25/34	95,747	92,242
Eurosail-UK plc (a)
Series 2007-3A, Class A3C
5.78% (SONIA3M IR + 1.069%), due 6/13/45 (b)	GBP 11,886	14,845
Series 2007-3X, Class A3A
5.78% (SONIA3M IR + 1.069%), due 6/13/45	44,585	55,598
Series 2007-3X, Class A3C
5.78% (SONIA3M IR + 1.069%), due 6/13/45	11,886	14,845
GreenPoint Mortgage Funding Trust
Series 2006-AR4, Class A6A
4.813% (1 Month SOFR + 0.474%), due 9/25/46 (a)	$ 53,698	48,346
IndyMac INDX Mortgage Loan Trust (a)
Series 2005-AR12, Class 2A1A
4.933% (1 Month SOFR + 0.594%), due 7/25/35	74,251	67,786
Series 2005-AR14, Class 1A1A
5.013% (1 Month SOFR + 0.674%), due 7/25/35	605,928	435,267
Merrill Lynch Mortgage Investors Trust
Series 2005-A4, Class 1A
5.598%, due 7/25/35 (f)	129,296	54,614
New Residential Mortgage Loan Trust (b)(g)
Series 2019-RPL3, Class A1
2.75%, due 7/25/59	137,848	131,396
Series 2018-3A, Class A1
4.50%, due 5/25/58	84,991	82,074
OBX Trust
Series 2018-1, Class A2
5.103% (1 Month SOFR + 0.764%), due 6/25/57 (a)(b)	17,064	16,774
Opteum Mortgage Acceptance Corp. Asset-Backed Pass-Through Certificates
Series 2005-2, Class M7
6.253% (1 Month SOFR + 1.914%), due 4/25/35 (a)	100,000	97,451
RALI Trust
Series 2006-QH1, Class A1
4.833% (1 Month SOFR + 0.494%), due 12/25/36 (a)	629,425	550,743
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
7

Portfolio of Investments December 31, 2024†^ (continued)
	Principal Amount	Value
Mortgage-Backed Securities (continued)
Whole Loan (Collateralized Mortgage Obligations) (continued)
Residential Asset Securitization Trust
Series 2006-A10, Class A5
6.50%, due 9/25/36	$ 219,924	$ 75,201
Thornburg Mortgage Securities Trust
Series 2004-2, Class A1
5.073% (1 Month SOFR + 0.734%), due 6/25/44 (a)	264,852	247,085
Washington Mutual Mortgage Pass-Through Certificates WMALT Trust
Series 2007-HY1, Class A2A
4.773% (1 Month SOFR + 0.434%), due 2/25/37 (a)	316,864	239,648
Series 2006-5, Class 2CB1
6.00%, due 7/25/36	29,658	20,863
		2,570,562
Total Mortgage-Backed Securities (Cost $10,057,851)		9,471,935
U.S. Government & Federal Agencies 101.7%
Federal Home Loan Mortgage Corporation (Mortgage Pass-Through Securities) 0.1%
UMBS Pool, 30 Year
2.00%, due 3/1/52	171,495	133,861
3.00%, due 1/1/52	378,180	321,857
		455,718
Federal National Mortgage Association (Mortgage Pass-Through Securities) 9.9%
FNMA (a)
5.075% (11th District Cost of Funds Index + 1.931%), due 12/1/36	25,459	25,285
6.025% (12 Month Monthly Treasury Average Index + 1.199%), due 6/1/43	79,723	80,441
7.041% (1 Year Treasury Constant Maturity Rate + 2.36%), due 11/1/34	93,680	97,284
UMBS, 30 Year
4.00%, due 8/1/52	417,445	382,380
4.00%, due 2/1/54	295,986	270,794
4.50%, due 7/1/52	519,450	489,539
4.50%, due 3/1/53	455,962	429,603
UMBS, Single Family, 30 Year TBA (h)
4.00%, due 1/25/55	5,500,000	5,029,081
	Principal Amount	Value

Federal National Mortgage Association (Mortgage Pass-Through Securities) (continued)
UMBS, Single Family, 30 Year TBA (h) (continued)
4.50%, due 1/25/55	$ 19,700,000	$ 18,527,305
6.00%, due 1/25/55	15,300,000	15,370,524
		40,702,236
Government National Mortgage Association (Mortgage Pass-Through Security) 3.0%
GNMA II, Single Family, 30 Year
3.50%, due 1/15/55 TBA (h)	13,900,000	12,423,706
United States Treasury Inflation - Indexed Notes 88.7%
U.S. Treasury Inflation Linked Bonds (e)
0.125%, due 2/15/51	4,376,944	2,406,853
0.125%, due 2/15/52 (i)	2,041,110	1,105,926
0.25%, due 2/15/50	3,658,874	2,132,124
0.625%, due 2/15/43	2,443,904	1,789,249
0.75%, due 2/15/42	7,306,258	5,594,958
0.75%, due 2/15/45	9,705,220	7,028,122
0.875%, due 2/15/47	10,125,366	7,320,301
1.00%, due 2/15/46	7,980,058	6,007,000
1.00%, due 2/15/48	4,874,545	3,586,486
1.00%, due 2/15/49 (i)	815,392	593,841
1.375%, due 2/15/44	9,332,092	7,761,209
1.50%, due 2/15/53	4,460,106	3,570,803
1.75%, due 1/15/28	15,405,216	15,291,898
2.00%, due 1/15/26 (i)	7,376,414	7,376,907
2.125%, due 2/15/40	5,053,192	4,874,113
2.125%, due 2/15/41	6,962,203	6,732,614
2.125%, due 2/15/54	4,525,576	4,188,327
2.375%, due 1/15/27 (i)	31,306	31,603
2.50%, due 1/15/29	6,072,174	6,178,511
3.375%, due 4/15/32 (i)	581,534	629,374
U.S. Treasury Inflation Linked Notes (e)
0.125%, due 10/15/25 (i)	9,854,217	9,740,321
0.125%, due 4/15/26 (i)	5,115,597	4,992,838
0.125%, due 7/15/26	11,338,595	11,073,242
0.125%, due 10/15/26	28,879,750	28,076,349
0.125%, due 4/15/27	12,968,800	12,430,248
0.125%, due 1/15/30	2,772,817	2,518,231
0.125%, due 7/15/30	10,489,654	9,454,211
0.125%, due 1/15/31	8,658,107	7,683,729
0.125%, due 7/15/31	15,664,208	13,787,702
0.125%, due 1/15/32	13,437,250	11,646,960
0.25%, due 7/15/29	11,772,932	10,903,269
0.625%, due 1/15/26	5,619,513	5,542,168
0.625%, due 7/15/32	39,980,992	35,729,463
0.75%, due 7/15/28	13,594,007	13,056,487

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
8	NYLI VP PIMCO Real Return Portfolio

	Principal Amount	Value
U.S. Government & Federal Agencies (continued)
United States Treasury Inflation - Indexed Notes (continued)
U.S. Treasury Inflation Linked Notes (e) (continued)
0.875%, due 1/15/29	$ 4,744,281	$ 4,529,535
1.125%, due 1/15/33	12,504,696	11,500,694
1.25%, due 4/15/28	1,999,541	1,948,118
1.375%, due 7/15/33	19,851,967	18,570,139
1.625%, due 10/15/27	10,762,661	10,697,788
1.625%, due 10/15/29	4,715,040	4,635,819
1.75%, due 1/15/34	5,031,859	4,823,937
1.875%, due 7/15/34	18,107,820	17,546,390
2.125%, due 4/15/29	6,123,300	6,130,692
2.375%, due 10/15/28	14,119,083	14,337,669
		365,556,218
Total U.S. Government & Federal Agencies (Cost $462,392,986)		419,137,878
Total Long-Term Bonds (Cost $540,182,872)		490,373,464

	Shares

Short-Term Investments 58.5%
Affiliated Investment Company 0.3%
NYLI U.S. Government Liquidity Fund, 4.309% (j)	1,062,067	1,062,067

	Principal Amount

Repurchase Agreements 58.2%
BNP Paribas S.A. 4.54%, dated 12/31/24 due 1/3/25 Proceeds at Maturity $33,812,788 (Collateralized by United States Treasury Note with a rate of 1.25% and maturity date of 08/15/2031, with a Principal Amount of $42,001,200 and a Market Value of $34,547,628)	$ 33,800,000	33,800,000
	Principal Amount	Value

Repurchase Agreements (continued)
BofA Securities, Inc.
4.58%, dated 12/31/24
due 1/3/25
Proceeds at Maturity $48,057,335
(Collateralized by United States Treasury Note with a rate of 3.63% and maturity date of 08/31/2029, with a Principal Amount of $50,000,000 and a Market Value of $49,072,690)	$ 48,039,000	$ 48,039,000
BofA Securities, Inc. 4.58%, dated 12/31/24 due 1/3/25 Proceeds at Maturity $3,462,321 (Collateralized by United States Treasury Note with a rate of 3.63% and maturity date of 08/31/2029, with a Principal Amount of $3,603,000 and a Market Value of $3,536,178)	3,461,000	3,461,000
Deutsche Bank Securities Inc. 4.51%, dated 12/31/24 due 1/3/25 Proceeds at Maturity $30,795,699 (Collateralized by United States Treasury Bond with a rate of 2.25% and maturity date of 08/15/2049, with a Principal Amount of $50,000,000 and a Market Value of $31,533,585)	30,784,129	30,784,129
Deutsche Bank Securities Inc. 4.51%, dated 12/31/24 due 1/3/25 Proceeds at Maturity $20,723,657 (Collateralized by United States Treasury Bond with a rate of 2.25% and maturity date of 08/15/2049, with a Principal Amount of $33,647,000 and a Market Value of $21,220,211)	20,715,871	20,715,871
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
9

Portfolio of Investments December 31, 2024†^ (continued)
	Principal Amount	Value
Short-Term Investments (continued)
Repurchase Agreements (continued)
Deutsche Bank Securities Inc.
4.55%, dated 12/31/24
due 1/3/25
Proceeds at Maturity $42,384,763
(Collateralized by United States Treasury Bond with a rate of 3.75% and maturity date of 11/15/2043, with a Principal Amount of $50,000,000 and a Market Value of $43,431,533)	$ 42,368,698	$ 42,368,698
Deutsche Bank Securities Inc. 4.55%, dated 12/31/24 due 1/3/25 Proceeds at Maturity $9,134,764 (Collateralized by United States Treasury Bond with a rate of 3.75% and maturity date of 11/15/2043, with a Principal Amount of $10,776,000 and a Market Value of $9,360,364)	9,131,302	9,131,302
Deutsche Bank Securities Inc. 4.55%, dated 12/31/24 due 1/3/25 Proceeds at Maturity $51,519,527 (Collateralized by United States Treasury Inflation Protected Bond with a rate of 2.00% and maturity date of 01/15/2026, with a Principal Amount of $32,744,000 and a Market Value of $52,568,451)	51,500,000	51,500,000
Total Repurchase Agreements (Cost $239,800,000)		239,800,000
Total Short-Term Investments (Cost $240,862,067)		240,862,067
Total Investments (Cost $781,044,939)	177.5%	731,235,531
Other Assets, Less Liabilities	(77.5)	(319,382,442)
Net Assets	100.0%	$ 411,853,089

†	Percentages indicated are based on Portfolio net assets.
^	Industry classifications may be different than those used for compliance monitoring purposes.
(a)	Floating rate—Rate shown was the rate in effect as of December 31, 2024.
(b)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(c)	Fixed to floating rate—Rate shown was the rate in effect as of December 31, 2024.
(d)	Security is perpetual and, thus, does not have a predetermined maturity date. The date shown, if applicable, reflects the next call date.
(e)	Treasury Inflation Protected Security—Pays a fixed rate of interest on a principal amount that is continuously adjusted for inflation based on the Consumer Price Index-Urban Consumers.
(f)	Collateral strip rate—A bond whose interest was based on the weighted net interest rate of the collateral. The coupon rate adjusts periodically based on a predetermined schedule. Rate shown was the rate in effect as of December 31, 2024.
(g)	Coupon rate may change based on changes of the underlying collateral or prepayments of principal. Rate shown was the rate in effect as of December 31, 2024.
(h)	TBA—Security purchased on a forward commitment basis with an approximate principal amount and maturity date. The actual principal amount and maturity date will be determined upon settlement. As of December 31, 2024, the total net market value was $51,350,616, which represented 12.5% of the Portfolio’s net assets.
(i)	Security, or a portion thereof, was maintained in a segregated account at the Portfolio’s custodian as collateral for futures, swaps, TBAs and repurchase agreements.
(j)	Current yield as of December 31, 2024.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
10	NYLI VP PIMCO Real Return Portfolio

Investments in Affiliates (in 000's)
Investments in issuers considered to be affiliate(s) of the Portfolio during the year ended December 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Investment Companies	Value, Beginning of Year	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Year	Dividend Income	Other Distributions	Shares End of Year
NYLI U.S. Government Liquidity Fund	$ 1,123	$ 119,024	$ (119,085)	$ —	$ —	$ 1,062	$ 79	$ —	1,062
Foreign Currency Forward Contracts
As of December 31, 2024, the Portfolio held the following foreign currency forward contracts1,2:
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	240,603	AUD	371,000	BNP Paribas S.A.	1/15/25	$ 10,969
USD	753,406	CAD	1,056,616	BNP Paribas S.A.	1/15/25	18,014
USD	1,061,977	DKK	7,509,545	Morgan Stanley & Co. International	1/15/25	18,223
USD	32,815,114	EUR	31,024,328	Barclays Capital	1/15/25	662,864
USD	582,701	EUR	554,000	BNP Paribas S.A.	1/15/25	8,559
USD	390,738	GBP	308,000	Barclays Capital	1/15/25	5,194
USD	1,862,274	JPY	283,950,228	Bank of America N.A.	1/15/25	55,014
USD	3,359,191	JPY	501,086,406	BNP Paribas S.A.	1/15/25	169,924
USD	2,976,784	JPY	445,786,799	JPMorgan Chase Bank N.A.	1/15/25	139,482
USD	72,598	MXN	1,484,000	Barclays Capital	3/19/25	2,309
USD	72,363	MXN	1,484,000	BNP Paribas S.A.	3/19/25	2,074
USD	751,779	PEN	2,804,811	Barclays Capital*	1/7/25	5,339
Total Unrealized Appreciation						1,097,965
DKK	3,175,000	USD	447,821	Barclays Capital	1/15/25	(6,526)
EUR	210,000	USD	222,229	Bank of America N.A.	1/15/25	(4,594)
EUR	260,000	USD	273,422	Barclays Capital	1/15/25	(3,970)
EUR	259,000	USD	274,500	BNP Paribas S.A.	1/15/25	(6,084)
Total Unrealized Depreciation						(21,174)
Net Unrealized Appreciation						$ 1,076,791

*	Non-deliverable forward.
1.	Foreign Currency Forward Contracts are subject to limitations such that they cannot be “sold or repurchased,” although the Portfolio would be able to exit the transaction through other means, such as through the execution of an offsetting transaction.
2.	As of December 31, 2024, cash collateral of $60,000 was due to a broker for foreign currency forward contracts.
Futures Contracts
As of December 31, 2024, the Portfolio held the following futures contracts1:
Type	Number of Contracts	Expiration Date	Value at Trade Date	Current Notional Amount	Unrealized Appreciation (Depreciation)[2]
Long Contracts
3 Month Euro Euribor	311	September 2026	$ 78,880,495	$ 78,906,456	$ 25,961
Australia 10 Year Bonds	82	March 2025	5,807,127	5,728,863	(78,264)
Euro-Bobl	1	March 2025	122,939	122,085	(854)
Euro-BTP	31	March 2025	3,895,268	3,852,720	(42,548)
Euro-Bund	39	March 2025	5,483,259	5,390,729	(92,530)
U.S. Treasury 5 Year Notes	252	March 2025	26,930,859	26,788,781	(142,078)
U.S. Treasury 10 Year Ultra Bonds	242	March 2025	27,423,036	26,937,625	(485,411)
Total Long Contracts					(815,724)
Short Contracts
3 Month Euro Euribor	(311)	September 2025	(78,875,556)	(78,978,940)	(103,384)
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
11

Portfolio of Investments December 31, 2024†^ (continued)
Type	Number of Contracts	Expiration Date	Value at Trade Date	Current Notional Amount	Unrealized Appreciation (Depreciation)[2]
Euro-BTP	(56)	March 2025	$ (6,238,131)	$ (6,231,176)	$ 6,955
Euro-Buxl	(18)	March 2025	(2,606,926)	(2,473,858)	133,068
Euro-OAT	(96)	March 2025	(12,496,261)	(12,271,093)	225,168
Euro-Schatz	(32)	March 2025	(3,554,698)	(3,546,253)	8,445
U.S. Treasury 2 Year Notes	(283)	March 2025	(58,149,543)	(58,187,453)	(37,910)
U.S. Treasury 10 Year Notes	(512)	March 2025	(56,235,690)	(55,680,000)	555,690
U.S. Treasury Long Bonds	(82)	March 2025	(9,598,364)	(9,335,188)	263,176
U.S. Treasury Ultra Bonds	(58)	March 2025	(7,119,864)	(6,896,563)	223,301
Total Short Contracts					1,274,509
Net Unrealized Appreciation					$ 458,785

1.	As of December 31, 2024, cash in the amount of $1,063,000 was on deposit with a broker or futures commission merchant for futures transactions.
2.	Represents the difference between the value of the contracts at the time they were opened and the value as of December 31, 2024.
Written Swaptions
As of December 31, 2024, the Portfolio held the following swaptions agreements:
Description	Counterparty	Strike Price	Expiration Date	Number of Contracts	Notional Amount	Premiums Paid (Received)	Market Value
Put-2-Year Interest Rate Swap	Barclays Capital	$ 3.15	10/6/25	(22,700,000)	EUR (22,700,000)	$ (262,860)	$ (16,576)

Description	Counterparty	Strike Price	Expiration Date	Number of Contracts	Notional Amount	Premiums Paid (Received)	Market Value
Call-2-Year Interest Rate Swap	Barclays Capital	$ 3.15	10/6/25	(22,700,000)	EUR (22,700,000)	$ (262,860)	$ (489,408)
Swap Contracts
As of December 31, 2024, the Portfolio held the following centrally cleared interest rate swap agreements1:
Notional Amount	Currency	Expiration Date	Payments made by Portfolio	Payments Received by Portfolio	Payment Frequency Paid/Received	Upfront Premiums Paid/ (Received)	Value	Unrealized Appreciation/ (Depreciation)
$ 87,100,000	EUR	2/26/25	Fixed 3.475%	1 Day ESTR	At Maturity/At Maturity	$ 4,314	$ (81,860)	$ (86,174)
27,900,000	USD	12/20/25	Fixed 4.25%	1 Day SOFR	Annually/Annually	83,978	(15,872)	(99,850)
17,300,000	GBP	9/18/26	1 Day SONIA	Fixed 4.25%	Annually/Annually	178,903	(25,992)	(204,895)
14,000,000	JPY	9/20/27	Fixed 0.30%	1 Day TONAR + 0.06%	Semi-Annually/Semi-Annually	(1,430)	1,075	2,505
50,000,000	JPY	3/20/28	Fixed 0.30%	1 Day TONAR + 0.06%	Semi-Annually/Semi-Annually	(5,743)	4,801	10,544
420,000,000	JPY	9/14/28	Fixed 0.55%	1 Day TONAR	Annually/Annually	(3,632)	18,344	21,976
106,980,000	JPY	3/20/29	Fixed 0.45%	1 Day TONAR + 0.06%	Semi-Annually/Semi-Annually	(22,054)	10,356	32,410
386,000,000	JPY	12/15/31	Fixed 0.50%	1 Day TONAR	Annually/Annually	365	63,339	62,974
5,900,000	EUR	8/15/32	6 Month EURIBOR	Fixed 2.879%	Semi-Annually/Annually	—	239,095	239,095
9,600,000	USD	2/13/34	1 Day SOFR	Fixed 3.085%	Annually/Annually	(77,814)	(714,062)	(636,248)
37,125,000	EUR	3/19/35	6 Month EURIBOR	Fixed 2.50%	Semi-Annually/Annually	255,415	516,803	261,388
1,400,000	EUR	11/4/52	Fixed 0.19%	6 Month EURIBOR	Annually/Semi-Annually	—	594,520	594,520
7,000,000	USD	2/13/54	Fixed 2.865%	1 Day SOFR	Annually/Annually	130,276	1,295,997	1,165,721
2,800,000	USD	6/20/54	Fixed 3.50%	1 Day SOFR	Annually/Annually	73,278	213,962	140,684
14,474,000	EUR	3/19/55	Fixed 2.25%	6 Month EURIBOR	Annually/Semi-Annually	31,585	(344,779)	(376,364)
						$ 647,441	$ 1,775,727	$ 1,128,286
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
12	NYLI VP PIMCO Real Return Portfolio

As of December 31, 2024, the Portfolio held the following centrally cleared inflation swap agreements1:
Notional Amount	Currency	Expiration Date	Payments Made by Portfolio	Payments Received by Portfolio	Payment Frequency Paid/ Received	Upfront Premiums Paid/ (Received)	Value	Unrealized Appreciation/ (Depreciation)
$ 4,410,000	USD	10/7/25	1 Month USD-CPI	Fixed 2.208%	At Maturity	$ —	$ (12,656)	$ (12,656)
3,100,000	USD	10/15/25	1 Month USD-CPI	Fixed 2.38%	At Maturity	—	(4,035)	(4,035)
5,400,000	USD	2/26/26	Fixed 2.314%	1 Month USD-CPI	At Maturity	45,144	619,350	574,206
2,700,000	USD	3/5/26	Fixed 2.419%	1 Month USD-CPI	At Maturity	18,839	293,969	275,130
2,200,000	USD	5/13/26	Fixed 2.768%	1 Month USD-CPI	At Maturity	3,292	189,090	185,798
1,000,000	USD	5/14/26	Fixed 2.813%	1 Month USD-CPI	At Maturity	777	83,426	82,649
1,250,000	USD	5/25/26	Fixed 2.703%	1 Month USD-CPI	At Maturity	2,758	109,850	107,092
500,000	USD	6/1/26	Fixed 2.69%	1 Month USD-CPI	At Maturity	1,123	43,866	42,743
360,000	EUR	6/15/27	1 Month EUR-CPI	Fixed 1.36%	At Maturity	722	(54,537)	(55,259)
1,000,000	EUR	3/15/28	1 Month EUR-CPI	Fixed 1.535%	At Maturity	13,425	(133,334)	(146,759)
770,000	USD	5/9/28	1 Month USD-CPI	Fixed 2.36%	At Maturity	(4,504)	(74,574)	(70,070)
510,000	USD	5/9/28	1 Month USD-CPI	Fixed 2.353%	At Maturity	(3,201)	(49,805)	(46,604)
300,000	USD	8/26/28	Fixed 2.573%	1 Month USD-CPI	At Maturity	—	21,039	21,039
500,000	USD	9/10/28	Fixed 2.645%	1 Month USD-CPI	At Maturity	—	31,114	31,114
2,600,000	USD	11/4/29	1 Month USD-CPI	Fixed 1.76%	At Maturity	(129,844)	(418,423)	(288,579)
2,200,000	USD	5/19/30	1 Month USD-CPI	Fixed 1.28%	At Maturity	(185,314)	(453,288)	(267,974)
3,300,000	EUR	3/15/31	1 Month EUR-CPI	Fixed 1.38%	At Maturity	(72,917)	(603,082)	(530,165)
700,000	EUR	8/15/34	Fixed 2.049%	1 Month EUR-CPI	At Maturity	—	(10,340)	(10,340)
1,600,000	EUR	8/15/34	Fixed 2.049%	1 Month EUR-CPI	At Maturity	(2,728)	(23,635)	(20,907)
600,000	GBP	8/15/34	1 Month UKRPI-CPI	Fixed 3.50%	At Maturity	2,611	(1,337)	(3,948)
1,200,000	GBP	8/15/34	1 Month UKRPI-CPI	Fixed 3.50%	At Maturity	7,231	(2,674)	(9,905)
800,000	GBP	9/15/34	1 Month UKRPI-CPI	Fixed 3.466%	At Maturity	—	(4,779)	(4,779)
1,300,000	EUR	9/15/34	Fixed 2.034%	1 Month EUR-CPI	At Maturity	—	(17,057)	(17,057)
700,000	GBP	9/15/34	1 Month UKRPI-CPI	Fixed 3.466%	At Maturity	(168)	(4,182)	(4,014)
300,000	EUR	9/15/34	Fixed 2.034%	1 Month EUR-CPI	At Maturity	(3,267)	(3,936)	(669)
280,000	EUR	5/15/37	1 Month EUR-CPI	Fixed 2.488%	At Maturity	—	3,248	3,248
400,000	EUR	3/15/52	1 Month EUR-CPI	Fixed 2.59%	At Maturity	(9,514)	20,849	30,363
100,000	EUR	3/15/52	1 Month EUR-CPI	Fixed 2.58%	At Maturity	—	4,853	4,853
100,000	EUR	3/15/52	1 Month EUR-CPI	Fixed 2.58%	At Maturity	109	4,853	4,744
100,000	EUR	4/15/52	1 Month EUR-CPI	Fixed 2.55%	At Maturity	118	5,036	4,918
400,000	EUR	4/15/53	1 Month EUR-CPI	Fixed 2.70%	At Maturity	2,526	67,984	65,458
400,000	EUR	9/15/53	1 Month EUR-CPI	Fixed 2.763%	At Maturity	—	77,486	77,486
300,000	EUR	9/15/53	1 Month EUR-CPI	Fixed 2.763%	At Maturity	806	58,115	57,309
200,000	EUR	9/15/53	1 Month EUR-CPI	Fixed 2.763%	At Maturity	1,708	38,743	37,035
100,000	EUR	10/15/53	1 Month EUR-CPI	Fixed 2.736%	At Maturity	—	18,517	18,517
300,000	EUR	10/15/53	1 Month EUR-CPI	Fixed 2.736%	At Maturity	3,767	55,551	51,784
300,000	EUR	10/15/53	1 Month EUR-CPI	Fixed 2.682%	At Maturity	—	49,673	49,673
						$ (306,501)	$ (75,062)	$ 231,439
As of December 31, 2024, the Portfolio held the following open OTC debt total return swap agreements:
Swap Counterparty	Reference Obligation	Floating Rate[2]	Termination Date(s)	Payment Frequency Paid/ Received	Notional Amount Long/ (Short) (000)[3]	Unrealized Appreciation/ (Depreciation)
Morgan Stanley Capital Services LLC	U.S. Treasury Inflation Linked Notes, 0.125%, 01/15/2030	1 Day SOFR + 0.22%	1/2/25	Daily	$ 15,000	$ (214,865)
Morgan Stanley Capital Services LLC	U.S. Treasury Inflation Linked Notes, 0.125%, 07/15/2031	1 Day SOFR + 0.22%	1/2/25	Daily	10,000	(198,481)
Morgan Stanley Capital Services LLC	U.S. Treasury Inflation Linked Notes, 0.625%, 01/15/2026	1 Day SOFR + 0.23%	1/16/25	Daily	5,000	(7,942)
Morgan Stanley Capital Services LLC	U.S. Treasury Inflation Linked Notes, 0.375%, 01/15/2027	1 Day SOFR + 0.23%	1/16/25	Daily	10,000	(47,247)
Morgan Stanley Capital Services LLC	U.S. Treasury Inflation Linked Notes, 0.50%, 01/15/2028	1 Day SOFR + 0.23%	1/16/25	Daily	15,000	(138,838)
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
13

Portfolio of Investments December 31, 2024†^ (continued)
Swap Counterparty	Reference Obligation	Floating Rate[2]	Termination Date(s)	Payment Frequency Paid/ Received	Notional Amount Long/ (Short) (000)[3]	Unrealized Appreciation/ (Depreciation)
Morgan Stanley Capital Services LLC	U.S. Treasury Inflation Linked Notes, 0.125%, 07/15/2031	1 Day SOFR + 0.23%	1/16/25	Daily	$ 10,000	$ (223,437)
Morgan Stanley Capital Services LLC	U.S. Treasury Inflation Linked Notes, 0.375%, 07/15/2027	1 Day SOFR + 0.23%	1/16/25	Daily	10,000	(68,858)
						$ (899,668)

1.	As of December 31, 2024, cash in the amount of $1,215,000 was on deposit with a broker for centrally cleared swap agreements.
2.	Portfolio pays or receives the floating rate and receives or pays the total return of the referenced entity.
3.	Notional amounts reflected as a positive value indicate a long position held by the Portfolio or Index and a negative value indicates a short position.

Abbreviation(s):
AUD—Australia Dollar
Bobl—Bundesobligation, the German word for federal government bond
BTP—Buoni del Tesoro Poliennali (Eurex Exchange index)
Buxl—Ultra Long German Bond Future
CAD—Canada Dollar
CLO—Collateralized Loan Obligation
CPI—Consumer Price Index
DKK—Denmark Krone
ESTR—Euro Short Term Rate
EUR—Euro
EURIBOR—Euro Interbank Offered Rate
FHLMC—Federal Home Loan Mortgage Corp.
FNMA—Federal National Mortgage Association
GBP—British Pound Sterling
GNMA—Government National Mortgage Association
JPY—Japanese Yen
MXN—Mexico Peso
OAT—Obligations assimilables du Trésor
PEN—Peru Nuevo Sol
REMIC—Real Estate Mortgage Investment Conduit
SOFR—Secured Overnight Financing Rate
SONIA3M IR—Sterling Overnight Interbank Average 3 Month Index Rate
TBA—To Be Announced
TONAR—Tokyo Overnight Average Rate
UKRPI—UK Retail Price Index
UMBS—Uniform Mortgage Backed Securities
USD—United States Dollar
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
14	NYLI VP PIMCO Real Return Portfolio

The following is a summary of the fair valuations according to the inputs used as of December 31, 2024, for valuing the Portfolio’s assets and liabilities:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Long-Term Bonds
Asset-Backed Securities	$ —	$ 32,485,128	$ —	$ 32,485,128
Corporate Bonds	—	1,316,371	—	1,316,371
Foreign Government Bonds	—	27,962,152	—	27,962,152
Mortgage-Backed Securities	—	9,471,935	—	9,471,935
U.S. Government & Federal Agencies	—	419,137,878	—	419,137,878
Total Long-Term Bonds	—	490,373,464	—	490,373,464
Short-Term Investments
Affiliated Investment Company	1,062,067	—	—	1,062,067
Repurchase Agreements	—	239,800,000	—	239,800,000
Total Short-Term Investments	1,062,067	239,800,000	—	240,862,067
Total Investments in Securities	1,062,067	730,173,464	—	731,235,531
Other Financial Instruments (b)
Foreign Currency Forward Contracts	—	1,097,965	—	1,097,965
Futures Contracts	1,441,764	—	—	1,441,764
Interest Rate Swap Contracts	—	2,531,817	—	2,531,817
Inflation Swap Contracts	—	1,725,159	—	1,725,159
Total Other Financial Instruments	1,441,764	5,354,941	—	6,796,705
Total Investments in Securities and Other Financial Instruments	$ 2,503,831	$ 735,528,405	$ —	$ 738,032,236
Liability Valuation Inputs
Other Financial Instruments
Foreign Currency Forward Contracts (b)	$ —	$ (21,174)	$ —	$ (21,174)
Futures Contracts (b)	(982,979)	—	—	(982,979)
Written Options	—	(505,984)	—	(505,984)
Interest Rate Swap Contracts (b)	—	(1,403,531)	—	(1,403,531)
Inflation Swap Contracts (b)	—	(1,493,720)	—	(1,493,720)
OTC Debt Total Return Swap Contracts (b)	—	(899,668)	—	(899,668)
Total Other Financial Instruments	$ (982,979)	$ (4,324,077)	$ —	$ (5,307,056)

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.
(b)	The value listed for these securities reflects unrealized appreciation (depreciation) as shown on the Portfolio of Investments.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
15

Portfolio of Investments December 31, 2024†^ (continued)
Sale-Buyback Transactions:
Counterparty	Borrowing Rate (a)	Borrowing Date	Maturity Date	Amount Borrowed (a)	Payable for Sale-Buyback Transcations (b)
BofA Securities, Inc.	4.95%	12/30/2024	1/2/2025	$ 2,858,993	$ 2,858,807
BofA Securities, Inc.	4.80	12/31/2024	1/2/2025	1,677,608	1,677,489
BNP Paribas S.A.	4.75	12/24/2024	1/3/2025	7,445,809	7,445,087
BNP Paribas S.A.	4.75	12/24/2024	1/3/2025	15,407,149	15,405,540
BNP Paribas S.A.	4.75	12/24/2024	1/3/2025	6,247,776	6,247,280
BNP Paribas S.A.	4.75	12/24/2024	1/3/2025	6,832,138	6,831,541
BNP Paribas S.A.	4.75	12/24/2024	1/3/2025	5,667,840	5,667,136
BNP Paribas S.A.	4.75	12/24/2024	1/3/2025	7,882,806	7,881,976
BNP Paribas S.A.	4.75	12/24/2024	1/3/2025	7,128,501	7,127,613
BNP Paribas S.A.	4.75	12/24/2024	1/3/2025	6,090,882	6,090,175
BNP Paribas S.A.	4.75	12/24/2024	1/3/2025	7,426,089	7,425,117
BNP Paribas S.A.	4.75	12/24/2024	1/3/2025	10,904,901	10,903,256
BNP Paribas S.A.	4.75	12/24/2024	1/3/2025	5,555,702	5,554,937
BNP Paribas S.A.	4.75	12/24/2024	1/3/2025	11,073,555	11,071,960
BNP Paribas S.A.	4.75	12/24/2024	1/3/2025	13,090,646	13,088,979
BNP Paribas S.A.	4.75	12/24/2024	1/3/2025	9,451,152	9,449,771
BNP Paribas S.A.	4.75	12/24/2024	1/3/2025	8,778,923	8,777,649
BNP Paribas S.A.	4.75	12/24/2024	1/3/2025	7,687,280	7,686,153
BNP Paribas S.A.	4.75	12/24/2024	1/3/2025	13,804,978	13,802,944
BNP Paribas S.A.	4.75	12/24/2024	1/3/2025	28,060,508	28,056,405
BNP Paribas S.A.	4.75	12/24/2024	1/3/2025	11,665,953	11,664,224
BNP Paribas S.A.	4.75	12/24/2024	1/3/2025	12,422,561	12,420,735
BNP Paribas S.A.	4.75	12/24/2024	1/3/2025	35,903,177	35,898,381
BNP Paribas S.A.	4.75	12/24/2024	1/3/2025	10,724,476	10,723,338
BNP Paribas S.A.	4.75	12/24/2024	1/3/2025	11,578,814	11,577,432
BNP Paribas S.A.	4.75	12/24/2024	1/3/2025	18,721,557	18,719,444
BNP Paribas S.A.	4.75	12/24/2024	1/3/2025	6,201,599	6,200,977
BNP Paribas S.A.	4.58	12/19/2024	1/6/2025	14,425,547	14,422,564
BNP Paribas S.A.	4.58	12/19/2024	1/6/2025	6,165,321	6,163,865
BNP Paribas S.A.	4.58	12/19/2024	1/6/2025	4,146,302	4,145,217
BNP Paribas S.A.	4.92	12/26/2024	1/6/2025	1,376,147	1,375,657
BNP Paribas S.A.	4.93	12/26/2024	1/6/2025	28,076,974	28,064,241
BNP Paribas S.A.	4.93	12/26/2024	1/6/2025	35,938,204	35,923,637
BNP Paribas S.A.	4.93	12/26/2024	1/6/2025	10,731,110	10,727,638
BNP Paribas S.A.	4.93	12/26/2024	1/6/2025	18,739,570	18,733,139
BNP Paribas S.A.	4.80	12/27/2024	1/6/2025	1,964,880	1,964,069
				411,855,428	411,774,373
(a) During the year ended December 31, 2024, the Portfolio’s average amount of borrowing was $23,717,356 at a weighted average interest rate of 5.24%.
(b) Payable for sale-buyback transactions includes $(81,055) of deferred price drop.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
16	NYLI VP PIMCO Real Return Portfolio

Statement of Assets and Liabilities as of December 31, 2024
Assets
Investment in unaffiliated securities, at value (identified cost $540,182,872)	$490,373,464
Investment in affiliated investment companies, at value (identified cost $1,062,067)	1,062,067
Repurchase agreements, at value (amortized cost $239,800,000)	239,800,000
Cash denominated in foreign currencies (identified cost $1,774,610)	1,263,339
Cash collateral on deposit at broker for futures contracts	1,063,000
Cash collateral on deposit at broker for swap contracts	1,215,000
Due from custodian	71,140
Receivables:
Investment securities sold	377,848,378
Interest	1,551,019
Variation margin on futures contracts	381,260
Portfolio shares sold	323,375
Variation margin on centrally cleared swap contracts	265,801
Securities lending	34
Unrealized appreciation on foreign currency forward contracts	1,097,965
Other assets	2,640
Total assets	1,116,318,482
Liabilities
Written options, at value (premiums received $525,720)	505,984
Cash collateral due to broker for foreign currency forward contracts	60,000
Due to custodian	59,544
Payables:
Sale buyback transactions	411,774,373
Investment securities purchased	290,595,329
Portfolio shares redeemed	204,717
Manager (See Note 3)	149,517
NYLIFE Distributors (See Note 3)	69,803
Professional fees	68,343
Custodian	51,983
Shareholder communication	2,243
Trustees	8
Accrued expenses	2,707
Unrealized depreciation on OTC swap contracts	899,668
Unrealized depreciation on foreign currency forward contracts	21,174
Total liabilities	704,465,393
Net assets	$411,853,089
Composition of Net Assets
Shares of beneficial interest outstanding (par value of $.001 per share) unlimited number of shares authorized	$53,953
Additional paid-in-capital	537,397,365
537,451,318
Total distributable earnings (loss)	(125,598,229)
Net assets	$411,853,089
Initial Class
Net assets applicable to outstanding shares	$85,337,063
Shares of beneficial interest outstanding	11,156,778
Net asset value per share outstanding	$7.65
Service Class
Net assets applicable to outstanding shares	$326,516,026
Shares of beneficial interest outstanding	42,795,826
Net asset value per share outstanding	$7.63

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
17

Statement of Operations for the year ended December 31, 2024
Investment Income (Loss)
Income
Interest	$21,378,192
Dividends-affiliated	78,724
Securities lending, net	96
Other	9,200
Total income	21,466,212
Expenses
Manager (See Note 3)	2,207,642
Interest expense	1,263,968
Distribution/Service—Service Class (See Note 3)	845,076
Custodian	218,043
Professional fees	167,855
Shareholder communication	34,286
Trustees	10,626
Miscellaneous	21,946
Total expenses before waiver/reimbursement	4,769,442
Expense waiver/reimbursement from Manager (See Note 3)	(320,271)
Net expenses	4,449,171
Net investment income (loss)	17,017,041
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Unaffiliated investment transactions	(15,951,098)
Futures transactions	485,131
Swap transactions	2,956,817
Foreign currency transactions	(3,388,866)
Foreign currency forward transactions	2,947,787
Written option transactions	648,335
Net realized gain (loss)	(12,301,894)
Net change in unrealized appreciation (depreciation) on:
Unaffiliated investments	1,434,055
Futures contracts	2,386,062
Swap contracts	(2,649,161)
Foreign currency forward contracts	1,750,229
Translation of other assets and liabilities in foreign currencies	(55,624)
Written option contracts	628,008
Net change in unrealized appreciation (depreciation)	3,493,569
Net realized and unrealized gain (loss)	(8,808,325)
Net increase (decrease) in net assets resulting from operations	$8,208,716
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
18	NYLI VP PIMCO Real Return Portfolio

Statements of Changes in Net Assets
for the years ended December 31, 2024 and December 31, 2023
	2024	2023
Increase (Decrease) in Net Assets
Operations:
Net investment income (loss)	$17,017,041	$20,123,979
Net realized gain (loss)	(12,301,894)	(15,380,434)
Net change in unrealized appreciation (depreciation)	3,493,569	11,815,998
Net increase (decrease) in net assets resulting from operations	8,208,716	16,559,543
Distributions to shareholders:
Initial Class	(3,205,136)	(11,335,518)
Service Class	(11,744,666)	(29,658,529)
Total distributions to shareholders	(14,949,802)	(40,994,047)
Capital share transactions:
Net proceeds from sales of shares	43,587,073	53,122,871
Net asset value of shares issued to shareholders in reinvestment of distributions	14,949,802	40,994,047
Cost of shares redeemed	(120,463,488)	(83,054,069)
Increase (decrease) in net assets derived from capital share transactions	(61,926,613)	11,062,849
Net increase (decrease) in net assets	(68,667,699)	(13,371,655)
Net Assets
Beginning of year	480,520,788	493,892,443
End of year	$411,853,089	$480,520,788
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
19

Statement of Cash Flows
for the year ended December 31, 2024
Cash Flows From (Used in) Operating Activities:
Net increase in net assets resulting from operations	$8,208,716
Adjustments to reconcile net increase in net assets resulting from operations to net cash used in operating activities:
Long term investments purchased	(784,331,245)
Long term investments sold	772,819,039
Sale of short term investments, net	83,346,707
Sale of affiliated investments, net	60,916
Amortization (accretion) of discount and premium, net	(12,476,168)
Decrease in due from custodian	1,129,714
Increase in investment securities sold receivable	(40,299,852)
Decrease in interest receivable	188,975
Increase in securities lending	(34)
Decrease in other assets	33
Increase in unrealized appreciation for open forward foreign currency contracts	(1,084,287)
Decrease in premiums from written options	(368,030)
Decrease in cash collateral due to broker for TBA	(931,000)
Decrease in cash collateral due to broker for swap contracts	(1,290,000)
Decrease in investment securities purchased payable	(33,349,039)
Increase in cash collateral due to broker for foreign currency forward contracts	60,000
Decrease in due to NYLIFE Distributors	(3,407)
Increase in professional fees payable	5,533
Decrease in custodian payable	(39,336)
Increase in shareholder communication payable	2,199
Increase in due to Trustees	8
Decrease in due to manager	(45,451)
Increase in variation margin on centrally cleared swap contracts	(131,647)
Decrease in variation margin on futures contracts	3,236
Decrease in unrealized depreciation for open forward foreign currency contracts	(665,942)
Increase in accrued expenses	2,577
Decrease in unrealized appreciation on OTC swap contracts	1,833,495
Increase in unrealized depreciation on OTC swap contracts	700,651
Net realized loss from investments	15,951,098
Net change in unrealized (appreciation) depreciation on unaffiliated investments	(1,434,055)
Net change in unrealized (appreciation) depreciation on written options	(628,008)
Net cash from operating activities	7,235,396
Cash Flows From (Used in) Financing Activities:
Proceeds from shares sold	$43,405,868
Payment on shares redeemed	(120,486,926)
Increase in due to custodian	59,544
Proceeds on sale-buyback transactions	2,342,519,910
Payments from sale-buyback transactions	(2,272,166,333)
Net cash used in financing activities	(6,667,937)
Effect of exchange rate changes on cash	(64,842)
Net increase in cash	502,617
Cash, restricted cash and foreign currency at beginning of year	3,038,722
Cash, restricted cash and foreign currency at end of year	$3,541,339
Non-cash financing activities not included herein consist of all reinvestment of dividends and distributions of $14,949,802.

Supplemental disclosure of cash flow information:
The following tables provide a reconciliation of cash and restricted cash reported within the Statement of Assets and Liabilities that sums to the total of the such amounts shown on the Statement of Cash Flows:
Cash and restricted cash at beginning of year
Cash	$9,503
Cash denominated in foreign currencies	1,170,219
Cash collateral on deposit at broker for futures contracts	1,031,000
Cash collateral on deposit at broker for swap contracts	828,000
Total cash and restricted cash shown in the Statement of Cash Flows	$3,038,722
Cash and restricted cash at end of year
Cash denominated in foreign currencies	$1,263,339
Cash collateral on deposit at broker for futures contracts	1,063,000
Cash collateral on deposit at broker for swap contracts	1,215,000
Total cash and restricted cash shown in the Statement of Cash Flows	$3,541,339
Restricted cash consists of cash that has been segregated to cover the Portfolio’s collateral or margin obligations under derivative contracts. It is separately reported on the Statement of Assets and Liabilities as cash collateral on deposit at brokers.
For the year ended December 31, 2024, the portfolio paid $1,263,968 in interest expense.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
20	NYLI VP PIMCO Real Return Portfolio

Financial Highlights selected per share data and ratios
	Year Ended December 31,
Initial Class	2024	2023	2022	2021	2020
Net asset value at beginning of year	$7.77	$8.23	$9.92	$9.47	$8.63
Net investment income (loss) (a)	0.32	0.35	0.68	0.50	0.12
Net realized and unrealized gain (loss)	(0.13)	(0.09)	(1.82)	—	0.91
Total from investment operations	0.19	0.26	(1.14)	0.50	1.03
Less distributions:
From net investment income	(0.31)	(0.72)	(0.55)	(0.05)	(0.19)
Net asset value at end of year	$7.65	$7.77	$8.23	$9.92	$9.47
Total investment return (b)	2.21%	3.72%	(11.45)%	5.36%(c)	11.93%(c)
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	4.09%	4.31%(d)	7.42%	5.20%	1.27%
Net expenses (e)	0.82%	0.77%(f)	0.71%	0.55%	0.78%
Expenses (before waiver/reimbursement) (e)	0.89%	0.84%	0.76%	0.59%	0.83%
Interest expense and fees	0.29%	0.25%	0.18%	0.02%	0.25%
Portfolio turnover rate	156%	81%	71%	125%(g)	199%(g)
Net assets at end of year (in 000's)	$85,337	$134,068	$119,313	$139,038	$48,479

(a)	Per share data based on average shares outstanding during the year.
(b)	Total return does not reflect any deduction of sales charges, mortality and expense charges, contract charges or administrative charges.
(c)	Total investment return may reflect adjustments to conform to generally accepted accounting principles.
(d)	Without the custody fee reimbursement, net investment income (loss) would have been 4.30%.
(e)	In addition to the fees and expenses which the Portfolio bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.
(f)	Without the custody fee reimbursement, net expenses would have been 0.78%.
(g)	The portfolio turnover rates not including mortgage dollar rolls were 42% and 128% for the years ended December 31, 2021 and 2020, respectively.

	Year Ended December 31,
Service Class	2024	2023	2022	2021	2020
Net asset value at beginning of year	$7.75	$8.20	$9.89	$9.44	$8.61
Net investment income (loss) (a)	0.30	0.33	0.66	0.44	0.09
Net realized and unrealized gain (loss)	(0.14)	(0.08)	(1.82)	0.04	0.91
Total from investment operations	0.16	0.25	(1.16)	0.48	1.00
Less distributions:
From net investment income	(0.28)	(0.70)	(0.53)	(0.03)	(0.17)
Net asset value at end of year	$7.63	$7.75	$8.20	$9.89	$9.44
Total investment return (b)	1.95%	3.46%	(11.68)%	5.12%	11.61%(c)
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	3.78%	4.04%(d)	7.27%	4.58%	1.04%
Net expenses (e)	1.07%	1.02%(f)	0.96%	0.80%	1.03%
Expenses (before waiver/reimbursement) (e)	1.14%	1.09%	1.01%	0.84%	1.08%
Interest expense and fees	0.29%	0.25%	0.18%	0.02%	0.25%
Portfolio turnover rate	156%	81%	71%	125%(g)	199%(g)
Net assets at end of year (in 000's)	$326,516	$346,452	$374,580	$452,844	$433,668

(a)	Per share data based on average shares outstanding during the year.
(b)	Total return does not reflect any deduction of sales charges, mortality and expense charges, contract charges or administrative charges.
(c)	Total investment return may reflect adjustments to conform to generally accepted accounting principles.
(d)	Without the custody fee reimbursement, net investment income (loss) would have been 4.03%.
(e)	In addition to the fees and expenses which the Portfolio bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.
(f)	Without the custody fee reimbursement, net expenses would have been 1.03%.
(g)	The portfolio turnover rates not including mortgage dollar rolls were 42% and 128% for the years ended December 31, 2021 and 2020, respectively.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
21

Notes to Financial Statements
Note 1–Organization and Business
New York Life Investments VP Funds Trust (the “Fund”) (formerly known as MainStay VP Funds Trust) was organized as a Delaware statutory trust on February 1, 2011. The Fund is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Fund is comprised of thirty-three separate series (collectively referred to as the “Portfolios”). These financial statements and notes relate to the NYLI VP PIMCO Real Return Portfolio (formerly known as MainStay VP PIMCO Real Return Portfolio) (the "Portfolio"), a "non-diversified” portfolio, as that term is defined in the 1940 Act, as interpreted or modified by regulatory authorities having jurisdiction, from time to time. However, due to its principal investment strategies and investment processes, the Portfolio has historically operated as a "diversified" portfolio. Therefore, the Portfolio will not operate as "non-diversified" portfolio without first obtaining shareholder approval.
Shares of the Portfolio are currently offered to certain separate accounts to fund variable annuity policies and variable universal life insurance policies issued by New York Life Insurance and Annuity Corporation (“NYLIAC”), a wholly-owned subsidiary of New York Life Insurance Company (“New York Life”) and may also be offered to fund variable annuity policies and variable universal life insurance policies issued by other insurance companies. NYLIAC allocates shares of the Portfolio to, among others, certain NYLIAC separate accounts. Shares of the Portfolio are also offered to the NYLI VP Conservative Allocation Portfolio, NYLI VP Moderate Allocation Portfolio, NYLI VP Growth Allocation Portfolio and NYLI VP Equity Allocation Portfolio, which operate as “funds-of-funds," and other variable insurance funds.
The following table lists the Portfolio's share classes that have been registered and commenced operations:
Class	Commenced Operations
Initial Class	February 17, 2012
Service Class	February 17, 2012
Shares of the Portfolio are offered and are redeemed at a price equal to their respective net asset value (“NAV”) per share. No sales or redemption charge is applicable to the purchase or redemption of the Portfolio's shares. Under the terms of the Fund’s multiple class plan, adopted pursuant to Rule 18f-3 under the 1940 Act, the classes differ in that, among other things, Service Class shares of the Portfolio pay a combined distribution and service fee of 0.25% of average daily net assets attributable to Service Class shares of the Portfolio to the Distributor (as defined in Note 3(B)) pursuant to a plan adopted in accordance with Rule 12b-1 under the 1940 Act. Contract owners of variable annuity contracts purchased after June 2, 2003, are permitted to invest only in the Service Class shares.
The Portfolio's investment objective is to seek maximum real return, consistent with preservation of real capital and prudent investment management.
In this reporting period, the Portfolio adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures ("ASU 2023-07"). Adoption of the new standard impacted financial statement disclosures only and did not affect the Portfolio's financial position or its results of operations. The intent of ASU 2023-07 is, through improved segment disclosures, to enable investors to better understand an entity's overall performance and to assess its potential future cash flows. NYLI Disclosure Committee ("Committee") acts as the Portfolio's chief operating decision maker assessing performance and making decisions about resource allocation. The Committee has determined that the Portfolio has a single operating segment based on the fact that the Committee monitors the operating results of the Portfolio as a whole and the Portfolio's long-term strategic asset allocation is pre-determined in accordance with the terms of its respective prospectus, based on a defined investment strategy which is executed by the Portfolio's portfolio managers as a team. The financial information provided to and reviewed by the Committee is consistent with that presented in the Portfolio's Portfolio of Investments, Statement of Changes in Net Assets and Financial Highlights.
Note 2–Significant Accounting Policies
The Portfolio is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services—Investment Companies. The Portfolio prepares its financial statements in accordance with generally accepted accounting principles (“GAAP”) in the United States of America and follows the significant accounting policies described below.
(A) Securities Valuation.  Investments are usually valued as of the close of regular trading on the New York Stock Exchange (the "Exchange") (usually 4:00 p.m. Eastern time) on each day the Portfolio is open for business ("valuation date").
Pursuant to Rule 2a-5 under the 1940 Act, the Board of Trustees of the Fund (the "Board") has designated New York Life Investment Management LLC (“New York Life Investments” or the "Manager") as its Valuation Designee (the "Valuation Designee"). The Valuation Designee is responsible for performing fair valuations relating to all investments in the Portfolio’s portfolio for which market quotations are not readily available; periodically assessing and managing material valuation risks; establishing and applying fair value methodologies; testing fair valuation methodologies; evaluating and overseeing pricing services; ensuring appropriate segregation of valuation and portfolio management functions; providing quarterly, annual and prompt reporting to the Board, as appropriate; identifying potential conflicts of interest; and maintaining appropriate records. The Valuation Designee has established a valuation committee ("Valuation Committee") to assist in carrying out the Valuation Designee’s responsibilities and establish prices of securities for which market quotations are not readily available. The Portfolio's and the Valuation Designee's policies and procedures ("Valuation Procedures") govern the Valuation Designee’s selection and application of

22	NYLI VP PIMCO Real Return Portfolio

methodologies for determining and calculating the fair value of Portfolio investments. The Valuation Designee may value the Portfolio's portfolio securities for which market quotations are not readily available and other Portfolio assets utilizing inputs from pricing services and other third-party sources. The Valuation Committee meets (in person, via electronic mail or via teleconference) on an ad-hoc basis to determine fair valuations and on a quarterly basis to review fair value events with respect to certain securities for which market quotations are not readily available, including valuation risks and back-testing results, and to preview reports to the Board.
The Valuation Committee establishes prices of securities for which market quotations are not readily available based on such methodologies and measurements on a regular basis after considering information that is reasonably available and deemed relevant by the Valuation Committee. The Board shall oversee the Valuation Designee and review fair valuation materials on a prompt, quarterly and annual basis and approve proposed revisions to the Valuation Procedures.
Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to the Valuation Procedures. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the Portfolio can access at the measurement date, provided that a quotation will not be readily available if it is not reliable. "Fair value" is defined as the price the Portfolio would reasonably expect to receive upon selling an asset or liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the asset or liability. Fair value measurements are determined within a framework that establishes a three-tier hierarchy that maximizes the use of observable market data and minimizes the use of unobservable inputs to establish a classification of fair value measurements for disclosure purposes. "Inputs" refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, such as the risk inherent in a particular valuation technique used to measure fair value using a pricing model and/or the risk inherent in the inputs for the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions market participants would use in pricing the asset or liability based on the information available. The inputs or methodology used for valuing assets or liabilities may not be an indication of the risks associated with investing in those assets or liabilities. The three-tier hierarchy of inputs is summarized below.
•	Level 1—quoted prices (unadjusted) in active markets for an identical asset or liability
•	Level 2—other significant observable inputs (including quoted prices for a similar asset or liability in active markets, interest rates and yield curves, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio's own assumptions about the assumptions that market participants would use in measuring fair value of an asset or liability)
The level of an asset or liability within the fair value hierarchy is based on the lowest level of an input, both individually and in the aggregate, that is significant to the fair value measurement. The aggregate value by input level of the Portfolio’s assets and liabilities as of December 31, 2024, is included at the end of the Portfolio of Investments.
The Portfolio may use third-party vendor evaluations, whose prices may be derived from one or more of the following standard inputs, among others:
• Benchmark yields	• Reported trades
• Broker/dealer quotes	• Issuer spreads
• Two-sided markets	• Benchmark securities
• Bids/offers	• Reference data (corporate actions or material event notices)
• Industry and economic events	• Comparable bonds
• Equity and credit default swap curves	• Monthly payment information
An asset or liability for which a market quotation is not readily available is valued by methods deemed reasonable in good faith by the Valuation Committee, following the Valuation Procedures to represent fair value. Under these procedures, the Valuation Designee generally uses a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information. The Valuation Designee may also use an income-based valuation approach in which the anticipated future cash flows of the asset or liability are discounted to calculate fair value. Fair value represents a good faith approximation of the value of a security. Fair value determinations involve the consideration of a number of subjective factors, an analysis of applicable facts and circumstances and the exercise of judgment. As a result, it is possible that the fair value for a security determined in good faith in accordance with the Valuation Procedures may differ from valuations for the same security determined for other funds using their own valuation procedures. Although the Valuation Procedures are designed to value a security at the price the Portfolio may reasonably expect to receive upon the security's sale in an orderly transaction, there can be no assurance that any fair value determination thereunder would, in fact, approximate the amount that the Portfolio would actually realize upon the sale of the security or the price at which the security would trade if a reliable market price were readily available. During the year ended December 31, 2024, there were no material changes to the fair value methodologies.
Securities which may be valued in this manner include, but are not limited to: (i) a security for which trading has been halted or suspended or otherwise does not have a readily available market quotation on a given day; (ii) a debt security that has recently gone into default and for which there is not a current market quotation; (iii) a security of an issuer that has entered into a restructuring; (iv) a security that has been delisted from a national exchange; (v) a security subject to trading collars for
23

Notes to Financial Statements (continued)
which no or limited trading takes place; and (vi) a security whose principal market has been temporarily closed at a time when, under normal conditions, it would be open. Securities valued in this manner are generally categorized as Level 2 or 3 in the hierarchy.
Investments in mutual funds, including money market funds, are valued at their respective NAVs at the close of business each day on the valuation date. These securities are generally categorized as Level 1 in the hierarchy.
Futures contracts are valued at the last posted settlement price on the market where such futures are primarily traded. These securities are generally categorized as Level 1 in the hierarchy.
Options contracts are valued at the last posted settlement price on the market where such options are primarily traded. These securities are generally categorized as Level 1 (exchanged-traded) or Level 2 (OTC) in the hierarchy.
Swaps are marked to market daily based upon quotations from pricing agents, brokers or market makers. These securities are generally categorized as Level 2 in the hierarchy.
Debt securities (other than convertible and municipal bonds) are valued at the evaluated bid prices (evaluated mean prices in the case of convertible and municipal bonds) supplied by a pricing agent or broker selected by the Valuation Designee, in consultation with the Subadvisor. The evaluations are market-based measurements processed through a pricing application and represents the pricing agent’s good faith determination as to what a holder may receive in an orderly transaction under market conditions. The rules-based logic utilizes valuation techniques that reflect participants’ assumptions and vary by asset class and per methodology, maximizing the use of relevant observable data including quoted prices for similar assets, benchmark yield curves and market corroborated inputs. The evaluated bid or mean prices are deemed by the Valuation Designee, in consultation with the Subadvisor, to be representative of market values at the regular close of trading of the Exchange on each valuation date. Debt securities purchased on a delayed delivery basis are marked to market daily until settlement at the forward settlement date. Debt securities, including corporate bonds, U.S. government and federal agency bonds, municipal bonds, foreign bonds, convertible bonds, asset-backed securities and mortgage-backed securities are generally categorized as Level 2 in the hierarchy.
Foreign currency forward contracts are valued at their fair market values measured on the basis of the mean between the last current bid and ask prices based on dealer or exchange quotations and are generally categorized as Level 2 in the hierarchy.
Temporary cash investments acquired in excess of 60 days to maturity at the time of purchase are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities and ratings), both as furnished by independent pricing services. Temporary cash investments that mature in 60 days or less at the time of purchase ("Short-Term Investments") are valued using the amortized cost method of valuation, unless the use of such method would be inappropriate. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between such cost and the principal on maturity date. Amortized cost approximates the current fair value of a security. Securities valued using the amortized cost method are not valued using quoted prices in an active market and are generally categorized as Level 2 in the hierarchy.
The information above is not intended to reflect an exhaustive list of the methodologies that may be used to value portfolio investments. The Valuation Procedures permit the use of a variety of valuation methodologies in connection with valuing portfolio investments. The methodology used for a specific type of investment may vary based on the market data available or other considerations. The methodologies summarized above may not represent the specific means by which portfolio investments are valued on any particular business day.
(B) Income Taxes.   The Portfolio's policy is to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute all of its taxable income to the shareholders of the Portfolio within the allowable time limits.
The Manager evaluates the Portfolio’s tax positions to determine if the tax positions taken meet the minimum recognition threshold in connection with accounting for uncertainties in income tax positions taken or expected to be taken for the purposes of measuring and recognizing tax liabilities in the financial statements. Recognition of tax benefits of an uncertain tax position is permitted only to the extent the position is “more likely than not” to be sustained assuming examination by taxing authorities. The Manager analyzed the Portfolio's tax positions taken on federal, state and local income tax returns for all open tax years (for up to three tax years) and has concluded that no provisions for federal, state and local income tax are required in the Portfolio's financial statements. The Portfolio's federal, state and local income tax and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state and local departments of revenue.
(C) Foreign Taxes. The Portfolio may be subject to foreign taxes on income and other transaction-based taxes imposed by certain countries in which it invests. A portion of the taxes on gains on investments or currency purchases/repatriation may be reclaimable. The Portfolio will accrue such taxes and reclaims as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.
The Portfolio may be subject to taxation on realized capital gains, repatriation proceeds and other transaction-based taxes imposed by certain countries in which it invests. The Portfolio will accrue such taxes as applicable based upon its current interpretation of tax rules and regulations that exist in the market in which it invests. Capital gains taxes relating to positions still held are reflected as a liability in the Statement of Assets and Liabilities, as well as an adjustment to the Portfolio's net

24	NYLI VP PIMCO Real Return Portfolio

unrealized appreciation (depreciation). Taxes related to capital gains realized, if any, are reflected as part of net realized gain (loss) in the Statement of Operations. Changes in tax liabilities related to capital gains taxes on unrealized investment gains, if any, are reflected as part of the change in net unrealized appreciation (depreciation) on investments in the Statement of Operations. Transaction-based charges are generally assessed as a percentage of the transaction amount.
(D) Dividends and Distributions to Shareholders. Dividends and distributions are recorded on the ex-dividend date. The Portfolio intends to declare and pay dividends from net investment income and distributions from net realized capital and currency gains, if any, at least annually. All dividends and distributions are reinvested at NAV in the same class of shares of the Portfolio. Dividends and distributions to shareholders are determined in accordance with federal income tax regulations and may differ from determinations using GAAP.
(E) Security Transactions and Investment Income.  The Portfolio records security transactions on the trade date. Realized gains and losses on security transactions are determined using the identified cost method. Dividend income is recognized on the ex-dividend date, net of any foreign tax withheld at the source, and interest income is accrued as earned using the effective interest rate method. Distributions received from real estate investment trusts, if applicable, may be classified as dividends, capital gains and/or return of capital. Discounts and premiums on securities purchased for the Portfolio are accreted and amortized, respectively, on the effective interest rate method.
Investment income and realized and unrealized gains and losses on investments of the Portfolio are allocated pro rata to the separate classes of shares based upon their relative net assets on the date the income is earned or realized and unrealized gains and losses are incurred.
The Portfolio may place a debt security on non-accrual status and reduce related interest income by ceasing current accruals and writing off all or a portion of any interest receivables when the collection of all or a portion of such interest has become doubtful. A debt security is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.
(F) Expenses.  Expenses of the Fund are allocated to the individual Portfolios in proportion to the net assets of the respective Portfolios when the expenses are incurred, except where direct allocations of expenses can be made. Expenses (other than fees incurred under the distribution and service plans, further discussed in Note 3(B), which are charged directly to the Service Class shares) are allocated to separate classes of shares pro rata based upon their relative net assets on the date the expenses are incurred. The expenses borne by the Portfolio, including those of related parties to the Portfolio, are shown in the Statement of Operations.
Additionally, the Portfolio may invest in mutual funds, which are subject to management fees and other fees that may cause the costs of investing in mutual funds to be greater than the costs of owning the underlying securities directly. These indirect expenses of mutual funds are not included in the amounts shown as expenses in the Statement of Operations or in the expense ratios included in the Financial Highlights.
(G) Use of Estimates.  In preparing financial statements in conformity with GAAP, the Manager makes estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates and assumptions.
(H) Futures Contracts.  A futures contract is an agreement to purchase or sell a specified quantity of an underlying instrument at a specified future date and price, or to make or receive a cash payment based on the value of a financial instrument (e.g., foreign currency, interest rate, security or securities index). The Portfolio is subject to risks such as market price risk, leverage risk, liquidity risk, counterparty risk, operational risk, legal risk and/or interest rate risk in the normal course of investing in these contracts. Upon entering into a futures contract, the Portfolio is required to pledge to the broker or futures commission merchant an amount of cash and/or U.S. government securities equal to a certain percentage of the collateral amount, known as the “initial margin.” During the period the futures contract is open, changes in the value of the contract are recognized as unrealized appreciation or depreciation by marking to market such contract on a daily basis to reflect the market value of the contract at the end of each day’s trading. The Portfolio agrees to receive from or pay to the broker or futures commission merchant an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as “variation margin.” When the futures contract is closed, the Portfolio records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Portfolio's basis in the contract.
The use of futures contracts involves, to varying degrees, elements of market risk in excess of the amount recognized in the Statement of Assets and Liabilities. The contract or notional amounts and variation margin reflect the extent of the Portfolio's involvement in open futures positions. There are several risks associated with the use of futures contracts as hedging  techniques. There can be no assurance that a liquid market will exist at the time when the Portfolio seeks to close out a futures contract. If no liquid market exists, the Portfolio would remain obligated to meet margin requirements until the position is closed. Futures contracts may involve a small initial investment relative to the risk assumed, which could result in losses greater than if the Portfolio did not invest in futures contracts. Futures contracts may be more volatile than direct investments in the instrument underlying the futures and may not correlate to the underlying instrument, causing a given hedge not to achieve its objectives. The Portfolio's activities in futures contracts have minimal counterparty risk as they are conducted through regulated exchanges that guarantee the futures against default by the counterparty. In the event of a bankruptcy or insolvency of a futures commission merchant that holds margin on behalf of the Portfolio, the Portfolio may not be entitled to the return of the entire margin owed to the Portfolio, potentially resulting in a loss. The Portfolio may invest in futures contracts to seek enhanced returns or to reduce the risk of loss by hedging certain
25

Notes to Financial Statements (continued)
of its holdings. The Portfolio's investment in futures contracts and other derivatives may increase the volatility of the Portfolio's NAVs and may result in a loss to the Portfolio.
(I) Swap Contracts. The Portfolio may enter into credit default, interest rate, equity, index and currency exchange rate swap contracts (“swaps”). In a typical swap transaction, two parties agree to exchange the future returns (or differentials in rates of future returns) earned or realized at periodic intervals on a particular investment or instrument based on a notional principal amount. Generally, the Portfolio will enter into a swap on a net basis, which means that the two payment streams under the swap are netted, with the Portfolio receiving or paying (as the case may be) only the net amount of the two payment streams. Therefore, the Portfolio's current obligation under a swap generally will be equal to the net amount to be paid or received under the swap, based on the relative value of notional positions attributable to each counterparty to the swap. The payments may be adjusted for transaction costs, interest payments, the amount of interest paid on the investment or instrument or other factors. Collateral, in the form of cash or securities, may be required to be held in segregated accounts with the custodian bank or broker in accordance with the terms of the swap. Swap agreements are privately negotiated in the over the counter (“OTC”) market and may be executed in a multilateral or other trade facilities platform, such as a registered commodities exchange (“centrally cleared swaps”).
Certain standardized swaps, including certain credit default and interest rate swaps, are subject to mandatory clearing and exchange-trading, and more types of standardized swaps are expected to be subject to mandatory clearing and exchange-trading in the future. The counterparty risk for exchange-traded and cleared derivatives is expected to be generally lower than for uncleared derivatives, but cleared contracts are not risk-free. In a cleared derivative transaction, the Portfolio typically enters into the transaction with a financial institution counterparty, and performance of the transaction is effectively guaranteed by a central clearinghouse, thereby reducing or eliminating the Portfolio's exposure to the credit risk of its original counterparty. The Portfolio will be required to post specified levels of margin with the clearinghouse or at the instruction of the clearinghouse; the margin required by a clearinghouse may be greater than the margin the Portfolio would be required to post in an uncleared transaction.
Swaps are marked to market daily based upon quotations from pricing agents, brokers, or market makers and the change in value, if any, is recorded as unrealized appreciation or depreciation. Any payments made or received upon entering into a swap would be amortized or accreted over the life of the swap and recorded as a realized gain or loss. Early termination of a swap is recorded as a realized gain or loss. Daily changes in valuation of centrally cleared swaps, if any, are recorded as a receivable or payable for the change in value as appropriate on the Statement of Assets and Liabilities.
The Portfolio bears the risk of loss of the amount expected to be received under a swap in the event of the default or bankruptcy of the swap counterparty. The Portfolio may be able to eliminate its exposure under a swap either by assignment or other disposition, or by entering into an offsetting swap with the same party or a similar credit-worthy party. Swaps are not actively traded on financial markets. Entering into swaps involves elements of credit, market, leverage, liquidity, operational, counterparty and legal/documentation risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibilities that there will be no liquid market for these swaps, that the counterparty to the swaps may default on its obligation to perform or disagree as to the meaning of the contractual terms in the swaps and that there may be unfavorable changes in interest rates, the price of the index or the security underlying these transactions, among other risks.
Total Return Swaps: Total Return Swap Agreements are entered into to gain or mitigate exposure to the underlying reference asset. Total return swap agreements involve commitments where single or multiple cash flows are exchanged based on the price of an underlying reference asset and on a fixed or variable interest rate. Total return swap agreements may involve commitments to pay interest in exchange for a market-linked return. One counterparty pays out the total return of a specific underlying reference asset, which may include a single security, a basket of securities, or an index, and in return receives a fixed or variable rate. At the maturity date, a net cash flow is exchanged where the total return is equivalent to the return of the underlying reference asset less a financing rate, if any. As a receiver, the Portfolio would receive payments based on any net positive total return and would owe payments in the event of a net negative total return. As the payer, the Portfolio would owe payments on any net positive total return, and would receive payments in the event of a net negative total return.
Inflation Swaps: Inflation swap agreements are contracts in which one party agrees to pay the cumulative percentage increase in a price index (the Consumer Price Index with respect to CPI swaps) over the term of the swap (with some lag on the inflation index), and the other pays a compounded fixed rate. Inflation swaps may be used to protect the net asset value, or NAV, of the Portfolio against an unexpected change in the rate of inflation measured by an inflation index since the value of these agreements is expected to increase if there are unexpected inflation increases.
Interest Rate Swaps : An interest rate swap is an agreement between two parties where one stream of future interest payments is exchanged for another based on a specified principal amount. Interest rate swaps often exchange a fixed payment for a floating payment that is linked to an interest rate (most often Secured Overnight Financing Rate ("SOFR")). The Portfolio will typically use interest rate swaps to limit, or manage, its exposure to fluctuations in interest rates, or to obtain a marginally lower interest rate than it would have been able to get without the swap.
(J) Foreign Currency Forward Contracts. The Portfolio may enter into foreign currency forward contracts, which are agreements to buy or sell foreign currencies on a specified future date at a specified rate. The Portfolio is subject to foreign currency exchange rate risk in the normal course of investing in these transactions. During the period the forward contract is open, changes in the value of the contract are recognized as

26	NYLI VP PIMCO Real Return Portfolio

unrealized appreciation or depreciation by marking to market such contract on a daily basis to reflect the market value of the contract at the end of each day’s trading. Cash movement occurs on the settlement date. When the forward contract is closed, the Portfolio records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Portfolio's basis in the contract. The Portfolio may purchase and sell foreign currency forward contracts for purposes of seeking to enhance portfolio returns and manage portfolio risk more efficiently. Foreign currency forward contracts may also be used to gain exposure to a particular currency or to hedge against the risk of loss due to changing currency exchange rates. Foreign currency forward contracts to purchase or sell a foreign currency may also be used in anticipation of future purchases or sales of securities denominated in foreign currency, even if the specific investments have not yet been selected.
The use of foreign currency forward contracts involves, to varying degrees, elements of risk in excess of the amount recognized in the Statement of Assets and Liabilities, including counterparty risk, market risk, leverage risk, operational risk, legal risk and liquidity risk. Counterparty risk is heightened for these instruments because foreign currency forward contracts are not exchange-traded and therefore no clearinghouse or exchange stands ready to meet the obligations under such contracts. Thus, the Portfolio faces the risk that its counterparties under such contracts may not perform their obligations. Market risk is the risk that the value of a foreign currency forward contract will depreciate due to unfavorable changes in exchange rates. Liquidity risk arises because the secondary market for foreign currency forward contracts may have less liquidity relative to markets for other securities and financial instruments. Liquidity risk also can arise when forward currency contracts create margin or settlement payment obligations for the Portfolio. Leverage risk is the risk that a foreign currency forward contract can magnify the Portfolio's gains and losses. Operational risk refers to risk related to potential operational issues (including documentation issues, settlement issues, systems failures, inadequate controls and human error), and legal risk refers to insufficient documentation, insufficient capacity or authority of the counterparty, or legality or enforceability of a foreign currency forward contract. Risks also arise from the possible movements in the foreign exchange rates underlying these instruments. While the Portfolio may enter into forward contracts to reduce currency exchange risks, changes in currency exchange rates may result in poorer overall performance for the Portfolio than if it had not engaged in such transactions. Exchange rate movements can be large, depending on the currency, and can last for extended periods of time, affecting the value of the Portfolio's assets. Moreover, there may be an imperfect correlation between the Portfolio's holdings of securities denominated in a particular currency and forward contracts entered into by the Portfolio. Such imperfect correlation may prevent the Portfolio from achieving the intended hedge or expose the Portfolio to the risk of currency exchange loss. The unrealized appreciation (depreciation) on forward contracts also reflects the Portfolio's exposure at the valuation date to credit loss in the event of a counterparty’s failure to perform its obligations.
(K) Foreign Currency Transactions. The Portfolio's books and records are maintained in U.S. dollars. Prices of securities denominated in foreign currency amounts are translated into U.S. dollars at the mean between the buying and selling rates last quoted by any major U.S. bank at the following dates:
(i) market value of investment securities, other assets and liabilities— at the valuation date; and
(ii) purchases and sales of investment securities, income and expenses—at the date of such transactions.
The assets and liabilities that are denominated in foreign currency amounts are presented at the exchange rates and market values at the close of the period. The realized and unrealized changes in net assets arising from fluctuations in exchange rates and market prices of securities are not separately presented.
Net realized gain (loss) on foreign currency transactions represents net currency gains or losses realized as a result of differences between the amounts of securities sale proceeds or purchase cost, dividends, interest and withholding taxes as recorded on the Portfolio's books, and the U.S. dollar equivalent amount actually received or paid. Net currency gains or losses from valuing such foreign currency denominated assets and liabilities, other than investments at valuation date exchange rates, are reflected in unrealized foreign exchange gains or losses.
(L) Repurchase Agreements.  The Portfolio may enter into repurchase agreements (i.e., buy a security from another party with the agreement that it will be sold back in the future) to earn income. The Portfolio may enter into repurchase agreements only with counterparties, usually financial institutions, that are deemed by the Manager or the Subadvisor to be creditworthy, pursuant to guidelines established by the Board. During the term of any repurchase agreement, the Manager or the Subadvisor will continue to monitor the creditworthiness of the counterparty. Under the 1940 Act, repurchase agreements are considered to be collateralized loans by the Portfolio to the counterparty secured by the securities transferred to the Portfolio.
Repurchase agreements are subject to counterparty risk, meaning the Portfolio could lose money by the counterparty’s failure to perform under the terms of the agreement. The Portfolio mitigates this risk by ensuring the repurchase agreement is collateralized by cash, U.S. government securities, fixed income securities and/or other securities. The collateral is held by the Portfolio's custodian and valued daily on a mark to market basis to determine if the value, including accrued interest, exceeds the repurchase price. In the event of the counterparty’s default on the obligation to repurchase, the Portfolio has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Under certain circumstances, such as in the event of default or bankruptcy by the counterparty, realization and/or retention of the collateral may be limited or subject to delay, to legal proceedings and possible realized loss to the Portfolio.
27

Notes to Financial Statements (continued)
(M) Securities Lending. In order to realize additional income, the Portfolio may engage in securities lending, subject to the limitations set forth in the 1940 Act and relevant guidance by the staff of the Securities and Exchange Commission (“SEC”). If the Portfolio engages in securities lending, the Portfolio will lend through its custodian, JPMorgan Chase Bank, N.A., ("JPMorgan"), acting as securities lending agent on behalf of the Portfolio. Under the current arrangement, JPMorgan will manage the Portfolio's collateral in accordance with the securities lending agency agreement between the Portfolio and JPMorgan, and indemnify the Portfolio against counterparty risk. The loans will be collateralized by cash (which may be invested in a money market fund) and/or non-cash collateral (which may include U.S. Treasury securities and/or U.S. government agency securities issued or guaranteed by the United States government or its agencies or instrumentalities) at least equal at all times to the market value of the securities loaned. Non-cash collateral held at year end is segregated and cannot be transferred by the Portfolio. The Portfolio bears the risk of delay in recovery of, or loss of rights in, the securities loaned. The Portfolio may also record a realized gain or loss on securities deemed sold due to a borrower’s inability to return securities on loan. The Portfolio bears the risk of any loss on investment of cash collateral. The Portfolio will receive compensation for lending its securities in the form of fees or it will retain a portion of interest earned on the investment of any cash collateral. The Portfolio will also continue to receive interest and dividends on the securities loaned and any gain or loss in the market price of the securities loaned that may occur during the term of the loan will be for the account of the Portfolio. Income earned from securities lending activities, if any, is reflected in the Statement of Operations.
(N) Dollar Rolls. The Portfolio may enter into dollar roll transactions in which it sells mortgage-backed securities ("MBS") from its portfolio to a counterparty from whom it simultaneously agrees to buy a similar security on a delayed delivery basis. The Portfolio generally transfers MBS where the MBS are "to be announced," therefore, the Portfolio accounts for these transactions as purchases and sales.
When accounted for as purchase and sales, the securities sold in connection with the dollar rolls are removed from the portfolio and a realized gain or loss is recognized. The securities the Portfolio has agreed to acquire are included at market value in the Portfolio of Investments and liabilities for such purchase commitments are included as payables for investments purchased. During the roll period, the Portfolio foregoes principal and interest paid on the securities. The Portfolio is compensated by the difference between the current sales price and the forward price for the future as well as by the earnings on the cash proceeds of the initial sale. Dollar rolls may be renewed without physical delivery of the securities subject to the contract. Dollar roll transactions involve certain risks, including the risk that the securities returned to the Portfolio at the end of the roll period, while substantially similar, could be inferior to what was initially sold to the counterparty.
(O) Options Contracts. The Portfolio may write call and put options on securities and financial derivative instruments it owns or in which it may invest. Writing put options tends to increase the Portfolio’s exposure to the underlying instrument. Writing call options tends to decrease the Portfolio’s exposure to the underlying instrument. When the Portfolio writes a call or put, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. These liabilities are reflected as written options outstanding on the Statement of Assets and Liabilities. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying futures, swaps, security or currency transaction to determine the realized gain or loss. Certain options may be written with premiums to be determined on a future date. Entering into options contracts involves leverage risk, liquidity risk, counterparty risk, market risk, operational risk and legal risk. The Portfolio, as a writer of an option, has no control over whether the underlying instrument may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the instrument underlying the written option. There is the risk the Portfolio may not be able to enter into a closing transaction because of an illiquid market. Writing call options involves risk of loss in excess of the related amounts reflected in the Statement of Assets and Liabilities.
The Portfolio may also purchase put and call options. Purchasing call options tends to increase the Portfolio’s exposure to the underlying instrument. Alternatively, purchasing put options tends to decrease the Portfolio’s exposure to the underlying instrument. The Portfolio pays a premium which is included on the Portfolio’s Statement of Assets and Liabilities as an investment and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain or loss when the underlying transaction is sold.
The Portfolio may purchase or write foreign currency options. Purchasing a foreign currency option gives the Portfolio the right, but not the obligation, to buy or sell a specified amount of the currency at a specified rate of exchange that may be exercised on or before the option’s expiration date. Writing a foreign currency option obligates the Portfolio to buy or sell a specified amount of foreign currency at a specified rate of exchange, and such option may be exercised on or before the option’s expiration date in exchange for an option premium. These options may be used as a short or long hedge against possible variations in foreign exchange rates or to gain exposure to foreign currencies. The risks associated with writing a foreign currency put option include the risk that the Portfolio may incur a loss if the value of the referenced foreign

28	NYLI VP PIMCO Real Return Portfolio

currency decreases and the option is exercised. The risks associated with writing a foreign currency call option include the risk that if the value of the referenced foreign currency increases, and if the option is exercised, the Portfolio must either acquire the referenced foreign currency at the then higher price for delivery or, if the Portfolio already owns the referenced foreign currency, forego the opportunity for profit with respect to such foreign currency.
The Portfolio may purchase or write option on exchanged-traded futures contracts (“Futures Option”) to hedge an existing position or futures investment, for speculative purposes or to manage exposure to market movements. A Futures Option is an option contract in which the underlying instrument is a single futures contract.
The Portfolio may purchase or write inflation-capped options to enhance returns or for hedging opportunities. An inflation-capped option pays out if inflation exceeds a certain level over a specified period of time. The purpose of purchasing inflation-capped options is to protect the Portfolio from inflation erosion above a certain rate on a given notional exposure. When the Portfolio writes an inflation-capped option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written.
(P) Interest Rate and Credit Default Swaptions. The Portfolio may enter into interest rate or credit default swaption agreements. A swaption is an option to enter into a pre-defined swap agreement at a specified date in the future. The writer of the swaption becomes the counterparty to the swap if the buyer exercises. The interest rate swaption agreement will specify whether the buyer of the swaption will be a fixed-rate receiver or a fixed rate buyer. The credit default swaption agreement will specify whether the buyer of the swaption will be buying protection or selling protection.
(Q) Sale-Buybacks.  The Portfolio may enter into financing transactions referred to as ‘sale-buybacks’ in accordance with Rule 18f-4 under the 1940 Act. A sale-buyback transaction consists of a sale of a security by the Portfolio to a financial institution, the counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed-upon price and date. The Portfolio is not entitled to receive principal and interest payments, if any, made on the security sold to the counterparty during the term of the agreement. The agreed-upon proceeds for securities to be repurchased by the Portfolio are reflected as a liability on the Statement of Assets and Liabilities. The Portfolio will recognize net income represented by the price differential between the price received for the transferred security and the agreed-upon repurchase price. This is commonly referred to as the “price drop”. A price drop consists of (i) the foregone interest and inflationary income adjustments, if any, the Portfolio would have otherwise received had the security not been sold and (ii) the negotiated financing terms between the Portfolio and counterparty. Foregone interest and inflationary income adjustments, if any, are recorded as components of interest income on the Statement of Operations. Interest payments based upon negotiated financing terms made by the Portfolio to counterparties are recorded as a component of interest expense on the Statement of
Operations. In periods of increased demand for the security, the Portfolio may receive a fee for use of the security by the counterparty, which may result in interest income to the Portfolio.
(R) Treasury Inflation-Protected Securities.  The Portfolio invests in Treasury Inflation-Protected Securities (“TIPS”) which are specially structured bonds in which the principal amount is adjusted to keep pace with inflation. The inflation (deflation) adjustment is applied to the principal of each bond on a monthly basis and is accounted for as interest income on the Statement of Operations. TIPS are subject to interest rate risk.
(S) Debt and Foreign Securities Risk.  The ability of issuers of debt securities held by the Portfolio to meet their obligations may be affected by, among other things, economic or political developments in a specific country, industry or region. Debt securities are also subject to the risks associated with changes in interest rates.
The Portfolio primarily invests in high yield debt securities (commonly referred to as “junk bonds”), which are considered speculative because they present a greater risk of loss, including default, than higher rated debt securities. These securities pay investors a premium—a higher interest rate or yield than investment grade debt securities—because of the increased risk of loss. These securities can also be subject to greater price volatility. In times of unusual or adverse market, economic or political conditions, these securities may experience higher than normal default rates.
Investments in the Portfolio are not guaranteed, even though some of the Portfolio’s underlying investments are guaranteed by the U.S. government or its agencies or instrumentalities. The principal risk of mortgage-related and asset-backed securities is that the underlying debt may be prepaid ahead of schedule, if interest rates fall, thereby reducing the value of the Portfolio’s investment. If interest rates rise, less of the debt may be prepaid and the Portfolio may lose money because the Portfolio may be unable to invest in higher yielding assets. The Portfolio is subject to interest-rate risk and can lose principal value when interest rates rise. Bonds are also subject to credit risk, in which the bond issuer may fail to pay interest and principal in a timely manner.
The Portfolio may invest in foreign debt securities, which carry certain risks that are in addition to the usual risks inherent in domestic debt securities. Foreign regulatory regimes and securities markets can have less stringent investor protections and disclosure standards and less liquid trading markets than U.S. regulatory regimes and securities markets, and can experience political, social and economic developments that may affect the value of investments in foreign securities. These risks include those resulting from currency fluctuations, future adverse political or economic developments and possible imposition of currency exchange blockages or other foreign governmental laws or restrictions. Economic sanctions and other similar governmental actions or developments could, among other things, effectively restrict or eliminate the Portfolio's ability to purchase or sell certain foreign securities or groups of foreign securities, and thus may make the Portfolio’s investments in such
29

Notes to Financial Statements (continued)
securities less liquid or more difficult to value. These risks are likely to be greater in emerging markets than in developed markets. The ability of issuers of debt securities held by the Portfolio to meet their obligations may be affected by, among other things, economic or political developments in a specific country, industry or region.
(T) Counterparty Credit Risk.  In order to better define its contractual rights and to secure rights that will help the Portfolio mitigate its counterparty risk, the Portfolio may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its counterparties. An ISDA Master Agreement is a bilateral agreement between the Portfolio and a counterparty that governs certain OTC derivatives and typically contains collateral posting terms and netting provisions. Under an ISDA Master Agreement, the Portfolio may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/ or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. Bankruptcy or insolvency laws of a particular jurisdiction may restrict or prohibit the right of offset in bankruptcy, insolvency or other events. In addition, certain ISDA Master Agreements may contain provisions for early termination of OTC derivative transactions in the event the net assets of the Portfolio decline below specific levels or if the Portfolio fails to meet the terms of its ISDA Master Agreements. The result would cause the Portfolio to accelerate payment of any net liability owed to the counterparty.
For financial reporting purposes, the Portfolio does not offset derivative assets and derivative liabilities that are subject to netting arrangements, if any, in the Statement of Assets and Liabilities.
(U) Indemnifications.  Under the Fund’s organizational documents, its officers and trustees are indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Portfolio enters into contracts with third-party service providers that contain a variety of representations and warranties and that may provide general indemnifications. The Portfolio's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio that have not yet occurred. The Manager believes that the risk of loss in connection with these potential indemnification obligations is remote. However, there can be no assurance that material liabilities related to such obligations will not arise in the future, which could adversely impact the Portfolio.
(V) Quantitative Disclosure of Derivative Holdings. The following tables show additional disclosures related to the Portfolio's derivative and hedging activities, including how such activities are accounted for and their effect on the Portfolio's financial positions, performance and cash flows.
The Portfolio wrote or purchased options to enhance returns or to hedge an existing position or future investment.
The Portfolio entered into futures contracts to manage its exposure to the securities markets or to movements in interest rates and currency values.
The Portfolio entered into total return swap contracts to seek to enhance returns or reduce the risk of loss by hedging certain of the Portfolio's holdings. These derivatives are not accounted for as hedging instruments.
The Portfolio utilizes interest rate and inflation swap agreements to manage its exposure to interest rate and inflation risk.
The Portfolio entered into foreign currency forward contracts to to hedge the currency exposure associated with some or all of the Portfolio's securities or as a part of an investment strategy.

Fair value of derivative instruments as of December 31, 2024:
Asset Derivatives	Foreign Exchange Contracts Risk	Interest Rate Contracts Risk	Total
Futures Contracts - Net Assets—Net unrealized appreciation on futures contracts (a)	$—	$1,441,764	$1,441,764
Centrally Cleared Swap Contracts - Net Assets—Net unrealized appreciation on swap contracts (b)	—	4,256,976	4,256,976
Forward Contracts - Unrealized appreciation on foreign currency forward contracts	1,097,965	—	1,097,965
Total Fair Value	$1,097,965	$5,698,740	$6,796,705

(a)	Includes cumulative appreciation (depreciation) of futures contracts as reported in the Portfolio of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
(b)	Includes cumulative appreciation (depreciation) of centrally cleared swap agreements as reported in the Portfolio of Investments. Only the current day’s variation margin is reported within the Statement of Assets and Liabilities.

30	NYLI VP PIMCO Real Return Portfolio

Liability Derivatives	Foreign Exchange Contracts Risk	Interest Rate Contracts Risk	Total
Written Options - Investments in written options, at value	$—	$(505,984)	$(505,984)
Futures Contracts - Net Assets—Net unrealized depreciation on futures contracts (a)	—	(982,979)	(982,979)
OTC Swap Contracts - Unrealized depreciation on OTC swap contracts	—	(899,668)	(899,668)
Centrally Cleared Swap Contracts - Net Assets—Net unrealized depreciation on swap contracts (b)	—	(2,897,251)	(2,897,251)
Forward Contracts - Unrealized depreciation on foreign currency forward contracts	(21,174)	—	(21,174)
Total Fair Value	$(21,174)	$(5,285,882)	$(5,307,056)

(a)	Includes cumulative appreciation (depreciation) of futures contracts as reported in the Portfolio of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
(b)	Includes cumulative appreciation (depreciation) of centrally cleared swap agreements as reported in the Portfolio of Investments. Only the current day’s variation margin is reported within the Statement of Assets and Liabilities.
The effect of derivative instruments on the Statement of Operations for the year ended December 31, 2024:
Net Realized Gain (Loss) from:	Foreign Exchange Contracts Risk	Interest Rate Contracts Risk	Total
Written Option Transactions	$—	$648,335	$648,335
Futures Transactions	—	485,131	485,131
Swap Transactions	—	2,956,817	2,956,817
Forward Transactions	2,947,787	—	2,947,787
Total Net Realized Gain (Loss)	$2,947,787	$4,090,283	$7,038,070

Net Change in Unrealized Appreciation (Depreciation)	Foreign Exchange Contracts Risk	Interest Rate Contracts Risk	Total
Written Options	$—	$628,008	$628,008
Futures Contracts	—	2,386,062	2,386,062
Swap Contracts	—	(2,649,161)	(2,649,161)
Forward Contracts	1,750,229	—	1,750,229
Total Net Change in Unrealized Appreciation (Depreciation)	$1,750,229	$364,909	$2,115,138

Average Notional Amount	Total
Written Swaptions	$(62,666,667)
Written Inflation—Capped Options (a)	$(300,000)
Options on Futures Contracts (b)	$15,547
Futures Contracts Long	$85,932,749
Futures Contracts Short	$(168,207,305)
Swap Contracts Long	$348,947,813
Forward Contracts Long	$11,025,609
Forward Contracts Short	$(86,658,269)

(a)	Positions were open for four months during the reporting period.
(b)	Positions were open for six months during the reporting period.
(W) Borrowings and other financing transactions summary
31

Notes to Financial Statements (continued)
The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral (received)/pledged as of December 31, 2024:
Counterparty	Payable for Sale-Buyback Transactions	Total Borrowings and Other Financing Transactions	Collateral (Received)/ Pledged	Net Exposure (a)
Master Securities Forward Transaction Agreement
BofA Securities, Inc.	$(4,536,296)	$(4,536,296)	$4,536,601	$305
BNP Paribas S.A.	(407,238,077)	(407,238,077)	407,318,827	80,750
Total Borrowings and Other Financing Transactions	$(411,774,373)	$(411,774,373)	$411,855,428	$81,055
(a)	Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity.
Certain Transfers Accounted for as Secured Borrowings
Remaining Contractual Maturity of the Agreements
	Overnight and Continuous	Up to 30 days	31-90 days	Greater than 90 days	Total
Sale-Buyback Transactions
US Treasury Obligations	$—	$411,774,373	$—	$—	$411,774,373
Total Borrowings	$—	$411,774,373	$—	$—	$411,774,373
Payable for sale-buyback financing transactions					$411,774,373

Note 3–Fees and Related Party Transactions
(A) Manager and Subadvisor. New York Life Investments, a registered investment adviser and an indirect, wholly-owned subsidiary of New York Life, serves as the Portfolio’s Manager pursuant to an Amended and Restated Management Agreement (“Management Agreement”). The Manager provides offices, conducts clerical, recordkeeping and bookkeeping services, and keeps most of the financial and accounting records required to be maintained by the Portfolio. Except for the portion of salaries and expenses that are the responsibility of the Portfolio, the Manager pays the salaries and expenses of all personnel affiliated with the Portfolio and certain operational expenses of the Portfolio. The Portfolio reimburses New York Life Investments in an amount equal to the portion of the compensation of the Chief Compliance Officer attributable to the Portfolio. Pacific Investment Management Company LLC (“ PIMCO” or the “Subadvisor”), a registered investment adviser, serves as Subadvisor to the Portfolio and is responsible for the day-to-day portfolio management of the Portfolio. Pursuant to the terms of a Subadvisory Agreement between New York Life Investments and PIMCO, New York Life Investments pays for the services of the Subadvisor.
Pursuant to the Management Agreement, the Fund pays the Manager, on behalf of the Portfolio, a monthly fee for the services performed and the facilities furnished at an annual percentage of 0.50% of the Portfolio’s average daily net assets.
New York Life Investments has contractually agreed to waive fees and/or reimburse expenses so that the Total Annual Portfolio Operating Expenses (excluding taxes, interest, litigation, extraordinary expenses, brokerage and other transaction expenses relating to the purchase or sale of portfolio investments, and acquired (underlying) portfolio/fund fees and expenses) of Initial Class shares and Service Class shares do not exceed 0.53% and 0.78%, respectively, of the Portfolio's average daily net assets. This agreement will remain in effect until May 1, 2025, and shall renew automatically for one-year terms unless New York Life Investments provides written notice of termination prior to the start of the next term or upon approval of the Board.
During the year ended December 31, 2024, New York Life Investments earned fees from the Portfolio in the amount of $2,207,642 and waived fees and/or reimbursed expenses in the amount of $320,271 and paid the Subadvisor fees in the amount of $1,103,821.
JPMorgan provides sub-administration and sub-accounting services to the Portfolio pursuant to an agreement with New York Life Investments. These services include calculating the daily NAVs of the Portfolio, maintaining the general ledger and sub-ledger accounts for the calculation of the Portfolio's NAVs, and assisting New York Life Investments in conducting various aspects of the Portfolio's administrative operations. For providing these services to the Portfolio, JPMorgan is compensated by New York Life Investments.
Pursuant to an agreement between the Fund and New York Life Investments, New York Life Investments is responsible for providing or procuring certain regulatory reporting services for the Portfolio. The Portfolio will reimburse New York Life Investments for the actual costs incurred by New York Life Investments in connection with providing or procuring these services for the Portfolio.

32	NYLI VP PIMCO Real Return Portfolio

(B) Distribution and Service Fees.  The Fund, on behalf of the Portfolio, has entered into a distribution agreement with NYLIFE Distributors LLC (the “Distributor”), an affiliate of New York Life Investments. The Portfolio has adopted a distribution plan (the “Plan”) in accordance with the provisions of Rule 12b-1 under the 1940 Act. Under the Plan, the Distributor has agreed to provide, through its affiliates or independent third parties, various distribution-related, shareholder and administrative support services to the Service Class shareholders. For its services, the Distributor is entitled to a combined distribution and service fee accrued daily and paid monthly at an annual rate of 0.25% of the average daily net assets attributable to the Service Class shares of the Portfolio.
Note 4-Federal Income Tax
As of December 31, 2024, the cost and unrealized appreciation (depreciation) of the Portfolio’s investment portfolio, including applicable derivative contracts and other financial instruments, as determined on a federal income tax basis, were as follows:
	Federal Tax Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Investments in Securities	$852,056,674	$279,433	$(121,230,326)	$(120,950,893)
As of December 31, 2024, the components of accumulated gain (loss) on a tax basis were as follows:
Ordinary Income	Accumulated Capital and Other Gain (Loss)	Other Temporary Differences	Unrealized Appreciation (Depreciation)	Total Accumulated Gain (Loss)
$20,429,410	$(25,062,856)	$—	$(120,964,783)	$(125,598,229)
The difference between book-basis and tax-basis unrealized appreciation (depreciation) is primarily due to wash sales adjustments, cumulative bond amortization adjustment, cumulative mark to market of swaps, mark to market of forwards contract and mark to market of futures contracts.
As of December 31, 2024, for federal income tax purposes, capital loss carryforwards of $25,062,856, as shown in the table below, were available to the extent provided by the regulations to offset future realized gains of the Portfolio. Accordingly, no capital gains distributions are expected to be paid to shareholders until net gains have been realized in excess of such amounts.
Capital Loss Available Through	Short-Term Capital Loss Amounts (000’s)	Long-Term Capital Loss Amounts (000’s)
Unlimited	$7,985	$17,078
During the years ended December 31, 2024 and December 31, 2023, the tax character of distributions paid as reflected in the Statements of Changes in Net Assets was as follows:
	2024	2023
Distributions paid from:
Ordinary Income	$14,949,802	$40,994,047
Note 5–Custodian
JPMorgan is the custodian of cash and securities held by the Portfolio. Custodial fees are charged to the Portfolio based on the Portfolio's net assets and/or the market value of securities held by the Portfolio and the number of certain transactions incurred by the Portfolio.
Note 6–Line of Credit
The Portfolio and certain other funds managed by New York Life Investments maintain a line of credit with a syndicate of banks in order to secure a source of funds for temporary purposes to meet unanticipated or excessive redemption requests.
Effective July 23, 2024, under the credit agreement (the “Credit Agreement”), the aggregate commitment amount is $600,000,000 with an additional uncommitted amount of $100,000,000. The commitment fee is an annual rate of 0.15% of the average commitment amount payable quarterly, regardless of usage, to JPMorgan, who serves as the agent to the syndicate. The commitment fee is allocated among the Portfolio and certain other funds managed by New York Life Investments based upon their respective net assets and other factors. Interest on any revolving credit loan is charged based upon the Federal Funds Rate, Daily Simple SOFR + 0.10%, or the Overnight Bank Funding Rate, whichever is higher. The Credit Agreement expires on July 22, 2025, although the Portfolio, certain other funds managed by New York Life Investments and the syndicate of banks may renew the Credit Agreement for an additional year on the same or different terms or enter into a credit agreement with a different syndicate of banks. Prior to July 23, 2024, the aggregate commitment amount and the commitment fee were the same as those under the current Credit Agreement. During the year ended December 31, 2024, there were no borrowings made or outstanding with respect to the Portfolio under the Credit Agreement.
Note 7–Interfund Lending Program
Pursuant to an exemptive order issued by the SEC, the Portfolio, along with certain other funds managed by New York Life Investments, may participate in an interfund lending program. The interfund lending program provides an alternative credit facility that permits the Portfolio and certain other funds managed by New York Life Investments to lend or borrow money for temporary purposes directly to or from one another, subject to the conditions of the exemptive order. During the year ended December 31, 2024, there were no interfund loans made or outstanding with respect to the Portfolio.
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Notes to Financial Statements (continued)
Note 8–Purchases and Sales of Securities (in 000’s)
During the year ended December 31, 2024, purchases and sales of U.S. government securities were $136,264 and $120,309, respectively. Purchases and sales of securities, other than U.S. government securities and short-term securities, were $648,067 and $652,510, respectively.
Note 9–Capital Share Transactions
Transactions in capital shares for the years ended December 31, 2024 and December 31, 2023, were as follows:
Initial Class	Shares	Amount
Year ended December 31, 2024:
Shares sold	1,791,422	$13,933,729
Shares issued to shareholders in reinvestment of distributions	409,356	3,205,136
Shares redeemed	(8,284,881)	(64,198,199)
Net increase (decrease)	(6,084,103)	$(47,059,334)
Year ended December 31, 2023:
Shares sold	2,958,161	$24,393,797
Shares issued to shareholders in reinvestment of distributions	1,535,125	11,335,518
Shares redeemed	(1,758,214)	(14,244,076)
Net increase (decrease)	2,735,072	$21,485,239

Service Class	Shares	Amount
Year ended December 31, 2024:
Shares sold	3,816,930	$29,653,344
Shares issued to shareholders in reinvestment of distributions	1,502,913	11,744,666
Shares redeemed	(7,204,367)	(56,265,289)
Net increase (decrease)	(1,884,524)	$(14,867,279)
Year ended December 31, 2023:
Shares sold	3,518,842	$28,729,074
Shares issued to shareholders in reinvestment of distributions	4,025,863	29,658,529
Shares redeemed	(8,539,375)	(68,809,993)
Net increase (decrease)	(994,670)	$(10,422,390)
Note 10–Recent Accounting Pronouncement
In December 2023, the FASB issued Accounting Standard Update No. 2023-09, Income Taxes (ASC 740) Improvements to Income Tax Disclosures (“ASU 2023-09”). The primary purpose of the amendments within ASU 2023-09 is to enhance the transparency and decision usefulness of income tax disclosures primarily related to the rate reconciliation table and income taxes paid information. The amendments in ASU 2023-09 require that public business entities on an annual basis (1) disclose specific categories in the rate reconciliation and (2) provide additional information for reconciling items that meet a quantitative threshold. In addition, the amendments in this ASU 2023-09 require that all entities disclose on an annual basis taxes paid disaggregated by; federal, state, foreign, and jurisdiction (when income taxes paid is equal to or greater than five percent of total income taxes paid). The amendments in ASU 2023-09 are effective for public business entities beginning after December 15, 2024. Early adoption is permitted for annual financial statements that have not yet been issued or made available for issuance. The amendments in ASU 2023-09 should be applied on a prospective basis. Retrospective application is permitted. Management is currently assessing the impact this standard will have on our financial statements as well as the method by which we will adopt the new standard. The Adviser does not expect the guidance to have a material impact to the Portfolio.
Note 11–Subsequent Events
In connection with the preparation of the financial statements of the Portfolio for the year ended December 31, 2024, events and transactions subsequent to December 31, 2024, through the date the financial statements were issued, have been evaluated by the Manager for possible adjustment and/or disclosure. No subsequent events requiring financial statement adjustment or disclosure have been identified.

34	NYLI VP PIMCO Real Return Portfolio

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of  New York Life Investments VP Funds Trust (formerly known as MainStay VP Funds Trust)  and Shareholders of NYLI VP PIMCO Real Return Portfolio (formerly known as MainStay VP PIMCO Real Return Portfolio)
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of NYLI VP PIMCO Real Return Portfolio (one of the portfolios constituting New York Life Investments VP Funds Trust, referred to hereafter as the “Portfolio”) as of December 31, 2024, the related statements of operations and cash flows for the year ended December 31, 2024, the statements of changes in net assets for each of the two years in the period ended December 31, 2024, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2024 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Portfolio as of December 31, 2024, the results of its operations and its cash flows for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2024 and the financial highlights for each of the five years in the period ended December 31, 2024 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Portfolio’s management. Our responsibility is to express an opinion on the Portfolio’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Portfolio in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2024 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
New York, New York
February 21, 2025
We have served as the auditor of one or more investment companies in the New York Life Investments group of funds since 1984.
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Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
Included in the Statement of Operations within the Portfolio’s Financial Statements.
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Statement Regarding Basis for Approval of Investment Advisory Agreement and Subadvisory Agreement
The continuation of the Management Agreement with respect to each series (“Portfolio”) of the New York Life Investments VP Funds Trust (“Trust”) and New York Life Investment Management LLC (“New York Life Investments”) and each of the Subadvisory Agreements between New York Life Investments and each of American Century Investment Management, Inc., Brown Advisory LLC, Candriam, CBRE Investment Management Listed Real Assets LLC, Epoch Investment Partners, Inc., FIAM LLC, Janus Henderson Investors US LLC, MacKay Shields LLC, Newton Investment Management North America, LLC, NYL Investors LLC, Pacific Investment Management Company LLC, PineStone Asset Management Inc., Segall Bryant & Hamill, LLC, Wellington Management Company LLP and Winslow Capital Management, LLC (together, “Subadvisors”)1 with respect to the applicable Portfolio(s) (together, “Advisory Agreements”) is subject to annual review and approval by the Board of Trustees of the Trust (“Board”) in accordance with Section 15 of the Investment Company Act of 1940, as amended (“1940 Act”).  At its December 3–4, 2024 meeting, the Board, including the Trustees who are not an “interested person” (as such term is defined in the 1940 Act) of the Trust (“Independent Trustees”) voting separately, unanimously approved the continuation of each of the Advisory Agreements for each applicable Portfolio for a one-year period.
In reaching the decision to approve the continuation of each of the Advisory Agreements, the Board considered information and materials furnished by New York Life Investments and each Subadvisor in connection with an annual contract review process undertaken by the Board that took place at meetings of the Board and its Contracts Committee from September 2024 through December 2024, including information and materials furnished by New York Life Investments and each Subadvisor in response to requests prepared on behalf of the Board, and in consultation with the Independent Trustees, by independent legal counsel to the Independent Trustees, which encompassed a variety of topics, including those summarized below.  Information and materials requested by and furnished to the Board for consideration in connection with the contract review process included, among other items, reports on each Portfolio and “peer funds” prepared by Institutional Shareholder Services Inc. (“ISS”), an independent third-party service provider engaged by the Board to report objectively on each Portfolio’s investment performance, management fee and total expenses.  The Board also considered information on the fees charged to other investment advisory clients of New York Life Investments and/or each applicable Subadvisor that follow investment strategies similar to those of each Portfolio, if any, and, when applicable, the rationale for differences in each Portfolio’s management and subadvisory fees, as applicable, and the fees charged to those other investment advisory clients.  In addition, the Board considered information regarding the legal standards and fiduciary obligations applicable to its consideration of the continuation of each of the Advisory Agreements.  The contract review process, including the structure and format for information and materials provided to the Board, has been developed in consultation with the Board.  The Independent
Trustees also met in executive sessions with their independent legal counsel and, for portions thereof, with senior management of New York Life Investments.
The Board’s deliberations with respect to the continuation of each of the Advisory Agreements reflect a year-long process, and the Board also took into account information furnished to the Board and its Committees throughout the year, as deemed relevant and appropriate by the Trustees, including, among other items, reports on investment performance of each Portfolio and investment-related matters for each Portfolio as well as presentations from New York Life Investments and, generally annually, personnel of each Subadvisor.  In addition, the Board took into account other information provided by New York Life Investments throughout the year, including, among other items, periodic reports on legal and compliance matters, risk management, portfolio turnover, brokerage commissions and non-advisory services provided to each Portfolio by New York Life Investments, as deemed relevant and appropriate by the Trustees.
In addition to information provided to the Board throughout the year, the Board received information in connection with its June 2024 meeting provided specifically in response to requests prepared on behalf of the Board, and in consultation with the Independent Trustees, by independent legal counsel to the Independent Trustees regarding each Portfolio’s distribution arrangements.  In addition, the Board received information regarding each Portfolio’s asset levels, share purchase and redemption activity and the payment of Rule 12b-1 and/or certain other fees by the applicable share class(es) of each applicable Portfolio, among other information.
In considering the continuation of each of the Advisory Agreements, the Trustees reviewed and evaluated the information and factors they believed to reasonably be necessary and appropriate in light of legal advice furnished to them by independent legal counsel to the Independent Trustees and through the exercise of their own business judgment.  Although individual Trustees may have weighed certain factors or information differently and the Board did not consider any single factor or information controlling in reaching its decision, the factors that figured prominently in the Board’s consideration of the continuation of each of the Advisory Agreements with respect to each applicable Portfolio are summarized in more detail below and include, among other factors: (i) the nature, extent and quality of the services provided to the Portfolio by New York Life Investments and the Subadvisor(s), if applicable; (ii) the qualifications of the portfolio manager(s) of the Portfolio and the historical investment performance of the Portfolio, New York Life Investments and, if applicable, the Subadvisor(s); (iii) the costs of the services provided, and profits realized, by New York Life Investments and the Subadvisor(s), if applicable, with respect to their relationships with the Portfolio; (iv) the extent to which economies of scale have been realized or may be realized if the Portfolio grows and the extent to which any economies of scale have been shared, have benefited or may benefit the Portfolio’s

37

shareholders; and (v) the reasonableness of the Portfolio’s management and, if applicable, subadvisory fees and total ordinary operating expenses.  Although the Board recognized that comparisons between each Portfolio’s fees and expenses and those of other funds are imprecise given different terms of agreements, variations in fund strategies and other factors, the Board considered the reasonableness of each Portfolio’s management fee and total ordinary operating expenses as compared to peer funds identified by ISS.  Throughout their considerations, the Trustees acknowledged the commitment of New York Life Investments and its affiliates to serve the New York Life Investments Group of Funds, as well as their capacity, experience, resources, financial stability and reputations.  The Trustees also acknowledged the entrepreneurial and other risks assumed by New York Life Investments in sponsoring and managing each Portfolio.  With respect to the Subadvisory Agreements, the Board took into account New York Life Investments’ recommendation to approve the continuation of each of the Subadvisory Agreements.
The Trustees noted that, throughout the year, the Trustees are afforded an opportunity to ask questions of, and request additional information or materials from, New York Life Investments and each Subadvisor.  The Board’s decision with respect to each of the Advisory Agreements may have also been based, in part, on the Board’s knowledge of New York Life Investments and each Subadvisor resulting from, among other things, the Board’s consideration of each of the Advisory Agreements in prior years, the advisory agreements for other funds in the New York Life Investments Group of Funds, the Board’s review throughout the year of the performance and operations of other funds in the New York Life Investments Group of Funds and each Trustee’s business judgment and industry experience.  In addition to considering the above-referenced factors, the Board observed that in the marketplace, notably under variable life insurance policies and variable annuity contracts for which each Portfolio serves as an investment option, there are a range of investment options available to investors and that each Portfolio’s shareholders, having had the opportunity to consider other investment options, have invested in the Portfolio.
The factors that figured prominently in the Board’s decision to approve the continuation of each of the Advisory Agreements during the Board’s December 3-4, 2024 meeting are summarized in more detail below.  The Board considered on a Portfolio-by-Portfolio basis the factors and information deemed relevant and appropriate by the Trustees to evaluate the continuation of each of the Advisory Agreements, and the Board’s decision was made separately with respect to each Portfolio.
Nature, Extent and Quality of Services Provided by New York Life Investments and the Subadvisors
The Board examined the nature, extent and quality of the services that New York Life Investments provides to each Portfolio.  The Board evaluated New York Life Investments’ experience and capabilities in serving as manager of each Portfolio and considered that each Portfolio with one or more Subadvisors operates in a “manager-of-managers” structure.  The Board also considered New York Life Investments’
responsibilities and services provided pursuant to this structure, including overseeing the services provided by each Subadvisor, evaluating the performance of each Subadvisor, making recommendations to the Board as to whether each Subadvisory Agreement should be renewed, modified or terminated and periodically reporting to the Board regarding the results of New York Life Investments’ evaluation and monitoring functions.  The Board noted that New York Life Investments manages other mutual funds, serves a variety of other investment advisory clients, including other pooled investment vehicles, and has experience overseeing mutual fund service providers, including subadvisors.  The Board considered the experience of senior personnel at New York Life Investments providing management and administrative and other non-advisory services to each Portfolio.  The Board observed that New York Life Investments devotes significant resources and time to providing management and administrative and other non-advisory services to each Portfolio, including, for Portfolios with one or more Subadvisors, New York Life Investments’ oversight and due diligence reviews of each Subadvisor and ongoing analysis of, and interactions with, each Subadvisor with respect to, among other things, the applicable Portfolio’s or Portfolios’ investment performance and risks as well as each Subadvisor’s investment capabilities and subadvisory services with respect to the applicable Portfolio(s).
The Board also considered the range of services that New York Life Investments provides to each Portfolio under the terms of the Management Agreement, including: (i) fund accounting and ongoing supervisory services provided by New York Life Investments’ Fund Administration and Accounting Group; (ii) investment supervisory and analytical services provided by New York Life Investments’ Investment Consulting Group; (iii) compliance services provided by the Trust’s Chief Compliance Officer as well as New York Life Investments’ compliance department; (iv) legal services provided by New York Life Investments’ Office of the General Counsel; and (v) risk management monitoring and analysis by compliance and investment personnel.  In addition, the Board considered New York Life Investments’ willingness to invest in personnel and other resources, such as cyber security, information security and business continuity planning, that may benefit each Portfolio and noted that New York Life Investments is responsible for compensating the Trust’s officers, except for a portion of the salary of the Trust’s Chief Compliance Officer.  The Board recognized that New York Life Investments provides certain other non-advisory services to each Portfolio and has over time provided an increasingly broad array of non-advisory services to the New York Life Investments Group of Funds as a result of regulatory and other developments.
The Board also examined the range, and the nature, extent and quality, of the investment advisory services that New York Life Investments and each Subadvisor provides to the applicable Portfolio(s) and considered the terms of each of the Advisory Agreements.  The Board evaluated New York Life Investments’ and each Subadvisor’s experience and performance in serving as investment adviser or subadvisor, respectively, to the applicable Portfolio(s) and advising other portfolios and New York Life Investments’ and each Subadvisor’s track record and experience in
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providing investment advisory services as well as the experience of investment advisory and other senior personnel at New York Life Investments and each Subadvisor.  The Board considered New York Life Investments’ and each Subadvisor’s overall resources, legal and compliance environment, capabilities, reputation, financial condition and history.  In addition to information provided in connection with quarterly meetings with the Trust’s Chief Compliance Officer, the Board considered information regarding the compliance policies and procedures of New York Life Investments and each Subadvisor.  The Board also considered New York Life Investments’ and each Subadvisor’s ability to recruit and retain qualified investment professionals and willingness to invest in personnel and other resources that may benefit the applicable Portfolio(s).  In this regard, the Board considered the qualifications and experience of each Portfolio’s portfolio manager(s), the number of accounts managed by the portfolio manager(s) and the method for compensating the portfolio manager(s).
Because the NYLI VP Conservative Allocation Portfolio, NYLI VP Moderate Allocation Portfolio, NYLI VP Growth Allocation Portfolio and NYLI VP Equity Allocation Portfolio (together, the “Allocation Portfolios”) invest substantially all their assets in other funds advised by New York Life Investments or its affiliates, the Board considered information from New York Life Investments regarding the investment rationale and process for the allocation among and selection of the underlying funds in which the Allocation Portfolios invest.
In addition, the Board considered information provided by New York Life Investments and each Subadvisor regarding their respective business continuity and disaster recovery plans.
Based on these considerations, among others, the Board concluded that each Portfolio would likely continue to benefit from the nature, extent and quality of these services.
Investment Performance
In evaluating each Portfolio’s investment performance, the Board considered investment performance results over various periods in light of each Portfolio’s investment objective and strategies.  The Board considered investment reports on, and analysis of, each Portfolio’s performance provided to the Board throughout the year, including each Portfolio’s investment performance compared to each Portfolio’s relevant benchmark(s).  With respect to each of the NYLI VP Hedge Multi-Strategy Portfolio and the NYLI VP S&P 500 Index Portfolio, the Board also considered information regarding the Portfolio’s tracking error relative to its benchmark(s). The Board also considered information provided by ISS showing the investment performance of each Portfolio as compared to peer funds.
The Board also took into account its discussions with senior management at New York Life Investments concerning each Portfolio’s investment performance over various periods as well as discussions between a representative(s) of each Subadvisor and the members of the Board’s Investment Committee, which generally occur on an annual basis. The
Board also took into account the following considerations with respect to certain Portfolios:
1. In considering the investment performance of the NYLI VP American Century Sustainable Equity Portfolio, the Board noted that the Portfolio underperformed its peer funds for the one-, five- and ten-year periods ended July 31, 2024, and performed favorably relative to its peer funds for the three-year period ended July 31, 2024.  The Board considered its discussions with representatives from New York Life Investments and American Century Investment Management, Inc. regarding the Portfolio’s investment performance.
2. In considering the investment performance of the NYLI VP Balanced Portfolio, the Board noted that the Portfolio underperformed its peer funds for the one-year period ended July 31, 2024, performed in line with its peer funds for the five- and ten-year periods ended July 31, 2024, and performed favorably relative to its peer funds for the three-year period ended July 31, 2024.  The Board considered its discussions with representatives from New York Life Investments, NYL Investors LLC and Wellington Management Company LLP regarding the Portfolio’s investment performance.
3. In considering the investment performance of the NYLI VP Bond Portfolio, the Board noted that the Portfolio underperformed its peer funds for the three- and five-year periods ended July 31, 2024, and performed in line with its peer funds for the one- and ten-year periods ended July 31, 2024.  The Board considered its discussions with representatives from New York Life Investments and NYL Investors LLC regarding the Portfolio’s investment performance.
4. In considering the investment performance of the NYLI VP Candriam Emerging Markets Equity Portfolio, the Board noted that the Portfolio underperformed its peer funds for the three-, five- and ten-year periods ended July 31, 2024, and performed in line with its peer funds for the one-year period ended July 31, 2024.  The Board considered its discussions with representatives from New York Life Investments and Candriam regarding the Portfolio’s investment performance.
5. In considering the investment performance of the NYLI VP CBRE Global Infrastructure Portfolio, the Board noted that the Portfolio underperformed its peer funds for the five-year period ended July 31, 2024, and performed in line with its peer funds for the one- and three-year periods ended July 31, 2024.  The Board considered its discussions with representatives from New York Life Investments and CBRE Investment Management Listed Real Assets LLC regarding the Portfolio’s investment performance.
6. In considering the investment performance of the NYLI VP Hedge Multi-Strategy Portfolio, the Board noted that the Portfolio underperformed its peer funds for the three-, five- and ten-year periods ended July 31, 2024, and performed in line with its peer funds for the one-year period ended July 31, 2024.  The Board considered its discussions with representatives from New York Life Investments regarding the Portfolio’s investment performance.
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7. In considering the investment performance of the NYLI VP MacKay U.S. Infrastructure Bond Portfolio, the Board noted that the Portfolio underperformed its peer funds for the one-, five- and ten-year periods ended July 31, 2024, and performed favorably relative to its peer funds for the three-year period ended July 31, 2024.  The Board considered its discussions with representatives from New York Life Investments and MacKay Shields LLC regarding the Portfolio’s investment performance.
8. In considering the investment performance of the NYLI VP PineStone International Equity Portfolio, the Board noted that the Portfolio underperformed its peer funds for the one-, three-, five- and ten-year periods ended July 31, 2024.  The Board considered its discussions with representatives from New York Life Investments and PineStone Asset Management Inc. regarding the Portfolio’s investment performance.
9. With respect to the NYLI VP Schroders Mid Cap Opportunities Portfolio, the Board considered its discussions with representatives from New York Life Investments regarding the Portfolio’s investment performance and the Board’s approval of a new subadvisory agreement between New York Life Investments and Schroder Investment Management North America Inc. with respect to the Portfolio and approval to reposition the Portfolio, effective August 12, 2024.
10. In considering the investment performance of the NYLI VP Wellington Small Cap Portfolio, the Board noted that the Portfolio underperformed its peer funds for the three- and five-year periods ended July 31, 2024, and performed favorably relative to its peer funds for the one-year period ended July 31, 2024.  The Board considered its discussions with representatives from New York Life Investments and Wellington Management Company LLP regarding the Portfolio’s investment performance.
Based on these considerations, among others, the Board concluded that its review of each Portfolio’s investment performance and related information supported a determination to approve the continuation of each of the Advisory Agreements.
Costs of the Services Provided, and Profits and Other Benefits Realized, by New York Life Investments and the Subadvisors
Portfolios with Affiliated Subadvisors
The Board considered the costs of the services provided under each of the Advisory Agreements.  The Board also considered the profitability of New York Life Investments and its affiliates, including each Affiliated Subadvisor, due to their relationships with the applicable Portfolio(s) as well as of New York Life Investments and its affiliates due to their relationships with the New York Life Investments Group of Funds.  Because each Affiliated Subadvisor is an affiliate of New York Life Investments whose subadvisory fee is paid by New York Life Investments, not the applicable Portfolio(s), the Board considered cost and profitability information for New York Life Investments and each Affiliated Subadvisor in the aggregate.
In addition, the Board acknowledged the difficulty in obtaining reliable comparative data about mutual fund managers’ profitability because such information generally is not publicly available and may be impacted by numerous factors, including the structure of a fund manager’s organization, the types of funds it manages, the methodology used to allocate certain fixed costs to specific funds and the manager’s capital structure and costs of capital.
In evaluating the costs of the services provided by New York Life Investments and each Affiliated Subadvisor, and profitability of New York Life Investments and its affiliates, including each Affiliated Subadvisor, due to their relationships with the applicable Portfolio(s), the Board considered, among other factors, New York Life Investments’ and its affiliates’, including each Affiliated Subadvisor’s, continuing investments in, or willingness to invest in, personnel and other resources that may support and further enhance the management of such Portfolio(s), and that New York Life Investments is responsible for paying the subadvisory fee for such Portfolio(s).  The Board also considered the financial resources of New York Life Investments and each Affiliated Subadvisor and acknowledged that New York Life Investments and each Affiliated Subadvisor must be in a position to recruit and retain experienced professional personnel and to maintain a strong financial position for New York Life Investments and each Affiliated Subadvisor to continue to provide high-quality services to the applicable Portfolio(s).  The Board recognized that each Portfolio benefits from the allocation of certain fixed costs among the funds in the New York Life Investments Group of Funds, among other expected benefits resulting from its relationship with New York Life Investments.
The Board considered information regarding New York Life Investments’ methodology for calculating profitability and allocating costs provided by New York Life Investments in connection with the fund profitability analysis presented to the Board.  The Board concluded that New York Life Investments’ methods for allocating costs and procedures for estimating overall profitability of the relationship with the funds in the New York Life Investments Group of Funds were reasonable.  The Board recognized the difficulty in calculating and evaluating a manager’s profitability with respect to each Portfolio and considered that other profitability methodologies may also be reasonable.
The Board also considered certain fall-out benefits that may be realized by New York Life Investments and its affiliates, including each Affiliated Subadvisor, due to their relationships with the applicable Portfolio(s), including reputational and other indirect benefits.  The Board recognized, for example, the benefits to certain Affiliated Subadvisors from legally permitted “soft-dollar” arrangements by which brokers provide research and other services to each such Affiliated Subadvisor in exchange for commissions paid by the applicable Portfolio(s) with respect to trades in such Portfolio(s)’s portfolio securities.  In addition, except with respect to the NYLI VP U.S. Government Money Market Portfolio, the Board considered its review of the management agreement for a money market fund advised by New York Life Investments and an Affiliated Subadvisor that serves as an investment option for each Portfolio, including the potential rationale for and costs associated with investments in this money market fund by each Portfolio, if any, and considered information from New York Life Investments that the nature and type of specific
40

investment advisory services provided to this money market fund are distinct from, or in addition to, the investment advisory services provided to each Portfolio.  In addition, the Board considered the potential dividend received tax deduction for insurance company affiliates of New York Life Investments from each Portfolio’s securities lending activity.
The Board noted that each Portfolio serves as an investment option primarily under variable contracts issued by affiliates of New York Life Investments that would receive fees under those contracts.  The Board observed that, in addition to fees earned by New York Life Investments under the Management Agreement for managing each Portfolio, New York Life Investments’ affiliates also earn revenues from serving each Portfolio in various other capacities, including as each Portfolio’s distributor, and insurance companies affiliated with New York Life Investments would be entitled to receive fees from each applicable Portfolio under a distribution and service plan adopted pursuant to Rule 12b-1 under the 1940 Act.  The Board considered information about these other revenues in the context of the profitability of the relationship with each Portfolio to New York Life Investments and its affiliates.  The Board noted that, although it assessed the overall profitability of the relationship with each Portfolio to New York Life Investments and its affiliates as part of the contract review process, when considering the reasonableness of the fee paid to New York Life Investments under the Management Agreement, the Board considered the profitability of New York Life Investments’ relationship with each Portfolio on a pre-tax basis and without regard to distribution expenses incurred by New York Life Investments from its own resources.
After evaluating the information deemed relevant by the Trustees, the Board concluded that any profits realized by New York Life Investments and its affiliates, including each Affiliated Subadvisor, due to their relationships with the applicable Portfolio(s) were not excessive and other expected benefits that may accrue to New York Life Investments and its affiliates, including each Affiliated Subadvisor, are reasonable.
Portfolios with one or more Unaffiliated Subadvisors (except for the NYLI VP Dimensional U.S. Equity Portfolio and NYLI VP Schroders Mid Cap Opportunities Portfolio)
The Board considered the costs of the services provided under each of the Advisory Agreements.  The Board also considered the profitability of New York Life Investments and its affiliates and each Unaffiliated Subadvisor due to their relationships with the applicable Portfolio(s) as well as of New York Life Investments and its affiliates due to their relationships with the New York Life Investments Group of Funds.  With respect to the profitability of each Unaffiliated Subadvisor’s relationship with the applicable Portfolio(s), the Board considered information from New York Life Investments that each Unaffiliated Subadvisor’s subadvisory fee reflected an arm’s-length negotiation and that this fee is paid by New York Life Investments, not the applicable Portfolio(s), and the relevance of each Unaffiliated Subadvisor’s profitability was considered by the Trustees in that context.  On this basis, the Board primarily considered the costs and profitability for New York Life Investments and its affiliates with respect to the applicable Portfolio(s).
In addition, the Board acknowledged the difficulty in obtaining reliable comparative data about mutual fund managers’ profitability because such information generally is not publicly available and may be impacted by numerous factors, including the structure of a fund manager’s organization, the types of funds it manages, the methodology used to allocate certain fixed costs to specific funds and the manager’s capital structure and costs of capital.
In evaluating the costs of the services provided by New York Life Investments and each Unaffiliated Subadvisor, and profitability of New York Life Investments and its affiliates and each Unaffiliated Subadvisor due to their relationships with the applicable Portfolio(s), the Board considered, among other factors, New York Life Investments’ and its affiliates’ and each Unaffiliated Subadvisor’s continuing investments in, or willingness to invest in, personnel and other resources that may support and further enhance the management of such Portfolio(s), and that New York Life Investments is responsible for paying the subadvisory fee for such Portfolio(s).  The Board also considered the financial resources of New York Life Investments and each Unaffiliated Subadvisor and acknowledged that New York Life Investments and each Unaffiliated Subadvisor must be in a position to recruit and retain experienced professional personnel and to maintain a strong financial position for New York Life Investments and the Unaffiliated Subadvisor to continue to provide high-quality services to the applicable Portfolio(s).  The Board recognized that each Portfolio benefits from the allocation of certain fixed costs among the funds in the New York Life Investments Group of Funds, among other expected benefits resulting from its relationship with New York Life Investments.
The Board considered information regarding New York Life Investments’ methodology for calculating profitability and allocating costs provided by New York Life Investments in connection with the fund profitability analysis presented to the Board.  The Board concluded that New York Life Investments’ methods for allocating costs and procedures for estimating overall profitability of the relationship with the funds in the New York Life Investments Group of Funds were reasonable.  The Board recognized the difficulty in calculating and evaluating a manager’s profitability with respect to each Portfolio and considered that other profitability methodologies may also be reasonable.
The Board also considered certain fall-out benefits that may be realized by New York Life Investments and its affiliates and each Unaffiliated Subadvisor and its affiliates due to their relationships with the applicable Portfolio(s), including reputational and other indirect benefits.  The Board recognized, for example, the benefits to certain Unaffiliated Subadvisors from legally permitted “soft-dollar” arrangements by which brokers provide research and other services to each such Unaffiliated Subadvisor in exchange for commissions paid by the applicable Portfolio(s) with respect to trades in such Portfolio(s)’s portfolio securities.  In this regard, the Board also requested and considered information from New York Life Investments concerning other material business relationships between each Unaffiliated Subadvisor and its affiliates and New York Life Investments and its affiliates. The Board further considered the existence of a strategic partnership between New York Life Investments and each of
41

CBRE Investment Management Listed Real Assets LLC, Epoch Investment Partners, Inc., PineStone Asset Management Inc., Wellington Management Company LLP and Winslow Capital Management, LLC that relates to certain current and future products and represents a potential conflict of interest associated with New York Life Investments’ recommendation to approve the continuation of the applicable Subadvisory Agreements. In addition, the Board considered its review of the management agreement for a money market fund advised by New York Life Investments and an Affiliated Subadvisor that serves as an investment option for each Portfolio, including the potential rationale for and costs associated with investments in this money market fund by each Portfolio, if any, and considered information from New York Life Investments that the nature and type of specific investment advisory services provided to this money market fund are distinct from, or in addition to, the investment advisory services provided to each Portfolio.  In addition, the Board considered the potential dividend received tax deduction for insurance company affiliates of New York Life Investments from each Portfolio’s securities lending activity.
The Board noted that each Portfolio serves as an investment option primarily under variable contracts issued by affiliates of New York Life Investments that would receive fees under those contracts.  The Board observed that, in addition to fees earned by New York Life Investments under the Management Agreement for managing each Portfolio, New York Life Investments’ affiliates also earn revenues from serving each Portfolio in various other capacities, including as each Portfolio’s distributor, and insurance companies affiliated with New York Life Investments would be entitled to receive fees from each Portfolio under a distribution and service plan adopted pursuant to Rule 12b-1 under the 1940 Act.  The Board considered information about these other revenues in the context of the profitability of the relationship with each Portfolio to New York Life Investments and its affiliates.  The Board noted that, although it assessed the overall profitability of the relationship with each Portfolio to New York Life Investments and its affiliates as part of the contract review process, when considering the reasonableness of the fee paid to New York Life Investments under the Management Agreement, the Board considered the profitability of New York Life Investments’ relationship with each Portfolio on a pre-tax basis and without regard to distribution expenses incurred by New York Life Investments from its own resources.
After evaluating the information deemed relevant by the Trustees, the Board concluded that any profits realized by New York Life Investments and its affiliates due to their relationships with the applicable Portfolio(s) were not excessive, other expected benefits that may accrue to New York Life Investments and its affiliates are reasonable and other expected benefits that may accrue to each Unaffiliated Subadvisor and its affiliates are consistent with those expected for a subadvisor to a mutual fund.  With respect to each Unaffiliated Subadvisor, the Board considered that any profits realized by such Unaffiliated Subadvisor due to its relationship with the applicable Portfolio(s) are the result of arm’s-length negotiations between New York Life Investments and such Unaffiliated Subadvisor, acknowledging that any such profits are based on the subadvisory fee paid to such Unaffiliated Subadvisor by New York Life Investments, not the applicable Portfolio(s).
Allocation Portfolios, NYLI VP Dimensional U.S. Equity Portfolio, NYLI VP Hedge Multi-Strategy Portfolio, NYLI VP Schroders Mid Cap Opportunities Portfolio and NYLI VP S&P 500 Index Portfolio
The Board considered the costs of the services provided under the Management Agreement.  The Board also considered the profitability of New York Life Investments and its affiliates due to their relationships with each Portfolio as well as of New York Life Investments and its affiliates due to their relationships with the New York Life Investments Group of Funds.
In addition, the Board acknowledged the difficulty in obtaining reliable comparative data about mutual fund managers’ profitability because such information generally is not publicly available and may be impacted by numerous factors, including the structure of a fund manager’s organization, the types of funds it manages, the methodology used to allocate certain fixed costs to specific funds and the manager’s capital structure and costs of capital.
In evaluating the costs of the services provided by New York Life Investments, and profitability of New York Life Investments and its affiliates due to their relationships with each Portfolio, the Board considered, among other factors, New York Life Investments’ and its affiliates’ continuing investments in, or willingness to invest in, personnel and other resources that may support and further enhance the management of each Portfolio.  The Board also considered the financial resources of New York Life Investments and acknowledged that New York Life Investments must be in a position to recruit and retain experienced professional personnel and to maintain a strong financial position for New York Life Investments to continue to provide high-quality services to each Portfolio.  The Board recognized that each Portfolio benefits from the allocation of certain fixed costs among the funds in the New York Life Investments Group of Funds, among other expected benefits resulting from its relationship with New York Life Investments.
The Board considered information regarding New York Life Investments’ methodology for calculating profitability and allocating costs provided by New York Life Investments in connection with the fund profitability analysis presented to the Board.  The Board concluded that New York Life Investments’ methods for allocating costs and procedures for estimating overall profitability of the relationship with the funds in the New York Life Investments Group of Funds were reasonable.  The Board recognized the difficulty in calculating and evaluating a manager’s profitability with respect to each Portfolio and considered that other profitability methodologies may also be reasonable.
The Board also considered certain fall-out benefits that may be realized by New York Life Investments and its affiliates due to their relationships with each Portfolio, including reputational and other indirect benefits.  In addition, the Board considered its review of the management agreement for a money market fund advised by New York Life Investments and an Affiliated Subadvisor that serves as an investment option for each
42

Portfolio, including the potential rationale for and costs associated with investments in this money market fund by each Portfolio, if any, and considered information from New York Life Investments that the nature and type of specific investment advisory services provided to this money market fund are distinct from, or in addition to, the investment advisory services provided to each Portfolio.  In addition, the Board considered the potential dividend received tax deduction for insurance company affiliates of New York Life Investments from each Portfolio’s securities lending activity.
The Board noted that each Portfolio serves as an investment option primarily under variable contracts issued by affiliates of New York Life Investments that would receive fees under those contracts.  The Board observed that, in addition to fees earned by New York Life Investments under the Management Agreement for managing each Portfolio, New York Life Investments’ affiliates also earn revenues from serving each Portfolio in various other capacities, including as each Portfolio’s distributor, and insurance companies affiliated with New York Life Investments would be entitled to receive fees from each Portfolio under a distribution and service plan adopted pursuant to Rule 12b-1 under the 1940 Act.  The Board considered information about these other revenues in the context of the profitability of the relationship with each Portfolio to New York Life Investments and its affiliates.  The Board noted that, although it assessed the overall profitability of the relationship with each Portfolio to New York Life Investments and its affiliates as part of the contract review process, when considering the reasonableness of the fee paid to New York Life Investments under the Management Agreement, the Board considered the profitability of New York Life Investments’ relationship with each Portfolio on a pre-tax basis and without regard to distribution expenses incurred by New York Life Investments from its own resources.
The Board noted that the Allocation Portfolios do not pay a management fee for the allocation and other management services provided by New York Life Investments under the Management Agreement but that shareholders of the Allocation Portfolios indirectly pay their pro rata share of the fees and expenses of the underlying funds in which the Allocation Portfolios invest.  The Board considered that the Allocation Portfolios’ investments in underlying funds managed by New York Life Investments or its affiliates indirectly benefit New York Life Investments or its affiliates.  The Board noted that it considers the profits realized by New York Life Investments and its affiliates with respect to the underlying New York Life Investments Funds as part of the annual contract review process for those funds.
After evaluating the information deemed relevant by the Trustees, the Board concluded that any profits realized by New York Life Investments and its affiliates due to their relationships with each Portfolio were not excessive.
Management and Subadvisory Fees and Total Ordinary Operating Expenses
The Board evaluated the reasonableness of the fee paid under each of the Advisory Agreements and each Portfolio’s total ordinary operating expenses.  With respect to the management fee and subadvisory fee for each Portfolio with one of more Subadvisors, the Board primarily considered the reasonableness of the management fee paid by the Portfolio to New York Life Investments because the subadvisory fee paid to each Subadvisor is paid by New York Life Investments, not the Portfolio.  The Board also considered the reasonableness of the subadvisory fee paid by New York Life Investments and the amount of the management fee retained by New York Life Investments with respect to each Portfolio with one or more Subadvisors.
In assessing the reasonableness of each Portfolio’s fees and expenses, the Board primarily considered comparative data provided by ISS on the fees and expenses of similar mutual funds managed by other investment advisers.  The Board considered New York Life Investments’ process for monitoring and addressing potential conflicts of interest in the selection of underlying funds.  In addition, the Board considered information provided by New York Life Investments and each Subadvisor on fees charged to other investment advisory clients, including institutional separate accounts and/or other funds, that follow investment strategies similar to those of the applicable Portfolio(s), if any.  The Board considered the contractual management fee schedule for each Portfolio as compared to those for such other investment advisory clients, taking into account the rationale for differences in fee schedules.  The Board also took into account information provided by New York Life Investments about the more extensive scope of services provided to registered investment companies, such as each Portfolio, as compared with other investment advisory clients.  Additionally, the Board considered the impact of contractual breakpoints, voluntary waivers and/or expense limitation arrangements, as applicable, on each Portfolio’s net management fee and expenses.  The Board also considered that in proposing fees for each Portfolio, New York Life Investments considers the competitive marketplace for mutual funds.
The Board also took into account the following considerations with respect to certain Portfolios:
1. With respect to the NYLI VP CBRE Global Infrastructure Portfolio, the Board considered its discussions with representatives from New York Life Investments regarding the total net expenses paid by the Portfolio.
2. With respect to the NYLI VP Winslow Large Cap Growth Portfolio, the Board considered its discussions with representatives from New York Life Investments regarding the management fee paid by the Portfolio.
3. With respect to the NYLI VP Hedge Multi-Strategy Portfolio, the Board considered its discussions with representatives from New York Life Investments regarding the management fee paid by the Portfolio.
Because the Allocation Portfolios do not pay a management fee to New York Life Investments, the Board considered the reasonableness of fees and expenses the Allocation Portfolios indirectly pay by investing in underlying funds that charge a management fee.  Additionally, because the Allocation Portfolios invest substantially all their assets in other funds advised by New York Life Investments or its affiliates, the Board also considered information provided by New York Life Investments regarding the fees and expenses associated with the Allocation Portfolios’
43

investments in other funds, including New York Life Investments’ finding that the applicable Allocation Portfolio’s fees and expenses do not duplicate the fees and expenses of the corresponding acquired fund (when required by Rule 12d1-4 under the 1940 Act).   Because the NYLI VP Hedge Multi-Strategy Portfolio invests primarily in ETFs, the Board also considered information provided by New York Life Investments regarding the fees and expenses associated with the Portfolio’s investments in ETFs, including New York Life Investments’ finding that the Portfolio’s fees and expenses do not duplicate the fees and expenses of the corresponding acquired ETF (when required by Rule 12d1-4 under the 1940 Act).
Additionally, with respect to the NYLI VP MacKay Convertible Portfolio, the Board noted that NYLIM Service Company LLC, an affiliate of New York Life Investments, serves as the transfer agent and dividend disbursing agent for the Service Class and Service 2 Class Shares of the Portfolio but that the Service Class and Service 2 Class Shares do not incur any fees for these services.
The Board further noted that, in certain prior years, New York Life Investments had provided support to the NYLI VP Government U.S. Money Market Portfolio in the form of voluntary waivers and/or reimbursements of fees and expenses in order to maintain a positive yield.
Based on the factors outlined above, among other considerations, the Board concluded that each Portfolio’s management fee and total ordinary operating expenses are within a range that is competitive and support a conclusion that these fees and expenses are reasonable.
Economies of Scale
The Board considered information regarding economies of scale, including whether economies of scale may exist with respect to each Portfolio and whether each Portfolio’s management fee and expense structure permits economies of scale, if any, to be appropriately shared with each Portfolio’s shareholders.  The Board also considered a report from New York Life Investments, previously prepared at the request of the Board, that addressed economies of scale, including with respect to the mutual fund business generally, and the various ways in which the benefits of economies of scale may be shared with the funds in the New York Life Investments Group of Funds.  Although the Board recognized the difficulty of determining economies of scale with precision, the Board acknowledged that economies of scale may be shared with each Portfolio in a number of ways, including, for example, through the imposition of fee breakpoints, initially setting management fee rates at scale or making additional investments to enhance the services provided to each Portfolio.  The Board reviewed information from New York Life Investments showing how each Portfolio’s management fee schedule compared to fee schedules of other funds and accounts managed by New York Life Investments.  The Board also reviewed information from ISS showing how each Portfolio’s management fee schedule compared with fees paid for similar services by peer funds at varying asset levels.  The Board noted that the Allocation Portfolios do not pay a management fee and that the Board separately considers economies of scale as part of its review of the management agreements of underlying New York Life Investments Funds in which the Allocation Portfolios invest and the benefit of any breakpoints in the management fee schedules for the underlying New York Life Investments Funds would pass through to shareholders of the Allocation Portfolios at the specified levels of underlying New York Life Investments Fund assets.
Based on this information, the Board concluded that economies of scale, if any, are appropriately shared for the benefit of each Portfolio’s shareholders through the Portfolio’s management fee and expense structure and other methods to share benefits from economies of scale.
Conclusion
On the basis of the information and factors summarized above, among other information and factors deemed relevant by the Trustees, and the evaluation thereof on a Portfolio-by-Portfolio basis, the Board, including the Independent Trustees voting separately, unanimously voted to approve the continuation of each of the Advisory Agreements for each applicable Portfolio.
1    Candriam, MacKay Shields LLC and NYL Investors LLC are referred to herein as the “Affiliated Subadvisors.” American Century Investment Management, Inc., Brown Advisory LLC, CBRE Investment Management Listed Real Assets LLC, Epoch Investment Partners, Inc., FIAM LLC, Janus Henderson Investors US LLC, Newton Investment Management North America, LLC, Pacific Investment Management Company LLC, PineStone Asset Management Inc., Segall Bryant & Hamill, LLC, Wellington Management Company LLP and Winslow Capital Management, LLC are referred to herein as the “Unaffiliated Subadvisors.”
“New York Life Investments” is both a service mark, and the common trade name, of certain investment advisors affiliated with New York Life Insurance Company. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
44

NYLI VP Floating Rate Portfolio
(formerly known as MainStay VP Floating Rate Portfolio)

Annual Report - Financial Statements and Other Information
December 31, 2024

Portfolio of Investments December 31, 2024†^
	Principal Amount	Value
Long-Term Bonds 97.3%
Asset-Backed Securities 2.7%
Other Asset-Backed Securities 2.7%
720 East CLO IV Ltd. (a)(b)
Series 2024-1A, Class B
6.656% (3 Month SOFR + 2.00%), due 4/15/37	$ 525,000	$ 527,233
Series 2024-1A, Class D
8.506% (3 Month SOFR + 3.85%), due 4/15/37	1,250,000	1,275,840
720 East CLO VI Ltd. (a)(b)
Series 2024-3A, Class B
6.211% (3 Month SOFR + 1.65%), due 1/20/38	694,433	694,368
Series 2024-3A, Class D2
8.661% (3 Month SOFR + 4.10%), due 1/20/38	1,250,000	1,249,794
AIMCO CLO 16 Ltd.
Series 2021-16A, Class D2R
8.847% (3 Month SOFR + 4.20%), due 7/17/37 (a)(b)	1,937,500	1,961,678
AIMCO CLO 20 Ltd. (a)(b)
Series 2023-20A, Class B1
6.847% (3 Month SOFR + 2.20%), due 10/16/36	1,000,000	1,007,820
Series 2023-20A, Class D
8.647% (3 Month SOFR + 4.00%), due 10/16/36	848,215	860,543
Elmwood CLO 26 Ltd. (a)(b)
Series 2024-1A, Class B
6.632% (3 Month SOFR + 2.00%), due 4/18/37	1,500,000	1,512,414
Series 2024-1A, Class D
8.232% (3 Month SOFR + 3.60%), due 4/18/37	1,200,000	1,228,039
Elmwood CLO 35 Ltd. (a)(b)
Series 2024-11A, Class B
6.162% (3 Month SOFR + 1.65%), due 10/18/37	1,000,000	999,963
Series 2024-11A, Class D2
8.512% (3 Month SOFR + 4.00%), due 10/18/37	600,000	599,585
Empower CLO Ltd. (a)(b)
Series 2022-1A, Class BR
6.367% (3 Month SOFR + 1.75%), due 10/20/37	1,250,000	1,255,553
Series 2023-2A, Class B
7.406% (3 Month SOFR + 2.75%), due 7/15/36	1,250,000	1,259,520
	Principal Amount	Value

Other Asset-Backed Securities (continued)
Empower CLO Ltd. (a)(b) (continued)
Series 2022-1A, Class D1R
7.617% (3 Month SOFR + 3.00%), due 10/20/37	$ 1,250,000	$ 1,254,726
Series 2023-2A, Class D
10.056% (3 Month SOFR + 5.40%), due 7/15/36	1,250,000	1,276,606
Galaxy 32 CLO Ltd. (a)(b)
Series 2023-32A, Class B
6.917% (3 Month SOFR + 2.30%), due 10/20/36	1,000,000	1,005,492
Series 2023-32A, Class D
8.917% (3 Month SOFR + 4.30%), due 10/20/36	1,000,000	1,019,690
OHA Credit Funding 16 Ltd. (a)(b)
Series 2023-16A, Class B
6.867% (3 Month SOFR + 2.25%), due 10/20/36	1,000,000	1,008,076
Series 2023-16A, Class D
8.617% (3 Month SOFR + 4.00%), due 10/20/36	1,000,000	1,019,289
Palmer Square CLO Ltd. (a)(b)
Series 2024-1A, Class B
6.656% (3 Month SOFR + 2.00%), due 4/15/37	1,250,000	1,260,335
Series 2022-2A, Class D1R
7.617% (3 Month SOFR + 3.00%), due 7/20/37	625,000	627,619
Series 2021-4A, Class D
7.868% (3 Month SOFR + 3.212%), due 10/15/34	1,575,000	1,582,543
Series 2024-1A, Class D
8.056% (3 Month SOFR + 3.40%), due 4/15/37	1,250,000	1,272,325
Series 2022-2A, Class D2R
8.817% (3 Month SOFR + 4.20%), due 7/20/37	625,000	638,760
Sixth Street CLO XXIV Ltd. (a)(b)
Series 2024-24A, Class B
6.626% (3 Month SOFR + 2.00%), due 4/23/37	1,500,000	1,510,872
Series 2024-24A, Class D
8.226% (3 Month SOFR + 3.60%), due 4/23/37	1,500,000	1,530,804
Total Asset-Backed Securities (Cost $29,045,397)		29,439,487

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
3

Portfolio of Investments December 31, 2024†^ (continued)
	Principal Amount	Value
Corporate Bonds 7.9%
Aerospace & Defense 0.1%
Spirit AeroSystems, Inc.
9.375%, due 11/30/29 (a)	$ 250,000	$ 267,623
TransDigm, Inc.
7.125%, due 12/1/31 (a)	500,000	511,981
		779,604
Airlines 0.4%
JetBlue Airways Corp.
9.875%, due 9/20/31 (a)	2,200,000	2,337,252
United Airlines, Inc. (a)
4.375%, due 4/15/26	200,000	196,652
4.625%, due 4/15/29	600,000	570,472
VistaJet Malta Finance plc
9.50%, due 6/1/28 (a)	1,000,000	1,006,281
		4,110,657
Auto Manufacturers 0.4%
Ford Motor Co.
6.10%, due 8/19/32	2,100,000	2,089,836
Ford Motor Credit Co. LLC
7.35%, due 11/4/27	2,000,000	2,094,154
		4,183,990
Building Materials 0.5%
EMRLD Borrower LP
6.75%, due 7/15/31 (a)	990,000	996,760
Masterbrand, Inc.
7.00%, due 7/15/32 (a)	1,500,000	1,510,337
Miter Brands Acquisition Holdco, Inc.
6.75%, due 4/1/32 (a)	1,250,000	1,255,857
Wilsonart LLC
11.00%, due 8/15/32 (a)	2,000,000	1,960,353
		5,723,307
Chemicals 0.7%
ASP Unifrax Holdings, Inc.
7.10% (5.85% Cash and 1.25% PIK), due 9/30/29 (a)(c)	248,273	162,619
INEOS Finance plc
7.50%, due 4/15/29 (a)	1,250,000	1,279,527
INEOS Quattro Finance 2 plc
9.625%, due 3/15/29 (a)	1,000,000	1,055,960
NOVA Chemicals Corp.
7.00%, due 12/1/31 (a)	1,950,000	1,940,684
Olympus Water US Holding Corp. (a)
7.25%, due 6/15/31	1,220,000	1,239,203
9.75%, due 11/15/28	1,500,000	1,591,524
	Principal Amount	Value

Chemicals (continued)
SCIL IV LLC
5.375%, due 11/1/26 (a)	$ 350,000	$ 342,793
WR Grace Holdings LLC
5.625%, due 8/15/29 (a)	300,000	275,905
		7,888,215
Commercial Services 0.6%
Allied Universal Holdco LLC (a)
7.875%, due 2/15/31	950,000	970,981
9.75%, due 7/15/27	1,000,000	1,006,846
Avis Budget Car Rental LLC
8.00%, due 2/15/31 (a)	1,500,000	1,534,926
Champions Financing, Inc.
8.75%, due 2/15/29 (a)	1,350,000	1,316,539
Herc Holdings, Inc.
5.50%, due 7/15/27 (a)	850,000	839,139
Prime Security Services Borrower LLC
6.25%, due 1/15/28 (a)	1,000,000	994,504
		6,662,935
Computers 0.0% ‡
Amentum Holdings, Inc.
7.25%, due 8/1/32 (a)	340,000	342,573
Distribution & Wholesale 0.1%
OPENLANE, Inc.
5.125%, due 6/1/25 (a)	350,000	348,297
Velocity Vehicle Group LLC
8.00%, due 6/1/29 (a)	880,000	915,112
		1,263,409
Diversified Financial Services 0.6%
Azorra Finance Ltd.
7.75%, due 4/15/30 (a)	1,250,000	1,242,584
Focus Financial Partners LLC
6.75%, due 9/15/31 (a)	1,500,000	1,494,040
GGAM Finance Ltd. (a)
6.875%, due 4/15/29	560,000	567,053
7.75%, due 5/15/26	1,125,000	1,140,590
8.00%, due 2/15/27	750,000	773,592
Jane Street Group
7.125%, due 4/30/31 (a)	1,500,000	1,541,500
LD Holdings Group LLC
8.75%, due 11/1/27 (a)	169,000	162,342
		6,921,701
Electric 0.2%
Lightning Power LLC
7.25%, due 8/15/32 (a)	980,000	1,007,571

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
4	NYLI VP Floating Rate Portfolio

	Principal Amount	Value
Corporate Bonds (continued)
Electric (continued)
Vistra Operations Co. LLC
5.00%, due 7/31/27 (a)	$ 1,500,000	$ 1,471,790
		2,479,361
Engineering & Construction 0.1%
Brand Industrial Services, Inc.
10.375%, due 8/1/30 (a)	1,000,000	1,017,802
Entertainment 0.3%
Caesars Entertainment, Inc.
7.00%, due 2/15/30 (a)	1,410,000	1,436,155
Great Canadian Gaming Corp.
8.75%, due 11/15/29 (a)	1,000,000	1,023,539
Light & Wonder International, Inc.
7.00%, due 5/15/28 (a)	900,000	901,777
		3,361,471
Environmental Control 0.1%
GFL Environmental, Inc.
4.75%, due 6/15/29 (a)	1,000,000	960,347
Food 0.1%
Post Holdings, Inc.
5.50%, due 12/15/29 (a)	240,000	232,226
US Foods, Inc.
7.25%, due 1/15/32 (a)	250,000	258,729
		490,955
Forest Products & Paper 0.1%
Magnera Corp.
7.25%, due 11/15/31 (a)	750,000	732,188
Healthcare-Products 0.0% ‡
Medline Borrower LP
5.25%, due 10/1/29 (a)	200,000	193,013
Healthcare-Services 0.2%
Acadia Healthcare Co., Inc.
5.00%, due 4/15/29 (a)	120,000	112,242
Concentra Escrow Issuer Corp.
6.875%, due 7/15/32 (a)	1,000,000	1,020,960
Fortrea Holdings, Inc.
7.50%, due 7/1/30 (a)	360,000	360,597
LifePoint Health, Inc.
10.00%, due 6/1/32 (a)	1,000,000	1,016,747
		2,510,546
	Principal Amount	Value

Insurance 0.3%
Acrisure LLC (a)
8.25%, due 2/1/29	$ 550,000	$ 569,525
8.50%, due 6/15/29	1,050,000	1,094,199
Panther Escrow Issuer LLC
7.125%, due 6/1/31 (a)	2,000,000	2,019,989
		3,683,713
Internet 0.1%
Gen Digital, Inc.
6.75%, due 9/30/27 (a)	560,000	568,428
Iron & Steel 0.0% ‡
Carpenter Technology Corp.
6.375%, due 7/15/28	310,000	310,047
Lodging 0.0% ‡
Boyd Gaming Corp.
4.75%, due 12/1/27	400,000	386,717
Machinery-Diversified 0.1%
GrafTech Finance, Inc.
4.625%, due 12/23/29 (a)	220,000	177,210
GrafTech Global Enterprises, Inc.
9.875%, due 12/23/29 (a)	900,000	850,500
		1,027,710
Media 0.5%
Gray Television, Inc.
10.50%, due 7/15/29 (a)	1,040,000	1,039,929
Radiate Holdco LLC
4.50%, due 9/15/26 (a)	370,000	323,003
Univision Communications, Inc. (a)
6.625%, due 6/1/27	600,000	597,583
8.00%, due 8/15/28	2,113,000	2,151,290
8.50%, due 7/31/31	1,750,000	1,715,874
		5,827,679
Oil & Gas 0.3%
Civitas Resources, Inc.
8.625%, due 11/1/30 (a)	1,130,000	1,183,388
SM Energy Co. (a)
6.75%, due 8/1/29	900,000	890,881
7.00%, due 8/1/32	900,000	887,357
		2,961,626
Oil & Gas Services 0.1%
Star Holding LLC
8.75%, due 8/1/31 (a)	1,250,000	1,238,525
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
5

Portfolio of Investments December 31, 2024†^ (continued)
	Principal Amount	Value
Corporate Bonds (continued)
Packaging & Containers 0.5%
Ardagh Metal Packaging Finance USA LLC
4.00%, due 9/1/29 (a)	$ 400,000	$ 343,597
Clydesdale Acquisition Holdings, Inc. (a)
6.875%, due 1/15/30	714,000	718,831
8.75%, due 4/15/30	100,000	101,087
LABL, Inc.
8.625%, due 10/1/31 (a)	2,000,000	1,850,162
Mauser Packaging Solutions Holding Co.
7.875%, due 4/15/27 (a)	1,500,000	1,530,315
Trident TPI Holdings, Inc.
12.75%, due 12/31/28 (a)	790,000	871,442
		5,415,434
Pharmaceuticals 0.2%
Bausch Health Cos., Inc.
5.50%, due 11/1/25 (a)	300,000	292,557
Endo Finance Holdings, Inc.
8.50%, due 4/15/31 (a)	863,000	914,377
Organon & Co.
5.125%, due 4/30/31 (a)	600,000	539,286
		1,746,220
Pipelines 0.1%
Global Partners LP
8.25%, due 1/15/32 (a)	400,000	411,253
NGL Energy Operating LLC
8.125%, due 2/15/29 (a)	500,000	506,573
		917,826
Real Estate 0.1%
Anywhere Real Estate Group LLC
5.75%, due 1/15/29 (a)	1,330,000	1,063,528
Real Estate Investment Trusts 0.1%
Iron Mountain, Inc.
5.00%, due 7/15/28 (a)	350,000	338,317
RHP Hotel Properties LP
4.75%, due 10/15/27	300,000	290,213
7.25%, due 7/15/28 (a)	900,000	924,100
		1,552,630
Retail 0.2%
1011778 B.C. Unlimited Liability Co.
4.00%, due 10/15/30 (a)	1,040,000	930,111
	Principal Amount	Value

Retail (continued)
LBM Acquisition LLC
6.25%, due 1/15/29 (a)	$ 1,000,000	$ 919,822
		1,849,933
Software 0.3%
Clarivate Science Holdings Corp. (a)
3.875%, due 7/1/28	300,000	279,466
4.875%, due 7/1/29	300,000	279,663
Cloud Software Group, Inc.
8.25%, due 6/30/32 (a)	1,330,000	1,370,632
Rocket Software, Inc.
9.00%, due 11/28/28 (a)	1,500,000	1,553,373
		3,483,134
Telecommunications 0.4%
CommScope LLC
9.50%, due 12/15/31 (a)	997,000	1,033,500
Frontier Communications Holdings LLC
5.875%, due 10/15/27 (a)	280,000	279,112
Level 3 Financing, Inc.
10.50%, due 5/15/30 (a)	368,000	400,752
Telesat Canada
4.875%, due 6/1/27 (a)	600,000	334,087
Zegona Finance plc
8.625%, due 7/15/29 (a)	2,000,000	2,120,066
		4,167,517
Trucking & Leasing 0.1%
Fortress Transportation and Infrastructure Investors LLC
7.00%, due 6/15/32 (a)	1,150,000	1,172,667
Total Corporate Bonds (Cost $86,801,401)		86,995,408
Loan Assignments 86.7%
Aerospace & Defense 2.5%
Arcline FM Holdings LLC
First Lien 2024-2 New Term Loan
9.054% (3 Month SOFR + 4.50%), due 6/23/28 (b)	2,848,036	2,862,786
Asplundh Tree Expert LLC
First Lien 2021 Refinancing Term Loan
6.207% (1 Month SOFR + 1.75%), due 9/6/27 (b)	2,497,622	2,499,183

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
6	NYLI VP Floating Rate Portfolio

	Principal Amount	Value
Loan Assignments (continued)
Aerospace & Defense (continued)
Barnes Group, Inc.
First Lien 2024 Facility Term Loan B
6.857% (1 Month SOFR + 2.50%), due 8/30/30 (b)	$ 475,545	$ 475,644
Chromalloy Corp.
First Lien Term Loan
8.354% (3 Month SOFR + 3.75%), due 3/27/31 (b)	2,489,994	2,489,994
Cobham Ultra SeniorCo SARL
First Lien USD Facility Term Loan B
9.245% (6 Month SOFR + 3.75%), due 8/3/29 (b)	1,967,761	1,958,906
Dynasty Acquisition Co., Inc. (b)
First Lien Initial Term Loan B1
6.607% (1 Month SOFR + 2.25%), due 10/31/31	1,358,333	1,363,912
First Lien Initial Term Loan B2
6.607% (1 Month SOFR + 2.25%), due 10/31/31	516,667	518,789
Engineering Research and Consulting LLC
First Lien Term Loan B
9.514% (3 Month SOFR + 5.00%), due 8/15/31 (b)	1,600,000	1,584,000
GOAT Holdco LLC
First Lien Term Loan B
7.174% (1 Year SOFR + 3.00%), due 12/10/31 (b)	3,333,333	3,331,943
SkyMiles IP Ltd.
First Lien Initial Term Loan
8.367% (3 Month SOFR + 3.75%), due 10/20/27 (b)	988,209	1,004,576
TransDigm, Inc. (b)
First Lien Tranche Term Loan L
6.829% (3 Month SOFR + 2.50%), due 1/19/32	997,500	998,872
First Lien Facility Tranche Term Loan I
7.079% (3 Month SOFR + 2.75%), due 8/24/28	7,149,424	7,168,784
First Lien Tranche Term Loan K
7.079% (3 Month SOFR + 2.75%), due 3/22/30	1,384,867	1,388,462
		27,645,851
	Principal Amount	Value

Animal Food 0.2%
Alltech, Inc.
First Lien Term Loan B
8.471% (1 Month SOFR + 4.00%), due 10/13/28 (b)	$ 2,211,197	$ 2,220,179
Automobile 2.9%
American Auto Auction Group LLC
First Lien Tranche Term Loan B
9.014% (3 Month SOFR + 4.50%), due 12/30/27 (b)	2,622,163	2,636,367
Autokiniton US Holdings, Inc.
First Lien Term Loan B
8.471% (1 Month SOFR + 4.00%), due 4/6/28 (b)	2,966,197	2,944,568
Belron Finance US LLC
First Lien 2031 Dollar Incremental Term Loan
7.273% (3 Month SOFR + 2.75%), due 10/16/31 (b)	4,757,308	4,796,950
Clarios Global LP
First Lien 2024 Dollar Term Loan
6.857% (1 Month SOFR + 2.50%), due 5/6/30 (b)	3,420,000	3,434,963
First Brands Group LLC (b)
First Lien 2021 Term Loan
9.847% (3 Month SOFR + 5.00%), due 3/30/27	2,649,520	2,483,925
First Lien 2022-II Incremental Term Loan
9.847% (3 Month SOFR + 5.00%), due 3/30/27	2,785,463	2,607,889
Gates Global LLC (b)
First Lien Initial Dollar Term Loan B4
6.107% (1 Month SOFR + 1.75%), due 11/16/29	1,955,000	1,958,361
First Lien Initial Dollar Term Loan B5
6.107% (1 Month SOFR + 1.75%), due 6/4/31	4,488,750	4,496,605
Mavis Tire Express Services Topco Corp.
First Lien 2024-2 Incremental Term Loan
7.857% (1 Month SOFR + 3.50%), due 5/4/28 (b)	3,371,060	3,390,723
Wand NewCo 3, Inc.
First Lien Initial Term Loan
7.607% (1 Month SOFR + 3.25%), due 1/30/31 (b)	3,255,504	3,267,205
		32,017,556
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
7

Portfolio of Investments December 31, 2024†^ (continued)
	Principal Amount	Value
Loan Assignments (continued)
Banking 0.3%
Edelman Financial Engines Center LLC
First Lien Initial Term Loan
7.357% (1 Month SOFR + 3.00%), due 4/7/28 (b)	$ 3,606,954	$ 3,624,343
Beverage, Food & Tobacco 1.1%
8th Avenue Food & Provisions, Inc.
First Lien Term Loan
8.221% (1 Month SOFR + 3.75%), due 10/1/25 (b)	286,702	279,228
CHG PPC Parent LLC
First Lien 2021-1 US Term Loan
7.471% (1 Month SOFR + 3.00%), due 12/8/28 (b)	3,278,202	3,282,300
Clover Holdings 2 LLC
First Lien Initial Floating Rate Term Loan
8.428% (3 Month SOFR + 4.00%), due 12/9/31 (b)	2,651,515	2,678,030
Froneri International Ltd.
First Lien Facility Term Loan B4
6.357% (1 Month SOFR + 2.00%), due 9/29/31 (b)	1,421,887	1,420,703
Naked Juice LLC
First Lien Initial Term Loan
7.429% (3 Month SOFR + 3.00%), due 1/24/29 (b)	3,699,140	2,422,936
Pegasus Bidco BV
First Lien 2024-2 Dollar Term Loan
7.773% (3 Month SOFR + 3.25%), due 7/12/29 (b)	2,565,690	2,572,104
		12,655,301
Broadcasting & Entertainment 1.3%
Altice France SA
First Lien Term Loan B14
10.156% (3 Month SOFR + 5.50%), due 8/15/28 (b)	2,955,453	2,388,376
CMG Media Corp.
First Lien Facility Term Loan
7.929% (3 Month SOFR + 3.50%), due 6/18/29 (b)	1,727,567	1,554,810
Gray Television, Inc.
First Lien Term Loan D
7.667% (1 Month SOFR + 3.00%), due 12/1/28 (b)	1,552,000	1,428,616
	Principal Amount	Value

Broadcasting & Entertainment (continued)
Nexstar Media, Inc.
First Lien Term Loan B4
6.971% (1 Month SOFR + 2.50%), due 9/18/26 (b)	$ 1,495,132	$ 1,498,558
Univision Communications, Inc. (b)
First Lien Initial Term Loan
7.721% (1 Month SOFR + 3.25%), due 1/31/29	4,017,672	4,007,628
First Lien 2024 Replacement Term Loan
7.971% (1 Month SOFR + 3.50%), due 1/23/29	2,493,734	2,501,008
First Lien 2022 Incremental Term Loan
8.579% (3 Month SOFR + 4.25%), due 6/25/29	658,125	660,045
		14,039,041
Buildings & Real Estate 2.4%
AllSpring Buyer LLC
First Lien 2024 Specified Refinancing Term Loan
7.438% (1 Month SOFR + 3.00%), due 11/1/30 (b)	1,556,855	1,556,855
Beacon Roofing Supply, Inc.
First Lien 2024 Refinancing Term Loan
6.357% (1 Month SOFR + 2.00%), due 5/19/28 (b)	1,447,875	1,452,099
Core & Main LP
First Lien Tranche Term Loan D
6.338% (1 Month SOFR + 2.00%), due 7/27/28 (b)	2,117,369	2,117,369
Cornerstone Building Brands, Inc. (b)
First Lien New Term Loan B
7.747% (1 Month SOFR + 3.25%), due 4/12/28	2,425,415	2,312,634
First Lien Initial Term Loan
10.022% (1 Month SOFR + 5.625%), due 8/1/28	1,179,000	1,143,630
Cushman & Wakefield US Borrower LLC (b)
First Lien 2023 Term Loan B
7.357% (1 Month SOFR + 3.00%), due 1/31/30	1,513,768	1,521,337
First Lien 2024-3 Term Loan
7.607% (1 Month SOFR + 3.25%), due 1/31/30	831,250	829,691
LSF12 Crown US Commercial Bidco LLC
First Lien Term Loan
8.803% (1 Month SOFR + 4.25%), due 12/2/31 (b)	5,200,000	5,180,500

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
8	NYLI VP Floating Rate Portfolio

	Principal Amount	Value
Loan Assignments (continued)
Buildings & Real Estate (continued)
VC GB Holdings I Corp.
First Lien Initial Term Loan
8.09% (3 Month SOFR + 3.50%), due 7/23/28 (b)	$ 3,300,411	$ 3,298,054
WEC US Holdings, Inc.
First Lien Initial Term Loan
6.803% (1 Month SOFR + 2.25%), due 1/27/31 (b)	3,006,410	3,009,230
Wilsonart LLC
First Lien Initial Term Loan
8.579% (3 Month SOFR + 4.25%), due 8/5/31 (b)	3,491,250	3,496,703
		25,918,102
Capital Equipment 1.0%
AZZ, Inc.
First Lien Initial Term Loan
6.857% (1 Month SOFR + 2.50%), due 5/14/29 (b)	1,621,666	1,626,590
CPM Holdings, Inc.
First Lien Initial Term Loan
9.053% (1 Month SOFR + 4.50%), due 9/28/28 (b)	1,977,513	1,912,626
Crosby US Acquisition Corp.
First Lien Amendment No. 4 Replacement Term Loan
7.857% (1 Month SOFR + 3.50%), due 8/16/29 (b)	2,090,256	2,108,171
Crown Equipment Corp.
First Lien Initial Term Loan
6.944% (1 Month SOFR + 2.50%), due 10/10/31 (b)	1,200,000	1,205,500
Discovery Energy Holding Corp.
First Lien Initial Dollar Term Loan
8.107% (3 Month SOFR + 3.75%), due 5/1/31 (b)	3,229,000	3,222,946
MIWD Holdco II LLC
First Lien 2024 Incremental Term Loan
7.357% (1 Month SOFR + 3.00%), due 3/28/31 (b)	1,085,454	1,094,952
		11,170,785
Chemicals 0.3%
LSF11 A5 HoldCo LLC
First Lien 2024 Refinancing Term Loan
7.971% (1 Month SOFR + 3.50%), due 10/16/28 (b)	3,236,027	3,251,535
	Principal Amount	Value

Chemicals, Plastics & Rubber 6.5%
Aruba Investments Holdings LLC (b)
First Lien Initial Dollar Term Loan
8.457% (1 Month SOFR + 4.00%), due 11/24/27	$ 513,414	$ 514,056
First Lien 2022 Incremental Term Loan
9.107% (1 Month SOFR + 4.75%), due 11/24/27 (d)	1,470,000	1,471,838
Axalta Coating Systems US Holdings, Inc.
First Lien Dollar Facility Term Loan B7
6.079% (3 Month SOFR + 1.75%), due 12/20/29 (b)	2,127,620	2,131,897
Bakelite US Holdco, Inc.
First Lien Initial Term Loan
8.087% (3 Month SOFR + 3.75%), due 12/23/31 (b)	6,000,000	5,955,000
Clydesdale Acquisition Holdings, Inc.
First Lien Term Loan B
7.532% (1 Month SOFR + 3.175%), due 4/13/29 (b)	2,440,000	2,442,464
Glatfelter Corp.
First Lien Term Loan
8.764% (3 Month SOFR + 4.25%), due 11/4/31 (b)	3,663,333	3,667,912
INEOS US Finance LLC
First Lien 2030 Dollar Term Loan
7.823% (1 Month SOFR + 3.25%), due 2/18/30 (b)	2,400,994	2,408,997
INEOS US Petrochem LLC (b)
First Lien 2030 Dollar Tranche Term Loan B
8.207% (1 Month SOFR + 3.75%), due 3/14/30	980,025	980,638
First Lien New Term Loan B1
8.707% (1 Month SOFR + 4.25%), due 4/2/29	1,882,127	1,877,422
Innophos Holdings, Inc.
First Lien Initial Term Loan
8.721% (1 Month SOFR + 4.25%), due 3/16/29 (b)	4,904,223	4,905,449
Jazz Financing Lux SARL
First Lien Dollar Tranche Term Loan B2
6.607% (1 Month SOFR + 2.25%), due 5/5/28 (b)	3,596,113	3,600,608
Koppers, Inc.
First Lien 2023 Term Loan B2
6.89% (1 Month SOFR + 2.50%), due 4/10/30 (b)	3,447,784	3,460,713
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
9

Portfolio of Investments December 31, 2024†^ (continued)
	Principal Amount	Value
Loan Assignments (continued)
Chemicals, Plastics & Rubber (continued)
Lonza Group AG
First Lien USD Facility Term Loan B
8.354% (3 Month SOFR + 3.925%), due 7/3/28 (b)	$ 3,141,582	$ 3,081,697
Nouryon Finance BV (b)
First Lien November 2024 Dollar Term Loan B1
7.657% (3 Month SOFR + 3.25%), due 4/3/28	4,335,130	4,370,353
First Lien November 2024 Dollar Term Loan B2
7.657% (3 Month SOFR + 3.25%), due 4/3/28	1,237,524	1,244,485
Olympus Water US Holding Corp.
First Lien Dollar Term Loan B6
7.337% (3 Month SOFR + 3.00%), due 6/23/31 (b)	3,670,948	3,679,468
OQ Chemicals International Holding GmbH (b)
First Lien Tranche Term Loan B2
8.19% (3 Month SOFR + 3.50%), due 12/31/26 (e)	1,852,443	1,579,208
First Lien Refinancing Tranche Term Loan B
12.356% (1 Month SOFR + 8.00%), due 6/23/25	415,814	427,249
SCIH Salt Holdings, Inc.
First Lien Incremental Term Loan B1 7.353% - 7.585%
(1 Month SOFR + 3.00%, 3 Month SOFR + 3.00%), due 1/31/29 (b)	4,627,159	4,638,005
Sparta US Holdco LLC
First Lien Term Loan
7.345% (1 Year SOFR + 3.00%), due 8/2/30 (b)	875,250	879,808
TricorBraun Holdings, Inc.
First Lien Closing Date Initial Term Loan
7.721% (1 Month SOFR + 3.25%), due 3/3/28 (b)	4,563,674	4,555,592
Tronox Finance LLC (b)
First Lien 2024 Term Loan B 6.829% - 6.857%
(1 Month SOFR + 2.50%, 3 Month SOFR + 2.50%), due 9/30/31	1,219,316	1,221,792
First Lien Term Loan B
6.601% (1 Year SOFR + 2.25%), due 4/4/29	996,817	999,131
Vibrantz Technologies, Inc.
First Lien Initial Term Loan
9.058% (3 Month SOFR + 4.25%), due 4/23/29 (b)	3,929,949	3,869,907
	Principal Amount	Value

Chemicals, Plastics & Rubber (continued)
W.R. Grace Holdings LLC
First Lien Initial Term Loan
7.579% (3 Month SOFR + 3.25%), due 9/22/28 (b)	$ 3,444,757	$ 3,467,723
Windsor Holdings III LLC
First Lien 2024 Facility Term Loan B
7.856% (1 Month SOFR + 3.50%), due 8/1/30 (b)	3,466,369	3,483,700
		70,915,112
Commercial Services 0.3%
Champions Financing, Inc.
First Lien Initial Term Loan
9.271% (3 Month SOFR + 4.75%), due 2/6/29 (b)	1,000,000	944,500
Prime Security Services Borrower LLC
First Lien 2024-1 Refinancing Term Loan B1
6.524% (1 Month SOFR + 2.00%), due 10/15/30 (b)	2,487,516	2,490,971
		3,435,471
Construction & Buildings 0.1%
Star Holding LLC
First Lien Term Loan B
8.857% (1 Month SOFR + 4.50%), due 7/18/31 (b)	931,000	927,509
Consumer Durables 0.3%
SWF Holdings I Corp. (b)
First Lien Initial Tranche Term Loan A2
8.471% (1 Month SOFR + 4.00%), due 10/6/28	1,945,125	1,740,887
First Lien Tranche Term Loan A1
8.857% (1 Month SOFR + 4.50%), due 12/19/29	1,071,428	1,055,357
		2,796,244
Containers, Packaging & Glass 2.6%
Alliance Laundry Systems LLC
First Lien Initial Term Loan B
7.837% (1 Month SOFR + 3.50%), due 8/19/31 (b)	1,714,286	1,723,661
Altium Packaging LLC
First Lien 2024 Refinancing Term Loan
6.857% (1 Month SOFR + 2.50%), due 6/11/31 (b)	2,013,279	2,010,762

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
10	NYLI VP Floating Rate Portfolio

	Principal Amount	Value
Loan Assignments (continued)
Containers, Packaging & Glass (continued)
Anchor Glass Container Corp.
First Lien August 2023 Extended Term Loan 7.553% - 7.615%
(3.75% PIK) (3 Month SOFR + 2.75%), due 12/8/25 (b)(c)	$ 2,069,533	$ 1,548,700
Berlin Packaging LLC
First Lien 2024-2 Replacement Term Loan 7.829% - 7.934%
(1 Month SOFR + 3.50%, 3 Month SOFR + 3.50%), due 6/9/31 (b)	3,983,026	4,003,686
Charter Next Generation, Inc.
First Lien 2024 Replacement Term Loan
7.525% (1 Month SOFR + 3.00%), due 11/29/30 (b)	3,781,344	3,796,575
Flint Group Packaging Inks NA Holdings LLC
First Lien USD Facility Term Loan B
9.138% (0.75% PIK) (3 Month SOFR + 4.25%), due 12/31/26 (b)(c)	716,534	681,304
Flint Group Topco Ltd. (b)(c)
First Lien USD Facility Term Loan B
4.988% (12.44% PIK) (3 Month SOFR + 0.10%), due 12/31/27	392,936	344,556
Second Lien Facility Term Loan B
4.988% (12.44% PIK) (3 Month SOFR + 0.10%), due 12/31/27	524,001	86,460
Graham Packaging Co., Inc.
First Lien Initial Term Loan
6.857% (1 Month SOFR + 2.50%), due 8/4/27 (b)	2,796,154	2,800,398
Mauser Packaging Solutions Holding Co.
First Lien Initial Facility Term Loan
7.589% (1 Month SOFR + 3.00%), due 4/15/27 (b)	180,583	181,599
Pactiv Evergreen Group Holdings, Inc.
First Lien Term Loan B4
6.857% (1 Month SOFR + 2.50%), due 9/25/28 (b)	460,623	461,880
Pretium Packaging LLC
First Lien Initial Tranche Term Loan A1
8.47% (0.70% PIK) (3 Month SOFR + 3.899%), due 10/2/28 (b)(c)	1,605,400	1,273,283
Pretium PKG Holdings, Inc. (b)
First Lien Third Amendment Tranche Term Loan A
8.321% (1.25% PIK) (3 Month SOFR + 3.75%), due 10/2/28 (c)	434,821	448,953
	Principal Amount	Value

Containers, Packaging & Glass (continued)
Pretium PKG Holdings, Inc. (b) (continued)
Second Lien Initial Term Loan
11.534% (3 Month SOFR + 6.75%), due 9/30/29 (d)	$ 750,000	$ 268,125
ProAmpac PG Borrower LLC
First Lien 2024 Term Loan B 8.524% - 8.656%
(3 Month SOFR + 4.00%), due 9/15/28 (b)	3,635,031	3,640,484
RLG Holdings LLC
First Lien Closing Date Initial Term Loan
8.721% (1 Month SOFR + 4.25%), due 7/7/28 (b)	2,259,459	2,228,956
Trident TPI Holdings, Inc.
First Lien Tranche Term Loan B7
8.188% (6 Month SOFR + 3.75%), due 9/15/28 (b)	3,539,824	3,565,389
		29,064,771
Diversified/Conglomerate Manufacturing 2.0%
Allied Universal Holdco LLC
First Lien Initial US Dollar Term Loan
8.207% (1 Month SOFR + 3.75%), due 5/12/28 (b)	7,666,512	7,682,481
Filtration Group Corp.
First Lien 2021 Incremental Term Loan
7.971% (1 Month SOFR + 3.50%), due 10/23/28 (b)	3,460,149	3,483,398
GYP Holdings III Corp.
First Lien Term Loan B
6.607% (1 Month SOFR + 2.25%), due 5/13/30 (b)	1,353,382	1,353,382
Iron Mountain , Inc.
First Lien Amendment No.1 Incremental Term Loan
6.357% (1 Month SOFR + 2.00%), due 1/31/31 (b)	1,748,979	1,743,878
LTI Holdings, Inc.
First Lien 2024 Term Loan
9.107% (1 Month SOFR + 4.75%), due 7/29/29 (b)	2,394,000	2,394,747
Quikrete Holdings, Inc.
First Lien Tranche Term Loan B1
6.857% (1 Month SOFR + 2.50%), due 4/14/31 (b)	5,166,603	5,162,728
		21,820,614
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
11

Portfolio of Investments December 31, 2024†^ (continued)
	Principal Amount	Value
Loan Assignments (continued)
Diversified/Conglomerate Service 1.6%
Applied Systems, Inc.
First Lien Term Loan B
7.329% (3 Month SOFR + 3.00%), due 2/24/31 (b)	$ 3,002,089	$ 3,028,859
Blackhawk Network Holdings, Inc.
First Lien Term Loan
9.357% (1 Month SOFR + 5.00%), due 3/12/29 (b)	3,484,994	3,524,200
BrightView Landscapes LLC
First Lien Term Loan B
7.085% (3 Month SOFR + 2.50%), due 4/20/29 (b)	666,321	667,154
Genesys Cloud Services Holdings II LLC
First Lien Term Loan B
7.357% (1 Month SOFR + 3.00%), due 12/1/27 (b)	5,350,069	5,386,182
MKS Instruments, Inc.
First Lien 2024-1 Dollar Term Loan B
6.589% (1 Month SOFR + 2.25%), due 8/17/29 (b)	2,213,030	2,219,116
TruGreen LP
First Lien Term Loan B
8.457% (1 Month SOFR + 4.00%), due 11/2/27 (b)	2,623,996	2,549,650
		17,375,161
Ecological 0.3%
GFL Environmental, Inc.
First Lien 2024 Refinancing Term Loan
6.61% (3 Month SOFR + 2.00%), due 7/3/31 (b)	3,192,000	3,197,130
Electronics 6.0%
Camelot US Acquisition LLC
First Lien Incremental Term Loan B
7.107% (1 Month SOFR + 2.75%), due 1/31/31 (b)	3,242,252	3,238,199
Castle US Holding Corp. (b)
First Lien Initial Dollar Term Loan
8.526% (3 Month SOFR + 3.75%), due 1/29/27	266,319	155,298
First Lien Dollar Term Loan B2
8.776% (3 Month SOFR + 4.00%), due 1/29/27	1,676,683	982,256
	Principal Amount	Value

Electronics (continued)
CommScope, Inc.
First Lien Initial Term Loan
7.937% (1 Month SOFR + 3.25%), due 4/6/26 (b)	$ 4,095,685	$ 4,017,867
CoreLogic, Inc.
First Lien Initial Term Loan
7.971% (1 Month SOFR + 3.50%), due 6/2/28 (b)	6,338,365	6,247,251
DCert Buyer, Inc.
First Lien Initial Term Loan
8.357% (1 Month SOFR + 4.00%), due 10/16/26 (b)	1,723,390	1,647,561
Eagle Parent Corp.
First Lien Initial Term Loan
8.579% (3 Month SOFR + 4.25%), due 4/2/29 (b)	2,739,760	2,677,261
ECI Macola/Max Holding LLC
First Lien Term Loan B
7.579% (3 Month SOFR + 3.25%), due 5/9/30 (b)	1,920,488	1,936,491
Epicor Software Corp.
First Lien Term Loan E
7.107% (1 Month SOFR + 2.75%), due 5/30/31 (b)	5,177,007	5,210,337
Flexera Software LLC
First Lien Term Loan B3
7.349% (3 Month SOFR + 3.00%), due 3/3/28 (b)	3,305,141	3,326,829
Gainwell Acquisition Corp.
First Lien Term Loan B
8.429% (3 Month SOFR + 4.00%), due 10/1/27 (b)	2,474,546	2,391,030
ION Trading Finance Ltd.
First Lien 2024 Dollar Term Loan B
7.829% (3 Month SOFR + 3.50%), due 4/3/28 (b)	692,803	694,275
MH Sub I LLC
First Lien Term Loan
8.607% (1 Month SOFR + 4.25%), due 5/3/28 (b)	7,370,087	7,373,160
Project Alpha Intermediate Holding, Inc. (b)
First Lien Second Amendment Refinancing Term Loan
7.579% (3 Month SOFR + 3.25%), due 10/28/30	3,473,794	3,494,265
Second Lien Term Loan
8.777% (1 Year SOFR + 5.00%), due 11/22/32	1,000,000	1,010,000

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
12	NYLI VP Floating Rate Portfolio

	Principal Amount	Value
Loan Assignments (continued)
Electronics (continued)
Proofpoint, Inc.
First Lien Term Loan
7.357% (1 Month SOFR + 3.00%), due 8/31/28 (b)	$ 3,422,909	$ 3,436,457
Rocket Software, Inc.
First Lien Term Loan
8.607% (1 Month SOFR + 4.25%), due 11/28/28 (b)	5,802,493	5,847,328
Sharp Services LLC
First Lien Term Loan B
7.579% (3 Month SOFR + 3.25%), due 1/2/29 (b)	2,750,180	2,763,931
SS&C Technologies, Inc.
First Lien Term Loan B8
6.357% (1 Month SOFR + 2.00%), due 5/9/31 (b)	2,570,339	2,575,902
Vertiv Group Corp.
First Lien Amendment No. 5 Term Loan B3
6.194% (1 Month SOFR + 1.75%), due 3/2/27 (b)	2,901,379	2,903,192
VS Buyer LLC
First Lien 2024-1 Refinancing Term Loan
7.12% (1 Month SOFR + 2.75%), due 4/14/31 (b)	2,172,774	2,167,342
Wave Distribution Holdings LLC
First Lien Dollar Tranche Term Loan
7.953% (1 Month SOFR + 3.50%), due 3/5/27 (b)	1,959,239	1,968,763
		66,064,995
Energy (Electricity) 0.8%
Alpha Generation LLC
First Lien Initial Term Loan B
7.107% (1 Month SOFR + 2.75%), due 9/30/31 (b)	598,500	602,668
Lightning Power LLC
First Lien Initial Term Loan B
7.735% (3 Month SOFR + 3.25%), due 8/18/31 (b)	3,000,000	3,032,142
Reworld Holding Corp. (b)
First Lien Term Loan B
6.696% (1 Month SOFR + 2.25%), due 11/30/28	1,008,560	1,009,821
First Lien Term Loan C
6.826% (1 Month SOFR + 2.25%), due 11/30/28	77,485	77,711
	Principal Amount	Value

Energy (Electricity) (continued)
Reworld Holding Corp. (b) (continued)
First Lien 2024 Refinancing Term Loan B
7.024% (1 Month SOFR + 2.50%), due 11/30/28	$ 3,765,030	$ 3,769,736
First Lien 2024 Refinancing Term Loan C
7.024% (1 Month SOFR + 2.50%), due 11/30/28	206,772	207,030
		8,699,108
Entertainment 1.7%
Alterra Mountain Co. (b)
First Lien Term Loan B6
7.107% (1 Month SOFR + 2.75%), due 8/17/28	3,825,861	3,825,861
First Lien Term Loan B7
7.357% (1 Month SOFR + 3.00%), due 5/31/30	1,197,000	1,197,000
Delta 2 (Lux) SARL
First Lien Term Loan B
6.329% (3 Month SOFR + 2.00%), due 9/30/31 (b)	2,000,001	2,003,751
Fertitta Entertainment LLC
First Lien Initial Term Loan B
7.857% (1 Month SOFR + 3.50%), due 1/29/29 (b)	4,138,000	4,150,931
Great Canadian Gaming Corp.
First Lien Term Loan B
9.087% (3 Month SOFR + 4.75%), due 11/1/29 (b)	3,214,235	3,207,202
J&J Ventures Gaming LLC
First Lien Initial Term Loan
8.471% (1 Month SOFR + 4.00%), due 4/26/28 (b)	3,870,000	3,884,513
		18,269,258
Finance 8.0%
AAdvantage Loyalty IP Ltd.
First Lien Initial Term Loan
9.035% (3 Month SOFR + 4.75%), due 4/20/28 (b)	2,846,667	2,918,277
ADMI Corp. (b)
First Lien Amendment No.4 Refinancing Term Loan
7.846% (1 Month SOFR + 3.375%), due 12/23/27	1,443,750	1,410,363
First Lien Amendment No. 5 Term Loan
8.221% (1 Month SOFR + 3.75%), due 12/23/27	1,723,048	1,692,894
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
13

Portfolio of Investments December 31, 2024†^ (continued)
	Principal Amount	Value
Loan Assignments (continued)
Finance (continued)
AlixPartners LLP
First Lien Initial Dollar Term Loan
6.971% (1 Month SOFR + 2.50%), due 2/4/28 (b)	$ 1,443,746	$ 1,447,957
Ascensus Group Holdings, Inc.
First Lien 2024 Term Loan B
7.357% (1 Month SOFR + 3.00%), due 8/2/28 (b)	4,556,499	4,565,043
Azorra SOAR Finance Ltd.
First Lien Initial Term Loan
7.859% (3 Month SOFR + 3.50%), due 10/18/29 (b)	1,995,000	1,980,038
Boost Newco Borrower LLC
First Lien USD Term Loan B1
6.829% (3 Month SOFR + 2.50%), due 1/31/31 (b)	6,483,750	6,527,749
Boxer Parent Co., Inc.
First Lien 2031 New Dollar Term Loan
8.335% (3 Month SOFR + 3.75%), due 7/30/31 (b)	4,204,527	4,236,061
Covia Holdings LLC
First Lien Initial Term Loan
8.851% (3 Month SOFR + 4.00%), due 7/31/26 (b)	709,736	707,075
CPC Acquisition Corp.
First Lien Initial Term Loan
8.34% (3 Month SOFR + 3.75%), due 12/29/27 (b)	1,738,715	1,549,630
Deerfield Dakota Holding LLC
First Lien Initial Dollar Term Loan
8.079% (3 Month SOFR + 3.75%), due 4/9/27 (b)	3,429,173	3,350,302
Focus Financial Partners LLC
First Lien Initial Term Loan
7.607% (1 Month SOFR + 3.25%), due 9/15/31 (b)	1,264,220	1,274,579
GTCR Everest Borrower LLC
First Lien Initial Term Loan
7.079% (3 Month SOFR + 3.00%), due 9/5/31 (b)	750,000	752,657
LBM Acquisition LLC
First Lien Amendment No. 3 Incremental Term Loan
8.297% (1 Month SOFR + 3.75%), due 6/6/31 (b)	4,482,908	4,437,380
	Principal Amount	Value

Finance (continued)
Leia Finco US LLC
First Lien Initial Term Loan
7.887% (3 Month SOFR + 3.25%), due 10/9/31 (b)	$ 1,200,000	$ 1,197,643
LSF11 Trinity Bidco, Inc.
First Lien Initial Term Loan
7.37% (1 Month SOFR + 3.00%), due 6/14/30 (b)	3,650,183	3,652,464
Minimax Viking GmbH
First Lien Facility Term Loan B1D
7.221% (1 Month SOFR + 2.75%), due 7/31/28 (b)	2,106,773	2,112,040
Newfold Digital Holdings Group, Inc.
First Lien Initial Term Loan
8.138% (1 Month SOFR + 3.50%), due 2/10/28 (b)	5,752,472	3,813,889
Onex TSG Intermediate Corp.
First Lien Initial Term Loan
9.597% (3 Month SOFR + 4.75%), due 2/28/28 (b)	965,000	971,031
Orbit Private Holdings I Ltd.
First Lien Term Loan B
8.035% (6 Month SOFR + 3.75%), due 12/11/28 (b)	3,072,570	3,101,375
Park River Holdings, Inc.
First Lien Initial Term Loan
8.105% (3 Month SOFR + 3.25%), due 12/28/27 (b)	4,271,165	4,157,266
Peraton Corp.
First Lien Term Loan B
8.207% (1 Month SOFR + 3.75%), due 2/1/28 (b)	5,311,168	4,933,852
Pluto Acquisition I, Inc. (b)
First Lien Tranche Term Loan B
8.523% (3 Month SOFR + 4.00%), due 9/20/28	2,027,025	1,839,525
First Lien Term Loan A
9.837% (3 Month SOFR + 5.50%), due 6/20/28	1,008,986	1,021,599
Potters Borrower LP
First Lien 2024 Refinancing Term Loan
8.107% (1 Month SOFR + 3.75%), due 12/14/27 (b)	1,008,380	1,015,439
RealPage, Inc. (b)
First Lien Initial Term Loan
7.59% (3 Month SOFR + 3.00%), due 4/24/28	1,609,970	1,605,443

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
14	NYLI VP Floating Rate Portfolio

	Principal Amount	Value
Loan Assignments (continued)
Finance (continued)
RealPage, Inc. (b) (continued)
First Lien 2024-1 Incremental Term Loan
8.079% (3 Month SOFR + 3.75%), due 4/24/28	$ 2,666,667	$ 2,674,165
RealTruck Group, Inc.
First Lien Initial Term Loan
7.971% (1 Month SOFR + 3.50%), due 1/31/28 (b)	2,031,768	1,968,698
Russell Investments US Institutional Holdco, Inc.
First Lien 2027 Commitment Term Loan
9.585% (1.50% PIK) (3 Month SOFR + 5.00%), due 5/28/27 (b)(c)	4,431,327	4,196,834
Spa Holdings 3 Oy
First Lien USD Facility Term Loan B
8.34% (3 Month SOFR + 3.75%), due 2/4/28 (b)	1,768,019	1,773,177
Triton Water Holdings, Inc.
First Lien Initial Term Loan
7.84% (3 Month SOFR + 3.25%), due 3/31/28 (b)	5,617,722	5,651,956
WCG Intermediate Corp.
First Lien 2024 Refinancing Term Loan
7.857% (1 Month SOFR + 3.50%), due 1/8/27 (b)	3,688,243	3,698,230
WIN Waste Innovations Holdings, Inc.
First Lien New Term Loan B
7.221% (1 Month SOFR + 2.75%), due 3/24/28 (b)	2,161,600	2,109,875
		88,344,506
Healthcare 2.6%
AHP Health Partners, Inc.
First Lien 2024 Term Loan B
7.107% (1 Month SOFR + 2.75%), due 8/24/28 (b)	1,177,888	1,187,827
Chariot Buyer LLC
First Lien Initial Term Loan
7.707% (1 Month SOFR + 3.25%), due 11/3/28 (b)	6,646,000	6,677,978
CHG Healthcare Services, Inc.
First Lien Refinancing Term Loan
7.395% (3 Month SOFR + 3.00%), due 9/29/28 (b)	4,253,301	4,269,914
	Principal Amount	Value

Healthcare (continued)
ICU Medical, Inc.
First Lien Tranche Term Loan B
6.979% (3 Month SOFR + 2.50%), due 1/8/29 (b)	$ 3,316,963	$ 3,326,085
LSCS Holdings, Inc.
First Lien Initial Term Loan
8.971% (1 Month SOFR + 4.50%), due 12/16/28 (b)	2,673,859	2,687,228
Medical Solutions Holdings, Inc.
First Lien Term Loan
8.185% (3 Month SOFR + 3.50%), due 11/1/28 (b)	500,578	351,239
Medline Borrower LP
First Lien Dollar Incremental Term Loan
6.607% (1 Month SOFR + 2.25%), due 10/23/28 (b)	8,713,294	8,747,058
US Anesthesia Partners, Inc.
First Lien Initial Term Loan
8.917% (1 Month SOFR + 4.25%), due 10/2/28 (b)	1,910,394	1,898,454
		29,145,783
Healthcare & Pharmaceuticals 1.3%
Bausch + Lomb Corp.
First Lien Initial Term Loan
7.689% (1 Month SOFR + 3.25%), due 5/10/27 (b)	1,950,000	1,955,362
Bausch Health Cos., Inc.
First Lien Second Amendment Term Loan
9.707% (1 Month SOFR + 5.25%), due 2/1/27 (b)	1,312,500	1,278,047
Concentra Health Services, Inc.
First Lien Initial Term Loan
6.607% (1 Month SOFR + 2.25%), due 7/26/31 (b)	935,156	939,832
Embecta Corp.
First Lien Initial Term Loan
7.357% (1 Month SOFR + 3.00%), due 3/30/29 (b)	3,858,035	3,836,600
Owens & Minor, Inc.
First Lien Initial Term Loan B1
8.207% (1 Month SOFR + 3.75%), due 3/29/29 (b)	2,342,529	2,367,419
Pediatric Associates Holding Co. LLC
First Lien Initial Term Loan
8.097% (3 Month SOFR + 3.25%), due 12/29/28 (b)	1,556,939	1,511,898
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
15

Portfolio of Investments December 31, 2024†^ (continued)
	Principal Amount	Value
Loan Assignments (continued)
Healthcare & Pharmaceuticals (continued)
Physician Partners LLC
First Lien Initial Term Loan
8.735% (3 Month SOFR + 4.00%), due 12/22/28 (b)	$ 1,094,063	$ 435,801
Surgery Center Holdings, Inc.
First Lien 2024 Refinancing Term Loan
7.089% (1 Month SOFR + 2.75%), due 12/19/30 (b)	1,492,481	1,501,996
		13,826,955
Healthcare, Education & Childcare 3.5%
Agiliti Health, Inc.
First Lien Term Loan 7.262% - 7.593%
(3 Month SOFR + 3.00%, 6 Month SOFR + 3.00%), due 5/1/30 (b)	4,208,711	4,124,537
Amneal Pharmaceuticals LLC
First Lien Term Loan
9.857% (1 Month SOFR + 5.50%), due 5/4/28 (b)	4,996,264	5,129,500
AthenaHealth Group, Inc.
First Lien Initial Term Loan
7.607% (1 Month SOFR + 3.25%), due 2/15/29 (b)	7,821,817	7,834,386
Auris Luxembourg III SARL
First Lien Facility Term Loan B6
8.177% (6 Month SOFR + 3.75%), due 2/28/29 (b)	997,394	1,009,030
Carestream Health, Inc.
First Lien Term Loan
11.929% (3 Month SOFR + 7.50%), due 9/30/27 (b)	1,701,762	1,255,049
Ecovyst Catalyst Technologies LLC
First Lien Second Amendment Term Loan
6.835% (3 Month SOFR + 2.25%), due 6/12/31 (b)	1,741,635	1,746,425
Elanco Animal Health, Inc.
First Lien Term Loan
6.403% (1 Month SOFR + 1.75%), due 8/2/27 (b)	970,303	968,297
Insulet Corp.
First Lien 2024-A Incremental Term Loan
6.857% (1 Month SOFR + 2.50%), due 8/1/31 (b)	1,658,075	1,665,952
Journey Personal Care Corp.
First Lien Term Loan B
8.107% (1 Month SOFR + 3.75%), due 3/1/28 (b)	4,931,607	4,929,551
	Principal Amount	Value

Healthcare, Education & Childcare (continued)
LifePoint Health, Inc.
First Lien Term Loan B1
8.406% (3 Month SOFR + 3.75%), due 5/19/31 (b)	$ 2,000,000	$ 2,005,500
Mallinckrodt plc
First Lien Second Out Term Loan
14.00% (1 Month SOFR + 9.50%), due 11/14/28 (b)	269,089	285,235
National Mentor Holdings, Inc. (b)
First Lien Initial Term Loan 8.179% - 8.202%
(1 Month SOFR + 3.75%, 3 Month SOFR + 3.75%), due 3/2/28	1,518,864	1,503,438
First Lien Initial Term Loan C
8.179% (3 Month SOFR + 3.75%), due 3/2/28	49,563	49,059
Organon & Co.
First Lien 2024 Refinancing Dollar Term Loan
6.62% (1 Month SOFR + 2.25%), due 5/19/31 (b)	3,365,927	3,374,342
Petco Health & Wellness Co., Inc.
First Lien Initial Term Loan
7.84% (3 Month SOFR + 3.25%), due 3/3/28 (b)	1,876,765	1,820,169
Select Medical Corp.
First Lien Tranche Term Loan B2
6.531% (1 Month SOFR + 2.00%), due 12/3/31 (b)	363,297	364,054
Sound Inpatient Physicians Holdings LLC (b)(c)
First Lien PIK Term Loan B
8.09% (1.50% PIK) (3 Month SOFR + 3.50%), due 6/28/28	411,599	376,613
First Lien Tranche Term Loan A
10.09% (1.00% PIK) (3 Month SOFR + 5.50%), due 6/28/28	334,714	345,592
		38,786,729
High Tech Industries 3.2%
1000732905 Ontario, Inc.
First Lien 2024 Replacement Initial Term Loan
TBD, due 3/3/31	1,975,000	1,989,812
Altar Bidco, Inc.
First Lien Term Loan B
7.247% (1 Year SOFR + 3.10%), due 2/1/29 (b)	1,828,125	1,824,697
AP Gaming I LLC
First Lien Term Loan B
8.107% (1 Month SOFR + 3.75%), due 2/15/29 (b)	2,760,371	2,779,694

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
16	NYLI VP Floating Rate Portfolio

	Principal Amount	Value
Loan Assignments (continued)
High Tech Industries (continued)
Central Parent LLC
First Lien 2024 Refinancing Term Loan
7.579% (3 Month SOFR + 3.25%), due 7/6/29 (b)	$ 2,493,750	$ 2,456,655
Hanesbrands, Inc.
First Lien Initial Tranche Term Loan B
8.107% (1 Month SOFR + 3.75%), due 3/8/30 (b)	590,976	596,148
Javelin Buyer, Inc.
First Lien Term Loan
7.694% (3 Month SOFR + 3.25%), due 12/5/31 (b)	800,000	805,800
Modena Buyer LLC
First Lien Initial Term Loan
8.857% (1 Month SOFR + 4.50%), due 7/1/31 (b)	1,500,000	1,449,000
NAB Holdings LLC
First Lien 2024 Refinancing Term Loan
7.079% (3 Month SOFR + 2.75%), due 11/24/28 (b)	1,746,304	1,754,672
Neon Maple US Debt Mergersub, Inc.
First Lien Tranche Term Loan B1
7.444% (1 Month SOFR + 3.00%), due 11/17/31 (b)	2,400,000	2,401,500
Open Text Corp.
First Lien Term Loan B
6.107% (1 Month SOFR + 1.75%), due 1/31/30 (b)	1,427,139	1,426,247
Sandisk Corp.
First Lien Term Loan B
7.174% (1 Year SOFR + 3.00%), due 12/15/31 (b)	5,000,000	4,925,000
Scientific Games Holdings LP
First Lien 2024 Refinancing Dollar Term Loan
7.296% (3 Month SOFR + 3.00%), due 4/4/29 (b)	2,704,808	2,708,865
Sophos Holdings LLC
First Lien Term Loan B
7.674% (1 Year SOFR + 3.50%), due 3/5/27 (b)	1,047,260	1,052,989
Star Parent, Inc.
First Lien Term Loan
8.329% (3 Month SOFR + 4.00%), due 9/27/30 (b)	4,466,250	4,353,477
	Principal Amount	Value

High Tech Industries (continued)
Trans Union LLC
First Lien 2024 Refinancing Term Loan B9
6.107% (1 Month SOFR + 1.75%), due 6/24/31 (b)	$ 4,173,234	$ 4,173,234
		34,697,790
Hotel, Gaming & Leisure 0.8%
Flutter Financing BV
First Lien 2024 Refinancing Term Loan B
6.079% (3 Month SOFR + 1.75%), due 12/2/30 (b)	1,992,500	1,995,405
Hilton Domestic Operating Co., Inc.
First Lien Term Loan B4
6.088% (1 Month SOFR + 1.75%), due 11/8/30 (b)	235,804	236,623
Ontario Gaming GTA LP
First Lien Term Loan B
8.579% (3 Month SOFR + 4.25%), due 8/1/30 (b)	2,310,000	2,312,887
Tacala Investment Corp.
First Lien Amendment No. 2 Replacement Term Loan
7.857% (1 Month SOFR + 3.50%), due 1/31/31 (b)	4,367,055	4,394,349
		8,939,264
Hotels, Motels, Inns & Gaming 3.6%
Aimbridge Acquisition Co., Inc.
First Lien Term Loan B
8.597% (3 Month SOFR + 3.75%), due 2/2/26 (b)	3,368,597	2,167,130
Caesars Entertainment, Inc. (b)
First Lien 2023 Incremental Term Loan B
6.607% (1 Month SOFR + 2.25%), due 2/6/30	1,727,250	1,730,705
First Lien Term Loan B1
6.607% (1 Month SOFR + 2.25%), due 2/6/31	1,389,500	1,391,237
Entain plc (b)
First Lien USD Facility Term Loan B
6.929% (3 Month SOFR + 2.50%), due 3/29/27	1,240,714	1,242,885
First Lien Facility Term Loan B3
7.079% (3 Month SOFR + 2.75%), due 10/31/29	1,572,113	1,575,061
Everi Holdings, Inc.
First Lien Term Loan B
6.971% (1 Month SOFR + 2.50%), due 8/3/28 (b)	2,377,005	2,379,309
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
17

Portfolio of Investments December 31, 2024†^ (continued)
	Principal Amount	Value
Loan Assignments (continued)
Hotels, Motels, Inns & Gaming (continued)
Golden Entertainment, Inc.
First Lien Facility Term Loan B1
6.607% (1 Month SOFR + 2.25%), due 5/27/30 (b)	$ 1,846,875	$ 1,843,412
Light & Wonder International, Inc.
First Lien Term Loan B2
6.632% (1 Month SOFR + 2.25%), due 4/16/29 (b)	3,675,304	3,679,898
Oceankey US II Corp.
First Lien Initial Term Loan
7.957% (1 Month SOFR + 3.50%), due 12/15/28 (b)	3,024,593	3,030,893
PCI Gaming Authority
First Lien Facility Term Loan B
6.357% (1 Month SOFR + 2.00%), due 7/18/31 (b)	2,436,881	2,429,265
Penn Entertainment, Inc.
First Lien Term Loan B
6.857% (1 Month SOFR + 2.50%), due 5/3/29 (b)	1,489,045	1,494,628
Station Casinos LLC
First Lien Facility Term Loan B
6.375% (1 Month SOFR + 2.00%), due 3/14/31 (b)	3,970,000	3,971,655
Travel Leisure Co.
First Lien 2024 Incremental Term Loan
6.927% (3 Month SOFR + 2.50%), due 12/14/29 (b)	3,375,853	3,388,513
UFC Holdings LLC
First Lien Term Loan B4
6.77% (3 Month SOFR + 2.25%), due 11/21/31 (b)	4,625,000	4,648,125
Whatabrands LLC
First Lien 2024-2 Refinancing Term Loan B
6.857% (1 Month SOFR + 2.50%), due 8/3/28 (b)	4,781,279	4,794,562
		39,767,278
Insurance 3.1%
Acrisure LLC
First Lien Term Loan B6
7.357% (1 Month SOFR + 3.00%), due 11/6/30 (b)	2,641,693	2,640,591
Alliant Holdings Intermediate LLC
First Lien Initial Term Loan
7.106% (1 Month SOFR + 2.75%), due 9/19/31 (b)	1,598,038	1,600,935
	Principal Amount	Value

Insurance (continued)
AmWINS Group, Inc.
First Lien Term Loan
6.721% (1 Month SOFR + 2.25%), due 2/21/28 (b)	$ 4,663,620	$ 4,675,013
AssuredPartners, Inc.
First Lien 2024 Term Loan
7.857% (1 Month SOFR + 3.50%), due 2/14/31 (b)	4,964,987	4,971,194
Asurion LLC (b)
First Lien New Term Loan B9
7.721% (1 Month SOFR + 3.25%), due 7/30/27	481,250	478,994
First Lien New Term Loan B12
8.607% (1 Month SOFR + 4.25%), due 9/19/30	962,587	959,981
First Lien New Term Loan B11
8.707% (1 Month SOFR + 4.25%), due 8/21/28	1,399,656	1,400,093
Second Lien New Term Loan B3
9.721% (1 Month SOFR + 5.25%), due 1/31/28	1,800,000	1,755,000
Second Lien New Term Loan B4
9.721% (1 Month SOFR + 5.25%), due 1/19/29	2,500,000	2,408,035
Broadstreet Partners, Inc.
First Lien 2024 Term Loan B
7.357% (1 Month SOFR + 3.00%), due 6/16/31 (b)	3,775,138	3,795,063
Goosehead Insurance Holdings LLC
First Lien Term Loan B
7.674% (1 Year SOFR + 3.50%), due 1/8/32 (b)	1,500,000	1,509,375
HUB International Ltd.
First Lien 2024-1 Incremental Term Loan
7.367% (3 Month SOFR + 2.75%), due 6/20/30 (b)	2,376,075	2,389,687
Sedgwick Claims Management Services, Inc.
First Lien 2024 Term Loan
7.585% (3 Month SOFR + 3.00%), due 7/31/31 (b)	3,802,066	3,822,099
Truist Insurance Holdings LLC
First Lien Term Loan B
7.079% (3 Month SOFR + 2.75%), due 5/6/31 (b)	1,838,710	1,837,943
		34,244,003

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
18	NYLI VP Floating Rate Portfolio

	Principal Amount	Value
Loan Assignments (continued)
Leisure, Amusement, Motion Pictures & Entertainment 1.2%
Bombardier Recreational Products, Inc.
First Lien ARR Borrowing Term Loan
7.107% (1 Month SOFR + 2.75%), due 12/13/29 (b)	$ 2,940,281	$ 2,943,430
Creative Artists Agency LLC
First Lien Term Loan B
7.107% (1 Month SOFR + 2.75%), due 10/1/31 (b)	5,339,175	5,361,424
Marriott Ownership Resorts, Inc.
First Lien 2024 Incremental Term Loan
6.607% (1 Month SOFR + 2.25%), due 4/1/31 (b)	1,307,196	1,304,908
Tripadvisor, Inc.
First Lien Initial Term Loan B
7.107% (1 Month SOFR + 2.75%), due 7/8/31 (b)	1,163,750	1,165,690
William Morris Endeavor Entertainment LLC
First Lien Term Loan
7.221% (1 Month SOFR + 2.75%), due 5/19/25 (b)	2,080,087	2,080,954
		12,856,406
Machinery (Non-Agriculture, Non-Construct & Non-Electronic) 0.7%
Advanced Drainage Systems, Inc.
First Lien Initial Term Loan
6.903% (1 Month SOFR + 2.25%), due 7/31/26 (b)	444,643	449,645
Columbus McKinnon Corp.
First Lien Initial Term Loan
6.829% (3 Month SOFR + 2.50%), due 5/15/28 (b)	2,475,966	2,482,156
Husky Injection Molding Systems Ltd.
First Lien Amendment No. 5 Refinancing Term Loan
8.785% (6 Month SOFR + 4.50%), due 2/15/29 (b)	4,418,278	4,447,271
		7,379,072
Manufacturing 2.0%
Chart Industries, Inc.
First Lien Amendment No. 7 Term Loan
7.092% (3 Month SOFR + 2.50%), due 3/15/30 (b)	1,892,712	1,896,261
Coherent Corp.
First Lien Term Loan B1
6.857% (1 Month SOFR + 2.50%), due 7/2/29 (b)	4,187,054	4,198,828
	Principal Amount	Value

Manufacturing (continued)
CP Atlas Buyer, Inc.
First Lien Term Loan B
8.207% (1 Month SOFR + 3.75%), due 11/23/27 (b)	$ 2,275,349	$ 2,217,516
FCG Acquisitions, Inc.
First Lien Initial Term Loan
8.221% (1 Month SOFR + 3.75%), due 3/31/28 (b)	2,199,080	2,212,824
LSF12 Badger Bidco LLC
First Lien Initial Term Loan
10.357% (1 Month SOFR + 6.00%), due 8/30/30 (b)	1,237,500	1,239,047
Madison IAQ LLC
First Lien Initial Term Loan
7.889% (6 Month SOFR + 2.75%), due 6/21/28 (b)	2,277,400	2,285,533
Oregon Tool Holdings, Inc.
First Lien Initial Term Loan
8.59% (3 Month SOFR + 4.00%), due 10/13/28 (b)	1,067,922	632,744
Pro Mach Group, Inc.
First Lien Amendment No.4 Term Loan
7.857% (1 Month SOFR + 3.50%), due 8/31/28 (b)	5,004,268	5,041,800
Rexnord LLC
First Lien Term Loan B
6.471% (1 Month SOFR + 2.00%), due 10/4/28 (b)	742,398	745,994
Standard Building Solutions, Inc.
First Lien Initial Term Loan
6.106% (1 Month SOFR + 1.75%), due 9/22/28 (b)	351,418	351,951
Vortex Opco LLC
First Lien Closing Date Second-Out Purchased Term Loan
8.693% (3 Month SOFR + 4.25%), due 12/18/28 (b)	1,309,699	826,748
		21,649,246
Media 1.4%
Apple Bidco LLC (b)
First Lien Initial Term Loan
7.221% (1 Month SOFR + 2.75%), due 9/22/28	5,291,188	5,317,644
First Lien Amendment No. 1 Term Loan
7.857% (1 Month SOFR + 3.50%), due 9/22/28	735,070	739,008
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
19

Portfolio of Investments December 31, 2024†^ (continued)
	Principal Amount	Value
Loan Assignments (continued)
Media (continued)
Cogeco Financing 2 LP
First Lien Term Loan B
6.971% (1 Month SOFR + 2.50%), due 9/1/28 (b)	$ 2,712,748	$ 2,693,249
Diamond Sports Group LLC
Second Lien Term Loan
TBD, due 8/24/26 (e)(f)	2,898,312	7,341
Mission Broadcasting, Inc.
First Lien Term Loan B4
7.167% (1 Month SOFR + 2.50%), due 6/2/28 (b)	580,500	581,081
Radiate Holdco LLC
First Lien Amendment No. 6 Term Loan
7.721% (1 Month SOFR + 3.25%), due 9/25/26 (b)	2,002,700	1,746,640
Sinclair Television Group, Inc.
First Lien Term Loan B4
8.207% (1 Month SOFR + 3.75%), due 4/23/29 (b)	1,452,551	1,181,106
Virgin Media Bristol LLC
First Lien Facility Term Loan Y
7.724% (6 Month SOFR + 3.175%), due 3/31/31 (b)	3,666,667	3,625,417
		15,891,486
Mining, Steel, Iron & Non-Precious Metals 0.8%
American Rock Salt Co. LLC (b)
First Lien Initial Term Loan
8.776% (3 Month SOFR + 4.00%), due 6/9/28	1,213,143	1,079,697
First Lien First Out Delayed Draw Commitment Term Loan
11.471% (1 Month SOFR + 7.00%), due 6/9/28	126,916	128,291
First Lien First Out Term Loan
11.776% (3 Month SOFR + 7.00%), due 6/11/28	480,217	485,418
Arsenal AIC Parent LLC
First Lien 2024 Refinancing Term Loan B
7.607% (1 Month SOFR + 3.25%), due 8/19/30 (b)	1,692,943	1,705,112
Graftech International Ltd.
First Lien Initial Term Loan
9.337% (3 Month SOFR + 5.00%), due 12/17/29 (b)	2,295,171	2,186,097
	Principal Amount	Value

Mining, Steel, Iron & Non-Precious Metals (continued)
MRC Global (US), Inc.
First Lien Term Loan
7.931% (6 Month SOFR + 3.50%), due 10/29/31 (b)	$ 1,200,000	$ 1,200,000
Zekelman Industries, Inc.
First Lien 2024 Term Loan
6.62% (1 Month SOFR + 2.25%), due 1/24/31 (b)	2,198,099	2,199,473
		8,984,088
Oil & Gas 2.1%
Buckeye Partners LP
First Lien Tranche Term Loan B4
6.357% (1 Month SOFR + 2.00%), due 11/22/30 (b)	454,902	454,954
ChampionX Corp.
First Lien Term Loan B1
7.195% (1 Month SOFR + 2.75%), due 6/7/29 (b)	1,470,141	1,473,816
Compass Power Generation LLC
First Lien Tranche Term Loan B3
8.107% (1 Month SOFR + 3.75%), due 4/16/29 (b)	2,478,158	2,493,646
Element Materials Technology Group US Holdings, Inc.
First Lien Initial USD Term Loan B
8.079% (3 Month SOFR + 3.75%), due 6/22/29 (b)	1,675,899	1,684,977
Fleet Midco I Ltd.
First Lien Term Loan B2
7.578% (6 Month SOFR + 2.75%), due 2/21/31 (b)	3,191,584	3,207,542
GIP Pilot Acquisition Partners LP
First Lien 2024 Term Loan B
7.09% (3 Month SOFR + 2.50%), due 10/4/30 (b)	1,241,132	1,247,338
Liberty Media Corp.
First Lien Term Loan
TBD, due 9/10/31	1,000,000	1,001,875
Murphy USA, Inc.
First Lien Tranche Term Loan B
6.417% (1 Month SOFR + 1.75%), due 1/31/28 (b)	434,250	435,336
NGL Energy Operating LLC
First Lien Initial Term Loan
8.107% (1 Month SOFR + 3.75%), due 2/3/31 (b)	529,333	530,216

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
20	NYLI VP Floating Rate Portfolio

	Principal Amount	Value
Loan Assignments (continued)
Oil & Gas (continued)
Oryx Midstream Services Permian Basin LLC
First Lien Initial Term Loan
7.512% (1 Month SOFR + 3.00%), due 10/5/28 (b)	$ 1,940,555	$ 1,943,708
Prairie Acquiror LP
First Lien Term Loan B3
8.607% (1 Month SOFR + 4.25%), due 8/1/29 (b)	2,176,408	2,187,834
Thunder Generation Funding LLC
First Lien Term Loan
7.329% (3 Month SOFR + 3.00%), due 9/26/31 (b)	1,496,250	1,505,334
TransMontaigne Operating Co. LP
First Lien Tranche Term Loan B
7.607% (1 Month SOFR + 3.25%), due 11/17/28 (b)	2,975,819	2,997,606
Traverse Midstream Partners LLC
First Lien Advance Term Loan
7.585% (3 Month SOFR + 3.50%), due 2/16/28 (b)	2,059,501	2,065,508
		23,229,690
Packaging 0.3%
LABL, Inc.
First Lien Term Loan B
9.457% (1 Month SOFR + 5.00%), due 10/30/28 (b)	2,951,144	2,846,009
Personal & Nondurable Consumer Products 1.7%
ABG Intermediate Holdings 2 LLC
First Lien Term Loan B1
6.595% (1 Year SOFR + 2.25%), due 12/21/28 (b)	5,783,844	5,800,715
Foundation Building Materials, Inc.
First Lien Initial Term Loan
8.097% (3 Month SOFR + 3.25%), due 1/31/28 (b)	1,703,445	1,673,635
First Lien Term Loan
8.585%, due 1/29/31	2,839,117	2,792,981
Hunter Douglas, Inc.
First Lien Tranche Term Loan B1
8.021% (3 Month SOFR + 3.50%), due 2/25/29 (b)	3,929,949	3,922,581
Leslie's Poolmart, Inc.
First Lien Term Loan B
7.221% (1 Month SOFR + 2.75%), due 3/9/28 (b)	1,144,135	1,092,036
	Principal Amount	Value

Personal & Nondurable Consumer Products (continued)
Michaels Cos., Inc. (The)
First Lien Term Loan B
8.84% (3 Month SOFR + 4.25%), due 4/17/28 (b)	$ 3,088,000	$ 2,487,770
Perrigo Investments LLC
First Lien 2024 Refinancing Term Loan B
6.357% (1 Month SOFR + 2.00%), due 4/20/29 (b)	1,413,604	1,413,604
		19,183,322
Personal & Nondurable Consumer Products (Manufacturing Only) 0.6%
American Builders & Contractors Supply Co., Inc.
First Lien Term Loan B
6.107% (1 Month SOFR + 1.75%), due 1/31/31 (b)	1,653,459	1,658,625
SRAM LLC
First Lien 2021 Refinancing Term Loan B
7.221% (1 Month SOFR + 2.75%), due 5/18/28 (b)	1,701,818	1,709,264
Varsity Brands LLC
First Lien Initial Term Loan
8.271% (3 Month SOFR + 3.75%), due 8/26/31 (b)	3,600,000	3,602,250
		6,970,139
Personal, Food & Miscellaneous Services 0.9%
Aramark Services, Inc. (b)
First Lien Term Loan B7
6.357% (1 Month SOFR + 2.00%), due 4/6/28	1,402,972	1,408,671
First Lien Term Loan B8
6.357% (1 Month SOFR + 2.00%), due 6/24/30	1,416,408	1,423,137
Hayward Industries, Inc.
First Lien Initial Term Loan
6.971% (1 Month SOFR + 2.50%), due 5/30/28 (b)	1,719,812	1,726,261
IRB Holding Corp.
First Lien 2024 Second Replacement Term Loan B
6.857% (1 Month SOFR + 2.50%), due 12/15/27 (b)	3,639,505	3,644,054
KFC Holding Co.
First Lien 2021 Term Loan B
6.24% (1 Month SOFR + 1.75%), due 3/15/28 (b)	1,419,741	1,420,248
		9,622,371
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
21

Portfolio of Investments December 31, 2024†^ (continued)
	Principal Amount	Value
Loan Assignments (continued)
Pharmaceuticals 0.2%
Padagis LLC
First Lien Term Loan B
9.596% (3 Month SOFR + 4.75%), due 7/6/28 (b)	$ 2,129,412	$ 1,964,382
Printing & Publishing 0.2%
Abe Investment Holdings, Inc.
First Lien Initial Dollar Term Loan
8.845% (6 Month SOFR + 4.50%), due 2/19/26 (b)	1,842,628	1,834,566
Retail 0.3%
Great Outdoors Group LLC
First Lien Term Loan B1
8.221% (1 Month SOFR + 3.75%), due 3/6/28 (b)	3,756,710	3,769,035
Retail Store 1.2%
Harbor Freight Tools USA, Inc.
First Lien Initial Term Loan 6.857% - 7.241%
(1 Month SOFR + 2.50%, 6 Month SOFR + 2.50%), due 6/11/31 (b)	4,433,333	4,367,942
PetSmart LLC
First Lien Initial Term Loan
8.207% (1 Month SOFR + 3.75%), due 2/11/28 (b)	2,594,917	2,581,942
White Cap Supply Holdings LLC
First Lien Facility Tranche Term Loan C
7.607% (1 Month SOFR + 3.25%), due 10/19/29 (b)	6,746,747	6,747,448
		13,697,332
Services: Business 4.9%
Amentum Holdings, Inc.
First Lien Initial Term Loan
6.607% (1 Month SOFR + 2.25%), due 9/29/31 (b)	3,500,000	3,487,750
Brown Group Holding LLC (b)
First Lien Incremental Term Loan B2 6.857% - 7.085%
(1 Month SOFR + 2.50%, 3 Month SOFR + 2.50%), due 7/1/31	1,030,405	1,032,614
First Lien Initial Term Loan
6.857% (1 Month SOFR + 2.50%), due 7/1/31	3,123,026	3,133,435
	Principal Amount	Value

Services: Business (continued)
ConnectWise LLC
First Lien Initial Term Loan
8.09% (3 Month SOFR + 3.50%), due 9/29/28 (b)	$ 1,755,949	$ 1,765,167
Examworks Bidco, Inc.
First Lien Term Loan
7.107% (1 Month SOFR + 2.75%), due 11/1/28 (b)	3,579,887	3,590,756
Fortrea Holdings, Inc.
First Lien Initial Term Loan B
8.491% (6 Month SOFR + 3.75%), due 7/1/30 (b)	383,298	385,214
GIP II Blue Holding LP
First Lien Initial Term Loan
8.107% (1 Month SOFR + 3.75%), due 9/29/28 (b)	1,461,322	1,468,994
Grant Thornton Advisors LLC
First Lien Initial Term Loan
7.607% (1 Month SOFR + 3.25%), due 5/31/31 (b)	1,745,625	1,744,171
ICON Luxembourg SARL
First Lien Repriced Lux Term Loan
6.329% (3 Month SOFR + 2.00%), due 7/3/28 (b)	343,461	345,512
Indy US Bidco LLC
First Lien Facility Tranche Term Loan B1
8.221% (1 Month SOFR + 3.75%), due 3/6/28 (b)	1,443,994	1,441,587
Indy US Holdco LLC
First Lien Ninth Amendment Dollar Refinancing Term Loan
9.107% (1 Month SOFR + 4.75%), due 3/6/28 (b)	3,740,625	3,721,922
Inizio Group Ltd.
First Lien Initial Dollar Term Loan
8.679% (3 Month SOFR + 4.25%), due 8/21/28 (b)	4,033,000	3,972,505
Mitchell International, Inc.
First Lien Initial Term Loan
7.607% (1 Month SOFR + 3.25%), due 6/17/31 (b)	2,992,500	2,991,480
MPH Acquisition Holdings LLC
First Lien Initial Term Loan
9.026% (3 Month SOFR + 4.25%), due 9/1/28 (b)	1,423,891	1,196,069

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
22	NYLI VP Floating Rate Portfolio

	Principal Amount	Value
Loan Assignments (continued)
Services: Business (continued)
OVG Business Services LLC
First Lien Initial Term Loan
7.357% (1 Month SOFR + 3.00%), due 6/25/31 (b)	$ 2,369,063	$ 2,369,063
PAREXEL International, Inc.
First Lien Fifth Amendment Term Loan
7.357% (1 Month SOFR + 3.00%), due 11/15/28 (b)	5,206,008	5,235,651
Plano HoldCo, Inc.
First Lien Closing Date Term Loan
7.829% (3 Month SOFR + 3.50%), due 10/2/31 (b)	2,700,000	2,733,750
Polaris Newco LLC
First Lien Dollar Term Loan
8.847% (3 Month SOFR + 4.00%), due 6/2/28 (b)	599,087	599,804
Pra Health Sciences, Inc.
First Lien Term Loan B
6.329% (3 Month SOFR + 2.00%), due 7/3/28 (b)	85,574	86,085
Project Boost Purchaser LLC (b)
First Lien Initial Term Loan
8.147% (3 Month SOFR + 3.50%), due 7/16/31	3,118,989	3,137,020
Second Lien Initial Term Loan
9.897% (3 Month SOFR + 5.25%), due 7/2/32	1,500,000	1,529,063
Prometric Holdings, Inc.
First Lien Term Loan C
9.221% (1 Month SOFR + 4.75%), due 1/31/28 (b)	1,601,501	1,619,117
Raven Acquisition Holdings LLC
First Lien Initial Term Loan
7.607% (1 Month SOFR + 3.25%), due 11/19/31 (b)	1,493,332	1,495,821
Ryan LLC
First Lien Term Loan
7.857% (1 Month SOFR + 3.50%), due 11/14/30 (b)	2,154,729	2,168,196
Soliant Lower Intermediate LLC
First Lien Initial Term Loan
8.107% (1 Month SOFR + 3.75%), due 7/18/31 (b)	1,000,000	997,500
Vestis Corp.
First Lien Term Loan B1
6.764% (3 Month SOFR + 2.25%), due 2/24/31 (b)	1,163,750	1,164,235
	Principal Amount	Value

Services: Business (continued)
Vizient, Inc.
First Lien Term Loan B8
6.357% (1 Month SOFR + 2.00%), due 8/1/31 (b)	$ 389,909	$ 391,761
		53,804,242
Services: Consumer 0.2%
Planet US Buyer LLC
First Lien Term Loan
7.521% (3 Month SOFR + 3.00%), due 2/7/31 (b)	2,738,744	2,759,284
Software 4.3%
Cloud Software Group, Inc. (b)
First Lien Initial Dollar Term Loan B
7.829% (3 Month SOFR + 3.50%), due 3/30/29	3,028,069	3,035,639
First Lien Incremental Term Loan B
8.079% (3 Month SOFR + 3.75%), due 3/21/31	1,393,488	1,397,553
Cloudera, Inc.
First Lien Initial Term Loan
8.207% (1 Month SOFR + 3.75%), due 10/9/28 (b)	1,484,733	1,483,805
Cornerstone OnDemand, Inc.
First Lien Initial Term Loan
8.221% (1 Month SOFR + 3.75%), due 10/16/28 (b)	1,818,750	1,592,165
Cotiviti, Inc.
First Lien New Term Loan B
7.303% (1 Month SOFR + 3.00%), due 5/1/31 (b)	4,667,302	4,699,390
Delta Topco, Inc.
First Lien Second Amendment Term Loan
8.198% (6 Month SOFR + 3.50%), due 11/30/29 (b)	710,714	716,045
DS Admiral Bidco LLC
First Lien Initial Term Loan
8.607% (1 Month SOFR + 4.25%), due 6/26/31 (b)	1,995,000	1,945,125
Ellucian Holdings, Inc.
First Lien Term Loan B1
7.357% (1 Month SOFR + 3.00%), due 10/9/29 (b)	2,164,308	2,177,160
Gen Digital, Inc.
First Lien Term Loan B
6.107% (1 Month SOFR + 1.75%), due 9/12/29 (b)	3,057,363	3,049,084
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
23

Portfolio of Investments December 31, 2024†^ (continued)
	Principal Amount	Value
Loan Assignments (continued)
Software (continued)
Informatica LLC
First Lien Term Loan B
6.607% (1 Month SOFR + 2.25%), due 10/27/28 (b)	$ 3,891,149	$ 3,905,740
Isolved, Inc.
First Lien Term Loan B2
7.607% (1 Month SOFR + 3.25%), due 10/15/30 (b)	583,835	590,159
Magenta Security Holdings LLC (b)
First Lien Super Priority Third Out Term Loan
6.345% (5.50% PIK) (3 Month SOFR + 1.50%), due 7/27/28 (c)	359,436	126,252
First Lien Super Priority Second Out Term Loan
6.345% (6.25% PIK) (3 Month SOFR + 1.50%), due 7/27/28 (c)	103,474	62,084
First Lien Super Priority First Out Term Loan
11.595% (3 Month SOFR + 6.75%), due 7/27/28	81,690	75,563
McAfee Corp.
First Lien Tranche Term Loan B1
7.37% (1 Month SOFR + 3.00%), due 3/1/29 (b)	8,900,269	8,900,269
Mitnick Corp. Purchaser, Inc.
First Lien Initial Term Loan
9.185% (3 Month SOFR + 4.50%), due 5/2/29 (b)	1,955,000	1,810,209
Quartz Acquireco LLC
First Lien Term Loan B1
7.079% (3 Month SOFR + 2.75%), due 6/28/30 (b)	1,234,375	1,240,547
Sovos Compliance LLC
First Lien Initial Term Loan
8.971% (1 Month SOFR + 4.50%), due 8/11/28 (b)	1,981,515	1,993,900
UKG, Inc.
First Lien Initial Term Loan
7.617% (3 Month SOFR + 3.00%), due 2/10/31 (b)	6,476,772	6,517,252
Vision Solutions, Inc.
First Lien New Term Loan B
8.847% (3 Month SOFR + 4.00%), due 4/24/28 (b)	1,612,500	1,584,281
		46,902,222
	Principal Amount	Value

Telecommunications 1.9%
Avaya, Inc.
First Lien Exit Term Loan
11.857% (1 Month SOFR + 7.50%), due 8/1/28 (b)	$ 125,911	$ 106,709
Azalea Topco, Inc.
First Lien Initial Term Loan
7.607% (1 Month SOFR + 3.25%), due 4/30/31 (b)	1,428,571	1,427,806
Cablevision Lightpath LLC
First Lien Initial Term Loan
7.762% (1 Month SOFR + 3.25%), due 11/30/27 (b)	2,442,055	2,441,293
Connect Finco SARL
First Lien First Amendment Term Loan
7.857% (1 Month SOFR + 3.50%), due 12/11/26 (b)	733,926	723,375
CSC Holdings LLC
First Lien Term Loan B5
7.173% (6 Month SOFR + 2.50%), due 4/15/27 (b)	3,524,845	3,254,976
Cyborg Oldco DC Holdings, Inc.
First Lien Initial Term Loan
9.50% (PRIME + 2.00%), due 12/31/24 (b)(d)(e)(f)(g)	327,646	328
Frontier Communications Holdings LLC
First Lien 2024 Refinancing Term Loan
8.763% (6 Month SOFR + 3.50%), due 7/1/31 (b)	1,695,750	1,710,588
Gogo Intermediate Holdings LLC
First Lien Initial Term Loan
8.221% (1 Month SOFR + 3.75%), due 5/1/28 (b)	2,490,786	2,360,020
Lumen Technologies, Inc. (b)
First Lien Term Loan B1
6.821% (1 Month SOFR + 2.35%), due 4/16/29	892,359	836,586
First Lien Term Loan B2
6.821% (1 Month SOFR + 2.35%), due 4/15/30	892,359	830,637
Telesat LLC
First Lien Term Loan B5
7.526% (3 Month SOFR + 2.75%), due 12/6/26 (b)	1,220,447	671,246
Zayo Group Holdings, Inc.
First Lien Initial Dollar Term Loan
7.471% (1 Month SOFR + 3.00%), due 3/9/27 (b)	5,348,136	4,991,913

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
24	NYLI VP Floating Rate Portfolio

	Principal Amount	Value
Loan Assignments (continued)
Telecommunications (continued)
Zegona Holdco Ltd.
First Lien USD Facility Term Loan B
9.401% (6 Month SOFR + 4.25%), due 7/10/29 (b)	$ 1,995,000	$ 1,995,000
		21,350,477
Utilities 0.9%
Astoria Energy LLC
First Lien Term Loan B 7.579% - 7.603%
(1 Month SOFR + 3.25%, 3 Month SOFR + 3.25%), due 12/10/27 (b)	1,512,735	1,521,919
Constellation Renewables LLC
First Lien Term Loan
6.764% (3 Month SOFR + 2.25%), due 12/15/27 (b)	1,267,854	1,271,816
Edgewater Generation LLC
First Lien Refinancing Term Loan
8.607% (1 Month SOFR + 4.25%), due 8/1/30 (b)	3,340,840	3,383,295
Hamilton Projects Acquiror LLC
First Lien Term Loan
8.107% (1 Month SOFR + 3.75%), due 5/30/31 (b)	3,171,875	3,190,710
		9,367,740
Water 0.6%
AI Aqua Merger Sub, Inc.
First Lien Initial Term Loan B
8.053% (1 Month SOFR + 3.50%), due 7/31/28 (b)	6,331,044	6,344,231
Total Loan Assignments (Cost $966,847,348)		953,265,714
Total Long-Term Bonds (Cost $1,082,694,146)		1,069,700,609

	Shares

Affiliated Investment Company 0.2%
Fixed Income Fund 0.2%
NYLI MacKay High Yield Corporate Bond Fund Class I	436,571	2,270,953
Total Affiliated Investment Company (Cost $2,445,688)		2,270,953
	Shares	Value
Common Stocks 0.1%
Automobile Components 0.0% ‡
Millennium Corporate Trust (d)(g)(h)	1,243	$ —
Millennium Industries Corp. (d)(g)(h)	1,324	—
		—
Communications Equipment 0.0% ‡
Avaya, Inc. (d)(g)(h)	12,043	72,258
Financial Services 0.0% ‡
New Topco Shares, Class A (d)(g)(h)	405,109	—
Independent Power and Renewable Electricity Producers 0.0% ‡
Sempra Texas Holdings Corp. (d)(g)(h)	94,456	—
IT Services 0.0% ‡
Envision Financial Technologies, Inc. (d)(g)(h)	21,582	237,402
Machinery 0.0% ‡
Ameriforge Group, Inc. (d)(g)(h)	45,694	4,570
Technology Hardware, Storage & Peripherals 0.1%
Diebold Nixdorf, Inc. (h)	8,023	345,310
Total Common Stocks (Cost $2,119,232)		659,540

	Number of Warrants

Warrants 0.0% ‡
Capital Markets 0.0% ‡
THAIHOT Investment Co. Ltd.
Expires 10/13/27 (d)(g)(h)(i)	22	0
Total Warrants (Cost $0)		0

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
25

Portfolio of Investments December 31, 2024†^ (continued)
	Principal Amount	Value

Short-Term Investments 9.2%
U.S. Treasury Debt 9.2%
U.S. Treasury Bills (j)
4.267%, due 1/30/25	$ 60,900,000	$ 60,699,636
4.289%, due 2/11/25	40,500,000	40,311,733
Total Short-Term Investments (Cost $100,995,206)		101,011,369
Total Investments (Cost $1,188,254,272)	106.8%	1,173,642,471
Other Assets, Less Liabilities	(6.8)	(74,556,003)
Net Assets	100.0%	$ 1,099,086,468

†	Percentages indicated are based on Portfolio net assets.
^	Industry classifications may be different than those used for compliance monitoring purposes.
‡	Less than one-tenth of a percent.
(a)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(b)	Floating rate—Rate shown was the rate in effect as of December 31, 2024.
(c)	PIK ("Payment-in-Kind")—issuer may pay interest or dividends with additional securities and/or in cash.
(d)	Illiquid security—As of December 31, 2024, the total market value deemed illiquid under procedures approved by the Board of Trustees was $2,054,521, which represented 0.2% of the Portfolio’s net assets. (Unaudited)
(e)	Issue in non-accrual status.
(f)	Issue in default.
(g)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.
(h)	Non-income producing security.
(i)	Less than $1.
(j)	Interest rate shown represents yield to maturity.
Investments in Affiliates (in 000's)
Investments in issuers considered to be affiliate(s) of the Portfolio during the year ended December 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Investment Companies	Value, Beginning of Year	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Year	Dividend Income	Other Distributions	Shares End of Year
NYLI MacKay High Yield Corporate Bond Fund Class I	$ 2,255	$ —	$ —	$ —	$ 16	$ 2,271	$ 140	$ —	437
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
26	NYLI VP Floating Rate Portfolio

Abbreviation(s):
CLO—Collateralized Loan Obligation
SOFR—Secured Overnight Financing Rate
TBD—To Be Determined
USD—United States Dollar
The following is a summary of the fair valuations according to the inputs used as of December 31, 2024, for valuing the Portfolio’s assets:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Long-Term Bonds
Asset-Backed Securities	$ —	$ 29,439,487	$ —	$ 29,439,487
Corporate Bonds	—	86,995,408	—	86,995,408
Loan Assignments	—	953,265,386	328	953,265,714
Total Long-Term Bonds	—	1,069,700,281	328	1,069,700,609
Affiliated Investment Company
Fixed Income Fund	2,270,953	—	—	2,270,953
Common Stocks	345,310	—	314,230	659,540
Warrants (b)	—	—	0	0
Short-Term Investments
U.S. Treasury Debt	—	101,011,369	—	101,011,369
Total Investments in Securities	$ 2,616,263	$ 1,170,711,650	$ 314,558	$ 1,173,642,471

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.
(b)	Less than $1.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
27

Statement of Assets and Liabilities as of December 31, 2024
Assets
Investment in unaffiliated securities, at value (identified cost $1,185,808,584)	$1,171,371,518
Investment in affiliated investment companies, at value (identified cost $2,445,688)	2,270,953
Cash	7,105,632
Unrealized appreciation on unfunded commitments (See Note 5)	5,996
Receivables:
Interest	5,377,406
Investment securities sold	1,224,966
Portfolio shares sold	320,343
Other assets	4,351
Total assets	1,187,681,165
Liabilities
Payables:
Investment securities purchased	87,589,754
Manager (See Note 3)	555,611
Portfolio shares redeemed	241,361
NYLIFE Distributors (See Note 3)	141,776
Professional fees	54,259
Custodian	9,875
Shareholder communication	228
Trustees	100
Accrued expenses	1,733
Total liabilities	88,594,697
Net assets	$1,099,086,468
Composition of Net Assets
Shares of beneficial interest outstanding (par value of $.001 per share) unlimited number of shares authorized	$128,317
Additional paid-in-capital	1,178,429,128
1,178,557,445
Total distributable earnings (loss)	(79,470,977)
Net assets	$1,099,086,468
Initial Class
Net assets applicable to outstanding shares	$428,694,189
Shares of beneficial interest outstanding	50,073,909
Net asset value per share outstanding	$8.56
Service Class
Net assets applicable to outstanding shares	$670,392,279
Shares of beneficial interest outstanding	78,242,960
Net asset value per share outstanding	$8.57

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
28	NYLI VP Floating Rate Portfolio

Statement of Operations for the year ended December 31, 2024
Investment Income (Loss)
Income
Interest	$84,219,938
Dividends-affiliated	139,524
Total income	84,359,462
Expenses
Manager (See Note 3)	5,755,428
Distribution/Service—Service Class (See Note 3)	1,641,516
Professional fees	167,456
Shareholder communication	71,992
Custodian	39,761
Trustees	21,726
Miscellaneous	73,909
Total expenses	7,771,788
Net investment income (loss)	76,587,674
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on unaffiliated investments	(5,232,828)
Net change in unrealized appreciation (depreciation) on:
Unaffiliated investments	1,367,085
Affiliated investments	15,935
Unfunded commitments	5,782
Net change in unrealized appreciation (depreciation)	1,388,802
Net realized and unrealized gain (loss)	(3,844,026)
Net increase (decrease) in net assets resulting from operations	$72,743,648
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
29

Statements of Changes in Net Assets
for the years ended December 31, 2024 and December 31, 2023
	2024	2023
Increase (Decrease) in Net Assets
Operations:
Net investment income (loss)	$76,587,674	$68,138,869
Net realized gain (loss)	(5,232,828)	(13,269,188)
Net change in unrealized appreciation (depreciation)	1,388,802	37,593,639
Net increase (decrease) in net assets resulting from operations	72,743,648	92,463,320
Distributions to shareholders:
Initial Class	(24,289,476)	(19,710,895)
Service Class	(51,479,345)	(48,172,988)
Total distributions to shareholders	(75,768,821)	(67,883,883)
Capital share transactions:
Net proceeds from sales of shares	342,470,001	145,778,567
Net asset value of shares issued to shareholders in reinvestment of distributions	75,768,821	67,883,883
Cost of shares redeemed	(179,503,945)	(212,263,440)
Increase (decrease) in net assets derived from capital share transactions	238,734,877	1,399,010
Net increase (decrease) in net assets	235,709,704	25,978,447
Net Assets
Beginning of year	863,376,764	837,398,317
End of year	$1,099,086,468	$863,376,764
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
30	NYLI VP Floating Rate Portfolio

Financial Highlights selected per share data and ratios
	Year Ended December 31,
Initial Class	2024	2023	2022	2021	2020
Net asset value at beginning of year	$8.59	$8.34	$8.86	$8.81	$8.93
Net investment income (loss) (a)	0.69	0.70	0.41	0.28	0.32
Net realized and unrealized gain (loss)	(0.03)	0.25	(0.52)	0.05	(0.12)
Total from investment operations	0.66	0.95	(0.11)	0.33	0.20
Less distributions:
From net investment income	(0.69)	(0.70)	(0.41)	(0.28)	(0.32)
Net asset value at end of year	$8.56	$8.59	$8.34	$8.86	$8.81
Total investment return (b)	8.09%	11.86%	(1.25)%	3.76%	2.45%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	8.10%	8.30%	4.80%	3.23%	3.81%
Net expenses (c)	0.64%	0.64%	0.64%	0.64%	0.65%
Portfolio turnover rate	28%	20%	14%	29%	19%
Net assets at end of year (in 000's)	$428,694	$225,592	$275,041	$299,907	$142,403

(a)	Per share data based on average shares outstanding during the year.
(b)	Total return does not reflect any deduction of sales charges, mortality and expense charges, contract charges or administrative charges.
(c)	In addition to the fees and expenses which the Portfolio bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.

	Year Ended December 31,
Service Class	2024	2023	2022	2021	2020
Net asset value at beginning of year	$8.59	$8.34	$8.87	$8.82	$8.94
Net investment income (loss) (a)	0.68	0.69	0.39	0.26	0.30
Net realized and unrealized gain (loss)	(0.03)	0.24	(0.53)	0.05	(0.12)
Total from investment operations	0.65	0.93	(0.14)	0.31	0.18
Less distributions:
From net investment income	(0.67)	(0.68)	(0.39)	(0.26)	(0.30)
Net asset value at end of year	$8.57	$8.59	$8.34	$8.87	$8.82
Total investment return (b)	7.82%	11.58%	(1.49)%	3.50%	2.20%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	7.93%	8.08%	4.59%	2.96%	3.50%
Net expenses (c)	0.89%	0.89%	0.89%	0.89%	0.90%
Portfolio turnover rate	28%	20%	14%	29%	19%
Net assets at end of year (in 000's)	$670,392	$637,785	$562,357	$533,782	$496,645

(a)	Per share data based on average shares outstanding during the year.
(b)	Total return does not reflect any deduction of sales charges, mortality and expense charges, contract charges or administrative charges.
(c)	In addition to the fees and expenses which the Portfolio bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
31

Notes to Financial Statements
Note 1–Organization and Business
New York Life Investments VP Funds Trust (the “Fund”) (formerly known as MainStay VP Funds Trust) was organized as a Delaware statutory trust on February 1, 2011. The Fund is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Fund is comprised of thirty-three separate series (collectively referred to as the “Portfolios”). These financial statements and notes relate to the NYLI VP Floating Rate Portfolio (formerly known as MainStay VP Floating Rate Portfolio) (the "Portfolio"), a "non-diversified” portfolio, as that term is defined in the 1940 Act, as interpreted or modified by regulatory authorities having jurisdiction, from time to time. However, due to its principal investment strategies and investment processes, the Portfolio has historically operated as a "diversified" portfolio. Therefore, the Portfolio will not operate as "non-diversified" portfolio without first obtaining shareholder approval.
Shares of the Portfolio are currently offered to certain separate accounts to fund variable annuity policies and variable universal life insurance policies issued by New York Life Insurance and Annuity Corporation (“NYLIAC”), a wholly-owned subsidiary of New York Life Insurance Company (“New York Life”) and may also be offered to fund variable annuity policies and variable universal life insurance policies issued by other insurance companies. NYLIAC allocates shares of the Portfolio to, among others, certain NYLIAC separate accounts. Shares of the Portfolio are also offered to the NYLI VP Conservative Allocation Portfolio, NYLI VP Moderate Allocation Portfolio, NYLI VP Growth Allocation Portfolio and NYLI VP Equity Allocation Portfolio, which operate as “funds-of-funds," and other variable insurance funds.
The following table lists the Portfolio's share classes that have been registered and commenced operations:
Class	Commenced Operations
Initial Class	May 2, 2005
Service Class	May 2, 2005
Shares of the Portfolio are offered and are redeemed at a price equal to their respective net asset value (“NAV”) per share. No sales or redemption charge is applicable to the purchase or redemption of the Portfolio's shares. Under the terms of the Fund’s multiple class plan, adopted pursuant to Rule 18f-3 under the 1940 Act, the classes differ in that, among other things, Service Class shares of the Portfolio pay a combined distribution and service fee of 0.25% of average daily net assets attributable to Service Class shares of the Portfolio to the Distributor (as defined in Note 3(B)) pursuant to a plan adopted in accordance with Rule 12b-1 under the 1940 Act. Contract owners of variable annuity contracts purchased after June 2, 2003, are permitted to invest only in the Service Class shares.
The Portfolio's investment objective is to seek high current income.
In this reporting period, the Portfolio adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to
Reportable Segment Disclosures ("ASU 2023-07"). Adoption of the new standard impacted financial statement disclosures only and did not affect the Portfolio's financial position or its results of operations. The intent of ASU 2023-07 is, through improved segment disclosures, to enable investors to better understand an entity's overall performance and to assess its potential future cash flows. NYLI Disclosure Committee ("Committee") acts as the Portfolio's chief operating decision maker assessing performance and making decisions about resource allocation. The Committee has determined that the Portfolio has a single operating segment based on the fact that the Committee monitors the operating results of the Portfolio as a whole and the Portfolio's long-term strategic asset allocation is pre-determined in accordance with the terms of its respective prospectus, based on a defined investment strategy which is executed by the Portfolio's portfolio managers as a team. The financial information provided to and reviewed by the Committee is consistent with that presented in the Portfolio's Portfolio of Investments, Statement of Changes in Net Assets and Financial Highlights.
Note 2–Significant Accounting Policies
The Portfolio is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services—Investment Companies. The Portfolio prepares its financial statements in accordance with generally accepted accounting principles (“GAAP”) in the United States of America and follows the significant accounting policies described below.
(A) Securities Valuation.  Investments are usually valued as of the close of regular trading on the New York Stock Exchange (the "Exchange") (usually 4:00 p.m. Eastern time) on each day the Portfolio is open for business ("valuation date").
Pursuant to Rule 2a-5 under the 1940 Act, the Board of Trustees of the Fund (the "Board") has designated New York Life Investment Management LLC (“New York Life Investments” or the "Manager") as its Valuation Designee (the "Valuation Designee"). The Valuation Designee is responsible for performing fair valuations relating to all investments in the Portfolio’s portfolio for which market quotations are not readily available; periodically assessing and managing material valuation risks; establishing and applying fair value methodologies; testing fair valuation methodologies; evaluating and overseeing pricing services; ensuring appropriate segregation of valuation and portfolio management functions; providing quarterly, annual and prompt reporting to the Board, as appropriate; identifying potential conflicts of interest; and maintaining appropriate records. The Valuation Designee has established a valuation committee ("Valuation Committee") to assist in carrying out the Valuation Designee’s responsibilities and establish prices of securities for which market quotations are not readily available. The Portfolio's and the Valuation Designee's policies and procedures ("Valuation Procedures") govern the Valuation Designee’s selection and application of methodologies for determining and calculating the fair value of Portfolio investments. The Valuation Designee may value the Portfolio's portfolio

32	NYLI VP Floating Rate Portfolio

securities for which market quotations are not readily available and other Portfolio assets utilizing inputs from pricing services and other third-party sources. The Valuation Committee meets (in person, via electronic mail or via teleconference) on an ad-hoc basis to determine fair valuations and on a quarterly basis to review fair value events with respect to certain securities for which market quotations are not readily available, including valuation risks and back-testing results, and to preview reports to the Board.
The Valuation Committee establishes prices of securities for which market quotations are not readily available based on such methodologies and measurements on a regular basis after considering information that is reasonably available and deemed relevant by the Valuation Committee. The Board shall oversee the Valuation Designee and review fair valuation materials on a prompt, quarterly and annual basis and approve proposed revisions to the Valuation Procedures.
Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to the Valuation Procedures. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the Portfolio can access at the measurement date, provided that a quotation will not be readily available if it is not reliable. "Fair value" is defined as the price the Portfolio would reasonably expect to receive upon selling an asset or liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the asset or liability. Fair value measurements are determined within a framework that establishes a three-tier hierarchy that maximizes the use of observable market data and minimizes the use of unobservable inputs to establish a classification of fair value measurements for disclosure purposes. "Inputs" refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, such as the risk inherent in a particular valuation technique used to measure fair value using a pricing model and/or the risk inherent in the inputs for the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions market participants would use in pricing the asset or liability based on the information available. The inputs or methodology used for valuing assets or liabilities may not be an indication of the risks associated with investing in those assets or liabilities. The three-tier hierarchy of inputs is summarized below.
•	Level 1—quoted prices (unadjusted) in active markets for an identical asset or liability
•	Level 2—other significant observable inputs (including quoted prices for a similar asset or liability in active markets, interest rates and yield curves, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio's own assumptions about the assumptions that market participants would use in measuring fair value of an asset or liability)
The level of an asset or liability within the fair value hierarchy is based on the lowest level of an input, both individually and in the aggregate, that is significant to the fair value measurement. The aggregate value by input level of the Portfolio’s assets and liabilities as of December 31, 2024, is included at the end of the Portfolio of Investments.
The Portfolio may use third-party vendor evaluations, whose prices may be derived from one or more of the following standard inputs, among others:
• Benchmark yields	• Reported trades
• Broker/dealer quotes	• Issuer spreads
• Two-sided markets	• Benchmark securities
• Bids/offers	• Reference data (corporate actions or material event notices)
• Industry and economic events	• Comparable bonds
• Monthly payment information
An asset or liability for which a market quotation is not readily available is valued by methods deemed reasonable in good faith by the Valuation Committee, following the Valuation Procedures to represent fair value. Under these procedures, the Valuation Designee generally uses a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information. The Valuation Designee may also use an income-based valuation approach in which the anticipated future cash flows of the asset or liability are discounted to calculate fair value. Fair value represents a good faith approximation of the value of a security. Fair value determinations involve the consideration of a number of subjective factors, an analysis of applicable facts and circumstances and the exercise of judgment. As a result, it is possible that the fair value for a security determined in good faith in accordance with the Valuation Procedures may differ from valuations for the same security determined for other funds using their own valuation procedures. Although the Valuation Procedures are designed to value a security at the price the Portfolio may reasonably expect to receive upon the security's sale in an orderly transaction, there can be no assurance that any fair value determination thereunder would, in fact, approximate the amount that the Portfolio would actually realize upon the sale of the security or the price at which the security would trade if a reliable market price were readily available. During the year ended December 31, 2024, there were no material changes to the fair value methodologies.
Securities which may be valued in this manner include, but are not limited to: (i) a security for which trading has been halted or suspended or otherwise does not have a readily available market quotation on a given day; (ii) a debt security that has recently gone into default and for which there is not a current market quotation; (iii) a security of an issuer that has entered into a restructuring; (iv) a security that has been delisted from a national exchange; (v) a security subject to trading collars for which no or limited trading takes place; and (vi) a security whose principal market has been temporarily closed at a time when, under normal
33

Notes to Financial Statements (continued)
conditions, it would be open. Securities valued in this manner are generally categorized as Level 2 or 3 in the hierarchy.
Equity securities, rights and warrants, if applicable, are valued at the last quoted sales prices as of the close of regular trading on the relevant exchange on each valuation date. Securities that are not traded on the valuation date are valued at the mean of the last quoted bid and ask prices. Prices are normally taken from the principal market in which each security trades. These securities are generally categorized as Level 1 in the hierarchy.
Investments in mutual funds, including money market funds, are valued at their respective NAVs at the close of business each day on the valuation date. These securities are generally categorized as Level 1 in the hierarchy.
Debt securities (other than convertible and municipal bonds) are valued at the evaluated bid prices (evaluated mean prices in the case of convertible and municipal bonds) supplied by a pricing agent or broker selected by the Valuation Designee, in consultation with the Subadvisor. The evaluations are market-based measurements processed through a pricing application and represents the pricing agent’s good faith determination as to what a holder may receive in an orderly transaction under market conditions. The rules-based logic utilizes valuation techniques that reflect participants’ assumptions and vary by asset class and per methodology, maximizing the use of relevant observable data including quoted prices for similar assets, benchmark yield curves and market corroborated inputs. The evaluated bid or mean prices are deemed by the Valuation Designee, in consultation with the Subadvisor, to be representative of market values at the regular close of trading of the Exchange on each valuation date. Debt securities purchased on a delayed delivery basis are marked to market daily until settlement at the forward settlement date. Debt securities, including corporate bonds, U.S. government and federal agency bonds, municipal bonds, foreign bonds, convertible bonds, asset-backed securities and mortgage-backed securities are generally categorized as Level 2 in the hierarchy.
Loan assignments, participations and commitments are valued at the average of bid quotations obtained from the engaged independent pricing service and are generally categorized as Level 2 in the hierarchy. Certain loan assignments, participations and commitments may be valued by utilizing significant unobservable inputs obtained from the pricing service and are generally categorized as Level 3 in the hierarchy.
Temporary cash investments acquired in excess of 60 days to maturity at the time of purchase are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities and ratings), both as furnished by independent pricing services. Temporary cash investments that mature in 60 days or less at the time of purchase ("Short-Term Investments") are valued using the amortized cost method of valuation, unless the use of such method would be inappropriate. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between such cost and the principal on maturity date. Amortized cost approximates the current fair value of a security. Securities valued using the amortized cost method are not valued using quoted prices in an active market and are generally categorized as Level 2 in the hierarchy.
The information above is not intended to reflect an exhaustive list of the methodologies that may be used to value portfolio investments. The Valuation Procedures permit the use of a variety of valuation methodologies in connection with valuing portfolio investments. The methodology used for a specific type of investment may vary based on the market data available or other considerations. The methodologies summarized above may not represent the specific means by which portfolio investments are valued on any particular business day.
A portfolio investment may be classified as an illiquid investment under the Portfolio's written liquidity risk management program and related procedures (“Liquidity Program”). Illiquidity of an investment might prevent the sale of such investment at a time when the Manager or the Subadvisor might wish to sell, and these investments could have the effect of decreasing the overall level of the Portfolio's liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid investments, requiring the Portfolio to rely on judgments that may be somewhat subjective in measuring value, which could vary materially from the amount that the Portfolio could realize upon disposition. Difficulty in selling illiquid investments may result in a loss or may be costly to the Portfolio. An illiquid investment is any investment that the Manager or Subadvisor reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. The liquidity classification of each investment will be made using information obtained after reasonable inquiry and taking into account, among other things, relevant market, trading and investment-specific considerations in accordance with the Liquidity Program. Illiquid investments are often fair valued in accordance with the Portfolio's procedures described above. The liquidity of the Portfolio's investments was determined as of December 31, 2024, and can change at any time.
(B) Income Taxes.   The Portfolio's policy is to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute all of its taxable income to the shareholders of the Portfolio within the allowable time limits.
The Manager evaluates the Portfolio’s tax positions to determine if the tax positions taken meet the minimum recognition threshold in connection with accounting for uncertainties in income tax positions taken or expected to be taken for the purposes of measuring and recognizing tax liabilities in the financial statements. Recognition of tax benefits of an uncertain tax position is permitted only to the extent the position is “more likely than not” to be sustained assuming examination by taxing authorities. The Manager analyzed the Portfolio's tax positions taken on federal, state and local income tax returns for all open tax years (for up to three tax years) and has concluded that no provisions for federal, state and local income tax are required in the Portfolio's financial statements.

34	NYLI VP Floating Rate Portfolio

The Portfolio's federal, state and local income tax and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state and local departments of revenue.
(C) Dividends and Distributions to Shareholders.  Dividends and distributions are recorded on the ex-dividend date. The Portfolio intends to declare dividends from net investment income, if any, daily and intends to pay them at least monthly and distributions from net realized capital and currency gains, if any, at least annually. All dividends and distributions are reinvested at NAV in the same class of shares of the Portfolio. Dividends and distributions to shareholders are determined in accordance with federal income tax regulations and may differ from determinations using GAAP.
(D) Security Transactions and Investment Income.  The Portfolio records security transactions on the trade date. Realized gains and losses on security transactions are determined using the identified cost method. Dividend income is recognized on the ex-dividend date, net of any foreign tax withheld at the source, and interest income is accrued as earned using the effective interest rate method. Distributions received from real estate investment trusts, if applicable, may be classified as dividends, capital gains and/or return of capital. Discounts and premiums on securities purchased for the Portfolio are accreted and amortized, respectively, on the effective interest rate method.
Investment income and realized and unrealized gains and losses on investments of the Portfolio are allocated pro rata to the separate classes of shares based upon their relative net assets on the date the income is earned or realized and unrealized gains and losses are incurred.
The Portfolio may place a debt security on non-accrual status and reduce related interest income by ceasing current accruals and writing off all or a portion of any interest receivables when the collection of all or a portion of such interest has become doubtful. A debt security is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.
(E) Expenses.  Expenses of the Fund are allocated to the individual Portfolios in proportion to the net assets of the respective Portfolios when the expenses are incurred, except where direct allocations of expenses can be made. Expenses (other than fees incurred under the distribution and service plans, further discussed in Note 3(B), which are charged directly to the Service Class shares) are allocated to separate classes of shares pro rata based upon their relative net assets on the date the expenses are incurred. The expenses borne by the Portfolio, including those of related parties to the Portfolio, are shown in the Statement of Operations.
Additionally, the Portfolio may invest in mutual funds, which are subject to management fees and other fees that may cause the costs of investing in mutual funds to be greater than the costs of owning the underlying securities directly. These indirect expenses of mutual funds are not included in the amounts shown as expenses in the Statement of Operations or in the expense ratios included in the Financial Highlights.
(F) Use of Estimates.  In preparing financial statements in conformity with GAAP, the Manager makes estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates and assumptions.
(G) Loan Assignments, Participations and Commitments.  The Portfolio may invest in loan assignments and participations ("loans"). Commitments are agreements to make money available to a borrower in a specified amount, at a specified rate and within a specified time. The Portfolio records an investment when the borrower withdraws money on a commitment or when a funded loan is purchased (trade date) and records interest as earned. These loans pay interest at rates that are periodically reset by reference to a base lending rate plus a spread. These base lending rates are generally the prime rate offered by a designated U.S. bank, the Secured Overnight Financing Rate ("SOFR") or an alternative reference rate.
The loans in which the Portfolio may invest are generally readily marketable, but may be subject to some restrictions on resale. For example, the Portfolio may be contractually obligated to receive approval from the agent bank and/or borrower prior to the sale of these investments. If the Portfolio purchases an assignment from a lender, the Portfolio will generally have direct contractual rights against the borrower in favor of the lender. If the Portfolio purchases a participation interest either from a lender or a participant, the Portfolio typically will have established a direct contractual relationship with the seller of the participation interest, but not with the borrower. Consequently, the Portfolio is subject to the credit risk of the lender or participant who sold the participation interest to the Portfolio, in addition to the usual credit risk of the borrower. In the event that the borrower, selling participant or intermediate participants become insolvent or enter into bankruptcy, the Portfolio may incur certain costs and delays in realizing payment, or may suffer a loss of principal and/or interest.
Unfunded commitments represent the remaining obligation of the Portfolio to the borrower. At any point in time, up to the maturity date of the issue, the borrower may demand the unfunded portion. Unfunded amounts, if any, are marked to market and any unrealized gains or losses are recorded in the Statement of Assets and Liabilities.
(H) Rights and Warrants.  Rights are certificates that permit the holder to purchase a certain number of shares, or a fractional share, of a new stock from the issuer at a specific price. Warrants are instruments that entitle the holder to buy an equity security at a specific price for a specific period of time. These investments can provide a greater potential for profit or loss than an equivalent investment in the underlying security. Prices of these investments do not necessarily move in tandem with the prices of the underlying securities.
There is risk involved in the purchase of rights and warrants in that these investments are speculative investments. The Portfolio could also lose the entire value of its investment in warrants if such warrants are not exercised by the date of its expiration. The Portfolio is exposed to risk until the sale or exercise of each right or warrant is completed.
35

Notes to Financial Statements (continued)
(I) Debt Securities Risk.  The ability of issuers of debt securities held by the Portfolio to meet their obligations may be affected by, among other things, economic or political developments in a specific country, industry or region. Debt securities are also subject to the risks associated with changes in interest rates.
The Portfolio’s principal investments include floating rate loans, which are usually rated below investment grade and are generally considered speculative because they present a greater risk of loss, including default, than higher rated debt securities. These investments pay investors a higher interest rate than investment grade debt securities because of the increased risk of loss. Although certain floating rate loans are collateralized, there is no guarantee that the value of the collateral will be sufficient to repay the loan. In a recession or serious credit event, the value of these investments could decline significantly. As a result, the Portfolio’s NAVs could decrease and you could lose money.
In addition, floating rate loans generally are subject to extended settlement periods that may be longer than seven days. As a result, the Portfolio may be adversely affected by selling other investments at an unfavorable time and/or under unfavorable conditions or engaging in borrowing transactions, such as borrowing against its credit facility, to raise cash to meet redemption obligations or pursue other investment opportunities.
In certain circumstances, floating rate loans may not be deemed to be securities. As a result, the Portfolio may not have the protection of the anti-fraud provisions of the federal securities laws. In such cases, the Portfolio generally must rely on the contractual provisions in the loan agreement and common-law fraud protections under applicable state law.
The Portfolio may invest in foreign debt securities, which carry certain risks that are in addition to the usual risks inherent in domestic debt securities. These risks include those resulting from currency fluctuations, future adverse political or economic developments and possible imposition of currency exchange blockages or other foreign governmental laws or restrictions. These risks are likely to be greater in emerging markets than in developed markets. The ability of issuers of debt securities held by the Portfolio to meet their obligations may be affected by, among other things, economic or political developments in a specific country, industry or region.
(J) Indemnifications.  Under the Fund’s organizational documents, its officers and trustees are indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Portfolio enters into contracts with third-party service providers that contain a variety of representations and warranties and that may provide general indemnifications. The Portfolio's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio that have not yet occurred. The Manager believes that the risk of loss in connection with these potential indemnification obligations is remote. However, there can be no assurance that material liabilities related to such obligations will not arise in the future, which could adversely impact the Portfolio.
Note 3–Fees and Related Party Transactions
(A) Manager and Subadvisor. New York Life Investments, a registered investment adviser and an indirect, wholly-owned subsidiary of New York Life, serves as the Portfolio's Manager pursuant to an Amended and Restated Management Agreement ("Management Agreement"). The Manager provides offices, conducts clerical, recordkeeping and bookkeeping services and keeps most of the financial and accounting records required to be maintained by the Portfolio. Except for the portion of salaries and expenses that are the responsibility of the Portfolio, the Manager pays the salaries and expenses of all personnel affiliated with the Portfolio and certain operational expenses of the Portfolio. The Portfolio reimburses New York Life Investments in an amount equal to the portion of the compensation of the Chief Compliance Officer attributable to the Portfolio. NYL Investors LLC ("NYL Investors" or "Subadvisor"), a registered investment adviser and a direct, wholly-owned subsidiary of New York Life, serves as the Subadvisor to the Portfolio and is responsible for the day-to-day portfolio management of the Portfolio. Pursuant to the terms of a Subadvisory Agreement between New York Life Investments and NYL Investors, New York Life Investments pays for the services of the Subadvisor.
Pursuant to the Management Agreement, the Fund pays the Manager, on behalf of the Portfolio, a monthly fee for the services performed and the facilities furnished at an annual rate of the Portfolio's average daily net assets as follows: 0.60% up to $1 billion; 0.575% from $1 billion to $3 billion; and 0.565% in excess of $3 billion. During the year ended December 31, 2024, the effective management fee rate was 0.60% of the Portfolio's average daily net assets.
During the year ended December 31, 2024, New York Life Investments earned fees from the Portfolio in the amount of $5,755,428 and paid the Subadvisor fees in the amount of $2,877,714.
JPMorgan Chase Bank, N.A. ("JPMorgan") provides sub-administration and sub-accounting services to the Portfolio pursuant to an agreement with New York Life Investments. These services include calculating the daily NAVs of the Portfolio, maintaining the general ledger and sub-ledger accounts for the calculation of the Portfolio's NAVs, and assisting New York Life Investments in conducting various aspects of the Portfolio's administrative operations. For providing these services to the Portfolio, JPMorgan is compensated by New York Life Investments.
Pursuant to an agreement between the Fund and New York Life Investments, New York Life Investments is responsible for providing or procuring certain regulatory reporting services for the Portfolio. The Portfolio will reimburse New York Life Investments for the actual costs incurred by New York Life Investments in connection with providing or procuring these services for the Portfolio.
(B) Distribution and Service Fees.  The Fund, on behalf of the Portfolio, has entered into a distribution agreement with NYLIFE Distributors LLC (the “Distributor”), an affiliate of New York Life Investments. The Portfolio has adopted a distribution plan (the “Plan”) in accordance with the provisions of Rule 12b-1 under the 1940 Act. Under

36	NYLI VP Floating Rate Portfolio

the Plan, the Distributor has agreed to provide, through its affiliates or independent third parties, various distribution-related, shareholder and administrative support services to the Service Class shareholders. For its services, the Distributor is entitled to a combined distribution and service fee accrued daily and paid monthly at an annual rate of 0.25% of the average daily net assets attributable to the Service Class shares of the Portfolio.
Note 4-Federal Income Tax
As of December 31, 2024, the cost and unrealized appreciation (depreciation) of the Portfolio’s investment portfolio, including applicable derivative contracts and other financial instruments, as determined on a federal income tax basis, were as follows:
	Federal Tax Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Investments in Securities	$1,188,309,376	$7,560,928	$(22,227,833)	$(14,666,905)
As of December 31, 2024, the components of accumulated gain (loss) on a tax basis were as follows:
Ordinary Income	Accumulated Capital and Other Gain (Loss)	Other Temporary Differences	Unrealized Appreciation (Depreciation)	Total Accumulated Gain (Loss)
$3,119,288	$(67,817,917)	$(111,439)	$(14,660,909)	$(79,470,977)
The difference between book-basis and tax-basis unrealized appreciation (depreciation) is primarily due to interest accruals on defaulted securities.
As of December 31, 2024, for federal income tax purposes, capital loss carryforwards of $67,817,917, as shown in the table below, were available to the extent provided by the regulations to offset future realized gains of the Portfolio. Accordingly, no capital gains distributions are expected to be paid to shareholders until net gains have been realized in excess of such amounts.
Capital Loss Available Through	Short-Term Capital Loss Amounts (000’s)	Long-Term Capital Loss Amounts (000’s)
Unlimited	$4,491	$63,327
During the years ended December 31, 2024 and December 31, 2023, the tax character of distributions paid as reflected in the Statements of Changes in Net Assets was as follows:
	2024	2023
Distributions paid from:
Ordinary Income	$75,768,821	$67,883,883
Note 5–Commitments and Contingencies
As of December 31, 2024, the Portfolio had unfunded commitments pursuant to the following loan agreements:
Borrower	Unfunded Commitments	Unrealized Appreciation/ (Depreciation)
American Rock Salt Co. LLC, First Lien First Out Delayed Draw Commitment Term Loan 11.471%, (1 Month SOFR + 7.00%), due 6/9/28	$389,448	$4,172
Focus Financial Partners LLC, First Lien 2024 Delayed Draw Commitment Term Loan TBD, due 9/11/31	136,893	1,113
Graftech International Ltd., First Lien Delayed Term Loan TBD, due 11/13/29	1,311,527	—
Raven Acquisition Holdings LLC, First Lien 2024 Delayed Draw Term Loan TBD, due 10/24/31	106,846	711
SWF Holdings I Corp., First Lien Delayed Draw Commitment Term Loan TBD, due 12/19/29	1,428,571	—
Total	$3,373,285	$5,996
Commitments are available until maturity date.
Note 6–Custodian
JPMorgan is the custodian of cash and securities held by the Portfolio. Custodial fees are charged to the Portfolio based on the Portfolio's net assets and/or the market value of securities held by the Portfolio and the number of certain transactions incurred by the Portfolio.
Note 7–Line of Credit
The Portfolio and certain other funds managed by New York Life Investments maintain a line of credit with a syndicate of banks in order to secure a source of funds for temporary purposes to meet unanticipated or excessive redemption requests.
Effective July 23, 2024, under the credit agreement (the “Credit Agreement”), the aggregate commitment amount is $600,000,000 with an additional uncommitted amount of $100,000,000. The commitment fee is an annual rate of 0.15% of the average commitment amount payable quarterly, regardless of usage, to JPMorgan, who serves as the agent to the syndicate. The commitment fee is allocated among the Portfolio and certain other funds managed by New York Life Investments based upon their respective net assets and other factors. Interest on any revolving credit loan is charged based upon the Federal Funds Rate, Daily Simple SOFR + 0.10%, or the Overnight Bank Funding Rate, whichever is
37

Notes to Financial Statements (continued)
higher. The Credit Agreement expires on July 22, 2025, although the Portfolio, certain other funds managed by New York Life Investments and the syndicate of banks may renew the Credit Agreement for an additional year on the same or different terms or enter into a credit agreement with a different syndicate of banks. Prior to July 23, 2024, the aggregate commitment amount and the commitment fee were the same as those under the current Credit Agreement. During the year ended December 31, 2024, there were no borrowings made or outstanding with respect to the Portfolio under the Credit Agreement.
Note 8–Interfund Lending Program
Pursuant to an exemptive order issued by the SEC, the Portfolio, along with certain other funds managed by New York Life Investments, may participate in an interfund lending program. The interfund lending program provides an alternative credit facility that permits the Portfolio and certain other funds managed by New York Life Investments to lend or borrow money for temporary purposes directly to or from one another, subject to the conditions of the exemptive order. During the year ended December 31, 2024, there were no interfund loans made or outstanding with respect to the Portfolio.
Note 9–Purchases and Sales of Securities (in 000’s)
During the year ended December 31, 2024, purchases and sales of securities, other than short-term securities, were $539,930 and $251,657, respectively.
Note 10–Capital Share Transactions
Transactions in capital shares for the years ended December 31, 2024 and December 31, 2023, were as follows:
Initial Class	Shares	Amount
Year ended December 31, 2024:
Shares sold	25,703,801	$220,516,026
Shares issued to shareholders in reinvestment of distributions	2,834,047	24,289,476
Shares redeemed	(4,736,460)	(40,617,278)
Net increase (decrease)	23,801,388	$204,188,224
Year ended December 31, 2023:
Shares sold	1,190,046	$10,107,544
Shares issued to shareholders in reinvestment of distributions	2,323,880	19,710,895
Shares redeemed	(10,230,674)	(86,313,893)
Net increase (decrease)	(6,716,748)	$(56,495,454)

Service Class	Shares	Amount
Year ended December 31, 2024:
Shares sold	14,211,854	$121,953,975
Shares issued to shareholders in reinvestment of distributions	6,000,989	51,479,345
Shares redeemed	(16,189,347)	(138,886,667)
Net increase (decrease)	4,023,496	$34,546,653
Year ended December 31, 2023:
Shares sold	15,985,471	$135,671,023
Shares issued to shareholders in reinvestment of distributions	5,673,044	48,172,988
Shares redeemed	(14,837,542)	(125,949,547)
Net increase (decrease)	6,820,973	$57,894,464
Note 11–Recent Accounting Pronouncement
In December 2023, the FASB issued Accounting Standard Update No. 2023-09, Income Taxes (ASC 740) Improvements to Income Tax Disclosures (“ASU 2023-09”). The primary purpose of the amendments within ASU 2023-09 is to enhance the transparency and decision usefulness of income tax disclosures primarily related to the rate reconciliation table and income taxes paid information. The amendments in ASU 2023-09 require that public business entities on an annual basis (1) disclose specific categories in the rate reconciliation and (2) provide additional information for reconciling items that meet a quantitative threshold. In addition, the amendments in this ASU 2023-09 require that all entities disclose on an annual basis taxes paid disaggregated by; federal, state, foreign, and jurisdiction (when income taxes paid is equal to or greater than five percent of total income taxes paid). The amendments in ASU 2023-09 are effective for public business entities beginning after December 15, 2024. Early adoption is permitted for annual financial statements that have not yet been issued or made available for issuance. The amendments in ASU 2023-09 should be applied on a prospective basis. Retrospective application is permitted. Management is currently assessing the impact this standard will have on our financial statements as well as the method by which we will adopt the new standard. The Adviser does not expect the guidance to have a material impact to the Portfolio.
Note 12–Subsequent Events
In connection with the preparation of the financial statements of the Portfolio for the year ended December 31, 2024, events and transactions subsequent to December 31, 2024, through the date the financial statements were issued, have been evaluated by the Manager for possible adjustment and/or disclosure. No subsequent events requiring financial statement adjustment or disclosure have been identified.

38	NYLI VP Floating Rate Portfolio

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of New York Life Investments VP Funds Trust (formerly known as MainStay VP Funds Trust) and Shareholders of NYLI VP Floating Rate Portfolio (formerly known as MainStay VP Floating Rate Portfolio)
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of NYLI VP Floating Rate Portfolio (one of the portfolios constituting New York Life Investments VP Funds Trust, referred to hereafter as the “Portfolio”) as of December 31, 2024, the related statement of operations for the year ended December 31, 2024, the statements of changes in net assets for each of the two years in the period ended December 31, 2024, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2024 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Portfolio as of December 31, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2024 and the financial highlights for each of the five years in the period ended December 31, 2024 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Portfolio’s management. Our responsibility is to express an opinion on the Portfolio’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Portfolio in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2024 by correspondence with the custodians, transfer agent and agent banks; when replies were not received from agent banks, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
New York, New York
February 21, 2025
We have served as the auditor of one or more investment companies in the New York Life Investments group of funds since 1984.
39

Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
Included in the Statement of Operations within the Portfolio’s Financial Statements.
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Statement Regarding Basis for Approval of Investment Advisory Agreement and Subadvisory Agreement
The continuation of the Management Agreement with respect to each series (“Portfolio”) of the New York Life Investments VP Funds Trust (“Trust”) and New York Life Investment Management LLC (“New York Life Investments”) and each of the Subadvisory Agreements between New York Life Investments and each of American Century Investment Management, Inc., Brown Advisory LLC, Candriam, CBRE Investment Management Listed Real Assets LLC, Epoch Investment Partners, Inc., FIAM LLC, Janus Henderson Investors US LLC, MacKay Shields LLC, Newton Investment Management North America, LLC, NYL Investors LLC, Pacific Investment Management Company LLC, PineStone Asset Management Inc., Segall Bryant & Hamill, LLC, Wellington Management Company LLP and Winslow Capital Management, LLC (together, “Subadvisors”)1 with respect to the applicable Portfolio(s) (together, “Advisory Agreements”) is subject to annual review and approval by the Board of Trustees of the Trust (“Board”) in accordance with Section 15 of the Investment Company Act of 1940, as amended (“1940 Act”).  At its December 3–4, 2024 meeting, the Board, including the Trustees who are not an “interested person” (as such term is defined in the 1940 Act) of the Trust (“Independent Trustees”) voting separately, unanimously approved the continuation of each of the Advisory Agreements for each applicable Portfolio for a one-year period.
In reaching the decision to approve the continuation of each of the Advisory Agreements, the Board considered information and materials furnished by New York Life Investments and each Subadvisor in connection with an annual contract review process undertaken by the Board that took place at meetings of the Board and its Contracts Committee from September 2024 through December 2024, including information and materials furnished by New York Life Investments and each Subadvisor in response to requests prepared on behalf of the Board, and in consultation with the Independent Trustees, by independent legal counsel to the Independent Trustees, which encompassed a variety of topics, including those summarized below.  Information and materials requested by and furnished to the Board for consideration in connection with the contract review process included, among other items, reports on each Portfolio and “peer funds” prepared by Institutional Shareholder Services Inc. (“ISS”), an independent third-party service provider engaged by the Board to report objectively on each Portfolio’s investment performance, management fee and total expenses.  The Board also considered information on the fees charged to other investment advisory clients of New York Life Investments and/or each applicable Subadvisor that follow investment strategies similar to those of each Portfolio, if any, and, when applicable, the rationale for differences in each Portfolio’s management and subadvisory fees, as applicable, and the fees charged to those other investment advisory clients.  In addition, the Board considered information regarding the legal standards and fiduciary obligations applicable to its consideration of the continuation of each of the Advisory Agreements.  The contract review process, including the structure and format for information and materials provided to the Board, has been developed in consultation with the Board.  The Independent
Trustees also met in executive sessions with their independent legal counsel and, for portions thereof, with senior management of New York Life Investments.
The Board’s deliberations with respect to the continuation of each of the Advisory Agreements reflect a year-long process, and the Board also took into account information furnished to the Board and its Committees throughout the year, as deemed relevant and appropriate by the Trustees, including, among other items, reports on investment performance of each Portfolio and investment-related matters for each Portfolio as well as presentations from New York Life Investments and, generally annually, personnel of each Subadvisor.  In addition, the Board took into account other information provided by New York Life Investments throughout the year, including, among other items, periodic reports on legal and compliance matters, risk management, portfolio turnover, brokerage commissions and non-advisory services provided to each Portfolio by New York Life Investments, as deemed relevant and appropriate by the Trustees.
In addition to information provided to the Board throughout the year, the Board received information in connection with its June 2024 meeting provided specifically in response to requests prepared on behalf of the Board, and in consultation with the Independent Trustees, by independent legal counsel to the Independent Trustees regarding each Portfolio’s distribution arrangements.  In addition, the Board received information regarding each Portfolio’s asset levels, share purchase and redemption activity and the payment of Rule 12b-1 and/or certain other fees by the applicable share class(es) of each applicable Portfolio, among other information.
In considering the continuation of each of the Advisory Agreements, the Trustees reviewed and evaluated the information and factors they believed to reasonably be necessary and appropriate in light of legal advice furnished to them by independent legal counsel to the Independent Trustees and through the exercise of their own business judgment.  Although individual Trustees may have weighed certain factors or information differently and the Board did not consider any single factor or information controlling in reaching its decision, the factors that figured prominently in the Board’s consideration of the continuation of each of the Advisory Agreements with respect to each applicable Portfolio are summarized in more detail below and include, among other factors: (i) the nature, extent and quality of the services provided to the Portfolio by New York Life Investments and the Subadvisor(s), if applicable; (ii) the qualifications of the portfolio manager(s) of the Portfolio and the historical investment performance of the Portfolio, New York Life Investments and, if applicable, the Subadvisor(s); (iii) the costs of the services provided, and profits realized, by New York Life Investments and the Subadvisor(s), if applicable, with respect to their relationships with the Portfolio; (iv) the extent to which economies of scale have been realized or may be realized if the Portfolio grows and the extent to which any economies of scale have been shared, have benefited or may benefit the Portfolio’s

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shareholders; and (v) the reasonableness of the Portfolio’s management and, if applicable, subadvisory fees and total ordinary operating expenses.  Although the Board recognized that comparisons between each Portfolio’s fees and expenses and those of other funds are imprecise given different terms of agreements, variations in fund strategies and other factors, the Board considered the reasonableness of each Portfolio’s management fee and total ordinary operating expenses as compared to peer funds identified by ISS.  Throughout their considerations, the Trustees acknowledged the commitment of New York Life Investments and its affiliates to serve the New York Life Investments Group of Funds, as well as their capacity, experience, resources, financial stability and reputations.  The Trustees also acknowledged the entrepreneurial and other risks assumed by New York Life Investments in sponsoring and managing each Portfolio.  With respect to the Subadvisory Agreements, the Board took into account New York Life Investments’ recommendation to approve the continuation of each of the Subadvisory Agreements.
The Trustees noted that, throughout the year, the Trustees are afforded an opportunity to ask questions of, and request additional information or materials from, New York Life Investments and each Subadvisor.  The Board’s decision with respect to each of the Advisory Agreements may have also been based, in part, on the Board’s knowledge of New York Life Investments and each Subadvisor resulting from, among other things, the Board’s consideration of each of the Advisory Agreements in prior years, the advisory agreements for other funds in the New York Life Investments Group of Funds, the Board’s review throughout the year of the performance and operations of other funds in the New York Life Investments Group of Funds and each Trustee’s business judgment and industry experience.  In addition to considering the above-referenced factors, the Board observed that in the marketplace, notably under variable life insurance policies and variable annuity contracts for which each Portfolio serves as an investment option, there are a range of investment options available to investors and that each Portfolio’s shareholders, having had the opportunity to consider other investment options, have invested in the Portfolio.
The factors that figured prominently in the Board’s decision to approve the continuation of each of the Advisory Agreements during the Board’s December 3-4, 2024 meeting are summarized in more detail below.  The Board considered on a Portfolio-by-Portfolio basis the factors and information deemed relevant and appropriate by the Trustees to evaluate the continuation of each of the Advisory Agreements, and the Board’s decision was made separately with respect to each Portfolio.
Nature, Extent and Quality of Services Provided by New York Life Investments and the Subadvisors
The Board examined the nature, extent and quality of the services that New York Life Investments provides to each Portfolio.  The Board evaluated New York Life Investments’ experience and capabilities in serving as manager of each Portfolio and considered that each Portfolio with one or more Subadvisors operates in a “manager-of-managers” structure.  The Board also considered New York Life Investments’
responsibilities and services provided pursuant to this structure, including overseeing the services provided by each Subadvisor, evaluating the performance of each Subadvisor, making recommendations to the Board as to whether each Subadvisory Agreement should be renewed, modified or terminated and periodically reporting to the Board regarding the results of New York Life Investments’ evaluation and monitoring functions.  The Board noted that New York Life Investments manages other mutual funds, serves a variety of other investment advisory clients, including other pooled investment vehicles, and has experience overseeing mutual fund service providers, including subadvisors.  The Board considered the experience of senior personnel at New York Life Investments providing management and administrative and other non-advisory services to each Portfolio.  The Board observed that New York Life Investments devotes significant resources and time to providing management and administrative and other non-advisory services to each Portfolio, including, for Portfolios with one or more Subadvisors, New York Life Investments’ oversight and due diligence reviews of each Subadvisor and ongoing analysis of, and interactions with, each Subadvisor with respect to, among other things, the applicable Portfolio’s or Portfolios’ investment performance and risks as well as each Subadvisor’s investment capabilities and subadvisory services with respect to the applicable Portfolio(s).
The Board also considered the range of services that New York Life Investments provides to each Portfolio under the terms of the Management Agreement, including: (i) fund accounting and ongoing supervisory services provided by New York Life Investments’ Fund Administration and Accounting Group; (ii) investment supervisory and analytical services provided by New York Life Investments’ Investment Consulting Group; (iii) compliance services provided by the Trust’s Chief Compliance Officer as well as New York Life Investments’ compliance department; (iv) legal services provided by New York Life Investments’ Office of the General Counsel; and (v) risk management monitoring and analysis by compliance and investment personnel.  In addition, the Board considered New York Life Investments’ willingness to invest in personnel and other resources, such as cyber security, information security and business continuity planning, that may benefit each Portfolio and noted that New York Life Investments is responsible for compensating the Trust’s officers, except for a portion of the salary of the Trust’s Chief Compliance Officer.  The Board recognized that New York Life Investments provides certain other non-advisory services to each Portfolio and has over time provided an increasingly broad array of non-advisory services to the New York Life Investments Group of Funds as a result of regulatory and other developments.
The Board also examined the range, and the nature, extent and quality, of the investment advisory services that New York Life Investments and each Subadvisor provides to the applicable Portfolio(s) and considered the terms of each of the Advisory Agreements.  The Board evaluated New York Life Investments’ and each Subadvisor’s experience and performance in serving as investment adviser or subadvisor, respectively, to the applicable Portfolio(s) and advising other portfolios and New York Life Investments’ and each Subadvisor’s track record and experience in
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providing investment advisory services as well as the experience of investment advisory and other senior personnel at New York Life Investments and each Subadvisor.  The Board considered New York Life Investments’ and each Subadvisor’s overall resources, legal and compliance environment, capabilities, reputation, financial condition and history.  In addition to information provided in connection with quarterly meetings with the Trust’s Chief Compliance Officer, the Board considered information regarding the compliance policies and procedures of New York Life Investments and each Subadvisor.  The Board also considered New York Life Investments’ and each Subadvisor’s ability to recruit and retain qualified investment professionals and willingness to invest in personnel and other resources that may benefit the applicable Portfolio(s).  In this regard, the Board considered the qualifications and experience of each Portfolio’s portfolio manager(s), the number of accounts managed by the portfolio manager(s) and the method for compensating the portfolio manager(s).
Because the NYLI VP Conservative Allocation Portfolio, NYLI VP Moderate Allocation Portfolio, NYLI VP Growth Allocation Portfolio and NYLI VP Equity Allocation Portfolio (together, the “Allocation Portfolios”) invest substantially all their assets in other funds advised by New York Life Investments or its affiliates, the Board considered information from New York Life Investments regarding the investment rationale and process for the allocation among and selection of the underlying funds in which the Allocation Portfolios invest.
In addition, the Board considered information provided by New York Life Investments and each Subadvisor regarding their respective business continuity and disaster recovery plans.
Based on these considerations, among others, the Board concluded that each Portfolio would likely continue to benefit from the nature, extent and quality of these services.
Investment Performance
In evaluating each Portfolio’s investment performance, the Board considered investment performance results over various periods in light of each Portfolio’s investment objective and strategies.  The Board considered investment reports on, and analysis of, each Portfolio’s performance provided to the Board throughout the year, including each Portfolio’s investment performance compared to each Portfolio’s relevant benchmark(s).  With respect to each of the NYLI VP Hedge Multi-Strategy Portfolio and the NYLI VP S&P 500 Index Portfolio, the Board also considered information regarding the Portfolio’s tracking error relative to its benchmark(s). The Board also considered information provided by ISS showing the investment performance of each Portfolio as compared to peer funds.
The Board also took into account its discussions with senior management at New York Life Investments concerning each Portfolio’s investment performance over various periods as well as discussions between a representative(s) of each Subadvisor and the members of the Board’s Investment Committee, which generally occur on an annual basis. The
Board also took into account the following considerations with respect to certain Portfolios:
1. In considering the investment performance of the NYLI VP American Century Sustainable Equity Portfolio, the Board noted that the Portfolio underperformed its peer funds for the one-, five- and ten-year periods ended July 31, 2024, and performed favorably relative to its peer funds for the three-year period ended July 31, 2024.  The Board considered its discussions with representatives from New York Life Investments and American Century Investment Management, Inc. regarding the Portfolio’s investment performance.
2. In considering the investment performance of the NYLI VP Balanced Portfolio, the Board noted that the Portfolio underperformed its peer funds for the one-year period ended July 31, 2024, performed in line with its peer funds for the five- and ten-year periods ended July 31, 2024, and performed favorably relative to its peer funds for the three-year period ended July 31, 2024.  The Board considered its discussions with representatives from New York Life Investments, NYL Investors LLC and Wellington Management Company LLP regarding the Portfolio’s investment performance.
3. In considering the investment performance of the NYLI VP Bond Portfolio, the Board noted that the Portfolio underperformed its peer funds for the three- and five-year periods ended July 31, 2024, and performed in line with its peer funds for the one- and ten-year periods ended July 31, 2024.  The Board considered its discussions with representatives from New York Life Investments and NYL Investors LLC regarding the Portfolio’s investment performance.
4. In considering the investment performance of the NYLI VP Candriam Emerging Markets Equity Portfolio, the Board noted that the Portfolio underperformed its peer funds for the three-, five- and ten-year periods ended July 31, 2024, and performed in line with its peer funds for the one-year period ended July 31, 2024.  The Board considered its discussions with representatives from New York Life Investments and Candriam regarding the Portfolio’s investment performance.
5. In considering the investment performance of the NYLI VP CBRE Global Infrastructure Portfolio, the Board noted that the Portfolio underperformed its peer funds for the five-year period ended July 31, 2024, and performed in line with its peer funds for the one- and three-year periods ended July 31, 2024.  The Board considered its discussions with representatives from New York Life Investments and CBRE Investment Management Listed Real Assets LLC regarding the Portfolio’s investment performance.
6. In considering the investment performance of the NYLI VP Hedge Multi-Strategy Portfolio, the Board noted that the Portfolio underperformed its peer funds for the three-, five- and ten-year periods ended July 31, 2024, and performed in line with its peer funds for the one-year period ended July 31, 2024.  The Board considered its discussions with representatives from New York Life Investments regarding the Portfolio’s investment performance.
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7. In considering the investment performance of the NYLI VP MacKay U.S. Infrastructure Bond Portfolio, the Board noted that the Portfolio underperformed its peer funds for the one-, five- and ten-year periods ended July 31, 2024, and performed favorably relative to its peer funds for the three-year period ended July 31, 2024.  The Board considered its discussions with representatives from New York Life Investments and MacKay Shields LLC regarding the Portfolio’s investment performance.
8. In considering the investment performance of the NYLI VP PineStone International Equity Portfolio, the Board noted that the Portfolio underperformed its peer funds for the one-, three-, five- and ten-year periods ended July 31, 2024.  The Board considered its discussions with representatives from New York Life Investments and PineStone Asset Management Inc. regarding the Portfolio’s investment performance.
9. With respect to the NYLI VP Schroders Mid Cap Opportunities Portfolio, the Board considered its discussions with representatives from New York Life Investments regarding the Portfolio’s investment performance and the Board’s approval of a new subadvisory agreement between New York Life Investments and Schroder Investment Management North America Inc. with respect to the Portfolio and approval to reposition the Portfolio, effective August 12, 2024.
10. In considering the investment performance of the NYLI VP Wellington Small Cap Portfolio, the Board noted that the Portfolio underperformed its peer funds for the three- and five-year periods ended July 31, 2024, and performed favorably relative to its peer funds for the one-year period ended July 31, 2024.  The Board considered its discussions with representatives from New York Life Investments and Wellington Management Company LLP regarding the Portfolio’s investment performance.
Based on these considerations, among others, the Board concluded that its review of each Portfolio’s investment performance and related information supported a determination to approve the continuation of each of the Advisory Agreements.
Costs of the Services Provided, and Profits and Other Benefits Realized, by New York Life Investments and the Subadvisors
Portfolios with Affiliated Subadvisors
The Board considered the costs of the services provided under each of the Advisory Agreements.  The Board also considered the profitability of New York Life Investments and its affiliates, including each Affiliated Subadvisor, due to their relationships with the applicable Portfolio(s) as well as of New York Life Investments and its affiliates due to their relationships with the New York Life Investments Group of Funds.  Because each Affiliated Subadvisor is an affiliate of New York Life Investments whose subadvisory fee is paid by New York Life Investments, not the applicable Portfolio(s), the Board considered cost and profitability information for New York Life Investments and each Affiliated Subadvisor in the aggregate.
In addition, the Board acknowledged the difficulty in obtaining reliable comparative data about mutual fund managers’ profitability because such information generally is not publicly available and may be impacted by numerous factors, including the structure of a fund manager’s organization, the types of funds it manages, the methodology used to allocate certain fixed costs to specific funds and the manager’s capital structure and costs of capital.
In evaluating the costs of the services provided by New York Life Investments and each Affiliated Subadvisor, and profitability of New York Life Investments and its affiliates, including each Affiliated Subadvisor, due to their relationships with the applicable Portfolio(s), the Board considered, among other factors, New York Life Investments’ and its affiliates’, including each Affiliated Subadvisor’s, continuing investments in, or willingness to invest in, personnel and other resources that may support and further enhance the management of such Portfolio(s), and that New York Life Investments is responsible for paying the subadvisory fee for such Portfolio(s).  The Board also considered the financial resources of New York Life Investments and each Affiliated Subadvisor and acknowledged that New York Life Investments and each Affiliated Subadvisor must be in a position to recruit and retain experienced professional personnel and to maintain a strong financial position for New York Life Investments and each Affiliated Subadvisor to continue to provide high-quality services to the applicable Portfolio(s).  The Board recognized that each Portfolio benefits from the allocation of certain fixed costs among the funds in the New York Life Investments Group of Funds, among other expected benefits resulting from its relationship with New York Life Investments.
The Board considered information regarding New York Life Investments’ methodology for calculating profitability and allocating costs provided by New York Life Investments in connection with the fund profitability analysis presented to the Board.  The Board concluded that New York Life Investments’ methods for allocating costs and procedures for estimating overall profitability of the relationship with the funds in the New York Life Investments Group of Funds were reasonable.  The Board recognized the difficulty in calculating and evaluating a manager’s profitability with respect to each Portfolio and considered that other profitability methodologies may also be reasonable.
The Board also considered certain fall-out benefits that may be realized by New York Life Investments and its affiliates, including each Affiliated Subadvisor, due to their relationships with the applicable Portfolio(s), including reputational and other indirect benefits.  The Board recognized, for example, the benefits to certain Affiliated Subadvisors from legally permitted “soft-dollar” arrangements by which brokers provide research and other services to each such Affiliated Subadvisor in exchange for commissions paid by the applicable Portfolio(s) with respect to trades in such Portfolio(s)’s portfolio securities.  In addition, except with respect to the NYLI VP U.S. Government Money Market Portfolio, the Board considered its review of the management agreement for a money market fund advised by New York Life Investments and an Affiliated Subadvisor that serves as an investment option for each Portfolio, including the potential rationale for and costs associated with investments in this money market fund by each Portfolio, if any, and considered information from New York Life Investments that the nature and type of specific
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investment advisory services provided to this money market fund are distinct from, or in addition to, the investment advisory services provided to each Portfolio.  In addition, the Board considered the potential dividend received tax deduction for insurance company affiliates of New York Life Investments from each Portfolio’s securities lending activity.
The Board noted that each Portfolio serves as an investment option primarily under variable contracts issued by affiliates of New York Life Investments that would receive fees under those contracts.  The Board observed that, in addition to fees earned by New York Life Investments under the Management Agreement for managing each Portfolio, New York Life Investments’ affiliates also earn revenues from serving each Portfolio in various other capacities, including as each Portfolio’s distributor, and insurance companies affiliated with New York Life Investments would be entitled to receive fees from each applicable Portfolio under a distribution and service plan adopted pursuant to Rule 12b-1 under the 1940 Act.  The Board considered information about these other revenues in the context of the profitability of the relationship with each Portfolio to New York Life Investments and its affiliates.  The Board noted that, although it assessed the overall profitability of the relationship with each Portfolio to New York Life Investments and its affiliates as part of the contract review process, when considering the reasonableness of the fee paid to New York Life Investments under the Management Agreement, the Board considered the profitability of New York Life Investments’ relationship with each Portfolio on a pre-tax basis and without regard to distribution expenses incurred by New York Life Investments from its own resources.
After evaluating the information deemed relevant by the Trustees, the Board concluded that any profits realized by New York Life Investments and its affiliates, including each Affiliated Subadvisor, due to their relationships with the applicable Portfolio(s) were not excessive and other expected benefits that may accrue to New York Life Investments and its affiliates, including each Affiliated Subadvisor, are reasonable.
Portfolios with one or more Unaffiliated Subadvisors (except for the NYLI VP Dimensional U.S. Equity Portfolio and NYLI VP Schroders Mid Cap Opportunities Portfolio)
The Board considered the costs of the services provided under each of the Advisory Agreements.  The Board also considered the profitability of New York Life Investments and its affiliates and each Unaffiliated Subadvisor due to their relationships with the applicable Portfolio(s) as well as of New York Life Investments and its affiliates due to their relationships with the New York Life Investments Group of Funds.  With respect to the profitability of each Unaffiliated Subadvisor’s relationship with the applicable Portfolio(s), the Board considered information from New York Life Investments that each Unaffiliated Subadvisor’s subadvisory fee reflected an arm’s-length negotiation and that this fee is paid by New York Life Investments, not the applicable Portfolio(s), and the relevance of each Unaffiliated Subadvisor’s profitability was considered by the Trustees in that context.  On this basis, the Board primarily considered the costs and profitability for New York Life Investments and its affiliates with respect to the applicable Portfolio(s).
In addition, the Board acknowledged the difficulty in obtaining reliable comparative data about mutual fund managers’ profitability because such information generally is not publicly available and may be impacted by numerous factors, including the structure of a fund manager’s organization, the types of funds it manages, the methodology used to allocate certain fixed costs to specific funds and the manager’s capital structure and costs of capital.
In evaluating the costs of the services provided by New York Life Investments and each Unaffiliated Subadvisor, and profitability of New York Life Investments and its affiliates and each Unaffiliated Subadvisor due to their relationships with the applicable Portfolio(s), the Board considered, among other factors, New York Life Investments’ and its affiliates’ and each Unaffiliated Subadvisor’s continuing investments in, or willingness to invest in, personnel and other resources that may support and further enhance the management of such Portfolio(s), and that New York Life Investments is responsible for paying the subadvisory fee for such Portfolio(s).  The Board also considered the financial resources of New York Life Investments and each Unaffiliated Subadvisor and acknowledged that New York Life Investments and each Unaffiliated Subadvisor must be in a position to recruit and retain experienced professional personnel and to maintain a strong financial position for New York Life Investments and the Unaffiliated Subadvisor to continue to provide high-quality services to the applicable Portfolio(s).  The Board recognized that each Portfolio benefits from the allocation of certain fixed costs among the funds in the New York Life Investments Group of Funds, among other expected benefits resulting from its relationship with New York Life Investments.
The Board considered information regarding New York Life Investments’ methodology for calculating profitability and allocating costs provided by New York Life Investments in connection with the fund profitability analysis presented to the Board.  The Board concluded that New York Life Investments’ methods for allocating costs and procedures for estimating overall profitability of the relationship with the funds in the New York Life Investments Group of Funds were reasonable.  The Board recognized the difficulty in calculating and evaluating a manager’s profitability with respect to each Portfolio and considered that other profitability methodologies may also be reasonable.
The Board also considered certain fall-out benefits that may be realized by New York Life Investments and its affiliates and each Unaffiliated Subadvisor and its affiliates due to their relationships with the applicable Portfolio(s), including reputational and other indirect benefits.  The Board recognized, for example, the benefits to certain Unaffiliated Subadvisors from legally permitted “soft-dollar” arrangements by which brokers provide research and other services to each such Unaffiliated Subadvisor in exchange for commissions paid by the applicable Portfolio(s) with respect to trades in such Portfolio(s)’s portfolio securities.  In this regard, the Board also requested and considered information from New York Life Investments concerning other material business relationships between each Unaffiliated Subadvisor and its affiliates and New York Life Investments and its affiliates. The Board further considered the existence of a strategic partnership between New York Life Investments and each of
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CBRE Investment Management Listed Real Assets LLC, Epoch Investment Partners, Inc., PineStone Asset Management Inc., Wellington Management Company LLP and Winslow Capital Management, LLC that relates to certain current and future products and represents a potential conflict of interest associated with New York Life Investments’ recommendation to approve the continuation of the applicable Subadvisory Agreements. In addition, the Board considered its review of the management agreement for a money market fund advised by New York Life Investments and an Affiliated Subadvisor that serves as an investment option for each Portfolio, including the potential rationale for and costs associated with investments in this money market fund by each Portfolio, if any, and considered information from New York Life Investments that the nature and type of specific investment advisory services provided to this money market fund are distinct from, or in addition to, the investment advisory services provided to each Portfolio.  In addition, the Board considered the potential dividend received tax deduction for insurance company affiliates of New York Life Investments from each Portfolio’s securities lending activity.
The Board noted that each Portfolio serves as an investment option primarily under variable contracts issued by affiliates of New York Life Investments that would receive fees under those contracts.  The Board observed that, in addition to fees earned by New York Life Investments under the Management Agreement for managing each Portfolio, New York Life Investments’ affiliates also earn revenues from serving each Portfolio in various other capacities, including as each Portfolio’s distributor, and insurance companies affiliated with New York Life Investments would be entitled to receive fees from each Portfolio under a distribution and service plan adopted pursuant to Rule 12b-1 under the 1940 Act.  The Board considered information about these other revenues in the context of the profitability of the relationship with each Portfolio to New York Life Investments and its affiliates.  The Board noted that, although it assessed the overall profitability of the relationship with each Portfolio to New York Life Investments and its affiliates as part of the contract review process, when considering the reasonableness of the fee paid to New York Life Investments under the Management Agreement, the Board considered the profitability of New York Life Investments’ relationship with each Portfolio on a pre-tax basis and without regard to distribution expenses incurred by New York Life Investments from its own resources.
After evaluating the information deemed relevant by the Trustees, the Board concluded that any profits realized by New York Life Investments and its affiliates due to their relationships with the applicable Portfolio(s) were not excessive, other expected benefits that may accrue to New York Life Investments and its affiliates are reasonable and other expected benefits that may accrue to each Unaffiliated Subadvisor and its affiliates are consistent with those expected for a subadvisor to a mutual fund.  With respect to each Unaffiliated Subadvisor, the Board considered that any profits realized by such Unaffiliated Subadvisor due to its relationship with the applicable Portfolio(s) are the result of arm’s-length negotiations between New York Life Investments and such Unaffiliated Subadvisor, acknowledging that any such profits are based on the subadvisory fee paid to such Unaffiliated Subadvisor by New York Life Investments, not the applicable Portfolio(s).
Allocation Portfolios, NYLI VP Dimensional U.S. Equity Portfolio, NYLI VP Hedge Multi-Strategy Portfolio, NYLI VP Schroders Mid Cap Opportunities Portfolio and NYLI VP S&P 500 Index Portfolio
The Board considered the costs of the services provided under the Management Agreement.  The Board also considered the profitability of New York Life Investments and its affiliates due to their relationships with each Portfolio as well as of New York Life Investments and its affiliates due to their relationships with the New York Life Investments Group of Funds.
In addition, the Board acknowledged the difficulty in obtaining reliable comparative data about mutual fund managers’ profitability because such information generally is not publicly available and may be impacted by numerous factors, including the structure of a fund manager’s organization, the types of funds it manages, the methodology used to allocate certain fixed costs to specific funds and the manager’s capital structure and costs of capital.
In evaluating the costs of the services provided by New York Life Investments, and profitability of New York Life Investments and its affiliates due to their relationships with each Portfolio, the Board considered, among other factors, New York Life Investments’ and its affiliates’ continuing investments in, or willingness to invest in, personnel and other resources that may support and further enhance the management of each Portfolio.  The Board also considered the financial resources of New York Life Investments and acknowledged that New York Life Investments must be in a position to recruit and retain experienced professional personnel and to maintain a strong financial position for New York Life Investments to continue to provide high-quality services to each Portfolio.  The Board recognized that each Portfolio benefits from the allocation of certain fixed costs among the funds in the New York Life Investments Group of Funds, among other expected benefits resulting from its relationship with New York Life Investments.
The Board considered information regarding New York Life Investments’ methodology for calculating profitability and allocating costs provided by New York Life Investments in connection with the fund profitability analysis presented to the Board.  The Board concluded that New York Life Investments’ methods for allocating costs and procedures for estimating overall profitability of the relationship with the funds in the New York Life Investments Group of Funds were reasonable.  The Board recognized the difficulty in calculating and evaluating a manager’s profitability with respect to each Portfolio and considered that other profitability methodologies may also be reasonable.
The Board also considered certain fall-out benefits that may be realized by New York Life Investments and its affiliates due to their relationships with each Portfolio, including reputational and other indirect benefits.  In addition, the Board considered its review of the management agreement for a money market fund advised by New York Life Investments and an Affiliated Subadvisor that serves as an investment option for each
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Portfolio, including the potential rationale for and costs associated with investments in this money market fund by each Portfolio, if any, and considered information from New York Life Investments that the nature and type of specific investment advisory services provided to this money market fund are distinct from, or in addition to, the investment advisory services provided to each Portfolio.  In addition, the Board considered the potential dividend received tax deduction for insurance company affiliates of New York Life Investments from each Portfolio’s securities lending activity.
The Board noted that each Portfolio serves as an investment option primarily under variable contracts issued by affiliates of New York Life Investments that would receive fees under those contracts.  The Board observed that, in addition to fees earned by New York Life Investments under the Management Agreement for managing each Portfolio, New York Life Investments’ affiliates also earn revenues from serving each Portfolio in various other capacities, including as each Portfolio’s distributor, and insurance companies affiliated with New York Life Investments would be entitled to receive fees from each Portfolio under a distribution and service plan adopted pursuant to Rule 12b-1 under the 1940 Act.  The Board considered information about these other revenues in the context of the profitability of the relationship with each Portfolio to New York Life Investments and its affiliates.  The Board noted that, although it assessed the overall profitability of the relationship with each Portfolio to New York Life Investments and its affiliates as part of the contract review process, when considering the reasonableness of the fee paid to New York Life Investments under the Management Agreement, the Board considered the profitability of New York Life Investments’ relationship with each Portfolio on a pre-tax basis and without regard to distribution expenses incurred by New York Life Investments from its own resources.
The Board noted that the Allocation Portfolios do not pay a management fee for the allocation and other management services provided by New York Life Investments under the Management Agreement but that shareholders of the Allocation Portfolios indirectly pay their pro rata share of the fees and expenses of the underlying funds in which the Allocation Portfolios invest.  The Board considered that the Allocation Portfolios’ investments in underlying funds managed by New York Life Investments or its affiliates indirectly benefit New York Life Investments or its affiliates.  The Board noted that it considers the profits realized by New York Life Investments and its affiliates with respect to the underlying New York Life Investments Funds as part of the annual contract review process for those funds.
After evaluating the information deemed relevant by the Trustees, the Board concluded that any profits realized by New York Life Investments and its affiliates due to their relationships with each Portfolio were not excessive.
Management and Subadvisory Fees and Total Ordinary Operating Expenses
The Board evaluated the reasonableness of the fee paid under each of the Advisory Agreements and each Portfolio’s total ordinary operating expenses.  With respect to the management fee and subadvisory fee for each Portfolio with one of more Subadvisors, the Board primarily considered the reasonableness of the management fee paid by the Portfolio to New York Life Investments because the subadvisory fee paid to each Subadvisor is paid by New York Life Investments, not the Portfolio.  The Board also considered the reasonableness of the subadvisory fee paid by New York Life Investments and the amount of the management fee retained by New York Life Investments with respect to each Portfolio with one or more Subadvisors.
In assessing the reasonableness of each Portfolio’s fees and expenses, the Board primarily considered comparative data provided by ISS on the fees and expenses of similar mutual funds managed by other investment advisers.  The Board considered New York Life Investments’ process for monitoring and addressing potential conflicts of interest in the selection of underlying funds.  In addition, the Board considered information provided by New York Life Investments and each Subadvisor on fees charged to other investment advisory clients, including institutional separate accounts and/or other funds, that follow investment strategies similar to those of the applicable Portfolio(s), if any.  The Board considered the contractual management fee schedule for each Portfolio as compared to those for such other investment advisory clients, taking into account the rationale for differences in fee schedules.  The Board also took into account information provided by New York Life Investments about the more extensive scope of services provided to registered investment companies, such as each Portfolio, as compared with other investment advisory clients.  Additionally, the Board considered the impact of contractual breakpoints, voluntary waivers and/or expense limitation arrangements, as applicable, on each Portfolio’s net management fee and expenses.  The Board also considered that in proposing fees for each Portfolio, New York Life Investments considers the competitive marketplace for mutual funds.
The Board also took into account the following considerations with respect to certain Portfolios:
1. With respect to the NYLI VP CBRE Global Infrastructure Portfolio, the Board considered its discussions with representatives from New York Life Investments regarding the total net expenses paid by the Portfolio.
2. With respect to the NYLI VP Winslow Large Cap Growth Portfolio, the Board considered its discussions with representatives from New York Life Investments regarding the management fee paid by the Portfolio.
3. With respect to the NYLI VP Hedge Multi-Strategy Portfolio, the Board considered its discussions with representatives from New York Life Investments regarding the management fee paid by the Portfolio.
Because the Allocation Portfolios do not pay a management fee to New York Life Investments, the Board considered the reasonableness of fees and expenses the Allocation Portfolios indirectly pay by investing in underlying funds that charge a management fee.  Additionally, because the Allocation Portfolios invest substantially all their assets in other funds advised by New York Life Investments or its affiliates, the Board also considered information provided by New York Life Investments regarding the fees and expenses associated with the Allocation Portfolios’
47

investments in other funds, including New York Life Investments’ finding that the applicable Allocation Portfolio’s fees and expenses do not duplicate the fees and expenses of the corresponding acquired fund (when required by Rule 12d1-4 under the 1940 Act).   Because the NYLI VP Hedge Multi-Strategy Portfolio invests primarily in ETFs, the Board also considered information provided by New York Life Investments regarding the fees and expenses associated with the Portfolio’s investments in ETFs, including New York Life Investments’ finding that the Portfolio’s fees and expenses do not duplicate the fees and expenses of the corresponding acquired ETF (when required by Rule 12d1-4 under the 1940 Act).
Additionally, with respect to the NYLI VP MacKay Convertible Portfolio, the Board noted that NYLIM Service Company LLC, an affiliate of New York Life Investments, serves as the transfer agent and dividend disbursing agent for the Service Class and Service 2 Class Shares of the Portfolio but that the Service Class and Service 2 Class Shares do not incur any fees for these services.
The Board further noted that, in certain prior years, New York Life Investments had provided support to the NYLI VP Government U.S. Money Market Portfolio in the form of voluntary waivers and/or reimbursements of fees and expenses in order to maintain a positive yield.
Based on the factors outlined above, among other considerations, the Board concluded that each Portfolio’s management fee and total ordinary operating expenses are within a range that is competitive and support a conclusion that these fees and expenses are reasonable.
Economies of Scale
The Board considered information regarding economies of scale, including whether economies of scale may exist with respect to each Portfolio and whether each Portfolio’s management fee and expense structure permits economies of scale, if any, to be appropriately shared with each Portfolio’s shareholders.  The Board also considered a report from New York Life Investments, previously prepared at the request of the Board, that addressed economies of scale, including with respect to the mutual fund business generally, and the various ways in which the benefits of economies of scale may be shared with the funds in the New York Life Investments Group of Funds.  Although the Board recognized the difficulty of determining economies of scale with precision, the Board acknowledged that economies of scale may be shared with each Portfolio in a number of ways, including, for example, through the imposition of fee breakpoints, initially setting management fee rates at scale or making additional investments to enhance the services provided to each Portfolio.  The Board reviewed information from New York Life Investments showing how each Portfolio’s management fee schedule compared to fee schedules of other funds and accounts managed by New York Life Investments.  The Board also reviewed information from ISS showing how each Portfolio’s management fee schedule compared with fees paid for similar services by peer funds at varying asset levels.  The Board noted that the Allocation Portfolios do not pay a management fee and that the Board separately considers economies of scale as part of its review of the management agreements of underlying New York Life Investments Funds in which the Allocation Portfolios invest and the benefit of any breakpoints in the management fee schedules for the underlying New York Life Investments Funds would pass through to shareholders of the Allocation Portfolios at the specified levels of underlying New York Life Investments Fund assets.
Based on this information, the Board concluded that economies of scale, if any, are appropriately shared for the benefit of each Portfolio’s shareholders through the Portfolio’s management fee and expense structure and other methods to share benefits from economies of scale.
Conclusion
On the basis of the information and factors summarized above, among other information and factors deemed relevant by the Trustees, and the evaluation thereof on a Portfolio-by-Portfolio basis, the Board, including the Independent Trustees voting separately, unanimously voted to approve the continuation of each of the Advisory Agreements for each applicable Portfolio.
1    Candriam, MacKay Shields LLC and NYL Investors LLC are referred to herein as the “Affiliated Subadvisors.” American Century Investment Management, Inc., Brown Advisory LLC, CBRE Investment Management Listed Real Assets LLC, Epoch Investment Partners, Inc., FIAM LLC, Janus Henderson Investors US LLC, Newton Investment Management North America, LLC, Pacific Investment Management Company LLC, PineStone Asset Management Inc., Segall Bryant & Hamill, LLC, Wellington Management Company LLP and Winslow Capital Management, LLC are referred to herein as the “Unaffiliated Subadvisors.”
“New York Life Investments” is both a service mark, and the common trade name, of certain investment advisors affiliated with New York Life Insurance Company. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
48

NYLI VP U.S. Government Money Market Portfolio
(formerly known as MainStay VP U.S. Government Money Market Portfolio)

Annual Report - Financial Statements and Other Information
December 31, 2024

Portfolio of Investments December 31, 2024†^
	Principal Amount	Value
Short-Term Investments 100.0%
Government Agency Debt 35.2%
Federal Agricultural Mortgage Corp.
4.41%, due 8/13/25	$ 20,000,000	$ 20,000,000
4.43%, due 12/12/25	20,000,000	20,000,000
Federal Farm Credit Banks Funding Corp.
4.425%, due 12/2/25	10,000,000	10,000,000
Federal Home Loan Banks
4.305%, due 2/12/25	62,000,000	61,690,693
4.351%, due 1/2/25	40,000,000	39,995,178
Federal National Mortgage Association
4.492%, due 1/3/25	35,000,000	34,991,328
Tennessee Valley Authority
4.337%, due 1/15/25	50,750,000	50,664,698
4.339%, due 1/22/25	35,000,000	34,911,800
4.385%, due 1/8/25	20,000,000	19,983,006
Total Government Agency Debt (Cost $292,236,703)		292,236,703
Treasury Debt 41.9%
U.S. Treasury Bills (a)
4.244%, due 1/14/25	63,000,000	62,903,767
4.249%, due 1/21/25	75,300,000	75,122,815
4.271%, due 1/30/25	100,000,000	99,657,639
4.296%, due 2/6/25	27,000,000	26,884,575
4.374%, due 1/7/25	70,000,000	69,949,140
4.391%, due 1/2/25	13,000,000	12,998,420
Total Treasury Debt (Cost $347,516,356)		347,516,356
Treasury Repurchase Agreements 22.9%
BMO Capital Markets 4.44%, dated 12/31/24 due 1/2/25 Proceeds at Maturity $20,000,063 (Collateralized by United States Treasury security with a rate of 3.25% and with maturity date of 05/15/42, with a Principal Amount of $24,894,800 and an aggregate Market Value, including accrued interest, of $20,400,065)	20,000,000	20,000,000
	Principal Amount	Value

Treasury Repurchase Agreements (continued)
BofA Securities, Inc.
4.44%, dated 12/31/24
due 1/2/25
Proceeds at Maturity $75,000,000
(Collateralized by United States Treasury securities with rates between 0.00% and 4.625% and maturity dates between 10/31/26 and 08/15/51, with a Principal Amount of $76,974,350 and an aggregate Market Value, including accrued interest, of $76,500,000)	$ 75,000,000	$ 75,000,000
RBC Capital Markets 4.44%, dated 12/31/24 due 1/2/25 Proceeds at Maturity $25,220,268 (Collateralized by United States Treasury securities with rates between 3.125% and 6.00% and maturity dates between 02/15/26 and 08/15/43, with a Principal Amount of $26,091,300 and an aggregate Market Value, including accrued interest, of $25,724,674)	25,214,000	25,214,000
Scotia Capital, Inc. 4.44%, dated 12/31/24 due 1/2/25 Proceeds at Maturity $25,000,071 (Collateralized by United States Treasury securities with rates between 0.75% and 3.25% and maturity dates between 03/15/25 and 08/15/42, with a Principal Amount of $33,484,700 and an aggregate Market Value, including accrued interest, of $25,500,072)	25,000,000	25,000,000

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
3

Portfolio of Investments December 31, 2024†^ (continued)
	Principal Amount	Value
Short-Term Investments (continued)
Treasury Repurchase Agreements (continued)
TD Securities,Inc.
4.45%, dated 12/31/24
due 1/2/25
Proceeds at Maturity $45,000,084
(Collateralized by United States Treasury securities with rates between 1.625% and 2.875% and maturity dates between 05/31/25 and 02/15/32, with a Principal Amount of $49,906,300 and an aggregate Market Value, including accrued interest, of $45,900,085)	$ 45,000,000	$ 45,000,000
Total Treasury Repurchase Agreements (Cost $190,214,000)		190,214,000
Total Short-Term Investments (Cost $829,967,059)	100.0%	829,967,059
Other Assets, Less Liabilities	0.0‡	42,658
Net Assets	100.0%	$ 830,009,717

†	Percentages indicated are based on Portfolio net assets.
^	Industry classifications may be different than those used for compliance monitoring purposes.
‡	Less than one-tenth of a percent.
(a)	Interest rate shown represents yield to maturity.
The following is a summary of the fair valuations according to the inputs used as of December 31, 2024, for valuing the Portfolio’s assets:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Short-Term Investments
Government Agency Debt	$ —	$ 292,236,703	$ —	$ 292,236,703
Treasury Debt	—	347,516,356	—	347,516,356
Treasury Repurchase Agreements	—	190,214,000	—	190,214,000
Total Investments in Securities	$ —	$ 829,967,059	$ —	$ 829,967,059

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
4	NYLI VP U.S. Government Money Market Portfolio

Statement of Assets and Liabilities as of December 31, 2024
Assets
Investment in securities, at value (amortized cost $639,753,059)	$639,753,059
Repurchase agreements, at value (amortized cost $190,214,000)	190,214,000
Cash	6,001
Receivables:
Interest	231,533
Other assets	4,621
Total assets	830,209,214
Liabilities
Payables:
Manager (See Note 3)	162,683
Professional fees	30,326
Custodian	6,020
Shareholder communication	345
Trustees	100
Accrued expenses	23
Total liabilities	199,497
Net assets	$830,009,717
Composition of Net Assets
Shares of beneficial interest outstanding (par value of $.001 per share) unlimited number of shares authorized	$829,925
Additional paid-in-capital	829,164,338
829,994,263
Total distributable earnings (loss)	15,454
Net assets	$830,009,717
Initial Class
Net assets applicable to outstanding shares	$830,009,717
Shares of beneficial interest outstanding	829,924,678
Net asset value per share outstanding	$1.00

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
5

Statement of Operations for the year ended December 31, 2024
Investment Income (Loss)
Income
Interest	$44,170,819
Expenses
Manager (See Note 3)	3,215,278
Professional fees	103,049
Shareholder communication	58,470
Custodian	26,098
Trustees	21,373
Miscellaneous	68,972
Total expenses before waiver/reimbursement	3,493,240
Expense waiver/reimbursement from Manager (See Note 3)	(1,114,580)
Net expenses	2,378,660
Net investment income (loss)	41,792,159
Realized Gain (Loss)
Net realized gain (loss) on investments	4,259
Net increase (decrease) in net assets resulting from operations	$41,796,418
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
6	NYLI VP U.S. Government Money Market Portfolio

Statements of Changes in Net Assets
for the years ended December 31, 2024 and December 31, 2023
	2024	2023
Increase (Decrease) in Net Assets
Operations:
Net investment income (loss)	$41,792,159	$42,041,304
Net realized gain (loss)	4,259	10,901
Net increase (decrease) in net assets resulting from operations	41,796,418	42,052,205
Distributions to shareholders:
Initial Class	(41,792,158)	(42,041,305)
Capital share transactions:
Net proceeds from sales of shares	522,198,334	819,313,638
Net asset value of shares issued to shareholders in reinvestment of distributions	41,792,158	42,041,305
Cost of shares redeemed	(851,661,876)	(601,012,209)
Increase (decrease) in net assets derived from capital share transactions	(287,671,384)	260,342,734
Net increase (decrease) in net assets	(287,667,124)	260,353,634
Net Assets
Beginning of year	1,117,676,841	857,323,207
End of year	$830,009,717	$1,117,676,841
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
7

Financial Highlights selected per share data and ratios
	Year Ended December 31,
Initial Class	2024	2023	2022	2021	2020
Net asset value at beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income (loss)	0.05	0.05	0.01	0.00‡	0.00‡
Net realized and unrealized gain (loss) on investments	0.00‡	0.00‡	0.00‡	0.00	0.00
Total from investment operations	0.05	0.05	0.01	0.00‡	0.00‡
Less distributions:
From net investment income	(0.05)	(0.05)	(0.01)	(0.00)‡	0.00‡
Net asset value at end of year	$1.00	$1.00	$1.00	$1.00	$1.00
Total investment return (a)	5.02%	4.81%	1.29%	0.01%	0.24%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	4.92%	4.72%	1.40%	0.01%	0.15%
Net expenses	0.28%	0.28%	0.24%	0.04%	0.16%
Expenses (before waiver/reimbursement)	0.41%	0.40%	0.40%	0.41%	0.42%
Net assets at end of year (in 000's)	$830,010	$1,117,677	$857,323	$630,034	$827,050

‡	Less than one cent per share.
(a)	Total return does not reflect any deduction of sales charges, mortality and expense charges, contract charges or administrative charges.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
8	NYLI VP U.S. Government Money Market Portfolio

Notes to Financial Statements
Note 1–Organization and Business
New York Life Investments VP Funds Trust (the “Fund”) (formerly known as MainStay VP Funds Trust) was organized as a Delaware statutory trust on February 1, 2011. The Fund is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Fund is comprised of thirty-three separate series (collectively referred to as the “Portfolios”). These financial statements and notes relate to the NYLI VP U.S. Government Money Market Portfolio (formerly known as MainStay VP U.S. Government Money Market Portfolio) (the "Portfolio"), a "diversified” portfolio, as that term is defined in the 1940 Act, as interpreted or modified by regulatory authorities having jurisdiction, from time to time.
Shares of the Portfolio are currently offered to certain separate accounts to fund variable annuity policies and variable universal life insurance policies issued by New York Life Insurance and Annuity Corporation (“NYLIAC”), a wholly-owned subsidiary of New York Life Insurance Company (“New York Life”) and may also be offered to fund variable annuity policies and variable universal life insurance policies issued by other insurance companies. NYLIAC allocates shares of the Portfolio to, among others, certain NYLIAC separate accounts. Shares of the Portfolio are also offered to the NYLI VP Conservative Allocation Portfolio, NYLI VP Moderate Allocation Portfolio, NYLI VP Growth Allocation Portfolio and NYLI VP Equity Allocation Portfolio, which operate as “funds-of-funds," and other variable insurance funds.
The following table lists the Portfolio's share class that has been registered and commenced operations:
Class	Commenced Operations
Initial Class	January 29, 1993
Shares of the Portfolio are offered and are redeemed at a price equal to their respective net asset value (“NAV”) per share. No sales or redemption charge is applicable to the purchase or redemption of the Portfolio's shares.
The Portfolio's investment objective is to seek a high level of current income while preserving capital and maintaining liquidity.
In this reporting period, the Portfolio adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures ("ASU 2023-07"). Adoption of the new standard impacted financial statement disclosures only and did not affect the Portfolio's financial position or its results of operations. The intent of ASU 2023-07 is, through improved segment disclosures, to enable investors to better understand an entity's overall performance and to assess its potential future cash flows. NYLI Disclosure Committee ("Committee") acts as the Portfolio's chief operating decision maker assessing performance and making decisions about resource allocation. The Committee has determined that the Portfolio has a single operating segment based on the fact that the Committee monitors the operating results of the Portfolio as a whole and the Portfolio's long-term strategic asset allocation is pre-determined in accordance with the terms of its respective prospectus, based on a defined investment strategy which is executed by the Portfolio's portfolio managers as a team. The financial information provided to and reviewed by the Committee is consistent with that presented in the Portfolio's Portfolio of Investments, Statement of Changes in Net Assets and Financial Highlights.
Note 2–Significant Accounting Policies
The Portfolio is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services—Investment Companies. The Portfolio prepares its financial statements in accordance with generally accepted accounting principles (“GAAP”) in the United States of America and follows the significant accounting policies described below.
(A) Valuation of Shares. You could lose money by investing in the Portfolio. Although the Portfolio seeks to preserve the value of your investment at $1.00 per share by using the amortized cost method of valuation, it cannot guarantee it will do so. In addition, as a “government money market portfolio,” the Board of Trustees of the Trust ("Board") has determined that the Portfolio is not subject to the imposition of liquidity fees. The Board has reserved its ability to change this determination with respect to the imposition of liquidity fees, but such change would become effective only after shareholders are provided with specific advance notice of the change. An investment in the Portfolio is not a bank account and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Portfolio's sponsor has no legal obligation to provide financial support to the Portfolio, and you should not expect that the sponsor will provide financial support to the Portfolio at any time, including during periods of market stress.
(B) Securities Valuation.  Investments are usually valued as of the close of regular trading on the New York Stock Exchange (generally 4:00  p.m. Eastern time) on each day the Portfolio is open for business (“valuation date”). Securities are valued using the amortized cost method of valuation, unless the use of such method would be inappropriate per the requirements of Rule 2a-7 under the 1940 Act. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between such cost and the value on maturity date. Amortized cost approximates the current fair value of a security.
Pursuant to Rule 2a-5 under the 1940 Act, the Board has designated New York Life Investment Management LLC (“New York Life Investments” or the "Manager") as its Valuation Designee (the "Valuation Designee"). The Valuation Designee is responsible for performing fair valuations relating to all investments in the Portfolio’s portfolio for which market quotations are not readily available; periodically assessing and managing material valuation risks; establishing and applying fair value methodologies; testing fair valuation methodologies; evaluating and overseeing pricing services; ensuring appropriate segregation of valuation and portfolio management functions; providing quarterly, annual and prompt reporting to the Board, as appropriate; identifying potential conflicts of interest; and maintaining appropriate records. The Valuation

9

Notes to Financial Statements (continued)
Designee has established a valuation committee ("Valuation Committee") to assist in carrying out the Valuation Designee’s responsibilities and establish prices of securities for which market quotations are not readily available. The Portfolio's and the Valuation Designee's policies and procedures ("Valuation Procedures") govern the Valuation Designee’s selection and application of methodologies for determining and calculating the fair value of Portfolio investments. The Valuation Designee may value the Portfolio's portfolio securities for which market quotations are not readily available and other Portfolio assets utilizing inputs from pricing services and other third-party sources. The Valuation Committee meets (in person, via electronic mail or via teleconference) on an ad-hoc basis to determine fair valuations and on a quarterly basis to review fair value events with respect to certain securities for which market quotations are not readily available, including valuation risks and back-testing results, and to preview reports to the Board.
The Valuation Committee establishes prices of securities for which market quotations are not readily available based on such methodologies and measurements on a regular basis after considering information that is reasonably available and deemed relevant by the Valuation Committee. The Board shall oversee the Valuation Designee and review fair valuation materials on a prompt, quarterly and annual basis and approve proposed revisions to the Valuation Procedures.
Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to the Valuation Procedures. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the Portfolio can access at the measurement date, provided that a quotation will not be readily available if it is not reliable. "Fair value" is defined as the price the Portfolio would reasonably expect to receive upon selling an asset or liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the asset or liability. Fair value measurements are determined within a framework that establishes a three-tier hierarchy that maximizes the use of observable market data and minimizes the use of unobservable inputs to establish a classification of fair value measurements for disclosure purposes. "Inputs" refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, such as the risk inherent in a particular valuation technique used to measure fair value using a pricing model and/or the risk inherent in the inputs for the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions market participants would use in pricing the asset or liability based on the information available. The inputs or methodology used for valuing assets or liabilities may not be an indication of the risks associated with investing in those assets or liabilities. The three-tier hierarchy of inputs is summarized below.
•	Level 1—quoted prices (unadjusted) in active markets for an identical asset or liability
•	Level 2—other significant observable inputs (including quoted prices for a similar asset or liability in active markets, interest rates and yield curves, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio's own assumptions about the assumptions that market participants would use in measuring fair value of an asset or liability)
Securities valued at amortized cost are not obtained from a quoted price in an active market and are generally categorized as Level 2 in the hierarchy. The level of an asset or liability within the fair value hierarchy is based on the lowest level of an input, both individually and in the aggregate, that is significant to the fair value measurement. As of December 31, 2024, the aggregate value by input level of the Portfolio’s assets and liabilities is included at the end of the Portfolio of Investments.
The Portfolio may use third-party vendor evaluations, whose prices may be derived from one or more of the following standard inputs, among others:
• Benchmark yields	• Reported trades
• Broker/dealer quotes	• Issuer spreads
• Two-sided markets	• Benchmark securities
• Bids/offers	• Reference data (corporate actions or material event notices)
• Industry and economic events	• Comparable bonds
• Monthly payment information
An asset or liability for which market values cannot be measured using the methodologies described above is valued by methods deemed reasonable in good faith by the Valuation Committee, following the procedures established by the Board, to represent fair value. Under these procedures, the Portfolio may utilize some of the following fair value techniques: multi-dimensional relational pricing models and option adjusted spread pricing. During the year ended December 31, 2024, there were no material changes to the fair value methodologies. Securities valued in this manner are generally categorized as Level 3 in the hierarchy.
Temporary cash investments acquired in excess of 60 days to maturity at the time of purchase are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities and ratings), both as furnished by independent pricing services. Temporary cash investments that mature in 60 days or less at the time of purchase ("Short-Term Investments") are valued using the amortized cost method of valuation, unless the use of such method would be inappropriate. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between such cost and the principal on maturity date. Amortized cost approximates the current fair value of a security. Securities valued using the amortized cost method are not valued using quoted prices in an active market and are generally categorized as Level 2 in the hierarchy.

10	NYLI VP U.S. Government Money Market Portfolio

The information above is not intended to reflect an exhaustive list of the methodologies that may be used to value portfolio investments. The Valuation Procedures permit the use of a variety of valuation methodologies in connection with valuing portfolio investments. The methodology used for a specific type of investment may vary based on the market data available or other considerations. The methodologies summarized above may not represent the specific means by which portfolio investments are valued on any particular business day.
(C) Income Taxes.   The Portfolio's policy is to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute all of its taxable income to the shareholders of the Portfolio within the allowable time limits.
The Manager evaluates the Portfolio’s tax positions to determine if the tax positions taken meet the minimum recognition threshold in connection with accounting for uncertainties in income tax positions taken or expected to be taken for the purposes of measuring and recognizing tax liabilities in the financial statements. Recognition of tax benefits of an uncertain tax position is permitted only to the extent the position is “more likely than not” to be sustained assuming examination by taxing authorities. The Manager analyzed the Portfolio's tax positions taken on federal, state and local income tax returns for all open tax years (for up to three tax years) and has concluded that no provisions for federal, state and local income tax are required in the Portfolio's financial statements. The Portfolio's federal, state and local income tax and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state and local departments of revenue.
(D) Dividends and Distributions to Shareholders.  Dividends and distributions are recorded on the ex-dividend date. The Portfolio intends to declare dividends from net investment income, if any, daily and intends to pay them at least monthly and declares and pays distributions from net realized capital and currency gains, if any, at least annually. All dividends and distributions are reinvested at NAV in the same class of shares of the Portfolio. Dividends and distributions to shareholders are determined in accordance with federal income tax regulations and may differ from determinations using GAAP.
(E) Security Transactions and Investment Income. The Portfolio records security transactions on the trade date. Realized gains and losses on security transactions are determined using the identified cost method. Dividend income is recognized on the ex-dividend date, net of any foreign tax withheld at the source, and interest income is accrued as earned using the effective interest rate method. Distributions received from real estate investment trusts, if applicable, may be classified as dividends, capital gains and/or return of capital.
(F) Expenses.  Expenses of the Fund are allocated to the individual Funds in proportion to the net assets of the respective Portfolios when the expenses are incurred, except where direct allocations of expenses can be made. The expenses borne by the Portfolio, including those of related parties to the Portfolio, are shown in the Statement of Operations.
(G) Use of Estimates.  In preparing financial statements in conformity with GAAP, the Manager makes estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates and assumptions.
(H) Repurchase Agreements.  The Portfolio may enter into repurchase agreements (i.e., buy a security from another party with the agreement that it will be sold back in the future) to earn income. The Portfolio may enter into repurchase agreements only with counterparties, usually financial institutions, that are deemed by the Manager or the Subadvisor to be creditworthy, pursuant to guidelines established by the Board. During the term of any repurchase agreement, the Manager or the Subadvisor will continue to monitor the creditworthiness of the counterparty. Under the 1940 Act, repurchase agreements are considered to be collateralized loans by the Portfolio to the counterparty secured by the securities transferred to the Portfolio.
Repurchase agreements are subject to counterparty risk, meaning the Portfolio could lose money by the counterparty’s failure to perform under the terms of the agreement. The Portfolio mitigates this risk by ensuring the repurchase agreement is collateralized by cash, U.S. government securities, fixed income securities and/or other securities. The collateral is held by the Portfolio's custodian and valued daily on a mark to market basis to determine if the value, including accrued interest, exceeds the repurchase price. In the event of the counterparty’s default on the obligation to repurchase, the Portfolio has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Under certain circumstances, such as in the event of default or bankruptcy by the counterparty, realization and/or retention of the collateral may be limited or subject to delay, to legal proceedings and possible realized loss to the Portfolio.
(I) Debt Securities Risk.  The ability of issuers of debt securities held by the Portfolio to meet their obligations may be affected by, among other things, economic or political developments in a specific country, industry or region. Debt securities are also subject to the risks associated with changes in interest rates.
Investments in the Portfolio are not guaranteed, even though some of the Portfolio’s underlying investments are guaranteed by the U.S. government or its agencies or instrumentalities. The principal risk of mortgage-related and asset-backed securities is that the underlying debt may be prepaid ahead of schedule, if interest rates fall, thereby reducing the value of the Portfolio’s investment. If interest rates rise, less of the debt may be prepaid and the Portfolio may lose money because the Portfolio may be unable to invest in higher yielding assets. The Portfolio is subject to interest-rate risk and can lose principal value when interest rates rise. Bonds are also subject to credit risk, in which the bond issuer may fail to pay interest and principal in a timely manner.
11

Notes to Financial Statements (continued)
(J) Indemnifications.  Under the Fund’s organizational documents, its officers and trustees are indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Portfolio enters into contracts with third-party service providers that contain a variety of representations and warranties and that may provide general indemnifications. The Portfolio's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio that have not yet occurred. The Manager believes that the risk of loss in connection with these potential indemnification obligations is remote. However, there can be no assurance that material liabilities related to such obligations will not arise in the future, which could adversely impact the Portfolio.
Note 3–Fees and Related Party Transactions
(A) Manager and Subadvisor. New York Life Investments, a registered investment adviser and an indirect, wholly-owned subsidiary of New York Life, serves as the Portfolio's Manager pursuant to an Amended and Restated Management Agreement ("Management Agreement"). The Manager provides offices, conducts clerical, recordkeeping and bookkeeping services and keeps most of the financial and accounting records required to be maintained by the Portfolio. Except for the portion of salaries and expenses that are the responsibility of the Portfolio, the Manager pays the salaries and expenses of all personnel affiliated with the Portfolio and certain operational expenses of the Portfolio. The Portfolio reimburses New York Life Investments in an amount equal to the portion of the compensation of the Chief Compliance Officer attributable to the Portfolio. NYL Investors LLC ("NYL Investors" or "Subadvisor"), a registered investment adviser and a direct, wholly-owned subsidiary of New York Life, serves as the Subadvisor to the Portfolio and is responsible for the day-to-day portfolio management of the Portfolio. Pursuant to the terms of a Subadvisory Agreement between New York Life Investments and NYL Investors, New York Life Investments pays for the services of the Subadvisor.
The Fund, on behalf of the Portfolio, pays New York Life Investments in its capacity as the Portfolio’s investment manager and administrator, pursuant to the Management Agreement, a monthly fee for the services performed and the facilities furnished at an annual rate of 0.40% up to $500 million; 0.35% from $500 million to $1 billion; and 0.30% in excess of $1 billion.
New York Life Investments has contractually agreed to waive fees and/or reimburse expenses so that total annual operating expenses (excluding taxes, interest, litigation, extraordinary expenses, brokerage and other transaction expenses relating to the purchase or sale of portfolio investments and acquired (underlying) fund fees and expenses) of Initial Class shares do not exceed 0.28% of average daily net assets. This agreement will remain in effect until May 1, 2025 and shall renew automatically for one-year terms unless New York Life Investments provides written notice of termination prior to the start of the next term or upon approval of the Board. During the year ended December 31, 2024, the effective management fee rate was 0.38% of the Portfolio's average daily net assets.
New York Life Investments may voluntarily waive fees or reimburse expenses of the Fund to the extent it deems appropriate to enhance the yield of the Fund’s during periods when expenses have a significant impact on the yield of the Fund, as applicable, because of low interest rates. This expense limitation policy is voluntary and in addition to any contractual arrangements that may be in place with respect to the Fund and described in the Fund’s prospectus.
During the year ended December 31, 2024, New York Life Investments earned fees from the Portfolio in the amount of $3,215,278 and paid the Subadvisor in the amount of $1,050,349. Additionally, New York Life Investments reimbursed expenses in the amount of $1,114,580, without which the Portfolio's total returns would have been lower.
JPMorgan Chase Bank, N.A. ("JPMorgan") provides sub-administration and sub-accounting services to the Portfolio pursuant to an agreement with New York Life Investments. These services include calculating the daily NAVs of the Portfolio, maintaining the general ledger and sub-ledger accounts for the calculation of the Portfolio's NAVs, and assisting New York Life Investments in conducting various aspects of the Portfolio's administrative operations. For providing these services to the Portfolio, JPMorgan is compensated by New York Life Investments.
Pursuant to an agreement between the Fund and New York Life Investments, New York Life Investments is responsible for providing or procuring certain regulatory reporting services for the Portfolio. The Portfolio will reimburse New York Life Investments for the actual costs incurred by New York Life Investments in connection with providing or procuring these services for the Portfolio.
Note 4-Federal Income Tax
The amortized cost also represents the aggregate cost for federal income tax purposes.
As of December 31, 2024, the components of accumulated gain (loss) on a tax basis were as follows:
Ordinary Income	Accumulated Capital and Other Gain (Loss)	Other Temporary Differences	Unrealized Appreciation (Depreciation)	Total Accumulated Gain (Loss)
$20,076	$(4,622)	$—	$—	$15,454
As of December 31, 2024, for federal income tax purposes, capital loss carryforwards of $4,622, as shown in the table below, were available to the extent provided by the regulations to offset future realized gains of the Portfolio. Accordingly, no capital gains distributions are expected to be

12	NYLI VP U.S. Government Money Market Portfolio

paid to shareholders until net gains have been realized in excess of such amounts.
Capital Loss Available Through	Short-Term Capital Loss Amounts (000’s)	Long-Term Capital Loss Amounts (000’s)
Unlimited	$5	$—
During the years ended December 31, 2024 and December 31, 2023, the tax character of distributions paid as reflected in the Statements of Changes in Net Assets was as follows:
	2024	2023
Distributions paid from:
Ordinary Income	$41,792,158	$42,041,305
Note 5–Custodian
JPMorgan is the custodian of cash and securities held by the Portfolio. Custodial fees are charged to the Portfolio based on the Portfolio's net assets and/or the market value of securities held by the Portfolio and the number of certain transactions incurred by the Portfolio.
Note 6–Capital Share Transactions
Transactions in capital shares for the years ended December 31, 2024 and December 31, 2023, were as follows:
Initial Class (at $1 per share)	Shares
Year ended December 31, 2024:
Shares sold	522,146,119
Shares issued to shareholders in reinvestment of distributions	41,787,979
Shares redeemed	(851,576,718)
Net increase (decrease)	(287,642,620)
Year ended December 31, 2023:
Shares sold	819,231,716
Shares issued to shareholders in reinvestment of distributions	42,038,318
Shares redeemed	(600,952,109)
Net increase (decrease)	260,317,925
Note 7–Recent Accounting Pronouncement
In December 2023, the FASB issued Accounting Standard Update No. 2023-09, Income Taxes (ASC 740) Improvements to Income Tax Disclosures (“ASU 2023-09”). The primary purpose of the amendments within ASU 2023-09 is to enhance the transparency and decision usefulness of income tax disclosures primarily related to the rate reconciliation table and income taxes paid information. The amendments in ASU 2023-09 require that public business entities on an annual basis (1) disclose specific categories in the rate reconciliation and (2) provide additional information for reconciling items that meet a quantitative threshold. In addition, the amendments in this ASU 2023-09 require that all entities disclose on an annual basis taxes paid disaggregated by; federal, state, foreign, and jurisdiction (when income taxes paid is equal to or greater than five percent of total income taxes paid). The amendments in ASU 2023-09 are effective for public business entities beginning after December 15, 2024. Early adoption is permitted for annual financial statements that have not yet been issued or made available for issuance. The amendments in ASU 2023-09 should be applied on a prospective basis. Retrospective application is permitted. Management is currently assessing the impact this standard will have on our financial statements as well as the method by which we will adopt the new standard. The Adviser does not expect the guidance to have a material impact to the Portfolio.
Note 8–Subsequent Events
In connection with the preparation of the financial statements of the Portfolio for the year ended December 31, 2024, events and transactions subsequent to December 31, 2024, through the date the financial statements were issued, have been evaluated by the Manager for possible adjustment and/or disclosure. No subsequent events requiring financial statement adjustment or disclosure have been identified.
13

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of New York Life Investments VP Funds Trust (formerly known as Mainstay VP Funds Trust) and Shareholders of NYLI VP U.S. Government Money Market Portfolio (formerly known as MainStay VP U.S. Government Money Market Portfolio)
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of NYLI VP U.S. Government Money Market Portfolio (one of the portfolios constituting New York Life Investments VP Funds Trust, referred to hereafter as the “Portfolio”) as of December 31, 2024, the related statement of operations for the year ended December 31, 2024, the statements of changes in net assets for each of the two years in the period ended December 31, 2024, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2024 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Portfolio as of December 31, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2024 and the financial highlights for each of the five years in the period ended December 31, 2024 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Portfolio’s management. Our responsibility is to express an opinion on the Portfolio’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Portfolio in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2024 by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
New York, New York
February 21, 2025
We have served as the auditor of one or more investment companies in the New York Life Investments group of funds since 1984.
14	NYLI VP U.S. Government Money Market Portfolio

Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
Included in the Statement of Operations within the Portfolio’s Financial Statements.
15

Statement Regarding Basis for Approval of Investment Advisory Agreement and Subadvisory Agreement
The continuation of the Management Agreement with respect to each series (“Portfolio”) of the New York Life Investments VP Funds Trust (“Trust”) and New York Life Investment Management LLC (“New York Life Investments”) and each of the Subadvisory Agreements between New York Life Investments and each of American Century Investment Management, Inc., Brown Advisory LLC, Candriam, CBRE Investment Management Listed Real Assets LLC, Epoch Investment Partners, Inc., FIAM LLC, Janus Henderson Investors US LLC, MacKay Shields LLC, Newton Investment Management North America, LLC, NYL Investors LLC, Pacific Investment Management Company LLC, PineStone Asset Management Inc., Segall Bryant & Hamill, LLC, Wellington Management Company LLP and Winslow Capital Management, LLC (together, “Subadvisors”)1 with respect to the applicable Portfolio(s) (together, “Advisory Agreements”) is subject to annual review and approval by the Board of Trustees of the Trust (“Board”) in accordance with Section 15 of the Investment Company Act of 1940, as amended (“1940 Act”).  At its December 3–4, 2024 meeting, the Board, including the Trustees who are not an “interested person” (as such term is defined in the 1940 Act) of the Trust (“Independent Trustees”) voting separately, unanimously approved the continuation of each of the Advisory Agreements for each applicable Portfolio for a one-year period.
In reaching the decision to approve the continuation of each of the Advisory Agreements, the Board considered information and materials furnished by New York Life Investments and each Subadvisor in connection with an annual contract review process undertaken by the Board that took place at meetings of the Board and its Contracts Committee from September 2024 through December 2024, including information and materials furnished by New York Life Investments and each Subadvisor in response to requests prepared on behalf of the Board, and in consultation with the Independent Trustees, by independent legal counsel to the Independent Trustees, which encompassed a variety of topics, including those summarized below.  Information and materials requested by and furnished to the Board for consideration in connection with the contract review process included, among other items, reports on each Portfolio and “peer funds” prepared by Institutional Shareholder Services Inc. (“ISS”), an independent third-party service provider engaged by the Board to report objectively on each Portfolio’s investment performance, management fee and total expenses.  The Board also considered information on the fees charged to other investment advisory clients of New York Life Investments and/or each applicable Subadvisor that follow investment strategies similar to those of each Portfolio, if any, and, when applicable, the rationale for differences in each Portfolio’s management and subadvisory fees, as applicable, and the fees charged to those other investment advisory clients.  In addition, the Board considered information regarding the legal standards and fiduciary obligations applicable to its consideration of the continuation of each of the Advisory Agreements.  The contract review process, including the structure and format for information and materials provided to the Board, has been developed in consultation with the Board.  The Independent
Trustees also met in executive sessions with their independent legal counsel and, for portions thereof, with senior management of New York Life Investments.
The Board’s deliberations with respect to the continuation of each of the Advisory Agreements reflect a year-long process, and the Board also took into account information furnished to the Board and its Committees throughout the year, as deemed relevant and appropriate by the Trustees, including, among other items, reports on investment performance of each Portfolio and investment-related matters for each Portfolio as well as presentations from New York Life Investments and, generally annually, personnel of each Subadvisor.  In addition, the Board took into account other information provided by New York Life Investments throughout the year, including, among other items, periodic reports on legal and compliance matters, risk management, portfolio turnover, brokerage commissions and non-advisory services provided to each Portfolio by New York Life Investments, as deemed relevant and appropriate by the Trustees.
In addition to information provided to the Board throughout the year, the Board received information in connection with its June 2024 meeting provided specifically in response to requests prepared on behalf of the Board, and in consultation with the Independent Trustees, by independent legal counsel to the Independent Trustees regarding each Portfolio’s distribution arrangements.  In addition, the Board received information regarding each Portfolio’s asset levels, share purchase and redemption activity and the payment of Rule 12b-1 and/or certain other fees by the applicable share class(es) of each applicable Portfolio, among other information.
In considering the continuation of each of the Advisory Agreements, the Trustees reviewed and evaluated the information and factors they believed to reasonably be necessary and appropriate in light of legal advice furnished to them by independent legal counsel to the Independent Trustees and through the exercise of their own business judgment.  Although individual Trustees may have weighed certain factors or information differently and the Board did not consider any single factor or information controlling in reaching its decision, the factors that figured prominently in the Board’s consideration of the continuation of each of the Advisory Agreements with respect to each applicable Portfolio are summarized in more detail below and include, among other factors: (i) the nature, extent and quality of the services provided to the Portfolio by New York Life Investments and the Subadvisor(s), if applicable; (ii) the qualifications of the portfolio manager(s) of the Portfolio and the historical investment performance of the Portfolio, New York Life Investments and, if applicable, the Subadvisor(s); (iii) the costs of the services provided, and profits realized, by New York Life Investments and the Subadvisor(s), if applicable, with respect to their relationships with the Portfolio; (iv) the extent to which economies of scale have been realized or may be realized if the Portfolio grows and the extent to which any economies of scale have been shared, have benefited or may benefit the Portfolio’s

16

shareholders; and (v) the reasonableness of the Portfolio’s management and, if applicable, subadvisory fees and total ordinary operating expenses.  Although the Board recognized that comparisons between each Portfolio’s fees and expenses and those of other funds are imprecise given different terms of agreements, variations in fund strategies and other factors, the Board considered the reasonableness of each Portfolio’s management fee and total ordinary operating expenses as compared to peer funds identified by ISS.  Throughout their considerations, the Trustees acknowledged the commitment of New York Life Investments and its affiliates to serve the New York Life Investments Group of Funds, as well as their capacity, experience, resources, financial stability and reputations.  The Trustees also acknowledged the entrepreneurial and other risks assumed by New York Life Investments in sponsoring and managing each Portfolio.  With respect to the Subadvisory Agreements, the Board took into account New York Life Investments’ recommendation to approve the continuation of each of the Subadvisory Agreements.
The Trustees noted that, throughout the year, the Trustees are afforded an opportunity to ask questions of, and request additional information or materials from, New York Life Investments and each Subadvisor.  The Board’s decision with respect to each of the Advisory Agreements may have also been based, in part, on the Board’s knowledge of New York Life Investments and each Subadvisor resulting from, among other things, the Board’s consideration of each of the Advisory Agreements in prior years, the advisory agreements for other funds in the New York Life Investments Group of Funds, the Board’s review throughout the year of the performance and operations of other funds in the New York Life Investments Group of Funds and each Trustee’s business judgment and industry experience.  In addition to considering the above-referenced factors, the Board observed that in the marketplace, notably under variable life insurance policies and variable annuity contracts for which each Portfolio serves as an investment option, there are a range of investment options available to investors and that each Portfolio’s shareholders, having had the opportunity to consider other investment options, have invested in the Portfolio.
The factors that figured prominently in the Board’s decision to approve the continuation of each of the Advisory Agreements during the Board’s December 3-4, 2024 meeting are summarized in more detail below.  The Board considered on a Portfolio-by-Portfolio basis the factors and information deemed relevant and appropriate by the Trustees to evaluate the continuation of each of the Advisory Agreements, and the Board’s decision was made separately with respect to each Portfolio.
Nature, Extent and Quality of Services Provided by New York Life Investments and the Subadvisors
The Board examined the nature, extent and quality of the services that New York Life Investments provides to each Portfolio.  The Board evaluated New York Life Investments’ experience and capabilities in serving as manager of each Portfolio and considered that each Portfolio with one or more Subadvisors operates in a “manager-of-managers” structure.  The Board also considered New York Life Investments’
responsibilities and services provided pursuant to this structure, including overseeing the services provided by each Subadvisor, evaluating the performance of each Subadvisor, making recommendations to the Board as to whether each Subadvisory Agreement should be renewed, modified or terminated and periodically reporting to the Board regarding the results of New York Life Investments’ evaluation and monitoring functions.  The Board noted that New York Life Investments manages other mutual funds, serves a variety of other investment advisory clients, including other pooled investment vehicles, and has experience overseeing mutual fund service providers, including subadvisors.  The Board considered the experience of senior personnel at New York Life Investments providing management and administrative and other non-advisory services to each Portfolio.  The Board observed that New York Life Investments devotes significant resources and time to providing management and administrative and other non-advisory services to each Portfolio, including, for Portfolios with one or more Subadvisors, New York Life Investments’ oversight and due diligence reviews of each Subadvisor and ongoing analysis of, and interactions with, each Subadvisor with respect to, among other things, the applicable Portfolio’s or Portfolios’ investment performance and risks as well as each Subadvisor’s investment capabilities and subadvisory services with respect to the applicable Portfolio(s).
The Board also considered the range of services that New York Life Investments provides to each Portfolio under the terms of the Management Agreement, including: (i) fund accounting and ongoing supervisory services provided by New York Life Investments’ Fund Administration and Accounting Group; (ii) investment supervisory and analytical services provided by New York Life Investments’ Investment Consulting Group; (iii) compliance services provided by the Trust’s Chief Compliance Officer as well as New York Life Investments’ compliance department; (iv) legal services provided by New York Life Investments’ Office of the General Counsel; and (v) risk management monitoring and analysis by compliance and investment personnel.  In addition, the Board considered New York Life Investments’ willingness to invest in personnel and other resources, such as cyber security, information security and business continuity planning, that may benefit each Portfolio and noted that New York Life Investments is responsible for compensating the Trust’s officers, except for a portion of the salary of the Trust’s Chief Compliance Officer.  The Board recognized that New York Life Investments provides certain other non-advisory services to each Portfolio and has over time provided an increasingly broad array of non-advisory services to the New York Life Investments Group of Funds as a result of regulatory and other developments.
The Board also examined the range, and the nature, extent and quality, of the investment advisory services that New York Life Investments and each Subadvisor provides to the applicable Portfolio(s) and considered the terms of each of the Advisory Agreements.  The Board evaluated New York Life Investments’ and each Subadvisor’s experience and performance in serving as investment adviser or subadvisor, respectively, to the applicable Portfolio(s) and advising other portfolios and New York Life Investments’ and each Subadvisor’s track record and experience in
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providing investment advisory services as well as the experience of investment advisory and other senior personnel at New York Life Investments and each Subadvisor.  The Board considered New York Life Investments’ and each Subadvisor’s overall resources, legal and compliance environment, capabilities, reputation, financial condition and history.  In addition to information provided in connection with quarterly meetings with the Trust’s Chief Compliance Officer, the Board considered information regarding the compliance policies and procedures of New York Life Investments and each Subadvisor.  The Board also considered New York Life Investments’ and each Subadvisor’s ability to recruit and retain qualified investment professionals and willingness to invest in personnel and other resources that may benefit the applicable Portfolio(s).  In this regard, the Board considered the qualifications and experience of each Portfolio’s portfolio manager(s), the number of accounts managed by the portfolio manager(s) and the method for compensating the portfolio manager(s).
Because the NYLI VP Conservative Allocation Portfolio, NYLI VP Moderate Allocation Portfolio, NYLI VP Growth Allocation Portfolio and NYLI VP Equity Allocation Portfolio (together, the “Allocation Portfolios”) invest substantially all their assets in other funds advised by New York Life Investments or its affiliates, the Board considered information from New York Life Investments regarding the investment rationale and process for the allocation among and selection of the underlying funds in which the Allocation Portfolios invest.
In addition, the Board considered information provided by New York Life Investments and each Subadvisor regarding their respective business continuity and disaster recovery plans.
Based on these considerations, among others, the Board concluded that each Portfolio would likely continue to benefit from the nature, extent and quality of these services.
Investment Performance
In evaluating each Portfolio’s investment performance, the Board considered investment performance results over various periods in light of each Portfolio’s investment objective and strategies.  The Board considered investment reports on, and analysis of, each Portfolio’s performance provided to the Board throughout the year, including each Portfolio’s investment performance compared to each Portfolio’s relevant benchmark(s).  With respect to each of the NYLI VP Hedge Multi-Strategy Portfolio and the NYLI VP S&P 500 Index Portfolio, the Board also considered information regarding the Portfolio’s tracking error relative to its benchmark(s). The Board also considered information provided by ISS showing the investment performance of each Portfolio as compared to peer funds.
The Board also took into account its discussions with senior management at New York Life Investments concerning each Portfolio’s investment performance over various periods as well as discussions between a representative(s) of each Subadvisor and the members of the Board’s Investment Committee, which generally occur on an annual basis. The
Board also took into account the following considerations with respect to certain Portfolios:
1. In considering the investment performance of the NYLI VP American Century Sustainable Equity Portfolio, the Board noted that the Portfolio underperformed its peer funds for the one-, five- and ten-year periods ended July 31, 2024, and performed favorably relative to its peer funds for the three-year period ended July 31, 2024.  The Board considered its discussions with representatives from New York Life Investments and American Century Investment Management, Inc. regarding the Portfolio’s investment performance.
2. In considering the investment performance of the NYLI VP Balanced Portfolio, the Board noted that the Portfolio underperformed its peer funds for the one-year period ended July 31, 2024, performed in line with its peer funds for the five- and ten-year periods ended July 31, 2024, and performed favorably relative to its peer funds for the three-year period ended July 31, 2024.  The Board considered its discussions with representatives from New York Life Investments, NYL Investors LLC and Wellington Management Company LLP regarding the Portfolio’s investment performance.
3. In considering the investment performance of the NYLI VP Bond Portfolio, the Board noted that the Portfolio underperformed its peer funds for the three- and five-year periods ended July 31, 2024, and performed in line with its peer funds for the one- and ten-year periods ended July 31, 2024.  The Board considered its discussions with representatives from New York Life Investments and NYL Investors LLC regarding the Portfolio’s investment performance.
4. In considering the investment performance of the NYLI VP Candriam Emerging Markets Equity Portfolio, the Board noted that the Portfolio underperformed its peer funds for the three-, five- and ten-year periods ended July 31, 2024, and performed in line with its peer funds for the one-year period ended July 31, 2024.  The Board considered its discussions with representatives from New York Life Investments and Candriam regarding the Portfolio’s investment performance.
5. In considering the investment performance of the NYLI VP CBRE Global Infrastructure Portfolio, the Board noted that the Portfolio underperformed its peer funds for the five-year period ended July 31, 2024, and performed in line with its peer funds for the one- and three-year periods ended July 31, 2024.  The Board considered its discussions with representatives from New York Life Investments and CBRE Investment Management Listed Real Assets LLC regarding the Portfolio’s investment performance.
6. In considering the investment performance of the NYLI VP Hedge Multi-Strategy Portfolio, the Board noted that the Portfolio underperformed its peer funds for the three-, five- and ten-year periods ended July 31, 2024, and performed in line with its peer funds for the one-year period ended July 31, 2024.  The Board considered its discussions with representatives from New York Life Investments regarding the Portfolio’s investment performance.
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7. In considering the investment performance of the NYLI VP MacKay U.S. Infrastructure Bond Portfolio, the Board noted that the Portfolio underperformed its peer funds for the one-, five- and ten-year periods ended July 31, 2024, and performed favorably relative to its peer funds for the three-year period ended July 31, 2024.  The Board considered its discussions with representatives from New York Life Investments and MacKay Shields LLC regarding the Portfolio’s investment performance.
8. In considering the investment performance of the NYLI VP PineStone International Equity Portfolio, the Board noted that the Portfolio underperformed its peer funds for the one-, three-, five- and ten-year periods ended July 31, 2024.  The Board considered its discussions with representatives from New York Life Investments and PineStone Asset Management Inc. regarding the Portfolio’s investment performance.
9. With respect to the NYLI VP Schroders Mid Cap Opportunities Portfolio, the Board considered its discussions with representatives from New York Life Investments regarding the Portfolio’s investment performance and the Board’s approval of a new subadvisory agreement between New York Life Investments and Schroder Investment Management North America Inc. with respect to the Portfolio and approval to reposition the Portfolio, effective August 12, 2024.
10. In considering the investment performance of the NYLI VP Wellington Small Cap Portfolio, the Board noted that the Portfolio underperformed its peer funds for the three- and five-year periods ended July 31, 2024, and performed favorably relative to its peer funds for the one-year period ended July 31, 2024.  The Board considered its discussions with representatives from New York Life Investments and Wellington Management Company LLP regarding the Portfolio’s investment performance.
Based on these considerations, among others, the Board concluded that its review of each Portfolio’s investment performance and related information supported a determination to approve the continuation of each of the Advisory Agreements.
Costs of the Services Provided, and Profits and Other Benefits Realized, by New York Life Investments and the Subadvisors
Portfolios with Affiliated Subadvisors
The Board considered the costs of the services provided under each of the Advisory Agreements.  The Board also considered the profitability of New York Life Investments and its affiliates, including each Affiliated Subadvisor, due to their relationships with the applicable Portfolio(s) as well as of New York Life Investments and its affiliates due to their relationships with the New York Life Investments Group of Funds.  Because each Affiliated Subadvisor is an affiliate of New York Life Investments whose subadvisory fee is paid by New York Life Investments, not the applicable Portfolio(s), the Board considered cost and profitability information for New York Life Investments and each Affiliated Subadvisor in the aggregate.
In addition, the Board acknowledged the difficulty in obtaining reliable comparative data about mutual fund managers’ profitability because such information generally is not publicly available and may be impacted by numerous factors, including the structure of a fund manager’s organization, the types of funds it manages, the methodology used to allocate certain fixed costs to specific funds and the manager’s capital structure and costs of capital.
In evaluating the costs of the services provided by New York Life Investments and each Affiliated Subadvisor, and profitability of New York Life Investments and its affiliates, including each Affiliated Subadvisor, due to their relationships with the applicable Portfolio(s), the Board considered, among other factors, New York Life Investments’ and its affiliates’, including each Affiliated Subadvisor’s, continuing investments in, or willingness to invest in, personnel and other resources that may support and further enhance the management of such Portfolio(s), and that New York Life Investments is responsible for paying the subadvisory fee for such Portfolio(s).  The Board also considered the financial resources of New York Life Investments and each Affiliated Subadvisor and acknowledged that New York Life Investments and each Affiliated Subadvisor must be in a position to recruit and retain experienced professional personnel and to maintain a strong financial position for New York Life Investments and each Affiliated Subadvisor to continue to provide high-quality services to the applicable Portfolio(s).  The Board recognized that each Portfolio benefits from the allocation of certain fixed costs among the funds in the New York Life Investments Group of Funds, among other expected benefits resulting from its relationship with New York Life Investments.
The Board considered information regarding New York Life Investments’ methodology for calculating profitability and allocating costs provided by New York Life Investments in connection with the fund profitability analysis presented to the Board.  The Board concluded that New York Life Investments’ methods for allocating costs and procedures for estimating overall profitability of the relationship with the funds in the New York Life Investments Group of Funds were reasonable.  The Board recognized the difficulty in calculating and evaluating a manager’s profitability with respect to each Portfolio and considered that other profitability methodologies may also be reasonable.
The Board also considered certain fall-out benefits that may be realized by New York Life Investments and its affiliates, including each Affiliated Subadvisor, due to their relationships with the applicable Portfolio(s), including reputational and other indirect benefits.  The Board recognized, for example, the benefits to certain Affiliated Subadvisors from legally permitted “soft-dollar” arrangements by which brokers provide research and other services to each such Affiliated Subadvisor in exchange for commissions paid by the applicable Portfolio(s) with respect to trades in such Portfolio(s)’s portfolio securities.  In addition, except with respect to the NYLI VP U.S. Government Money Market Portfolio, the Board considered its review of the management agreement for a money market fund advised by New York Life Investments and an Affiliated Subadvisor that serves as an investment option for each Portfolio, including the potential rationale for and costs associated with investments in this money market fund by each Portfolio, if any, and considered information from New York Life Investments that the nature and type of specific
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investment advisory services provided to this money market fund are distinct from, or in addition to, the investment advisory services provided to each Portfolio.  In addition, the Board considered the potential dividend received tax deduction for insurance company affiliates of New York Life Investments from each Portfolio’s securities lending activity.
The Board noted that each Portfolio serves as an investment option primarily under variable contracts issued by affiliates of New York Life Investments that would receive fees under those contracts.  The Board observed that, in addition to fees earned by New York Life Investments under the Management Agreement for managing each Portfolio, New York Life Investments’ affiliates also earn revenues from serving each Portfolio in various other capacities, including as each Portfolio’s distributor, and insurance companies affiliated with New York Life Investments would be entitled to receive fees from each applicable Portfolio under a distribution and service plan adopted pursuant to Rule 12b-1 under the 1940 Act.  The Board considered information about these other revenues in the context of the profitability of the relationship with each Portfolio to New York Life Investments and its affiliates.  The Board noted that, although it assessed the overall profitability of the relationship with each Portfolio to New York Life Investments and its affiliates as part of the contract review process, when considering the reasonableness of the fee paid to New York Life Investments under the Management Agreement, the Board considered the profitability of New York Life Investments’ relationship with each Portfolio on a pre-tax basis and without regard to distribution expenses incurred by New York Life Investments from its own resources.
After evaluating the information deemed relevant by the Trustees, the Board concluded that any profits realized by New York Life Investments and its affiliates, including each Affiliated Subadvisor, due to their relationships with the applicable Portfolio(s) were not excessive and other expected benefits that may accrue to New York Life Investments and its affiliates, including each Affiliated Subadvisor, are reasonable.
Portfolios with one or more Unaffiliated Subadvisors (except for the NYLI VP Dimensional U.S. Equity Portfolio and NYLI VP Schroders Mid Cap Opportunities Portfolio)
The Board considered the costs of the services provided under each of the Advisory Agreements.  The Board also considered the profitability of New York Life Investments and its affiliates and each Unaffiliated Subadvisor due to their relationships with the applicable Portfolio(s) as well as of New York Life Investments and its affiliates due to their relationships with the New York Life Investments Group of Funds.  With respect to the profitability of each Unaffiliated Subadvisor’s relationship with the applicable Portfolio(s), the Board considered information from New York Life Investments that each Unaffiliated Subadvisor’s subadvisory fee reflected an arm’s-length negotiation and that this fee is paid by New York Life Investments, not the applicable Portfolio(s), and the relevance of each Unaffiliated Subadvisor’s profitability was considered by the Trustees in that context.  On this basis, the Board primarily considered the costs and profitability for New York Life Investments and its affiliates with respect to the applicable Portfolio(s).
In addition, the Board acknowledged the difficulty in obtaining reliable comparative data about mutual fund managers’ profitability because such information generally is not publicly available and may be impacted by numerous factors, including the structure of a fund manager’s organization, the types of funds it manages, the methodology used to allocate certain fixed costs to specific funds and the manager’s capital structure and costs of capital.
In evaluating the costs of the services provided by New York Life Investments and each Unaffiliated Subadvisor, and profitability of New York Life Investments and its affiliates and each Unaffiliated Subadvisor due to their relationships with the applicable Portfolio(s), the Board considered, among other factors, New York Life Investments’ and its affiliates’ and each Unaffiliated Subadvisor’s continuing investments in, or willingness to invest in, personnel and other resources that may support and further enhance the management of such Portfolio(s), and that New York Life Investments is responsible for paying the subadvisory fee for such Portfolio(s).  The Board also considered the financial resources of New York Life Investments and each Unaffiliated Subadvisor and acknowledged that New York Life Investments and each Unaffiliated Subadvisor must be in a position to recruit and retain experienced professional personnel and to maintain a strong financial position for New York Life Investments and the Unaffiliated Subadvisor to continue to provide high-quality services to the applicable Portfolio(s).  The Board recognized that each Portfolio benefits from the allocation of certain fixed costs among the funds in the New York Life Investments Group of Funds, among other expected benefits resulting from its relationship with New York Life Investments.
The Board considered information regarding New York Life Investments’ methodology for calculating profitability and allocating costs provided by New York Life Investments in connection with the fund profitability analysis presented to the Board.  The Board concluded that New York Life Investments’ methods for allocating costs and procedures for estimating overall profitability of the relationship with the funds in the New York Life Investments Group of Funds were reasonable.  The Board recognized the difficulty in calculating and evaluating a manager’s profitability with respect to each Portfolio and considered that other profitability methodologies may also be reasonable.
The Board also considered certain fall-out benefits that may be realized by New York Life Investments and its affiliates and each Unaffiliated Subadvisor and its affiliates due to their relationships with the applicable Portfolio(s), including reputational and other indirect benefits.  The Board recognized, for example, the benefits to certain Unaffiliated Subadvisors from legally permitted “soft-dollar” arrangements by which brokers provide research and other services to each such Unaffiliated Subadvisor in exchange for commissions paid by the applicable Portfolio(s) with respect to trades in such Portfolio(s)’s portfolio securities.  In this regard, the Board also requested and considered information from New York Life Investments concerning other material business relationships between each Unaffiliated Subadvisor and its affiliates and New York Life Investments and its affiliates. The Board further considered the existence of a strategic partnership between New York Life Investments and each of
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CBRE Investment Management Listed Real Assets LLC, Epoch Investment Partners, Inc., PineStone Asset Management Inc., Wellington Management Company LLP and Winslow Capital Management, LLC that relates to certain current and future products and represents a potential conflict of interest associated with New York Life Investments’ recommendation to approve the continuation of the applicable Subadvisory Agreements. In addition, the Board considered its review of the management agreement for a money market fund advised by New York Life Investments and an Affiliated Subadvisor that serves as an investment option for each Portfolio, including the potential rationale for and costs associated with investments in this money market fund by each Portfolio, if any, and considered information from New York Life Investments that the nature and type of specific investment advisory services provided to this money market fund are distinct from, or in addition to, the investment advisory services provided to each Portfolio.  In addition, the Board considered the potential dividend received tax deduction for insurance company affiliates of New York Life Investments from each Portfolio’s securities lending activity.
The Board noted that each Portfolio serves as an investment option primarily under variable contracts issued by affiliates of New York Life Investments that would receive fees under those contracts.  The Board observed that, in addition to fees earned by New York Life Investments under the Management Agreement for managing each Portfolio, New York Life Investments’ affiliates also earn revenues from serving each Portfolio in various other capacities, including as each Portfolio’s distributor, and insurance companies affiliated with New York Life Investments would be entitled to receive fees from each Portfolio under a distribution and service plan adopted pursuant to Rule 12b-1 under the 1940 Act.  The Board considered information about these other revenues in the context of the profitability of the relationship with each Portfolio to New York Life Investments and its affiliates.  The Board noted that, although it assessed the overall profitability of the relationship with each Portfolio to New York Life Investments and its affiliates as part of the contract review process, when considering the reasonableness of the fee paid to New York Life Investments under the Management Agreement, the Board considered the profitability of New York Life Investments’ relationship with each Portfolio on a pre-tax basis and without regard to distribution expenses incurred by New York Life Investments from its own resources.
After evaluating the information deemed relevant by the Trustees, the Board concluded that any profits realized by New York Life Investments and its affiliates due to their relationships with the applicable Portfolio(s) were not excessive, other expected benefits that may accrue to New York Life Investments and its affiliates are reasonable and other expected benefits that may accrue to each Unaffiliated Subadvisor and its affiliates are consistent with those expected for a subadvisor to a mutual fund.  With respect to each Unaffiliated Subadvisor, the Board considered that any profits realized by such Unaffiliated Subadvisor due to its relationship with the applicable Portfolio(s) are the result of arm’s-length negotiations between New York Life Investments and such Unaffiliated Subadvisor, acknowledging that any such profits are based on the subadvisory fee paid to such Unaffiliated Subadvisor by New York Life Investments, not the applicable Portfolio(s).
Allocation Portfolios, NYLI VP Dimensional U.S. Equity Portfolio, NYLI VP Hedge Multi-Strategy Portfolio, NYLI VP Schroders Mid Cap Opportunities Portfolio and NYLI VP S&P 500 Index Portfolio
The Board considered the costs of the services provided under the Management Agreement.  The Board also considered the profitability of New York Life Investments and its affiliates due to their relationships with each Portfolio as well as of New York Life Investments and its affiliates due to their relationships with the New York Life Investments Group of Funds.
In addition, the Board acknowledged the difficulty in obtaining reliable comparative data about mutual fund managers’ profitability because such information generally is not publicly available and may be impacted by numerous factors, including the structure of a fund manager’s organization, the types of funds it manages, the methodology used to allocate certain fixed costs to specific funds and the manager’s capital structure and costs of capital.
In evaluating the costs of the services provided by New York Life Investments, and profitability of New York Life Investments and its affiliates due to their relationships with each Portfolio, the Board considered, among other factors, New York Life Investments’ and its affiliates’ continuing investments in, or willingness to invest in, personnel and other resources that may support and further enhance the management of each Portfolio.  The Board also considered the financial resources of New York Life Investments and acknowledged that New York Life Investments must be in a position to recruit and retain experienced professional personnel and to maintain a strong financial position for New York Life Investments to continue to provide high-quality services to each Portfolio.  The Board recognized that each Portfolio benefits from the allocation of certain fixed costs among the funds in the New York Life Investments Group of Funds, among other expected benefits resulting from its relationship with New York Life Investments.
The Board considered information regarding New York Life Investments’ methodology for calculating profitability and allocating costs provided by New York Life Investments in connection with the fund profitability analysis presented to the Board.  The Board concluded that New York Life Investments’ methods for allocating costs and procedures for estimating overall profitability of the relationship with the funds in the New York Life Investments Group of Funds were reasonable.  The Board recognized the difficulty in calculating and evaluating a manager’s profitability with respect to each Portfolio and considered that other profitability methodologies may also be reasonable.
The Board also considered certain fall-out benefits that may be realized by New York Life Investments and its affiliates due to their relationships with each Portfolio, including reputational and other indirect benefits.  In addition, the Board considered its review of the management agreement for a money market fund advised by New York Life Investments and an Affiliated Subadvisor that serves as an investment option for each
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Portfolio, including the potential rationale for and costs associated with investments in this money market fund by each Portfolio, if any, and considered information from New York Life Investments that the nature and type of specific investment advisory services provided to this money market fund are distinct from, or in addition to, the investment advisory services provided to each Portfolio.  In addition, the Board considered the potential dividend received tax deduction for insurance company affiliates of New York Life Investments from each Portfolio’s securities lending activity.
The Board noted that each Portfolio serves as an investment option primarily under variable contracts issued by affiliates of New York Life Investments that would receive fees under those contracts.  The Board observed that, in addition to fees earned by New York Life Investments under the Management Agreement for managing each Portfolio, New York Life Investments’ affiliates also earn revenues from serving each Portfolio in various other capacities, including as each Portfolio’s distributor, and insurance companies affiliated with New York Life Investments would be entitled to receive fees from each Portfolio under a distribution and service plan adopted pursuant to Rule 12b-1 under the 1940 Act.  The Board considered information about these other revenues in the context of the profitability of the relationship with each Portfolio to New York Life Investments and its affiliates.  The Board noted that, although it assessed the overall profitability of the relationship with each Portfolio to New York Life Investments and its affiliates as part of the contract review process, when considering the reasonableness of the fee paid to New York Life Investments under the Management Agreement, the Board considered the profitability of New York Life Investments’ relationship with each Portfolio on a pre-tax basis and without regard to distribution expenses incurred by New York Life Investments from its own resources.
The Board noted that the Allocation Portfolios do not pay a management fee for the allocation and other management services provided by New York Life Investments under the Management Agreement but that shareholders of the Allocation Portfolios indirectly pay their pro rata share of the fees and expenses of the underlying funds in which the Allocation Portfolios invest.  The Board considered that the Allocation Portfolios’ investments in underlying funds managed by New York Life Investments or its affiliates indirectly benefit New York Life Investments or its affiliates.  The Board noted that it considers the profits realized by New York Life Investments and its affiliates with respect to the underlying New York Life Investments Funds as part of the annual contract review process for those funds.
After evaluating the information deemed relevant by the Trustees, the Board concluded that any profits realized by New York Life Investments and its affiliates due to their relationships with each Portfolio were not excessive.
Management and Subadvisory Fees and Total Ordinary Operating Expenses
The Board evaluated the reasonableness of the fee paid under each of the Advisory Agreements and each Portfolio’s total ordinary operating expenses.  With respect to the management fee and subadvisory fee for each Portfolio with one of more Subadvisors, the Board primarily considered the reasonableness of the management fee paid by the Portfolio to New York Life Investments because the subadvisory fee paid to each Subadvisor is paid by New York Life Investments, not the Portfolio.  The Board also considered the reasonableness of the subadvisory fee paid by New York Life Investments and the amount of the management fee retained by New York Life Investments with respect to each Portfolio with one or more Subadvisors.
In assessing the reasonableness of each Portfolio’s fees and expenses, the Board primarily considered comparative data provided by ISS on the fees and expenses of similar mutual funds managed by other investment advisers.  The Board considered New York Life Investments’ process for monitoring and addressing potential conflicts of interest in the selection of underlying funds.  In addition, the Board considered information provided by New York Life Investments and each Subadvisor on fees charged to other investment advisory clients, including institutional separate accounts and/or other funds, that follow investment strategies similar to those of the applicable Portfolio(s), if any.  The Board considered the contractual management fee schedule for each Portfolio as compared to those for such other investment advisory clients, taking into account the rationale for differences in fee schedules.  The Board also took into account information provided by New York Life Investments about the more extensive scope of services provided to registered investment companies, such as each Portfolio, as compared with other investment advisory clients.  Additionally, the Board considered the impact of contractual breakpoints, voluntary waivers and/or expense limitation arrangements, as applicable, on each Portfolio’s net management fee and expenses.  The Board also considered that in proposing fees for each Portfolio, New York Life Investments considers the competitive marketplace for mutual funds.
The Board also took into account the following considerations with respect to certain Portfolios:
1. With respect to the NYLI VP CBRE Global Infrastructure Portfolio, the Board considered its discussions with representatives from New York Life Investments regarding the total net expenses paid by the Portfolio.
2. With respect to the NYLI VP Winslow Large Cap Growth Portfolio, the Board considered its discussions with representatives from New York Life Investments regarding the management fee paid by the Portfolio.
3. With respect to the NYLI VP Hedge Multi-Strategy Portfolio, the Board considered its discussions with representatives from New York Life Investments regarding the management fee paid by the Portfolio.
Because the Allocation Portfolios do not pay a management fee to New York Life Investments, the Board considered the reasonableness of fees and expenses the Allocation Portfolios indirectly pay by investing in underlying funds that charge a management fee.  Additionally, because the Allocation Portfolios invest substantially all their assets in other funds advised by New York Life Investments or its affiliates, the Board also considered information provided by New York Life Investments regarding the fees and expenses associated with the Allocation Portfolios’
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investments in other funds, including New York Life Investments’ finding that the applicable Allocation Portfolio’s fees and expenses do not duplicate the fees and expenses of the corresponding acquired fund (when required by Rule 12d1-4 under the 1940 Act).   Because the NYLI VP Hedge Multi-Strategy Portfolio invests primarily in ETFs, the Board also considered information provided by New York Life Investments regarding the fees and expenses associated with the Portfolio’s investments in ETFs, including New York Life Investments’ finding that the Portfolio’s fees and expenses do not duplicate the fees and expenses of the corresponding acquired ETF (when required by Rule 12d1-4 under the 1940 Act).
Additionally, with respect to the NYLI VP MacKay Convertible Portfolio, the Board noted that NYLIM Service Company LLC, an affiliate of New York Life Investments, serves as the transfer agent and dividend disbursing agent for the Service Class and Service 2 Class Shares of the Portfolio but that the Service Class and Service 2 Class Shares do not incur any fees for these services.
The Board further noted that, in certain prior years, New York Life Investments had provided support to the NYLI VP Government U.S. Money Market Portfolio in the form of voluntary waivers and/or reimbursements of fees and expenses in order to maintain a positive yield.
Based on the factors outlined above, among other considerations, the Board concluded that each Portfolio’s management fee and total ordinary operating expenses are within a range that is competitive and support a conclusion that these fees and expenses are reasonable.
Economies of Scale
The Board considered information regarding economies of scale, including whether economies of scale may exist with respect to each Portfolio and whether each Portfolio’s management fee and expense structure permits economies of scale, if any, to be appropriately shared with each Portfolio’s shareholders.  The Board also considered a report from New York Life Investments, previously prepared at the request of the Board, that addressed economies of scale, including with respect to the mutual fund business generally, and the various ways in which the benefits of economies of scale may be shared with the funds in the New York Life Investments Group of Funds.  Although the Board recognized the difficulty of determining economies of scale with precision, the Board acknowledged that economies of scale may be shared with each Portfolio in a number of ways, including, for example, through the imposition of fee breakpoints, initially setting management fee rates at scale or making additional investments to enhance the services provided to each Portfolio.  The Board reviewed information from New York Life Investments showing how each Portfolio’s management fee schedule compared to fee schedules of other funds and accounts managed by New York Life Investments.  The Board also reviewed information from ISS showing how each Portfolio’s management fee schedule compared with fees paid for similar services by peer funds at varying asset levels.  The Board noted that the Allocation Portfolios do not pay a management fee and that the Board separately considers economies of scale as part of its review of the management agreements of underlying New York Life Investments Funds in which the Allocation Portfolios invest and the benefit of any breakpoints in the management fee schedules for the underlying New York Life Investments Funds would pass through to shareholders of the Allocation Portfolios at the specified levels of underlying New York Life Investments Fund assets.
Based on this information, the Board concluded that economies of scale, if any, are appropriately shared for the benefit of each Portfolio’s shareholders through the Portfolio’s management fee and expense structure and other methods to share benefits from economies of scale.
Conclusion
On the basis of the information and factors summarized above, among other information and factors deemed relevant by the Trustees, and the evaluation thereof on a Portfolio-by-Portfolio basis, the Board, including the Independent Trustees voting separately, unanimously voted to approve the continuation of each of the Advisory Agreements for each applicable Portfolio.
1    Candriam, MacKay Shields LLC and NYL Investors LLC are referred to herein as the “Affiliated Subadvisors.” American Century Investment Management, Inc., Brown Advisory LLC, CBRE Investment Management Listed Real Assets LLC, Epoch Investment Partners, Inc., FIAM LLC, Janus Henderson Investors US LLC, Newton Investment Management North America, LLC, Pacific Investment Management Company LLC, PineStone Asset Management Inc., Segall Bryant & Hamill, LLC, Wellington Management Company LLP and Winslow Capital Management, LLC are referred to herein as the “Unaffiliated Subadvisors.”
“New York Life Investments” is both a service mark, and the common trade name, of certain investment advisors affiliated with New York Life Insurance Company. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
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NYLI VP Allocation Portfolios

Annual Report - Financial Statements and Other Information
December 31, 2024
NYLI VP Conservative Allocation Portfolio (formerly known as MainStay VP Conservative Allocation Portfolio)
NYLI VP Moderate Allocation Portfolio (formerly known as MainStay VP Moderate Allocation Portfolio)
NYLI VP Growth Allocation Portfolio (formerly known as MainStay VP Growth Allocation Portfolio)
NYLI VP Equity Allocation Portfolio (formerly known as MainStay VP Equity Allocation Portfolio)

NYLI VP Conservative Allocation Portfolio
Portfolio of Investments December 31, 2024†^
	Shares	Value
Affiliated Investment Companies 90.0%
Equity Funds 37.6%
NYLI Candriam International Equity ETF	214,844	$ 6,128,661
NYLI Candriam U.S. Large Cap Equity ETF	189,483	9,172,872
NYLI Candriam U.S. Mid Cap Equity ETF	175,747	5,705,117
NYLI Epoch Capital Growth Fund Class I	91,906	1,365,877
NYLI Epoch International Choice Fund Class I	167,286	6,284,080
NYLI Fiera SMID Growth Fund Class R6	332,377	5,669,953
NYLI FTSE International Equity Currency Neutral ETF	300,659	7,835,173
NYLI PineStone U.S. Equity Fund Class R6	467,265	8,894,809
NYLI VP American Century Sustainable Equity Portfolio Initial Class	928,463	9,619,345
NYLI VP Candriam Emerging Markets Equity Portfolio Initial Class	772,096	5,996,563
NYLI VP Dimensional U.S. Equity Portfolio Initial Class	154,486	4,994,378
NYLI VP Epoch U.S. Equity Yield Portfolio Initial Class	456,314	8,228,476
NYLI VP MacKay Convertible Portfolio Initial Class	512,619	7,855,836
NYLI VP PineStone International Equity Portfolio Initial Class	502,448	5,601,088
NYLI VP Schroders Mid Cap Opportunities Portfolio Initial Class	684,312	6,321,741
NYLI VP Small Cap Growth Portfolio Initial Class	441,509	5,254,128
NYLI VP Wellington Growth Portfolio Initial Class	321,942	9,926,052
NYLI VP Wellington Small Cap Portfolio Initial Class	463,594	4,552,590
NYLI VP Winslow Large Cap Growth Portfolio Initial Class	321,460	9,928,676
NYLI WMC Enduring Capital Fund Class R6	102,143	3,905,587
NYLI WMC International Research Equity Fund Class I	854,584	6,553,636
NYLI WMC Value Fund Class R6	242,475	7,704,065
Total Equity Funds (Cost $128,412,763)		147,498,703
	Shares	Value

Fixed Income Funds 52.4%
NYLI MacKay Core Plus Bond ETF (a)	4,146,074	$ 86,272,337
NYLI MacKay ESG High Income ETF (a)	250,012	6,511,563
NYLI MacKay Securitized Income ETF (a)	909,154	23,174,335
NYLI MacKay Short Duration High Income Fund Class I	1,780,556	16,936,111
NYLI Short Term Bond Fund Class I (a)	447,107	4,070,148
NYLI VP Bond Portfolio Initial Class (a)	1,192,725	14,314,133
NYLI VP Floating Rate Portfolio Initial Class	2,375,432	20,335,127
NYLI VP MacKay High Yield Corporate Bond Portfolio Initial Class	728,694	6,671,851
NYLI VP MacKay U.S. Infrastructure Bond Portfolio Initial Class (a)	2,427,812	23,260,620
NYLI VP PIMCO Real Return Portfolio Initial Class	521,809	3,990,382
Total Fixed Income Funds (Cost $211,730,791)		205,536,607
Total Affiliated Investment Companies (Cost $340,143,554)		353,035,310
Short-Term Investment 9.6%
Affiliated Investment Company 9.6%
NYLI U.S. Government Liquidity Fund, 4.309% (b)	37,821,768	37,821,768
Total Short-Term Investment (Cost $37,821,768)	9.6%	37,821,768
Total Investments (Cost $377,965,322)	99.6%	390,857,078
Other Assets, Less Liabilities	0.4	1,507,768
Net Assets	100.0%	$ 392,364,846

†	Percentages indicated are based on Portfolio net assets.
^	Industry classifications may be different than those used for compliance monitoring purposes.
(a)	As of December 31, 2024, the Portfolio's ownership exceeds 5% of the outstanding shares of the Underlying Portfolio's/Fund's share class.
(b)	Current yield as of December 31, 2024.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

Portfolio of Investments December 31, 2024†^ (continued)
Investments in Affiliates (in 000's)
Investments in issuers considered to be affiliate(s) of the Portfolio during the year ended December 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Investment Companies	Value, Beginning of Year	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Year	Dividend Income	Other Distributions	Shares End of Year
IQ U.S. Small Cap ETF	$ 3,697	$ —	$ (3,739)	$ 495	$ (453)	$ —	$ 12	$ —	—
NYLI 500 International ETF	7,613	194	(8,016)	1,205	(996)	—	138	—	—
NYLI Candriam International Equity ETF	7,669	1,456	(3,109)	621	(508)	6,129	146	—	215
NYLI Candriam U.S. Large Cap Equity ETF	9,998	1,031	(3,196)	1,190	150	9,173	107	—	189
NYLI Candriam U.S. Mid Cap Equity ETF	6,437	864	(2,105)	273	236	5,705	76	—	176
NYLI CBRE NextGen Real Estate ETF	10,434	295	(11,195)	1,099	(633)	—	211	—	—
NYLI Epoch Capital Growth Fund Class I	1,665	68	(478)	49	62	1,366	8	55	92
NYLI Epoch International Choice Fund Class I	4,667	2,940	(919)	132	(536)	6,284	105	—	167
NYLI Fiera SMID Growth Fund Class R6	6,650	1,122	(2,317)	236	(21)	5,670	—	169	332
NYLI FTSE International Equity Currency Neutral ETF	9,193	141	(1,956)	471	(14)	7,835	211	4	301
NYLI MacKay Core Plus Bond ETF (a)	29,621	70,765	(11,340)	(1,173)	(1,601)	86,272	2,396	—	4,146
NYLI MacKay ESG High Income ETF	7,538	—	(891)	20	(156)	6,511	513	88	250
NYLI MacKay Securitized Income ETF	—	25,160	(1,434)	25	(577)	23,174	447	49	909
NYLI MacKay Short Duration High Income Fund Class I	18,896	1,211	(3,236)	(109)	174	16,936	1,120	—	1,781
NYLI MacKay U.S. Infrastructure Bond Fund Class R6	6,062	7,078	(12,981)	17	(176)	—	218	—	—
NYLI PineStone U.S. Equity Fund Class R6	9,160	933	(1,979)	214	567	8,895	50	86	467
NYLI Short Term Bond Fund Class I	8,999	299	(5,189)	(34)	(5)	4,070	274	—	447
NYLI U.S. Government Liquidity Fund	43,091	140,722	(145,991)	—	—	37,822	1,940	—	37,822
NYLI VP American Century Sustainable Equity Portfolio Initial Class	8,083	2,213	(2,033)	(733)	2,089	9,619	89	209	928
NYLI VP Bond Portfolio Initial Class	14,947	15,800	(15,493)	(2,016)	1,076	14,314	670	—	1,193
NYLI VP Candriam Emerging Markets Equity Portfolio Initial Class	6,944	160	(1,863)	(150)	906	5,997	59	—	772
NYLI VP Dimensional U.S. Equity Portfolio Initial Class	4,503	1,411	(2,069)	(185)	1,334	4,994	41	—	154
NYLI VP Epoch U.S. Equity Yield Portfolio Initial Class	6,772	2,871	(2,106)	251	440	8,228	203	440	456
NYLI VP Floating Rate Portfolio Initial Class	24,784	1,893	(6,281)	(219)	158	20,335	1,777	—	2,375
NYLI VP Indexed Bond Portfolio Initial Class	117,998	4,046	(121,873)	(22,330)	22,159	—	4,041	98	—
NYLI VP MacKay Convertible Portfolio Initial Class	—	9,237	(1,621)	29	211	7,856	306	131	513
NYLI VP MacKay High Yield Corporate Bond Portfolio Initial Class	7,522	411	(1,346)	41	44	6,672	400	—	729
NYLI VP MacKay U.S. Infrastructure Bond Portfolio Initial Class	—	25,047	(1,092)	21	(715)	23,261	448	—	2,428
NYLI VP PIMCO Real Return Portfolio Initial Class	4,531	184	(664)	(68)	7	3,990	156	—	522
NYLI VP PineStone International Equity Portfolio Initial Class	4,572	1,960	(1,108)	(611)	788	5,601	30	—	502
NYLI VP S&P 500 Index Portfolio Initial Class	6,951	—	(7,098)	1,489	(1,342)	—	—	—	—
NYLI VP Schroders Mid Cap Opportunities Portfolio Initial Class	6,429	923	(1,623)	(778)	1,371	6,322	21	—	684
NYLI VP Small Cap Growth Portfolio Initial Class	5,711	1,168	(2,246)	(851)	1,472	5,254	—	—	442
NYLI VP Wellington Growth Portfolio Initial Class	10,244	1,003	(3,622)	(864)	3,165	9,926	—	—	322
NYLI VP Wellington Small Cap Portfolio Initial Class	4,709	1,642	(2,487)	75	614	4,553	59	—	464
NYLI VP Winslow Large Cap Growth Portfolio Initial Class	10,431	1,594	(3,901)	(304)	2,109	9,929	—	839	321
NYLI WMC Enduring Capital Fund Class R6	4,215	411	(1,105)	130	255	3,906	23	—	102
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
4	NYLI VP Conservative Allocation Portfolio

Affiliated Investment Companies	Value, Beginning of Year	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Year	Dividend Income	Other Distributions	Shares End of Year
NYLI WMC International Research Equity Fund Class I	$ 4,678	$ 2,853	$ (1,216)	$ 94	$ 145	$ 6,554	$ 122	$ —	855
NYLI WMC Value Fund Class R6	6,095	2,740	(1,518)	118	269	7,704	126	263	242
	$451,509	$331,846	$(402,436)	$(22,130)	$32,068	$390,857	$16,543	$2,431

(a)	Prior to December 04, 2024, known as NYLI MacKay ESG Core Plus Bond ETF.
Swap Contracts
Open OTC total return equity swap contracts as of December 31, 2024 were as follows1:
Swap Counterparty	Reference Obligation	Floating Rate[2]	Termination Date(s)	Payment Frequency Paid/ Received	Notional Amount Long/ (Short) (000)[3]	Unrealized Appreciation/ (Depreciation)[4]
Citibank NA	Citi Artificial Intelligence (AI) Basket	1 day FEDF plus 0.35%	12/1/25	Daily	9,497	$ —
JPMorgan Chase Bank NA	Global X Uranium ETF	1 day FEDF plus 0.74% - 0.94%	10/7/25	Daily	8,828	—
Citibank NA	iShares 20+ Year Treasury Bond ETF	1 day FEDF plus 0.60%	12/1/25	Daily	8,582	—
Citibank NA	iShares MSCI EAFE ETF	1 day FEDF minus 0.60%	12/1/25	Daily	(32,690)	—
Citibank NA	iShares MSCI Hong Kong ETF	1 day FEDF plus 0.75%	12/1/25	Daily	7,844	—
Citibank NA	iShares MSCI India ETF	1 day FEDF plus 0.50%	12/1/25	Daily	7,874	—
JPMorgan Chase Bank NA	Russell 2000 Total Return Index	1 day FEDF plus 0.10% - 0.13%	4/9/25	Daily	(16,341)	—
Citibank NA	S&P 500 Total Return Index	1 day FEDF plus 0.35%	12/1/25	Daily	(11,130)	—
Citibank NA	S&P 600 Total Return Index	1 day FEDF plus 0.45%	12/1/25	Daily	30,394	—
Citibank NA	S&P Midcap 400 Total Return Index	1 day FEDF plus 0.85%	12/1/25	Daily	13,997	—
Citibank NA	SPDR S&P Regional Banking ETF	1 day FEDF plus 0.50%	12/1/25	Daily	3,712	—
						$ —
The following table represents the basket holdings underlying the total return swap with Citi Artificial Intelligence (AI) Basket as of December 31, 2024.
Security Description	Shares	Notional Value	Unrealized Appreciation/ Depreciation	Percent of Basket Net Assets
Alphabet Inc.	2,347	279,520	—	2.94
Amazon.com Inc.	2,580	307,273	—	3.24
AppLovin Corp.	8,911	1,061,139	—	11.17
Aptiv plc	1,668	198,660	—	2.09
Autoliv Inc.	605	72,040	—	0.76
BILL Holdings Inc.	1,614	192,156	—	2.02
Block Inc.	3,102	369,337	—	3.89
Booking Holdings Inc.	2,923	348,035	—	3.67
Broadcom Inc.	3,113	370,657	—	3.90
DocuSign Inc.	2,395	285,146	—	3.00
Etsy Inc.	1,836	218,628	—	2.30
Expedia Group Inc.	3,480	414,412	—	4.36
Fidelity National Information Services Inc.	2,529	301,197	—	3.17
Fiserv Inc.	3,189	379,766	—	4.00
Fortive Corp.	1,284	152,905	—	1.61
Globant SA	1,221	145,356	—	1.53
Informatica Inc.	488	58,117	—	0.61
Intel Corp.	1,383	164,648	—	1.73
Lear Corp.	696	82,897	—	0.87
Magna International Inc.	737	87,703	—	0.92
Marvell Technology Inc.	3,456	411,546	—	4.33
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

Portfolio of Investments December 31, 2024†^ (continued)
Security Description	Shares	Notional Value	Unrealized Appreciation/ Depreciation	Percent of Basket Net Assets
Meta Platforms Inc.	2,593	308,751	—	3.25
MKS Instruments Inc.	874	104,017	—	1.10
Northrop Grumman Corp.	2,557	304,448	—	3.21
Okta Inc.	1,604	190,994	—	2.01
Pinterest Inc.	1,565	186,338	—	1.96
PTC Inc.	1,473	175,348	—	1.85
QUALCOMM Inc.	1,732	206,256	—	2.17
RTX Corp.	2,710	322,676	—	3.40
Salesforce Inc.	3,045	362,585	—	3.82
Smartsheet Inc.	995	118,529	—	1.25
TE Connectivity plc	2,224	264,874	—	2.79
Teradyne Inc.	1,914	227,975	—	2.40
Veeva Systems Inc.	2,248	267,703	—	2.82
Visa Inc.	2,781	331,132	—	3.49
Wix.com Ltd.	1,404	167,218	—	1.76
Zillow Group Inc.	482	57,363	—	0.61

1.	As of December 31, 2024, cash in the amount $5,100,000 was pledged to brokers for OTC swap contracts.
2.	Portfolio pays the floating rate and receives the total return of the reference entity.
3.	Notional amounts reflected as a positive value indicate a long position held by the Portfolio or Index and a negative value indicates a short position.
4.	Reflects the value at reset date as of December 31, 2024.

Abbreviation(s):
EAFE—Europe, Australasia and Far East
ETF—Exchange-Traded Fund
FEDF—Federal Funds Rate
FTSE—Financial Times Stock Exchange
MSCI—Morgan Stanley Capital International
SPDR—Standard & Poor’s Depositary Receipt
The following is a summary of the fair valuations according to the inputs used as of December 31, 2024, for valuing the Portfolio’s assets:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Affiliated Investment Companies
Equity Funds	$ 147,498,703	$ —	$ —	$ 147,498,703
Fixed Income Funds	205,536,607	—	—	205,536,607
Total Affiliated Investment Companies	353,035,310	—	—	353,035,310
Short-Term Investment
Affiliated Investment Company	37,821,768	—	—	37,821,768
Total Investments in Securities	$ 390,857,078	$ —	$ —	$ 390,857,078

(a)	For a complete listing of investments, see the Portfolio of Investments.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
6	NYLI VP Conservative Allocation Portfolio

Statement of Assets and Liabilities as of December 31, 2024
Assets
Investment in affiliated investment companies, at value (identified cost $377,965,322)	$390,857,078
Cash collateral on deposit at broker for swap contracts	5,100,000
Receivables:
Dividends	755,206
Portfolio shares sold	577
Other assets	141,021
Total assets	396,853,882
Liabilities
Payables:
Dividends and interest on OTC swaps contracts	3,947,769
Portfolio shares redeemed	424,375
NYLIFE Distributors (See Note 3)	82,121
Professional fees	22,808
Custodian	6,848
Shareholder communication	3,053
Trustees	13
Accrued expenses	2,049
Total liabilities	4,489,036
Net assets	$392,364,846
Composition of Net Assets
Shares of beneficial interest outstanding (par value of $.001 per share) unlimited number of shares authorized	$38,112
Additional paid-in-capital	421,303,169
421,341,281
Total distributable earnings (loss)	(28,976,435)
Net assets	$392,364,846
Initial Class
Net assets applicable to outstanding shares	$13,809,827
Shares of beneficial interest outstanding	1,325,874
Net asset value per share outstanding	$10.42
Service Class
Net assets applicable to outstanding shares	$378,555,019
Shares of beneficial interest outstanding	36,786,290
Net asset value per share outstanding	$10.29

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

Statement of Operations for the year ended December 31, 2024
Investment Income (Loss)
Income
Dividend distributions from affiliated investment companies	$16,542,504
Expenses
Distribution/Service—Service Class (See Note 3)	1,023,146
Professional fees	68,791
Shareholder communication	27,640
Custodian	25,498
Trustees	10,149
Miscellaneous	14,878
Total expenses	1,170,102
Net investment income (loss)	15,372,402
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Affiliated investment company transactions	(22,130,228)
Realized capital gain distributions from affiliated investment companies	2,431,055
Swap transactions	(1,577,083)
Net realized gain (loss)	(21,276,256)
Net change in unrealized appreciation (depreciation) on: Affiliated investments companies	32,068,355
Net realized and unrealized gain (loss)	10,792,099
Net increase (decrease) in net assets resulting from operations	$26,164,501
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
8	NYLI VP Conservative Allocation Portfolio

Statements of Changes in Net Assets
for the years ended December 31, 2024 and December 31, 2023
	2024	2023
Increase (Decrease) in Net Assets
Operations:
Net investment income (loss)	$15,372,402	$13,335,435
Net realized gain (loss)	(21,276,256)	(17,003,619)
Net change in unrealized appreciation (depreciation)	32,068,355	48,466,879
Net increase (decrease) in net assets resulting from operations	26,164,501	44,798,695
Distributions to shareholders:
Initial Class	(232,960)	(870,951)
Service Class	(5,419,377)	(26,986,947)
Total distributions to shareholders	(5,652,337)	(27,857,898)
Capital share transactions:
Net proceeds from sales of shares	32,337,833	23,791,487
Net asset value of shares issued to shareholders in reinvestment of distributions	5,652,337	27,857,898
Cost of shares redeemed	(119,612,134)	(124,906,198)
Increase (decrease) in net assets derived from capital share transactions	(81,621,964)	(73,256,813)
Net increase (decrease) in net assets	(61,109,800)	(56,316,016)
Net Assets
Beginning of year	453,474,646	509,790,662
End of year	$392,364,846	$453,474,646
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

Financial Highlights selected per share data and ratios
	Year Ended December 31,
Initial Class	2024	2023	2022	2021	2020
Net asset value at beginning of year	$9.94	$9.64	$12.91	$12.44	$11.70
Net investment income (loss) (a)	0.41	0.31	0.26	0.27	0.21
Net realized and unrealized gain (loss)	0.24	0.63	(1.89)	0.61	0.97
Total from investment operations	0.65	0.94	(1.63)	0.88	1.18
Less distributions:
From net investment income	(0.17)	(0.30)	(0.53)	(0.25)	(0.25)
From net realized gain on investments	—	(0.34)	(1.11)	(0.16)	(0.19)
Total distributions	(0.17)	(0.64)	(1.64)	(0.41)	(0.44)
Net asset value at end of year	$10.42	$9.94	$9.64	$12.91	$12.44
Total investment return (b)	6.51%	10.29%	(12.05)%	7.13%	10.28%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	3.95%	3.12%	2.31%	2.12%	1.76%
Net expenses (c)	0.03%	0.03%	0.03%	0.03%	0.04%
Portfolio turnover rate	50%	18%	26%	25%	29%
Net assets at end of year (in 000's)	$13,810	$13,959	$13,487	$17,168	$16,707

(a)	Per share data based on average shares outstanding during the year.
(b)	Total return does not reflect any deduction of sales charges, mortality and expense charges, contract charges or administrative charges.
(c)	In addition to the fees and expenses which the Portfolio bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the Underlying Portfolios/Funds in which it invests. Such indirect expenses are not included in the above expense ratios.

	Year Ended December 31,
Service Class	2024	2023	2022	2021	2020
Net asset value at beginning of year	$9.82	$9.52	$12.77	$12.30	$11.57
Net investment income (loss) (a)	0.37	0.27	0.23	0.23	0.17
Net realized and unrealized gain (loss)	0.24	0.64	(1.88)	0.61	0.97
Total from investment operations	0.61	0.91	(1.65)	0.84	1.14
Less distributions:
From net investment income	(0.14)	(0.27)	(0.49)	(0.21)	(0.22)
From net realized gain on investments	—	(0.34)	(1.11)	(0.16)	(0.19)
Total distributions	(0.14)	(0.61)	(1.60)	(0.37)	(0.41)
Net asset value at end of year	$10.29	$9.82	$9.52	$12.77	$12.30
Total investment return (b)	6.25%	10.02%	(12.27)%	6.86%	10.01%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	3.62%	2.80%	2.03%	1.83%	1.50%
Net expenses (c)	0.28%	0.28%	0.28%	0.28%	0.29%
Portfolio turnover rate	50%	18%	26%	25%	29%
Net assets at end of year (in 000's)	$378,555	$439,516	$496,304	$670,879	$686,344

(a)	Per share data based on average shares outstanding during the year.
(b)	Total return does not reflect any deduction of sales charges, mortality and expense charges, contract charges or administrative charges.
(c)	In addition to the fees and expenses which the Portfolio bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the Underlying Portfolios/Funds in which it invests. Such indirect expenses are not included in the above expense ratios.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
10	NYLI VP Conservative Allocation Portfolio

NYLI VP Moderate Allocation Portfolio
Portfolio of Investments December 31, 2024†^
	Shares	Value
Affiliated Investment Companies 90.2%
Equity Funds 57.9%
NYLI Candriam International Equity ETF (a)	637,085	$ 18,173,550
NYLI Candriam U.S. Large Cap Equity ETF (a)	569,251	27,557,441
NYLI Candriam U.S. Mid Cap Equity ETF (a)	456,438	14,816,936
NYLI Epoch Capital Growth Fund Class I	166,713	2,477,645
NYLI Epoch International Choice Fund Class I (a)	495,570	18,616,030
NYLI Fiera SMID Growth Fund Class R6 (a)	865,379	14,762,333
NYLI FTSE International Equity Currency Neutral ETF	546,148	14,232,617
NYLI PineStone U.S. Equity Fund Class R6 (a)	1,396,315	26,580,110
NYLI VP American Century Sustainable Equity Portfolio Initial Class (a)	2,816,698	29,182,401
NYLI VP Candriam Emerging Markets Equity Portfolio Initial Class (a)	2,339,372	18,168,963
NYLI VP Dimensional U.S. Equity Portfolio Initial Class	474,381	15,336,301
NYLI VP Epoch U.S. Equity Yield Portfolio Initial Class	1,335,065	24,074,559
NYLI VP MacKay Convertible Portfolio Initial Class	931,097	14,268,967
NYLI VP PineStone International Equity Portfolio Initial Class (a)	1,502,086	16,744,658
NYLI VP Schroders Mid Cap Opportunities Portfolio Initial Class (a)	1,837,921	16,978,898
NYLI VP Small Cap Growth Portfolio Initial Class	1,103,757	13,135,150
NYLI VP Wellington Growth Portfolio Initial Class	979,482	30,199,198
NYLI VP Wellington Small Cap Portfolio Initial Class (a)	1,071,367	10,521,034
NYLI VP Winslow Large Cap Growth Portfolio Initial Class (a)	983,560	30,378,441
NYLI WMC Enduring Capital Fund Class R6 (a)	296,677	11,343,857
NYLI WMC International Research Equity Fund Class I (a)	2,520,427	19,328,649
NYLI WMC Value Fund Class R6 (a)	695,321	22,092,145
Total Equity Funds (Cost $360,604,496)		408,969,883
	Shares	Value

Fixed Income Funds 32.3%
NYLI MacKay Core Plus Bond ETF (a)	4,477,726	$ 93,173,418
NYLI MacKay ESG High Income ETF (a)	316,496	8,243,138
NYLI MacKay Securitized Income ETF (a)	981,879	25,028,096
NYLI MacKay Short Duration High Income Fund Class I	2,091,169	19,890,576
NYLI Short Term Bond Fund Class I (a)	812,084	7,392,645
NYLI VP Bond Portfolio Initial Class (a)	1,288,135	15,459,166
NYLI VP Floating Rate Portfolio Initial Class	2,165,331	18,536,533
NYLI VP MacKay High Yield Corporate Bond Portfolio Initial Class	922,465	8,445,994
NYLI VP MacKay U.S. Infrastructure Bond Portfolio Initial Class (a)	2,622,020	25,121,315
NYLI VP PIMCO Real Return Portfolio Initial Class (a)	947,790	7,247,942
Total Fixed Income Funds (Cost $235,065,661)		228,538,823
Total Affiliated Investment Companies (Cost $595,670,157)		637,508,706
Short-Term Investment 9.6%
Affiliated Investment Company 9.6%
NYLI U.S. Government Liquidity Fund, 4.309% (a)(b)	68,173,338	68,173,338
Total Short-Term Investment (Cost $68,173,338)	9.6%	68,173,338
Total Investments (Cost $663,843,495)	99.8%	705,682,044
Other Assets, Less Liabilities	0.2	1,447,284
Net Assets	100.0%	$ 707,129,328

†	Percentages indicated are based on Portfolio net assets.
^	Industry classifications may be different than those used for compliance monitoring purposes.
(a)	As of December 31, 2024, the Portfolio's ownership exceeds 5% of the outstanding shares of the Underlying Portfolio's/Fund's share class.
(b)	Current yield as of December 31, 2024.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

Portfolio of Investments December 31, 2024†^ (continued)
Investments in Affiliates (in 000's)
Investments in issuers considered to be affiliate(s) of the Portfolio during the year ended December 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Investment Companies	Value, Beginning of Year	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Year	Dividend Income	Other Distributions	Shares End of Year
IQ U.S. Small Cap ETF	$ 7,598	$ —	$ (7,677)	$ 858	$ (779)	$ —	$ 24	$ —	—
NYLI 500 International ETF	19,290	626	(20,426)	3,154	(2,644)	—	402	—	—
NYLI Candriam International Equity ETF	19,435	4,502	(6,009)	1,706	(1,460)	18,174	427	—	637
NYLI Candriam U.S. Large Cap Equity ETF	29,989	1,612	(8,227)	2,912	1,271	27,557	332	—	569
NYLI Candriam U.S. Mid Cap Equity ETF	16,282	1,860	(4,599)	571	703	14,817	194	—	456
NYLI CBRE NextGen Real Estate ETF	17,946	745	(19,560)	1,958	(1,089)	—	377	—	—
NYLI Epoch Capital Growth Fund Class I	2,859	115	(682)	68	118	2,478	15	100	167
NYLI Epoch International Choice Fund Class I	14,377	7,699	(2,263)	320	(1,517)	18,616	298	—	496
NYLI Fiera SMID Growth Fund Class R6	17,011	2,563	(5,388)	563	13	14,762	—	439	865
NYLI FTSE International Equity Currency Neutral ETF	15,757	203	(2,507)	528	252	14,233	378	7	546
NYLI MacKay Core Plus Bond ETF (a)	34,291	73,461	(11,562)	(1,179)	(1,838)	93,173	2,590	—	4,478
NYLI MacKay ESG High Income ETF	9,005	187	(780)	18	(187)	8,243	636	112	316
NYLI MacKay Securitized Income ETF	—	27,069	(1,446)	27	(622)	25,028	481	53	982
NYLI MacKay Short Duration High Income Fund Class I	20,779	1,569	(2,528)	(57)	128	19,891	1,283	—	2,091
NYLI MacKay U.S. Infrastructure Bond Fund Class R6	10,274	3,642	(13,717)	96	(295)	—	267	—	—
NYLI PineStone U.S. Equity Fund Class R6	26,890	1,614	(4,344)	499	1,921	26,580	155	263	1,396
NYLI Short Term Bond Fund Class I	15,425	719	(8,683)	(59)	(9)	7,393	485	—	812
NYLI U.S. Government Liquidity Fund	73,467	230,336	(235,630)	—	—	68,173	3,517	—	68,173
NYLI VP American Century Sustainable Equity Portfolio Initial Class	26,357	4,092	(5,534)	(142)	4,409	29,182	286	674	2,817
NYLI VP Bond Portfolio Initial Class	7,054	17,002	(7,679)	246	(1,164)	15,459	715	—	1,288
NYLI VP Candriam Emerging Markets Equity Portfolio Initial Class	19,839	676	(4,570)	(943)	3,167	18,169	175	—	2,339
NYLI VP Dimensional U.S. Equity Portfolio Initial Class	16,168	2,884	(7,542)	26	3,800	15,336	139	—	474
NYLI VP Epoch U.S. Equity Yield Portfolio Initial Class	21,906	5,194	(5,133)	776	1,332	24,075	623	1,348	1,335
NYLI VP Floating Rate Portfolio Initial Class	23,170	2,005	(6,582)	(228)	172	18,537	1,622	—	2,165
NYLI VP Indexed Bond Portfolio Initial Class	120,255	7,217	(127,290)	(21,652)	21,470	—	4,352	106	—
NYLI VP MacKay Convertible Portfolio Initial Class	—	16,288	(2,448)	47	382	14,269	542	235	931
NYLI VP MacKay High Yield Corporate Bond Portfolio Initial Class	8,986	605	(1,245)	26	74	8,446	501	—	922
NYLI VP MacKay U.S. Infrastructure Bond Portfolio Initial Class	—	26,954	(1,086)	21	(768)	25,121	479	—	2,622
NYLI VP PIMCO Real Return Portfolio Initial Class	7,769	468	(877)	(86)	(26)	7,248	281	—	948
NYLI VP PineStone International Equity Portfolio Initial Class	14,312	4,770	(2,854)	(1,649)	2,166	16,745	88	—	1,502
NYLI VP S&P 500 Index Portfolio Initial Class	12,019	—	(12,275)	2,775	(2,519)	—	—	—	—
NYLI VP Schroders Mid Cap Opportunities Portfolio Initial Class	16,403	3,081	(4,028)	(1,468)	2,991	16,979	53	—	1,838
NYLI VP Small Cap Growth Portfolio Initial Class	13,843	2,571	(4,816)	(2,844)	4,381	13,135	—	—	1,104
NYLI VP Wellington Growth Portfolio Initial Class	30,611	2,056	(9,669)	(1,879)	9,080	30,199	—	—	979
NYLI VP Wellington Small Cap Portfolio Initial Class	10,774	3,994	(5,785)	(792)	2,330	10,521	130	—	1,071
NYLI VP Winslow Large Cap Growth Portfolio Initial Class	31,228	4,398	(10,841)	(91)	5,684	30,378	—	2,737	984
NYLI WMC Enduring Capital Fund Class R6	12,307	781	(2,903)	342	817	11,344	66	—	297
NYLI WMC International Research Equity Fund Class I	14,410	6,951	(2,703)	(307)	978	19,329	356	—	2,520
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
12	NYLI VP Moderate Allocation Portfolio

Affiliated Investment Companies	Value, Beginning of Year	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Year	Dividend Income	Other Distributions	Shares End of Year
NYLI WMC Value Fund Class R6	$ 19,598	$ 4,850	$ (3,553)	$ 257	$ 940	$ 22,092	$ 360	$ 753	695
	$777,684	$475,359	$(585,441)	$(15,582)	$53,662	$705,682	$22,629	$6,827

(a)	Prior to December 04, 2024, known as NYLI MacKay ESG Core Plus Bond ETF.
Swap Contracts
Open OTC total return equity swap contracts as of December 31, 2024 were as follows1:
Swap Counterparty	Reference Obligation	Floating Rate[2]	Termination Date(s)	Payment Frequency Paid/ Received	Notional Amount Long/ (Short) (000)[3]	Unrealized Appreciation/ (Depreciation)[4]
Citibank NA	Citi Artificial Intelligence (AI) Basket	1 day FEDF plus 0.35%	12/1/25	Daily	17,254	$ —
JPMorgan Chase Bank NA	Global X Uranium ETF	1 day FEDF plus 0.74% - 0.94%	10/7/25	Daily	16,007	—
Citibank NA	iShares 20+ Year Treasury Bond ETF	1 day FEDF plus 0.60%	12/1/25	Daily	15,565	—
Citibank NA	iShares MSCI EAFE ETF	1 day FEDF minus 0.60%	12/1/25	Daily	(59,411)	—
Citibank NA	iShares MSCI Hong Kong ETF	1 day FEDF plus 0.75%	12/1/25	Daily	14,247	—
Citibank NA	iShares MSCI India ETF	1 day FEDF plus 0.50%	12/1/25	Daily	14,274	—
JPMorgan Chase Bank NA	J.P. Morgan IDEX Pure Size Short	1 day FEDF plus 0.20% - 0.30%	6/18/25	Daily	(2,657)	—
JPMorgan Chase Bank NA	Russell 2000 Total Return Index	1 day FEDF plus 0.10% - 0.13%	4/9/25	Daily	(31,199)	—
Citibank NA	S&P 500 Total Return Index	1 day FEDF plus 0.35%	12/1/25	Daily	(17,457)	—
Citibank NA	S&P 600 Total Return Index	1 day FEDF plus 0.45%	12/1/25	Daily	55,206	—
Citibank NA	S&P Midcap 400 Total Return Index	1 day FEDF plus 0.85%	12/1/25	Daily	26,966	—
Citibank NA	SPDR S&P Regional Banking ETF	1 day FEDF plus 0.50%	12/1/25	Daily	6,701	—
						$ —
The following table represents the basket holdings underlying the total return swap with Citi Artificial Intelligence (AI) Basket as of December 31, 2024.
Security Description	Shares	Notional Value	Unrealized Appreciation/ Depreciation	Percent of Basket Net Assets
Alphabet Inc.	4,264	507,805	—	2.94
Amazon.com Inc.	4,688	558,224	—	3.24
AppLovin Corp.	16,189	1,927,775	—	11.17
Aptiv plc	3,031	360,906	—	2.09
Autoliv Inc.	1,099	130,875	—	0.76
BILL Holdings Inc.	2,932	349,091	—	2.02
Block Inc.	5,635	670,976	—	3.89
Booking Holdings Inc.	5,310	632,277	—	3.67
Broadcom Inc.	5,655	673,373	—	3.90
DocuSign Inc.	4,350	518,026	—	3.00
Etsy Inc.	3,335	397,182	—	2.30
Expedia Group Inc.	6,322	752,863	—	4.36
Fidelity National Information Services Inc.	4,595	547,186	—	3.17
Fiserv Inc.	5,794	689,922	—	4.00
Fortive Corp.	2,333	277,782	—	1.61
Globant SA	2,218	264,069	—	1.53
Informatica Inc.	887	105,582	—	0.61
Intel Corp.	2,512	299,117	—	1.73
Lear Corp.	1,265	150,599	—	0.87
Magna International Inc.	1,338	159,330	—	0.92
Marvell Technology Inc.	6,279	747,658	—	4.33
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

Portfolio of Investments December 31, 2024†^ (continued)
Security Description	Shares	Notional Value	Unrealized Appreciation/ Depreciation	Percent of Basket Net Assets
Meta Platforms Inc.	4,710	560,910	—	3.25
MKS Instruments Inc.	1,587	188,967	—	1.10
Northrop Grumman Corp.	4,645	553,092	—	3.21
Okta Inc.	2,914	346,980	—	2.01
Pinterest Inc.	2,843	338,521	—	1.96
PTC Inc.	2,675	318,554	—	1.85
QUALCOMM Inc.	3,147	374,706	—	2.17
RTX Corp.	4,923	586,207	—	3.40
Salesforce Inc.	5,532	658,710	—	3.82
Smartsheet Inc.	1,808	215,332	—	1.25
TE Connectivity plc	4,041	481,198	—	2.79
Teradyne Inc.	3,478	414,163	—	2.40
Veeva Systems Inc.	4,084	486,337	—	2.82
Visa Inc.	5,052	601,568	—	3.49
Wix.com Ltd.	2,551	303,785	—	1.76
Zillow Group Inc.	875	104,211	—	0.61

1.	As of December 31, 2024, cash in the amount $8,650,000 was pledged to brokers for OTC swap contracts.
2.	Portfolio pays the floating rate and receives the total return of the reference entity.
3.	Notional amounts reflected as a positive value indicate a long position held by the Portfolio or Index and a negative value indicates a short position.
4.	Reflects the value at reset date as of December 31, 2024.

Abbreviation(s):
EAFE—Europe, Australasia and Far East
ETF—Exchange-Traded Fund
FEDF—Federal Funds Rate
FTSE—Financial Times Stock Exchange
MSCI—Morgan Stanley Capital International
SPDR—Standard & Poor’s Depositary Receipt
The following is a summary of the fair valuations according to the inputs used as of December 31, 2024, for valuing the Portfolio’s assets:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Affiliated Investment Companies
Equity Funds	$ 408,969,883	$ —	$ —	$ 408,969,883
Fixed Income Funds	228,538,823	—	—	228,538,823
Total Affiliated Investment Companies	637,508,706	—	—	637,508,706
Short-Term Investment
Affiliated Investment Company	68,173,338	—	—	68,173,338
Total Investments in Securities	$ 705,682,044	$ —	$ —	$ 705,682,044

(a)	For a complete listing of investments, see the Portfolio of Investments.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
14	NYLI VP Moderate Allocation Portfolio

Statement of Assets and Liabilities as of December 31, 2024
Assets
Investment in affiliated investment companies, at value (identified cost $663,843,495)	$705,682,044
Cash collateral on deposit at broker for swap contracts	8,650,000
Receivables:
Dividends	1,037,695
Portfolio shares sold	68,440
Other assets	170,316
Total assets	715,608,495
Liabilities
Payables:
Dividends and interest on OTC swaps contracts	7,591,018
Portfolio shares redeemed	707,483
NYLIFE Distributors (See Note 3)	143,648
Professional fees	24,247
Custodian	8,485
Shareholder communication	1,882
Trustees	19
Accrued expenses	2,385
Total liabilities	8,479,167
Net assets	$707,129,328
Composition of Net Assets
Shares of beneficial interest outstanding (par value of $.001 per share) unlimited number of shares authorized	$69,229
Additional paid-in-capital	718,644,496
718,713,725
Total distributable earnings (loss)	(11,584,397)
Net assets	$707,129,328
Initial Class
Net assets applicable to outstanding shares	$47,946,217
Shares of beneficial interest outstanding	4,647,370
Net asset value per share outstanding	$10.32
Service Class
Net assets applicable to outstanding shares	$659,183,111
Shares of beneficial interest outstanding	64,581,663
Net asset value per share outstanding	$10.21

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

Statement of Operations for the year ended December 31, 2024
Investment Income (Loss)
Income
Dividend distributions from affiliated investment companies	$22,629,206
Expenses
Distribution/Service—Service Class (See Note 3)	1,767,204
Professional fees	85,877
Shareholder communication	52,293
Custodian	29,661
Trustees	17,943
Miscellaneous	25,382
Total expenses	1,978,360
Net investment income (loss)	20,650,846
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Affiliated investment company transactions	(15,582,172)
Realized capital gain distributions from affiliated investment companies	6,827,281
Swap transactions	(3,000,387)
Net realized gain (loss)	(11,755,278)
Net change in unrealized appreciation (depreciation) on: Affiliated investments companies	53,662,403
Net realized and unrealized gain (loss)	41,907,125
Net increase (decrease) in net assets resulting from operations	$62,557,971
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
16	NYLI VP Moderate Allocation Portfolio

Statements of Changes in Net Assets
for the years ended December 31, 2024 and December 31, 2023
	2024	2023
Increase (Decrease) in Net Assets
Operations:
Net investment income (loss)	$20,650,846	$18,451,813
Net realized gain (loss)	(11,755,278)	(25,820,984)
Net change in unrealized appreciation (depreciation)	53,662,403	102,074,677
Net increase (decrease) in net assets resulting from operations	62,557,971	94,705,506
Distributions to shareholders:
Initial Class	(508,479)	(3,448,370)
Service Class	(5,547,350)	(54,805,347)
Total distributions to shareholders	(6,055,829)	(58,253,717)
Capital share transactions:
Net proceeds from sales of shares	41,548,808	39,724,561
Net asset value of shares issued to shareholders in reinvestment of distributions	6,055,829	58,253,717
Cost of shares redeemed	(178,058,738)	(173,149,082)
Increase (decrease) in net assets derived from capital share transactions	(130,454,101)	(75,170,804)
Net increase (decrease) in net assets	(73,951,959)	(38,719,015)
Net Assets
Beginning of year	781,081,287	819,800,302
End of year	$707,129,328	$781,081,287
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

Financial Highlights selected per share data and ratios
	Year Ended December 31,
Initial Class	2024	2023	2022	2021	2020
Net asset value at beginning of year	$9.59	$9.22	$12.84	$11.99	$11.32
Net investment income (loss) (a)	0.31	0.25	0.21	0.23	0.20
Net realized and unrealized gain (loss)	0.53	0.88	(2.06)	1.11	1.07
Total from investment operations	0.84	1.13	(1.85)	1.34	1.27
Less distributions:
From net investment income	(0.11)	(0.31)	(0.43)	(0.15)	(0.29)
From net realized gain on investments	—	(0.45)	(1.34)	(0.34)	(0.31)
Total distributions	(0.11)	(0.76)	(1.77)	(0.49)	(0.60)
Net asset value at end of year	$10.32	$9.59	$9.22	$12.84	$11.99
Total investment return (b)	8.73%	13.01%	(13.69)%	11.37%	11.57%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	3.02%	2.59%	1.91%	1.81%	1.83%
Net expenses (c)	0.03%	0.02%	0.02%	0.02%	0.03%
Portfolio turnover rate	36%	23%	31%	27%	31%
Net assets at end of year (in 000's)	$47,946	$46,889	$43,783	$53,604	$48,025

(a)	Per share data based on average shares outstanding during the year.
(b)	Total return does not reflect any deduction of sales charges, mortality and expense charges, contract charges or administrative charges.
(c)	In addition to the fees and expenses which the Portfolio bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the Underlying Portfolios/Funds in which it invests. Such indirect expenses are not included in the above expense ratios.

	Year Ended December 31,
Service Class	2024	2023	2022	2021	2020
Net asset value at beginning of year	$9.49	$9.12	$12.72	$11.88	$11.22
Net investment income (loss) (a)	0.27	0.22	0.18	0.19	0.17
Net realized and unrealized gain (loss)	0.53	0.88	(2.05)	1.11	1.06
Total from investment operations	0.80	1.10	(1.87)	1.30	1.23
Less distributions:
From net investment income	(0.08)	(0.28)	(0.39)	(0.12)	(0.26)
From net realized gain on investments	—	(0.45)	(1.34)	(0.34)	(0.31)
Total distributions	(0.08)	(0.73)	(1.73)	(0.46)	(0.57)
Net asset value at end of year	$10.21	$9.49	$9.12	$12.72	$11.88
Total investment return (b)	8.46%	12.73%	(13.91)%	11.10%	11.29%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	2.72%	2.30%	1.63%	1.51%	1.52%
Net expenses (c)	0.28%	0.27%	0.27%	0.27%	0.28%
Portfolio turnover rate	36%	23%	31%	27%	31%
Net assets at end of year (in 000's)	$659,183	$734,192	$776,017	$1,020,842	$1,037,900

(a)	Per share data based on average shares outstanding during the year.
(b)	Total return does not reflect any deduction of sales charges, mortality and expense charges, contract charges or administrative charges.
(c)	In addition to the fees and expenses which the Portfolio bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the Underlying Portfolios/Funds in which it invests. Such indirect expenses are not included in the above expense ratios.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
18	NYLI VP Moderate Allocation Portfolio

NYLI VP Growth Allocation Portfolio
Portfolio of Investments December 31, 2024†^
	Shares	Value
Affiliated Investment Companies 91.0%
Equity Funds 78.9%
NYLI Candriam International Equity ETF (a)	1,371,826	$ 39,132,846
NYLI Candriam U.S. Large Cap Equity ETF (a)	1,032,806	49,998,138
NYLI Candriam U.S. Mid Cap Equity ETF (a)	1,300,821	42,227,381
NYLI Epoch Capital Growth Fund Class I	259,848	3,861,784
NYLI Epoch International Choice Fund Class I (a)	1,066,080	40,047,206
NYLI Fiera SMID Growth Fund Class R6 (a)	2,451,459	41,818,945
NYLI FTSE International Equity Currency Neutral ETF	846,813	22,067,947
NYLI PineStone U.S. Equity Fund Class R6 (a)	2,598,211	49,459,293
NYLI VP American Century Sustainable Equity Portfolio Initial Class (a)	4,929,295	51,069,961
NYLI VP Candriam Emerging Markets Equity Portfolio Initial Class (a)	5,080,495	39,458,172
NYLI VP Dimensional U.S. Equity Portfolio Initial Class	790,766	25,564,748
NYLI VP Epoch U.S. Equity Yield Portfolio Initial Class (a)	2,659,001	47,948,435
NYLI VP MacKay Convertible Portfolio Initial Class	1,444,356	22,134,609
NYLI VP PineStone International Equity Portfolio Initial Class (a)	3,246,829	36,194,348
NYLI VP Schroders Mid Cap Opportunities Portfolio Initial Class (a)	4,774,865	44,110,684
NYLI VP Small Cap Growth Portfolio Initial Class (a)	3,475,129	41,355,422
NYLI VP Wellington Growth Portfolio Initial Class (a)	1,683,798	51,914,526
NYLI VP Wellington Small Cap Portfolio Initial Class (a)	4,066,907	39,937,837
NYLI VP Winslow Large Cap Growth Portfolio Initial Class (a)	1,666,765	51,480,050
NYLI WMC Enduring Capital Fund Class R6 (a)	605,076	23,135,927
NYLI WMC International Research Equity Fund Class I (a)	5,415,942	41,533,777
NYLI WMC Value Fund Class R6 (a)	1,480,673	47,044,818
Total Equity Funds (Cost $757,141,731)		851,496,854
	Shares	Value

Fixed Income Funds 12.1%
NYLI MacKay Core Plus Bond ETF	631,457	$ 13,139,484
NYLI MacKay ESG High Income ETF (a)	510,171	13,287,404
NYLI MacKay Securitized Income ETF	138,466	3,529,498
NYLI MacKay Short Duration High Income Fund Class I	3,135,754	29,826,348
NYLI Short Term Bond Fund Class I (a)	1,259,728	11,467,678
NYLI VP Bond Portfolio Initial Class	181,655	2,180,079
NYLI VP Floating Rate Portfolio Initial Class (a)	3,358,914	28,754,316
NYLI VP MacKay High Yield Corporate Bond Portfolio Initial Class	1,486,948	13,614,346
NYLI VP MacKay U.S. Infrastructure Bond Portfolio Initial Class	369,762	3,542,652
NYLI VP PIMCO Real Return Portfolio Initial Class (a)	1,470,167	11,242,662
Total Fixed Income Funds (Cost $131,774,980)		130,584,467
Total Affiliated Investment Companies (Cost $888,916,711)		982,081,321
Short-Term Investment 9.0%
Affiliated Investment Company 9.0%
NYLI U.S. Government Liquidity Fund, 4.309% (a)(b)	96,519,742	96,519,742
Total Short-Term Investment (Cost $96,519,742)	9.0%	96,519,742
Total Investments (Cost $985,436,453)	100.0%	1,078,601,063
Other Assets, Less Liabilities	0.0‡	492,842
Net Assets	100.0%	$ 1,079,093,905

†	Percentages indicated are based on Portfolio net assets.
^	Industry classifications may be different than those used for compliance monitoring purposes.
‡	Less than one-tenth of a percent.
(a)	As of December 31, 2024, the Portfolio's ownership exceeds 5% of the outstanding shares of the Underlying Portfolio's/Fund's share class.
(b)	Current yield as of December 31, 2024.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

Portfolio of Investments December 31, 2024†^ (continued)
Investments in Affiliates (in 000's)
Investments in issuers considered to be affiliate(s) of the Portfolio during the year ended December 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Investment Companies	Value, Beginning of Year	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Year	Dividend Income	Other Distributions	Shares End of Year
IQ U.S. Small Cap ETF	$ 34,045	$ 12	$ (33,580)	$ 3,040	$ (3,517)	$ —	$ 112	$ —	—
NYLI 500 International ETF	39,762	1,352	(41,905)	6,093	(5,302)	—	866	—	—
NYLI Candriam International Equity ETF	40,064	9,944	(11,478)	2,482	(1,879)	39,133	919	—	1,372
NYLI Candriam U.S. Large Cap Equity ETF	55,506	3,667	(16,874)	5,586	2,113	49,998	610	—	1,033
NYLI Candriam U.S. Mid Cap Equity ETF	42,600	7,166	(10,991)	1,418	2,034	42,227	541	—	1,301
NYLI CBRE NextGen Real Estate ETF	27,934	1,298	(30,600)	3,063	(1,695)	—	582	—	—
NYLI Epoch Capital Growth Fund Class I	4,406	179	(1,013)	104	186	3,862	23	155	260
NYLI Epoch International Choice Fund Class I	32,296	15,742	(5,589)	725	(3,127)	40,047	618	—	1,066
NYLI Fiera SMID Growth Fund Class R6	43,725	15,221	(18,038)	1,783	(872)	41,819	—	1,222	2,451
NYLI FTSE International Equity Currency Neutral ETF	24,520	403	(4,086)	820	411	22,068	587	11	847
NYLI MacKay Core Plus Bond ETF (a)	5,340	10,002	(1,819)	56	(440)	13,139	365	—	631
NYLI MacKay ESG High Income ETF	14,605	459	(1,501)	34	(310)	13,287	1,027	181	510
NYLI MacKay Securitized Income ETF	—	3,817	(215)	5	(77)	3,530	68	7	138
NYLI MacKay Short Duration High Income Fund Class I	31,600	2,438	(4,318)	(124)	230	29,826	1,925	—	3,136
NYLI MacKay U.S. Infrastructure Bond Fund Class R6	1,933	64	(1,967)	34	(64)	—	39	—	—
NYLI PineStone U.S. Equity Fund Class R6	52,082	4,162	(11,486)	1,462	3,239	49,459	286	487	2,598
NYLI Short Term Bond Fund Class I	24,075	1,373	(13,875)	(91)	(14)	11,468	755	—	1,260
NYLI U.S. Government Liquidity Fund	112,556	270,315	(286,351)	—	—	96,520	5,490	—	96,520
NYLI VP American Century Sustainable Equity Portfolio Initial Class	50,219	7,674	(14,808)	2,700	5,285	51,070	508	1,195	4,929
NYLI VP Bond Portfolio Initial Class	33	2,362	(132)	3	(86)	2,180	66	—	182
NYLI VP Candriam Emerging Markets Equity Portfolio Initial Class	43,672	1,740	(10,783)	(3,174)	8,003	39,458	373	—	5,080
NYLI VP Dimensional U.S. Equity Portfolio Initial Class	27,630	7,706	(15,930)	343	5,816	25,565	213	—	791
NYLI VP Epoch U.S. Equity Yield Portfolio Initial Class	45,277	15,269	(16,920)	2,327	1,995	47,948	1,254	2,715	2,659
NYLI VP Floating Rate Portfolio Initial Class	36,164	3,237	(10,560)	(354)	267	28,754	2,522	—	3,359
NYLI VP Indexed Bond Portfolio Initial Class	17,063	6,524	(17,878)	(4,704)	(1,005)	—	6,098	148	—
NYLI VP MacKay Convertible Portfolio Initial Class	—	25,571	(4,091)	61	594	22,135	848	361	1,444
NYLI VP MacKay High Yield Corporate Bond Portfolio Initial Class	14,575	1,033	(2,165)	88	83	13,614	799	—	1,487
NYLI VP MacKay U.S. Infrastructure Bond Portfolio Initial Class	—	3,777	(164)	3	(73)	3,543	44	—	370
NYLI VP PIMCO Real Return Portfolio Initial Class	12,123	946	(1,653)	(61)	(112)	11,243	431	—	1,470
NYLI VP PineStone International Equity Portfolio Initial Class	32,597	9,404	(7,000)	(2,698)	3,891	36,194	188	—	3,247
NYLI VP S&P 500 Index Portfolio Initial Class	18,636	—	(19,030)	3,568	(3,174)	—	—	—	—
NYLI VP Schroders Mid Cap Opportunities Portfolio Initial Class	42,720	7,204	(9,848)	(3,717)	7,752	44,111	149	—	4,775
NYLI VP Small Cap Growth Portfolio Initial Class	40,283	10,410	(13,618)	(2,730)	7,010	41,355	—	—	3,475
NYLI VP Wellington Growth Portfolio Initial Class	56,331	1,637	(18,955)	(1,821)	14,723	51,915	—	—	1,684
NYLI VP Wellington Small Cap Portfolio Initial Class	37,627	15,670	(18,825)	(2,237)	7,703	39,938	459	—	4,067
NYLI VP Winslow Large Cap Growth Portfolio Initial Class	56,928	6,118	(21,516)	1,076	8,874	51,480	—	4,694	1,667
NYLI WMC Enduring Capital Fund Class R6	24,892	2,720	(6,908)	976	1,456	23,136	137	—	605
NYLI WMC International Research Equity Fund Class I	32,381	14,293	(6,696)	(1,045)	2,601	41,534	722	—	5,416
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
20	NYLI VP Growth Allocation Portfolio

Affiliated Investment Companies	Value, Beginning of Year	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Year	Dividend Income	Other Distributions	Shares End of Year
NYLI WMC Value Fund Class R6	$ 42,923	$ 15,301	$ (13,877)	$ 1,464	$ 1,234	$ 47,045	$ 764	$ 1,598	1,481
	$1,219,123	$506,210	$(727,043)	$16,558	$63,753	$1,078,601	$30,388	$12,774

(a)	Prior to December 04, 2024, known as NYLI MacKay ESG Core Plus Bond ETF.
Swap Contracts
Open OTC total return equity swap contracts as of December 31, 2024 were as follows1:
Swap Counterparty	Reference Obligation	Floating Rate[2]	Termination Date(s)	Payment Frequency Paid/ Received	Notional Amount Long/ (Short) (000)[3]	Unrealized Appreciation/ (Depreciation)[4]
Citibank NA	Citi Artificial Intelligence (AI) Basket	1 day FEDF plus 0.35%	12/1/25	Daily	26,768	$ —
JPMorgan Chase Bank NA	Global X Uranium ETF	1 day FEDF plus 0.74% - 0.94%	10/7/25	Daily	24,766	—
Citibank NA	iShares 20+ Year Treasury Bond ETF	1 day FEDF plus 0.60%	12/1/25	Daily	23,894	—
Citibank NA	iShares MSCI EAFE ETF	1 day FEDF minus 0.60%	12/1/25	Daily	(92,228)	—
Citibank NA	iShares MSCI Hong Kong ETF	1 day FEDF plus 0.75%	12/1/25	Daily	22,101	—
Citibank NA	iShares MSCI India ETF	1 day FEDF plus 0.50%	12/1/25	Daily	22,127	—
JPMorgan Chase Bank NA	J.P. Morgan IDEX Pure Size Short	1 day FEDF plus 0.20% - 0.30%	6/18/25	Daily	(8,449)	—
JPMorgan Chase Bank NA	Russell 2000 Total Return Index	1 day FEDF plus 0.10%	4/8/25 - 4/9/25	Daily	(46,045)	—
Citibank NA	S&P 500 Total Return Index	1 day FEDF plus 0.35%	12/1/25	Daily	(34,888)	—
Citibank NA	S&P 600 Total Return Index	1 day FEDF plus 0.45%	12/1/25	Daily	85,636	—
Citibank NA	S&P Midcap 400 Total Return Index	1 day FEDF plus 0.85%	12/1/25	Daily	43,022	—
Citibank NA	SPDR S&P Regional Banking ETF	1 day FEDF plus 0.50%	12/1/25	Daily	10,308	—
						$ —
The following table represents the basket holdings underlying the total return swap with Citi Artificial Intelligence (AI) Basket as of December 31, 2024.
Security Description	Shares	Notional Value	Unrealized Appreciation/ Depreciation	Percent of Basket Net Assets
Alphabet Inc.	6,616	787,833	—	2.94
Amazon.com Inc.	7,273	866,055	—	3.24
AppLovin Corp.	25,116	2,990,844	—	11.17
Aptiv plc	4,702	559,927	—	2.09
Autoliv Inc.	1,705	203,045	—	0.76
BILL Holdings Inc.	4,548	541,596	—	2.02
Block Inc.	8,742	1,040,984	—	3.89
Booking Holdings Inc.	8,238	980,945	—	3.67
Broadcom Inc.	8,773	1,044,704	—	3.90
DocuSign Inc.	6,749	803,690	—	3.00
Etsy Inc.	5,175	616,208	—	2.30
Expedia Group Inc.	9,809	1,168,028	—	4.36
Fidelity National Information Services Inc.	7,129	848,931	—	3.17
Fiserv Inc.	8,989	1,070,379	—	4.00
Fortive Corp.	3,619	430,965	—	1.61
Globant SA	3,440	409,689	—	1.53
Informatica Inc.	1,376	163,805	—	0.61
Intel Corp.	3,897	464,064	—	1.73
Lear Corp.	1,962	233,646	—	0.87
Magna International Inc.	2,076	247,192	—	0.92
Marvell Technology Inc.	9,741	1,159,952	—	4.33
Meta Platforms Inc.	7,308	870,222	—	3.25
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

Portfolio of Investments December 31, 2024†^ (continued)
Security Description	Shares	Notional Value	Unrealized Appreciation/ Depreciation	Percent of Basket Net Assets
MKS Instruments Inc.	2,462	293,173	—	1.10
Northrop Grumman Corp.	7,206	858,094	—	3.21
Okta Inc.	4,521	538,321	—	2.01
Pinterest Inc.	4,410	525,197	—	1.96
PTC Inc.	4,150	494,221	—	1.85
QUALCOMM Inc.	4,882	581,338	—	2.17
RTX Corp.	7,637	909,471	—	3.40
Salesforce Inc.	8,582	1,021,955	—	3.82
Smartsheet Inc.	2,805	334,076	—	1.25
TE Connectivity plc	6,269	746,554	—	2.79
Teradyne Inc.	5,396	642,553	—	2.40
Veeva Systems Inc.	6,336	754,527	—	2.82
Visa Inc.	7,838	933,301	—	3.49
Wix.com Ltd.	3,958	471,307	—	1.76
Zillow Group Inc.	1,358	161,678	—	0.61

1.	As of December 31, 2024, cash in the amount $12,000,000 was pledged to brokers for OTC swap contracts.
2.	Portfolio pays the floating rate and receives the total return of the reference entity.
3.	Notional amounts reflected as a positive value indicate a long position held by the Portfolio or Index and a negative value indicates a short position.
4.	Reflects the value at reset date as of December 31, 2024.

Abbreviation(s):
EAFE—Europe, Australasia and Far East
ETF—Exchange-Traded Fund
FEDF—Federal Funds Rate
FTSE—Financial Times Stock Exchange
MSCI—Morgan Stanley Capital International
SPDR—Standard & Poor’s Depositary Receipt
The following is a summary of the fair valuations according to the inputs used as of December 31, 2024, for valuing the Portfolio’s assets:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Affiliated Investment Companies
Equity Funds	$ 851,496,854	$ —	$ —	$ 851,496,854
Fixed Income Funds	130,584,467	—	—	130,584,467
Total Affiliated Investment Companies	982,081,321	—	—	982,081,321
Short-Term Investment
Affiliated Investment Company	96,519,742	—	—	96,519,742
Total Investments in Securities	$ 1,078,601,063	$ —	$ —	$ 1,078,601,063

(a)	For a complete listing of investments, see the Portfolio of Investments.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
22	NYLI VP Growth Allocation Portfolio

Statement of Assets and Liabilities as of December 31, 2024
Assets
Investment in affiliated investment companies, at value (identified cost $985,436,453)	$1,078,601,063
Cash collateral on deposit at broker for swap contracts	12,000,000
Receivables:
Dividends	734,939
Portfolio shares sold	219,258
Other assets	196,433
Total assets	1,091,751,693
Liabilities
Payables:
Dividends and interest on OTC swaps contracts	11,291,406
Portfolio shares redeemed	1,107,724
NYLIFE Distributors (See Note 3)	216,097
Professional fees	25,408
Custodian	9,224
Shareholder communication	3,302
Trustees	38
Accrued expenses	4,589
Total liabilities	12,657,788
Net assets	$1,079,093,905
Composition of Net Assets
Shares of beneficial interest outstanding (par value of $.001 per share) unlimited number of shares authorized	$102,194
Additional paid-in-capital	1,027,494,499
1,027,596,693
Total distributable earnings (loss)	51,497,212
Net assets	$1,079,093,905
Initial Class
Net assets applicable to outstanding shares	$97,037,581
Shares of beneficial interest outstanding	9,077,452
Net asset value per share outstanding	$10.69
Service Class
Net assets applicable to outstanding shares	$982,056,324
Shares of beneficial interest outstanding	93,116,685
Net asset value per share outstanding	$10.55

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

Statement of Operations for the year ended December 31, 2024
Investment Income (Loss)
Income
Dividend distributions from affiliated investment companies	$30,387,633
Expenses
Distribution/Service—Service Class (See Note 3)	2,685,015
Professional fees	105,936
Shareholder communication	76,583
Custodian	28,756
Trustees	27,953
Miscellaneous	41,308
Total expenses	2,965,551
Net investment income (loss)	27,422,082
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Affiliated investment company transactions	16,557,850
Realized capital gain distributions from affiliated investment companies	12,774,437
Swap transactions	(4,648,965)
Net realized gain (loss)	24,683,322
Net change in unrealized appreciation (depreciation) on: Affiliated investments companies	63,752,971
Net realized and unrealized gain (loss)	88,436,293
Net increase (decrease) in net assets resulting from operations	$115,858,375
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
24	NYLI VP Growth Allocation Portfolio

Statements of Changes in Net Assets
for the years ended December 31, 2024 and December 31, 2023
	2024	2023
Increase (Decrease) in Net Assets
Operations:
Net investment income (loss)	$27,422,082	$24,572,374
Net realized gain (loss)	24,683,322	(35,767,126)
Net change in unrealized appreciation (depreciation)	63,752,971	186,965,793
Net increase (decrease) in net assets resulting from operations	115,858,375	175,771,041
Distributions to shareholders:
Initial Class	(793,724)	(9,842,480)
Service Class	(5,600,669)	(117,566,790)
Total distributions to shareholders	(6,394,393)	(127,409,270)
Capital share transactions:
Net proceeds from sales of shares	48,692,134	30,880,642
Net asset value of shares issued to shareholders in reinvestment of distributions	6,394,393	127,409,270
Cost of shares redeemed	(310,387,218)	(269,093,776)
Increase (decrease) in net assets derived from capital share transactions	(255,300,691)	(110,803,864)
Net increase (decrease) in net assets	(145,836,709)	(62,442,093)
Net Assets
Beginning of year	1,224,930,614	1,287,372,707
End of year	$1,079,093,905	$1,224,930,614
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

Financial Highlights selected per share data and ratios
	Year Ended December 31,
Initial Class	2024	2023	2022	2021	2020
Net asset value at beginning of year	$9.76	$9.50	$13.62	$12.19	$11.51
Net investment income (loss) (a)	0.27	0.22	0.18	0.20	0.21
Net realized and unrealized gain (loss)	0.75	1.14	(2.28)	1.72	1.21
Total from investment operations	1.02	1.36	(2.10)	1.92	1.42
Less distributions:
From net investment income	(0.09)	(0.41)	(0.42)	(0.33)	(0.34)
From net realized gain on investments	—	(0.69)	(1.60)	(0.16)	(0.40)
Total distributions	(0.09)	(1.10)	(2.02)	(0.49)	(0.74)
Net asset value at end of year	$10.69	$9.76	$9.50	$13.62	$12.19
Total investment return (b)	10.39%	15.49%	(14.43)%	16.01%	12.94%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	2.62%	2.25%	1.55%	1.53%	1.87%
Net expenses (c)	0.02%	0.02%	0.02%	0.02%	0.03%
Portfolio turnover rate	22%	24%	32%	24%	32%
Net assets at end of year (in 000's)	$97,038	$95,510	$88,026	$108,059	$98,314

(a)	Per share data based on average shares outstanding during the year.
(b)	Total return does not reflect any deduction of sales charges, mortality and expense charges, contract charges or administrative charges.
(c)	In addition to the fees and expenses which the Portfolio bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the Underlying Portfolios/Funds in which it invests. Such indirect expenses are not included in the above expense ratios.

	Year Ended December 31,
Service Class	2024	2023	2022	2021	2020
Net asset value at beginning of year	$9.63	$9.38	$13.46	$12.05	$11.38
Net investment income (loss) (a)	0.24	0.19	0.14	0.16	0.17
Net realized and unrealized gain (loss)	0.74	1.13	(2.24)	1.71	1.21
Total from investment operations	0.98	1.32	(2.10)	1.87	1.38
Less distributions:
From net investment income	(0.06)	(0.38)	(0.38)	(0.30)	(0.31)
From net realized gain on investments	—	(0.69)	(1.60)	(0.16)	(0.40)
Total distributions	(0.06)	(1.07)	(1.98)	(0.46)	(0.71)
Net asset value at end of year	$10.55	$9.63	$9.38	$13.46	$12.05
Total investment return (b)	10.12%	15.20%	(14.64)%	15.72%	12.65%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	2.31%	1.95%	1.26%	1.24%	1.55%
Net expenses (c)	0.27%	0.27%	0.27%	0.27%	0.28%
Portfolio turnover rate	22%	24%	32%	24%	32%
Net assets at end of year (in 000's)	$982,056	$1,129,421	$1,199,347	$1,655,050	$1,711,623

(a)	Per share data based on average shares outstanding during the year.
(b)	Total return does not reflect any deduction of sales charges, mortality and expense charges, contract charges or administrative charges.
(c)	In addition to the fees and expenses which the Portfolio bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the Underlying Portfolios/Funds in which it invests. Such indirect expenses are not included in the above expense ratios.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
26	NYLI VP Growth Allocation Portfolio

NYLI VP Equity Allocation Portfolio
Portfolio of Investments December 31, 2024†^
	Shares	Value
Affiliated Investment Companies 97.1%
Equity Funds 97.1%
NYLI Candriam International Equity ETF (a)	1,214,086	$ 34,633,139
NYLI Candriam U.S. Large Cap Equity ETF (a)	920,862	44,578,930
NYLI Candriam U.S. Mid Cap Equity ETF (a)	1,187,088	38,535,369
NYLI Epoch Capital Growth Fund Class I	183,944	2,733,723
NYLI Epoch International Choice Fund Class I (a)	943,037	35,425,095
NYLI Fiera SMID Growth Fund Class R6 (a)	2,235,386	38,133,005
NYLI FTSE International Equity Currency Neutral ETF	602,220	15,693,853
NYLI PineStone U.S. Equity Fund Class R6 (a)	2,329,103	44,336,565
NYLI VP American Century Sustainable Equity Portfolio Initial Class (a)	4,399,554	45,581,577
NYLI VP Candriam Emerging Markets Equity Portfolio Initial Class (a)	5,142,033	39,936,117
NYLI VP Dimensional U.S. Equity Portfolio Initial Class	705,602	22,811,480
NYLI VP Epoch U.S. Equity Yield Portfolio Initial Class (a)	2,391,492	43,124,584
NYLI VP PineStone International Equity Portfolio Initial Class (a)	2,878,925	32,093,106
NYLI VP Schroders Mid Cap Opportunities Portfolio Initial Class (a)	4,342,823	40,119,430
NYLI VP Small Cap Growth Portfolio Initial Class (a)	3,180,003	37,843,308
NYLI VP Wellington Growth Portfolio Initial Class (a)	1,483,256	45,731,460
	Shares	Value

Equity Funds (continued)
NYLI VP Wellington Small Cap Portfolio Initial Class (a)	3,742,126	$ 36,748,421
NYLI VP Winslow Large Cap Growth Portfolio Initial Class (a)	1,479,929	45,709,391
NYLI WMC Enduring Capital Fund Class R6 (a)	544,863	20,833,598
NYLI WMC International Research Equity Fund Class I (a)	4,788,284	36,720,392
NYLI WMC Value Fund Class R6 (a)	1,335,733	42,439,706
Total Affiliated Investment Companies (Cost $666,370,590)		743,762,249
Short-Term Investment 2.8%
Affiliated Investment Company 2.8%
NYLI U.S. Government Liquidity Fund, 4.309% (b)	21,179,311	21,179,311
Total Short-Term Investment (Cost $21,179,311)	2.8%	21,179,311
Total Investments (Cost $687,549,901)	99.9%	764,941,560
Other Assets, Less Liabilities	0.1	759,685
Net Assets	100.0%	$ 765,701,245

†	Percentages indicated are based on Portfolio net assets.
^	Industry classifications may be different than those used for compliance monitoring purposes.
(a)	As of December 31, 2024, the Portfolio's ownership exceeds 5% of the outstanding shares of the Underlying Portfolio's/Fund's share class.
(b)	Current yield as of December 31, 2024.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

Portfolio of Investments December 31, 2024†^ (continued)
Investments in Affiliates (in 000's)
Investments in issuers considered to be affiliate(s) of the Portfolio during the year ended December 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Investment Companies	Value, Beginning of Year	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Year	Dividend Income	Other Distributions	Shares End of Year
IQ U.S. Small Cap ETF	$ 30,880	$ 139	$ (30,474)	$ 1,622	$ (2,167)	$ —	$ 103	$ —	—
NYLI 500 International ETF	33,795	1,162	(35,506)	5,325	(4,776)	—	764	—	—
NYLI Candriam International Equity ETF	34,048	9,129	(9,046)	847	(345)	34,633	809	—	1,214
NYLI Candriam U.S. Large Cap Equity ETF	49,612	2,399	(14,260)	5,015	1,813	44,579	544	—	921
NYLI Candriam U.S. Mid Cap Equity ETF	38,052	7,333	(10,075)	1,823	1,402	38,535	496	—	1,187
NYLI CBRE NextGen Real Estate ETF	19,802	1,235	(22,014)	2,179	(1,202)	—	411	—	—
NYLI Epoch Capital Growth Fund Class I	3,241	126	(833)	72	128	2,734	17	110	184
NYLI Epoch International Choice Fund Class I	28,699	13,890	(5,081)	650	(2,733)	35,425	540	—	943
NYLI Fiera SMID Growth Fund Class R6	38,953	8,473	(10,549)	1,098	158	38,133	—	1,139	2,235
NYLI FTSE International Equity Currency Neutral ETF	17,168	313	(2,639)	477	375	15,694	416	8	602
NYLI PineStone U.S. Equity Fund Class R6	38,561	9,953	(8,435)	1,047	3,211	44,337	257	438	2,329
NYLI U.S. Government Liquidity Fund	19,068	198,241	(196,130)	—	—	21,179	1,138	—	21,179
NYLI VP American Century Sustainable Equity Portfolio Initial Class	46,317	4,295	(12,165)	(2,837)	9,972	45,582	443	1,042	4,400
NYLI VP Candriam Emerging Markets Equity Portfolio Initial Class	43,392	2,300	(10,665)	(3,360)	8,269	39,936	382	—	5,142
NYLI VP Dimensional U.S. Equity Portfolio Initial Class	26,000	2,297	(10,976)	(747)	6,238	22,812	179	—	706
NYLI VP Epoch U.S. Equity Yield Portfolio Initial Class	42,095	8,954	(11,885)	2,027	1,934	43,125	1,121	2,427	2,391
NYLI VP PineStone International Equity Portfolio Initial Class	28,721	8,542	(6,232)	(2,425)	3,487	32,093	165	—	2,879
NYLI VP S&P 500 Index Portfolio Initial Class	13,696	—	(14,007)	2,386	(2,075)	—	—	—	—
NYLI VP Schroders Mid Cap Opportunities Portfolio Initial Class	38,858	7,214	(9,732)	(4,112)	7,891	40,119	139	—	4,343
NYLI VP Small Cap Growth Portfolio Initial Class	36,835	8,934	(12,021)	(3,303)	7,398	37,843	—	—	3,180
NYLI VP Wellington Growth Portfolio Initial Class	50,809	127	(16,717)	(6,515)	18,028	45,732	—	—	1,483
NYLI VP Wellington Small Cap Portfolio Initial Class	33,901	11,784	(13,951)	(4,550)	9,564	36,748	441	—	3,742
NYLI VP Winslow Large Cap Growth Portfolio Initial Class	51,148	4,065	(18,502)	1,960	7,038	45,709	—	4,065	1,480
NYLI WMC Enduring Capital Fund Class R6	22,967	1,739	(6,046)	752	1,422	20,834	123	—	545
NYLI WMC International Research Equity Fund Class I	28,767	12,532	(5,962)	(1,202)	2,585	36,720	623	—	4,788
NYLI WMC Value Fund Class R6	40,117	8,576	(8,621)	199	2,169	42,440	695	1,453	1,336
	$855,502	$333,752	$(502,524)	$(1,572)	$79,784	$764,942	$9,806	$10,682
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
28	NYLI VP Equity Allocation Portfolio

Swap Contracts
Open OTC total return equity swap contracts as of December 31, 2024 were as follows1:
Swap Counterparty	Reference Obligation	Floating Rate[2]	Termination Date(s)	Payment Frequency Paid/ Received	Notional Amount Long/ (Short) (000)[3]	Unrealized Appreciation/ (Depreciation)[4]
Citibank NA	Citi Artificial Intelligence (AI) Basket	1 day FEDF plus 0.35%	12/1/25	Daily	19,035	$ —
JPMorgan Chase Bank NA	Global X Uranium ETF	1 day FEDF plus 0.74% - 0.94%	10/7/25	Daily	17,661	—
Citibank NA	iShares MSCI EAFE ETF	1 day FEDF minus 0.60%	12/1/25	Daily	(65,662)	—
Citibank NA	iShares MSCI Hong Kong ETF	1 day FEDF plus 0.75%	12/1/25	Daily	15,716	—
Citibank NA	iShares MSCI India ETF	1 day FEDF plus 0.50%	12/1/25	Daily	15,782	—
JPMorgan Chase Bank NA	J.P. Morgan IDEX Pure Size Short	1 day FEDF plus 0.00% - 0.20%	6/18/25	Daily	(8,845)	—
JPMorgan Chase Bank NA	Russell 2000 Total Return Index	1 day FEDF plus 0.10%	4/8/25 - 4/9/25	Daily	(31,730)	—
Citibank NA	S&P 500 Communication Services	1 day FEDF plus 1.20%	12/1/25	Daily	1,704	—
Citibank NA	S&P 500 Information Technology	1 day FEDF plus 0.85%	12/1/25	Daily	4,290	—
Citibank NA	S&P 500 Total Return Index	1 day FEDF plus 0.35%	12/1/25	Daily	(45,424)	—
Citibank NA	S&P 600 Total Return Index	1 day FEDF plus 0.45%	12/1/25	Daily	60,893	—
Citibank NA	S&P Midcap 400 Total Return Index	1 day FEDF plus 0.85%	12/1/25	Daily	29,062	—
Citibank NA	SPDR S&P Regional Banking ETF	1 day FEDF plus 0.50%	12/1/25	Daily	7,344	—
						$ —
The following table represents the basket holdings underlying the total return swap with Citi Artificial Intelligence (AI) Basket as of December 31, 2024.
Security Description	Shares	Notional Value	Unrealized Appreciation/ Depreciation	Percent of Basket Net Assets
Alphabet Inc.	4,705	560,238	—	2.94
Amazon.com Inc.	5,172	615,863	—	3.24
AppLovin Corp.	17,861	2,126,829	—	11.17
Aptiv plc	3,344	398,172	—	2.09
Autoliv Inc.	1,213	144,388	—	0.76
BILL Holdings Inc.	3,234	385,136	—	2.02
Block Inc.	6,216	740,258	—	3.89
Booking Holdings Inc.	5,858	697,563	—	3.67
Broadcom Inc.	6,239	742,903	—	3.90
DocuSign Inc.	4,799	571,514	—	3.00
Etsy Inc.	3,680	438,193	—	2.30
Expedia Group Inc.	6,975	830,600	—	4.36
Fidelity National Information Services Inc.	5,070	603,686	—	3.17
Fiserv Inc.	6,392	761,161	—	4.00
Fortive Corp.	2,574	306,465	—	1.61
Globant SA	2,447	291,335	—	1.53
Informatica Inc.	978	116,484	—	0.61
Intel Corp.	2,771	330,002	—	1.73
Lear Corp.	1,395	166,149	—	0.87
Magna International Inc.	1,476	175,782	—	0.92
Marvell Technology Inc.	6,927	824,858	—	4.33
Meta Platforms Inc.	5,197	618,827	—	3.25
MKS Instruments Inc.	1,751	208,479	—	1.10
Northrop Grumman Corp.	5,124	610,202	—	3.21
Okta Inc.	3,215	382,807	—	2.01
Pinterest Inc.	3,136	373,475	—	1.96
PTC Inc.	2,951	351,447	—	1.85
QUALCOMM Inc.	3,472	413,397	—	2.17
RTX Corp.	5,431	646,737	—	3.40
Salesforce Inc.	6,103	726,726	—	3.82
Smartsheet Inc.	1,995	237,566	—	1.25
TE Connectivity plc	4,458	530,884	—	2.79
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

Portfolio of Investments December 31, 2024†^ (continued)
Security Description	Shares	Notional Value	Unrealized Appreciation/ Depreciation	Percent of Basket Net Assets
Teradyne Inc.	3,837	456,928	—	2.40
Veeva Systems Inc.	4,506	536,554	—	2.82
Visa Inc.	5,573	663,683	—	3.49
Wix.com Ltd.	2,815	335,153	—	1.76
Zillow Group Inc.	965	114,971	—	0.61

1.	As of December 31, 2024, cash in the amount $7,500,000 was pledged to brokers for OTC swap contracts.
2.	Portfolio pays the floating rate and receives the total return of the reference entity.
3.	Notional amounts reflected as a positive value indicate a long position held by the Portfolio or Index and a negative value indicates a short position.
4.	Reflects the value at reset date as of December 31, 2024.

Abbreviation(s):
EAFE—Europe, Australasia and Far East
ETF—Exchange-Traded Fund
FEDF—Federal Funds Rate
FTSE—Financial Times Stock Exchange
MSCI—Morgan Stanley Capital International
SPDR—Standard & Poor’s Depositary Receipt
The following is a summary of the fair valuations according to the inputs used as of December 31, 2024, for valuing the Portfolio’s assets:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Affiliated Investment Companies
Equity Funds	$ 743,762,249	$ —	$ —	$ 743,762,249
Short-Term Investment
Affiliated Investment Company	21,179,311	—	—	21,179,311
Total Investments in Securities	$ 764,941,560	$ —	$ —	$ 764,941,560

(a)	For a complete listing of investments, see the Portfolio of Investments.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
30	NYLI VP Equity Allocation Portfolio

Statement of Assets and Liabilities as of December 31, 2024
Assets
Investment in affiliated investment companies, at value (identified cost $687,549,901)	$764,941,560
Cash collateral on deposit at broker for swap contracts	7,500,000
Receivables:
Dividends	92,059
Portfolio shares sold	75,377
Other assets	5,311
Total assets	772,614,307
Liabilities
Payables:
Dividends and interest on OTC swaps contracts	5,743,895
Portfolio shares redeemed	991,493
NYLIFE Distributors (See Note 3)	146,659
Professional fees	24,088
Custodian	5,579
Shareholder communication	473
Trustees	25
Accrued expenses	850
Total liabilities	6,913,062
Net assets	$765,701,245
Composition of Net Assets
Shares of beneficial interest outstanding (par value of $.001 per share) unlimited number of shares authorized	$74,212
Additional paid-in-capital	732,231,042
732,305,254
Total distributable earnings (loss)	33,395,991
Net assets	$765,701,245
Initial Class
Net assets applicable to outstanding shares	$100,930,032
Shares of beneficial interest outstanding	9,624,098
Net asset value per share outstanding	$10.49
Service Class
Net assets applicable to outstanding shares	$664,771,213
Shares of beneficial interest outstanding	64,587,790
Net asset value per share outstanding	$10.29

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

Statement of Operations for the year ended December 31, 2024
Investment Income (Loss)
Income
Dividend distributions from affiliated investment companies	$9,805,519
Expenses
Distribution/Service—Service Class (See Note 3)	1,815,817
Professional fees	89,025
Shareholder communication	60,631
Custodian	25,568
Trustees	19,706
Miscellaneous	25,631
Total expenses	2,036,378
Net investment income (loss)	7,769,141
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Affiliated investment company transactions	(1,572,149)
Realized capital gain distributions from affiliated investment companies	10,682,272
Swap transactions	(3,317,014)
Net realized gain (loss)	5,793,109
Net change in unrealized appreciation (depreciation) on: Affiliated investments companies	79,783,689
Net realized and unrealized gain (loss)	85,576,798
Net increase (decrease) in net assets resulting from operations	$93,345,939
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
32	NYLI VP Equity Allocation Portfolio

Statements of Changes in Net Assets
for the years ended December 31, 2024 and December 31, 2023
	2024	2023
Increase (Decrease) in Net Assets
Operations:
Net investment income (loss)	$7,769,141	$9,570,662
Net realized gain (loss)	5,793,109	(26,305,403)
Net change in unrealized appreciation (depreciation)	79,783,689	152,178,178
Net increase (decrease) in net assets resulting from operations	93,345,939	135,443,437
Distributions to shareholders:
Initial Class	—	(13,605,752)
Service Class	—	(109,771,556)
Total distributions to shareholders	—	(123,377,308)
Capital share transactions:
Net proceeds from sales of shares	28,926,802	18,978,897
Net asset value of shares issued to shareholders in reinvestment of distributions	—	123,377,308
Cost of shares redeemed	(213,517,407)	(159,284,223)
Increase (decrease) in net assets derived from capital share transactions	(184,590,605)	(16,928,018)
Net increase (decrease) in net assets	(91,244,666)	(4,861,889)
Net Assets
Beginning of year	856,945,911	861,807,800
End of year	$765,701,245	$856,945,911
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

Financial Highlights selected per share data and ratios
	Year Ended December 31,
Initial Class	2024	2023	2022	2021	2020
Net asset value at beginning of year	$9.37	$9.43	$14.39	$12.62	$11.80
Net investment income (loss) (a)	0.12	0.13	0.13	0.18	0.18
Net realized and unrealized gain (loss)	1.00	1.34	(2.83)	2.33	1.49
Total from investment operations	1.12	1.47	(2.70)	2.51	1.67
Less distributions:
From net investment income	—	(0.55)	(0.40)	(0.27)	(0.27)
From net realized gain on investments	—	(0.98)	(1.86)	(0.47)	(0.58)
Total distributions	—	(1.53)	(2.26)	(0.74)	(0.85)
Net asset value at end of year	$10.49	$9.37	$9.43	$14.39	$12.62
Total investment return (b)	11.87%	17.40%	(17.64)%	20.16%	15.02%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	1.19%	1.38%	1.14%	1.26%	1.64%
Net expenses (c)	0.03%	0.02%	0.02%	0.02%	0.03%
Portfolio turnover rate	17%	22%	23%	22%	26%
Net assets at end of year (in 000's)	$100,930	$98,051	$86,162	$107,062	$92,647

(a)	Per share data based on average shares outstanding during the year.
(b)	Total return does not reflect any deduction of sales charges, mortality and expense charges, contract charges or administrative charges.
(c)	In addition to the fees and expenses which the Portfolio bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the Underlying Portfolios/Funds in which it invests. Such indirect expenses are not included in the above expense ratios.

	Year Ended December 31,
Service Class	2024	2023	2022	2021	2020
Net asset value at beginning of year	$9.22	$9.30	$14.21	$12.47	$11.67
Net investment income (loss) (a)	0.09	0.10	0.10	0.13	0.15
Net realized and unrealized gain (loss)	0.98	1.32	(2.79)	2.32	1.47
Total from investment operations	1.07	1.42	(2.69)	2.45	1.62
Less distributions:
From net investment income	—	(0.52)	(0.36)	(0.24)	(0.24)
From net realized gain on investments	—	(0.98)	(1.86)	(0.47)	(0.58)
Total distributions	—	(1.50)	(2.22)	(0.71)	(0.82)
Net asset value at end of year	$10.29	$9.22	$9.30	$14.21	$12.47
Total investment return (b)	11.59%	17.10%	(17.85)%	19.86%	14.74%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	0.90%	1.09%	0.86%	0.97%	1.34%
Net expenses (c)	0.28%	0.27%	0.27%	0.27%	0.28%
Portfolio turnover rate	17%	22%	23%	22%	26%
Net assets at end of year (in 000's)	$664,771	$758,895	$775,646	$1,058,752	$1,041,818

(a)	Per share data based on average shares outstanding during the year.
(b)	Total return does not reflect any deduction of sales charges, mortality and expense charges, contract charges or administrative charges.
(c)	In addition to the fees and expenses which the Portfolio bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the Underlying Portfolios/Funds in which it invests. Such indirect expenses are not included in the above expense ratios.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
34	NYLI VP Equity Allocation Portfolio

Notes to Financial Statements
Note 1–Organization and Business
New York Life Investments VP Funds Trust (the “Fund”) (formerly known as MainStay VP Funds Trust) was organized as a Delaware statutory trust on February 1, 2011. The Fund is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Fund is comprised of thirty-three separate series (collectively referred to as the “Portfolios” and each individually, referred to as a "Portfolio"). These financial statements and notes relate to the NYLI VP Conservative Allocation Portfolio, NYLI VP Moderate Allocation Portfolio, NYLI VP Growth Allocation Portfolio and NYLI VP Equity Allocation Portfolio (formerly known as MainStay VP Conservative Allocation Portfolio, MainStay VP Moderate Allocation Portfolio, MainStay VP Growth Allocation Portfolio and MainStay VP Equity Allocation Portfolio, respectively) (collectively referred to as the “Allocation Portfolios” and each individually referred to as an “Allocation Portfolio”). Each is a "diversified” portfolio, as that term is defined in the 1940 Act, as interpreted or modified by regulatory authorities having jurisdiction, from time to time.
Shares of the Allocation Portfolios are currently offered to certain separate accounts to fund variable annuity policies and variable universal life insurance policies issued by New York Life Insurance and Annuity Corporation (“NYLIAC”), a wholly-owned subsidiary of New York Life Insurance Company (“New York Life”) and may also be offered to fund variable annuity policies and variable universal life insurance policies issued by other insurance companies. NYLIAC allocates shares of the Allocation Portfolios to, among others, certain NYLIAC separate accounts. The separate accounts are used to fund flexible premium deferred variable annuity contracts and variable life insurance policies.
The following table lists each Portfolio's share classes that have been registered and commenced operations:
Portfolio	Share Classes Commenced Operations[1]
NYLI VP Conservative Allocation Portfolio	Initial Class, Service Class
NYLI VP Moderate Allocation Portfolio	Initial Class, Service Class
NYLI VP Growth Allocation Portfolio	Initial Class, Service Class
NYLI VP Equity Allocation Portfolio	Initial Class, Service Class
1.	For each Allocation Portfolio, Initial Class and Service Class shares were registered for sale as of February 13, 2006.
Shares of the Allocation Portfolios are offered and are redeemed at a price equal to their respective net asset value (“NAV”) per share. No sales or redemption charge is applicable to the purchase or redemption of the Allocation Portfolios' shares. Under the terms of the Fund’s multiple class plan, adopted pursuant to Rule 18f-3 under the 1940 Act, the classes differ in that, among other things, Service Class shares of the Allocation Portfolios pay a combined distribution and service fee of 0.25% of average daily net assets attributable to Service Class shares of the Allocation Portfolios to the Distributor (as defined in Note 3(B)) pursuant to a plan adopted in accordance with Rule 12b-1 under the 1940 Act.
Contract owners of variable annuity contracts purchased after June 2, 2003, are permitted to invest only in the Service Class shares.
The investment objective for each of the Allocation Portfolios is as follows:
The NYLI VP Conservative Allocation Portfolio seeks current income and, secondarily, long-term growth of capital.
The NYLI VP Moderate Allocation Portfolio seeks long-term growth of capital and, secondarily, current income.
The NYLI VP Growth Allocation Portfolio seeks long-term growth of capital and, secondarily, current income.
The NYLI VP Equity Allocation Portfolio seeks long-term growth of capital.
The Allocation Portfolios are "funds-of-funds" that seek to achieve their investment objectives by investing in mutual funds and exchange-traded funds ("ETFs") managed by New York Life Investment Management LLC ("New York Life Investments" or "Manager") or its affiliates (the “Underlying Portfolios/Funds”).
In this reporting period, the Allocation Portfolios adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures ("ASU 2023-07"). Adoption of the new standard impacted financial statement disclosures only and did not affect the Allocation Portfolios' financial position or their results of operations. The intent of ASU 2023-07 is, through improved segment disclosures, to enable investors to better understand an entity's overall performance and to assess its potential future cash flows. NYLI Disclosure Committee ("Committee") acts as the Allocation Portfolios' chief operating decision maker assessing performance and making decisions about resource allocation. The Committee has determined that the Allocation Portfolios have a single operating segment based on the fact that the Committee monitors the operating results of the Allocation Portfolios as a whole and the Allocation Portfolios' long-term strategic asset allocation is pre-determined in accordance with the terms of their respective prospectus, based on a defined investment strategy which is executed by the Allocation Portfolios' portfolio managers as a team. The financial information provided to and reviewed by the Committee is consistent with that presented in the Allocation Portfolios' Portfolio of Investments, Statement of Changes in Net Assets and Financial Highlights.
Note 2–Significant Accounting Policies
The Allocation Portfolios are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services—Investment Companies. The Allocation Portfolios prepare their financial statements in accordance with generally accepted accounting principles (“GAAP”) in the United States of America and follow the significant accounting policies described below.

Notes to Financial Statements (continued)
(A) Securities Valuation.  Investments are usually valued as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time) on each day the Allocation Portfolios are open for business ("valuation date").
Pursuant to Rule 2a-5 under the 1940 Act, the Board of Trustees of the Fund (the "Board") has designated New York Life Investments as its Valuation Designee (the "Valuation Designee"). The Valuation Designee is responsible for performing fair valuations relating to all investments in each Allocation Portfolio’s portfolio for which market quotations are not readily available; periodically assessing and managing material valuation risks; establishing and applying fair value methodologies; testing fair valuation methodologies; evaluating and overseeing pricing services; ensuring appropriate segregation of valuation and portfolio management functions; providing quarterly, annual and prompt reporting to the Board, as appropriate; identifying potential conflicts of interest; and maintaining appropriate records. The Valuation Designee has established a valuation committee ("Valuation Committee") to assist in carrying out the Valuation Designee’s responsibilities and establish prices of securities for which market quotations are not readily available. The Allocation Portfolios' and the Valuation Designee's policies and procedures ("Valuation Procedures") govern the Valuation Designee’s selection and application of methodologies for determining and calculating the fair value of Allocation Portfolio investments. The Valuation Designee may value the Allocation Portfolios' portfolio securities for which market quotations are not readily available and other Allocation Portfolio assets utilizing inputs from pricing services and other third-party sources. The Valuation Committee meets (in person, via electronic mail or via teleconference) on an ad-hoc basis to determine fair valuations and on a quarterly basis to review fair value events with respect to certain securities for which market quotations are not readily available, including valuation risks and back-testing results, and to preview reports to the Board.
The Valuation Committee establishes prices of securities for which market quotations are not readily available based on such methodologies and measurements on a regular basis after considering information that is reasonably available and deemed relevant by the Valuation Committee. The Board shall oversee the Valuation Designee and review fair valuation materials on a prompt, quarterly and annual basis and approve proposed revisions to the Valuation Procedures.
Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to the Valuation Procedures. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that each Allocation Portfolio can access at the measurement date, provided that a quotation will not be readily available if it is not reliable. "Fair value" is defined as the price the Allocation Portfolio would reasonably expect to receive upon selling an asset or liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the asset or liability. Fair value measurements are determined within a framework that establishes a three-tier hierarchy that maximizes the use of observable market data and minimizes the use of unobservable inputs to establish a classification of fair value measurements for disclosure purposes. "Inputs" refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, such as the risk inherent in a particular valuation technique used to measure fair value using a pricing model and/or the risk inherent in the inputs for the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of each Allocation Portfolio. Unobservable inputs reflect each Allocation Portfolio’s own assumptions about the assumptions market participants would use in pricing the asset or liability based on the information available. The inputs or methodology used for valuing assets or liabilities may not be an indication of the risks associated with investing in those assets or liabilities. The three-tier hierarchy of inputs is summarized below.
•	Level 1—quoted prices (unadjusted) in active markets for an identical asset or liability
•	Level 2—other significant observable inputs (including quoted prices for a similar asset or liability in active markets, interest rates and yield curves, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including each Allocation Portfolio's own assumptions about the assumptions that market participants would use in measuring fair value of an asset or liability)
The level of an asset or liability within the fair value hierarchy is based on the lowest level of an input, both individually and in the aggregate, that is significant to the fair value measurement. The aggregate value by input level of each Allocation Portfolio’s assets and liabilities as of December 31, 2024, is included at the end of the Portfolio of Investments.
Investments in Underlying Portfolios/Funds are valued at their respective NAVs at the close of business each day, except for investment in ETFs. Investments in ETFs are valued at the last quoted sales price as of the close of regular trading on the relevant exchange on each valuation date. These securities are generally categorized as Level 1 in the hierarchy.
Securities held by the Underlying Portfolios/Funds are valued using policies consistent with those used by the Underlying Portfolios/Funds. Equity securities, including shares of ETFs, are generally valued at the last quoted sales price as of the close of regular trading on the relevant exchange on each valuation date.
Total return swap contracts, which are arrangements to exchange a market-linked return for a periodic payment, are based on a notional principal amount. To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Allocation Portfolios will receive a payment from or make a payment to the counterparty. Total return swap contracts are marked to market daily based upon quotations from market makers and these securities are generally categorized as Level 2 in the hierarchy.

36	NYLI VP Asset Allocation Portfolios

Temporary cash investments acquired in excess of 60 days to maturity at the time of purchase are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities and ratings), both as furnished by independent pricing services. Temporary cash investments that mature in 60 days or less at the time of purchase ("Short-Term Investments") are valued using the amortized cost method of valuation, unless the use of such method would be inappropriate. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between such cost and the principal on maturity date. Amortized cost approximates the current fair value of a security. Securities valued using the amortized cost method are not valued using quoted prices in an active market and are generally categorized as Level 2 in the hierarchy.
The information above is not intended to reflect an exhaustive list of the methodologies that may be used to value portfolio investments. The Valuation Procedures permit the use of a variety of valuation methodologies in connection with valuing portfolio investments. The methodology used for a specific type of investment may vary based on the market data available or other considerations. The methodologies summarized above may not represent the specific means by which portfolio investments are valued on any particular business day.
(B) Income Taxes.   The Allocation Portfolios' policy is to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute all of its taxable income to the shareholders of each Allocation Portfolio within the allowable time limits.
The Manager evaluates each Allocation Portfolio’s tax positions to determine if the tax positions taken meet the minimum recognition threshold in connection with accounting for uncertainties in income tax positions taken or expected to be taken for the purposes of measuring and recognizing tax liabilities in the financial statements. Recognition of tax benefits of an uncertain tax position is permitted only to the extent the position is “more likely than not” to be sustained assuming examination by taxing authorities. The Manager analyzed the Allocation Portfolios' tax positions taken on federal, state and local income tax returns for all open tax years (for up to three tax years) and has concluded that no provisions for federal, state and local income tax are required in the Allocation Portfolios' financial statements. The Allocation Portfolios' federal, state and local income tax and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state and local departments of revenue.
(C) Dividends and Distributions to Shareholders. Dividends and distributions are recorded on the ex-dividend date. The Allocation Portfolios intend to declare and pay dividends from net investment income and distributions from net realized capital and currency gains, if any, at least annually. All dividends and distributions are reinvested at NAV in the same class of shares of the respective Allocation Portfolio. Dividends and distributions to shareholders are determined in accordance with federal income tax regulations and may differ from determinations using GAAP.
(D) Security Transactions and Investment Income.  The Allocation Portfolios record security transactions on the trade date. Realized gains and losses on security transactions are determined using the identified cost method. Dividends and distributions received by the Allocation Portfolios from the Underlying Portfolios/Funds are recorded on the ex-dividend date. Distributions received from real estate investment trusts, if applicable, may be classified as dividends, capital gains and/or return of capital.
Investment income and realized and unrealized gains and losses on investments of the Allocation Portfolios are allocated pro rata to the separate classes of shares based upon their relative net assets on the date the income is earned or realized and unrealized gains and losses are incurred.
(E) Expenses.  Expenses of the Fund are allocated to the individual Portfolios in proportion to the net assets of the respective Allocation Portfolios when the expenses are incurred, except where direct allocations of expenses can be made. Expenses (other than fees incurred under the distribution and service plans, further discussed in Note 3(B), which are charged directly to the Service Class shares) are allocated to separate classes of shares pro rata based upon their relative net assets on the date the expenses are incurred. The expenses borne by the Allocation Portfolios, including those of related parties to the Allocation Portfolios, are shown in the Statement of Operations.
Additionally, the Allocation Portfolios may invest in ETFs and mutual funds, which are subject to management fees and other fees that may cause the costs of investing in ETFs and mutual funds to be greater than the costs of owning the underlying securities directly. These indirect expenses of ETFs and mutual funds are not included in the amounts shown as expenses in the Statement of Operations or in the expense ratios included in the Financial Highlights. In addition, the Allocation Portfolios bear a pro rata share of the fees and expenses of the Underlying Portfolios/Funds in which they invest. Because the Underlying Portfolios/Funds have varied expense and fee levels and the Allocation Portfolios may own different pro-portions of the Underlying Portfolios/Funds at different times, the amount of fees and expenses incurred indirectly by each Allocation Portfolio may vary.
(F) Use of Estimates.  In preparing financial statements in conformity with GAAP, the Manager makes estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates and assumptions.
(G) Swap Contracts. The Allocation Portfolios may enter into credit default, interest rate, equity, index and currency exchange rate swap contracts (“swaps”). In a typical swap transaction, two parties agree to exchange the future returns (or differentials in rates of future returns) earned or realized at periodic intervals on a particular investment or instrument based on a notional principal amount. Generally, the Allocation Portfolios will enter into a swap on a net basis, which means that the two

Notes to Financial Statements (continued)
payment streams under the swap are netted, with the Allocation Portfolios receiving or paying (as the case may be) only the net amount of the two payment streams. Therefore, the Allocation Portfolios' current obligation under a swap generally will be equal to the net amount to be paid or received under the swap, based on the relative value of notional positions attributable to each counterparty to the swap. The payments may be adjusted for transaction costs, interest payments, the amount of interest paid on the investment or instrument or other factors. Collateral, in the form of cash or securities, may be required to be held in segregated accounts with the custodian bank or broker in accordance with the terms of the swap. Swap agreements are privately negotiated in the over the counter (“OTC”) market and may be executed in a multilateral or other trade facilities platform, such as a registered commodities exchange (“centrally cleared swaps”).
Certain standardized swaps, including certain credit default and interest rate swaps, are subject to mandatory clearing and exchange-trading, and more types of standardized swaps are expected to be subject to mandatory clearing and exchange-trading in the future. The counterparty risk for exchange-traded and cleared derivatives is expected to be generally lower than for uncleared derivatives, but cleared contracts are not risk-free. In a cleared derivative transaction, the Allocation Portfolios typically enter into the transaction with a financial institution counterparty, and performance of the transaction is effectively guaranteed by a central clearinghouse, thereby reducing or eliminating the Allocation Portfolios' exposure to the credit risk of its original counterparty. The Allocation Portfolios will be required to post specified levels of margin with the clearinghouse or at the instruction of the clearinghouse; the margin required by a clearinghouse may be greater than the margin the Allocation Portfolios would be required to post in an uncleared transaction.
Swaps are marked to market daily based upon quotations from pricing agents, brokers, or market makers and the change in value, if any, is recorded as unrealized appreciation or depreciation. Any payments made or received upon entering into a swap would be amortized or accreted over the life of the swap and recorded as a realized gain or loss. Early termination of a swap is recorded as a realized gain or loss. Daily changes in valuation of centrally cleared swaps, if any, are recorded as a receivable or payable for the change in value as appropriate on the Statement of Assets and Liabilities.
The Allocation Portfolios bear the risk of loss of the amount expected to be received under a swap in the event of the default or bankruptcy of the swap counterparty. The Allocation Portfolios may be able to eliminate its exposure under a swap either by assignment or other disposition, or by entering into an offsetting swap with the same party or a similar credit-worthy party. Swaps are not actively traded on financial markets. Entering into swaps involves elements of credit, market, leverage, liquidity, operational, counterparty and legal/documentation risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibilities that there will be no liquid market for these swaps, that the counterparty to the swaps may default on its obligation to perform or disagree as to the meaning of the contractual terms in the swaps and that there may be unfavorable changes in interest rates, the price of the index or the security underlying these transactions, among other risks.
Equity Swaps (Total Return Swaps). Total return swap contracts are agreements between counterparties to exchange cash flow, one based on a market-linked return of an individual asset or group of assets (such as an index), and the other on a fixed or floating rate. As a total return swap, an equity swap may be structured in different ways. For example, when the Allocation Portfolios enter into a “long” equity swap, the counterparty may agree to pay the Allocation Portfolios the amount, if any, by which the notional amount of the equity swap would have increased in value had it been invested in a particular referenced security or securities, plus the dividends that would have been received on those securities. In return, the Allocation Portfolios will generally agree to pay the counterparty interest on the notional amount of the equity swap plus the amount, if any, by which that notional amount would have decreased in value had it been invested in such referenced security or securities, plus, in certain instances, commissions or trading spreads on the notional amounts. Therefore, the Allocation Portfolios' return on the equity swap generally should equal the gain or loss on the notional amount, plus dividends on the referenced security or securities less the interest paid by the Allocation Portfolios on the notional amount. Alternatively, when the Allocation Portfolios enter into a “short” equity swap, the counterparty will generally agree to pay the Allocation Portfolios the amount, if any, by which the notional amount of the equity swap would have decreased in value had the Allocation Portfolios sold a particular referenced security or securities short, less the dividend expense that the Allocation Portfolios would have incurred on the referenced security or securities, as adjusted for interest payments or other economic factors. In this situation, the Allocation Portfolios will generally be obligated to pay the amount, if any, by which the notional amount of the swap would have increased in value had it been invested directly in the referenced security or securities.
Equity swaps generally do not involve the delivery of securities or other referenced assets. Accordingly, the risk of loss with respect to equity swaps is normally limited to the net amount of payments that the Allocation Portfolios are contractually obligated to make. If the other party to an equity swap defaults, the Allocation Portfolios' risk of loss consists of the net amount of payments that the Allocation Portfolios are contractually entitled to receive, if any.
Equity swaps are derivatives and their value can be very volatile. The Allocation Portfolios may engage in total return swaps to gain exposure to emerging markets securities, along with offsetting long total return swap positions to maintain appropriate currency balances and risk exposures across all swap positions. To the extent that the Manager does not accurately analyze and predict future market trends, the values or assets or economic factors, the Allocation Portfolios may suffer a loss, which may be substantial.
(H) Indemnifications.  Under the Fund’s organizational documents, its officers and trustees are indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the

38	NYLI VP Asset Allocation Portfolios

normal course of business, the Allocation Portfolios enter into contracts with third-party service providers that contain a variety of representations and warranties and that may provide general indemnifications. The Allocation Portfolios' maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Allocation Portfolios that have not yet occurred. The Manager believes that the risk of loss in connection with these potential indemnification obligations is remote. However, there can be no assurance that material liabilities related to such obligations will not arise in the future, which could adversely impact the Allocation Portfolios.
(I) Quantitative Disclosure of Derivative Holdings. The following tables show additional disclosures related to the Allocation Portfolios' derivative and hedging activities, including how such activities are accounted for and their effect on the Allocation Portfolios' financial positions, performance and cash flows.
The Allocation Portfolios entered into total return swap contracts to seek to enhance returns or reduce the risk of loss by hedging certain of the Allocation Portfolios' holdings.
NYLI VP Conservative Allocation Portfolio
The effect of derivative instruments on the Statement of Operations for the year ended December 31, 2024:
Net Realized Gain (Loss) from:	Equity Contracts Risk	Total
Swap Transactions	$(1,577,083)	$(1,577,083)
Total Net Realized Gain (Loss)	$(1,577,083)	$(1,577,083)

Average Notional Amount	Total
Swap Contracts Long	$98,458,764
Swap Contracts Short	$(62,694,042)
NYLI VP Moderate Allocation Portfolio
The effect of derivative instruments on the Statement of Operations for the year ended December 31, 2024:
Net Realized Gain (Loss) from:	Equity Contracts Risk	Total
Swap Transactions	$(3,000,387)	$(3,000,387)
Total Net Realized Gain (Loss)	$(3,000,387)	$(3,000,387)

Average Notional Amount	Total
Swap Contracts Long	$178,915,685
Swap Contracts Short	$(115,227,696)
NYLI VP Growth Allocation Portfolio
The effect of derivative instruments on the Statement of Operations for the year ended December 31, 2024:
Net Realized Gain (Loss) from:	Equity Contracts Risk	Total
Swap Transactions	$(4,648,965)	$(4,648,965)
Total Net Realized Gain (Loss)	$(4,648,965)	$(4,648,965)

Average Notional Amount	Total
Swap Contracts Long	$277,092,272
Swap Contracts Short	$(177,170,779)
NYLI VP Equity Allocation Portfolio
The effect of derivative instruments on the Statement of Operations for the year ended December 31, 2024:
Net Realized Gain (Loss) from:	Equity Contracts Risk	Total
Swap Transactions	$(3,317,014)	$(3,317,014)
Total Net Realized Gain (Loss)	$(3,317,014)	$(3,317,014)

Average Notional Amount	Total
Swap Contracts Long	$163,134,131
Swap Contracts Short	$(131,916,665)
Note 3–Fees and Related Party Transactions
(A) Manager.   New York Life Investments, a registered investment adviser and an indirect, wholly-owned subsidiary of New York Life, serves as the Allocation Portfolios' Manager pursuant to an Amended and Restated Management Agreement (“Management Agreement”) and is responsible for the day-to-day portfolio management of the Allocation Portfolios. The Manager provides offices, conducts clerical, recordkeeping and bookkeeping services, and keeps most of the financial and accounting records required to be maintained by the Allocation Portfolios. Except for the portion of salaries and expenses that are the responsibility of the Allocation Portfolios, the Manager pays the salaries and expenses of all personnel affiliated with the Allocation Portfolios and certain operational expenses of the Allocation Portfolios. The Allocation Portfolios reimburse New York Life Investments in an amount equal to the portion of the compensation of the Chief Compliance Officer attributable to the Allocation Portfolios.
The Allocation Portfolios do not pay any fees to the Manager in return for the services performed under the Management Agreement. The Allocation Portfolios do, however, indirectly pay a proportionate share of the management fees paid to the managers of the Underlying Portfolios/Funds in which the Allocation Portfolios invest.
JPMorgan Chase Bank, N.A. ("JPMorgan") provides sub-administration and sub-accounting services to the Allocation Portfolios pursuant to an

Notes to Financial Statements (continued)
agreement with New York Life Investments. These services include calculating the daily NAVs of the Allocation Portfolios, maintaining the general ledger and sub-ledger accounts for the calculation of the Allocation Portfolios' respective NAVs, and assisting New York Life Investments in conducting various aspects of the Allocation Portfolios' administrative operations. For providing these services to the Allocation Portfolios, JPMorgan is compensated by New York Life Investments.
Pursuant to an agreement between the Fund and New York Life Investments, New York Life Investments is responsible for providing or procuring certain regulatory reporting services for the Allocation Portfolios. The Allocation Portfolios will reimburse New York Life Investments for the actual costs incurred by New York Life Investments in connection with providing or procuring these services for the Allocation Portfolios.
(B) Distribution and Service Fees.  The Fund, on behalf of the Allocation Portfolios, has entered into a distribution agreement with NYLIFE Distributors LLC (the “Distributor”), an affiliate of New York Life Investments. The Allocation Portfolios have adopted a distribution plan (the “Plan”) in accordance with the provisions of Rule 12b-1 under the 1940 Act. Under the Plan, the Distributor has agreed to provide, through its affiliates or independent third parties, various distribution-related, shareholder and administrative support services to the Service Class shareholders. For its services, the Distributor is entitled to a combined distribution and service fee accrued daily and paid monthly at an annual rate of 0.25% of the average daily net assets attributable to the Service Class shares of the respective Allocation Portfolio.
Note 4-Federal Income Tax
As of December 31, 2024, the cost and unrealized appreciation (depreciation) of each Allocation Portfolio’s investment portfolio, including applicable derivative contracts and other financial instruments, as determined on a federal income tax basis, were as follows:
NYLI VP Conservative Allocation Portfolio
	Federal Tax Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Investments in Securities	$382,654,073	$15,764,135	$(7,561,130)	$8,203,005

NYLI VP Moderate Allocation Portfolio
	Federal Tax Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Investments in Securities	$674,976,946	$40,639,235	$(9,934,137)	$30,705,098

NYLI VP Growth Allocation Portfolio
	Federal Tax Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Investments in Securities	$1,011,550,467	$73,014,030	$(5,963,434)	$67,050,596

NYLI VP Equity Allocation Portfolio
	Federal Tax Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Investments in Securities	$702,414,046	$70,124,869	$(7,597,355)	$62,527,514

40	NYLI VP Asset Allocation Portfolios

As of December 31, 2024, the components of accumulated gain (loss) on a tax basis were as follows:
Portfolio	Ordinary Income	Accumulated Capital and Other Gain (Loss)	Other Temporary Differences	Unrealized Appreciation (Depreciation)	Total Accumulated Gain (Loss)
NYLI VP Conservative Allocation Portfolio	$14,639,977	$(29,237,284)	$(22,582,133)	$8,203,005	$(28,976,435)
NYLI VP Moderate Allocation Portfolio	19,926,868	(21,287,918)	(40,928,445)	30,705,098	(11,584,397)
NYLI VP Growth Allocation Portfolio	29,281,004	9,320,087	(54,154,475)	67,050,596	51,497,212
NYLI VP Equity Allocation Portfolio	6,358,197	(2,455,109)	(33,034,611)	62,527,514	33,395,991

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is primarily due to wash sale adjustments. The other temporary differences are primarily due to IRC Sec 267 loss deferrals.
As of December 31, 2024, for federal income tax purposes, capital loss carryforwards of $29,237,284, as shown in the table below, were available to the extent provided by the regulations to offset future realized gains of the NYLI VP Conservative Allocation Portfolio. Accordingly, no capital gains distributions are expected to be paid to shareholders until net gains have been realized in excess of such amounts.
Capital Loss Available Through	Short-Term Capital Loss Amounts (000’s)	Long-Term Capital Loss Amounts (000’s)
Unlimited	$—	$29,237
As of December 31, 2024, for federal income tax purposes, capital loss carryforwards of $21,287,918, as shown in the table below, were available to the extent provided by the regulations to offset future realized gains of the NYLI VP Moderate Allocation Portfolio. Accordingly, no capital gains distributions are expected to be paid to shareholders until net gains have been realized in excess of such amounts.
Capital Loss Available Through	Short-Term Capital Loss Amounts (000’s)	Long-Term Capital Loss Amounts (000’s)
Unlimited	$—	$21,288
As of December 31, 2024, for federal income tax purposes, capital loss carryforwards of $2,455,109, as shown in the table below, were available to the extent provided by the regulations to offset future realized gains of the NYLI VP Equity Allocation Portfolio. Accordingly, no capital gains distributions are expected to be paid to shareholders until net gains have been realized in excess of such amounts.
Capital Loss Available Through	Short-Term Capital Loss Amounts (000’s)	Long-Term Capital Loss Amounts (000’s)
Unlimited	$—	$2,455
The NYLI VP Growth Allocation Portfolio and NYLI VP Equity Allocation Porfolio utilized $12,374,701 and $9,727,954, respectively, of capital loss carryforwards during the year ended December 31, 2024.

During the years ended December 31, 2024 and December 31, 2023, the tax character of distributions paid as reflected in the Statements of Changes in Net Assets was as follows:
	2024		2023
Portfolio	Ordinary Income	Total	Ordinary Income	Long-Term Capital Gains	Total
NYLI VP Conservative Allocation Portfolio	$5,652,337	$5,652,337	$16,565,678	$11,292,220	$27,857,898
NYLI VP Moderate Allocation Portfolio	6,055,829	6,055,829	31,672,946	26,580,771	58,253,717
NYLI VP Growth Allocation Portfolio	6,394,393	6,394,393	62,031,594	65,377,676	127,409,270
NYLI VP Equity Allocation Portfolio	—	—	54,897,083	68,480,225	123,377,308

Notes to Financial Statements (continued)
Note 5–Custodian
JPMorgan is the custodian of cash and securities held by the Allocation Portfolios. Custodial fees are charged to each Allocation Portfolio based on each Allocation Portfolio's net assets and/or the market value of securities held by each Allocation Portfolio and the number of certain transactions incurred by each Allocation Portfolio.
Note 6–Line of Credit
The Allocation Portfolios and certain other funds managed by New York Life Investments maintain a line of credit with a syndicate of banks in order to secure a source of funds for temporary purposes to meet unanticipated or excessive redemption requests.
Effective July 23, 2024, under the credit agreement (the “Credit Agreement”), the aggregate commitment amount is $600,000,000 with an additional uncommitted amount of $100,000,000. The commitment fee is an annual rate of 0.15% of the average commitment amount payable quarterly, regardless of usage, to JPMorgan, who serves as the agent to the syndicate. The commitment fee is allocated among the Allocation Portfolios and certain other funds managed by New York Life Investments based upon their respective net assets and other factors. Interest on any revolving credit loan is charged based upon the Federal Funds Rate, Daily Simple Secured Overnight Financing Rate + 0.10%, or the Overnight Bank Funding Rate, whichever is higher. The Credit Agreement expires on July 22, 2025, although the Allocation Portfolios, certain other funds managed by New York Life Investments and the syndicate of banks may renew the Credit Agreement for an additional year on the same or different terms or enter into a credit agreement with a different syndicate of banks. Prior to July 23, 2024, the aggregate commitment amount and the commitment fee were the same as those under the current Credit Agreement. During the year ended December 31, 2024, there were no borrowings made or outstanding with respect to the Allocation Portfolios under the Credit Agreement.
Note 7–Interfund Lending Program
Pursuant to an exemptive order issued by the SEC, the Allocation Portfolios, along with certain other funds managed by New York Life Investments, may participate in an interfund lending program. The interfund lending program provides an alternative credit facility that permits the Allocation Portfolios and certain other funds managed by New York Life Investments to lend or borrow money for temporary purposes directly to or from one another, subject to the conditions of the exemptive order. During the year ended December 31, 2024, there were no interfund loans made or outstanding with respect to the Allocation Portfolios.
Note 8–Purchases and Sales of Securities (in 000’s)
During the year ended December 31, 2024, purchases and sales of securities, other than short-term securities,  were as follows:
Portfolio	Purchases	Sales
NYLI VP Conservative Allocation Portfolio	$191,125	$256,445
NYLI VP Moderate Allocation Portfolio	245,024	349,812
NYLI VP Growth Allocation Portfolio	235,896	440,693
NYLI VP Equity Allocation Portfolio	135,511	306,394
Note 9–Capital Share Transactions
Transactions in capital shares for the years ended December 31, 2024 and December 31, 2023, were as follows:
NYLI VP Conservative Allocation Portfolio
Initial Class	Shares	Amount
Year ended December 31, 2024:
Shares sold	43,920	$451,424
Shares issued to shareholders in reinvestment of distributions	22,132	232,960
Shares redeemed	(144,449)	(1,491,191)
Net increase (decrease)	(78,397)	$(806,807)
Year ended December 31, 2023:
Shares sold	97,138	$966,706
Shares issued to shareholders in reinvestment of distributions	94,860	870,951
Shares redeemed	(186,696)	(1,839,680)
Net increase (decrease)	5,302	$(2,023)

Service Class	Shares	Amount
Year ended December 31, 2024:
Shares sold	3,125,119	$31,886,409
Shares issued to shareholders in reinvestment of distributions	520,829	5,419,377
Shares redeemed	(11,622,668)	(118,120,943)
Net increase (decrease)	(7,976,720)	$(80,815,157)
Year ended December 31, 2023:
Shares sold	2,339,997	$22,824,781
Shares issued to shareholders in reinvestment of distributions	2,973,998	26,986,947
Shares redeemed	(12,667,193)	(123,066,518)
Net increase (decrease)	(7,353,198)	$(73,254,790)

42	NYLI VP Asset Allocation Portfolios

NYLI VP Moderate Allocation Portfolio
Initial Class	Shares	Amount
Year ended December 31, 2024:
Shares sold	164,412	$1,669,253
Shares issued to shareholders in reinvestment of distributions	48,734	508,479
Shares redeemed	(455,951)	(4,583,150)
Net increase (decrease)	(242,805)	$(2,405,418)
Year ended December 31, 2023:
Shares sold	157,854	$1,510,821
Shares issued to shareholders in reinvestment of distributions	392,395	3,448,370
Shares redeemed	(409,830)	(3,910,568)
Net increase (decrease)	140,419	$1,048,623

Service Class	Shares	Amount
Year ended December 31, 2024:
Shares sold	3,981,150	$39,879,555
Shares issued to shareholders in reinvestment of distributions	537,086	5,547,350
Shares redeemed	(17,337,155)	(173,475,588)
Net increase (decrease)	(12,818,919)	$(128,048,683)
Year ended December 31, 2023:
Shares sold	4,058,373	$38,213,740
Shares issued to shareholders in reinvestment of distributions	6,300,624	54,805,347
Shares redeemed	(18,032,931)	(169,238,514)
Net increase (decrease)	(7,673,934)	$(76,219,427)
NYLI VP Growth Allocation Portfolio
Initial Class	Shares	Amount
Year ended December 31, 2024:
Shares sold	207,900	$2,154,504
Shares issued to shareholders in reinvestment of distributions	73,467	793,724
Shares redeemed	(988,673)	(10,293,154)
Net increase (decrease)	(707,306)	$(7,344,926)
Year ended December 31, 2023:
Shares sold	212,317	$2,110,658
Shares issued to shareholders in reinvestment of distributions	1,110,000	9,842,480
Shares redeemed	(801,533)	(7,829,485)
Net increase (decrease)	520,784	$4,123,653

Service Class	Shares	Amount
Year ended December 31, 2024:
Shares sold	4,515,547	$46,537,630
Shares issued to shareholders in reinvestment of distributions	525,155	5,600,669
Shares redeemed	(29,220,988)	(300,094,064)
Net increase (decrease)	(24,180,286)	$(247,955,765)
Year ended December 31, 2023:
Shares sold	2,961,702	$28,769,984
Shares issued to shareholders in reinvestment of distributions	13,433,595	117,566,790
Shares redeemed	(26,951,268)	(261,264,291)
Net increase (decrease)	(10,555,971)	$(114,927,517)
NYLI VP Equity Allocation Portfolio
Initial Class	Shares	Amount
Year ended December 31, 2024:
Shares sold	134,147	$1,355,881
Shares redeemed	(969,031)	(9,901,138)
Net increase (decrease)	(834,884)	$(8,545,257)
Year ended December 31, 2023:
Shares sold	248,142	$2,414,486
Shares issued to shareholders in reinvestment of distributions	1,608,511	13,605,752
Shares redeemed	(533,110)	(5,246,093)
Net increase (decrease)	1,323,543	$10,774,145

Service Class	Shares	Amount
Year ended December 31, 2024:
Shares sold	2,762,278	$27,570,921
Shares redeemed	(20,450,478)	(203,616,269)
Net increase (decrease)	(17,688,200)	$(176,045,348)
Year ended December 31, 2023:
Shares sold	1,754,839	$16,564,411
Shares issued to shareholders in reinvestment of distributions	13,182,764	109,771,556
Shares redeemed	(16,086,250)	(154,038,130)
Net increase (decrease)	(1,148,647)	$(27,702,163)
Note 10–Recent Accounting Pronouncement
In December 2023, the FASB issued Accounting Standard Update No. 2023-09, Income Taxes (ASC 740) Improvements to Income Tax Disclosures (“ASU 2023-09”). The primary purpose of the amendments within ASU 2023-09 is to enhance the transparency and decision usefulness of income tax disclosures primarily related to the rate reconciliation table and income taxes paid information. The amendments in ASU 2023-09 require that public business entities on an annual basis (1) disclose specific categories in the rate reconciliation and (2) provide additional information for reconciling items that meet a quantitative threshold. In addition, the amendments in this ASU 2023-09 require that all entities disclose on an annual basis taxes paid disaggregated by; federal, state, foreign, and jurisdiction (when income taxes paid is equal

Notes to Financial Statements (continued)
to or greater than five percent of total income taxes paid). The amendments in ASU 2023-09 are effective for public business entities beginning after December 15, 2024. Early adoption is permitted for annual financial statements that have not yet been issued or made available for issuance. The amendments in ASU 2023-09 should be applied on a prospective basis. Retrospective application is permitted. Management is currently assessing the impact this standard will have on our financial statements as well as the method by which we will adopt the new standard. The Adviser does not expect the guidance to have a material impact to the Allocation Portfolios.
Note 11–Subsequent Events
In connection with the preparation of the financial statements of the Allocation Portfolios for the year ended December 31, 2024, events and transactions subsequent to December 31, 2024, through the date the financial statements were issued, have been evaluated by the Manager for possible adjustment and/or disclosure. No subsequent events requiring financial statement adjustment or disclosure have been identified.
44	NYLI VP Asset Allocation Portfolios

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of New York Life Investments VP Funds Trust (formerly known as Mainstay VP Funds Trust) and Shareholders of NYLI VP Conservative Allocation Portfolio (formerly known as MainStay VP Conservative Allocation Portfolio), NYLI VP Moderate Allocation Portfolio (formerly known as MainStay VP Moderate Allocation Portfolio), NYLI VP Growth Allocation Portfolio (formerly known as MainStay VP Growth Allocation Portfolio), and NYLI VP Equity Allocation Portfolio (formerly known as MainStay VP Equity Allocation Portfolio)
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of NYLI VP Conservative Allocation Portfolio, NYLI VP Moderate Allocation Portfolio, NYLI VP Growth Allocation Portfolio and NYLI VP Equity Allocation Portfolio (four of the portfolios constituting New York Life Investments VP Funds Trust, hereafter collectively referred to as the "Portfolios") as of December 31, 2024, the related statements of operations for the year ended December 31, 2024, the statements of changes in net assets for each of the two years in the period ended December 31, 2024, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2024 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Portfolios as of December 31, 2024, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended December 31, 2024 and each of the financial highlights for each of the five years in the period ended December 31, 2024 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinions
These financial statements are the responsibility of the Portfolios’ management. Our responsibility is to express an opinion on the Portfolios’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Portfolios in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2024 by correspondence with the custodian, transfer agent and brokers. We believe that our audits provide a reasonable basis for our opinions.
/s/PricewaterhouseCoopers LLP
New York, New York
February 21, 2025
We have served as the auditor of one or more investment companies in the New York Life Investments group of funds since 1984.

Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
Included in the Statement of Operations within each Allocation Portfolio’s Financial Statements.
46

Statement Regarding Basis for Approval of Investment Advisory Agreement
The continuation of the Management Agreement with respect to each series (“Portfolio”) of the New York Life Investments VP Funds Trust (“Trust”) and New York Life Investment Management LLC (“New York Life Investments”) and each of the Subadvisory Agreements between New York Life Investments and each of American Century Investment Management, Inc., Brown Advisory LLC, Candriam, CBRE Investment Management Listed Real Assets LLC, Epoch Investment Partners, Inc., FIAM LLC, Janus Henderson Investors US LLC, MacKay Shields LLC, Newton Investment Management North America, LLC, NYL Investors LLC, Pacific Investment Management Company LLC, PineStone Asset Management Inc., Segall Bryant & Hamill, LLC, Wellington Management Company LLP and Winslow Capital Management, LLC (together, “Subadvisors”)1 with respect to the applicable Portfolio(s) (together, “Advisory Agreements”) is subject to annual review and approval by the Board of Trustees of the Trust (“Board”) in accordance with Section 15 of the Investment Company Act of 1940, as amended (“1940 Act”).  At its December 3–4, 2024 meeting, the Board, including the Trustees who are not an “interested person” (as such term is defined in the 1940 Act) of the Trust (“Independent Trustees”) voting separately, unanimously approved the continuation of each of the Advisory Agreements for each applicable Portfolio for a one-year period.
In reaching the decision to approve the continuation of each of the Advisory Agreements, the Board considered information and materials furnished by New York Life Investments and each Subadvisor in connection with an annual contract review process undertaken by the Board that took place at meetings of the Board and its Contracts Committee from September 2024 through December 2024, including information and materials furnished by New York Life Investments and each Subadvisor in response to requests prepared on behalf of the Board, and in consultation with the Independent Trustees, by independent legal counsel to the Independent Trustees, which encompassed a variety of topics, including those summarized below.  Information and materials requested by and furnished to the Board for consideration in connection with the contract review process included, among other items, reports on each Portfolio and “peer funds” prepared by Institutional Shareholder Services Inc. (“ISS”), an independent third-party service provider engaged by the Board to report objectively on each Portfolio’s investment performance, management fee and total expenses.  The Board also considered information on the fees charged to other investment advisory clients of New York Life Investments and/or each applicable Subadvisor that follow investment strategies similar to those of each Portfolio, if any, and, when applicable, the rationale for differences in each Portfolio’s management and subadvisory fees, as applicable, and the fees charged to those other investment advisory clients.  In addition, the Board considered information regarding the legal standards and fiduciary obligations applicable to its consideration of the continuation of each of the Advisory Agreements.  The contract review process, including the structure and format for information and materials provided to the Board, has been developed in consultation with the Board.  The Independent
Trustees also met in executive sessions with their independent legal counsel and, for portions thereof, with senior management of New York Life Investments.
The Board’s deliberations with respect to the continuation of each of the Advisory Agreements reflect a year-long process, and the Board also took into account information furnished to the Board and its Committees throughout the year, as deemed relevant and appropriate by the Trustees, including, among other items, reports on investment performance of each Portfolio and investment-related matters for each Portfolio as well as presentations from New York Life Investments and, generally annually, personnel of each Subadvisor.  In addition, the Board took into account other information provided by New York Life Investments throughout the year, including, among other items, periodic reports on legal and compliance matters, risk management, portfolio turnover, brokerage commissions and non-advisory services provided to each Portfolio by New York Life Investments, as deemed relevant and appropriate by the Trustees.
In addition to information provided to the Board throughout the year, the Board received information in connection with its June 2024 meeting provided specifically in response to requests prepared on behalf of the Board, and in consultation with the Independent Trustees, by independent legal counsel to the Independent Trustees regarding each Portfolio’s distribution arrangements.  In addition, the Board received information regarding each Portfolio’s asset levels, share purchase and redemption activity and the payment of Rule 12b-1 and/or certain other fees by the applicable share class(es) of each applicable Portfolio, among other information.
In considering the continuation of each of the Advisory Agreements, the Trustees reviewed and evaluated the information and factors they believed to reasonably be necessary and appropriate in light of legal advice furnished to them by independent legal counsel to the Independent Trustees and through the exercise of their own business judgment.  Although individual Trustees may have weighed certain factors or information differently and the Board did not consider any single factor or information controlling in reaching its decision, the factors that figured prominently in the Board’s consideration of the continuation of each of the Advisory Agreements with respect to each applicable Portfolio are summarized in more detail below and include, among other factors: (i) the nature, extent and quality of the services provided to the Portfolio by New York Life Investments and the Subadvisor(s), if applicable; (ii) the qualifications of the portfolio manager(s) of the Portfolio and the historical investment performance of the Portfolio, New York Life Investments and, if applicable, the Subadvisor(s); (iii) the costs of the services provided, and profits realized, by New York Life Investments and the Subadvisor(s), if applicable, with respect to their relationships with the Portfolio; (iv) the extent to which economies of scale have been realized or may be realized if the Portfolio grows and the extent to which any economies of scale have been shared, have benefited or may benefit the Portfolio’s shareholders; and (v) the reasonableness of the Portfolio’s management and, if applicable, subadvisory fees and total ordinary operating expenses.  Although the Board recognized that comparisons between each Portfolio’s fees and expenses and those of other funds are imprecise given different terms of agreements, variations in fund strategies and other factors, the Board considered the reasonableness of each Portfolio’s management fee and total ordinary operating expenses as compared to peer funds identified by ISS.  Throughout their considerations, the Trustees acknowledged the commitment of New York Life Investments and its affiliates to serve the New York Life Investments Group of Funds, as well as their capacity, experience, resources, financial stability and reputations.  The Trustees also acknowledged the entrepreneurial and other risks assumed by New York Life Investments in sponsoring and managing each Portfolio.  With respect to the Subadvisory Agreements, the Board took into account New York Life Investments’ recommendation to approve the continuation of each of the Subadvisory Agreements.
The Trustees noted that, throughout the year, the Trustees are afforded an opportunity to ask questions of, and request additional information or materials from, New York Life Investments and each Subadvisor.  The Board’s decision with respect to each of the Advisory Agreements may have also been based, in part, on the Board’s knowledge of New York Life Investments and each Subadvisor resulting from, among other things, the Board’s consideration of each of the Advisory Agreements in prior years, the advisory agreements for other funds in the New York Life Investments Group of Funds, the Board’s review throughout the year of the performance and operations of other funds in the New York Life Investments Group of Funds and each Trustee’s business judgment and industry experience.  In addition to considering the above-referenced factors, the Board observed that in the marketplace, notably under variable life insurance policies and variable annuity contracts for which each Portfolio serves as an investment option, there are a range of investment options available to investors and that each Portfolio’s shareholders, having had the opportunity to consider other investment options, have invested in the Portfolio.
The factors that figured prominently in the Board’s decision to approve the continuation of each of the Advisory Agreements during the Board’s December 3-4, 2024 meeting are summarized in more detail below.  The Board considered on a Portfolio-by-Portfolio basis the factors and information deemed relevant and appropriate by the Trustees to evaluate the continuation of each of the Advisory Agreements, and the Board’s decision was made separately with respect to each Portfolio.
Nature, Extent and Quality of Services Provided by New York Life Investments and the Subadvisors
The Board examined the nature, extent and quality of the services that New York Life Investments provides to each Portfolio.  The Board evaluated New York Life Investments’ experience and capabilities in serving as manager of each Portfolio and considered that each Portfolio with one or more Subadvisors operates in a “manager-of-managers” structure.  The Board also considered New York Life Investments’
responsibilities and services provided pursuant to this structure, including overseeing the services provided by each Subadvisor, evaluating the performance of each Subadvisor, making recommendations to the Board as to whether each Subadvisory Agreement should be renewed, modified or terminated and periodically reporting to the Board regarding the results of New York Life Investments’ evaluation and monitoring functions.  The Board noted that New York Life Investments manages other mutual funds, serves a variety of other investment advisory clients, including other pooled investment vehicles, and has experience overseeing mutual fund service providers, including subadvisors.  The Board considered the experience of senior personnel at New York Life Investments providing management and administrative and other non-advisory services to each Portfolio.  The Board observed that New York Life Investments devotes significant resources and time to providing management and administrative and other non-advisory services to each Portfolio, including, for Portfolios with one or more Subadvisors, New York Life Investments’ oversight and due diligence reviews of each Subadvisor and ongoing analysis of, and interactions with, each Subadvisor with respect to, among other things, the applicable Portfolio’s or Portfolios’ investment performance and risks as well as each Subadvisor’s investment capabilities and subadvisory services with respect to the applicable Portfolio(s).
The Board also considered the range of services that New York Life Investments provides to each Portfolio under the terms of the Management Agreement, including: (i) fund accounting and ongoing supervisory services provided by New York Life Investments’ Fund Administration and Accounting Group; (ii) investment supervisory and analytical services provided by New York Life Investments’ Investment Consulting Group; (iii) compliance services provided by the Trust’s Chief Compliance Officer as well as New York Life Investments’ compliance department; (iv) legal services provided by New York Life Investments’ Office of the General Counsel; and (v) risk management monitoring and analysis by compliance and investment personnel.  In addition, the Board considered New York Life Investments’ willingness to invest in personnel and other resources, such as cyber security, information security and business continuity planning, that may benefit each Portfolio and noted that New York Life Investments is responsible for compensating the Trust’s officers, except for a portion of the salary of the Trust’s Chief Compliance Officer.  The Board recognized that New York Life Investments provides certain other non-advisory services to each Portfolio and has over time provided an increasingly broad array of non-advisory services to the New York Life Investments Group of Funds as a result of regulatory and other developments.
The Board also examined the range, and the nature, extent and quality, of the investment advisory services that New York Life Investments and each Subadvisor provides to the applicable Portfolio(s) and considered the terms of each of the Advisory Agreements.  The Board evaluated New York Life Investments’ and each Subadvisor’s experience and performance in serving as investment adviser or subadvisor, respectively, to the applicable Portfolio(s) and advising other portfolios and New York Life Investments’ and each Subadvisor’s track record and experience in
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providing investment advisory services as well as the experience of investment advisory and other senior personnel at New York Life Investments and each Subadvisor.  The Board considered New York Life Investments’ and each Subadvisor’s overall resources, legal and compliance environment, capabilities, reputation, financial condition and history.  In addition to information provided in connection with quarterly meetings with the Trust’s Chief Compliance Officer, the Board considered information regarding the compliance policies and procedures of New York Life Investments and each Subadvisor.  The Board also considered New York Life Investments’ and each Subadvisor’s ability to recruit and retain qualified investment professionals and willingness to invest in personnel and other resources that may benefit the applicable Portfolio(s).  In this regard, the Board considered the qualifications and experience of each Portfolio’s portfolio manager(s), the number of accounts managed by the portfolio manager(s) and the method for compensating the portfolio manager(s).
Because the NYLI VP Conservative Allocation Portfolio, NYLI VP Moderate Allocation Portfolio, NYLI VP Growth Allocation Portfolio and NYLI VP Equity Allocation Portfolio (together, the “Allocation Portfolios”) invest substantially all their assets in other funds advised by New York Life Investments or its affiliates, the Board considered information from New York Life Investments regarding the investment rationale and process for the allocation among and selection of the underlying funds in which the Allocation Portfolios invest.
In addition, the Board considered information provided by New York Life Investments and each Subadvisor regarding their respective business continuity and disaster recovery plans.
Based on these considerations, among others, the Board concluded that each Portfolio would likely continue to benefit from the nature, extent and quality of these services.
Investment Performance
In evaluating each Portfolio’s investment performance, the Board considered investment performance results over various periods in light of each Portfolio’s investment objective and strategies.  The Board considered investment reports on, and analysis of, each Portfolio’s performance provided to the Board throughout the year, including each Portfolio’s investment performance compared to each Portfolio’s relevant benchmark(s).  With respect to each of the NYLI VP Hedge Multi-Strategy Portfolio and the NYLI VP S&P 500 Index Portfolio, the Board also considered information regarding the Portfolio’s tracking error relative to its benchmark(s). The Board also considered information provided by ISS showing the investment performance of each Portfolio as compared to peer funds.
The Board also took into account its discussions with senior management at New York Life Investments concerning each Portfolio’s investment performance over various periods as well as discussions between a representative(s) of each Subadvisor and the members of the Board’s Investment Committee, which generally occur on an annual basis. The
Board also took into account the following considerations with respect to certain Portfolios:
1. In considering the investment performance of the NYLI VP American Century Sustainable Equity Portfolio, the Board noted that the Portfolio underperformed its peer funds for the one-, five- and ten-year periods ended July 31, 2024, and performed favorably relative to its peer funds for the three-year period ended July 31, 2024.  The Board considered its discussions with representatives from New York Life Investments and American Century Investment Management, Inc. regarding the Portfolio’s investment performance.
2. In considering the investment performance of the NYLI VP Balanced Portfolio, the Board noted that the Portfolio underperformed its peer funds for the one-year period ended July 31, 2024, performed in line with its peer funds for the five- and ten-year periods ended July 31, 2024, and performed favorably relative to its peer funds for the three-year period ended July 31, 2024.  The Board considered its discussions with representatives from New York Life Investments, NYL Investors LLC and Wellington Management Company LLP regarding the Portfolio’s investment performance.
3. In considering the investment performance of the NYLI VP Bond Portfolio, the Board noted that the Portfolio underperformed its peer funds for the three- and five-year periods ended July 31, 2024, and performed in line with its peer funds for the one- and ten-year periods ended July 31, 2024.  The Board considered its discussions with representatives from New York Life Investments and NYL Investors LLC regarding the Portfolio’s investment performance.
4. In considering the investment performance of the NYLI VP Candriam Emerging Markets Equity Portfolio, the Board noted that the Portfolio underperformed its peer funds for the three-, five- and ten-year periods ended July 31, 2024, and performed in line with its peer funds for the one-year period ended July 31, 2024.  The Board considered its discussions with representatives from New York Life Investments and Candriam regarding the Portfolio’s investment performance.
5. In considering the investment performance of the NYLI VP CBRE Global Infrastructure Portfolio, the Board noted that the Portfolio underperformed its peer funds for the five-year period ended July 31, 2024, and performed in line with its peer funds for the one- and three-year periods ended July 31, 2024.  The Board considered its discussions with representatives from New York Life Investments and CBRE Investment Management Listed Real Assets LLC regarding the Portfolio’s investment performance.
6. In considering the investment performance of the NYLI VP Hedge Multi-Strategy Portfolio, the Board noted that the Portfolio underperformed its peer funds for the three-, five- and ten-year periods ended July 31, 2024, and performed in line with its peer funds for the one-year period ended July 31, 2024.  The Board considered its discussions with representatives from New York Life Investments regarding the Portfolio’s investment performance.

7. In considering the investment performance of the NYLI VP MacKay U.S. Infrastructure Bond Portfolio, the Board noted that the Portfolio underperformed its peer funds for the one-, five- and ten-year periods ended July 31, 2024, and performed favorably relative to its peer funds for the three-year period ended July 31, 2024.  The Board considered its discussions with representatives from New York Life Investments and MacKay Shields LLC regarding the Portfolio’s investment performance.
8. In considering the investment performance of the NYLI VP PineStone International Equity Portfolio, the Board noted that the Portfolio underperformed its peer funds for the one-, three-, five- and ten-year periods ended July 31, 2024.  The Board considered its discussions with representatives from New York Life Investments and PineStone Asset Management Inc. regarding the Portfolio’s investment performance.
9. With respect to the NYLI VP Schroders Mid Cap Opportunities Portfolio, the Board considered its discussions with representatives from New York Life Investments regarding the Portfolio’s investment performance and the Board’s approval of a new subadvisory agreement between New York Life Investments and Schroder Investment Management North America Inc. with respect to the Portfolio and approval to reposition the Portfolio, effective August 12, 2024.
10. In considering the investment performance of the NYLI VP Wellington Small Cap Portfolio, the Board noted that the Portfolio underperformed its peer funds for the three- and five-year periods ended July 31, 2024, and performed favorably relative to its peer funds for the one-year period ended July 31, 2024.  The Board considered its discussions with representatives from New York Life Investments and Wellington Management Company LLP regarding the Portfolio’s investment performance.
Based on these considerations, among others, the Board concluded that its review of each Portfolio’s investment performance and related information supported a determination to approve the continuation of each of the Advisory Agreements.
Costs of the Services Provided, and Profits and Other Benefits Realized, by New York Life Investments and the Subadvisors
Portfolios with Affiliated Subadvisors
The Board considered the costs of the services provided under each of the Advisory Agreements.  The Board also considered the profitability of New York Life Investments and its affiliates, including each Affiliated Subadvisor, due to their relationships with the applicable Portfolio(s) as well as of New York Life Investments and its affiliates due to their relationships with the New York Life Investments Group of Funds.  Because each Affiliated Subadvisor is an affiliate of New York Life Investments whose subadvisory fee is paid by New York Life Investments, not the applicable Portfolio(s), the Board considered cost and profitability information for New York Life Investments and each Affiliated Subadvisor in the aggregate.
In addition, the Board acknowledged the difficulty in obtaining reliable comparative data about mutual fund managers’ profitability because such information generally is not publicly available and may be impacted by numerous factors, including the structure of a fund manager’s organization, the types of funds it manages, the methodology used to allocate certain fixed costs to specific funds and the manager’s capital structure and costs of capital.
In evaluating the costs of the services provided by New York Life Investments and each Affiliated Subadvisor, and profitability of New York Life Investments and its affiliates, including each Affiliated Subadvisor, due to their relationships with the applicable Portfolio(s), the Board considered, among other factors, New York Life Investments’ and its affiliates’, including each Affiliated Subadvisor’s, continuing investments in, or willingness to invest in, personnel and other resources that may support and further enhance the management of such Portfolio(s), and that New York Life Investments is responsible for paying the subadvisory fee for such Portfolio(s).  The Board also considered the financial resources of New York Life Investments and each Affiliated Subadvisor and acknowledged that New York Life Investments and each Affiliated Subadvisor must be in a position to recruit and retain experienced professional personnel and to maintain a strong financial position for New York Life Investments and each Affiliated Subadvisor to continue to provide high-quality services to the applicable Portfolio(s).  The Board recognized that each Portfolio benefits from the allocation of certain fixed costs among the funds in the New York Life Investments Group of Funds, among other expected benefits resulting from its relationship with New York Life Investments.
The Board considered information regarding New York Life Investments’ methodology for calculating profitability and allocating costs provided by New York Life Investments in connection with the fund profitability analysis presented to the Board.  The Board concluded that New York Life Investments’ methods for allocating costs and procedures for estimating overall profitability of the relationship with the funds in the New York Life Investments Group of Funds were reasonable.  The Board recognized the difficulty in calculating and evaluating a manager’s profitability with respect to each Portfolio and considered that other profitability methodologies may also be reasonable.
The Board also considered certain fall-out benefits that may be realized by New York Life Investments and its affiliates, including each Affiliated Subadvisor, due to their relationships with the applicable Portfolio(s), including reputational and other indirect benefits.  The Board recognized, for example, the benefits to certain Affiliated Subadvisors from legally permitted “soft-dollar” arrangements by which brokers provide research and other services to each such Affiliated Subadvisor in exchange for commissions paid by the applicable Portfolio(s) with respect to trades in such Portfolio(s)’s portfolio securities.  In addition, except with respect to the NYLI VP U.S. Government Money Market Portfolio, the Board considered its review of the management agreement for a money market fund advised by New York Life Investments and an Affiliated Subadvisor that serves as an investment option for each Portfolio, including the potential rationale for and costs associated with investments in this money market fund by each Portfolio, if any, and considered information from New York Life Investments that the nature and type of specific
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investment advisory services provided to this money market fund are distinct from, or in addition to, the investment advisory services provided to each Portfolio.  In addition, the Board considered the potential dividend received tax deduction for insurance company affiliates of New York Life Investments from each Portfolio’s securities lending activity.
The Board noted that each Portfolio serves as an investment option primarily under variable contracts issued by affiliates of New York Life Investments that would receive fees under those contracts.  The Board observed that, in addition to fees earned by New York Life Investments under the Management Agreement for managing each Portfolio, New York Life Investments’ affiliates also earn revenues from serving each Portfolio in various other capacities, including as each Portfolio’s distributor, and insurance companies affiliated with New York Life Investments would be entitled to receive fees from each applicable Portfolio under a distribution and service plan adopted pursuant to Rule 12b-1 under the 1940 Act.  The Board considered information about these other revenues in the context of the profitability of the relationship with each Portfolio to New York Life Investments and its affiliates.  The Board noted that, although it assessed the overall profitability of the relationship with each Portfolio to New York Life Investments and its affiliates as part of the contract review process, when considering the reasonableness of the fee paid to New York Life Investments under the Management Agreement, the Board considered the profitability of New York Life Investments’ relationship with each Portfolio on a pre-tax basis and without regard to distribution expenses incurred by New York Life Investments from its own resources.
After evaluating the information deemed relevant by the Trustees, the Board concluded that any profits realized by New York Life Investments and its affiliates, including each Affiliated Subadvisor, due to their relationships with the applicable Portfolio(s) were not excessive and other expected benefits that may accrue to New York Life Investments and its affiliates, including each Affiliated Subadvisor, are reasonable.
Portfolios with one or more Unaffiliated Subadvisors (except for the NYLI VP Dimensional U.S. Equity Portfolio and NYLI VP Schroders Mid Cap Opportunities Portfolio)
The Board considered the costs of the services provided under each of the Advisory Agreements.  The Board also considered the profitability of New York Life Investments and its affiliates and each Unaffiliated Subadvisor due to their relationships with the applicable Portfolio(s) as well as of New York Life Investments and its affiliates due to their relationships with the New York Life Investments Group of Funds.  With respect to the profitability of each Unaffiliated Subadvisor’s relationship with the applicable Portfolio(s), the Board considered information from New York Life Investments that each Unaffiliated Subadvisor’s subadvisory fee reflected an arm’s-length negotiation and that this fee is paid by New York Life Investments, not the applicable Portfolio(s), and the relevance of each Unaffiliated Subadvisor’s profitability was considered by the Trustees in that context.  On this basis, the Board primarily considered the costs and profitability for New York Life Investments and its affiliates with respect to the applicable Portfolio(s).
In addition, the Board acknowledged the difficulty in obtaining reliable comparative data about mutual fund managers’ profitability because such information generally is not publicly available and may be impacted by numerous factors, including the structure of a fund manager’s organization, the types of funds it manages, the methodology used to allocate certain fixed costs to specific funds and the manager’s capital structure and costs of capital.
In evaluating the costs of the services provided by New York Life Investments and each Unaffiliated Subadvisor, and profitability of New York Life Investments and its affiliates and each Unaffiliated Subadvisor due to their relationships with the applicable Portfolio(s), the Board considered, among other factors, New York Life Investments’ and its affiliates’ and each Unaffiliated Subadvisor’s continuing investments in, or willingness to invest in, personnel and other resources that may support and further enhance the management of such Portfolio(s), and that New York Life Investments is responsible for paying the subadvisory fee for such Portfolio(s).  The Board also considered the financial resources of New York Life Investments and each Unaffiliated Subadvisor and acknowledged that New York Life Investments and each Unaffiliated Subadvisor must be in a position to recruit and retain experienced professional personnel and to maintain a strong financial position for New York Life Investments and the Unaffiliated Subadvisor to continue to provide high-quality services to the applicable Portfolio(s).  The Board recognized that each Portfolio benefits from the allocation of certain fixed costs among the funds in the New York Life Investments Group of Funds, among other expected benefits resulting from its relationship with New York Life Investments.
The Board considered information regarding New York Life Investments’ methodology for calculating profitability and allocating costs provided by New York Life Investments in connection with the fund profitability analysis presented to the Board.  The Board concluded that New York Life Investments’ methods for allocating costs and procedures for estimating overall profitability of the relationship with the funds in the New York Life Investments Group of Funds were reasonable.  The Board recognized the difficulty in calculating and evaluating a manager’s profitability with respect to each Portfolio and considered that other profitability methodologies may also be reasonable.
The Board also considered certain fall-out benefits that may be realized by New York Life Investments and its affiliates and each Unaffiliated Subadvisor and its affiliates due to their relationships with the applicable Portfolio(s), including reputational and other indirect benefits.  The Board recognized, for example, the benefits to certain Unaffiliated Subadvisors from legally permitted “soft-dollar” arrangements by which brokers provide research and other services to each such Unaffiliated Subadvisor in exchange for commissions paid by the applicable Portfolio(s) with respect to trades in such Portfolio(s)’s portfolio securities.  In this regard, the Board also requested and considered information from New York Life Investments concerning other material business relationships between each Unaffiliated Subadvisor and its affiliates and New York Life Investments and its affiliates. The Board further considered the existence of a strategic partnership between New York Life Investments and each of

CBRE Investment Management Listed Real Assets LLC, Epoch Investment Partners, Inc., PineStone Asset Management Inc., Wellington Management Company LLP and Winslow Capital Management, LLC that relates to certain current and future products and represents a potential conflict of interest associated with New York Life Investments’ recommendation to approve the continuation of the applicable Subadvisory Agreements. In addition, the Board considered its review of the management agreement for a money market fund advised by New York Life Investments and an Affiliated Subadvisor that serves as an investment option for each Portfolio, including the potential rationale for and costs associated with investments in this money market fund by each Portfolio, if any, and considered information from New York Life Investments that the nature and type of specific investment advisory services provided to this money market fund are distinct from, or in addition to, the investment advisory services provided to each Portfolio.  In addition, the Board considered the potential dividend received tax deduction for insurance company affiliates of New York Life Investments from each Portfolio’s securities lending activity.
The Board noted that each Portfolio serves as an investment option primarily under variable contracts issued by affiliates of New York Life Investments that would receive fees under those contracts.  The Board observed that, in addition to fees earned by New York Life Investments under the Management Agreement for managing each Portfolio, New York Life Investments’ affiliates also earn revenues from serving each Portfolio in various other capacities, including as each Portfolio’s distributor, and insurance companies affiliated with New York Life Investments would be entitled to receive fees from each Portfolio under a distribution and service plan adopted pursuant to Rule 12b-1 under the 1940 Act.  The Board considered information about these other revenues in the context of the profitability of the relationship with each Portfolio to New York Life Investments and its affiliates.  The Board noted that, although it assessed the overall profitability of the relationship with each Portfolio to New York Life Investments and its affiliates as part of the contract review process, when considering the reasonableness of the fee paid to New York Life Investments under the Management Agreement, the Board considered the profitability of New York Life Investments’ relationship with each Portfolio on a pre-tax basis and without regard to distribution expenses incurred by New York Life Investments from its own resources.
After evaluating the information deemed relevant by the Trustees, the Board concluded that any profits realized by New York Life Investments and its affiliates due to their relationships with the applicable Portfolio(s) were not excessive, other expected benefits that may accrue to New York Life Investments and its affiliates are reasonable and other expected benefits that may accrue to each Unaffiliated Subadvisor and its affiliates are consistent with those expected for a subadvisor to a mutual fund.  With respect to each Unaffiliated Subadvisor, the Board considered that any profits realized by such Unaffiliated Subadvisor due to its relationship with the applicable Portfolio(s) are the result of arm’s-length negotiations between New York Life Investments and such Unaffiliated Subadvisor, acknowledging that any such profits are based on the subadvisory fee paid to such Unaffiliated Subadvisor by New York Life Investments, not the applicable Portfolio(s).
Allocation Portfolios, NYLI VP Dimensional U.S. Equity Portfolio, NYLI VP Hedge Multi-Strategy Portfolio, NYLI VP Schroders Mid Cap Opportunities Portfolio and NYLI VP S&P 500 Index Portfolio
The Board considered the costs of the services provided under the Management Agreement.  The Board also considered the profitability of New York Life Investments and its affiliates due to their relationships with each Portfolio as well as of New York Life Investments and its affiliates due to their relationships with the New York Life Investments Group of Funds.
In addition, the Board acknowledged the difficulty in obtaining reliable comparative data about mutual fund managers’ profitability because such information generally is not publicly available and may be impacted by numerous factors, including the structure of a fund manager’s organization, the types of funds it manages, the methodology used to allocate certain fixed costs to specific funds and the manager’s capital structure and costs of capital.
In evaluating the costs of the services provided by New York Life Investments, and profitability of New York Life Investments and its affiliates due to their relationships with each Portfolio, the Board considered, among other factors, New York Life Investments’ and its affiliates’ continuing investments in, or willingness to invest in, personnel and other resources that may support and further enhance the management of each Portfolio.  The Board also considered the financial resources of New York Life Investments and acknowledged that New York Life Investments must be in a position to recruit and retain experienced professional personnel and to maintain a strong financial position for New York Life Investments to continue to provide high-quality services to each Portfolio.  The Board recognized that each Portfolio benefits from the allocation of certain fixed costs among the funds in the New York Life Investments Group of Funds, among other expected benefits resulting from its relationship with New York Life Investments.
The Board considered information regarding New York Life Investments’ methodology for calculating profitability and allocating costs provided by New York Life Investments in connection with the fund profitability analysis presented to the Board.  The Board concluded that New York Life Investments’ methods for allocating costs and procedures for estimating overall profitability of the relationship with the funds in the New York Life Investments Group of Funds were reasonable.  The Board recognized the difficulty in calculating and evaluating a manager’s profitability with respect to each Portfolio and considered that other profitability methodologies may also be reasonable.
The Board also considered certain fall-out benefits that may be realized by New York Life Investments and its affiliates due to their relationships with each Portfolio, including reputational and other indirect benefits.  In addition, the Board considered its review of the management agreement for a money market fund advised by New York Life Investments and an Affiliated Subadvisor that serves as an investment option for each
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Portfolio, including the potential rationale for and costs associated with investments in this money market fund by each Portfolio, if any, and considered information from New York Life Investments that the nature and type of specific investment advisory services provided to this money market fund are distinct from, or in addition to, the investment advisory services provided to each Portfolio.  In addition, the Board considered the potential dividend received tax deduction for insurance company affiliates of New York Life Investments from each Portfolio’s securities lending activity.
The Board noted that each Portfolio serves as an investment option primarily under variable contracts issued by affiliates of New York Life Investments that would receive fees under those contracts.  The Board observed that, in addition to fees earned by New York Life Investments under the Management Agreement for managing each Portfolio, New York Life Investments’ affiliates also earn revenues from serving each Portfolio in various other capacities, including as each Portfolio’s distributor, and insurance companies affiliated with New York Life Investments would be entitled to receive fees from each Portfolio under a distribution and service plan adopted pursuant to Rule 12b-1 under the 1940 Act.  The Board considered information about these other revenues in the context of the profitability of the relationship with each Portfolio to New York Life Investments and its affiliates.  The Board noted that, although it assessed the overall profitability of the relationship with each Portfolio to New York Life Investments and its affiliates as part of the contract review process, when considering the reasonableness of the fee paid to New York Life Investments under the Management Agreement, the Board considered the profitability of New York Life Investments’ relationship with each Portfolio on a pre-tax basis and without regard to distribution expenses incurred by New York Life Investments from its own resources.
The Board noted that the Allocation Portfolios do not pay a management fee for the allocation and other management services provided by New York Life Investments under the Management Agreement but that shareholders of the Allocation Portfolios indirectly pay their pro rata share of the fees and expenses of the underlying funds in which the Allocation Portfolios invest.  The Board considered that the Allocation Portfolios’ investments in underlying funds managed by New York Life Investments or its affiliates indirectly benefit New York Life Investments or its affiliates.  The Board noted that it considers the profits realized by New York Life Investments and its affiliates with respect to the underlying New York Life Investments Funds as part of the annual contract review process for those funds.
After evaluating the information deemed relevant by the Trustees, the Board concluded that any profits realized by New York Life Investments and its affiliates due to their relationships with each Portfolio were not excessive.
Management and Subadvisory Fees and Total Ordinary Operating Expenses
The Board evaluated the reasonableness of the fee paid under each of the Advisory Agreements and each Portfolio’s total ordinary operating expenses.  With respect to the management fee and subadvisory fee for each Portfolio with one of more Subadvisors, the Board primarily considered the reasonableness of the management fee paid by the Portfolio to New York Life Investments because the subadvisory fee paid to each Subadvisor is paid by New York Life Investments, not the Portfolio.  The Board also considered the reasonableness of the subadvisory fee paid by New York Life Investments and the amount of the management fee retained by New York Life Investments with respect to each Portfolio with one or more Subadvisors.
In assessing the reasonableness of each Portfolio’s fees and expenses, the Board primarily considered comparative data provided by ISS on the fees and expenses of similar mutual funds managed by other investment advisers.  The Board considered New York Life Investments’ process for monitoring and addressing potential conflicts of interest in the selection of underlying funds.  In addition, the Board considered information provided by New York Life Investments and each Subadvisor on fees charged to other investment advisory clients, including institutional separate accounts and/or other funds, that follow investment strategies similar to those of the applicable Portfolio(s), if any.  The Board considered the contractual management fee schedule for each Portfolio as compared to those for such other investment advisory clients, taking into account the rationale for differences in fee schedules.  The Board also took into account information provided by New York Life Investments about the more extensive scope of services provided to registered investment companies, such as each Portfolio, as compared with other investment advisory clients.  Additionally, the Board considered the impact of contractual breakpoints, voluntary waivers and/or expense limitation arrangements, as applicable, on each Portfolio’s net management fee and expenses.  The Board also considered that in proposing fees for each Portfolio, New York Life Investments considers the competitive marketplace for mutual funds.
The Board also took into account the following considerations with respect to certain Portfolios:
1. With respect to the NYLI VP CBRE Global Infrastructure Portfolio, the Board considered its discussions with representatives from New York Life Investments regarding the total net expenses paid by the Portfolio.
2. With respect to the NYLI VP Winslow Large Cap Growth Portfolio, the Board considered its discussions with representatives from New York Life Investments regarding the management fee paid by the Portfolio.
3. With respect to the NYLI VP Hedge Multi-Strategy Portfolio, the Board considered its discussions with representatives from New York Life Investments regarding the management fee paid by the Portfolio.
Because the Allocation Portfolios do not pay a management fee to New York Life Investments, the Board considered the reasonableness of fees and expenses the Allocation Portfolios indirectly pay by investing in underlying funds that charge a management fee.  Additionally, because the Allocation Portfolios invest substantially all their assets in other funds advised by New York Life Investments or its affiliates, the Board also considered information provided by New York Life Investments regarding the fees and expenses associated with the Allocation Portfolios’

investments in other funds, including New York Life Investments’ finding that the applicable Allocation Portfolio’s fees and expenses do not duplicate the fees and expenses of the corresponding acquired fund (when required by Rule 12d1-4 under the 1940 Act).   Because the NYLI VP Hedge Multi-Strategy Portfolio invests primarily in ETFs, the Board also considered information provided by New York Life Investments regarding the fees and expenses associated with the Portfolio’s investments in ETFs, including New York Life Investments’ finding that the Portfolio’s fees and expenses do not duplicate the fees and expenses of the corresponding acquired ETF (when required by Rule 12d1-4 under the 1940 Act).
Additionally, with respect to the NYLI VP MacKay Convertible Portfolio, the Board noted that NYLIM Service Company LLC, an affiliate of New York Life Investments, serves as the transfer agent and dividend disbursing agent for the Service Class and Service 2 Class Shares of the Portfolio but that the Service Class and Service 2 Class Shares do not incur any fees for these services.
The Board further noted that, in certain prior years, New York Life Investments had provided support to the NYLI VP Government U.S. Money Market Portfolio in the form of voluntary waivers and/or reimbursements of fees and expenses in order to maintain a positive yield.
Based on the factors outlined above, among other considerations, the Board concluded that each Portfolio’s management fee and total ordinary operating expenses are within a range that is competitive and support a conclusion that these fees and expenses are reasonable.
Economies of Scale
The Board considered information regarding economies of scale, including whether economies of scale may exist with respect to each Portfolio and whether each Portfolio’s management fee and expense structure permits economies of scale, if any, to be appropriately shared with each Portfolio’s shareholders.  The Board also considered a report from New York Life Investments, previously prepared at the request of the Board, that addressed economies of scale, including with respect to the mutual fund business generally, and the various ways in which the benefits of economies of scale may be shared with the funds in the New York Life Investments Group of Funds.  Although the Board recognized the difficulty of determining economies of scale with precision, the Board acknowledged that economies of scale may be shared with each Portfolio in a number of ways, including, for example, through the imposition of fee breakpoints, initially setting management fee rates at scale or making additional investments to enhance the services provided to each Portfolio.  The Board reviewed information from New York Life Investments showing how each Portfolio’s management fee schedule compared to fee schedules of other funds and accounts managed by New York Life Investments.  The Board also reviewed information from ISS showing how each Portfolio’s management fee schedule compared with fees paid for similar services by peer funds at varying asset levels.  The Board noted that the Allocation Portfolios do not pay a management fee and that the Board separately considers economies of scale as part of its review of the management agreements of underlying New York Life Investments Funds in which the Allocation Portfolios invest and the benefit of any breakpoints in the management fee schedules for the underlying New York Life Investments Funds would pass through to shareholders of the Allocation Portfolios at the specified levels of underlying New York Life Investments Fund assets.
Based on this information, the Board concluded that economies of scale, if any, are appropriately shared for the benefit of each Portfolio’s shareholders through the Portfolio’s management fee and expense structure and other methods to share benefits from economies of scale.
Conclusion
On the basis of the information and factors summarized above, among other information and factors deemed relevant by the Trustees, and the evaluation thereof on a Portfolio-by-Portfolio basis, the Board, including the Independent Trustees voting separately, unanimously voted to approve the continuation of each of the Advisory Agreements for each applicable Portfolio.
1    Candriam, MacKay Shields LLC and NYL Investors LLC are referred to herein as the “Affiliated Subadvisors.” American Century Investment Management, Inc., Brown Advisory LLC, CBRE Investment Management Listed Real Assets LLC, Epoch Investment Partners, Inc., FIAM LLC, Janus Henderson Investors US LLC, Newton Investment Management North America, LLC, Pacific Investment Management Company LLC, PineStone Asset Management Inc., Segall Bryant & Hamill, LLC, Wellington Management Company LLP and Winslow Capital Management, LLC are referred to herein as the “Unaffiliated Subadvisors.”
“New York Life Investments” is both a service mark, and the common trade name, of certain investment advisors affiliated with New York Life Insurance Company. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
54

NYLI VP Schroders Mid Cap Opportunities Portfolio
(formerly known as MainStay VP Wellington Mid Cap Portfolio)

Annual Report - Financial Statements and Other Information
December 31, 2024

Portfolio of Investments December 31, 2024†^
	Shares	Value
Common Stocks 97.7%
Aerospace & Defense 3.2%
BWX Technologies, Inc.	93,469	$ 10,411,512
Hexcel Corp.	185,094	11,605,394
		22,016,906
Banks 2.8%
Commerce Bancshares, Inc.	149,070	9,288,552
Fifth Third Bancorp	229,848	9,717,973
		19,006,525
Biotechnology 1.4%
Exact Sciences Corp. (a)	174,643	9,813,190
Building Products 4.7%
Advanced Drainage Systems, Inc.	73,069	8,446,776
Masco Corp.	129,459	9,394,840
Trane Technologies plc	21,972	8,115,358
Trex Co., Inc. (a)	97,141	6,705,643
		32,662,617
Capital Markets 3.9%
MarketAxess Holdings, Inc.	37,025	8,369,131
Morningstar, Inc.	18,895	6,363,080
Raymond James Financial, Inc.	79,695	12,379,025
		27,111,236
Chemicals 1.3%
Westlake Corp.	77,729	8,911,630
Commercial Services & Supplies 3.6%
Rentokil Initial plc, Sponsored ADR	591,564	14,978,401
Waste Connections, Inc.	55,730	9,562,153
		24,540,554
Communications Equipment 3.3%
Ciena Corp. (a)	153,488	13,017,317
Motorola Solutions, Inc.	20,611	9,527,023
		22,544,340
Containers & Packaging 3.1%
AptarGroup, Inc.	60,147	9,449,094
Avery Dennison Corp.	64,350	12,041,815
		21,490,909
Electric Utilities 1.2%
Alliant Energy Corp.	138,159	8,170,723
	Shares	Value

Electrical Equipment 1.7%
Regal Rexnord Corp.	76,881	$ 11,926,550
Electronic Equipment, Instruments & Components 3.5%
Teledyne Technologies, Inc. (a)	26,866	12,469,316
Zebra Technologies Corp., Class A (a)	30,908	11,937,288
		24,406,604
Entertainment 1.7%
Take-Two Interactive Software, Inc. (a)	62,525	11,509,602
Food Products 2.8%
Hershey Co. (The)	50,652	8,577,916
McCormick & Co., Inc. (Non-Voting)	140,141	10,684,350
		19,262,266
Health Care Equipment & Supplies 3.7%
Cooper Cos., Inc. (The) (a)	120,534	11,080,691
Masimo Corp. (a)	86,124	14,236,297
		25,316,988
Health Care Providers & Services 2.7%
Chemed Corp.	18,592	9,850,041
Encompass Health Corp.	93,748	8,657,628
		18,507,669
Health Care REITs 2.7%
Alexandria Real Estate Equities, Inc.	79,764	7,780,978
Ventas, Inc.	179,180	10,551,910
		18,332,888
Hotels, Restaurants & Leisure 3.9%
Aramark	412,153	15,377,428
Churchill Downs, Inc.	86,153	11,504,872
		26,882,300
Industrial REITs 0.7%
Rexford Industrial Realty, Inc.	133,927	5,177,618
Insurance 7.2%
Arthur J. Gallagher & Co.	57,843	16,418,736
Assurant, Inc.	72,113	15,375,934
Reinsurance Group of America, Inc.	43,515	9,296,109
Ryan Specialty Holdings, Inc.	134,952	8,658,520
		49,749,299
Interactive Media & Services 3.0%
Match Group, Inc. (a)	415,082	13,577,332
Pinterest, Inc., Class A (a)	244,533	7,091,457
		20,668,789

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
3

Portfolio of Investments December 31, 2024†^ (continued)
	Shares	Value
Common Stocks (continued)
IT Services 6.3%
Amdocs Ltd.	130,473	$ 11,108,471
EPAM Systems, Inc. (a)	47,778	11,171,452
Twilio, Inc., Class A (a)	81,047	8,759,560
VeriSign, Inc. (a)	58,820	12,173,387
		43,212,870
Life Sciences Tools & Services 1.6%
West Pharmaceutical Services, Inc.	33,429	10,950,003
Machinery 2.9%
Dover Corp.	51,234	9,611,498
IDEX Corp.	49,941	10,452,152
		20,063,650
Multi-Utilities 1.3%
CMS Energy Corp.	131,050	8,734,483
Oil, Gas & Consumable Fuels 2.5%
Coterra Energy, Inc.	334,983	8,555,466
Diamondback Energy, Inc.	53,555	8,773,916
		17,329,382
Professional Services 5.2%
ExlService Holdings, Inc. (a)	216,828	9,622,827
Leidos Holdings, Inc.	37,676	5,427,605
Robert Half, Inc.	145,978	10,285,610
Verisk Analytics, Inc.	37,229	10,253,983
		35,590,025
Residential REITs 1.5%
American Homes 4 Rent, Class A	275,093	10,293,980
Retail REITs 1.4%
Brixmor Property Group, Inc.	359,056	9,996,119
Semiconductors & Semiconductor Equipment 4.4%
Entegris, Inc.	111,010	10,996,651
Marvell Technology, Inc.	91,899	10,150,244
ON Semiconductor Corp. (a)	142,659	8,994,650
		30,141,545
	Shares	Value

Software 4.4%
AppLovin Corp., Class A (a)	18,348	$ 5,941,633
Dolby Laboratories, Inc., Class A	183,069	14,297,689
PTC, Inc. (a)	55,201	10,149,808
		30,389,130
Specialty Retail 1.5%
Burlington Stores, Inc. (a)	35,185	10,029,836
Technology Hardware, Storage & Peripherals 1.3%
Pure Storage, Inc., Class A (a)	141,916	8,717,900
Textiles, Apparel & Luxury Goods 1.3%
Ralph Lauren Corp.	38,787	8,959,021
Total Common Stocks (Cost $631,031,484)		672,417,147
Short-Term Investment 2.3%
Affiliated Investment Company 2.3%
NYLI U.S. Government Liquidity Fund, 4.309% (b)	15,622,074	15,622,074
Total Short-Term Investment (Cost $15,622,074)		15,622,074
Total Investments (Cost $646,653,558)	100.0%	688,039,221
Other Assets, Less Liabilities	(0.0)‡	(8,807)
Net Assets	100.0%	$ 688,030,414

†	Percentages indicated are based on Portfolio net assets.
^	Industry classifications may be different than those used for compliance monitoring purposes.
‡	Less than one-tenth of a percent.
(a)	Non-income producing security.
(b)	Current yield as of December 31, 2024.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
4	NYLI VP Schroders Mid Cap Opportunities Portfolio

Investments in Affiliates (in 000's)
Investments in issuers considered to be affiliate(s) of the Portfolio during the year ended December 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Investment Companies	Value, Beginning of Year	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Year	Dividend Income	Other Distributions	Shares End of Year
NYLI U.S. Government Liquidity Fund	$ 1,471	$ 213,978	$ (199,827)	$ —	$ —	$ 15,622	$ 407	$ —	15,622
Abbreviation(s):
ADR—American Depositary Receipt
REIT—Real Estate Investment Trust
The following is a summary of the fair valuations according to the inputs used as of December 31, 2024, for valuing the Portfolio’s assets:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Common Stocks	$ 672,417,147	$ —	$ —	$ 672,417,147
Short-Term Investment
Affiliated Investment Company	15,622,074	—	—	15,622,074
Total Investments in Securities	$ 688,039,221	$ —	$ —	$ 688,039,221

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
5

Statement of Assets and Liabilities as of December 31, 2024
Assets
Investment in unaffiliated securities, at value (identified cost $631,031,484)	$672,417,147
Investment in affiliated investment companies, at value (identified cost $15,622,074)	15,622,074
Cash	160,763
Receivables:
Dividends	625,066
Portfolio shares sold	171,437
Other assets	4,143
Total assets	689,000,630
Liabilities
Payables:
Manager (See Note 3)	488,559
Portfolio shares redeemed	350,297
NYLIFE Distributors (See Note 3)	89,857
Professional fees	30,357
Custodian	10,903
Securities lending	84
Shareholder communication	81
Trustees	5
Accrued expenses	73
Total liabilities	970,216
Net assets	$688,030,414
Composition of Net Assets
Shares of beneficial interest outstanding (par value of $.001 per share) unlimited number of shares authorized	$76,366
Additional paid-in-capital	681,226,376
681,302,742
Total distributable earnings (loss)	6,727,672
Net assets	$688,030,414
Initial Class
Net assets applicable to outstanding shares	$279,532,053
Shares of beneficial interest outstanding	30,258,295
Net asset value per share outstanding	$9.24
Service Class
Net assets applicable to outstanding shares	$408,498,361
Shares of beneficial interest outstanding	46,107,773
Net asset value per share outstanding	$8.86

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
6	NYLI VP Schroders Mid Cap Opportunities Portfolio

Statement of Operations for the year ended December 31, 2024
Investment Income (Loss)
Income
Dividends-unaffiliated (net of foreign tax withholding of $9,911)	$8,159,341
Dividends-affiliated	406,808
Securities lending, net	30,512
Total income	8,596,661
Expenses
Manager (See Note 3)	5,869,684
Distribution/Service—Service Class (See Note 3)	1,055,636
Professional fees	96,245
Custodian	44,470
Trustees	16,431
Shareholder communication	5,700
Miscellaneous	27,656
Total expenses before waiver/reimbursement	7,115,822
Expense waiver/reimbursement from Manager (See Note 3)	(120,425)
Net expenses	6,995,397
Net investment income (loss)	1,601,264
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Unaffiliated investment transactions	114,035,589
Foreign currency transactions	(4)
Net realized gain (loss)	114,035,585
Net change in unrealized appreciation (depreciation) on unaffiliated investments	(49,202,702)
Net realized and unrealized gain (loss)	64,832,883
Net increase (decrease) in net assets resulting from operations	$66,434,147
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
7

Statements of Changes in Net Assets
for the years ended December 31, 2024 and December 31, 2023
	2024	2023
Increase (Decrease) in Net Assets
Operations:
Net investment income (loss)	$1,601,264	$1,136,850
Net realized gain (loss)	114,035,585	(62,984,742)
Net change in unrealized appreciation (depreciation)	(49,202,702)	151,672,364
Net increase (decrease) in net assets resulting from operations	66,434,147	89,824,472
Distributions to shareholders:
Initial Class	(908,851)	(294,972)
Service Class	(338,463)	—
Total distributions to shareholders	(1,247,314)	(294,972)
Capital share transactions:
Net proceeds from sales of shares	48,959,715	30,975,645
Net asset value of shares issued to shareholders in reinvestment of distributions	1,247,314	294,972
Cost of shares redeemed	(134,841,949)	(125,818,257)
Increase (decrease) in net assets derived from capital share transactions	(84,634,920)	(94,547,640)
Net increase (decrease) in net assets	(19,448,087)	(5,018,140)
Net Assets
Beginning of year	707,478,501	712,496,641
End of year	$688,030,414	$707,478,501
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
8	NYLI VP Schroders Mid Cap Opportunities Portfolio

Financial Highlights selected per share data and ratios
	Year Ended December 31,
Initial Class	2024	2023	2022	2021	2020
Net asset value at beginning of year	$8.43	$7.42	$16.34	$13.96	$13.56
Net investment income (loss) (a)	0.03	0.02	0.02	(0.02)	0.08
Net realized and unrealized gain (loss)	0.81	1.00	(3.69)	2.80	1.32
Total from investment operations	0.84	1.02	(3.67)	2.78	1.40
Less distributions:
From net investment income	(0.03)	(0.01)	—	(0.10)	(0.12)
From net realized gain on investments	—	—	(5.25)	(0.30)	(0.88)
Total distributions	(0.03)	(0.01)	(5.25)	(0.40)	(1.00)
Net asset value at end of year	$9.24	$8.43	$7.42	$16.34	$13.96
Total investment return (b)	9.98%	13.69%	(20.52)%	20.00%	11.28%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	0.38%	0.31%	0.13%	(0.12)%	0.65%
Net expenses (c)	0.85%	0.86%	0.86%	0.86%	0.86%
Expenses (before waiver/reimbursement) (c)	0.87%	0.88%	0.89%	0.89%	0.89%
Portfolio turnover rate	60%	60%	49%	54%	178%
Net assets at end of year (in 000's)	$279,532	$272,691	$286,378	$360,437	$346,379

(a)	Per share data based on average shares outstanding during the year.
(b)	Total return does not reflect any deduction of sales charges, mortality and expense charges, contract charges or administrative charges.
(c)	In addition to the fees and expenses which the Portfolio bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.

	Year Ended December 31,
Service Class	2024	2023	2022	2021	2020
Net asset value at beginning of year	$8.08	$7.13	$16.00	$13.68	$13.32
Net investment income (loss) (a)	0.01	0.01	(0.01)	(0.04)	0.05
Net realized and unrealized gain (loss)	0.78	0.94	(3.61)	2.72	1.28
Total from investment operations	0.79	0.95	(3.62)	2.68	1.33
Less distributions:
From net investment income	(0.01)	—	—	(0.06)	(0.09)
From net realized gain on investments	—	—	(5.25)	(0.30)	(0.88)
Total distributions	(0.01)	—	(5.25)	(0.36)	(0.97)
Net asset value at end of year	$8.86	$8.08	$7.13	$16.00	$13.68
Total investment return (b)	9.70%	13.32%(c)	(20.71)%	19.70%	11.00%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	0.13%	0.07%	(0.13)%	(0.25)%	0.42%
Net expenses (d)	1.10%	1.11%	1.11%	1.11%	1.11%
Expenses (before waiver/reimbursement) (d)	1.12%	1.13%	1.14%	1.14%	1.14%
Portfolio turnover rate	60%	60%	49%	54%	178%
Net assets at end of year (in 000's)	$408,498	$434,787	$426,119	$571,259	$551,856

(a)	Per share data based on average shares outstanding during the year.
(b)	Total return does not reflect any deduction of sales charges, mortality and expense charges, contract charges or administrative charges.
(c)	Total investment return may reflect adjustments to conform to generally accepted accounting principles.
(d)	In addition to the fees and expenses which the Portfolio bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
9

Notes to Financial Statements
Note 1–Organization and Business
New York Life Investments VP Funds Trust (the “Fund”) (formerly known as MainStay VP Funds Trust) was organized as a Delaware statutory trust on February 1, 2011. The Fund is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Fund is comprised of thirty-three separate series (collectively referred to as the “Portfolios”). These financial statements and notes relate to the NYLI VP Schroders Mid Cap Opportunities Portfolio (formerly known as MainStay VP Wellington Mid Cap Portfolio) (the "Portfolio"), a "diversified” portfolio, as that term is defined in the 1940 Act, as interpreted or modified by regulatory authorities having jurisdiction, from time to time.
Shares of the Portfolio are currently offered to certain separate accounts to fund variable annuity policies and variable universal life insurance policies issued by New York Life Insurance and Annuity Corporation (“NYLIAC”), a wholly-owned subsidiary of New York Life Insurance Company (“New York Life”) and may also be offered to fund variable annuity policies and variable universal life insurance policies issued by other insurance companies. NYLIAC allocates shares of the Portfolio to, among others, certain NYLIAC separate accounts. Shares of the Portfolio are also offered to the NYLI VP Conservative Allocation Portfolio, NYLI VP Moderate Allocation Portfolio, NYLI VP Growth Allocation Portfolio and NYLI VP Equity Allocation Portfolio, which operate as “funds-of-funds," and other variable insurance funds.
The following table lists the Portfolio's share classes that have been registered and commenced operations:
Class	Commenced Operations
Initial Class	July 2, 2001
Service Class	June 5, 2003
Shares of the Portfolio are offered and are redeemed at a price equal to their respective net asset value (“NAV”) per share. No sales or redemption charge is applicable to the purchase or redemption of the Portfolio's shares. Under the terms of the Fund’s multiple class plan, adopted pursuant to Rule 18f-3 under the 1940 Act, the classes differ in that, among other things, Service Class shares of the Portfolio pay a combined distribution and service fee of 0.25% of average daily net assets attributable to Service Class shares of the Portfolio to the Distributor (as defined in Note 3(B)) pursuant to a plan adopted in accordance with Rule 12b-1 under the 1940 Act. Contract owners of variable annuity contracts purchased after June 2, 2003, are permitted to invest only in the Service Class shares.
The Portfolio's investment objective is to seek long-term growth of capital.
In this reporting period, the Portfolio adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures ("ASU 2023-07"). Adoption of the new standard impacted financial statement disclosures only and did not affect the Portfolio's financial position or its results of operations. The intent of
ASU 2023-07 is, through improved segment disclosures, to enable investors to better understand an entity's overall performance and to assess its potential future cash flows. NYLI Disclosure Committee ("Committee") acts as the Portfolio's chief operating decision maker assessing performance and making decisions about resource allocation. The Committee has determined that the Portfolio has a single operating segment based on the fact that the Committee monitors the operating results of the Portfolio as a whole and the Portfolio's long-term strategic asset allocation is pre-determined in accordance with the terms of its respective prospectus, based on a defined investment strategy which is executed by the Portfolio's portfolio managers as a team. The financial information provided to and reviewed by the Committee is consistent with that presented in the Portfolio's Portfolio of Investments, Statement of Changes in Net Assets and Financial Highlights.
Note 2–Significant Accounting Policies
The Portfolio is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services—Investment Companies. The Portfolio prepares its financial statements in accordance with generally accepted accounting principles (“GAAP”) in the United States of America and follows the significant accounting policies described below.
(A) Securities Valuation.  Investments are usually valued as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time) on each day the Portfolio is open for business ("valuation date").
Pursuant to Rule 2a-5 under the 1940 Act, the Board of Trustees of the Fund (the "Board") has designated New York Life Investment Management LLC (“New York Life Investments” or the "Manager") as its Valuation Designee (the "Valuation Designee"). The Valuation Designee is responsible for performing fair valuations relating to all investments in the Portfolio’s portfolio for which market quotations are not readily available; periodically assessing and managing material valuation risks; establishing and applying fair value methodologies; testing fair valuation methodologies; evaluating and overseeing pricing services; ensuring appropriate segregation of valuation and portfolio management functions; providing quarterly, annual and prompt reporting to the Board, as appropriate; identifying potential conflicts of interest; and maintaining appropriate records. The Valuation Designee has established a valuation committee ("Valuation Committee") to assist in carrying out the Valuation Designee’s responsibilities and establish prices of securities for which market quotations are not readily available. The Portfolio's and the Valuation Designee's policies and procedures ("Valuation Procedures") govern the Valuation Designee’s selection and application of methodologies for determining and calculating the fair value of Portfolio investments. The Valuation Designee may value the Portfolio's portfolio securities for which market quotations are not readily available and other Portfolio assets utilizing inputs from pricing services and other third-party sources. The Valuation Committee meets (in person, via electronic mail or

10	NYLI VP Schroders Mid Cap Opportunities Portfolio

via teleconference) on an ad-hoc basis to determine fair valuations and on a quarterly basis to review fair value events with respect to certain securities for which market quotations are not readily available, including valuation risks and back-testing results, and to preview reports to the Board.
The Valuation Committee establishes prices of securities for which market quotations are not readily available based on such methodologies and measurements on a regular basis after considering information that is reasonably available and deemed relevant by the Valuation Committee. The Board shall oversee the Valuation Designee and review fair valuation materials on a prompt, quarterly and annual basis and approve proposed revisions to the Valuation Procedures.
Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to the Valuation Procedures. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the Portfolio can access at the measurement date, provided that a quotation will not be readily available if it is not reliable. "Fair value" is defined as the price the Portfolio would reasonably expect to receive upon selling an asset or liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the asset or liability. Fair value measurements are determined within a framework that establishes a three-tier hierarchy that maximizes the use of observable market data and minimizes the use of unobservable inputs to establish a classification of fair value measurements for disclosure purposes. "Inputs" refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, such as the risk inherent in a particular valuation technique used to measure fair value using a pricing model and/or the risk inherent in the inputs for the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions market participants would use in pricing the asset or liability based on the information available. The inputs or methodology used for valuing assets or liabilities may not be an indication of the risks associated with investing in those assets or liabilities. The three-tier hierarchy of inputs is summarized below.
•	Level 1—quoted prices (unadjusted) in active markets for an identical asset or liability
•	Level 2—other significant observable inputs (including quoted prices for a similar asset or liability in active markets, interest rates and yield curves, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio's own assumptions about the assumptions that market participants would use in measuring fair value of an asset or liability)
The level of an asset or liability within the fair value hierarchy is based on the lowest level of an input, both individually and in the aggregate, that is significant to the fair value measurement. The aggregate value by input level of the Portfolio’s assets and liabilities as of December 31, 2024, is included at the end of the Portfolio of Investments.
The Portfolio may use third-party vendor evaluations, whose prices may be derived from one or more of the following standard inputs, among others:
• Broker/dealer quotes	• Benchmark securities
• Two-sided markets	• Reference data (corporate actions or material event notices)
• Bids/offers	• Monthly payment information
• Industry and economic events	• Reported trades
An asset or liability for which a market quotation is not readily available is valued by methods deemed reasonable in good faith by the Valuation Committee, following the Valuation Procedures to represent fair value. Under these procedures, the Valuation Designee generally uses a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information. The Valuation Designee may also use an income-based valuation approach in which the anticipated future cash flows of the asset or liability are discounted to calculate fair value. Fair value represents a good faith approximation of the value of a security. Fair value determinations involve the consideration of a number of subjective factors, an analysis of applicable facts and circumstances and the exercise of judgment. As a result, it is possible that the fair value for a security determined in good faith in accordance with the Valuation Procedures may differ from valuations for the same security determined for other funds using their own valuation procedures. Although the Valuation Procedures are designed to value a security at the price the Portfolio may reasonably expect to receive upon the security's sale in an orderly transaction, there can be no assurance that any fair value determination thereunder would, in fact, approximate the amount that the Portfolio would actually realize upon the sale of the security or the price at which the security would trade if a reliable market price were readily available. During the year ended December 31, 2024, there were no material changes to the fair value methodologies.
Securities which may be valued in this manner include, but are not limited to: (i) a security for which trading has been halted or suspended or otherwise does not have a readily available market quotation on a given day; (ii) a debt security that has recently gone into default and for which there is not a current market quotation; (iii) a security of an issuer that has entered into a restructuring; (iv) a security that has been delisted from a national exchange; (v) a security subject to trading collars for which no or limited trading takes place; and (vi) a security whose principal market has been temporarily closed at a time when, under normal conditions, it would be open. Securities valued in this manner are generally categorized as Level 2 or 3 in the hierarchy.
Equity securities, rights and warrants, if applicable, are valued at the last quoted sales prices as of the close of regular trading on the relevant exchange on each valuation date. Securities that are not traded on the
11

Notes to Financial Statements (continued)
valuation date are valued at the mean of the last quoted bid and ask prices. Prices are normally taken from the principal market in which each security trades. These securities are generally categorized as Level 1 in the hierarchy.
Investments in mutual funds, including money market funds, are valued at their respective NAVs at the close of business each day on the valuation date. These securities are generally categorized as Level 1 in the hierarchy.
Temporary cash investments acquired in excess of 60 days to maturity at the time of purchase are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities and ratings), both as furnished by independent pricing services. Temporary cash investments that mature in 60 days or less at the time of purchase ("Short-Term Investments") are valued using the amortized cost method of valuation, unless the use of such method would be inappropriate. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between such cost and the principal on maturity date. Amortized cost approximates the current fair value of a security. Securities valued using the amortized cost method are not valued using quoted prices in an active market and are generally categorized as Level 2 in the hierarchy.
The information above is not intended to reflect an exhaustive list of the methodologies that may be used to value portfolio investments. The Valuation Procedures permit the use of a variety of valuation methodologies in connection with valuing portfolio investments. The methodology used for a specific type of investment may vary based on the market data available or other considerations. The methodologies summarized above may not represent the specific means by which portfolio investments are valued on any particular business day.
(B) Income Taxes.   The Portfolio's policy is to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute all of its taxable income to the shareholders of the Portfolio within the allowable time limits.
The Manager evaluates the Portfolio’s tax positions to determine if the tax positions taken meet the minimum recognition threshold in connection with accounting for uncertainties in income tax positions taken or expected to be taken for the purposes of measuring and recognizing tax liabilities in the financial statements. Recognition of tax benefits of an uncertain tax position is permitted only to the extent the position is “more likely than not” to be sustained assuming examination by taxing authorities. The Manager analyzed the Portfolio's tax positions taken on federal, state and local income tax returns for all open tax years (for up to three tax years) and has concluded that no provisions for federal, state and local income tax are required in the Portfolio's financial statements. The Portfolio's federal, state and local income tax and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state and local departments of revenue.
(C) Dividends and Distributions to Shareholders. Dividends and distributions are recorded on the ex-dividend date. The Portfolio intends to declare and pay dividends from net investment income and distributions from net realized capital and currency gains, if any, at least annually. All dividends and distributions are reinvested at NAV in the same class of shares of the Portfolio. Dividends and distributions to shareholders are determined in accordance with federal income tax regulations and may differ from determinations using GAAP.
(D) Security Transactions and Investment Income. The Portfolio records security transactions on the trade date. Realized gains and losses on security transactions are determined using the identified cost method. Dividend income is recognized on the ex-dividend date, net of any foreign tax withheld at the source, and interest income is accrued as earned using the effective interest rate method. Distributions received from real estate investment trusts, if applicable, may be classified as dividends, capital gains and/or return of capital.
Investment income and realized and unrealized gains and losses on investments of the Portfolio are allocated pro rata to the separate classes of shares based upon their relative net assets on the date the income is earned or realized and unrealized gains and losses are incurred.
(E) Expenses.  Expenses of the Fund are allocated to the individual Portfolios in proportion to the net assets of the respective Portfolios when the expenses are incurred, except where direct allocations of expenses can be made. Expenses (other than fees incurred under the distribution and service plans, further discussed in Note 3(B), which are charged directly to the Service Class shares) are allocated to separate classes of shares pro rata based upon their relative net assets on the date the expenses are incurred. The expenses borne by the Portfolio, including those of related parties to the Portfolio, are shown in the Statement of Operations.
Additionally, the Portfolio may invest in mutual funds, which are subject to management fees and other fees that may cause the costs of investing in mutual funds to be greater than the costs of owning the underlying securities directly. These indirect expenses of mutual funds are not included in the amounts shown as expenses in the Statement of Operations or in the expense ratios included in the Financial Highlights.
(F) Use of Estimates.  In preparing financial statements in conformity with GAAP, the Manager makes estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates and assumptions.
(G) Foreign Currency Transactions. The Portfolio's books and records are maintained in U.S. dollars. Prices of securities denominated in foreign currency amounts are translated into U.S. dollars at the mean

12	NYLI VP Schroders Mid Cap Opportunities Portfolio

between the buying and selling rates last quoted by any major U.S. bank at the following dates:
(i) market value of investment securities, other assets and liabilities— at the valuation date; and
(ii) purchases and sales of investment securities, income and expenses—at the date of such transactions.
The assets and liabilities that are denominated in foreign currency amounts are presented at the exchange rates and market values at the close of the period. The realized and unrealized changes in net assets arising from fluctuations in exchange rates and market prices of securities are not separately presented.
Net realized gain (loss) on foreign currency transactions represents net currency gains or losses realized as a result of differences between the amounts of securities sale proceeds or purchase cost, dividends, interest and withholding taxes as recorded on the Portfolio's books, and the U.S. dollar equivalent amount actually received or paid. Net currency gains or losses from valuing such foreign currency denominated assets and liabilities, other than investments at valuation date exchange rates, are reflected in unrealized foreign exchange gains or losses.
(H) Securities Lending. In order to realize additional income, the Portfolio may engage in securities lending, subject to the limitations set forth in the 1940 Act and relevant guidance by the staff of the Securities and Exchange Commission (“SEC”). If the Portfolio engages in securities lending, the Portfolio will lend through its custodian, JPMorgan Chase Bank, N.A., ("JPMorgan"), acting as securities lending agent on behalf of the Portfolio. Under the current arrangement, JPMorgan will manage the Portfolio's collateral in accordance with the securities lending agency agreement between the Portfolio and JPMorgan, and indemnify the Portfolio against counterparty risk. The loans will be collateralized by cash (which may be invested in a money market fund) and/or non-cash collateral (which may include U.S. Treasury securities and/or U.S. government agency securities issued or guaranteed by the United States government or its agencies or instrumentalities) at least equal at all times to the market value of the securities loaned. Non-cash collateral held at year end is segregated and cannot be transferred by the Portfolio. The Portfolio bears the risk of delay in recovery of, or loss of rights in, the securities loaned. The Portfolio may also record a realized gain or loss on securities deemed sold due to a borrower’s inability to return securities on loan. The Portfolio bears the risk of any loss on investment of cash collateral. The Portfolio will receive compensation for lending its securities in the form of fees or it will retain a portion of interest earned on the investment of any cash collateral. The Portfolio will also continue to receive interest and dividends on the securities loaned and any gain or loss in the market price of the securities loaned that may occur during the term of the loan will be for the account of the Portfolio. Income earned from securities lending activities, if any, is reflected in the Statement of Operations.
(I) Indemnifications.  Under the Fund’s organizational documents, its officers and trustees are indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Portfolio enters into contracts with third-party service providers that contain a variety of representations and warranties and that may provide general indemnifications. The Portfolio's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio that have not yet occurred. The Manager believes that the risk of loss in connection with these potential indemnification obligations is remote. However, there can be no assurance that material liabilities related to such obligations will not arise in the future, which could adversely impact the Portfolio.
Note 3–Fees and Related Party Transactions
(A) Manager and Subadvisor.  New York Life Investments, a registered investment adviser and an indirect, wholly-owned subsidiary of New York Life, serves as the Portfolio's Manager, pursuant to an Amended and Restated Management Agreement ("Management Agreement"). The Manager provides offices, conducts clerical, recordkeeping and bookkeeping services and keeps most of the financial and accounting records required to be maintained by the Portfolio. Except for the portion of salaries and expenses that are the responsibility of the Portfolio, the Manager pays the salaries and expenses of all personnel affiliated with the Portfolio and certain operational expenses of the Portfolio. During a portion of the year ended December 31, 2024, the Portfolio reimbursed New York Life Investments in an amount equal to the portion of the compensation of the Chief Compliance Officer attributable to the Portfolio. The Portfolio's subadvisor changed effective August 12, 2024, due to the replacement of Wellington Management Company LLP ("Wellington") as the Portfolio's subadvisor and the appointment of Schroder Investment Management North America Inc. ("Schroders" or the "Subadvisor") as the Portfolio's subadvisor. Schroders, a registered investment adviser, is responsible for the day-to-day portfolio management of the Portfolio. Pursuant to the terms of the Subadvisory Agreement between New York Life Investments and Schroders, New York Life Investments pays for the services of the Subadvisor.
Effective August 12, 2024, pursuant to the Management Agreement, the Fund pays the Manager, on behalf of the Portfolio, a monthly fee for the services performed and the facilities furnished at an annual rate of the Portfolio's average daily net assets as follows: 0.82% up to $1 billion; 0.77% from $1 billion to $2 billion; and 0.745% in excess of $2 billion. During the year ended December 31, 2024, the effective management fee rate was 0.84% (exclusive of any applicable waivers/reimbursements) of the Portfolio's average daily net assets.
Prior to August 12, 2024, the Fund paid the Manager, on behalf of the Portfolio, a monthly fee for the services performed and the facilities furnished at an annual rate of the Portfolio's average daily net assets as follows: 0.85% up to $1 billion; 0.80% from $1 billion to $2 billion; and 0.775% in excess of $2 billion.
13

Notes to Financial Statements (continued)
Effective August 12, 2024, New York Life Investments has contractually agreed to waive fees and/or reimburse expenses so that the Total Annual Portfolio Operating Expenses (excluding taxes, interest, litigation, extraordinary expenses, brokerage and other transaction expenses relating to the purchase or sale of portfolio investments, and acquired (underlying) portfolio/fund fees and expenses) of Initial Class shares and Service Class shares do not exceed 0.83% and 1.08%, respectively, of the Portfolio's average daily net assets. This agreement will remain in effect until May 1, 2026, and shall renew automatically for one-year terms unless New York Life Investments provides written notice of termination prior to the start of the next term or upon approval of the Board.
Prior to August 12, 2024, New York Life Investments had contractually agreed to waive fees and/or reimburse expenses so that the Total Annual Portfolio Operating Expenses (excluding taxes, interest, litigation, extraordinary expenses, brokerage and other transaction expenses relating to the purchase or sale of portfolio investments, and acquired (underlying) portfolio/fund fees and expenses) of Initial Class shares and Service Class shares do not exceed 0.86% and 1.11%, respectively, of the Portfolio's average daily net assets.
During the year ended December 31, 2024, New York Life Investments earned fees from the Portfolio in the amount of $5,869,684 and waived fees and/or reimbursed certain class specific expenses in the of $120,425 and paid Wellington and Schroders fees of $1,582,422 and $956,492, respectively.
JPMorgan provides sub-administration and sub-accounting services to the Portfolio pursuant to an agreement with New York Life Investments. These services include calculating the daily NAVs of the Portfolio, maintaining the general ledger and sub-ledger accounts for the calculation of the Portfolio's NAVs, and assisting New York Life Investments in conducting various aspects of the Portfolio's administrative operations. For providing these services to the Portfolio, JPMorgan is compensated by New York Life Investments.
Pursuant to an agreement between the Fund and New York Life Investments, New York Life Investments is responsible for providing or procuring certain regulatory reporting services for the Portfolio. The Portfolio will reimburse New York Life Investments for the actual costs incurred by New York Life Investments in connection with providing or procuring these services for the Portfolio.
(B) Distribution and Service Fees.  The Fund, on behalf of the Portfolio, has entered into a distribution agreement with NYLIFE Distributors LLC (the “Distributor”), an affiliate of New York Life Investments. The Portfolio has adopted a distribution plan (the “Plan”) in accordance with the provisions of Rule 12b-1 under the 1940 Act. Under the Plan, the Distributor has agreed to provide, through its affiliates or independent third parties, various distribution-related, shareholder and administrative support services to the Service Class shareholders. For its services, the Distributor is entitled to a combined distribution and service fee accrued daily and paid monthly at an annual rate of 0.25% of the average daily net assets attributable to the Service Class shares of the Portfolio.
Note 4-Federal Income Tax
As of December 31, 2024, the cost and unrealized appreciation (depreciation) of the Portfolio’s investment portfolio, including applicable derivative contracts and other financial instruments, as determined on a federal income tax basis, were as follows:
	Federal Tax Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Investments in Securities	$647,058,972	$61,245,110	$(20,264,861)	$40,980,249
As of December 31, 2024, the components of accumulated gain (loss) on a tax basis were as follows:
Ordinary Income	Accumulated Capital and Other Gain (Loss)	Other Temporary Differences	Unrealized Appreciation (Depreciation)	Total Accumulated Gain (Loss)
$1,746,761	$(35,999,338)	$—	$40,980,249	$6,727,672
The difference between book-basis and tax-basis unrealized appreciation (depreciation) is primarily due to wash sales adjustments.
As of December 31, 2024, for federal income tax purposes, capital loss carryforwards of $35,999,338, as shown in the table below, were available to the extent provided by the regulations to offset future realized gains of the Portfolio. Accordingly, no capital gains distributions are expected to be paid to shareholders until net gains have been realized in excess of such amounts.
Capital Loss Available Through	Short-Term Capital Loss Amounts (000’s)	Long-Term Capital Loss Amounts (000’s)
Unlimited	$1,212	$34,787
The Portfolio utilized $85,664,906 of capital loss carryforwards during the year ended December 31, 2024.
During the years ended December 31, 2024 and December 31, 2023, the tax character of distributions paid as reflected in the Statements of Changes in Net Assets was as follows:
	2024	2023
Distributions paid from:
Ordinary Income	$1,247,314	$294,972

14	NYLI VP Schroders Mid Cap Opportunities Portfolio

Note 5–Custodian
JPMorgan is the custodian of cash and securities held by the Portfolio. Custodial fees are charged to the Portfolio based on the Portfolio's net assets and/or the market value of securities held by the Portfolio and the number of certain transactions incurred by the Portfolio.
Note 6–Line of Credit
The Portfolio and certain other funds managed by New York Life Investments maintain a line of credit with a syndicate of banks in order to secure a source of funds for temporary purposes to meet unanticipated or excessive redemption requests.
Effective July 23, 2024, under the credit agreement (the “Credit Agreement”), the aggregate commitment amount is $600,000,000 with an additional uncommitted amount of $100,000,000. The commitment fee is an annual rate of 0.15% of the average commitment amount payable quarterly, regardless of usage, to JPMorgan, who serves as the agent to the syndicate. The commitment fee is allocated among the Portfolio and certain other funds managed by New York Life Investments based upon their respective net assets and other factors. Interest on any revolving credit loan is charged based upon the Federal Funds Rate, Daily Simple Secured Overnight Financing Rate ("SOFR") + 0.10%, or the Overnight Bank Funding Rate, whichever is higher. The Credit Agreement expires on July 22, 2025, although the Portfolio, certain other funds managed by New York Life Investments and the syndicate of banks may renew the Credit Agreement for an additional year on the same or different terms or enter into a credit agreement with a different syndicate of banks. Prior to July 23, 2024, the aggregate commitment amount and the commitment fee were the same as those under the current Credit Agreement. During the year ended December 31, 2024, there were no borrowings made or outstanding with respect to the Portfolio under the Credit Agreement.
Note 7–Interfund Lending Program
Pursuant to an exemptive order issued by the SEC, the Portfolio, along with certain other funds managed by New York Life Investments, may participate in an interfund lending program. The interfund lending program provides an alternative credit facility that permits the Portfolio and certain other funds managed by New York Life Investments to lend or borrow money for temporary purposes directly to or from one another, subject to the conditions of the exemptive order. During the year ended December 31, 2024, there were no interfund loans made or outstanding with respect to the Portfolio.
Note 8–Purchases and Sales of Securities (in 000’s)
During the year ended December 31, 2024, purchases and sales of securities, other than short-term securities, were $415,177 and $486,719, respectively.
The Portfolio may purchase securities from or sell securities to other portfolios managed by the Subadvisor. These interportfolio transactions are primarily used for cash management purposes and are made pursuant to Rule 17a-7 under the 1940 Act. During the year ended December 31, 2024, such purchases were $86.
Note 9–Capital Share Transactions
Transactions in capital shares for the years ended December 31, 2024 and December 31, 2023, were as follows:
Initial Class	Shares	Amount
Year ended December 31, 2024:
Shares sold	2,851,371	$25,154,908
Shares issued to shareholders in reinvestment of distributions	101,180	908,851
Shares redeemed	(5,053,572)	(44,977,565)
Net increase (decrease)	(2,101,021)	$(18,913,806)
Year ended December 31, 2023:
Shares sold	1,214,876	$9,459,304
Shares issued to shareholders in reinvestment of distributions	39,462	294,972
Shares redeemed	(7,485,796)	(58,703,344)
Net increase (decrease)	(6,231,458)	$(48,949,068)

Service Class	Shares	Amount
Year ended December 31, 2024:
Shares sold	2,833,047	$23,804,807
Shares issued to shareholders in reinvestment of distributions	39,268	338,463
Shares redeemed	(10,558,265)	(89,864,384)
Net increase (decrease)	(7,685,950)	$(65,721,114)
Year ended December 31, 2023:
Shares sold	2,918,716	$21,516,341
Shares redeemed	(8,916,610)	(67,114,913)
Net increase (decrease)	(5,997,894)	$(45,598,572)
Note 10–Recent Accounting Pronouncement
In December 2023, the FASB issued Accounting Standard Update No. 2023-09, Income Taxes (ASC 740) Improvements to Income Tax Disclosures (“ASU 2023-09”). The primary purpose of the amendments within ASU 2023-09 is to enhance the transparency and decision usefulness of income tax disclosures primarily related to the rate reconciliation table and income taxes paid information. The amendments in ASU 2023-09 require that public business entities on an annual basis (1) disclose specific categories in the rate reconciliation and (2) provide additional information for reconciling items that meet a quantitative threshold. In addition, the amendments in this ASU 2023-09 require that all entities disclose on an annual basis taxes paid disaggregated by; federal, state, foreign, and jurisdiction (when income taxes paid is equal to or greater than five percent of total income taxes paid). The amendments in ASU 2023-09 are effective for public business entities beginning after December 15, 2024. Early adoption is permitted for annual financial statements that have not yet been issued or made
15

Notes to Financial Statements (continued)
available for issuance. The amendments in ASU 2023-09 should be applied on a prospective basis. Retrospective application is permitted. Management is currently assessing the impact this standard will have on our financial statements as well as the method by which we will adopt the new standard. The Adviser does not expect the guidance to have a material impact to the Portfolio.
Note 11–Subsequent Events
In connection with the preparation of the financial statements of the Portfolio for the year ended December 31, 2024, events and transactions subsequent to December 31, 2024, through the date the financial statements were issued, have been evaluated by the Manager for possible adjustment and/or disclosure. No subsequent events requiring financial statement adjustment or disclosure have been identified.
16	NYLI VP Schroders Mid Cap Opportunities Portfolio

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of New York Life Investments VP Funds Trust (formerly known as MainStay VP Funds Trust) and Shareholders of NYLI VP Schroders Mid Cap Opportunities Portfolio (formerly known as MainStay VP Wellington Mid Cap Portfolio)
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of NYLI VP Schroders Mid Cap Opportunities Portfolio (one of the portfolios constituting New York Life Investments VP Funds Trust, referred to hereafter as the “Portfolio”) as of December 31, 2024, the related statement of operations for the year ended December 31, 2024, the statements of changes in net assets for each of the two years in the period ended December 31, 2024, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2024 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Portfolio as of December 31, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2024 and the financial highlights for each of the five years in the period ended December 31, 2024 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Portfolio’s management. Our responsibility is to express an opinion on the Portfolio’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Portfolio in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2024 by correspondence with the custodian and transfer agent. We believe that our audits provide a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
New York, New York
February 21, 2025
We have served as the auditor of one or more investment companies in the New York Life Investments group of funds since 1984.
17

Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
Included in the Statement of Operations within the Portfolio’s Financial Statements.
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Statement Regarding Basis for Approval of Investment Advisory Agreement and Subadvisory Agreement
The continuation of the Management Agreement with respect to each series (“Portfolio”) of the New York Life Investments VP Funds Trust (“Trust”) and New York Life Investment Management LLC (“New York Life Investments”) and each of the Subadvisory Agreements between New York Life Investments and each of American Century Investment Management, Inc., Brown Advisory LLC, Candriam, CBRE Investment Management Listed Real Assets LLC, Epoch Investment Partners, Inc., FIAM LLC, Janus Henderson Investors US LLC, MacKay Shields LLC, Newton Investment Management North America, LLC, NYL Investors LLC, Pacific Investment Management Company LLC, PineStone Asset Management Inc., Segall Bryant & Hamill, LLC, Wellington Management Company LLP and Winslow Capital Management, LLC (together, “Subadvisors”)1 with respect to the applicable Portfolio(s) (together, “Advisory Agreements”) is subject to annual review and approval by the Board of Trustees of the Trust (“Board”) in accordance with Section 15 of the Investment Company Act of 1940, as amended (“1940 Act”).  At its December 3–4, 2024 meeting, the Board, including the Trustees who are not an “interested person” (as such term is defined in the 1940 Act) of the Trust (“Independent Trustees”) voting separately, unanimously approved the continuation of each of the Advisory Agreements for each applicable Portfolio for a one-year period.
In reaching the decision to approve the continuation of each of the Advisory Agreements, the Board considered information and materials furnished by New York Life Investments and each Subadvisor in connection with an annual contract review process undertaken by the Board that took place at meetings of the Board and its Contracts Committee from September 2024 through December 2024, including information and materials furnished by New York Life Investments and each Subadvisor in response to requests prepared on behalf of the Board, and in consultation with the Independent Trustees, by independent legal counsel to the Independent Trustees, which encompassed a variety of topics, including those summarized below.  Information and materials requested by and furnished to the Board for consideration in connection with the contract review process included, among other items, reports on each Portfolio and “peer funds” prepared by Institutional Shareholder Services Inc. (“ISS”), an independent third-party service provider engaged by the Board to report objectively on each Portfolio’s investment performance, management fee and total expenses.  The Board also considered information on the fees charged to other investment advisory clients of New York Life Investments and/or each applicable Subadvisor that follow investment strategies similar to those of each Portfolio, if any, and, when applicable, the rationale for differences in each Portfolio’s management and subadvisory fees, as applicable, and the fees charged to those other investment advisory clients.  In addition, the Board considered information regarding the legal standards and fiduciary obligations applicable to its consideration of the continuation of each of the Advisory Agreements.  The contract review process, including the structure and format for information and materials provided to the Board, has been developed in consultation with the Board.  The Independent
Trustees also met in executive sessions with their independent legal counsel and, for portions thereof, with senior management of New York Life Investments.
The Board’s deliberations with respect to the continuation of each of the Advisory Agreements reflect a year-long process, and the Board also took into account information furnished to the Board and its Committees throughout the year, as deemed relevant and appropriate by the Trustees, including, among other items, reports on investment performance of each Portfolio and investment-related matters for each Portfolio as well as presentations from New York Life Investments and, generally annually, personnel of each Subadvisor.  In addition, the Board took into account other information provided by New York Life Investments throughout the year, including, among other items, periodic reports on legal and compliance matters, risk management, portfolio turnover, brokerage commissions and non-advisory services provided to each Portfolio by New York Life Investments, as deemed relevant and appropriate by the Trustees.
In addition to information provided to the Board throughout the year, the Board received information in connection with its June 2024 meeting provided specifically in response to requests prepared on behalf of the Board, and in consultation with the Independent Trustees, by independent legal counsel to the Independent Trustees regarding each Portfolio’s distribution arrangements.  In addition, the Board received information regarding each Portfolio’s asset levels, share purchase and redemption activity and the payment of Rule 12b-1 and/or certain other fees by the applicable share class(es) of each applicable Portfolio, among other information.
In considering the continuation of each of the Advisory Agreements, the Trustees reviewed and evaluated the information and factors they believed to reasonably be necessary and appropriate in light of legal advice furnished to them by independent legal counsel to the Independent Trustees and through the exercise of their own business judgment.  Although individual Trustees may have weighed certain factors or information differently and the Board did not consider any single factor or information controlling in reaching its decision, the factors that figured prominently in the Board’s consideration of the continuation of each of the Advisory Agreements with respect to each applicable Portfolio are summarized in more detail below and include, among other factors: (i) the nature, extent and quality of the services provided to the Portfolio by New York Life Investments and the Subadvisor(s), if applicable; (ii) the qualifications of the portfolio manager(s) of the Portfolio and the historical investment performance of the Portfolio, New York Life Investments and, if applicable, the Subadvisor(s); (iii) the costs of the services provided, and profits realized, by New York Life Investments and the Subadvisor(s), if applicable, with respect to their relationships with the Portfolio; (iv) the extent to which economies of scale have been realized or may be realized if the Portfolio grows and the extent to which any economies of scale have been shared, have benefited or may benefit the Portfolio’s

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shareholders; and (v) the reasonableness of the Portfolio’s management and, if applicable, subadvisory fees and total ordinary operating expenses.  Although the Board recognized that comparisons between each Portfolio’s fees and expenses and those of other funds are imprecise given different terms of agreements, variations in fund strategies and other factors, the Board considered the reasonableness of each Portfolio’s management fee and total ordinary operating expenses as compared to peer funds identified by ISS.  Throughout their considerations, the Trustees acknowledged the commitment of New York Life Investments and its affiliates to serve the New York Life Investments Group of Funds, as well as their capacity, experience, resources, financial stability and reputations.  The Trustees also acknowledged the entrepreneurial and other risks assumed by New York Life Investments in sponsoring and managing each Portfolio.  With respect to the Subadvisory Agreements, the Board took into account New York Life Investments’ recommendation to approve the continuation of each of the Subadvisory Agreements.
The Trustees noted that, throughout the year, the Trustees are afforded an opportunity to ask questions of, and request additional information or materials from, New York Life Investments and each Subadvisor.  The Board’s decision with respect to each of the Advisory Agreements may have also been based, in part, on the Board’s knowledge of New York Life Investments and each Subadvisor resulting from, among other things, the Board’s consideration of each of the Advisory Agreements in prior years, the advisory agreements for other funds in the New York Life Investments Group of Funds, the Board’s review throughout the year of the performance and operations of other funds in the New York Life Investments Group of Funds and each Trustee’s business judgment and industry experience.  In addition to considering the above-referenced factors, the Board observed that in the marketplace, notably under variable life insurance policies and variable annuity contracts for which each Portfolio serves as an investment option, there are a range of investment options available to investors and that each Portfolio’s shareholders, having had the opportunity to consider other investment options, have invested in the Portfolio.
The factors that figured prominently in the Board’s decision to approve the continuation of each of the Advisory Agreements during the Board’s December 3-4, 2024 meeting are summarized in more detail below.  The Board considered on a Portfolio-by-Portfolio basis the factors and information deemed relevant and appropriate by the Trustees to evaluate the continuation of each of the Advisory Agreements, and the Board’s decision was made separately with respect to each Portfolio.
Nature, Extent and Quality of Services Provided by New York Life Investments and the Subadvisors
The Board examined the nature, extent and quality of the services that New York Life Investments provides to each Portfolio.  The Board evaluated New York Life Investments’ experience and capabilities in serving as manager of each Portfolio and considered that each Portfolio with one or more Subadvisors operates in a “manager-of-managers” structure.  The Board also considered New York Life Investments’
responsibilities and services provided pursuant to this structure, including overseeing the services provided by each Subadvisor, evaluating the performance of each Subadvisor, making recommendations to the Board as to whether each Subadvisory Agreement should be renewed, modified or terminated and periodically reporting to the Board regarding the results of New York Life Investments’ evaluation and monitoring functions.  The Board noted that New York Life Investments manages other mutual funds, serves a variety of other investment advisory clients, including other pooled investment vehicles, and has experience overseeing mutual fund service providers, including subadvisors.  The Board considered the experience of senior personnel at New York Life Investments providing management and administrative and other non-advisory services to each Portfolio.  The Board observed that New York Life Investments devotes significant resources and time to providing management and administrative and other non-advisory services to each Portfolio, including, for Portfolios with one or more Subadvisors, New York Life Investments’ oversight and due diligence reviews of each Subadvisor and ongoing analysis of, and interactions with, each Subadvisor with respect to, among other things, the applicable Portfolio’s or Portfolios’ investment performance and risks as well as each Subadvisor’s investment capabilities and subadvisory services with respect to the applicable Portfolio(s).
The Board also considered the range of services that New York Life Investments provides to each Portfolio under the terms of the Management Agreement, including: (i) fund accounting and ongoing supervisory services provided by New York Life Investments’ Fund Administration and Accounting Group; (ii) investment supervisory and analytical services provided by New York Life Investments’ Investment Consulting Group; (iii) compliance services provided by the Trust’s Chief Compliance Officer as well as New York Life Investments’ compliance department; (iv) legal services provided by New York Life Investments’ Office of the General Counsel; and (v) risk management monitoring and analysis by compliance and investment personnel.  In addition, the Board considered New York Life Investments’ willingness to invest in personnel and other resources, such as cyber security, information security and business continuity planning, that may benefit each Portfolio and noted that New York Life Investments is responsible for compensating the Trust’s officers, except for a portion of the salary of the Trust’s Chief Compliance Officer.  The Board recognized that New York Life Investments provides certain other non-advisory services to each Portfolio and has over time provided an increasingly broad array of non-advisory services to the New York Life Investments Group of Funds as a result of regulatory and other developments.
The Board also examined the range, and the nature, extent and quality, of the investment advisory services that New York Life Investments and each Subadvisor provides to the applicable Portfolio(s) and considered the terms of each of the Advisory Agreements.  The Board evaluated New York Life Investments’ and each Subadvisor’s experience and performance in serving as investment adviser or subadvisor, respectively, to the applicable Portfolio(s) and advising other portfolios and New York Life Investments’ and each Subadvisor’s track record and experience in
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providing investment advisory services as well as the experience of investment advisory and other senior personnel at New York Life Investments and each Subadvisor.  The Board considered New York Life Investments’ and each Subadvisor’s overall resources, legal and compliance environment, capabilities, reputation, financial condition and history.  In addition to information provided in connection with quarterly meetings with the Trust’s Chief Compliance Officer, the Board considered information regarding the compliance policies and procedures of New York Life Investments and each Subadvisor.  The Board also considered New York Life Investments’ and each Subadvisor’s ability to recruit and retain qualified investment professionals and willingness to invest in personnel and other resources that may benefit the applicable Portfolio(s).  In this regard, the Board considered the qualifications and experience of each Portfolio’s portfolio manager(s), the number of accounts managed by the portfolio manager(s) and the method for compensating the portfolio manager(s).
Because the NYLI VP Conservative Allocation Portfolio, NYLI VP Moderate Allocation Portfolio, NYLI VP Growth Allocation Portfolio and NYLI VP Equity Allocation Portfolio (together, the “Allocation Portfolios”) invest substantially all their assets in other funds advised by New York Life Investments or its affiliates, the Board considered information from New York Life Investments regarding the investment rationale and process for the allocation among and selection of the underlying funds in which the Allocation Portfolios invest.
In addition, the Board considered information provided by New York Life Investments and each Subadvisor regarding their respective business continuity and disaster recovery plans.
Based on these considerations, among others, the Board concluded that each Portfolio would likely continue to benefit from the nature, extent and quality of these services.
Investment Performance
In evaluating each Portfolio’s investment performance, the Board considered investment performance results over various periods in light of each Portfolio’s investment objective and strategies.  The Board considered investment reports on, and analysis of, each Portfolio’s performance provided to the Board throughout the year, including each Portfolio’s investment performance compared to each Portfolio’s relevant benchmark(s).  With respect to each of the NYLI VP Hedge Multi-Strategy Portfolio and the NYLI VP S&P 500 Index Portfolio, the Board also considered information regarding the Portfolio’s tracking error relative to its benchmark(s). The Board also considered information provided by ISS showing the investment performance of each Portfolio as compared to peer funds.
The Board also took into account its discussions with senior management at New York Life Investments concerning each Portfolio’s investment performance over various periods as well as discussions between a representative(s) of each Subadvisor and the members of the Board’s Investment Committee, which generally occur on an annual basis. The
Board also took into account the following considerations with respect to certain Portfolios:
1. In considering the investment performance of the NYLI VP American Century Sustainable Equity Portfolio, the Board noted that the Portfolio underperformed its peer funds for the one-, five- and ten-year periods ended July 31, 2024, and performed favorably relative to its peer funds for the three-year period ended July 31, 2024.  The Board considered its discussions with representatives from New York Life Investments and American Century Investment Management, Inc. regarding the Portfolio’s investment performance.
2. In considering the investment performance of the NYLI VP Balanced Portfolio, the Board noted that the Portfolio underperformed its peer funds for the one-year period ended July 31, 2024, performed in line with its peer funds for the five- and ten-year periods ended July 31, 2024, and performed favorably relative to its peer funds for the three-year period ended July 31, 2024.  The Board considered its discussions with representatives from New York Life Investments, NYL Investors LLC and Wellington Management Company LLP regarding the Portfolio’s investment performance.
3. In considering the investment performance of the NYLI VP Bond Portfolio, the Board noted that the Portfolio underperformed its peer funds for the three- and five-year periods ended July 31, 2024, and performed in line with its peer funds for the one- and ten-year periods ended July 31, 2024.  The Board considered its discussions with representatives from New York Life Investments and NYL Investors LLC regarding the Portfolio’s investment performance.
4. In considering the investment performance of the NYLI VP Candriam Emerging Markets Equity Portfolio, the Board noted that the Portfolio underperformed its peer funds for the three-, five- and ten-year periods ended July 31, 2024, and performed in line with its peer funds for the one-year period ended July 31, 2024.  The Board considered its discussions with representatives from New York Life Investments and Candriam regarding the Portfolio’s investment performance.
5. In considering the investment performance of the NYLI VP CBRE Global Infrastructure Portfolio, the Board noted that the Portfolio underperformed its peer funds for the five-year period ended July 31, 2024, and performed in line with its peer funds for the one- and three-year periods ended July 31, 2024.  The Board considered its discussions with representatives from New York Life Investments and CBRE Investment Management Listed Real Assets LLC regarding the Portfolio’s investment performance.
6. In considering the investment performance of the NYLI VP Hedge Multi-Strategy Portfolio, the Board noted that the Portfolio underperformed its peer funds for the three-, five- and ten-year periods ended July 31, 2024, and performed in line with its peer funds for the one-year period ended July 31, 2024.  The Board considered its discussions with representatives from New York Life Investments regarding the Portfolio’s investment performance.
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7. In considering the investment performance of the NYLI VP MacKay U.S. Infrastructure Bond Portfolio, the Board noted that the Portfolio underperformed its peer funds for the one-, five- and ten-year periods ended July 31, 2024, and performed favorably relative to its peer funds for the three-year period ended July 31, 2024.  The Board considered its discussions with representatives from New York Life Investments and MacKay Shields LLC regarding the Portfolio’s investment performance.
8. In considering the investment performance of the NYLI VP PineStone International Equity Portfolio, the Board noted that the Portfolio underperformed its peer funds for the one-, three-, five- and ten-year periods ended July 31, 2024.  The Board considered its discussions with representatives from New York Life Investments and PineStone Asset Management Inc. regarding the Portfolio’s investment performance.
9. With respect to the NYLI VP Schroders Mid Cap Opportunities Portfolio, the Board considered its discussions with representatives from New York Life Investments regarding the Portfolio’s investment performance and the Board’s approval of a new subadvisory agreement between New York Life Investments and Schroder Investment Management North America Inc. with respect to the Portfolio and approval to reposition the Portfolio, effective August 12, 2024.
10. In considering the investment performance of the NYLI VP Wellington Small Cap Portfolio, the Board noted that the Portfolio underperformed its peer funds for the three- and five-year periods ended July 31, 2024, and performed favorably relative to its peer funds for the one-year period ended July 31, 2024.  The Board considered its discussions with representatives from New York Life Investments and Wellington Management Company LLP regarding the Portfolio’s investment performance.
Based on these considerations, among others, the Board concluded that its review of each Portfolio’s investment performance and related information supported a determination to approve the continuation of each of the Advisory Agreements.
Costs of the Services Provided, and Profits and Other Benefits Realized, by New York Life Investments and the Subadvisors
Portfolios with Affiliated Subadvisors
The Board considered the costs of the services provided under each of the Advisory Agreements.  The Board also considered the profitability of New York Life Investments and its affiliates, including each Affiliated Subadvisor, due to their relationships with the applicable Portfolio(s) as well as of New York Life Investments and its affiliates due to their relationships with the New York Life Investments Group of Funds.  Because each Affiliated Subadvisor is an affiliate of New York Life Investments whose subadvisory fee is paid by New York Life Investments, not the applicable Portfolio(s), the Board considered cost and profitability information for New York Life Investments and each Affiliated Subadvisor in the aggregate.
In addition, the Board acknowledged the difficulty in obtaining reliable comparative data about mutual fund managers’ profitability because such information generally is not publicly available and may be impacted by numerous factors, including the structure of a fund manager’s organization, the types of funds it manages, the methodology used to allocate certain fixed costs to specific funds and the manager’s capital structure and costs of capital.
In evaluating the costs of the services provided by New York Life Investments and each Affiliated Subadvisor, and profitability of New York Life Investments and its affiliates, including each Affiliated Subadvisor, due to their relationships with the applicable Portfolio(s), the Board considered, among other factors, New York Life Investments’ and its affiliates’, including each Affiliated Subadvisor’s, continuing investments in, or willingness to invest in, personnel and other resources that may support and further enhance the management of such Portfolio(s), and that New York Life Investments is responsible for paying the subadvisory fee for such Portfolio(s).  The Board also considered the financial resources of New York Life Investments and each Affiliated Subadvisor and acknowledged that New York Life Investments and each Affiliated Subadvisor must be in a position to recruit and retain experienced professional personnel and to maintain a strong financial position for New York Life Investments and each Affiliated Subadvisor to continue to provide high-quality services to the applicable Portfolio(s).  The Board recognized that each Portfolio benefits from the allocation of certain fixed costs among the funds in the New York Life Investments Group of Funds, among other expected benefits resulting from its relationship with New York Life Investments.
The Board considered information regarding New York Life Investments’ methodology for calculating profitability and allocating costs provided by New York Life Investments in connection with the fund profitability analysis presented to the Board.  The Board concluded that New York Life Investments’ methods for allocating costs and procedures for estimating overall profitability of the relationship with the funds in the New York Life Investments Group of Funds were reasonable.  The Board recognized the difficulty in calculating and evaluating a manager’s profitability with respect to each Portfolio and considered that other profitability methodologies may also be reasonable.
The Board also considered certain fall-out benefits that may be realized by New York Life Investments and its affiliates, including each Affiliated Subadvisor, due to their relationships with the applicable Portfolio(s), including reputational and other indirect benefits.  The Board recognized, for example, the benefits to certain Affiliated Subadvisors from legally permitted “soft-dollar” arrangements by which brokers provide research and other services to each such Affiliated Subadvisor in exchange for commissions paid by the applicable Portfolio(s) with respect to trades in such Portfolio(s)’s portfolio securities.  In addition, except with respect to the NYLI VP U.S. Government Money Market Portfolio, the Board considered its review of the management agreement for a money market fund advised by New York Life Investments and an Affiliated Subadvisor that serves as an investment option for each Portfolio, including the potential rationale for and costs associated with investments in this money market fund by each Portfolio, if any, and considered information from New York Life Investments that the nature and type of specific
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investment advisory services provided to this money market fund are distinct from, or in addition to, the investment advisory services provided to each Portfolio.  In addition, the Board considered the potential dividend received tax deduction for insurance company affiliates of New York Life Investments from each Portfolio’s securities lending activity.
The Board noted that each Portfolio serves as an investment option primarily under variable contracts issued by affiliates of New York Life Investments that would receive fees under those contracts.  The Board observed that, in addition to fees earned by New York Life Investments under the Management Agreement for managing each Portfolio, New York Life Investments’ affiliates also earn revenues from serving each Portfolio in various other capacities, including as each Portfolio’s distributor, and insurance companies affiliated with New York Life Investments would be entitled to receive fees from each applicable Portfolio under a distribution and service plan adopted pursuant to Rule 12b-1 under the 1940 Act.  The Board considered information about these other revenues in the context of the profitability of the relationship with each Portfolio to New York Life Investments and its affiliates.  The Board noted that, although it assessed the overall profitability of the relationship with each Portfolio to New York Life Investments and its affiliates as part of the contract review process, when considering the reasonableness of the fee paid to New York Life Investments under the Management Agreement, the Board considered the profitability of New York Life Investments’ relationship with each Portfolio on a pre-tax basis and without regard to distribution expenses incurred by New York Life Investments from its own resources.
After evaluating the information deemed relevant by the Trustees, the Board concluded that any profits realized by New York Life Investments and its affiliates, including each Affiliated Subadvisor, due to their relationships with the applicable Portfolio(s) were not excessive and other expected benefits that may accrue to New York Life Investments and its affiliates, including each Affiliated Subadvisor, are reasonable.
Portfolios with one or more Unaffiliated Subadvisors (except for the NYLI VP Dimensional U.S. Equity Portfolio and NYLI VP Schroders Mid Cap Opportunities Portfolio)
The Board considered the costs of the services provided under each of the Advisory Agreements.  The Board also considered the profitability of New York Life Investments and its affiliates and each Unaffiliated Subadvisor due to their relationships with the applicable Portfolio(s) as well as of New York Life Investments and its affiliates due to their relationships with the New York Life Investments Group of Funds.  With respect to the profitability of each Unaffiliated Subadvisor’s relationship with the applicable Portfolio(s), the Board considered information from New York Life Investments that each Unaffiliated Subadvisor’s subadvisory fee reflected an arm’s-length negotiation and that this fee is paid by New York Life Investments, not the applicable Portfolio(s), and the relevance of each Unaffiliated Subadvisor’s profitability was considered by the Trustees in that context.  On this basis, the Board primarily considered the costs and profitability for New York Life Investments and its affiliates with respect to the applicable Portfolio(s).
In addition, the Board acknowledged the difficulty in obtaining reliable comparative data about mutual fund managers’ profitability because such information generally is not publicly available and may be impacted by numerous factors, including the structure of a fund manager’s organization, the types of funds it manages, the methodology used to allocate certain fixed costs to specific funds and the manager’s capital structure and costs of capital.
In evaluating the costs of the services provided by New York Life Investments and each Unaffiliated Subadvisor, and profitability of New York Life Investments and its affiliates and each Unaffiliated Subadvisor due to their relationships with the applicable Portfolio(s), the Board considered, among other factors, New York Life Investments’ and its affiliates’ and each Unaffiliated Subadvisor’s continuing investments in, or willingness to invest in, personnel and other resources that may support and further enhance the management of such Portfolio(s), and that New York Life Investments is responsible for paying the subadvisory fee for such Portfolio(s).  The Board also considered the financial resources of New York Life Investments and each Unaffiliated Subadvisor and acknowledged that New York Life Investments and each Unaffiliated Subadvisor must be in a position to recruit and retain experienced professional personnel and to maintain a strong financial position for New York Life Investments and the Unaffiliated Subadvisor to continue to provide high-quality services to the applicable Portfolio(s).  The Board recognized that each Portfolio benefits from the allocation of certain fixed costs among the funds in the New York Life Investments Group of Funds, among other expected benefits resulting from its relationship with New York Life Investments.
The Board considered information regarding New York Life Investments’ methodology for calculating profitability and allocating costs provided by New York Life Investments in connection with the fund profitability analysis presented to the Board.  The Board concluded that New York Life Investments’ methods for allocating costs and procedures for estimating overall profitability of the relationship with the funds in the New York Life Investments Group of Funds were reasonable.  The Board recognized the difficulty in calculating and evaluating a manager’s profitability with respect to each Portfolio and considered that other profitability methodologies may also be reasonable.
The Board also considered certain fall-out benefits that may be realized by New York Life Investments and its affiliates and each Unaffiliated Subadvisor and its affiliates due to their relationships with the applicable Portfolio(s), including reputational and other indirect benefits.  The Board recognized, for example, the benefits to certain Unaffiliated Subadvisors from legally permitted “soft-dollar” arrangements by which brokers provide research and other services to each such Unaffiliated Subadvisor in exchange for commissions paid by the applicable Portfolio(s) with respect to trades in such Portfolio(s)’s portfolio securities.  In this regard, the Board also requested and considered information from New York Life Investments concerning other material business relationships between each Unaffiliated Subadvisor and its affiliates and New York Life Investments and its affiliates. The Board further considered the existence of a strategic partnership between New York Life Investments and each of
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CBRE Investment Management Listed Real Assets LLC, Epoch Investment Partners, Inc., PineStone Asset Management Inc., Wellington Management Company LLP and Winslow Capital Management, LLC that relates to certain current and future products and represents a potential conflict of interest associated with New York Life Investments’ recommendation to approve the continuation of the applicable Subadvisory Agreements. In addition, the Board considered its review of the management agreement for a money market fund advised by New York Life Investments and an Affiliated Subadvisor that serves as an investment option for each Portfolio, including the potential rationale for and costs associated with investments in this money market fund by each Portfolio, if any, and considered information from New York Life Investments that the nature and type of specific investment advisory services provided to this money market fund are distinct from, or in addition to, the investment advisory services provided to each Portfolio.  In addition, the Board considered the potential dividend received tax deduction for insurance company affiliates of New York Life Investments from each Portfolio’s securities lending activity.
The Board noted that each Portfolio serves as an investment option primarily under variable contracts issued by affiliates of New York Life Investments that would receive fees under those contracts.  The Board observed that, in addition to fees earned by New York Life Investments under the Management Agreement for managing each Portfolio, New York Life Investments’ affiliates also earn revenues from serving each Portfolio in various other capacities, including as each Portfolio’s distributor, and insurance companies affiliated with New York Life Investments would be entitled to receive fees from each Portfolio under a distribution and service plan adopted pursuant to Rule 12b-1 under the 1940 Act.  The Board considered information about these other revenues in the context of the profitability of the relationship with each Portfolio to New York Life Investments and its affiliates.  The Board noted that, although it assessed the overall profitability of the relationship with each Portfolio to New York Life Investments and its affiliates as part of the contract review process, when considering the reasonableness of the fee paid to New York Life Investments under the Management Agreement, the Board considered the profitability of New York Life Investments’ relationship with each Portfolio on a pre-tax basis and without regard to distribution expenses incurred by New York Life Investments from its own resources.
After evaluating the information deemed relevant by the Trustees, the Board concluded that any profits realized by New York Life Investments and its affiliates due to their relationships with the applicable Portfolio(s) were not excessive, other expected benefits that may accrue to New York Life Investments and its affiliates are reasonable and other expected benefits that may accrue to each Unaffiliated Subadvisor and its affiliates are consistent with those expected for a subadvisor to a mutual fund.  With respect to each Unaffiliated Subadvisor, the Board considered that any profits realized by such Unaffiliated Subadvisor due to its relationship with the applicable Portfolio(s) are the result of arm’s-length negotiations between New York Life Investments and such Unaffiliated Subadvisor, acknowledging that any such profits are based on the subadvisory fee paid to such Unaffiliated Subadvisor by New York Life Investments, not the applicable Portfolio(s).
Allocation Portfolios, NYLI VP Dimensional U.S. Equity Portfolio, NYLI VP Hedge Multi-Strategy Portfolio, NYLI VP Schroders Mid Cap Opportunities Portfolio and NYLI VP S&P 500 Index Portfolio
The Board considered the costs of the services provided under the Management Agreement.  The Board also considered the profitability of New York Life Investments and its affiliates due to their relationships with each Portfolio as well as of New York Life Investments and its affiliates due to their relationships with the New York Life Investments Group of Funds.
In addition, the Board acknowledged the difficulty in obtaining reliable comparative data about mutual fund managers’ profitability because such information generally is not publicly available and may be impacted by numerous factors, including the structure of a fund manager’s organization, the types of funds it manages, the methodology used to allocate certain fixed costs to specific funds and the manager’s capital structure and costs of capital.
In evaluating the costs of the services provided by New York Life Investments, and profitability of New York Life Investments and its affiliates due to their relationships with each Portfolio, the Board considered, among other factors, New York Life Investments’ and its affiliates’ continuing investments in, or willingness to invest in, personnel and other resources that may support and further enhance the management of each Portfolio.  The Board also considered the financial resources of New York Life Investments and acknowledged that New York Life Investments must be in a position to recruit and retain experienced professional personnel and to maintain a strong financial position for New York Life Investments to continue to provide high-quality services to each Portfolio.  The Board recognized that each Portfolio benefits from the allocation of certain fixed costs among the funds in the New York Life Investments Group of Funds, among other expected benefits resulting from its relationship with New York Life Investments.
The Board considered information regarding New York Life Investments’ methodology for calculating profitability and allocating costs provided by New York Life Investments in connection with the fund profitability analysis presented to the Board.  The Board concluded that New York Life Investments’ methods for allocating costs and procedures for estimating overall profitability of the relationship with the funds in the New York Life Investments Group of Funds were reasonable.  The Board recognized the difficulty in calculating and evaluating a manager’s profitability with respect to each Portfolio and considered that other profitability methodologies may also be reasonable.
The Board also considered certain fall-out benefits that may be realized by New York Life Investments and its affiliates due to their relationships with each Portfolio, including reputational and other indirect benefits.  In addition, the Board considered its review of the management agreement for a money market fund advised by New York Life Investments and an Affiliated Subadvisor that serves as an investment option for each
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Portfolio, including the potential rationale for and costs associated with investments in this money market fund by each Portfolio, if any, and considered information from New York Life Investments that the nature and type of specific investment advisory services provided to this money market fund are distinct from, or in addition to, the investment advisory services provided to each Portfolio.  In addition, the Board considered the potential dividend received tax deduction for insurance company affiliates of New York Life Investments from each Portfolio’s securities lending activity.
The Board noted that each Portfolio serves as an investment option primarily under variable contracts issued by affiliates of New York Life Investments that would receive fees under those contracts.  The Board observed that, in addition to fees earned by New York Life Investments under the Management Agreement for managing each Portfolio, New York Life Investments’ affiliates also earn revenues from serving each Portfolio in various other capacities, including as each Portfolio’s distributor, and insurance companies affiliated with New York Life Investments would be entitled to receive fees from each Portfolio under a distribution and service plan adopted pursuant to Rule 12b-1 under the 1940 Act.  The Board considered information about these other revenues in the context of the profitability of the relationship with each Portfolio to New York Life Investments and its affiliates.  The Board noted that, although it assessed the overall profitability of the relationship with each Portfolio to New York Life Investments and its affiliates as part of the contract review process, when considering the reasonableness of the fee paid to New York Life Investments under the Management Agreement, the Board considered the profitability of New York Life Investments’ relationship with each Portfolio on a pre-tax basis and without regard to distribution expenses incurred by New York Life Investments from its own resources.
The Board noted that the Allocation Portfolios do not pay a management fee for the allocation and other management services provided by New York Life Investments under the Management Agreement but that shareholders of the Allocation Portfolios indirectly pay their pro rata share of the fees and expenses of the underlying funds in which the Allocation Portfolios invest.  The Board considered that the Allocation Portfolios’ investments in underlying funds managed by New York Life Investments or its affiliates indirectly benefit New York Life Investments or its affiliates.  The Board noted that it considers the profits realized by New York Life Investments and its affiliates with respect to the underlying New York Life Investments Funds as part of the annual contract review process for those funds.
After evaluating the information deemed relevant by the Trustees, the Board concluded that any profits realized by New York Life Investments and its affiliates due to their relationships with each Portfolio were not excessive.
Management and Subadvisory Fees and Total Ordinary Operating Expenses
The Board evaluated the reasonableness of the fee paid under each of the Advisory Agreements and each Portfolio’s total ordinary operating expenses.  With respect to the management fee and subadvisory fee for each Portfolio with one of more Subadvisors, the Board primarily considered the reasonableness of the management fee paid by the Portfolio to New York Life Investments because the subadvisory fee paid to each Subadvisor is paid by New York Life Investments, not the Portfolio.  The Board also considered the reasonableness of the subadvisory fee paid by New York Life Investments and the amount of the management fee retained by New York Life Investments with respect to each Portfolio with one or more Subadvisors.
In assessing the reasonableness of each Portfolio’s fees and expenses, the Board primarily considered comparative data provided by ISS on the fees and expenses of similar mutual funds managed by other investment advisers.  The Board considered New York Life Investments’ process for monitoring and addressing potential conflicts of interest in the selection of underlying funds.  In addition, the Board considered information provided by New York Life Investments and each Subadvisor on fees charged to other investment advisory clients, including institutional separate accounts and/or other funds, that follow investment strategies similar to those of the applicable Portfolio(s), if any.  The Board considered the contractual management fee schedule for each Portfolio as compared to those for such other investment advisory clients, taking into account the rationale for differences in fee schedules.  The Board also took into account information provided by New York Life Investments about the more extensive scope of services provided to registered investment companies, such as each Portfolio, as compared with other investment advisory clients.  Additionally, the Board considered the impact of contractual breakpoints, voluntary waivers and/or expense limitation arrangements, as applicable, on each Portfolio’s net management fee and expenses.  The Board also considered that in proposing fees for each Portfolio, New York Life Investments considers the competitive marketplace for mutual funds.
The Board also took into account the following considerations with respect to certain Portfolios:
1. With respect to the NYLI VP CBRE Global Infrastructure Portfolio, the Board considered its discussions with representatives from New York Life Investments regarding the total net expenses paid by the Portfolio.
2. With respect to the NYLI VP Winslow Large Cap Growth Portfolio, the Board considered its discussions with representatives from New York Life Investments regarding the management fee paid by the Portfolio.
3. With respect to the NYLI VP Hedge Multi-Strategy Portfolio, the Board considered its discussions with representatives from New York Life Investments regarding the management fee paid by the Portfolio.
Because the Allocation Portfolios do not pay a management fee to New York Life Investments, the Board considered the reasonableness of fees and expenses the Allocation Portfolios indirectly pay by investing in underlying funds that charge a management fee.  Additionally, because the Allocation Portfolios invest substantially all their assets in other funds advised by New York Life Investments or its affiliates, the Board also considered information provided by New York Life Investments regarding the fees and expenses associated with the Allocation Portfolios’
25

investments in other funds, including New York Life Investments’ finding that the applicable Allocation Portfolio’s fees and expenses do not duplicate the fees and expenses of the corresponding acquired fund (when required by Rule 12d1-4 under the 1940 Act).   Because the NYLI VP Hedge Multi-Strategy Portfolio invests primarily in ETFs, the Board also considered information provided by New York Life Investments regarding the fees and expenses associated with the Portfolio’s investments in ETFs, including New York Life Investments’ finding that the Portfolio’s fees and expenses do not duplicate the fees and expenses of the corresponding acquired ETF (when required by Rule 12d1-4 under the 1940 Act).
Additionally, with respect to the NYLI VP MacKay Convertible Portfolio, the Board noted that NYLIM Service Company LLC, an affiliate of New York Life Investments, serves as the transfer agent and dividend disbursing agent for the Service Class and Service 2 Class Shares of the Portfolio but that the Service Class and Service 2 Class Shares do not incur any fees for these services.
The Board further noted that, in certain prior years, New York Life Investments had provided support to the NYLI VP Government U.S. Money Market Portfolio in the form of voluntary waivers and/or reimbursements of fees and expenses in order to maintain a positive yield.
Based on the factors outlined above, among other considerations, the Board concluded that each Portfolio’s management fee and total ordinary operating expenses are within a range that is competitive and support a conclusion that these fees and expenses are reasonable.
Economies of Scale
The Board considered information regarding economies of scale, including whether economies of scale may exist with respect to each Portfolio and whether each Portfolio’s management fee and expense structure permits economies of scale, if any, to be appropriately shared with each Portfolio’s shareholders.  The Board also considered a report from New York Life Investments, previously prepared at the request of the Board, that addressed economies of scale, including with respect to the mutual fund business generally, and the various ways in which the benefits of economies of scale may be shared with the funds in the New York Life Investments Group of Funds.  Although the Board recognized the difficulty of determining economies of scale with precision, the Board acknowledged that economies of scale may be shared with each Portfolio in a number of ways, including, for example, through the imposition of fee breakpoints, initially setting management fee rates at scale or making additional investments to enhance the services provided to each Portfolio.  The Board reviewed information from New York Life Investments showing how each Portfolio’s management fee schedule compared to fee schedules of other funds and accounts managed by New York Life Investments.  The Board also reviewed information from ISS showing how each Portfolio’s management fee schedule compared with fees paid for similar services by peer funds at varying asset levels.  The Board noted that the Allocation Portfolios do not pay a management fee and that the Board separately considers economies of scale as part of its review of the management agreements of underlying New York Life Investments Funds in which the Allocation Portfolios invest and the benefit of any breakpoints in the management fee schedules for the underlying New York Life Investments Funds would pass through to shareholders of the Allocation Portfolios at the specified levels of underlying New York Life Investments Fund assets.
Based on this information, the Board concluded that economies of scale, if any, are appropriately shared for the benefit of each Portfolio’s shareholders through the Portfolio’s management fee and expense structure and other methods to share benefits from economies of scale.
Conclusion
On the basis of the information and factors summarized above, among other information and factors deemed relevant by the Trustees, and the evaluation thereof on a Portfolio-by-Portfolio basis, the Board, including the Independent Trustees voting separately, unanimously voted to approve the continuation of each of the Advisory Agreements for each applicable Portfolio.
1    Candriam, MacKay Shields LLC and NYL Investors LLC are referred to herein as the “Affiliated Subadvisors.” American Century Investment Management, Inc., Brown Advisory LLC, CBRE Investment Management Listed Real Assets LLC, Epoch Investment Partners, Inc., FIAM LLC, Janus Henderson Investors US LLC, Newton Investment Management North America, LLC, Pacific Investment Management Company LLC, PineStone Asset Management Inc., Segall Bryant & Hamill, LLC, Wellington Management Company LLP and Winslow Capital Management, LLC are referred to herein as the “Unaffiliated Subadvisors.”
“New York Life Investments” is both a service mark, and the common trade name, of certain investment advisors affiliated with New York Life Insurance Company. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
26

NYLI VP American Century Sustainable Equity Portfolio
(formerly known as MainStay VP American Century Sustainable Equity Portfolio)

Annual Report - Financial Statements and Other Information
December 31, 2024

Portfolio of Investments December 31, 2024†^
	Shares	Value
Common Stocks 99.8%
Aerospace & Defense 0.3%
Lockheed Martin Corp.	2,696	$ 1,310,094
Air Freight & Logistics 0.8%
FedEx Corp.	6,399	1,800,231
United Parcel Service, Inc., Class B	14,772	1,862,749
		3,662,980
Automobiles 2.2%
Tesla, Inc. (a)	24,154	9,754,351
Banks 3.5%
Bank of America Corp.	100,435	4,414,118
JPMorgan Chase & Co.	31,406	7,528,332
Regions Financial Corp.	156,899	3,690,265
		15,632,715
Beverages 1.0%
PepsiCo, Inc.	29,637	4,506,602
Biotechnology 1.5%
AbbVie, Inc.	21,831	3,879,369
Amgen, Inc.	5,227	1,362,365
Vertex Pharmaceuticals, Inc. (a)	3,890	1,566,503
		6,808,237
Broadline Retail 3.9%
Amazon.com, Inc. (a)	79,191	17,373,714
Building Products 1.1%
Johnson Controls International plc	59,461	4,693,257
Capital Markets 4.9%
Ameriprise Financial, Inc.	5,905	3,143,999
BlackRock, Inc.	3,495	3,582,759
Intercontinental Exchange, Inc.	11,912	1,775,007
KKR & Co., Inc.	18,860	2,789,583
Morgan Stanley	43,082	5,416,269
S&P Global, Inc.	9,604	4,783,080
		21,490,697
Chemicals 1.6%
Ecolab, Inc.	12,044	2,822,150
Linde plc	10,321	4,321,093
		7,143,243
	Shares	Value

Communications Equipment 1.3%
Arista Networks, Inc. (a)	22,064	$ 2,438,734
Motorola Solutions, Inc.	7,542	3,486,139
		5,924,873
Consumer Finance 0.7%
American Express Co.	11,076	3,287,246
Consumer Staples Distribution & Retail 1.6%
Costco Wholesale Corp.	3,763	3,447,924
Sysco Corp.	44,672	3,415,621
		6,863,545
Containers & Packaging 0.4%
Ball Corp.	32,821	1,809,422
Distributors 0.4%
LKQ Corp.	46,411	1,705,604
Diversified Telecommunication Services 0.6%
Verizon Communications, Inc.	70,972	2,838,170
Electric Utilities 1.5%
NextEra Energy, Inc.	91,875	6,586,519
Electrical Equipment 1.0%
Eaton Corp. plc	12,761	4,234,993
Electronic Equipment, Instruments & Components 0.4%
CDW Corp.	10,786	1,877,195
Energy Equipment & Services 1.0%
Schlumberger NV	111,231	4,264,597
Entertainment 0.6%
Liberty Media Corp.-Liberty Formula One, Class C (a)	7,811	723,767
Walt Disney Co. (The)	16,666	1,855,759
		2,579,526
Financial Services 2.7%
Block, Inc. (a)	19,992	1,699,120
Mastercard, Inc., Class A	14,551	7,662,120
Visa, Inc., Class A	8,362	2,642,727
		12,003,967

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
3

Portfolio of Investments December 31, 2024†^ (continued)
	Shares	Value
Common Stocks (continued)
Food Products 0.6%
Mondelez International, Inc., Class A	43,757	$ 2,613,606
Ground Transportation 1.4%
Saia, Inc. (a)	1,661	756,968
Uber Technologies, Inc. (a)	34,715	2,094,009
Union Pacific Corp.	14,912	3,400,532
		6,251,509
Health Care Equipment & Supplies 1.2%
IDEXX Laboratories, Inc. (a)	4,942	2,043,220
Intuitive Surgical, Inc. (a)	5,980	3,121,321
		5,164,541
Health Care Providers & Services 2.4%
Cigna Group (The)	11,489	3,172,573
UnitedHealth Group, Inc.	14,969	7,572,218
		10,744,791
Hotels, Restaurants & Leisure 1.6%
Airbnb, Inc., Class A (a)	6,561	862,181
Chipotle Mexican Grill, Inc. (a)	51,647	3,114,314
Hilton Worldwide Holdings, Inc.	11,760	2,906,602
		6,883,097
Household Products 1.5%
Colgate-Palmolive Co.	18,434	1,675,835
Procter & Gamble Co. (The)	30,328	5,084,489
		6,760,324
Industrial Conglomerates 0.7%
Honeywell International, Inc.	13,999	3,162,234
Industrial REITs 1.2%
Prologis, Inc.	51,018	5,392,603
Insurance 2.3%
Marsh & McLennan Cos., Inc.	11,302	2,400,658
MetLife, Inc.	28,792	2,357,489
Progressive Corp. (The)	12,989	3,112,294
Prudential Financial, Inc.	17,827	2,113,034
		9,983,475
Interactive Media & Services 7.0%
Alphabet, Inc., Class A	102,704	19,441,867
Meta Platforms, Inc., Class A	19,431	11,377,045
		30,818,912
	Shares	Value

IT Services 1.6%
Accenture plc, Class A	9,793	$ 3,445,079
International Business Machines Corp.	15,672	3,445,176
		6,890,255
Leisure Products 0.3%
YETI Holdings, Inc. (a)	31,000	1,193,810
Life Sciences Tools & Services 2.2%
Agilent Technologies, Inc.	13,140	1,765,227
Danaher Corp.	20,007	4,592,607
Thermo Fisher Scientific, Inc.	6,182	3,216,062
		9,573,896
Machinery 2.5%
Cummins, Inc.	10,825	3,773,595
Deere & Co.	4,528	1,918,514
Parker-Hannifin Corp.	4,537	2,885,668
Xylem, Inc.	21,079	2,445,585
		11,023,362
Oil, Gas & Consumable Fuels 1.5%
Cheniere Energy, Inc.	10,851	2,331,554
ConocoPhillips	21,386	2,120,850
EOG Resources, Inc.	17,374	2,129,705
		6,582,109
Pharmaceuticals 3.2%
Bristol-Myers Squibb Co.	19,279	1,090,420
Eli Lilly & Co.	5,992	4,625,824
Merck & Co., Inc.	32,075	3,190,821
Novo Nordisk A/S, Class B	25,497	2,194,457
Zoetis, Inc.	19,456	3,169,966
		14,271,488
Semiconductors & Semiconductor Equipment 11.5%
Analog Devices, Inc.	19,677	4,180,575
Applied Materials, Inc.	7,712	1,254,202
ARM Holdings plc, ADR (a)(b)	3,388	417,944
ASML Holding NV	2,960	2,080,973
Broadcom, Inc.	48,365	11,212,942
NVIDIA Corp.	236,978	31,823,776
		50,970,412
Software 11.5%
Adobe, Inc. (a)	2,225	989,413
Cadence Design Systems, Inc. (a)	16,350	4,912,521
Crowdstrike Holdings, Inc., Class A (a)	5,456	1,866,825
Dynatrace, Inc. (a)	17,545	953,571
Microsoft Corp.	82,598	34,815,057

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
4	NYLI VP American Century Sustainable Equity Portfolio

	Shares	Value
Common Stocks (continued)
Software (continued)
Salesforce, Inc.	8,051	$ 2,691,691
ServiceNow, Inc. (a)	1,411	1,495,829
Workday, Inc., Class A (a)	11,436	2,950,831
		50,675,738
Specialized REITs 0.8%
Equinix, Inc.	3,814	3,596,182
Specialty Retail 3.5%
CarMax, Inc. (a)	16,324	1,334,650
Home Depot, Inc. (The)	17,727	6,895,626
TJX Cos., Inc. (The)	39,009	4,712,677
Tractor Supply Co.	44,675	2,370,456
		15,313,409
Technology Hardware, Storage & Peripherals 7.2%
Apple, Inc.	127,394	31,902,006
Textiles, Apparel & Luxury Goods 0.4%
Deckers Outdoor Corp. (a)	7,999	1,624,517
Trading Companies & Distributors 0.7%
Ferguson Enterprises, Inc.	9,128	1,584,347
United Rentals, Inc.	2,101	1,480,028
		3,064,375
Total Common Stocks (Cost $332,400,107)		440,808,198
	Shares	Value
Short-Term Investments 0.3%
Affiliated Investment Company 0.2%
NYLI U.S. Government Liquidity Fund, 4.309% (c)	896,482	$ 896,482
Unaffiliated Investment Company 0.1%
Invesco Government & Agency Portfolio, 4.478% (c)(d)	391,668	391,668
Total Short-Term Investments (Cost $1,288,150)		1,288,150
Total Investments (Cost $333,688,257)	100.1%	442,096,348
Other Assets, Less Liabilities	(0.1)	(269,086)
Net Assets	100.0%	$ 441,827,262

†	Percentages indicated are based on Portfolio net assets.
^	Industry classifications may be different than those used for compliance monitoring purposes.
(a)	Non-income producing security.
(b)	All or a portion of this security was held on loan. As of December 31, 2024, the aggregate market value of securities on loan was $376,001. The Portfolio received cash collateral with a value of $391,668. (See Note 2(J))
(c)	Current yield as of December 31, 2024.
(d)	Represents a security purchased with cash collateral received for securities on loan.
Investments in Affiliates (in 000's)
Investments in issuers considered to be affiliate(s) of the Portfolio during the year ended December 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Investment Companies	Value, Beginning of Year	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Year	Dividend Income	Other Distributions	Shares End of Year
NYLI U.S. Government Liquidity Fund	$ 906	$ 48,306	$ (48,316)	$ —	$ —	$ 896	$ 44	$ —	896
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
5

Portfolio of Investments December 31, 2024†^ (continued)
Foreign Currency Forward Contracts
As of December 31, 2024, the Portfolio held the following foreign currency forward contracts1:
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	2,069,179	DKK	14,613,161	UBS AG, Stamford Branch	3/28/25	$ 29,739
USD	63,928	DKK	451,574	UBS AG, Stamford Branch	3/28/25	906
USD	146,617	DKK	1,042,230	UBS AG, Stamford Branch	3/28/25	1,162
USD	101,323	DKK	723,860	UBS AG, Stamford Branch	3/28/25	300
USD	453,199	EUR	429,796	Bank of America N.A.	3/28/25	6,313
USD	452,854	EUR	429,796	Goldman Sachs & Co LLC	3/28/25	5,968
USD	452,658	EUR	429,796	JPMorgan Chase Bank N.A.	3/28/25	5,772
USD	53,201	EUR	50,572	UBS AG, Stamford Branch	3/28/25	618
USD	452,897	EUR	429,796	UBS AG, Stamford Branch	3/28/25	6,011
Total Unrealized Appreciation						56,789
DKK	3,337,557	USD	467,569	UBS AG, Stamford Branch	3/28/25	(1,774)
EUR	43,527	USD	45,530	UBS AG, Stamford Branch	3/28/25	(272)
Total Unrealized Depreciation						(2,046)
Net Unrealized Appreciation						$ 54,743

1.	Foreign Currency Forward Contracts are subject to limitations such that they cannot be “sold or repurchased,” although the Portfolio would be able to exit the transaction through other means, such as through the execution of an offsetting transaction.

Abbreviation(s):
ADR—American Depositary Receipt
DKK—Denmark Krone
EUR—Euro
REIT—Real Estate Investment Trust
USD—United States Dollar
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
6	NYLI VP American Century Sustainable Equity Portfolio

The following is a summary of the fair valuations according to the inputs used as of December 31, 2024, for valuing the Portfolio’s assets and liabilities:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Common Stocks
Pharmaceuticals	$ 12,077,031	$ 2,194,457	$ —	$ 14,271,488
All Other Industries	426,536,710	—	—	426,536,710
Total Common Stocks	438,613,741	2,194,457	—	440,808,198
Short-Term Investments
Affiliated Investment Company	896,482	—	—	896,482
Unaffiliated Investment Company	391,668	—	—	391,668
Total Short-Term Investments	1,288,150	—	—	1,288,150
Total Investments in Securities	439,901,891	2,194,457	—	442,096,348
Other Financial Instruments
Foreign Currency Forward Contracts (b)	—	56,789	—	56,789
Total Investments in Securities and Other Financial Instruments	$ 439,901,891	$ 2,251,246	$ —	$ 442,153,137
Liability Valuation Inputs
Other Financial Instruments
Foreign Currency Forward Contracts (b)	$ —	$ (2,046)	$ —	$ (2,046)

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.
(b)	The value listed for these securities reflects unrealized appreciation (depreciation) as shown on the Portfolio of Investments.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
7

Statement of Assets and Liabilities as of December 31, 2024
Assets
Investment in unaffiliated securities, at value (identified cost $332,791,775) including securities on loan of $376,001	$441,199,866
Investment in affiliated investment companies, at value (identified cost $896,482)	896,482
Cash	20,050
Cash denominated in foreign currencies (identified cost $14)	14
Receivables:
Dividends	281,177
Portfolio shares sold	26,804
Securities lending	27
Unrealized appreciation on foreign currency forward contracts	56,789
Other assets	181,461
Total assets	442,662,670
Liabilities
Cash collateral received for securities on loan	391,668
Payables:
Manager (See Note 3)	243,609
Portfolio shares redeemed	118,982
NYLIFE Distributors (See Note 3)	37,184
Professional fees	33,066
Custodian	7,020
Shareholder communication	717
Trustees	15
Accrued expenses	1,101
Unrealized depreciation on foreign currency forward contracts	2,046
Total liabilities	835,408
Net assets	$441,827,262
Composition of Net Assets
Shares of beneficial interest outstanding (par value of $.001 per share) unlimited number of shares authorized	$42,724
Additional paid-in-capital	310,831,656
310,874,380
Total distributable earnings (loss)	130,952,882
Net assets	$441,827,262
Initial Class
Net assets applicable to outstanding shares	$271,639,597
Shares of beneficial interest outstanding	26,218,590
Net asset value per share outstanding	$10.36
Service Class
Net assets applicable to outstanding shares	$170,187,665
Shares of beneficial interest outstanding	16,505,042
Net asset value per share outstanding	$10.31

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
8	NYLI VP American Century Sustainable Equity Portfolio

Statement of Operations for the year ended December 31, 2024
Investment Income (Loss)
Income
Dividends-unaffiliated (net of foreign tax withholding of $8,097)	$6,011,372
Dividends-affiliated	43,688
Securities lending, net	1,044
Total income	6,056,104
Expenses
Manager (See Note 3)	2,840,164
Distribution/Service—Service Class (See Note 3)	440,336
Professional fees	75,981
Custodian	26,134
Trustees	10,559
Shareholder communication	9,923
Miscellaneous	14,939
Total expenses	3,418,036
Net investment income (loss)	2,638,068
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Unaffiliated investment transactions	20,932,433
Futures transactions	(10,425)
Foreign currency transactions	1,200
Foreign currency forward transactions	243,839
Net realized gain (loss)	21,167,047
Net change in unrealized appreciation (depreciation) on:
Unaffiliated investments	57,385,629
Foreign currency forward contracts	64,788
Translation of other assets and liabilities in foreign currencies	(1,919)
Net change in unrealized appreciation (depreciation)	57,448,498
Net realized and unrealized gain (loss)	78,615,545
Net increase (decrease) in net assets resulting from operations	$81,253,613
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
9

Statements of Changes in Net Assets
for the years ended December 31, 2024 and December 31, 2023
	2024	2023
Increase (Decrease) in Net Assets
Operations:
Net investment income (loss)	$2,638,068	$4,038,295
Net realized gain (loss)	21,167,047	9,772,291
Net change in unrealized appreciation (depreciation)	57,448,498	84,422,641
Net increase (decrease) in net assets resulting from operations	81,253,613	98,233,227
Distributions to shareholders:
Initial Class	(9,066,366)	(88,591,811)
Service Class	(5,466,752)	(57,869,790)
Total distributions to shareholders	(14,533,118)	(146,461,601)
Capital share transactions:
Net proceeds from sales of shares	29,276,161	12,120,830
Net asset value of shares issued to shareholders in reinvestment of distributions	14,533,118	146,461,601
Cost of shares redeemed	(103,161,882)	(130,462,666)
Increase (decrease) in net assets derived from capital share transactions	(59,352,603)	28,119,765
Net increase (decrease) in net assets	7,367,892	(20,108,609)
Net Assets
Beginning of year	434,459,370	454,567,979
End of year	$441,827,262	$434,459,370
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
10	NYLI VP American Century Sustainable Equity Portfolio

Financial Highlights selected per share data and ratios
	Year Ended December 31,
Initial Class	2024	2023	2022	2021	2020
Net asset value at beginning of year	$8.94	$11.07	$13.93	$11.56	$12.89
Net investment income (loss) (a)	0.07	0.11	0.13	0.21	0.25
Net realized and unrealized gain (loss)	1.70	2.14	(1.30)	2.71	(0.33)
Total from investment operations	1.77	2.25	(1.17)	2.92	(0.08)
Less distributions:
From net investment income	(0.10)	(0.17)	(0.23)	(0.34)	(0.40)
From net realized gain on investments	(0.25)	(4.21)	(1.46)	(0.21)	(0.85)
Total distributions	(0.35)	(4.38)	(1.69)	(0.55)	(1.25)
Net asset value at end of year	$10.36	$8.94	$11.07	$13.93	$11.56
Total investment return (b)	19.84%	24.39%	(7.70)%	25.49%	0.96%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	0.68%	0.99%	1.03%	1.57%	2.32%
Net expenses (c)	0.66%	0.67%	0.70%	0.76%	0.76%
Portfolio turnover rate	28%	28%	20%	18%	28%
Net assets at end of year (in 000's)	$271,640	$260,344	$281,471	$324,378	$302,584

(a)	Per share data based on average shares outstanding during the year.
(b)	Total return does not reflect any deduction of sales charges, mortality and expense charges, contract charges or administrative charges.
(c)	In addition to the fees and expenses which the Portfolio bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.

	Year Ended December 31,
Service Class	2024	2023	2022	2021	2020
Net asset value at beginning of year	$8.90	$11.03	$13.87	$11.51	$12.83
Net investment income (loss) (a)	0.04	0.08	0.10	0.17	0.22
Net realized and unrealized gain (loss)	1.70	2.13	(1.29)	2.71	(0.33)
Total from investment operations	1.74	2.21	(1.19)	2.88	(0.11)
Less distributions:
From net investment income	(0.08)	(0.13)	(0.19)	(0.31)	(0.36)
From net realized gain on investments	(0.25)	(4.21)	(1.46)	(0.21)	(0.85)
Total distributions	(0.33)	(4.34)	(1.65)	(0.52)	(1.21)
Net asset value at end of year	$10.31	$8.90	$11.03	$13.87	$11.51
Total investment return (b)	19.54%	24.08%	(7.93)%	25.18%	0.71%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	0.43%	0.74%	0.79%	1.32%	2.05%
Net expenses (c)	0.91%	0.92%	0.95%	1.01%	1.01%
Portfolio turnover rate	28%	28%	20%	18%	28%
Net assets at end of year (in 000's)	$170,188	$174,115	$173,097	$229,010	$226,836

(a)	Per share data based on average shares outstanding during the year.
(b)	Total return does not reflect any deduction of sales charges, mortality and expense charges, contract charges or administrative charges.
(c)	In addition to the fees and expenses which the Portfolio bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
11

Notes to Financial Statements
Note 1–Organization and Business
New York Life Investments VP Funds Trust (the “Fund”) (formerly known as MainStay VP Funds Trust) was organized as a Delaware statutory trust on February 1, 2011. The Fund is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Fund is comprised of thirty-three separate series (collectively referred to as the “Portfolios”). These financial statements and notes relate to the NYLI VP American Century Sustainable Equity Portfolio (formerly known as MainStay VP American Century Sustainable Equity Portfolio) (the "Portfolio"), a "diversified” portfolio, as that term is defined in the 1940 Act, as interpreted or modified by regulatory authorities having jurisdiction, from time to time.
Shares of the Portfolio are currently offered to certain separate accounts to fund variable annuity policies and variable universal life insurance policies issued by New York Life Insurance and Annuity Corporation (“NYLIAC”), a wholly-owned subsidiary of New York Life Insurance Company (“New York Life”) and may also be offered to fund variable annuity policies and variable universal life insurance policies issued by other insurance companies. NYLIAC allocates shares of the Portfolio to, among others, certain NYLIAC separate accounts. Shares of the Portfolio are also offered to the NYLI VP Conservative Allocation Portfolio, NYLI VP Moderate Allocation Portfolio, NYLI VP Growth Allocation Portfolio and NYLI VP Equity Allocation Portfolio, which operate as “funds-of-funds," and other variable insurance funds.
The following table lists the Portfolio's share classes that have been registered and commenced operations:
Class	Commenced Operations
Initial Class	February 17, 2012
Service Class	February 17, 2012
Shares of the Portfolio are offered and are redeemed at a price equal to their respective net asset value (“NAV”) per share. No sales or redemption charge is applicable to the purchase or redemption of the Portfolio's shares. Under the terms of the Fund’s multiple class plan, adopted pursuant to Rule 18f-3 under the 1940 Act, the classes differ in that, among other things, Service Class shares of the Portfolio pay a combined distribution and service fee of 0.25% of average daily net assets attributable to Service Class shares of the Portfolio to the Distributor (as defined in Note 3(B)) pursuant to a plan adopted in accordance with Rule 12b-1 under the 1940 Act. Contract owners of variable annuity contracts purchased after June 2, 2003, are permitted to invest only in the Service Class shares.
The Portfolio's investment objective is to seek long-term capital growth. Income is a secondary objective.
In this reporting period, the Portfolio adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures ("ASU 2023-07"). Adoption of the new standard impacted financial statement disclosures only and did not affect the Portfolio's financial position or its results of operations. The intent of
ASU 2023-07 is, through improved segment disclosures, to enable investors to better understand an entity's overall performance and to assess its potential future cash flows. NYLI Disclosure Committee ("Committee") acts as the Portfolio's chief operating decision maker assessing performance and making decisions about resource allocation. The Committee has determined that the Portfolio has a single operating segment based on the fact that the Committee monitors the operating results of the Portfolio as a whole and the Portfolio's long-term strategic asset allocation is pre-determined in accordance with the terms of its respective prospectus, based on a defined investment strategy which is executed by the Portfolio's portfolio managers as a team. The financial information provided to and reviewed by the Committee is consistent with that presented in the Portfolio's Portfolio of Investments, Statement of Changes in Net Assets and Financial Highlights.
Note 2–Significant Accounting Policies
The Portfolio is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services—Investment Companies. The Portfolio prepares its financial statements in accordance with generally accepted accounting principles (“GAAP”) in the United States of America and follows the significant accounting policies described below.
(A) Securities Valuation.  Investments are usually valued as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time) on each day the Portfolio is open for business ("valuation date").
Pursuant to Rule 2a-5 under the 1940 Act, the Board of Trustees of the Fund (the "Board") has designated New York Life Investment Management LLC (“New York Life Investments” or the "Manager") as its Valuation Designee (the "Valuation Designee"). The Valuation Designee is responsible for performing fair valuations relating to all investments in the Portfolio’s portfolio for which market quotations are not readily available; periodically assessing and managing material valuation risks; establishing and applying fair value methodologies; testing fair valuation methodologies; evaluating and overseeing pricing services; ensuring appropriate segregation of valuation and portfolio management functions; providing quarterly, annual and prompt reporting to the Board, as appropriate; identifying potential conflicts of interest; and maintaining appropriate records. The Valuation Designee has established a valuation committee ("Valuation Committee") to assist in carrying out the Valuation Designee’s responsibilities and establish prices of securities for which market quotations are not readily available. The Portfolio's and the Valuation Designee's policies and procedures ("Valuation Procedures") govern the Valuation Designee’s selection and application of methodologies for determining and calculating the fair value of Portfolio investments. The Valuation Designee may value the Portfolio's portfolio securities for which market quotations are not readily available and other Portfolio assets utilizing inputs from pricing services and other third-party sources. The Valuation Committee meets (in person, via electronic mail or

12	NYLI VP American Century Sustainable Equity Portfolio

via teleconference) on an ad-hoc basis to determine fair valuations and on a quarterly basis to review fair value events with respect to certain securities for which market quotations are not readily available, including valuation risks and back-testing results, and to preview reports to the Board.
The Valuation Committee establishes prices of securities for which market quotations are not readily available based on such methodologies and measurements on a regular basis after considering information that is reasonably available and deemed relevant by the Valuation Committee. The Board shall oversee the Valuation Designee and review fair valuation materials on a prompt, quarterly and annual basis and approve proposed revisions to the Valuation Procedures.
Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to the Valuation Procedures. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the Portfolio can access at the measurement date, provided that a quotation will not be readily available if it is not reliable. "Fair value" is defined as the price the Portfolio would reasonably expect to receive upon selling an asset or liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the asset or liability. Fair value measurements are determined within a framework that establishes a three-tier hierarchy that maximizes the use of observable market data and minimizes the use of unobservable inputs to establish a classification of fair value measurements for disclosure purposes. "Inputs" refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, such as the risk inherent in a particular valuation technique used to measure fair value using a pricing model and/or the risk inherent in the inputs for the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions market participants would use in pricing the asset or liability based on the information available. The inputs or methodology used for valuing assets or liabilities may not be an indication of the risks associated with investing in those assets or liabilities. The three-tier hierarchy of inputs is summarized below.
•	Level 1—quoted prices (unadjusted) in active markets for an identical asset or liability
•	Level 2—other significant observable inputs (including quoted prices for a similar asset or liability in active markets, interest rates and yield curves, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio's own assumptions about the assumptions that market participants would use in measuring fair value of an asset or liability)
The level of an asset or liability within the fair value hierarchy is based on the lowest level of an input, both individually and in the aggregate, that is significant to the fair value measurement. The aggregate value by input level of the Portfolio’s assets and liabilities as of December 31, 2024, is included at the end of the Portfolio of Investments.
The Portfolio may use third-party vendor evaluations, whose prices may be derived from one or more of the following standard inputs, among others:
• Benchmark yields	• Reported trades
• Broker/dealer quotes	• Issuer spreads
• Two-sided markets	• Benchmark securities
• Bids/offers	• Reference data (corporate actions or material event notices)
• Industry and economic events	• Comparable bonds
• Monthly payment information
An asset or liability for which a market quotation is not readily available is valued by methods deemed reasonable in good faith by the Valuation Committee, following the Valuation Procedures to represent fair value. Under these procedures, the Valuation Designee generally uses a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information. The Valuation Designee may also use an income-based valuation approach in which the anticipated future cash flows of the asset or liability are discounted to calculate fair value. Fair value represents a good faith approximation of the value of a security. Fair value determinations involve the consideration of a number of subjective factors, an analysis of applicable facts and circumstances and the exercise of judgment. As a result, it is possible that the fair value for a security determined in good faith in accordance with the Valuation Procedures may differ from valuations for the same security determined for other funds using their own valuation procedures. Although the Valuation Procedures are designed to value a security at the price the Portfolio may reasonably expect to receive upon the security's sale in an orderly transaction, there can be no assurance that any fair value determination thereunder would, in fact, approximate the amount that the Portfolio would actually realize upon the sale of the security or the price at which the security would trade if a reliable market price were readily available. During the year ended December 31, 2024, there were no material changes to the fair value methodologies.
Securities which may be valued in this manner include, but are not limited to: (i) a security for which trading has been halted or suspended or otherwise does not have a readily available market quotation on a given day; (ii) a debt security that has recently gone into default and for which there is not a current market quotation; (iii) a security of an issuer that has entered into a restructuring; (iv) a security that has been delisted from a national exchange; (v) a security subject to trading collars for which no or limited trading takes place; and (vi) a security whose principal market has been temporarily closed at a time when, under normal conditions, it would be open. Securities valued in this manner are generally categorized as Level 2 or 3 in the hierarchy.
13

Notes to Financial Statements (continued)
Equity securities, rights and warrants, if applicable, are valued at the last quoted sales prices as of the close of regular trading on the relevant exchange on each valuation date. Securities that are not traded on the valuation date are valued at the mean of the last quoted bid and ask prices. Prices are normally taken from the principal market in which each security trades. These securities are generally categorized as Level 1 in the hierarchy.
Investments in mutual funds, including money market funds, are valued at their respective NAVs at the close of business each day on the valuation date. These securities are generally categorized as Level 1 in the hierarchy.
Foreign currency forward contracts are valued at their fair market values measured on the basis of the mean between the last current bid and ask prices based on dealer or exchange quotations and are generally categorized as Level 2 in the hierarchy.
Temporary cash investments acquired in excess of 60 days to maturity at the time of purchase are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities and ratings), both as furnished by independent pricing services. Temporary cash investments that mature in 60 days or less at the time of purchase ("Short-Term Investments") are valued using the amortized cost method of valuation, unless the use of such method would be inappropriate. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between such cost and the principal on maturity date. Amortized cost approximates the current fair value of a security. Securities valued using the amortized cost method are not valued using quoted prices in an active market and are generally categorized as Level 2 in the hierarchy.
The information above is not intended to reflect an exhaustive list of the methodologies that may be used to value portfolio investments. The Valuation Procedures permit the use of a variety of valuation methodologies in connection with valuing portfolio investments. The methodology used for a specific type of investment may vary based on the market data available or other considerations. The methodologies summarized above may not represent the specific means by which portfolio investments are valued on any particular business day.
(B) Income Taxes.   The Portfolio's policy is to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute all of its taxable income to the shareholders of the Portfolio within the allowable time limits.
The Manager evaluates the Portfolio’s tax positions to determine if the tax positions taken meet the minimum recognition threshold in connection with accounting for uncertainties in income tax positions taken or expected to be taken for the purposes of measuring and recognizing tax liabilities in the financial statements. Recognition of tax benefits of an uncertain tax position is permitted only to the extent the position is “more likely than not” to be sustained assuming examination by taxing authorities. The Manager analyzed the Portfolio's tax positions taken on federal, state and local income tax returns for all open tax years (for up to three tax years) and has concluded that no provisions for federal, state and local income tax are required in the Portfolio's financial statements. The Portfolio's federal, state and local income tax and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state and local departments of revenue.
(C) Dividends and Distributions to Shareholders. Dividends and distributions are recorded on the ex-dividend date. The Portfolio intends to declare and pay dividends from net investment income and distributions from net realized capital and currency gains, if any, at least annually. All dividends and distributions are reinvested at NAV in the same class of shares of the Portfolio. Dividends and distributions to shareholders are determined in accordance with federal income tax regulations and may differ from determinations using GAAP.
(D) Security Transactions and Investment Income.  The Portfolio records security transactions on the trade date. Realized gains and losses on security transactions are determined using the identified cost method. Dividend income is recognized on the ex-dividend date, net of any foreign tax withheld at the source, and interest income is recorded on an accrual basis and may include coupon interest, amortization of premium, accretion of discount on debt securities, and gains/losses on paydowns. Distributions received from real estate investment trusts, if applicable, may be classified as dividends, capital gains and/or return of capital. Discounts and premiums on securities purchased for the Portfolio are accreted and amortized, respectively, on the effective interest rate method.
Investment income and realized and unrealized gains and losses on investments of the Portfolio are allocated pro rata to the separate classes of shares based upon their relative net assets on the date the income is earned or realized and unrealized gains and losses are incurred.
(E) Expenses.  Expenses of the Fund are allocated to the individual Portfolios in proportion to the net assets of the respective Portfolios when the expenses are incurred, except where direct allocations of expenses can be made. Expenses (other than fees incurred under the distribution and service plans, further discussed in Note 3(B), which are charged directly to the Service Class shares) are allocated to separate classes of shares pro rata based upon their relative net assets on the date the expenses are incurred. The expenses borne by the Portfolio, including those of related parties to the Portfolio, are shown in the Statement of Operations.
Additionally, the Portfolio may invest in mutual funds, which are subject to management fees and other fees that may cause the costs of investing in mutual funds to be greater than the costs of owning the underlying securities directly. These indirect expenses of mutual funds are not included in the amounts shown as expenses in the Statement of Operations or in the expense ratios included in the Financial Highlights.

14	NYLI VP American Century Sustainable Equity Portfolio

(F) Use of Estimates.  In preparing financial statements in conformity with GAAP, the Manager makes estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates and assumptions.
(G) Futures Contracts.  A futures contract is an agreement to purchase or sell a specified quantity of an underlying instrument at a specified future date and price, or to make or receive a cash payment based on the value of a financial instrument (e.g., foreign currency, interest rate, security or securities index). The Portfolio is subject to risks such as market price risk, leverage risk, liquidity risk, counterparty risk, operational risk, legal risk and/or interest rate risk in the normal course of investing in these contracts. Upon entering into a futures contract, the Portfolio is required to pledge to the broker or futures commission merchant an amount of cash and/or U.S. government securities equal to a certain percentage of the collateral amount, known as the “initial margin.” During the period the futures contract is open, changes in the value of the contract are recognized as unrealized appreciation or depreciation by marking to market such contract on a daily basis to reflect the market value of the contract at the end of each day’s trading. The Portfolio agrees to receive from or pay to the broker or futures commission merchant an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as “variation margin.” When the futures contract is closed, the Portfolio records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Portfolio's basis in the contract.
The use of futures contracts involves, to varying degrees, elements of market risk in excess of the amount recognized in the Statement of Assets and Liabilities. The contract or notional amounts and variation margin reflect the extent of the Portfolio's involvement in open futures positions. There are several risks associated with the use of futures contracts as hedging  techniques. There can be no assurance that a liquid market will exist at the time when the Portfolio seeks to close out a futures contract. If no liquid market exists, the Portfolio would remain obligated to meet margin requirements until the position is closed. Futures contracts may involve a small initial investment relative to the risk assumed, which could result in losses greater than if the Portfolio did not invest in futures contracts. Futures contracts may be more volatile than direct investments in the instrument underlying the futures and may not correlate to the underlying instrument, causing a given hedge not to achieve its objectives. The Portfolio's activities in futures contracts have minimal counterparty risk as they are conducted through regulated exchanges that guarantee the futures against default by the counterparty. In the event of a bankruptcy or insolvency of a futures commission merchant that holds margin on behalf of the Portfolio, the Portfolio may not be entitled to the return of the entire margin owed to the Portfolio, potentially resulting in a loss. The Portfolio may invest in futures contracts to seek enhanced returns or to reduce the risk of loss by hedging certain of its holdings. The Portfolio's investment in futures contracts and other derivatives may increase the volatility of the Portfolio's NAVs and may result in a loss to the Portfolio.
(H) Foreign Currency Forward Contracts. The Portfolio may enter into foreign currency forward contracts, which are agreements to buy or sell foreign currencies on a specified future date at a specified rate. The Portfolio is subject to foreign currency exchange rate risk in the normal course of investing in these transactions. During the period the forward contract is open, changes in the value of the contract are recognized as unrealized appreciation or depreciation by marking to market such contract on a daily basis to reflect the market value of the contract at the end of each day’s trading. Cash movement occurs on the settlement date. When the forward contract is closed, the Portfolio records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Portfolio's basis in the contract. The Portfolio may purchase and sell foreign currency forward contracts for purposes of seeking to enhance portfolio returns and manage portfolio risk more efficiently. Foreign currency forward contracts may also be used to gain exposure to a particular currency or to hedge against the risk of loss due to changing currency exchange rates. Foreign currency forward contracts to purchase or sell a foreign currency may also be used in anticipation of future purchases or sales of securities denominated in foreign currency, even if the specific investments have not yet been selected.
The use of foreign currency forward contracts involves, to varying degrees, elements of risk in excess of the amount recognized in the Statement of Assets and Liabilities, including counterparty risk, market risk, leverage risk, operational risk, legal risk and liquidity risk. Counterparty risk is heightened for these instruments because foreign currency forward contracts are not exchange-traded and therefore no clearinghouse or exchange stands ready to meet the obligations under such contracts. Thus, the Portfolio faces the risk that its counterparties under such contracts may not perform their obligations. Market risk is the risk that the value of a foreign currency forward contract will depreciate due to unfavorable changes in exchange rates. Liquidity risk arises because the secondary market for foreign currency forward contracts may have less liquidity relative to markets for other securities and financial instruments. Liquidity risk also can arise when forward currency contracts create margin or settlement payment obligations for the Portfolio. Leverage risk is the risk that a foreign currency forward contract can magnify the Portfolio's gains and losses. Operational risk refers to risk related to potential operational issues (including documentation issues, settlement issues, systems failures, inadequate controls and human error), and legal risk refers to insufficient documentation, insufficient capacity or authority of the counterparty, or legality or enforceability of a foreign currency forward contract. Risks also arise from the possible movements in the foreign exchange rates underlying these instruments. While the Portfolio may enter into forward contracts to reduce currency exchange risks, changes in currency exchange rates may result in poorer overall performance for the Portfolio than if it had not engaged in such transactions. Exchange rate movements can be large, depending on the currency, and can last for extended periods of time, affecting the value of the Portfolio's assets. Moreover, there may be an imperfect correlation between the Portfolio's holdings of securities denominated in a particular currency and forward contracts entered into
15

Notes to Financial Statements (continued)
by the Portfolio. Such imperfect correlation may prevent the Portfolio from achieving the intended hedge or expose the Portfolio to the risk of currency exchange loss. The unrealized appreciation (depreciation) on forward contracts also reflects the Portfolio's exposure at the valuation date to credit loss in the event of a counterparty’s failure to perform its obligations.
(I) Foreign Currency Transactions. The Portfolio's books and records are maintained in U.S. dollars. Prices of securities denominated in foreign currency amounts are translated into U.S. dollars at the mean between the buying and selling rates last quoted by any major U.S. bank at the following dates:
(i) market value of investment securities, other assets and liabilities— at the valuation date; and
(ii) purchases and sales of investment securities, income and expenses—at the date of such transactions.
The assets and liabilities that are denominated in foreign currency amounts are presented at the exchange rates and market values at the close of the period. The realized and unrealized changes in net assets arising from fluctuations in exchange rates and market prices of securities are not separately presented.
Net realized gain (loss) on foreign currency transactions represents net currency gains or losses realized as a result of differences between the amounts of securities sale proceeds or purchase cost, dividends, interest and withholding taxes as recorded on the Portfolio's books, and the U.S. dollar equivalent amount actually received or paid. Net currency gains or losses from valuing such foreign currency denominated assets and liabilities, other than investments at valuation date exchange rates, are reflected in unrealized foreign exchange gains or losses.
(J) Securities Lending. In order to realize additional income, the Portfolio may engage in securities lending, subject to the limitations set forth in the 1940 Act and relevant guidance by the staff of the Securities and Exchange Commission (“SEC”). If the Portfolio engages in securities lending, the Portfolio will lend through its custodian, JPMorgan Chase Bank, N.A., ("JPMorgan"), acting as securities lending agent on behalf of the Portfolio. Under the current arrangement, JPMorgan will manage the Portfolio's collateral in accordance with the securities lending agency agreement between the Portfolio and JPMorgan, and indemnify the Portfolio against counterparty risk. The loans will be collateralized by cash (which may be invested in a money market fund) and/or non-cash collateral (which may include U.S. Treasury securities and/or U.S. government agency securities issued or guaranteed by the United States government or its agencies or instrumentalities) at least equal at all times to the market value of the securities loaned. Non-cash collateral held at year end is segregated and cannot be transferred by the Portfolio. The Portfolio bears the risk of delay in recovery of, or loss of rights in, the securities loaned. The Portfolio may also record a realized gain or loss on securities deemed sold due to a borrower’s inability to return securities on loan. The Portfolio bears the risk of any loss on investment of cash collateral. The Portfolio will receive compensation for lending its securities in the form of fees or it will retain a portion of interest earned on the investment of any cash collateral. The Portfolio will also continue to receive interest and dividends on the securities loaned and any gain or loss in the market price of the securities loaned that may occur during the term of the loan will be for the account of the Portfolio. Income earned from securities lending activities, if any, is reflected in the Statement of Operations.
(K) Debt and Convertible Securities Risk.  The ability of issuers of debt securities held by the Portfolio to meet their obligations may be affected by, among other things, economic or political developments in a specific country, industry or region. Debt securities are also subject to the risks associated with changes in interest rates.
Convertible securities may be subordinate to other securities. In part, the total return for a convertible security depends upon the performance of the underlying stock into which it can be converted. Also, issuers of convertible securities are often not as strong financially as those issuing securities with higher credit ratings, are more likely to encounter financial difficulties and typically are more vulnerable to changes in the economy, such as a recession or a sustained period of rising interest rates, which could affect their ability to make interest and principal payments.
(L) Foreign Securities Risk.  The Portfolio invests in foreign securities, which carry certain risks that are in addition to the usual risks inherent in domestic securities. Foreign regulatory regimes and securities markets can have less stringent investor protections and disclosure standards and less liquid trading markets than U.S. regulatory regimes and securities markets, and can experience political, social and economic developments that may affect the value of investments in foreign securities. These risks include those resulting from currency fluctuations, future adverse political or economic developments and possible imposition of currency exchange blockages or other foreign governmental laws or restrictions. Economic sanctions and other similar governmental actions or developments could, among other things, effectively restrict or eliminate the Portfolio's ability to purchase or sell certain foreign securities or groups of foreign securities, and thus may make the Portfolio's investments in such securities less liquid or more difficult to value. These risks are likely to be greater in emerging markets than in developed markets. The ability of issuers of debt securities held by the Portfolio to meet their obligations may be affected by, among other things, economic or political developments in a specific country, industry or region.
(M) Indemnifications.  Under the Fund’s organizational documents, its officers and trustees are indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Portfolio enters into contracts with third-party service providers that contain a variety of representations and warranties and that may provide general indemnifications. The Portfolio's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio that have not yet occurred. The Manager believes that the risk of loss in connection with these potential indemnification obligations is remote. However, there

16	NYLI VP American Century Sustainable Equity Portfolio

can be no assurance that material liabilities related to such obligations will not arise in the future, which could adversely impact the Portfolio.
(N) Quantitative Disclosure of Derivative Holdings. The following tables show additional disclosures related to the Portfolio's derivative and hedging activities, including how such activities are accounted for and their effect on the Portfolio's financial positions, performance and cash flows.
The Portfolio entered into futures contracts to manage its exposure to the securities markets or to movements in interest rates and currency values.
The Portfolio entered into foreign currency forward contracts to hedge currency risk due its exposure in foreign securities.
Fair value of derivative instruments as of December 31, 2024:
Asset Derivatives	Foreign Exchange Contracts Risk	Total
Forward Contracts - Unrealized appreciation on foreign currency forward contracts	$56,789	$56,789
Total Fair Value	$56,789	$56,789

Liability Derivatives	Foreign Exchange Contracts Risk	Total
Forward Contracts - Unrealized depreciation on foreign currency forward contracts	$(2,046)	$(2,046)
Total Fair Value	$(2,046)	$(2,046)
The effect of derivative instruments on the Statement of Operations for the year ended December 31, 2024:
Net Realized Gain (Loss) from:	Foreign Exchange Contracts Risk	Equity Contracts Risk	Total
Futures Transactions	$—	$(10,425)	$(10,425)
Forward Transactions	243,839	—	243,839
Total Net Realized Gain (Loss)	$243,839	$(10,425)	$233,414

Net Change in Unrealized Appreciation (Depreciation)	Foreign Exchange Contracts Risk	Total
Forward Contracts	$64,788	$64,788
Total Net Change in Unrealized Appreciation (Depreciation)	$64,788	$64,788

Average Notional Amount	Total
Forward Contracts Long (a)	$534,263
Forward Contracts Short	$(2,996,317)

(a)	Positions were open for eleven months during the reporting period.
Note 3–Fees and Related Party Transactions
(A) Manager and Subadvisor. New York Life Investments, a registered investment adviser and an indirect, wholly-owned subsidiary of New York Life, serves as the Portfolio’s Manager pursuant to an Amended and Restated Management Agreement (“Management Agreement”). The Manager provides offices, conducts clerical, recordkeeping and bookkeeping services, and keeps most of the financial and accounting records required to be maintained by the Portfolio. Except for the portion of salaries and expenses that are the responsibility of the Portfolio, the Manager pays the salaries and expenses of all personnel affiliated with the Portfolio and certain operational expenses of the Portfolio. The Portfolio reimburses New York Life Investments in an amount equal to the portion of the compensation of the Chief Compliance Officer attributable to the Portfolio.  American Century Investment Management, Inc. ("American Century" or the "Subadvisor"), a registered investment adviser, serves as the Subadvisor to the Portfolio and is responsible for the day-to-day portfolio management of the Portfolio. Pursuant to the terms of a Subadvisory Agreement between New York Life Investments and American Century, New York Life Investments pays for the services of the Subadvisor.
Pursuant to the Management Agreement, the Portfolio pays the Manager a monthly fee for the services performed and the facilities furnished at an annual rate of the Portfolio’s average daily net assets as follows: 0.63% up to $500 million; 0.61% from $500 million to $1 billion; and 0.585% in excess of $1 billion. During the year ended December 31, 2024, the effective management fee rate was 0.63% of the Portfolio's average daily net assets.
During the year ended December 31, 2024, New York Life Investments earned fees from the Portfolio in the amount of $2,840,164 and paid the Subadvisor fees in the amount of $991,803.
JPMorgan provides sub-administration and sub-accounting services to the Portfolio pursuant to an agreement with New York Life Investments. These services include calculating the daily NAVs of the Portfolio, maintaining the general ledger and sub-ledger accounts for the calculation of the Portfolio's NAVs, and assisting New York Life Investments in conducting various aspects of the Portfolio's administrative operations. For providing these services to the Portfolio, JPMorgan is compensated by New York Life Investments.
Pursuant to an agreement between the Fund and New York Life Investments, New York Life Investments is responsible for providing or procuring certain regulatory reporting services for the Portfolio. The Portfolio will reimburse New York Life Investments for the actual costs incurred by New York Life Investments in connection with providing or procuring these services for the Portfolio.
(B) Distribution and Service Fees.  The Fund, on behalf of the Portfolio, has entered into a distribution agreement with NYLIFE Distributors LLC (the “Distributor”), an affiliate of New York Life Investments. The Portfolio has adopted a distribution plan (the “Plan”) in accordance with the provisions of Rule 12b-1 under the 1940 Act. Under
17

Notes to Financial Statements (continued)
the Plan, the Distributor has agreed to provide, through its affiliates or independent third parties, various distribution-related, shareholder and administrative support services to the Service Class shareholders. For its services, the Distributor is entitled to a combined distribution and service fee accrued daily and paid monthly at an annual rate of 0.25% of the average daily net assets attributable to the Service Class shares of the Portfolio.
Note 4-Federal Income Tax
As of December 31, 2024, the cost and unrealized appreciation (depreciation) of the Portfolio’s investment portfolio, including applicable derivative contracts and other financial instruments, as determined on a federal income tax basis, were as follows:
	Federal Tax Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Investments in Securities	$334,789,186	$117,441,254	$(10,134,092)	$107,307,162
As of December 31, 2024, the components of accumulated gain (loss) on a tax basis were as follows:
Ordinary Income	Accumulated Capital and Other Gain (Loss)	Other Temporary Differences	Unrealized Appreciation (Depreciation)	Total Accumulated Gain (Loss)
$3,153,594	$20,495,812	$—	$107,303,476	$130,952,882
The difference between book-basis and tax-basis unrealized appreciation (depreciation) is primarily due to wash sales adjustments.
During the years ended December 31, 2024 and December 31, 2023, the tax character of distributions paid as reflected in the Statements of Changes in Net Assets was as follows:
	2024	2023
Distributions paid from:
Ordinary Income	$4,032,236	$5,052,058
Long-Term Capital Gains	10,500,882	141,409,543
Total	$14,533,118	$146,461,601
Note 5–Custodian
JPMorgan is the custodian of cash and securities held by the Portfolio. Custodial fees are charged to the Portfolio based on the Portfolio's net assets and/or the market value of securities held by the Portfolio and the number of certain transactions incurred by the Portfolio.
Note 6–Line of Credit
The Portfolio and certain other funds managed by New York Life Investments maintain a line of credit with a syndicate of banks in order to secure a source of funds for temporary purposes to meet unanticipated or excessive redemption requests.
Effective July 23, 2024, under the credit agreement (the “Credit Agreement”), the aggregate commitment amount is $600,000,000 with an additional uncommitted amount of $100,000,000. The commitment fee is an annual rate of 0.15% of the average commitment amount payable quarterly, regardless of usage, to JPMorgan, who serves as the agent to the syndicate. The commitment fee is allocated among the Portfolio and certain other funds managed by New York Life Investments based upon their respective net assets and other factors. Interest on any revolving credit loan is charged based upon the Federal Funds Rate, Daily Simple Secured Overnight Financing Rate ("SOFR") + 0.10%, or the Overnight Bank Funding Rate, whichever is higher. The Credit Agreement expires on July 22, 2025, although the Portfolio, certain other funds managed by New York Life Investments and the syndicate of banks may renew the Credit Agreement for an additional year on the same or different terms or enter into a credit agreement with a different syndicate of banks. Prior to July 23, 2024, the aggregate commitment amount and the commitment fee were the same as those under the current Credit Agreement. During the year ended December 31, 2024, there were no borrowings made or outstanding with respect to the Portfolio under the Credit Agreement.
Note 7–Interfund Lending Program
Pursuant to an exemptive order issued by the SEC, the Portfolio, along with certain other funds managed by New York Life Investments, may participate in an interfund lending program. The interfund lending program provides an alternative credit facility that permits the Portfolio and certain other funds managed by New York Life Investments to lend or borrow money for temporary purposes directly to or from one another, subject to the conditions of the exemptive order. During the year ended December 31, 2024, there were no interfund loans made or outstanding with respect to the Portfolio.
Note 8–Purchases and Sales of Securities (in 000’s)
During the year ended December 31, 2024, purchases and sales of securities, other than short-term securities, were $126,294 and $197,259, respectively.

18	NYLI VP American Century Sustainable Equity Portfolio

Note 9–Capital Share Transactions
Transactions in capital shares for the years ended December 31, 2024 and December 31, 2023, were as follows:
Initial Class	Shares	Amount
Year ended December 31, 2024:
Shares sold	1,577,208	$15,425,421
Shares issued to shareholders in reinvestment of distributions	877,894	9,066,366
Shares redeemed	(5,356,303)	(53,836,644)
Net increase (decrease)	(2,901,201)	$(29,344,857)
Year ended December 31, 2023:
Shares sold	193,775	$2,200,917
Shares issued to shareholders in reinvestment of distributions	10,919,197	88,591,811
Shares redeemed	(7,425,754)	(84,155,536)
Net increase (decrease)	3,687,218	$6,637,192

Service Class	Shares	Amount
Year ended December 31, 2024:
Shares sold	1,398,608	$13,850,740
Shares issued to shareholders in reinvestment of distributions	531,579	5,466,752
Shares redeemed	(4,989,340)	(49,325,238)
Net increase (decrease)	(3,059,153)	$(30,007,746)
Year ended December 31, 2023:
Shares sold	943,390	$9,919,913
Shares issued to shareholders in reinvestment of distributions	7,161,393	57,869,790
Shares redeemed	(4,237,815)	(46,307,130)
Net increase (decrease)	3,866,968	$21,482,573
Note 10–Recent Accounting Pronouncement
In December 2023, the FASB issued Accounting Standard Update No. 2023-09, Income Taxes (ASC 740) Improvements to Income Tax Disclosures (“ASU 2023-09”). The primary purpose of the amendments within ASU 2023-09 is to enhance the transparency and decision usefulness of income tax disclosures primarily related to the rate reconciliation table and income taxes paid information. The amendments in ASU 2023-09 require that public business entities on an annual basis (1) disclose specific categories in the rate reconciliation and (2) provide additional information for reconciling items that meet a quantitative threshold. In addition, the amendments in this ASU 2023-09 require that all entities disclose on an annual basis taxes paid disaggregated by; federal, state, foreign, and jurisdiction (when income taxes paid is equal to or greater than five percent of total income taxes paid). The amendments in ASU 2023-09 are effective for public business entities beginning after December 15, 2024. Early adoption is permitted for annual financial statements that have not yet been issued or made available for issuance. The amendments in ASU 2023-09 should be applied on a prospective basis. Retrospective application is permitted. Management is currently assessing the impact this standard will have on our financial statements as well as the method by which we will adopt the new standard. The Adviser does not expect the guidance to have a material impact to the Portfolio.
Note 11–Subsequent Events
In connection with the preparation of the financial statements of the Portfolio for the year ended December 31, 2024, events and transactions subsequent to December 31, 2024, through the date the financial statements were issued, have been evaluated by the Manager for possible adjustment and/or disclosure. No subsequent events requiring financial statement adjustment or disclosure have been identified.
19

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of New York Life Investments VP Funds Trust (formerly known as MainStay VP Funds Trust) and Shareholders of NYLI VP American Century Sustainable Equity Portfolio (formerly known as MainStay VP American Century Sustainable Equity Portfolio)
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of NYLI VP American Century Sustainable Equity Portfolio (one of the portfolios constituting New York Life Investments VP Funds Trust, referred to hereafter as the “Portfolio”) as of December 31, 2024, the related statement of operations for the year ended December 31, 2024, the statements of changes in net assets for each of the two years in the period ended December 31, 2024, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2024 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Portfolio as of December 31, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2024 and the financial highlights for each of the five years in the period ended December 31, 2024 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Portfolio’s management. Our responsibility is to express an opinion on the Portfolio’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Portfolio in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2024 by correspondence with the custodian, transfer agents and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
New York, New York
February 21, 2025
We have served as the auditor of one or more investment companies in the New York Life Investments group of funds since 1984.
20	NYLI VP American Century Sustainable Equity Portfolio

Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
Included in the Statement of Operations within the Portfolio’s Financial Statements.
21

Statement Regarding Basis for Approval of Investment Advisory Agreement and Subadvisory Agreement
The continuation of the Management Agreement with respect to each series (“Portfolio”) of the New York Life Investments VP Funds Trust (“Trust”) and New York Life Investment Management LLC (“New York Life Investments”) and each of the Subadvisory Agreements between New York Life Investments and each of American Century Investment Management, Inc., Brown Advisory LLC, Candriam, CBRE Investment Management Listed Real Assets LLC, Epoch Investment Partners, Inc., FIAM LLC, Janus Henderson Investors US LLC, MacKay Shields LLC, Newton Investment Management North America, LLC, NYL Investors LLC, Pacific Investment Management Company LLC, PineStone Asset Management Inc., Segall Bryant & Hamill, LLC, Wellington Management Company LLP and Winslow Capital Management, LLC (together, “Subadvisors”)1 with respect to the applicable Portfolio(s) (together, “Advisory Agreements”) is subject to annual review and approval by the Board of Trustees of the Trust (“Board”) in accordance with Section 15 of the Investment Company Act of 1940, as amended (“1940 Act”).  At its December 3–4, 2024 meeting, the Board, including the Trustees who are not an “interested person” (as such term is defined in the 1940 Act) of the Trust (“Independent Trustees”) voting separately, unanimously approved the continuation of each of the Advisory Agreements for each applicable Portfolio for a one-year period.
In reaching the decision to approve the continuation of each of the Advisory Agreements, the Board considered information and materials furnished by New York Life Investments and each Subadvisor in connection with an annual contract review process undertaken by the Board that took place at meetings of the Board and its Contracts Committee from September 2024 through December 2024, including information and materials furnished by New York Life Investments and each Subadvisor in response to requests prepared on behalf of the Board, and in consultation with the Independent Trustees, by independent legal counsel to the Independent Trustees, which encompassed a variety of topics, including those summarized below.  Information and materials requested by and furnished to the Board for consideration in connection with the contract review process included, among other items, reports on each Portfolio and “peer funds” prepared by Institutional Shareholder Services Inc. (“ISS”), an independent third-party service provider engaged by the Board to report objectively on each Portfolio’s investment performance, management fee and total expenses.  The Board also considered information on the fees charged to other investment advisory clients of New York Life Investments and/or each applicable Subadvisor that follow investment strategies similar to those of each Portfolio, if any, and, when applicable, the rationale for differences in each Portfolio’s management and subadvisory fees, as applicable, and the fees charged to those other investment advisory clients.  In addition, the Board considered information regarding the legal standards and fiduciary obligations applicable to its consideration of the continuation of each of the Advisory Agreements.  The contract review process, including the structure and format for information and materials provided to the Board, has been developed in consultation with the Board.  The Independent
Trustees also met in executive sessions with their independent legal counsel and, for portions thereof, with senior management of New York Life Investments.
The Board’s deliberations with respect to the continuation of each of the Advisory Agreements reflect a year-long process, and the Board also took into account information furnished to the Board and its Committees throughout the year, as deemed relevant and appropriate by the Trustees, including, among other items, reports on investment performance of each Portfolio and investment-related matters for each Portfolio as well as presentations from New York Life Investments and, generally annually, personnel of each Subadvisor.  In addition, the Board took into account other information provided by New York Life Investments throughout the year, including, among other items, periodic reports on legal and compliance matters, risk management, portfolio turnover, brokerage commissions and non-advisory services provided to each Portfolio by New York Life Investments, as deemed relevant and appropriate by the Trustees.
In addition to information provided to the Board throughout the year, the Board received information in connection with its June 2024 meeting provided specifically in response to requests prepared on behalf of the Board, and in consultation with the Independent Trustees, by independent legal counsel to the Independent Trustees regarding each Portfolio’s distribution arrangements.  In addition, the Board received information regarding each Portfolio’s asset levels, share purchase and redemption activity and the payment of Rule 12b-1 and/or certain other fees by the applicable share class(es) of each applicable Portfolio, among other information.
In considering the continuation of each of the Advisory Agreements, the Trustees reviewed and evaluated the information and factors they believed to reasonably be necessary and appropriate in light of legal advice furnished to them by independent legal counsel to the Independent Trustees and through the exercise of their own business judgment.  Although individual Trustees may have weighed certain factors or information differently and the Board did not consider any single factor or information controlling in reaching its decision, the factors that figured prominently in the Board’s consideration of the continuation of each of the Advisory Agreements with respect to each applicable Portfolio are summarized in more detail below and include, among other factors: (i) the nature, extent and quality of the services provided to the Portfolio by New York Life Investments and the Subadvisor(s), if applicable; (ii) the qualifications of the portfolio manager(s) of the Portfolio and the historical investment performance of the Portfolio, New York Life Investments and, if applicable, the Subadvisor(s); (iii) the costs of the services provided, and profits realized, by New York Life Investments and the Subadvisor(s), if applicable, with respect to their relationships with the Portfolio; (iv) the extent to which economies of scale have been realized or may be realized if the Portfolio grows and the extent to which any economies of scale have been shared, have benefited or may benefit the Portfolio’s

22

shareholders; and (v) the reasonableness of the Portfolio’s management and, if applicable, subadvisory fees and total ordinary operating expenses.  Although the Board recognized that comparisons between each Portfolio’s fees and expenses and those of other funds are imprecise given different terms of agreements, variations in fund strategies and other factors, the Board considered the reasonableness of each Portfolio’s management fee and total ordinary operating expenses as compared to peer funds identified by ISS.  Throughout their considerations, the Trustees acknowledged the commitment of New York Life Investments and its affiliates to serve the New York Life Investments Group of Funds, as well as their capacity, experience, resources, financial stability and reputations.  The Trustees also acknowledged the entrepreneurial and other risks assumed by New York Life Investments in sponsoring and managing each Portfolio.  With respect to the Subadvisory Agreements, the Board took into account New York Life Investments’ recommendation to approve the continuation of each of the Subadvisory Agreements.
The Trustees noted that, throughout the year, the Trustees are afforded an opportunity to ask questions of, and request additional information or materials from, New York Life Investments and each Subadvisor.  The Board’s decision with respect to each of the Advisory Agreements may have also been based, in part, on the Board’s knowledge of New York Life Investments and each Subadvisor resulting from, among other things, the Board’s consideration of each of the Advisory Agreements in prior years, the advisory agreements for other funds in the New York Life Investments Group of Funds, the Board’s review throughout the year of the performance and operations of other funds in the New York Life Investments Group of Funds and each Trustee’s business judgment and industry experience.  In addition to considering the above-referenced factors, the Board observed that in the marketplace, notably under variable life insurance policies and variable annuity contracts for which each Portfolio serves as an investment option, there are a range of investment options available to investors and that each Portfolio’s shareholders, having had the opportunity to consider other investment options, have invested in the Portfolio.
The factors that figured prominently in the Board’s decision to approve the continuation of each of the Advisory Agreements during the Board’s December 3-4, 2024 meeting are summarized in more detail below.  The Board considered on a Portfolio-by-Portfolio basis the factors and information deemed relevant and appropriate by the Trustees to evaluate the continuation of each of the Advisory Agreements, and the Board’s decision was made separately with respect to each Portfolio.
Nature, Extent and Quality of Services Provided by New York Life Investments and the Subadvisors
The Board examined the nature, extent and quality of the services that New York Life Investments provides to each Portfolio.  The Board evaluated New York Life Investments’ experience and capabilities in serving as manager of each Portfolio and considered that each Portfolio with one or more Subadvisors operates in a “manager-of-managers” structure.  The Board also considered New York Life Investments’
responsibilities and services provided pursuant to this structure, including overseeing the services provided by each Subadvisor, evaluating the performance of each Subadvisor, making recommendations to the Board as to whether each Subadvisory Agreement should be renewed, modified or terminated and periodically reporting to the Board regarding the results of New York Life Investments’ evaluation and monitoring functions.  The Board noted that New York Life Investments manages other mutual funds, serves a variety of other investment advisory clients, including other pooled investment vehicles, and has experience overseeing mutual fund service providers, including subadvisors.  The Board considered the experience of senior personnel at New York Life Investments providing management and administrative and other non-advisory services to each Portfolio.  The Board observed that New York Life Investments devotes significant resources and time to providing management and administrative and other non-advisory services to each Portfolio, including, for Portfolios with one or more Subadvisors, New York Life Investments’ oversight and due diligence reviews of each Subadvisor and ongoing analysis of, and interactions with, each Subadvisor with respect to, among other things, the applicable Portfolio’s or Portfolios’ investment performance and risks as well as each Subadvisor’s investment capabilities and subadvisory services with respect to the applicable Portfolio(s).
The Board also considered the range of services that New York Life Investments provides to each Portfolio under the terms of the Management Agreement, including: (i) fund accounting and ongoing supervisory services provided by New York Life Investments’ Fund Administration and Accounting Group; (ii) investment supervisory and analytical services provided by New York Life Investments’ Investment Consulting Group; (iii) compliance services provided by the Trust’s Chief Compliance Officer as well as New York Life Investments’ compliance department; (iv) legal services provided by New York Life Investments’ Office of the General Counsel; and (v) risk management monitoring and analysis by compliance and investment personnel.  In addition, the Board considered New York Life Investments’ willingness to invest in personnel and other resources, such as cyber security, information security and business continuity planning, that may benefit each Portfolio and noted that New York Life Investments is responsible for compensating the Trust’s officers, except for a portion of the salary of the Trust’s Chief Compliance Officer.  The Board recognized that New York Life Investments provides certain other non-advisory services to each Portfolio and has over time provided an increasingly broad array of non-advisory services to the New York Life Investments Group of Funds as a result of regulatory and other developments.
The Board also examined the range, and the nature, extent and quality, of the investment advisory services that New York Life Investments and each Subadvisor provides to the applicable Portfolio(s) and considered the terms of each of the Advisory Agreements.  The Board evaluated New York Life Investments’ and each Subadvisor’s experience and performance in serving as investment adviser or subadvisor, respectively, to the applicable Portfolio(s) and advising other portfolios and New York Life Investments’ and each Subadvisor’s track record and experience in
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providing investment advisory services as well as the experience of investment advisory and other senior personnel at New York Life Investments and each Subadvisor.  The Board considered New York Life Investments’ and each Subadvisor’s overall resources, legal and compliance environment, capabilities, reputation, financial condition and history.  In addition to information provided in connection with quarterly meetings with the Trust’s Chief Compliance Officer, the Board considered information regarding the compliance policies and procedures of New York Life Investments and each Subadvisor.  The Board also considered New York Life Investments’ and each Subadvisor’s ability to recruit and retain qualified investment professionals and willingness to invest in personnel and other resources that may benefit the applicable Portfolio(s).  In this regard, the Board considered the qualifications and experience of each Portfolio’s portfolio manager(s), the number of accounts managed by the portfolio manager(s) and the method for compensating the portfolio manager(s).
Because the NYLI VP Conservative Allocation Portfolio, NYLI VP Moderate Allocation Portfolio, NYLI VP Growth Allocation Portfolio and NYLI VP Equity Allocation Portfolio (together, the “Allocation Portfolios”) invest substantially all their assets in other funds advised by New York Life Investments or its affiliates, the Board considered information from New York Life Investments regarding the investment rationale and process for the allocation among and selection of the underlying funds in which the Allocation Portfolios invest.
In addition, the Board considered information provided by New York Life Investments and each Subadvisor regarding their respective business continuity and disaster recovery plans.
Based on these considerations, among others, the Board concluded that each Portfolio would likely continue to benefit from the nature, extent and quality of these services.
Investment Performance
In evaluating each Portfolio’s investment performance, the Board considered investment performance results over various periods in light of each Portfolio’s investment objective and strategies.  The Board considered investment reports on, and analysis of, each Portfolio’s performance provided to the Board throughout the year, including each Portfolio’s investment performance compared to each Portfolio’s relevant benchmark(s).  With respect to each of the NYLI VP Hedge Multi-Strategy Portfolio and the NYLI VP S&P 500 Index Portfolio, the Board also considered information regarding the Portfolio’s tracking error relative to its benchmark(s). The Board also considered information provided by ISS showing the investment performance of each Portfolio as compared to peer funds.
The Board also took into account its discussions with senior management at New York Life Investments concerning each Portfolio’s investment performance over various periods as well as discussions between a representative(s) of each Subadvisor and the members of the Board’s Investment Committee, which generally occur on an annual basis. The
Board also took into account the following considerations with respect to certain Portfolios:
1. In considering the investment performance of the NYLI VP American Century Sustainable Equity Portfolio, the Board noted that the Portfolio underperformed its peer funds for the one-, five- and ten-year periods ended July 31, 2024, and performed favorably relative to its peer funds for the three-year period ended July 31, 2024.  The Board considered its discussions with representatives from New York Life Investments and American Century Investment Management, Inc. regarding the Portfolio’s investment performance.
2. In considering the investment performance of the NYLI VP Balanced Portfolio, the Board noted that the Portfolio underperformed its peer funds for the one-year period ended July 31, 2024, performed in line with its peer funds for the five- and ten-year periods ended July 31, 2024, and performed favorably relative to its peer funds for the three-year period ended July 31, 2024.  The Board considered its discussions with representatives from New York Life Investments, NYL Investors LLC and Wellington Management Company LLP regarding the Portfolio’s investment performance.
3. In considering the investment performance of the NYLI VP Bond Portfolio, the Board noted that the Portfolio underperformed its peer funds for the three- and five-year periods ended July 31, 2024, and performed in line with its peer funds for the one- and ten-year periods ended July 31, 2024.  The Board considered its discussions with representatives from New York Life Investments and NYL Investors LLC regarding the Portfolio’s investment performance.
4. In considering the investment performance of the NYLI VP Candriam Emerging Markets Equity Portfolio, the Board noted that the Portfolio underperformed its peer funds for the three-, five- and ten-year periods ended July 31, 2024, and performed in line with its peer funds for the one-year period ended July 31, 2024.  The Board considered its discussions with representatives from New York Life Investments and Candriam regarding the Portfolio’s investment performance.
5. In considering the investment performance of the NYLI VP CBRE Global Infrastructure Portfolio, the Board noted that the Portfolio underperformed its peer funds for the five-year period ended July 31, 2024, and performed in line with its peer funds for the one- and three-year periods ended July 31, 2024.  The Board considered its discussions with representatives from New York Life Investments and CBRE Investment Management Listed Real Assets LLC regarding the Portfolio’s investment performance.
6. In considering the investment performance of the NYLI VP Hedge Multi-Strategy Portfolio, the Board noted that the Portfolio underperformed its peer funds for the three-, five- and ten-year periods ended July 31, 2024, and performed in line with its peer funds for the one-year period ended July 31, 2024.  The Board considered its discussions with representatives from New York Life Investments regarding the Portfolio’s investment performance.
24

7. In considering the investment performance of the NYLI VP MacKay U.S. Infrastructure Bond Portfolio, the Board noted that the Portfolio underperformed its peer funds for the one-, five- and ten-year periods ended July 31, 2024, and performed favorably relative to its peer funds for the three-year period ended July 31, 2024.  The Board considered its discussions with representatives from New York Life Investments and MacKay Shields LLC regarding the Portfolio’s investment performance.
8. In considering the investment performance of the NYLI VP PineStone International Equity Portfolio, the Board noted that the Portfolio underperformed its peer funds for the one-, three-, five- and ten-year periods ended July 31, 2024.  The Board considered its discussions with representatives from New York Life Investments and PineStone Asset Management Inc. regarding the Portfolio’s investment performance.
9. With respect to the NYLI VP Schroders Mid Cap Opportunities Portfolio, the Board considered its discussions with representatives from New York Life Investments regarding the Portfolio’s investment performance and the Board’s approval of a new subadvisory agreement between New York Life Investments and Schroder Investment Management North America Inc. with respect to the Portfolio and approval to reposition the Portfolio, effective August 12, 2024.
10. In considering the investment performance of the NYLI VP Wellington Small Cap Portfolio, the Board noted that the Portfolio underperformed its peer funds for the three- and five-year periods ended July 31, 2024, and performed favorably relative to its peer funds for the one-year period ended July 31, 2024.  The Board considered its discussions with representatives from New York Life Investments and Wellington Management Company LLP regarding the Portfolio’s investment performance.
Based on these considerations, among others, the Board concluded that its review of each Portfolio’s investment performance and related information supported a determination to approve the continuation of each of the Advisory Agreements.
Costs of the Services Provided, and Profits and Other Benefits Realized, by New York Life Investments and the Subadvisors
Portfolios with Affiliated Subadvisors
The Board considered the costs of the services provided under each of the Advisory Agreements.  The Board also considered the profitability of New York Life Investments and its affiliates, including each Affiliated Subadvisor, due to their relationships with the applicable Portfolio(s) as well as of New York Life Investments and its affiliates due to their relationships with the New York Life Investments Group of Funds.  Because each Affiliated Subadvisor is an affiliate of New York Life Investments whose subadvisory fee is paid by New York Life Investments, not the applicable Portfolio(s), the Board considered cost and profitability information for New York Life Investments and each Affiliated Subadvisor in the aggregate.
In addition, the Board acknowledged the difficulty in obtaining reliable comparative data about mutual fund managers’ profitability because such information generally is not publicly available and may be impacted by numerous factors, including the structure of a fund manager’s organization, the types of funds it manages, the methodology used to allocate certain fixed costs to specific funds and the manager’s capital structure and costs of capital.
In evaluating the costs of the services provided by New York Life Investments and each Affiliated Subadvisor, and profitability of New York Life Investments and its affiliates, including each Affiliated Subadvisor, due to their relationships with the applicable Portfolio(s), the Board considered, among other factors, New York Life Investments’ and its affiliates’, including each Affiliated Subadvisor’s, continuing investments in, or willingness to invest in, personnel and other resources that may support and further enhance the management of such Portfolio(s), and that New York Life Investments is responsible for paying the subadvisory fee for such Portfolio(s).  The Board also considered the financial resources of New York Life Investments and each Affiliated Subadvisor and acknowledged that New York Life Investments and each Affiliated Subadvisor must be in a position to recruit and retain experienced professional personnel and to maintain a strong financial position for New York Life Investments and each Affiliated Subadvisor to continue to provide high-quality services to the applicable Portfolio(s).  The Board recognized that each Portfolio benefits from the allocation of certain fixed costs among the funds in the New York Life Investments Group of Funds, among other expected benefits resulting from its relationship with New York Life Investments.
The Board considered information regarding New York Life Investments’ methodology for calculating profitability and allocating costs provided by New York Life Investments in connection with the fund profitability analysis presented to the Board.  The Board concluded that New York Life Investments’ methods for allocating costs and procedures for estimating overall profitability of the relationship with the funds in the New York Life Investments Group of Funds were reasonable.  The Board recognized the difficulty in calculating and evaluating a manager’s profitability with respect to each Portfolio and considered that other profitability methodologies may also be reasonable.
The Board also considered certain fall-out benefits that may be realized by New York Life Investments and its affiliates, including each Affiliated Subadvisor, due to their relationships with the applicable Portfolio(s), including reputational and other indirect benefits.  The Board recognized, for example, the benefits to certain Affiliated Subadvisors from legally permitted “soft-dollar” arrangements by which brokers provide research and other services to each such Affiliated Subadvisor in exchange for commissions paid by the applicable Portfolio(s) with respect to trades in such Portfolio(s)’s portfolio securities.  In addition, except with respect to the NYLI VP U.S. Government Money Market Portfolio, the Board considered its review of the management agreement for a money market fund advised by New York Life Investments and an Affiliated Subadvisor that serves as an investment option for each Portfolio, including the potential rationale for and costs associated with investments in this money market fund by each Portfolio, if any, and considered information from New York Life Investments that the nature and type of specific
25

investment advisory services provided to this money market fund are distinct from, or in addition to, the investment advisory services provided to each Portfolio.  In addition, the Board considered the potential dividend received tax deduction for insurance company affiliates of New York Life Investments from each Portfolio’s securities lending activity.
The Board noted that each Portfolio serves as an investment option primarily under variable contracts issued by affiliates of New York Life Investments that would receive fees under those contracts.  The Board observed that, in addition to fees earned by New York Life Investments under the Management Agreement for managing each Portfolio, New York Life Investments’ affiliates also earn revenues from serving each Portfolio in various other capacities, including as each Portfolio’s distributor, and insurance companies affiliated with New York Life Investments would be entitled to receive fees from each applicable Portfolio under a distribution and service plan adopted pursuant to Rule 12b-1 under the 1940 Act.  The Board considered information about these other revenues in the context of the profitability of the relationship with each Portfolio to New York Life Investments and its affiliates.  The Board noted that, although it assessed the overall profitability of the relationship with each Portfolio to New York Life Investments and its affiliates as part of the contract review process, when considering the reasonableness of the fee paid to New York Life Investments under the Management Agreement, the Board considered the profitability of New York Life Investments’ relationship with each Portfolio on a pre-tax basis and without regard to distribution expenses incurred by New York Life Investments from its own resources.
After evaluating the information deemed relevant by the Trustees, the Board concluded that any profits realized by New York Life Investments and its affiliates, including each Affiliated Subadvisor, due to their relationships with the applicable Portfolio(s) were not excessive and other expected benefits that may accrue to New York Life Investments and its affiliates, including each Affiliated Subadvisor, are reasonable.
Portfolios with one or more Unaffiliated Subadvisors (except for the NYLI VP Dimensional U.S. Equity Portfolio and NYLI VP Schroders Mid Cap Opportunities Portfolio)
The Board considered the costs of the services provided under each of the Advisory Agreements.  The Board also considered the profitability of New York Life Investments and its affiliates and each Unaffiliated Subadvisor due to their relationships with the applicable Portfolio(s) as well as of New York Life Investments and its affiliates due to their relationships with the New York Life Investments Group of Funds.  With respect to the profitability of each Unaffiliated Subadvisor’s relationship with the applicable Portfolio(s), the Board considered information from New York Life Investments that each Unaffiliated Subadvisor’s subadvisory fee reflected an arm’s-length negotiation and that this fee is paid by New York Life Investments, not the applicable Portfolio(s), and the relevance of each Unaffiliated Subadvisor’s profitability was considered by the Trustees in that context.  On this basis, the Board primarily considered the costs and profitability for New York Life Investments and its affiliates with respect to the applicable Portfolio(s).
In addition, the Board acknowledged the difficulty in obtaining reliable comparative data about mutual fund managers’ profitability because such information generally is not publicly available and may be impacted by numerous factors, including the structure of a fund manager’s organization, the types of funds it manages, the methodology used to allocate certain fixed costs to specific funds and the manager’s capital structure and costs of capital.
In evaluating the costs of the services provided by New York Life Investments and each Unaffiliated Subadvisor, and profitability of New York Life Investments and its affiliates and each Unaffiliated Subadvisor due to their relationships with the applicable Portfolio(s), the Board considered, among other factors, New York Life Investments’ and its affiliates’ and each Unaffiliated Subadvisor’s continuing investments in, or willingness to invest in, personnel and other resources that may support and further enhance the management of such Portfolio(s), and that New York Life Investments is responsible for paying the subadvisory fee for such Portfolio(s).  The Board also considered the financial resources of New York Life Investments and each Unaffiliated Subadvisor and acknowledged that New York Life Investments and each Unaffiliated Subadvisor must be in a position to recruit and retain experienced professional personnel and to maintain a strong financial position for New York Life Investments and the Unaffiliated Subadvisor to continue to provide high-quality services to the applicable Portfolio(s).  The Board recognized that each Portfolio benefits from the allocation of certain fixed costs among the funds in the New York Life Investments Group of Funds, among other expected benefits resulting from its relationship with New York Life Investments.
The Board considered information regarding New York Life Investments’ methodology for calculating profitability and allocating costs provided by New York Life Investments in connection with the fund profitability analysis presented to the Board.  The Board concluded that New York Life Investments’ methods for allocating costs and procedures for estimating overall profitability of the relationship with the funds in the New York Life Investments Group of Funds were reasonable.  The Board recognized the difficulty in calculating and evaluating a manager’s profitability with respect to each Portfolio and considered that other profitability methodologies may also be reasonable.
The Board also considered certain fall-out benefits that may be realized by New York Life Investments and its affiliates and each Unaffiliated Subadvisor and its affiliates due to their relationships with the applicable Portfolio(s), including reputational and other indirect benefits.  The Board recognized, for example, the benefits to certain Unaffiliated Subadvisors from legally permitted “soft-dollar” arrangements by which brokers provide research and other services to each such Unaffiliated Subadvisor in exchange for commissions paid by the applicable Portfolio(s) with respect to trades in such Portfolio(s)’s portfolio securities.  In this regard, the Board also requested and considered information from New York Life Investments concerning other material business relationships between each Unaffiliated Subadvisor and its affiliates and New York Life Investments and its affiliates. The Board further considered the existence of a strategic partnership between New York Life Investments and each of
26

CBRE Investment Management Listed Real Assets LLC, Epoch Investment Partners, Inc., PineStone Asset Management Inc., Wellington Management Company LLP and Winslow Capital Management, LLC that relates to certain current and future products and represents a potential conflict of interest associated with New York Life Investments’ recommendation to approve the continuation of the applicable Subadvisory Agreements. In addition, the Board considered its review of the management agreement for a money market fund advised by New York Life Investments and an Affiliated Subadvisor that serves as an investment option for each Portfolio, including the potential rationale for and costs associated with investments in this money market fund by each Portfolio, if any, and considered information from New York Life Investments that the nature and type of specific investment advisory services provided to this money market fund are distinct from, or in addition to, the investment advisory services provided to each Portfolio.  In addition, the Board considered the potential dividend received tax deduction for insurance company affiliates of New York Life Investments from each Portfolio’s securities lending activity.
The Board noted that each Portfolio serves as an investment option primarily under variable contracts issued by affiliates of New York Life Investments that would receive fees under those contracts.  The Board observed that, in addition to fees earned by New York Life Investments under the Management Agreement for managing each Portfolio, New York Life Investments’ affiliates also earn revenues from serving each Portfolio in various other capacities, including as each Portfolio’s distributor, and insurance companies affiliated with New York Life Investments would be entitled to receive fees from each Portfolio under a distribution and service plan adopted pursuant to Rule 12b-1 under the 1940 Act.  The Board considered information about these other revenues in the context of the profitability of the relationship with each Portfolio to New York Life Investments and its affiliates.  The Board noted that, although it assessed the overall profitability of the relationship with each Portfolio to New York Life Investments and its affiliates as part of the contract review process, when considering the reasonableness of the fee paid to New York Life Investments under the Management Agreement, the Board considered the profitability of New York Life Investments’ relationship with each Portfolio on a pre-tax basis and without regard to distribution expenses incurred by New York Life Investments from its own resources.
After evaluating the information deemed relevant by the Trustees, the Board concluded that any profits realized by New York Life Investments and its affiliates due to their relationships with the applicable Portfolio(s) were not excessive, other expected benefits that may accrue to New York Life Investments and its affiliates are reasonable and other expected benefits that may accrue to each Unaffiliated Subadvisor and its affiliates are consistent with those expected for a subadvisor to a mutual fund.  With respect to each Unaffiliated Subadvisor, the Board considered that any profits realized by such Unaffiliated Subadvisor due to its relationship with the applicable Portfolio(s) are the result of arm’s-length negotiations between New York Life Investments and such Unaffiliated Subadvisor, acknowledging that any such profits are based on the subadvisory fee paid to such Unaffiliated Subadvisor by New York Life Investments, not the applicable Portfolio(s).
Allocation Portfolios, NYLI VP Dimensional U.S. Equity Portfolio, NYLI VP Hedge Multi-Strategy Portfolio, NYLI VP Schroders Mid Cap Opportunities Portfolio and NYLI VP S&P 500 Index Portfolio
The Board considered the costs of the services provided under the Management Agreement.  The Board also considered the profitability of New York Life Investments and its affiliates due to their relationships with each Portfolio as well as of New York Life Investments and its affiliates due to their relationships with the New York Life Investments Group of Funds.
In addition, the Board acknowledged the difficulty in obtaining reliable comparative data about mutual fund managers’ profitability because such information generally is not publicly available and may be impacted by numerous factors, including the structure of a fund manager’s organization, the types of funds it manages, the methodology used to allocate certain fixed costs to specific funds and the manager’s capital structure and costs of capital.
In evaluating the costs of the services provided by New York Life Investments, and profitability of New York Life Investments and its affiliates due to their relationships with each Portfolio, the Board considered, among other factors, New York Life Investments’ and its affiliates’ continuing investments in, or willingness to invest in, personnel and other resources that may support and further enhance the management of each Portfolio.  The Board also considered the financial resources of New York Life Investments and acknowledged that New York Life Investments must be in a position to recruit and retain experienced professional personnel and to maintain a strong financial position for New York Life Investments to continue to provide high-quality services to each Portfolio.  The Board recognized that each Portfolio benefits from the allocation of certain fixed costs among the funds in the New York Life Investments Group of Funds, among other expected benefits resulting from its relationship with New York Life Investments.
The Board considered information regarding New York Life Investments’ methodology for calculating profitability and allocating costs provided by New York Life Investments in connection with the fund profitability analysis presented to the Board.  The Board concluded that New York Life Investments’ methods for allocating costs and procedures for estimating overall profitability of the relationship with the funds in the New York Life Investments Group of Funds were reasonable.  The Board recognized the difficulty in calculating and evaluating a manager’s profitability with respect to each Portfolio and considered that other profitability methodologies may also be reasonable.
The Board also considered certain fall-out benefits that may be realized by New York Life Investments and its affiliates due to their relationships with each Portfolio, including reputational and other indirect benefits.  In addition, the Board considered its review of the management agreement for a money market fund advised by New York Life Investments and an Affiliated Subadvisor that serves as an investment option for each
27

Portfolio, including the potential rationale for and costs associated with investments in this money market fund by each Portfolio, if any, and considered information from New York Life Investments that the nature and type of specific investment advisory services provided to this money market fund are distinct from, or in addition to, the investment advisory services provided to each Portfolio.  In addition, the Board considered the potential dividend received tax deduction for insurance company affiliates of New York Life Investments from each Portfolio’s securities lending activity.
The Board noted that each Portfolio serves as an investment option primarily under variable contracts issued by affiliates of New York Life Investments that would receive fees under those contracts.  The Board observed that, in addition to fees earned by New York Life Investments under the Management Agreement for managing each Portfolio, New York Life Investments’ affiliates also earn revenues from serving each Portfolio in various other capacities, including as each Portfolio’s distributor, and insurance companies affiliated with New York Life Investments would be entitled to receive fees from each Portfolio under a distribution and service plan adopted pursuant to Rule 12b-1 under the 1940 Act.  The Board considered information about these other revenues in the context of the profitability of the relationship with each Portfolio to New York Life Investments and its affiliates.  The Board noted that, although it assessed the overall profitability of the relationship with each Portfolio to New York Life Investments and its affiliates as part of the contract review process, when considering the reasonableness of the fee paid to New York Life Investments under the Management Agreement, the Board considered the profitability of New York Life Investments’ relationship with each Portfolio on a pre-tax basis and without regard to distribution expenses incurred by New York Life Investments from its own resources.
The Board noted that the Allocation Portfolios do not pay a management fee for the allocation and other management services provided by New York Life Investments under the Management Agreement but that shareholders of the Allocation Portfolios indirectly pay their pro rata share of the fees and expenses of the underlying funds in which the Allocation Portfolios invest.  The Board considered that the Allocation Portfolios’ investments in underlying funds managed by New York Life Investments or its affiliates indirectly benefit New York Life Investments or its affiliates.  The Board noted that it considers the profits realized by New York Life Investments and its affiliates with respect to the underlying New York Life Investments Funds as part of the annual contract review process for those funds.
After evaluating the information deemed relevant by the Trustees, the Board concluded that any profits realized by New York Life Investments and its affiliates due to their relationships with each Portfolio were not excessive.
Management and Subadvisory Fees and Total Ordinary Operating Expenses
The Board evaluated the reasonableness of the fee paid under each of the Advisory Agreements and each Portfolio’s total ordinary operating expenses.  With respect to the management fee and subadvisory fee for each Portfolio with one of more Subadvisors, the Board primarily considered the reasonableness of the management fee paid by the Portfolio to New York Life Investments because the subadvisory fee paid to each Subadvisor is paid by New York Life Investments, not the Portfolio.  The Board also considered the reasonableness of the subadvisory fee paid by New York Life Investments and the amount of the management fee retained by New York Life Investments with respect to each Portfolio with one or more Subadvisors.
In assessing the reasonableness of each Portfolio’s fees and expenses, the Board primarily considered comparative data provided by ISS on the fees and expenses of similar mutual funds managed by other investment advisers.  The Board considered New York Life Investments’ process for monitoring and addressing potential conflicts of interest in the selection of underlying funds.  In addition, the Board considered information provided by New York Life Investments and each Subadvisor on fees charged to other investment advisory clients, including institutional separate accounts and/or other funds, that follow investment strategies similar to those of the applicable Portfolio(s), if any.  The Board considered the contractual management fee schedule for each Portfolio as compared to those for such other investment advisory clients, taking into account the rationale for differences in fee schedules.  The Board also took into account information provided by New York Life Investments about the more extensive scope of services provided to registered investment companies, such as each Portfolio, as compared with other investment advisory clients.  Additionally, the Board considered the impact of contractual breakpoints, voluntary waivers and/or expense limitation arrangements, as applicable, on each Portfolio’s net management fee and expenses.  The Board also considered that in proposing fees for each Portfolio, New York Life Investments considers the competitive marketplace for mutual funds.
The Board also took into account the following considerations with respect to certain Portfolios:
1. With respect to the NYLI VP CBRE Global Infrastructure Portfolio, the Board considered its discussions with representatives from New York Life Investments regarding the total net expenses paid by the Portfolio.
2. With respect to the NYLI VP Winslow Large Cap Growth Portfolio, the Board considered its discussions with representatives from New York Life Investments regarding the management fee paid by the Portfolio.
3. With respect to the NYLI VP Hedge Multi-Strategy Portfolio, the Board considered its discussions with representatives from New York Life Investments regarding the management fee paid by the Portfolio.
Because the Allocation Portfolios do not pay a management fee to New York Life Investments, the Board considered the reasonableness of fees and expenses the Allocation Portfolios indirectly pay by investing in underlying funds that charge a management fee.  Additionally, because the Allocation Portfolios invest substantially all their assets in other funds advised by New York Life Investments or its affiliates, the Board also considered information provided by New York Life Investments regarding the fees and expenses associated with the Allocation Portfolios’
28

investments in other funds, including New York Life Investments’ finding that the applicable Allocation Portfolio’s fees and expenses do not duplicate the fees and expenses of the corresponding acquired fund (when required by Rule 12d1-4 under the 1940 Act).   Because the NYLI VP Hedge Multi-Strategy Portfolio invests primarily in ETFs, the Board also considered information provided by New York Life Investments regarding the fees and expenses associated with the Portfolio’s investments in ETFs, including New York Life Investments’ finding that the Portfolio’s fees and expenses do not duplicate the fees and expenses of the corresponding acquired ETF (when required by Rule 12d1-4 under the 1940 Act).
Additionally, with respect to the NYLI VP MacKay Convertible Portfolio, the Board noted that NYLIM Service Company LLC, an affiliate of New York Life Investments, serves as the transfer agent and dividend disbursing agent for the Service Class and Service 2 Class Shares of the Portfolio but that the Service Class and Service 2 Class Shares do not incur any fees for these services.
The Board further noted that, in certain prior years, New York Life Investments had provided support to the NYLI VP Government U.S. Money Market Portfolio in the form of voluntary waivers and/or reimbursements of fees and expenses in order to maintain a positive yield.
Based on the factors outlined above, among other considerations, the Board concluded that each Portfolio’s management fee and total ordinary operating expenses are within a range that is competitive and support a conclusion that these fees and expenses are reasonable.
Economies of Scale
The Board considered information regarding economies of scale, including whether economies of scale may exist with respect to each Portfolio and whether each Portfolio’s management fee and expense structure permits economies of scale, if any, to be appropriately shared with each Portfolio’s shareholders.  The Board also considered a report from New York Life Investments, previously prepared at the request of the Board, that addressed economies of scale, including with respect to the mutual fund business generally, and the various ways in which the benefits of economies of scale may be shared with the funds in the New York Life Investments Group of Funds.  Although the Board recognized the difficulty of determining economies of scale with precision, the Board acknowledged that economies of scale may be shared with each Portfolio in a number of ways, including, for example, through the imposition of fee breakpoints, initially setting management fee rates at scale or making additional investments to enhance the services provided to each Portfolio.  The Board reviewed information from New York Life Investments showing how each Portfolio’s management fee schedule compared to fee schedules of other funds and accounts managed by New York Life Investments.  The Board also reviewed information from ISS showing how each Portfolio’s management fee schedule compared with fees paid for similar services by peer funds at varying asset levels.  The Board noted that the Allocation Portfolios do not pay a management fee and that the Board separately considers economies of scale as part of its review of the management agreements of underlying New York Life Investments Funds in which the Allocation Portfolios invest and the benefit of any breakpoints in the management fee schedules for the underlying New York Life Investments Funds would pass through to shareholders of the Allocation Portfolios at the specified levels of underlying New York Life Investments Fund assets.
Based on this information, the Board concluded that economies of scale, if any, are appropriately shared for the benefit of each Portfolio’s shareholders through the Portfolio’s management fee and expense structure and other methods to share benefits from economies of scale.
Conclusion
On the basis of the information and factors summarized above, among other information and factors deemed relevant by the Trustees, and the evaluation thereof on a Portfolio-by-Portfolio basis, the Board, including the Independent Trustees voting separately, unanimously voted to approve the continuation of each of the Advisory Agreements for each applicable Portfolio.
1    Candriam, MacKay Shields LLC and NYL Investors LLC are referred to herein as the “Affiliated Subadvisors.” American Century Investment Management, Inc., Brown Advisory LLC, CBRE Investment Management Listed Real Assets LLC, Epoch Investment Partners, Inc., FIAM LLC, Janus Henderson Investors US LLC, Newton Investment Management North America, LLC, Pacific Investment Management Company LLC, PineStone Asset Management Inc., Segall Bryant & Hamill, LLC, Wellington Management Company LLP and Winslow Capital Management, LLC are referred to herein as the “Unaffiliated Subadvisors.”
“New York Life Investments” is both a service mark, and the common trade name, of certain investment advisors affiliated with New York Life Insurance Company. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
29

NYLI VP Balanced Portfolio
(formerly known as MainStay VP Balanced Portfolio)

Annual Report - Financial Statements and Other Information
December 31, 2024

Portfolio of Investments December 31, 2024†^
	Principal Amount	Value
Long-Term Bonds 31.8%
Asset-Backed Securities 0.9%
Other Asset-Backed Securities 0.9%
Ballyrock CLO 23 Ltd.
Series 2023-23A, Class A1
6.606% (3 Month SOFR + 1.98%), due 4/25/36 (a)(b)	$ 600,000	$ 602,752
Barings CLO Ltd.
Series 2024-1A, Class B
6.717% (3 Month SOFR + 2.10%), due 1/20/37 (a)(b)	500,000	504,619
Benefit Street Partners CLO XXX Ltd.
Series 2023-30A, Class A
6.726% (3 Month SOFR + 2.10%), due 4/25/36 (a)(b)	600,000	603,330
Carlyle Global Market Strategies CLO Ltd.
Series 2013-3A, Class A2R
6.318% (3 Month SOFR + 1.662%), due 10/15/30 (a)(b)	800,000	801,544
Invesco US CLO Ltd.
Series 2024-3A, Class A
6.829% (3 Month SOFR + 1.51%), due 7/20/37 (a)(b)	444,444	447,227
Store Master Funding I-VII XIV XIX XX
Series 2021-1A, Class A1
2.12%, due 6/20/51 (a)	239,485	214,917
		3,174,389
Total Asset-Backed Securities (Cost $3,181,318)		3,174,389
Corporate Bonds 14.2%
Aerospace & Defense 0.2%
BAE Systems plc
5.125%, due 3/26/29 (a)	670,000	671,486
HEICO Corp.
5.35%, due 8/1/33	170,000	169,593
		841,079
Auto Manufacturers 0.6%
Ford Motor Co.
3.25%, due 2/12/32	175,000	145,548
Ford Motor Credit Co. LLC
4.542%, due 8/1/26	355,000	350,931
5.80%, due 3/8/29	510,000	510,181
General Motors Financial Co., Inc.
6.05%, due 10/10/25	505,000	509,322
	Principal Amount	Value

Auto Manufacturers (continued)
Hyundai Capital America
5.68%, due 6/26/28 (a)	$ 460,000	$ 466,680
		1,982,662
Auto Parts & Equipment 0.1%
Aptiv Swiss Holdings Ltd.
3.25%, due 3/1/32	260,000	224,336
BorgWarner, Inc.
4.95%, due 8/15/29	265,000	263,531
		487,867
Banks 4.7%
ABN AMRO Bank NV
6.339% (1 Year Treasury Constant Maturity Rate + 1.65%), due 9/18/27 (a)(b)	315,000	321,996
Bank of America Corp. (c)
1.734%, due 7/22/27	845,000	805,561
2.087%, due 6/14/29 (d)	675,000	612,609
5.202%, due 4/25/29	530,000	532,474
5.518%, due 10/25/35	140,000	136,881
Bank of New York Mellon Corp. (The)
6.474%, due 10/25/34 (c)	140,000	151,170
Barclays plc
7.385% (1 Year Treasury Constant Maturity Rate + 3.30%), due 11/2/28 (b)	325,000	344,488
BNP Paribas SA
5.283%, due 11/19/30 (a)(c)	460,000	455,235
Citigroup, Inc.
2.014%, due 1/25/26 (c)	733,000	731,369
5.592% (5 Year Treasury Constant Maturity Rate + 1.28%), due 11/19/34 (b)	155,000	153,664
5.61%, due 9/29/26 (c)	885,000	889,768
6.174%, due 5/25/34 (c)	325,000	331,089
Citizens Financial Group, Inc.
6.645%, due 4/25/35 (c)(d)	210,000	221,385
Danske Bank A/S
6.466% (1 Year Treasury Constant Maturity Rate + 2.10%), due 1/9/26 (a)(b)	690,000	690,144
Deutsche Bank AG
7.079%, due 2/10/34 (c)	210,000	216,156
Goldman Sachs Group, Inc. (The)
6.484%, due 10/24/29 (c)(d)	275,000	288,138
HSBC Holdings plc (c)
6.547%, due 6/20/34	260,000	268,106
7.39%, due 11/3/28	395,000	418,644

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
3

Portfolio of Investments December 31, 2024†^ (continued)
	Principal Amount	Value
Corporate Bonds (continued)
Banks (continued)
Huntington Bancshares, Inc.
5.272%, due 1/15/31 (c)	$ 435,000	$ 435,343
JPMorgan Chase & Co. (c)
5.012%, due 1/23/30 (d)	475,000	474,568
5.04%, due 1/23/28	490,000	491,815
5.571%, due 4/22/28	235,000	238,992
5.581%, due 4/22/30	470,000	479,281
Lloyds Banking Group plc (b)
5.59% (1 Year Treasury Constant Maturity Rate + 1.20%), due 11/26/35	200,000	198,246
5.679% (1 Year Treasury Constant Maturity Rate + 1.75%), due 1/5/35	320,000	318,672
Morgan Stanley (c)
4.679%, due 7/17/26	1,150,000	1,148,769
5.173%, due 1/16/30	125,000	125,179
5.32%, due 7/19/35	150,000	147,541
5.656%, due 4/18/30	245,000	249,401
Morgan Stanley Bank NA
4.754%, due 4/21/26	340,000	340,364
4.952%, due 1/14/28 (c)	250,000	250,359
PNC Financial Services Group, Inc. (The) (c)
6.615%, due 10/20/27	430,000	443,002
6.875%, due 10/20/34	60,000	65,494
Toronto-Dominion Bank (The)
5.146% (5 Year Treasury Constant Maturity Rate + 1.50%), due 9/10/34 (b)	270,000	264,158
Truist Bank
4.632% (5 Year Treasury Constant Maturity Rate + 1.15%), due 9/17/29 (b)	250,000	243,752
Truist Financial Corp.
5.122%, due 1/26/34 (c)	130,000	126,343
U.S. Bancorp (c)
4.653%, due 2/1/29	135,000	133,632
6.787%, due 10/26/27	305,000	315,319
UBS AG
7.95%, due 1/9/25	805,000	805,382
UBS Group AG (a)
5.428% (1 Year Treasury Constant Maturity Rate + 1.52%), due 2/8/30 (b)	265,000	266,704
6.442%, due 8/11/28 (c)	440,000	454,672
	Principal Amount	Value

Banks (continued)
Wells Fargo & Co. (c)
5.198%, due 1/23/30 (d)	$ 690,000	$ 691,964
5.499%, due 1/23/35	300,000	298,725
		16,576,554
Beverages 0.1%
Constellation Brands, Inc.
4.90%, due 5/1/33	270,000	260,705
Keurig Dr Pepper, Inc.
Series 10
5.20%, due 3/15/31	100,000	100,925
		361,630
Biotechnology 0.1%
Amgen, Inc.
5.15%, due 3/2/28 (d)	250,000	251,819
5.25%, due 3/2/30	245,000	247,286
		499,105
Commercial Services 0.1%
Global Payments, Inc.
2.15%, due 1/15/27	325,000	308,035
Computers 0.1%
Dell International LLC
4.85%, due 2/1/35	105,000	99,711
Hewlett Packard Enterprise Co.
4.55%, due 10/15/29	425,000	414,286
		513,997
Diversified Financial Services 0.7%
AerCap Ireland Capital DAC
4.625%, due 9/10/29	425,000	415,646
Ally Financial, Inc.
6.992%, due 6/13/29 (c)	340,000	354,205
American Express Co.
6.489%, due 10/30/31 (c)	305,000	326,009
Ares Management Corp.
6.375%, due 11/10/28	335,000	350,592
Blackstone Holdings Finance Co. LLC
5.90%, due 11/3/27 (a)	500,000	514,362
Charles Schwab Corp. (The)
6.196%, due 11/17/29 (c)(d)	370,000	385,681
Intercontinental Exchange, Inc.
3.625%, due 9/1/28 (d)	100,000	95,865
		2,442,360

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
4	NYLI VP Balanced Portfolio

	Principal Amount	Value
Corporate Bonds (continued)
Electric 1.7%
AEP Texas, Inc.
4.70%, due 5/15/32	$ 45,000	$ 43,055
American Electric Power Co., Inc.
5.625%, due 3/1/33 (d)	175,000	176,786
Appalachian Power Co.
Series BB
4.50%, due 8/1/32	35,000	32,929
Arizona Public Service Co.
5.55%, due 8/1/33	330,000	330,020
Duke Energy Carolinas LLC
4.95%, due 1/15/33	170,000	167,171
Duke Energy Corp.
2.45%, due 6/1/30	195,000	170,920
4.50%, due 8/15/32 (d)	130,000	123,841
Duke Energy Ohio, Inc.
5.25%, due 4/1/33	60,000	59,876
Entergy Arkansas LLC
5.15%, due 1/15/33	180,000	179,161
Entergy Louisiana LLC
5.15%, due 9/15/34	300,000	295,045
Florida Power & Light Co.
5.05%, due 4/1/28	520,000	524,991
Georgia Power Co.
4.65%, due 5/16/28 (d)	605,000	602,449
National Rural Utilities Cooperative Finance Corp.
5.05%, due 9/15/28	260,000	261,971
Pacific Gas and Electric Co.
5.45%, due 6/15/27	320,000	323,665
6.10%, due 1/15/29	190,000	196,551
6.15%, due 1/15/33 (d)	365,000	378,838
6.40%, due 6/15/33	90,000	94,867
PECO Energy Co.
4.90%, due 6/15/33	245,000	240,730
Southern California Edison Co.
5.30%, due 3/1/28 (d)	310,000	313,546
5.95%, due 11/1/32	490,000	511,037
Southern Co. (The)
5.15%, due 10/6/25	190,000	190,628
5.70%, due 10/15/32	90,000	92,447
Virginia Electric and Power Co.
5.05%, due 8/15/34	300,000	292,525
Xcel Energy, Inc.
5.50%, due 3/15/34	230,000	229,101
		5,832,150
	Principal Amount	Value

Electronics 0.2%
Amphenol Corp.
5.00%, due 1/15/35	$ 295,000	$ 288,013
Honeywell International, Inc.
5.00%, due 3/1/35	300,000	293,986
		581,999
Entertainment 0.1%
Warnermedia Holdings, Inc.
4.054%, due 3/15/29	192,000	178,646
Environmental Control 0.1%
Waste Connections, Inc.
2.60%, due 2/1/30	380,000	339,918
Food 0.2%
Kraft Heinz Foods Co.
3.75%, due 4/1/30	105,000	99,256
Tyson Foods, Inc.
5.40%, due 3/15/29	420,000	424,543
		523,799
Gas 0.2%
CenterPoint Energy Resources Corp.
1.75%, due 10/1/30	420,000	352,084
Southwest Gas Corp.
5.45%, due 3/23/28	180,000	182,224
		534,308
Healthcare-Products 0.1%
Solventum Corp.
5.45%, due 2/25/27 (a)	480,000	484,536
Healthcare-Services 0.2%
Cigna Group (The)
5.25%, due 2/15/34 (d)	155,000	152,015
Elevance Health, Inc.
4.75%, due 2/15/30	255,000	251,948
HCA, Inc.
3.625%, due 3/15/32	420,000	370,176
		774,139
Home Furnishings 0.1%
Leggett & Platt, Inc.
4.40%, due 3/15/29	511,000	478,032
Insurance 0.4%
Corebridge Global Funding (a)
5.20%, due 1/12/29	430,000	432,382
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
5

Portfolio of Investments December 31, 2024†^ (continued)
	Principal Amount	Value
Corporate Bonds (continued)
Insurance (continued)
Corebridge Global Funding (a) (continued)
5.20%, due 6/24/29	$ 275,000	$ 276,424
RGA Global Funding
6.00%, due 11/21/28 (a)	555,000	572,236
		1,281,042
Internet 0.2%
Amazon.com, Inc.
2.10%, due 5/12/31	355,000	303,201
Meta Platforms, Inc.
3.85%, due 8/15/32	365,000	339,211
		642,412
Investment Companies 0.1%
Blackstone Private Credit Fund
7.05%, due 9/29/25	350,000	355,120
Media 0.2%
Charter Communications Operating LLC
2.80%, due 4/1/31	605,000	510,197
Paramount Global
4.20%, due 5/19/32	280,000	246,768
		756,965
Mining 0.0% ‡
Newmont Corp.
5.35%, due 3/15/34	155,000	154,216
Miscellaneous—Manufacturing 0.0% ‡
3M Co.
3.05%, due 4/15/30	169,000	154,940
Oil & Gas 0.2%
Occidental Petroleum Corp.
5.20%, due 8/1/29	455,000	451,430
Patterson-UTI Energy, Inc.
7.15%, due 10/1/33	325,000	340,566
		791,996
Pharmaceuticals 0.4%
AbbVie, Inc.
2.95%, due 11/21/26 (d)	190,000	184,578
5.05%, due 3/15/34	305,000	301,334
CVS Health Corp.
5.40%, due 6/1/29	270,000	270,113
	Principal Amount	Value

Pharmaceuticals (continued)
Merck & Co., Inc.
2.15%, due 12/10/31	$ 385,000	$ 321,977
Pfizer Investment Enterprises Pte. Ltd.
4.75%, due 5/19/33	175,000	170,044
		1,248,046
Pipelines 0.6%
Columbia Pipelines Operating Co. LLC
5.927%, due 8/15/30 (a)	215,000	221,302
Energy Transfer LP
3.75%, due 5/15/30	150,000	139,946
5.75%, due 2/15/33	165,000	167,262
Enterprise Products Operating LLC
4.85%, due 1/31/34	330,000	319,197
MPLX LP
5.50%, due 6/1/34	305,000	300,599
Targa Resources Corp.
5.50%, due 2/15/35	200,000	196,765
Targa Resources Partners LP
5.50%, due 3/1/30	595,000	596,871
		1,941,942
Real Estate Investment Trusts 0.5%
American Tower Corp.
2.10%, due 6/15/30	515,000	441,323
CubeSmart LP
2.25%, due 12/15/28	290,000	260,855
Host Hotels & Resorts LP
Series I
3.50%, due 9/15/30	250,000	226,411
5.50%, due 4/15/35	290,000	283,874
5.70%, due 7/1/34	230,000	229,623
Simon Property Group LP
1.75%, due 2/1/28	375,000	343,047
		1,785,133
Retail 0.3%
Home Depot, Inc. (The)
1.875%, due 9/15/31	310,000	256,094
4.95%, due 6/25/34	300,000	295,947
Lowe's Cos., Inc.
4.80%, due 4/1/26	245,000	245,412
5.00%, due 4/15/33 (d)	170,000	167,363
5.15%, due 7/1/33	85,000	84,510
		1,049,326
Semiconductors 0.3%
Broadcom, Inc.
2.45%, due 2/15/31 (a)	315,000	271,645

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
6	NYLI VP Balanced Portfolio

	Principal Amount	Value
Corporate Bonds (continued)
Semiconductors (continued)
Broadcom, Inc. (continued)
2.60%, due 2/15/33 (a)	$ 95,000	$ 78,526
4.35%, due 2/15/30	125,000	121,624
Intel Corp.
5.125%, due 2/10/30	235,000	232,932
5.15%, due 2/21/34	155,000	148,707
QUALCOMM, Inc.
2.15%, due 5/20/30	410,000	359,835
		1,213,269
Software 0.4%
AppLovin Corp.
5.50%, due 12/1/34	350,000	347,392
Fiserv, Inc.
5.35%, due 3/15/31	405,000	411,682
Oracle Corp.
2.95%, due 4/1/30	395,000	356,571
4.30%, due 7/8/34	250,000	229,815
		1,345,460
Telecommunications 0.7%
AT&T, Inc.
2.25%, due 2/1/32	60,000	49,603
4.35%, due 3/1/29	775,000	758,213
Rogers Communications, Inc.
5.30%, due 2/15/34	320,000	311,892
T-Mobile USA, Inc.
2.625%, due 4/15/26 (d)	545,000	531,111
2.625%, due 2/15/29	130,000	118,170
5.75%, due 1/15/34	320,000	328,076
Verizon Communications, Inc.
2.10%, due 3/22/28	300,000	275,871
4.016%, due 12/3/29	2,000	1,920
		2,374,856
Transportation 0.2%
Norfolk Southern Corp.
3.00%, due 3/15/32	200,000	174,465
Union Pacific Corp.
2.80%, due 2/14/32	200,000	173,460
United Parcel Service, Inc.
4.45%, due 4/1/30	180,000	178,132
5.15%, due 5/22/34	300,000	299,355
		825,412
	Principal Amount	Value

Trucking & Leasing 0.1%
Penske Truck Leasing Co. LP
5.75%, due 5/24/26 (a)	$ 190,000	$ 191,938
Total Corporate Bonds (Cost $49,836,053)		49,852,889
Foreign Government Bond 0.1%
France 0.1%
Electricite de France SA
5.65%, due 4/22/29 (a)	295,000	301,332
Total Foreign Government Bond (Cost $294,633)		301,332
Mortgage-Backed Securities 0.5%
Agency (Collateralized Mortgage Obligation) 0.2%
FHLMC
REMIC, Series 5425, Class KB
6.00%, due 6/25/54	750,000	752,095
Commercial Mortgage Loans (Collateralized Mortgage Obligation) 0.2%
Citigroup Commercial Mortgage Trust
Series 2020-GC46, Class A5
2.717%, due 2/15/53	500,000	438,695
Whole Loan (Collateralized Mortgage Obligation) 0.1%
BRAVO Residential Funding Trust
Series 2023-NQM8, Class A1
6.394%, due 10/25/63 (a)(e)	402,664	405,916
Total Mortgage-Backed Securities (Cost $1,696,627)		1,596,706
U.S. Government & Federal Agencies 16.1%
United States Treasury Bonds 0.0% ‡
U.S. Treasury Bonds
4.50%, due 11/15/54	30,000	28,603
United States Treasury Notes 16.1%
U.S. Treasury Notes
2.75%, due 6/30/25	2,405,000	2,387,752
4.00%, due 12/15/27	13,700,000	13,594,639
4.125%, due 11/30/31	350,000	342,528
4.25%, due 12/31/26	21,600,000	21,601,775
4.25%, due 11/15/34	2,710,000	2,639,368
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
7

Portfolio of Investments December 31, 2024†^ (continued)
	Principal Amount	Value
U.S. Government & Federal Agencies (continued)
United States Treasury Notes (continued)
U.S. Treasury Notes (continued)
4.375%, due 12/31/29	$ 5,920,000	$ 5,917,026
4.50%, due 12/31/31	10,140,000	10,148,441
		56,631,529
Total U.S. Government & Federal Agencies (Cost $56,760,937)		56,660,132
Total Long-Term Bonds (Cost $111,769,568)		111,585,448

	Shares

Common Stocks 58.1%
Aerospace & Defense 1.5%
BAE Systems plc (United Kingdom)	160,308	2,304,920
L3Harris Technologies, Inc.	14,321	3,011,420
		5,316,340
Air Freight & Logistics 0.9%
United Parcel Service, Inc., Class B	25,929	3,269,647
Automobile Components 0.9%
Gentex Corp.	105,832	3,040,553
Banks 4.7%
JPMorgan Chase & Co.	34,446	8,257,051
M&T Bank Corp.	14,880	2,797,589
PNC Financial Services Group, Inc. (The)	14,031	2,705,878
Regions Financial Corp.	109,444	2,574,123
		16,334,641
Beverages 1.4%
Keurig Dr Pepper, Inc.	84,723	2,721,303
Pernod Ricard SA, Sponsored ADR (France)	92,384	2,076,792
		4,798,095
Biotechnology 1.0%
Gilead Sciences, Inc.	37,750	3,486,968
Building Products 1.6%
Fortune Brands Innovations, Inc.	29,384	2,007,809
Johnson Controls International plc	44,126	3,482,865
		5,490,674
	Shares	Value

Capital Markets 4.7%
Ares Management Corp.	14,698	$ 2,601,987
KKR & Co., Inc.	19,047	2,817,242
LPL Financial Holdings, Inc.	7,291	2,380,584
Morgan Stanley	25,490	3,204,603
Nasdaq, Inc.	30,657	2,370,093
Raymond James Financial, Inc.	19,807	3,076,621
		16,451,130
Chemicals 0.7%
Axalta Coating Systems Ltd. (f)	72,361	2,476,194
Communications Equipment 2.7%
Cisco Systems, Inc.	99,610	5,896,912
F5, Inc. (f)	13,828	3,477,327
		9,374,239
Consumer Staples Distribution & Retail 0.7%
U.S. Foods Holding Corp. (f)	37,072	2,500,877
Diversified Consumer Services 0.6%
H&R Block, Inc.	41,649	2,200,733
Electric Utilities 0.7%
American Electric Power Co., Inc.	26,882	2,479,327
Electrical Equipment 1.1%
Emerson Electric Co.	30,126	3,733,515
Electronic Equipment, Instruments & Components 0.7%
Corning, Inc.	54,030	2,567,506
Entertainment 0.9%
Electronic Arts, Inc.	21,716	3,177,051
Food Products 0.8%
Archer-Daniels-Midland Co.	54,130	2,734,648
Gas Utilities 0.9%
Atmos Energy Corp.	23,564	3,281,758
Ground Transportation 0.6%
Knight-Swift Transportation Holdings, Inc.	40,074	2,125,525

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
8	NYLI VP Balanced Portfolio

	Shares	Value
Common Stocks (continued)
Health Care Equipment & Supplies 1.0%
Boston Scientific Corp. (f)	37,745	$ 3,371,383
Health Care Providers & Services 4.1%
Centene Corp. (f)	57,478	3,482,017
Elevance Health, Inc.	10,234	3,775,323
UnitedHealth Group, Inc.	14,451	7,310,183
		14,567,523
Hotels, Restaurants & Leisure 1.3%
Starbucks Corp.	27,571	2,515,854
Wyndham Hotels & Resorts, Inc.	20,654	2,081,716
		4,597,570
Household Durables 0.5%
Lennar Corp., Class A	13,720	1,870,996
Industrial Conglomerates 0.8%
3M Co.	21,124	2,726,897
Insurance 2.8%
American International Group, Inc.	49,919	3,634,103
Everest Group Ltd.	6,572	2,382,087
MetLife, Inc.	45,686	3,740,770
		9,756,960
Interactive Media & Services 0.8%
Alphabet, Inc., Class C	15,306	2,914,875
IT Services 1.0%
Amdocs Ltd.	39,697	3,379,803
Machinery 0.7%
Middleby Corp. (The) (f)	18,855	2,553,910
Media 0.7%
Omnicom Group, Inc.	28,908	2,487,244
Multi-Utilities 1.8%
Sempra	41,322	3,624,766
WEC Energy Group, Inc.	28,011	2,634,154
		6,258,920
Oil, Gas & Consumable Fuels 4.9%
Antero Resources Corp. (f)	76,389	2,677,434
ConocoPhillips	32,909	3,263,586
	Shares	Value

Oil, Gas & Consumable Fuels (continued)
Coterra Energy, Inc.	106,521	$ 2,720,546
EOG Resources, Inc.	22,038	2,701,418
Hess Corp.	13,541	1,801,088
Marathon Petroleum Corp.	13,100	1,827,450
Phillips 66	2,844	324,017
Targa Resources Corp.	11,435	2,041,148
		17,356,687
Personal Care Products 1.3%
Kenvue, Inc.	110,611	2,361,545
Unilever plc, Sponsored ADR (United Kingdom)	38,995	2,211,016
		4,572,561
Pharmaceuticals 5.2%
AstraZeneca plc, Sponsored ADR (United Kingdom)	44,813	2,936,148
Johnson & Johnson	38,235	5,529,546
Merck & Co., Inc.	32,965	3,279,358
Pfizer, Inc.	158,117	4,194,844
Roche Holding AG	8,157	2,283,210
		18,223,106
Real Estate Management & Development 0.7%
CBRE Group, Inc., Class A (f)	19,776	2,596,391
Semiconductors & Semiconductor Equipment 1.3%
NXP Semiconductors NV (China)	13,417	2,788,723
QUALCOMM, Inc.	12,051	1,851,275
		4,639,998
Software 0.5%
Adobe, Inc. (f)	4,034	1,793,839
Specialized REITs 1.6%
Crown Castle, Inc.	26,500	2,405,140
Gaming and Leisure Properties, Inc.	64,419	3,102,419
		5,507,559
Total Common Stocks (Cost $171,317,762)		204,015,643
Exchange-Traded Funds 6.5%
iShares Intermediate Government/Credit Bond ETF (d)	75,230	7,841,223
iShares Russell 1000 Value ETF	30,890	5,718,665
Vanguard Intermediate-Term Treasury ETF	57,801	3,352,458
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
9

Portfolio of Investments December 31, 2024†^ (continued)
	Shares	Value
Exchange-Traded Funds (continued)
Vanguard Russell 1000 Value (d)	71,403	$ 5,801,494
Total Exchange-Traded Funds (Cost $20,369,946)		22,713,840
Short-Term Investments 2.4%
Affiliated Investment Company 1.1%
NYLI U.S. Government Liquidity Fund, 4.309% (g)	3,730,555	3,730,555
Unaffiliated Investment Company 1.3%
Invesco Government & Agency Portfolio, 4.478% (g)(h)	4,749,681	4,749,681
Total Short-Term Investments (Cost $8,480,236)		8,480,236
Total Investments (Cost $311,937,512)	98.8%	346,795,167
Other Assets, Less Liabilities	1.2	4,190,325
Net Assets	100.0%	$ 350,985,492

†	Percentages indicated are based on Portfolio net assets.
^	Industry classifications may be different than those used for compliance monitoring purposes.
‡	Less than one-tenth of a percent.
(a)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(b)	Floating rate—Rate shown was the rate in effect as of December 31, 2024.
(c)	Fixed to floating rate—Rate shown was the rate in effect as of December 31, 2024.
(d)	All or a portion of this security was held on loan. As of December 31, 2024, the aggregate market value of securities on loan was $7,672,593; the total market value of collateral held by the Portfolio was $7,862,569. The market value of the collateral held included non-cash collateral in the form of U.S. Treasury securities with a value of $3,112,888. The Portfolio received cash collateral with a value of $4,749,681. (See Note 2(I))
(e)	Step coupon—Rate shown was the rate in effect as of December 31, 2024.
(f)	Non-income producing security.
(g)	Current yield as of December 31, 2024.
(h)	Represents a security purchased with cash collateral received for securities on loan.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
10	NYLI VP Balanced Portfolio

Investments in Affiliates (in 000's)
Investments in issuers considered to be affiliate(s) of the Portfolio during the year ended December 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Investment Companies	Value, Beginning of Year	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Year	Dividend Income	Other Distributions	Shares End of Year
NYLI U.S. Government Liquidity Fund	$ 1,725	$ 41,713	$ (39,707)	$ —	$ —	$ 3,731	$ 104	$ —	3,731
Futures Contracts
As of December 31, 2024, the Portfolio held the following futures contracts1:
Type	Number of Contracts	Expiration Date	Value at Trade Date	Current Notional Amount	Unrealized Appreciation (Depreciation)[2]
Long Contracts
U.S. Treasury 5 Year Notes	74	March 2025	$ 7,918,630	$ 7,866,547	$ (52,083)
U.S. Treasury 10 Year Ultra Bonds	7	March 2025	791,943	779,188	(12,755)
Total Long Contracts					(64,838)
Short Contracts
U.S. Treasury 2 Year Notes	(11)	March 2025	(2,261,091)	(2,261,703)	(612)
U.S. Treasury 10 Year Notes	(5)	March 2025	(547,888)	(543,750)	4,138
U.S. Treasury Long Bonds	(2)	March 2025	(233,997)	(227,688)	6,309
U.S. Treasury Ultra Bonds	(4)	March 2025	(496,379)	(475,625)	20,754
Total Short Contracts					30,589
Net Unrealized Depreciation					$ (34,249)

1.	As of December 31, 2024, cash in the amount of $91,290 was on deposit with a broker or futures commission merchant for futures transactions.
2.	Represents the difference between the value of the contracts at the time they were opened and the value as of December 31, 2024.
Abbreviation(s):
ADR—American Depositary Receipt
CLO—Collateralized Loan Obligation
ETF—Exchange-Traded Fund
FHLMC—Federal Home Loan Mortgage Corp.
REIT—Real Estate Investment Trust
REMIC—Real Estate Mortgage Investment Conduit
SOFR—Secured Overnight Financing Rate
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
11

Portfolio of Investments December 31, 2024†^ (continued)
The following is a summary of the fair valuations according to the inputs used as of December 31, 2024, for valuing the Portfolio’s assets and liabilities:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Long-Term Bonds
Asset-Backed Securities	$ —	$ 3,174,389	$ —	$ 3,174,389
Corporate Bonds	—	49,852,889	—	49,852,889
Foreign Government Bond	—	301,332	—	301,332
Mortgage-Backed Securities	—	1,596,706	—	1,596,706
U.S. Government & Federal Agencies	—	56,660,132	—	56,660,132
Total Long-Term Bonds	—	111,585,448	—	111,585,448
Common Stocks
Pharmaceuticals	15,939,896	2,283,210	—	18,223,106
All Other Industries	185,792,537	—	—	185,792,537
Total Common Stocks	201,732,433	2,283,210	—	204,015,643
Exchange-Traded Funds	22,713,840	—	—	22,713,840
Short-Term Investments
Affiliated Investment Company	3,730,555	—	—	3,730,555
Unaffiliated Investment Company	4,749,681	—	—	4,749,681
Total Short-Term Investments	8,480,236	—	—	8,480,236
Total Investments in Securities	232,926,509	113,868,658	—	346,795,167
Other Financial Instruments
Futures Contracts (b)	31,201	—	—	31,201
Total Investments in Securities and Other Financial Instruments	$ 232,957,710	$ 113,868,658	$ —	$ 346,826,368
Liability Valuation Inputs
Other Financial Instruments
Futures Contracts (b)	$ (65,450)	$ —	$ —	$ (65,450)

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.
(b)	The value listed for these securities reflects unrealized appreciation (depreciation) as shown on the Portfolio of Investments.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
12	NYLI VP Balanced Portfolio

Statement of Assets and Liabilities as of December 31, 2024
Assets
Investment in unaffiliated securities, at value (identified cost $308,206,957) including securities on loan of $7,672,593	$343,064,612
Investment in affiliated investment companies, at value (identified cost $3,730,555)	3,730,555
Cash	8,881,627
Cash collateral on deposit at broker for futures contracts	91,290
Due from custodian	413,407
Receivables:
Dividends and interest	1,012,008
Investment securities sold	697,845
Portfolio shares sold	78,854
Securities lending	4,319
Other assets	1,848
Total assets	357,976,365
Liabilities
Cash collateral received for securities on loan	4,749,681
Payables:
Investment securities purchased	1,786,748
Manager (See Note 3)	196,808
Portfolio shares redeemed	140,025
NYLIFE Distributors (See Note 3)	71,089
Professional fees	32,910
Custodian	7,285
Variation margin on futures contracts	5,154
Shareholder communication	567
Trustees	3
Accrued expenses	603
Total liabilities	6,990,873
Net assets	$350,985,492
Composition of Net Assets
Shares of beneficial interest outstanding (par value of $.001 per share) unlimited number of shares authorized	$25,291
Additional paid-in-capital	306,322,963
306,348,254
Total distributable earnings (loss)	44,637,238
Net assets	$350,985,492
Initial Class
Net assets applicable to outstanding shares	$21,400,858
Shares of beneficial interest outstanding	1,521,475
Net asset value per share outstanding	$14.07
Service Class
Net assets applicable to outstanding shares	$329,584,634
Shares of beneficial interest outstanding	23,769,855
Net asset value per share outstanding	$13.87

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
13

Statement of Operations for the year ended December 31, 2024
Investment Income (Loss)
Income
Interest	$5,572,803
Dividends-unaffiliated (net of foreign tax withholding of $32,056)	5,442,466
Dividends-affiliated	103,923
Securities lending, net	69,848
Total income	11,189,040
Expenses
Manager (See Note 3)	2,354,884
Distribution/Service—Service Class (See Note 3)	852,647
Professional fees	89,400
Custodian	29,429
Shareholder communication	13,974
Trustees	8,504
Miscellaneous	18,629
Total expenses	3,367,467
Net investment income (loss)	7,821,573
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Unaffiliated investment transactions	13,244,925
Futures transactions	(173,110)
Foreign currency transactions	(193)
Net realized gain (loss)	13,071,622
Net change in unrealized appreciation (depreciation) on:
Unaffiliated investments	6,268,986
Futures contracts	(155,394)
Translation of other assets and liabilities in foreign currencies	(2,856)
Net change in unrealized appreciation (depreciation)	6,110,736
Net realized and unrealized gain (loss)	19,182,358
Net increase (decrease) in net assets resulting from operations	$27,003,931
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
14	NYLI VP Balanced Portfolio

Statements of Changes in Net Assets
for the years ended December 31, 2024 and December 31, 2023
	2024	2023
Increase (Decrease) in Net Assets
Operations:
Net investment income (loss)	$7,821,573	$8,462,427
Net realized gain (loss)	13,071,622	1,047,595
Net change in unrealized appreciation (depreciation)	6,110,736	15,962,026
Net increase (decrease) in net assets resulting from operations	27,003,931	25,472,048
Distributions to shareholders:
Initial Class	(543,683)	(395,078)
Service Class	(7,888,693)	(5,733,941)
Total distributions to shareholders	(8,432,376)	(6,129,019)
Capital share transactions:
Net proceeds from sales of shares	32,922,171	36,006,032
Net asset value of shares issued to shareholders in reinvestment of distributions	8,432,376	6,129,019
Cost of shares redeemed	(74,251,136)	(85,020,318)
Increase (decrease) in net assets derived from capital share transactions	(32,896,589)	(42,885,267)
Net increase (decrease) in net assets	(14,325,034)	(23,542,238)
Net Assets
Beginning of year	365,310,526	388,852,764
End of year	$350,985,492	$365,310,526
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
15

Financial Highlights selected per share data and ratios
	Year Ended December 31,
Initial Class	2024	2023	2022	2021	2020
Net asset value at beginning of year	$13.37	$12.68	$16.85	$14.83	$14.59
Net investment income (loss) (a)	0.33	0.32	0.26	0.18	0.21
Net realized and unrealized gain (loss)	0.74	0.62	(1.38)	2.36	0.88
Total from investment operations	1.07	0.94	(1.12)	2.54	1.09
Less distributions:
From net investment income	(0.37)	(0.25)	(0.17)	(0.22)	(0.30)
From net realized gain on investments	—	—	(2.88)	(0.30)	(0.55)
Total distributions	(0.37)	(0.25)	(3.05)	(0.52)	(0.85)
Net asset value at end of year	$14.07	$13.37	$12.68	$16.85	$14.83
Total investment return (b)	7.90%	7.55%	(5.74)%	17.29%	7.90%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	2.39%	2.51%	1.73%	1.11%	1.52%
Net expenses (c)	0.69%	0.69%	0.70%	0.72%	0.76%
Portfolio turnover rate	252%	279%	306%	195%	218%
Net assets at end of year (in 000's)	$21,401	$21,527	$20,643	$22,345	$18,533

(a)	Per share data based on average shares outstanding during the year.
(b)	Total return does not reflect any deduction of sales charges, mortality and expense charges, contract charges or administrative charges.
(c)	In addition to the fees and expenses which the Portfolio bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.

	Year Ended December 31,
Service Class	2024	2023	2022	2021	2020
Net asset value at beginning of year	$13.18	$12.50	$16.66	$14.67	$14.43
Net investment income (loss) (a)	0.29	0.29	0.22	0.14	0.17
Net realized and unrealized gain (loss)	0.73	0.60	(1.37)	2.34	0.88
Total from investment operations	1.02	0.89	(1.15)	2.48	1.05
Less distributions:
From net investment income	(0.33)	(0.21)	(0.13)	(0.19)	(0.26)
From net realized gain on investments	—	—	(2.88)	(0.30)	(0.55)
Total distributions	(0.33)	(0.21)	(3.01)	(0.49)	(0.81)
Net asset value at end of year	$13.87	$13.18	$12.50	$16.66	$14.67
Total investment return (b)	7.63%	7.28%	(5.97)%	17.00%	7.63%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	2.14%	2.26%	1.49%	0.86%	1.27%
Net expenses (c)	0.94%	0.94%	0.95%	0.97%	1.01%
Portfolio turnover rate	252%	279%	306%	195%	218%
Net assets at end of year (in 000's)	$329,585	$343,784	$368,209	$392,240	$335,032

(a)	Per share data based on average shares outstanding during the year.
(b)	Total return does not reflect any deduction of sales charges, mortality and expense charges, contract charges or administrative charges.
(c)	In addition to the fees and expenses which the Portfolio bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
16	NYLI VP Balanced Portfolio

Notes to Financial Statements
Note 1–Organization and Business
New York Life Investments VP Funds Trust (the “Fund”) (formerly known as MainStay VP Funds Trust) was organized as a Delaware statutory trust on February 1, 2011. The Fund is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Fund is comprised of thirty-three separate series (collectively referred to as the “Portfolios”). These financial statements and notes relate to the NYLI VP Balanced Portfolio (formerly known as MainStay VP Balanced Portfolio) (the "Portfolio"), a "diversified” portfolio, as that term is defined in the 1940 Act, as interpreted or modified by regulatory authorities having jurisdiction, from time to time.
Shares of the Portfolio are currently offered to certain separate accounts to fund variable annuity policies and variable universal life insurance policies issued by New York Life Insurance and Annuity Corporation (“NYLIAC”), a wholly-owned subsidiary of New York Life Insurance Company (“New York Life”) and may also be offered to fund variable annuity policies and variable universal life insurance policies issued by other insurance companies. NYLIAC allocates shares of the Portfolio to, among others, certain NYLIAC separate accounts. Shares of the Portfolio are also offered to the NYLI VP Conservative Allocation Portfolio, NYLI VP Moderate Allocation Portfolio, NYLI VP Growth Allocation Portfolio and NYLI VP Equity Allocation Portfolio, which operate as “funds-of-funds," and other variable insurance funds.
The following table lists the Portfolio's share classes that have been registered and commenced operations:
Class	Commenced Operations
Initial Class	May 2, 2005
Service Class	May 2, 2005
Shares of the Portfolio are offered and are redeemed at a price equal to their respective net asset value (“NAV”) per share. No sales or redemption charge is applicable to the purchase or redemption of the Portfolio's shares. Under the terms of the Fund’s multiple class plan, adopted pursuant to Rule 18f-3 under the 1940 Act, the classes differ in that, among other things, Service Class shares of the Portfolio pay a combined distribution and service fee of 0.25% of average daily net assets attributable to Service Class shares of the Portfolio to the Distributor (as defined in Note 3(B)) pursuant to a plan adopted in accordance with Rule 12b-1 under the 1940 Act. Contract owners of variable annuity contracts purchased after June 2, 2003, are permitted to invest only in the Service Class shares.
The Portfolio's investment objective is to seek total return.
In this reporting period, the Portfolio adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures ("ASU 2023-07"). Adoption of the new standard impacted financial statement disclosures only and did not affect the Portfolio's financial position or its results of operations. The intent of ASU 2023-07 is, through improved segment disclosures, to enable investors to better understand an entity's overall performance and to assess its potential future cash flows. NYLI Disclosure Committee ("Committee") acts as the Portfolio's chief operating decision maker assessing performance and making decisions about resource allocation. The Committee has determined that the Portfolio has a single operating segment based on the fact that the Committee monitors the operating results of the Portfolio as a whole and the Portfolio's long-term strategic asset allocation is pre-determined in accordance with the terms of its respective prospectus, based on a defined investment strategy which is executed by the Portfolio's portfolio managers as a team. The financial information provided to and reviewed by the Committee is consistent with that presented in the Portfolio's Portfolio of Investments, Statement of Changes in Net Assets and Financial Highlights.
Note 2–Significant Accounting Policies
The Portfolio is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services—Investment Companies. The Portfolio prepares its financial statements in accordance with generally accepted accounting principles (“GAAP”) in the United States of America and follows the significant accounting policies described below.
(A) Securities Valuation.  Investments are usually valued as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time) on each day the Portfolio is open for business ("valuation date").
Pursuant to Rule 2a-5 under the 1940 Act, the Board of Trustees of the Fund (the "Board") has designated New York Life Investment Management LLC (“New York Life Investments” or the "Manager") as its Valuation Designee (the "Valuation Designee"). The Valuation Designee is responsible for performing fair valuations relating to all investments in the Portfolio’s portfolio for which market quotations are not readily available; periodically assessing and managing material valuation risks; establishing and applying fair value methodologies; testing fair valuation methodologies; evaluating and overseeing pricing services; ensuring appropriate segregation of valuation and portfolio management functions; providing quarterly, annual and prompt reporting to the Board, as appropriate; identifying potential conflicts of interest; and maintaining appropriate records. The Valuation Designee has established a valuation committee ("Valuation Committee") to assist in carrying out the Valuation Designee’s responsibilities and establish prices of securities for which market quotations are not readily available. The Portfolio's and the Valuation Designee's policies and procedures ("Valuation Procedures") govern the Valuation Designee’s selection and application of methodologies for determining and calculating the fair value of Portfolio investments. The Valuation Designee may value the Portfolio's portfolio securities for which market quotations are not readily available and other Portfolio assets utilizing inputs from pricing services and other third-party sources. The Valuation Committee meets (in person, via electronic mail or via teleconference) on an ad-hoc basis to determine fair valuations and

17

Notes to Financial Statements (continued)
on a quarterly basis to review fair value events with respect to certain securities for which market quotations are not readily available, including valuation risks and back-testing results, and to preview reports to the Board.
The Valuation Committee establishes prices of securities for which market quotations are not readily available based on such methodologies and measurements on a regular basis after considering information that is reasonably available and deemed relevant by the Valuation Committee. The Board shall oversee the Valuation Designee and review fair valuation materials on a prompt, quarterly and annual basis and approve proposed revisions to the Valuation Procedures.
Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to the Valuation Procedures. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the Portfolio can access at the measurement date, provided that a quotation will not be readily available if it is not reliable. "Fair value" is defined as the price the Portfolio would reasonably expect to receive upon selling an asset or liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the asset or liability. Fair value measurements are determined within a framework that establishes a three-tier hierarchy that maximizes the use of observable market data and minimizes the use of unobservable inputs to establish a classification of fair value measurements for disclosure purposes. "Inputs" refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, such as the risk inherent in a particular valuation technique used to measure fair value using a pricing model and/or the risk inherent in the inputs for the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions market participants would use in pricing the asset or liability based on the information available. The inputs or methodology used for valuing assets or liabilities may not be an indication of the risks associated with investing in those assets or liabilities. The three-tier hierarchy of inputs is summarized below.
•	Level 1—quoted prices (unadjusted) in active markets for an identical asset or liability
•	Level 2—other significant observable inputs (including quoted prices for a similar asset or liability in active markets, interest rates and yield curves, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio's own assumptions about the assumptions that market participants would use in measuring fair value of an asset or liability)
The level of an asset or liability within the fair value hierarchy is based on the lowest level of an input, both individually and in the aggregate, that is significant to the fair value measurement. The aggregate value by input level of the Portfolio’s assets and liabilities as of December 31, 2024, is included at the end of the Portfolio of Investments.
The Portfolio may use third-party vendor evaluations, whose prices may be derived from one or more of the following standard inputs, among others:
• Benchmark yields	• Reported trades
• Broker/dealer quotes	• Issuer spreads
• Two-sided markets	• Benchmark securities
• Bids/offers	• Reference data (corporate actions or material event notices)
• Industry and economic events	• Comparable bonds
• Monthly payment information
An asset or liability for which a market quotation is not readily available is valued by methods deemed reasonable in good faith by the Valuation Committee, following the Valuation Procedures to represent fair value. Under these procedures, the Valuation Designee generally uses a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information. The Valuation Designee may also use an income-based valuation approach in which the anticipated future cash flows of the asset or liability are discounted to calculate fair value. Fair value represents a good faith approximation of the value of a security. Fair value determinations involve the consideration of a number of subjective factors, an analysis of applicable facts and circumstances and the exercise of judgment. As a result, it is possible that the fair value for a security determined in good faith in accordance with the Valuation Procedures may differ from valuations for the same security determined for other funds using their own valuation procedures. Although the Valuation Procedures are designed to value a security at the price the Portfolio may reasonably expect to receive upon the security's sale in an orderly transaction, there can be no assurance that any fair value determination thereunder would, in fact, approximate the amount that the Portfolio would actually realize upon the sale of the security or the price at which the security would trade if a reliable market price were readily available. During the year ended December 31, 2024, there were no material changes to the fair value methodologies.
Securities which may be valued in this manner include, but are not limited to: (i) a security for which trading has been halted or suspended or otherwise does not have a readily available market quotation on a given day; (ii) a debt security that has recently gone into default and for which there is not a current market quotation; (iii) a security of an issuer that has entered into a restructuring; (iv) a security that has been delisted from a national exchange; (v) a security subject to trading collars for which no or limited trading takes place; and (vi) a security whose principal market has been temporarily closed at a time when, under normal conditions, it would be open. Securities valued in this manner are generally categorized as Level 2 or 3 in the hierarchy.
Equity securities, rights and warrants, if applicable, are valued at the last quoted sales prices as of the close of regular trading on the relevant

18	NYLI VP Balanced Portfolio

exchange on each valuation date. Securities that are not traded on the valuation date are valued at the mean of the last quoted bid and ask prices. Prices are normally taken from the principal market in which each security trades. These securities are generally categorized as Level 1 in the hierarchy.
Exchange-traded funds  (“ETFs”) are valued at the last quoted sales prices as of the close of regular trading on the relevant exchange on each valuation date. Securities that are not traded on the valuation date are valued at the mean of the last quoted bid and ask prices. Prices are normally taken from the principal market in which each security trades. These securities are generally categorized as Level 1 in the hierarchy.
Investments in mutual funds, including money market funds, are valued at their respective NAVs at the close of business each day on the valuation date. These securities are generally categorized as Level 1 in the hierarchy.
Futures contracts are valued at the last posted settlement price on the market where such futures are primarily traded. These securities are generally categorized as Level 1 in the hierarchy.
Debt securities (other than convertible and municipal bonds) are valued at the evaluated bid prices (evaluated mean prices in the case of convertible and municipal bonds) supplied by a pricing agent or broker selected by the Valuation Designee, in consultation with the Subadvisors. The evaluations are market-based measurements processed through a pricing application and represents the pricing agent’s good faith determination as to what a holder may receive in an orderly transaction under market conditions. The rules-based logic utilizes valuation techniques that reflect participants’ assumptions and vary by asset class and per methodology, maximizing the use of relevant observable data including quoted prices for similar assets, benchmark yield curves and market corroborated inputs. The evaluated bid or mean prices are deemed by the Valuation Designee, in consultation with the Subadvisors, to be representative of market values at the regular close of trading of the Exchange on each valuation date. Debt securities purchased on a delayed delivery basis are marked to market daily until settlement at the forward settlement date. Debt securities, including corporate bonds, U.S. government and federal agency bonds, municipal bonds, foreign bonds, convertible bonds, asset-backed securities and mortgage-backed securities are generally categorized as Level 2 in the hierarchy.
Temporary cash investments acquired in excess of 60 days to maturity at the time of purchase are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities and ratings), both as furnished by independent pricing services. Temporary cash investments that mature in 60 days or less at the time of purchase ("Short-Term Investments") are valued using the amortized cost method of valuation, unless the use of such method would be inappropriate. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between such cost and the principal on maturity date. Amortized cost approximates the current fair value of a security. Securities valued using the amortized cost method are not valued using quoted prices in an active market and are generally categorized as Level 2 in the hierarchy.
The information above is not intended to reflect an exhaustive list of the methodologies that may be used to value portfolio investments. The Valuation Procedures permit the use of a variety of valuation methodologies in connection with valuing portfolio investments. The methodology used for a specific type of investment may vary based on the market data available or other considerations. The methodologies summarized above may not represent the specific means by which portfolio investments are valued on any particular business day.
(B) Income Taxes.   The Portfolio's policy is to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute all of its taxable income to the shareholders of the Portfolio within the allowable time limits.
The Manager evaluates the Portfolio’s tax positions to determine if the tax positions taken meet the minimum recognition threshold in connection with accounting for uncertainties in income tax positions taken or expected to be taken for the purposes of measuring and recognizing tax liabilities in the financial statements. Recognition of tax benefits of an uncertain tax position is permitted only to the extent the position is “more likely than not” to be sustained assuming examination by taxing authorities. The Manager analyzed the Portfolio's tax positions taken on federal, state and local income tax returns for all open tax years (for up to three tax years) and has concluded that no provisions for federal, state and local income tax are required in the Portfolio's financial statements. The Portfolio's federal, state and local income tax and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state and local departments of revenue.
(C) Dividends and Distributions to Shareholders. Dividends and distributions are recorded on the ex-dividend date. The Portfolio intends to declare and pay dividends from net investment income and distributions from net realized capital and currency gains, if any, at least annually. All dividends and distributions are reinvested at NAV in the same class of shares of the Portfolio. Dividends and distributions to shareholders are determined in accordance with federal income tax regulations and may differ from determinations using GAAP.
(D) Security Transactions and Investment Income.  The Portfolio records security transactions on the trade date. Realized gains and losses on security transactions are determined using the identified cost method. Dividend income is recognized on the ex-dividend date, net of any foreign tax withheld at the source, and interest income is accrued as earned using the effective interest rate method. Distributions received from real estate investment trusts, if applicable, may be classified as dividends, capital gains and/or return of capital. Discounts and premiums on securities purchased for the Portfolio are accreted and amortized, respectively, on the effective interest rate method.
19

Notes to Financial Statements (continued)
Investment income and realized and unrealized gains and losses on investments of the Portfolio are allocated pro rata to the separate classes of shares based upon their relative net assets on the date the income is earned or realized and unrealized gains and losses are incurred.
The Portfolio may place a debt security on non-accrual status and reduce related interest income by ceasing current accruals and writing off all or a portion of any interest receivables when the collection of all or a portion of such interest has become doubtful. A debt security is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.
(E) Expenses.  Expenses of the Fund are allocated to the individual Portfolios in proportion to the net assets of the respective Portfolios when the expenses are incurred, except where direct allocations of expenses can be made. Expenses (other than fees incurred under the distribution and service plans, further discussed in Note 3(B), which are charged directly to the Service Class shares) are allocated to separate classes of shares pro rata based upon their relative net assets on the date the expenses are incurred. The expenses borne by the Portfolio, including those of related parties to the Portfolio, are shown in the Statement of Operations.
Additionally, the Portfolio may invest in ETFs and mutual funds, which are subject to management fees and other fees that may cause the costs of investing in ETFs and mutual funds to be greater than the costs of owning the underlying securities directly. These indirect expenses of ETFs and mutual funds are not included in the amounts shown as expenses in the Statement of Operations or in the expense ratios included in the Financial Highlights.
(F) Use of Estimates.  In preparing financial statements in conformity with GAAP, the Manager makes estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates and assumptions.
(G) Futures Contracts.  A futures contract is an agreement to purchase or sell a specified quantity of an underlying instrument at a specified future date and price, or to make or receive a cash payment based on the value of a financial instrument (e.g., foreign currency, interest rate, security or securities index). The Portfolio is subject to risks such as market price risk, leverage risk, liquidity risk, counterparty risk, operational risk, legal risk and/or interest rate risk in the normal course of investing in these contracts. Upon entering into a futures contract, the Portfolio is required to pledge to the broker or futures commission merchant an amount of cash and/or U.S. government securities equal to a certain percentage of the collateral amount, known as the “initial margin.” During the period the futures contract is open, changes in the value of the contract are recognized as unrealized appreciation or depreciation by marking to market such contract on a daily basis to reflect the market value of the contract at the end of each day’s trading. The Portfolio agrees to receive from or pay to the broker or futures commission merchant an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as
“variation margin.” When the futures contract is closed, the Portfolio records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Portfolio's basis in the contract.
The use of futures contracts involves, to varying degrees, elements of market risk in excess of the amount recognized in the Statement of Assets and Liabilities. The contract or notional amounts and variation margin reflect the extent of the Portfolio's involvement in open futures positions. There are several risks associated with the use of futures contracts as hedging  techniques. There can be no assurance that a liquid market will exist at the time when the Portfolio seeks to close out a futures contract. If no liquid market exists, the Portfolio would remain obligated to meet margin requirements until the position is closed. Futures contracts may involve a small initial investment relative to the risk assumed, which could result in losses greater than if the Portfolio did not invest in futures contracts. Futures contracts may be more volatile than direct investments in the instrument underlying the futures and may not correlate to the underlying instrument, causing a given hedge not to achieve its objectives. The Portfolio's activities in futures contracts have minimal counterparty risk as they are conducted through regulated exchanges that guarantee the futures against default by the counterparty. In the event of a bankruptcy or insolvency of a futures commission merchant that holds margin on behalf of the Portfolio, the Portfolio may not be entitled to the return of the entire margin owed to the Portfolio, potentially resulting in a loss. The Portfolio may invest in futures contracts to seek enhanced returns or to reduce the risk of loss by hedging certain of its holdings. The Portfolio's investment in futures contracts and other derivatives may increase the volatility of the Portfolio's NAVs and may result in a loss to the Portfolio.
(H) Foreign Currency Transactions. The Portfolio's books and records are maintained in U.S. dollars. Prices of securities denominated in foreign currency amounts are translated into U.S. dollars at the mean between the buying and selling rates last quoted by any major U.S. bank at the following dates:
(i) market value of investment securities, other assets and liabilities— at the valuation date; and
(ii) purchases and sales of investment securities, income and expenses—at the date of such transactions.
The assets and liabilities that are denominated in foreign currency amounts are presented at the exchange rates and market values at the close of the period. The realized and unrealized changes in net assets arising from fluctuations in exchange rates and market prices of securities are not separately presented.
Net realized gain (loss) on foreign currency transactions represents net currency gains or losses realized as a result of differences between the amounts of securities sale proceeds or purchase cost, dividends, interest and withholding taxes as recorded on the Portfolio's books, and the U.S. dollar equivalent amount actually received or paid. Net currency gains or losses from valuing such foreign currency denominated assets and

20	NYLI VP Balanced Portfolio

liabilities, other than investments at valuation date exchange rates, are reflected in unrealized foreign exchange gains or losses.
(I) Securities Lending. In order to realize additional income, the Portfolio may engage in securities lending, subject to the limitations set forth in the 1940 Act and relevant guidance by the staff of the Securities and Exchange Commission (“SEC”). If the Portfolio engages in securities lending, the Portfolio will lend through its custodian, JPMorgan Chase Bank, N.A., ("JPMorgan"), acting as securities lending agent on behalf of the Portfolio. Under the current arrangement, JPMorgan will manage the Portfolio's collateral in accordance with the securities lending agency agreement between the Portfolio and JPMorgan, and indemnify the Portfolio against counterparty risk. The loans will be collateralized by cash (which may be invested in a money market fund) and/or non-cash collateral (which may include U.S. Treasury securities and/or U.S. government agency securities issued or guaranteed by the United States government or its agencies or instrumentalities) at least equal at all times to the market value of the securities loaned. Non-cash collateral held at year end is segregated and cannot be transferred by the Portfolio. The Portfolio bears the risk of delay in recovery of, or loss of rights in, the securities loaned. The Portfolio may also record a realized gain or loss on securities deemed sold due to a borrower’s inability to return securities on loan. The Portfolio bears the risk of any loss on investment of cash collateral. The Portfolio will receive compensation for lending its securities in the form of fees or it will retain a portion of interest earned on the investment of any cash collateral. The Portfolio will also continue to receive interest and dividends on the securities loaned and any gain or loss in the market price of the securities loaned that may occur during the term of the loan will be for the account of the Portfolio. Income earned from securities lending activities, if any, is reflected in the Statement of Operations.
(J) Debt Securities Risk.  The ability of issuers of debt securities held by the Portfolio to meet their obligations may be affected by, among other things, economic or political developments in a specific country, industry or region. Debt securities are also subject to the risks associated with changes in interest rates.
Investments in the Portfolio are not guaranteed, even though some of the Portfolio’s underlying investments are guaranteed by the U.S. government or its agencies or instrumentalities. The principal risk of mortgage-related and asset-backed securities is that the underlying debt may be prepaid ahead of schedule, if interest rates fall, thereby reducing the value of the Portfolio’s investment. If interest rates rise, less of the debt may be prepaid and the Portfolio may lose money because the Portfolio may be unable to invest in higher yielding assets. The Portfolio is subject to interest-rate risk and can lose principal value when interest rates rise. Bonds are also subject to credit risk, in which the bond issuer may fail to pay interest and principal in a timely manner.
The Portfolio may invest in foreign debt securities, which carry certain risks that are in addition to the usual risks inherent in domestic instruments. Foreign regulatory regimes and securities markets can have less stringent investor protections and disclosure standards and less liquid trading markets than U.S. regulatory regimes and securities markets, and can experience political, social and economic developments that may affect the value of investments in foreign securities. These risks include those resulting from currency fluctuations, future adverse political or economic developments and possible imposition of currency exchange blockages or other foreign governmental laws or restrictions. Economic sanctions and other similar governmental actions or developments could, among other things, effectively restrict or eliminate the Portfolio’s ability to purchase or sell certain foreign securities or groups of foreign securities, and thus may make the Portfolio’s investments in such securities less liquid or more difficult to value. These risks are likely to be greater in emerging markets than in developed markets. The ability of issuers of debt securities held by the Portfolio to meet their obligations may be affected by, among other things, economic or political developments in a specific country, industry or region.
(K) Indemnifications.  Under the Fund’s organizational documents, its officers and trustees are indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Portfolio enters into contracts with third-party service providers that contain a variety of representations and warranties and that may provide general indemnifications. The Portfolio's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio that have not yet occurred. The Manager believes that the risk of loss in connection with these potential indemnification obligations is remote. However, there can be no assurance that material liabilities related to such obligations will not arise in the future, which could adversely impact the Portfolio.
(L) Quantitative Disclosure of Derivative Holdings. The following tables show additional disclosures related to the Portfolio's derivative and hedging activities, including how such activities are accounted for and their effect on the Portfolio's financial positions, performance and cash flows.
The Portfolio entered into futures contracts in order to hedge against anticipated changes in interest rates that might otherwise have an adverse effect upon the value of the Portfolio’s securities as well as to help manage the duration and yield curve positioning of the portfolio.
Fair value of derivative instruments as of December 31, 2024:
Asset Derivatives	Interest Rate Contracts Risk	Total
Futures Contracts - Net Assets—Net unrealized appreciation on futures contracts (a)	$31,201	$31,201
Total Fair Value	$31,201	$31,201

(a)	Includes cumulative appreciation (depreciation) of futures contracts as reported in the Portfolio of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

21

Notes to Financial Statements (continued)
Liability Derivatives	Interest Rate Contracts Risk	Total
Futures Contracts - Net Assets—Net unrealized depreciation on futures contracts (a)	$(65,450)	$(65,450)
Total Fair Value	$(65,450)	$(65,450)

(a)	Includes cumulative appreciation (depreciation) of futures contracts as reported in the Portfolio of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
The effect of derivative instruments on the Statement of Operations for the year ended December 31, 2024:
Net Realized Gain (Loss) from:	Interest Rate Contracts Risk	Total
Futures Transactions	$(173,110)	$(173,110)
Total Net Realized Gain (Loss)	$(173,110)	$(173,110)

Net Change in Unrealized Appreciation (Depreciation)	Interest Rate Contracts Risk	Total
Futures Contracts	$(155,394)	$(155,394)
Total Net Change in Unrealized Appreciation (Depreciation)	$(155,394)	$(155,394)

Average Notional Amount	Total
Futures Contracts Long	$11,563,747
Futures Contracts Short	$(1,990,549)
Note 3–Fees and Related Party Transactions
(A) Manager and Subadvisors. New York Life Investments, a registered investment adviser and an indirect, wholly-owned subsidiary of New York Life, serves as the Portfolio’s Manager, pursuant to an Amended and Restated Management Agreement (“Management Agreement”). The Manager provides offices, conducts clerical, recordkeeping and bookkeeping services and keeps most of the financial and accounting records required to be maintained by the Portfolio. Except for the portion of salaries and expenses that are the responsibility of the Portfolio, the Manager pays the salaries and expenses of all personnel affiliated with the Portfolio and certain operational expenses of the Portfolio. The Portfolio reimburses New York Life Investments in an amount equal to the portion of the compensation of the Chief Compliance Officer attributable to the Portfolio. Wellington Management Company LLP (“Wellington” or the "Subadvisor”), a registered investment adviser, serves as a Subadvisor to the Portfolio and is responsible for the day-to-day portfolio management of the equity portion of the Portfolio, pursuant to the terms of a Subadvisory Agreement (a “Subadvisory Agreement”) between New York Life Investments and Wellington. NYL Investors LLC (“NYL Investors” or the “Subadvisor,” and, together with Wellington, the “Subadvisors”), a registered investment adviser and a direct, wholly-owned subsidiary of New York Life, serves as a Subadvisor to the Portfolio and is responsible for the day-to-day portfolio management of the fixed-income portion of the Portfolio, pursuant to the terms of a Subadvisory Agreement between New York Life Investments and NYL Investors. New York Life Investments pays for the services of the Subadvisors.
Pursuant to the Management Agreement, the Fund pays the Manager, on behalf of the Portfolio, a monthly fee for the services performed and the facilities furnished at an annual rate of the Portfolio's average daily net assets as follows: 0.65% up to $1 billion; 0.625% from $1 billion to $2 billion; and 0.60% in excess of $2 billion. During the year ended December 31, 2024, the effective management fee rate was 0.65% of the Portfolio's average daily net assets.
During the year ended December 31, 2024, New York Life Investments earned fees from the Portfolio in the amount of $2,354,884 and paid Wellington and NYL Investors fees in the amount of $575,031 and $383,546, respectively.
JPMorgan provides sub-administration and sub-accounting services to the Portfolio pursuant to an agreement with New York Life Investments. These services include calculating the daily NAVs of the Portfolio, maintaining the general ledger and sub-ledger accounts for the calculation of the Portfolio's NAVs, and assisting New York Life Investments in conducting various aspects of the Portfolio's administrative operations. For providing these services to the Portfolio, JPMorgan is compensated by New York Life Investments.
Pursuant to an agreement between the Fund and New York Life Investments, New York Life Investments is responsible for providing or procuring certain regulatory reporting services for the Portfolio. The Portfolio will reimburse New York Life Investments for the actual costs incurred by New York Life Investments in connection with providing or procuring these services for the Portfolio.
(B) Distribution and Service Fees.  The Fund, on behalf of the Portfolio, has entered into a distribution agreement with NYLIFE Distributors LLC (the “Distributor”), an affiliate of New York Life Investments. The Portfolio has adopted a distribution plan (the “Plan”) in accordance with the provisions of Rule 12b-1 under the 1940 Act. Under the Plan, the Distributor has agreed to provide, through its affiliates or independent third parties, various distribution-related, shareholder and administrative support services to the Service Class shareholders. For its services, the Distributor is entitled to a combined distribution and service fee accrued daily and paid monthly at an annual rate of 0.25% of the average daily net assets attributable to the Service Class shares of the Portfolio.

22	NYLI VP Balanced Portfolio

Note 4-Federal Income Tax
As of December 31, 2024, the cost and unrealized appreciation (depreciation) of the Portfolio’s investment portfolio, including applicable derivative contracts and other financial instruments, as determined on a federal income tax basis, were as follows:
	Federal Tax Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Investments in Securities	$314,061,473	$40,449,764	$(7,720,658)	$32,729,106
As of December 31, 2024, the components of accumulated gain (loss) on a tax basis were as follows:
Ordinary Income	Accumulated Capital and Other Gain (Loss)	Other Temporary Differences	Unrealized Appreciation (Depreciation)	Total Accumulated Gain (Loss)
$8,006,196	$3,906,425	$—	$32,724,617	$44,637,238
The difference between book-basis and tax-basis unrealized appreciation (depreciation) is primarily due to wash sale adjustments.
The Portfolio utilized $8,127,093 of capital loss carryforwards during the year ended December 31, 2024.
During the years ended December 31, 2024 and December 31, 2023, the tax character of distributions paid as reflected in the Statements of Changes in Net Assets was as follows:
	2024	2023
Distributions paid from:
Ordinary Income	$8,432,376	$6,129,019
Note 5–Custodian
JPMorgan is the custodian of cash and securities held by the Portfolio. Custodial fees are charged to the Portfolio based on the Portfolio's net assets and/or the market value of securities held by the Portfolio and the number of certain transactions incurred by the Portfolio.
Note 6–Line of Credit
The Portfolio and certain other funds managed by New York Life Investments maintain a line of credit with a syndicate of banks in order to secure a source of funds for temporary purposes to meet unanticipated or excessive redemption requests.
Effective July 23, 2024, under the credit agreement (the “Credit Agreement”), the aggregate commitment amount is $600,000,000 with an additional uncommitted amount of $100,000,000. The commitment fee is an annual rate of 0.15% of the average commitment amount payable quarterly, regardless of usage, to JPMorgan, who serves as the agent to the syndicate. The commitment fee is allocated among the Portfolio and certain other funds managed by New York Life Investments based upon their respective net assets and other factors. Interest on any revolving credit loan is charged based upon the Federal Funds Rate, Daily Simple Secured Overnight Financing Rate ("SOFR") + 0.10%, or the Overnight Bank Funding Rate, whichever is higher. The Credit Agreement expires on July 22, 2025, although the Portfolio, certain other funds managed by New York Life Investments and the syndicate of banks may renew the Credit Agreement for an additional year on the same or different terms or enter into a credit agreement with a different syndicate of banks. Prior to July 23, 2024, the aggregate commitment amount and the commitment fee were the same as those under the current Credit Agreement. During the year ended December 31, 2024, there were no borrowings made or outstanding with respect to the Portfolio under the Credit Agreement.
Note 7–Interfund Lending Program
Pursuant to an exemptive order issued by the SEC, the Portfolio, along with certain other funds managed by New York Life Investments, may participate in an interfund lending program. The interfund lending program provides an alternative credit facility that permits the Portfolio and certain other funds managed by New York Life Investments to lend or borrow money for temporary purposes directly to or from one another, subject to the conditions of the exemptive order. During the year ended December 31, 2024, there were no interfund loans made or outstanding with respect to the Portfolio.
Note 8–Purchases and Sales of Securities (in 000’s)
During the year ended December 31, 2024, purchases and sales of U.S. government securities were $742,226 and $750,846, respectively. Purchases and sales of securities, other than U.S. government securities and short-term securities, were $135,564 and $162,621, respectively.
Note 9–Capital Share Transactions
Transactions in capital shares for the years ended December 31, 2024 and December 31, 2023, were as follows:
Initial Class	Shares	Amount
Year ended December 31, 2024:
Shares sold	82,576	$1,146,473
Shares issued to shareholders in reinvestment of distributions	38,116	543,683
Shares redeemed	(209,191)	(2,873,049)
Net increase (decrease)	(88,499)	$(1,182,893)
Year ended December 31, 2023:
Shares sold	106,155	$1,368,105
Shares issued to shareholders in reinvestment of distributions	31,674	395,078
Shares redeemed	(155,604)	(1,992,822)
Net increase (decrease)	(17,775)	$(229,639)

23

Notes to Financial Statements (continued)
Service Class	Shares	Amount
Year ended December 31, 2024:
Shares sold	2,328,716	$31,775,698
Shares issued to shareholders in reinvestment of distributions	560,723	7,888,693
Shares redeemed	(5,194,251)	(71,378,087)
Net increase (decrease)	(2,304,812)	$(31,713,696)
Year ended December 31, 2023:
Shares sold	2,737,109	$34,637,927
Shares issued to shareholders in reinvestment of distributions	465,935	5,733,941
Shares redeemed	(6,574,265)	(83,027,496)
Net increase (decrease)	(3,371,221)	$(42,655,628)
Note 10–Recent Accounting Pronouncement
In December 2023, the FASB issued Accounting Standard Update No. 2023-09, Income Taxes (ASC 740) Improvements to Income Tax Disclosures (“ASU 2023-09”). The primary purpose of the amendments within ASU 2023-09 is to enhance the transparency and decision usefulness of income tax disclosures primarily related to the rate reconciliation table and income taxes paid information. The amendments in ASU 2023-09 require that public business entities on an annual basis (1) disclose specific categories in the rate reconciliation and (2) provide additional information for reconciling items that meet a quantitative threshold. In addition, the amendments in this ASU 2023-09 require that all entities disclose on an annual basis taxes paid disaggregated by; federal, state, foreign, and jurisdiction (when income taxes paid is equal to or greater than five percent of total income taxes paid). The amendments in ASU 2023-09 are effective for public business entities beginning after December 15, 2024. Early adoption is permitted for annual financial statements that have not yet been issued or made available for issuance. The amendments in ASU 2023-09 should be applied on a prospective basis. Retrospective application is permitted. Management is currently assessing the impact this standard will have on our financial statements as well as the method by which we will adopt the new standard. The Adviser does not expect the guidance to have a material impact to the Portfolio.
Note 11–Subsequent Events
In connection with the preparation of the financial statements of the Portfolio for the year ended December 31, 2024, events and transactions subsequent to December 31, 2024, through the date the financial statements were issued, have been evaluated by the Manager for possible adjustment and/or disclosure. No subsequent events requiring financial statement adjustment or disclosure have been identified.
24	NYLI VP Balanced Portfolio

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of New York Life Investments VP Funds Trust (formerly known as MainStay VP Funds Trust) and Shareholders of NYLI VP Balanced Portfolio (formerly known as MainStay VP Balanced Portfolio)
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of NYLI VP Balanced Portfolio (one of the portfolios constituting New York Life Investments VP Funds Trust, referred to hereafter as the “Portfolio”) as of December 31, 2024, the related statement of operations for the year ended December 31, 2024, the statements of changes in net assets for each of the two years in the period ended December 31, 2024, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2024 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Portfolio as of December 31, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2024 and the financial highlights for each of the five years in the period ended December 31, 2024 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Portfolio’s management. Our responsibility is to express an opinion on the Portfolio’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Portfolio in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2024 by correspondence with the custodian, transfer agents and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
New York, New York
February 21, 2025
We have served as the auditor of one or more investment companies in the New York Life Investments group of funds since 1984.
25

Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
Included in the Statement of Operations within the Portfolio’s Financial Statements.
26

Statement Regarding Basis for Approval of Investment Advisory Agreement and Subadvisory Agreements
The continuation of the Management Agreement with respect to each series (“Portfolio”) of the New York Life Investments VP Funds Trust (“Trust”) and New York Life Investment Management LLC (“New York Life Investments”) and each of the Subadvisory Agreements between New York Life Investments and each of American Century Investment Management, Inc., Brown Advisory LLC, Candriam, CBRE Investment Management Listed Real Assets LLC, Epoch Investment Partners, Inc., FIAM LLC, Janus Henderson Investors US LLC, MacKay Shields LLC, Newton Investment Management North America, LLC, NYL Investors LLC, Pacific Investment Management Company LLC, PineStone Asset Management Inc., Segall Bryant & Hamill, LLC, Wellington Management Company LLP and Winslow Capital Management, LLC (together, “Subadvisors”)1 with respect to the applicable Portfolio(s) (together, “Advisory Agreements”) is subject to annual review and approval by the Board of Trustees of the Trust (“Board”) in accordance with Section 15 of the Investment Company Act of 1940, as amended (“1940 Act”).  At its December 3–4, 2024 meeting, the Board, including the Trustees who are not an “interested person” (as such term is defined in the 1940 Act) of the Trust (“Independent Trustees”) voting separately, unanimously approved the continuation of each of the Advisory Agreements for each applicable Portfolio for a one-year period.
In reaching the decision to approve the continuation of each of the Advisory Agreements, the Board considered information and materials furnished by New York Life Investments and each Subadvisor in connection with an annual contract review process undertaken by the Board that took place at meetings of the Board and its Contracts Committee from September 2024 through December 2024, including information and materials furnished by New York Life Investments and each Subadvisor in response to requests prepared on behalf of the Board, and in consultation with the Independent Trustees, by independent legal counsel to the Independent Trustees, which encompassed a variety of topics, including those summarized below.  Information and materials requested by and furnished to the Board for consideration in connection with the contract review process included, among other items, reports on each Portfolio and “peer funds” prepared by Institutional Shareholder Services Inc. (“ISS”), an independent third-party service provider engaged by the Board to report objectively on each Portfolio’s investment performance, management fee and total expenses.  The Board also considered information on the fees charged to other investment advisory clients of New York Life Investments and/or each applicable Subadvisor that follow investment strategies similar to those of each Portfolio, if any, and, when applicable, the rationale for differences in each Portfolio’s management and subadvisory fees, as applicable, and the fees charged to those other investment advisory clients.  In addition, the Board considered information regarding the legal standards and fiduciary obligations applicable to its consideration of the continuation of each of the Advisory Agreements.  The contract review process, including the structure and format for information and materials provided to the Board, has been developed in consultation with the Board.  The Independent
Trustees also met in executive sessions with their independent legal counsel and, for portions thereof, with senior management of New York Life Investments.
The Board’s deliberations with respect to the continuation of each of the Advisory Agreements reflect a year-long process, and the Board also took into account information furnished to the Board and its Committees throughout the year, as deemed relevant and appropriate by the Trustees, including, among other items, reports on investment performance of each Portfolio and investment-related matters for each Portfolio as well as presentations from New York Life Investments and, generally annually, personnel of each Subadvisor.  In addition, the Board took into account other information provided by New York Life Investments throughout the year, including, among other items, periodic reports on legal and compliance matters, risk management, portfolio turnover, brokerage commissions and non-advisory services provided to each Portfolio by New York Life Investments, as deemed relevant and appropriate by the Trustees.
In addition to information provided to the Board throughout the year, the Board received information in connection with its June 2024 meeting provided specifically in response to requests prepared on behalf of the Board, and in consultation with the Independent Trustees, by independent legal counsel to the Independent Trustees regarding each Portfolio’s distribution arrangements.  In addition, the Board received information regarding each Portfolio’s asset levels, share purchase and redemption activity and the payment of Rule 12b-1 and/or certain other fees by the applicable share class(es) of each applicable Portfolio, among other information.
In considering the continuation of each of the Advisory Agreements, the Trustees reviewed and evaluated the information and factors they believed to reasonably be necessary and appropriate in light of legal advice furnished to them by independent legal counsel to the Independent Trustees and through the exercise of their own business judgment.  Although individual Trustees may have weighed certain factors or information differently and the Board did not consider any single factor or information controlling in reaching its decision, the factors that figured prominently in the Board’s consideration of the continuation of each of the Advisory Agreements with respect to each applicable Portfolio are summarized in more detail below and include, among other factors: (i) the nature, extent and quality of the services provided to the Portfolio by New York Life Investments and the Subadvisor(s), if applicable; (ii) the qualifications of the portfolio manager(s) of the Portfolio and the historical investment performance of the Portfolio, New York Life Investments and, if applicable, the Subadvisor(s); (iii) the costs of the services provided, and profits realized, by New York Life Investments and the Subadvisor(s), if applicable, with respect to their relationships with the Portfolio; (iv) the extent to which economies of scale have been realized or may be realized if the Portfolio grows and the extent to which any economies of scale have been shared, have benefited or may benefit the Portfolio’s

27

shareholders; and (v) the reasonableness of the Portfolio’s management and, if applicable, subadvisory fees and total ordinary operating expenses.  Although the Board recognized that comparisons between each Portfolio’s fees and expenses and those of other funds are imprecise given different terms of agreements, variations in fund strategies and other factors, the Board considered the reasonableness of each Portfolio’s management fee and total ordinary operating expenses as compared to peer funds identified by ISS.  Throughout their considerations, the Trustees acknowledged the commitment of New York Life Investments and its affiliates to serve the New York Life Investments Group of Funds, as well as their capacity, experience, resources, financial stability and reputations.  The Trustees also acknowledged the entrepreneurial and other risks assumed by New York Life Investments in sponsoring and managing each Portfolio.  With respect to the Subadvisory Agreements, the Board took into account New York Life Investments’ recommendation to approve the continuation of each of the Subadvisory Agreements.
The Trustees noted that, throughout the year, the Trustees are afforded an opportunity to ask questions of, and request additional information or materials from, New York Life Investments and each Subadvisor.  The Board’s decision with respect to each of the Advisory Agreements may have also been based, in part, on the Board’s knowledge of New York Life Investments and each Subadvisor resulting from, among other things, the Board’s consideration of each of the Advisory Agreements in prior years, the advisory agreements for other funds in the New York Life Investments Group of Funds, the Board’s review throughout the year of the performance and operations of other funds in the New York Life Investments Group of Funds and each Trustee’s business judgment and industry experience.  In addition to considering the above-referenced factors, the Board observed that in the marketplace, notably under variable life insurance policies and variable annuity contracts for which each Portfolio serves as an investment option, there are a range of investment options available to investors and that each Portfolio’s shareholders, having had the opportunity to consider other investment options, have invested in the Portfolio.
The factors that figured prominently in the Board’s decision to approve the continuation of each of the Advisory Agreements during the Board’s December 3-4, 2024 meeting are summarized in more detail below.  The Board considered on a Portfolio-by-Portfolio basis the factors and information deemed relevant and appropriate by the Trustees to evaluate the continuation of each of the Advisory Agreements, and the Board’s decision was made separately with respect to each Portfolio.
Nature, Extent and Quality of Services Provided by New York Life Investments and the Subadvisors
The Board examined the nature, extent and quality of the services that New York Life Investments provides to each Portfolio.  The Board evaluated New York Life Investments’ experience and capabilities in serving as manager of each Portfolio and considered that each Portfolio with one or more Subadvisors operates in a “manager-of-managers” structure.  The Board also considered New York Life Investments’
responsibilities and services provided pursuant to this structure, including overseeing the services provided by each Subadvisor, evaluating the performance of each Subadvisor, making recommendations to the Board as to whether each Subadvisory Agreement should be renewed, modified or terminated and periodically reporting to the Board regarding the results of New York Life Investments’ evaluation and monitoring functions.  The Board noted that New York Life Investments manages other mutual funds, serves a variety of other investment advisory clients, including other pooled investment vehicles, and has experience overseeing mutual fund service providers, including subadvisors.  The Board considered the experience of senior personnel at New York Life Investments providing management and administrative and other non-advisory services to each Portfolio.  The Board observed that New York Life Investments devotes significant resources and time to providing management and administrative and other non-advisory services to each Portfolio, including, for Portfolios with one or more Subadvisors, New York Life Investments’ oversight and due diligence reviews of each Subadvisor and ongoing analysis of, and interactions with, each Subadvisor with respect to, among other things, the applicable Portfolio’s or Portfolios’ investment performance and risks as well as each Subadvisor’s investment capabilities and subadvisory services with respect to the applicable Portfolio(s).
The Board also considered the range of services that New York Life Investments provides to each Portfolio under the terms of the Management Agreement, including: (i) fund accounting and ongoing supervisory services provided by New York Life Investments’ Fund Administration and Accounting Group; (ii) investment supervisory and analytical services provided by New York Life Investments’ Investment Consulting Group; (iii) compliance services provided by the Trust’s Chief Compliance Officer as well as New York Life Investments’ compliance department; (iv) legal services provided by New York Life Investments’ Office of the General Counsel; and (v) risk management monitoring and analysis by compliance and investment personnel.  In addition, the Board considered New York Life Investments’ willingness to invest in personnel and other resources, such as cyber security, information security and business continuity planning, that may benefit each Portfolio and noted that New York Life Investments is responsible for compensating the Trust’s officers, except for a portion of the salary of the Trust’s Chief Compliance Officer.  The Board recognized that New York Life Investments provides certain other non-advisory services to each Portfolio and has over time provided an increasingly broad array of non-advisory services to the New York Life Investments Group of Funds as a result of regulatory and other developments.
The Board also examined the range, and the nature, extent and quality, of the investment advisory services that New York Life Investments and each Subadvisor provides to the applicable Portfolio(s) and considered the terms of each of the Advisory Agreements.  The Board evaluated New York Life Investments’ and each Subadvisor’s experience and performance in serving as investment adviser or subadvisor, respectively, to the applicable Portfolio(s) and advising other portfolios and New York Life Investments’ and each Subadvisor’s track record and experience in
28

providing investment advisory services as well as the experience of investment advisory and other senior personnel at New York Life Investments and each Subadvisor.  The Board considered New York Life Investments’ and each Subadvisor’s overall resources, legal and compliance environment, capabilities, reputation, financial condition and history.  In addition to information provided in connection with quarterly meetings with the Trust’s Chief Compliance Officer, the Board considered information regarding the compliance policies and procedures of New York Life Investments and each Subadvisor.  The Board also considered New York Life Investments’ and each Subadvisor’s ability to recruit and retain qualified investment professionals and willingness to invest in personnel and other resources that may benefit the applicable Portfolio(s).  In this regard, the Board considered the qualifications and experience of each Portfolio’s portfolio manager(s), the number of accounts managed by the portfolio manager(s) and the method for compensating the portfolio manager(s).
Because the NYLI VP Conservative Allocation Portfolio, NYLI VP Moderate Allocation Portfolio, NYLI VP Growth Allocation Portfolio and NYLI VP Equity Allocation Portfolio (together, the “Allocation Portfolios”) invest substantially all their assets in other funds advised by New York Life Investments or its affiliates, the Board considered information from New York Life Investments regarding the investment rationale and process for the allocation among and selection of the underlying funds in which the Allocation Portfolios invest.
In addition, the Board considered information provided by New York Life Investments and each Subadvisor regarding their respective business continuity and disaster recovery plans.
Based on these considerations, among others, the Board concluded that each Portfolio would likely continue to benefit from the nature, extent and quality of these services.
Investment Performance
In evaluating each Portfolio’s investment performance, the Board considered investment performance results over various periods in light of each Portfolio’s investment objective and strategies.  The Board considered investment reports on, and analysis of, each Portfolio’s performance provided to the Board throughout the year, including each Portfolio’s investment performance compared to each Portfolio’s relevant benchmark(s).  With respect to each of the NYLI VP Hedge Multi-Strategy Portfolio and the NYLI VP S&P 500 Index Portfolio, the Board also considered information regarding the Portfolio’s tracking error relative to its benchmark(s). The Board also considered information provided by ISS showing the investment performance of each Portfolio as compared to peer funds.
The Board also took into account its discussions with senior management at New York Life Investments concerning each Portfolio’s investment performance over various periods as well as discussions between a representative(s) of each Subadvisor and the members of the Board’s Investment Committee, which generally occur on an annual basis. The
Board also took into account the following considerations with respect to certain Portfolios:
1. In considering the investment performance of the NYLI VP American Century Sustainable Equity Portfolio, the Board noted that the Portfolio underperformed its peer funds for the one-, five- and ten-year periods ended July 31, 2024, and performed favorably relative to its peer funds for the three-year period ended July 31, 2024.  The Board considered its discussions with representatives from New York Life Investments and American Century Investment Management, Inc. regarding the Portfolio’s investment performance.
2. In considering the investment performance of the NYLI VP Balanced Portfolio, the Board noted that the Portfolio underperformed its peer funds for the one-year period ended July 31, 2024, performed in line with its peer funds for the five- and ten-year periods ended July 31, 2024, and performed favorably relative to its peer funds for the three-year period ended July 31, 2024.  The Board considered its discussions with representatives from New York Life Investments, NYL Investors LLC and Wellington Management Company LLP regarding the Portfolio’s investment performance.
3. In considering the investment performance of the NYLI VP Bond Portfolio, the Board noted that the Portfolio underperformed its peer funds for the three- and five-year periods ended July 31, 2024, and performed in line with its peer funds for the one- and ten-year periods ended July 31, 2024.  The Board considered its discussions with representatives from New York Life Investments and NYL Investors LLC regarding the Portfolio’s investment performance.
4. In considering the investment performance of the NYLI VP Candriam Emerging Markets Equity Portfolio, the Board noted that the Portfolio underperformed its peer funds for the three-, five- and ten-year periods ended July 31, 2024, and performed in line with its peer funds for the one-year period ended July 31, 2024.  The Board considered its discussions with representatives from New York Life Investments and Candriam regarding the Portfolio’s investment performance.
5. In considering the investment performance of the NYLI VP CBRE Global Infrastructure Portfolio, the Board noted that the Portfolio underperformed its peer funds for the five-year period ended July 31, 2024, and performed in line with its peer funds for the one- and three-year periods ended July 31, 2024.  The Board considered its discussions with representatives from New York Life Investments and CBRE Investment Management Listed Real Assets LLC regarding the Portfolio’s investment performance.
6. In considering the investment performance of the NYLI VP Hedge Multi-Strategy Portfolio, the Board noted that the Portfolio underperformed its peer funds for the three-, five- and ten-year periods ended July 31, 2024, and performed in line with its peer funds for the one-year period ended July 31, 2024.  The Board considered its discussions with representatives from New York Life Investments regarding the Portfolio’s investment performance.
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7. In considering the investment performance of the NYLI VP MacKay U.S. Infrastructure Bond Portfolio, the Board noted that the Portfolio underperformed its peer funds for the one-, five- and ten-year periods ended July 31, 2024, and performed favorably relative to its peer funds for the three-year period ended July 31, 2024.  The Board considered its discussions with representatives from New York Life Investments and MacKay Shields LLC regarding the Portfolio’s investment performance.
8. In considering the investment performance of the NYLI VP PineStone International Equity Portfolio, the Board noted that the Portfolio underperformed its peer funds for the one-, three-, five- and ten-year periods ended July 31, 2024.  The Board considered its discussions with representatives from New York Life Investments and PineStone Asset Management Inc. regarding the Portfolio’s investment performance.
9. With respect to the NYLI VP Schroders Mid Cap Opportunities Portfolio, the Board considered its discussions with representatives from New York Life Investments regarding the Portfolio’s investment performance and the Board’s approval of a new subadvisory agreement between New York Life Investments and Schroder Investment Management North America Inc. with respect to the Portfolio and approval to reposition the Portfolio, effective August 12, 2024.
10. In considering the investment performance of the NYLI VP Wellington Small Cap Portfolio, the Board noted that the Portfolio underperformed its peer funds for the three- and five-year periods ended July 31, 2024, and performed favorably relative to its peer funds for the one-year period ended July 31, 2024.  The Board considered its discussions with representatives from New York Life Investments and Wellington Management Company LLP regarding the Portfolio’s investment performance.
Based on these considerations, among others, the Board concluded that its review of each Portfolio’s investment performance and related information supported a determination to approve the continuation of each of the Advisory Agreements.
Costs of the Services Provided, and Profits and Other Benefits Realized, by New York Life Investments and the Subadvisors
Portfolios with Affiliated Subadvisors
The Board considered the costs of the services provided under each of the Advisory Agreements.  The Board also considered the profitability of New York Life Investments and its affiliates, including each Affiliated Subadvisor, due to their relationships with the applicable Portfolio(s) as well as of New York Life Investments and its affiliates due to their relationships with the New York Life Investments Group of Funds.  Because each Affiliated Subadvisor is an affiliate of New York Life Investments whose subadvisory fee is paid by New York Life Investments, not the applicable Portfolio(s), the Board considered cost and profitability information for New York Life Investments and each Affiliated Subadvisor in the aggregate.
In addition, the Board acknowledged the difficulty in obtaining reliable comparative data about mutual fund managers’ profitability because such information generally is not publicly available and may be impacted by numerous factors, including the structure of a fund manager’s organization, the types of funds it manages, the methodology used to allocate certain fixed costs to specific funds and the manager’s capital structure and costs of capital.
In evaluating the costs of the services provided by New York Life Investments and each Affiliated Subadvisor, and profitability of New York Life Investments and its affiliates, including each Affiliated Subadvisor, due to their relationships with the applicable Portfolio(s), the Board considered, among other factors, New York Life Investments’ and its affiliates’, including each Affiliated Subadvisor’s, continuing investments in, or willingness to invest in, personnel and other resources that may support and further enhance the management of such Portfolio(s), and that New York Life Investments is responsible for paying the subadvisory fee for such Portfolio(s).  The Board also considered the financial resources of New York Life Investments and each Affiliated Subadvisor and acknowledged that New York Life Investments and each Affiliated Subadvisor must be in a position to recruit and retain experienced professional personnel and to maintain a strong financial position for New York Life Investments and each Affiliated Subadvisor to continue to provide high-quality services to the applicable Portfolio(s).  The Board recognized that each Portfolio benefits from the allocation of certain fixed costs among the funds in the New York Life Investments Group of Funds, among other expected benefits resulting from its relationship with New York Life Investments.
The Board considered information regarding New York Life Investments’ methodology for calculating profitability and allocating costs provided by New York Life Investments in connection with the fund profitability analysis presented to the Board.  The Board concluded that New York Life Investments’ methods for allocating costs and procedures for estimating overall profitability of the relationship with the funds in the New York Life Investments Group of Funds were reasonable.  The Board recognized the difficulty in calculating and evaluating a manager’s profitability with respect to each Portfolio and considered that other profitability methodologies may also be reasonable.
The Board also considered certain fall-out benefits that may be realized by New York Life Investments and its affiliates, including each Affiliated Subadvisor, due to their relationships with the applicable Portfolio(s), including reputational and other indirect benefits.  The Board recognized, for example, the benefits to certain Affiliated Subadvisors from legally permitted “soft-dollar” arrangements by which brokers provide research and other services to each such Affiliated Subadvisor in exchange for commissions paid by the applicable Portfolio(s) with respect to trades in such Portfolio(s)’s portfolio securities.  In addition, except with respect to the NYLI VP U.S. Government Money Market Portfolio, the Board considered its review of the management agreement for a money market fund advised by New York Life Investments and an Affiliated Subadvisor that serves as an investment option for each Portfolio, including the potential rationale for and costs associated with investments in this money market fund by each Portfolio, if any, and considered information from New York Life Investments that the nature and type of specific
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investment advisory services provided to this money market fund are distinct from, or in addition to, the investment advisory services provided to each Portfolio.  In addition, the Board considered the potential dividend received tax deduction for insurance company affiliates of New York Life Investments from each Portfolio’s securities lending activity.
The Board noted that each Portfolio serves as an investment option primarily under variable contracts issued by affiliates of New York Life Investments that would receive fees under those contracts.  The Board observed that, in addition to fees earned by New York Life Investments under the Management Agreement for managing each Portfolio, New York Life Investments’ affiliates also earn revenues from serving each Portfolio in various other capacities, including as each Portfolio’s distributor, and insurance companies affiliated with New York Life Investments would be entitled to receive fees from each applicable Portfolio under a distribution and service plan adopted pursuant to Rule 12b-1 under the 1940 Act.  The Board considered information about these other revenues in the context of the profitability of the relationship with each Portfolio to New York Life Investments and its affiliates.  The Board noted that, although it assessed the overall profitability of the relationship with each Portfolio to New York Life Investments and its affiliates as part of the contract review process, when considering the reasonableness of the fee paid to New York Life Investments under the Management Agreement, the Board considered the profitability of New York Life Investments’ relationship with each Portfolio on a pre-tax basis and without regard to distribution expenses incurred by New York Life Investments from its own resources.
After evaluating the information deemed relevant by the Trustees, the Board concluded that any profits realized by New York Life Investments and its affiliates, including each Affiliated Subadvisor, due to their relationships with the applicable Portfolio(s) were not excessive and other expected benefits that may accrue to New York Life Investments and its affiliates, including each Affiliated Subadvisor, are reasonable.
Portfolios with one or more Unaffiliated Subadvisors (except for the NYLI VP Dimensional U.S. Equity Portfolio and NYLI VP Schroders Mid Cap Opportunities Portfolio)
The Board considered the costs of the services provided under each of the Advisory Agreements.  The Board also considered the profitability of New York Life Investments and its affiliates and each Unaffiliated Subadvisor due to their relationships with the applicable Portfolio(s) as well as of New York Life Investments and its affiliates due to their relationships with the New York Life Investments Group of Funds.  With respect to the profitability of each Unaffiliated Subadvisor’s relationship with the applicable Portfolio(s), the Board considered information from New York Life Investments that each Unaffiliated Subadvisor’s subadvisory fee reflected an arm’s-length negotiation and that this fee is paid by New York Life Investments, not the applicable Portfolio(s), and the relevance of each Unaffiliated Subadvisor’s profitability was considered by the Trustees in that context.  On this basis, the Board primarily considered the costs and profitability for New York Life Investments and its affiliates with respect to the applicable Portfolio(s).
In addition, the Board acknowledged the difficulty in obtaining reliable comparative data about mutual fund managers’ profitability because such information generally is not publicly available and may be impacted by numerous factors, including the structure of a fund manager’s organization, the types of funds it manages, the methodology used to allocate certain fixed costs to specific funds and the manager’s capital structure and costs of capital.
In evaluating the costs of the services provided by New York Life Investments and each Unaffiliated Subadvisor, and profitability of New York Life Investments and its affiliates and each Unaffiliated Subadvisor due to their relationships with the applicable Portfolio(s), the Board considered, among other factors, New York Life Investments’ and its affiliates’ and each Unaffiliated Subadvisor’s continuing investments in, or willingness to invest in, personnel and other resources that may support and further enhance the management of such Portfolio(s), and that New York Life Investments is responsible for paying the subadvisory fee for such Portfolio(s).  The Board also considered the financial resources of New York Life Investments and each Unaffiliated Subadvisor and acknowledged that New York Life Investments and each Unaffiliated Subadvisor must be in a position to recruit and retain experienced professional personnel and to maintain a strong financial position for New York Life Investments and the Unaffiliated Subadvisor to continue to provide high-quality services to the applicable Portfolio(s).  The Board recognized that each Portfolio benefits from the allocation of certain fixed costs among the funds in the New York Life Investments Group of Funds, among other expected benefits resulting from its relationship with New York Life Investments.
The Board considered information regarding New York Life Investments’ methodology for calculating profitability and allocating costs provided by New York Life Investments in connection with the fund profitability analysis presented to the Board.  The Board concluded that New York Life Investments’ methods for allocating costs and procedures for estimating overall profitability of the relationship with the funds in the New York Life Investments Group of Funds were reasonable.  The Board recognized the difficulty in calculating and evaluating a manager’s profitability with respect to each Portfolio and considered that other profitability methodologies may also be reasonable.
The Board also considered certain fall-out benefits that may be realized by New York Life Investments and its affiliates and each Unaffiliated Subadvisor and its affiliates due to their relationships with the applicable Portfolio(s), including reputational and other indirect benefits.  The Board recognized, for example, the benefits to certain Unaffiliated Subadvisors from legally permitted “soft-dollar” arrangements by which brokers provide research and other services to each such Unaffiliated Subadvisor in exchange for commissions paid by the applicable Portfolio(s) with respect to trades in such Portfolio(s)’s portfolio securities.  In this regard, the Board also requested and considered information from New York Life Investments concerning other material business relationships between each Unaffiliated Subadvisor and its affiliates and New York Life Investments and its affiliates. The Board further considered the existence of a strategic partnership between New York Life Investments and each of
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CBRE Investment Management Listed Real Assets LLC, Epoch Investment Partners, Inc., PineStone Asset Management Inc., Wellington Management Company LLP and Winslow Capital Management, LLC that relates to certain current and future products and represents a potential conflict of interest associated with New York Life Investments’ recommendation to approve the continuation of the applicable Subadvisory Agreements. In addition, the Board considered its review of the management agreement for a money market fund advised by New York Life Investments and an Affiliated Subadvisor that serves as an investment option for each Portfolio, including the potential rationale for and costs associated with investments in this money market fund by each Portfolio, if any, and considered information from New York Life Investments that the nature and type of specific investment advisory services provided to this money market fund are distinct from, or in addition to, the investment advisory services provided to each Portfolio.  In addition, the Board considered the potential dividend received tax deduction for insurance company affiliates of New York Life Investments from each Portfolio’s securities lending activity.
The Board noted that each Portfolio serves as an investment option primarily under variable contracts issued by affiliates of New York Life Investments that would receive fees under those contracts.  The Board observed that, in addition to fees earned by New York Life Investments under the Management Agreement for managing each Portfolio, New York Life Investments’ affiliates also earn revenues from serving each Portfolio in various other capacities, including as each Portfolio’s distributor, and insurance companies affiliated with New York Life Investments would be entitled to receive fees from each Portfolio under a distribution and service plan adopted pursuant to Rule 12b-1 under the 1940 Act.  The Board considered information about these other revenues in the context of the profitability of the relationship with each Portfolio to New York Life Investments and its affiliates.  The Board noted that, although it assessed the overall profitability of the relationship with each Portfolio to New York Life Investments and its affiliates as part of the contract review process, when considering the reasonableness of the fee paid to New York Life Investments under the Management Agreement, the Board considered the profitability of New York Life Investments’ relationship with each Portfolio on a pre-tax basis and without regard to distribution expenses incurred by New York Life Investments from its own resources.
After evaluating the information deemed relevant by the Trustees, the Board concluded that any profits realized by New York Life Investments and its affiliates due to their relationships with the applicable Portfolio(s) were not excessive, other expected benefits that may accrue to New York Life Investments and its affiliates are reasonable and other expected benefits that may accrue to each Unaffiliated Subadvisor and its affiliates are consistent with those expected for a subadvisor to a mutual fund.  With respect to each Unaffiliated Subadvisor, the Board considered that any profits realized by such Unaffiliated Subadvisor due to its relationship with the applicable Portfolio(s) are the result of arm’s-length negotiations between New York Life Investments and such Unaffiliated Subadvisor, acknowledging that any such profits are based on the subadvisory fee paid to such Unaffiliated Subadvisor by New York Life Investments, not the applicable Portfolio(s).
Allocation Portfolios, NYLI VP Dimensional U.S. Equity Portfolio, NYLI VP Hedge Multi-Strategy Portfolio, NYLI VP Schroders Mid Cap Opportunities Portfolio and NYLI VP S&P 500 Index Portfolio
The Board considered the costs of the services provided under the Management Agreement.  The Board also considered the profitability of New York Life Investments and its affiliates due to their relationships with each Portfolio as well as of New York Life Investments and its affiliates due to their relationships with the New York Life Investments Group of Funds.
In addition, the Board acknowledged the difficulty in obtaining reliable comparative data about mutual fund managers’ profitability because such information generally is not publicly available and may be impacted by numerous factors, including the structure of a fund manager’s organization, the types of funds it manages, the methodology used to allocate certain fixed costs to specific funds and the manager’s capital structure and costs of capital.
In evaluating the costs of the services provided by New York Life Investments, and profitability of New York Life Investments and its affiliates due to their relationships with each Portfolio, the Board considered, among other factors, New York Life Investments’ and its affiliates’ continuing investments in, or willingness to invest in, personnel and other resources that may support and further enhance the management of each Portfolio.  The Board also considered the financial resources of New York Life Investments and acknowledged that New York Life Investments must be in a position to recruit and retain experienced professional personnel and to maintain a strong financial position for New York Life Investments to continue to provide high-quality services to each Portfolio.  The Board recognized that each Portfolio benefits from the allocation of certain fixed costs among the funds in the New York Life Investments Group of Funds, among other expected benefits resulting from its relationship with New York Life Investments.
The Board considered information regarding New York Life Investments’ methodology for calculating profitability and allocating costs provided by New York Life Investments in connection with the fund profitability analysis presented to the Board.  The Board concluded that New York Life Investments’ methods for allocating costs and procedures for estimating overall profitability of the relationship with the funds in the New York Life Investments Group of Funds were reasonable.  The Board recognized the difficulty in calculating and evaluating a manager’s profitability with respect to each Portfolio and considered that other profitability methodologies may also be reasonable.
The Board also considered certain fall-out benefits that may be realized by New York Life Investments and its affiliates due to their relationships with each Portfolio, including reputational and other indirect benefits.  In addition, the Board considered its review of the management agreement for a money market fund advised by New York Life Investments and an Affiliated Subadvisor that serves as an investment option for each
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Portfolio, including the potential rationale for and costs associated with investments in this money market fund by each Portfolio, if any, and considered information from New York Life Investments that the nature and type of specific investment advisory services provided to this money market fund are distinct from, or in addition to, the investment advisory services provided to each Portfolio.  In addition, the Board considered the potential dividend received tax deduction for insurance company affiliates of New York Life Investments from each Portfolio’s securities lending activity.
The Board noted that each Portfolio serves as an investment option primarily under variable contracts issued by affiliates of New York Life Investments that would receive fees under those contracts.  The Board observed that, in addition to fees earned by New York Life Investments under the Management Agreement for managing each Portfolio, New York Life Investments’ affiliates also earn revenues from serving each Portfolio in various other capacities, including as each Portfolio’s distributor, and insurance companies affiliated with New York Life Investments would be entitled to receive fees from each Portfolio under a distribution and service plan adopted pursuant to Rule 12b-1 under the 1940 Act.  The Board considered information about these other revenues in the context of the profitability of the relationship with each Portfolio to New York Life Investments and its affiliates.  The Board noted that, although it assessed the overall profitability of the relationship with each Portfolio to New York Life Investments and its affiliates as part of the contract review process, when considering the reasonableness of the fee paid to New York Life Investments under the Management Agreement, the Board considered the profitability of New York Life Investments’ relationship with each Portfolio on a pre-tax basis and without regard to distribution expenses incurred by New York Life Investments from its own resources.
The Board noted that the Allocation Portfolios do not pay a management fee for the allocation and other management services provided by New York Life Investments under the Management Agreement but that shareholders of the Allocation Portfolios indirectly pay their pro rata share of the fees and expenses of the underlying funds in which the Allocation Portfolios invest.  The Board considered that the Allocation Portfolios’ investments in underlying funds managed by New York Life Investments or its affiliates indirectly benefit New York Life Investments or its affiliates.  The Board noted that it considers the profits realized by New York Life Investments and its affiliates with respect to the underlying New York Life Investments Funds as part of the annual contract review process for those funds.
After evaluating the information deemed relevant by the Trustees, the Board concluded that any profits realized by New York Life Investments and its affiliates due to their relationships with each Portfolio were not excessive.
Management and Subadvisory Fees and Total Ordinary Operating Expenses
The Board evaluated the reasonableness of the fee paid under each of the Advisory Agreements and each Portfolio’s total ordinary operating expenses.  With respect to the management fee and subadvisory fee for each Portfolio with one of more Subadvisors, the Board primarily considered the reasonableness of the management fee paid by the Portfolio to New York Life Investments because the subadvisory fee paid to each Subadvisor is paid by New York Life Investments, not the Portfolio.  The Board also considered the reasonableness of the subadvisory fee paid by New York Life Investments and the amount of the management fee retained by New York Life Investments with respect to each Portfolio with one or more Subadvisors.
In assessing the reasonableness of each Portfolio’s fees and expenses, the Board primarily considered comparative data provided by ISS on the fees and expenses of similar mutual funds managed by other investment advisers.  The Board considered New York Life Investments’ process for monitoring and addressing potential conflicts of interest in the selection of underlying funds.  In addition, the Board considered information provided by New York Life Investments and each Subadvisor on fees charged to other investment advisory clients, including institutional separate accounts and/or other funds, that follow investment strategies similar to those of the applicable Portfolio(s), if any.  The Board considered the contractual management fee schedule for each Portfolio as compared to those for such other investment advisory clients, taking into account the rationale for differences in fee schedules.  The Board also took into account information provided by New York Life Investments about the more extensive scope of services provided to registered investment companies, such as each Portfolio, as compared with other investment advisory clients.  Additionally, the Board considered the impact of contractual breakpoints, voluntary waivers and/or expense limitation arrangements, as applicable, on each Portfolio’s net management fee and expenses.  The Board also considered that in proposing fees for each Portfolio, New York Life Investments considers the competitive marketplace for mutual funds.
The Board also took into account the following considerations with respect to certain Portfolios:
1. With respect to the NYLI VP CBRE Global Infrastructure Portfolio, the Board considered its discussions with representatives from New York Life Investments regarding the total net expenses paid by the Portfolio.
2. With respect to the NYLI VP Winslow Large Cap Growth Portfolio, the Board considered its discussions with representatives from New York Life Investments regarding the management fee paid by the Portfolio.
3. With respect to the NYLI VP Hedge Multi-Strategy Portfolio, the Board considered its discussions with representatives from New York Life Investments regarding the management fee paid by the Portfolio.
Because the Allocation Portfolios do not pay a management fee to New York Life Investments, the Board considered the reasonableness of fees and expenses the Allocation Portfolios indirectly pay by investing in underlying funds that charge a management fee.  Additionally, because the Allocation Portfolios invest substantially all their assets in other funds advised by New York Life Investments or its affiliates, the Board also considered information provided by New York Life Investments regarding the fees and expenses associated with the Allocation Portfolios’
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investments in other funds, including New York Life Investments’ finding that the applicable Allocation Portfolio’s fees and expenses do not duplicate the fees and expenses of the corresponding acquired fund (when required by Rule 12d1-4 under the 1940 Act).   Because the NYLI VP Hedge Multi-Strategy Portfolio invests primarily in ETFs, the Board also considered information provided by New York Life Investments regarding the fees and expenses associated with the Portfolio’s investments in ETFs, including New York Life Investments’ finding that the Portfolio’s fees and expenses do not duplicate the fees and expenses of the corresponding acquired ETF (when required by Rule 12d1-4 under the 1940 Act).
Additionally, with respect to the NYLI VP MacKay Convertible Portfolio, the Board noted that NYLIM Service Company LLC, an affiliate of New York Life Investments, serves as the transfer agent and dividend disbursing agent for the Service Class and Service 2 Class Shares of the Portfolio but that the Service Class and Service 2 Class Shares do not incur any fees for these services.
The Board further noted that, in certain prior years, New York Life Investments had provided support to the NYLI VP Government U.S. Money Market Portfolio in the form of voluntary waivers and/or reimbursements of fees and expenses in order to maintain a positive yield.
Based on the factors outlined above, among other considerations, the Board concluded that each Portfolio’s management fee and total ordinary operating expenses are within a range that is competitive and support a conclusion that these fees and expenses are reasonable.
Economies of Scale
The Board considered information regarding economies of scale, including whether economies of scale may exist with respect to each Portfolio and whether each Portfolio’s management fee and expense structure permits economies of scale, if any, to be appropriately shared with each Portfolio’s shareholders.  The Board also considered a report from New York Life Investments, previously prepared at the request of the Board, that addressed economies of scale, including with respect to the mutual fund business generally, and the various ways in which the benefits of economies of scale may be shared with the funds in the New York Life Investments Group of Funds.  Although the Board recognized the difficulty of determining economies of scale with precision, the Board acknowledged that economies of scale may be shared with each Portfolio in a number of ways, including, for example, through the imposition of fee breakpoints, initially setting management fee rates at scale or making additional investments to enhance the services provided to each Portfolio.  The Board reviewed information from New York Life Investments showing how each Portfolio’s management fee schedule compared to fee schedules of other funds and accounts managed by New York Life Investments.  The Board also reviewed information from ISS showing how each Portfolio’s management fee schedule compared with fees paid for similar services by peer funds at varying asset levels.  The Board noted that the Allocation Portfolios do not pay a management fee and that the Board separately considers economies of scale as part of its review of the management agreements of underlying New York Life Investments Funds in which the Allocation Portfolios invest and the benefit of any breakpoints in the management fee schedules for the underlying New York Life Investments Funds would pass through to shareholders of the Allocation Portfolios at the specified levels of underlying New York Life Investments Fund assets.
Based on this information, the Board concluded that economies of scale, if any, are appropriately shared for the benefit of each Portfolio’s shareholders through the Portfolio’s management fee and expense structure and other methods to share benefits from economies of scale.
Conclusion
On the basis of the information and factors summarized above, among other information and factors deemed relevant by the Trustees, and the evaluation thereof on a Portfolio-by-Portfolio basis, the Board, including the Independent Trustees voting separately, unanimously voted to approve the continuation of each of the Advisory Agreements for each applicable Portfolio.
1    Candriam, MacKay Shields LLC and NYL Investors LLC are referred to herein as the “Affiliated Subadvisors.” American Century Investment Management, Inc., Brown Advisory LLC, CBRE Investment Management Listed Real Assets LLC, Epoch Investment Partners, Inc., FIAM LLC, Janus Henderson Investors US LLC, Newton Investment Management North America, LLC, Pacific Investment Management Company LLC, PineStone Asset Management Inc., Segall Bryant & Hamill, LLC, Wellington Management Company LLP and Winslow Capital Management, LLC are referred to herein as the “Unaffiliated Subadvisors.”
“New York Life Investments” is both a service mark, and the common trade name, of certain investment advisors affiliated with New York Life Insurance Company. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
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NYLI VP CBRE Global Infrastructure Portfolio
(formerly known as MainStay VP CBRE Global Infrastructure Portfolio)

Annual Report - Financial Statements and Other Information
December 31, 2024

Portfolio of Investments December 31, 2024†^
	Shares	Value
Common Stocks 98.4%
Brazil 0.8%
Rumo SA (Transportation)	93,616	$ 270,306
Canada 6.1%
Canadian Pacific Kansas City Ltd. (Transportation)	3,151	228,151
Pembina Pipeline Corp. (Midstream / Pipelines)	27,019	998,281
TC Energy Corp. (Midstream / Pipelines)	16,642	775,573
		2,002,005
China 2.4%
Beijing Enterprises Holdings Ltd. (Utilities)	58,195	200,061
China Resources Gas Group Ltd. (Utilities)	97,307	385,262
Jiangsu Expressway Co. Ltd., Class H (Transportation)	178,185	196,845
		782,168
France 2.8%
Vinci SA (Transportation)	9,078	937,900
Germany 0.8%
E.ON SE (Utilities)	22,698	264,290
Hong Kong 1.6%
CLP Holdings Ltd. (Utilities)	62,932	529,116
Italy 3.6%
Enel SpA (Utilities)	139,135	995,219
Infrastrutture Wireless Italiane SpA (Communications)	19,280	195,971
		1,191,190
Japan 2.8%
East Japan Railway Co. (Transportation)	40,100	708,187
West Japan Railway Co. (Transportation)	11,248	198,658
		906,845
Mexico 1.6%
Grupo Aeroportuario del Pacifico SAB de CV, Class B (Transportation)	18,165	319,323
Grupo Aeroportuario del Sureste SAB de CV, Class B (Transportation)	8,583	220,093
		539,416
New Zealand 1.4%
Auckland International Airport Ltd. (Transportation)	95,643	465,557
	Shares	Value

Spain 7.9%
Aena SME SA (Transportation)	4,718	$ 964,721
Cellnex Telecom SA (Communications)	19,205	606,951
Ferrovial SE (Transportation)	20,192	849,185
Iberdrola SA (Utilities)	13,654	188,108
		2,608,965
Switzerland 1.3%
Flughafen Zurich AG (Registered) (Transportation)	1,745	417,971
United Kingdom 4.1%
National Grid plc (Utilities)	32,814	390,259
Pennon Group plc (Utilities)	49,698	369,257
Severn Trent plc (Utilities)	18,790	589,962
		1,349,478
United States 61.2%
AES Corp. (The) (Utilities)	68,496	881,544
American Tower Corp. (Communications)	3,916	718,234
Atmos Energy Corp. (Utilities)	8,176	1,138,671
California Water Service Group (Utilities)	9,364	424,470
CMS Energy Corp. (Utilities)	15,028	1,001,616
Consolidated Edison, Inc. (Utilities)	5,846	521,639
Constellation Energy Corp. (Utilities)	3,345	748,310
CSX Corp. (Transportation)	46,494	1,500,361
Equinix, Inc. (Communications)	1,084	1,022,093
Essential Utilities, Inc. (Utilities)	21,672	787,127
Evergy, Inc. (Utilities)	14,032	863,670
NextEra Energy, Inc. (Utilities)	3,824	274,143
NiSource, Inc. (Utilities)	15,790	580,440
Norfolk Southern Corp. (Transportation)	3,922	920,493
OGE Energy Corp. (Utilities)	11,248	463,980
ONEOK, Inc. (Midstream / Pipelines)	6,527	655,311
PG&E Corp. (Utilities)	68,725	1,386,870
Portland General Electric Co. (Utilities)	10,415	454,302
PPL Corp. (Utilities)	35,550	1,153,952
Sempra (Utilities)	5,626	493,513
Targa Resources Corp. (Midstream / Pipelines)	7,820	1,395,870
WEC Energy Group, Inc. (Utilities)	15,682	1,474,735
Williams Cos., Inc. (The) (Midstream / Pipelines)	6,108	330,565
Xcel Energy, Inc. (Utilities)	15,175	1,024,616
		20,216,525
Total Common Stocks (Cost $29,439,422)		32,481,732

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
3

Portfolio of Investments December 31, 2024†^ (continued)
	Shares	Value
Short-Term Investment 1.5%
Affiliated Investment Company 1.5%
United States 1.5%
NYLI U.S. Government Liquidity Fund, 4.309% (a)	488,590	$ 488,590
Total Short-Term Investment (Cost $488,590)		488,590
Total Investments (Cost $29,928,012)	99.9%	32,970,322
Other Assets, Less Liabilities	0.1	47,493
Net Assets	100.0%	$ 33,017,815

†	Percentages indicated are based on Portfolio net assets.
^	Industry and country classifications may be different than those used for compliance monitoring purposes.
(a)	Current yield as of December 31, 2024.
Investments in Affiliates (in 000's)
Investments in issuers considered to be affiliate(s) of the Portfolio during the year ended December 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Investment Companies	Value, Beginning of Year	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Year	Dividend Income	Other Distributions	Shares End of Year
NYLI U.S. Government Liquidity Fund	$ 97	$ 10,041	$ (9,649)	$ —	$ —	$ 489	$ 13	$ —	489
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
4	NYLI VP CBRE Global Infrastructure Portfolio

The following is a summary of the fair valuations according to the inputs used as of December 31, 2024, for valuing the Portfolio’s assets:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Common Stocks
Brazil	$ —	$ 270,306	$ —	$ 270,306
Germany	—	264,290	—	264,290
Italy	—	1,191,190	—	1,191,190
Japan	—	906,845	—	906,845
Switzerland	—	417,971	—	417,971
All Other Countries	29,431,130	—	—	29,431,130
Total Common Stocks	29,431,130	3,050,602	—	32,481,732
Short-Term Investment
Affiliated Investment Company	488,590	—	—	488,590
Total Investments in Securities	$ 29,919,720	$ 3,050,602	$ —	$ 32,970,322

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.
The table below sets forth the diversification of the Portfolio’s investments by sector.
Sector Diversification
	Value	Percent †^
Utilities	$17,585,132	53.3%
Transportation	8,197,751	24.8
Midstream / Pipelines	4,155,600	12.6
Communications	2,543,249	7.7
	32,481,732	98.4
Short-Term Investment	488,590	1.5
Other Assets, Less Liabilities	47,493	0.1
Net Assets	$33,017,815	100.0%

†	Percentages indicated are based on Portfolio net assets.

^	Industry and country classifications may be different than those used for compliance monitoring purposes.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
5

Statement of Assets and Liabilities as of December 31, 2024
Assets
Investment in unaffiliated securities, at value (identified cost $29,439,422)	$32,481,732
Investment in affiliated investment companies, at value (identified cost $488,590)	488,590
Cash	40,840
Cash denominated in foreign currencies (identified cost $1,614)	1,539
Due from custodian	15,216
Receivables:
Dividends	73,733
Portfolio shares sold	24,831
Investment securities sold	20,058
Securities lending	647
Other assets	122
Total assets	33,147,308
Liabilities
Payables:
Professional fees	29,610
Portfolio shares redeemed	29,214
Shareholder communication	24,416
Manager (See Note 3)	15,891
Investment securities purchased	15,216
Custodian	8,096
NYLIFE Distributors (See Note 3)	6,511
Trustees	10
Accrued expenses	529
Total liabilities	129,493
Net assets	$33,017,815
Composition of Net Assets
Shares of beneficial interest outstanding (par value of $.001 per share) unlimited number of shares authorized	$4,494
Additional paid-in-capital	65,689,890
65,694,384
Total distributable earnings (loss)	(32,676,569)
Net assets	$33,017,815
Initial Class
Net assets applicable to outstanding shares	$2,671,456
Shares of beneficial interest outstanding	358,983
Net asset value per share outstanding	$7.44
Service Class
Net assets applicable to outstanding shares	$30,346,359
Shares of beneficial interest outstanding	4,134,656
Net asset value per share outstanding	$7.34

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
6	NYLI VP CBRE Global Infrastructure Portfolio

Statement of Operations for the year ended December 31, 2024
Investment Income (Loss)
Income
Dividends-unaffiliated (net of foreign tax withholding of $54,625)	$999,284
Dividends-affiliated	12,632
Securities lending, net	3,078
Total income	1,014,994
Expenses
Manager (See Note 3)	283,898
Distribution/Service—Service Class (See Note 3)	77,365
Professional fees	62,228
Custodian	33,070
Shareholder communication	2,100
Trustees	799
Miscellaneous	3,448
Total expenses before waiver/reimbursement	462,908
Expense waiver/reimbursement from Manager (See Note 3)	(68,242)
Net expenses	394,666
Net investment income (loss)	620,328
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Unaffiliated investment transactions	900,697
Foreign currency transactions	(11,709)
Net realized gain (loss)	888,988
Net change in unrealized appreciation (depreciation) on:
Unaffiliated investments	954,178
Translation of other assets and liabilities in foreign currencies	(1,041)
Net change in unrealized appreciation (depreciation)	953,137
Net realized and unrealized gain (loss)	1,842,125
Net increase (decrease) in net assets resulting from operations	$2,462,453
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
7

Statements of Changes in Net Assets
for the years ended December 31, 2024 and December 31, 2023
	2024	2023
Increase (Decrease) in Net Assets
Operations:
Net investment income (loss)	$620,328	$709,142
Net realized gain (loss)	888,988	(271,345)
Net change in unrealized appreciation (depreciation)	953,137	875,435
Net increase (decrease) in net assets resulting from operations	2,462,453	1,313,232
Distributions to shareholders:
Initial Class	(56,843)	(40,585)
Service Class	(634,394)	(502,552)
Total distributions to shareholders	(691,237)	(543,137)
Capital share transactions:
Net proceeds from sales of shares	6,719,094	8,530,228
Net asset value of shares issued to shareholders in reinvestment of distributions	691,237	543,137
Cost of shares redeemed	(10,913,503)	(8,984,738)
Increase (decrease) in net assets derived from capital share transactions	(3,503,172)	88,627
Net increase (decrease) in net assets	(1,731,956)	858,722
Net Assets
Beginning of year	34,749,771	33,891,049
End of year	$33,017,815	$34,749,771
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
8	NYLI VP CBRE Global Infrastructure Portfolio

Financial Highlights selected per share data and ratios
	Year Ended December 31,
Initial Class	2024	2023	2022	2021	2020
Net asset value at beginning of year	$7.06	$6.92	$7.47	$6.48	$8.01
Net investment income (loss) (a)	0.15	0.16	0.13	0.15	0.03
Net realized and unrealized gain (loss)	0.40	0.10	(0.58)	0.84	(1.08)
Total from investment operations	0.55	0.26	(0.45)	0.99	(1.05)
Less distributions:
From net investment income	(0.17)	(0.12)	(0.10)	—	(0.48)
Net asset value at end of year	$7.44	$7.06	$6.92	$7.47	$6.48
Total investment return (b)	7.86%	4.06%	(5.99)%	15.28%(c)	(12.81)%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	2.07%	2.32%	1.87%	2.08%	0.41%
Net expenses (d)	0.95%	0.95%	0.95%	0.95%	1.05%
Expenses (before waiver/reimbursement) (d)	1.16%	1.09%	1.13%	1.32%	1.44%
Portfolio turnover rate	83%	41%	54%	43%	163%
Net assets at end of year (in 000's)	$2,671	$2,439	$2,111	$1,899	$1,022

(a)	Per share data based on average shares outstanding during the year.
(b)	Total return does not reflect any deduction of sales charges, mortality and expense charges, contract charges or administrative charges.
(c)	Total investment return may reflect adjustments to conform to generally accepted accounting principles.
(d)	In addition to the fees and expenses which the Portfolio bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.

	Year Ended December 31,
Service Class	2024	2023	2022	2021	2020
Net asset value at beginning of year	$6.96	$6.83	$7.38	$6.42	$7.93
Net investment income (loss) (a)	0.13	0.14	0.11	0.12	0.04
Net realized and unrealized gain (loss)	0.41	0.10	(0.58)	0.84	(1.09)
Total from investment operations	0.54	0.24	(0.47)	0.96	(1.05)
Less distributions:
From net investment income	(0.16)	(0.11)	(0.08)	—	(0.46)
Net asset value at end of year	$7.34	$6.96	$6.83	$7.38	$6.42
Total investment return (b)	7.59%	3.80%	(6.22)%	14.95%(c)	(13.03)%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	1.84%	2.08%	1.60%	1.79%	0.62%
Net expenses (d)	1.20%	1.20%	1.20%	1.20%	1.52%
Expenses (before waiver/reimbursement) (d)	1.40%	1.34%	1.38%	1.60%	1.95%
Portfolio turnover rate	83%	41%	54%	43%	163%
Net assets at end of year (in 000's)	$30,346	$32,310	$31,780	$24,941	$20,041

(a)	Per share data based on average shares outstanding during the year.
(b)	Total return does not reflect any deduction of sales charges, mortality and expense charges, contract charges or administrative charges.
(c)	Total investment return may reflect adjustments to conform to generally accepted accounting principles.
(d)	In addition to the fees and expenses which the Portfolio bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
9

Notes to Financial Statements
Note 1–Organization and Business
New York Life Investments VP Funds Trust (the “Fund”) (formerly known as MainStay VP Funds Trust) was organized as a Delaware statutory trust on February 1, 2011. The Fund is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Fund is comprised of thirty-three separate series (collectively referred to as the “Portfolios”). These financial statements and notes relate to the NYLI VP CBRE Global Infrastructure Portfolio (formerly known as MainStay VP CBRE Global Infrastructure Portfolio) (the "Portfolio"), a "non-diversified” portfolio, as that term is defined in the 1940 Act, as interpreted or modified by regulatory authorities having jurisdiction, from time to time. However, due to its principal investment strategies and investment processes, the Portfolio has historically operated as a "diversified" portfolio. Therefore, the Portfolio will not operate as "non-diversified" portfolio without first obtaining shareholder approval.
Shares of the Portfolio are currently offered to certain separate accounts to fund variable annuity policies and variable universal life insurance policies issued by New York Life Insurance and Annuity Corporation (“NYLIAC”), a wholly-owned subsidiary of New York Life Insurance Company (“New York Life”) and may also be offered to fund variable annuity policies and variable universal life insurance policies issued by other insurance companies. NYLIAC allocates shares of the Portfolio to, among others, certain NYLIAC separate accounts. Shares of the Portfolio are also offered to the NYLI VP Conservative Allocation Portfolio, NYLI VP Moderate Allocation Portfolio, NYLI VP Growth Allocation Portfolio and NYLI VP Equity Allocation Portfolio, which operate as “funds-of-funds," and other variable insurance funds.
The following table lists the Portfolio's share classes that have been registered and commenced operations:
Class	Commenced Operations
Initial Class	May 1, 2015
Service Class	May 1, 2015
Shares of the Portfolio are offered and are redeemed at a price equal to their respective net asset value (“NAV”) per share. No sales or redemption charge is applicable to the purchase or redemption of the Portfolio's shares. Under the terms of the Fund’s multiple class plan, adopted pursuant to Rule 18f-3 under the 1940 Act, the classes differ in that, among other things, Service Class shares of the Portfolio pay a combined distribution and service fee of 0.25% of average daily net assets attributable to Service Class shares of the Portfolio to the Distributor (as defined in Note 3(B)) pursuant to a plan adopted in accordance with Rule 12b-1 under the 1940 Act. Contract owners of variable annuity contracts purchased after June 2, 2003, are permitted to invest only in the Service Class shares.
The Portfolio's investment objective is to seek total return.
In this reporting period, the Portfolio adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to
Reportable Segment Disclosures ("ASU 2023-07"). Adoption of the new standard impacted financial statement disclosures only and did not affect the Portfolio's financial position or its results of operations. The intent of ASU 2023-07 is, through improved segment disclosures, to enable investors to better understand an entity's overall performance and to assess its potential future cash flows. NYLI Disclosure Committee ("Committee") acts as the Portfolio's chief operating decision maker assessing performance and making decisions about resource allocation. The Committee has determined that the Portfolio has a single operating segment based on the fact that the Committee monitors the operating results of the Portfolio as a whole and the Portfolio's long-term strategic asset allocation is pre-determined in accordance with the terms of its respective prospectus, based on a defined investment strategy which is executed by the Portfolio's portfolio managers as a team. The financial information provided to and reviewed by the Committee is consistent with that presented in the Portfolio's Portfolio of Investments, Statement of Changes in Net Assets and Financial Highlights.
Note 2–Significant Accounting Policies
The Portfolio is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services—Investment Companies. The Portfolio prepares its financial statements in accordance with generally accepted accounting principles (“GAAP”) in the United States of America and follows the significant accounting policies described below.
(A) Securities Valuation.  Investments are usually valued as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time) on each day the Portfolio is open for business ("valuation date").
Pursuant to Rule 2a-5 under the 1940 Act, the Board of Trustees of the Fund (the "Board") has designated New York Life Investment Management LLC (“New York Life Investments” or the "Manager") as its Valuation Designee (the "Valuation Designee"). The Valuation Designee is responsible for performing fair valuations relating to all investments in the Portfolio’s portfolio for which market quotations are not readily available; periodically assessing and managing material valuation risks; establishing and applying fair value methodologies; testing fair valuation methodologies; evaluating and overseeing pricing services; ensuring appropriate segregation of valuation and portfolio management functions; providing quarterly, annual and prompt reporting to the Board, as appropriate; identifying potential conflicts of interest; and maintaining appropriate records. The Valuation Designee has established a valuation committee ("Valuation Committee") to assist in carrying out the Valuation Designee’s responsibilities and establish prices of securities for which market quotations are not readily available. The Portfolio's and the Valuation Designee's policies and procedures ("Valuation Procedures") govern the Valuation Designee’s selection and application of methodologies for determining and calculating the fair value of Portfolio investments. The Valuation Designee may value the Portfolio's portfolio

10	NYLI VP CBRE Global Infrastructure Portfolio

securities for which market quotations are not readily available and other Portfolio assets utilizing inputs from pricing services and other third-party sources. The Valuation Committee meets (in person, via electronic mail or via teleconference) on an ad-hoc basis to determine fair valuations and on a quarterly basis to review fair value events with respect to certain securities for which market quotations are not readily available, including valuation risks and back-testing results, and to preview reports to the Board.
The Valuation Committee establishes prices of securities for which market quotations are not readily available based on such methodologies and measurements on a regular basis after considering information that is reasonably available and deemed relevant by the Valuation Committee. The Board shall oversee the Valuation Designee and review fair valuation materials on a prompt, quarterly and annual basis and approve proposed revisions to the Valuation Procedures.
Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to the Valuation Procedures. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the Portfolio can access at the measurement date, provided that a quotation will not be readily available if it is not reliable. "Fair value" is defined as the price the Portfolio would reasonably expect to receive upon selling an asset or liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the asset or liability. Fair value measurements are determined within a framework that establishes a three-tier hierarchy that maximizes the use of observable market data and minimizes the use of unobservable inputs to establish a classification of fair value measurements for disclosure purposes. "Inputs" refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, such as the risk inherent in a particular valuation technique used to measure fair value using a pricing model and/or the risk inherent in the inputs for the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions market participants would use in pricing the asset or liability based on the information available. The inputs or methodology used for valuing assets or liabilities may not be an indication of the risks associated with investing in those assets or liabilities. The three-tier hierarchy of inputs is summarized below.
•	Level 1—quoted prices (unadjusted) in active markets for an identical asset or liability
•	Level 2—other significant observable inputs (including quoted prices for a similar asset or liability in active markets, interest rates and yield curves, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio's own assumptions about the assumptions that market participants would use in measuring fair value of an asset or liability)
The level of an asset or liability within the fair value hierarchy is based on the lowest level of an input, both individually and in the aggregate, that is significant to the fair value measurement. The aggregate value by input level of the Portfolio’s assets and liabilities as of December 31, 2024, is included at the end of the Portfolio of Investments.
The Portfolio may use third-party vendor evaluations, whose prices may be derived from one or more of the following standard inputs, among others:
• Broker/dealer quotes	• Benchmark securities
• Two-sided markets	• Reference data (corporate actions or material event notices)
• Bids/offers	• Monthly payment information
• Industry and economic events	• Reported trades
An asset or liability for which a market quotation is not readily available is valued by methods deemed reasonable in good faith by the Valuation Committee, following the Valuation Procedures to represent fair value. Under these procedures, the Valuation Designee generally uses a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information. The Valuation Designee may also use an income-based valuation approach in which the anticipated future cash flows of the asset or liability are discounted to calculate fair value. Fair value represents a good faith approximation of the value of a security. Fair value determinations involve the consideration of a number of subjective factors, an analysis of applicable facts and circumstances and the exercise of judgment. As a result, it is possible that the fair value for a security determined in good faith in accordance with the Valuation Procedures may differ from valuations for the same security determined for other funds using their own valuation procedures. Although the Valuation Procedures are designed to value a security at the price the Portfolio may reasonably expect to receive upon the security's sale in an orderly transaction, there can be no assurance that any fair value determination thereunder would, in fact, approximate the amount that the Portfolio would actually realize upon the sale of the security or the price at which the security would trade if a reliable market price were readily available. During the year ended December 31, 2024, there were no material changes to the fair value methodologies.
Securities which may be valued in this manner include, but are not limited to: (i) a security for which trading has been halted or suspended or otherwise does not have a readily available market quotation on a given day; (ii) a debt security that has recently gone into default and for which there is not a current market quotation; (iii) a security of an issuer that has entered into a restructuring; (iv) a security that has been delisted from a national exchange; (v) a security subject to trading collars for which no or limited trading takes place; and (vi) a security whose principal market has been temporarily closed at a time when, under normal conditions, it would be open. Securities valued in this manner are generally categorized as Level 2 or 3 in the hierarchy.
11

Notes to Financial Statements (continued)
Certain securities held by the Portfolio may principally trade in foreign markets. Events may occur between the time the foreign markets close and the time at which the Portfolio's NAVs are calculated. These events may include, but are not limited to, situations relating to a single issuer in a market sector, significant fluctuations in U.S. or foreign markets, natural disasters, armed conflicts, governmental actions or other developments not tied directly to the securities markets. Should the Valuation Designee conclude that such events may have affected the accuracy of the last price of such securities reported on the local foreign market, the Valuation Designee may, pursuant to the Valuation Procedures, adjust the value of the local price to reflect the estimated impact on the price of such securities as a result of such events. In this instance, securities are generally categorized as Level 3 in the hierarchy. Additionally, certain foreign equity securities are also fair valued whenever the movement of a particular index exceeds certain thresholds. In such cases, the securities are fair valued by applying factors provided by a third-party vendor in accordance with the Valuation Procedures and are generally categorized as Level 2 in the hierarchy.
If the principal market of certain foreign equity securities is closed in observance of a local foreign holiday, these securities are valued using the last closing price of regular trading on the relevant exchange and fair valued by applying factors provided by a third-party vendor in accordance with the Valuation Procedures. These securities are generally categorized as Level 2 in the hierarchy.
Equity securities, rights and warrants, if applicable, are valued at the last quoted sales prices as of the close of regular trading on the relevant exchange on each valuation date. Securities that are not traded on the valuation date are valued at the mean of the last quoted bid and ask prices. Prices are normally taken from the principal market in which each security trades. These securities are generally categorized as Level 1 in the hierarchy.
Investments in mutual funds, including money market funds, are valued at their respective NAVs at the close of business each day on the valuation date. These securities are generally categorized as Level 1 in the hierarchy.
Temporary cash investments acquired in excess of 60 days to maturity at the time of purchase are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities and ratings), both as furnished by independent pricing services. Temporary cash investments that mature in 60 days or less at the time of purchase ("Short-Term Investments") are valued using the amortized cost method of valuation, unless the use of such method would be inappropriate. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between such cost and the principal on maturity date. Amortized cost approximates the current fair value of a security. Securities valued using the amortized cost method are not valued using quoted prices in an active market and are generally categorized as Level 2 in the hierarchy.
The information above is not intended to reflect an exhaustive list of the methodologies that may be used to value portfolio investments. The Valuation Procedures permit the use of a variety of valuation methodologies in connection with valuing portfolio investments. The methodology used for a specific type of investment may vary based on the market data available or other considerations. The methodologies summarized above may not represent the specific means by which portfolio investments are valued on any particular business day.
(B) Income Taxes.   The Portfolio's policy is to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute all of its taxable income to the shareholders of the Portfolio within the allowable time limits.
The Manager evaluates the Portfolio’s tax positions to determine if the tax positions taken meet the minimum recognition threshold in connection with accounting for uncertainties in income tax positions taken or expected to be taken for the purposes of measuring and recognizing tax liabilities in the financial statements. Recognition of tax benefits of an uncertain tax position is permitted only to the extent the position is “more likely than not” to be sustained assuming examination by taxing authorities. The Manager analyzed the Portfolio's tax positions taken on federal, state and local income tax returns for all open tax years (for up to three tax years) and has concluded that no provisions for federal, state and local income tax are required in the Portfolio's financial statements. The Portfolio's federal, state and local income tax and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state and local departments of revenue.
(C) Foreign Taxes. The Portfolio may be subject to foreign taxes on income and other transaction-based taxes imposed by certain countries in which it invests. A portion of the taxes on gains on investments or currency purchases/repatriation may be reclaimable. The Portfolio will accrue such taxes and reclaims as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.
The Portfolio may be subject to taxation on realized capital gains, repatriation proceeds and other transaction-based taxes imposed by certain countries in which it invests. The Portfolio will accrue such taxes as applicable based upon its current interpretation of tax rules and regulations that exist in the market in which it invests. Capital gains taxes relating to positions still held are reflected as a liability in the Statement of Assets and Liabilities, as well as an adjustment to the Portfolio's net unrealized appreciation (depreciation). Taxes related to capital gains realized, if any, are reflected as part of net realized gain (loss) in the Statement of Operations. Changes in tax liabilities related to capital gains taxes on unrealized investment gains, if any, are reflected as part of the change in net unrealized appreciation (depreciation) on investments in the Statement of Operations. Transaction-based charges are generally assessed as a percentage of the transaction amount.

12	NYLI VP CBRE Global Infrastructure Portfolio

(D) Dividends and Distributions to Shareholders. Dividends and distributions are recorded on the ex-dividend date. The Portfolio intends to declare and pay dividends from net investment income and distributions from net realized capital and currency gains, if any, at least annually. All dividends and distributions are reinvested at NAV in the same class of shares of the Portfolio. Dividends and distributions to shareholders are determined in accordance with federal income tax regulations and may differ from determinations using GAAP.
(E) Security Transactions and Investment Income. The Portfolio records security transactions on the trade date. Realized gains and losses on security transactions are determined using the identified cost method. Dividend income is recognized on the ex-dividend date, net of any foreign tax withheld at the source, and interest income is accrued as earned using the effective interest rate method. Distributions received from real estate investment trusts, if applicable, may be classified as dividends, capital gains and/or return of capital.
The Portfolio may also invest up to 25% of its net assets in master limited partnerships.
Investment income and realized and unrealized gains and losses on investments of the Portfolio are allocated pro rata to the separate classes of shares based upon their relative net assets on the date the income is earned or realized and unrealized gains and losses are incurred.
(F) Expenses.  Expenses of the Fund are allocated to the individual Portfolios in proportion to the net assets of the respective Portfolios when the expenses are incurred, except where direct allocations of expenses can be made. Expenses (other than fees incurred under the distribution and service plans, further discussed in Note 3(B), which are charged directly to the Service Class shares) are allocated to separate classes of shares pro rata based upon their relative net assets on the date the expenses are incurred. The expenses borne by the Portfolio, including those of related parties to the Portfolio, are shown in the Statement of Operations.
Additionally, the Portfolio may invest in mutual funds, which are subject to management fees and other fees that may cause the costs of investing in mutual funds to be greater than the costs of owning the underlying securities directly. These indirect expenses of mutual funds are not included in the amounts shown as expenses in the Statement of Operations or in the expense ratios included in the Financial Highlights.
(G) Use of Estimates.  In preparing financial statements in conformity with GAAP, the Manager makes estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates and assumptions.
(H) Foreign Currency Transactions. The Portfolio's books and records are maintained in U.S. dollars. Prices of securities denominated in foreign currency amounts are translated into U.S. dollars at the mean between the buying and selling rates last quoted by any major U.S. bank at the following dates:
(i) market value of investment securities, other assets and liabilities— at the valuation date; and
(ii) purchases and sales of investment securities, income and expenses—at the date of such transactions.
The assets and liabilities that are denominated in foreign currency amounts are presented at the exchange rates and market values at the close of the period. The realized and unrealized changes in net assets arising from fluctuations in exchange rates and market prices of securities are not separately presented.
Net realized gain (loss) on foreign currency transactions represents net currency gains or losses realized as a result of differences between the amounts of securities sale proceeds or purchase cost, dividends, interest and withholding taxes as recorded on the Portfolio's books, and the U.S. dollar equivalent amount actually received or paid. Net currency gains or losses from valuing such foreign currency denominated assets and liabilities, other than investments at valuation date exchange rates, are reflected in unrealized foreign exchange gains or losses.
(I) Securities Lending. In order to realize additional income, the Portfolio may engage in securities lending, subject to the limitations set forth in the 1940 Act and relevant guidance by the staff of the Securities and Exchange Commission (“SEC”). If the Portfolio engages in securities lending, the Portfolio will lend through its custodian, JPMorgan Chase Bank, N.A., ("JPMorgan"), acting as securities lending agent on behalf of the Portfolio. Under the current arrangement, JPMorgan will manage the Portfolio's collateral in accordance with the securities lending agency agreement between the Portfolio and JPMorgan, and indemnify the Portfolio against counterparty risk. The loans will be collateralized by cash (which may be invested in a money market fund) and/or non-cash collateral (which may include U.S. Treasury securities and/or U.S. government agency securities issued or guaranteed by the United States government or its agencies or instrumentalities) at least equal at all times to the market value of the securities loaned. Non-cash collateral held at year end is segregated and cannot be transferred by the Portfolio. The Portfolio bears the risk of delay in recovery of, or loss of rights in, the securities loaned. The Portfolio may also record a realized gain or loss on securities deemed sold due to a borrower’s inability to return securities on loan. The Portfolio bears the risk of any loss on investment of cash collateral. The Portfolio will receive compensation for lending its securities in the form of fees or it will retain a portion of interest earned on the investment of any cash collateral. The Portfolio will also continue to receive interest and dividends on the securities loaned and any gain or loss in the market price of the securities loaned that may occur during the term of the loan will be for the account of the Portfolio. Income earned from securities lending activities, if any, is reflected in the Statement of Operations.
13

Notes to Financial Statements (continued)
(J) Foreign Securities Risk.  The Portfolio may invest in foreign securities, which carry certain risks that are in addition to the usual risks inherent in domestic securities. Foreign regulatory regimes and securities markets can have less stringent investor protections and disclosure standards and less liquid trading markets than U.S. regulatory regimes and securities markets, and can experience political, social and economic developments that may affect the value of investments in foreign securities. These risks include those resulting from currency fluctuations, future adverse political or economic developments and possible imposition of currency exchange blockages or other foreign governmental laws or restrictions. Economic sanctions and other similar governmental actions or developments could, among other things, effectively restrict or eliminate the Portfolio's ability to purchase or sell certain foreign securities or groups of foreign securities, and thus may make the Portfolio's investments in such securities less liquid or more difficult to value. These risks are likely to be greater in emerging markets than in developed markets. The ability of issuers of debt securities held by the Portfolio to meet their obligations may be affected by, among other things, economic or political developments in a specific country, industry or region.
(K) Indemnifications.  Under the Fund’s organizational documents, its officers and trustees are indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Portfolio enters into contracts with third-party service providers that contain a variety of representations and warranties and that may provide general indemnifications. The Portfolio's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio that have not yet occurred. The Manager believes that the risk of loss in connection with these potential indemnification obligations is remote. However, there can be no assurance that material liabilities related to such obligations will not arise in the future, which could adversely impact the Portfolio.
Note 3–Fees and Related Party Transactions
(A) Manager and Subadvisor. New York Life Investments, a registered investment adviser and an indirect, wholly-owned subsidiary of New York Life, serves as the Portfolio's Manager pursuant to an Amended and Restated Management Agreement ("Management Agreement"). The Manager provides offices, conducts clerical, recordkeeping and bookkeeping services and keeps most of the financial and accounting records required to be maintained by the Portfolio. Except for the portion of salaries and expenses that are the responsibility of the Portfolio, the Manager pays the salaries and expenses of all personnel affiliated with the Portfolio and certain operational expenses of the Portfolio. The Portfolio reimburses New York Life Investments in an amount equal to the portion of the compensation of the Chief Compliance Officer attributable to the Portfolio. CBRE Investment Management Listed Real Assets LLC ("CBRE" or the "Subadvisor"), a registered investment adviser, serves as the Subadvisor to the Portfolio and is responsible for the day-to-day portfolio management of the Portfolio. Pursuant to the terms of a
Subadvisory Agreement between New York Life Investments and CBRE, New York Life Investments pays for the services of the Subadvisor.
Pursuant to the Management Agreement, the Fund pays the Manager, on behalf of the Portfolio, a monthly fee for the services performed and the facilities furnished at an annual rate of the Portfolio's average daily net assets as follows: 0.85% up to $3 billion; and 0.84% in excess of $3 billion. During the year ended December 31, 2024, the effective management fee rate was 0.85% of the Portfolio's average daily net assets.
New York Life Investments has contractually agreed to waive fees and/or reimburse expenses so that the Total Annual Portfolio Operating Expenses (excluding taxes, interest, litigation, extraordinary expenses, brokerage and other transaction expenses relating to the purchase or sale of portfolio investments, and acquired (underlying) portfolio/fund fees and expenses) of Initial Class shares and Service Class shares do not exceed 0.95% and 1.20%, respectively, of the Portfolio's average daily net assets. This agreement will remain in effect until May 1, 2025, and shall renew automatically for one-year terms unless New York Life Investments provides written notice of termination prior to the start of the next term or upon approval of the Board.
During the year ended December 31, 2024, New York Life Investments earned fees from the Portfolio in the amount of $283,898 and waived fees and/or reimbursed expenses in the amount of $68,242 and paid the Subadvisor fees in the amount of $107,828.
JPMorgan provides sub-administration and sub-accounting services to the Portfolio pursuant to an agreement with New York Life Investments. These services include calculating the daily NAVs of the Portfolio, maintaining the general ledger and sub-ledger accounts for the calculation of the Portfolio's NAVs, and assisting New York Life Investments in conducting various aspects of the Portfolio's administrative operations. For providing these services to the Portfolio, JPMorgan is compensated by New York Life Investments.
Pursuant to an agreement between the Fund and New York Life Investments, New York Life Investments is responsible for providing or procuring certain regulatory reporting services for the Portfolio. The Portfolio will reimburse New York Life Investments for the actual costs incurred by New York Life Investments in connection with providing or procuring these services for the Portfolio.
(B) Distribution and Service Fees.  The Fund, on behalf of the Portfolio, has entered into a distribution agreement with NYLIFE Distributors LLC (the “Distributor”), an affiliate of New York Life Investments. The Portfolio has adopted a distribution plan (the “Plan”) in accordance with the provisions of Rule 12b-1 under the 1940 Act. Under the Plan, the Distributor has agreed to provide, through its affiliates or independent third parties, various distribution-related, shareholder and administrative support services to the Service Class shareholders. For its services, the Distributor is entitled to a combined distribution and service

14	NYLI VP CBRE Global Infrastructure Portfolio

fee accrued daily and paid monthly at an annual rate of 0.25% of the average daily net assets attributable to the Service Class shares of the Portfolio.
Note 4-Federal Income Tax
As of December 31, 2024, the cost and unrealized appreciation (depreciation) of the Portfolio’s investment portfolio, including applicable derivative contracts and other financial instruments, as determined on a federal income tax basis, were as follows:
	Federal Tax Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Investments in Securities	$30,379,632	$8,930,945	$(6,340,257)	$2,590,688
As of December 31, 2024, the components of accumulated gain (loss) on a tax basis were as follows:
Ordinary Income	Accumulated Capital and Other Gain (Loss)	Other Temporary Differences	Unrealized Appreciation (Depreciation)	Total Accumulated Gain (Loss)
$689,768	$(35,955,657)	$—	$2,589,320	$(32,676,569)
The difference between book-basis and tax-basis unrealized appreciation (depreciation) is primarily due to wash sale adjustments.
As of December 31, 2024, for federal income tax purposes, capital loss carryforwards of $35,955,657, as shown in the table below, were available to the extent provided by the regulations to offset future realized gains of the Portfolio. Accordingly, no capital gains distributions are expected to be paid to shareholders until net gains have been realized in excess of such amounts.
Capital Loss Available Through	Short-Term Capital Loss Amounts (000’s)	Long-Term Capital Loss Amounts (000’s)
Unlimited	$33,752	$2,204
The Portfolio utilized $563,762 of capital loss carryforwards during the year ended December 31, 2024.
During the years ended December 31, 2024 and December 31, 2023, the tax character of distributions paid as reflected in the Statements of Changes in Net Assets was as follows:
	2024	2023
Distributions paid from:
Ordinary Income	$691,237	$543,137
Note 5–Custodian
JPMorgan is the custodian of cash and securities held by the Portfolio. Custodial fees are charged to the Portfolio based on the Portfolio's net assets and/or the market value of securities held by the Portfolio and the number of certain transactions incurred by the Portfolio.
Note 6–Line of Credit
The Portfolio and certain other funds managed by New York Life Investments maintain a line of credit with a syndicate of banks in order to secure a source of funds for temporary purposes to meet unanticipated or excessive redemption requests.
Effective July 23, 2024, under the credit agreement (the “Credit Agreement”), the aggregate commitment amount is $600,000,000 with an additional uncommitted amount of $100,000,000. The commitment fee is an annual rate of 0.15% of the average commitment amount payable quarterly, regardless of usage, to JPMorgan, who serves as the agent to the syndicate. The commitment fee is allocated among the Portfolio and certain other funds managed by New York Life Investments based upon their respective net assets and other factors. Interest on any revolving credit loan is charged based upon the Federal Funds Rate, Daily Simple Secured Overnight Financing Rate ("SOFR") + 0.10%, or the Overnight Bank Funding Rate, whichever is higher. The Credit Agreement expires on July 22, 2025, although the Portfolio, certain other funds managed by New York Life Investments and the syndicate of banks may renew the Credit Agreement for an additional year on the same or different terms or enter into a credit agreement with a different syndicate of banks. Prior to July 23, 2024, the aggregate commitment amount and the commitment fee were the same as those under the current Credit Agreement. During the year ended December 31, 2024, there were no borrowings made or outstanding with respect to the Portfolio under the Credit Agreement.
Note 7–Interfund Lending Program
Pursuant to an exemptive order issued by the SEC, the Portfolio, along with certain other funds managed by New York Life Investments, may participate in an interfund lending program. The interfund lending program provides an alternative credit facility that permits the Portfolio and certain other funds managed by New York Life Investments to lend or borrow money for temporary purposes directly to or from one another, subject to the conditions of the exemptive order. During the year ended December 31, 2024, there were no interfund loans made or outstanding with respect to the Portfolio.
Note 8–Purchases and Sales of Securities (in 000’s)
During the year ended December 31, 2024, purchases and sales of securities, other than short-term securities, were $27,459 and $31,391, respectively.
15

Notes to Financial Statements (continued)
Note 9–Capital Share Transactions
Transactions in capital shares for the years ended December 31, 2024 and December 31, 2023, were as follows:
Initial Class	Shares	Amount
Year ended December 31, 2024:
Shares sold	62,615	$461,944
Shares issued to shareholders in reinvestment of distributions	7,394	56,843
Shares redeemed	(56,723)	(409,653)
Net increase (decrease)	13,286	$109,134
Year ended December 31, 2023:
Shares sold	77,302	$519,694
Shares issued to shareholders in reinvestment of distributions	6,579	40,585
Shares redeemed	(43,447)	(306,011)
Net increase (decrease)	40,434	$254,268

Service Class	Shares	Amount
Year ended December 31, 2024:
Shares sold	874,596	$6,257,150
Shares issued to shareholders in reinvestment of distributions	83,618	634,394
Shares redeemed	(1,464,048)	(10,503,850)
Net increase (decrease)	(505,834)	$(3,612,306)
Year ended December 31, 2023:
Shares sold	1,181,990	$8,010,534
Shares issued to shareholders in reinvestment of distributions	82,511	502,552
Shares redeemed	(1,279,988)	(8,678,727)
Net increase (decrease)	(15,487)	$(165,641)
Note 10–Recent Accounting Pronouncement
In December 2023, the FASB issued Accounting Standard Update No. 2023-09, Income Taxes (ASC 740) Improvements to Income Tax Disclosures (“ASU 2023-09”). The primary purpose of the amendments within ASU 2023-09 is to enhance the transparency and decision usefulness of income tax disclosures primarily related to the rate reconciliation table and income taxes paid information. The amendments in ASU 2023-09 require that public business entities on an annual basis (1) disclose specific categories in the rate reconciliation and (2) provide additional information for reconciling items that meet a quantitative threshold. In addition, the amendments in this ASU 2023-09 require that all entities disclose on an annual basis taxes paid disaggregated by; federal, state, foreign, and jurisdiction (when income taxes paid is equal to or greater than five percent of total income taxes paid). The amendments in ASU 2023-09 are effective for public business entities beginning after December 15, 2024. Early adoption is permitted for annual financial statements that have not yet been issued or made available for issuance. The amendments in ASU 2023-09 should be applied on a prospective basis. Retrospective application is permitted. Management is currently assessing the impact this standard will have on our financial statements as well as the method by which we will adopt the new standard. The Adviser does not expect the guidance to have a material impact to the Portfolio.
Note 11–Subsequent Events
In connection with the preparation of the financial statements of the Portfolio for the year ended December 31, 2024, events and transactions subsequent to December 31, 2024, through the date the financial statements were issued, have been evaluated by the Manager for possible adjustment and/or disclosure. No subsequent events requiring financial statement adjustment or disclosure have been identified.

16	NYLI VP CBRE Global Infrastructure Portfolio

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of New York Life Investments VP Funds Trust (formerly known as Mainstay VP Funds Trust) and Shareholders of NYLI VP CBRE Global Infrastructure Portfolio (formerly known as MainStay VP CBRE Global Infrastructure Portfolio)
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of NYLI VP CBRE Global Infrastructure Portfolio (one of the portfolios constituting New York Life Investments VP Funds Trust, referred to hereafter as the “Portfolio”) as of December 31, 2024, the related statement of operations for the year ended December 31, 2024, the statements of changes in net assets for each of the two years in the period ended December 31, 2024, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2024 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Portfolio as of December 31, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2024 and the financial highlights for each of the five years in the period ended December 31, 2024 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Portfolio’s management. Our responsibility is to express an opinion on the Portfolio’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Portfolio in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2024 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
New York, New York
February 21, 2025
We have served as the auditor of one or more investment companies in the New York Life Investments group of funds since 1984.
17

Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
Included in the Statement of Operations within the Portfolio’s Financial Statements.
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Statement Regarding Basis for Approval of Investment Advisory Agreement and Subadvisory Agreement
The continuation of the Management Agreement with respect to each series (“Portfolio”) of the New York Life Investments VP Funds Trust (“Trust”) and New York Life Investment Management LLC (“New York Life Investments”) and each of the Subadvisory Agreements between New York Life Investments and each of American Century Investment Management, Inc., Brown Advisory LLC, Candriam, CBRE Investment Management Listed Real Assets LLC, Epoch Investment Partners, Inc., FIAM LLC, Janus Henderson Investors US LLC, MacKay Shields LLC, Newton Investment Management North America, LLC, NYL Investors LLC, Pacific Investment Management Company LLC, PineStone Asset Management Inc., Segall Bryant & Hamill, LLC, Wellington Management Company LLP and Winslow Capital Management, LLC (together, “Subadvisors”)1 with respect to the applicable Portfolio(s) (together, “Advisory Agreements”) is subject to annual review and approval by the Board of Trustees of the Trust (“Board”) in accordance with Section 15 of the Investment Company Act of 1940, as amended (“1940 Act”).  At its December 3–4, 2024 meeting, the Board, including the Trustees who are not an “interested person” (as such term is defined in the 1940 Act) of the Trust (“Independent Trustees”) voting separately, unanimously approved the continuation of each of the Advisory Agreements for each applicable Portfolio for a one-year period.
In reaching the decision to approve the continuation of each of the Advisory Agreements, the Board considered information and materials furnished by New York Life Investments and each Subadvisor in connection with an annual contract review process undertaken by the Board that took place at meetings of the Board and its Contracts Committee from September 2024 through December 2024, including information and materials furnished by New York Life Investments and each Subadvisor in response to requests prepared on behalf of the Board, and in consultation with the Independent Trustees, by independent legal counsel to the Independent Trustees, which encompassed a variety of topics, including those summarized below.  Information and materials requested by and furnished to the Board for consideration in connection with the contract review process included, among other items, reports on each Portfolio and “peer funds” prepared by Institutional Shareholder Services Inc. (“ISS”), an independent third-party service provider engaged by the Board to report objectively on each Portfolio’s investment performance, management fee and total expenses.  The Board also considered information on the fees charged to other investment advisory clients of New York Life Investments and/or each applicable Subadvisor that follow investment strategies similar to those of each Portfolio, if any, and, when applicable, the rationale for differences in each Portfolio’s management and subadvisory fees, as applicable, and the fees charged to those other investment advisory clients.  In addition, the Board considered information regarding the legal standards and fiduciary obligations applicable to its consideration of the continuation of each of the Advisory Agreements.  The contract review process, including the structure and format for information and materials provided to the Board, has been developed in consultation with the Board.  The Independent
Trustees also met in executive sessions with their independent legal counsel and, for portions thereof, with senior management of New York Life Investments.
The Board’s deliberations with respect to the continuation of each of the Advisory Agreements reflect a year-long process, and the Board also took into account information furnished to the Board and its Committees throughout the year, as deemed relevant and appropriate by the Trustees, including, among other items, reports on investment performance of each Portfolio and investment-related matters for each Portfolio as well as presentations from New York Life Investments and, generally annually, personnel of each Subadvisor.  In addition, the Board took into account other information provided by New York Life Investments throughout the year, including, among other items, periodic reports on legal and compliance matters, risk management, portfolio turnover, brokerage commissions and non-advisory services provided to each Portfolio by New York Life Investments, as deemed relevant and appropriate by the Trustees.
In addition to information provided to the Board throughout the year, the Board received information in connection with its June 2024 meeting provided specifically in response to requests prepared on behalf of the Board, and in consultation with the Independent Trustees, by independent legal counsel to the Independent Trustees regarding each Portfolio’s distribution arrangements.  In addition, the Board received information regarding each Portfolio’s asset levels, share purchase and redemption activity and the payment of Rule 12b-1 and/or certain other fees by the applicable share class(es) of each applicable Portfolio, among other information.
In considering the continuation of each of the Advisory Agreements, the Trustees reviewed and evaluated the information and factors they believed to reasonably be necessary and appropriate in light of legal advice furnished to them by independent legal counsel to the Independent Trustees and through the exercise of their own business judgment.  Although individual Trustees may have weighed certain factors or information differently and the Board did not consider any single factor or information controlling in reaching its decision, the factors that figured prominently in the Board’s consideration of the continuation of each of the Advisory Agreements with respect to each applicable Portfolio are summarized in more detail below and include, among other factors: (i) the nature, extent and quality of the services provided to the Portfolio by New York Life Investments and the Subadvisor(s), if applicable; (ii) the qualifications of the portfolio manager(s) of the Portfolio and the historical investment performance of the Portfolio, New York Life Investments and, if applicable, the Subadvisor(s); (iii) the costs of the services provided, and profits realized, by New York Life Investments and the Subadvisor(s), if applicable, with respect to their relationships with the Portfolio; (iv) the extent to which economies of scale have been realized or may be realized if the Portfolio grows and the extent to which any economies of scale have been shared, have benefited or may benefit the Portfolio’s

19

shareholders; and (v) the reasonableness of the Portfolio’s management and, if applicable, subadvisory fees and total ordinary operating expenses.  Although the Board recognized that comparisons between each Portfolio’s fees and expenses and those of other funds are imprecise given different terms of agreements, variations in fund strategies and other factors, the Board considered the reasonableness of each Portfolio’s management fee and total ordinary operating expenses as compared to peer funds identified by ISS.  Throughout their considerations, the Trustees acknowledged the commitment of New York Life Investments and its affiliates to serve the New York Life Investments Group of Funds, as well as their capacity, experience, resources, financial stability and reputations.  The Trustees also acknowledged the entrepreneurial and other risks assumed by New York Life Investments in sponsoring and managing each Portfolio.  With respect to the Subadvisory Agreements, the Board took into account New York Life Investments’ recommendation to approve the continuation of each of the Subadvisory Agreements.
The Trustees noted that, throughout the year, the Trustees are afforded an opportunity to ask questions of, and request additional information or materials from, New York Life Investments and each Subadvisor.  The Board’s decision with respect to each of the Advisory Agreements may have also been based, in part, on the Board’s knowledge of New York Life Investments and each Subadvisor resulting from, among other things, the Board’s consideration of each of the Advisory Agreements in prior years, the advisory agreements for other funds in the New York Life Investments Group of Funds, the Board’s review throughout the year of the performance and operations of other funds in the New York Life Investments Group of Funds and each Trustee’s business judgment and industry experience.  In addition to considering the above-referenced factors, the Board observed that in the marketplace, notably under variable life insurance policies and variable annuity contracts for which each Portfolio serves as an investment option, there are a range of investment options available to investors and that each Portfolio’s shareholders, having had the opportunity to consider other investment options, have invested in the Portfolio.
The factors that figured prominently in the Board’s decision to approve the continuation of each of the Advisory Agreements during the Board’s December 3-4, 2024 meeting are summarized in more detail below.  The Board considered on a Portfolio-by-Portfolio basis the factors and information deemed relevant and appropriate by the Trustees to evaluate the continuation of each of the Advisory Agreements, and the Board’s decision was made separately with respect to each Portfolio.
Nature, Extent and Quality of Services Provided by New York Life Investments and the Subadvisors
The Board examined the nature, extent and quality of the services that New York Life Investments provides to each Portfolio.  The Board evaluated New York Life Investments’ experience and capabilities in serving as manager of each Portfolio and considered that each Portfolio with one or more Subadvisors operates in a “manager-of-managers” structure.  The Board also considered New York Life Investments’
responsibilities and services provided pursuant to this structure, including overseeing the services provided by each Subadvisor, evaluating the performance of each Subadvisor, making recommendations to the Board as to whether each Subadvisory Agreement should be renewed, modified or terminated and periodically reporting to the Board regarding the results of New York Life Investments’ evaluation and monitoring functions.  The Board noted that New York Life Investments manages other mutual funds, serves a variety of other investment advisory clients, including other pooled investment vehicles, and has experience overseeing mutual fund service providers, including subadvisors.  The Board considered the experience of senior personnel at New York Life Investments providing management and administrative and other non-advisory services to each Portfolio.  The Board observed that New York Life Investments devotes significant resources and time to providing management and administrative and other non-advisory services to each Portfolio, including, for Portfolios with one or more Subadvisors, New York Life Investments’ oversight and due diligence reviews of each Subadvisor and ongoing analysis of, and interactions with, each Subadvisor with respect to, among other things, the applicable Portfolio’s or Portfolios’ investment performance and risks as well as each Subadvisor’s investment capabilities and subadvisory services with respect to the applicable Portfolio(s).
The Board also considered the range of services that New York Life Investments provides to each Portfolio under the terms of the Management Agreement, including: (i) fund accounting and ongoing supervisory services provided by New York Life Investments’ Fund Administration and Accounting Group; (ii) investment supervisory and analytical services provided by New York Life Investments’ Investment Consulting Group; (iii) compliance services provided by the Trust’s Chief Compliance Officer as well as New York Life Investments’ compliance department; (iv) legal services provided by New York Life Investments’ Office of the General Counsel; and (v) risk management monitoring and analysis by compliance and investment personnel.  In addition, the Board considered New York Life Investments’ willingness to invest in personnel and other resources, such as cyber security, information security and business continuity planning, that may benefit each Portfolio and noted that New York Life Investments is responsible for compensating the Trust’s officers, except for a portion of the salary of the Trust’s Chief Compliance Officer.  The Board recognized that New York Life Investments provides certain other non-advisory services to each Portfolio and has over time provided an increasingly broad array of non-advisory services to the New York Life Investments Group of Funds as a result of regulatory and other developments.
The Board also examined the range, and the nature, extent and quality, of the investment advisory services that New York Life Investments and each Subadvisor provides to the applicable Portfolio(s) and considered the terms of each of the Advisory Agreements.  The Board evaluated New York Life Investments’ and each Subadvisor’s experience and performance in serving as investment adviser or subadvisor, respectively, to the applicable Portfolio(s) and advising other portfolios and New York Life Investments’ and each Subadvisor’s track record and experience in
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providing investment advisory services as well as the experience of investment advisory and other senior personnel at New York Life Investments and each Subadvisor.  The Board considered New York Life Investments’ and each Subadvisor’s overall resources, legal and compliance environment, capabilities, reputation, financial condition and history.  In addition to information provided in connection with quarterly meetings with the Trust’s Chief Compliance Officer, the Board considered information regarding the compliance policies and procedures of New York Life Investments and each Subadvisor.  The Board also considered New York Life Investments’ and each Subadvisor’s ability to recruit and retain qualified investment professionals and willingness to invest in personnel and other resources that may benefit the applicable Portfolio(s).  In this regard, the Board considered the qualifications and experience of each Portfolio’s portfolio manager(s), the number of accounts managed by the portfolio manager(s) and the method for compensating the portfolio manager(s).
Because the NYLI VP Conservative Allocation Portfolio, NYLI VP Moderate Allocation Portfolio, NYLI VP Growth Allocation Portfolio and NYLI VP Equity Allocation Portfolio (together, the “Allocation Portfolios”) invest substantially all their assets in other funds advised by New York Life Investments or its affiliates, the Board considered information from New York Life Investments regarding the investment rationale and process for the allocation among and selection of the underlying funds in which the Allocation Portfolios invest.
In addition, the Board considered information provided by New York Life Investments and each Subadvisor regarding their respective business continuity and disaster recovery plans.
Based on these considerations, among others, the Board concluded that each Portfolio would likely continue to benefit from the nature, extent and quality of these services.
Investment Performance
In evaluating each Portfolio’s investment performance, the Board considered investment performance results over various periods in light of each Portfolio’s investment objective and strategies.  The Board considered investment reports on, and analysis of, each Portfolio’s performance provided to the Board throughout the year, including each Portfolio’s investment performance compared to each Portfolio’s relevant benchmark(s).  With respect to each of the NYLI VP Hedge Multi-Strategy Portfolio and the NYLI VP S&P 500 Index Portfolio, the Board also considered information regarding the Portfolio’s tracking error relative to its benchmark(s). The Board also considered information provided by ISS showing the investment performance of each Portfolio as compared to peer funds.
The Board also took into account its discussions with senior management at New York Life Investments concerning each Portfolio’s investment performance over various periods as well as discussions between a representative(s) of each Subadvisor and the members of the Board’s Investment Committee, which generally occur on an annual basis. The
Board also took into account the following considerations with respect to certain Portfolios:
1. In considering the investment performance of the NYLI VP American Century Sustainable Equity Portfolio, the Board noted that the Portfolio underperformed its peer funds for the one-, five- and ten-year periods ended July 31, 2024, and performed favorably relative to its peer funds for the three-year period ended July 31, 2024.  The Board considered its discussions with representatives from New York Life Investments and American Century Investment Management, Inc. regarding the Portfolio’s investment performance.
2. In considering the investment performance of the NYLI VP Balanced Portfolio, the Board noted that the Portfolio underperformed its peer funds for the one-year period ended July 31, 2024, performed in line with its peer funds for the five- and ten-year periods ended July 31, 2024, and performed favorably relative to its peer funds for the three-year period ended July 31, 2024.  The Board considered its discussions with representatives from New York Life Investments, NYL Investors LLC and Wellington Management Company LLP regarding the Portfolio’s investment performance.
3. In considering the investment performance of the NYLI VP Bond Portfolio, the Board noted that the Portfolio underperformed its peer funds for the three- and five-year periods ended July 31, 2024, and performed in line with its peer funds for the one- and ten-year periods ended July 31, 2024.  The Board considered its discussions with representatives from New York Life Investments and NYL Investors LLC regarding the Portfolio’s investment performance.
4. In considering the investment performance of the NYLI VP Candriam Emerging Markets Equity Portfolio, the Board noted that the Portfolio underperformed its peer funds for the three-, five- and ten-year periods ended July 31, 2024, and performed in line with its peer funds for the one-year period ended July 31, 2024.  The Board considered its discussions with representatives from New York Life Investments and Candriam regarding the Portfolio’s investment performance.
5. In considering the investment performance of the NYLI VP CBRE Global Infrastructure Portfolio, the Board noted that the Portfolio underperformed its peer funds for the five-year period ended July 31, 2024, and performed in line with its peer funds for the one- and three-year periods ended July 31, 2024.  The Board considered its discussions with representatives from New York Life Investments and CBRE Investment Management Listed Real Assets LLC regarding the Portfolio’s investment performance.
6. In considering the investment performance of the NYLI VP Hedge Multi-Strategy Portfolio, the Board noted that the Portfolio underperformed its peer funds for the three-, five- and ten-year periods ended July 31, 2024, and performed in line with its peer funds for the one-year period ended July 31, 2024.  The Board considered its discussions with representatives from New York Life Investments regarding the Portfolio’s investment performance.
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7. In considering the investment performance of the NYLI VP MacKay U.S. Infrastructure Bond Portfolio, the Board noted that the Portfolio underperformed its peer funds for the one-, five- and ten-year periods ended July 31, 2024, and performed favorably relative to its peer funds for the three-year period ended July 31, 2024.  The Board considered its discussions with representatives from New York Life Investments and MacKay Shields LLC regarding the Portfolio’s investment performance.
8. In considering the investment performance of the NYLI VP PineStone International Equity Portfolio, the Board noted that the Portfolio underperformed its peer funds for the one-, three-, five- and ten-year periods ended July 31, 2024.  The Board considered its discussions with representatives from New York Life Investments and PineStone Asset Management Inc. regarding the Portfolio’s investment performance.
9. With respect to the NYLI VP Schroders Mid Cap Opportunities Portfolio, the Board considered its discussions with representatives from New York Life Investments regarding the Portfolio’s investment performance and the Board’s approval of a new subadvisory agreement between New York Life Investments and Schroder Investment Management North America Inc. with respect to the Portfolio and approval to reposition the Portfolio, effective August 12, 2024.
10. In considering the investment performance of the NYLI VP Wellington Small Cap Portfolio, the Board noted that the Portfolio underperformed its peer funds for the three- and five-year periods ended July 31, 2024, and performed favorably relative to its peer funds for the one-year period ended July 31, 2024.  The Board considered its discussions with representatives from New York Life Investments and Wellington Management Company LLP regarding the Portfolio’s investment performance.
Based on these considerations, among others, the Board concluded that its review of each Portfolio’s investment performance and related information supported a determination to approve the continuation of each of the Advisory Agreements.
Costs of the Services Provided, and Profits and Other Benefits Realized, by New York Life Investments and the Subadvisors
Portfolios with Affiliated Subadvisors
The Board considered the costs of the services provided under each of the Advisory Agreements.  The Board also considered the profitability of New York Life Investments and its affiliates, including each Affiliated Subadvisor, due to their relationships with the applicable Portfolio(s) as well as of New York Life Investments and its affiliates due to their relationships with the New York Life Investments Group of Funds.  Because each Affiliated Subadvisor is an affiliate of New York Life Investments whose subadvisory fee is paid by New York Life Investments, not the applicable Portfolio(s), the Board considered cost and profitability information for New York Life Investments and each Affiliated Subadvisor in the aggregate.
In addition, the Board acknowledged the difficulty in obtaining reliable comparative data about mutual fund managers’ profitability because such information generally is not publicly available and may be impacted by numerous factors, including the structure of a fund manager’s organization, the types of funds it manages, the methodology used to allocate certain fixed costs to specific funds and the manager’s capital structure and costs of capital.
In evaluating the costs of the services provided by New York Life Investments and each Affiliated Subadvisor, and profitability of New York Life Investments and its affiliates, including each Affiliated Subadvisor, due to their relationships with the applicable Portfolio(s), the Board considered, among other factors, New York Life Investments’ and its affiliates’, including each Affiliated Subadvisor’s, continuing investments in, or willingness to invest in, personnel and other resources that may support and further enhance the management of such Portfolio(s), and that New York Life Investments is responsible for paying the subadvisory fee for such Portfolio(s).  The Board also considered the financial resources of New York Life Investments and each Affiliated Subadvisor and acknowledged that New York Life Investments and each Affiliated Subadvisor must be in a position to recruit and retain experienced professional personnel and to maintain a strong financial position for New York Life Investments and each Affiliated Subadvisor to continue to provide high-quality services to the applicable Portfolio(s).  The Board recognized that each Portfolio benefits from the allocation of certain fixed costs among the funds in the New York Life Investments Group of Funds, among other expected benefits resulting from its relationship with New York Life Investments.
The Board considered information regarding New York Life Investments’ methodology for calculating profitability and allocating costs provided by New York Life Investments in connection with the fund profitability analysis presented to the Board.  The Board concluded that New York Life Investments’ methods for allocating costs and procedures for estimating overall profitability of the relationship with the funds in the New York Life Investments Group of Funds were reasonable.  The Board recognized the difficulty in calculating and evaluating a manager’s profitability with respect to each Portfolio and considered that other profitability methodologies may also be reasonable.
The Board also considered certain fall-out benefits that may be realized by New York Life Investments and its affiliates, including each Affiliated Subadvisor, due to their relationships with the applicable Portfolio(s), including reputational and other indirect benefits.  The Board recognized, for example, the benefits to certain Affiliated Subadvisors from legally permitted “soft-dollar” arrangements by which brokers provide research and other services to each such Affiliated Subadvisor in exchange for commissions paid by the applicable Portfolio(s) with respect to trades in such Portfolio(s)’s portfolio securities.  In addition, except with respect to the NYLI VP U.S. Government Money Market Portfolio, the Board considered its review of the management agreement for a money market fund advised by New York Life Investments and an Affiliated Subadvisor that serves as an investment option for each Portfolio, including the potential rationale for and costs associated with investments in this money market fund by each Portfolio, if any, and considered information from New York Life Investments that the nature and type of specific
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investment advisory services provided to this money market fund are distinct from, or in addition to, the investment advisory services provided to each Portfolio.  In addition, the Board considered the potential dividend received tax deduction for insurance company affiliates of New York Life Investments from each Portfolio’s securities lending activity.
The Board noted that each Portfolio serves as an investment option primarily under variable contracts issued by affiliates of New York Life Investments that would receive fees under those contracts.  The Board observed that, in addition to fees earned by New York Life Investments under the Management Agreement for managing each Portfolio, New York Life Investments’ affiliates also earn revenues from serving each Portfolio in various other capacities, including as each Portfolio’s distributor, and insurance companies affiliated with New York Life Investments would be entitled to receive fees from each applicable Portfolio under a distribution and service plan adopted pursuant to Rule 12b-1 under the 1940 Act.  The Board considered information about these other revenues in the context of the profitability of the relationship with each Portfolio to New York Life Investments and its affiliates.  The Board noted that, although it assessed the overall profitability of the relationship with each Portfolio to New York Life Investments and its affiliates as part of the contract review process, when considering the reasonableness of the fee paid to New York Life Investments under the Management Agreement, the Board considered the profitability of New York Life Investments’ relationship with each Portfolio on a pre-tax basis and without regard to distribution expenses incurred by New York Life Investments from its own resources.
After evaluating the information deemed relevant by the Trustees, the Board concluded that any profits realized by New York Life Investments and its affiliates, including each Affiliated Subadvisor, due to their relationships with the applicable Portfolio(s) were not excessive and other expected benefits that may accrue to New York Life Investments and its affiliates, including each Affiliated Subadvisor, are reasonable.
Portfolios with one or more Unaffiliated Subadvisors (except for the NYLI VP Dimensional U.S. Equity Portfolio and NYLI VP Schroders Mid Cap Opportunities Portfolio)
The Board considered the costs of the services provided under each of the Advisory Agreements.  The Board also considered the profitability of New York Life Investments and its affiliates and each Unaffiliated Subadvisor due to their relationships with the applicable Portfolio(s) as well as of New York Life Investments and its affiliates due to their relationships with the New York Life Investments Group of Funds.  With respect to the profitability of each Unaffiliated Subadvisor’s relationship with the applicable Portfolio(s), the Board considered information from New York Life Investments that each Unaffiliated Subadvisor’s subadvisory fee reflected an arm’s-length negotiation and that this fee is paid by New York Life Investments, not the applicable Portfolio(s), and the relevance of each Unaffiliated Subadvisor’s profitability was considered by the Trustees in that context.  On this basis, the Board primarily considered the costs and profitability for New York Life Investments and its affiliates with respect to the applicable Portfolio(s).
In addition, the Board acknowledged the difficulty in obtaining reliable comparative data about mutual fund managers’ profitability because such information generally is not publicly available and may be impacted by numerous factors, including the structure of a fund manager’s organization, the types of funds it manages, the methodology used to allocate certain fixed costs to specific funds and the manager’s capital structure and costs of capital.
In evaluating the costs of the services provided by New York Life Investments and each Unaffiliated Subadvisor, and profitability of New York Life Investments and its affiliates and each Unaffiliated Subadvisor due to their relationships with the applicable Portfolio(s), the Board considered, among other factors, New York Life Investments’ and its affiliates’ and each Unaffiliated Subadvisor’s continuing investments in, or willingness to invest in, personnel and other resources that may support and further enhance the management of such Portfolio(s), and that New York Life Investments is responsible for paying the subadvisory fee for such Portfolio(s).  The Board also considered the financial resources of New York Life Investments and each Unaffiliated Subadvisor and acknowledged that New York Life Investments and each Unaffiliated Subadvisor must be in a position to recruit and retain experienced professional personnel and to maintain a strong financial position for New York Life Investments and the Unaffiliated Subadvisor to continue to provide high-quality services to the applicable Portfolio(s).  The Board recognized that each Portfolio benefits from the allocation of certain fixed costs among the funds in the New York Life Investments Group of Funds, among other expected benefits resulting from its relationship with New York Life Investments.
The Board considered information regarding New York Life Investments’ methodology for calculating profitability and allocating costs provided by New York Life Investments in connection with the fund profitability analysis presented to the Board.  The Board concluded that New York Life Investments’ methods for allocating costs and procedures for estimating overall profitability of the relationship with the funds in the New York Life Investments Group of Funds were reasonable.  The Board recognized the difficulty in calculating and evaluating a manager’s profitability with respect to each Portfolio and considered that other profitability methodologies may also be reasonable.
The Board also considered certain fall-out benefits that may be realized by New York Life Investments and its affiliates and each Unaffiliated Subadvisor and its affiliates due to their relationships with the applicable Portfolio(s), including reputational and other indirect benefits.  The Board recognized, for example, the benefits to certain Unaffiliated Subadvisors from legally permitted “soft-dollar” arrangements by which brokers provide research and other services to each such Unaffiliated Subadvisor in exchange for commissions paid by the applicable Portfolio(s) with respect to trades in such Portfolio(s)’s portfolio securities.  In this regard, the Board also requested and considered information from New York Life Investments concerning other material business relationships between each Unaffiliated Subadvisor and its affiliates and New York Life Investments and its affiliates. The Board further considered the existence of a strategic partnership between New York Life Investments and each of
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CBRE Investment Management Listed Real Assets LLC, Epoch Investment Partners, Inc., PineStone Asset Management Inc., Wellington Management Company LLP and Winslow Capital Management, LLC that relates to certain current and future products and represents a potential conflict of interest associated with New York Life Investments’ recommendation to approve the continuation of the applicable Subadvisory Agreements. In addition, the Board considered its review of the management agreement for a money market fund advised by New York Life Investments and an Affiliated Subadvisor that serves as an investment option for each Portfolio, including the potential rationale for and costs associated with investments in this money market fund by each Portfolio, if any, and considered information from New York Life Investments that the nature and type of specific investment advisory services provided to this money market fund are distinct from, or in addition to, the investment advisory services provided to each Portfolio.  In addition, the Board considered the potential dividend received tax deduction for insurance company affiliates of New York Life Investments from each Portfolio’s securities lending activity.
The Board noted that each Portfolio serves as an investment option primarily under variable contracts issued by affiliates of New York Life Investments that would receive fees under those contracts.  The Board observed that, in addition to fees earned by New York Life Investments under the Management Agreement for managing each Portfolio, New York Life Investments’ affiliates also earn revenues from serving each Portfolio in various other capacities, including as each Portfolio’s distributor, and insurance companies affiliated with New York Life Investments would be entitled to receive fees from each Portfolio under a distribution and service plan adopted pursuant to Rule 12b-1 under the 1940 Act.  The Board considered information about these other revenues in the context of the profitability of the relationship with each Portfolio to New York Life Investments and its affiliates.  The Board noted that, although it assessed the overall profitability of the relationship with each Portfolio to New York Life Investments and its affiliates as part of the contract review process, when considering the reasonableness of the fee paid to New York Life Investments under the Management Agreement, the Board considered the profitability of New York Life Investments’ relationship with each Portfolio on a pre-tax basis and without regard to distribution expenses incurred by New York Life Investments from its own resources.
After evaluating the information deemed relevant by the Trustees, the Board concluded that any profits realized by New York Life Investments and its affiliates due to their relationships with the applicable Portfolio(s) were not excessive, other expected benefits that may accrue to New York Life Investments and its affiliates are reasonable and other expected benefits that may accrue to each Unaffiliated Subadvisor and its affiliates are consistent with those expected for a subadvisor to a mutual fund.  With respect to each Unaffiliated Subadvisor, the Board considered that any profits realized by such Unaffiliated Subadvisor due to its relationship with the applicable Portfolio(s) are the result of arm’s-length negotiations between New York Life Investments and such Unaffiliated Subadvisor, acknowledging that any such profits are based on the subadvisory fee paid to such Unaffiliated Subadvisor by New York Life Investments, not the applicable Portfolio(s).
Allocation Portfolios, NYLI VP Dimensional U.S. Equity Portfolio, NYLI VP Hedge Multi-Strategy Portfolio, NYLI VP Schroders Mid Cap Opportunities Portfolio and NYLI VP S&P 500 Index Portfolio
The Board considered the costs of the services provided under the Management Agreement.  The Board also considered the profitability of New York Life Investments and its affiliates due to their relationships with each Portfolio as well as of New York Life Investments and its affiliates due to their relationships with the New York Life Investments Group of Funds.
In addition, the Board acknowledged the difficulty in obtaining reliable comparative data about mutual fund managers’ profitability because such information generally is not publicly available and may be impacted by numerous factors, including the structure of a fund manager’s organization, the types of funds it manages, the methodology used to allocate certain fixed costs to specific funds and the manager’s capital structure and costs of capital.
In evaluating the costs of the services provided by New York Life Investments, and profitability of New York Life Investments and its affiliates due to their relationships with each Portfolio, the Board considered, among other factors, New York Life Investments’ and its affiliates’ continuing investments in, or willingness to invest in, personnel and other resources that may support and further enhance the management of each Portfolio.  The Board also considered the financial resources of New York Life Investments and acknowledged that New York Life Investments must be in a position to recruit and retain experienced professional personnel and to maintain a strong financial position for New York Life Investments to continue to provide high-quality services to each Portfolio.  The Board recognized that each Portfolio benefits from the allocation of certain fixed costs among the funds in the New York Life Investments Group of Funds, among other expected benefits resulting from its relationship with New York Life Investments.
The Board considered information regarding New York Life Investments’ methodology for calculating profitability and allocating costs provided by New York Life Investments in connection with the fund profitability analysis presented to the Board.  The Board concluded that New York Life Investments’ methods for allocating costs and procedures for estimating overall profitability of the relationship with the funds in the New York Life Investments Group of Funds were reasonable.  The Board recognized the difficulty in calculating and evaluating a manager’s profitability with respect to each Portfolio and considered that other profitability methodologies may also be reasonable.
The Board also considered certain fall-out benefits that may be realized by New York Life Investments and its affiliates due to their relationships with each Portfolio, including reputational and other indirect benefits.  In addition, the Board considered its review of the management agreement for a money market fund advised by New York Life Investments and an Affiliated Subadvisor that serves as an investment option for each
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Portfolio, including the potential rationale for and costs associated with investments in this money market fund by each Portfolio, if any, and considered information from New York Life Investments that the nature and type of specific investment advisory services provided to this money market fund are distinct from, or in addition to, the investment advisory services provided to each Portfolio.  In addition, the Board considered the potential dividend received tax deduction for insurance company affiliates of New York Life Investments from each Portfolio’s securities lending activity.
The Board noted that each Portfolio serves as an investment option primarily under variable contracts issued by affiliates of New York Life Investments that would receive fees under those contracts.  The Board observed that, in addition to fees earned by New York Life Investments under the Management Agreement for managing each Portfolio, New York Life Investments’ affiliates also earn revenues from serving each Portfolio in various other capacities, including as each Portfolio’s distributor, and insurance companies affiliated with New York Life Investments would be entitled to receive fees from each Portfolio under a distribution and service plan adopted pursuant to Rule 12b-1 under the 1940 Act.  The Board considered information about these other revenues in the context of the profitability of the relationship with each Portfolio to New York Life Investments and its affiliates.  The Board noted that, although it assessed the overall profitability of the relationship with each Portfolio to New York Life Investments and its affiliates as part of the contract review process, when considering the reasonableness of the fee paid to New York Life Investments under the Management Agreement, the Board considered the profitability of New York Life Investments’ relationship with each Portfolio on a pre-tax basis and without regard to distribution expenses incurred by New York Life Investments from its own resources.
The Board noted that the Allocation Portfolios do not pay a management fee for the allocation and other management services provided by New York Life Investments under the Management Agreement but that shareholders of the Allocation Portfolios indirectly pay their pro rata share of the fees and expenses of the underlying funds in which the Allocation Portfolios invest.  The Board considered that the Allocation Portfolios’ investments in underlying funds managed by New York Life Investments or its affiliates indirectly benefit New York Life Investments or its affiliates.  The Board noted that it considers the profits realized by New York Life Investments and its affiliates with respect to the underlying New York Life Investments Funds as part of the annual contract review process for those funds.
After evaluating the information deemed relevant by the Trustees, the Board concluded that any profits realized by New York Life Investments and its affiliates due to their relationships with each Portfolio were not excessive.
Management and Subadvisory Fees and Total Ordinary Operating Expenses
The Board evaluated the reasonableness of the fee paid under each of the Advisory Agreements and each Portfolio’s total ordinary operating expenses.  With respect to the management fee and subadvisory fee for each Portfolio with one of more Subadvisors, the Board primarily considered the reasonableness of the management fee paid by the Portfolio to New York Life Investments because the subadvisory fee paid to each Subadvisor is paid by New York Life Investments, not the Portfolio.  The Board also considered the reasonableness of the subadvisory fee paid by New York Life Investments and the amount of the management fee retained by New York Life Investments with respect to each Portfolio with one or more Subadvisors.
In assessing the reasonableness of each Portfolio’s fees and expenses, the Board primarily considered comparative data provided by ISS on the fees and expenses of similar mutual funds managed by other investment advisers.  The Board considered New York Life Investments’ process for monitoring and addressing potential conflicts of interest in the selection of underlying funds.  In addition, the Board considered information provided by New York Life Investments and each Subadvisor on fees charged to other investment advisory clients, including institutional separate accounts and/or other funds, that follow investment strategies similar to those of the applicable Portfolio(s), if any.  The Board considered the contractual management fee schedule for each Portfolio as compared to those for such other investment advisory clients, taking into account the rationale for differences in fee schedules.  The Board also took into account information provided by New York Life Investments about the more extensive scope of services provided to registered investment companies, such as each Portfolio, as compared with other investment advisory clients.  Additionally, the Board considered the impact of contractual breakpoints, voluntary waivers and/or expense limitation arrangements, as applicable, on each Portfolio’s net management fee and expenses.  The Board also considered that in proposing fees for each Portfolio, New York Life Investments considers the competitive marketplace for mutual funds.
The Board also took into account the following considerations with respect to certain Portfolios:
1. With respect to the NYLI VP CBRE Global Infrastructure Portfolio, the Board considered its discussions with representatives from New York Life Investments regarding the total net expenses paid by the Portfolio.
2. With respect to the NYLI VP Winslow Large Cap Growth Portfolio, the Board considered its discussions with representatives from New York Life Investments regarding the management fee paid by the Portfolio.
3. With respect to the NYLI VP Hedge Multi-Strategy Portfolio, the Board considered its discussions with representatives from New York Life Investments regarding the management fee paid by the Portfolio.
Because the Allocation Portfolios do not pay a management fee to New York Life Investments, the Board considered the reasonableness of fees and expenses the Allocation Portfolios indirectly pay by investing in underlying funds that charge a management fee.  Additionally, because the Allocation Portfolios invest substantially all their assets in other funds advised by New York Life Investments or its affiliates, the Board also considered information provided by New York Life Investments regarding the fees and expenses associated with the Allocation Portfolios’
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investments in other funds, including New York Life Investments’ finding that the applicable Allocation Portfolio’s fees and expenses do not duplicate the fees and expenses of the corresponding acquired fund (when required by Rule 12d1-4 under the 1940 Act).   Because the NYLI VP Hedge Multi-Strategy Portfolio invests primarily in ETFs, the Board also considered information provided by New York Life Investments regarding the fees and expenses associated with the Portfolio’s investments in ETFs, including New York Life Investments’ finding that the Portfolio’s fees and expenses do not duplicate the fees and expenses of the corresponding acquired ETF (when required by Rule 12d1-4 under the 1940 Act).
Additionally, with respect to the NYLI VP MacKay Convertible Portfolio, the Board noted that NYLIM Service Company LLC, an affiliate of New York Life Investments, serves as the transfer agent and dividend disbursing agent for the Service Class and Service 2 Class Shares of the Portfolio but that the Service Class and Service 2 Class Shares do not incur any fees for these services.
The Board further noted that, in certain prior years, New York Life Investments had provided support to the NYLI VP Government U.S. Money Market Portfolio in the form of voluntary waivers and/or reimbursements of fees and expenses in order to maintain a positive yield.
Based on the factors outlined above, among other considerations, the Board concluded that each Portfolio’s management fee and total ordinary operating expenses are within a range that is competitive and support a conclusion that these fees and expenses are reasonable.
Economies of Scale
The Board considered information regarding economies of scale, including whether economies of scale may exist with respect to each Portfolio and whether each Portfolio’s management fee and expense structure permits economies of scale, if any, to be appropriately shared with each Portfolio’s shareholders.  The Board also considered a report from New York Life Investments, previously prepared at the request of the Board, that addressed economies of scale, including with respect to the mutual fund business generally, and the various ways in which the benefits of economies of scale may be shared with the funds in the New York Life Investments Group of Funds.  Although the Board recognized the difficulty of determining economies of scale with precision, the Board acknowledged that economies of scale may be shared with each Portfolio in a number of ways, including, for example, through the imposition of fee breakpoints, initially setting management fee rates at scale or making additional investments to enhance the services provided to each Portfolio.  The Board reviewed information from New York Life Investments showing how each Portfolio’s management fee schedule compared to fee schedules of other funds and accounts managed by New York Life Investments.  The Board also reviewed information from ISS showing how each Portfolio’s management fee schedule compared with fees paid for similar services by peer funds at varying asset levels.  The Board noted that the Allocation Portfolios do not pay a management fee and that the Board separately considers economies of scale as part of its review of the management agreements of underlying New York Life Investments Funds in which the Allocation Portfolios invest and the benefit of any breakpoints in the management fee schedules for the underlying New York Life Investments Funds would pass through to shareholders of the Allocation Portfolios at the specified levels of underlying New York Life Investments Fund assets.
Based on this information, the Board concluded that economies of scale, if any, are appropriately shared for the benefit of each Portfolio’s shareholders through the Portfolio’s management fee and expense structure and other methods to share benefits from economies of scale.
Conclusion
On the basis of the information and factors summarized above, among other information and factors deemed relevant by the Trustees, and the evaluation thereof on a Portfolio-by-Portfolio basis, the Board, including the Independent Trustees voting separately, unanimously voted to approve the continuation of each of the Advisory Agreements for each applicable Portfolio.
1    Candriam, MacKay Shields LLC and NYL Investors LLC are referred to herein as the “Affiliated Subadvisors.” American Century Investment Management, Inc., Brown Advisory LLC, CBRE Investment Management Listed Real Assets LLC, Epoch Investment Partners, Inc., FIAM LLC, Janus Henderson Investors US LLC, Newton Investment Management North America, LLC, Pacific Investment Management Company LLC, PineStone Asset Management Inc., Segall Bryant & Hamill, LLC, Wellington Management Company LLP and Winslow Capital Management, LLC are referred to herein as the “Unaffiliated Subadvisors.”
“New York Life Investments” is both a service mark, and the common trade name, of certain investment advisors affiliated with New York Life Insurance Company. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
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NYLI VP Candriam Emerging Markets Equity Portfolio
(formerly known as MainStay VP Candriam Emerging Markets Equity Portfolio)

Annual Report - Financial Statements and Other Information
December 31, 2024

Portfolio of Investments December 31, 2024†^
	Shares	Value
Common Stocks 96.6%
Argentina 2.3%
Banco Macro SA, ADR (Banks)	14,000	$ 1,354,640
Pampa Energia SA, Sponsored ADR (Electric Utilities) (a)	14,000	1,231,160
YPF SA, Sponsored ADR (Oil, Gas & Consumable Fuels) (a)	50,000	2,125,500
		4,711,300
Brazil 2.6%
Cia de Saneamento Basico do Estado de Sao Paulo SABESP (Water Utilities)	86,000	1,232,088
NU Holdings Ltd., Class A (Banks) (a)	64,000	663,040
Suzano SA (Paper & Forest Products) (a)	168,000	1,694,607
WEG SA (Electrical Equipment)	200,000	1,827,463
		5,417,198
China 29.6%
Alibaba Group Holding Ltd. (Broadline Retail)	466,000	4,944,011
Anker Innovations Technology Co. Ltd., Class A (Technology Hardware, Storage & Peripherals)	103,890	1,389,707
APT Medical, Inc., Class A (Health Care Equipment & Supplies)	38,000	1,938,355
Bank of Hangzhou Co. Ltd., Class A (Banks)	820,993	1,643,279
Bank of Jiangsu Co. Ltd., Class A (Banks)	1,320,946	1,777,126
Bilibili, Inc., Class Z (Interactive Media & Services) (a)	56,000	1,023,865
BYD Co. Ltd., Class H (Automobiles)	40,000	1,373,050
China Merchants Bank Co. Ltd., Class H (Banks)	244,000	1,256,655
China State Construction International Holdings Ltd. (Construction & Engineering)	1,200,000	1,894,253
Chongqing Rural Commercial Bank Co. Ltd., Class H (Banks)	1,800,000	1,077,685
Contemporary Amperex Technology Co. Ltd., Class A (Electrical Equipment)	53,000	1,931,431
Eastroc Beverage Group Co. Ltd., Class A (Beverages)	72,180	2,457,537
Fuyao Glass Industry Group Co. Ltd., Class H (Automobile Components) (b)	240,000	1,728,931
Giant Biogene Holding Co. Ltd. (Personal Care Products) (b)	240,000	1,541,978
Gree Electric Appliances, Inc. of Zhuhai, Class A (Household Durables)	132,000	821,920
	Shares	Value

China (continued)
Hundsun Technologies, Inc., Class A (Software)	239,986	$ 920,260
JD.com, Inc., Class A (Broadline Retail)	88,000	1,540,948
Meituan (Hotels, Restaurants & Leisure) (a)(b)	160,000	3,125,157
MINISO Group Holding Ltd. (Broadline Retail)	60,000	363,478
NAURA Technology Group Co. Ltd., Class A (Semiconductors & Semiconductor Equipment)	15,956	854,717
Ningbo Orient Wires & Cables Co. Ltd., Class A (Electrical Equipment)	231,992	1,670,196
PDD Holdings, Inc., ADR (Broadline Retail) (a)	18,400	1,784,616
Ping An Insurance Group Co. of China Ltd., Class H (Insurance)	486,000	2,881,590
Pop Mart International Group Ltd. (Specialty Retail) (b)	142,000	1,639,098
Qifu Technology, Inc., ADR (Consumer Finance)	32,000	1,228,160
Silergy Corp. (Semiconductors & Semiconductor Equipment)	42,000	516,921
Tencent Holdings Ltd. (Interactive Media & Services)	210,000	11,275,131
Western Mining Co. Ltd., Class A (Metals & Mining)	599,986	1,320,927
WUS Printed Circuit Kunshan Co. Ltd., Class A (Electronic Equipment, Instruments & Components)	199,986	1,086,337
Xiaomi Corp., Class B (Technology Hardware, Storage & Peripherals) (a)(b)	870,000	3,864,601
		60,871,920
Greece 0.0% ‡
FF Group (Textiles, Apparel & Luxury Goods) (a)(c)(d)	19,000	—
Hong Kong 0.5%
Futu Holdings Ltd., ADR (Capital Markets)	12,800	1,023,872
India 20.1%
Apollo Hospitals Enterprise Ltd. (Health Care Providers & Services)	31,000	2,641,945
Bharti Airtel Ltd. (Wireless Telecommunication Services)	126,000	2,336,733
Coforge Ltd. (IT Services)	24,000	2,708,803
Divi's Laboratories Ltd. (Life Sciences Tools & Services)	26,000	1,852,142

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
3

Portfolio of Investments December 31, 2024†^ (continued)
	Shares	Value
Common Stocks (continued)
India (continued)
Dixon Technologies India Ltd. (Household Durables)	11,000	$ 2,304,528
GE Vernova T&D India Ltd. (Electrical Equipment)	56,000	1,357,847
HDFC Bank Ltd. (Banks)	182,000	3,768,772
ICICI Bank Ltd. (Banks)	274,000	4,101,819
Infosys Ltd. (IT Services)	86,000	1,888,482
KEC International Ltd. (Construction & Engineering)	156,000	2,184,378
Oberoi Realty Ltd. (Real Estate Management & Development)	86,000	2,321,928
Page Industries Ltd. (Textiles, Apparel & Luxury Goods)	1,200	665,983
PB Fintech Ltd. (Insurance) (a)	36,000	886,757
Persistent Systems Ltd. (IT Services)	28,000	2,111,993
Reliance Industries Ltd. (Oil, Gas & Consumable Fuels)	112,000	1,590,053
Shriram Finance Ltd. (Consumer Finance)	28,000	944,897
Syngene International Ltd. (Life Sciences Tools & Services) (b)	60,000	601,621
Torrent Pharmaceuticals Ltd. (Pharmaceuticals)	60,000	2,354,797
Trent Ltd. (Specialty Retail)	21,000	1,747,270
Varun Beverages Ltd. (Beverages)	151,000	1,126,145
Zomato Ltd. (Hotels, Restaurants & Leisure) (a)	600,000	1,948,636
		41,445,529
Indonesia 1.0%
Bank Mandiri Persero Tbk. PT (Banks)	2,000,000	704,060
Sumber Alfaria Trijaya Tbk. PT (Consumer Staples Distribution & Retail)	7,200,000	1,272,764
		1,976,824
Malaysia 0.3%
Press Metal Aluminium Holdings Bhd. (Metals & Mining)	580,000	635,581
Mexico 1.1%
Gruma SAB de CV, Class B (Food Products)	48,000	750,237
Grupo Aeroportuario del Pacifico SAB de CV, Class B (Transportation Infrastructure)	26,000	457,054
Industrias Penoles SAB de CV (Metals & Mining) (a)	90,000	1,149,010
		2,356,301
	Shares	Value

Peru 0.8%
Credicorp Ltd. (Banks)	9,400	$ 1,723,208
Philippines 0.7%
International Container Terminal Services, Inc. (Transportation Infrastructure)	172,000	1,147,307
PLDT, Inc. (Wireless Telecommunication Services)	10,000	223,300
		1,370,607
Republic of Korea 7.1%
Coupang, Inc. (Broadline Retail) (a)	30,000	659,400
Hyundai Glovis Co. Ltd. (Air Freight & Logistics)	9,000	715,841
KB Financial Group, Inc. (Banks)	25,000	1,417,876
Meritz Financial Group, Inc. (Financial Services) (a)	16,000	1,122,707
NAVER Corp. (Interactive Media & Services) (a)	9,600	1,296,061
Park Systems Corp. (Electronic Equipment, Instruments & Components) (a)	4,000	574,518
Samsung Biologics Co. Ltd. (Life Sciences Tools & Services) (a)(b)	1,200	772,948
Samsung Electronics Co. Ltd. (Technology Hardware, Storage & Peripherals)	69,000	2,490,112
Samsung Heavy Industries Co. Ltd. (Machinery) (a)	268,000	2,055,126
Samsung Life Insurance Co. Ltd. (Insurance) (a)	8,000	512,278
SK Hynix, Inc. (Semiconductors & Semiconductor Equipment)	19,000	2,155,971
Woori Financial Group, Inc. (Banks)	86,000	893,262
		14,666,100
Russia 0.0% ‡
Magnit PJSC (Consumer Staples Distribution & Retail) (c)(d)	22,529	—
Saudi Arabia 3.2%
Al Rajhi Bank (Banks)	142,000	3,575,132
Dr. Sulaiman Al Habib Medical Services Group Co. (Health Care Providers & Services)	13,800	1,029,840
Elm Co. (IT Services)	4,600	1,365,039
United Electronics Co. (Specialty Retail)	28,000	672,167
		6,642,178
Singapore 1.0%
Sea Ltd., ADR (Entertainment) (a)	18,600	1,973,460

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
4	NYLI VP Candriam Emerging Markets Equity Portfolio

	Shares	Value
Common Stocks (continued)
South Africa 4.9%
Capitec Bank Holdings Ltd. (Banks)	14,000	$ 2,325,270
Clicks Group Ltd. (Consumer Staples Distribution & Retail)	60,000	1,186,249
Gold Fields Ltd. (Metals & Mining)	176,000	2,304,543
Naspers Ltd., Class N (Broadline Retail)	11,600	2,565,243
Northam Platinum Holdings Ltd. (Metals & Mining)	156,000	805,244
OUTsurance Group Ltd. (Insurance)	240,000	845,731
		10,032,280
Taiwan 19.2%
Accton Technology Corp. (Communications Equipment)	96,000	2,263,509
Asia Vital Components Co. Ltd. (Technology Hardware, Storage & Peripherals)	92,000	1,748,265
ASPEED Technology, Inc. (Semiconductors & Semiconductor Equipment)	8,400	851,927
Chroma ATE, Inc. (Electronic Equipment, Instruments & Components)	36,000	449,115
CTBC Financial Holding Co. Ltd. (Banks)	1,600,000	1,908,219
Delta Electronics, Inc. (Electronic Equipment, Instruments & Components)	164,000	2,153,518
E Ink Holdings, Inc. (Electronic Equipment, Instruments & Components)	182,400	1,518,864
eMemory Technology, Inc. (Semiconductors & Semiconductor Equipment)	21,000	2,149,034
King Slide Works Co. Ltd. (Technology Hardware, Storage & Peripherals)	20,000	945,569
Lotes Co. Ltd. (Electronic Equipment, Instruments & Components)	24,800	1,478,869
Quanta Computer, Inc. (Technology Hardware, Storage & Peripherals)	48,000	420,198
Realtek Semiconductor Corp. (Semiconductors & Semiconductor Equipment)	50,000	866,263
Taiwan Semiconductor Manufacturing Co. Ltd. (Semiconductors & Semiconductor Equipment)	622,300	20,405,146
Wiwynn Corp. (Technology Hardware, Storage & Peripherals)	29,000	2,317,558
		39,476,054
Thailand 1.0%
Muangthai Capital PCL, NVDR (Consumer Finance)	1,500,000	2,102,926
	Shares	Value

Turkey 0.7%
Turkiye Garanti Bankasi A/S (Banks)	440,000	$ 1,547,461
United Kingdom 0.5%
Anglogold Ashanti plc (Metals & Mining)	48,000	1,070,835
Total Common Stocks (Cost $176,295,411)		199,043,634
Preferred Stocks 1.4%
Brazil 0.4%
Itau Unibanco Holding SA (Banks)	152,000	755,698
Republic of Korea 1.0%
Samsung Electronics Co. Ltd. (Technology Hardware, Storage & Peripherals) 1.88%	67,000	2,009,244
Total Preferred Stocks (Cost $4,060,764)		2,764,942
Total Investments (Cost $180,356,175)	98.0%	201,808,576
Other Assets, Less Liabilities	2.0	4,177,158
Net Assets	100.0%	$ 205,985,734

†	Percentages indicated are based on Portfolio net assets.
^	Industry and country classifications may be different than those used for compliance monitoring purposes.
‡	Less than one-tenth of a percent.
(a)	Non-income producing security.
(b)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(c)	Illiquid security—As of December 31, 2024, the total market value deemed illiquid under procedures approved by the Board of Trustees was $0, which represented less than one-tenth of a percent of the Portfolio’s net assets. (Unaudited)
(d)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.

Abbreviation(s):
ADR—American Depositary Receipt
NVDR—Non-Voting Depositary Receipt
PCL—Provision for Credit Losses
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
5

Portfolio of Investments December 31, 2024†^ (continued)
The following is a summary of the fair valuations according to the inputs used as of December 31, 2024, for valuing the Portfolio’s assets:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Common Stocks
Brazil	$ 663,040	$ 4,754,158	$ —	$ 5,417,198
Indonesia	—	1,976,824	—	1,976,824
Philippines	—	1,370,607	—	1,370,607
Republic of Korea	659,400	14,006,700	—	14,666,100
Thailand	—	2,102,926	—	2,102,926
All Other Countries	173,509,979	—	—	173,509,979
Total Common Stocks	174,832,419	24,211,215	—	199,043,634
Preferred Stocks	—	2,764,942	—	2,764,942
Total Investments in Securities	$ 174,832,419	$ 26,976,157	$ —	$ 201,808,576

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
6	NYLI VP Candriam Emerging Markets Equity Portfolio

The table below sets forth the diversification of the Portfolio’s investments by industry.
Industry Diversification
	Value	Percent †^
Air Freight & Logistics	$715,841	0.4%
Automobile Components	1,728,931	0.8
Automobiles	1,373,050	0.7
Banks	30,493,202	14.8
Beverages	3,583,682	1.7
Broadline Retail	11,857,696	5.8
Capital Markets	1,023,872	0.5
Communications Equipment	2,263,509	1.1
Construction & Engineering	4,078,631	2.0
Consumer Finance	4,275,983	2.1
Consumer Staples Distribution & Retail	2,459,013	1.2
Electric Utilities	1,231,160	0.6
Electrical Equipment	6,786,937	3.3
Electronic Equipment, Instruments & Components	7,261,221	3.5
Entertainment	1,973,460	1.0
Financial Services	1,122,707	0.5
Food Products	750,237	0.4
Health Care Equipment & Supplies	1,938,355	0.9
Health Care Providers & Services	3,671,785	1.8
Hotels, Restaurants & Leisure	5,073,793	2.5
Household Durables	3,126,448	1.5
Insurance	5,126,356	2.5
Interactive Media & Services	13,595,057	6.6
IT Services	8,074,317	3.9
Life Sciences Tools & Services	3,226,711	1.6
Machinery	2,055,126	1.0
Metals & Mining	7,286,140	3.5
Oil, Gas & Consumable Fuels	3,715,553	1.8
Paper & Forest Products	1,694,607	0.8
Personal Care Products	1,541,978	0.8
Pharmaceuticals	2,354,797	1.1
Real Estate Management & Development	2,321,928	1.1
Semiconductors & Semiconductor Equipment	27,799,979	13.5
Software	920,260	0.4
Specialty Retail	4,058,535	2.0
Technology Hardware, Storage & Peripherals	15,185,254	7.4
Textiles, Apparel & Luxury Goods	665,983	0.3
Transportation Infrastructure	1,604,361	0.8
Water Utilities	1,232,088	0.6
Wireless Telecommunication Services	2,560,033	1.2
	201,808,576	98.0
	Value	Percent †^
Other Assets, Less Liabilities	4,177,158	2.0
Net Assets	$205,985,734	100.0%

†	Percentages indicated are based on Portfolio net assets.

^	Industry and country classifications may be different than those used for compliance monitoring purposes.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
7

Statement of Assets and Liabilities as of December 31, 2024
Assets
Investment in securities, at value (identified cost $180,356,175)	$201,808,576
Cash	5,717,156
Cash denominated in foreign currencies (identified cost $117,216)	116,428
Receivables:
Dividends	239,055
Investment securities sold	196,646
Portfolio shares sold	10,942
Securities lending	204
Other assets	150,312
Total assets	208,239,319
Liabilities
Payables:
Foreign capital gains tax (See Note 2)	1,922,269
Manager (See Note 3)	175,646
Custodian	50,943
Portfolio shares redeemed	44,277
Professional fees	36,033
NYLIFE Distributors (See Note 3)	12,962
Shareholder communication	10,691
Trustees	3
Accrued expenses	761
Total liabilities	2,253,585
Net assets	$205,985,734
Composition of Net Assets
Shares of beneficial interest outstanding (par value of $.001 per share) unlimited number of shares authorized	$26,495
Additional paid-in-capital	233,080,164
233,106,659
Total distributable earnings (loss)	(27,120,925)
Net assets	$205,985,734
Initial Class
Net assets applicable to outstanding shares	$145,917,217
Shares of beneficial interest outstanding	18,787,773
Net asset value per share outstanding	$7.77
Service Class
Net assets applicable to outstanding shares	$60,068,517
Shares of beneficial interest outstanding	7,707,601
Net asset value per share outstanding	$7.79

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
8	NYLI VP Candriam Emerging Markets Equity Portfolio

Statement of Operations for the year ended December 31, 2024
Investment Income (Loss)
Income
Dividends (net of foreign tax withholding of $536,587)	$3,704,448
Securities lending, net	75,039
Other	40,047
Total income	3,819,534
Expenses
Manager (See Note 3)	2,160,115
Custodian	207,193
Distribution/Service—Service Class (See Note 3)	161,676
Professional fees	120,214
Trustees	5,191
Shareholder communication	4,650
Miscellaneous	10,711
Total expenses	2,669,750
Net investment income (loss)	1,149,784
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Unaffiliated investment transactions(a)	13,865,982
Foreign currency transactions	(621,479)
Net realized gain (loss)	13,244,503
Net change in unrealized appreciation (depreciation) on:
Unaffiliated investments(b)	12,123,842
Translation of other assets and liabilities in foreign currencies	20,707
Net change in unrealized appreciation (depreciation)	12,144,549
Net realized and unrealized gain (loss)	25,389,052
Net increase (decrease) in net assets resulting from operations	$26,538,836

(a)	Realized gain (loss) on security transactions recorded net of foreign capital gains tax in the amount of $(1,589,762).
(b)	Net change in unrealized appreciation (depreciation) on investments recorded net of foreign capital gains tax in the amount of $(902,940).
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
9

Statements of Changes in Net Assets
for the years ended December 31, 2024 and December 31, 2023
	2024	2023
Increase (Decrease) in Net Assets
Operations:
Net investment income (loss)	$1,149,784	$2,255,245
Net realized gain (loss)	13,244,503	(14,436,411)
Net change in unrealized appreciation (depreciation)	12,144,549	28,190,646
Net increase (decrease) in net assets resulting from operations	26,538,836	16,009,480
Distributions to shareholders:
Initial Class	(1,383,686)	(2,643,644)
Service Class	(403,923)	(958,432)
Total distributions to shareholders	(1,787,609)	(3,602,076)
Capital share transactions:
Net proceeds from sales of shares	7,609,474	7,298,977
Net asset value of shares issued to shareholders in reinvestment of distributions	1,787,609	3,602,076
Cost of shares redeemed	(48,393,620)	(32,178,378)
Increase (decrease) in net assets derived from capital share transactions	(38,996,537)	(21,277,325)
Net increase (decrease) in net assets	(14,245,310)	(8,869,921)
Net Assets
Beginning of year	220,231,044	229,100,965
End of year	$205,985,734	$220,231,044
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
10	NYLI VP Candriam Emerging Markets Equity Portfolio

Financial Highlights selected per share data and ratios
	Year Ended December 31,
Initial Class	2024	2023	2022	2021	2020
Net asset value at beginning of year	$6.96	$6.60	$11.16	$11.51	$9.46
Net investment income (loss)	0.05	0.07	0.11	0.12(a)	0.07(a)
Net realized and unrealized gain (loss)	0.83	0.41	(3.39)	(0.34)	2.30
Total from investment operations	0.88	0.48	(3.28)	(0.22)	2.37
Less distributions:
From net investment income	(0.07)	(0.12)	(0.09)	(0.13)	(0.32)
From net realized gain on investments	—	—	(1.19)	—	—
Total distributions	(0.07)	(0.12)	(1.28)	(0.13)	(0.32)
Net asset value at end of year	$7.77	$6.96	$6.60	$11.16	$11.51
Total investment return (b)	12.64%	7.25%	(28.72)%	(2.00)%	25.71%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	0.61%	1.09%(c)	1.28%	1.02%	0.79%
Net expenses (d)	1.16%	1.13%(e)	1.16%	1.13%	1.18%
Expenses (before waiver/reimbursement) (d)	1.16%	1.14%	1.16%	1.14%	1.18%
Portfolio turnover rate	115%	52%	115%	63%	123%
Net assets at end of year (in 000's)	$145,917	$154,579	$158,187	$211,647	$257,933

(a)	Per share data based on average shares outstanding during the year.
(b)	Total return does not reflect any deduction of sales charges, mortality and expense charges, contract charges or administrative charges.
(c)	Without the custody fee reimbursement, net investment income (loss) would have been 1.08%.
(d)	In addition to the fees and expenses which the Portfolio bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.
(e)	Without the custody fee reimbursement, net expenses would have been 1.14%.

	Year Ended December 31,
Service Class	2024	2023	2022	2021	2020
Net asset value at beginning of year	$6.98	$6.62	$11.16	$11.52	$9.45
Net investment income (loss)	0.03	0.06	0.09	0.09(a)	0.05(a)
Net realized and unrealized gain (loss)	0.83	0.40	(3.39)	(0.35)	2.31
Total from investment operations	0.86	0.46	(3.30)	(0.26)	2.36
Less distributions:
From net investment income	(0.05)	(0.10)	(0.05)	(0.10)	(0.29)
From net realized gain on investments	—	—	(1.19)	—	—
Total distributions	(0.05)	(0.10)	(1.24)	(0.10)	(0.29)
Net asset value at end of year	$7.79	$6.98	$6.62	$11.16	$11.52
Total investment return (b)	12.35%	6.98%	(28.89)%	(2.25)%	25.40%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	0.36%	0.84%(c)	1.03%	0.78%	0.57%
Net expenses (d)	1.41%	1.38%(e)	1.41%	1.38%	1.43%
Expenses (before waiver/reimbursement) (d)	1.41%	1.39%	1.41%	1.39%	1.43%
Portfolio turnover rate	115%	52%	115%	63%	123%
Net assets at end of year (in 000's)	$60,069	$65,652	$70,914	$102,237	$120,450

(a)	Per share data based on average shares outstanding during the year.
(b)	Total return does not reflect any deduction of sales charges, mortality and expense charges, contract charges or administrative charges.
(c)	Without the custody fee reimbursement, net investment income (loss) would have been 0.83%.
(d)	In addition to the fees and expenses which the Portfolio bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.
(e)	Without the custody fee reimbursement, net expenses would have been 1.39%.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
11

Notes to Financial Statements
Note 1–Organization and Business
New York Life Investments VP Funds Trust (the “Fund”) (formerly known as MainStay VP Funds Trust) was organized as a Delaware statutory trust on February 1, 2011. The Fund is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Fund is comprised of thirty-three separate series (collectively referred to as the “Portfolios”). These financial statements and notes relate to the NYLI VP Candriam Emerging Markets Equity Portfolio (formerly known as MainStay VP Candriam Emerging Markets Equity Portfolio) (the "Portfolio"), a "diversified” portfolio, as that term is defined in the 1940 Act, as interpreted or modified by regulatory authorities having jurisdiction, from time to time.
Shares of the Portfolio are currently offered to certain separate accounts to fund variable annuity policies and variable universal life insurance policies issued by New York Life Insurance and Annuity Corporation (“NYLIAC”), a wholly-owned subsidiary of New York Life Insurance Company (“New York Life”) and may also be offered to fund variable annuity policies and variable universal life insurance policies issued by other insurance companies. NYLIAC allocates shares of the Portfolio to, among others, certain NYLIAC separate accounts. Shares of the Portfolio are also offered to the NYLI VP Conservative Allocation Portfolio, NYLI VP Moderate Allocation Portfolio, NYLI VP Growth Allocation Portfolio and NYLI VP Equity Allocation Portfolio, which operate as “funds-of-funds," and other variable insurance funds.
The following table lists the Portfolio's share classes that have been registered and commenced operations:
Class	Commenced Operations
Initial Class	February 17, 2012
Service Class	February 17, 2012
Shares of the Portfolio are offered and are redeemed at a price equal to their respective net asset value (“NAV”) per share. No sales or redemption charge is applicable to the purchase or redemption of the Portfolio's shares. Under the terms of the Fund’s multiple class plan, adopted pursuant to Rule 18f-3 under the 1940 Act, the classes differ in that, among other things, Service Class shares of the Portfolio pay a combined distribution and service fee of 0.25% of average daily net assets attributable to Service Class shares of the Portfolio to the Distributor (as defined in Note 3(B)) pursuant to a plan adopted in accordance with Rule 12b-1 under the 1940 Act. Contract owners of variable annuity contracts purchased after June 2, 2003, are permitted to invest only in the Service Class shares.
The Portfolio's investment objective is to seek long-term capital appreciation.
In this reporting period, the Portfolio adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures ("ASU 2023-07"). Adoption of the new standard impacted financial statement disclosures only and did not affect the Portfolio's financial position or its results of operations. The intent of
ASU 2023-07 is, through improved segment disclosures, to enable investors to better understand an entity's overall performance and to assess its potential future cash flows. NYLI Disclosure Committee ("Committee") acts as the Portfolio's chief operating decision maker assessing performance and making decisions about resource allocation. The Committee has determined that the Portfolio has a single operating segment based on the fact that the Committee monitors the operating results of the Portfolio as a whole and the Portfolio's long-term strategic asset allocation is pre-determined in accordance with the terms of its respective prospectus, based on a defined investment strategy which is executed by the Portfolio's portfolio managers as a team. The financial information provided to and reviewed by the Committee is consistent with that presented in the Portfolio's Portfolio of Investments, Statement of Changes in Net Assets and Financial Highlights.
Note 2–Significant Accounting Policies
The Portfolio is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services—Investment Companies. The Portfolio prepares its financial statements in accordance with generally accepted accounting principles (“GAAP”) in the United States of America and follows the significant accounting policies described below.
(A) Securities Valuation.  Investments are usually valued as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time) on each day the Portfolio is open for business ("valuation date").
Pursuant to Rule 2a-5 under the 1940 Act, the Board of Trustees of the Fund (the "Board") has designated New York Life Investment Management LLC (“New York Life Investments” or the "Manager") as its Valuation Designee (the "Valuation Designee"). The Valuation Designee is responsible for performing fair valuations relating to all investments in the Portfolio’s portfolio for which market quotations are not readily available; periodically assessing and managing material valuation risks; establishing and applying fair value methodologies; testing fair valuation methodologies; evaluating and overseeing pricing services; ensuring appropriate segregation of valuation and portfolio management functions; providing quarterly, annual and prompt reporting to the Board, as appropriate; identifying potential conflicts of interest; and maintaining appropriate records. The Valuation Designee has established a valuation committee ("Valuation Committee") to assist in carrying out the Valuation Designee’s responsibilities and establish prices of securities for which market quotations are not readily available. The Portfolio's and the Valuation Designee's policies and procedures ("Valuation Procedures") govern the Valuation Designee’s selection and application of methodologies for determining and calculating the fair value of Portfolio investments. The Valuation Designee may value the Portfolio's portfolio securities for which market quotations are not readily available and other Portfolio assets utilizing inputs from pricing services and other third-party sources. The Valuation Committee meets (in person, via electronic mail or

12	NYLI VP Candriam Emerging Markets Equity Portfolio

via teleconference) on an ad-hoc basis to determine fair valuations and on a quarterly basis to review fair value events with respect to certain securities for which market quotations are not readily available, including valuation risks and back-testing results, and to preview reports to the Board.
The Valuation Committee establishes prices of securities for which market quotations are not readily available based on such methodologies and measurements on a regular basis after considering information that is reasonably available and deemed relevant by the Valuation Committee. The Board shall oversee the Valuation Designee and review fair valuation materials on a prompt, quarterly and annual basis and approve proposed revisions to the Valuation Procedures.
Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to the Valuation Procedures. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the Portfolio can access at the measurement date, provided that a quotation will not be readily available if it is not reliable. "Fair value" is defined as the price the Portfolio would reasonably expect to receive upon selling an asset or liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the asset or liability. Fair value measurements are determined within a framework that establishes a three-tier hierarchy that maximizes the use of observable market data and minimizes the use of unobservable inputs to establish a classification of fair value measurements for disclosure purposes. "Inputs" refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, such as the risk inherent in a particular valuation technique used to measure fair value using a pricing model and/or the risk inherent in the inputs for the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions market participants would use in pricing the asset or liability based on the information available. The inputs or methodology used for valuing assets or liabilities may not be an indication of the risks associated with investing in those assets or liabilities. The three-tier hierarchy of inputs is summarized below.
•	Level 1—quoted prices (unadjusted) in active markets for an identical asset or liability
•	Level 2—other significant observable inputs (including quoted prices for a similar asset or liability in active markets, interest rates and yield curves, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio's own assumptions about the assumptions that market participants would use in measuring fair value of an asset or liability)
The level of an asset or liability within the fair value hierarchy is based on the lowest level of an input, both individually and in the aggregate, that is significant to the fair value measurement. The aggregate value by input level of the Portfolio’s assets and liabilities as of December 31, 2024, is included at the end of the Portfolio of Investments.
The Portfolio may use third-party vendor evaluations, whose prices may be derived from one or more of the following standard inputs, among others:
• Broker/dealer quotes	• Benchmark securities
• Two-sided markets	• Reference data (corporate actions or material event notices)
• Bids/offers	• Monthly payment information
• Industry and economic events	• Reported trades
An asset or liability for which a market quotation is not readily available is valued by methods deemed reasonable in good faith by the Valuation Committee, following the Valuation Procedures to represent fair value. Under these procedures, the Valuation Designee generally uses a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information. The Valuation Designee may also use an income-based valuation approach in which the anticipated future cash flows of the asset or liability are discounted to calculate fair value. Fair value represents a good faith approximation of the value of a security. Fair value determinations involve the consideration of a number of subjective factors, an analysis of applicable facts and circumstances and the exercise of judgment. As a result, it is possible that the fair value for a security determined in good faith in accordance with the Valuation Procedures may differ from valuations for the same security determined for other funds using their own valuation procedures. Although the Valuation Procedures are designed to value a security at the price the Portfolio may reasonably expect to receive upon the security's sale in an orderly transaction, there can be no assurance that any fair value determination thereunder would, in fact, approximate the amount that the Portfolio would actually realize upon the sale of the security or the price at which the security would trade if a reliable market price were readily available. During the year ended December 31, 2024, there were no material changes to the fair value methodologies.
Securities which may be valued in this manner include, but are not limited to: (i) a security for which trading has been halted or suspended or otherwise does not have a readily available market quotation on a given day; (ii) a debt security that has recently gone into default and for which there is not a current market quotation; (iii) a security of an issuer that has entered into a restructuring; (iv) a security that has been delisted from a national exchange; (v) a security subject to trading collars for which no or limited trading takes place; and (vi) a security whose principal market has been temporarily closed at a time when, under normal conditions, it would be open. Securities valued in this manner are generally categorized as Level 2 or 3 in the hierarchy.
Certain securities held by the Portfolio may principally trade in foreign markets. Events may occur between the time the foreign markets close and the time at which the Portfolio's NAVs are calculated. These events
13

Notes to Financial Statements (continued)
may include, but are not limited to, situations relating to a single issuer in a market sector, significant fluctuations in U.S. or foreign markets, natural disasters, armed conflicts, governmental actions or other developments not tied directly to the securities markets. Should the Valuation Designee conclude that such events may have affected the accuracy of the last price of such securities reported on the local foreign market, the Valuation Designee may, pursuant to the Valuation Procedures, adjust the value of the local price to reflect the estimated impact on the price of such securities as a result of such events. In this instance, securities are generally categorized as Level 3 in the hierarchy. Additionally, certain foreign equity securities are also fair valued whenever the movement of a particular index exceeds certain thresholds. In such cases, the securities are fair valued by applying factors provided by a third-party vendor in accordance with the Valuation Procedures and are generally categorized as Level 2 in the hierarchy.
If the principal market of certain foreign equity securities is closed in observance of a local foreign holiday, these securities are valued using the last closing price of regular trading on the relevant exchange and fair valued by applying factors provided by a third-party vendor in accordance with the Valuation Procedures. These securities are generally categorized as Level 2 in the hierarchy.
Equity securities, rights and warrants, if applicable, are valued at the last quoted sales prices as of the close of regular trading on the relevant exchange on each valuation date. Securities that are not traded on the valuation date are valued at the mean of the last quoted bid and ask prices. Prices are normally taken from the principal market in which each security trades. These securities are generally categorized as Level 1 in the hierarchy.
The information above is not intended to reflect an exhaustive list of the methodologies that may be used to value portfolio investments. The Valuation Procedures permit the use of a variety of valuation methodologies in connection with valuing portfolio investments. The methodology used for a specific type of investment may vary based on the market data available or other considerations. The methodologies summarized above may not represent the specific means by which portfolio investments are valued on any particular business day.
A portfolio investment may be classified as an illiquid investment under the Portfolio's written liquidity risk management program and related procedures (“Liquidity Program”). Illiquidity of an investment might prevent the sale of such investment at a time when the Manager or the Subadvisor might wish to sell, and these investments could have the effect of decreasing the overall level of the Portfolio's liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid investments, requiring the Portfolio to rely on judgments that may be somewhat subjective in measuring value, which could vary materially from the amount that the Portfolio could realize upon disposition. Difficulty in selling illiquid investments may result in a loss or may be costly to the Portfolio. An illiquid investment is any investment that the Manager or Subadvisor reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. The liquidity classification of each investment will be made using information obtained after reasonable inquiry and taking into account, among other things, relevant market, trading and investment-specific considerations in accordance with the Liquidity Program. Illiquid investments are often fair valued in accordance with the Portfolio's procedures described above. The liquidity of the Portfolio's investments was determined as of December 31, 2024, and can change at any time.
(B) Income Taxes.   The Portfolio's policy is to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute all of its taxable income to the shareholders of the Portfolio within the allowable time limits.
The Manager evaluates the Portfolio’s tax positions to determine if the tax positions taken meet the minimum recognition threshold in connection with accounting for uncertainties in income tax positions taken or expected to be taken for the purposes of measuring and recognizing tax liabilities in the financial statements. Recognition of tax benefits of an uncertain tax position is permitted only to the extent the position is “more likely than not” to be sustained assuming examination by taxing authorities. The Manager analyzed the Portfolio's tax positions taken on federal, state and local income tax returns for all open tax years (for up to three tax years) and has concluded that no provisions for federal, state and local income tax are required in the Portfolio's financial statements. The Portfolio's federal, state and local income tax and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state and local departments of revenue.
(C) Foreign Taxes. The Portfolio may be subject to foreign taxes on income and other transaction-based taxes imposed by certain countries in which it invests. A portion of the taxes on gains on investments or currency purchases/repatriation may be reclaimable. The Portfolio will accrue such taxes and reclaims as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.
The Portfolio may be subject to taxation on realized capital gains, repatriation proceeds and other transaction-based taxes imposed by certain countries in which it invests. The Portfolio will accrue such taxes as applicable based upon its current interpretation of tax rules and regulations that exist in the market in which it invests. Capital gains taxes relating to positions still held are reflected as a liability in the Statement of Assets and Liabilities, as well as an adjustment to the Portfolio's net unrealized appreciation (depreciation). Taxes related to capital gains realized, if any, are reflected as part of net realized gain (loss) in the Statement of Operations. Changes in tax liabilities related to capital gains taxes on unrealized investment gains, if any, are reflected as part of the change in net unrealized appreciation (depreciation) on investments in the Statement of Operations. Transaction-based charges are generally assessed as a percentage of the transaction amount.

14	NYLI VP Candriam Emerging Markets Equity Portfolio

(D) Dividends and Distributions to Shareholders. Dividends and distributions are recorded on the ex-dividend date. The Portfolio intends to declare and pay dividends from net investment income and distributions from net realized capital and currency gains, if any, at least annually. All dividends and distributions are reinvested at NAV in the same class of shares of the Portfolio. Dividends and distributions to shareholders are determined in accordance with federal income tax regulations and may differ from determinations using GAAP.
(E) Security Transactions and Investment Income. The Portfolio records security transactions on the trade date. Realized gains and losses on security transactions are determined using the identified cost method. Dividend income is recognized on the ex-dividend date, net of any foreign tax withheld at the source, and interest income is accrued as earned using the effective interest rate method. Distributions received from real estate investment trusts, if applicable, may be classified as dividends, capital gains and/or return of capital.
Investment income and realized and unrealized gains and losses on investments of the Portfolio are allocated pro rata to the separate classes of shares based upon their relative net assets on the date the income is earned or realized and unrealized gains and losses are incurred.
(F) Expenses.  Expenses of the Fund are allocated to the individual Portfolios in proportion to the net assets of the respective Portfolios when the expenses are incurred, except where direct allocations of expenses can be made. Expenses (other than fees incurred under the distribution and service plans, further discussed in Note 3(B), which are charged directly to the Service Class shares) are allocated to separate classes of shares pro rata based upon their relative net assets on the date the expenses are incurred. The expenses borne by the Portfolio, including those of related parties to the Portfolio, are shown in the Statement of Operations.
Additionally, the Portfolio may invest in mutual funds, which are subject to management fees and other fees that may cause the costs of investing in mutual funds to be greater than the costs of owning the underlying securities directly. These indirect expenses of mutual funds are not included in the amounts shown as expenses in the Statement of Operations or in the expense ratios included in the Financial Highlights.
(G) Use of Estimates.  In preparing financial statements in conformity with GAAP, the Manager makes estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates and assumptions.
(H) Foreign Currency Transactions. The Portfolio's books and records are maintained in U.S. dollars. Prices of securities denominated in foreign currency amounts are translated into U.S. dollars at the mean between the buying and selling rates last quoted by any major U.S. bank at the following dates:
(i) market value of investment securities, other assets and liabilities— at the valuation date; and
(ii) purchases and sales of investment securities, income and expenses—at the date of such transactions.
The assets and liabilities that are denominated in foreign currency amounts are presented at the exchange rates and market values at the close of the period. The realized and unrealized changes in net assets arising from fluctuations in exchange rates and market prices of securities are not separately presented.
Net realized gain (loss) on foreign currency transactions represents net currency gains or losses realized as a result of differences between the amounts of securities sale proceeds or purchase cost, dividends, interest and withholding taxes as recorded on the Portfolio's books, and the U.S. dollar equivalent amount actually received or paid. Net currency gains or losses from valuing such foreign currency denominated assets and liabilities, other than investments at valuation date exchange rates, are reflected in unrealized foreign exchange gains or losses.
(I) Securities Sold Short.  During the period a short position is open, depending on the nature and type of security, a short position is reflected as a liability and is marked to market in accordance with the valuation methodologies previously detailed (See Note 2(A)). Liabilities for securities sold short are closed out by purchasing the applicable securities for delivery to the counterparty broker. A gain, limited to the price at which the Portfolio sold the security short, or a loss, unlimited as to dollar amount, will be recognized upon termination of a short sale if the market price on the date the short position is closed out is less or greater, respectively, than the proceeds originally received. Any such gain or loss may be offset, completely or in part, by the change in the value of the hedged investments. Interest on short positions held is accrued daily, while dividends declared on short positions existing on the record date are recorded on the ex-dividend date as a dividend expense in the Statement of Operations. Broker fees and other expenses related to securities sold short are disclosed in the Statement of Operations. Short sales involve risk of loss in excess of the related amounts reflected in the Statement of Assets and Liabilities. As of December 31, 2024, the Portfolio did not enter into any securities sold short.
(J) Securities Lending. In order to realize additional income, the Portfolio may engage in securities lending, subject to the limitations set forth in the 1940 Act and relevant guidance by the staff of the Securities and Exchange Commission (“SEC”). If the Portfolio engages in securities lending, the Portfolio will lend through its custodian, JPMorgan Chase Bank, N.A., ("JPMorgan"), acting as securities lending agent on behalf of the Portfolio. Under the current arrangement, JPMorgan will manage the Portfolio's collateral in accordance with the securities lending agency agreement between the Portfolio and JPMorgan, and indemnify the Portfolio against counterparty risk. The loans will be collateralized by cash (which may be invested in a money market fund) and/or non-cash collateral (which may include U.S. Treasury securities and/or U.S. government agency securities issued or guaranteed by the United States government or its agencies or instrumentalities) at least equal at all times to the market value of the securities loaned. Non-cash collateral held at year end is segregated and cannot be transferred by the Portfolio. The
15

Notes to Financial Statements (continued)
Portfolio bears the risk of delay in recovery of, or loss of rights in, the securities loaned. The Portfolio may also record a realized gain or loss on securities deemed sold due to a borrower’s inability to return securities on loan. The Portfolio bears the risk of any loss on investment of cash collateral. The Portfolio will receive compensation for lending its securities in the form of fees or it will retain a portion of interest earned on the investment of any cash collateral. The Portfolio will also continue to receive interest and dividends on the securities loaned and any gain or loss in the market price of the securities loaned that may occur during the term of the loan will be for the account of the Portfolio. Income earned from securities lending activities, if any, is reflected in the Statement of Operations.
(K) Foreign Securities Risk.  The Portfolio may invest in foreign securities, which carry certain risks that are in addition to the usual risks inherent in domestic securities. Foreign regulatory regimes and securities markets can have less stringent investor protections and disclosure standards and less liquid trading markets than U.S. regulatory regimes and securities markets, and can experience political, social and economic developments that may affect the value of investments in foreign securities. These risks include those resulting from currency fluctuations, future adverse political or economic developments and possible imposition of currency exchange blockages or other foreign governmental laws or restrictions. Economic sanctions and other similar governmental actions or developments could, among other things, effectively restrict or eliminate the Portfolio's ability to purchase or sell certain foreign securities or groups of foreign securities, and thus may make the Portfolio's investments in such securities less liquid or more difficult to value. These risks are likely to be greater in emerging markets than in developed markets. The ability of issuers of debt securities held by the Portfolio to meet their obligations may be affected by, among other things, economic or political developments in a specific country, industry or region. For example, the Portfolio has significant investments in the Asia-Pacific region. The development and stability of the Asia-Pacific region can be adversely affected by, among other regional and global developments, trade barriers, exchange controls and other measures imposed or negotiated by the countries with which they trade. Some Asia-Pacific countries can be characterized as emerging markets or newly industrialized and may experience more volatile economic cycles and less liquid markets than developed countries.
(L) Indemnifications.  Under the Fund’s organizational documents, its officers and trustees are indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Portfolio enters into contracts with third-party service providers that contain a variety of representations and warranties and that may provide general indemnifications. The Portfolio's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio that have not yet occurred. The Manager believes that the risk of loss in connection with these potential indemnification obligations is remote. However, there can be no assurance that material liabilities related to such obligations will not arise in the future, which could adversely impact the Portfolio.
Note 3–Fees and Related Party Transactions
(A) Manager and Subadvisor. New York Life Investments, a registered investment adviser and an indirect, wholly-owned subsidiary of New York Life, serves as the Portfolio's Manager, pursuant to an Amended and Restated Management Agreement (“Management Agreement”). The Manager provides offices, conducts clerical, recordkeeping and bookkeeping services and keeps most of the financial and accounting records required to be maintained by the Portfolio. Except for the portion of salaries and expenses that are the responsibility of the Portfolio, the Manager pays the salaries and expenses of all personnel affiliated with the Portfolio and certain operational expenses of the Portfolio. The Portfolio reimburses New York Life Investments in an amount equal to the portion of the compensation of the Chief Compliance Officer attributable to the Portfolio. Candriam (the "Subadvisor"), a registered investment adviser and an indirect, wholly-owned subsidiary of New York Life, serves as the Subadvisor to the Portfolio and is responsible for the day-to-day portfolio management of the Portfolio. Pursuant to the terms of an Amended and Restated Subadvisory Agreement between New York Life Investments and Candriam, New York Life Investments pays for the services of the Subadvisor.
Pursuant to the Management Agreement, the Fund pays the Manager, on behalf of the Portfolio, a monthly fee for the services performed and the facilities furnished at an annual rate of the Portfolio's average daily net assets as follows: 1.00% up to $1 billion; and 0.975% in excess of $1 billion. During the year ended December 31, 2024, the effective management fee rate was 1.00% of the Portfolio's average daily net assets.
During the year ended December 31, 2024, New York Life Investments earned fees from the Portfolio in the amount of $2,160,115 and paid the Subadvisor fees in the amount of $1,080,058.
JPMorgan provides sub-administration and sub-accounting services to the Portfolio pursuant to an agreement with New York Life Investments. These services include calculating the daily NAVs of the Portfolio, maintaining the general ledger and sub-ledger accounts for the calculation of the Portfolio's NAVs, and assisting New York Life Investments in conducting various aspects of the Portfolio's administrative operations. For providing these services to the Portfolio, JPMorgan is compensated by New York Life Investments.
Pursuant to an agreement between the Fund and New York Life Investments, New York Life Investments is responsible for providing or procuring certain regulatory reporting services for the Portfolio. The Portfolio will reimburse New York Life Investments for the actual costs incurred by New York Life Investments in connection with providing or procuring these services for the Portfolio.
(B) Distribution and Service Fees.  The Fund, on behalf of the Portfolio, has entered into a distribution agreement with NYLIFE Distributors LLC (the “Distributor”), an affiliate of New York Life Investments. The Portfolio has adopted a distribution plan (the “Plan”) in accordance with the provisions of Rule 12b-1 under the 1940 Act. Under

16	NYLI VP Candriam Emerging Markets Equity Portfolio

the Plan, the Distributor has agreed to provide, through its affiliates or independent third parties, various distribution-related, shareholder and administrative support services to the Service Class shareholders. For its services, the Distributor is entitled to a combined distribution and service fee accrued daily and paid monthly at an annual rate of 0.25% of the average daily net assets attributable to the Service Class shares of the Portfolio.
Note 4-Federal Income Tax
As of December 31, 2024, the cost and unrealized appreciation (depreciation) of the Portfolio’s investment portfolio, including applicable derivative contracts and other financial instruments, as determined on a federal income tax basis, were as follows:
	Federal Tax Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Investments in Securities	$185,025,881	$27,203,051	$(10,420,356)	$16,782,695
As of December 31, 2024, the components of accumulated gain (loss) on a tax basis were as follows:
Ordinary Income	Accumulated Capital and Other Gain (Loss)	Other Temporary Differences	Unrealized Appreciation (Depreciation)	Total Accumulated Gain (Loss)
$559,410	$(42,476,040)	$—	$14,795,705	$(27,120,925)
The difference between book-basis and tax-basis unrealized appreciation (depreciation) is primarily due to wash sale adjustments and Passive Foreign Investment Company ("PFIC") adjustments.
As of December 31, 2024, for federal income tax purposes, capital loss carryforwards of $42,476,040, as shown in the table below, were available to the extent provided by the regulations to offset future realized gains of the Portfolio. Accordingly, no capital gains distributions are expected to be paid to shareholders until net gains have been realized in excess of such amounts.
Capital Loss Available Through	Short-Term Capital Loss Amounts (000’s)	Long-Term Capital Loss Amounts (000’s)
Unlimited	$42,476	$—
The Portfolio utilized $14,005,486 of capital loss carryforwards during the year ended December 31, 2024.
During the years ended December 31, 2024 and December 31, 2023, the tax character of distributions paid as reflected in the Statements of Changes in Net Assets was as follows:
	2024	2023
Distributions paid from:
Ordinary Income	$1,787,609	$3,602,076
Note 5–Custodian
JPMorgan is the custodian of cash and securities held by the Portfolio. Custodial fees are charged to the Portfolio based on the Portfolio's net assets and/or the market value of securities held by the Portfolio and the number of certain transactions incurred by the Portfolio.
Note 6–Line of Credit
The Portfolio and certain other funds managed by New York Life Investments maintain a line of credit with a syndicate of banks in order to secure a source of funds for temporary purposes to meet unanticipated or excessive redemption requests.
Effective July 23, 2024, under the credit agreement (the “Credit Agreement”), the aggregate commitment amount is $600,000,000 with an additional uncommitted amount of $100,000,000. The commitment fee is an annual rate of 0.15% of the average commitment amount payable quarterly, regardless of usage, to JPMorgan, who serves as the agent to the syndicate. The commitment fee is allocated among the Portfolio and certain other funds managed by New York Life Investments based upon their respective net assets and other factors. Interest on any revolving credit loan is charged based upon the Federal Funds Rate, Daily Simple Secured Overnight Financing Rate ("SOFR") + 0.10%, or the Overnight Bank Funding Rate, whichever is higher. The Credit Agreement expires on July 22, 2025, although the Portfolio, certain other funds managed by New York Life Investments and the syndicate of banks may renew the Credit Agreement for an additional year on the same or different terms or enter into a credit agreement with a different syndicate of banks. Prior to July 23, 2024, the aggregate commitment amount and the commitment fee were the same as those under the current Credit Agreement. During the year ended December 31, 2024, there were no borrowings made or outstanding with respect to the Portfolio under the Credit Agreement.
Note 7–Interfund Lending Program
Pursuant to an exemptive order issued by the SEC, the Portfolio, along with certain other funds managed by New York Life Investments, may participate in an interfund lending program. The interfund lending program provides an alternative credit facility that permits the Portfolio and certain other funds managed by New York Life Investments to lend or borrow money for temporary purposes directly to or from one another, subject to the conditions of the exemptive order. During the year ended December 31, 2024, there were no interfund loans made or outstanding with respect to the Portfolio.
Note 8–Purchases and Sales of Securities (in 000’s)
During the year ended December 31, 2024, purchases and sales of securities, other than short-term securities, were $245,247 and $287,435, respectively.
17

Notes to Financial Statements (continued)
Note 9–Capital Share Transactions
Transactions in capital shares for the years ended December 31, 2024 and December 31, 2023, were as follows:
Initial Class	Shares	Amount
Year ended December 31, 2024:
Shares sold	613,921	$4,734,183
Shares issued to shareholders in reinvestment of distributions	169,412	1,383,686
Shares redeemed	(4,218,755)	(32,172,981)
Net increase (decrease)	(3,435,422)	$(26,055,112)
Year ended December 31, 2023:
Shares sold	728,793	$4,910,032
Shares issued to shareholders in reinvestment of distributions	399,245	2,643,644
Shares redeemed	(2,855,196)	(19,862,854)
Net increase (decrease)	(1,727,158)	$(12,309,178)

Service Class	Shares	Amount
Year ended December 31, 2024:
Shares sold	395,614	$2,875,291
Shares issued to shareholders in reinvestment of distributions	49,256	403,923
Shares redeemed	(2,144,445)	(16,220,639)
Net increase (decrease)	(1,699,575)	$(12,941,425)
Year ended December 31, 2023:
Shares sold	351,247	$2,388,945
Shares issued to shareholders in reinvestment of distributions	144,184	958,432
Shares redeemed	(1,797,103)	(12,315,524)
Net increase (decrease)	(1,301,672)	$(8,968,147)
Note 10–Recent Accounting Pronouncement
In December 2023, the FASB issued Accounting Standard Update No. 2023-09, Income Taxes (ASC 740) Improvements to Income Tax Disclosures (“ASU 2023-09”). The primary purpose of the amendments within ASU 2023-09 is to enhance the transparency and decision usefulness of income tax disclosures primarily related to the rate reconciliation table and income taxes paid information. The amendments in ASU 2023-09 require that public business entities on an annual basis (1) disclose specific categories in the rate reconciliation and (2) provide additional information for reconciling items that meet a quantitative threshold. In addition, the amendments in this ASU 2023-09 require that all entities disclose on an annual basis taxes paid disaggregated by; federal, state, foreign, and jurisdiction (when income taxes paid is equal to or greater than five percent of total income taxes paid). The amendments in ASU 2023-09 are effective for public business entities beginning after December 15, 2024. Early adoption is permitted for annual financial statements that have not yet been issued or made available for issuance. The amendments in ASU 2023-09 should be applied on a prospective basis. Retrospective application is permitted. Management is currently assessing the impact this standard will have on our financial statements as well as the method by which we will adopt the new standard. The Adviser does not expect the guidance to have a material impact to the Portfolio.
Note 11–Subsequent Events
In connection with the preparation of the financial statements of the Portfolio for the year ended December 31, 2024, events and transactions subsequent to December 31, 2024, through the date the financial statements were issued, have been evaluated by the Manager for possible adjustment and/or disclosure. No subsequent events requiring financial statement adjustment or disclosure have been identified.

18	NYLI VP Candriam Emerging Markets Equity Portfolio

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of New York Life Investments VP Funds Trust (formerly known as Mainstay VP Funds Trust) and Shareholders of NYLI VP Candriam Emerging Markets Equity Portfolio (formerly known as MainStay VP Candriam Emerging Markets Equity Portfolio)
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of NYLI VP Candriam Emerging Markets Equity Portfolio (one of the portfolios constituting New York Life Investments VP Funds Trust, referred to hereafter as the “Portfolio”) as of December 31, 2024, the related statement of operations for the year ended December 31, 2024, the statements of changes in net assets for each of the two years in the period ended December 31, 2024, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2024 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Portfolio as of December 31, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2024 and the financial highlights for each of the five years in the period ended December 31, 2024 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Portfolio’s management. Our responsibility is to express an opinion on the Portfolio’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Portfolio in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2024 by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
New York, New York
February 21, 2025
We have served as the auditor of one or more investment companies in the New York Life Investments group of funds since 1984.
19

Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
Included in the Statement of Operations within the Portfolio’s Financial Statements.
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Statement Regarding Basis for Approval of Investment Advisory Agreement and Subadvisory Agreement
The continuation of the Management Agreement with respect to each series (“Portfolio”) of the New York Life Investments VP Funds Trust (“Trust”) and New York Life Investment Management LLC (“New York Life Investments”) and each of the Subadvisory Agreements between New York Life Investments and each of American Century Investment Management, Inc., Brown Advisory LLC, Candriam, CBRE Investment Management Listed Real Assets LLC, Epoch Investment Partners, Inc., FIAM LLC, Janus Henderson Investors US LLC, MacKay Shields LLC, Newton Investment Management North America, LLC, NYL Investors LLC, Pacific Investment Management Company LLC, PineStone Asset Management Inc., Segall Bryant & Hamill, LLC, Wellington Management Company LLP and Winslow Capital Management, LLC (together, “Subadvisors”)1 with respect to the applicable Portfolio(s) (together, “Advisory Agreements”) is subject to annual review and approval by the Board of Trustees of the Trust (“Board”) in accordance with Section 15 of the Investment Company Act of 1940, as amended (“1940 Act”).  At its December 3–4, 2024 meeting, the Board, including the Trustees who are not an “interested person” (as such term is defined in the 1940 Act) of the Trust (“Independent Trustees”) voting separately, unanimously approved the continuation of each of the Advisory Agreements for each applicable Portfolio for a one-year period.
In reaching the decision to approve the continuation of each of the Advisory Agreements, the Board considered information and materials furnished by New York Life Investments and each Subadvisor in connection with an annual contract review process undertaken by the Board that took place at meetings of the Board and its Contracts Committee from September 2024 through December 2024, including information and materials furnished by New York Life Investments and each Subadvisor in response to requests prepared on behalf of the Board, and in consultation with the Independent Trustees, by independent legal counsel to the Independent Trustees, which encompassed a variety of topics, including those summarized below.  Information and materials requested by and furnished to the Board for consideration in connection with the contract review process included, among other items, reports on each Portfolio and “peer funds” prepared by Institutional Shareholder Services Inc. (“ISS”), an independent third-party service provider engaged by the Board to report objectively on each Portfolio’s investment performance, management fee and total expenses.  The Board also considered information on the fees charged to other investment advisory clients of New York Life Investments and/or each applicable Subadvisor that follow investment strategies similar to those of each Portfolio, if any, and, when applicable, the rationale for differences in each Portfolio’s management and subadvisory fees, as applicable, and the fees charged to those other investment advisory clients.  In addition, the Board considered information regarding the legal standards and fiduciary obligations applicable to its consideration of the continuation of each of the Advisory Agreements.  The contract review process, including the structure and format for information and materials provided to the Board, has been developed in consultation with the Board.  The Independent
Trustees also met in executive sessions with their independent legal counsel and, for portions thereof, with senior management of New York Life Investments.
The Board’s deliberations with respect to the continuation of each of the Advisory Agreements reflect a year-long process, and the Board also took into account information furnished to the Board and its Committees throughout the year, as deemed relevant and appropriate by the Trustees, including, among other items, reports on investment performance of each Portfolio and investment-related matters for each Portfolio as well as presentations from New York Life Investments and, generally annually, personnel of each Subadvisor.  In addition, the Board took into account other information provided by New York Life Investments throughout the year, including, among other items, periodic reports on legal and compliance matters, risk management, portfolio turnover, brokerage commissions and non-advisory services provided to each Portfolio by New York Life Investments, as deemed relevant and appropriate by the Trustees.
In addition to information provided to the Board throughout the year, the Board received information in connection with its June 2024 meeting provided specifically in response to requests prepared on behalf of the Board, and in consultation with the Independent Trustees, by independent legal counsel to the Independent Trustees regarding each Portfolio’s distribution arrangements.  In addition, the Board received information regarding each Portfolio’s asset levels, share purchase and redemption activity and the payment of Rule 12b-1 and/or certain other fees by the applicable share class(es) of each applicable Portfolio, among other information.
In considering the continuation of each of the Advisory Agreements, the Trustees reviewed and evaluated the information and factors they believed to reasonably be necessary and appropriate in light of legal advice furnished to them by independent legal counsel to the Independent Trustees and through the exercise of their own business judgment.  Although individual Trustees may have weighed certain factors or information differently and the Board did not consider any single factor or information controlling in reaching its decision, the factors that figured prominently in the Board’s consideration of the continuation of each of the Advisory Agreements with respect to each applicable Portfolio are summarized in more detail below and include, among other factors: (i) the nature, extent and quality of the services provided to the Portfolio by New York Life Investments and the Subadvisor(s), if applicable; (ii) the qualifications of the portfolio manager(s) of the Portfolio and the historical investment performance of the Portfolio, New York Life Investments and, if applicable, the Subadvisor(s); (iii) the costs of the services provided, and profits realized, by New York Life Investments and the Subadvisor(s), if applicable, with respect to their relationships with the Portfolio; (iv) the extent to which economies of scale have been realized or may be realized if the Portfolio grows and the extent to which any economies of scale have been shared, have benefited or may benefit the Portfolio’s

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shareholders; and (v) the reasonableness of the Portfolio’s management and, if applicable, subadvisory fees and total ordinary operating expenses.  Although the Board recognized that comparisons between each Portfolio’s fees and expenses and those of other funds are imprecise given different terms of agreements, variations in fund strategies and other factors, the Board considered the reasonableness of each Portfolio’s management fee and total ordinary operating expenses as compared to peer funds identified by ISS.  Throughout their considerations, the Trustees acknowledged the commitment of New York Life Investments and its affiliates to serve the New York Life Investments Group of Funds, as well as their capacity, experience, resources, financial stability and reputations.  The Trustees also acknowledged the entrepreneurial and other risks assumed by New York Life Investments in sponsoring and managing each Portfolio.  With respect to the Subadvisory Agreements, the Board took into account New York Life Investments’ recommendation to approve the continuation of each of the Subadvisory Agreements.
The Trustees noted that, throughout the year, the Trustees are afforded an opportunity to ask questions of, and request additional information or materials from, New York Life Investments and each Subadvisor.  The Board’s decision with respect to each of the Advisory Agreements may have also been based, in part, on the Board’s knowledge of New York Life Investments and each Subadvisor resulting from, among other things, the Board’s consideration of each of the Advisory Agreements in prior years, the advisory agreements for other funds in the New York Life Investments Group of Funds, the Board’s review throughout the year of the performance and operations of other funds in the New York Life Investments Group of Funds and each Trustee’s business judgment and industry experience.  In addition to considering the above-referenced factors, the Board observed that in the marketplace, notably under variable life insurance policies and variable annuity contracts for which each Portfolio serves as an investment option, there are a range of investment options available to investors and that each Portfolio’s shareholders, having had the opportunity to consider other investment options, have invested in the Portfolio.
The factors that figured prominently in the Board’s decision to approve the continuation of each of the Advisory Agreements during the Board’s December 3-4, 2024 meeting are summarized in more detail below.  The Board considered on a Portfolio-by-Portfolio basis the factors and information deemed relevant and appropriate by the Trustees to evaluate the continuation of each of the Advisory Agreements, and the Board’s decision was made separately with respect to each Portfolio.
Nature, Extent and Quality of Services Provided by New York Life Investments and the Subadvisors
The Board examined the nature, extent and quality of the services that New York Life Investments provides to each Portfolio.  The Board evaluated New York Life Investments’ experience and capabilities in serving as manager of each Portfolio and considered that each Portfolio with one or more Subadvisors operates in a “manager-of-managers” structure.  The Board also considered New York Life Investments’
responsibilities and services provided pursuant to this structure, including overseeing the services provided by each Subadvisor, evaluating the performance of each Subadvisor, making recommendations to the Board as to whether each Subadvisory Agreement should be renewed, modified or terminated and periodically reporting to the Board regarding the results of New York Life Investments’ evaluation and monitoring functions.  The Board noted that New York Life Investments manages other mutual funds, serves a variety of other investment advisory clients, including other pooled investment vehicles, and has experience overseeing mutual fund service providers, including subadvisors.  The Board considered the experience of senior personnel at New York Life Investments providing management and administrative and other non-advisory services to each Portfolio.  The Board observed that New York Life Investments devotes significant resources and time to providing management and administrative and other non-advisory services to each Portfolio, including, for Portfolios with one or more Subadvisors, New York Life Investments’ oversight and due diligence reviews of each Subadvisor and ongoing analysis of, and interactions with, each Subadvisor with respect to, among other things, the applicable Portfolio’s or Portfolios’ investment performance and risks as well as each Subadvisor’s investment capabilities and subadvisory services with respect to the applicable Portfolio(s).
The Board also considered the range of services that New York Life Investments provides to each Portfolio under the terms of the Management Agreement, including: (i) fund accounting and ongoing supervisory services provided by New York Life Investments’ Fund Administration and Accounting Group; (ii) investment supervisory and analytical services provided by New York Life Investments’ Investment Consulting Group; (iii) compliance services provided by the Trust’s Chief Compliance Officer as well as New York Life Investments’ compliance department; (iv) legal services provided by New York Life Investments’ Office of the General Counsel; and (v) risk management monitoring and analysis by compliance and investment personnel.  In addition, the Board considered New York Life Investments’ willingness to invest in personnel and other resources, such as cyber security, information security and business continuity planning, that may benefit each Portfolio and noted that New York Life Investments is responsible for compensating the Trust’s officers, except for a portion of the salary of the Trust’s Chief Compliance Officer.  The Board recognized that New York Life Investments provides certain other non-advisory services to each Portfolio and has over time provided an increasingly broad array of non-advisory services to the New York Life Investments Group of Funds as a result of regulatory and other developments.
The Board also examined the range, and the nature, extent and quality, of the investment advisory services that New York Life Investments and each Subadvisor provides to the applicable Portfolio(s) and considered the terms of each of the Advisory Agreements.  The Board evaluated New York Life Investments’ and each Subadvisor’s experience and performance in serving as investment adviser or subadvisor, respectively, to the applicable Portfolio(s) and advising other portfolios and New York Life Investments’ and each Subadvisor’s track record and experience in
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providing investment advisory services as well as the experience of investment advisory and other senior personnel at New York Life Investments and each Subadvisor.  The Board considered New York Life Investments’ and each Subadvisor’s overall resources, legal and compliance environment, capabilities, reputation, financial condition and history.  In addition to information provided in connection with quarterly meetings with the Trust’s Chief Compliance Officer, the Board considered information regarding the compliance policies and procedures of New York Life Investments and each Subadvisor.  The Board also considered New York Life Investments’ and each Subadvisor’s ability to recruit and retain qualified investment professionals and willingness to invest in personnel and other resources that may benefit the applicable Portfolio(s).  In this regard, the Board considered the qualifications and experience of each Portfolio’s portfolio manager(s), the number of accounts managed by the portfolio manager(s) and the method for compensating the portfolio manager(s).
Because the NYLI VP Conservative Allocation Portfolio, NYLI VP Moderate Allocation Portfolio, NYLI VP Growth Allocation Portfolio and NYLI VP Equity Allocation Portfolio (together, the “Allocation Portfolios”) invest substantially all their assets in other funds advised by New York Life Investments or its affiliates, the Board considered information from New York Life Investments regarding the investment rationale and process for the allocation among and selection of the underlying funds in which the Allocation Portfolios invest.
In addition, the Board considered information provided by New York Life Investments and each Subadvisor regarding their respective business continuity and disaster recovery plans.
Based on these considerations, among others, the Board concluded that each Portfolio would likely continue to benefit from the nature, extent and quality of these services.
Investment Performance
In evaluating each Portfolio’s investment performance, the Board considered investment performance results over various periods in light of each Portfolio’s investment objective and strategies.  The Board considered investment reports on, and analysis of, each Portfolio’s performance provided to the Board throughout the year, including each Portfolio’s investment performance compared to each Portfolio’s relevant benchmark(s).  With respect to each of the NYLI VP Hedge Multi-Strategy Portfolio and the NYLI VP S&P 500 Index Portfolio, the Board also considered information regarding the Portfolio’s tracking error relative to its benchmark(s). The Board also considered information provided by ISS showing the investment performance of each Portfolio as compared to peer funds.
The Board also took into account its discussions with senior management at New York Life Investments concerning each Portfolio’s investment performance over various periods as well as discussions between a representative(s) of each Subadvisor and the members of the Board’s Investment Committee, which generally occur on an annual basis. The
Board also took into account the following considerations with respect to certain Portfolios:
1. In considering the investment performance of the NYLI VP American Century Sustainable Equity Portfolio, the Board noted that the Portfolio underperformed its peer funds for the one-, five- and ten-year periods ended July 31, 2024, and performed favorably relative to its peer funds for the three-year period ended July 31, 2024.  The Board considered its discussions with representatives from New York Life Investments and American Century Investment Management, Inc. regarding the Portfolio’s investment performance.
2. In considering the investment performance of the NYLI VP Balanced Portfolio, the Board noted that the Portfolio underperformed its peer funds for the one-year period ended July 31, 2024, performed in line with its peer funds for the five- and ten-year periods ended July 31, 2024, and performed favorably relative to its peer funds for the three-year period ended July 31, 2024.  The Board considered its discussions with representatives from New York Life Investments, NYL Investors LLC and Wellington Management Company LLP regarding the Portfolio’s investment performance.
3. In considering the investment performance of the NYLI VP Bond Portfolio, the Board noted that the Portfolio underperformed its peer funds for the three- and five-year periods ended July 31, 2024, and performed in line with its peer funds for the one- and ten-year periods ended July 31, 2024.  The Board considered its discussions with representatives from New York Life Investments and NYL Investors LLC regarding the Portfolio’s investment performance.
4. In considering the investment performance of the NYLI VP Candriam Emerging Markets Equity Portfolio, the Board noted that the Portfolio underperformed its peer funds for the three-, five- and ten-year periods ended July 31, 2024, and performed in line with its peer funds for the one-year period ended July 31, 2024.  The Board considered its discussions with representatives from New York Life Investments and Candriam regarding the Portfolio’s investment performance.
5. In considering the investment performance of the NYLI VP CBRE Global Infrastructure Portfolio, the Board noted that the Portfolio underperformed its peer funds for the five-year period ended July 31, 2024, and performed in line with its peer funds for the one- and three-year periods ended July 31, 2024.  The Board considered its discussions with representatives from New York Life Investments and CBRE Investment Management Listed Real Assets LLC regarding the Portfolio’s investment performance.
6. In considering the investment performance of the NYLI VP Hedge Multi-Strategy Portfolio, the Board noted that the Portfolio underperformed its peer funds for the three-, five- and ten-year periods ended July 31, 2024, and performed in line with its peer funds for the one-year period ended July 31, 2024.  The Board considered its discussions with representatives from New York Life Investments regarding the Portfolio’s investment performance.
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7. In considering the investment performance of the NYLI VP MacKay U.S. Infrastructure Bond Portfolio, the Board noted that the Portfolio underperformed its peer funds for the one-, five- and ten-year periods ended July 31, 2024, and performed favorably relative to its peer funds for the three-year period ended July 31, 2024.  The Board considered its discussions with representatives from New York Life Investments and MacKay Shields LLC regarding the Portfolio’s investment performance.
8. In considering the investment performance of the NYLI VP PineStone International Equity Portfolio, the Board noted that the Portfolio underperformed its peer funds for the one-, three-, five- and ten-year periods ended July 31, 2024.  The Board considered its discussions with representatives from New York Life Investments and PineStone Asset Management Inc. regarding the Portfolio’s investment performance.
9. With respect to the NYLI VP Schroders Mid Cap Opportunities Portfolio, the Board considered its discussions with representatives from New York Life Investments regarding the Portfolio’s investment performance and the Board’s approval of a new subadvisory agreement between New York Life Investments and Schroder Investment Management North America Inc. with respect to the Portfolio and approval to reposition the Portfolio, effective August 12, 2024.
10. In considering the investment performance of the NYLI VP Wellington Small Cap Portfolio, the Board noted that the Portfolio underperformed its peer funds for the three- and five-year periods ended July 31, 2024, and performed favorably relative to its peer funds for the one-year period ended July 31, 2024.  The Board considered its discussions with representatives from New York Life Investments and Wellington Management Company LLP regarding the Portfolio’s investment performance.
Based on these considerations, among others, the Board concluded that its review of each Portfolio’s investment performance and related information supported a determination to approve the continuation of each of the Advisory Agreements.
Costs of the Services Provided, and Profits and Other Benefits Realized, by New York Life Investments and the Subadvisors
Portfolios with Affiliated Subadvisors
The Board considered the costs of the services provided under each of the Advisory Agreements.  The Board also considered the profitability of New York Life Investments and its affiliates, including each Affiliated Subadvisor, due to their relationships with the applicable Portfolio(s) as well as of New York Life Investments and its affiliates due to their relationships with the New York Life Investments Group of Funds.  Because each Affiliated Subadvisor is an affiliate of New York Life Investments whose subadvisory fee is paid by New York Life Investments, not the applicable Portfolio(s), the Board considered cost and profitability information for New York Life Investments and each Affiliated Subadvisor in the aggregate.
In addition, the Board acknowledged the difficulty in obtaining reliable comparative data about mutual fund managers’ profitability because such information generally is not publicly available and may be impacted by numerous factors, including the structure of a fund manager’s organization, the types of funds it manages, the methodology used to allocate certain fixed costs to specific funds and the manager’s capital structure and costs of capital.
In evaluating the costs of the services provided by New York Life Investments and each Affiliated Subadvisor, and profitability of New York Life Investments and its affiliates, including each Affiliated Subadvisor, due to their relationships with the applicable Portfolio(s), the Board considered, among other factors, New York Life Investments’ and its affiliates’, including each Affiliated Subadvisor’s, continuing investments in, or willingness to invest in, personnel and other resources that may support and further enhance the management of such Portfolio(s), and that New York Life Investments is responsible for paying the subadvisory fee for such Portfolio(s).  The Board also considered the financial resources of New York Life Investments and each Affiliated Subadvisor and acknowledged that New York Life Investments and each Affiliated Subadvisor must be in a position to recruit and retain experienced professional personnel and to maintain a strong financial position for New York Life Investments and each Affiliated Subadvisor to continue to provide high-quality services to the applicable Portfolio(s).  The Board recognized that each Portfolio benefits from the allocation of certain fixed costs among the funds in the New York Life Investments Group of Funds, among other expected benefits resulting from its relationship with New York Life Investments.
The Board considered information regarding New York Life Investments’ methodology for calculating profitability and allocating costs provided by New York Life Investments in connection with the fund profitability analysis presented to the Board.  The Board concluded that New York Life Investments’ methods for allocating costs and procedures for estimating overall profitability of the relationship with the funds in the New York Life Investments Group of Funds were reasonable.  The Board recognized the difficulty in calculating and evaluating a manager’s profitability with respect to each Portfolio and considered that other profitability methodologies may also be reasonable.
The Board also considered certain fall-out benefits that may be realized by New York Life Investments and its affiliates, including each Affiliated Subadvisor, due to their relationships with the applicable Portfolio(s), including reputational and other indirect benefits.  The Board recognized, for example, the benefits to certain Affiliated Subadvisors from legally permitted “soft-dollar” arrangements by which brokers provide research and other services to each such Affiliated Subadvisor in exchange for commissions paid by the applicable Portfolio(s) with respect to trades in such Portfolio(s)’s portfolio securities.  In addition, except with respect to the NYLI VP U.S. Government Money Market Portfolio, the Board considered its review of the management agreement for a money market fund advised by New York Life Investments and an Affiliated Subadvisor that serves as an investment option for each Portfolio, including the potential rationale for and costs associated with investments in this money market fund by each Portfolio, if any, and considered information from New York Life Investments that the nature and type of specific
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investment advisory services provided to this money market fund are distinct from, or in addition to, the investment advisory services provided to each Portfolio.  In addition, the Board considered the potential dividend received tax deduction for insurance company affiliates of New York Life Investments from each Portfolio’s securities lending activity.
The Board noted that each Portfolio serves as an investment option primarily under variable contracts issued by affiliates of New York Life Investments that would receive fees under those contracts.  The Board observed that, in addition to fees earned by New York Life Investments under the Management Agreement for managing each Portfolio, New York Life Investments’ affiliates also earn revenues from serving each Portfolio in various other capacities, including as each Portfolio’s distributor, and insurance companies affiliated with New York Life Investments would be entitled to receive fees from each applicable Portfolio under a distribution and service plan adopted pursuant to Rule 12b-1 under the 1940 Act.  The Board considered information about these other revenues in the context of the profitability of the relationship with each Portfolio to New York Life Investments and its affiliates.  The Board noted that, although it assessed the overall profitability of the relationship with each Portfolio to New York Life Investments and its affiliates as part of the contract review process, when considering the reasonableness of the fee paid to New York Life Investments under the Management Agreement, the Board considered the profitability of New York Life Investments’ relationship with each Portfolio on a pre-tax basis and without regard to distribution expenses incurred by New York Life Investments from its own resources.
After evaluating the information deemed relevant by the Trustees, the Board concluded that any profits realized by New York Life Investments and its affiliates, including each Affiliated Subadvisor, due to their relationships with the applicable Portfolio(s) were not excessive and other expected benefits that may accrue to New York Life Investments and its affiliates, including each Affiliated Subadvisor, are reasonable.
Portfolios with one or more Unaffiliated Subadvisors (except for the NYLI VP Dimensional U.S. Equity Portfolio and NYLI VP Schroders Mid Cap Opportunities Portfolio)
The Board considered the costs of the services provided under each of the Advisory Agreements.  The Board also considered the profitability of New York Life Investments and its affiliates and each Unaffiliated Subadvisor due to their relationships with the applicable Portfolio(s) as well as of New York Life Investments and its affiliates due to their relationships with the New York Life Investments Group of Funds.  With respect to the profitability of each Unaffiliated Subadvisor’s relationship with the applicable Portfolio(s), the Board considered information from New York Life Investments that each Unaffiliated Subadvisor’s subadvisory fee reflected an arm’s-length negotiation and that this fee is paid by New York Life Investments, not the applicable Portfolio(s), and the relevance of each Unaffiliated Subadvisor’s profitability was considered by the Trustees in that context.  On this basis, the Board primarily considered the costs and profitability for New York Life Investments and its affiliates with respect to the applicable Portfolio(s).
In addition, the Board acknowledged the difficulty in obtaining reliable comparative data about mutual fund managers’ profitability because such information generally is not publicly available and may be impacted by numerous factors, including the structure of a fund manager’s organization, the types of funds it manages, the methodology used to allocate certain fixed costs to specific funds and the manager’s capital structure and costs of capital.
In evaluating the costs of the services provided by New York Life Investments and each Unaffiliated Subadvisor, and profitability of New York Life Investments and its affiliates and each Unaffiliated Subadvisor due to their relationships with the applicable Portfolio(s), the Board considered, among other factors, New York Life Investments’ and its affiliates’ and each Unaffiliated Subadvisor’s continuing investments in, or willingness to invest in, personnel and other resources that may support and further enhance the management of such Portfolio(s), and that New York Life Investments is responsible for paying the subadvisory fee for such Portfolio(s).  The Board also considered the financial resources of New York Life Investments and each Unaffiliated Subadvisor and acknowledged that New York Life Investments and each Unaffiliated Subadvisor must be in a position to recruit and retain experienced professional personnel and to maintain a strong financial position for New York Life Investments and the Unaffiliated Subadvisor to continue to provide high-quality services to the applicable Portfolio(s).  The Board recognized that each Portfolio benefits from the allocation of certain fixed costs among the funds in the New York Life Investments Group of Funds, among other expected benefits resulting from its relationship with New York Life Investments.
The Board considered information regarding New York Life Investments’ methodology for calculating profitability and allocating costs provided by New York Life Investments in connection with the fund profitability analysis presented to the Board.  The Board concluded that New York Life Investments’ methods for allocating costs and procedures for estimating overall profitability of the relationship with the funds in the New York Life Investments Group of Funds were reasonable.  The Board recognized the difficulty in calculating and evaluating a manager’s profitability with respect to each Portfolio and considered that other profitability methodologies may also be reasonable.
The Board also considered certain fall-out benefits that may be realized by New York Life Investments and its affiliates and each Unaffiliated Subadvisor and its affiliates due to their relationships with the applicable Portfolio(s), including reputational and other indirect benefits.  The Board recognized, for example, the benefits to certain Unaffiliated Subadvisors from legally permitted “soft-dollar” arrangements by which brokers provide research and other services to each such Unaffiliated Subadvisor in exchange for commissions paid by the applicable Portfolio(s) with respect to trades in such Portfolio(s)’s portfolio securities.  In this regard, the Board also requested and considered information from New York Life Investments concerning other material business relationships between each Unaffiliated Subadvisor and its affiliates and New York Life Investments and its affiliates. The Board further considered the existence of a strategic partnership between New York Life Investments and each of
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CBRE Investment Management Listed Real Assets LLC, Epoch Investment Partners, Inc., PineStone Asset Management Inc., Wellington Management Company LLP and Winslow Capital Management, LLC that relates to certain current and future products and represents a potential conflict of interest associated with New York Life Investments’ recommendation to approve the continuation of the applicable Subadvisory Agreements. In addition, the Board considered its review of the management agreement for a money market fund advised by New York Life Investments and an Affiliated Subadvisor that serves as an investment option for each Portfolio, including the potential rationale for and costs associated with investments in this money market fund by each Portfolio, if any, and considered information from New York Life Investments that the nature and type of specific investment advisory services provided to this money market fund are distinct from, or in addition to, the investment advisory services provided to each Portfolio.  In addition, the Board considered the potential dividend received tax deduction for insurance company affiliates of New York Life Investments from each Portfolio’s securities lending activity.
The Board noted that each Portfolio serves as an investment option primarily under variable contracts issued by affiliates of New York Life Investments that would receive fees under those contracts.  The Board observed that, in addition to fees earned by New York Life Investments under the Management Agreement for managing each Portfolio, New York Life Investments’ affiliates also earn revenues from serving each Portfolio in various other capacities, including as each Portfolio’s distributor, and insurance companies affiliated with New York Life Investments would be entitled to receive fees from each Portfolio under a distribution and service plan adopted pursuant to Rule 12b-1 under the 1940 Act.  The Board considered information about these other revenues in the context of the profitability of the relationship with each Portfolio to New York Life Investments and its affiliates.  The Board noted that, although it assessed the overall profitability of the relationship with each Portfolio to New York Life Investments and its affiliates as part of the contract review process, when considering the reasonableness of the fee paid to New York Life Investments under the Management Agreement, the Board considered the profitability of New York Life Investments’ relationship with each Portfolio on a pre-tax basis and without regard to distribution expenses incurred by New York Life Investments from its own resources.
After evaluating the information deemed relevant by the Trustees, the Board concluded that any profits realized by New York Life Investments and its affiliates due to their relationships with the applicable Portfolio(s) were not excessive, other expected benefits that may accrue to New York Life Investments and its affiliates are reasonable and other expected benefits that may accrue to each Unaffiliated Subadvisor and its affiliates are consistent with those expected for a subadvisor to a mutual fund.  With respect to each Unaffiliated Subadvisor, the Board considered that any profits realized by such Unaffiliated Subadvisor due to its relationship with the applicable Portfolio(s) are the result of arm’s-length negotiations between New York Life Investments and such Unaffiliated Subadvisor, acknowledging that any such profits are based on the subadvisory fee paid to such Unaffiliated Subadvisor by New York Life Investments, not the applicable Portfolio(s).
Allocation Portfolios, NYLI VP Dimensional U.S. Equity Portfolio, NYLI VP Hedge Multi-Strategy Portfolio, NYLI VP Schroders Mid Cap Opportunities Portfolio and NYLI VP S&P 500 Index Portfolio
The Board considered the costs of the services provided under the Management Agreement.  The Board also considered the profitability of New York Life Investments and its affiliates due to their relationships with each Portfolio as well as of New York Life Investments and its affiliates due to their relationships with the New York Life Investments Group of Funds.
In addition, the Board acknowledged the difficulty in obtaining reliable comparative data about mutual fund managers’ profitability because such information generally is not publicly available and may be impacted by numerous factors, including the structure of a fund manager’s organization, the types of funds it manages, the methodology used to allocate certain fixed costs to specific funds and the manager’s capital structure and costs of capital.
In evaluating the costs of the services provided by New York Life Investments, and profitability of New York Life Investments and its affiliates due to their relationships with each Portfolio, the Board considered, among other factors, New York Life Investments’ and its affiliates’ continuing investments in, or willingness to invest in, personnel and other resources that may support and further enhance the management of each Portfolio.  The Board also considered the financial resources of New York Life Investments and acknowledged that New York Life Investments must be in a position to recruit and retain experienced professional personnel and to maintain a strong financial position for New York Life Investments to continue to provide high-quality services to each Portfolio.  The Board recognized that each Portfolio benefits from the allocation of certain fixed costs among the funds in the New York Life Investments Group of Funds, among other expected benefits resulting from its relationship with New York Life Investments.
The Board considered information regarding New York Life Investments’ methodology for calculating profitability and allocating costs provided by New York Life Investments in connection with the fund profitability analysis presented to the Board.  The Board concluded that New York Life Investments’ methods for allocating costs and procedures for estimating overall profitability of the relationship with the funds in the New York Life Investments Group of Funds were reasonable.  The Board recognized the difficulty in calculating and evaluating a manager’s profitability with respect to each Portfolio and considered that other profitability methodologies may also be reasonable.
The Board also considered certain fall-out benefits that may be realized by New York Life Investments and its affiliates due to their relationships with each Portfolio, including reputational and other indirect benefits.  In addition, the Board considered its review of the management agreement for a money market fund advised by New York Life Investments and an Affiliated Subadvisor that serves as an investment option for each
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Portfolio, including the potential rationale for and costs associated with investments in this money market fund by each Portfolio, if any, and considered information from New York Life Investments that the nature and type of specific investment advisory services provided to this money market fund are distinct from, or in addition to, the investment advisory services provided to each Portfolio.  In addition, the Board considered the potential dividend received tax deduction for insurance company affiliates of New York Life Investments from each Portfolio’s securities lending activity.
The Board noted that each Portfolio serves as an investment option primarily under variable contracts issued by affiliates of New York Life Investments that would receive fees under those contracts.  The Board observed that, in addition to fees earned by New York Life Investments under the Management Agreement for managing each Portfolio, New York Life Investments’ affiliates also earn revenues from serving each Portfolio in various other capacities, including as each Portfolio’s distributor, and insurance companies affiliated with New York Life Investments would be entitled to receive fees from each Portfolio under a distribution and service plan adopted pursuant to Rule 12b-1 under the 1940 Act.  The Board considered information about these other revenues in the context of the profitability of the relationship with each Portfolio to New York Life Investments and its affiliates.  The Board noted that, although it assessed the overall profitability of the relationship with each Portfolio to New York Life Investments and its affiliates as part of the contract review process, when considering the reasonableness of the fee paid to New York Life Investments under the Management Agreement, the Board considered the profitability of New York Life Investments’ relationship with each Portfolio on a pre-tax basis and without regard to distribution expenses incurred by New York Life Investments from its own resources.
The Board noted that the Allocation Portfolios do not pay a management fee for the allocation and other management services provided by New York Life Investments under the Management Agreement but that shareholders of the Allocation Portfolios indirectly pay their pro rata share of the fees and expenses of the underlying funds in which the Allocation Portfolios invest.  The Board considered that the Allocation Portfolios’ investments in underlying funds managed by New York Life Investments or its affiliates indirectly benefit New York Life Investments or its affiliates.  The Board noted that it considers the profits realized by New York Life Investments and its affiliates with respect to the underlying New York Life Investments Funds as part of the annual contract review process for those funds.
After evaluating the information deemed relevant by the Trustees, the Board concluded that any profits realized by New York Life Investments and its affiliates due to their relationships with each Portfolio were not excessive.
Management and Subadvisory Fees and Total Ordinary Operating Expenses
The Board evaluated the reasonableness of the fee paid under each of the Advisory Agreements and each Portfolio’s total ordinary operating expenses.  With respect to the management fee and subadvisory fee for each Portfolio with one of more Subadvisors, the Board primarily considered the reasonableness of the management fee paid by the Portfolio to New York Life Investments because the subadvisory fee paid to each Subadvisor is paid by New York Life Investments, not the Portfolio.  The Board also considered the reasonableness of the subadvisory fee paid by New York Life Investments and the amount of the management fee retained by New York Life Investments with respect to each Portfolio with one or more Subadvisors.
In assessing the reasonableness of each Portfolio’s fees and expenses, the Board primarily considered comparative data provided by ISS on the fees and expenses of similar mutual funds managed by other investment advisers.  The Board considered New York Life Investments’ process for monitoring and addressing potential conflicts of interest in the selection of underlying funds.  In addition, the Board considered information provided by New York Life Investments and each Subadvisor on fees charged to other investment advisory clients, including institutional separate accounts and/or other funds, that follow investment strategies similar to those of the applicable Portfolio(s), if any.  The Board considered the contractual management fee schedule for each Portfolio as compared to those for such other investment advisory clients, taking into account the rationale for differences in fee schedules.  The Board also took into account information provided by New York Life Investments about the more extensive scope of services provided to registered investment companies, such as each Portfolio, as compared with other investment advisory clients.  Additionally, the Board considered the impact of contractual breakpoints, voluntary waivers and/or expense limitation arrangements, as applicable, on each Portfolio’s net management fee and expenses.  The Board also considered that in proposing fees for each Portfolio, New York Life Investments considers the competitive marketplace for mutual funds.
The Board also took into account the following considerations with respect to certain Portfolios:
1. With respect to the NYLI VP CBRE Global Infrastructure Portfolio, the Board considered its discussions with representatives from New York Life Investments regarding the total net expenses paid by the Portfolio.
2. With respect to the NYLI VP Winslow Large Cap Growth Portfolio, the Board considered its discussions with representatives from New York Life Investments regarding the management fee paid by the Portfolio.
3. With respect to the NYLI VP Hedge Multi-Strategy Portfolio, the Board considered its discussions with representatives from New York Life Investments regarding the management fee paid by the Portfolio.
Because the Allocation Portfolios do not pay a management fee to New York Life Investments, the Board considered the reasonableness of fees and expenses the Allocation Portfolios indirectly pay by investing in underlying funds that charge a management fee.  Additionally, because the Allocation Portfolios invest substantially all their assets in other funds advised by New York Life Investments or its affiliates, the Board also considered information provided by New York Life Investments regarding the fees and expenses associated with the Allocation Portfolios’
27

investments in other funds, including New York Life Investments’ finding that the applicable Allocation Portfolio’s fees and expenses do not duplicate the fees and expenses of the corresponding acquired fund (when required by Rule 12d1-4 under the 1940 Act).   Because the NYLI VP Hedge Multi-Strategy Portfolio invests primarily in ETFs, the Board also considered information provided by New York Life Investments regarding the fees and expenses associated with the Portfolio’s investments in ETFs, including New York Life Investments’ finding that the Portfolio’s fees and expenses do not duplicate the fees and expenses of the corresponding acquired ETF (when required by Rule 12d1-4 under the 1940 Act).
Additionally, with respect to the NYLI VP MacKay Convertible Portfolio, the Board noted that NYLIM Service Company LLC, an affiliate of New York Life Investments, serves as the transfer agent and dividend disbursing agent for the Service Class and Service 2 Class Shares of the Portfolio but that the Service Class and Service 2 Class Shares do not incur any fees for these services.
The Board further noted that, in certain prior years, New York Life Investments had provided support to the NYLI VP Government U.S. Money Market Portfolio in the form of voluntary waivers and/or reimbursements of fees and expenses in order to maintain a positive yield.
Based on the factors outlined above, among other considerations, the Board concluded that each Portfolio’s management fee and total ordinary operating expenses are within a range that is competitive and support a conclusion that these fees and expenses are reasonable.
Economies of Scale
The Board considered information regarding economies of scale, including whether economies of scale may exist with respect to each Portfolio and whether each Portfolio’s management fee and expense structure permits economies of scale, if any, to be appropriately shared with each Portfolio’s shareholders.  The Board also considered a report from New York Life Investments, previously prepared at the request of the Board, that addressed economies of scale, including with respect to the mutual fund business generally, and the various ways in which the benefits of economies of scale may be shared with the funds in the New York Life Investments Group of Funds.  Although the Board recognized the difficulty of determining economies of scale with precision, the Board acknowledged that economies of scale may be shared with each Portfolio in a number of ways, including, for example, through the imposition of fee breakpoints, initially setting management fee rates at scale or making additional investments to enhance the services provided to each Portfolio.  The Board reviewed information from New York Life Investments showing how each Portfolio’s management fee schedule compared to fee schedules of other funds and accounts managed by New York Life Investments.  The Board also reviewed information from ISS showing how each Portfolio’s management fee schedule compared with fees paid for similar services by peer funds at varying asset levels.  The Board noted that the Allocation Portfolios do not pay a management fee and that the Board separately considers economies of scale as part of its review of the management agreements of underlying New York Life Investments Funds in which the Allocation Portfolios invest and the benefit of any breakpoints in the management fee schedules for the underlying New York Life Investments Funds would pass through to shareholders of the Allocation Portfolios at the specified levels of underlying New York Life Investments Fund assets.
Based on this information, the Board concluded that economies of scale, if any, are appropriately shared for the benefit of each Portfolio’s shareholders through the Portfolio’s management fee and expense structure and other methods to share benefits from economies of scale.
Conclusion
On the basis of the information and factors summarized above, among other information and factors deemed relevant by the Trustees, and the evaluation thereof on a Portfolio-by-Portfolio basis, the Board, including the Independent Trustees voting separately, unanimously voted to approve the continuation of each of the Advisory Agreements for each applicable Portfolio.
1    Candriam, MacKay Shields LLC and NYL Investors LLC are referred to herein as the “Affiliated Subadvisors.” American Century Investment Management, Inc., Brown Advisory LLC, CBRE Investment Management Listed Real Assets LLC, Epoch Investment Partners, Inc., FIAM LLC, Janus Henderson Investors US LLC, Newton Investment Management North America, LLC, Pacific Investment Management Company LLC, PineStone Asset Management Inc., Segall Bryant & Hamill, LLC, Wellington Management Company LLP and Winslow Capital Management, LLC are referred to herein as the “Unaffiliated Subadvisors.”
“New York Life Investments” is both a service mark, and the common trade name, of certain investment advisors affiliated with New York Life Insurance Company. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
28

NYLI VP Epoch U.S. Equity Yield Portfolio
(formerly known as MainStay VP Epoch U.S. Equity Yield Portfolio)

Annual Report - Financial Statements and Other Information
December 31, 2024

Portfolio of Investments December 31, 2024†^
	Shares	Value
Common Stocks 98.0%
Aerospace & Defense 2.6%
General Dynamics Corp.	27,038	$ 7,124,243
Lockheed Martin Corp.	15,684	7,621,483
RTX Corp.	76,418	8,843,091
		23,588,817
Air Freight & Logistics 0.9%
United Parcel Service, Inc., Class B	67,705	8,537,601
Banks 10.6%
Bank of America Corp.	418,933	18,412,105
Columbia Banking System, Inc.	369,160	9,971,012
JPMorgan Chase & Co.	91,371	21,902,542
PNC Financial Services Group, Inc. (The)	47,168	9,096,349
Regions Financial Corp.	325,804	7,662,910
Truist Financial Corp.	168,396	7,305,019
U.S. Bancorp	281,539	13,466,010
Wells Fargo & Co.	124,072	8,714,817
		96,530,764
Beverages 2.4%
Coca-Cola Co. (The)	95,818	5,965,629
Coca-Cola Europacific Partners plc	143,808	11,045,892
PepsiCo, Inc.	31,546	4,796,885
		21,808,406
Biotechnology 2.6%
AbbVie, Inc.	101,616	18,057,163
Amgen, Inc.	23,177	6,040,853
		24,098,016
Capital Markets 3.2%
BlackRock, Inc.	12,430	12,742,118
CME Group, Inc.	25,700	5,968,311
Lazard, Inc.	203,011	10,451,006
		29,161,435
Chemicals 3.6%
Dow, Inc.	197,289	7,917,207
Linde plc	18,283	7,654,544
LyondellBasell Industries NV, Class A	89,358	6,636,619
Nutrien Ltd. (a)	117,327	5,250,383
PPG Industries, Inc.	44,342	5,296,652
		32,755,405
Commercial Services & Supplies 0.7%
Republic Services, Inc.	29,808	5,996,773
	Shares	Value

Communications Equipment 1.3%
Cisco Systems, Inc.	197,013	$ 11,663,170
Consumer Staples Distribution & Retail 1.9%
Walmart, Inc.	191,918	17,339,791
Diversified Telecommunication Services 2.1%
AT&T, Inc.	467,156	10,637,142
Verizon Communications, Inc.	222,107	8,882,059
		19,519,201
Electric Utilities 6.0%
Alliant Energy Corp.	100,788	5,960,602
American Electric Power Co., Inc.	121,408	11,197,460
Duke Energy Corp.	53,103	5,721,317
Entergy Corp.	161,206	12,222,639
NextEra Energy, Inc.	132,073	9,468,313
OGE Energy Corp.	128,522	5,301,533
Pinnacle West Capital Corp.	60,121	5,096,457
		54,968,321
Electrical Equipment 3.3%
Eaton Corp. plc	36,212	12,017,677
Emerson Electric Co.	105,855	13,118,610
Hubbell, Inc.	12,781	5,353,833
		30,490,120
Food Products 0.7%
Mondelez International, Inc., Class A	100,027	5,974,613
Health Care Equipment & Supplies 1.5%
Medtronic plc	168,431	13,454,268
Health Care Providers & Services 2.4%
CVS Health Corp.	165,267	7,418,836
UnitedHealth Group, Inc.	28,382	14,357,318
		21,776,154
Hotels, Restaurants & Leisure 1.9%
McDonald's Corp.	30,933	8,967,167
Vail Resorts, Inc.	45,155	8,464,305
		17,431,472
Household Products 1.7%
Colgate-Palmolive Co.	64,524	5,865,877
Procter & Gamble Co. (The)	59,761	10,018,932
		15,884,809

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
3

Portfolio of Investments December 31, 2024†^ (continued)
	Shares	Value
Common Stocks (continued)
Industrial Conglomerates 1.1%
Honeywell International, Inc.	44,152	$ 9,973,495
Industrial REITs 0.6%
Prologis, Inc.	47,382	5,008,277
Insurance 4.6%
Marsh & McLennan Cos., Inc.	41,294	8,771,259
MetLife, Inc.	259,871	21,278,237
Travelers Cos., Inc. (The)	49,326	11,882,140
		41,931,636
Interactive Media & Services 0.8%
Meta Platforms, Inc., Class A	12,760	7,471,108
IT Services 1.6%
International Business Machines Corp.	66,884	14,703,110
Leisure Products 0.9%
Hasbro, Inc.	142,862	7,987,414
Machinery 2.8%
Cummins, Inc.	59,149	20,619,341
Snap-on, Inc.	15,703	5,330,855
		25,950,196
Media 2.2%
Comcast Corp., Class A	306,605	11,506,886
Omnicom Group, Inc.	101,650	8,745,966
		20,252,852
Multi-Utilities 2.6%
Ameren Corp.	64,878	5,783,225
CMS Energy Corp.	98,424	6,559,959
NiSource, Inc.	158,897	5,841,054
WEC Energy Group, Inc.	61,576	5,790,607
		23,974,845
Oil, Gas & Consumable Fuels 6.2%
Chevron Corp.	102,491	14,844,797
Enterprise Products Partners LP	383,237	12,018,312
MPLX LP	283,503	13,568,454
TotalEnergies SE, Sponsored ADR	86,008	4,687,436
Williams Cos., Inc. (The)	215,419	11,658,476
		56,777,475
	Shares	Value

Pharmaceuticals 5.5%
Bristol-Myers Squibb Co.	121,098	$ 6,849,303
Eli Lilly & Co.	9,305	7,183,460
Johnson & Johnson	104,573	15,123,347
Merck & Co., Inc.	134,892	13,419,056
Pfizer, Inc.	290,052	7,695,080
		50,270,246
Professional Services 0.6%
Paychex, Inc.	40,481	5,676,246
Retail REITs 0.6%
Realty Income Corp.	93,929	5,016,748
Semiconductors & Semiconductor Equipment 5.2%
Analog Devices, Inc.	54,737	11,629,423
Broadcom, Inc.	92,349	21,410,192
KLA Corp.	11,106	6,998,113
Texas Instruments, Inc.	40,853	7,660,346
		47,698,074
Software 2.7%
Microsoft Corp.	35,407	14,924,051
Salesforce, Inc.	28,065	9,382,971
		24,307,022
Specialized REITs 2.6%
American Tower Corp.	25,880	4,746,651
Iron Mountain, Inc.	93,626	9,841,029
VICI Properties, Inc.	326,686	9,542,498
		24,130,178
Specialty Retail 1.7%
Best Buy Co., Inc.	71,965	6,174,597
Home Depot, Inc. (The)	23,880	9,289,081
		15,463,678
Technology Hardware, Storage & Peripherals 3.5%
Apple, Inc.	27,333	6,844,730
Dell Technologies, Inc., Class C	81,258	9,364,172
Hewlett Packard Enterprise Co.	311,616	6,653,001
NetApp, Inc.	75,109	8,718,653
		31,580,556
Tobacco 1.4%
Philip Morris International, Inc.	108,606	13,070,732
Trading Companies & Distributors 0.9%
MSC Industrial Direct Co., Inc., Class A	109,709	8,194,165

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
4	NYLI VP Epoch U.S. Equity Yield Portfolio

	Shares	Value
Common Stocks (continued)
Water Utilities 0.5%
Essential Utilities, Inc.	126,964	$ 4,611,332
Total Common Stocks (Cost $693,363,491)		895,028,521
Short-Term Investments 2.4%
Affiliated Investment Company 1.8%
NYLI U.S. Government Liquidity Fund, 4.309% (b)	16,224,914	16,224,914
Unaffiliated Investment Company 0.6%
Invesco Government & Agency Portfolio, 4.478% (b)(c)	5,291,403	5,291,403
Total Short-Term Investments (Cost $21,516,317)		21,516,317
Total Investments (Cost $714,879,808)	100.4%	916,544,838
Other Assets, Less Liabilities	(0.4)	(3,209,476)
Net Assets	100.0%	$ 913,335,362

†	Percentages indicated are based on Portfolio net assets.
^	Industry classifications may be different than those used for compliance monitoring purposes.
(a)	All or a portion of this security was held on loan. As of December 31, 2024, the aggregate market value of securities on loan was $5,183,463. The Portfolio received cash collateral with a value of $5,291,403. (See Note 2(G))
(b)	Current yield as of December 31, 2024.
(c)	Represents a security purchased with cash collateral received for securities on loan.
Investments in Affiliates (in 000's)
Investments in issuers considered to be affiliate(s) of the Portfolio during the year ended December 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Investment Companies	Value, Beginning of Year	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Year	Dividend Income	Other Distributions	Shares End of Year
NYLI U.S. Government Liquidity Fund	$ 14,122	$ 153,067	$ (150,964)	$ —	$ —	$ 16,225	$ 695	$ —	16,225
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
5

Portfolio of Investments December 31, 2024†^ (continued)
Abbreviation(s):
ADR—American Depositary Receipt
REIT—Real Estate Investment Trust
The following is a summary of the fair valuations according to the inputs used as of December 31, 2024, for valuing the Portfolio’s assets:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Common Stocks	$ 895,028,521	$ —	$ —	$ 895,028,521
Short-Term Investments
Affiliated Investment Company	16,224,914	—	—	16,224,914
Unaffiliated Investment Company	5,291,403	—	—	5,291,403
Total Short-Term Investments	21,516,317	—	—	21,516,317
Total Investments in Securities	$ 916,544,838	$ —	$ —	$ 916,544,838

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
6	NYLI VP Epoch U.S. Equity Yield Portfolio

Statement of Assets and Liabilities as of December 31, 2024
Assets
Investment in unaffiliated securities, at value (identified cost $698,654,894) including securities on loan of $5,183,463	$900,319,924
Investment in affiliated investment companies, at value (identified cost $16,224,914)	16,224,914
Cash	191,536
Receivables:
Dividends	1,754,255
Portfolio shares sold	1,136,420
Securities lending	943
Other assets	4,828
Total assets	919,632,820
Liabilities
Cash collateral received for securities on loan	5,291,403
Payables:
Manager (See Note 3)	503,992
Portfolio shares redeemed	347,489
NYLIFE Distributors (See Note 3)	83,970
Professional fees	37,312
Custodian	30,447
Shareholder communication	828
Trustees	96
Accrued expenses	1,921
Total liabilities	6,297,458
Net assets	$913,335,362
Composition of Net Assets
Shares of beneficial interest outstanding (par value of $.001 per share) unlimited number of shares authorized	$51,062
Additional paid-in-capital	597,169,318
597,220,380
Total distributable earnings (loss)	316,114,982
Net assets	$913,335,362
Initial Class
Net assets applicable to outstanding shares	$527,573,658
Shares of beneficial interest outstanding	29,256,714
Net asset value per share outstanding	$18.03
Service Class
Net assets applicable to outstanding shares	$385,761,704
Shares of beneficial interest outstanding	21,805,270
Net asset value per share outstanding	$17.69

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
7

Statement of Operations for the year ended December 31, 2024
Investment Income (Loss)
Income
Dividends-unaffiliated (net of foreign tax withholding of $79,431)	$25,399,427
Dividends-affiliated	694,837
Securities lending, net	65,482
Total income	26,159,746
Expenses
Manager (See Note 3)	6,423,415
Distribution/Service—Service Class (See Note 3)	986,934
Professional fees	125,261
Custodian	66,764
Shareholder communication	65,934
Trustees	21,703
Miscellaneous	34,371
Total expenses before waiver/reimbursement	7,724,382
Expense waiver/reimbursement from Manager (See Note 3)	(413,957)
Net expenses	7,310,425
Net investment income (loss)	18,849,321
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on unaffiliated investments	104,571,741
Net change in unrealized appreciation (depreciation) on unaffiliated investments	32,739,009
Net realized and unrealized gain (loss)	137,310,750
Net increase (decrease) in net assets resulting from operations	$156,160,071
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
8	NYLI VP Epoch U.S. Equity Yield Portfolio

Statements of Changes in Net Assets
for the years ended December 31, 2024 and December 31, 2023
	2024	2023
Increase (Decrease) in Net Assets
Operations:
Net investment income (loss)	$18,849,321	$21,272,840
Net realized gain (loss)	104,571,741	53,543,269
Net change in unrealized appreciation (depreciation)	32,739,009	(1,650,954)
Net increase (decrease) in net assets resulting from operations	156,160,071	73,165,155
Distributions to shareholders:
Initial Class	(44,895,744)	(46,136,902)
Service Class	(33,090,988)	(34,391,207)
Total distributions to shareholders	(77,986,732)	(80,528,109)
Capital share transactions:
Net proceeds from sales of shares	67,667,021	65,644,769
Net asset value of shares issued to shareholders in reinvestment of distributions	77,986,732	80,528,109
Cost of shares redeemed	(214,354,147)	(184,794,294)
Increase (decrease) in net assets derived from capital share transactions	(68,700,394)	(38,621,416)
Net increase (decrease) in net assets	9,472,945	(45,984,370)
Net Assets
Beginning of year	903,862,417	949,846,787
End of year	$913,335,362	$903,862,417
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
9

Financial Highlights selected per share data and ratios
	Year Ended December 31,
Initial Class	2024	2023	2022	2021	2020
Net asset value at beginning of year	$16.58	$16.85	$18.15	$15.13	$16.12
Net investment income (loss) (a)	0.39	0.41	0.37	0.34	0.35
Net realized and unrealized gain (loss)	2.71	0.91	(0.90)	3.09	(0.41)
Total from investment operations	3.10	1.32	(0.53)	3.43	(0.06)
Less distributions:
From net investment income	(0.52)	(0.47)	(0.37)	(0.41)	(0.41)
From net realized gain on investments	(1.13)	(1.12)	(0.40)	—	(0.52)
Total distributions	(1.65)	(1.59)	(0.77)	(0.41)	(0.93)
Net asset value at end of year	$18.03	$16.58	$16.85	$18.15	$15.13
Total investment return (b)	18.54%	8.69%	(2.50)%	22.89%	0.03%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	2.13%	2.45%	2.13%	2.02%	2.47%
Net expenses (c)	0.68%	0.68%	0.68%	0.68%	0.68%
Expenses (before waiver/reimbursement) (c)	0.72%	0.72%	0.71%	0.72%	0.73%
Portfolio turnover rate	15%	19%	19%	20%	26%
Net assets at end of year (in 000's)	$527,574	$516,354	$539,762	$640,585	$495,193

(a)	Per share data based on average shares outstanding during the year.
(b)	Total return does not reflect any deduction of sales charges, mortality and expense charges, contract charges or administrative charges.
(c)	In addition to the fees and expenses which the Portfolio bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.

	Year Ended December 31,
Service Class	2024	2023	2022	2021	2020
Net asset value at beginning of year	$16.29	$16.57	$17.86	$14.90	$15.89
Net investment income (loss) (a)	0.34	0.36	0.32	0.29	0.31
Net realized and unrealized gain (loss)	2.67	0.90	(0.88)	3.05	(0.42)
Total from investment operations	3.01	1.26	(0.56)	3.34	(0.11)
Less distributions:
From net investment income	(0.48)	(0.42)	(0.33)	(0.38)	(0.36)
From net realized gain on investments	(1.13)	(1.12)	(0.40)	—	(0.52)
Total distributions	(1.61)	(1.54)	(0.73)	(0.38)	(0.88)
Net asset value at end of year	$17.69	$16.29	$16.57	$17.86	$14.90
Total investment return (b)	18.24%	8.42%	(2.74)%	22.58%	(0.22)%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	1.88%	2.20%	1.89%	1.77%	2.21%
Net expenses (c)	0.93%	0.93%	0.93%	0.93%	0.93%
Expenses (before waiver/reimbursement) (c)	0.97%	0.97%	0.96%	0.97%	0.98%
Portfolio turnover rate	15%	19%	19%	20%	26%
Net assets at end of year (in 000's)	$385,762	$387,508	$410,085	$461,880	$422,053

(a)	Per share data based on average shares outstanding during the year.
(b)	Total return does not reflect any deduction of sales charges, mortality and expense charges, contract charges or administrative charges.
(c)	In addition to the fees and expenses which the Portfolio bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
10	NYLI VP Epoch U.S. Equity Yield Portfolio

Notes to Financial Statements
Note 1–Organization and Business
New York Life Investments VP Funds Trust (the “Fund”) (formerly known as MainStay VP Funds Trust) was organized as a Delaware statutory trust on February 1, 2011. The Fund is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Fund is comprised of thirty-three separate series (collectively referred to as the “Portfolios”). These financial statements and notes relate to the NYLI VP Epoch U.S. Equity Yield Portfolio (formerly known as MainStay VP Epoch U.S. Equity Yield Portfolio) (the "Portfolio"), a "diversified” portfolio, as that term is defined in the 1940 Act, as interpreted or modified by regulatory authorities having jurisdiction, from time to time.
Shares of the Portfolio are currently offered to certain separate accounts to fund variable annuity policies and variable universal life insurance policies issued by New York Life Insurance and Annuity Corporation (“NYLIAC”), a wholly-owned subsidiary of New York Life Insurance Company (“New York Life”) and may also be offered to fund variable annuity policies and variable universal life insurance policies issued by other insurance companies. NYLIAC allocates shares of the Portfolio to, among others, certain NYLIAC separate accounts. Shares of the Portfolio are also offered to the NYLI VP Conservative Allocation Portfolio, NYLI VP Moderate Allocation Portfolio, NYLI VP Growth Allocation Portfolio and NYLI VP Equity Allocation Portfolio, which operate as “funds-of-funds," and other variable insurance funds.
The following table lists the Portfolio's share classes that have been registered and commenced operations:
Class	Commenced Operations
Initial Class	May 1, 1998
Service Class	June 5, 2003
Shares of the Portfolio are offered and are redeemed at a price equal to their respective net asset value (“NAV”) per share. No sales or redemption charge is applicable to the purchase or redemption of the Portfolio's shares. Under the terms of the Fund’s multiple class plan, adopted pursuant to Rule 18f-3 under the 1940 Act, the classes differ in that, among other things, Service Class shares of the Portfolio pay a combined distribution and service fee of 0.25% of average daily net assets attributable to Service Class shares of the Portfolio to the Distributor (as defined in Note 3(B)) pursuant to a plan adopted in accordance with Rule 12b-1 under the 1940 Act. Contract owners of variable annuity contracts purchased after June 2, 2003, are permitted to invest only in the Service Class shares.
The Portfolio's investment objective is to seek current income and capital appreciation.
In this reporting period, the Portfolio adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures ("ASU 2023-07"). Adoption of the new standard impacted financial statement disclosures only and did not affect the Portfolio's financial position or its results of operations. The intent of
ASU 2023-07 is, through improved segment disclosures, to enable investors to better understand an entity's overall performance and to assess its potential future cash flows. NYLI Disclosure Committee ("Committee") acts as the Portfolio's chief operating decision maker assessing performance and making decisions about resource allocation. The Committee has determined that the Portfolio has a single operating segment based on the fact that the Committee monitors the operating results of the Portfolio as a whole and the Portfolio's long-term strategic asset allocation is pre-determined in accordance with the terms of its respective prospectus, based on a defined investment strategy which is executed by the Portfolio's portfolio managers as a team. The financial information provided to and reviewed by the Committee is consistent with that presented in the Portfolio's Portfolio of Investments, Statement of Changes in Net Assets and Financial Highlights.
Note 2–Significant Accounting Policies
The Portfolio is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services—Investment Companies. The Portfolio prepares its financial statements in accordance with generally accepted accounting principles (“GAAP”) in the United States of America and follows the significant accounting policies described below.
(A) Securities Valuation.  Investments are usually valued as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time) on each day the Portfolio is open for business ("valuation date").
Pursuant to Rule 2a-5 under the 1940 Act, the Board of Trustees of the Fund (the "Board") has designated New York Life Investment Management LLC (“New York Life Investments” or the "Manager") as its Valuation Designee (the "Valuation Designee"). The Valuation Designee is responsible for performing fair valuations relating to all investments in the Portfolio’s portfolio for which market quotations are not readily available; periodically assessing and managing material valuation risks; establishing and applying fair value methodologies; testing fair valuation methodologies; evaluating and overseeing pricing services; ensuring appropriate segregation of valuation and portfolio management functions; providing quarterly, annual and prompt reporting to the Board, as appropriate; identifying potential conflicts of interest; and maintaining appropriate records. The Valuation Designee has established a valuation committee ("Valuation Committee") to assist in carrying out the Valuation Designee’s responsibilities and establish prices of securities for which market quotations are not readily available. The Portfolio's and the Valuation Designee's policies and procedures ("Valuation Procedures") govern the Valuation Designee’s selection and application of methodologies for determining and calculating the fair value of Portfolio investments. The Valuation Designee may value the Portfolio's portfolio securities for which market quotations are not readily available and other Portfolio assets utilizing inputs from pricing services and other third-party sources. The Valuation Committee meets (in person, via electronic mail or

11

Notes to Financial Statements (continued)
via teleconference) on an ad-hoc basis to determine fair valuations and on a quarterly basis to review fair value events with respect to certain securities for which market quotations are not readily available, including valuation risks and back-testing results, and to preview reports to the Board.
The Valuation Committee establishes prices of securities for which market quotations are not readily available based on such methodologies and measurements on a regular basis after considering information that is reasonably available and deemed relevant by the Valuation Committee. The Board shall oversee the Valuation Designee and review fair valuation materials on a prompt, quarterly and annual basis and approve proposed revisions to the Valuation Procedures.
Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to the Valuation Procedures. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the Portfolio can access at the measurement date, provided that a quotation will not be readily available if it is not reliable. "Fair value" is defined as the price the Portfolio would reasonably expect to receive upon selling an asset or liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the asset or liability. Fair value measurements are determined within a framework that establishes a three-tier hierarchy that maximizes the use of observable market data and minimizes the use of unobservable inputs to establish a classification of fair value measurements for disclosure purposes. "Inputs" refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, such as the risk inherent in a particular valuation technique used to measure fair value using a pricing model and/or the risk inherent in the inputs for the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions market participants would use in pricing the asset or liability based on the information available. The inputs or methodology used for valuing assets or liabilities may not be an indication of the risks associated with investing in those assets or liabilities. The three-tier hierarchy of inputs is summarized below.
•	Level 1—quoted prices (unadjusted) in active markets for an identical asset or liability
•	Level 2—other significant observable inputs (including quoted prices for a similar asset or liability in active markets, interest rates and yield curves, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio's own assumptions about the assumptions that market participants would use in measuring fair value of an asset or liability)
The level of an asset or liability within the fair value hierarchy is based on the lowest level of an input, both individually and in the aggregate, that is significant to the fair value measurement. The aggregate value by input level of the Portfolio’s assets and liabilities as of December 31, 2024, is included at the end of the Portfolio of Investments.
The Portfolio may use third-party vendor evaluations, whose prices may be derived from one or more of the following standard inputs, among others:
• Broker/dealer quotes	• Benchmark securities
• Two-sided markets	• Reference data (corporate actions or material event notices)
• Bids/offers	• Monthly payment information
• Industry and economic events	• Reported trades
An asset or liability for which a market quotation is not readily available is valued by methods deemed reasonable in good faith by the Valuation Committee, following the Valuation Procedures to represent fair value. Under these procedures, the Valuation Designee generally uses a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information. The Valuation Designee may also use an income-based valuation approach in which the anticipated future cash flows of the asset or liability are discounted to calculate fair value. Fair value represents a good faith approximation of the value of a security. Fair value determinations involve the consideration of a number of subjective factors, an analysis of applicable facts and circumstances and the exercise of judgment. As a result, it is possible that the fair value for a security determined in good faith in accordance with the Valuation Procedures may differ from valuations for the same security determined for other funds using their own valuation procedures. Although the Valuation Procedures are designed to value a security at the price the Portfolio may reasonably expect to receive upon the security's sale in an orderly transaction, there can be no assurance that any fair value determination thereunder would, in fact, approximate the amount that the Portfolio would actually realize upon the sale of the security or the price at which the security would trade if a reliable market price were readily available. During the year ended December 31, 2024, there were no material changes to the fair value methodologies.
Securities which may be valued in this manner include, but are not limited to: (i) a security for which trading has been halted or suspended or otherwise does not have a readily available market quotation on a given day; (ii) a debt security that has recently gone into default and for which there is not a current market quotation; (iii) a security of an issuer that has entered into a restructuring; (iv) a security that has been delisted from a national exchange; (v) a security subject to trading collars for which no or limited trading takes place; and (vi) a security whose principal market has been temporarily closed at a time when, under normal conditions, it would be open. Securities valued in this manner are generally categorized as Level 2 or 3 in the hierarchy.
Equity securities, rights and warrants, if applicable, are valued at the last quoted sales prices as of the close of regular trading on the relevant exchange on each valuation date. Securities that are not traded on the

12	NYLI VP Epoch U.S. Equity Yield Portfolio

valuation date are valued at the mean of the last quoted bid and ask prices. Prices are normally taken from the principal market in which each security trades. These securities are generally categorized as Level 1 in the hierarchy.
Investments in mutual funds, including money market funds, are valued at their respective NAVs at the close of business each day on the valuation date. These securities are generally categorized as Level 1 in the hierarchy.
Temporary cash investments acquired in excess of 60 days to maturity at the time of purchase are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities and ratings), both as furnished by independent pricing services. Temporary cash investments that mature in 60 days or less at the time of purchase ("Short-Term Investments") are valued using the amortized cost method of valuation, unless the use of such method would be inappropriate. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between such cost and the principal on maturity date. Amortized cost approximates the current fair value of a security. Securities valued using the amortized cost method are not valued using quoted prices in an active market and are generally categorized as Level 2 in the hierarchy.
The information above is not intended to reflect an exhaustive list of the methodologies that may be used to value portfolio investments. The Valuation Procedures permit the use of a variety of valuation methodologies in connection with valuing portfolio investments. The methodology used for a specific type of investment may vary based on the market data available or other considerations. The methodologies summarized above may not represent the specific means by which portfolio investments are valued on any particular business day.
(B) Income Taxes.   The Portfolio's policy is to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute all of its taxable income to the shareholders of the Portfolio within the allowable time limits.
The Manager evaluates the Portfolio’s tax positions to determine if the tax positions taken meet the minimum recognition threshold in connection with accounting for uncertainties in income tax positions taken or expected to be taken for the purposes of measuring and recognizing tax liabilities in the financial statements. Recognition of tax benefits of an uncertain tax position is permitted only to the extent the position is “more likely than not” to be sustained assuming examination by taxing authorities. The Manager analyzed the Portfolio's tax positions taken on federal, state and local income tax returns for all open tax years (for up to three tax years) and has concluded that no provisions for federal, state and local income tax are required in the Portfolio's financial statements. The Portfolio's federal, state and local income tax and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state and local departments of revenue.
(C) Dividends and Distributions to Shareholders. Dividends and distributions are recorded on the ex-dividend date. The Portfolio intends to declare and pay dividends from net investment income and distributions from net realized capital and currency gains, if any, at least annually. All dividends and distributions are reinvested at NAV in the same class of shares of the Portfolio. Dividends and distributions to shareholders are determined in accordance with federal income tax regulations and may differ from determinations using GAAP.
(D) Security Transactions and Investment Income.  The Portfolio records security transactions on the trade date. Realized gains and losses on security transactions are determined using the identified cost method. Dividend income is recognized on the ex-dividend date, net of any foreign tax withheld at the source, and interest income is accrued as earned using the effective interest rate method. Distributions received from real estate investment trusts, if applicable, may be classified as dividends, capital gains and/or return of capital.
Investment income and realized and unrealized gains and losses on investments of the Portfolio are allocated pro rata to the separate classes of shares based upon their relative net assets on the date the income is earned or realized and unrealized gains and losses are incurred.
(E) Expenses.  Expenses of the Fund are allocated to the individual Portfolios in proportion to the net assets of the respective Portfolios when the expenses are incurred, except where direct allocations of expenses can be made. Expenses (other than fees incurred under the distribution and service plans, further discussed in Note 3(B), which are charged directly to the Service Class shares) are allocated to separate classes of shares pro rata based upon their relative net assets on the date the expenses are incurred. The expenses borne by the Portfolio, including those of related parties to the Portfolio, are shown in the Statement of Operations.
Additionally, the Portfolio may invest in mutual funds, which are subject to management fees and other fees that may cause the costs of investing in mutual funds to be greater than the costs of owning the underlying securities directly. These indirect expenses of mutual funds are not included in the amounts shown as expenses in the Statement of Operations or in the expense ratios included in the Financial Highlights.
(F) Use of Estimates.  In preparing financial statements in conformity with GAAP, the Manager makes estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates and assumptions.
(G) Securities Lending. In order to realize additional income, the Portfolio may engage in securities lending, subject to the limitations set forth in the 1940 Act and relevant guidance by the staff of the Securities and Exchange Commission (“SEC”). If the Portfolio engages in securities lending, the Portfolio will lend through its custodian, JPMorgan Chase Bank, N.A., ("JPMorgan"), acting as securities lending agent on behalf of
13

Notes to Financial Statements (continued)
the Portfolio. Under the current arrangement, JPMorgan will manage the Portfolio's collateral in accordance with the securities lending agency agreement between the Portfolio and JPMorgan, and indemnify the Portfolio against counterparty risk. The loans will be collateralized by cash (which may be invested in a money market fund) and/or non-cash collateral (which may include U.S. Treasury securities and/or U.S. government agency securities issued or guaranteed by the United States government or its agencies or instrumentalities) at least equal at all times to the market value of the securities loaned. Non-cash collateral held at year end is segregated and cannot be transferred by the Portfolio. The Portfolio bears the risk of delay in recovery of, or loss of rights in, the securities loaned. The Portfolio may also record a realized gain or loss on securities deemed sold due to a borrower’s inability to return securities on loan. The Portfolio bears the risk of any loss on investment of cash collateral. The Portfolio will receive compensation for lending its securities in the form of fees or it will retain a portion of interest earned on the investment of any cash collateral. The Portfolio will also continue to receive interest and dividends on the securities loaned and any gain or loss in the market price of the securities loaned that may occur during the term of the loan will be for the account of the Portfolio. Income earned from securities lending activities, if any, is reflected in the Statement of Operations.
(H) Indemnifications.  Under the Fund’s organizational documents, its officers and trustees are indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Portfolio enters into contracts with third-party service providers that contain a variety of representations and warranties and that may provide general indemnifications. The Portfolio's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio that have not yet occurred. The Manager believes that the risk of loss in connection with these potential indemnification obligations is remote. However, there can be no assurance that material liabilities related to such obligations will not arise in the future, which could adversely impact the Portfolio.
Note 3–Fees and Related Party Transactions
(A) Manager and Subadvisor. New York Life Investments, a registered investment adviser and an indirect, wholly-owned subsidiary of New York Life, serves as the Portfolio's Manager, pursuant to an Amended and Restated Management Agreement (“Management Agreement”). The Manager provides offices, conducts clerical, recordkeeping and bookkeeping services and keeps most of the financial and accounting records required to be maintained by the Portfolio. Except for the portion of salaries and expenses that are the responsibility of the Portfolio, the Manager pays the salaries and expenses of all personnel affiliated with the Portfolio and certain operational expenses of the Portfolio. The Portfolio reimburses New York Life Investments in an amount equal to the portion of the compensation of the Chief Compliance Officer attributable to the Portfolio. Epoch Investment Partners, Inc. (“Epoch” or the “Subadvisor”), a registered investment adviser, serves as the Subadvisor to the Portfolio and is responsible for the day-to-day portfolio management of the Portfolio. Pursuant to the terms of an Amended and Restated Subadvisory Agreement between New York Life Investments and Epoch, New York Life Investments pays for the services of the Subadvisor.
Pursuant to the Management Agreement, the Fund pays the Manager, on behalf of the Portfolio, a monthly fee for the services performed and the facilities furnished at an annual rate of the Portfolio's average daily net assets as follows: 0.70% up to $500 million; 0.68% from $500 million to $1 billion; 0.66% from $1 billion to $2 billion; and 0.65% in excess of $2 billion. During the year ended December 31, 2024, the effective management fee rate was 0.69% (exclusive of any applicable waivers/reimbursements) of the Portfolio's average daily net assets.
New York Life Investments has contractually agreed to waive fees and/or reimburse expenses so that Total Annual Portfolio Operating Expenses (excluding taxes, interest, litigation, extraordinary expenses, brokerage and other transaction expenses relating to the purchase or sale of portfolio investments and acquired (underlying) portfolio/fund fees and expenses) of Service Class shares do not exceed 0.93% of the Portfolio's average daily net assets. New York Life Investments will apply an equivalent waiver or reimbursement, in an equal number of basis points, to Initial Class shares. This agreement will remain in effect until May 1, 2025, and shall renew automatically for one-year terms unless New York Life Investments provides written notice of termination prior to the start of the next term or upon approval of the Board.
During the year ended December 31, 2024, New York Life Investments earned fees from the Portfolio in the amount of $6,423,415 and waived fees and/or reimbursed expenses in the amount of $413,957 and paid the Subadvisor fees in the amount of $3,004,729.
JPMorgan provides sub-administration and sub-accounting services to the Portfolio pursuant to an agreement with New York Life Investments. These services include calculating the daily NAVs of the Portfolio, maintaining the general ledger and sub-ledger accounts for the calculation of the Portfolio's NAVs, and assisting New York Life Investments in conducting various aspects of the Portfolio's administrative operations. For providing these services to the Portfolio, JPMorgan is compensated by New York Life Investments.
Pursuant to an agreement between the Fund and New York Life Investments, New York Life Investments is responsible for providing or procuring certain regulatory reporting services for the Portfolio. The Portfolio will reimburse New York Life Investments for the actual costs incurred by New York Life Investments in connection with providing or procuring these services for the Portfolio.
(B) Distribution and Service Fees.  The Fund, on behalf of the Portfolio, has entered into a distribution agreement with NYLIFE Distributors LLC (the “Distributor”), an affiliate of New York Life Investments. The Portfolio has adopted a distribution plan (the “Plan”) in accordance with the provisions of Rule 12b-1 under the 1940 Act. Under the Plan, the Distributor has agreed to provide, through its affiliates or independent third parties, various distribution-related, shareholder and administrative support services to the Service Class shareholders. For its

14	NYLI VP Epoch U.S. Equity Yield Portfolio

services, the Distributor is entitled to a combined distribution and service fee accrued daily and paid monthly at an annual rate of 0.25% of the average daily net assets attributable to the Service Class shares of the Portfolio.
Note 4-Federal Income Tax
As of December 31, 2024, the cost and unrealized appreciation (depreciation) of the Portfolio’s investment portfolio, including applicable derivative contracts and other financial instruments, as determined on a federal income tax basis, were as follows:
	Federal Tax Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Investments in Securities	$724,244,763	$222,289,778	$(29,989,703)	$192,300,075
As of December 31, 2024, the components of accumulated gain (loss) on a tax basis were as follows:
Ordinary Income	Accumulated Capital and Other Gain (Loss)	Other Temporary Differences	Unrealized Appreciation (Depreciation)	Total Accumulated Gain (Loss)
$22,666,270	$101,148,637	$—	$192,300,075	$316,114,982
The difference between book-basis and tax-basis unrealized appreciation (depreciation) is primarily due to wash sale and partnership adjustments.
During the years ended December 31, 2024 and December 31, 2023, the tax character of distributions paid as reflected in the Statements of Changes in Net Assets was as follows:
	2024	2023
Distributions paid from:
Ordinary Income	$24,734,289	$22,976,175
Long-Term Capital Gains	53,252,443	57,551,934
Total	$77,986,732	$80,528,109
Note 5–Custodian
JPMorgan is the custodian of cash and securities held by the Portfolio. Custodial fees are charged to the Portfolio based on the Portfolio's net assets and/or the market value of securities held by the Portfolio and the number of certain transactions incurred by the Portfolio.
Note 6–Line of Credit
The Portfolio and certain other funds managed by New York Life Investments maintain a line of credit with a syndicate of banks in order to secure a source of funds for temporary purposes to meet unanticipated or excessive redemption requests.
Effective July 23, 2024, under the credit agreement (the “Credit Agreement”), the aggregate commitment amount is $600,000,000 with an additional uncommitted amount of $100,000,000. The commitment fee is an annual rate of 0.15% of the average commitment amount payable quarterly, regardless of usage, to JPMorgan, who serves as the agent to the syndicate. The commitment fee is allocated among the Portfolio and certain other funds managed by New York Life Investments based upon their respective net assets and other factors. Interest on any revolving credit loan is charged based upon the Federal Funds Rate, Daily Simple Secured Overnight Financing Rate ("SOFR") + 0.10%, or the Overnight Bank Funding Rate, whichever is higher. The Credit Agreement expires on July 22, 2025, although the Portfolio, certain other funds managed by New York Life Investments and the syndicate of banks may renew the Credit Agreement for an additional year on the same or different terms or enter into a credit agreement with a different syndicate of banks. Prior to July 23, 2024, the aggregate commitment amount and the commitment fee were the same as those under the current Credit Agreement. During the year ended December 31, 2024, there were no borrowings made or outstanding with respect to the Portfolio under the Credit Agreement.
Note 7–Interfund Lending Program
Pursuant to an exemptive order issued by the SEC, the Portfolio, along with certain other funds managed by New York Life Investments, may participate in an interfund lending program. The interfund lending program provides an alternative credit facility that permits the Portfolio and certain other funds managed by New York Life Investments to lend or borrow money for temporary purposes directly to or from one another, subject to the conditions of the exemptive order. During the year ended December 31, 2024, there were no interfund loans made or outstanding with respect to the Portfolio.
Note 8–Purchases and Sales of Securities (in 000’s)
During the year ended December 31, 2024, purchases and sales of securities, other than short-term securities, were $134,097 and $262,024, respectively.
15

Notes to Financial Statements (continued)
Note 9–Capital Share Transactions
Transactions in capital shares for the years ended December 31, 2024 and December 31, 2023, were as follows:
Initial Class	Shares	Amount
Year ended December 31, 2024:
Shares sold	2,136,071	$38,541,289
Shares issued to shareholders in reinvestment of distributions	2,435,023	44,895,744
Shares redeemed	(6,460,252)	(117,321,639)
Net increase (decrease)	(1,889,158)	$(33,884,606)
Year ended December 31, 2023:
Shares sold	2,083,263	$34,699,500
Shares issued to shareholders in reinvestment of distributions	3,026,105	46,136,902
Shares redeemed	(6,005,847)	(100,601,391)
Net increase (decrease)	(896,479)	$(19,764,989)

Service Class	Shares	Amount
Year ended December 31, 2024:
Shares sold	1,624,506	$29,125,732
Shares issued to shareholders in reinvestment of distributions	1,828,373	33,090,988
Shares redeemed	(5,433,487)	(97,032,508)
Net increase (decrease)	(1,980,608)	$(34,815,788)
Year ended December 31, 2023:
Shares sold	1,884,974	$30,945,269
Shares issued to shareholders in reinvestment of distributions	2,294,200	34,391,207
Shares redeemed	(5,135,703)	(84,192,903)
Net increase (decrease)	(956,529)	$(18,856,427)
Note 10–Recent Accounting Pronouncement
In December 2023, the FASB issued Accounting Standard Update No. 2023-09, Income Taxes (ASC 740) Improvements to Income Tax Disclosures (“ASU 2023-09”). The primary purpose of the amendments within ASU 2023-09 is to enhance the transparency and decision usefulness of income tax disclosures primarily related to the rate reconciliation table and income taxes paid information. The amendments in ASU 2023-09 require that public business entities on an annual basis (1) disclose specific categories in the rate reconciliation and (2) provide additional information for reconciling items that meet a quantitative threshold. In addition, the amendments in this ASU 2023-09 require that all entities disclose on an annual basis taxes paid disaggregated by; federal, state, foreign, and jurisdiction (when income taxes paid is equal to or greater than five percent of total income taxes paid). The amendments in ASU 2023-09 are effective for public business entities beginning after December 15, 2024. Early adoption is permitted for annual financial statements that have not yet been issued or made available for issuance. The amendments in ASU 2023-09 should be applied on a prospective basis. Retrospective application is permitted. Management is currently assessing the impact this standard will have on our financial statements as well as the method by which we will adopt the new standard. The Adviser does not expect the guidance to have a material impact to the Portfolio.
Note 11–Subsequent Events
In connection with the preparation of the financial statements of the Portfolio for the year ended December 31, 2024, events and transactions subsequent to December 31, 2024, through the date the financial statements were issued, have been evaluated by the Manager for possible adjustment and/or disclosure. No subsequent events requiring financial statement adjustment or disclosure have been identified.

16	NYLI VP Epoch U.S. Equity Yield Portfolio

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of New York Life Investments VP Funds Trust (formerly known as MainStay VP Funds Trust) and Shareholders of NYLI VP Epoch U.S. Equity Yield Portfolio (formerly known as MainStay VP Epoch U.S. Equity Yield Portfolio)
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of NYLI VP Epoch U.S. Equity Yield Portfolio (one of the portfolios constituting New York Life Investments VP Funds Trust, referred to hereafter as the “Portfolio”) as of December 31, 2024, the related statement of operations for the year ended December 31, 2024, the statements of changes in net assets for each of the two years in the period ended December 31, 2024, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2024 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Portfolio as of December 31, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2024 and the financial highlights for each of the five years in the period ended December 31, 2024 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Portfolio’s management. Our responsibility is to express an opinion on the Portfolio’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Portfolio in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2024 by correspondence with the custodian and transfer agents. We believe that our audits provide a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
New York, New York
February 21, 2025
We have served as the auditor of one or more investment companies in the New York Life Investments group of funds since 1984.
17

Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
Included in the Statement of Operations within the Portfolio’s Financial Statements.
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Statement Regarding Basis for Approval of Investment Advisory Agreement and Subadvisory Agreement
The continuation of the Management Agreement with respect to each series (“Portfolio”) of the New York Life Investments VP Funds Trust (“Trust”) and New York Life Investment Management LLC (“New York Life Investments”) and each of the Subadvisory Agreements between New York Life Investments and each of American Century Investment Management, Inc., Brown Advisory LLC, Candriam, CBRE Investment Management Listed Real Assets LLC, Epoch Investment Partners, Inc., FIAM LLC, Janus Henderson Investors US LLC, MacKay Shields LLC, Newton Investment Management North America, LLC, NYL Investors LLC, Pacific Investment Management Company LLC, PineStone Asset Management Inc., Segall Bryant & Hamill, LLC, Wellington Management Company LLP and Winslow Capital Management, LLC (together, “Subadvisors”)1 with respect to the applicable Portfolio(s) (together, “Advisory Agreements”) is subject to annual review and approval by the Board of Trustees of the Trust (“Board”) in accordance with Section 15 of the Investment Company Act of 1940, as amended (“1940 Act”).  At its December 3–4, 2024 meeting, the Board, including the Trustees who are not an “interested person” (as such term is defined in the 1940 Act) of the Trust (“Independent Trustees”) voting separately, unanimously approved the continuation of each of the Advisory Agreements for each applicable Portfolio for a one-year period.
In reaching the decision to approve the continuation of each of the Advisory Agreements, the Board considered information and materials furnished by New York Life Investments and each Subadvisor in connection with an annual contract review process undertaken by the Board that took place at meetings of the Board and its Contracts Committee from September 2024 through December 2024, including information and materials furnished by New York Life Investments and each Subadvisor in response to requests prepared on behalf of the Board, and in consultation with the Independent Trustees, by independent legal counsel to the Independent Trustees, which encompassed a variety of topics, including those summarized below.  Information and materials requested by and furnished to the Board for consideration in connection with the contract review process included, among other items, reports on each Portfolio and “peer funds” prepared by Institutional Shareholder Services Inc. (“ISS”), an independent third-party service provider engaged by the Board to report objectively on each Portfolio’s investment performance, management fee and total expenses.  The Board also considered information on the fees charged to other investment advisory clients of New York Life Investments and/or each applicable Subadvisor that follow investment strategies similar to those of each Portfolio, if any, and, when applicable, the rationale for differences in each Portfolio’s management and subadvisory fees, as applicable, and the fees charged to those other investment advisory clients.  In addition, the Board considered information regarding the legal standards and fiduciary obligations applicable to its consideration of the continuation of each of the Advisory Agreements.  The contract review process, including the structure and format for information and materials provided to the Board, has been developed in consultation with the Board.  The Independent
Trustees also met in executive sessions with their independent legal counsel and, for portions thereof, with senior management of New York Life Investments.
The Board’s deliberations with respect to the continuation of each of the Advisory Agreements reflect a year-long process, and the Board also took into account information furnished to the Board and its Committees throughout the year, as deemed relevant and appropriate by the Trustees, including, among other items, reports on investment performance of each Portfolio and investment-related matters for each Portfolio as well as presentations from New York Life Investments and, generally annually, personnel of each Subadvisor.  In addition, the Board took into account other information provided by New York Life Investments throughout the year, including, among other items, periodic reports on legal and compliance matters, risk management, portfolio turnover, brokerage commissions and non-advisory services provided to each Portfolio by New York Life Investments, as deemed relevant and appropriate by the Trustees.
In addition to information provided to the Board throughout the year, the Board received information in connection with its June 2024 meeting provided specifically in response to requests prepared on behalf of the Board, and in consultation with the Independent Trustees, by independent legal counsel to the Independent Trustees regarding each Portfolio’s distribution arrangements.  In addition, the Board received information regarding each Portfolio’s asset levels, share purchase and redemption activity and the payment of Rule 12b-1 and/or certain other fees by the applicable share class(es) of each applicable Portfolio, among other information.
In considering the continuation of each of the Advisory Agreements, the Trustees reviewed and evaluated the information and factors they believed to reasonably be necessary and appropriate in light of legal advice furnished to them by independent legal counsel to the Independent Trustees and through the exercise of their own business judgment.  Although individual Trustees may have weighed certain factors or information differently and the Board did not consider any single factor or information controlling in reaching its decision, the factors that figured prominently in the Board’s consideration of the continuation of each of the Advisory Agreements with respect to each applicable Portfolio are summarized in more detail below and include, among other factors: (i) the nature, extent and quality of the services provided to the Portfolio by New York Life Investments and the Subadvisor(s), if applicable; (ii) the qualifications of the portfolio manager(s) of the Portfolio and the historical investment performance of the Portfolio, New York Life Investments and, if applicable, the Subadvisor(s); (iii) the costs of the services provided, and profits realized, by New York Life Investments and the Subadvisor(s), if applicable, with respect to their relationships with the Portfolio; (iv) the extent to which economies of scale have been realized or may be realized if the Portfolio grows and the extent to which any economies of scale have been shared, have benefited or may benefit the Portfolio’s

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shareholders; and (v) the reasonableness of the Portfolio’s management and, if applicable, subadvisory fees and total ordinary operating expenses.  Although the Board recognized that comparisons between each Portfolio’s fees and expenses and those of other funds are imprecise given different terms of agreements, variations in fund strategies and other factors, the Board considered the reasonableness of each Portfolio’s management fee and total ordinary operating expenses as compared to peer funds identified by ISS.  Throughout their considerations, the Trustees acknowledged the commitment of New York Life Investments and its affiliates to serve the New York Life Investments Group of Funds, as well as their capacity, experience, resources, financial stability and reputations.  The Trustees also acknowledged the entrepreneurial and other risks assumed by New York Life Investments in sponsoring and managing each Portfolio.  With respect to the Subadvisory Agreements, the Board took into account New York Life Investments’ recommendation to approve the continuation of each of the Subadvisory Agreements.
The Trustees noted that, throughout the year, the Trustees are afforded an opportunity to ask questions of, and request additional information or materials from, New York Life Investments and each Subadvisor.  The Board’s decision with respect to each of the Advisory Agreements may have also been based, in part, on the Board’s knowledge of New York Life Investments and each Subadvisor resulting from, among other things, the Board’s consideration of each of the Advisory Agreements in prior years, the advisory agreements for other funds in the New York Life Investments Group of Funds, the Board’s review throughout the year of the performance and operations of other funds in the New York Life Investments Group of Funds and each Trustee’s business judgment and industry experience.  In addition to considering the above-referenced factors, the Board observed that in the marketplace, notably under variable life insurance policies and variable annuity contracts for which each Portfolio serves as an investment option, there are a range of investment options available to investors and that each Portfolio’s shareholders, having had the opportunity to consider other investment options, have invested in the Portfolio.
The factors that figured prominently in the Board’s decision to approve the continuation of each of the Advisory Agreements during the Board’s December 3-4, 2024 meeting are summarized in more detail below.  The Board considered on a Portfolio-by-Portfolio basis the factors and information deemed relevant and appropriate by the Trustees to evaluate the continuation of each of the Advisory Agreements, and the Board’s decision was made separately with respect to each Portfolio.
Nature, Extent and Quality of Services Provided by New York Life Investments and the Subadvisors
The Board examined the nature, extent and quality of the services that New York Life Investments provides to each Portfolio.  The Board evaluated New York Life Investments’ experience and capabilities in serving as manager of each Portfolio and considered that each Portfolio with one or more Subadvisors operates in a “manager-of-managers” structure.  The Board also considered New York Life Investments’
responsibilities and services provided pursuant to this structure, including overseeing the services provided by each Subadvisor, evaluating the performance of each Subadvisor, making recommendations to the Board as to whether each Subadvisory Agreement should be renewed, modified or terminated and periodically reporting to the Board regarding the results of New York Life Investments’ evaluation and monitoring functions.  The Board noted that New York Life Investments manages other mutual funds, serves a variety of other investment advisory clients, including other pooled investment vehicles, and has experience overseeing mutual fund service providers, including subadvisors.  The Board considered the experience of senior personnel at New York Life Investments providing management and administrative and other non-advisory services to each Portfolio.  The Board observed that New York Life Investments devotes significant resources and time to providing management and administrative and other non-advisory services to each Portfolio, including, for Portfolios with one or more Subadvisors, New York Life Investments’ oversight and due diligence reviews of each Subadvisor and ongoing analysis of, and interactions with, each Subadvisor with respect to, among other things, the applicable Portfolio’s or Portfolios’ investment performance and risks as well as each Subadvisor’s investment capabilities and subadvisory services with respect to the applicable Portfolio(s).
The Board also considered the range of services that New York Life Investments provides to each Portfolio under the terms of the Management Agreement, including: (i) fund accounting and ongoing supervisory services provided by New York Life Investments’ Fund Administration and Accounting Group; (ii) investment supervisory and analytical services provided by New York Life Investments’ Investment Consulting Group; (iii) compliance services provided by the Trust’s Chief Compliance Officer as well as New York Life Investments’ compliance department; (iv) legal services provided by New York Life Investments’ Office of the General Counsel; and (v) risk management monitoring and analysis by compliance and investment personnel.  In addition, the Board considered New York Life Investments’ willingness to invest in personnel and other resources, such as cyber security, information security and business continuity planning, that may benefit each Portfolio and noted that New York Life Investments is responsible for compensating the Trust’s officers, except for a portion of the salary of the Trust’s Chief Compliance Officer.  The Board recognized that New York Life Investments provides certain other non-advisory services to each Portfolio and has over time provided an increasingly broad array of non-advisory services to the New York Life Investments Group of Funds as a result of regulatory and other developments.
The Board also examined the range, and the nature, extent and quality, of the investment advisory services that New York Life Investments and each Subadvisor provides to the applicable Portfolio(s) and considered the terms of each of the Advisory Agreements.  The Board evaluated New York Life Investments’ and each Subadvisor’s experience and performance in serving as investment adviser or subadvisor, respectively, to the applicable Portfolio(s) and advising other portfolios and New York Life Investments’ and each Subadvisor’s track record and experience in
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providing investment advisory services as well as the experience of investment advisory and other senior personnel at New York Life Investments and each Subadvisor.  The Board considered New York Life Investments’ and each Subadvisor’s overall resources, legal and compliance environment, capabilities, reputation, financial condition and history.  In addition to information provided in connection with quarterly meetings with the Trust’s Chief Compliance Officer, the Board considered information regarding the compliance policies and procedures of New York Life Investments and each Subadvisor.  The Board also considered New York Life Investments’ and each Subadvisor’s ability to recruit and retain qualified investment professionals and willingness to invest in personnel and other resources that may benefit the applicable Portfolio(s).  In this regard, the Board considered the qualifications and experience of each Portfolio’s portfolio manager(s), the number of accounts managed by the portfolio manager(s) and the method for compensating the portfolio manager(s).
Because the NYLI VP Conservative Allocation Portfolio, NYLI VP Moderate Allocation Portfolio, NYLI VP Growth Allocation Portfolio and NYLI VP Equity Allocation Portfolio (together, the “Allocation Portfolios”) invest substantially all their assets in other funds advised by New York Life Investments or its affiliates, the Board considered information from New York Life Investments regarding the investment rationale and process for the allocation among and selection of the underlying funds in which the Allocation Portfolios invest.
In addition, the Board considered information provided by New York Life Investments and each Subadvisor regarding their respective business continuity and disaster recovery plans.
Based on these considerations, among others, the Board concluded that each Portfolio would likely continue to benefit from the nature, extent and quality of these services.
Investment Performance
In evaluating each Portfolio’s investment performance, the Board considered investment performance results over various periods in light of each Portfolio’s investment objective and strategies.  The Board considered investment reports on, and analysis of, each Portfolio’s performance provided to the Board throughout the year, including each Portfolio’s investment performance compared to each Portfolio’s relevant benchmark(s).  With respect to each of the NYLI VP Hedge Multi-Strategy Portfolio and the NYLI VP S&P 500 Index Portfolio, the Board also considered information regarding the Portfolio’s tracking error relative to its benchmark(s). The Board also considered information provided by ISS showing the investment performance of each Portfolio as compared to peer funds.
The Board also took into account its discussions with senior management at New York Life Investments concerning each Portfolio’s investment performance over various periods as well as discussions between a representative(s) of each Subadvisor and the members of the Board’s Investment Committee, which generally occur on an annual basis. The
Board also took into account the following considerations with respect to certain Portfolios:
1. In considering the investment performance of the NYLI VP American Century Sustainable Equity Portfolio, the Board noted that the Portfolio underperformed its peer funds for the one-, five- and ten-year periods ended July 31, 2024, and performed favorably relative to its peer funds for the three-year period ended July 31, 2024.  The Board considered its discussions with representatives from New York Life Investments and American Century Investment Management, Inc. regarding the Portfolio’s investment performance.
2. In considering the investment performance of the NYLI VP Balanced Portfolio, the Board noted that the Portfolio underperformed its peer funds for the one-year period ended July 31, 2024, performed in line with its peer funds for the five- and ten-year periods ended July 31, 2024, and performed favorably relative to its peer funds for the three-year period ended July 31, 2024.  The Board considered its discussions with representatives from New York Life Investments, NYL Investors LLC and Wellington Management Company LLP regarding the Portfolio’s investment performance.
3. In considering the investment performance of the NYLI VP Bond Portfolio, the Board noted that the Portfolio underperformed its peer funds for the three- and five-year periods ended July 31, 2024, and performed in line with its peer funds for the one- and ten-year periods ended July 31, 2024.  The Board considered its discussions with representatives from New York Life Investments and NYL Investors LLC regarding the Portfolio’s investment performance.
4. In considering the investment performance of the NYLI VP Candriam Emerging Markets Equity Portfolio, the Board noted that the Portfolio underperformed its peer funds for the three-, five- and ten-year periods ended July 31, 2024, and performed in line with its peer funds for the one-year period ended July 31, 2024.  The Board considered its discussions with representatives from New York Life Investments and Candriam regarding the Portfolio’s investment performance.
5. In considering the investment performance of the NYLI VP CBRE Global Infrastructure Portfolio, the Board noted that the Portfolio underperformed its peer funds for the five-year period ended July 31, 2024, and performed in line with its peer funds for the one- and three-year periods ended July 31, 2024.  The Board considered its discussions with representatives from New York Life Investments and CBRE Investment Management Listed Real Assets LLC regarding the Portfolio’s investment performance.
6. In considering the investment performance of the NYLI VP Hedge Multi-Strategy Portfolio, the Board noted that the Portfolio underperformed its peer funds for the three-, five- and ten-year periods ended July 31, 2024, and performed in line with its peer funds for the one-year period ended July 31, 2024.  The Board considered its discussions with representatives from New York Life Investments regarding the Portfolio’s investment performance.
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7. In considering the investment performance of the NYLI VP MacKay U.S. Infrastructure Bond Portfolio, the Board noted that the Portfolio underperformed its peer funds for the one-, five- and ten-year periods ended July 31, 2024, and performed favorably relative to its peer funds for the three-year period ended July 31, 2024.  The Board considered its discussions with representatives from New York Life Investments and MacKay Shields LLC regarding the Portfolio’s investment performance.
8. In considering the investment performance of the NYLI VP PineStone International Equity Portfolio, the Board noted that the Portfolio underperformed its peer funds for the one-, three-, five- and ten-year periods ended July 31, 2024.  The Board considered its discussions with representatives from New York Life Investments and PineStone Asset Management Inc. regarding the Portfolio’s investment performance.
9. With respect to the NYLI VP Schroders Mid Cap Opportunities Portfolio, the Board considered its discussions with representatives from New York Life Investments regarding the Portfolio’s investment performance and the Board’s approval of a new subadvisory agreement between New York Life Investments and Schroder Investment Management North America Inc. with respect to the Portfolio and approval to reposition the Portfolio, effective August 12, 2024.
10. In considering the investment performance of the NYLI VP Wellington Small Cap Portfolio, the Board noted that the Portfolio underperformed its peer funds for the three- and five-year periods ended July 31, 2024, and performed favorably relative to its peer funds for the one-year period ended July 31, 2024.  The Board considered its discussions with representatives from New York Life Investments and Wellington Management Company LLP regarding the Portfolio’s investment performance.
Based on these considerations, among others, the Board concluded that its review of each Portfolio’s investment performance and related information supported a determination to approve the continuation of each of the Advisory Agreements.
Costs of the Services Provided, and Profits and Other Benefits Realized, by New York Life Investments and the Subadvisors
Portfolios with Affiliated Subadvisors
The Board considered the costs of the services provided under each of the Advisory Agreements.  The Board also considered the profitability of New York Life Investments and its affiliates, including each Affiliated Subadvisor, due to their relationships with the applicable Portfolio(s) as well as of New York Life Investments and its affiliates due to their relationships with the New York Life Investments Group of Funds.  Because each Affiliated Subadvisor is an affiliate of New York Life Investments whose subadvisory fee is paid by New York Life Investments, not the applicable Portfolio(s), the Board considered cost and profitability information for New York Life Investments and each Affiliated Subadvisor in the aggregate.
In addition, the Board acknowledged the difficulty in obtaining reliable comparative data about mutual fund managers’ profitability because such information generally is not publicly available and may be impacted by numerous factors, including the structure of a fund manager’s organization, the types of funds it manages, the methodology used to allocate certain fixed costs to specific funds and the manager’s capital structure and costs of capital.
In evaluating the costs of the services provided by New York Life Investments and each Affiliated Subadvisor, and profitability of New York Life Investments and its affiliates, including each Affiliated Subadvisor, due to their relationships with the applicable Portfolio(s), the Board considered, among other factors, New York Life Investments’ and its affiliates’, including each Affiliated Subadvisor’s, continuing investments in, or willingness to invest in, personnel and other resources that may support and further enhance the management of such Portfolio(s), and that New York Life Investments is responsible for paying the subadvisory fee for such Portfolio(s).  The Board also considered the financial resources of New York Life Investments and each Affiliated Subadvisor and acknowledged that New York Life Investments and each Affiliated Subadvisor must be in a position to recruit and retain experienced professional personnel and to maintain a strong financial position for New York Life Investments and each Affiliated Subadvisor to continue to provide high-quality services to the applicable Portfolio(s).  The Board recognized that each Portfolio benefits from the allocation of certain fixed costs among the funds in the New York Life Investments Group of Funds, among other expected benefits resulting from its relationship with New York Life Investments.
The Board considered information regarding New York Life Investments’ methodology for calculating profitability and allocating costs provided by New York Life Investments in connection with the fund profitability analysis presented to the Board.  The Board concluded that New York Life Investments’ methods for allocating costs and procedures for estimating overall profitability of the relationship with the funds in the New York Life Investments Group of Funds were reasonable.  The Board recognized the difficulty in calculating and evaluating a manager’s profitability with respect to each Portfolio and considered that other profitability methodologies may also be reasonable.
The Board also considered certain fall-out benefits that may be realized by New York Life Investments and its affiliates, including each Affiliated Subadvisor, due to their relationships with the applicable Portfolio(s), including reputational and other indirect benefits.  The Board recognized, for example, the benefits to certain Affiliated Subadvisors from legally permitted “soft-dollar” arrangements by which brokers provide research and other services to each such Affiliated Subadvisor in exchange for commissions paid by the applicable Portfolio(s) with respect to trades in such Portfolio(s)’s portfolio securities.  In addition, except with respect to the NYLI VP U.S. Government Money Market Portfolio, the Board considered its review of the management agreement for a money market fund advised by New York Life Investments and an Affiliated Subadvisor that serves as an investment option for each Portfolio, including the potential rationale for and costs associated with investments in this money market fund by each Portfolio, if any, and considered information from New York Life Investments that the nature and type of specific
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investment advisory services provided to this money market fund are distinct from, or in addition to, the investment advisory services provided to each Portfolio.  In addition, the Board considered the potential dividend received tax deduction for insurance company affiliates of New York Life Investments from each Portfolio’s securities lending activity.
The Board noted that each Portfolio serves as an investment option primarily under variable contracts issued by affiliates of New York Life Investments that would receive fees under those contracts.  The Board observed that, in addition to fees earned by New York Life Investments under the Management Agreement for managing each Portfolio, New York Life Investments’ affiliates also earn revenues from serving each Portfolio in various other capacities, including as each Portfolio’s distributor, and insurance companies affiliated with New York Life Investments would be entitled to receive fees from each applicable Portfolio under a distribution and service plan adopted pursuant to Rule 12b-1 under the 1940 Act.  The Board considered information about these other revenues in the context of the profitability of the relationship with each Portfolio to New York Life Investments and its affiliates.  The Board noted that, although it assessed the overall profitability of the relationship with each Portfolio to New York Life Investments and its affiliates as part of the contract review process, when considering the reasonableness of the fee paid to New York Life Investments under the Management Agreement, the Board considered the profitability of New York Life Investments’ relationship with each Portfolio on a pre-tax basis and without regard to distribution expenses incurred by New York Life Investments from its own resources.
After evaluating the information deemed relevant by the Trustees, the Board concluded that any profits realized by New York Life Investments and its affiliates, including each Affiliated Subadvisor, due to their relationships with the applicable Portfolio(s) were not excessive and other expected benefits that may accrue to New York Life Investments and its affiliates, including each Affiliated Subadvisor, are reasonable.
Portfolios with one or more Unaffiliated Subadvisors (except for the NYLI VP Dimensional U.S. Equity Portfolio and NYLI VP Schroders Mid Cap Opportunities Portfolio)
The Board considered the costs of the services provided under each of the Advisory Agreements.  The Board also considered the profitability of New York Life Investments and its affiliates and each Unaffiliated Subadvisor due to their relationships with the applicable Portfolio(s) as well as of New York Life Investments and its affiliates due to their relationships with the New York Life Investments Group of Funds.  With respect to the profitability of each Unaffiliated Subadvisor’s relationship with the applicable Portfolio(s), the Board considered information from New York Life Investments that each Unaffiliated Subadvisor’s subadvisory fee reflected an arm’s-length negotiation and that this fee is paid by New York Life Investments, not the applicable Portfolio(s), and the relevance of each Unaffiliated Subadvisor’s profitability was considered by the Trustees in that context.  On this basis, the Board primarily considered the costs and profitability for New York Life Investments and its affiliates with respect to the applicable Portfolio(s).
In addition, the Board acknowledged the difficulty in obtaining reliable comparative data about mutual fund managers’ profitability because such information generally is not publicly available and may be impacted by numerous factors, including the structure of a fund manager’s organization, the types of funds it manages, the methodology used to allocate certain fixed costs to specific funds and the manager’s capital structure and costs of capital.
In evaluating the costs of the services provided by New York Life Investments and each Unaffiliated Subadvisor, and profitability of New York Life Investments and its affiliates and each Unaffiliated Subadvisor due to their relationships with the applicable Portfolio(s), the Board considered, among other factors, New York Life Investments’ and its affiliates’ and each Unaffiliated Subadvisor’s continuing investments in, or willingness to invest in, personnel and other resources that may support and further enhance the management of such Portfolio(s), and that New York Life Investments is responsible for paying the subadvisory fee for such Portfolio(s).  The Board also considered the financial resources of New York Life Investments and each Unaffiliated Subadvisor and acknowledged that New York Life Investments and each Unaffiliated Subadvisor must be in a position to recruit and retain experienced professional personnel and to maintain a strong financial position for New York Life Investments and the Unaffiliated Subadvisor to continue to provide high-quality services to the applicable Portfolio(s).  The Board recognized that each Portfolio benefits from the allocation of certain fixed costs among the funds in the New York Life Investments Group of Funds, among other expected benefits resulting from its relationship with New York Life Investments.
The Board considered information regarding New York Life Investments’ methodology for calculating profitability and allocating costs provided by New York Life Investments in connection with the fund profitability analysis presented to the Board.  The Board concluded that New York Life Investments’ methods for allocating costs and procedures for estimating overall profitability of the relationship with the funds in the New York Life Investments Group of Funds were reasonable.  The Board recognized the difficulty in calculating and evaluating a manager’s profitability with respect to each Portfolio and considered that other profitability methodologies may also be reasonable.
The Board also considered certain fall-out benefits that may be realized by New York Life Investments and its affiliates and each Unaffiliated Subadvisor and its affiliates due to their relationships with the applicable Portfolio(s), including reputational and other indirect benefits.  The Board recognized, for example, the benefits to certain Unaffiliated Subadvisors from legally permitted “soft-dollar” arrangements by which brokers provide research and other services to each such Unaffiliated Subadvisor in exchange for commissions paid by the applicable Portfolio(s) with respect to trades in such Portfolio(s)’s portfolio securities.  In this regard, the Board also requested and considered information from New York Life Investments concerning other material business relationships between each Unaffiliated Subadvisor and its affiliates and New York Life Investments and its affiliates. The Board further considered the existence of a strategic partnership between New York Life Investments and each of
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CBRE Investment Management Listed Real Assets LLC, Epoch Investment Partners, Inc., PineStone Asset Management Inc., Wellington Management Company LLP and Winslow Capital Management, LLC that relates to certain current and future products and represents a potential conflict of interest associated with New York Life Investments’ recommendation to approve the continuation of the applicable Subadvisory Agreements. In addition, the Board considered its review of the management agreement for a money market fund advised by New York Life Investments and an Affiliated Subadvisor that serves as an investment option for each Portfolio, including the potential rationale for and costs associated with investments in this money market fund by each Portfolio, if any, and considered information from New York Life Investments that the nature and type of specific investment advisory services provided to this money market fund are distinct from, or in addition to, the investment advisory services provided to each Portfolio.  In addition, the Board considered the potential dividend received tax deduction for insurance company affiliates of New York Life Investments from each Portfolio’s securities lending activity.
The Board noted that each Portfolio serves as an investment option primarily under variable contracts issued by affiliates of New York Life Investments that would receive fees under those contracts.  The Board observed that, in addition to fees earned by New York Life Investments under the Management Agreement for managing each Portfolio, New York Life Investments’ affiliates also earn revenues from serving each Portfolio in various other capacities, including as each Portfolio’s distributor, and insurance companies affiliated with New York Life Investments would be entitled to receive fees from each Portfolio under a distribution and service plan adopted pursuant to Rule 12b-1 under the 1940 Act.  The Board considered information about these other revenues in the context of the profitability of the relationship with each Portfolio to New York Life Investments and its affiliates.  The Board noted that, although it assessed the overall profitability of the relationship with each Portfolio to New York Life Investments and its affiliates as part of the contract review process, when considering the reasonableness of the fee paid to New York Life Investments under the Management Agreement, the Board considered the profitability of New York Life Investments’ relationship with each Portfolio on a pre-tax basis and without regard to distribution expenses incurred by New York Life Investments from its own resources.
After evaluating the information deemed relevant by the Trustees, the Board concluded that any profits realized by New York Life Investments and its affiliates due to their relationships with the applicable Portfolio(s) were not excessive, other expected benefits that may accrue to New York Life Investments and its affiliates are reasonable and other expected benefits that may accrue to each Unaffiliated Subadvisor and its affiliates are consistent with those expected for a subadvisor to a mutual fund.  With respect to each Unaffiliated Subadvisor, the Board considered that any profits realized by such Unaffiliated Subadvisor due to its relationship with the applicable Portfolio(s) are the result of arm’s-length negotiations between New York Life Investments and such Unaffiliated Subadvisor, acknowledging that any such profits are based on the subadvisory fee paid to such Unaffiliated Subadvisor by New York Life Investments, not the applicable Portfolio(s).
Allocation Portfolios, NYLI VP Dimensional U.S. Equity Portfolio, NYLI VP Hedge Multi-Strategy Portfolio, NYLI VP Schroders Mid Cap Opportunities Portfolio and NYLI VP S&P 500 Index Portfolio
The Board considered the costs of the services provided under the Management Agreement.  The Board also considered the profitability of New York Life Investments and its affiliates due to their relationships with each Portfolio as well as of New York Life Investments and its affiliates due to their relationships with the New York Life Investments Group of Funds.
In addition, the Board acknowledged the difficulty in obtaining reliable comparative data about mutual fund managers’ profitability because such information generally is not publicly available and may be impacted by numerous factors, including the structure of a fund manager’s organization, the types of funds it manages, the methodology used to allocate certain fixed costs to specific funds and the manager’s capital structure and costs of capital.
In evaluating the costs of the services provided by New York Life Investments, and profitability of New York Life Investments and its affiliates due to their relationships with each Portfolio, the Board considered, among other factors, New York Life Investments’ and its affiliates’ continuing investments in, or willingness to invest in, personnel and other resources that may support and further enhance the management of each Portfolio.  The Board also considered the financial resources of New York Life Investments and acknowledged that New York Life Investments must be in a position to recruit and retain experienced professional personnel and to maintain a strong financial position for New York Life Investments to continue to provide high-quality services to each Portfolio.  The Board recognized that each Portfolio benefits from the allocation of certain fixed costs among the funds in the New York Life Investments Group of Funds, among other expected benefits resulting from its relationship with New York Life Investments.
The Board considered information regarding New York Life Investments’ methodology for calculating profitability and allocating costs provided by New York Life Investments in connection with the fund profitability analysis presented to the Board.  The Board concluded that New York Life Investments’ methods for allocating costs and procedures for estimating overall profitability of the relationship with the funds in the New York Life Investments Group of Funds were reasonable.  The Board recognized the difficulty in calculating and evaluating a manager’s profitability with respect to each Portfolio and considered that other profitability methodologies may also be reasonable.
The Board also considered certain fall-out benefits that may be realized by New York Life Investments and its affiliates due to their relationships with each Portfolio, including reputational and other indirect benefits.  In addition, the Board considered its review of the management agreement for a money market fund advised by New York Life Investments and an Affiliated Subadvisor that serves as an investment option for each
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Portfolio, including the potential rationale for and costs associated with investments in this money market fund by each Portfolio, if any, and considered information from New York Life Investments that the nature and type of specific investment advisory services provided to this money market fund are distinct from, or in addition to, the investment advisory services provided to each Portfolio.  In addition, the Board considered the potential dividend received tax deduction for insurance company affiliates of New York Life Investments from each Portfolio’s securities lending activity.
The Board noted that each Portfolio serves as an investment option primarily under variable contracts issued by affiliates of New York Life Investments that would receive fees under those contracts.  The Board observed that, in addition to fees earned by New York Life Investments under the Management Agreement for managing each Portfolio, New York Life Investments’ affiliates also earn revenues from serving each Portfolio in various other capacities, including as each Portfolio’s distributor, and insurance companies affiliated with New York Life Investments would be entitled to receive fees from each Portfolio under a distribution and service plan adopted pursuant to Rule 12b-1 under the 1940 Act.  The Board considered information about these other revenues in the context of the profitability of the relationship with each Portfolio to New York Life Investments and its affiliates.  The Board noted that, although it assessed the overall profitability of the relationship with each Portfolio to New York Life Investments and its affiliates as part of the contract review process, when considering the reasonableness of the fee paid to New York Life Investments under the Management Agreement, the Board considered the profitability of New York Life Investments’ relationship with each Portfolio on a pre-tax basis and without regard to distribution expenses incurred by New York Life Investments from its own resources.
The Board noted that the Allocation Portfolios do not pay a management fee for the allocation and other management services provided by New York Life Investments under the Management Agreement but that shareholders of the Allocation Portfolios indirectly pay their pro rata share of the fees and expenses of the underlying funds in which the Allocation Portfolios invest.  The Board considered that the Allocation Portfolios’ investments in underlying funds managed by New York Life Investments or its affiliates indirectly benefit New York Life Investments or its affiliates.  The Board noted that it considers the profits realized by New York Life Investments and its affiliates with respect to the underlying New York Life Investments Funds as part of the annual contract review process for those funds.
After evaluating the information deemed relevant by the Trustees, the Board concluded that any profits realized by New York Life Investments and its affiliates due to their relationships with each Portfolio were not excessive.
Management and Subadvisory Fees and Total Ordinary Operating Expenses
The Board evaluated the reasonableness of the fee paid under each of the Advisory Agreements and each Portfolio’s total ordinary operating expenses.  With respect to the management fee and subadvisory fee for each Portfolio with one of more Subadvisors, the Board primarily considered the reasonableness of the management fee paid by the Portfolio to New York Life Investments because the subadvisory fee paid to each Subadvisor is paid by New York Life Investments, not the Portfolio.  The Board also considered the reasonableness of the subadvisory fee paid by New York Life Investments and the amount of the management fee retained by New York Life Investments with respect to each Portfolio with one or more Subadvisors.
In assessing the reasonableness of each Portfolio’s fees and expenses, the Board primarily considered comparative data provided by ISS on the fees and expenses of similar mutual funds managed by other investment advisers.  The Board considered New York Life Investments’ process for monitoring and addressing potential conflicts of interest in the selection of underlying funds.  In addition, the Board considered information provided by New York Life Investments and each Subadvisor on fees charged to other investment advisory clients, including institutional separate accounts and/or other funds, that follow investment strategies similar to those of the applicable Portfolio(s), if any.  The Board considered the contractual management fee schedule for each Portfolio as compared to those for such other investment advisory clients, taking into account the rationale for differences in fee schedules.  The Board also took into account information provided by New York Life Investments about the more extensive scope of services provided to registered investment companies, such as each Portfolio, as compared with other investment advisory clients.  Additionally, the Board considered the impact of contractual breakpoints, voluntary waivers and/or expense limitation arrangements, as applicable, on each Portfolio’s net management fee and expenses.  The Board also considered that in proposing fees for each Portfolio, New York Life Investments considers the competitive marketplace for mutual funds.
The Board also took into account the following considerations with respect to certain Portfolios:
1. With respect to the NYLI VP CBRE Global Infrastructure Portfolio, the Board considered its discussions with representatives from New York Life Investments regarding the total net expenses paid by the Portfolio.
2. With respect to the NYLI VP Winslow Large Cap Growth Portfolio, the Board considered its discussions with representatives from New York Life Investments regarding the management fee paid by the Portfolio.
3. With respect to the NYLI VP Hedge Multi-Strategy Portfolio, the Board considered its discussions with representatives from New York Life Investments regarding the management fee paid by the Portfolio.
Because the Allocation Portfolios do not pay a management fee to New York Life Investments, the Board considered the reasonableness of fees and expenses the Allocation Portfolios indirectly pay by investing in underlying funds that charge a management fee.  Additionally, because the Allocation Portfolios invest substantially all their assets in other funds advised by New York Life Investments or its affiliates, the Board also considered information provided by New York Life Investments regarding the fees and expenses associated with the Allocation Portfolios’
25

investments in other funds, including New York Life Investments’ finding that the applicable Allocation Portfolio’s fees and expenses do not duplicate the fees and expenses of the corresponding acquired fund (when required by Rule 12d1-4 under the 1940 Act).   Because the NYLI VP Hedge Multi-Strategy Portfolio invests primarily in ETFs, the Board also considered information provided by New York Life Investments regarding the fees and expenses associated with the Portfolio’s investments in ETFs, including New York Life Investments’ finding that the Portfolio’s fees and expenses do not duplicate the fees and expenses of the corresponding acquired ETF (when required by Rule 12d1-4 under the 1940 Act).
Additionally, with respect to the NYLI VP MacKay Convertible Portfolio, the Board noted that NYLIM Service Company LLC, an affiliate of New York Life Investments, serves as the transfer agent and dividend disbursing agent for the Service Class and Service 2 Class Shares of the Portfolio but that the Service Class and Service 2 Class Shares do not incur any fees for these services.
The Board further noted that, in certain prior years, New York Life Investments had provided support to the NYLI VP Government U.S. Money Market Portfolio in the form of voluntary waivers and/or reimbursements of fees and expenses in order to maintain a positive yield.
Based on the factors outlined above, among other considerations, the Board concluded that each Portfolio’s management fee and total ordinary operating expenses are within a range that is competitive and support a conclusion that these fees and expenses are reasonable.
Economies of Scale
The Board considered information regarding economies of scale, including whether economies of scale may exist with respect to each Portfolio and whether each Portfolio’s management fee and expense structure permits economies of scale, if any, to be appropriately shared with each Portfolio’s shareholders.  The Board also considered a report from New York Life Investments, previously prepared at the request of the Board, that addressed economies of scale, including with respect to the mutual fund business generally, and the various ways in which the benefits of economies of scale may be shared with the funds in the New York Life Investments Group of Funds.  Although the Board recognized the difficulty of determining economies of scale with precision, the Board acknowledged that economies of scale may be shared with each Portfolio in a number of ways, including, for example, through the imposition of fee breakpoints, initially setting management fee rates at scale or making additional investments to enhance the services provided to each Portfolio.  The Board reviewed information from New York Life Investments showing how each Portfolio’s management fee schedule compared to fee schedules of other funds and accounts managed by New York Life Investments.  The Board also reviewed information from ISS showing how each Portfolio’s management fee schedule compared with fees paid for similar services by peer funds at varying asset levels.  The Board noted that the Allocation Portfolios do not pay a management fee and that the Board separately considers economies of scale as part of its review of the management agreements of underlying New York Life Investments Funds in which the Allocation Portfolios invest and the benefit of any breakpoints in the management fee schedules for the underlying New York Life Investments Funds would pass through to shareholders of the Allocation Portfolios at the specified levels of underlying New York Life Investments Fund assets.
Based on this information, the Board concluded that economies of scale, if any, are appropriately shared for the benefit of each Portfolio’s shareholders through the Portfolio’s management fee and expense structure and other methods to share benefits from economies of scale.
Conclusion
On the basis of the information and factors summarized above, among other information and factors deemed relevant by the Trustees, and the evaluation thereof on a Portfolio-by-Portfolio basis, the Board, including the Independent Trustees voting separately, unanimously voted to approve the continuation of each of the Advisory Agreements for each applicable Portfolio.
1    Candriam, MacKay Shields LLC and NYL Investors LLC are referred to herein as the “Affiliated Subadvisors.” American Century Investment Management, Inc., Brown Advisory LLC, CBRE Investment Management Listed Real Assets LLC, Epoch Investment Partners, Inc., FIAM LLC, Janus Henderson Investors US LLC, Newton Investment Management North America, LLC, Pacific Investment Management Company LLC, PineStone Asset Management Inc., Segall Bryant & Hamill, LLC, Wellington Management Company LLP and Winslow Capital Management, LLC are referred to herein as the “Unaffiliated Subadvisors.”
“New York Life Investments” is both a service mark, and the common trade name, of certain investment advisors affiliated with New York Life Insurance Company. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
26

NYLI VP Fidelity Institutional AM® Utilities Portfolio*
(formerly known as MainStay VP Fidelity Institutional AM® Utilities Portfolio)

Annual Report - Financial Statements and Other Information
December 31, 2024
* Fidelity Institutional AM is a registered trade mark of FMR LLC. Used with permission.

Portfolio of Investments December 31, 2024†^
	Shares	Value
Common Stocks 95.7%
Electric Utilities 61.4%
Constellation Energy Corp.	239,768	$ 53,638,499
Duke Energy Corp.	618,537	66,641,176
Edison International	458,866	36,635,862
Entergy Corp.	589,130	44,667,837
Evergy, Inc.	380,500	23,419,775
Eversource Energy	446,709	25,654,498
Exelon Corp.	786,000	29,585,040
FirstEnergy Corp.	529,981	21,082,644
NextEra Energy, Inc.	1,256,486	90,077,481
NRG Energy, Inc.	181,156	16,343,894
PG&E Corp.	2,627,899	53,031,002
Pinnacle West Capital Corp.	48,861	4,141,947
PPL Corp.	660,069	21,425,840
Southern Co. (The)	277,396	22,835,239
TXNM Energy, Inc.	280,724	13,803,199
Xcel Energy, Inc.	564,220	38,096,134
		561,080,067
Electrical Equipment 1.3%
Fluence Energy, Inc. (a)(b)	185,300	2,942,564
GE Vernova, Inc.	26,200	8,617,966
		11,560,530
Gas Utilities 1.8%
Southwest Gas Holdings, Inc.	91,949	6,501,714
UGI Corp.	356,025	10,050,585
		16,552,299
Independent Power and Renewable Electricity Producers 7.7%
AES Corp. (The)	1,632,387	21,008,821
Talen Energy Corp. (a)	20,193	4,068,284
Vistra Corp.	330,443	45,558,176
		70,635,281
Multi-Utilities 23.2%
Ameren Corp.	440,266	39,245,312
CenterPoint Energy, Inc.	1,125,746	35,719,921
Dominion Energy, Inc.	179,800	9,684,028
NiSource, Inc.	689,884	25,360,136
Public Service Enterprise Group, Inc.	464,749	39,266,643
Sempra	709,903	62,272,691
		211,548,731
	Shares	Value

Semiconductors & Semiconductor Equipment 0.3%
First Solar, Inc. (a)	17,100	$ 3,013,704
Total Common Stocks (Cost $753,269,141)		874,390,612
Short-Term Investments 4.3%
Affiliated Investment Company 4.2%
NYLI U.S. Government Liquidity Fund, 4.309% (c)	38,865,012	38,865,012
Unaffiliated Investment Company 0.1%
Invesco Government & Agency Portfolio, 4.478% (c)(d)	538,496	538,496
Total Short-Term Investments (Cost $39,403,508)		39,403,508
Total Investments (Cost $792,672,649)	100.0%	913,794,120
Other Assets, Less Liabilities	(0.0)‡	(416,212)
Net Assets	100.0%	$ 913,377,908

†	Percentages indicated are based on Portfolio net assets.
^	Industry classifications may be different than those used for compliance monitoring purposes.
‡	Less than one-tenth of a percent.
(a)	Non-income producing security.
(b)	All or a portion of this security was held on loan. As of December 31, 2024, the aggregate market value of securities on loan was $2,942,548; the total market value of collateral held by the Portfolio was $3,104,560. The market value of the collateral held included non-cash collateral in the form of U.S. Treasury securities with a value of $2,566,064. The Portfolio received cash collateral with a value of $538,496. (See Note 2(H))
(c)	Current yield as of December 31, 2024.
(d)	Represents a security purchased with cash collateral received for securities on loan.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
3

Portfolio of Investments December 31, 2024†^ (continued)
Investments in Affiliates (in 000's)
Investments in issuers considered to be affiliate(s) of the Portfolio during the year ended December 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Investment Companies	Value, Beginning of Year	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Year	Dividend Income	Other Distributions	Shares End of Year
NYLI U.S. Government Liquidity Fund	$ 13,214	$ 288,779	$ (263,128)	$ —	$ —	$ 38,865	$ 273	$ —	38,865
The following is a summary of the fair valuations according to the inputs used as of December 31, 2024, for valuing the Portfolio’s assets:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Common Stocks	$ 874,390,612	$ —	$ —	$ 874,390,612
Short-Term Investments
Affiliated Investment Company	38,865,012	—	—	38,865,012
Unaffiliated Investment Company	538,496	—	—	538,496
Total Short-Term Investments	39,403,508	—	—	39,403,508
Total Investments in Securities	$ 913,794,120	$ —	$ —	$ 913,794,120

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
4	NYLI VP Fidelity Institutional AM® Utilities Portfolio

Statement of Assets and Liabilities as of December 31, 2024
Assets
Investment in unaffiliated securities, at value (identified cost $753,807,637) including securities on loan of $2,942,548	$874,929,108
Investment in affiliated investment companies, at value (identified cost $38,865,012)	38,865,012
Cash denominated in foreign currencies (identified cost $30)	29
Receivables:
Dividends	975,209
Portfolio shares sold	382,020
Investment securities sold	304,572
Securities lending	964
Other assets	5,400
Total assets	915,462,314
Liabilities
Cash collateral received for securities on loan	538,496
Payables:
Portfolio shares redeemed	785,092
Manager (See Note 3)	509,304
NYLIFE Distributors (See Note 3)	159,354
Custodian	52,507
Professional fees	36,218
Shareholder communication	1,189
Trustees	70
Accrued expenses	2,176
Total liabilities	2,084,406
Net assets	$913,377,908
Composition of Net Assets
Shares of beneficial interest outstanding (par value of $.001 per share) unlimited number of shares authorized	$73,000
Additional paid-in-capital	666,227,064
666,300,064
Total distributable earnings (loss)	247,077,844
Net assets	$913,377,908
Initial Class
Net assets applicable to outstanding shares	$182,897,383
Shares of beneficial interest outstanding	14,560,062
Net asset value per share outstanding	$12.56
Service Class
Net assets applicable to outstanding shares	$730,480,525
Shares of beneficial interest outstanding	58,439,580
Net asset value per share outstanding	$12.50

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
5

Statement of Operations for the year ended December 31, 2024
Investment Income (Loss)
Income
Dividends-unaffiliated	$27,768,963
Dividends-affiliated	273,040
Securities lending, net	29,677
Total income	28,071,680
Expenses
Manager (See Note 3)	6,005,286
Distribution/Service—Service Class (See Note 3)	1,859,544
Custodian	112,825
Professional fees	105,776
Shareholder communication	62,433
Trustees	18,580
Miscellaneous	34,122
Total expenses	8,198,566
Net investment income (loss)	19,873,114
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Unaffiliated investment transactions	109,941,214
Foreign currency transactions	8,053
Net realized gain (loss)	109,949,267
Net change in unrealized appreciation (depreciation) on:
Unaffiliated investments	111,898,811
Translation of other assets and liabilities in foreign currencies	(4,556)
Net change in unrealized appreciation (depreciation)	111,894,255
Net realized and unrealized gain (loss)	221,843,522
Net increase (decrease) in net assets resulting from operations	$241,716,636
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
6	NYLI VP Fidelity Institutional AM® Utilities Portfolio

Statements of Changes in Net Assets
for the years ended December 31, 2024 and December 31, 2023
	2024	2023
Increase (Decrease) in Net Assets
Operations:
Net investment income (loss)	$19,873,114	$19,526,422
Net realized gain (loss)	109,949,267	65,754,190
Net change in unrealized appreciation (depreciation)	111,894,255	(104,730,541)
Net increase (decrease) in net assets resulting from operations	241,716,636	(19,449,929)
Distributions to shareholders:
Initial Class	(16,705,925)	(35,326,559)
Service Class	(69,045,820)	(118,635,558)
Total distributions to shareholders	(85,751,745)	(153,962,117)
Capital share transactions:
Net proceeds from sales of shares	60,199,008	90,808,057
Net asset value of shares issued to shareholders in reinvestment of distributions	85,751,745	153,962,117
Cost of shares redeemed	(333,834,929)	(183,186,887)
Increase (decrease) in net assets derived from capital share transactions	(187,884,176)	61,583,287
Net increase (decrease) in net assets	(31,919,285)	(111,828,759)
Net Assets
Beginning of year	945,297,193	1,057,125,952
End of year	$913,377,908	$945,297,193
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
7

Financial Highlights selected per share data and ratios
	Year Ended December 31,
Initial Class	2024	2023	2022	2021	2020
Net asset value at beginning of year	$10.72	$13.20	$13.58	$12.35	$13.49
Net investment income (loss) (a)	0.28	0.27	0.20	0.31	0.25
Net realized and unrealized gain (loss)	2.82	(0.69)	0.43	1.73	(0.34)
Total from investment operations	3.10	(0.42)	0.63	2.04	(0.09)
Less distributions:
From net investment income	(0.32)	(0.26)	(0.30)	(0.28)	(0.33)
From net realized gain on investments	(0.94)	(1.80)	(0.71)	(0.53)	(0.72)
Total distributions	(1.26)	(2.06)	(1.01)	(0.81)	(1.05)
Net asset value at end of year	$12.56	$10.72	$13.20	$13.58	$12.35
Total investment return (b)	28.94%	(1.46)%	5.57%	17.24%	(0.38)%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	2.33%	2.23%	1.46%	2.41%	2.06%
Net expenses (c)	0.68%	0.67%	0.66%	0.66%	0.67%
Portfolio turnover rate	79%	71%	53%	34%	62%
Net assets at end of year (in 000's)	$182,897	$222,112	$202,092	$215,594	$135,814

(a)	Per share data based on average shares outstanding during the year.
(b)	Total return does not reflect any deduction of sales charges, mortality and expense charges, contract charges or administrative charges.
(c)	In addition to the fees and expenses which the Portfolio bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.

	Year Ended December 31,
Service Class	2024	2023	2022	2021	2020
Net asset value at beginning of year	$10.67	$13.14	$13.51	$12.29	$13.43
Net investment income (loss) (a)	0.25	0.24	0.17	0.27	0.22
Net realized and unrealized gain (loss)	2.81	(0.69)	0.43	1.72	(0.35)
Total from investment operations	3.06	(0.45)	0.60	1.99	(0.13)
Less distributions:
From net investment income	(0.29)	(0.22)	(0.26)	(0.24)	(0.29)
From net realized gain on investments	(0.94)	(1.80)	(0.71)	(0.53)	(0.72)
Total distributions	(1.23)	(2.02)	(0.97)	(0.77)	(1.01)
Net asset value at end of year	$12.50	$10.67	$13.14	$13.51	$12.29
Total investment return (b)	28.62%	(1.71)%	5.31%	16.95%	(0.63)%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	2.06%	1.95%	1.22%	2.14%	1.80%
Net expenses (c)	0.93%	0.92%	0.91%	0.91%	0.92%
Portfolio turnover rate	79%	71%	53%	34%	62%
Net assets at end of year (in 000's)	$730,481	$723,185	$855,034	$978,694	$953,655

(a)	Per share data based on average shares outstanding during the year.
(b)	Total return does not reflect any deduction of sales charges, mortality and expense charges, contract charges or administrative charges.
(c)	In addition to the fees and expenses which the Portfolio bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
8	NYLI VP Fidelity Institutional AM® Utilities Portfolio

Notes to Financial Statements
Note 1–Organization and Business
New York Life Investments VP Funds Trust (the “Fund”) (formerly known as MainStay VP Funds Trust) was organized as a Delaware statutory trust on February 1, 2011. The Fund is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Fund is comprised of thirty-three separate series (collectively referred to as the “Portfolios”). These financial statements and notes relate to the NYLI VP Fidelity Institutional AM® Utilities Portfolio (formerly known as MainStay VP Fidelity Institutional AM® Utilities Portfolio) (the "Portfolio"), a "non-diversified” portfolio, as that term is defined in the 1940 Act, as interpreted or modified by regulatory authorities having jurisdiction, from time to time.
Shares of the Portfolio are currently offered to certain separate accounts to fund variable annuity policies and variable universal life insurance policies issued by New York Life Insurance and Annuity Corporation (“NYLIAC”), a wholly-owned subsidiary of New York Life Insurance Company (“New York Life”) and may also be offered to fund variable annuity policies and variable universal life insurance policies issued by other insurance companies. NYLIAC allocates shares of the Portfolio to, among others, certain NYLIAC separate accounts. Shares of the Portfolio are also offered to the NYLI VP Conservative Allocation Portfolio, NYLI VP Moderate Allocation Portfolio, NYLI VP Growth Allocation Portfolio and NYLI VP Equity Allocation Portfolio, which operate as “funds-of-funds," and other variable insurance funds.
The following table lists the Portfolio's share classes that have been registered and commenced operations:
Class	Commenced Operations
Initial Class	February 17, 2012
Service Class	February 17, 2012
Shares of the Portfolio are offered and are redeemed at a price equal to their respective net asset value (“NAV”) per share. No sales or redemption charge is applicable to the purchase or redemption of the Portfolio's shares. Under the terms of the Fund’s multiple class plan, adopted pursuant to Rule 18f-3 under the 1940 Act, the classes differ in that, among other things, Service Class shares of the Portfolio pay a combined distribution and service fee of 0.25% of average daily net assets attributable to Service Class shares of the Portfolio to the Distributor (as defined in Note 3(B)) pursuant to a plan adopted in accordance with Rule 12b-1 under the 1940 Act. Contract owners of variable annuity contracts purchased after June 2, 2003, are permitted to invest only in the Service Class shares.
The Portfolio's investment objective is to seek total return.
In this reporting period, the Portfolio adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures ("ASU 2023-07"). Adoption of the new standard impacted financial statement disclosures only and did not affect the Portfolio's financial position or its results of operations. The intent of ASU 2023-07 is, through improved segment disclosures, to enable investors to better understand an entity's overall performance and to assess its potential future cash flows. NYLI Disclosure Committee ("Committee") acts as the Portfolio's chief operating decision maker assessing performance and making decisions about resource allocation. The Committee has determined that the Portfolio has a single operating segment based on the fact that the Committee monitors the operating results of the Portfolio as a whole and the Portfolio's long-term strategic asset allocation is pre-determined in accordance with the terms of its respective prospectus, based on a defined investment strategy which is executed by the Portfolio's portfolio managers as a team. The financial information provided to and reviewed by the Committee is consistent with that presented in the Portfolio's Portfolio of Investments, Statement of Changes in Net Assets and Financial Highlights.
Note 2–Significant Accounting Policies
The Portfolio is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services—Investment Companies. The Portfolio prepares its financial statements in accordance with generally accepted accounting principles (“GAAP”) in the United States of America and follows the significant accounting policies described below.
(A) Securities Valuation.  Investments are usually valued as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time) on each day the Portfolio is open for business ("valuation date").
Pursuant to Rule 2a-5 under the 1940 Act, the Board of Trustees of the Fund (the "Board") has designated New York Life Investment Management LLC (“New York Life Investments” or the "Manager") as its Valuation Designee (the "Valuation Designee"). The Valuation Designee is responsible for performing fair valuations relating to all investments in the Portfolio’s portfolio for which market quotations are not readily available; periodically assessing and managing material valuation risks; establishing and applying fair value methodologies; testing fair valuation methodologies; evaluating and overseeing pricing services; ensuring appropriate segregation of valuation and portfolio management functions; providing quarterly, annual and prompt reporting to the Board, as appropriate; identifying potential conflicts of interest; and maintaining appropriate records. The Valuation Designee has established a valuation committee ("Valuation Committee") to assist in carrying out the Valuation Designee’s responsibilities and establish prices of securities for which market quotations are not readily available. The Portfolio's and the Valuation Designee's policies and procedures ("Valuation Procedures") govern the Valuation Designee’s selection and application of methodologies for determining and calculating the fair value of Portfolio investments. The Valuation Designee may value the Portfolio's portfolio securities for which market quotations are not readily available and other Portfolio assets utilizing inputs from pricing services and other third-party sources. The Valuation Committee meets (in person, via electronic mail or via teleconference) on an ad-hoc basis to determine fair valuations and

9

Notes to Financial Statements (continued)
on a quarterly basis to review fair value events with respect to certain securities for which market quotations are not readily available, including valuation risks and back-testing results, and to preview reports to the Board.
The Valuation Committee establishes prices of securities for which market quotations are not readily available based on such methodologies and measurements on a regular basis after considering information that is reasonably available and deemed relevant by the Valuation Committee. The Board shall oversee the Valuation Designee and review fair valuation materials on a prompt, quarterly and annual basis and approve proposed revisions to the Valuation Procedures.
Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to the Valuation Procedures. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the Portfolio can access at the measurement date, provided that a quotation will not be readily available if it is not reliable. "Fair value" is defined as the price the Portfolio would reasonably expect to receive upon selling an asset or liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the asset or liability. Fair value measurements are determined within a framework that establishes a three-tier hierarchy that maximizes the use of observable market data and minimizes the use of unobservable inputs to establish a classification of fair value measurements for disclosure purposes. "Inputs" refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, such as the risk inherent in a particular valuation technique used to measure fair value using a pricing model and/or the risk inherent in the inputs for the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions market participants would use in pricing the asset or liability based on the information available. The inputs or methodology used for valuing assets or liabilities may not be an indication of the risks associated with investing in those assets or liabilities. The three-tier hierarchy of inputs is summarized below.
•	Level 1—quoted prices (unadjusted) in active markets for an identical asset or liability
•	Level 2—other significant observable inputs (including quoted prices for a similar asset or liability in active markets, interest rates and yield curves, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio's own assumptions about the assumptions that market participants would use in measuring fair value of an asset or liability)
The level of an asset or liability within the fair value hierarchy is based on the lowest level of an input, both individually and in the aggregate, that is significant to the fair value measurement. The aggregate value by input level of the Portfolio’s assets and liabilities as of December 31, 2024, is included at the end of the Portfolio of Investments.
The Portfolio may use third-party vendor evaluations, whose prices may be derived from one or more of the following standard inputs, among others:
• Broker/dealer quotes	• Benchmark securities
• Two-sided markets	• Reference data (corporate actions or material event notices)
• Bids/offers	• Monthly payment information
• Industry and economic events	• Reported trades
An asset or liability for which a market quotation is not readily available is valued by methods deemed reasonable in good faith by the Valuation Committee, following the Valuation Procedures to represent fair value. Under these procedures, the Valuation Designee generally uses a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information. The Valuation Designee may also use an income-based valuation approach in which the anticipated future cash flows of the asset or liability are discounted to calculate fair value. Fair value represents a good faith approximation of the value of a security. Fair value determinations involve the consideration of a number of subjective factors, an analysis of applicable facts and circumstances and the exercise of judgment. As a result, it is possible that the fair value for a security determined in good faith in accordance with the Valuation Procedures may differ from valuations for the same security determined for other funds using their own valuation procedures. Although the Valuation Procedures are designed to value a security at the price the Portfolio may reasonably expect to receive upon the security's sale in an orderly transaction, there can be no assurance that any fair value determination thereunder would, in fact, approximate the amount that the Portfolio would actually realize upon the sale of the security or the price at which the security would trade if a reliable market price were readily available. During the year ended December 31, 2024, there were no material changes to the fair value methodologies.
Securities which may be valued in this manner include, but are not limited to: (i) a security for which trading has been halted or suspended or otherwise does not have a readily available market quotation on a given day; (ii) a debt security that has recently gone into default and for which there is not a current market quotation; (iii) a security of an issuer that has entered into a restructuring; (iv) a security that has been delisted from a national exchange; (v) a security subject to trading collars for which no or limited trading takes place; and (vi) a security whose principal market has been temporarily closed at a time when, under normal conditions, it would be open. Securities valued in this manner are generally categorized as Level 2 or 3 in the hierarchy.
Equity securities, rights and warrants, if applicable, are valued at the last quoted sales prices as of the close of regular trading on the relevant exchange on each valuation date. Securities that are not traded on the valuation date are valued at the mean of the last quoted bid and ask

10	NYLI VP Fidelity Institutional AM® Utilities Portfolio

prices. Prices are normally taken from the principal market in which each security trades. These securities are generally categorized as Level 1 in the hierarchy.
Investments in mutual funds, including money market funds, are valued at their respective NAVs at the close of business each day on the valuation date. These securities are generally categorized as Level 1 in the hierarchy.
Temporary cash investments acquired in excess of 60 days to maturity at the time of purchase are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities and ratings), both as furnished by independent pricing services. Temporary cash investments that mature in 60 days or less at the time of purchase ("Short-Term Investments") are valued using the amortized cost method of valuation, unless the use of such method would be inappropriate. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between such cost and the principal on maturity date. Amortized cost approximates the current fair value of a security. Securities valued using the amortized cost method are not valued using quoted prices in an active market and are generally categorized as Level 2 in the hierarchy.
The information above is not intended to reflect an exhaustive list of the methodologies that may be used to value portfolio investments. The Valuation Procedures permit the use of a variety of valuation methodologies in connection with valuing portfolio investments. The methodology used for a specific type of investment may vary based on the market data available or other considerations. The methodologies summarized above may not represent the specific means by which portfolio investments are valued on any particular business day.
(B) Income Taxes.   The Portfolio's policy is to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute all of its taxable income to the shareholders of the Portfolio within the allowable time limits.
The Manager evaluates the Portfolio’s tax positions to determine if the tax positions taken meet the minimum recognition threshold in connection with accounting for uncertainties in income tax positions taken or expected to be taken for the purposes of measuring and recognizing tax liabilities in the financial statements. Recognition of tax benefits of an uncertain tax position is permitted only to the extent the position is “more likely than not” to be sustained assuming examination by taxing authorities. The Manager analyzed the Portfolio's tax positions taken on federal, state and local income tax returns for all open tax years (for up to three tax years) and has concluded that no provisions for federal, state and local income tax are required in the Portfolio's financial statements. The Portfolio's federal, state and local income tax and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state and local departments of revenue.
(C) Dividends and Distributions to Shareholders. Dividends and distributions are recorded on the ex-dividend date. The Portfolio intends to declare and pay dividends from net investment income and distributions from net realized capital and currency gains, if any, at least annually. All dividends and distributions are reinvested at NAV in the same class of shares of the Portfolio. Dividends and distributions to shareholders are determined in accordance with federal income tax regulations and may differ from determinations using GAAP.
(D) Security Transactions and Investment Income. The Portfolio records security transactions on the trade date. Realized gains and losses on security transactions are determined using the identified cost method. Dividend income is recognized on the ex-dividend date, net of any foreign tax withheld at the source, and interest income is accrued as earned using the effective interest rate method. Distributions received from real estate investment trusts, if applicable, may be classified as dividends, capital gains and/or return of capital.
Investment income and realized and unrealized gains and losses on investments of the Portfolio are allocated pro rata to the separate classes of shares based upon their relative net assets on the date the income is earned or realized and unrealized gains and losses are incurred.
(E) Expenses.  Expenses of the Fund are allocated to the individual Portfolios in proportion to the net assets of the respective Portfolios when the expenses are incurred, except where direct allocations of expenses can be made. Expenses (other than fees incurred under the distribution and service plans, further discussed in Note 3(B), which are charged directly to the Service Class shares) are allocated to separate classes of shares pro rata based upon their relative net assets on the date the expenses are incurred. The expenses borne by the Portfolio, including those of related parties to the Portfolio, are shown in the Statement of Operations.
Additionally, the Portfolio may invest in mutual funds, which are subject to management fees and other fees that may cause the costs of investing in mutual funds to be greater than the costs of owning the underlying securities directly. These indirect expenses of mutual funds are not included in the amounts shown as expenses in the Statement of Operations or in the expense ratios included in the Financial Highlights.
(F) Use of Estimates.  In preparing financial statements in conformity with GAAP, the Manager makes estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates and assumptions.
(G) Foreign Currency Transactions. The Portfolio's books and records are maintained in U.S. dollars. Prices of securities denominated in foreign currency amounts are translated into U.S. dollars at the mean between the buying and selling rates last quoted by any major U.S. bank at the following dates:
(i) market value of investment securities, other assets and liabilities— at the valuation date; and
11

Notes to Financial Statements (continued)
(ii) purchases and sales of investment securities, income and expenses—at the date of such transactions.
The assets and liabilities that are denominated in foreign currency amounts are presented at the exchange rates and market values at the close of the period. The realized and unrealized changes in net assets arising from fluctuations in exchange rates and market prices of securities are not separately presented.
Net realized gain (loss) on foreign currency transactions represents net currency gains or losses realized as a result of differences between the amounts of securities sale proceeds or purchase cost, dividends, interest and withholding taxes as recorded on the Portfolio's books, and the U.S. dollar equivalent amount actually received or paid. Net currency gains or losses from valuing such foreign currency denominated assets and liabilities, other than investments at valuation date exchange rates, are reflected in unrealized foreign exchange gains or losses.
(H) Securities Lending. In order to realize additional income, the Portfolio may engage in securities lending, subject to the limitations set forth in the 1940 Act and relevant guidance by the staff of the Securities and Exchange Commission (“SEC”). If the Portfolio engages in securities lending, the Portfolio will lend through its custodian, JPMorgan Chase Bank, N.A., ("JPMorgan"), acting as securities lending agent on behalf of the Portfolio. Under the current arrangement, JPMorgan will manage the Portfolio's collateral in accordance with the securities lending agency agreement between the Portfolio and JPMorgan, and indemnify the Portfolio against counterparty risk. The loans will be collateralized by cash (which may be invested in a money market fund) and/or non-cash collateral (which may include U.S. Treasury securities and/or U.S. government agency securities issued or guaranteed by the United States government or its agencies or instrumentalities) at least equal at all times to the market value of the securities loaned. Non-cash collateral held at year end is segregated and cannot be transferred by the Portfolio. The Portfolio bears the risk of delay in recovery of, or loss of rights in, the securities loaned. The Portfolio may also record a realized gain or loss on securities deemed sold due to a borrower’s inability to return securities on loan. The Portfolio bears the risk of any loss on investment of cash collateral. The Portfolio will receive compensation for lending its securities in the form of fees or it will retain a portion of interest earned on the investment of any cash collateral. The Portfolio will also continue to receive interest and dividends on the securities loaned and any gain or loss in the market price of the securities loaned that may occur during the term of the loan will be for the account of the Portfolio. Income earned from securities lending activities, if any, is reflected in the Statement of Operations.
(I) Foreign Securities Risk.  The Portfolio may invest in foreign securities, which carry certain risks that are in addition to the usual risks inherent in domestic securities. Foreign regulatory regimes and securities markets can have less stringent investor protections and disclosure standards and less liquid trading markets than U.S. regulatory regimes and securities markets, and can experience political, social and economic developments that may affect the value of investments in foreign securities. These risks include those resulting from currency fluctuations, future adverse political or economic developments and possible imposition of currency exchange blockages or other foreign governmental laws or restrictions. Economic sanctions and other similar governmental actions or developments could, among other things, effectively restrict or eliminate the Portfolio's ability to purchase or sell certain foreign securities or groups of foreign securities, and thus may make the Portfolio's investments in such securities less liquid or more difficult to value. These risks are likely to be greater in emerging markets than in developed markets. The ability of issuers of debt securities held by the Portfolio to meet their obligations may be affected by, among other things, economic or political developments in a specific country, industry or region.
(J) Indemnifications.  Under the Fund’s organizational documents, its officers and trustees are indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Portfolio enters into contracts with third-party service providers that contain a variety of representations and warranties and that may provide general indemnifications. The Portfolio's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio that have not yet occurred. The Manager believes that the risk of loss in connection with these potential indemnification obligations is remote. However, there can be no assurance that material liabilities related to such obligations will not arise in the future, which could adversely impact the Portfolio.
Note 3–Fees and Related Party Transactions
(A) Manager and Subadvisor. New York Life Investments, a registered investment adviser and an indirect, wholly-owned subsidiary of New York Life, serves as the Portfolio’s Manager pursuant to an Amended and Restated Management Agreement (“Management Agreement”). The Manager provides offices, conducts clerical, recordkeeping and bookkeeping services, and keeps most of the financial and accounting records required to be maintained by the Portfolio. Except for the portion of salaries and expenses that are the responsibility of the Portfolio, the Manager pays the salaries and expenses of all personnel affiliated with the Portfolio and certain operational expenses of the Portfolio. The Portfolio reimburses New York Life Investments in an amount equal to the portion of the compensation of the Chief Compliance Officer attributable to the Portfolio. FIAM LLC (“FIAM” or the “Subadvisor”) a registered investment adviser, serves as Subadvisor to the Portfolio and is responsible for the day-to-day portfolio management of the Portfolio. Pursuant to the terms of a Subadvisory Agreement between New York Life Investments and FIAM, New York Life Investments pays for the services of the Subadvisor.
Pursuant to the Management Agreement, the Fund pays the Manager, on behalf of the Portfolio, a monthly fee for the services performed and the facilities furnished at an annual rate of the Portfolio's average daily net assets as follows: 0.64% up to $1 billion; 0.61% from $1 billion to $3 billion; and 0.60% in excess of $3 billion. During the year ended

12	NYLI VP Fidelity Institutional AM® Utilities Portfolio

December 31, 2024, the effective management fee rate was 0.64% of the Portfolio's average daily net assets.
During the year ended December 31, 2024, New York Life Investments earned fees from the Portfolio in the amount of $6,005,286 and paid the Subadvisor in the amount of $2,401,962.
JPMorgan provides sub-administration and sub-accounting services to the Portfolio pursuant to an agreement with New York Life Investments. These services include calculating the daily NAVs of the Portfolio, maintaining the general ledger and sub-ledger accounts for the calculation of the Portfolio's NAVs, and assisting New York Life Investments in conducting various aspects of the Portfolio's administrative operations. For providing these services to the Portfolio, JPMorgan is compensated by New York Life Investments.
Pursuant to an agreement between the Fund and New York Life Investments, New York Life Investments is responsible for providing or procuring certain regulatory reporting services for the Portfolio. The Portfolio will reimburse New York Life Investments for the actual costs incurred by New York Life Investments in connection with providing or procuring these services for the Portfolio.
(B) Distribution and Service Fees.  The Fund, on behalf of the Portfolio, has entered into a distribution agreement with NYLIFE Distributors LLC (the “Distributor”), an affiliate of New York Life Investments. The Portfolio has adopted a distribution plan (the “Plan”) in accordance with the provisions of Rule 12b-1 under the 1940 Act. Under the Plan, the Distributor has agreed to provide, through its affiliates or independent third parties, various distribution-related, shareholder and administrative support services to the Service Class shareholders. For its services, the Distributor is entitled to a combined distribution and service fee accrued daily and paid monthly at an annual rate of 0.25% of the average daily net assets attributable to the Service Class shares of the Portfolio.
Note 4-Federal Income Tax
As of December 31, 2024, the cost and unrealized appreciation (depreciation) of the Portfolio’s investment portfolio, including applicable derivative contracts and other financial instruments, as determined on a federal income tax basis, were as follows:
	Federal Tax Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Investments in Securities	$795,611,679	$127,655,218	$(9,472,777)	$118,182,441
As of December 31, 2024, the components of accumulated gain (loss) on a tax basis were as follows:
Ordinary Income	Accumulated Capital and Other Gain (Loss)	Other Temporary Differences	Unrealized Appreciation (Depreciation)	Total Accumulated Gain (Loss)
$48,738,308	$80,175,504	$—	$118,164,032	$247,077,844
The difference between book-basis and tax-basis unrealized appreciation (depreciation) is primarily due to wash sale adjustments.
During the years ended December 31, 2024 and December 31, 2023, the tax character of distributions paid as reflected in the Statements of Changes in Net Assets was as follows:
	2024	2023
Distributions paid from:
Ordinary Income	$20,299,818	$25,879,043
Long-Term Capital Gains	65,451,927	128,083,074
Total	$85,751,745	$153,962,117
Note 5–Custodian
JPMorgan is the custodian of cash and securities held by the Portfolio. Custodial fees are charged to the Portfolio based on the Portfolio's net assets and/or the market value of securities held by the Portfolio and the number of certain transactions incurred by the Portfolio.
Note 6–Line of Credit
The Portfolio and certain other funds managed by New York Life Investments maintain a line of credit with a syndicate of banks in order to secure a source of funds for temporary purposes to meet unanticipated or excessive redemption requests.
Effective July 23, 2024, under the credit agreement (the “Credit Agreement”), the aggregate commitment amount is $600,000,000 with an additional uncommitted amount of $100,000,000. The commitment fee is an annual rate of 0.15% of the average commitment amount payable quarterly, regardless of usage, to JPMorgan, who serves as the agent to the syndicate. The commitment fee is allocated among the Portfolio and certain other funds managed by New York Life Investments based upon their respective net assets and other factors. Interest on any revolving credit loan is charged based upon the Federal Funds Rate, Daily Simple Secured Overnight Financing Rate ("SOFR") + 0.10%, or the Overnight Bank Funding Rate, whichever is higher. The Credit Agreement expires on July 22, 2025, although the Portfolio, certain other funds managed by New York Life Investments and the syndicate of banks may renew the Credit Agreement for an additional year on the same or different terms or enter into a credit agreement with a different syndicate of banks. Prior to July 23, 2024, the aggregate commitment amount and the commitment fee were the same as those under the current Credit Agreement. During the year ended December 31, 2024, there were no
13

Notes to Financial Statements (continued)
borrowings made or outstanding with respect to the Portfolio under the Credit Agreement.
Note 7–Interfund Lending Program
Pursuant to an exemptive order issued by the SEC, the Portfolio, along with certain other funds managed by New York Life Investments, may participate in an interfund lending program. The interfund lending program provides an alternative credit facility that permits the Portfolio and certain other funds managed by New York Life Investments to lend or borrow money for temporary purposes directly to or from one another, subject to the conditions of the exemptive order. During the year ended December 31, 2024, there were no interfund loans made or outstanding with respect to the Portfolio.
Note 8–Purchases and Sales of Securities (in 000’s)
During the year ended December 31, 2024, purchases and sales of securities, other than short-term securities, were $744,910 and $1,014,342, respectively.
The Portfolio may purchase securities from or sell securities to other portfolios managed by the Subadvisor. These interportfolio transactions are primarily used for cash management purposes and are made pursuant to Rule 17a-7 under the 1940 Act. The Rule 17a-7 transactions during the year ended December 31, 2024, were as follows:
Purchases (000's)	Sales (000's)	Realized Gain / (Loss) (000's)
$7,215	$64,599	$10,562
Note 9–Capital Share Transactions
Transactions in capital shares for the years ended December 31, 2024 and December 31, 2023, were as follows:
Initial Class	Shares	Amount
Year ended December 31, 2024:
Shares sold	934,100	$10,804,596
Shares issued to shareholders in reinvestment of distributions	1,329,793	16,705,925
Shares redeemed	(8,426,046)	(102,157,417)
Net increase (decrease)	(6,162,153)	$(74,646,896)
Year ended December 31, 2023:
Shares sold	3,031,623	$36,492,478
Shares issued to shareholders in reinvestment of distributions	3,657,334	35,326,559
Shares redeemed	(1,273,025)	(14,354,261)
Net increase (decrease)	5,415,932	$57,464,776

Service Class	Shares	Amount
Year ended December 31, 2024:
Shares sold	4,120,442	$49,394,412
Shares issued to shareholders in reinvestment of distributions	5,520,133	69,045,820
Shares redeemed	(18,975,720)	(231,677,512)
Net increase (decrease)	(9,335,145)	$(113,237,280)
Year ended December 31, 2023:
Shares sold	4,557,944	$54,315,579
Shares issued to shareholders in reinvestment of distributions	12,330,897	118,635,558
Shares redeemed	(14,170,338)	(168,832,626)
Net increase (decrease)	2,718,503	$4,118,511
Note 10–Recent Accounting Pronouncement
In December 2023, the FASB issued Accounting Standard Update No. 2023-09, Income Taxes (ASC 740) Improvements to Income Tax Disclosures (“ASU 2023-09”). The primary purpose of the amendments within ASU 2023-09 is to enhance the transparency and decision usefulness of income tax disclosures primarily related to the rate reconciliation table and income taxes paid information. The amendments in ASU 2023-09 require that public business entities on an annual basis (1) disclose specific categories in the rate reconciliation and (2) provide additional information for reconciling items that meet a quantitative threshold. In addition, the amendments in this ASU 2023-09 require that all entities disclose on an annual basis taxes paid disaggregated by; federal, state, foreign, and jurisdiction (when income taxes paid is equal to or greater than five percent of total income taxes paid). The amendments in ASU 2023-09 are effective for public business entities beginning after December 15, 2024. Early adoption is permitted for annual financial statements that have not yet been issued or made available for issuance. The amendments in ASU 2023-09 should be applied on a prospective basis. Retrospective application is permitted. Management is currently assessing the impact this standard will have on our financial statements as well as the method by which we will adopt the new standard. The Adviser does not expect the guidance to have a material impact to the Portfolio.
Note 11–Subsequent Events
In connection with the preparation of the financial statements of the Portfolio for the year ended December 31, 2024, events and transactions subsequent to December 31, 2024, through the date the financial statements were issued, have been evaluated by the Manager for possible adjustment and/or disclosure. No subsequent events requiring financial statement adjustment or disclosure have been identified.

14	NYLI VP Fidelity Institutional AM® Utilities Portfolio

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of New York Life Investments VP Funds Trust (formerly known as MainStay VP Funds Trust) and Shareholders of NYLI VP Fidelity Institutional AM® Utilities Portfolio (formerly known as MainStay VP Fidelity Institutional AM® Utilities Portfolio)
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of NYLI VP Fidelity Institutional AM® Utilities Portfolio (one of the portfolios constituting New York Life Investments VP Funds Trust, referred to hereafter as the “Portfolio”) as of December 31, 2024, the related statement of operations for the year ended December 31, 2024, the statements of changes in net assets for each of the two years in the period ended December 31, 2024, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2024 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Portfolio as of December 31, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2024 and the financial highlights for each of the five years in the period ended December 31, 2024 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Portfolio’s management. Our responsibility is to express an opinion on the Portfolio’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Portfolio in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2024 by correspondence with the custodian and transfer agents. We believe that our audits provide a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
New York, New York
February 21, 2025
We have served as the auditor of one or more investment companies in the New York Life Investments group of funds since 1984.
15

Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
Included in the Statement of Operations within the Portfolio’s Financial Statements.
16

Statement Regarding Basis for Approval of Investment Advisory Agreement and Subadvisory Agreement
The continuation of the Management Agreement with respect to each series (“Portfolio”) of the New York Life Investments VP Funds Trust (“Trust”) and New York Life Investment Management LLC (“New York Life Investments”) and each of the Subadvisory Agreements between New York Life Investments and each of American Century Investment Management, Inc., Brown Advisory LLC, Candriam, CBRE Investment Management Listed Real Assets LLC, Epoch Investment Partners, Inc., FIAM LLC, Janus Henderson Investors US LLC, MacKay Shields LLC, Newton Investment Management North America, LLC, NYL Investors LLC, Pacific Investment Management Company LLC, PineStone Asset Management Inc., Segall Bryant & Hamill, LLC, Wellington Management Company LLP and Winslow Capital Management, LLC (together, “Subadvisors”)1 with respect to the applicable Portfolio(s) (together, “Advisory Agreements”) is subject to annual review and approval by the Board of Trustees of the Trust (“Board”) in accordance with Section 15 of the Investment Company Act of 1940, as amended (“1940 Act”).  At its December 3–4, 2024 meeting, the Board, including the Trustees who are not an “interested person” (as such term is defined in the 1940 Act) of the Trust (“Independent Trustees”) voting separately, unanimously approved the continuation of each of the Advisory Agreements for each applicable Portfolio for a one-year period.
In reaching the decision to approve the continuation of each of the Advisory Agreements, the Board considered information and materials furnished by New York Life Investments and each Subadvisor in connection with an annual contract review process undertaken by the Board that took place at meetings of the Board and its Contracts Committee from September 2024 through December 2024, including information and materials furnished by New York Life Investments and each Subadvisor in response to requests prepared on behalf of the Board, and in consultation with the Independent Trustees, by independent legal counsel to the Independent Trustees, which encompassed a variety of topics, including those summarized below.  Information and materials requested by and furnished to the Board for consideration in connection with the contract review process included, among other items, reports on each Portfolio and “peer funds” prepared by Institutional Shareholder Services Inc. (“ISS”), an independent third-party service provider engaged by the Board to report objectively on each Portfolio’s investment performance, management fee and total expenses.  The Board also considered information on the fees charged to other investment advisory clients of New York Life Investments and/or each applicable Subadvisor that follow investment strategies similar to those of each Portfolio, if any, and, when applicable, the rationale for differences in each Portfolio’s management and subadvisory fees, as applicable, and the fees charged to those other investment advisory clients.  In addition, the Board considered information regarding the legal standards and fiduciary obligations applicable to its consideration of the continuation of each of the Advisory Agreements.  The contract review process, including the structure and format for information and materials provided to the Board, has been developed in consultation with the Board.  The Independent
Trustees also met in executive sessions with their independent legal counsel and, for portions thereof, with senior management of New York Life Investments.
The Board’s deliberations with respect to the continuation of each of the Advisory Agreements reflect a year-long process, and the Board also took into account information furnished to the Board and its Committees throughout the year, as deemed relevant and appropriate by the Trustees, including, among other items, reports on investment performance of each Portfolio and investment-related matters for each Portfolio as well as presentations from New York Life Investments and, generally annually, personnel of each Subadvisor.  In addition, the Board took into account other information provided by New York Life Investments throughout the year, including, among other items, periodic reports on legal and compliance matters, risk management, portfolio turnover, brokerage commissions and non-advisory services provided to each Portfolio by New York Life Investments, as deemed relevant and appropriate by the Trustees.
In addition to information provided to the Board throughout the year, the Board received information in connection with its June 2024 meeting provided specifically in response to requests prepared on behalf of the Board, and in consultation with the Independent Trustees, by independent legal counsel to the Independent Trustees regarding each Portfolio’s distribution arrangements.  In addition, the Board received information regarding each Portfolio’s asset levels, share purchase and redemption activity and the payment of Rule 12b-1 and/or certain other fees by the applicable share class(es) of each applicable Portfolio, among other information.
In considering the continuation of each of the Advisory Agreements, the Trustees reviewed and evaluated the information and factors they believed to reasonably be necessary and appropriate in light of legal advice furnished to them by independent legal counsel to the Independent Trustees and through the exercise of their own business judgment.  Although individual Trustees may have weighed certain factors or information differently and the Board did not consider any single factor or information controlling in reaching its decision, the factors that figured prominently in the Board’s consideration of the continuation of each of the Advisory Agreements with respect to each applicable Portfolio are summarized in more detail below and include, among other factors: (i) the nature, extent and quality of the services provided to the Portfolio by New York Life Investments and the Subadvisor(s), if applicable; (ii) the qualifications of the portfolio manager(s) of the Portfolio and the historical investment performance of the Portfolio, New York Life Investments and, if applicable, the Subadvisor(s); (iii) the costs of the services provided, and profits realized, by New York Life Investments and the Subadvisor(s), if applicable, with respect to their relationships with the Portfolio; (iv) the extent to which economies of scale have been realized or may be realized if the Portfolio grows and the extent to which any economies of scale have been shared, have benefited or may benefit the Portfolio’s

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shareholders; and (v) the reasonableness of the Portfolio’s management and, if applicable, subadvisory fees and total ordinary operating expenses.  Although the Board recognized that comparisons between each Portfolio’s fees and expenses and those of other funds are imprecise given different terms of agreements, variations in fund strategies and other factors, the Board considered the reasonableness of each Portfolio’s management fee and total ordinary operating expenses as compared to peer funds identified by ISS.  Throughout their considerations, the Trustees acknowledged the commitment of New York Life Investments and its affiliates to serve the New York Life Investments Group of Funds, as well as their capacity, experience, resources, financial stability and reputations.  The Trustees also acknowledged the entrepreneurial and other risks assumed by New York Life Investments in sponsoring and managing each Portfolio.  With respect to the Subadvisory Agreements, the Board took into account New York Life Investments’ recommendation to approve the continuation of each of the Subadvisory Agreements.
The Trustees noted that, throughout the year, the Trustees are afforded an opportunity to ask questions of, and request additional information or materials from, New York Life Investments and each Subadvisor.  The Board’s decision with respect to each of the Advisory Agreements may have also been based, in part, on the Board’s knowledge of New York Life Investments and each Subadvisor resulting from, among other things, the Board’s consideration of each of the Advisory Agreements in prior years, the advisory agreements for other funds in the New York Life Investments Group of Funds, the Board’s review throughout the year of the performance and operations of other funds in the New York Life Investments Group of Funds and each Trustee’s business judgment and industry experience.  In addition to considering the above-referenced factors, the Board observed that in the marketplace, notably under variable life insurance policies and variable annuity contracts for which each Portfolio serves as an investment option, there are a range of investment options available to investors and that each Portfolio’s shareholders, having had the opportunity to consider other investment options, have invested in the Portfolio.
The factors that figured prominently in the Board’s decision to approve the continuation of each of the Advisory Agreements during the Board’s December 3-4, 2024 meeting are summarized in more detail below.  The Board considered on a Portfolio-by-Portfolio basis the factors and information deemed relevant and appropriate by the Trustees to evaluate the continuation of each of the Advisory Agreements, and the Board’s decision was made separately with respect to each Portfolio.
Nature, Extent and Quality of Services Provided by New York Life Investments and the Subadvisors
The Board examined the nature, extent and quality of the services that New York Life Investments provides to each Portfolio.  The Board evaluated New York Life Investments’ experience and capabilities in serving as manager of each Portfolio and considered that each Portfolio with one or more Subadvisors operates in a “manager-of-managers” structure.  The Board also considered New York Life Investments’
responsibilities and services provided pursuant to this structure, including overseeing the services provided by each Subadvisor, evaluating the performance of each Subadvisor, making recommendations to the Board as to whether each Subadvisory Agreement should be renewed, modified or terminated and periodically reporting to the Board regarding the results of New York Life Investments’ evaluation and monitoring functions.  The Board noted that New York Life Investments manages other mutual funds, serves a variety of other investment advisory clients, including other pooled investment vehicles, and has experience overseeing mutual fund service providers, including subadvisors.  The Board considered the experience of senior personnel at New York Life Investments providing management and administrative and other non-advisory services to each Portfolio.  The Board observed that New York Life Investments devotes significant resources and time to providing management and administrative and other non-advisory services to each Portfolio, including, for Portfolios with one or more Subadvisors, New York Life Investments’ oversight and due diligence reviews of each Subadvisor and ongoing analysis of, and interactions with, each Subadvisor with respect to, among other things, the applicable Portfolio’s or Portfolios’ investment performance and risks as well as each Subadvisor’s investment capabilities and subadvisory services with respect to the applicable Portfolio(s).
The Board also considered the range of services that New York Life Investments provides to each Portfolio under the terms of the Management Agreement, including: (i) fund accounting and ongoing supervisory services provided by New York Life Investments’ Fund Administration and Accounting Group; (ii) investment supervisory and analytical services provided by New York Life Investments’ Investment Consulting Group; (iii) compliance services provided by the Trust’s Chief Compliance Officer as well as New York Life Investments’ compliance department; (iv) legal services provided by New York Life Investments’ Office of the General Counsel; and (v) risk management monitoring and analysis by compliance and investment personnel.  In addition, the Board considered New York Life Investments’ willingness to invest in personnel and other resources, such as cyber security, information security and business continuity planning, that may benefit each Portfolio and noted that New York Life Investments is responsible for compensating the Trust’s officers, except for a portion of the salary of the Trust’s Chief Compliance Officer.  The Board recognized that New York Life Investments provides certain other non-advisory services to each Portfolio and has over time provided an increasingly broad array of non-advisory services to the New York Life Investments Group of Funds as a result of regulatory and other developments.
The Board also examined the range, and the nature, extent and quality, of the investment advisory services that New York Life Investments and each Subadvisor provides to the applicable Portfolio(s) and considered the terms of each of the Advisory Agreements.  The Board evaluated New York Life Investments’ and each Subadvisor’s experience and performance in serving as investment adviser or subadvisor, respectively, to the applicable Portfolio(s) and advising other portfolios and New York Life Investments’ and each Subadvisor’s track record and experience in
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providing investment advisory services as well as the experience of investment advisory and other senior personnel at New York Life Investments and each Subadvisor.  The Board considered New York Life Investments’ and each Subadvisor’s overall resources, legal and compliance environment, capabilities, reputation, financial condition and history.  In addition to information provided in connection with quarterly meetings with the Trust’s Chief Compliance Officer, the Board considered information regarding the compliance policies and procedures of New York Life Investments and each Subadvisor.  The Board also considered New York Life Investments’ and each Subadvisor’s ability to recruit and retain qualified investment professionals and willingness to invest in personnel and other resources that may benefit the applicable Portfolio(s).  In this regard, the Board considered the qualifications and experience of each Portfolio’s portfolio manager(s), the number of accounts managed by the portfolio manager(s) and the method for compensating the portfolio manager(s).
Because the NYLI VP Conservative Allocation Portfolio, NYLI VP Moderate Allocation Portfolio, NYLI VP Growth Allocation Portfolio and NYLI VP Equity Allocation Portfolio (together, the “Allocation Portfolios”) invest substantially all their assets in other funds advised by New York Life Investments or its affiliates, the Board considered information from New York Life Investments regarding the investment rationale and process for the allocation among and selection of the underlying funds in which the Allocation Portfolios invest.
In addition, the Board considered information provided by New York Life Investments and each Subadvisor regarding their respective business continuity and disaster recovery plans.
Based on these considerations, among others, the Board concluded that each Portfolio would likely continue to benefit from the nature, extent and quality of these services.
Investment Performance
In evaluating each Portfolio’s investment performance, the Board considered investment performance results over various periods in light of each Portfolio’s investment objective and strategies.  The Board considered investment reports on, and analysis of, each Portfolio’s performance provided to the Board throughout the year, including each Portfolio’s investment performance compared to each Portfolio’s relevant benchmark(s).  With respect to each of the NYLI VP Hedge Multi-Strategy Portfolio and the NYLI VP S&P 500 Index Portfolio, the Board also considered information regarding the Portfolio’s tracking error relative to its benchmark(s). The Board also considered information provided by ISS showing the investment performance of each Portfolio as compared to peer funds.
The Board also took into account its discussions with senior management at New York Life Investments concerning each Portfolio’s investment performance over various periods as well as discussions between a representative(s) of each Subadvisor and the members of the Board’s Investment Committee, which generally occur on an annual basis. The
Board also took into account the following considerations with respect to certain Portfolios:
1. In considering the investment performance of the NYLI VP American Century Sustainable Equity Portfolio, the Board noted that the Portfolio underperformed its peer funds for the one-, five- and ten-year periods ended July 31, 2024, and performed favorably relative to its peer funds for the three-year period ended July 31, 2024.  The Board considered its discussions with representatives from New York Life Investments and American Century Investment Management, Inc. regarding the Portfolio’s investment performance.
2. In considering the investment performance of the NYLI VP Balanced Portfolio, the Board noted that the Portfolio underperformed its peer funds for the one-year period ended July 31, 2024, performed in line with its peer funds for the five- and ten-year periods ended July 31, 2024, and performed favorably relative to its peer funds for the three-year period ended July 31, 2024.  The Board considered its discussions with representatives from New York Life Investments, NYL Investors LLC and Wellington Management Company LLP regarding the Portfolio’s investment performance.
3. In considering the investment performance of the NYLI VP Bond Portfolio, the Board noted that the Portfolio underperformed its peer funds for the three- and five-year periods ended July 31, 2024, and performed in line with its peer funds for the one- and ten-year periods ended July 31, 2024.  The Board considered its discussions with representatives from New York Life Investments and NYL Investors LLC regarding the Portfolio’s investment performance.
4. In considering the investment performance of the NYLI VP Candriam Emerging Markets Equity Portfolio, the Board noted that the Portfolio underperformed its peer funds for the three-, five- and ten-year periods ended July 31, 2024, and performed in line with its peer funds for the one-year period ended July 31, 2024.  The Board considered its discussions with representatives from New York Life Investments and Candriam regarding the Portfolio’s investment performance.
5. In considering the investment performance of the NYLI VP CBRE Global Infrastructure Portfolio, the Board noted that the Portfolio underperformed its peer funds for the five-year period ended July 31, 2024, and performed in line with its peer funds for the one- and three-year periods ended July 31, 2024.  The Board considered its discussions with representatives from New York Life Investments and CBRE Investment Management Listed Real Assets LLC regarding the Portfolio’s investment performance.
6. In considering the investment performance of the NYLI VP Hedge Multi-Strategy Portfolio, the Board noted that the Portfolio underperformed its peer funds for the three-, five- and ten-year periods ended July 31, 2024, and performed in line with its peer funds for the one-year period ended July 31, 2024.  The Board considered its discussions with representatives from New York Life Investments regarding the Portfolio’s investment performance.
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7. In considering the investment performance of the NYLI VP MacKay U.S. Infrastructure Bond Portfolio, the Board noted that the Portfolio underperformed its peer funds for the one-, five- and ten-year periods ended July 31, 2024, and performed favorably relative to its peer funds for the three-year period ended July 31, 2024.  The Board considered its discussions with representatives from New York Life Investments and MacKay Shields LLC regarding the Portfolio’s investment performance.
8. In considering the investment performance of the NYLI VP PineStone International Equity Portfolio, the Board noted that the Portfolio underperformed its peer funds for the one-, three-, five- and ten-year periods ended July 31, 2024.  The Board considered its discussions with representatives from New York Life Investments and PineStone Asset Management Inc. regarding the Portfolio’s investment performance.
9. With respect to the NYLI VP Schroders Mid Cap Opportunities Portfolio, the Board considered its discussions with representatives from New York Life Investments regarding the Portfolio’s investment performance and the Board’s approval of a new subadvisory agreement between New York Life Investments and Schroder Investment Management North America Inc. with respect to the Portfolio and approval to reposition the Portfolio, effective August 12, 2024.
10. In considering the investment performance of the NYLI VP Wellington Small Cap Portfolio, the Board noted that the Portfolio underperformed its peer funds for the three- and five-year periods ended July 31, 2024, and performed favorably relative to its peer funds for the one-year period ended July 31, 2024.  The Board considered its discussions with representatives from New York Life Investments and Wellington Management Company LLP regarding the Portfolio’s investment performance.
Based on these considerations, among others, the Board concluded that its review of each Portfolio’s investment performance and related information supported a determination to approve the continuation of each of the Advisory Agreements.
Costs of the Services Provided, and Profits and Other Benefits Realized, by New York Life Investments and the Subadvisors
Portfolios with Affiliated Subadvisors
The Board considered the costs of the services provided under each of the Advisory Agreements.  The Board also considered the profitability of New York Life Investments and its affiliates, including each Affiliated Subadvisor, due to their relationships with the applicable Portfolio(s) as well as of New York Life Investments and its affiliates due to their relationships with the New York Life Investments Group of Funds.  Because each Affiliated Subadvisor is an affiliate of New York Life Investments whose subadvisory fee is paid by New York Life Investments, not the applicable Portfolio(s), the Board considered cost and profitability information for New York Life Investments and each Affiliated Subadvisor in the aggregate.
In addition, the Board acknowledged the difficulty in obtaining reliable comparative data about mutual fund managers’ profitability because such information generally is not publicly available and may be impacted by numerous factors, including the structure of a fund manager’s organization, the types of funds it manages, the methodology used to allocate certain fixed costs to specific funds and the manager’s capital structure and costs of capital.
In evaluating the costs of the services provided by New York Life Investments and each Affiliated Subadvisor, and profitability of New York Life Investments and its affiliates, including each Affiliated Subadvisor, due to their relationships with the applicable Portfolio(s), the Board considered, among other factors, New York Life Investments’ and its affiliates’, including each Affiliated Subadvisor’s, continuing investments in, or willingness to invest in, personnel and other resources that may support and further enhance the management of such Portfolio(s), and that New York Life Investments is responsible for paying the subadvisory fee for such Portfolio(s).  The Board also considered the financial resources of New York Life Investments and each Affiliated Subadvisor and acknowledged that New York Life Investments and each Affiliated Subadvisor must be in a position to recruit and retain experienced professional personnel and to maintain a strong financial position for New York Life Investments and each Affiliated Subadvisor to continue to provide high-quality services to the applicable Portfolio(s).  The Board recognized that each Portfolio benefits from the allocation of certain fixed costs among the funds in the New York Life Investments Group of Funds, among other expected benefits resulting from its relationship with New York Life Investments.
The Board considered information regarding New York Life Investments’ methodology for calculating profitability and allocating costs provided by New York Life Investments in connection with the fund profitability analysis presented to the Board.  The Board concluded that New York Life Investments’ methods for allocating costs and procedures for estimating overall profitability of the relationship with the funds in the New York Life Investments Group of Funds were reasonable.  The Board recognized the difficulty in calculating and evaluating a manager’s profitability with respect to each Portfolio and considered that other profitability methodologies may also be reasonable.
The Board also considered certain fall-out benefits that may be realized by New York Life Investments and its affiliates, including each Affiliated Subadvisor, due to their relationships with the applicable Portfolio(s), including reputational and other indirect benefits.  The Board recognized, for example, the benefits to certain Affiliated Subadvisors from legally permitted “soft-dollar” arrangements by which brokers provide research and other services to each such Affiliated Subadvisor in exchange for commissions paid by the applicable Portfolio(s) with respect to trades in such Portfolio(s)’s portfolio securities.  In addition, except with respect to the NYLI VP U.S. Government Money Market Portfolio, the Board considered its review of the management agreement for a money market fund advised by New York Life Investments and an Affiliated Subadvisor that serves as an investment option for each Portfolio, including the potential rationale for and costs associated with investments in this money market fund by each Portfolio, if any, and considered information from New York Life Investments that the nature and type of specific
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investment advisory services provided to this money market fund are distinct from, or in addition to, the investment advisory services provided to each Portfolio.  In addition, the Board considered the potential dividend received tax deduction for insurance company affiliates of New York Life Investments from each Portfolio’s securities lending activity.
The Board noted that each Portfolio serves as an investment option primarily under variable contracts issued by affiliates of New York Life Investments that would receive fees under those contracts.  The Board observed that, in addition to fees earned by New York Life Investments under the Management Agreement for managing each Portfolio, New York Life Investments’ affiliates also earn revenues from serving each Portfolio in various other capacities, including as each Portfolio’s distributor, and insurance companies affiliated with New York Life Investments would be entitled to receive fees from each applicable Portfolio under a distribution and service plan adopted pursuant to Rule 12b-1 under the 1940 Act.  The Board considered information about these other revenues in the context of the profitability of the relationship with each Portfolio to New York Life Investments and its affiliates.  The Board noted that, although it assessed the overall profitability of the relationship with each Portfolio to New York Life Investments and its affiliates as part of the contract review process, when considering the reasonableness of the fee paid to New York Life Investments under the Management Agreement, the Board considered the profitability of New York Life Investments’ relationship with each Portfolio on a pre-tax basis and without regard to distribution expenses incurred by New York Life Investments from its own resources.
After evaluating the information deemed relevant by the Trustees, the Board concluded that any profits realized by New York Life Investments and its affiliates, including each Affiliated Subadvisor, due to their relationships with the applicable Portfolio(s) were not excessive and other expected benefits that may accrue to New York Life Investments and its affiliates, including each Affiliated Subadvisor, are reasonable.
Portfolios with one or more Unaffiliated Subadvisors (except for the NYLI VP Dimensional U.S. Equity Portfolio and NYLI VP Schroders Mid Cap Opportunities Portfolio)
The Board considered the costs of the services provided under each of the Advisory Agreements.  The Board also considered the profitability of New York Life Investments and its affiliates and each Unaffiliated Subadvisor due to their relationships with the applicable Portfolio(s) as well as of New York Life Investments and its affiliates due to their relationships with the New York Life Investments Group of Funds.  With respect to the profitability of each Unaffiliated Subadvisor’s relationship with the applicable Portfolio(s), the Board considered information from New York Life Investments that each Unaffiliated Subadvisor’s subadvisory fee reflected an arm’s-length negotiation and that this fee is paid by New York Life Investments, not the applicable Portfolio(s), and the relevance of each Unaffiliated Subadvisor’s profitability was considered by the Trustees in that context.  On this basis, the Board primarily considered the costs and profitability for New York Life Investments and its affiliates with respect to the applicable Portfolio(s).
In addition, the Board acknowledged the difficulty in obtaining reliable comparative data about mutual fund managers’ profitability because such information generally is not publicly available and may be impacted by numerous factors, including the structure of a fund manager’s organization, the types of funds it manages, the methodology used to allocate certain fixed costs to specific funds and the manager’s capital structure and costs of capital.
In evaluating the costs of the services provided by New York Life Investments and each Unaffiliated Subadvisor, and profitability of New York Life Investments and its affiliates and each Unaffiliated Subadvisor due to their relationships with the applicable Portfolio(s), the Board considered, among other factors, New York Life Investments’ and its affiliates’ and each Unaffiliated Subadvisor’s continuing investments in, or willingness to invest in, personnel and other resources that may support and further enhance the management of such Portfolio(s), and that New York Life Investments is responsible for paying the subadvisory fee for such Portfolio(s).  The Board also considered the financial resources of New York Life Investments and each Unaffiliated Subadvisor and acknowledged that New York Life Investments and each Unaffiliated Subadvisor must be in a position to recruit and retain experienced professional personnel and to maintain a strong financial position for New York Life Investments and the Unaffiliated Subadvisor to continue to provide high-quality services to the applicable Portfolio(s).  The Board recognized that each Portfolio benefits from the allocation of certain fixed costs among the funds in the New York Life Investments Group of Funds, among other expected benefits resulting from its relationship with New York Life Investments.
The Board considered information regarding New York Life Investments’ methodology for calculating profitability and allocating costs provided by New York Life Investments in connection with the fund profitability analysis presented to the Board.  The Board concluded that New York Life Investments’ methods for allocating costs and procedures for estimating overall profitability of the relationship with the funds in the New York Life Investments Group of Funds were reasonable.  The Board recognized the difficulty in calculating and evaluating a manager’s profitability with respect to each Portfolio and considered that other profitability methodologies may also be reasonable.
The Board also considered certain fall-out benefits that may be realized by New York Life Investments and its affiliates and each Unaffiliated Subadvisor and its affiliates due to their relationships with the applicable Portfolio(s), including reputational and other indirect benefits.  The Board recognized, for example, the benefits to certain Unaffiliated Subadvisors from legally permitted “soft-dollar” arrangements by which brokers provide research and other services to each such Unaffiliated Subadvisor in exchange for commissions paid by the applicable Portfolio(s) with respect to trades in such Portfolio(s)’s portfolio securities.  In this regard, the Board also requested and considered information from New York Life Investments concerning other material business relationships between each Unaffiliated Subadvisor and its affiliates and New York Life Investments and its affiliates. The Board further considered the existence of a strategic partnership between New York Life Investments and each of
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CBRE Investment Management Listed Real Assets LLC, Epoch Investment Partners, Inc., PineStone Asset Management Inc., Wellington Management Company LLP and Winslow Capital Management, LLC that relates to certain current and future products and represents a potential conflict of interest associated with New York Life Investments’ recommendation to approve the continuation of the applicable Subadvisory Agreements. In addition, the Board considered its review of the management agreement for a money market fund advised by New York Life Investments and an Affiliated Subadvisor that serves as an investment option for each Portfolio, including the potential rationale for and costs associated with investments in this money market fund by each Portfolio, if any, and considered information from New York Life Investments that the nature and type of specific investment advisory services provided to this money market fund are distinct from, or in addition to, the investment advisory services provided to each Portfolio.  In addition, the Board considered the potential dividend received tax deduction for insurance company affiliates of New York Life Investments from each Portfolio’s securities lending activity.
The Board noted that each Portfolio serves as an investment option primarily under variable contracts issued by affiliates of New York Life Investments that would receive fees under those contracts.  The Board observed that, in addition to fees earned by New York Life Investments under the Management Agreement for managing each Portfolio, New York Life Investments’ affiliates also earn revenues from serving each Portfolio in various other capacities, including as each Portfolio’s distributor, and insurance companies affiliated with New York Life Investments would be entitled to receive fees from each Portfolio under a distribution and service plan adopted pursuant to Rule 12b-1 under the 1940 Act.  The Board considered information about these other revenues in the context of the profitability of the relationship with each Portfolio to New York Life Investments and its affiliates.  The Board noted that, although it assessed the overall profitability of the relationship with each Portfolio to New York Life Investments and its affiliates as part of the contract review process, when considering the reasonableness of the fee paid to New York Life Investments under the Management Agreement, the Board considered the profitability of New York Life Investments’ relationship with each Portfolio on a pre-tax basis and without regard to distribution expenses incurred by New York Life Investments from its own resources.
After evaluating the information deemed relevant by the Trustees, the Board concluded that any profits realized by New York Life Investments and its affiliates due to their relationships with the applicable Portfolio(s) were not excessive, other expected benefits that may accrue to New York Life Investments and its affiliates are reasonable and other expected benefits that may accrue to each Unaffiliated Subadvisor and its affiliates are consistent with those expected for a subadvisor to a mutual fund.  With respect to each Unaffiliated Subadvisor, the Board considered that any profits realized by such Unaffiliated Subadvisor due to its relationship with the applicable Portfolio(s) are the result of arm’s-length negotiations between New York Life Investments and such Unaffiliated Subadvisor, acknowledging that any such profits are based on the subadvisory fee paid to such Unaffiliated Subadvisor by New York Life Investments, not the applicable Portfolio(s).
Allocation Portfolios, NYLI VP Dimensional U.S. Equity Portfolio, NYLI VP Hedge Multi-Strategy Portfolio, NYLI VP Schroders Mid Cap Opportunities Portfolio and NYLI VP S&P 500 Index Portfolio
The Board considered the costs of the services provided under the Management Agreement.  The Board also considered the profitability of New York Life Investments and its affiliates due to their relationships with each Portfolio as well as of New York Life Investments and its affiliates due to their relationships with the New York Life Investments Group of Funds.
In addition, the Board acknowledged the difficulty in obtaining reliable comparative data about mutual fund managers’ profitability because such information generally is not publicly available and may be impacted by numerous factors, including the structure of a fund manager’s organization, the types of funds it manages, the methodology used to allocate certain fixed costs to specific funds and the manager’s capital structure and costs of capital.
In evaluating the costs of the services provided by New York Life Investments, and profitability of New York Life Investments and its affiliates due to their relationships with each Portfolio, the Board considered, among other factors, New York Life Investments’ and its affiliates’ continuing investments in, or willingness to invest in, personnel and other resources that may support and further enhance the management of each Portfolio.  The Board also considered the financial resources of New York Life Investments and acknowledged that New York Life Investments must be in a position to recruit and retain experienced professional personnel and to maintain a strong financial position for New York Life Investments to continue to provide high-quality services to each Portfolio.  The Board recognized that each Portfolio benefits from the allocation of certain fixed costs among the funds in the New York Life Investments Group of Funds, among other expected benefits resulting from its relationship with New York Life Investments.
The Board considered information regarding New York Life Investments’ methodology for calculating profitability and allocating costs provided by New York Life Investments in connection with the fund profitability analysis presented to the Board.  The Board concluded that New York Life Investments’ methods for allocating costs and procedures for estimating overall profitability of the relationship with the funds in the New York Life Investments Group of Funds were reasonable.  The Board recognized the difficulty in calculating and evaluating a manager’s profitability with respect to each Portfolio and considered that other profitability methodologies may also be reasonable.
The Board also considered certain fall-out benefits that may be realized by New York Life Investments and its affiliates due to their relationships with each Portfolio, including reputational and other indirect benefits.  In addition, the Board considered its review of the management agreement for a money market fund advised by New York Life Investments and an Affiliated Subadvisor that serves as an investment option for each
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Portfolio, including the potential rationale for and costs associated with investments in this money market fund by each Portfolio, if any, and considered information from New York Life Investments that the nature and type of specific investment advisory services provided to this money market fund are distinct from, or in addition to, the investment advisory services provided to each Portfolio.  In addition, the Board considered the potential dividend received tax deduction for insurance company affiliates of New York Life Investments from each Portfolio’s securities lending activity.
The Board noted that each Portfolio serves as an investment option primarily under variable contracts issued by affiliates of New York Life Investments that would receive fees under those contracts.  The Board observed that, in addition to fees earned by New York Life Investments under the Management Agreement for managing each Portfolio, New York Life Investments’ affiliates also earn revenues from serving each Portfolio in various other capacities, including as each Portfolio’s distributor, and insurance companies affiliated with New York Life Investments would be entitled to receive fees from each Portfolio under a distribution and service plan adopted pursuant to Rule 12b-1 under the 1940 Act.  The Board considered information about these other revenues in the context of the profitability of the relationship with each Portfolio to New York Life Investments and its affiliates.  The Board noted that, although it assessed the overall profitability of the relationship with each Portfolio to New York Life Investments and its affiliates as part of the contract review process, when considering the reasonableness of the fee paid to New York Life Investments under the Management Agreement, the Board considered the profitability of New York Life Investments’ relationship with each Portfolio on a pre-tax basis and without regard to distribution expenses incurred by New York Life Investments from its own resources.
The Board noted that the Allocation Portfolios do not pay a management fee for the allocation and other management services provided by New York Life Investments under the Management Agreement but that shareholders of the Allocation Portfolios indirectly pay their pro rata share of the fees and expenses of the underlying funds in which the Allocation Portfolios invest.  The Board considered that the Allocation Portfolios’ investments in underlying funds managed by New York Life Investments or its affiliates indirectly benefit New York Life Investments or its affiliates.  The Board noted that it considers the profits realized by New York Life Investments and its affiliates with respect to the underlying New York Life Investments Funds as part of the annual contract review process for those funds.
After evaluating the information deemed relevant by the Trustees, the Board concluded that any profits realized by New York Life Investments and its affiliates due to their relationships with each Portfolio were not excessive.
Management and Subadvisory Fees and Total Ordinary Operating Expenses
The Board evaluated the reasonableness of the fee paid under each of the Advisory Agreements and each Portfolio’s total ordinary operating expenses.  With respect to the management fee and subadvisory fee for each Portfolio with one of more Subadvisors, the Board primarily considered the reasonableness of the management fee paid by the Portfolio to New York Life Investments because the subadvisory fee paid to each Subadvisor is paid by New York Life Investments, not the Portfolio.  The Board also considered the reasonableness of the subadvisory fee paid by New York Life Investments and the amount of the management fee retained by New York Life Investments with respect to each Portfolio with one or more Subadvisors.
In assessing the reasonableness of each Portfolio’s fees and expenses, the Board primarily considered comparative data provided by ISS on the fees and expenses of similar mutual funds managed by other investment advisers.  The Board considered New York Life Investments’ process for monitoring and addressing potential conflicts of interest in the selection of underlying funds.  In addition, the Board considered information provided by New York Life Investments and each Subadvisor on fees charged to other investment advisory clients, including institutional separate accounts and/or other funds, that follow investment strategies similar to those of the applicable Portfolio(s), if any.  The Board considered the contractual management fee schedule for each Portfolio as compared to those for such other investment advisory clients, taking into account the rationale for differences in fee schedules.  The Board also took into account information provided by New York Life Investments about the more extensive scope of services provided to registered investment companies, such as each Portfolio, as compared with other investment advisory clients.  Additionally, the Board considered the impact of contractual breakpoints, voluntary waivers and/or expense limitation arrangements, as applicable, on each Portfolio’s net management fee and expenses.  The Board also considered that in proposing fees for each Portfolio, New York Life Investments considers the competitive marketplace for mutual funds.
The Board also took into account the following considerations with respect to certain Portfolios:
1. With respect to the NYLI VP CBRE Global Infrastructure Portfolio, the Board considered its discussions with representatives from New York Life Investments regarding the total net expenses paid by the Portfolio.
2. With respect to the NYLI VP Winslow Large Cap Growth Portfolio, the Board considered its discussions with representatives from New York Life Investments regarding the management fee paid by the Portfolio.
3. With respect to the NYLI VP Hedge Multi-Strategy Portfolio, the Board considered its discussions with representatives from New York Life Investments regarding the management fee paid by the Portfolio.
Because the Allocation Portfolios do not pay a management fee to New York Life Investments, the Board considered the reasonableness of fees and expenses the Allocation Portfolios indirectly pay by investing in underlying funds that charge a management fee.  Additionally, because the Allocation Portfolios invest substantially all their assets in other funds advised by New York Life Investments or its affiliates, the Board also considered information provided by New York Life Investments regarding the fees and expenses associated with the Allocation Portfolios’
23

investments in other funds, including New York Life Investments’ finding that the applicable Allocation Portfolio’s fees and expenses do not duplicate the fees and expenses of the corresponding acquired fund (when required by Rule 12d1-4 under the 1940 Act).   Because the NYLI VP Hedge Multi-Strategy Portfolio invests primarily in ETFs, the Board also considered information provided by New York Life Investments regarding the fees and expenses associated with the Portfolio’s investments in ETFs, including New York Life Investments’ finding that the Portfolio’s fees and expenses do not duplicate the fees and expenses of the corresponding acquired ETF (when required by Rule 12d1-4 under the 1940 Act).
Additionally, with respect to the NYLI VP MacKay Convertible Portfolio, the Board noted that NYLIM Service Company LLC, an affiliate of New York Life Investments, serves as the transfer agent and dividend disbursing agent for the Service Class and Service 2 Class Shares of the Portfolio but that the Service Class and Service 2 Class Shares do not incur any fees for these services.
The Board further noted that, in certain prior years, New York Life Investments had provided support to the NYLI VP Government U.S. Money Market Portfolio in the form of voluntary waivers and/or reimbursements of fees and expenses in order to maintain a positive yield.
Based on the factors outlined above, among other considerations, the Board concluded that each Portfolio’s management fee and total ordinary operating expenses are within a range that is competitive and support a conclusion that these fees and expenses are reasonable.
Economies of Scale
The Board considered information regarding economies of scale, including whether economies of scale may exist with respect to each Portfolio and whether each Portfolio’s management fee and expense structure permits economies of scale, if any, to be appropriately shared with each Portfolio’s shareholders.  The Board also considered a report from New York Life Investments, previously prepared at the request of the Board, that addressed economies of scale, including with respect to the mutual fund business generally, and the various ways in which the benefits of economies of scale may be shared with the funds in the New York Life Investments Group of Funds.  Although the Board recognized the difficulty of determining economies of scale with precision, the Board acknowledged that economies of scale may be shared with each Portfolio in a number of ways, including, for example, through the imposition of fee breakpoints, initially setting management fee rates at scale or making additional investments to enhance the services provided to each Portfolio.  The Board reviewed information from New York Life Investments showing how each Portfolio’s management fee schedule compared to fee schedules of other funds and accounts managed by New York Life Investments.  The Board also reviewed information from ISS showing how each Portfolio’s management fee schedule compared with fees paid for similar services by peer funds at varying asset levels.  The Board noted that the Allocation Portfolios do not pay a management fee and that the Board separately considers economies of scale as part of its review of the management agreements of underlying New York Life Investments Funds in which the Allocation Portfolios invest and the benefit of any breakpoints in the management fee schedules for the underlying New York Life Investments Funds would pass through to shareholders of the Allocation Portfolios at the specified levels of underlying New York Life Investments Fund assets.
Based on this information, the Board concluded that economies of scale, if any, are appropriately shared for the benefit of each Portfolio’s shareholders through the Portfolio’s management fee and expense structure and other methods to share benefits from economies of scale.
Conclusion
On the basis of the information and factors summarized above, among other information and factors deemed relevant by the Trustees, and the evaluation thereof on a Portfolio-by-Portfolio basis, the Board, including the Independent Trustees voting separately, unanimously voted to approve the continuation of each of the Advisory Agreements for each applicable Portfolio.
1    Candriam, MacKay Shields LLC and NYL Investors LLC are referred to herein as the “Affiliated Subadvisors.” American Century Investment Management, Inc., Brown Advisory LLC, CBRE Investment Management Listed Real Assets LLC, Epoch Investment Partners, Inc., FIAM LLC, Janus Henderson Investors US LLC, Newton Investment Management North America, LLC, Pacific Investment Management Company LLC, PineStone Asset Management Inc., Segall Bryant & Hamill, LLC, Wellington Management Company LLP and Winslow Capital Management, LLC are referred to herein as the “Unaffiliated Subadvisors.”
“New York Life Investments” is both a service mark, and the common trade name, of certain investment advisors affiliated with New York Life Insurance Company. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
24

NYLI VP Income Builder Portfolio
(formerly known as MainStay VP Income Builder Portfolio)

Annual Report - Financial Statements and Other Information
December 31, 2024

Portfolio of Investments December 31, 2024†^
	Principal Amount	Value
Long-Term Bonds 37.6%
Asset-Backed Securities 3.7%
Automobile Asset-Backed Securities 1.4%
Ally Bank Auto Credit-Linked Notes
Series 2024-A, Class G
12.748%, due 5/17/32 (a)	$ 586,948	$ 597,749
Exeter Automobile Receivables Trust
Series 2021-3A, Class E
3.04%, due 12/15/28 (a)	855,000	826,230
Series 2022-2A, Class E
6.34%, due 10/15/29 (a)	915,000	902,343
Series 2023-4A, Class D
6.95%, due 12/17/29	120,000	123,262
Series 2022-3A, Class E
9.09%, due 1/15/30 (a)	410,000	406,964
Series 2022-5A, Class E
10.45%, due 4/15/30 (a)	210,000	223,729
Flagship Credit Auto Trust (a)
Series 2021-1, Class D
1.27%, due 3/15/27	575,000	558,188
Series 2020-3, Class D
2.50%, due 9/15/26	280,000	277,289
Series 2021-3, Class E
3.32%, due 12/15/28	580,000	521,873
Series 2022-2, Class D
5.80%, due 4/17/28	655,000	606,958
Series 2024-1, Class D
6.30%, due 4/15/30	515,000	517,652
Huntington Bank Auto Credit-Linked Notes (a)(b)
Series 2024-2, Class D
8.605% (SOFR 30A + 4.00%), due 10/20/32	601,904	605,606
Series 2024-1, Class D
9.855% (SOFR 30A + 5.25%), due 5/20/32	383,203	392,585
OneMain Direct Auto Receivables Trust
Series 2019-1A, Class D
4.68%, due 4/14/31 (a)	400,000	395,178
		6,955,606
Other Asset-Backed Securities 2.3%
AGL CLO 32 Ltd.
Series 2024-32A, Class A1
6.645% (3 Month SOFR + 1.38%), due 7/21/37 (a)(b)	400,000	402,310
	Principal Amount	Value

Other Asset-Backed Securities (continued)
AGL CLO 35 Ltd.
Series 2024-35A, Class A2
6.062% (3 Month SOFR + 1.55%), due 1/21/38 (a)(b)	$ 250,000	$ 250,666
AIMCO CLO
Series 2018-AA, Class B1R
6.165% (3 Month SOFR + 1.65%), due 10/17/37 (a)(b)	400,000	399,998
American Airlines Pass-Through Trust
Series 2016-2, Class A
3.65%, due 6/15/28	475,273	444,562
Series 2019-1, Class B
3.85%, due 2/15/28	319,035	299,374
Apidos CLO
Series 2018-18A, Class BR2
6.066% (3 Month SOFR + 1.70%), due 1/22/38 (a)(b)	500,000	500,084
Apidos CLO LI Ltd.
Series 2024-51A, Class B
5.847% (3 Month SOFR + 1.55%), due 1/20/38 (a)(b)(c)	250,000	250,000
ARES Direct Lending CLO 3 LLC
Series 2024-3A, Class A2
6.19% (3 Month SOFR + 1.75%), due 1/20/37 (a)(b)	250,000	250,063
Bain Capital Credit CLO Ltd.
Series 2021-6A, Class DR
7.345% (3 Month SOFR + 2.95%), due 10/21/34 (a)(b)	250,000	250,054
British Airways Pass-Through Trust
Series 2021-1, Class A
2.90%, due 3/15/35 (a)	725,000	639,474
CF Hippolyta Issuer LLC (a)
Series 2021-1A, Class A1
1.53%, due 3/15/61	315,720	299,320
Series 2020-1, Class A1
1.69%, due 7/15/60	499,196	487,746
Series 2020-1, Class A2
1.99%, due 7/15/60	479,036	430,110
CVS Pass-Through Trust
5.789%, due 1/10/26 (a)	5,814	5,814
Fortress Credit Opportunities XXI CLO LLC
Series 2023-21A, Class A1TR
5.863% (3 Month SOFR + 1.57%), due 1/21/37 (a)(b)(c)	400,000	400,000

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
3

Portfolio of Investments December 31, 2024†^ (continued)
	Principal Amount	Value
Asset-Backed Securities (continued)
Other Asset-Backed Securities (continued)
Golub Capital Partners CLO 76 B Ltd.
Series 2024-76A, Class A1
6.112% (3 Month SOFR + 1.37%), due 10/25/37 (a)(b)	$ 350,000	$ 351,511
Home Partners of America Trust (a)
Series 2021-2, Class A
1.901%, due 12/17/26	265,923	252,282
Series 2021-2, Class B
2.302%, due 12/17/26	249,746	235,031
HPEFS Equipment Trust
Series 2024-1A, Class D
5.82%, due 11/20/31 (a)	630,000	636,749
Ivy Hill Middle Market Credit Fund VII Ltd.
Series 7A, Class AR3
6.256% (3 Month SOFR + 1.60%), due 10/15/36 (a)(b)	250,000	250,216
Navient Private Education Refi Loan Trust (a)
Series 2021-BA, Class A
0.94%, due 7/15/69	310,627	278,347
Series 2020-EA, Class A
1.69%, due 5/15/69	216,052	199,205
New Economy Assets Phase 1 Sponsor LLC (a)
Series 2021-1, Class A1
1.91%, due 10/20/61	665,000	613,146
Series 2021-1, Class B1
2.41%, due 10/20/61	255,000	228,920
OCP CLO Ltd.
Series 2017-14A, Class A1R
6.111% (3 Month SOFR + 1.37%), due 7/20/37 (a)(b)	350,000	350,514
Owl Rock CLO XX LLC
Series 2024-20A, Class C
6.649% (3 Month SOFR + 2.10%), due 10/24/34 (a)(b)	250,000	249,842
Rad CLO 25 Ltd.
Series 2024-25A, Class A1
6.781% (3 Month SOFR + 1.46%), due 7/20/37 (a)(b)	250,000	250,686
Regatta 30 Funding Ltd.
Series 2024-4A, Class B
5.963% (3 Month SOFR + 1.65%), due 1/25/38 (a)(b)	400,000	400,068
	Principal Amount	Value

Other Asset-Backed Securities (continued)
Regatta XI Funding Ltd.
Series 2018-1A, Class AR
6.047% (3 Month SOFR + 1.40%), due 7/17/37 (a)(b)	$ 350,000	$ 351,786
Signal Peak CLO 12 Ltd.
Series 2022-12A, Class A1R
6.032% (3 Month SOFR + 1.40%), due 7/18/37 (a)(b)	270,000	271,992
Silver Point Scf CLO I Ltd.
Series 2021-1A, Class A2R
6.798% (3 Month SOFR + 1.95%), due 10/15/36 (a)(b)	250,000	250,535
Stifel SBA IO Trust
Series 2024-1A, Class A2
1.268%, due 6/25/50 (a)(d)(e)	8,783,024	327,991
Subway Funding LLC
Series 2024-3A, Class A23
5.914%, due 7/30/54 (a)	500,000	488,182
Texas Debt Capital CLO Ltd.
Series 2024-2A, Class B
6.256% (3 Month SOFR + 1.70%), due 1/24/37 (a)(b)	250,000	250,020
United Airlines Pass-Through Trust
Series 2020-1, Class A
5.875%, due 10/15/27	386,693	394,915
		11,941,513
Total Asset-Backed Securities (Cost $19,071,686)		18,897,119
Corporate Bonds 12.5%
Aerospace & Defense 0.1%
Boeing Co. (The)
6.528%, due 5/1/34	295,000	309,045
Airlines 0.4%
American Airlines, Inc. (a)
5.50%, due 4/20/26	300,000	299,030
5.75%, due 4/20/29	360,000	357,007
Delta Air Lines, Inc. (a)
4.50%, due 10/20/25	155,501	154,525
4.75%, due 10/20/28	900,000	887,709
Mileage Plus Holdings LLC
6.50%, due 6/20/27 (a)	397,501	400,006
		2,098,277

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
4	NYLI VP Income Builder Portfolio

	Principal Amount	Value
Corporate Bonds (continued)
Auto Manufacturers 0.8%
Ford Motor Credit Co. LLC
2.30%, due 2/10/25	$ 230,000	$ 229,233
2.70%, due 8/10/26	595,000	571,385
4.125%, due 8/17/27	485,000	468,932
6.80%, due 5/12/28	365,000	377,175
General Motors Financial Co., Inc.
2.35%, due 1/8/31	344,000	287,712
2.70%, due 6/10/31	485,000	410,936
4.30%, due 4/6/29	470,000	453,880
Nissan Motor Acceptance Co. LLC
1.85%, due 9/16/26 (a)	1,350,000	1,268,882
		4,068,135
Banks 4.3%
Australia & New Zealand Banking Group Ltd.
5.731% (5 Year Treasury Constant Maturity Rate + 1.618%), due 9/18/34 (a)(b)	585,000	588,909
Banco Santander SA
5.294%, due 8/18/27	600,000	603,713
6.35%, due 3/14/34	600,000	608,311
Bank of America Corp. (f)
2.496%, due 2/13/31	650,000	571,537
2.572%, due 10/20/32	510,000	430,323
2.687%, due 4/22/32	465,000	399,710
3.384%, due 4/2/26	465,000	463,199
Series MM
4.30%, due 1/28/25 (g)	236,000	234,657
Barclays plc (b)(g)
4.375% (5 Year Treasury Constant Maturity Rate + 3.41%), due 3/15/28	835,000	750,945
8.00% (5 Year Treasury Constant Maturity Rate + 5.431%), due 3/15/29	260,000	268,989
BNP Paribas SA (a)
3.052%, due 1/13/31 (f)	565,000	504,051
4.625% (5 Year Treasury Constant Maturity Rate + 3.196%), due 1/12/27 (b)(g)	625,000	587,093
BPCE SA
2.045%, due 10/19/27 (a)(f)	530,000	501,424
Citigroup, Inc.
5.411% (5 Year Treasury Constant Maturity Rate + 1.73%), due 9/19/39 (b)	425,000	404,736
	Principal Amount	Value

Banks (continued)
Citigroup, Inc. (continued)
6.625%, due 6/15/32	$ 190,000	$ 202,986
Citizens Financial Group, Inc.
2.638%, due 9/30/32	540,000	433,957
Comerica, Inc.
5.982%, due 1/30/30 (f)	555,000	561,221
Credit Agricole SA
4.75% (5 Year Treasury Constant Maturity Rate + 3.237%), due 3/23/29 (a)(b)(g)	590,000	528,775
Deutsche Bank AG
3.035%, due 5/28/32 (f)	255,000	218,557
5.703% (SOFR + 1.219%), due 11/16/27 (b)	820,000	822,966
First Horizon Bank
5.75%, due 5/1/30	815,000	811,033
First Horizon Corp.
4.00%, due 5/26/25	775,000	771,379
Goldman Sachs Group, Inc. (The)
1.992%, due 1/27/32 (f)	480,000	396,124
6.75%, due 10/1/37	159,000	170,219
Huntington Bancshares, Inc.
5.709%, due 2/2/35 (f)	555,000	553,922
Intesa Sanpaolo SpA
7.00%, due 11/21/25 (a)	200,000	203,380
KeyBank NA
4.90%, due 8/8/32	445,000	421,709
KeyCorp
6.401%, due 3/6/35 (f)	270,000	281,019
Lloyds Banking Group plc
4.582%, due 12/10/25	508,000	505,598
4.65%, due 3/24/26	1,075,000	1,068,667
4.976% (1 Year Treasury Constant Maturity Rate + 2.30%), due 8/11/33 (b)	365,000	350,692
M&T Bank Corp.
5.385%, due 1/16/36 (f)	190,000	184,069
Morgan Stanley (f)
2.484%, due 9/16/36	885,000	719,800
2.511%, due 10/20/32	645,000	540,450
NatWest Group plc
5.778% (1 Year Treasury Constant Maturity Rate + 1.50%), due 3/1/35 (b)	355,000	357,165
Nordea Bank Abp
6.30% (5 Year Treasury Constant Maturity Rate + 2.66%), due 9/25/31 (a)(b)(g)	155,000	148,089
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
5

Portfolio of Investments December 31, 2024†^ (continued)
	Principal Amount	Value
Corporate Bonds (continued)
Banks (continued)
Santander Holdings USA, Inc.
6.499%, due 3/9/29 (f)	$ 340,000	$ 349,359
Societe Generale SA (a)(b)(g)
4.75% (5 Year Treasury Constant Maturity Rate + 3.931%), due 5/26/26	395,000	374,971
5.375% (5 Year Treasury Constant Maturity Rate + 4.514%), due 11/18/30	810,000	688,137
Truist Financial Corp.
5.153%, due 8/5/32 (f)	540,000	533,684
UBS Group AG (a)
3.091%, due 5/14/32 (f)	500,000	434,891
4.375% (5 Year Treasury Constant Maturity Rate + 3.313%), due 2/10/31 (b)(g)	1,005,000	861,908
4.751% (1 Year Treasury Constant Maturity Rate + 1.75%), due 5/12/28 (b)	160,000	159,000
Wells Fargo & Co. (f)
3.35%, due 3/2/33	390,000	341,892
5.499%, due 1/23/35	610,000	607,408
Westpac Banking Corp.
3.02% (5 Year Treasury Constant Maturity Rate + 1.53%), due 11/18/36 (b)	533,000	450,933
		21,971,557
Biotechnology 0.0% ‡
Amgen, Inc.
5.75%, due 3/2/63	250,000	239,764
Chemicals 0.5%
Braskem Netherlands Finance BV
4.50%, due 1/10/28 (a)	745,000	681,416
Celanese US Holdings LLC
6.95%, due 11/15/33 (h)	450,000	466,999
Huntsman International LLC
4.50%, due 5/1/29	731,000	696,953
Sasol Financing USA LLC
8.75%, due 5/3/29 (a)	650,000	658,182
		2,503,550
Commercial Services 0.1%
Ashtead Capital, Inc.
4.00%, due 5/1/28 (a)	380,000	364,993
	Principal Amount	Value

Computers 0.3%
Dell International LLC
3.375%, due 12/15/41	$ 885,000	$ 651,118
8.10%, due 7/15/36	527,000	624,664
		1,275,782
Diversified Financial Services 1.5%
AerCap Ireland Capital DAC
2.45%, due 10/29/26	665,000	636,600
Air Lease Corp.
2.30%, due 2/1/25	820,000	817,984
Ally Financial, Inc.
6.992%, due 6/13/29 (f)	265,000	276,072
8.00%, due 11/1/31	640,000	707,602
Aviation Capital Group LLC
1.95%, due 1/30/26 (a)	520,000	503,483
Avolon Holdings Funding Ltd. (a)
2.125%, due 2/21/26	645,000	623,824
2.875%, due 2/15/25	1,040,000	1,036,585
Banco BTG Pactual SA
2.75%, due 1/11/26 (a)	505,000	486,662
Capital One Financial Corp. (f)
6.051%, due 2/1/35	205,000	208,291
6.312%, due 6/8/29	515,000	531,788
Jefferies Financial Group, Inc.
6.20%, due 4/14/34	245,000	252,489
Nomura Holdings, Inc.
5.099%, due 7/3/25	770,000	770,327
OneMain Finance Corp.
3.50%, due 1/15/27	375,000	357,705
7.50%, due 5/15/31	415,000	425,927
		7,635,339
Electric 1.3%
AEP Texas, Inc.
4.70%, due 5/15/32	475,000	454,467
Alabama Power Co.
3.00%, due 3/15/52	335,000	215,034
Arizona Public Service Co.
2.20%, due 12/15/31	750,000	614,345
Calpine Corp.
5.125%, due 3/15/28 (a)	290,000	281,241
Duke Energy Ohio, Inc.
4.30%, due 2/1/49	565,000	453,793
Duquesne Light Holdings, Inc.
3.616%, due 8/1/27 (a)	865,000	833,387
EnfraGen Energia Sur SA
5.375%, due 12/30/30 (a)	425,000	362,354
Eversource Energy
5.95%, due 7/15/34	355,000	363,682

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
6	NYLI VP Income Builder Portfolio

	Principal Amount	Value
Corporate Bonds (continued)
Electric (continued)
Jersey Central Power & Light Co.
2.75%, due 3/1/32 (a)	$ 700,000	$ 594,508
Nevada Power Co.
Series GG
5.90%, due 5/1/53	230,000	230,705
NextEra Energy Operating Partners LP
4.50%, due 9/15/27 (a)(i)	650,000	619,994
Ohio Power Co.
Series R
2.90%, due 10/1/51	420,000	252,421
Public Service Co. of Oklahoma
5.25%, due 1/15/33	200,000	196,841
Southern California Edison Co.
4.00%, due 4/1/47	520,000	400,296
5.70%, due 3/1/53	165,000	160,479
Virginia Electric and Power Co.
2.95%, due 11/15/51	435,000	270,845
5.45%, due 4/1/53	225,000	214,083
Vistra Operations Co. LLC
6.875%, due 4/15/32 (a)	300,000	307,175
		6,825,650
Engineering & Construction 0.0% ‡
Great Lakes Dredge & Dock Corp.
5.25%, due 6/1/29 (a)	215,000	199,426
Entertainment 0.0% ‡
Warnermedia Holdings, Inc.
4.279%, due 3/15/32	200,000	176,241
Food 0.3%
JBS USA Holding LUX SARL
5.75%, due 4/1/33 (i)	589,000	586,301
Minerva Luxembourg SA
8.875%, due 9/13/33 (a)	630,000	653,650
Smithfield Foods, Inc.
4.25%, due 2/1/27 (a)	500,000	488,962
		1,728,913
Forest Products & Paper 0.1%
Suzano Austria GmbH
3.75%, due 1/15/31	625,000	551,590
Gas 0.3%
Brooklyn Union Gas Co. (The)
6.388%, due 9/15/33 (a)	425,000	443,842
	Principal Amount	Value

Gas (continued)
National Fuel Gas Co.
2.95%, due 3/1/31	$ 450,000	$ 387,422
Southern California Gas Co.
Series VV
4.30%, due 1/15/49	325,000	263,692
Southern Co. Gas Capital Corp.
Series 21A
3.15%, due 9/30/51	830,000	535,971
		1,630,927
Healthcare-Services 0.1%
Prime Healthcare Services, Inc.
9.375%, due 9/1/29 (a)	330,000	320,994
Insurance 0.1%
Athene Holding Ltd.
6.625% (5 Year Treasury Constant Maturity Rate + 2.607%), due 10/15/54 (b)	110,000	109,384
Peachtree Corners Funding Trust
3.976%, due 2/15/25 (a)	425,000	424,097
		533,481
Lodging 0.3%
Hilton Domestic Operating Co., Inc.
5.875%, due 4/1/29 (a)	550,000	549,040
Sands China Ltd.
5.125%, due 8/8/25 (h)	460,000	458,098
Studio City Finance Ltd.
5.00%, due 1/15/29 (a)	505,000	456,806
		1,463,944
Machinery—Construction & Mining 0.1%
Terex Corp.
6.25%, due 10/15/32 (a)	425,000	416,498
Mining 0.1%
Perenti Finance Pty. Ltd.
7.50%, due 4/26/29 (a)	365,000	378,388
Miscellaneous—Manufacturing 0.1%
Textron Financial Corp.
6.52% (3 Month SOFR + 1.997%), due 2/15/42 (a)(b)	565,000	504,800
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
7

Portfolio of Investments December 31, 2024†^ (continued)
	Principal Amount	Value
Corporate Bonds (continued)
Oil & Gas 0.0% ‡
Gazprom PJSC Via Gaz Capital SA
7.288%, due 8/16/37 (a)(j)	$ 325,000	$ 178,750
Packaging & Containers 0.1%
Berry Global, Inc.
4.875%, due 7/15/26 (a)	40,000	39,840
Owens-Brockway Glass Container, Inc.
6.625%, due 5/13/27 (a)	320,000	318,625
		358,465
Pharmaceuticals 0.2%
Teva Pharmaceutical Finance Netherlands III BV
3.15%, due 10/1/26	360,000	345,923
4.75%, due 5/9/27	545,000	531,823
		877,746
Pipelines 1.0%
Cheniere Corpus Christi Holdings LLC
2.742%, due 12/31/39	670,000	533,827
Columbia Pipelines Operating Co. LLC
6.544%, due 11/15/53 (a)	360,000	377,270
DT Midstream, Inc.
4.30%, due 4/15/32 (a)	500,000	456,293
Energy Transfer LP
5.35%, due 5/15/45	415,000	373,150
EnLink Midstream LLC
5.625%, due 1/15/28 (a)	260,000	262,608
Flex Intermediate Holdco LLC
3.363%, due 6/30/31 (a)	865,000	738,672
MPLX LP
2.65%, due 8/15/30	730,000	638,771
Targa Resources Corp.
4.20%, due 2/1/33	335,000	304,185
Transcontinental Gas Pipe Line Co. LLC
4.60%, due 3/15/48	840,000	697,850
Venture Global LNG, Inc.
7.00%, due 1/15/30 (a)(i)	276,000	280,134
Western Midstream Operating LP
5.25%, due 2/1/50 (h)	630,000	536,589
		5,199,349
Real Estate Investment Trusts 0.2%
GLP Capital LP
4.00%, due 1/15/30	810,000	754,418
	Principal Amount	Value

Real Estate Investment Trusts (continued)
Starwood Property Trust, Inc.
4.375%, due 1/15/27 (a)	$ 415,000	$ 401,239
		1,155,657
Retail 0.1%
AutoNation, Inc.
4.75%, due 6/1/30	308,000	297,364
Telecommunications 0.1%
AT&T, Inc.
3.50%, due 9/15/53	680,000	457,872
Transportation 0.0% ‡
Genesee & Wyoming, Inc.
6.25%, due 4/15/32 (a)	245,000	246,477
Water 0.0% ‡
Aegea Finance SARL
9.00%, due 1/20/31 (a)	210,000	214,262
Total Corporate Bonds (Cost $68,910,962)		64,183,236
Foreign Government Bonds 1.7%
Argentina 0.1%
Argentina Government Bond
4.125%, due 7/9/35 (h)	800,000	530,525
Chile 0.1%
Empresa Nacional del Petroleo
3.45%, due 9/16/31 (a)	320,000	274,080
Colombia 0.1%
Colombia Government Bond
3.25%, due 4/22/32	725,000	554,987
Dominican Republic 0.1%
Dominican Republic Government Bond
4.875%, due 9/23/32 (a)	620,000	553,040
Egypt 0.1%
Egypt Government Bond
7.625%, due 5/29/32 (a)	520,000	456,820

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
8	NYLI VP Income Builder Portfolio

	Principal Amount	Value
Foreign Government Bonds (continued)
Israel 0.1%
Israel Government Bond
5.75%, due 3/12/54	$ 485,000	$ 443,503
Paraguay 0.1%
Paraguay Government Bond
6.10%, due 8/11/44 (a)	685,000	645,955
United Kingdom 1.0%
United Kingdom Gilt
4.125%, due 7/22/29	GBP 4,030,000	4,996,779
Total Foreign Government Bonds (Cost $8,823,481)		8,455,689
Loan Assignments 0.1%
Diversified/Conglomerate Service 0.0% ‡
TruGreen LP
First Lien Term Loan B
8.457% (1 Month SOFR + 4.00%), due 11/2/27 (b)	USD $ 308,901	300,149
Finance 0.1%
Arches Buyer, Inc.
First Lien New Term Loan
7.707% (1 Month SOFR + 3.25%), due 12/6/27 (b)	400,000	390,250
Total Loan Assignments (Cost $692,637)		690,399
Mortgage-Backed Securities 13.7%
Agency (Collateralized Mortgage Obligations) 5.2%
FHLMC
REMIC, Series 5326, Class QO
(zero coupon), due 9/25/50	754,458	493,204
REMIC, Series 5021, Class SA
(zero coupon) (SOFR 30A + 3.55%), due 10/25/50 (b)(d)	1,158,241	21,879
REMIC, Series 5092, Class SH
(zero coupon) (SOFR 30A + 2.45%), due 2/25/51 (b)(d)	678,989	1,300
REMIC, Series 5187, Class SA
(zero coupon) (SOFR 30A + 1.80%), due 1/25/52 (b)(d)	853,856	169
	Principal Amount	Value

Agency (Collateralized Mortgage Obligations) (continued)
FHLMC (continued)
REMIC, Series 5200, Class SA
(zero coupon) (SOFR 30A + 3.50%), due 2/25/52 (b)(d)	$ 164,211	$ 2,577
REMIC, Series 5351, Class DO
(zero coupon), due 9/25/53	414,377	334,233
REMIC, Series 5351, Class EO
(zero coupon), due 10/25/53	814,537	664,826
REMIC, Series 5315, Class OQ
(zero coupon), due 1/25/55	344,222	282,375
REMIC, Series 5092, Class XA
1.00%, due 1/15/41	387,242	324,417
REMIC, Series 4993, Class KS
1.367% (SOFR 30A + 5.936%), due 7/25/50 (b)(d)	1,424,525	176,809
REMIC, Series 4994, Class TS
1.417% (SOFR 30A + 5.986%), due 7/25/50 (b)(d)	742,542	76,072
REMIC, Series 4831, Class SA
1.488% (SOFR 30A + 6.086%), due 10/15/48 (b)(d)	661,149	84,207
REMIC, Series 5070, Class PI
3.00%, due 8/25/50 (d)	781,931	137,612
REMIC, Series 5011, Class MI
3.00%, due 9/25/50 (d)	725,580	118,663
REMIC, Series 5023, Class LI
3.00%, due 10/25/50 (d)	510,916	85,616
REMIC, Series 5094, Class IP
3.00%, due 4/25/51 (d)	578,620	93,922
REMIC, Series 5160
3.00%, due 10/25/51 (d)	609,367	66,493
REMIC, Series 4710, Class WZ
3.50%, due 8/15/47	523,313	466,253
REMIC, Series 4725, Class WZ
3.50%, due 11/15/47	931,354	825,779
REMIC, Series 5040
3.50%, due 11/25/50 (d)	424,723	80,592
FHLMC, Strips
Series 272
(zero coupon), due 8/15/42	487,337	363,059
Series 311
(zero coupon), due 8/15/43	257,605	181,986
Series 402
(zero coupon), due 9/25/53	477,524	389,309
Series 311, Class S1
1.238% (SOFR 30A + 5.836%), due 8/15/43 (b)(d)	1,412,028	124,660
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
9

Portfolio of Investments December 31, 2024†^ (continued)
	Principal Amount	Value
Mortgage-Backed Securities (continued)
Agency (Collateralized Mortgage Obligations) (continued)
FNMA
REMIC, Series 2022-5, Class SN
(zero coupon) (SOFR 30A + 1.80%), due 2/25/52 (b)(d)	$ 540,306	$ 31
REMIC, Series 2022-3, Class YS
(zero coupon) (SOFR 30A + 2.55%), due 2/25/52 (b)(d)	3,553,187	8,588
REMIC, Series 2023-70, Class AO
(zero coupon), due 3/25/53	395,535	309,718
REMIC, Series 2023-24, Class OQ
(zero coupon), due 7/25/54	453,253	375,618
REMIC, Series 2022-10, Class SA
1.181% (SOFR 30A + 5.75%), due 2/25/52 (b)(d)	790,848	99,211
REMIC, Series 2021-40, Class SI
1.267% (SOFR 30A + 5.836%), due 9/25/47 (b)(d)	859,958	70,983
REMIC, Series 2016-57, Class SN
1.367% (SOFR 30A + 5.936%), due 6/25/46 (b)(d)	707,862	65,846
REMIC, Series 2020-70, Class SD
1.567% (SOFR 30A + 6.136%), due 10/25/50 (b)(d)	970,430	135,698
REMIC, Series 2021-3, Class TI
2.50%, due 2/25/51 (d)	1,354,428	220,765
REMIC, Series 2021-12, Class JI
2.50%, due 3/25/51 (d)	517,071	79,436
REMIC, Series 2021-10, Class LI
2.50%, due 3/25/51 (d)	351,362	47,910
REMIC, Series 2021-34, Class MI
2.50%, due 3/25/51 (d)	1,471,982	193,100
REMIC, Series 2021-54, Class HI
2.50%, due 6/25/51 (d)	226,253	28,462
REMIC, Series 2021-53, Class GI
3.00%, due 7/25/48 (d)	1,929,092	276,125
REMIC, Series 2021-85, Class BI
3.00%, due 12/25/51 (d)	1,335,954	224,534
REMIC, Series 2021-8, Class ID
3.50%, due 3/25/51 (d)	921,247	206,930
FNMA, Strips (d)
Series 426, Class C32
1.50%, due 2/25/52	2,146,372	204,966
Series 429, Class C5
3.00%, due 10/25/52	1,973,410	333,080
Series 440, Class C46
4.00%, due 10/25/53	1,826,839	402,400
	Principal Amount	Value

Agency (Collateralized Mortgage Obligations) (continued)
GNMA
REMIC, Series 2019-136, Class YS
(zero coupon) (1 Month SOFR + 2.716%), due 11/20/49 (b)(d)	$ 396,131	$ 1,454
REMIC, Series 2020-1, Class YS
(zero coupon) (1 Month SOFR + 2.716%), due 1/20/50 (b)(d)	1,332,204	7,443
REMIC, Series 2021-16, Class AS
(zero coupon) (1 Month SOFR + 2.636%), due 1/20/51 (b)(d)	2,204,644	8,641
REMIC, Series 2023-101, Class KO
(zero coupon), due 1/20/51	1,067,734	708,022
REMIC, Series 2021-29, Class AS
(zero coupon) (SOFR 30A + 2.70%), due 2/20/51 (b)(d)	2,133,465	12,980
REMIC, Series 2021-46, Class BS
(zero coupon) (1 Month SOFR + 2.686%), due 3/20/51 (b)(d)	2,037,539	7,670
REMIC, Series 2021-64, Class GS
(zero coupon) (SOFR 30A + 1.65%), due 4/20/51 (b)(d)	345,574	35
REMIC, Series 2021-64, Class SG
(zero coupon) (SOFR 30A + 1.60%), due 4/20/51 (b)(d)	777,542	65
REMIC, Series 2021-77, Class SN
(zero coupon) (1 Month SOFR + 2.486%), due 5/20/51 (b)(d)	2,942,822	6,922
REMIC, Series 2021-97, Class SA
(zero coupon) (SOFR 30A + 2.60%), due 6/20/51 (b)(d)	2,409,410	15,975
REMIC, Series 2021-136, Class SB
(zero coupon) (SOFR 30A + 3.20%), due 8/20/51 (b)(d)	6,780,327	43,876
REMIC, Series 2021-158, Class SB
(zero coupon) (SOFR 30A + 3.70%), due 9/20/51 (b)(d)	1,426,419	34,210
REMIC, Series 2021-205, Class DS
(zero coupon) (SOFR 30A + 3.20%), due 11/20/51 (b)(d)	2,918,702	36,594
REMIC, Series 2021-226, Class SA
(zero coupon) (SOFR 30A + 1.70%), due 12/20/51 (b)(d)	1,520,858	3,138
REMIC, Series 2022-19, Class SG
(zero coupon) (SOFR 30A + 2.45%), due 1/20/52 (b)(d)	2,208,852	6,120
REMIC, Series 2022-24, Class SC
(zero coupon) (SOFR 30A + 2.37%), due 2/20/52 (b)(d)	11,315,053	19,267

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
10	NYLI VP Income Builder Portfolio

	Principal Amount	Value
Mortgage-Backed Securities (continued)
Agency (Collateralized Mortgage Obligations) (continued)
GNMA (continued)
REMIC, Series 2022-78, Class S
(zero coupon) (SOFR 30A + 3.70%), due 4/20/52 (b)(d)	$ 1,140,829	$ 14,090
REMIC, Series 2022-87, Class SA
(zero coupon) (SOFR 30A + 3.30%), due 5/20/52 (b)(d)	2,317,440	13,872
REMIC, Series 2022-107, Class SA
(zero coupon) (SOFR 30A + 3.47%), due 6/20/52 (b)(d)	5,845,092	70,302
REMIC, Series 2022-101, Class SB
(zero coupon) (SOFR 30A + 3.30%), due 6/20/52 (b)(d)	1,161,289	6,951
REMIC, Series 2023-66, Class OQ
(zero coupon), due 7/20/52	625,987	492,565
REMIC, Series 2023-53
(zero coupon), due 4/20/53	247,999	189,279
REMIC, Series 2023-114, Class MO
(zero coupon), due 8/20/53	259,834	215,103
REMIC, Series 2023-80, Class SA
0.645% (SOFR 30A + 5.25%), due 6/20/53 (b)(d)	2,477,398	74,714
REMIC, Series 2019-115, Class SA
1.565% (1 Month SOFR + 5.936%), due 9/20/49 (b)(d)	1,006,755	107,230
REMIC, Series 2020-34, Class SC
1.565% (1 Month SOFR + 5.936%), due 3/20/50 (b)(d)	941,189	103,433
REMIC, Series 2023-47, Class KS
1.615% (1 Month SOFR + 5.986%), due 4/20/48 (b)(d)	2,676,726	263,977
REMIC, Series 2020-146, Class SA
1.815% (1 Month SOFR + 6.186%), due 10/20/50 (b)(d)	895,351	110,992
REMIC, Series 2020-175, Class CS
1.815% (1 Month SOFR + 6.186%), due 11/20/50 (b)(d)	948,689	111,520
REMIC, Series 2021-179, Class SA
1.815% (1 Month SOFR + 6.186%), due 11/20/50 (b)(d)	1,321,383	162,589
REMIC, Series 2020-167, Class SN
1.815% (1 Month SOFR + 6.186%), due 11/20/50 (b)(d)	454,172	58,179
REMIC, Series 2020-189, Class SU
1.815% (1 Month SOFR + 6.186%), due 12/20/50 (b)(d)	599,723	78,797
	Principal Amount	Value

Agency (Collateralized Mortgage Obligations) (continued)
GNMA (continued)
REMIC, Series 2021-46, Class QS
1.815% (1 Month SOFR + 6.186%), due 3/20/51 (b)(d)	$ 531,600	$ 68,368
REMIC, Series 2021-57, Class SA
1.815% (1 Month SOFR + 6.186%), due 3/20/51 (b)(d)	2,023,352	239,632
REMIC, Series 2021-57, Class SD
1.815% (1 Month SOFR + 6.186%), due 3/20/51 (b)(d)	3,423,498	405,003
REMIC, Series 2021-46, Class TS
1.815% (1 Month SOFR + 6.186%), due 3/20/51 (b)(d)	648,880	83,966
REMIC, Series 2021-96, Class SN
1.815% (1 Month SOFR + 6.186%), due 6/20/51 (b)(d)	1,149,317	129,823
REMIC, Series 2021-122, Class HS
1.815% (1 Month SOFR + 6.186%), due 7/20/51 (b)(d)	1,118,715	133,187
REMIC, Series 2022-137, Class S
1.815% (1 Month SOFR + 6.186%), due 7/20/51 (b)(d)	1,184,488	142,185
REMIC, Series 2021-135, Class GS
1.815% (1 Month SOFR + 6.186%), due 8/20/51 (b)(d)	1,792,067	225,856
REMIC, Series 2021-96, Class JS
1.865% (1 Month SOFR + 6.236%), due 6/20/51 (b)(d)	936,035	120,588
REMIC, Series 2023-60, Class ES
1.991% (SOFR 30A + 11.20%), due 4/20/53 (b)	543,137	496,129
REMIC, Series 2020-166, Class IC
2.00%, due 11/20/50 (d)	311,242	30,465
REMIC, Series 2020-188
2.00%, due 12/20/50 (d)	1,406,381	153,619
REMIC, Series 2021-30, Class HI
2.00%, due 2/20/51 (d)	1,989,833	196,546
REMIC, Series 2022-10, Class IC
2.00%, due 11/20/51 (d)	991,290	113,096
REMIC, Series 2023-86, Class SE
2.045% (SOFR 30A + 6.65%), due 9/20/50 (b)(d)	794,607	111,192
REMIC, Series 2022-1, Class IA
2.50%, due 6/20/50 (d)	235,717	30,280
REMIC, Series 2020-188, Class DI
2.50%, due 12/20/50 (d)	1,962,503	261,249
REMIC, Series 2021-1, Class PI
2.50%, due 12/20/50 (d)	543,324	67,175
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
11

Portfolio of Investments December 31, 2024†^ (continued)
	Principal Amount	Value
Mortgage-Backed Securities (continued)
Agency (Collateralized Mortgage Obligations) (continued)
GNMA (continued)
REMIC, Series 2021-83, Class FM
2.50% (SOFR 30A + 0.51%), due 5/20/51 (b)	$ 913,575	$ 747,072
REMIC, Series 2021-188
2.50%, due 10/20/51 (d)	1,585,531	253,770
REMIC, Series 2021-1, Class IT
3.00%, due 1/20/51 (d)	1,236,648	202,742
REMIC, Series 2021-44, Class IQ
3.00%, due 3/20/51 (d)	1,285,299	203,219
REMIC, Series 2021-74, Class HI
3.00%, due 4/20/51 (d)	163,445	25,212
REMIC, Series 2021-67, Class PI
3.00%, due 4/20/51 (d)	744,137	124,312
REMIC, Series 2021-97, Class FA
3.00% (SOFR 30A + 0.40%), due 6/20/51 (b)	1,203,463	1,021,671
REMIC, Series 2021-98, Class IN
3.00%, due 6/20/51 (d)	596,368	105,558
REMIC, Series 2022-207
3.00%, due 8/20/51 (d)	774,898	132,145
REMIC, Series 2021-139, Class IA
3.00%, due 8/20/51 (d)	1,900,426	300,071
REMIC, Series 2021-158, Class NI
3.00%, due 9/20/51 (d)	1,582,048	280,281
REMIC, Series 2021-177, Class IM
3.00%, due 10/20/51 (d)	1,342,977	206,081
REMIC, Series 2023-19, Class CI
3.00%, due 11/20/51 (d)	1,172,497	192,185
REMIC, Series 2023-66, Class MP
3.091% (SOFR 30A + 12.30%), due 5/20/53 (b)	628,552	566,390
REMIC, Series 2019-92, Class GF
3.50% (1 Month SOFR + 0.804%), due 7/20/49 (b)	242,982	213,656
REMIC, Series 2019-97, Class FG
3.50% (1 Month SOFR + 0.804%), due 8/20/49 (b)	626,352	551,726
REMIC, Series 2019-128, Class KF
3.50% (1 Month SOFR + 0.764%), due 10/20/49 (b)	254,392	224,781
REMIC, Series 2019-128, Class YF
3.50% (1 Month SOFR + 0.764%), due 10/20/49 (b)	259,995	229,229
REMIC, Series 2020-5, Class FA
3.50% (1 Month SOFR + 0.814%), due 1/20/50 (b)	701,875	617,644
	Principal Amount	Value

Agency (Collateralized Mortgage Obligations) (continued)
GNMA (continued)
REMIC, Series 2020-1, Class YF
3.50% (1 Month SOFR + 0.784%), due 1/20/50 (b)	$ 483,835	$ 421,276
REMIC, Series 2021-146, Class IN
3.50%, due 8/20/51 (d)	1,639,202	293,031
REMIC, Series 2023-1, Class HD
3.50%, due 1/20/52	464,468	410,305
REMIC, Series 2022-69, Class FA
4.50% (SOFR 30A + 0.75%), due 4/20/52 (b)	231,671	216,267
REMIC, Series 2023-38, Class WT
6.619%, due 12/20/51 (k)	281,557	291,244
REMIC, Series 2023-59, Class YC
6.974%, due 9/20/51 (k)	626,770	663,653
REMIC, Series 2023-55, Class CG
7.591%, due 7/20/51 (k)	471,580	517,194
REMIC, Series 2023-55, Class LB
7.808%, due 11/20/51 (k)	453,993	507,030
Multifamily Connecticut Avenue Securities Trust (a)(b)
Series 2019-01, Class B10
10.183% (SOFR 30A + 5.614%), due 10/25/49	545,000	553,530
Series 2023-01, Class M10
11.069% (SOFR 30A + 6.50%), due 11/25/53	880,000	987,576
Series 2020-01, Class CE
12.183% (SOFR 30A + 7.614%), due 3/25/50	720,000	735,636
		26,468,264
Commercial Mortgage Loans (Collateralized Mortgage Obligations) 3.6%
Alen Mortgage Trust
Series 2021-ACEN, Class A
5.662% (1 Month SOFR + 1.264%), due 4/15/34 (a)(b)	385,000	357,087
BAHA Trust
Series 2024-MAR, Class C
7.766%, due 12/10/41 (a)(e)	370,000	379,855
BANK
Series 2019-BN19, Class C
4.027%, due 8/15/61 (e)	685,000	543,954
Series 2017-BNK4, Class C
4.372%, due 5/15/50 (k)	520,000	441,980

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
12	NYLI VP Income Builder Portfolio

	Principal Amount	Value
Mortgage-Backed Securities (continued)
Commercial Mortgage Loans (Collateralized Mortgage Obligations) (continued)
Bank of America Merrill Lynch Commercial Mortgage Trust
Series 2016-UB10, Class D
3.00%, due 7/15/49 (a)	$ 740,000	$ 648,583
Bayview Commercial Asset Trust
Series 2006-4A, Class A1
4.798% (1 Month SOFR + 0.459%), due 12/25/36 (a)(b)	17,779	16,992
BBCMS Mortgage Trust (a)
Series 2022-C16, Class D
2.50%, due 6/15/55 (k)	575,000	349,220
Series 2018-TALL, Class C
5.716% (1 Month SOFR + 1.318%), due 3/15/37 (b)	665,000	575,364
Series 2018-TALL, Class D
6.044% (1 Month SOFR + 1.646%), due 3/15/37 (b)	485,000	415,277
Benchmark Mortgage Trust (e)
Series 2018-B6, Class D
3.089%, due 10/10/51 (a)	425,000	318,464
Series 2019-B15, Class C
3.715%, due 12/15/72	590,000	455,980
Series 2019-B14, Class C
3.763%, due 12/15/62	790,000	585,525
Series 2018-B1, Class C
4.204%, due 1/15/51	700,000	597,668
Series 2018-B3, Class C
4.553%, due 4/10/51	635,000	548,733
BMO Mortgage Trust
Series 2022-C1, Class 111A
3.269%, due 2/17/55 (a)(e)	505,000	432,116
BWAY Mortgage Trust
Series 2013-1515, Class B
3.473%, due 3/10/33 (a)	565,000	519,290
BX Commercial Mortgage Trust (a)(b)
Series 2022-CSMO, Class D
8.734% (1 Month SOFR + 4.337%), due 6/15/27	350,000	352,844
Series 2024-BRBK, Class D
10.352% (1 Month SOFR + 5.971%), due 10/15/41	490,000	490,942
CFCRE Commercial Mortgage Trust
Series 2016-C3, Class D
3.052%, due 1/10/48 (a)(e)	365,000	329,174
	Principal Amount	Value

Commercial Mortgage Loans (Collateralized Mortgage Obligations) (continued)
Citigroup Commercial Mortgage Trust
Series 2018-B2, Class D
3.146%, due 3/10/51 (a)(e)	$ 905,000	$ 660,959
Series 2016-C2, Class C
4.031%, due 8/10/49 (k)	365,000	336,787
Series 2014-GC25, Class B
4.345%, due 10/10/47 (k)	497,394	482,463
Commercial Mortgage Trust (e)
Series 2014-CR15, Class D
3.972%, due 2/10/47 (a)	420,000	380,290
Series 2014-CR17, Class C
4.779%, due 5/10/47	680,000	620,336
Series 2012-LC4, Class C
5.303%, due 12/10/44	380,000	338,204
CONE Trust
Series 2024-DFW1, Class E
8.286% (1 Month SOFR + 3.888%), due 8/15/41 (a)(b)	275,000	274,656
CSAIL Commercial Mortgage Trust
Series 2016-C6, Class D
4.917%, due 1/15/49 (a)(e)	675,000	544,459
DROP Mortgage Trust
Series 2021-FILE, Class A
5.661% (1 Month SOFR + 1.264%), due 10/15/43 (a)(b)	430,000	407,963
GNMA
REMIC, Series 2023-194, Class CI
0.834%, due 10/16/65 (d)(e)	2,181,196	145,120
REMIC, Series 2023-159, Class CI
0.952%, due 7/16/65 (d)(k)	2,953,372	223,020
REMIC, Series 2020-168, Class IA
0.979%, due 12/16/62 (d)(e)	1,417,992	102,359
REMIC, Series 2021-47
0.992%, due 3/16/61 (d)(e)	3,299,405	223,200
REMIC, Series 2022-185, Class DI
1.023%, due 10/16/65 (d)(e)	1,266,247	91,796
REMIC, Series 2023-172
1.381%, due 2/16/66 (d)(e)	2,017,590	195,096
REMIC, Series 2024-29, Class B
2.50%, due 8/16/64 (k)	610,000	439,195
J.P. Morgan Chase Commercial Mortgage Securities Trust
Series 2021-1MEM, Class C
2.654%, due 10/9/42 (a)(e)	550,000	378,375
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
13

Portfolio of Investments December 31, 2024†^ (continued)
	Principal Amount	Value
Mortgage-Backed Securities (continued)
Commercial Mortgage Loans (Collateralized Mortgage Obligations) (continued)
JPMDB Commercial Mortgage Securities Trust
Series 2017-C7, Class D
3.00%, due 10/15/50 (a)	$ 540,000	$ 420,188
Morgan Stanley Capital I Trust (a)
Series 2018-H3, Class D
3.00%, due 7/15/51	560,000	462,162
Series 2014-150E, Class C
4.295%, due 9/9/32 (e)	385,000	253,398
ROCK Trust
Series 2024-CNTR, Class E
8.819%, due 11/13/41 (a)	750,000	775,451
TX Trust
Series 2024-HOU, Class E
8.784% (1 Month SOFR + 4.387%), due 6/15/39 (a)(b)	375,000	374,344
UBS Commercial Mortgage Trust
Series 2018-C10, Class D
3.00%, due 5/15/51 (a)	385,000	295,106
Series 2018-C9, Class C
4.946%, due 3/15/51 (e)	480,000	376,394
Wells Fargo Commercial Mortgage Trust
Series 2018-C43, Class D
3.00%, due 3/15/51 (a)	135,000	109,271
Series 2017-C39, Class D
4.361%, due 9/15/50 (a)(e)	285,000	231,723
Series 2022-ONL, Class E
4.928%, due 12/15/39 (a)(e)	535,000	443,657
Series 2016-NXS5, Class D
4.974%, due 1/15/59 (e)	260,000	213,250
WP Glimcher Mall Trust
Series 2015-WPG, Class C
3.516%, due 6/5/35 (a)(e)	600,000	522,120
		18,680,390
Whole Loan (Collateralized Mortgage Obligations) 4.9%
CIM Trust
Series 2021-J2, Class AS
0.21%, due 4/25/51 (a)(d)(k)	16,964,381	193,962
Connecticut Avenue Securities Trust (a)(b)
Series 2024-R03, Class 2M2
6.51% (SOFR 30A + 1.95%), due 3/25/44	295,000	298,114
	Principal Amount	Value

Whole Loan (Collateralized Mortgage Obligations) (continued)
Connecticut Avenue Securities Trust (a)(b) (continued)
Series 2020-SBT1, Class 1M2
8.333% (SOFR 30A + 3.764%), due 2/25/40	$ 355,000	$ 372,861
Series 2022-R01, Class 1B2
10.569% (SOFR 30A + 6.00%), due 12/25/41	940,000	989,660
Series 2020-SBT1, Class 1B1
11.433% (SOFR 30A + 6.864%), due 2/25/40	200,000	215,750
Series 2019-HRP1, Class B1
13.933% (SOFR 30A + 9.364%), due 11/25/39	1,110,000	1,230,084
Series 2022-R03, Class 1B2
14.419% (SOFR 30A + 9.85%), due 3/25/42	270,000	307,806
CSMC Trust
Series 2021-NQM2, Class A1
1.179%, due 2/25/66 (a)(k)	379,367	334,187
FHLMC STACR REMIC Trust (a)(b)
Series 2021-HQA1, Class B1
7.569% (SOFR 30A + 3.00%), due 8/25/33	990,000	1,092,380
Series 2020-DNA6, Class B1
7.569% (SOFR 30A + 3.00%), due 12/25/50	300,000	324,442
Series 2021-DNA5, Class B1
7.619% (SOFR 30A + 3.05%), due 1/25/34	1,115,000	1,196,736
Series 2021-HQA2, Class B1
7.719% (SOFR 30A + 3.15%), due 12/25/33	535,000	593,346
Series 2020-HQA5, Class B1
8.569% (SOFR 30A + 4.00%), due 11/25/50	1,080,000	1,219,040
Series 2021-DNA1, Class B2
9.319% (SOFR 30A + 4.75%), due 1/25/51	1,120,000	1,222,317
Series 2020-DNA2, Class B2
9.483% (SOFR 30A + 4.914%), due 2/25/50	850,000	907,083
Series 2021-HQA1, Class B2
9.569% (SOFR 30A + 5.00%), due 8/25/33	760,700	849,772
Series 2020-HQA1, Class B2
9.783% (SOFR 30A + 5.214%), due 1/25/50	955,000	1,045,148

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
14	NYLI VP Income Builder Portfolio

	Principal Amount	Value
Mortgage-Backed Securities (continued)
Whole Loan (Collateralized Mortgage Obligations) (continued)
FHLMC STACR REMIC Trust (a)(b) (continued)
Series 2022-HQA3, Class M2
9.919% (SOFR 30A + 5.35%), due 8/25/42	$ 880,000	$ 954,120
Series 2021-HQA2, Class B2
10.019% (SOFR 30A + 5.45%), due 12/25/33	615,000	703,983
Series 2021-DNA5, Class B2
10.069% (SOFR 30A + 5.50%), due 1/25/34	450,000	520,875
Series 2022-HQA2, Class M2
10.569% (SOFR 30A + 6.00%), due 7/25/42	750,000	827,402
Series 2021-HQA3, Class B2
10.819% (SOFR 30A + 6.25%), due 9/25/41	880,000	923,441
Series 2021-HQA4, Class B2
11.569% (SOFR 30A + 7.00%), due 12/25/41	340,000	362,884
Series 2022-HQA1, Class B1
11.569% (SOFR 30A + 7.00%), due 3/25/42	670,000	735,136
Series 2022-DNA1, Class B2
11.669% (SOFR 30A + 7.10%), due 1/25/42	655,000	699,935
FHLMC STACR Securitized Participation Interests Trust
Series 2018-SPI3, Class B
4.147%, due 8/25/48 (a)(k)	832,839	639,785
FHLMC STACR Trust (a)(b)
REMIC, Series 2019-FTR3, Class B2
9.483% (SOFR 30A + 4.914%), due 9/25/47	700,000	756,026
REMIC, Series 2019-FTR2, Class B2
12.083% (SOFR 30A + 7.514%), due 11/25/48	375,000	439,066
REMIC, Series 2019-HQA3, Class B2
12.183% (SOFR 30A + 7.614%), due 9/25/49	710,000	808,659
REMIC, Series 2019-FTR1, Class B2
13.033% (SOFR 30A + 8.464%), due 1/25/48	570,000	681,774
Flagstar Mortgage Trust
Series 2021-6INV, Class A18
2.50%, due 8/25/51 (a)(k)	379,724	301,361
	Principal Amount	Value

Whole Loan (Collateralized Mortgage Obligations) (continued)
Mill City Mortgage Loan Trust (a)(k)
Series 2018-4, Class B4
3.045%, due 4/25/66	$ 559,347	$ 339,094
Series 2018-3, Class B4
3.688%, due 8/25/58	349,255	207,637
RCKT Mortgage Trust
Series 2021-5, Class A1
2.50%, due 11/25/51 (a)(k)	1,051,912	841,406
Sequoia Mortgage Trust
Series 2021-4, Class A1
0.166%, due 6/25/51 (a)(d)(e)	13,761,234	123,674
STACR Trust (a)(b)
Series 2018-HRP2, Class B2
15.183% (SOFR 30A + 10.614%), due 2/25/47	830,000	1,014,584
Series 2018-HRP1, Class B2
16.433% (SOFR 30A + 11.864%), due 5/25/43	629,262	768,689
Towd Point Mortgage Trust
Series 2017-4, Class B5
3.674%, due 6/25/57 (a)(k)	452,415	287,675
		25,329,894
Total Mortgage-Backed Securities (Cost $69,963,139)		70,478,548
U.S. Government & Federal Agencies 5.9%
Federal Home Loan Mortgage Corporation (Mortgage Pass-Through Securities) 1.3%
FHLMC Gold Pools, 30 Year
3.50%, due 1/1/48	462,614	415,749
UMBS Pool, 30 Year
3.00%, due 6/1/52	2,005,879	1,706,337
3.50%, due 7/1/50	431,575	386,502
4.00%, due 3/1/53	1,116,734	1,023,376
4.50%, due 10/1/52	181,057	170,644
4.50%, due 12/1/53	804,530	758,344
5.00%, due 3/1/54	382,398	369,203
5.50%, due 7/1/53	270,160	267,032
5.50%, due 3/1/54	626,096	619,922
6.00%, due 10/1/53	349,802	353,663
6.00%, due 10/1/53	511,963	518,018
6.00%, due 11/1/53	45,657	46,349
		6,635,139
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
15

Portfolio of Investments December 31, 2024†^ (continued)
	Principal Amount	Value
U.S. Government & Federal Agencies (continued)
Federal National Mortgage Association (Mortgage Pass-Through Securities) 3.1%
FNMA, Other
6.00%, due 4/1/37	$ 3,091	$ 3,137
UMBS, 30 Year
2.00%, due 10/1/50	2,264,109	1,772,619
2.00%, due 3/1/52	1,500,029	1,168,911
2.00%, due 3/1/52	653,782	509,990
2.50%, due 11/1/51	5,542,899	4,561,965
4.00%, due 8/1/48	205,520	190,482
4.00%, due 2/1/49	88,583	81,988
4.00%, due 6/1/52	302,726	277,343
4.00%, due 6/1/52	523,034	479,361
4.50%, due 1/1/54	1,386,653	1,305,749
5.00%, due 11/1/52	2,053,600	1,988,208
5.50%, due 2/1/53	170,008	167,938
5.50%, due 8/1/53	471,304	468,285
5.50%, due 4/1/54	629,699	623,332
5.50%, due 5/1/54	526,960	520,195
6.00%, due 9/1/53	483,067	489,162
6.00%, due 9/1/53	803,428	807,720
6.00%, due 11/1/53	47,765	48,473
6.50%, due 12/1/53	55,926	57,305
		15,522,163
Government National Mortgage Association (Mortgage Pass-Through Security) 0.4%
GNMA II, Single Family, 30 Year
3.00%, due 10/20/51	2,447,619	2,125,050
United States Treasury Bonds 1.0%
U.S. Treasury Bonds
4.50%, due 11/15/54	1,070,000	1,020,168
4.625%, due 11/15/44	4,285,000	4,154,778
		5,174,946
United States Treasury Note 0.1%
U.S. Treasury Notes
4.125%, due 10/31/31	560,000	548,134
Total U.S. Government & Federal Agencies (Cost $30,574,232)		30,005,432
Total Long-Term Bonds (Cost $198,036,137)		192,710,423

	Shares	Value

Common Stocks 58.9%
Aerospace & Defense 1.8%
BAE Systems plc (United Kingdom)	168,285	$ 2,419,614
General Dynamics Corp.	6,375	1,679,749
Lockheed Martin Corp.	4,933	2,397,142
RTX Corp.	22,734	2,630,778
		9,127,283
Air Freight & Logistics 0.8%
Deutsche Post AG (Germany)	58,463	2,058,075
United Parcel Service, Inc., Class B	17,709	2,233,105
		4,291,180
Automobile Components 0.7%
Cie Generale des Etablissements Michelin SCA (France)	45,026	1,483,158
NHK Spring Co. Ltd. (Japan)	154,800	1,944,594
		3,427,752
Automobiles 0.4%
Toyota Motor Corp. (Japan)	95,500	1,882,521
Banks 4.5%
Bank of America Corp.	83,858	3,685,559
BAWAG Group AG (Austria) (a)	20,569	1,728,067
Columbia Banking System, Inc.	62,686	1,693,149
JPMorgan Chase & Co.	15,346	3,678,590
Lloyds Banking Group plc (United Kingdom)	2,458,683	1,686,142
PNC Financial Services Group, Inc. (The)	14,818	2,857,651
Regions Financial Corp.	78,499	1,846,296
Royal Bank of Canada (Canada)	14,661	1,767,745
Truist Financial Corp.	43,023	1,866,338
U.S. Bancorp	43,722	2,091,223
		22,900,760
Beverages 1.7%
Coca-Cola Co. (The)	36,710	2,285,565
Coca-Cola Europacific Partners plc (United Kingdom)	64,278	4,937,193
PepsiCo, Inc.	10,682	1,624,305
		8,847,063
Biotechnology 1.0%
AbbVie, Inc.	27,691	4,920,691
Capital Markets 1.3%
BlackRock, Inc.	1,864	1,910,805
Lazard, Inc.	57,410	2,955,467

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
16	NYLI VP Income Builder Portfolio

	Shares	Value
Common Stocks (continued)
Capital Markets (continued)
Schroders plc (United Kingdom)	429,872	$ 1,741,475
		6,607,747
Chemicals 1.6%
Dow, Inc.	41,655	1,671,615
Linde plc	7,095	2,970,463
LyondellBasell Industries NV, Class A	22,847	1,696,847
Nutrien Ltd. (Canada) (i)	44,485	1,990,704
		8,329,629
Commercial Services & Supplies 0.0% ‡
Quad/Graphics, Inc.	6	42
Communications Equipment 1.2%
Cisco Systems, Inc.	101,292	5,996,486
Construction & Engineering 0.3%
Vinci SA (France)	15,566	1,608,212
Consumer Staples Distribution & Retail 0.9%
Walmart, Inc.	51,824	4,682,298
Diversified Telecommunication Services 2.3%
AT&T, Inc.	102,977	2,344,786
Deutsche Telekom AG (Registered) (Germany)	148,820	4,453,762
Orange SA (France)	165,634	1,651,895
TELUS Corp. (Canada)	122,464	1,660,457
Verizon Communications, Inc.	39,304	1,571,767
		11,682,667
Electric Utilities 2.5%
American Electric Power Co., Inc.	26,959	2,486,429
Duke Energy Corp.	17,257	1,859,269
Entergy Corp.	44,819	3,398,177
NextEra Energy, Inc.	49,806	3,570,592
Pinnacle West Capital Corp.	20,537	1,740,921
		13,055,388
Electrical Equipment 1.0%
Eaton Corp. plc	7,013	2,327,404
Emerson Electric Co.	22,869	2,834,155
		5,161,559
Food Products 0.9%
Mondelez International, Inc., Class A	48,555	2,900,190
	Shares	Value

Food Products (continued)
Nestle SA (Registered)	20,409	$ 1,673,530
		4,573,720
Gas Utilities 0.3%
Snam SpA (Italy)	374,966	1,658,620
Health Care Equipment & Supplies 0.5%
Medtronic plc	32,653	2,608,322
Health Care Providers & Services 0.6%
CVS Health Corp.	34,661	1,555,932
UnitedHealth Group, Inc.	3,360	1,699,690
		3,255,622
Hotels, Restaurants & Leisure 1.5%
McDonald's Corp.	8,961	2,597,704
Restaurant Brands International, Inc. (Canada)	50,950	3,320,921
Vail Resorts, Inc.	10,056	1,884,997
		7,803,622
Industrial Conglomerates 0.8%
Honeywell International, Inc.	8,511	1,922,550
Siemens AG (Registered) (Germany)	11,951	2,333,815
		4,256,365
Industrial REITs 0.3%
Segro plc (United Kingdom)	194,721	1,709,324
Insurance 3.4%
AIA Group Ltd. (Hong Kong)	230,200	1,668,707
Allianz SE (Registered) (Germany)	6,207	1,902,094
AXA SA (France)	60,053	2,134,906
Manulife Financial Corp. (Canada)	127,299	3,910,761
MetLife, Inc.	53,126	4,349,957
Muenchener Rueckversicherungs-Gesellschaft AG (Registered) (Germany)	3,875	1,949,156
Travelers Cos., Inc. (The)	7,301	1,758,738
		17,674,319
Interactive Media & Services 0.6%
Meta Platforms, Inc., Class A	5,130	3,003,666
IT Services 1.4%
International Business Machines Corp.	32,668	7,181,406
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
17

Portfolio of Investments December 31, 2024†^ (continued)
	Shares	Value
Common Stocks (continued)
Leisure Products 0.5%
Hasbro, Inc.	46,009	$ 2,572,363
Machinery 0.8%
Cummins, Inc.	11,984	4,177,622
Media 0.5%
Omnicom Group, Inc.	29,956	2,577,414
Multi-Utilities 1.1%
NiSource, Inc.	93,507	3,437,317
WEC Energy Group, Inc.	20,910	1,966,377
		5,403,694
Oil, Gas & Consumable Fuels 1.9%
Chevron Corp.	11,050	1,600,482
MPLX LP	48,023	2,298,381
TotalEnergies SE (France)	60,779	3,360,065
Williams Cos., Inc. (The)	47,845	2,589,371
		9,848,299
Personal Care Products 0.3%
Unilever plc (United Kingdom)	29,194	1,662,202
Pharmaceuticals 4.9%
Astellas Pharma, Inc. (Japan)	155,900	1,512,482
AstraZeneca plc, Sponsored ADR (United Kingdom)	44,823	2,936,803
Bristol-Myers Squibb Co.	38,356	2,169,415
Eli Lilly & Co.	3,093	2,387,796
GSK plc	94,973	1,600,944
Johnson & Johnson	12,167	1,759,591
Merck & Co., Inc.	23,622	2,349,917
Novartis AG (Registered) (Switzerland)	36,870	3,588,271
Pfizer, Inc.	65,126	1,727,793
Roche Holding AG	6,252	1,749,986
Sanofi SA (France)	35,419	3,439,205
		25,222,203
Professional Services 0.5%
Paychex, Inc.	18,209	2,553,266
Retail REITs 0.4%
Realty Income Corp.	33,591	1,794,095
	Shares	Value

Semiconductors & Semiconductor Equipment 5.0%
Analog Devices, Inc.	25,000	$ 5,311,500
Broadcom, Inc.	31,679	7,344,460
KLA Corp.	4,749	2,992,440
Taiwan Semiconductor Manufacturing Co. Ltd., Sponsored ADR (Taiwan)	29,317	5,789,814
Texas Instruments, Inc.	21,457	4,023,402
		25,461,616
Software 2.2%
Microsoft Corp.	16,934	7,137,681
Salesforce, Inc.	12,481	4,172,773
		11,310,454
Specialized REITs 1.3%
Iron Mountain, Inc.	37,350	3,925,858
VICI Properties, Inc.	91,999	2,687,291
		6,613,149
Specialty Retail 0.9%
Best Buy Co., Inc.	20,969	1,799,140
Home Depot, Inc. (The)	6,769	2,633,074
		4,432,214
Technology Hardware, Storage & Peripherals 3.5%
Apple, Inc.	14,921	3,736,517
Dell Technologies, Inc., Class C	30,333	3,495,575
Hewlett Packard Enterprise Co.	237,378	5,068,020
NetApp, Inc.	28,822	3,345,658
Samsung Electronics Co. Ltd., GDR (Republic of Korea)	2,631	2,394,210
		18,039,980
Tobacco 1.4%
Imperial Brands plc (United Kingdom)	93,930	3,002,097
Philip Morris International, Inc.	34,259	4,123,071
		7,125,168
Trading Companies & Distributors 0.5%
MSC Industrial Direct Co., Inc., Class A	33,071	2,470,073
Water Utilities 0.3%
Essential Utilities, Inc.	44,516	1,616,821
Wireless Telecommunication Services 0.6%
Rogers Communications, Inc., Class B (Canada) (i)	49,485	1,521,265

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
18	NYLI VP Income Builder Portfolio

	Shares	Value
Common Stocks (continued)
Wireless Telecommunication Services (continued)
SK Telecom Co. Ltd. (Republic of Korea)	44,679	$ 1,675,020
		3,196,285
Total Common Stocks (Cost $251,505,049)		302,323,182
Short-Term Investments 2.3%
Affiliated Investment Company 1.3%
NYLI U.S. Government Liquidity Fund, 4.309% (l)	6,743,642	6,743,642
Unaffiliated Investment Company 0.4%
Invesco Government & Agency Portfolio, 4.478% (l)(m)	2,211,133	2,211,133

	Principal Amount

U.S. Treasury Debt 0.6%
U.S. Treasury Bills (n)
4.24%, due 4/24/25	$ 2,100,000	2,072,840
4.33%, due 3/20/25	965,000	956,380
Total U.S. Treasury Debt (Cost $3,028,501)		3,029,220
Total Short-Term Investments (Cost $11,983,276)		11,983,995
Total Investments (Cost $461,524,462)	98.8%	507,017,600
Other Assets, Less Liabilities	1.2	5,990,561
Net Assets	100.0%	$ 513,008,161

†	Percentages indicated are based on Portfolio net assets.
^	Industry classifications may be different than those used for compliance monitoring purposes.
‡	Less than one-tenth of a percent.
(a)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(b)	Floating rate—Rate shown was the rate in effect as of December 31, 2024.
(c)	Delayed delivery security.
(d)	Collateralized Mortgage Obligation Interest Only Strip—Pays a fixed or variable rate of interest based on mortgage loans or mortgage pass-through securities. The principal amount of the underlying pool represents the notional amount on which the current interest was calculated. The value of these stripped securities may be particularly sensitive to changes in prevailing interest rates and are typically more sensitive to changes in prepayment rates than traditional mortgage-backed securities.
(e)	Collateral strip rate—A bond whose interest was based on the weighted net interest rate of the collateral. The coupon rate adjusts periodically based on a predetermined schedule. Rate shown was the rate in effect as of December 31, 2024.
(f)	Fixed to floating rate—Rate shown was the rate in effect as of December 31, 2024.
(g)	Security is perpetual and, thus, does not have a predetermined maturity date. The date shown, if applicable, reflects the next call date.
(h)	Step coupon—Rate shown was the rate in effect as of December 31, 2024.
(i)	All or a portion of this security was held on loan. As of December 31, 2024, the aggregate market value of securities on loan was $3,572,711; the total market value of collateral held by the Portfolio was $3,675,944. The market value of the collateral held included non-cash collateral in the form of U.S. Treasury securities with a value of $1,464,811. The Portfolio received cash collateral with a value of $2,211,133. (See Note 2(L))
(j)	Illiquid security—As of December 31, 2024, the total market value deemed illiquid under procedures approved by the Board of Trustees was $178,750, which represented less than one-tenth of a percent of the Portfolio’s net assets. (Unaudited)
(k)	Coupon rate may change based on changes of the underlying collateral or prepayments of principal. Rate shown was the rate in effect as of December 31, 2024.
(l)	Current yield as of December 31, 2024.
(m)	Represents a security purchased with cash collateral received for securities on loan.
(n)	Interest rate shown represents yield to maturity.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
19

Portfolio of Investments December 31, 2024†^ (continued)
Investments in Affiliates (in 000's)
Investments in issuers considered to be affiliate(s) of the Portfolio during the year ended December 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Investment Companies	Value, Beginning of Year	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Year	Dividend Income	Other Distributions	Shares End of Year
NYLI U.S. Government Liquidity Fund	$ 12,142	$ 154,455	$ (159,853)	$ —	$ —	$ 6,744	$ 405	$ —	6,744
Foreign Currency Forward Contracts
As of December 31, 2024, the Portfolio held the following foreign currency forward contracts1:
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	5,160,525	GBP	3,973,000	JPMorgan Chase Bank N.A.	2/3/25	$ 188,064
USD	5,978,237	GBP	4,601,000	JPMorgan Chase Bank N.A.	2/3/25	219,795
USD	753,402	JPY	114,247,000	JPMorgan Chase Bank N.A.	2/3/25	24,555
Total Unrealized Appreciation						432,414
AUD	9,875,000	USD	6,473,270	JPMorgan Chase Bank N.A.	2/3/25	(360,981)
EUR	3,515,853	USD	3,811,460	JPMorgan Chase Bank N.A.	2/3/25	(164,932)
Total Unrealized Depreciation						(525,913)
Net Unrealized Depreciation						$ (93,499)

1.	Foreign Currency Forward Contracts are subject to limitations such that they cannot be “sold or repurchased,” although the Portfolio would be able to exit the transaction through other means, such as through the execution of an offsetting transaction.
Futures Contracts
As of December 31, 2024, the Portfolio held the following futures contracts1:
Type	Number of Contracts	Expiration Date	Value at Trade Date	Current Notional Amount	Unrealized Appreciation (Depreciation)[2]
Long Contracts
E-Mini Consumer Discretionary Select Sector Index	26	March 2025	$ 6,265,195	$ 5,950,100	$ (315,095)
E-Mini Energy Select Sector Index	51	March 2025	4,793,090	4,616,520	(176,570)
E-Mini Financial Select Sector Index	33	March 2025	5,078,853	4,959,900	(118,953)
Russell 2000 E-Mini Index	128	March 2025	15,214,336	14,398,720	(815,616)
S&P 500 E-Mini Index	39	March 2025	11,958,083	11,574,713	(383,370)
S&P Midcap 400 E-Mini Index	57	March 2025	18,923,142	17,936,190	(986,952)
U.S. Treasury 5 Year Notes	283	March 2025	30,336,451	30,084,227	(252,224)
U.S. Treasury 10 Year Notes	17	March 2025	1,884,164	1,848,750	(35,414)
U.S. Treasury 10 Year Ultra Bonds	55	March 2025	6,210,425	6,122,188	(88,237)
U.S. Treasury Long Bonds	68	March 2025	7,999,256	7,741,375	(257,881)
U.S. Treasury Ultra Bonds	69	March 2025	8,637,545	8,204,531	(433,014)
XAB Material Index	50	March 2025	4,773,001	4,500,000	(273,001)
Yen Denominated Nikkei 225 Index	125	March 2025	15,632,689	15,646,350	13,661
Total Long Contracts					(4,122,666)
Short Contracts
Canada 5 Year Bonds	(63)	March 2025	(4,921,238)	(4,964,354)	(43,116)
E-Mini Consumer Staples Select Sector Index	(61)	March 2025	(5,084,286)	(4,885,490)	198,796
E-Mini Utilities Select Sector Index	(62)	March 2025	(4,879,913)	(4,771,520)	108,393
Euro STOXX 50 Index	(148)	March 2025	(7,630,834)	(7,482,856)	147,978
Euro-Bobl	(40)	March 2025	(4,945,780)	(4,883,411)	62,369
FTSE 100 Index	(71)	March 2025	(7,387,573)	(7,271,229)	116,344
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
20	NYLI VP Income Builder Portfolio

Type	Number of Contracts	Expiration Date	Value at Trade Date	Current Notional Amount	Unrealized Appreciation (Depreciation)[2]
U.S. Treasury 2 Year Notes	(44)	March 2025	$ (9,059,715)	$ (9,046,813)	$ 12,902
Total Short Contracts					603,666
Net Unrealized Depreciation					$ (3,519,000)

1.	As of December 31, 2024, cash in the amount of $6,824,264 was on deposit with a broker or futures commission merchant for futures transactions.
2.	Represents the difference between the value of the contracts at the time they were opened and the value as of December 31, 2024.
Abbreviation(s):
ADR—American Depositary Receipt
AUD—Australia Dollar
Bobl—Bundesobligation, the German word for federal government bond
CLO—Collateralized Loan Obligation
EUR—Euro
FHLMC—Federal Home Loan Mortgage Corp.
FNMA—Federal National Mortgage Association
FTSE—Financial Times Stock Exchange
GBP—British Pound Sterling
GDR—Global Depositary Receipt
GNMA—Government National Mortgage Association
IO—Interest Only
JPY—Japanese Yen
REIT—Real Estate Investment Trust
REMIC—Real Estate Mortgage Investment Conduit
SOFR—Secured Overnight Financing Rate
STACR—Structured Agency Credit Risk
UMBS—Uniform Mortgage Backed Securities
USD—United States Dollar
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
21

Portfolio of Investments December 31, 2024†^ (continued)
The following is a summary of the fair valuations according to the inputs used as of December 31, 2024, for valuing the Portfolio’s assets and liabilities:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Long-Term Bonds
Asset-Backed Securities	$ —	$ 18,897,119	$ —	$ 18,897,119
Corporate Bonds	—	64,183,236	—	64,183,236
Foreign Government Bonds	—	8,455,689	—	8,455,689
Loan Assignments	—	690,399	—	690,399
Mortgage-Backed Securities	—	70,478,548	—	70,478,548
U.S. Government & Federal Agencies	—	30,005,432	—	30,005,432
Total Long-Term Bonds	—	192,710,423	—	192,710,423
Common Stocks
Air Freight & Logistics	2,233,105	2,058,075	—	4,291,180
Automobile Components	1,483,158	1,944,594	—	3,427,752
Automobiles	—	1,882,521	—	1,882,521
Banks	21,172,693	1,728,067	—	22,900,760
Diversified Telecommunication Services	7,228,905	4,453,762	—	11,682,667
Food Products	2,900,190	1,673,530	—	4,573,720
Gas Utilities	—	1,658,620	—	1,658,620
Industrial Conglomerates	1,922,550	2,333,815	—	4,256,365
Insurance	13,823,069	3,851,250	—	17,674,319
Pharmaceuticals	18,371,464	6,850,739	—	25,222,203
Wireless Telecommunication Services	1,521,265	1,675,020	—	3,196,285
All Other Industries	201,556,790	—	—	201,556,790
Total Common Stocks	272,213,189	30,109,993	—	302,323,182
Short-Term Investments
Affiliated Investment Company	6,743,642	—	—	6,743,642
Unaffiliated Investment Company	2,211,133	—	—	2,211,133
U.S. Treasury Debt	—	3,029,220	—	3,029,220
Total Short-Term Investments	8,954,775	3,029,220	—	11,983,995
Total Investments in Securities	281,167,964	225,849,636	—	507,017,600
Other Financial Instruments (b)
Foreign Currency Forward Contracts	—	432,414	—	432,414
Futures Contracts	660,443	—	—	660,443
Total Other Financial Instruments	660,443	432,414	—	1,092,857
Total Investments in Securities and Other Financial Instruments	$ 281,828,407	$ 226,282,050	$ —	$ 508,110,457
Liability Valuation Inputs
Other Financial Instruments (b)
Foreign Currency Forward Contracts	$ —	$ (525,913)	$ —	$ (525,913)
Futures Contracts	(4,179,443)	—	—	(4,179,443)
Total Other Financial Instruments	$ (4,179,443)	$ (525,913)	$ —	$ (4,705,356)

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.
(b)	The value listed for these securities reflects unrealized appreciation (depreciation) as shown on the Portfolio of Investments.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
22	NYLI VP Income Builder Portfolio

Statement of Assets and Liabilities as of December 31, 2024
Assets
Investment in unaffiliated securities, at value (identified cost $454,780,820) including securities on loan of $3,572,711	$500,273,958
Investment in affiliated investment companies, at value (identified cost $6,743,642)	6,743,642
Cash	3,419
Cash denominated in foreign currencies (identified cost $357,521)	356,173
Cash collateral on deposit at broker for futures contracts	6,824,264
Receivables:
Dividends and interest	2,491,336
Portfolio shares sold	198,169
Securities lending	11,118
Unrealized appreciation on foreign currency forward contracts	432,414
Other assets	29,066
Total assets	517,363,559
Liabilities
Cash collateral received for securities on loan	2,211,133
Payables:
Investment securities purchased	1,035,023
Manager (See Note 3)	253,223
Variation margin on futures contracts	125,684
NYLIFE Distributors (See Note 3)	79,761
Portfolio shares redeemed	56,129
Professional fees	45,881
Custodian	21,150
Shareholder communication	574
Trustees	3
Accrued expenses	924
Unrealized depreciation on foreign currency forward contracts	525,913
Total liabilities	4,355,398
Net assets	$513,008,161
Composition of Net Assets
Shares of beneficial interest outstanding (par value of $.001 per share) unlimited number of shares authorized	$32,788
Additional paid-in-capital	485,968,112
486,000,900
Total distributable earnings (loss)	27,007,261
Net assets	$513,008,161
Initial Class
Net assets applicable to outstanding shares	$144,049,584
Shares of beneficial interest outstanding	9,132,279
Net asset value per share outstanding	$15.77
Service Class
Net assets applicable to outstanding shares	$368,958,577
Shares of beneficial interest outstanding	23,655,747
Net asset value per share outstanding	$15.60

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
23

Statement of Operations for the year ended December 31, 2024
Investment Income (Loss)
Income
Interest	$11,329,398
Dividends-unaffiliated (net of foreign tax withholding of $434,643)	9,227,562
Dividends-affiliated	404,936
Securities lending, net	75,864
Total income	21,037,760
Expenses
Manager (See Note 3)	2,992,327
Distribution/Service—Service Class (See Note 3)	944,008
Professional fees	131,742
Custodian	71,166
Shareholder communication	36,496
Trustees	12,307
Miscellaneous	36,145
Total expenses	4,224,191
Net investment income (loss)	16,813,569
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Unaffiliated investment transactions	16,185,603
Futures transactions	12,503,607
Foreign currency transactions	(515,866)
Foreign currency forward transactions	(275,897)
Net realized gain (loss)	27,897,447
Net change in unrealized appreciation (depreciation) on:
Unaffiliated investments	21,359,949
Futures contracts	(6,596,579)
Foreign currency forward contracts	(1,825,565)
Translation of other assets and liabilities in foreign currencies	(569,978)
Net change in unrealized appreciation (depreciation)	12,367,827
Net realized and unrealized gain (loss)	40,265,274
Net increase (decrease) in net assets resulting from operations	$57,078,843
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
24	NYLI VP Income Builder Portfolio

Statements of Changes in Net Assets
for the years ended December 31, 2024 and December 31, 2023
	2024	2023
Increase (Decrease) in Net Assets
Operations:
Net investment income (loss)	$16,813,569	$16,237,143
Net realized gain (loss)	27,897,447	(11,408,344)
Net change in unrealized appreciation (depreciation)	12,367,827	43,962,322
Net increase (decrease) in net assets resulting from operations	57,078,843	48,791,121
Distributions to shareholders:
Initial Class	(3,632,996)	(3,886,538)
Service Class	(8,644,984)	(9,476,787)
	(12,277,980)	(13,363,325)
Distributions to shareholders from return of capital:
Initial Class	(906,656)	(826,081)
Service Class	(2,157,456)	(2,014,286)
	(3,064,112)	(2,840,367)
Total distributions to shareholders	(15,342,092)	(16,203,692)
Capital share transactions:
Net proceeds from sales of shares	44,031,752	31,660,834
Net asset value of shares issued to shareholders in reinvestment of distributions	15,342,092	16,203,692
Cost of shares redeemed	(107,804,916)	(104,798,961)
Increase (decrease) in net assets derived from capital share transactions	(48,431,072)	(56,934,435)
Net increase (decrease) in net assets	(6,694,321)	(24,347,006)
Net Assets
Beginning of year	519,702,482	544,049,488
End of year	$513,008,161	$519,702,482
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
25

Financial Highlights selected per share data and ratios
	Year Ended December 31,
Initial Class	2024	2023	2022	2021	2020
Net asset value at beginning of year	$14.57	$13.69	$18.23	$17.37	$17.14
Net investment income (loss) (a)	0.52	0.46	0.42	0.42	0.41
Net realized and unrealized gain (loss)	1.17	0.88	(3.02)	1.37	0.87
Total from investment operations	1.69	1.34	(2.60)	1.79	1.28
Less distributions:
From net investment income	(0.39)	(0.38)	(0.26)	(0.39)	(0.42)
From net realized gain on investments	—	—	(1.51)	(0.54)	(0.63)
Return of capital	(0.10)	(0.08)	(0.17)	—	—
Total distributions	(0.49)	(0.46)	(1.94)	(0.93)	(1.05)
Net asset value at end of year	$15.77	$14.57	$13.69	$18.23	$17.37
Total investment return (b)	11.65%	10.05%	(13.52)%	10.52%	7.98%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	3.38%	3.32%	2.70%	2.31%	2.50%
Net expenses (c)	0.62%	0.62%	0.62%	0.61%	0.62%
Portfolio turnover rate	47%	56%	58%	67%(d)	68%(d)
Net assets at end of year (in 000's)	$144,050	$144,150	$158,020	$198,243	$192,022

(a)	Per share data based on average shares outstanding during the year.
(b)	Total return does not reflect any deduction of sales charges, mortality and expense charges, contract charges or administrative charges.
(c)	In addition to the fees and expenses which the Portfolio bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.
(d)	The portfolio turnover rates not including mortgage dollar rolls were 67% and 67% for the years ended December 31, 2021 and 2020 respectively.

	Year Ended December 31,
Service Class	2024	2023	2022	2021	2020
Net asset value at beginning of year	$14.41	$13.54	$18.06	$17.22	$16.99
Net investment income (loss) (a)	0.48	0.42	0.38	0.37	0.37
Net realized and unrealized gain (loss)	1.16	0.88	(3.00)	1.36	0.86
Total from investment operations	1.64	1.30	(2.62)	1.73	1.23
Less distributions:
From net investment income	(0.36)	(0.36)	(0.22)	(0.35)	(0.37)
From net realized gain on investments	—	—	(1.51)	(0.54)	(0.63)
Return of capital	(0.09)	(0.07)	(0.17)	—	—
Total distributions	(0.45)	(0.43)	(1.90)	(0.89)	(1.00)
Net asset value at end of year	$15.60	$14.41	$13.54	$18.06	$17.22
Total investment return (b)	11.37%	9.78%	(13.73)%	10.24%	7.71%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	3.13%	3.07%	2.45%	2.06%	2.25%
Net expenses (c)	0.87%	0.87%	0.87%	0.86%	0.87%
Portfolio turnover rate	47%	56%	58%	67%(d)	68%(d)
Net assets at end of year (in 000's)	$368,959	$375,552	$386,030	$500,812	$473,118

(a)	Per share data based on average shares outstanding during the year.
(b)	Total return does not reflect any deduction of sales charges, mortality and expense charges, contract charges or administrative charges.
(c)	In addition to the fees and expenses which the Portfolio bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.
(d)	The portfolio turnover rates not including mortgage dollar rolls were 67% and 67% for the years ended December 31, 2021 and 2020 respectively.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
26	NYLI VP Income Builder Portfolio

Notes to Financial Statements
Note 1–Organization and Business
New York Life Investments VP Funds Trust (the “Fund”) (formerly known as MainStay VP Funds Trust) was organized as a Delaware statutory trust on February 1, 2011. The Fund is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Fund is comprised of thirty-three separate series (collectively referred to as the “Portfolios”). These financial statements and notes relate to the NYLI VP Income Builder Portfolio (formerly known as MainStay VP Income Builder Portfolio) (the "Portfolio"), a "diversified” portfolio, as that term is defined in the 1940 Act, as interpreted or modified by regulatory authorities having jurisdiction, from time to time.
Shares of the Portfolio are currently offered to certain separate accounts to fund variable annuity policies and variable universal life insurance policies issued by New York Life Insurance and Annuity Corporation (“NYLIAC”), a wholly-owned subsidiary of New York Life Insurance Company (“New York Life”) and may also be offered to fund variable annuity policies and variable universal life insurance policies issued by other insurance companies. NYLIAC allocates shares of the Portfolio to, among others, certain NYLIAC separate accounts. Shares of the Portfolio are also offered to the NYLI VP Conservative Allocation Portfolio, NYLI VP Moderate Allocation Portfolio, NYLI VP Growth Allocation Portfolio and NYLI VP Equity Allocation Portfolio, which operate as “funds-of-funds," and other variable insurance funds.
The following table lists the Portfolio's share classes that have been registered and commenced operations:
Class	Commenced Operations
Initial Class	January 29, 1993
Service Class	June 4, 2003
Shares of the Portfolio are offered and are redeemed at a price equal to their respective net asset value (“NAV”) per share. No sales or redemption charge is applicable to the purchase or redemption of the Portfolio's shares. Under the terms of the Fund’s multiple class plan, adopted pursuant to Rule 18f-3 under the 1940 Act, the classes differ in that, among other things, Service Class shares of the Portfolio pay a combined distribution and service fee of 0.25% of average daily net assets attributable to Service Class shares of the Portfolio to the Distributor (as defined in Note 3(B)) pursuant to a plan adopted in accordance with Rule 12b-1 under the 1940 Act. Contract owners of variable annuity contracts purchased after June 2, 2003, are permitted to invest only in the Service Class shares.
The Portfolio's investment objective is to seek current income consistent with reasonable opportunity for future growth of capital and income.
In this reporting period, the Portfolio adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures ("ASU 2023-07"). Adoption of the new standard impacted financial statement disclosures only and did not affect the Portfolio's financial position or its results of operations. The intent of
ASU 2023-07 is, through improved segment disclosures, to enable investors to better understand an entity's overall performance and to assess its potential future cash flows. NYLI Disclosure Committee ("Committee") acts as the Portfolio's chief operating decision maker assessing performance and making decisions about resource allocation. The Committee has determined that the Portfolio has a single operating segment based on the fact that the Committee monitors the operating results of the Portfolio as a whole and the Portfolio's long-term strategic asset allocation is pre-determined in accordance with the terms of its respective prospectus, based on a defined investment strategy which is executed by the Portfolio's portfolio managers as a team. The financial information provided to and reviewed by the Committee is consistent with that presented in the Portfolio's Portfolio of Investments, Statement of Changes in Net Assets and Financial Highlights.
Note 2–Significant Accounting Policies
The Portfolio is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services—Investment Companies. The Portfolio prepares its financial statements in accordance with generally accepted accounting principles (“GAAP”) in the United States of America and follows the significant accounting policies described below.
(A) Securities Valuation.  Investments are usually valued as of the close of regular trading on the New York Stock Exchange (the "Exchange") (usually 4:00 p.m. Eastern time) on each day the Portfolio is open for business ("valuation date").
Pursuant to Rule 2a-5 under the 1940 Act, the Board of Trustees of the Fund (the "Board") has designated New York Life Investment Management LLC (“New York Life Investments” or the "Manager") as its Valuation Designee (the "Valuation Designee"). The Valuation Designee is responsible for performing fair valuations relating to all investments in the Portfolio’s portfolio for which market quotations are not readily available; periodically assessing and managing material valuation risks; establishing and applying fair value methodologies; testing fair valuation methodologies; evaluating and overseeing pricing services; ensuring appropriate segregation of valuation and portfolio management functions; providing quarterly, annual and prompt reporting to the Board, as appropriate; identifying potential conflicts of interest; and maintaining appropriate records. The Valuation Designee has established a valuation committee ("Valuation Committee") to assist in carrying out the Valuation Designee’s responsibilities and establish prices of securities for which market quotations are not readily available. The Portfolio's and the Valuation Designee's policies and procedures ("Valuation Procedures") govern the Valuation Designee’s selection and application of methodologies for determining and calculating the fair value of Portfolio investments. The Valuation Designee may value the Portfolio's portfolio securities for which market quotations are not readily available and other Portfolio assets utilizing inputs from pricing services and other third-party sources. The Valuation Committee meets (in person, via electronic mail or

27

Notes to Financial Statements (continued)
via teleconference) on an ad-hoc basis to determine fair valuations and on a quarterly basis to review fair value events with respect to certain securities for which market quotations are not readily available, including valuation risks and back-testing results, and to preview reports to the Board.
The Valuation Committee establishes prices of securities for which market quotations are not readily available based on such methodologies and measurements on a regular basis after considering information that is reasonably available and deemed relevant by the Valuation Committee. The Board shall oversee the Valuation Designee and review fair valuation materials on a prompt, quarterly and annual basis and approve proposed revisions to the Valuation Procedures.
Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to the Valuation Procedures. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the Portfolio can access at the measurement date, provided that a quotation will not be readily available if it is not reliable. "Fair value" is defined as the price the Portfolio would reasonably expect to receive upon selling an asset or liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the asset or liability. Fair value measurements are determined within a framework that establishes a three-tier hierarchy that maximizes the use of observable market data and minimizes the use of unobservable inputs to establish a classification of fair value measurements for disclosure purposes. "Inputs" refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, such as the risk inherent in a particular valuation technique used to measure fair value using a pricing model and/or the risk inherent in the inputs for the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions market participants would use in pricing the asset or liability based on the information available. The inputs or methodology used for valuing assets or liabilities may not be an indication of the risks associated with investing in those assets or liabilities. The three-tier hierarchy of inputs is summarized below.
•	Level 1—quoted prices (unadjusted) in active markets for an identical asset or liability
•	Level 2—other significant observable inputs (including quoted prices for a similar asset or liability in active markets, interest rates and yield curves, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio's own assumptions about the assumptions that market participants would use in measuring fair value of an asset or liability)
The level of an asset or liability within the fair value hierarchy is based on the lowest level of an input, both individually and in the aggregate, that is significant to the fair value measurement. The aggregate value by input level of the Portfolio’s assets and liabilities as of December 31, 2024, is included at the end of the Portfolio of Investments.
The Portfolio may use third-party vendor evaluations, whose prices may be derived from one or more of the following standard inputs, among others:
• Benchmark yields	• Reported trades
• Broker/dealer quotes	• Issuer spreads
• Two-sided markets	• Benchmark securities
• Bids/offers	• Reference data (corporate actions or material event notices)
• Industry and economic events	• Comparable bonds
• Monthly payment information
An asset or liability for which a market quotation is not readily available is valued by methods deemed reasonable in good faith by the Valuation Committee, following the Valuation Procedures to represent fair value. Under these procedures, the Valuation Designee generally uses a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information. The Valuation Designee may also use an income-based valuation approach in which the anticipated future cash flows of the asset or liability are discounted to calculate fair value. Fair value represents a good faith approximation of the value of a security. Fair value determinations involve the consideration of a number of subjective factors, an analysis of applicable facts and circumstances and the exercise of judgment. As a result, it is possible that the fair value for a security determined in good faith in accordance with the Valuation Procedures may differ from valuations for the same security determined for other funds using their own valuation procedures. Although the Valuation Procedures are designed to value a security at the price the Portfolio may reasonably expect to receive upon the security's sale in an orderly transaction, there can be no assurance that any fair value determination thereunder would, in fact, approximate the amount that the Portfolio would actually realize upon the sale of the security or the price at which the security would trade if a reliable market price were readily available. During the year ended December 31, 2024, there were no material changes to the fair value methodologies.
Securities which may be valued in this manner include, but are not limited to: (i) a security for which trading has been halted or suspended or otherwise does not have a readily available market quotation on a given day; (ii) a debt security that has recently gone into default and for which there is not a current market quotation; (iii) a security of an issuer that has entered into a restructuring; (iv) a security that has been delisted from a national exchange; (v) a security subject to trading collars for which no or limited trading takes place; and (vi) a security whose principal market has been temporarily closed at a time when, under normal conditions, it would be open. Securities valued in this manner are generally categorized as Level 2 or 3 in the hierarchy.

28	NYLI VP Income Builder Portfolio

Certain securities held by the Portfolio may principally trade in foreign markets. Events may occur between the time the foreign markets close and the time at which the Portfolio's NAVs are calculated. These events may include, but are not limited to, situations relating to a single issuer in a market sector, significant fluctuations in U.S. or foreign markets, natural disasters, armed conflicts, governmental actions or other developments not tied directly to the securities markets. Should the Valuation Designee conclude that such events may have affected the accuracy of the last price of such securities reported on the local foreign market, the Valuation Designee may, pursuant to the Valuation Procedures, adjust the value of the local price to reflect the estimated impact on the price of such securities as a result of such events. In this instance, securities are generally categorized as Level 3 in the hierarchy. Additionally, certain foreign equity securities are also fair valued whenever the movement of a particular index exceeds certain thresholds. In such cases, the securities are fair valued by applying factors provided by a third-party vendor in accordance with the Valuation Procedures and are generally categorized as Level 2 in the hierarchy.
If the principal market of certain foreign equity securities is closed in observance of a local foreign holiday, these securities are valued using the last closing price of regular trading on the relevant exchange and fair valued by applying factors provided by a third-party vendor in accordance with the Valuation Procedures. These securities are generally categorized as Level 2 in the hierarchy.
Equity securities, rights and warrants, if applicable, are valued at the last quoted sales prices as of the close of regular trading on the relevant exchange on each valuation date. Securities that are not traded on the valuation date are valued at the mean of the last quoted bid and ask prices. Prices are normally taken from the principal market in which each security trades. These securities are generally categorized as Level 1 in the hierarchy.
Investments in mutual funds, including money market funds, are valued at their respective NAVs at the close of business each day on the valuation date. These securities are generally categorized as Level 1 in the hierarchy.
Futures contracts are valued at the last posted settlement price on the market where such futures are primarily traded. These securities are generally categorized as Level 1 in the hierarchy.
Debt securities (other than convertible and municipal bonds) are valued at the evaluated bid prices (evaluated mean prices in the case of convertible and municipal bonds) supplied by a pricing agent or broker selected by the Valuation Designee, in consultation with the Subadvisors. The evaluations are market-based measurements processed through a pricing application and represents the pricing agent’s good faith determination as to what a holder may receive in an orderly transaction under market conditions. The rules-based logic utilizes valuation techniques that reflect participants’ assumptions and vary by asset class and per methodology, maximizing the use of relevant observable data including quoted prices for similar assets, benchmark yield curves and market corroborated inputs. The evaluated bid or mean prices are deemed by the Valuation
Designee, in consultation with the Subadvisors, to be representative of market values at the regular close of trading of the Exchange on each valuation date. Debt securities purchased on a delayed delivery basis are marked to market daily until settlement at the forward settlement date. Debt securities, including corporate bonds, U.S. government and federal agency bonds, municipal bonds, foreign bonds, convertible bonds, asset-backed securities and mortgage-backed securities are generally categorized as Level 2 in the hierarchy.
Foreign currency forward contracts are valued at their fair market values measured on the basis of the mean between the last current bid and ask prices based on dealer or exchange quotations and are generally categorized as Level 2 in the hierarchy.
Loan assignments, participations and commitments are valued at the average of bid quotations obtained from the engaged independent pricing service and are generally categorized as Level 2 in the hierarchy. Certain loan assignments, participations and commitments may be valued by utilizing significant unobservable inputs obtained from the pricing service and are generally categorized as Level 3 in the hierarchy.
Temporary cash investments acquired in excess of 60 days to maturity at the time of purchase are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities and ratings), both as furnished by independent pricing services. Temporary cash investments that mature in 60 days or less at the time of purchase ("Short-Term Investments") are valued using the amortized cost method of valuation, unless the use of such method would be inappropriate. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between such cost and the principal on maturity date. Amortized cost approximates the current fair value of a security. Securities valued using the amortized cost method are not valued using quoted prices in an active market and are generally categorized as Level 2 in the hierarchy.
The information above is not intended to reflect an exhaustive list of the methodologies that may be used to value portfolio investments. The Valuation Procedures permit the use of a variety of valuation methodologies in connection with valuing portfolio investments. The methodology used for a specific type of investment may vary based on the market data available or other considerations. The methodologies summarized above may not represent the specific means by which portfolio investments are valued on any particular business day.
A portfolio investment may be classified as an illiquid investment under the Portfolio's written liquidity risk management program and related procedures (“Liquidity Program”). Illiquidity of an investment might prevent the sale of such investment at a time when the Manager or the Subadvisors might wish to sell, and these investments could have the effect of decreasing the overall level of the Portfolio's liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid investments, requiring the Portfolio to rely on judgments that may be somewhat subjective in measuring value, which could vary materially from the amount that the Portfolio could realize upon
29

Notes to Financial Statements (continued)
disposition. Difficulty in selling illiquid investments may result in a loss or may be costly to the Portfolio. An illiquid investment is any investment that the Manager or Subadvisors reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. The liquidity classification of each investment will be made using information obtained after reasonable inquiry and taking into account, among other things, relevant market, trading and investment-specific considerations in accordance with the Liquidity Program. Illiquid investments are often fair valued in accordance with the Portfolio's procedures described above. The liquidity of the Portfolio's investments was determined as of December 31, 2024, and can change at any time.
(B) Income Taxes.   The Portfolio's policy is to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute all of its taxable income to the shareholders of the Portfolio within the allowable time limits.
The Manager evaluates the Portfolio’s tax positions to determine if the tax positions taken meet the minimum recognition threshold in connection with accounting for uncertainties in income tax positions taken or expected to be taken for the purposes of measuring and recognizing tax liabilities in the financial statements. Recognition of tax benefits of an uncertain tax position is permitted only to the extent the position is “more likely than not” to be sustained assuming examination by taxing authorities. The Manager analyzed the Portfolio's tax positions taken on federal, state and local income tax returns for all open tax years (for up to three tax years) and has concluded that no provisions for federal, state and local income tax are required in the Portfolio's financial statements. The Portfolio's federal, state and local income tax and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state and local departments of revenue.
(C) Foreign Taxes. The Portfolio may be subject to foreign taxes on income and other transaction-based taxes imposed by certain countries in which it invests. A portion of the taxes on gains on investments or currency purchases/repatriation may be reclaimable. The Portfolio will accrue such taxes and reclaims as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.
The Portfolio may be subject to taxation on realized capital gains, repatriation proceeds and other transaction-based taxes imposed by certain countries in which it invests. The Portfolio will accrue such taxes as applicable based upon its current interpretation of tax rules and regulations that exist in the market in which it invests. Capital gains taxes relating to positions still held are reflected as a liability in the Statement of Assets and Liabilities, as well as an adjustment to the Portfolio's net unrealized appreciation (depreciation). Taxes related to capital gains realized, if any, are reflected as part of net realized gain (loss) in the Statement of Operations. Changes in tax liabilities related to capital gains taxes on unrealized investment gains, if any, are reflected as part of the change in net unrealized appreciation (depreciation) on investments in the Statement of Operations. Transaction-based charges are generally assessed as a percentage of the transaction amount.
(D) Dividends and Distributions to Shareholders. Dividends and distributions are recorded on the ex-dividend date. The Portfolio intends to declare and pay dividends from net investment income, if any, at least quarterly and distributions from net realized capital and currency gains, if any, at least annually. All dividends and distributions are reinvested at NAV in the same class of shares of the Portfolio. Dividends and distributions to shareholders are determined in accordance with federal income tax regulations and may differ from determinations using GAAP.
(E) Security Transactions and Investment Income.  The Portfolio records security transactions on the trade date. Realized gains and losses on security transactions are determined using the identified cost method. Dividend income is recognized on the ex-dividend date, net of any foreign tax withheld at the source, and interest income is recorded on an accrual basis and may include coupon interest, amortization of premium, accretion of discount on debt securities, and gains/losses on paydowns. Distributions received from real estate investment trusts, if applicable, may be classified as dividends, capital gains and/or return of capital. Discounts and premiums on securities purchased for the Portfolio are accreted and amortized, respectively, on the effective interest rate method.
Investment income and realized and unrealized gains and losses on investments of the Portfolio are allocated pro rata to the separate classes of shares based upon their relative net assets on the date the income is earned or realized and unrealized gains and losses are incurred.
The Portfolio may place a debt security on non-accrual status and reduce related interest income by ceasing current accruals and writing off all or a portion of any interest receivables when the collection of all or a portion of such interest has become doubtful. A debt security is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.
(F) Expenses.  Expenses of the Fund are allocated to the individual Portfolios in proportion to the net assets of the respective Portfolios when the expenses are incurred, except where direct allocations of expenses can be made. Expenses (other than fees incurred under the distribution and service plans, further discussed in Note 3(B), which are charged directly to the Service Class shares) are allocated to separate classes of shares pro rata based upon their relative net assets on the date the expenses are incurred. The expenses borne by the Portfolio, including those of related parties to the Portfolio, are shown in the Statement of Operations.
Additionally, the Portfolio may invest in mutual funds, which are subject to management fees and other fees that may cause the costs of investing in mutual funds to be greater than the costs of owning the underlying securities directly. These indirect expenses of mutual funds are not

30	NYLI VP Income Builder Portfolio

included in the amounts shown as expenses in the Statement of Operations or in the expense ratios included in the Financial Highlights.
(G) Use of Estimates.  In preparing financial statements in conformity with GAAP, the Manager makes estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates and assumptions.
(H) Futures Contracts.  A futures contract is an agreement to purchase or sell a specified quantity of an underlying instrument at a specified future date and price, or to make or receive a cash payment based on the value of a financial instrument (e.g., foreign currency, interest rate, security or securities index). The Portfolio is subject to risks such as market price risk, leverage risk, liquidity risk, counterparty risk, operational risk, legal risk and/or interest rate risk in the normal course of investing in these contracts. Upon entering into a futures contract, the Portfolio is required to pledge to the broker or futures commission merchant an amount of cash and/or U.S. government securities equal to a certain percentage of the collateral amount, known as the “initial margin.” During the period the futures contract is open, changes in the value of the contract are recognized as unrealized appreciation or depreciation by marking to market such contract on a daily basis to reflect the market value of the contract at the end of each day’s trading. The Portfolio agrees to receive from or pay to the broker or futures commission merchant an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as “variation margin.” When the futures contract is closed, the Portfolio records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Portfolio's basis in the contract.
The use of futures contracts involves, to varying degrees, elements of market risk in excess of the amount recognized in the Statement of Assets and Liabilities. The contract or notional amounts and variation margin reflect the extent of the Portfolio's involvement in open futures positions. There are several risks associated with the use of futures contracts as hedging  techniques. There can be no assurance that a liquid market will exist at the time when the Portfolio seeks to close out a futures contract. If no liquid market exists, the Portfolio would remain obligated to meet margin requirements until the position is closed. Futures contracts may involve a small initial investment relative to the risk assumed, which could result in losses greater than if the Portfolio did not invest in futures contracts. Futures contracts may be more volatile than direct investments in the instrument underlying the futures and may not correlate to the underlying instrument, causing a given hedge not to achieve its objectives. The Portfolio's activities in futures contracts have minimal counterparty risk as they are conducted through regulated exchanges that guarantee the futures against default by the counterparty. In the event of a bankruptcy or insolvency of a futures commission merchant that holds margin on behalf of the Portfolio, the Portfolio may not be entitled to the return of the entire margin owed to the Portfolio, potentially resulting in a loss. The Portfolio may invest in futures contracts to seek enhanced returns or to reduce the risk of loss by hedging certain of its holdings. The Portfolio's investment in futures contracts and other derivatives may increase the volatility of the Portfolio's NAVs and may result in a loss to the Portfolio.
(I) Loan Assignments, Participations and Commitments.  The Portfolio may invest in loan assignments and participations ("loans"). Commitments are agreements to make money available to a borrower in a specified amount, at a specified rate and within a specified time. The Portfolio records an investment when the borrower withdraws money on a commitment or when a funded loan is purchased (trade date) and records interest as earned. These loans pay interest at rates that are periodically reset by reference to a base lending rate plus a spread. These base lending rates are generally the prime rate offered by a designated U.S. bank, the Secured Overnight Financing Rate ("SOFR") or an alternative reference rate.
The loans in which the Portfolio may invest are generally readily marketable, but may be subject to some restrictions on resale. For example, the Portfolio may be contractually obligated to receive approval from the agent bank and/or borrower prior to the sale of these investments. If the Portfolio purchases an assignment from a lender, the Portfolio will generally have direct contractual rights against the borrower in favor of the lender. If the Portfolio purchases a participation interest either from a lender or a participant, the Portfolio typically will have established a direct contractual relationship with the seller of the participation interest, but not with the borrower. Consequently, the Portfolio is subject to the credit risk of the lender or participant who sold the participation interest to the Portfolio, in addition to the usual credit risk of the borrower. In the event that the borrower, selling participant or intermediate participants become insolvent or enter into bankruptcy, the Portfolio may incur certain costs and delays in realizing payment, or may suffer a loss of principal and/or interest.
Unfunded commitments represent the remaining obligation of the Portfolio to the borrower. At any point in time, up to the maturity date of the issue, the borrower may demand the unfunded portion. Unfunded amounts, if any, are marked to market and any unrealized gains or losses are recorded in the Statement of Assets and Liabilities.
(J) Foreign Currency Forward Contracts. The Portfolio may enter into foreign currency forward contracts, which are agreements to buy or sell foreign currencies on a specified future date at a specified rate. The Portfolio is subject to foreign currency exchange rate risk in the normal course of investing in these transactions. During the period the forward contract is open, changes in the value of the contract are recognized as unrealized appreciation or depreciation by marking to market such contract on a daily basis to reflect the market value of the contract at the end of each day’s trading. Cash movement occurs on the settlement date. When the forward contract is closed, the Portfolio records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Portfolio's basis in the contract. The Portfolio may purchase and sell foreign currency forward contracts for purposes of seeking to enhance portfolio returns and manage portfolio risk more efficiently. Foreign currency forward contracts may also be used to gain
31

Notes to Financial Statements (continued)
exposure to a particular currency or to hedge against the risk of loss due to changing currency exchange rates. Foreign currency forward contracts to purchase or sell a foreign currency may also be used in anticipation of future purchases or sales of securities denominated in foreign currency, even if the specific investments have not yet been selected.
The use of foreign currency forward contracts involves, to varying degrees, elements of risk in excess of the amount recognized in the Statement of Assets and Liabilities, including counterparty risk, market risk, leverage risk, operational risk, legal risk and liquidity risk. Counterparty risk is heightened for these instruments because foreign currency forward contracts are not exchange-traded and therefore no clearinghouse or exchange stands ready to meet the obligations under such contracts. Thus, the Portfolio faces the risk that its counterparties under such contracts may not perform their obligations. Market risk is the risk that the value of a foreign currency forward contract will depreciate due to unfavorable changes in exchange rates. Liquidity risk arises because the secondary market for foreign currency forward contracts may have less liquidity relative to markets for other securities and financial instruments. Liquidity risk also can arise when forward currency contracts create margin or settlement payment obligations for the Portfolio. Leverage risk is the risk that a foreign currency forward contract can magnify the Portfolio's gains and losses. Operational risk refers to risk related to potential operational issues (including documentation issues, settlement issues, systems failures, inadequate controls and human error), and legal risk refers to insufficient documentation, insufficient capacity or authority of the counterparty, or legality or enforceability of a foreign currency forward contract. Risks also arise from the possible movements in the foreign exchange rates underlying these instruments. While the Portfolio may enter into forward contracts to reduce currency exchange risks, changes in currency exchange rates may result in poorer overall performance for the Portfolio than if it had not engaged in such transactions. Exchange rate movements can be large, depending on the currency, and can last for extended periods of time, affecting the value of the Portfolio's assets. Moreover, there may be an imperfect correlation between the Portfolio's holdings of securities denominated in a particular currency and forward contracts entered into by the Portfolio. Such imperfect correlation may prevent the Portfolio from achieving the intended hedge or expose the Portfolio to the risk of currency exchange loss. The unrealized appreciation (depreciation) on forward contracts also reflects the Portfolio's exposure at the valuation date to credit loss in the event of a counterparty’s failure to perform its obligations.
(K) Foreign Currency Transactions. The Portfolio's books and records are maintained in U.S. dollars. Prices of securities denominated in foreign currency amounts are translated into U.S. dollars at the mean between the buying and selling rates last quoted by any major U.S. bank at the following dates:
(i) market value of investment securities, other assets and liabilities— at the valuation date; and
(ii) purchases and sales of investment securities, income and expenses—at the date of such transactions.
The assets and liabilities that are denominated in foreign currency amounts are presented at the exchange rates and market values at the close of the period. The realized and unrealized changes in net assets arising from fluctuations in exchange rates and market prices of securities are not separately presented.
Net realized gain (loss) on foreign currency transactions represents net currency gains or losses realized as a result of differences between the amounts of securities sale proceeds or purchase cost, dividends, interest and withholding taxes as recorded on the Portfolio's books, and the U.S. dollar equivalent amount actually received or paid. Net currency gains or losses from valuing such foreign currency denominated assets and liabilities, other than investments at valuation date exchange rates, are reflected in unrealized foreign exchange gains or losses.
(L) Securities Lending. In order to realize additional income, the Portfolio may engage in securities lending, subject to the limitations set forth in the 1940 Act and relevant guidance by the staff of the Securities and Exchange Commission (“SEC”). If the Portfolio engages in securities lending, the Portfolio will lend through its custodian, JPMorgan Chase Bank, N.A., ("JPMorgan"), acting as securities lending agent on behalf of the Portfolio. Under the current arrangement, JPMorgan will manage the Portfolio's collateral in accordance with the securities lending agency agreement between the Portfolio and JPMorgan, and indemnify the Portfolio against counterparty risk. The loans will be collateralized by cash (which may be invested in a money market fund) and/or non-cash collateral (which may include U.S. Treasury securities and/or U.S. government agency securities issued or guaranteed by the United States government or its agencies or instrumentalities) at least equal at all times to the market value of the securities loaned. Non-cash collateral held at year end is segregated and cannot be transferred by the Portfolio. The Portfolio bears the risk of delay in recovery of, or loss of rights in, the securities loaned. The Portfolio may also record a realized gain or loss on securities deemed sold due to a borrower’s inability to return securities on loan. The Portfolio bears the risk of any loss on investment of cash collateral. The Portfolio will receive compensation for lending its securities in the form of fees or it will retain a portion of interest earned on the investment of any cash collateral. The Portfolio will also continue to receive interest and dividends on the securities loaned and any gain or loss in the market price of the securities loaned that may occur during the term of the loan will be for the account of the Portfolio. Income earned from securities lending activities, if any, is reflected in the Statement of Operations.
(M) Delayed Delivery Transactions.  The Portfolio may purchase or sell securities on a delayed delivery basis. These transactions involve a commitment by the Portfolio to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed delivery purchases are outstanding, the Portfolio will designate liquid assets in an amount sufficient to meet the purchase price. When purchasing a security

32	NYLI VP Income Builder Portfolio

on a delayed delivery basis, the Portfolio assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its NAV. The Portfolio may dispose of or renegotiate a delayed delivery transaction after it is entered into, and may sell delayed delivery securities before they are delivered, which may result in a realized gain or loss. When the Portfolio has sold a security it owns on a delayed delivery basis, the Portfolio does not participate in future gains and losses with respect to the security. Delayed delivery transactions as of December 31, 2024, are shown in the Portfolio of Investments.
(N) Debt and Foreign Securities Risk.  The ability of issuers of debt securities held by the Portfolio to meet their obligations may be affected by, among other things, economic or political developments in a specific country, industry or region. Debt securities are also subject to the risks associated with changes in interest rates.
The Portfolio may invest in high-yield debt securities (sometimes called “junk bonds”), which are generally considered speculative because they present a greater risk of loss, including default, than higher quality debt securities. These securities pay investors a premium—a higher interest rate or yield than investment grade debt securities—because of the potential illiquidity and increased risk of loss. These securities can also be subject to greater price volatility. In times of unusual or adverse market, economic or political conditions, these securities may experience higher than normal default rates.
The Portfolio may invest in foreign securities, which carry certain risks that are in addition to the usual risks inherent in domestic securities. Foreign regulatory regimes and securities markets can have less stringent investor protections and disclosure standards and less liquid trading markets than U.S. regulatory regimes and securities markets, and can experience political, social and economic developments that may affect the value of investments in foreign securities. These risks include those resulting from currency fluctuations, future adverse political or economic developments and possible imposition of currency exchange blockages or other foreign governmental laws or restrictions. Economic sanctions and other similar governmental actions or developments could, among other things, effectively restrict or eliminate the Portfolio’s ability to purchase or sell certain foreign securities or groups of foreign securities, and thus may make the Portfolio’s investments in such securities less liquid or more difficult to value. These risks are likely to be greater in emerging markets than in developed markets. The ability of issuers of securities held by the Portfolio to meet their obligations may be affected by, among other things, economic or political developments in a specific country, industry or region.
The Portfolio may invest in loans which are usually rated below investment grade and are generally considered speculative because they present a greater risk of loss, including default, than higher rated debt securities. These investments pay investors a higher interest rate than investment grade debt securities because of the increased risk of loss. Although certain loans are collateralized, there is no guarantee that the value of the collateral will be sufficient or available to satisfy the borrower's obligation. In a recession or serious credit event, the value of these investments could decline significantly. As a result, the Portfolio’s NAVs could go down and you could lose money.
In addition, loans generally are subject to extended settlement periods that may be longer than seven days. As a result, the Portfolio may be adversely affected by selling other investments at an unfavorable time and/or under unfavorable conditions or engaging in borrowing transactions, such as borrowing against its credit facility, to raise cash to meet redemption obligations or pursue other investment opportunities.
In certain circumstances, loans may not be deemed to be securities. As a result, the Portfolio may not have the protection of anti-fraud provisions of the federal securities laws. In such cases, the Portfolio generally must rely on the contractual provisions in the loan agreement and common-law fraud protections under applicable state law.
(O) Counterparty Credit Risk.  In order to better define its contractual rights and to secure rights that will help the Portfolio mitigate its counterparty risk, the Portfolio may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its counterparties. An ISDA Master Agreement is a bilateral agreement between the Portfolio and a counterparty that governs certain OTC derivatives and typically contains collateral posting terms and netting provisions. Under an ISDA Master Agreement, the Portfolio may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/ or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. Bankruptcy or insolvency laws of a particular jurisdiction may restrict or prohibit the right of offset in bankruptcy, insolvency or other events. In addition, certain ISDA Master Agreements may contain provisions for early termination of OTC derivative transactions in the event the net assets of the Portfolio decline below specific levels or if the Portfolio fails to meet the terms of its ISDA Master Agreements. The result would cause the Portfolio to accelerate payment of any net liability owed to the counterparty.
For financial reporting purposes, the Portfolio does not offset derivative assets and derivative liabilities that are subject to netting arrangements, if any, in the Statement of Assets and Liabilities.
(P) Indemnifications.  Under the Fund’s organizational documents, its officers and trustees are indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Portfolio enters into contracts with third-party service providers that contain a variety of representations and warranties and that may provide general indemnifications. The Portfolio's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio that have not yet occurred. The Manager believes that the risk of loss in connection with these potential indemnification obligations is remote. However, there
33

Notes to Financial Statements (continued)
can be no assurance that material liabilities related to such obligations will not arise in the future, which could adversely impact the Portfolio.
(Q) Quantitative Disclosure of Derivative Holdings. The following tables show additional disclosures related to the Portfolio's derivative and hedging activities, including how such activities are accounted for and their effect on the Portfolio's financial positions, performance and cash flows.
The Portfolio entered into Treasury futures contracts in order to hedge against anticipated changes in interest rates that might otherwise have an adverse effect upon the value of the Portfolio’s securities. The Portfolio also entered into domestic and foreign equity index futures contracts to increase the equity sensitivity to the Portfolio.
The Portfolio entered into foreign currency forward contracts to gain exposure to a particular currency or to hedge against the risk of loss due to changing currency exchange rates. These derivatives are not accounted for as hedging instruments.
Fair value of derivative instruments as of December 31, 2024:
Asset Derivatives	Foreign Exchange Contracts Risk	Equity Contracts Risk	Interest Rate Contracts Risk	Total
Futures Contracts - Net Assets—Net unrealized appreciation on futures contracts (a)	$—	$585,172	$75,271	$660,443
Forward Contracts - Unrealized appreciation on foreign currency forward contracts	432,414	—	—	432,414
Total Fair Value	$432,414	$585,172	$75,271	$1,092,857

(a)	Includes cumulative appreciation (depreciation) of futures contracts as reported in the Portfolio of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

Liability Derivatives	Foreign Exchange Contracts Risk	Equity Contracts Risk	Interest Rate Contracts Risk	Total
Futures Contracts - Net Assets—Net unrealized depreciation on futures contracts (a)	$—	$(3,069,557)	$(1,109,886)	$(4,179,443)
Forward Contracts - Unrealized depreciation on foreign currency forward contracts	(525,913)	—	—	(525,913)
Total Fair Value	$(525,913)	$(3,069,557)	$(1,109,886)	$(4,705,356)

(a)	Includes cumulative appreciation (depreciation) of futures contracts as reported in the Portfolio of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
The effect of derivative instruments on the Statement of Operations for the year ended December 31, 2024:
Net Realized Gain (Loss) from:	Foreign Exchange Contracts Risk	Equity Contracts Risk	Interest Rate Contracts Risk	Total
Futures Transactions	$—	$12,714,187	$(210,580)	$12,503,607
Forward Transactions	(275,897)	—	—	(275,897)
Total Net Realized Gain (Loss)	$(275,897)	$12,714,187	$(210,580)	$12,227,710

Net Change in Unrealized Appreciation (Depreciation)	Foreign Exchange Contracts Risk	Equity Contracts Risk	Interest Rate Contracts Risk	Total
Futures Contracts	$—	$(3,606,940)	$(2,989,639)	$(6,596,579)
Forward Contracts	(1,825,565)	—	—	(1,825,565)
Total Net Change in Unrealized Appreciation (Depreciation)	$(1,825,565)	$(3,606,940)	$(2,989,639)	$(8,422,144)

Average Notional Amount	Total
Futures Contracts Long	$132,035,681
Futures Contracts Short	$(30,752,730)
Forward Contracts Long	$34,338,115
Forward Contracts Short	$(16,342,263)
Note 3–Fees and Related Party Transactions
(A) Manager and Subadvisors. New York Life Investments, a registered investment adviser and an indirect, wholly-owned subsidiary of New York Life, serves as the Portfolio's Manager, pursuant to an Amended and Restated Management Agreement ("Management Agreement"). The Manager provides offices, conducts clerical, recordkeeping and bookkeeping services and keeps most of the financial and accounting records required to be maintained by the Portfolio. Except for the portion of salaries and expenses that are the responsibility of the Portfolio, the Manager pays the salaries and expenses of all personnel affiliated with the Portfolio and certain operational expenses of the Portfolio. The Portfolio reimburses New York Life Investments in an amount equal to the portion of the compensation of the Chief Compliance Officer attributable to the Portfolio. Pursuant to the terms of an Amended and Restated Subadvisory Agreement with New York Life Investments, MacKay Shields LLC ("MacKay Shields" or "Subadvisor"), a registered investment adviser and an indirect, wholly-owned subsidiary of New York Life, serves as a Subadvisor to the Portfolio and is responsible for the day-to-day portfolio management of the fixed-income portion of the Portfolio. Pursuant to the terms of an Amended and Restated Subadvisory Agreement with New York Life Investments, Epoch Investment Partners, Inc. (“Epoch” or “Subadvisor” and, together with MacKay Shields, the “Subadvisors”), a registered investment adviser, also serves as a Subadvisor to the Portfolio and is responsible for the day-to-day portfolio

34	NYLI VP Income Builder Portfolio

management of the equity portion of the Portfolio. Asset allocation decisions for the Portfolio are made by a committee chaired by New York Life Investments in collaboration with MacKay Shields. New York Life Investments pays for the services of the Subadvisors.
Pursuant to the Management Agreement, the Fund pays the Manager, on behalf of the Portfolio, a monthly fee for the services performed and the facilities furnished at an annual rate of the Portfolio's average daily net assets as follows: 0.57% up to $1 billion; and 0.55% in excess of $1 billion. During the year ended December 31, 2024, the effective management fee rate was 0.57% of the Portfolio's average daily net assets.
During the year ended December 31, 2024, New York Life Investments earned fees from the Portfolio in the amount of $2,992,327 and paid MacKay Shields and Epoch fees in the amount of $617,651 and $878,494, respectively.
JPMorgan provides sub-administration and sub-accounting services to the Portfolio pursuant to an agreement with New York Life Investments. These services include calculating the daily NAVs of the Portfolio, maintaining the general ledger and sub-ledger accounts for the calculation of the Portfolio's NAVs, and assisting New York Life Investments in conducting various aspects of the Portfolio's administrative operations. For providing these services to the Portfolio, JPMorgan is compensated by New York Life Investments.
Pursuant to an agreement between the Fund and New York Life Investments, New York Life Investments is responsible for providing or procuring certain regulatory reporting services for the Portfolio. The Portfolio will reimburse New York Life Investments for the actual costs incurred by New York Life Investments in connection with providing or procuring these services for the Portfolio.
(B) Distribution and Service Fees.  The Fund, on behalf of the Portfolio, has entered into a distribution agreement with NYLIFE Distributors LLC (the “Distributor”), an affiliate of New York Life Investments. The Portfolio has adopted a distribution plan (the “Plan”) in accordance with the provisions of Rule 12b-1 under the 1940 Act. Under the Plan, the Distributor has agreed to provide, through its affiliates or independent third parties, various distribution-related, shareholder and administrative support services to the Service Class shareholders. For its services, the Distributor is entitled to a combined distribution and service fee accrued daily and paid monthly at an annual rate of 0.25% of the average daily net assets attributable to the Service Class shares of the Portfolio.
Note 4-Federal Income Tax
As of December 31, 2024, the cost and unrealized appreciation (depreciation) of the Portfolio’s investment portfolio, including applicable derivative contracts and other financial instruments, as determined on a federal income tax basis, were as follows:
	Federal Tax Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Investments in Securities	$462,868,739	$138,990,156	$(94,842,013)	$44,148,143
As of December 31, 2024, the components of accumulated gain (loss) on a tax basis were as follows:
Ordinary Income	Accumulated Capital and Other Gain (Loss)	Other Temporary Differences	Unrealized Appreciation (Depreciation)	Total Accumulated Gain (Loss)
$—	$(15,250,694)	$—	$42,257,955	$27,007,261
The difference between book-basis and tax-basis unrealized appreciation (depreciation) is primarily due to wash sales, mark to market of futures and partnership adjustments.
Total Distributable Earnings (Loss)	Additional Paid-In Capital
$(867,671)	$867,671
The reclassifications for the Portfolio are primarily due to return of capital and partnership adjustments.
As of December 31, 2024, for federal income tax purposes, capital loss carryforwards of $15,250,694, as shown in the table below, were available to the extent provided by the regulations to offset future realized gains of the Portfolio. Accordingly, no capital gains distributions are expected to be paid to shareholders until net gains have been realized in excess of such amounts.
Capital Loss Available Through	Short-Term Capital Loss Amounts (000’s)	Long-Term Capital Loss Amounts (000’s)
Unlimited	$15,251	$—
The Portfolio utilized $22,619,516 of capital loss carryforwards during the year ended December 31, 2024.
During the years ended December 31, 2024 and December 31, 2023, the tax character of distributions paid as reflected in the Statements of Changes in Net Assets was as follows:
	2024	2023
Distributions paid from:
Ordinary Income	$12,277,980	$13,363,325
Return of Capital	3,064,112	2,840,367
Total	$15,342,092	$16,203,692
35

Notes to Financial Statements (continued)
Note 5–Custodian
JPMorgan is the custodian of cash and securities held by the Portfolio. Custodial fees are charged to the Portfolio based on the Portfolio's net assets and/or the market value of securities held by the Portfolio and the number of certain transactions incurred by the Portfolio.
Note 6–Line of Credit
The Portfolio and certain other funds managed by New York Life Investments maintain a line of credit with a syndicate of banks in order to secure a source of funds for temporary purposes to meet unanticipated or excessive redemption requests.
Effective July 23, 2024, under the credit agreement (the “Credit Agreement”), the aggregate commitment amount is $600,000,000 with an additional uncommitted amount of $100,000,000. The commitment fee is an annual rate of 0.15% of the average commitment amount payable quarterly, regardless of usage, to JPMorgan, who serves as the agent to the syndicate. The commitment fee is allocated among the Portfolio and certain other funds managed by New York Life Investments based upon their respective net assets and other factors. Interest on any revolving credit loan is charged based upon the Federal Funds Rate, Daily Simple Secured Overnight Financing Rate ("SOFR") + 0.10%, or the Overnight Bank Funding Rate, whichever is higher. The Credit Agreement expires on July 22, 2025, although the Portfolio, certain other funds managed by New York Life Investments and the syndicate of banks may renew the Credit Agreement for an additional year on the same or different terms or enter into a credit agreement with a different syndicate of banks. Prior to July 23, 2024, the aggregate commitment amount and the commitment fee were the same as those under the current Credit Agreement. During the year ended December 31, 2024, there were no borrowings made or outstanding with respect to the Portfolio under the Credit Agreement.
Note 7–Interfund Lending Program
Pursuant to an exemptive order issued by the SEC, the Portfolio, along with certain other funds managed by New York Life Investments, may participate in an interfund lending program. The interfund lending program provides an alternative credit facility that permits the Portfolio and certain other funds managed by New York Life Investments to lend or borrow money for temporary purposes directly to or from one another, subject to the conditions of the exemptive order. During the year ended December 31, 2024, there were no interfund loans made or outstanding with respect to the Portfolio.
Note 8–Purchases and Sales of Securities (in 000’s)
During the year ended December 31, 2024, purchases and sales of U.S. government securities were $59,841 and $64,289, respectively. Purchases and sales of securities, other than U.S. government securities and short-term securities, were $177,287 and $211,398, respectively.
Note 9–Capital Share Transactions
Transactions in capital shares for the years ended December 31, 2024 and December 31, 2023, were as follows:
Initial Class	Shares	Amount
Year ended December 31, 2024:
Shares sold	131,807	$2,027,880
Shares issued to shareholders in reinvestment of distributions	289,607	4,539,652
Shares redeemed	(1,182,758)	(18,361,720)
Net increase (decrease)	(761,344)	$(11,794,188)
Year ended December 31, 2023:
Shares sold	161,726	$2,247,369
Shares issued to shareholders in reinvestment of distributions	337,238	4,712,619
Shares redeemed	(2,151,511)	(30,087,211)
Net increase (decrease)	(1,652,547)	$(23,127,223)

Service Class	Shares	Amount
Year ended December 31, 2024:
Shares sold	2,723,400	$42,003,872
Shares issued to shareholders in reinvestment of distributions	697,076	10,802,440
Shares redeemed	(5,823,294)	(89,443,196)
Net increase (decrease)	(2,402,818)	$(36,636,884)
Year ended December 31, 2023:
Shares sold	2,133,800	$29,413,465
Shares issued to shareholders in reinvestment of distributions	831,184	11,491,073
Shares redeemed	(5,418,948)	(74,711,750)
Net increase (decrease)	(2,453,964)	$(33,807,212)
Note 10–Recent Accounting Pronouncement
In December 2023, the FASB issued Accounting Standard Update No. 2023-09, Income Taxes (ASC 740) Improvements to Income Tax Disclosures (“ASU 2023-09”). The primary purpose of the amendments within ASU 2023-09 is to enhance the transparency and decision usefulness of income tax disclosures primarily related to the rate reconciliation table and income taxes paid information. The amendments in ASU 2023-09 require that public business entities on an annual basis (1) disclose specific categories in the rate reconciliation and (2) provide additional information for reconciling items that meet a quantitative threshold. In addition, the amendments in this ASU 2023-09 require that all entities disclose on an annual basis taxes paid disaggregated by; federal, state, foreign, and jurisdiction (when income taxes paid is equal to or greater than five percent of total income taxes paid). The amendments in ASU 2023-09 are effective for public business entities beginning after December 15, 2024. Early adoption is permitted for annual financial statements that have not yet been issued or made available for issuance. The amendments in ASU 2023-09 should be applied on a prospective basis. Retrospective application is permitted. Management is currently assessing the impact this standard will have on

36	NYLI VP Income Builder Portfolio

our financial statements as well as the method by which we will adopt the new standard. The Adviser does not expect the guidance to have a material impact to the Portfolio.
Note 11–Subsequent Events
In connection with the preparation of the financial statements of the Portfolio for the year ended December 31, 2024, events and transactions subsequent to December 31, 2024, through the date the financial statements were issued, have been evaluated by the Manager for possible adjustment and/or disclosure. No subsequent events requiring financial statement adjustment or disclosure have been identified.
37

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of New York Life Investments VP Funds Trust (formerly known as MainStay VP Funds Trust) and Shareholders of NYLI VP Income Builder Portfolio (formerly known as MainStay VP Income Builder Portfolio)
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of NYLI VP Income Builder Portfolio (one of the portfolios constituting New York Life Investments VP Funds Trust, referred to hereafter as the “Portfolio”) as of December 31, 2024, the related statement of operations for the year ended December 31, 2024, the statements of changes in net assets for each of the two years in the period ended December 31, 2024, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2024 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Portfolio as of December 31, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2024 and the financial highlights for each of the five years in the period ended December 31, 2024 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Portfolio’s management. Our responsibility is to express an opinion on the Portfolio’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Portfolio in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2024 by correspondence with the custodian, transfer agents, agent banks and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
New York, New York
February 21, 2025
We have served as the auditor of one or more investment companies in the New York Life Investments group of funds since 1984.
38	NYLI VP Income Builder Portfolio

Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
Included in the Statement of Operations within the Portfolio’s Financial Statements.
39

Statement Regarding Basis for Approval of Investment Advisory Agreement and Subadvisory Agreements
The continuation of the Management Agreement with respect to each series (“Portfolio”) of the New York Life Investments VP Funds Trust (“Trust”) and New York Life Investment Management LLC (“New York Life Investments”) and each of the Subadvisory Agreements between New York Life Investments and each of American Century Investment Management, Inc., Brown Advisory LLC, Candriam, CBRE Investment Management Listed Real Assets LLC, Epoch Investment Partners, Inc., FIAM LLC, Janus Henderson Investors US LLC, MacKay Shields LLC, Newton Investment Management North America, LLC, NYL Investors LLC, Pacific Investment Management Company LLC, PineStone Asset Management Inc., Segall Bryant & Hamill, LLC, Wellington Management Company LLP and Winslow Capital Management, LLC (together, “Subadvisors”)1 with respect to the applicable Portfolio(s) (together, “Advisory Agreements”) is subject to annual review and approval by the Board of Trustees of the Trust (“Board”) in accordance with Section 15 of the Investment Company Act of 1940, as amended (“1940 Act”).  At its December 3–4, 2024 meeting, the Board, including the Trustees who are not an “interested person” (as such term is defined in the 1940 Act) of the Trust (“Independent Trustees”) voting separately, unanimously approved the continuation of each of the Advisory Agreements for each applicable Portfolio for a one-year period.
In reaching the decision to approve the continuation of each of the Advisory Agreements, the Board considered information and materials furnished by New York Life Investments and each Subadvisor in connection with an annual contract review process undertaken by the Board that took place at meetings of the Board and its Contracts Committee from September 2024 through December 2024, including information and materials furnished by New York Life Investments and each Subadvisor in response to requests prepared on behalf of the Board, and in consultation with the Independent Trustees, by independent legal counsel to the Independent Trustees, which encompassed a variety of topics, including those summarized below.  Information and materials requested by and furnished to the Board for consideration in connection with the contract review process included, among other items, reports on each Portfolio and “peer funds” prepared by Institutional Shareholder Services Inc. (“ISS”), an independent third-party service provider engaged by the Board to report objectively on each Portfolio’s investment performance, management fee and total expenses.  The Board also considered information on the fees charged to other investment advisory clients of New York Life Investments and/or each applicable Subadvisor that follow investment strategies similar to those of each Portfolio, if any, and, when applicable, the rationale for differences in each Portfolio’s management and subadvisory fees, as applicable, and the fees charged to those other investment advisory clients.  In addition, the Board considered information regarding the legal standards and fiduciary obligations applicable to its consideration of the continuation of each of the Advisory Agreements.  The contract review process, including the structure and format for information and materials provided to the Board, has been developed in consultation with the Board.  The Independent
Trustees also met in executive sessions with their independent legal counsel and, for portions thereof, with senior management of New York Life Investments.
The Board’s deliberations with respect to the continuation of each of the Advisory Agreements reflect a year-long process, and the Board also took into account information furnished to the Board and its Committees throughout the year, as deemed relevant and appropriate by the Trustees, including, among other items, reports on investment performance of each Portfolio and investment-related matters for each Portfolio as well as presentations from New York Life Investments and, generally annually, personnel of each Subadvisor.  In addition, the Board took into account other information provided by New York Life Investments throughout the year, including, among other items, periodic reports on legal and compliance matters, risk management, portfolio turnover, brokerage commissions and non-advisory services provided to each Portfolio by New York Life Investments, as deemed relevant and appropriate by the Trustees.
In addition to information provided to the Board throughout the year, the Board received information in connection with its June 2024 meeting provided specifically in response to requests prepared on behalf of the Board, and in consultation with the Independent Trustees, by independent legal counsel to the Independent Trustees regarding each Portfolio’s distribution arrangements.  In addition, the Board received information regarding each Portfolio’s asset levels, share purchase and redemption activity and the payment of Rule 12b-1 and/or certain other fees by the applicable share class(es) of each applicable Portfolio, among other information.
In considering the continuation of each of the Advisory Agreements, the Trustees reviewed and evaluated the information and factors they believed to reasonably be necessary and appropriate in light of legal advice furnished to them by independent legal counsel to the Independent Trustees and through the exercise of their own business judgment.  Although individual Trustees may have weighed certain factors or information differently and the Board did not consider any single factor or information controlling in reaching its decision, the factors that figured prominently in the Board’s consideration of the continuation of each of the Advisory Agreements with respect to each applicable Portfolio are summarized in more detail below and include, among other factors: (i) the nature, extent and quality of the services provided to the Portfolio by New York Life Investments and the Subadvisor(s), if applicable; (ii) the qualifications of the portfolio manager(s) of the Portfolio and the historical investment performance of the Portfolio, New York Life Investments and, if applicable, the Subadvisor(s); (iii) the costs of the services provided, and profits realized, by New York Life Investments and the Subadvisor(s), if applicable, with respect to their relationships with the Portfolio; (iv) the extent to which economies of scale have been realized or may be realized if the Portfolio grows and the extent to which any economies of scale have been shared, have benefited or may benefit the Portfolio’s

40

shareholders; and (v) the reasonableness of the Portfolio’s management and, if applicable, subadvisory fees and total ordinary operating expenses.  Although the Board recognized that comparisons between each Portfolio’s fees and expenses and those of other funds are imprecise given different terms of agreements, variations in fund strategies and other factors, the Board considered the reasonableness of each Portfolio’s management fee and total ordinary operating expenses as compared to peer funds identified by ISS.  Throughout their considerations, the Trustees acknowledged the commitment of New York Life Investments and its affiliates to serve the New York Life Investments Group of Funds, as well as their capacity, experience, resources, financial stability and reputations.  The Trustees also acknowledged the entrepreneurial and other risks assumed by New York Life Investments in sponsoring and managing each Portfolio.  With respect to the Subadvisory Agreements, the Board took into account New York Life Investments’ recommendation to approve the continuation of each of the Subadvisory Agreements.
The Trustees noted that, throughout the year, the Trustees are afforded an opportunity to ask questions of, and request additional information or materials from, New York Life Investments and each Subadvisor.  The Board’s decision with respect to each of the Advisory Agreements may have also been based, in part, on the Board’s knowledge of New York Life Investments and each Subadvisor resulting from, among other things, the Board’s consideration of each of the Advisory Agreements in prior years, the advisory agreements for other funds in the New York Life Investments Group of Funds, the Board’s review throughout the year of the performance and operations of other funds in the New York Life Investments Group of Funds and each Trustee’s business judgment and industry experience.  In addition to considering the above-referenced factors, the Board observed that in the marketplace, notably under variable life insurance policies and variable annuity contracts for which each Portfolio serves as an investment option, there are a range of investment options available to investors and that each Portfolio’s shareholders, having had the opportunity to consider other investment options, have invested in the Portfolio.
The factors that figured prominently in the Board’s decision to approve the continuation of each of the Advisory Agreements during the Board’s December 3-4, 2024 meeting are summarized in more detail below.  The Board considered on a Portfolio-by-Portfolio basis the factors and information deemed relevant and appropriate by the Trustees to evaluate the continuation of each of the Advisory Agreements, and the Board’s decision was made separately with respect to each Portfolio.
Nature, Extent and Quality of Services Provided by New York Life Investments and the Subadvisors
The Board examined the nature, extent and quality of the services that New York Life Investments provides to each Portfolio.  The Board evaluated New York Life Investments’ experience and capabilities in serving as manager of each Portfolio and considered that each Portfolio with one or more Subadvisors operates in a “manager-of-managers” structure.  The Board also considered New York Life Investments’
responsibilities and services provided pursuant to this structure, including overseeing the services provided by each Subadvisor, evaluating the performance of each Subadvisor, making recommendations to the Board as to whether each Subadvisory Agreement should be renewed, modified or terminated and periodically reporting to the Board regarding the results of New York Life Investments’ evaluation and monitoring functions.  The Board noted that New York Life Investments manages other mutual funds, serves a variety of other investment advisory clients, including other pooled investment vehicles, and has experience overseeing mutual fund service providers, including subadvisors.  The Board considered the experience of senior personnel at New York Life Investments providing management and administrative and other non-advisory services to each Portfolio.  The Board observed that New York Life Investments devotes significant resources and time to providing management and administrative and other non-advisory services to each Portfolio, including, for Portfolios with one or more Subadvisors, New York Life Investments’ oversight and due diligence reviews of each Subadvisor and ongoing analysis of, and interactions with, each Subadvisor with respect to, among other things, the applicable Portfolio’s or Portfolios’ investment performance and risks as well as each Subadvisor’s investment capabilities and subadvisory services with respect to the applicable Portfolio(s).
The Board also considered the range of services that New York Life Investments provides to each Portfolio under the terms of the Management Agreement, including: (i) fund accounting and ongoing supervisory services provided by New York Life Investments’ Fund Administration and Accounting Group; (ii) investment supervisory and analytical services provided by New York Life Investments’ Investment Consulting Group; (iii) compliance services provided by the Trust’s Chief Compliance Officer as well as New York Life Investments’ compliance department; (iv) legal services provided by New York Life Investments’ Office of the General Counsel; and (v) risk management monitoring and analysis by compliance and investment personnel.  In addition, the Board considered New York Life Investments’ willingness to invest in personnel and other resources, such as cyber security, information security and business continuity planning, that may benefit each Portfolio and noted that New York Life Investments is responsible for compensating the Trust’s officers, except for a portion of the salary of the Trust’s Chief Compliance Officer.  The Board recognized that New York Life Investments provides certain other non-advisory services to each Portfolio and has over time provided an increasingly broad array of non-advisory services to the New York Life Investments Group of Funds as a result of regulatory and other developments.
The Board also examined the range, and the nature, extent and quality, of the investment advisory services that New York Life Investments and each Subadvisor provides to the applicable Portfolio(s) and considered the terms of each of the Advisory Agreements.  The Board evaluated New York Life Investments’ and each Subadvisor’s experience and performance in serving as investment adviser or subadvisor, respectively, to the applicable Portfolio(s) and advising other portfolios and New York Life Investments’ and each Subadvisor’s track record and experience in
41

providing investment advisory services as well as the experience of investment advisory and other senior personnel at New York Life Investments and each Subadvisor.  The Board considered New York Life Investments’ and each Subadvisor’s overall resources, legal and compliance environment, capabilities, reputation, financial condition and history.  In addition to information provided in connection with quarterly meetings with the Trust’s Chief Compliance Officer, the Board considered information regarding the compliance policies and procedures of New York Life Investments and each Subadvisor.  The Board also considered New York Life Investments’ and each Subadvisor’s ability to recruit and retain qualified investment professionals and willingness to invest in personnel and other resources that may benefit the applicable Portfolio(s).  In this regard, the Board considered the qualifications and experience of each Portfolio’s portfolio manager(s), the number of accounts managed by the portfolio manager(s) and the method for compensating the portfolio manager(s).
Because the NYLI VP Conservative Allocation Portfolio, NYLI VP Moderate Allocation Portfolio, NYLI VP Growth Allocation Portfolio and NYLI VP Equity Allocation Portfolio (together, the “Allocation Portfolios”) invest substantially all their assets in other funds advised by New York Life Investments or its affiliates, the Board considered information from New York Life Investments regarding the investment rationale and process for the allocation among and selection of the underlying funds in which the Allocation Portfolios invest.
In addition, the Board considered information provided by New York Life Investments and each Subadvisor regarding their respective business continuity and disaster recovery plans.
Based on these considerations, among others, the Board concluded that each Portfolio would likely continue to benefit from the nature, extent and quality of these services.
Investment Performance
In evaluating each Portfolio’s investment performance, the Board considered investment performance results over various periods in light of each Portfolio’s investment objective and strategies.  The Board considered investment reports on, and analysis of, each Portfolio’s performance provided to the Board throughout the year, including each Portfolio’s investment performance compared to each Portfolio’s relevant benchmark(s).  With respect to each of the NYLI VP Hedge Multi-Strategy Portfolio and the NYLI VP S&P 500 Index Portfolio, the Board also considered information regarding the Portfolio’s tracking error relative to its benchmark(s). The Board also considered information provided by ISS showing the investment performance of each Portfolio as compared to peer funds.
The Board also took into account its discussions with senior management at New York Life Investments concerning each Portfolio’s investment performance over various periods as well as discussions between a representative(s) of each Subadvisor and the members of the Board’s Investment Committee, which generally occur on an annual basis. The
Board also took into account the following considerations with respect to certain Portfolios:
1. In considering the investment performance of the NYLI VP American Century Sustainable Equity Portfolio, the Board noted that the Portfolio underperformed its peer funds for the one-, five- and ten-year periods ended July 31, 2024, and performed favorably relative to its peer funds for the three-year period ended July 31, 2024.  The Board considered its discussions with representatives from New York Life Investments and American Century Investment Management, Inc. regarding the Portfolio’s investment performance.
2. In considering the investment performance of the NYLI VP Balanced Portfolio, the Board noted that the Portfolio underperformed its peer funds for the one-year period ended July 31, 2024, performed in line with its peer funds for the five- and ten-year periods ended July 31, 2024, and performed favorably relative to its peer funds for the three-year period ended July 31, 2024.  The Board considered its discussions with representatives from New York Life Investments, NYL Investors LLC and Wellington Management Company LLP regarding the Portfolio’s investment performance.
3. In considering the investment performance of the NYLI VP Bond Portfolio, the Board noted that the Portfolio underperformed its peer funds for the three- and five-year periods ended July 31, 2024, and performed in line with its peer funds for the one- and ten-year periods ended July 31, 2024.  The Board considered its discussions with representatives from New York Life Investments and NYL Investors LLC regarding the Portfolio’s investment performance.
4. In considering the investment performance of the NYLI VP Candriam Emerging Markets Equity Portfolio, the Board noted that the Portfolio underperformed its peer funds for the three-, five- and ten-year periods ended July 31, 2024, and performed in line with its peer funds for the one-year period ended July 31, 2024.  The Board considered its discussions with representatives from New York Life Investments and Candriam regarding the Portfolio’s investment performance.
5. In considering the investment performance of the NYLI VP CBRE Global Infrastructure Portfolio, the Board noted that the Portfolio underperformed its peer funds for the five-year period ended July 31, 2024, and performed in line with its peer funds for the one- and three-year periods ended July 31, 2024.  The Board considered its discussions with representatives from New York Life Investments and CBRE Investment Management Listed Real Assets LLC regarding the Portfolio’s investment performance.
6. In considering the investment performance of the NYLI VP Hedge Multi-Strategy Portfolio, the Board noted that the Portfolio underperformed its peer funds for the three-, five- and ten-year periods ended July 31, 2024, and performed in line with its peer funds for the one-year period ended July 31, 2024.  The Board considered its discussions with representatives from New York Life Investments regarding the Portfolio’s investment performance.
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7. In considering the investment performance of the NYLI VP MacKay U.S. Infrastructure Bond Portfolio, the Board noted that the Portfolio underperformed its peer funds for the one-, five- and ten-year periods ended July 31, 2024, and performed favorably relative to its peer funds for the three-year period ended July 31, 2024.  The Board considered its discussions with representatives from New York Life Investments and MacKay Shields LLC regarding the Portfolio’s investment performance.
8. In considering the investment performance of the NYLI VP PineStone International Equity Portfolio, the Board noted that the Portfolio underperformed its peer funds for the one-, three-, five- and ten-year periods ended July 31, 2024.  The Board considered its discussions with representatives from New York Life Investments and PineStone Asset Management Inc. regarding the Portfolio’s investment performance.
9. With respect to the NYLI VP Schroders Mid Cap Opportunities Portfolio, the Board considered its discussions with representatives from New York Life Investments regarding the Portfolio’s investment performance and the Board’s approval of a new subadvisory agreement between New York Life Investments and Schroder Investment Management North America Inc. with respect to the Portfolio and approval to reposition the Portfolio, effective August 12, 2024.
10. In considering the investment performance of the NYLI VP Wellington Small Cap Portfolio, the Board noted that the Portfolio underperformed its peer funds for the three- and five-year periods ended July 31, 2024, and performed favorably relative to its peer funds for the one-year period ended July 31, 2024.  The Board considered its discussions with representatives from New York Life Investments and Wellington Management Company LLP regarding the Portfolio’s investment performance.
Based on these considerations, among others, the Board concluded that its review of each Portfolio’s investment performance and related information supported a determination to approve the continuation of each of the Advisory Agreements.
Costs of the Services Provided, and Profits and Other Benefits Realized, by New York Life Investments and the Subadvisors
Portfolios with Affiliated Subadvisors
The Board considered the costs of the services provided under each of the Advisory Agreements.  The Board also considered the profitability of New York Life Investments and its affiliates, including each Affiliated Subadvisor, due to their relationships with the applicable Portfolio(s) as well as of New York Life Investments and its affiliates due to their relationships with the New York Life Investments Group of Funds.  Because each Affiliated Subadvisor is an affiliate of New York Life Investments whose subadvisory fee is paid by New York Life Investments, not the applicable Portfolio(s), the Board considered cost and profitability information for New York Life Investments and each Affiliated Subadvisor in the aggregate.
In addition, the Board acknowledged the difficulty in obtaining reliable comparative data about mutual fund managers’ profitability because such information generally is not publicly available and may be impacted by numerous factors, including the structure of a fund manager’s organization, the types of funds it manages, the methodology used to allocate certain fixed costs to specific funds and the manager’s capital structure and costs of capital.
In evaluating the costs of the services provided by New York Life Investments and each Affiliated Subadvisor, and profitability of New York Life Investments and its affiliates, including each Affiliated Subadvisor, due to their relationships with the applicable Portfolio(s), the Board considered, among other factors, New York Life Investments’ and its affiliates’, including each Affiliated Subadvisor’s, continuing investments in, or willingness to invest in, personnel and other resources that may support and further enhance the management of such Portfolio(s), and that New York Life Investments is responsible for paying the subadvisory fee for such Portfolio(s).  The Board also considered the financial resources of New York Life Investments and each Affiliated Subadvisor and acknowledged that New York Life Investments and each Affiliated Subadvisor must be in a position to recruit and retain experienced professional personnel and to maintain a strong financial position for New York Life Investments and each Affiliated Subadvisor to continue to provide high-quality services to the applicable Portfolio(s).  The Board recognized that each Portfolio benefits from the allocation of certain fixed costs among the funds in the New York Life Investments Group of Funds, among other expected benefits resulting from its relationship with New York Life Investments.
The Board considered information regarding New York Life Investments’ methodology for calculating profitability and allocating costs provided by New York Life Investments in connection with the fund profitability analysis presented to the Board.  The Board concluded that New York Life Investments’ methods for allocating costs and procedures for estimating overall profitability of the relationship with the funds in the New York Life Investments Group of Funds were reasonable.  The Board recognized the difficulty in calculating and evaluating a manager’s profitability with respect to each Portfolio and considered that other profitability methodologies may also be reasonable.
The Board also considered certain fall-out benefits that may be realized by New York Life Investments and its affiliates, including each Affiliated Subadvisor, due to their relationships with the applicable Portfolio(s), including reputational and other indirect benefits.  The Board recognized, for example, the benefits to certain Affiliated Subadvisors from legally permitted “soft-dollar” arrangements by which brokers provide research and other services to each such Affiliated Subadvisor in exchange for commissions paid by the applicable Portfolio(s) with respect to trades in such Portfolio(s)’s portfolio securities.  In addition, except with respect to the NYLI VP U.S. Government Money Market Portfolio, the Board considered its review of the management agreement for a money market fund advised by New York Life Investments and an Affiliated Subadvisor that serves as an investment option for each Portfolio, including the potential rationale for and costs associated with investments in this money market fund by each Portfolio, if any, and considered information from New York Life Investments that the nature and type of specific
43

investment advisory services provided to this money market fund are distinct from, or in addition to, the investment advisory services provided to each Portfolio.  In addition, the Board considered the potential dividend received tax deduction for insurance company affiliates of New York Life Investments from each Portfolio’s securities lending activity.
The Board noted that each Portfolio serves as an investment option primarily under variable contracts issued by affiliates of New York Life Investments that would receive fees under those contracts.  The Board observed that, in addition to fees earned by New York Life Investments under the Management Agreement for managing each Portfolio, New York Life Investments’ affiliates also earn revenues from serving each Portfolio in various other capacities, including as each Portfolio’s distributor, and insurance companies affiliated with New York Life Investments would be entitled to receive fees from each applicable Portfolio under a distribution and service plan adopted pursuant to Rule 12b-1 under the 1940 Act.  The Board considered information about these other revenues in the context of the profitability of the relationship with each Portfolio to New York Life Investments and its affiliates.  The Board noted that, although it assessed the overall profitability of the relationship with each Portfolio to New York Life Investments and its affiliates as part of the contract review process, when considering the reasonableness of the fee paid to New York Life Investments under the Management Agreement, the Board considered the profitability of New York Life Investments’ relationship with each Portfolio on a pre-tax basis and without regard to distribution expenses incurred by New York Life Investments from its own resources.
After evaluating the information deemed relevant by the Trustees, the Board concluded that any profits realized by New York Life Investments and its affiliates, including each Affiliated Subadvisor, due to their relationships with the applicable Portfolio(s) were not excessive and other expected benefits that may accrue to New York Life Investments and its affiliates, including each Affiliated Subadvisor, are reasonable.
Portfolios with one or more Unaffiliated Subadvisors (except for the NYLI VP Dimensional U.S. Equity Portfolio and NYLI VP Schroders Mid Cap Opportunities Portfolio)
The Board considered the costs of the services provided under each of the Advisory Agreements.  The Board also considered the profitability of New York Life Investments and its affiliates and each Unaffiliated Subadvisor due to their relationships with the applicable Portfolio(s) as well as of New York Life Investments and its affiliates due to their relationships with the New York Life Investments Group of Funds.  With respect to the profitability of each Unaffiliated Subadvisor’s relationship with the applicable Portfolio(s), the Board considered information from New York Life Investments that each Unaffiliated Subadvisor’s subadvisory fee reflected an arm’s-length negotiation and that this fee is paid by New York Life Investments, not the applicable Portfolio(s), and the relevance of each Unaffiliated Subadvisor’s profitability was considered by the Trustees in that context.  On this basis, the Board primarily considered the costs and profitability for New York Life Investments and its affiliates with respect to the applicable Portfolio(s).
In addition, the Board acknowledged the difficulty in obtaining reliable comparative data about mutual fund managers’ profitability because such information generally is not publicly available and may be impacted by numerous factors, including the structure of a fund manager’s organization, the types of funds it manages, the methodology used to allocate certain fixed costs to specific funds and the manager’s capital structure and costs of capital.
In evaluating the costs of the services provided by New York Life Investments and each Unaffiliated Subadvisor, and profitability of New York Life Investments and its affiliates and each Unaffiliated Subadvisor due to their relationships with the applicable Portfolio(s), the Board considered, among other factors, New York Life Investments’ and its affiliates’ and each Unaffiliated Subadvisor’s continuing investments in, or willingness to invest in, personnel and other resources that may support and further enhance the management of such Portfolio(s), and that New York Life Investments is responsible for paying the subadvisory fee for such Portfolio(s).  The Board also considered the financial resources of New York Life Investments and each Unaffiliated Subadvisor and acknowledged that New York Life Investments and each Unaffiliated Subadvisor must be in a position to recruit and retain experienced professional personnel and to maintain a strong financial position for New York Life Investments and the Unaffiliated Subadvisor to continue to provide high-quality services to the applicable Portfolio(s).  The Board recognized that each Portfolio benefits from the allocation of certain fixed costs among the funds in the New York Life Investments Group of Funds, among other expected benefits resulting from its relationship with New York Life Investments.
The Board considered information regarding New York Life Investments’ methodology for calculating profitability and allocating costs provided by New York Life Investments in connection with the fund profitability analysis presented to the Board.  The Board concluded that New York Life Investments’ methods for allocating costs and procedures for estimating overall profitability of the relationship with the funds in the New York Life Investments Group of Funds were reasonable.  The Board recognized the difficulty in calculating and evaluating a manager’s profitability with respect to each Portfolio and considered that other profitability methodologies may also be reasonable.
The Board also considered certain fall-out benefits that may be realized by New York Life Investments and its affiliates and each Unaffiliated Subadvisor and its affiliates due to their relationships with the applicable Portfolio(s), including reputational and other indirect benefits.  The Board recognized, for example, the benefits to certain Unaffiliated Subadvisors from legally permitted “soft-dollar” arrangements by which brokers provide research and other services to each such Unaffiliated Subadvisor in exchange for commissions paid by the applicable Portfolio(s) with respect to trades in such Portfolio(s)’s portfolio securities.  In this regard, the Board also requested and considered information from New York Life Investments concerning other material business relationships between each Unaffiliated Subadvisor and its affiliates and New York Life Investments and its affiliates. The Board further considered the existence of a strategic partnership between New York Life Investments and each of
44

CBRE Investment Management Listed Real Assets LLC, Epoch Investment Partners, Inc., PineStone Asset Management Inc., Wellington Management Company LLP and Winslow Capital Management, LLC that relates to certain current and future products and represents a potential conflict of interest associated with New York Life Investments’ recommendation to approve the continuation of the applicable Subadvisory Agreements. In addition, the Board considered its review of the management agreement for a money market fund advised by New York Life Investments and an Affiliated Subadvisor that serves as an investment option for each Portfolio, including the potential rationale for and costs associated with investments in this money market fund by each Portfolio, if any, and considered information from New York Life Investments that the nature and type of specific investment advisory services provided to this money market fund are distinct from, or in addition to, the investment advisory services provided to each Portfolio.  In addition, the Board considered the potential dividend received tax deduction for insurance company affiliates of New York Life Investments from each Portfolio’s securities lending activity.
The Board noted that each Portfolio serves as an investment option primarily under variable contracts issued by affiliates of New York Life Investments that would receive fees under those contracts.  The Board observed that, in addition to fees earned by New York Life Investments under the Management Agreement for managing each Portfolio, New York Life Investments’ affiliates also earn revenues from serving each Portfolio in various other capacities, including as each Portfolio’s distributor, and insurance companies affiliated with New York Life Investments would be entitled to receive fees from each Portfolio under a distribution and service plan adopted pursuant to Rule 12b-1 under the 1940 Act.  The Board considered information about these other revenues in the context of the profitability of the relationship with each Portfolio to New York Life Investments and its affiliates.  The Board noted that, although it assessed the overall profitability of the relationship with each Portfolio to New York Life Investments and its affiliates as part of the contract review process, when considering the reasonableness of the fee paid to New York Life Investments under the Management Agreement, the Board considered the profitability of New York Life Investments’ relationship with each Portfolio on a pre-tax basis and without regard to distribution expenses incurred by New York Life Investments from its own resources.
After evaluating the information deemed relevant by the Trustees, the Board concluded that any profits realized by New York Life Investments and its affiliates due to their relationships with the applicable Portfolio(s) were not excessive, other expected benefits that may accrue to New York Life Investments and its affiliates are reasonable and other expected benefits that may accrue to each Unaffiliated Subadvisor and its affiliates are consistent with those expected for a subadvisor to a mutual fund.  With respect to each Unaffiliated Subadvisor, the Board considered that any profits realized by such Unaffiliated Subadvisor due to its relationship with the applicable Portfolio(s) are the result of arm’s-length negotiations between New York Life Investments and such Unaffiliated Subadvisor, acknowledging that any such profits are based on the subadvisory fee paid to such Unaffiliated Subadvisor by New York Life Investments, not the applicable Portfolio(s).
Allocation Portfolios, NYLI VP Dimensional U.S. Equity Portfolio, NYLI VP Hedge Multi-Strategy Portfolio, NYLI VP Schroders Mid Cap Opportunities Portfolio and NYLI VP S&P 500 Index Portfolio
The Board considered the costs of the services provided under the Management Agreement.  The Board also considered the profitability of New York Life Investments and its affiliates due to their relationships with each Portfolio as well as of New York Life Investments and its affiliates due to their relationships with the New York Life Investments Group of Funds.
In addition, the Board acknowledged the difficulty in obtaining reliable comparative data about mutual fund managers’ profitability because such information generally is not publicly available and may be impacted by numerous factors, including the structure of a fund manager’s organization, the types of funds it manages, the methodology used to allocate certain fixed costs to specific funds and the manager’s capital structure and costs of capital.
In evaluating the costs of the services provided by New York Life Investments, and profitability of New York Life Investments and its affiliates due to their relationships with each Portfolio, the Board considered, among other factors, New York Life Investments’ and its affiliates’ continuing investments in, or willingness to invest in, personnel and other resources that may support and further enhance the management of each Portfolio.  The Board also considered the financial resources of New York Life Investments and acknowledged that New York Life Investments must be in a position to recruit and retain experienced professional personnel and to maintain a strong financial position for New York Life Investments to continue to provide high-quality services to each Portfolio.  The Board recognized that each Portfolio benefits from the allocation of certain fixed costs among the funds in the New York Life Investments Group of Funds, among other expected benefits resulting from its relationship with New York Life Investments.
The Board considered information regarding New York Life Investments’ methodology for calculating profitability and allocating costs provided by New York Life Investments in connection with the fund profitability analysis presented to the Board.  The Board concluded that New York Life Investments’ methods for allocating costs and procedures for estimating overall profitability of the relationship with the funds in the New York Life Investments Group of Funds were reasonable.  The Board recognized the difficulty in calculating and evaluating a manager’s profitability with respect to each Portfolio and considered that other profitability methodologies may also be reasonable.
The Board also considered certain fall-out benefits that may be realized by New York Life Investments and its affiliates due to their relationships with each Portfolio, including reputational and other indirect benefits.  In addition, the Board considered its review of the management agreement for a money market fund advised by New York Life Investments and an Affiliated Subadvisor that serves as an investment option for each
45

Portfolio, including the potential rationale for and costs associated with investments in this money market fund by each Portfolio, if any, and considered information from New York Life Investments that the nature and type of specific investment advisory services provided to this money market fund are distinct from, or in addition to, the investment advisory services provided to each Portfolio.  In addition, the Board considered the potential dividend received tax deduction for insurance company affiliates of New York Life Investments from each Portfolio’s securities lending activity.
The Board noted that each Portfolio serves as an investment option primarily under variable contracts issued by affiliates of New York Life Investments that would receive fees under those contracts.  The Board observed that, in addition to fees earned by New York Life Investments under the Management Agreement for managing each Portfolio, New York Life Investments’ affiliates also earn revenues from serving each Portfolio in various other capacities, including as each Portfolio’s distributor, and insurance companies affiliated with New York Life Investments would be entitled to receive fees from each Portfolio under a distribution and service plan adopted pursuant to Rule 12b-1 under the 1940 Act.  The Board considered information about these other revenues in the context of the profitability of the relationship with each Portfolio to New York Life Investments and its affiliates.  The Board noted that, although it assessed the overall profitability of the relationship with each Portfolio to New York Life Investments and its affiliates as part of the contract review process, when considering the reasonableness of the fee paid to New York Life Investments under the Management Agreement, the Board considered the profitability of New York Life Investments’ relationship with each Portfolio on a pre-tax basis and without regard to distribution expenses incurred by New York Life Investments from its own resources.
The Board noted that the Allocation Portfolios do not pay a management fee for the allocation and other management services provided by New York Life Investments under the Management Agreement but that shareholders of the Allocation Portfolios indirectly pay their pro rata share of the fees and expenses of the underlying funds in which the Allocation Portfolios invest.  The Board considered that the Allocation Portfolios’ investments in underlying funds managed by New York Life Investments or its affiliates indirectly benefit New York Life Investments or its affiliates.  The Board noted that it considers the profits realized by New York Life Investments and its affiliates with respect to the underlying New York Life Investments Funds as part of the annual contract review process for those funds.
After evaluating the information deemed relevant by the Trustees, the Board concluded that any profits realized by New York Life Investments and its affiliates due to their relationships with each Portfolio were not excessive.
Management and Subadvisory Fees and Total Ordinary Operating Expenses
The Board evaluated the reasonableness of the fee paid under each of the Advisory Agreements and each Portfolio’s total ordinary operating expenses.  With respect to the management fee and subadvisory fee for each Portfolio with one of more Subadvisors, the Board primarily considered the reasonableness of the management fee paid by the Portfolio to New York Life Investments because the subadvisory fee paid to each Subadvisor is paid by New York Life Investments, not the Portfolio.  The Board also considered the reasonableness of the subadvisory fee paid by New York Life Investments and the amount of the management fee retained by New York Life Investments with respect to each Portfolio with one or more Subadvisors.
In assessing the reasonableness of each Portfolio’s fees and expenses, the Board primarily considered comparative data provided by ISS on the fees and expenses of similar mutual funds managed by other investment advisers.  The Board considered New York Life Investments’ process for monitoring and addressing potential conflicts of interest in the selection of underlying funds.  In addition, the Board considered information provided by New York Life Investments and each Subadvisor on fees charged to other investment advisory clients, including institutional separate accounts and/or other funds, that follow investment strategies similar to those of the applicable Portfolio(s), if any.  The Board considered the contractual management fee schedule for each Portfolio as compared to those for such other investment advisory clients, taking into account the rationale for differences in fee schedules.  The Board also took into account information provided by New York Life Investments about the more extensive scope of services provided to registered investment companies, such as each Portfolio, as compared with other investment advisory clients.  Additionally, the Board considered the impact of contractual breakpoints, voluntary waivers and/or expense limitation arrangements, as applicable, on each Portfolio’s net management fee and expenses.  The Board also considered that in proposing fees for each Portfolio, New York Life Investments considers the competitive marketplace for mutual funds.
The Board also took into account the following considerations with respect to certain Portfolios:
1. With respect to the NYLI VP CBRE Global Infrastructure Portfolio, the Board considered its discussions with representatives from New York Life Investments regarding the total net expenses paid by the Portfolio.
2. With respect to the NYLI VP Winslow Large Cap Growth Portfolio, the Board considered its discussions with representatives from New York Life Investments regarding the management fee paid by the Portfolio.
3. With respect to the NYLI VP Hedge Multi-Strategy Portfolio, the Board considered its discussions with representatives from New York Life Investments regarding the management fee paid by the Portfolio.
Because the Allocation Portfolios do not pay a management fee to New York Life Investments, the Board considered the reasonableness of fees and expenses the Allocation Portfolios indirectly pay by investing in underlying funds that charge a management fee.  Additionally, because the Allocation Portfolios invest substantially all their assets in other funds advised by New York Life Investments or its affiliates, the Board also considered information provided by New York Life Investments regarding the fees and expenses associated with the Allocation Portfolios’
46

investments in other funds, including New York Life Investments’ finding that the applicable Allocation Portfolio’s fees and expenses do not duplicate the fees and expenses of the corresponding acquired fund (when required by Rule 12d1-4 under the 1940 Act).   Because the NYLI VP Hedge Multi-Strategy Portfolio invests primarily in ETFs, the Board also considered information provided by New York Life Investments regarding the fees and expenses associated with the Portfolio’s investments in ETFs, including New York Life Investments’ finding that the Portfolio’s fees and expenses do not duplicate the fees and expenses of the corresponding acquired ETF (when required by Rule 12d1-4 under the 1940 Act).
Additionally, with respect to the NYLI VP MacKay Convertible Portfolio, the Board noted that NYLIM Service Company LLC, an affiliate of New York Life Investments, serves as the transfer agent and dividend disbursing agent for the Service Class and Service 2 Class Shares of the Portfolio but that the Service Class and Service 2 Class Shares do not incur any fees for these services.
The Board further noted that, in certain prior years, New York Life Investments had provided support to the NYLI VP Government U.S. Money Market Portfolio in the form of voluntary waivers and/or reimbursements of fees and expenses in order to maintain a positive yield.
Based on the factors outlined above, among other considerations, the Board concluded that each Portfolio’s management fee and total ordinary operating expenses are within a range that is competitive and support a conclusion that these fees and expenses are reasonable.
Economies of Scale
The Board considered information regarding economies of scale, including whether economies of scale may exist with respect to each Portfolio and whether each Portfolio’s management fee and expense structure permits economies of scale, if any, to be appropriately shared with each Portfolio’s shareholders.  The Board also considered a report from New York Life Investments, previously prepared at the request of the Board, that addressed economies of scale, including with respect to the mutual fund business generally, and the various ways in which the benefits of economies of scale may be shared with the funds in the New York Life Investments Group of Funds.  Although the Board recognized the difficulty of determining economies of scale with precision, the Board acknowledged that economies of scale may be shared with each Portfolio in a number of ways, including, for example, through the imposition of fee breakpoints, initially setting management fee rates at scale or making additional investments to enhance the services provided to each Portfolio.  The Board reviewed information from New York Life Investments showing how each Portfolio’s management fee schedule compared to fee schedules of other funds and accounts managed by New York Life Investments.  The Board also reviewed information from ISS showing how each Portfolio’s management fee schedule compared with fees paid for similar services by peer funds at varying asset levels.  The Board noted that the Allocation Portfolios do not pay a management fee and that the Board separately considers economies of scale as part of its review of the management agreements of underlying New York Life Investments Funds in which the Allocation Portfolios invest and the benefit of any breakpoints in the management fee schedules for the underlying New York Life Investments Funds would pass through to shareholders of the Allocation Portfolios at the specified levels of underlying New York Life Investments Fund assets.
Based on this information, the Board concluded that economies of scale, if any, are appropriately shared for the benefit of each Portfolio’s shareholders through the Portfolio’s management fee and expense structure and other methods to share benefits from economies of scale.
Conclusion
On the basis of the information and factors summarized above, among other information and factors deemed relevant by the Trustees, and the evaluation thereof on a Portfolio-by-Portfolio basis, the Board, including the Independent Trustees voting separately, unanimously voted to approve the continuation of each of the Advisory Agreements for each applicable Portfolio.
1    Candriam, MacKay Shields LLC and NYL Investors LLC are referred to herein as the “Affiliated Subadvisors.” American Century Investment Management, Inc., Brown Advisory LLC, CBRE Investment Management Listed Real Assets LLC, Epoch Investment Partners, Inc., FIAM LLC, Janus Henderson Investors US LLC, Newton Investment Management North America, LLC, Pacific Investment Management Company LLC, PineStone Asset Management Inc., Segall Bryant & Hamill, LLC, Wellington Management Company LLP and Winslow Capital Management, LLC are referred to herein as the “Unaffiliated Subadvisors.”
“New York Life Investments” is both a service mark, and the common trade name, of certain investment advisors affiliated with New York Life Insurance Company. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
47

NYLI VP Hedge Multi-Strategy Portfolio
(formerly known as MainStay VP Hedge Multi-Strategy Portfolio)

Annual Report - Financial Statements and Other Information
December 31, 2024

Portfolio of Investments December 31, 2024†^
	Shares	Value
Exchange-Traded Funds 91.8%
Alternative 7.7%
Affiliated Investment Company 3.9%
NYLI Merger Arbitrage ETF (a)	276,129	$ 9,101,212
Derivative Income Fund 0.6%
JPMorgan Equity Premium Income ETF	22,659	1,303,572
Managed Futures Funds 1.3%
iMGP DBi Managed Futures Strategy ETF	68,937	1,803,392
KraneShares Mount Lucas Managed Futures Index Strategy ETF	25,040	703,624
Simplify Managed Futures Strategy ETF (b)	21,615	602,843
		3,109,859
Merger Arbitrage Fund 1.0%
AltShares Merger Arbitrage ETF	88,791	2,444,416
Private Equity Replication Fund 0.9%
Invesco Global Listed Private Equity ETF	32,421	2,164,750
Total Alternative (Cost $17,495,215)		18,123,809
Bonds 54.8%
Bank Loan Funds 4.5%
Invesco Senior Loan ETF	263,178	5,545,161
SPDR Blackstone Senior Loan ETF	117,251	4,892,884
		10,438,045
Convertible Bond Funds 10.8%
iShares Convertible Bond ETF	107,907	9,168,858
SPDR Bloomberg Convertible Securities ETF (b)	207,139	16,134,057
		25,302,915
Floating Rate—Investment Grade Funds 22.7%
iShares Floating Rate Bond ETF (b)	794,514	40,424,872
SPDR Bloomberg Investment Grade Floating Rate ETF	416,148	12,788,228
		53,213,100
Municipal Bond Funds 5.1%
iShares National Muni Bond ETF (b)	59,924	6,384,902
Vanguard Tax-Exempt Bond Index ETF	112,474	5,638,322
		12,023,224
	Shares	Value

Short Duration Fund 2.7%
Vanguard Short-Term Treasury ETF	109,349	$ 6,361,925
Treasury Inflation Protected Security Funds 9.0%
iShares 0-5 Year TIPS Bond ETF	84,374	8,488,024
Vanguard Short-Term Inflation-Protected Securities ETF	263,043	12,736,542
		21,224,566
Total Bonds (Cost $123,923,307)		128,563,775
Commodities 4.2%
Agriculture Fund 2.7%
Invesco DB Agriculture Fund	237,903	6,325,841
Broad Fund 1.5%
Invesco Optimum Yield Diversified Commodity Strategy No. K-1 ETF	271,685	3,529,188
Total Commodities (Cost $9,295,262)		9,855,029
Equities 25.1%
Emerging Equity Funds 6.0%
Invesco India ETF (b)	3,332	85,866
iShares Core MSCI Emerging Markets ETF	97,454	5,089,048
iShares MSCI India ETF (b)	72,744	3,829,244
Vanguard FTSE Emerging Markets ETF	115,380	5,081,335
		14,085,493
International Equity Core Funds 6.2%
iShares Core MSCI EAFE ETF	96,179	6,759,460
Vanguard FTSE Developed Markets ETF (b)	161,723	7,733,594
		14,493,054
Japan Equity Funds 0.2%
Franklin FTSE Japan ETF (b)	2,822	80,737
JPMorgan BetaBuilders Japan ETF	8,011	439,724
		520,461
U.S. Large Cap Core Funds 2.3%
Financial Select Sector SPDR Fund	57,392	2,773,755
Materials Select Sector SPDR Fund (b)	14,831	1,247,880
Vanguard Financials ETF (b)	5,679	670,520
Vanguard Materials ETF (b)	3,732	701,019
		5,393,174

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
3

Portfolio of Investments December 31, 2024†^ (continued)
	Shares	Value
Equities (continued)
U.S. Mid Cap Core Funds 1.0%
iShares Core S&P Mid-Cap ETF	21,400	$ 1,333,434
Vanguard Mid-Cap ETF	3,880	1,024,824
		2,358,258
U.S. Momentum Funds 4.1%
Invesco S&P 500 Quality ETF (b)	9,619	644,761
iShares MSCI USA Momentum Factor ETF (b)	29,867	6,180,080
iShares MSCI USA Quality Factor ETF	15,627	2,782,856
		9,607,697
U.S. Preferred Funds 3.1%
Global X U.S. Preferred ETF	51,264	1,000,161
iShares Preferred & Income Securities ETF (b)	195,712	6,153,185
		7,153,346
U.S. Small Cap Core Funds 2.2%
iShares Core S&P Small-Cap ETF	40,011	4,610,068
SPDR Portfolio S&P 600 Small-Cap ETF	14,175	636,741
		5,246,809
Total Equities (Cost $57,313,966)		58,858,292
Total Exchange-Traded Funds (Cost $208,027,750)		215,400,905
Exchange-Traded Vehicles 7.8%
Commodities 0.6%
Broad Fund 0.3%
iShares GSCI Commodity Dynamic Roll Strategy ETF	30,418	769,880
Silver Funds 0.3%
abrdn Standard Physical Silver Shares ETF (a)	2,303	63,493
iShares Silver Trust (a)	23,875	628,629
		692,122
Total Commodities (Cost $1,590,737)		1,462,002
	Shares	Value
Currency 7.2%
U.S. Dollar Fund 7.2%
Invesco DB U.S. Dollar Index Bullish Fund	575,184	$ 16,921,913
Total Exchange-Traded Vehicles (Cost $17,129,723)		18,383,915

Short-Term Investments 11.8%
Affiliated Investment Company 0.6%
NYLI U.S. Government Liquidity Fund, 4.31% (c)	1,245,807	1,245,807
Unaffiliated Investment Companies 11.2%
BlackRock Liquidity FedFund, 4.45% (c)(d)	5,000,000	5,000,000
Invesco Government & Agency Portfolio, 4.48% (c)(d)	16,299,157	16,299,157
Morgan Stanley Institutional Liquidity Fund Government Portfolio, 4.51% (c)(d)	5,000,000	5,000,000
Total Unaffiliated Investment Companies (Cost $26,299,157)		26,299,157
Total Short-Term Investments (Cost $27,544,964)		27,544,964
Total Investments (Cost $252,702,437)	111.4%	261,329,784
Other Assets, Less Liabilities	(11.4)	(26,695,929)
Net Assets	100.0%	$ 234,633,855

†	Percentages indicated are based on Portfolio net assets.
^	Industry classifications may be different than those used for compliance monitoring purposes.
(a)	Non-income producing security.
(b)	All or a portion of this security was held on loan. As of December 31, 2024, the aggregate market value of securities on loan was $28,395,463; the total market value of collateral held by the Portfolio was $29,189,206. The market value of the collateral held included non-cash collateral in the form of U.S. Treasury securities with a value of $2,890,049. The Portfolio received cash collateral with a value of $26,299,157. (See Note 2(H))
(c)	Current yield as of December 31, 2024.
(d)	Represents a security purchased with cash collateral received for securities on loan.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
4	NYLI VP Hedge Multi-Strategy Portfolio

Investments in Affiliates (in 000's)
Investments in issuers considered to be affiliate(s) of the Portfolio during the year ended December 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Investment Companies	Value, Beginning of Year	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Year	Dividend Income	Other Distributions	Shares End of Year
NYLI Merger Arbitrage ETF	$ 12,160	$ 2,415	$ (5,945)	$ 116	$ 355	$ 9,101	$ —	$ —	276
NYLI U.S. Government Liquidity Fund	2,889	34,385	(36,028)	—	—	1,246	44	—	1,246
	$15,049	$36,800	$(41,973)	$116	$355	$10,347	$44	$—
Swap Contracts
Open OTC total return equity swap contracts as of December 31, 2024 were as follows1:
Swap Counterparty	Reference Obligation	Floating Rate[2]	Termination Date(s)	Payment Frequency Paid/ Received	Notional Amount Long/ (Short) (000)[3]	Unrealized Appreciation/ (Depreciation)[4]
Bank of America Merrill Lynch	AGF US Market Neutral Anti-Beta Fund	Federal Funds Composite Interest Rate	3/2/26	Monthly	(3,038)	$ —
Morgan Stanley & Co.	AGF US Market Neutral Anti-Beta Fund	Federal Fund Rate minus 9.08%	9/16/25	Monthly	(3,038)	—
Bank of America Merrill Lynch	AltShares Merger Arbitrage ETF	Federal Funds Composite Interest Rate plus 0.50%	3/2/26	Monthly	107	—
Morgan Stanley & Co.	AltShares Merger Arbitrage ETF	Federal Fund Rate plus 0.50%	9/16/25	Monthly	107	—
Bank of America Merrill Lynch	Financial Select Sector SPDR Fund	Federal Funds Composite Interest Rate plus 0.50%	3/2/26	Monthly	122	—
Morgan Stanley & Co.	Financial Select Sector SPDR Fund	Federal Fund Rate plus 0.50%	9/16/25	Monthly	122	—
Bank of America Merrill Lynch	Franklin FTSE Japan ETF	Federal Funds Composite Interest Rate plus 0.50%	3/2/26	Monthly	4	—
Morgan Stanley & Co.	Franklin FTSE Japan ETF	Federal Fund Rate plus 0.50%	9/16/25	Monthly	4	—
Bank of America Merrill Lynch	Global X U.S. Preferred ETF	Federal Funds Composite Interest Rate plus 0.50%	3/2/26	Monthly	44	—
Morgan Stanley & Co.	Global X U.S. Preferred ETF	Federal Fund Rate plus 0.50%	9/16/25	Monthly	44	—
Bank of America Merrill Lynch	iMGP DBi Managed Futures Strategy ETF	Federal Funds Composite Interest Rate plus 0.50%	3/2/26	Monthly	83	—
Morgan Stanley & Co.	iMGP DBi Managed Futures Strategy ETF	Federal Fund Rate plus 0.50%	9/16/25	Monthly	83	—
Bank of America Merrill Lynch	Invesco DB Agriculture Fund	Federal Funds Composite Interest Rate plus 0.50%	3/2/26	Monthly	269	—
Morgan Stanley & Co.	Invesco DB Agriculture Fund	Federal Fund Rate plus 0.64%	9/16/25	Monthly	269	—
Bank of America Merrill Lynch	Invesco DB U.S. Dollar Index Bullish Fund	Federal Funds Composite Interest Rate plus 0.50%	3/2/26	Monthly	720	—
Morgan Stanley & Co.	Invesco DB U.S. Dollar Index Bullish Fund	Federal Fund Rate plus 0.67%	9/16/25	Monthly	720	—
Bank of America Merrill Lynch	Invesco Exchange-Traded Fund Trust - Invesco S&P 500 Quality ETF	Federal Funds Composite Interest Rate plus 0.50%	3/2/26	Monthly	24	—
Morgan Stanley & Co.	Invesco Exchange-Traded Fund Trust - Invesco S&P 500 Quality ETF	Federal Fund Rate plus 0.50%	9/16/25	Monthly	24	—
Bank of America Merrill Lynch	Invesco Global Listed Private Equity ETF	Federal Funds Composite Interest Rate plus 0.50%	3/2/26	Monthly	92	—
Morgan Stanley & Co.	Invesco Global Listed Private Equity ETF	Federal Fund Rate plus 0.50%	9/16/25	Monthly	92	—
Bank of America Merrill Lynch	Invesco India Exchange-Traded Fund Trust	Federal Funds Composite Interest Rate plus 0.50%	3/2/26	Monthly	4	—
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
5

Portfolio of Investments December 31, 2024†^ (continued)
Swap Counterparty	Reference Obligation	Floating Rate[2]	Termination Date(s)	Payment Frequency Paid/ Received	Notional Amount Long/ (Short) (000)[3]	Unrealized Appreciation/ (Depreciation)[4]
Morgan Stanley & Co.	Invesco India Exchange-Traded Fund Trust	Federal Fund Rate plus 0.50%	9/16/25	Monthly	4	$ —
Bank of America Merrill Lynch	Invesco Optimum Yield Diversified Commodity Strategy No. K-1 ETF	Federal Funds Composite Interest Rate plus 0.50%	3/2/26	Monthly	156	—
Morgan Stanley & Co.	Invesco Optimum Yield Diversified Commodity Strategy No. K-1 ETF	Federal Fund Rate plus 0.50%	9/16/25	Monthly	156	—
Bank of America Merrill Lynch	Invesco Senior Loan ETF	Federal Funds Composite Interest Rate plus 0.50%	3/2/26	Monthly	236	—
Morgan Stanley & Co.	Invesco Senior Loan ETF	Federal Fund Rate plus 0.50%	9/16/25	Monthly	236	—
Bank of America Merrill Lynch	iShares 0-3 Month Treasury Bond ETF	Federal Funds Composite Interest Rate	3/2/26	Monthly	(851)	—
Morgan Stanley & Co.	iShares 0-3 Month Treasury Bond ETF	Federal Fund Rate minus 0.68%	9/16/25	Monthly	(851)	—
Bank of America Merrill Lynch	iShares 0-5 Year TIPS Bond ETF	Federal Funds Composite Interest Rate plus 0.50%	3/2/26	Monthly	361	—
Morgan Stanley & Co.	iShares 0-5 Year TIPS Bond ETF	Federal Fund Rate plus 0.50%	9/16/25	Monthly	361	—
Bank of America Merrill Lynch	iShares Convertible Bond ETF	Federal Funds Composite Interest Rate plus 0.50%	3/2/26	Monthly	390	—
Morgan Stanley & Co.	iShares Convertible Bond ETF	Federal Fund Rate plus 0.50%	9/16/25	Monthly	390	—
Bank of America Merrill Lynch	iShares Core MSCI EAFE ETF	Federal Funds Composite Interest Rate plus 0.50%	3/2/26	Monthly	288	—
Morgan Stanley & Co.	iShares Core MSCI EAFE ETF	Federal Fund Rate plus 0.50%	9/16/25	Monthly	288	—
Bank of America Merrill Lynch	iShares Core MSCI Emerging Markets ETF	Federal Funds Composite Interest Rate plus 0.50%	3/2/26	Monthly	217	—
Morgan Stanley & Co.	iShares Core MSCI Emerging Markets ETF	Federal Fund Rate plus 0.50%	9/16/25	Monthly	217	—
Bank of America Merrill Lynch	iShares Core S&P Mid-Cap ETF	Federal Funds Composite Interest Rate plus 0.50%	3/2/26	Monthly	62	—
Morgan Stanley & Co.	iShares Core S&P Mid-Cap ETF	Federal Fund Rate plus 0.50%	9/16/25	Monthly	62	—
Bank of America Merrill Lynch	iShares Core S&P Small-Cap ETF	Federal Funds Composite Interest Rate plus 0.50%	3/2/26	Monthly	196	—
Morgan Stanley & Co.	iShares Core S&P Small-Cap ETF	Federal Fund Rate plus 0.50%	9/16/25	Monthly	203	—
Bank of America Merrill Lynch	iShares Floating Rate Bond ETF	Federal Funds Composite Interest Rate plus 0.50%	3/2/26	Monthly	1,721	—
Morgan Stanley & Co.	iShares Floating Rate Bond ETF	Federal Fund Rate plus 0.50%	9/16/25	Monthly	1,721	—
Bank of America Merrill Lynch	iShares GSCI Commodity Dynamic Roll Strategy ETF	Federal Funds Composite Interest Rate plus 0.50%	3/2/26	Monthly	34	—
Morgan Stanley & Co.	iShares GSCI Commodity Dynamic Roll Strategy ETF	Federal Fund Rate plus 0.50%	9/16/25	Monthly	34	—
Bank of America Merrill Lynch	iShares International Treasury Bond ETF	Federal Funds Composite Interest Rate	3/2/26	Monthly	(1,157)	—
Morgan Stanley & Co.	iShares International Treasury Bond ETF	Federal Fund Rate minus 23.98%	9/16/25	Monthly	(1,157)	—
Bank of America Merrill Lynch	iShares MSCI India ETF	Federal Funds Composite Interest Rate plus 0.50%	3/2/26	Monthly	169	—
Morgan Stanley & Co.	iShares MSCI India ETF	Federal Fund Rate plus 0.50%	9/16/25	Monthly	169	—
Bank of America Merrill Lynch	iShares MSCI USA Momentum Factor ETF	Federal Funds Composite Interest Rate plus 0.50%	3/2/26	Monthly	263	—
Morgan Stanley & Co.	iShares MSCI USA Momentum Factor ETF	Federal Fund Rate plus 0.50%	9/16/25	Monthly	263	—
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
6	NYLI VP Hedge Multi-Strategy Portfolio

Swap Counterparty	Reference Obligation	Floating Rate[2]	Termination Date(s)	Payment Frequency Paid/ Received	Notional Amount Long/ (Short) (000)[3]	Unrealized Appreciation/ (Depreciation)[4]
Bank of America Merrill Lynch	iShares MSCI USA Quality Factor ETF	Federal Funds Composite Interest Rate plus 0.50%	3/2/26	Monthly	123	$ —
Morgan Stanley & Co.	iShares MSCI USA Quality Factor ETF	Federal Fund Rate plus 0.50%	9/16/25	Monthly	123	—
Bank of America Merrill Lynch	iShares National Muni Bond ETF	Federal Funds Composite Interest Rate plus 0.50%	3/2/26	Monthly	272	—
Morgan Stanley & Co.	iShares National Muni Bond ETF	Federal Fund Rate plus 0.50%	9/16/25	Monthly	272	—
Bank of America Merrill Lynch	iShares Preferred & Income Securities ETF	Federal Funds Composite Interest Rate plus 0.50%	3/2/26	Monthly	262	—
Morgan Stanley & Co.	iShares Preferred & Income Securities ETF	Federal Fund Rate plus 0.50%	9/16/25	Monthly	262	—
Bank of America Merrill Lynch	iShares Silver Trust	Federal Funds Composite Interest Rate plus 0.50%	3/2/26	Monthly	29	—
Morgan Stanley & Co.	iShares Silver Trust	Federal Fund Rate plus 0.50%	9/16/25	Monthly	29	—
Bank of America Merrill Lynch	JPMorgan BetaBuilders Japan ETF	Federal Funds Composite Interest Rate plus 0.50%	3/2/26	Monthly	20	—
Morgan Stanley & Co.	JPMorgan BetaBuilders Japan ETF	Federal Fund Rate plus 0.50%	9/16/25	Monthly	20	—
Bank of America Merrill Lynch	JPMorgan Equity Premium Income ETF	Federal Funds Composite Interest Rate plus 0.50%	3/2/26	Monthly	60	—
Morgan Stanley & Co.	JPMorgan Equity Premium Income ETF	Federal Fund Rate plus 0.50%	9/16/25	Monthly	60	—
Bank of America Merrill Lynch	JPMorgan Nasdaq Equity Premium Income ETF	Federal Funds Composite Interest Rate	3/2/26	Monthly	(798)	—
Morgan Stanley & Co.	JPMorgan Nasdaq Equity Premium Income ETF	Federal Fund Rate minus 0.78%	9/16/25	Monthly	(798)	—
Bank of America Merrill Lynch	KraneShares Mount Lucas Managed Futures Index Strategy ETF	Federal Funds Composite Interest Rate plus 0.50%	3/2/26	Monthly	31	—
Morgan Stanley & Co.	KraneShares Mount Lucas Managed Futures Index Strategy ETF	Federal Fund Rate plus 0.50%	9/16/25	Monthly	31	—
Bank of America Merrill Lynch	Materials Select Sector SPDR Fund	Federal Funds Composite Interest Rate plus 0.50%	3/2/26	Monthly	54	—
Morgan Stanley & Co.	Materials Select Sector SPDR Fund	Federal Fund Rate plus 0.50%	9/16/25	Monthly	54	—
Bank of America Merrill Lynch	NYLI Merger Arbitrage ETF	Federal Funds Composite Interest Rate plus 0.50%	3/2/26	Monthly	387	—
Morgan Stanley & Co.	NYLI Merger Arbitrage ETF	Federal Fund Rate plus 0.50%	9/16/25	Monthly	387	—
Bank of America Merrill Lynch	Simplify Managed Futures Strategy ETF	Federal Funds Composite Interest Rate plus 0.50%	3/2/26	Monthly	24	—
Morgan Stanley & Co.	Simplify Managed Futures Strategy ETF	Federal Fund Rate plus 0.50%	9/16/25	Monthly	24	—
Bank of America Merrill Lynch	SPDR Blackstone Senior Loan ETF	Federal Funds Composite Interest Rate plus 0.50%	3/2/26	Monthly	208	—
Morgan Stanley & Co.	SPDR Blackstone Senior Loan ETF	Federal Fund Rate plus 0.50%	9/16/25	Monthly	208	—
Bank of America Merrill Lynch	SPDR Bloomberg 1-3 Month T-Bill ETF	Federal Funds Composite Interest Rate	3/2/26	Monthly	(1,117)	—
Morgan Stanley & Co.	SPDR Bloomberg 1-3 Month T-Bill ETF	Federal Fund Rate minus 0.73%	9/16/25	Monthly	(1,117)	—
Bank of America Merrill Lynch	SPDR Bloomberg Convertible Securities ETF	Federal Funds Composite Interest Rate plus 0.50%	3/2/26	Monthly	687	—
Morgan Stanley & Co.	SPDR Bloomberg Convertible Securities ETF	Federal Fund Rate plus 0.50%	9/16/25	Monthly	687	—
Bank of America Merrill Lynch	SPDR Bloomberg International Treasury Bond ETF	Federal Funds Composite Interest Rate	3/2/26	Monthly	(2,465)	—
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
7

Portfolio of Investments December 31, 2024†^ (continued)
Swap Counterparty	Reference Obligation	Floating Rate[2]	Termination Date(s)	Payment Frequency Paid/ Received	Notional Amount Long/ (Short) (000)[3]	Unrealized Appreciation/ (Depreciation)[4]
Morgan Stanley & Co.	SPDR Bloomberg International Treasury Bond ETF	Federal Fund Rate minus 9.38%	9/16/25	Monthly	(2,465)	$ —
Bank of America Merrill Lynch	SPDR Bloomberg Investment Grade Floating Rate ETF	Federal Funds Composite Interest Rate plus 0.50%	3/2/26	Monthly	544	—
Morgan Stanley & Co.	SPDR Bloomberg Investment Grade Floating Rate ETF	Federal Fund Rate plus 0.50%	9/16/25	Monthly	544	—
Bank of America Merrill Lynch	SPDR Portfolio S&P 600 Small-Cap ETF	Federal Funds Composite Interest Rate plus 0.50%	3/2/26	Monthly	25	—
Morgan Stanley & Co.	SPDR Portfolio S&P 600 Small-Cap ETF	Federal Fund Rate plus 0.50%	9/16/25	Monthly	25	—
Bank of America Merrill Lynch	United States Natural Gas Fund LP	Federal Funds Composite Interest Rate	3/2/26	Monthly	(663)	—
Morgan Stanley & Co.	United States Natural Gas Fund LP	Federal Fund Rate minus 0.63%	9/16/25	Monthly	(663)	—
Bank of America Merrill Lynch	Vanguard Financials ETF	Federal Funds Composite Interest Rate plus 0.50%	3/2/26	Monthly	28	—
Morgan Stanley & Co.	Vanguard Financials ETF	Federal Fund Rate plus 0.50%	9/16/25	Monthly	28	—
Bank of America Merrill Lynch	Vanguard FTSE Developed Markets ETF	Federal Funds Composite Interest Rate plus 0.50%	3/2/26	Monthly	329	—
Morgan Stanley & Co.	Vanguard FTSE Developed Markets ETF	Federal Fund Rate plus 0.50%	9/16/25	Monthly	329	—
Bank of America Merrill Lynch	Vanguard FTSE Emerging Markets ETF	Federal Funds Composite Interest Rate plus 0.50%	3/2/26	Monthly	216	—
Morgan Stanley & Co.	Vanguard FTSE Emerging Markets ETF	Federal Fund Rate plus 0.50%	9/16/25	Monthly	216	—
Bank of America Merrill Lynch	Vanguard Materials ETF	Federal Funds Composite Interest Rate plus 0.50%	3/2/26	Monthly	29	—
Morgan Stanley & Co.	Vanguard Materials ETF	Federal Fund Rate plus 0.50%	9/16/25	Monthly	29	—
Bank of America Merrill Lynch	Vanguard Mid-Cap ETF	Federal Funds Composite Interest Rate plus 0.50%	3/2/26	Monthly	47	—
Morgan Stanley & Co.	Vanguard Mid-Cap ETF	Federal Fund Rate plus 0.50%	9/16/25	Monthly	47	—
Bank of America Merrill Lynch	Vanguard Short-Term Inflation-Protected Securities ETF	Federal Funds Composite Interest Rate plus 0.50%	3/2/26	Monthly	542	—
Morgan Stanley & Co.	Vanguard Short-Term Inflation-Protected Securities ETF	Federal Fund Rate plus 0.50%	9/16/25	Monthly	542	—
Bank of America Merrill Lynch	Vanguard Short-Term Treasury ETF	Federal Funds Composite Interest Rate plus 0.50%	3/2/26	Monthly	270	—
Morgan Stanley & Co.	Vanguard Short-Term Treasury ETF	Federal Fund Rate plus 0.50%	9/16/25	Monthly	271	—
Bank of America Merrill Lynch	Vanguard Tax-Exempt Bond Index ETF	Federal Funds Composite Interest Rate plus 0.50%	3/2/26	Monthly	240	—
Morgan Stanley & Co.	Vanguard Tax-Exempt Bond Index ETF	Federal Fund Rate plus 0.50%	9/16/25	Monthly	240	—
						$ —

1.	As of December 31, 2024, cash in the amount $580,000 was pledged to brokers for OTC swap contracts.
2.	Portfolio pays or receives the floating rate and receives or pays the total return of the referenced entity.
3.	Notional amounts reflected as a positive value indicate a long position held by the Portfolio or Index and a negative value indicates a short position.
4.	Reflects the value at reset date as of December 31, 2024.

Abbreviation(s):
DB—Deutsche Bank
EAFE—Europe, Australasia and Far East
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
8	NYLI VP Hedge Multi-Strategy Portfolio

ETF—Exchange-Traded Fund
FTSE—Financial Times Stock Exchange
GSCI—Goldman Sachs Commodity Index
MSCI—Morgan Stanley Capital International
SPDR—Standard & Poor’s Depositary Receipt
TIPS—Treasury Inflation-Protected Security
The following is a summary of the fair valuations according to the inputs used as of December 31, 2024, for valuing the Portfolio’s assets:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Exchange-Traded Funds	$ 215,400,905	$ —	$ —	$ 215,400,905
Exchange-Traded Vehicles	18,383,915	—	—	18,383,915
Short-Term Investments
Affiliated Investment Company	1,245,807	—	—	1,245,807
Unaffiliated Investment Companies	26,299,157	—	—	26,299,157
Total Short-Term Investments	27,544,964	—	—	27,544,964
Total Investments in Securities	$ 261,329,784	$ —	$ —	$ 261,329,784

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
9

Statement of Assets and Liabilities as of December 31, 2024
Assets
Investment in unaffiliated securities, at value (identified cost $242,825,465) including securities on loan of $28,395,463	$250,982,765
Investment in affiliated investment companies, at value (identified cost $9,876,972)	10,347,019
Cash	2,372
Cash denominated in foreign currencies (identified cost $4,626)	4,405
Cash collateral on deposit at broker for swap contracts	580,000
Receivables:
Dividends	44,026
Securities lending	28,019
Portfolio shares sold	4,621
Other assets	1,807
Total assets	261,995,034
Liabilities
Cash collateral received for securities on loan	26,299,157
Payables:
Dividends and interest on OTC swaps contracts	530,185
Portfolio shares redeemed	299,189
Manager (See Note 3)	128,417
NYLIFE Distributors (See Note 3)	47,861
Professional fees	30,502
Custodian	16,470
Shareholder communication	3,558
Trustees	8
Accrued expenses	5,832
Total liabilities	27,361,179
Net assets	$234,633,855
Composition of Net Assets
Shares of beneficial interest outstanding (par value of $.001 per share) unlimited number of shares authorized	$26,213
Additional paid-in-capital	289,420,253
289,446,466
Total distributable earnings (loss)	(54,812,611)
Net assets	$234,633,855
Initial Class
Net assets applicable to outstanding shares	$13,225,763
Shares of beneficial interest outstanding	1,477,063
Net asset value per share outstanding	$8.95
Service Class
Net assets applicable to outstanding shares	$221,408,092
Shares of beneficial interest outstanding	24,736,031
Net asset value per share outstanding	$8.95

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
10	NYLI VP Hedge Multi-Strategy Portfolio

Statement of Operations for the year ended December 31, 2024
Investment Income (Loss)
Income
Dividends-unaffiliated	$9,219,736
Securities lending, net	383,476
Dividends-affiliated	44,392
Total income	9,647,604
Expenses
Manager (See Note 3)	1,884,032
Distribution/Service—Service Class (See Note 3)	596,355
Professional fees	78,705
Custodian	40,120
Shareholder communication	8,787
Trustees	5,981
Miscellaneous	8,892
Total expenses before waiver/reimbursement	2,622,872
Expense waiver/reimbursement from Manager (See Note 3)	(268,067)
Net expenses	2,354,805
Net investment income (loss)	7,292,799
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Unaffiliated investment transactions	8,632,338
Affiliated investment company transactions	116,483
Swap transactions	(1,036,817)
Net realized gain (loss)	7,712,004
Net change in unrealized appreciation (depreciation) on:
Unaffiliated investments	32,570
Affiliated investments	355,069
Translation of other assets and liabilities in foreign currencies	(2,045)
Net change in unrealized appreciation (depreciation)	385,594
Net realized and unrealized gain (loss)	8,097,598
Net increase (decrease) in net assets resulting from operations	$15,390,397
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
11

Statements of Changes in Net Assets
for the years ended December 31, 2024 and December 31, 2023
	2024	2023
Increase (Decrease) in Net Assets
Operations:
Net investment income (loss)	$7,292,799	$10,363,692
Net realized gain (loss)	7,712,004	(3,235,386)
Net change in unrealized appreciation (depreciation)	385,594	18,801,280
Net increase (decrease) in net assets resulting from operations	15,390,397	25,929,586
Distributions to shareholders:
Initial Class	(35,399)	(588,271)
Service Class	(27,396)	(11,163,374)
Total distributions to shareholders	(62,795)	(11,751,645)
Capital share transactions:
Net proceeds from sales of shares	17,204,488	9,065,487
Net asset value of shares issued to shareholders in reinvestment of distributions	62,795	11,751,645
Cost of shares redeemed	(60,130,977)	(58,900,317)
Increase (decrease) in net assets derived from capital share transactions	(42,863,694)	(38,083,185)
Net increase (decrease) in net assets	(27,536,092)	(23,905,244)
Net Assets
Beginning of year	262,169,947	286,075,191
End of year	$234,633,855	$262,169,947
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
12	NYLI VP Hedge Multi-Strategy Portfolio

Financial Highlights selected per share data and ratios
	Year Ended December 31,
Initial Class	2024	2023	2022	2021	2020
Net asset value at beginning of year	$8.43	$8.04	$8.97	$9.02	$8.74
Net investment income (loss) (a)	0.28	0.34	0.18	0.09	0.14
Net realized and unrealized gain (loss)	0.26	0.49	(0.94)	(0.14)	0.33
Total from investment operations	0.54	0.83	(0.76)	(0.05)	0.47
Less distributions:
From net investment income	(0.02)	(0.44)	(0.17)	—	(0.16)
Return of capital	—	—	—	—	(0.03)
Total distributions	(0.02)	(0.44)	(0.17)	—	(0.19)
Net asset value at end of year	$8.95	$8.43	$8.04	$8.97	$9.02
Total investment return (b)	6.54%	10.26%	(8.48)%	(0.55)%(c)	5.38%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	3.18%	4.02%(d)	2.12%	0.97%	1.56%
Net expenses (e)	0.70%	0.67%(f)	0.70%	0.70%	0.70%
Expenses (before waiver/reimbursement) (e)	0.81%	0.80%	0.81%	0.83%	1.00%
Portfolio turnover rate	81%	107%	139%	126%	179%
Net assets at end of year (in 000's)	$13,226	$11,880	$12,070	$13,499	$12,044

(a)	Per share data based on average shares outstanding during the year.
(b)	Total return does not reflect any deduction of sales charges, mortality and expense charges, contract charges or administrative charges.
(c)	Total investment return may reflect adjustments to conform to generally accepted accounting principles.
(d)	Without the custody fee reimbursement, net investment income (loss) would have been 3.99%.
(e)	In addition to the fees and expenses which the Portfolio bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.
(f)	Without the custody fee reimbursement, net expenses would have been 0.70%.

	Year Ended December 31,
Service Class	2024	2023	2022	2021	2020
Net asset value at beginning of year	$8.42	$8.01	$8.94	$9.01	$8.73
Net investment income (loss) (a)	0.25	0.31	0.15	0.06	0.11
Net realized and unrealized gain (loss)	0.28	0.49	(0.94)	(0.13)	0.34
Total from investment operations	0.53	0.80	(0.79)	(0.07)	0.45
Less distributions:
From net investment income	(0.00)‡	(0.39)	(0.14)	—	(0.14)
Return of capital	—	—	—	—	(0.03)
Total distributions	(0.00)‡	(0.39)	(0.14)	—	(0.17)
Net asset value at end of year	$8.95	$8.42	$8.01	$8.94	$9.01
Total investment return (b)	6.27%	9.98%	(8.70)%	(0.78)%(c)	5.14%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	2.89%	3.76%(d)	1.82%	0.65%	1.29%
Net expenses (e)	0.95%	0.92%(f)	0.95%	0.95%	0.95%
Expenses (before waiver/reimbursement) (e)	1.06%	1.05%	1.06%	1.09%	1.25%
Portfolio turnover rate	81%	107%	139%	126%	179%
Net assets at end of year (in 000's)	$221,408	$250,290	$274,005	$360,262	$371,833

‡	Less than one cent per share.
(a)	Per share data based on average shares outstanding during the year.
(b)	Total return does not reflect any deduction of sales charges, mortality and expense charges, contract charges or administrative charges.
(c)	Total investment return may reflect adjustments to conform to generally accepted accounting principles.
(d)	Without the custody fee reimbursement, net investment income (loss) would have been 3.73%.
(e)	In addition to the fees and expenses which the Portfolio bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.
(f)	Without the custody fee reimbursement, net expenses would have been 0.95%.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
13

Notes to Financial Statements
Note 1–Organization and Business
New York Life Investments VP Funds Trust (the “Fund”) (formerly known as MainStay VP Funds Trust) was organized as a Delaware statutory trust on February 1, 2011. The Fund is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Fund is comprised of thirty-three separate series (collectively referred to as the “Portfolios”). These financial statements and notes relate to the NYLI VP Hedge Multi-Strategy Portfolio (formerly known as MainStay VP IQ Hedge Multi-Strategy Portfolio) (the "Portfolio"), a "diversified” portfolio, as that term is defined in the 1940 Act, as interpreted or modified by regulatory authorities having jurisdiction, from time to time.
Shares of the Portfolio are currently offered to certain separate accounts to fund variable annuity policies and variable universal life insurance policies issued by New York Life Insurance and Annuity Corporation (“NYLIAC”), a wholly-owned subsidiary of New York Life Insurance Company (“New York Life”) and may also be offered to fund variable annuity policies and variable universal life insurance policies issued by other insurance companies. NYLIAC allocates shares of the Portfolio to, among others, certain NYLIAC separate accounts. Shares of the Portfolio are also offered to the NYLI VP Conservative Allocation Portfolio, NYLI VP Moderate Allocation Portfolio, NYLI VP Growth Allocation Portfolio and NYLI VP Equity Allocation Portfolio, which operate as “funds-of-funds," and other variable insurance funds.
The following table lists the Portfolio's share classes that have been registered and commenced operations:
Class	Commenced Operations
Initial Class	May 1, 2013
Service Class	May 1, 2013
Shares of the Portfolio are offered and are redeemed at a price equal to their respective net asset value (“NAV”) per share. No sales or redemption charge is applicable to the purchase or redemption of the Portfolio's shares. Under the terms of the Fund’s multiple class plan, adopted pursuant to Rule 18f-3 under the 1940 Act, the classes differ in that, among other things, Service Class shares of the Portfolio pay a combined distribution and service fee of 0.25% of average daily net assets attributable to Service Class shares of the Portfolio to the Distributor (as defined in Note 3(B)) pursuant to a plan adopted in accordance with Rule 12b-1 under the 1940 Act. Contract owners of variable annuity contracts purchased after June 2, 2003, are permitted to invest only in the Service Class shares.
The Portfolio's investment objective is to seek investment returns that correspond (before fees and expenses) generally to the price and yield performance of its underlying index, the NYLI Hedge Multi-Strategy Index. The NYLI Hedge Multi-Strategy Index seeks to achieve performance similar to the overall hedge fund universe by replicating the “beta” portion of the hedge fund return characteristics (i.e., that portion of the returns that are non-idiosyncratic, or unrelated to manager skill) over longer term periods and not on a daily basis.
The Portfolio is a “fund of funds” that seeks to achieve its investment objective by investing primarily in exchange-traded funds (“ETFs”), other exchange-traded vehicles issuing equity securities organized in the U.S., such as exchange-traded commodity pools (“ETVs”), and exchange-traded notes (“ETNs”) (such ETFs, ETVs and ETNs are referred to collectively as “exchange-traded products” or “ETPs”), but may also invest in one or more financial instruments, including but not limited to, futures contracts, reverse repurchase agreements, options, and swap agreements (collectively, “Financial Instruments”) in order to seek to achieve exposure to investment strategies and/or asset classes that are similar to those of the NYLI Hedge Multi-Strategy Index.
In this reporting period, the Portfolio adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures ("ASU 2023-07"). Adoption of the new standard impacted financial statement disclosures only and did not affect the Portfolio's financial position or its results of operations. The intent of ASU 2023-07 is, through improved segment disclosures, to enable investors to better understand an entity's overall performance and to assess its potential future cash flows. NYLI Disclosure Committee ("Committee") acts as the Portfolio's chief operating decision maker assessing performance and making decisions about resource allocation. The Committee has determined that the Portfolio has a single operating segment based on the fact that the Committee monitors the operating results of the Portfolio as a whole and the Portfolio's long-term strategic asset allocation is pre-determined in accordance with the terms of its respective prospectus, based on a defined investment strategy which is executed by the Portfolio's portfolio managers as a team. The financial information provided to and reviewed by the Committee is consistent with that presented in the Portfolio's Portfolio of Investments, Statement of Changes in Net Assets and Financial Highlights.
Note 2–Significant Accounting Policies
The Portfolio is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services—Investment Companies. The Portfolio prepares its financial statements in accordance with generally accepted accounting principles (“GAAP”) in the United States of America and follows the significant accounting policies described below.
(A) Securities Valuation.  Investments are usually valued as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time) on each day the Portfolio is open for business ("valuation date").
Pursuant to Rule 2a-5 under the 1940 Act, the Board of Trustees of the Fund (the "Board") has designated New York Life Investment Management LLC (“New York Life Investments” or the "Manager") as its Valuation Designee (the "Valuation Designee"). The Valuation Designee is responsible for performing fair valuations relating to all investments in the Portfolio’s portfolio for which market quotations are not readily available; periodically assessing and managing material valuation risks; establishing

14	NYLI VP Hedge Multi-Strategy Portfolio

and applying fair value methodologies; testing fair valuation methodologies; evaluating and overseeing pricing services; ensuring appropriate segregation of valuation and portfolio management functions; providing quarterly, annual and prompt reporting to the Board, as appropriate; identifying potential conflicts of interest; and maintaining appropriate records. The Valuation Designee has established a valuation committee ("Valuation Committee") to assist in carrying out the Valuation Designee’s responsibilities and establish prices of securities for which market quotations are not readily available. The Portfolio's and the Valuation Designee's policies and procedures ("Valuation Procedures") govern the Valuation Designee’s selection and application of methodologies for determining and calculating the fair value of Portfolio investments. The Valuation Designee may value the Portfolio's portfolio securities for which market quotations are not readily available and other Portfolio assets utilizing inputs from pricing services and other third-party sources. The Valuation Committee meets (in person, via electronic mail or via teleconference) on an ad-hoc basis to determine fair valuations and on a quarterly basis to review fair value events with respect to certain securities for which market quotations are not readily available, including valuation risks and back-testing results, and to preview reports to the Board.
The Valuation Committee establishes prices of securities for which market quotations are not readily available based on such methodologies and measurements on a regular basis after considering information that is reasonably available and deemed relevant by the Valuation Committee. The Board shall oversee the Valuation Designee and review fair valuation materials on a prompt, quarterly and annual basis and approve proposed revisions to the Valuation Procedures.
Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to the Valuation Procedures. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the Portfolio can access at the measurement date, provided that a quotation will not be readily available if it is not reliable. "Fair value" is defined as the price the Portfolio would reasonably expect to receive upon selling an asset or liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the asset or liability. Fair value measurements are determined within a framework that establishes a three-tier hierarchy that maximizes the use of observable market data and minimizes the use of unobservable inputs to establish a classification of fair value measurements for disclosure purposes. "Inputs" refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, such as the risk inherent in a particular valuation technique used to measure fair value using a pricing model and/or the risk inherent in the inputs for the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions market participants would use in pricing the asset or liability based on the information available. The inputs or methodology used for valuing assets or liabilities may not be an indication of the risks associated with investing in those assets or liabilities. The three-tier hierarchy of inputs is summarized below.
•	Level 1—quoted prices (unadjusted) in active markets for an identical asset or liability
•	Level 2—other significant observable inputs (including quoted prices for a similar asset or liability in active markets, interest rates and yield curves, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio's own assumptions about the assumptions that market participants would use in measuring fair value of an asset or liability)
The level of an asset or liability within the fair value hierarchy is based on the lowest level of an input, both individually and in the aggregate, that is significant to the fair value measurement. The aggregate value by input level of the Portfolio’s assets and liabilities as of December 31, 2024, is included at the end of the Portfolio of Investments.
The Portfolio may use third-party vendor evaluations, whose prices may be derived from one or more of the following standard inputs, among others:
• Benchmark yields	• Reported trades
• Broker/dealer quotes	• Issuer spreads
• Two-sided markets	• Benchmark securities
• Bids/offers	• Reference data (corporate actions or material event notices)
• Industry and economic events	• Comparable bonds
• Monthly payment information
An asset or liability for which a market quotation is not readily available is valued by methods deemed reasonable in good faith by the Valuation Committee, following the Valuation Procedures to represent fair value. Under these procedures, the Valuation Designee generally uses a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information. The Valuation Designee may also use an income-based valuation approach in which the anticipated future cash flows of the asset or liability are discounted to calculate fair value. Fair value represents a good faith approximation of the value of a security. Fair value determinations involve the consideration of a number of subjective factors, an analysis of applicable facts and circumstances and the exercise of judgment. As a result, it is possible that the fair value for a security determined in good faith in accordance with the Valuation Procedures may differ from valuations for the same security determined for other funds using their own valuation procedures. Although the Valuation Procedures are designed to value a security at the price the Portfolio may reasonably expect to receive upon the security's sale in an orderly transaction, there can be no assurance that any fair value determination thereunder would, in fact, approximate the amount that the Portfolio would actually realize upon the sale of the security or the price at
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Notes to Financial Statements (continued)
which the security would trade if a reliable market price were readily available. During the year ended December 31, 2024, there were no material changes to the fair value methodologies.
Securities which may be valued in this manner include, but are not limited to: (i) a security for which trading has been halted or suspended or otherwise does not have a readily available market quotation on a given day; (ii) a debt security that has recently gone into default and for which there is not a current market quotation; (iii) a security of an issuer that has entered into a restructuring; (iv) a security that has been delisted from a national exchange; (v) a security subject to trading collars for which no or limited trading takes place; and (vi) a security whose principal market has been temporarily closed at a time when, under normal conditions, it would be open. Securities valued in this manner are generally categorized as Level 2 or 3 in the hierarchy.
Exchange-traded funds  (“ETFs”) are valued at the last quoted sales prices as of the close of regular trading on the relevant exchange on each valuation date. Securities that are not traded on the valuation date are valued at the mean of the last quoted bid and ask prices. Prices are normally taken from the principal market in which each security trades. These securities are generally categorized as Level 1 in the hierarchy.
Investments in mutual funds, including money market funds, are valued at their respective NAVs at the close of business each day on the valuation date. These securities are generally categorized as Level 1 in the hierarchy.
Swaps are marked to market daily based upon quotations from pricing agents, brokers or market makers. These securities are generally categorized as Level 2 in the hierarchy.
Total return swap contracts, which are arrangements to exchange a market-linked return for a periodic payment, are based on a notional principal amount. To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Portfolio will receive a payment from or make a payment to the counterparty. Total return swap contracts are marked to market daily based upon quotations from market makers and these securities are generally categorized as Level 2 in the hierarchy.
Temporary cash investments acquired in excess of 60 days to maturity at the time of purchase are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities and ratings), both as furnished by independent pricing services. Temporary cash investments that mature in 60 days or less at the time of purchase ("Short-Term Investments") are valued using the amortized cost method of valuation, unless the use of such method would be inappropriate. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between such cost and the principal on maturity date. Amortized cost approximates the current fair value of a security. Securities valued using the amortized cost method are not valued using quoted prices in an active market and are generally categorized as Level 2 in the hierarchy.
The information above is not intended to reflect an exhaustive list of the methodologies that may be used to value portfolio investments. The Valuation Procedures permit the use of a variety of valuation methodologies in connection with valuing portfolio investments. The methodology used for a specific type of investment may vary based on the market data available or other considerations. The methodologies summarized above may not represent the specific means by which portfolio investments are valued on any particular business day.
(B) Income Taxes.   The Portfolio's policy is to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute all of its taxable income to the shareholders of the Portfolio within the allowable time limits.
The Manager evaluates the Portfolio’s tax positions to determine if the tax positions taken meet the minimum recognition threshold in connection with accounting for uncertainties in income tax positions taken or expected to be taken for the purposes of measuring and recognizing tax liabilities in the financial statements. Recognition of tax benefits of an uncertain tax position is permitted only to the extent the position is “more likely than not” to be sustained assuming examination by taxing authorities. The Manager analyzed the Portfolio's tax positions taken on federal, state and local income tax returns for all open tax years (for up to three tax years) and has concluded that no provisions for federal, state and local income tax are required in the Portfolio's financial statements. The Portfolio's federal, state and local income tax and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state and local departments of revenue.
(C) Dividends and Distributions to Shareholders. Dividends and distributions are recorded on the ex-dividend date. The Portfolio intends to declare and pay dividends from net investment income and distributions from net realized capital and currency gains, if any, at least annually. All dividends and distributions are reinvested at NAV in the same class of shares of the Portfolio. Dividends and distributions to shareholders are determined in accordance with federal income tax regulations and may differ from determinations using GAAP.
(D) Security Transactions and Investment Income. The Portfolio records security transactions on the trade date. Realized gains and losses on security transactions are determined using the identified cost method. Dividend income is recognized on the ex-dividend date, net of any foreign tax withheld at the source, and interest income is accrued as earned using the effective interest rate method. Distributions received from real estate investment trusts, if applicable, and the underlying funds held by the Portfolio may be classified as dividends, capital gains and/or return of capital.
Investment income and realized and unrealized gains and losses on investments of the Portfolio are allocated pro rata to the separate classes

16	NYLI VP Hedge Multi-Strategy Portfolio

of shares based upon their relative net assets on the date the income is earned or realized and unrealized gains and losses are incurred.
(E) Expenses.  Expenses of the Fund are allocated to the individual Portfolios in proportion to the net assets of the respective Portfolios when the expenses are incurred, except where direct allocations of expenses can be made. Expenses (other than fees incurred under the distribution and service plans, further discussed in Note 3(B), which are charged directly to the Service Class shares) are allocated to separate classes of shares pro rata based upon their relative net assets on the date the expenses are incurred. The expenses borne by the Portfolio, including those of related parties to the Portfolio, are shown in the Statement of Operations.
Additionally, the Portfolio may invest in ETPs and mutual funds, which are subject to management fees and other fees that may cause the costs of investing in ETPs and mutual funds to be greater than the costs of owning the underlying securities directly. These indirect expenses of ETPs and mutual funds are not included in the amounts shown as expenses in the Statement of Operations or in the expense ratios included in the Financial Highlights.
In addition, the Portfolio bears a pro rata share of the fees and expenses of the ETPs in which it invests. Because the ETPs have varied expense and fee levels and the Portfolio may own different proportions of the ETPs at different times, the amount of fees and expenses incurred indirectly by the Portfolio may vary.
(F) Use of Estimates.  In preparing financial statements in conformity with GAAP, the Manager makes estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates and assumptions.
(G) Swap Contracts. The Portfolio may enter into credit default, interest rate, equity, index and currency exchange rate swap contracts (“swaps”). In a typical swap transaction, two parties agree to exchange the future returns (or differentials in rates of future returns) earned or realized at periodic intervals on a particular investment or instrument based on a notional principal amount. Generally, the Portfolio will enter into a swap on a net basis, which means that the two payment streams under the swap are netted, with the Portfolio receiving or paying (as the case may be) only the net amount of the two payment streams. Therefore, the Portfolio's current obligation under a swap generally will be equal to the net amount to be paid or received under the swap, based on the relative value of notional positions attributable to each counterparty to the swap. The payments may be adjusted for transaction costs, interest payments, the amount of interest paid on the investment or instrument or other factors. Collateral, in the form of cash or securities, may be required to be held in segregated accounts with the custodian bank or broker in accordance with the terms of the swap. Swap agreements are privately negotiated in the over the counter (“OTC”) market and may be executed in a multilateral or other trade facilities platform, such as a registered commodities exchange (“centrally cleared swaps”).
Certain standardized swaps, including certain credit default and interest rate swaps, are subject to mandatory clearing and exchange-trading, and more types of standardized swaps are expected to be subject to mandatory clearing and exchange-trading in the future. The counterparty risk for exchange-traded and cleared derivatives is expected to be generally lower than for uncleared derivatives, but cleared contracts are not risk-free. In a cleared derivative transaction, the Portfolio typically enters into the transaction with a financial institution counterparty, and performance of the transaction is effectively guaranteed by a central clearinghouse, thereby reducing or eliminating the Portfolio's exposure to the credit risk of its original counterparty. The Portfolio will be required to post specified levels of margin with the clearinghouse or at the instruction of the clearinghouse; the margin required by a clearinghouse may be greater than the margin the Portfolio would be required to post in an uncleared transaction.
Swaps are marked to market daily based upon quotations from pricing agents, brokers, or market makers and the change in value, if any, is recorded as unrealized appreciation or depreciation. Any payments made or received upon entering into a swap would be amortized or accreted over the life of the swap and recorded as a realized gain or loss. Early termination of a swap is recorded as a realized gain or loss. Daily changes in valuation of centrally cleared swaps, if any, are recorded as a receivable or payable for the change in value as appropriate on the Statement of Assets and Liabilities.
The Portfolio bears the risk of loss of the amount expected to be received under a swap in the event of the default or bankruptcy of the swap counterparty. The Portfolio may be able to eliminate its exposure under a swap either by assignment or other disposition, or by entering into an offsetting swap with the same party or a similar credit-worthy party. Swaps are not actively traded on financial markets. Entering into swaps involves elements of credit, market, leverage, liquidity, operational, counterparty and legal/documentation risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibilities that there will be no liquid market for these swaps, that the counterparty to the swaps may default on its obligation to perform or disagree as to the meaning of the contractual terms in the swaps and that there may be unfavorable changes in interest rates, the price of the index or the security underlying these transactions, among other risks.
Equity Swaps (Total Return Swaps). Total return swap contracts are agreements between counterparties to exchange cash flow, one based on a market-linked return of an individual asset or group of assets (such as an index), and the other on a fixed or floating rate. As a total return swap, an equity swap may be structured in different ways. For example, when the Portfolio enters into a “long” equity swap, the counterparty may agree to pay the Portfolio the amount, if any, by which the notional amount of the equity swap would have increased in value had it been invested in a particular referenced security or securities, plus the dividends that would have been received on those securities. In return, the Portfolio will generally agree to pay the counterparty interest on the notional amount of the equity swap plus the amount, if any, by which that notional amount would have decreased in value had it been invested in such referenced
17

Notes to Financial Statements (continued)
security or securities, plus, in certain instances, commissions or trading spreads on the notional amounts. Therefore, the Portfolio's return on the equity swap generally should equal the gain or loss on the notional amount, plus dividends on the referenced security or securities less the interest paid by the Portfolio on the notional amount. Alternatively, when the Portfolio enters into a “short” equity swap, the counterparty will generally agree to pay the Portfolio the amount, if any, by which the notional amount of the equity swap would have decreased in value had the Portfolio sold a particular referenced security or securities short, less the dividend expense that the Portfolio would have incurred on the referenced security or securities, as adjusted for interest payments or other economic factors. In this situation, the Portfolio will generally be obligated to pay the amount, if any, by which the notional amount of the swap would have increased in value had it been invested directly in the referenced security or securities.
Equity swaps generally do not involve the delivery of securities or other referenced assets. Accordingly, the risk of loss with respect to equity swaps is normally limited to the net amount of payments that the Portfolio is contractually obligated to make. If the other party to an equity swap defaults, the Portfolio's risk of loss consists of the net amount of payments that the Portfolio is contractually entitled to receive, if any.
Equity swaps are derivatives and their value can be very volatile. The Portfolio may engage in total return swaps to gain exposure to emerging markets securities, along with offsetting long total return swap positions to maintain appropriate currency balances and risk exposures across all swap positions. To the extent that the Manager does not accurately analyze and predict future market trends, the values or assets or economic factors, the Portfolio may suffer a loss, which may be substantial.
(H) Securities Lending. In order to realize additional income, the Portfolio may engage in securities lending, subject to the limitations set forth in the 1940 Act and relevant guidance by the staff of the Securities and Exchange Commission (“SEC”). If the Portfolio engages in securities lending, the Portfolio will lend through its custodian, JPMorgan Chase Bank, N.A., ("JPMorgan"), acting as securities lending agent on behalf of the Portfolio. Under the current arrangement, JPMorgan will manage the Portfolio's collateral in accordance with the securities lending agency agreement between the Portfolio and JPMorgan, and indemnify the Portfolio against counterparty risk. The loans will be collateralized by cash (which may be invested in a money market fund) and/or non-cash collateral (which may include U.S. Treasury securities and/or U.S. government agency securities issued or guaranteed by the United States government or its agencies or instrumentalities) at least equal at all times to the market value of the securities loaned. Non-cash collateral held at year end is segregated and cannot be transferred by the Portfolio. The Portfolio bears the risk of delay in recovery of, or loss of rights in, the securities loaned. The Portfolio may also record a realized gain or loss on securities deemed sold due to a borrower’s inability to return securities on loan. The Portfolio bears the risk of any loss on investment of cash collateral. The Portfolio will receive compensation for lending its securities in the form of fees or it will retain a portion of interest earned on the investment of any cash collateral. The Portfolio will also continue to receive interest and dividends on the securities loaned and any gain or loss in the market price of the securities loaned that may occur during the term of the loan will be for the account of the Portfolio. Income earned from securities lending activities, if any, is reflected in the Statement of Operations.
(I) Foreign Securities Risk.  The Portfolio may invest in foreign securities, which carry certain risks that are in addition to the usual risks inherent in domestic securities. Foreign regulatory regimes and securities markets can have less stringent investor protections and disclosure standards and less liquid trading markets than U.S. regulatory regimes and securities markets, and can experience political, social and economic developments that may affect the value of investments in foreign securities. These risks include those resulting from currency fluctuations, future adverse political or economic developments and possible imposition of currency exchange blockages or other foreign governmental laws or restrictions. Economic sanctions and other similar governmental actions or developments could, among other things, effectively restrict or eliminate the Portfolio's ability to purchase or sell certain foreign securities or groups of foreign securities, and thus may make the Portfolio's investments in such securities less liquid or more difficult to value. These risks are likely to be greater in emerging markets than in developed markets. The ability of issuers of debt securities held by the Portfolio to meet their obligations may be affected by, among other things, economic or political developments in a specific country, industry or region.
(J) Counterparty Credit Risk.  In order to better define its contractual rights and to secure rights that will help the Portfolio mitigate its counterparty risk, the Portfolio may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its counterparties. An ISDA Master Agreement is a bilateral agreement between the Portfolio and a counterparty that governs certain OTC derivatives and typically contains collateral posting terms and netting provisions. Under an ISDA Master Agreement, the Portfolio may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/ or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. Bankruptcy or insolvency laws of a particular jurisdiction may restrict or prohibit the right of offset in bankruptcy, insolvency or other events. In addition, certain ISDA Master Agreements may contain provisions for early termination of OTC derivative transactions in the event the net assets of the Portfolio decline below specific levels or if the Portfolio fails to meet the terms of its ISDA Master Agreements. The result would cause the Portfolio to accelerate payment of any net liability owed to the counterparty.

18	NYLI VP Hedge Multi-Strategy Portfolio

For financial reporting purposes, the Portfolio does not offset derivative assets and derivative liabilities that are subject to netting arrangements, if any, in the Statement of Assets and Liabilities.
(K) Indemnifications.  Under the Fund’s organizational documents, its officers and trustees are indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Portfolio enters into contracts with third-party service providers that contain a variety of representations and warranties and that may provide general indemnifications. The Portfolio's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio that have not yet occurred. The Manager believes that the risk of loss in connection with these potential indemnification obligations is remote. However, there can be no assurance that material liabilities related to such obligations will not arise in the future, which could adversely impact the Portfolio.
(L) Quantitative Disclosure of Derivative Holdings. The following tables show additional disclosures related to the Portfolio's derivative and hedging activities, including how such activities are accounted for and their effect on the Portfolio's financial positions, performance and cash flows.
The Portfolio utilizes a range of derivative instruments for a variety of different purposes. Total return swaps (“TRS”) are one form of derivative that is used. In some cases, TRS contracts are entered into so as to affect long and short exposure to individual securities or indices within a particular strategy. In other cases, TRS are used to gain exposure to the strategy itself, which may also use derivatives. For example, a TRS contract is used to generate the return available from a customized index comprised of a diversified basket of exchange-traded futures. Other examples of derivative positions into which the Portfolio may enter include interest rate swaps, credit default swaps and option contracts. These instruments are frequently used to obtain a desired return at a lower cost to the Portfolio than is available when investing directly in the underlying instrument or to hedge against credit and interest rate risks. The Portfolio may also enter into foreign currency forward contracts to gain exposure to a particular currency or to hedge against the risk of loss due to changing currency exchange rates. These derivatives are not accounted for as hedging instruments.
The effect of derivative instruments on the Statement of Operations for the year ended December 31, 2024:
Net Realized Gain (Loss) from:	Equity Contracts Risk	Total
Swap Transactions	$(1,036,817)	$(1,036,817)
Total Net Realized Gain (Loss)	$(1,036,817)	$(1,036,817)

Average Notional Amount	Total
Swap Contracts Long	$25,365,919
Swap Contracts Short	$(25,277,710)
Note 3–Fees and Related Party Transactions
(A) Manager. New York Life Investments, a registered investment adviser and an indirect, wholly-owned subsidiary of New York Life, serves as the Portfolio’s Manager, pursuant to an Amended and Restated Management Agreement (“Management Agreement”) and is responsible for the day-to-day portfolio management of the Portfolio. The Manager provides offices, conducts clerical, recordkeeping and bookkeeping services, and keeps most of the financial and accounting records required to be maintained by the Portfolio. Except for the portion of salaries and expenses that are the responsibility of the Portfolio, the Manager pays the salaries and expenses of all personnel affiliated with the Portfolio and certain operational expenses of the Portfolio. The Portfolio reimburses New York Life Investments in an amount equal to the portion of the compensation of the Chief Compliance Officer attributable to the Portfolio.
Pursuant to the Management Agreement, the Fund pays the Manager, on behalf of the Portfolio, a monthly fee for the services performed and the facilities furnished at an annual rate of 0.75% of the Portfolio's average daily net assets.
New York Life Investments has contractually agreed to waive fees and/or reimburse expenses so that the Total Annual Portfolio Operating Expenses (excluding taxes, interest, litigation, extraordinary expenses, brokerage and other transaction expenses relating to the purchase or sale of portfolio investments, and acquired (underlying) portfolio/fund fees and expenses) of Initial Class shares and Service Class shares do not exceed 0.70% and 0.95%, respectively, of the Portfolio's average daily net assets. This agreement will remain in effect until May 1, 2025, and shall renew automatically for one-year terms unless New York Life Investments provides written notice of termination prior to the start of the next term or upon approval of the Board.
During the year ended December 31, 2024, New York Life Investments earned fees from the Portfolio in the amount of $1,884,032 and waived fees and/or reimbursed expenses in the amount of $268,067 and paid the former Subadvisor fees, for services performed during the period, in the amount of $548,424.
JPMorgan provides sub-administration and sub-accounting services to the Portfolio pursuant to an agreement with New York Life Investments. These services include calculating the daily NAVs of the Portfolio, maintaining the general ledger and sub-ledger accounts for the calculation of the Portfolio's NAVs, and assisting New York Life Investments in conducting various aspects of the Portfolio's administrative operations. For providing these services to the Portfolio, JPMorgan is compensated by New York Life Investments.
Pursuant to an agreement between the Fund and New York Life Investments, New York Life Investments is responsible for providing or procuring certain regulatory reporting services for the Portfolio. The Portfolio will reimburse New York Life Investments for the actual costs incurred by New York Life Investments in connection with providing or procuring these services for the Portfolio.
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Notes to Financial Statements (continued)
(B) Distribution and Service Fees.  The Fund, on behalf of the Portfolio, has entered into a distribution agreement with NYLIFE Distributors LLC (the “Distributor”), an affiliate of New York Life Investments. The Portfolio has adopted a distribution plan (the “Plan”) in accordance with the provisions of Rule 12b-1 under the 1940 Act. Under the Plan, the Distributor has agreed to provide, through its affiliates or independent third parties, various distribution-related, shareholder and administrative support services to the Service Class shareholders. For its services, the Distributor is entitled to a combined distribution and service fee accrued daily and paid monthly at an annual rate of 0.25% of the average daily net assets attributable to the Service Class shares of the Portfolio.
Note 4-Federal Income Tax
As of December 31, 2024, the cost and unrealized appreciation (depreciation) of the Portfolio’s investment portfolio, including applicable derivative contracts and other financial instruments, as determined on a federal income tax basis, were as follows:
	Federal Tax Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Investments in Securities	$254,940,303	$8,032,088	$(1,642,607)	$6,389,481
As of December 31, 2024, the components of accumulated gain (loss) on a tax basis were as follows:
Ordinary Income	Accumulated Capital and Other Gain (Loss)	Other Temporary Differences	Unrealized Appreciation (Depreciation)	Total Accumulated Gain (Loss)
$5,202,707	$(66,404,467)	$—	$6,389,149	$(54,812,611)
The difference between book-basis and tax-basis unrealized appreciation (depreciation) is primarily due to wash sale adjustments.
As of December 31, 2024, for federal income tax purposes, capital loss carryforwards of $66,404,467, as shown in the table below, were available to the extent provided by the regulations to offset future realized gains of the Portfolio. Accordingly, no capital gains distributions are expected to be paid to shareholders until net gains have been realized in excess of such amounts.
Capital Loss Available Through	Short-Term Capital Loss Amounts (000’s)	Long-Term Capital Loss Amounts (000’s)
Unlimited	$49,613	$16,791
The Portfolio utilized $7,182,096 of capital loss carryforwards during the year ended December 31, 2024.
During the years ended December 31, 2024 and December 31, 2023, the tax character of distributions paid as reflected in the Statements of Changes in Net Assets was as follows:
	2024	2023
Distributions paid from:
Ordinary Income	$62,795	$11,751,645
Note 5–Custodian
JPMorgan is the custodian of cash and securities held by the Portfolio. Custodial fees are charged to the Portfolio based on the Portfolio's net assets and/or the market value of securities held by the Portfolio and the number of certain transactions incurred by the Portfolio.
Note 6–Line of Credit
The Portfolio and certain other funds managed by New York Life Investments maintain a line of credit with a syndicate of banks in order to secure a source of funds for temporary purposes to meet unanticipated or excessive redemption requests.
Effective July 23, 2024, under the credit agreement (the “Credit Agreement”), the aggregate commitment amount is $600,000,000 with an additional uncommitted amount of $100,000,000. The commitment fee is an annual rate of 0.15% of the average commitment amount payable quarterly, regardless of usage, to JPMorgan, who serves as the agent to the syndicate. The commitment fee is allocated among the Portfolio and certain other funds managed by New York Life Investments based upon their respective net assets and other factors. Interest on any revolving credit loan is charged based upon the Federal Funds Rate, Daily Simple Secured Overnight Financing Rate ("SOFR") + 0.10%, or the Overnight Bank Funding Rate, whichever is higher. The Credit Agreement expires on July 22, 2025, although the Portfolio, certain other funds managed by New York Life Investments and the syndicate of banks may renew the Credit Agreement for an additional year on the same or different terms or enter into a credit agreement with a different syndicate of banks. Prior to July 23, 2024, the aggregate commitment amount and the commitment fee were the same as those under the current Credit Agreement. During the year ended December 31, 2024, there were no borrowings made or outstanding with respect to the Portfolio under the Credit Agreement.
Note 7–Interfund Lending Program
Pursuant to an exemptive order issued by the SEC, the Portfolio, along with certain other funds managed by New York Life Investments, may participate in an interfund lending program. The interfund lending program provides an alternative credit facility that permits the Portfolio and certain other funds managed by New York Life Investments to lend or borrow money for temporary purposes directly to or from one another, subject to the conditions of the exemptive order. During the year ended December 31, 2024, there were no interfund loans made or outstanding with respect to the Portfolio.

20	NYLI VP Hedge Multi-Strategy Portfolio

Note 8–Purchases and Sales of Securities (in 000’s)
During the year ended December 31, 2024, purchases and sales of securities, other than short-term securities, were $202,339 and $236,339, respectively.
Note 9–Capital Share Transactions
Transactions in capital shares for the years ended December 31, 2024 and December 31, 2023, were as follows:
Initial Class	Shares	Amount
Year ended December 31, 2024:
Shares sold	131,847	$1,142,566
Shares issued to shareholders in reinvestment of distributions	3,960	35,399
Shares redeemed	(68,419)	(595,971)
Net increase (decrease)	67,388	$581,994
Year ended December 31, 2023:
Shares sold	92,848	$783,651
Shares issued to shareholders in reinvestment of distributions	69,798	588,271
Shares redeemed	(253,924)	(2,101,275)
Net increase (decrease)	(91,278)	$(729,353)

Service Class	Shares	Amount
Year ended December 31, 2024:
Shares sold	1,848,086	$16,061,922
Shares issued to shareholders in reinvestment of distributions	3,065	27,396
Shares redeemed	(6,828,423)	(59,535,006)
Net increase (decrease)	(4,977,272)	$(43,445,688)
Year ended December 31, 2023:
Shares sold	986,872	$8,281,836
Shares issued to shareholders in reinvestment of distributions	1,325,351	11,163,374
Shares redeemed	(6,786,433)	(56,799,042)
Net increase (decrease)	(4,474,210)	$(37,353,832)
Note 10–Recent Accounting Pronouncement
In December 2023, the FASB issued Accounting Standard Update No. 2023-09, Income Taxes (ASC 740) Improvements to Income Tax Disclosures (“ASU 2023-09”). The primary purpose of the amendments within ASU 2023-09 is to enhance the transparency and decision usefulness of income tax disclosures primarily related to the rate reconciliation table and income taxes paid information. The amendments in ASU 2023-09 require that public business entities on an annual basis (1) disclose specific categories in the rate reconciliation and (2) provide additional information for reconciling items that meet a quantitative threshold. In addition, the amendments in this ASU 2023-09 require that all entities disclose on an annual basis taxes paid disaggregated by; federal, state, foreign, and jurisdiction (when income taxes paid is equal to or greater than five percent of total income taxes paid). The amendments in ASU 2023-09 are effective for public business entities beginning after December 15, 2024. Early adoption is permitted for annual financial statements that have not yet been issued or made available for issuance. The amendments in ASU 2023-09 should be applied on a prospective basis. Retrospective application is permitted. Management is currently assessing the impact this standard will have on our financial statements as well as the method by which we will adopt the new standard. The Adviser does not expect the guidance to have a material impact to the Portfolio.
Note 11–Other Matters
Effective August 28, 2024, the day-to-day investment management services provided by IndexIQ Advisors LLC (“IndexIQ Advisors”), the former subadviser and an indirect, wholly owned subsidiary of New York Life Insurance Company (“NYL”), to the Portfolio were transferred to the Manager. The Manager assumed the duties and obligations of IndexIQ Advisors and the personnel at IndexIQ Advisors who provided investment services to this Portfolio continue to provide the same investment management services to this Portfolio through the Manager. The Subadvisory Agreement between the Manager and IndexIQ Advisors was terminated.
Note 12–Subsequent Events
In connection with the preparation of the financial statements of the Portfolio for the year ended December 31, 2024, events and transactions subsequent to December 31, 2024, through the date the financial statements were issued, have been evaluated by the Manager for possible adjustment and/or disclosure. No subsequent events requiring financial statement adjustment or disclosure have been identified.
21

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of New York Life Investments VP Funds Trust (formerly known as Mainstay VP Funds Trust) and Shareholders of NYLI VP Hedge Multi-Strategy Portfolio (formerly known as MainStay VP IQ Hedge Multi‐Strategy Portfolio)
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of NYLI VP Hedge Multi-Strategy Portfolio (one of the portfolios constituting New York Life Investments VP Funds Trust, referred to hereafter as the “Portfolio”) as of December 31, 2024, the related statement of operations for the year ended December 31, 2024, the statements of changes in net assets for each of the two years in the period ended December 31, 2024, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2024 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Portfolio as of December 31, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2024 and the financial highlights for each of the five years in the period ended December 31, 2024 in conformity with accounting principles generally accepted in the United States of America.
 Basis for Opinion
These financial statements are the responsibility of the Portfolio’s management. Our responsibility is to express an opinion on the Portfolio’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Portfolio in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2024 by correspondence with the custodian, transfer agents and brokers. We believe that our audits provide a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
New York, New York
February 21, 2025
We have served as the auditor of one or more investment companies in the New York Life Investments group of funds since 1984.
22	NYLI VP Hedge Multi-Strategy Portfolio

Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
Included in the Statement of Operations within the Portfolio’s Financial Statements.
23

Statement Regarding Basis for Approval of Investment Advisory Agreement
The continuation of the Management Agreement with respect to each series (“Portfolio”) of the New York Life Investments VP Funds Trust (“Trust”) and New York Life Investment Management LLC (“New York Life Investments”) and each of the Subadvisory Agreements between New York Life Investments and each of American Century Investment Management, Inc., Brown Advisory LLC, Candriam, CBRE Investment Management Listed Real Assets LLC, Epoch Investment Partners, Inc., FIAM LLC, Janus Henderson Investors US LLC, MacKay Shields LLC, Newton Investment Management North America, LLC, NYL Investors LLC, Pacific Investment Management Company LLC, PineStone Asset Management Inc., Segall Bryant & Hamill, LLC, Wellington Management Company LLP and Winslow Capital Management, LLC (together, “Subadvisors”)1 with respect to the applicable Portfolio(s) (together, “Advisory Agreements”) is subject to annual review and approval by the Board of Trustees of the Trust (“Board”) in accordance with Section 15 of the Investment Company Act of 1940, as amended (“1940 Act”).  At its December 3–4, 2024 meeting, the Board, including the Trustees who are not an “interested person” (as such term is defined in the 1940 Act) of the Trust (“Independent Trustees”) voting separately, unanimously approved the continuation of each of the Advisory Agreements for each applicable Portfolio for a one-year period.
In reaching the decision to approve the continuation of each of the Advisory Agreements, the Board considered information and materials furnished by New York Life Investments and each Subadvisor in connection with an annual contract review process undertaken by the Board that took place at meetings of the Board and its Contracts Committee from September 2024 through December 2024, including information and materials furnished by New York Life Investments and each Subadvisor in response to requests prepared on behalf of the Board, and in consultation with the Independent Trustees, by independent legal counsel to the Independent Trustees, which encompassed a variety of topics, including those summarized below.  Information and materials requested by and furnished to the Board for consideration in connection with the contract review process included, among other items, reports on each Portfolio and “peer funds” prepared by Institutional Shareholder Services Inc. (“ISS”), an independent third-party service provider engaged by the Board to report objectively on each Portfolio’s investment performance, management fee and total expenses.  The Board also considered information on the fees charged to other investment advisory clients of New York Life Investments and/or each applicable Subadvisor that follow investment strategies similar to those of each Portfolio, if any, and, when applicable, the rationale for differences in each Portfolio’s management and subadvisory fees, as applicable, and the fees charged to those other investment advisory clients.  In addition, the Board considered information regarding the legal standards and fiduciary obligations applicable to its consideration of the continuation of each of the Advisory Agreements.  The contract review process, including the structure and format for information and materials provided to the Board, has been developed in consultation with the Board.  The Independent
Trustees also met in executive sessions with their independent legal counsel and, for portions thereof, with senior management of New York Life Investments.
The Board’s deliberations with respect to the continuation of each of the Advisory Agreements reflect a year-long process, and the Board also took into account information furnished to the Board and its Committees throughout the year, as deemed relevant and appropriate by the Trustees, including, among other items, reports on investment performance of each Portfolio and investment-related matters for each Portfolio as well as presentations from New York Life Investments and, generally annually, personnel of each Subadvisor.  In addition, the Board took into account other information provided by New York Life Investments throughout the year, including, among other items, periodic reports on legal and compliance matters, risk management, portfolio turnover, brokerage commissions and non-advisory services provided to each Portfolio by New York Life Investments, as deemed relevant and appropriate by the Trustees.
In addition to information provided to the Board throughout the year, the Board received information in connection with its June 2024 meeting provided specifically in response to requests prepared on behalf of the Board, and in consultation with the Independent Trustees, by independent legal counsel to the Independent Trustees regarding each Portfolio’s distribution arrangements.  In addition, the Board received information regarding each Portfolio’s asset levels, share purchase and redemption activity and the payment of Rule 12b-1 and/or certain other fees by the applicable share class(es) of each applicable Portfolio, among other information.
In considering the continuation of each of the Advisory Agreements, the Trustees reviewed and evaluated the information and factors they believed to reasonably be necessary and appropriate in light of legal advice furnished to them by independent legal counsel to the Independent Trustees and through the exercise of their own business judgment.  Although individual Trustees may have weighed certain factors or information differently and the Board did not consider any single factor or information controlling in reaching its decision, the factors that figured prominently in the Board’s consideration of the continuation of each of the Advisory Agreements with respect to each applicable Portfolio are summarized in more detail below and include, among other factors: (i) the nature, extent and quality of the services provided to the Portfolio by New York Life Investments and the Subadvisor(s), if applicable; (ii) the qualifications of the portfolio manager(s) of the Portfolio and the historical investment performance of the Portfolio, New York Life Investments and, if applicable, the Subadvisor(s); (iii) the costs of the services provided, and profits realized, by New York Life Investments and the Subadvisor(s), if applicable, with respect to their relationships with the Portfolio; (iv) the extent to which economies of scale have been realized or may be realized if the Portfolio grows and the extent to which any economies of scale have been shared, have benefited or may benefit the Portfolio’s

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shareholders; and (v) the reasonableness of the Portfolio’s management and, if applicable, subadvisory fees and total ordinary operating expenses.  Although the Board recognized that comparisons between each Portfolio’s fees and expenses and those of other funds are imprecise given different terms of agreements, variations in fund strategies and other factors, the Board considered the reasonableness of each Portfolio’s management fee and total ordinary operating expenses as compared to peer funds identified by ISS.  Throughout their considerations, the Trustees acknowledged the commitment of New York Life Investments and its affiliates to serve the New York Life Investments Group of Funds, as well as their capacity, experience, resources, financial stability and reputations.  The Trustees also acknowledged the entrepreneurial and other risks assumed by New York Life Investments in sponsoring and managing each Portfolio.  With respect to the Subadvisory Agreements, the Board took into account New York Life Investments’ recommendation to approve the continuation of each of the Subadvisory Agreements.
The Trustees noted that, throughout the year, the Trustees are afforded an opportunity to ask questions of, and request additional information or materials from, New York Life Investments and each Subadvisor.  The Board’s decision with respect to each of the Advisory Agreements may have also been based, in part, on the Board’s knowledge of New York Life Investments and each Subadvisor resulting from, among other things, the Board’s consideration of each of the Advisory Agreements in prior years, the advisory agreements for other funds in the New York Life Investments Group of Funds, the Board’s review throughout the year of the performance and operations of other funds in the New York Life Investments Group of Funds and each Trustee’s business judgment and industry experience.  In addition to considering the above-referenced factors, the Board observed that in the marketplace, notably under variable life insurance policies and variable annuity contracts for which each Portfolio serves as an investment option, there are a range of investment options available to investors and that each Portfolio’s shareholders, having had the opportunity to consider other investment options, have invested in the Portfolio.
The factors that figured prominently in the Board’s decision to approve the continuation of each of the Advisory Agreements during the Board’s December 3-4, 2024 meeting are summarized in more detail below.  The Board considered on a Portfolio-by-Portfolio basis the factors and information deemed relevant and appropriate by the Trustees to evaluate the continuation of each of the Advisory Agreements, and the Board’s decision was made separately with respect to each Portfolio.
Nature, Extent and Quality of Services Provided by New York Life Investments and the Subadvisors
The Board examined the nature, extent and quality of the services that New York Life Investments provides to each Portfolio.  The Board evaluated New York Life Investments’ experience and capabilities in serving as manager of each Portfolio and considered that each Portfolio with one or more Subadvisors operates in a “manager-of-managers” structure.  The Board also considered New York Life Investments’
responsibilities and services provided pursuant to this structure, including overseeing the services provided by each Subadvisor, evaluating the performance of each Subadvisor, making recommendations to the Board as to whether each Subadvisory Agreement should be renewed, modified or terminated and periodically reporting to the Board regarding the results of New York Life Investments’ evaluation and monitoring functions.  The Board noted that New York Life Investments manages other mutual funds, serves a variety of other investment advisory clients, including other pooled investment vehicles, and has experience overseeing mutual fund service providers, including subadvisors.  The Board considered the experience of senior personnel at New York Life Investments providing management and administrative and other non-advisory services to each Portfolio.  The Board observed that New York Life Investments devotes significant resources and time to providing management and administrative and other non-advisory services to each Portfolio, including, for Portfolios with one or more Subadvisors, New York Life Investments’ oversight and due diligence reviews of each Subadvisor and ongoing analysis of, and interactions with, each Subadvisor with respect to, among other things, the applicable Portfolio’s or Portfolios’ investment performance and risks as well as each Subadvisor’s investment capabilities and subadvisory services with respect to the applicable Portfolio(s).
The Board also considered the range of services that New York Life Investments provides to each Portfolio under the terms of the Management Agreement, including: (i) fund accounting and ongoing supervisory services provided by New York Life Investments’ Fund Administration and Accounting Group; (ii) investment supervisory and analytical services provided by New York Life Investments’ Investment Consulting Group; (iii) compliance services provided by the Trust’s Chief Compliance Officer as well as New York Life Investments’ compliance department; (iv) legal services provided by New York Life Investments’ Office of the General Counsel; and (v) risk management monitoring and analysis by compliance and investment personnel.  In addition, the Board considered New York Life Investments’ willingness to invest in personnel and other resources, such as cyber security, information security and business continuity planning, that may benefit each Portfolio and noted that New York Life Investments is responsible for compensating the Trust’s officers, except for a portion of the salary of the Trust’s Chief Compliance Officer.  The Board recognized that New York Life Investments provides certain other non-advisory services to each Portfolio and has over time provided an increasingly broad array of non-advisory services to the New York Life Investments Group of Funds as a result of regulatory and other developments.
The Board also examined the range, and the nature, extent and quality, of the investment advisory services that New York Life Investments and each Subadvisor provides to the applicable Portfolio(s) and considered the terms of each of the Advisory Agreements.  The Board evaluated New York Life Investments’ and each Subadvisor’s experience and performance in serving as investment adviser or subadvisor, respectively, to the applicable Portfolio(s) and advising other portfolios and New York Life Investments’ and each Subadvisor’s track record and experience in
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providing investment advisory services as well as the experience of investment advisory and other senior personnel at New York Life Investments and each Subadvisor.  The Board considered New York Life Investments’ and each Subadvisor’s overall resources, legal and compliance environment, capabilities, reputation, financial condition and history.  In addition to information provided in connection with quarterly meetings with the Trust’s Chief Compliance Officer, the Board considered information regarding the compliance policies and procedures of New York Life Investments and each Subadvisor.  The Board also considered New York Life Investments’ and each Subadvisor’s ability to recruit and retain qualified investment professionals and willingness to invest in personnel and other resources that may benefit the applicable Portfolio(s).  In this regard, the Board considered the qualifications and experience of each Portfolio’s portfolio manager(s), the number of accounts managed by the portfolio manager(s) and the method for compensating the portfolio manager(s).
Because the NYLI VP Conservative Allocation Portfolio, NYLI VP Moderate Allocation Portfolio, NYLI VP Growth Allocation Portfolio and NYLI VP Equity Allocation Portfolio (together, the “Allocation Portfolios”) invest substantially all their assets in other funds advised by New York Life Investments or its affiliates, the Board considered information from New York Life Investments regarding the investment rationale and process for the allocation among and selection of the underlying funds in which the Allocation Portfolios invest.
In addition, the Board considered information provided by New York Life Investments and each Subadvisor regarding their respective business continuity and disaster recovery plans.
Based on these considerations, among others, the Board concluded that each Portfolio would likely continue to benefit from the nature, extent and quality of these services.
Investment Performance
In evaluating each Portfolio’s investment performance, the Board considered investment performance results over various periods in light of each Portfolio’s investment objective and strategies.  The Board considered investment reports on, and analysis of, each Portfolio’s performance provided to the Board throughout the year, including each Portfolio’s investment performance compared to each Portfolio’s relevant benchmark(s).  With respect to each of the NYLI VP Hedge Multi-Strategy Portfolio and the NYLI VP S&P 500 Index Portfolio, the Board also considered information regarding the Portfolio’s tracking error relative to its benchmark(s). The Board also considered information provided by ISS showing the investment performance of each Portfolio as compared to peer funds.
The Board also took into account its discussions with senior management at New York Life Investments concerning each Portfolio’s investment performance over various periods as well as discussions between a representative(s) of each Subadvisor and the members of the Board’s Investment Committee, which generally occur on an annual basis. The
Board also took into account the following considerations with respect to certain Portfolios:
1. In considering the investment performance of the NYLI VP American Century Sustainable Equity Portfolio, the Board noted that the Portfolio underperformed its peer funds for the one-, five- and ten-year periods ended July 31, 2024, and performed favorably relative to its peer funds for the three-year period ended July 31, 2024.  The Board considered its discussions with representatives from New York Life Investments and American Century Investment Management, Inc. regarding the Portfolio’s investment performance.
2. In considering the investment performance of the NYLI VP Balanced Portfolio, the Board noted that the Portfolio underperformed its peer funds for the one-year period ended July 31, 2024, performed in line with its peer funds for the five- and ten-year periods ended July 31, 2024, and performed favorably relative to its peer funds for the three-year period ended July 31, 2024.  The Board considered its discussions with representatives from New York Life Investments, NYL Investors LLC and Wellington Management Company LLP regarding the Portfolio’s investment performance.
3. In considering the investment performance of the NYLI VP Bond Portfolio, the Board noted that the Portfolio underperformed its peer funds for the three- and five-year periods ended July 31, 2024, and performed in line with its peer funds for the one- and ten-year periods ended July 31, 2024.  The Board considered its discussions with representatives from New York Life Investments and NYL Investors LLC regarding the Portfolio’s investment performance.
4. In considering the investment performance of the NYLI VP Candriam Emerging Markets Equity Portfolio, the Board noted that the Portfolio underperformed its peer funds for the three-, five- and ten-year periods ended July 31, 2024, and performed in line with its peer funds for the one-year period ended July 31, 2024.  The Board considered its discussions with representatives from New York Life Investments and Candriam regarding the Portfolio’s investment performance.
5. In considering the investment performance of the NYLI VP CBRE Global Infrastructure Portfolio, the Board noted that the Portfolio underperformed its peer funds for the five-year period ended July 31, 2024, and performed in line with its peer funds for the one- and three-year periods ended July 31, 2024.  The Board considered its discussions with representatives from New York Life Investments and CBRE Investment Management Listed Real Assets LLC regarding the Portfolio’s investment performance.
6. In considering the investment performance of the NYLI VP Hedge Multi-Strategy Portfolio, the Board noted that the Portfolio underperformed its peer funds for the three-, five- and ten-year periods ended July 31, 2024, and performed in line with its peer funds for the one-year period ended July 31, 2024.  The Board considered its discussions with representatives from New York Life Investments regarding the Portfolio’s investment performance.
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7. In considering the investment performance of the NYLI VP MacKay U.S. Infrastructure Bond Portfolio, the Board noted that the Portfolio underperformed its peer funds for the one-, five- and ten-year periods ended July 31, 2024, and performed favorably relative to its peer funds for the three-year period ended July 31, 2024.  The Board considered its discussions with representatives from New York Life Investments and MacKay Shields LLC regarding the Portfolio’s investment performance.
8. In considering the investment performance of the NYLI VP PineStone International Equity Portfolio, the Board noted that the Portfolio underperformed its peer funds for the one-, three-, five- and ten-year periods ended July 31, 2024.  The Board considered its discussions with representatives from New York Life Investments and PineStone Asset Management Inc. regarding the Portfolio’s investment performance.
9. With respect to the NYLI VP Schroders Mid Cap Opportunities Portfolio, the Board considered its discussions with representatives from New York Life Investments regarding the Portfolio’s investment performance and the Board’s approval of a new subadvisory agreement between New York Life Investments and Schroder Investment Management North America Inc. with respect to the Portfolio and approval to reposition the Portfolio, effective August 12, 2024.
10. In considering the investment performance of the NYLI VP Wellington Small Cap Portfolio, the Board noted that the Portfolio underperformed its peer funds for the three- and five-year periods ended July 31, 2024, and performed favorably relative to its peer funds for the one-year period ended July 31, 2024.  The Board considered its discussions with representatives from New York Life Investments and Wellington Management Company LLP regarding the Portfolio’s investment performance.
Based on these considerations, among others, the Board concluded that its review of each Portfolio’s investment performance and related information supported a determination to approve the continuation of each of the Advisory Agreements.
Costs of the Services Provided, and Profits and Other Benefits Realized, by New York Life Investments and the Subadvisors
Portfolios with Affiliated Subadvisors
The Board considered the costs of the services provided under each of the Advisory Agreements.  The Board also considered the profitability of New York Life Investments and its affiliates, including each Affiliated Subadvisor, due to their relationships with the applicable Portfolio(s) as well as of New York Life Investments and its affiliates due to their relationships with the New York Life Investments Group of Funds.  Because each Affiliated Subadvisor is an affiliate of New York Life Investments whose subadvisory fee is paid by New York Life Investments, not the applicable Portfolio(s), the Board considered cost and profitability information for New York Life Investments and each Affiliated Subadvisor in the aggregate.
In addition, the Board acknowledged the difficulty in obtaining reliable comparative data about mutual fund managers’ profitability because such information generally is not publicly available and may be impacted by numerous factors, including the structure of a fund manager’s organization, the types of funds it manages, the methodology used to allocate certain fixed costs to specific funds and the manager’s capital structure and costs of capital.
In evaluating the costs of the services provided by New York Life Investments and each Affiliated Subadvisor, and profitability of New York Life Investments and its affiliates, including each Affiliated Subadvisor, due to their relationships with the applicable Portfolio(s), the Board considered, among other factors, New York Life Investments’ and its affiliates’, including each Affiliated Subadvisor’s, continuing investments in, or willingness to invest in, personnel and other resources that may support and further enhance the management of such Portfolio(s), and that New York Life Investments is responsible for paying the subadvisory fee for such Portfolio(s).  The Board also considered the financial resources of New York Life Investments and each Affiliated Subadvisor and acknowledged that New York Life Investments and each Affiliated Subadvisor must be in a position to recruit and retain experienced professional personnel and to maintain a strong financial position for New York Life Investments and each Affiliated Subadvisor to continue to provide high-quality services to the applicable Portfolio(s).  The Board recognized that each Portfolio benefits from the allocation of certain fixed costs among the funds in the New York Life Investments Group of Funds, among other expected benefits resulting from its relationship with New York Life Investments.
The Board considered information regarding New York Life Investments’ methodology for calculating profitability and allocating costs provided by New York Life Investments in connection with the fund profitability analysis presented to the Board.  The Board concluded that New York Life Investments’ methods for allocating costs and procedures for estimating overall profitability of the relationship with the funds in the New York Life Investments Group of Funds were reasonable.  The Board recognized the difficulty in calculating and evaluating a manager’s profitability with respect to each Portfolio and considered that other profitability methodologies may also be reasonable.
The Board also considered certain fall-out benefits that may be realized by New York Life Investments and its affiliates, including each Affiliated Subadvisor, due to their relationships with the applicable Portfolio(s), including reputational and other indirect benefits.  The Board recognized, for example, the benefits to certain Affiliated Subadvisors from legally permitted “soft-dollar” arrangements by which brokers provide research and other services to each such Affiliated Subadvisor in exchange for commissions paid by the applicable Portfolio(s) with respect to trades in such Portfolio(s)’s portfolio securities.  In addition, except with respect to the NYLI VP U.S. Government Money Market Portfolio, the Board considered its review of the management agreement for a money market fund advised by New York Life Investments and an Affiliated Subadvisor that serves as an investment option for each Portfolio, including the potential rationale for and costs associated with investments in this money market fund by each Portfolio, if any, and considered information from New York Life Investments that the nature and type of specific
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investment advisory services provided to this money market fund are distinct from, or in addition to, the investment advisory services provided to each Portfolio.  In addition, the Board considered the potential dividend received tax deduction for insurance company affiliates of New York Life Investments from each Portfolio’s securities lending activity.
The Board noted that each Portfolio serves as an investment option primarily under variable contracts issued by affiliates of New York Life Investments that would receive fees under those contracts.  The Board observed that, in addition to fees earned by New York Life Investments under the Management Agreement for managing each Portfolio, New York Life Investments’ affiliates also earn revenues from serving each Portfolio in various other capacities, including as each Portfolio’s distributor, and insurance companies affiliated with New York Life Investments would be entitled to receive fees from each applicable Portfolio under a distribution and service plan adopted pursuant to Rule 12b-1 under the 1940 Act.  The Board considered information about these other revenues in the context of the profitability of the relationship with each Portfolio to New York Life Investments and its affiliates.  The Board noted that, although it assessed the overall profitability of the relationship with each Portfolio to New York Life Investments and its affiliates as part of the contract review process, when considering the reasonableness of the fee paid to New York Life Investments under the Management Agreement, the Board considered the profitability of New York Life Investments’ relationship with each Portfolio on a pre-tax basis and without regard to distribution expenses incurred by New York Life Investments from its own resources.
After evaluating the information deemed relevant by the Trustees, the Board concluded that any profits realized by New York Life Investments and its affiliates, including each Affiliated Subadvisor, due to their relationships with the applicable Portfolio(s) were not excessive and other expected benefits that may accrue to New York Life Investments and its affiliates, including each Affiliated Subadvisor, are reasonable.
Portfolios with one or more Unaffiliated Subadvisors (except for the NYLI VP Dimensional U.S. Equity Portfolio and NYLI VP Schroders Mid Cap Opportunities Portfolio)
The Board considered the costs of the services provided under each of the Advisory Agreements.  The Board also considered the profitability of New York Life Investments and its affiliates and each Unaffiliated Subadvisor due to their relationships with the applicable Portfolio(s) as well as of New York Life Investments and its affiliates due to their relationships with the New York Life Investments Group of Funds.  With respect to the profitability of each Unaffiliated Subadvisor’s relationship with the applicable Portfolio(s), the Board considered information from New York Life Investments that each Unaffiliated Subadvisor’s subadvisory fee reflected an arm’s-length negotiation and that this fee is paid by New York Life Investments, not the applicable Portfolio(s), and the relevance of each Unaffiliated Subadvisor’s profitability was considered by the Trustees in that context.  On this basis, the Board primarily considered the costs and profitability for New York Life Investments and its affiliates with respect to the applicable Portfolio(s).
In addition, the Board acknowledged the difficulty in obtaining reliable comparative data about mutual fund managers’ profitability because such information generally is not publicly available and may be impacted by numerous factors, including the structure of a fund manager’s organization, the types of funds it manages, the methodology used to allocate certain fixed costs to specific funds and the manager’s capital structure and costs of capital.
In evaluating the costs of the services provided by New York Life Investments and each Unaffiliated Subadvisor, and profitability of New York Life Investments and its affiliates and each Unaffiliated Subadvisor due to their relationships with the applicable Portfolio(s), the Board considered, among other factors, New York Life Investments’ and its affiliates’ and each Unaffiliated Subadvisor’s continuing investments in, or willingness to invest in, personnel and other resources that may support and further enhance the management of such Portfolio(s), and that New York Life Investments is responsible for paying the subadvisory fee for such Portfolio(s).  The Board also considered the financial resources of New York Life Investments and each Unaffiliated Subadvisor and acknowledged that New York Life Investments and each Unaffiliated Subadvisor must be in a position to recruit and retain experienced professional personnel and to maintain a strong financial position for New York Life Investments and the Unaffiliated Subadvisor to continue to provide high-quality services to the applicable Portfolio(s).  The Board recognized that each Portfolio benefits from the allocation of certain fixed costs among the funds in the New York Life Investments Group of Funds, among other expected benefits resulting from its relationship with New York Life Investments.
The Board considered information regarding New York Life Investments’ methodology for calculating profitability and allocating costs provided by New York Life Investments in connection with the fund profitability analysis presented to the Board.  The Board concluded that New York Life Investments’ methods for allocating costs and procedures for estimating overall profitability of the relationship with the funds in the New York Life Investments Group of Funds were reasonable.  The Board recognized the difficulty in calculating and evaluating a manager’s profitability with respect to each Portfolio and considered that other profitability methodologies may also be reasonable.
The Board also considered certain fall-out benefits that may be realized by New York Life Investments and its affiliates and each Unaffiliated Subadvisor and its affiliates due to their relationships with the applicable Portfolio(s), including reputational and other indirect benefits.  The Board recognized, for example, the benefits to certain Unaffiliated Subadvisors from legally permitted “soft-dollar” arrangements by which brokers provide research and other services to each such Unaffiliated Subadvisor in exchange for commissions paid by the applicable Portfolio(s) with respect to trades in such Portfolio(s)’s portfolio securities.  In this regard, the Board also requested and considered information from New York Life Investments concerning other material business relationships between each Unaffiliated Subadvisor and its affiliates and New York Life Investments and its affiliates. The Board further considered the existence of a strategic partnership between New York Life Investments and each of
28

CBRE Investment Management Listed Real Assets LLC, Epoch Investment Partners, Inc., PineStone Asset Management Inc., Wellington Management Company LLP and Winslow Capital Management, LLC that relates to certain current and future products and represents a potential conflict of interest associated with New York Life Investments’ recommendation to approve the continuation of the applicable Subadvisory Agreements. In addition, the Board considered its review of the management agreement for a money market fund advised by New York Life Investments and an Affiliated Subadvisor that serves as an investment option for each Portfolio, including the potential rationale for and costs associated with investments in this money market fund by each Portfolio, if any, and considered information from New York Life Investments that the nature and type of specific investment advisory services provided to this money market fund are distinct from, or in addition to, the investment advisory services provided to each Portfolio.  In addition, the Board considered the potential dividend received tax deduction for insurance company affiliates of New York Life Investments from each Portfolio’s securities lending activity.
The Board noted that each Portfolio serves as an investment option primarily under variable contracts issued by affiliates of New York Life Investments that would receive fees under those contracts.  The Board observed that, in addition to fees earned by New York Life Investments under the Management Agreement for managing each Portfolio, New York Life Investments’ affiliates also earn revenues from serving each Portfolio in various other capacities, including as each Portfolio’s distributor, and insurance companies affiliated with New York Life Investments would be entitled to receive fees from each Portfolio under a distribution and service plan adopted pursuant to Rule 12b-1 under the 1940 Act.  The Board considered information about these other revenues in the context of the profitability of the relationship with each Portfolio to New York Life Investments and its affiliates.  The Board noted that, although it assessed the overall profitability of the relationship with each Portfolio to New York Life Investments and its affiliates as part of the contract review process, when considering the reasonableness of the fee paid to New York Life Investments under the Management Agreement, the Board considered the profitability of New York Life Investments’ relationship with each Portfolio on a pre-tax basis and without regard to distribution expenses incurred by New York Life Investments from its own resources.
After evaluating the information deemed relevant by the Trustees, the Board concluded that any profits realized by New York Life Investments and its affiliates due to their relationships with the applicable Portfolio(s) were not excessive, other expected benefits that may accrue to New York Life Investments and its affiliates are reasonable and other expected benefits that may accrue to each Unaffiliated Subadvisor and its affiliates are consistent with those expected for a subadvisor to a mutual fund.  With respect to each Unaffiliated Subadvisor, the Board considered that any profits realized by such Unaffiliated Subadvisor due to its relationship with the applicable Portfolio(s) are the result of arm’s-length negotiations between New York Life Investments and such Unaffiliated Subadvisor, acknowledging that any such profits are based on the subadvisory fee paid to such Unaffiliated Subadvisor by New York Life Investments, not the applicable Portfolio(s).
Allocation Portfolios, NYLI VP Dimensional U.S. Equity Portfolio, NYLI VP Hedge Multi-Strategy Portfolio, NYLI VP Schroders Mid Cap Opportunities Portfolio and NYLI VP S&P 500 Index Portfolio
The Board considered the costs of the services provided under the Management Agreement.  The Board also considered the profitability of New York Life Investments and its affiliates due to their relationships with each Portfolio as well as of New York Life Investments and its affiliates due to their relationships with the New York Life Investments Group of Funds.
In addition, the Board acknowledged the difficulty in obtaining reliable comparative data about mutual fund managers’ profitability because such information generally is not publicly available and may be impacted by numerous factors, including the structure of a fund manager’s organization, the types of funds it manages, the methodology used to allocate certain fixed costs to specific funds and the manager’s capital structure and costs of capital.
In evaluating the costs of the services provided by New York Life Investments, and profitability of New York Life Investments and its affiliates due to their relationships with each Portfolio, the Board considered, among other factors, New York Life Investments’ and its affiliates’ continuing investments in, or willingness to invest in, personnel and other resources that may support and further enhance the management of each Portfolio.  The Board also considered the financial resources of New York Life Investments and acknowledged that New York Life Investments must be in a position to recruit and retain experienced professional personnel and to maintain a strong financial position for New York Life Investments to continue to provide high-quality services to each Portfolio.  The Board recognized that each Portfolio benefits from the allocation of certain fixed costs among the funds in the New York Life Investments Group of Funds, among other expected benefits resulting from its relationship with New York Life Investments.
The Board considered information regarding New York Life Investments’ methodology for calculating profitability and allocating costs provided by New York Life Investments in connection with the fund profitability analysis presented to the Board.  The Board concluded that New York Life Investments’ methods for allocating costs and procedures for estimating overall profitability of the relationship with the funds in the New York Life Investments Group of Funds were reasonable.  The Board recognized the difficulty in calculating and evaluating a manager’s profitability with respect to each Portfolio and considered that other profitability methodologies may also be reasonable.
The Board also considered certain fall-out benefits that may be realized by New York Life Investments and its affiliates due to their relationships with each Portfolio, including reputational and other indirect benefits.  In addition, the Board considered its review of the management agreement for a money market fund advised by New York Life Investments and an Affiliated Subadvisor that serves as an investment option for each
29

Portfolio, including the potential rationale for and costs associated with investments in this money market fund by each Portfolio, if any, and considered information from New York Life Investments that the nature and type of specific investment advisory services provided to this money market fund are distinct from, or in addition to, the investment advisory services provided to each Portfolio.  In addition, the Board considered the potential dividend received tax deduction for insurance company affiliates of New York Life Investments from each Portfolio’s securities lending activity.
The Board noted that each Portfolio serves as an investment option primarily under variable contracts issued by affiliates of New York Life Investments that would receive fees under those contracts.  The Board observed that, in addition to fees earned by New York Life Investments under the Management Agreement for managing each Portfolio, New York Life Investments’ affiliates also earn revenues from serving each Portfolio in various other capacities, including as each Portfolio’s distributor, and insurance companies affiliated with New York Life Investments would be entitled to receive fees from each Portfolio under a distribution and service plan adopted pursuant to Rule 12b-1 under the 1940 Act.  The Board considered information about these other revenues in the context of the profitability of the relationship with each Portfolio to New York Life Investments and its affiliates.  The Board noted that, although it assessed the overall profitability of the relationship with each Portfolio to New York Life Investments and its affiliates as part of the contract review process, when considering the reasonableness of the fee paid to New York Life Investments under the Management Agreement, the Board considered the profitability of New York Life Investments’ relationship with each Portfolio on a pre-tax basis and without regard to distribution expenses incurred by New York Life Investments from its own resources.
The Board noted that the Allocation Portfolios do not pay a management fee for the allocation and other management services provided by New York Life Investments under the Management Agreement but that shareholders of the Allocation Portfolios indirectly pay their pro rata share of the fees and expenses of the underlying funds in which the Allocation Portfolios invest.  The Board considered that the Allocation Portfolios’ investments in underlying funds managed by New York Life Investments or its affiliates indirectly benefit New York Life Investments or its affiliates.  The Board noted that it considers the profits realized by New York Life Investments and its affiliates with respect to the underlying New York Life Investments Funds as part of the annual contract review process for those funds.
After evaluating the information deemed relevant by the Trustees, the Board concluded that any profits realized by New York Life Investments and its affiliates due to their relationships with each Portfolio were not excessive.
Management and Subadvisory Fees and Total Ordinary Operating Expenses
The Board evaluated the reasonableness of the fee paid under each of the Advisory Agreements and each Portfolio’s total ordinary operating expenses.  With respect to the management fee and subadvisory fee for each Portfolio with one of more Subadvisors, the Board primarily considered the reasonableness of the management fee paid by the Portfolio to New York Life Investments because the subadvisory fee paid to each Subadvisor is paid by New York Life Investments, not the Portfolio.  The Board also considered the reasonableness of the subadvisory fee paid by New York Life Investments and the amount of the management fee retained by New York Life Investments with respect to each Portfolio with one or more Subadvisors.
In assessing the reasonableness of each Portfolio’s fees and expenses, the Board primarily considered comparative data provided by ISS on the fees and expenses of similar mutual funds managed by other investment advisers.  The Board considered New York Life Investments’ process for monitoring and addressing potential conflicts of interest in the selection of underlying funds.  In addition, the Board considered information provided by New York Life Investments and each Subadvisor on fees charged to other investment advisory clients, including institutional separate accounts and/or other funds, that follow investment strategies similar to those of the applicable Portfolio(s), if any.  The Board considered the contractual management fee schedule for each Portfolio as compared to those for such other investment advisory clients, taking into account the rationale for differences in fee schedules.  The Board also took into account information provided by New York Life Investments about the more extensive scope of services provided to registered investment companies, such as each Portfolio, as compared with other investment advisory clients.  Additionally, the Board considered the impact of contractual breakpoints, voluntary waivers and/or expense limitation arrangements, as applicable, on each Portfolio’s net management fee and expenses.  The Board also considered that in proposing fees for each Portfolio, New York Life Investments considers the competitive marketplace for mutual funds.
The Board also took into account the following considerations with respect to certain Portfolios:
1. With respect to the NYLI VP CBRE Global Infrastructure Portfolio, the Board considered its discussions with representatives from New York Life Investments regarding the total net expenses paid by the Portfolio.
2. With respect to the NYLI VP Winslow Large Cap Growth Portfolio, the Board considered its discussions with representatives from New York Life Investments regarding the management fee paid by the Portfolio.
3. With respect to the NYLI VP Hedge Multi-Strategy Portfolio, the Board considered its discussions with representatives from New York Life Investments regarding the management fee paid by the Portfolio.
Because the Allocation Portfolios do not pay a management fee to New York Life Investments, the Board considered the reasonableness of fees and expenses the Allocation Portfolios indirectly pay by investing in underlying funds that charge a management fee.  Additionally, because the Allocation Portfolios invest substantially all their assets in other funds advised by New York Life Investments or its affiliates, the Board also considered information provided by New York Life Investments regarding the fees and expenses associated with the Allocation Portfolios’
30

investments in other funds, including New York Life Investments’ finding that the applicable Allocation Portfolio’s fees and expenses do not duplicate the fees and expenses of the corresponding acquired fund (when required by Rule 12d1-4 under the 1940 Act).   Because the NYLI VP Hedge Multi-Strategy Portfolio invests primarily in ETFs, the Board also considered information provided by New York Life Investments regarding the fees and expenses associated with the Portfolio’s investments in ETFs, including New York Life Investments’ finding that the Portfolio’s fees and expenses do not duplicate the fees and expenses of the corresponding acquired ETF (when required by Rule 12d1-4 under the 1940 Act).
Additionally, with respect to the NYLI VP MacKay Convertible Portfolio, the Board noted that NYLIM Service Company LLC, an affiliate of New York Life Investments, serves as the transfer agent and dividend disbursing agent for the Service Class and Service 2 Class Shares of the Portfolio but that the Service Class and Service 2 Class Shares do not incur any fees for these services.
The Board further noted that, in certain prior years, New York Life Investments had provided support to the NYLI VP Government U.S. Money Market Portfolio in the form of voluntary waivers and/or reimbursements of fees and expenses in order to maintain a positive yield.
Based on the factors outlined above, among other considerations, the Board concluded that each Portfolio’s management fee and total ordinary operating expenses are within a range that is competitive and support a conclusion that these fees and expenses are reasonable.
Economies of Scale
The Board considered information regarding economies of scale, including whether economies of scale may exist with respect to each Portfolio and whether each Portfolio’s management fee and expense structure permits economies of scale, if any, to be appropriately shared with each Portfolio’s shareholders.  The Board also considered a report from New York Life Investments, previously prepared at the request of the Board, that addressed economies of scale, including with respect to the mutual fund business generally, and the various ways in which the benefits of economies of scale may be shared with the funds in the New York Life Investments Group of Funds.  Although the Board recognized the difficulty of determining economies of scale with precision, the Board acknowledged that economies of scale may be shared with each Portfolio in a number of ways, including, for example, through the imposition of fee breakpoints, initially setting management fee rates at scale or making additional investments to enhance the services provided to each Portfolio.  The Board reviewed information from New York Life Investments showing how each Portfolio’s management fee schedule compared to fee schedules of other funds and accounts managed by New York Life Investments.  The Board also reviewed information from ISS showing how each Portfolio’s management fee schedule compared with fees paid for similar services by peer funds at varying asset levels.  The Board noted that the Allocation Portfolios do not pay a management fee and that the Board separately considers economies of scale as part of its review of the management agreements of underlying New York Life Investments Funds in which the Allocation Portfolios invest and the benefit of any breakpoints in the management fee schedules for the underlying New York Life Investments Funds would pass through to shareholders of the Allocation Portfolios at the specified levels of underlying New York Life Investments Fund assets.
Based on this information, the Board concluded that economies of scale, if any, are appropriately shared for the benefit of each Portfolio’s shareholders through the Portfolio’s management fee and expense structure and other methods to share benefits from economies of scale.
Conclusion
On the basis of the information and factors summarized above, among other information and factors deemed relevant by the Trustees, and the evaluation thereof on a Portfolio-by-Portfolio basis, the Board, including the Independent Trustees voting separately, unanimously voted to approve the continuation of each of the Advisory Agreements for each applicable Portfolio.
1    Candriam, MacKay Shields LLC and NYL Investors LLC are referred to herein as the “Affiliated Subadvisors.” American Century Investment Management, Inc., Brown Advisory LLC, CBRE Investment Management Listed Real Assets LLC, Epoch Investment Partners, Inc., FIAM LLC, Janus Henderson Investors US LLC, Newton Investment Management North America, LLC, Pacific Investment Management Company LLC, PineStone Asset Management Inc., Segall Bryant & Hamill, LLC, Wellington Management Company LLP and Winslow Capital Management, LLC are referred to herein as the “Unaffiliated Subadvisors.”
“New York Life Investments” is both a service mark, and the common trade name, of certain investment advisors affiliated with New York Life Insurance Company. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
31

NYLI VP Janus Henderson Balanced Portfolio
(formerly known as MainStay VP Janus Henderson Balanced Portfolio)

Annual Report - Financial Statements and Other Information
December 31, 2024

Portfolio of Investments December 31, 2024†^
	Principal Amount	Value
Long-Term Bonds 35.6%
Asset-Backed Securities 4.8%
Automobile Asset-Backed Securities 0.1%
Arivo Acceptance Auto Loan Receivables Trust
Series 2022-1A, Class A
3.93%, due 5/15/28 (a)	$ 81,288	$ 80,939
Exeter Automobile Receivables Trust
Series 2021-1A, Class D
1.08%, due 11/16/26	209,154	207,092
Huntington Bank Auto Credit-Linked Notes
Series 2024-2, Class B1
5.442%, due 10/20/32 (a)	650,974	651,485
LAD Auto Receivables Trust
Series 2022-1A, Class A
5.21%, due 6/15/27 (a)	252,077	252,473
Lendbuzz Securitization Trust (a)
Series 2022-1A, Class A
4.22%, due 5/17/27	285,319	284,135
Series 2023-1A, Class A2
6.92%, due 8/15/28	258,802	262,955
Santander Bank Auto Credit-Linked Notes (a)
Series 2022-A, Class B
5.281%, due 5/15/32	140,194	140,223
Series 2022-B, Class A2
5.587%, due 8/16/32	116,264	117,154
Santander Bank NA
Series 2021-1A, Class B
1.833%, due 12/15/31 (a)	270	270
		1,996,726
Home Equity Asset-Backed Securities 0.7%
FIGRE Trust (a)(b)
Series 2024-HE4, Class A
5.056%, due 9/25/54	803,888	788,973
Series 2024-HE3, Class A
5.937%, due 7/25/54	426,448	429,717
Series 2024-HE1, Class A
6.165%, due 3/25/54	671,696	678,444
Series 2024-HE2, Class A
6.38%, due 5/25/54	550,214	560,546
RCKT Mortgage Trust (a)
Series 2024-CES6, Class A1A
5.344%, due 9/25/44 (c)	1,134,714	1,128,895
Series 2024-CES1, Class A1A
6.025%, due 2/25/44 (b)	791,156	794,349
Series 2024-CES2, Class A1A
6.141%, due 4/25/44 (b)	2,193,219	2,205,429
Series 2024-CES3, Class A1A
6.591%, due 5/25/44 (b)	849,825	860,413
	Principal Amount	Value

Home Equity Asset-Backed Securities (continued)
RCKT Mortgage Trust (a) (continued)
Series 2023-CES3, Class A1A
7.113%, due 11/25/43 (b)	$ 611,767	$ 622,599
Saluda Grade Alternative Mortgage Trust (a)(b)
Series 2024-FIG5, Class A
6.255%, due 4/25/54	665,724	666,039
Series 2023-FIG4, Class A
6.718%, due 11/25/53	853,731	872,394
Series 2023-FIG3, Class A
7.067%, due 8/25/53	1,570,948	1,608,651
		11,216,449
Other Asset-Backed Securities 4.0%
American Tower Trust #1
5.49%, due 3/15/28 (a)	2,081,000	2,101,253
Aqua Finance Trust
Series 2021-A, Class A
1.54%, due 7/17/46 (a)	170,430	156,164
ARES LIII CLO Ltd.
Series 2019-53A, Class A1R
5.915% (3 Month SOFR + 1.28%), due 10/24/36 (a)(d)	1,974,000	1,975,038
ARES LX CLO Ltd.
Series 2021-60A, Class A
6.014% (3 Month SOFR + 1.382%), due 7/18/34 (a)(d)	322,000	322,494
ARES XXXIX CLO Ltd.
Series 2016-39A, Class AR3
6.052% (3 Month SOFR + 1.42%), due 7/18/37 (a)(d)	1,331,120	1,335,019
Ballyrock CLO 14 Ltd. (a)(d)
Series 2020-14A, Class A1AR
6.679% (3 Month SOFR + 1.38%), due 7/20/37	2,156,678	2,159,296
Series 2020-14A, Class A1BR
6.879% (3 Month SOFR + 1.58%), due 7/20/37	345,453	346,824
Barings Loan Partners CLO Ltd. 5
Series LP-5A, Class A
5.823% (3 Month SOFR + 1.22%), due 1/20/35 (a)(d)	1,656,624	1,656,632
Benefit Street Partners CLO XV Ltd.
Series 2018-15A, Class A1R
6.046% (3 Month SOFR + 1.39%), due 7/15/37 (a)(d)	1,290,000	1,293,909

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
3

Portfolio of Investments December 31, 2024†^ (continued)
	Principal Amount	Value
Asset-Backed Securities (continued)
Other Asset-Backed Securities (continued)
Carlyle U.S. CLO Ltd. (a)(d)
Series 2018-4A, Class A2R
6.427% (3 Month SOFR + 1.56%), due 10/17/37	$ 2,203,000	$ 2,204,895
Series 2017-3A, Class A1R2
6.535% (3 Month SOFR + 1.40%), due 10/21/37	1,575,000	1,577,493
CBAM Ltd. (a)(d)
Series 2019-11RA, Class A1
6.059% (3 Month SOFR + 1.442%), due 1/20/35	1,569,000	1,571,074
Series 2019-11RA, Class B
6.629% (3 Month SOFR + 2.012%), due 1/20/35	400,456	400,462
Cedar Funding IX CLO Ltd.
Series 2018-9A, Class AR
6.037% (3 Month SOFR + 1.42%), due 7/20/37 (a)(d)	1,715,000	1,725,561
CF Hippolyta Issuer LLC (a)
Series 2021-1A, Class A1
1.53%, due 3/15/61	951,872	902,426
Series 2020-1, Class A1
1.69%, due 7/15/60	612,237	598,195
Series 2021-1A, Class B1
1.98%, due 3/15/61	360,015	335,623
Series 2020-1, Class B1
2.28%, due 7/15/60	89,945	87,191
Series 2022-1A, Class A1
5.97%, due 8/15/62	1,035,790	1,035,378
Series 2022-1A, Class A2
6.11%, due 8/15/62	2,900,123	2,884,337
CIFC Funding Ltd. (a)(d)
Series 2014-2RA, Class AR
5.995% (3 Month SOFR + 1.36%), due 10/24/37	1,915,000	1,925,891
Series 2021-7A, Class A1
6.018% (3 Month SOFR + 1.392%), due 1/23/35	483,000	484,271
Series 2014-5A, Class A1R3
6.027% (3 Month SOFR + 1.38%), due 7/17/37	2,372,000	2,387,532
Series 2021-7A, Class B
6.488% (3 Month SOFR + 1.862%), due 1/23/35	323,837	324,314
CIM Trust
Series 2021-NR1, Class A1
5.569%, due 7/25/55 (a)(c)	169,822	169,467
	Principal Amount	Value

Other Asset-Backed Securities (continued)
CP EF Asset Securitization I LLC
Series 2022-1A, Class A
5.96%, due 4/15/30 (a)	$ 65,220	$ 65,294
CP EF Asset Securitization II LLC
Series 2023-1A, Class A
7.48%, due 3/15/32 (a)	415,756	421,763
CRB Securitization Trust
Series 2023-1, Class A
6.96%, due 10/20/33 (a)	119,778	120,836
CyrusOne Data Centers Issuer I LLC (a)
Series 2024-2A, Class A2
4.50%, due 5/20/49	227,000	216,347
Series 2024-3A, Class A2
4.65%, due 5/20/49	2,171,000	2,014,533
Series 2024-1A, Class A2
4.76%, due 3/22/49	618,025	595,446
Series 2023-1A, Class B
5.45%, due 4/20/48	301,849	295,875
Series 2023-2A, Class A2
5.56%, due 11/20/48	557,968	557,805
DB Master Finance LLC
Series 2021-1A, Class A2II
2.493%, due 11/20/51 (a)	271,600	245,218
Diamond Infrastructure Funding LLC
Series 2021-1A, Class A
1.76%, due 4/15/49 (a)	1,031,000	963,284
Domino's Pizza Master Issuer LLC
Series 2018-1A, Class A2I
4.116%, due 7/25/48 (a)	877,385	872,152
Elmwood CLO VI Ltd.
Series 2020-3A, Class ARR
6.012% (3 Month SOFR + 1.38%), due 7/18/37 (a)(d)	2,581,000	2,596,520
Gracie Point International Funding LLC
Series 2024-1A, Class A
6.614% (SOFR 90A + 1.70%), due 3/1/28 (a)(d)	482,000	483,339
HPS Loan Management Ltd.
Series 2021-16A, Class B
6.588% (3 Month SOFR + 1.962%), due 1/23/35 (a)(d)	310,367	310,775
Libra Solutions LLC
Series 2024-1A, Class A
5.88%, due 9/30/38 (a)(e)	327,000	320,621
M&T Equipment Notes (a)
Series 2023-1A, Class A3
5.74%, due 7/15/30	331,000	334,226

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
4	NYLI VP Janus Henderson Balanced Portfolio

	Principal Amount	Value
Asset-Backed Securities (continued)
Other Asset-Backed Securities (continued)
M&T Equipment Notes (a) (continued)
Series 2023-1A, Class A2
6.09%, due 7/15/30	$ 207,304	$ 207,858
Madison Park Funding LV Ltd.
Series 2022-55A, Class A1R
5.992% (3 Month SOFR + 1.36%), due 7/18/37 (a)(d)	1,971,512	1,981,285
Madison Park Funding XXXIV Ltd.
Series 2019-34A, Class A2RR
6.247% (3 Month SOFR + 1.60%), due 10/16/37 (a)(d)	790,000	790,587
Marlette Funding Trust
Series 2023-2A, Class B
6.54%, due 6/15/33 (a)	271,661	273,203
Mercury Financial Credit Card Master Trust
Series 2023-1A, Class A
8.04%, due 9/20/27 (a)	1,065,000	1,064,789
NetCredit Combined Receivables LLC
Series 2024-A, Class A
7.43%, due 10/21/30 (a)	1,050,897	1,062,603
New Economy Assets Phase 1 Sponsor LLC
Series 2021-1, Class B1
2.41%, due 10/20/61 (a)	514,000	461,432
NRM FNT1 Excess LLC
Series 2024-FNT1, Class A
7.398%, due 11/25/31 (a)	936,166	940,966
NRZ Excess Spread-Collateralized Notes (a)
Series 2021-FHT1, Class A
3.104%, due 7/25/26	258,279	249,115
Series 2020-PLS1, Class A
3.844%, due 12/25/25	126,356	124,264
Oak Street Investment Grade Net Lease Fund
Series 2020-1A, Class A1
1.85%, due 11/20/50 (a)	769,769	742,695
OCP CLO Ltd. (a)(d)
Series 2020-8RA, Class AR
5.773% (3 Month SOFR + 1.25%), due 10/17/36	1,656,624	1,656,755
Series 2020-18A, Class A2R2
6.804% (3 Month SOFR + 1.57%), due 7/20/37	602,473	603,031
Octagon Investment Partners 42 Ltd.
Series 2019-3A, Class A2RR
6.216% (3 Month SOFR + 1.56%), due 7/15/37 (a)(d)	250,000	250,678
	Principal Amount	Value

Other Asset-Backed Securities (continued)
OHA Credit Funding 9 Ltd.
Series 2021-9A, Class A2R
6.423% (3 Month SOFR + 1.58%), due 10/19/37 (a)(d)	$ 1,138,000	$ 1,138,602
PRPM LLC (a)(c)
Series 2022-2, Class A1
5.00%, due 3/25/27	1,170,566	1,167,114
Series 2021-9, Class A1
5.363%, due 10/25/26	545,141	543,653
RAD CLO 21 Ltd.
Series 2023-21A, Class A
6.216% (3 Month SOFR + 1.59%), due 1/25/33 (a)(d)	835,946	837,153
Regatta XI Funding Ltd.
Series 2018-1A, Class AR
6.047% (3 Month SOFR + 1.40%), due 7/17/37 (a)(d)	2,200,710	2,211,942
Regatta XXIII Funding Ltd. (a)(d)
Series 2021-4A, Class A1
6.029% (3 Month SOFR + 1.412%), due 1/20/35	1,413,000	1,415,211
Series 2021-4A, Class B
6.579% (3 Month SOFR + 1.962%), due 1/20/35	343,955	344,344
RR 21 Ltd.
Series 2022-21A, Class A1AR
6.056% (3 Month SOFR + 1.40%), due 7/15/39 (a)(d)	1,331,120	1,337,489
Sixth Street CLO IX Ltd.
Series 2017-9A, Class AR
6.663% (3 Month SOFR + 1.38%), due 7/21/37 (a)(d)	1,682,000	1,687,001
Taco Bell Funding LLC (a)
Series 2021-1A, Class A2II
2.294%, due 8/25/51	371,385	329,365
Series 2021-1A, Class A23
2.542%, due 8/25/51	805,344	665,994
Texas Debt Capital CLO Ltd.
Series 2023-2A, Class A1R
6.221% (3 Month SOFR + 1.37%), due 10/21/37 (a)(d)	1,703,000	1,719,926
THL Credit Wind River CLO Ltd.
Series 2019-1A, Class AR
6.039% (3 Month SOFR + 1.422%), due 7/20/34 (a)(d)	448,000	448,498
Vantage Data Centers Issuer LLC (a)
Series 2020-1A, Class A2
1.645%, due 9/15/45	1,091,000	1,065,429
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
5

Portfolio of Investments December 31, 2024†^ (continued)
	Principal Amount	Value
Asset-Backed Securities (continued)
Other Asset-Backed Securities (continued)
Vantage Data Centers Issuer LLC (a) (continued)
Series 2021-1A, Class A2
2.165%, due 10/15/46	$ 3,200,644	$ 3,035,010
Vantage Data Centers LLC
Series 2020-2A, Class A2
1.992%, due 9/15/45 (a)	705,000	643,418
Voya CLO Ltd.
Series 2024-4A, Class A2
6.734% (3 Month SOFR + 1.55%), due 7/20/37 (a)(d)	682,703	683,715
Wendy's Funding LLC (a)
Series 2021-1A, Class A2I
2.37%, due 6/15/51	244,994	218,109
Series 2021-1A, Class A2II
2.775%, due 6/15/51	616,632	524,661
Westgate Resorts LLC
Series 2022-1A, Class A
1.788%, due 8/20/36 (a)	110,683	108,491
		70,909,159
Total Asset-Backed Securities (Cost $83,786,068)		84,122,334
Corporate Bonds 10.7%
Aerospace & Defense 0.4%
Boeing Co. (The)
5.15%, due 5/1/30	1,288,000	1,269,945
6.298%, due 5/1/29	1,251,000	1,296,746
6.388%, due 5/1/31	1,268,000	1,325,720
6.528%, due 5/1/34	1,221,000	1,279,130
7.008%, due 5/1/64	416,000	441,429
TransDigm, Inc. (a)
6.375%, due 3/1/29	382,000	382,849
6.625%, due 3/1/32	1,722,000	1,737,542
		7,733,361
Auto Manufacturers 0.2%
Ford Motor Credit Co. LLC
5.80%, due 3/8/29	1,254,000	1,254,444
6.125%, due 3/8/34	976,000	954,909
7.122%, due 11/7/33	715,000	746,233
7.20%, due 6/10/30	348,000	366,361
7.35%, due 3/6/30	354,000	374,864
		3,696,811
	Principal Amount	Value

Auto Parts & Equipment 0.1%
ZF North America Capital, Inc. (a)
6.75%, due 4/23/30	$ 818,000	$ 786,862
6.875%, due 4/23/32	660,000	625,840
		1,412,702
Banks 2.3%
Bank of America Corp.
5.872%, due 9/15/34 (f)	1,432,000	1,470,727
Bank of New York Mellon Corp. (The) (f)
4.947%, due 4/26/27	806,000	809,362
6.317%, due 10/25/29	890,000	935,017
6.474%, due 10/25/34	1,448,000	1,563,528
BNP Paribas SA
2.591%, due 1/20/28 (a)(f)	728,000	691,946
Citigroup, Inc.
3.887%, due 1/10/28 (f)	2,697,000	2,643,710
5.592% (5 Year Treasury Constant Maturity Rate + 1.28%), due 11/19/34 (d)	978,000	969,571
5.827%, due 2/13/35 (f)	3,543,000	3,525,660
Series P
5.95%, due 5/15/25 (f)(g)	584,000	583,396
Fifth Third Bancorp
5.631%, due 1/29/32 (f)	373,000	377,155
Goldman Sachs Group, Inc. (The)
3.50%, due 4/1/25	2,712,000	2,702,326
JPMorgan Chase & Co. (f)
5.012%, due 1/23/30	651,000	650,408
5.04%, due 1/23/28	820,000	823,038
5.299%, due 7/24/29	1,374,000	1,387,816
6.087%, due 10/23/29 (h)	1,391,000	1,442,803
Morgan Stanley
1.593%, due 5/4/27 (f)	685,000	656,594
2.188%, due 4/28/26 (f)	1,609,000	1,594,650
2.943%, due 1/21/33 (f)	1,445,000	1,238,030
3.772%, due 1/24/29 (f)	134,000	129,225
4.35%, due 9/8/26 (h)	898,000	891,072
5.042%, due 7/19/30 (f)	921,000	917,820
5.164%, due 4/20/29 (f)	1,265,000	1,268,561
5.32%, due 7/19/35 (f)	1,585,000	1,559,021
5.424%, due 7/21/34 (f)(h)	1,150,000	1,141,978
National Australia Bank Ltd.
2.99%, due 5/21/31 (a)	2,068,000	1,787,305
Nordea Bank Abp
5.375%, due 9/22/27 (a)	2,142,000	2,169,024

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
6	NYLI VP Janus Henderson Balanced Portfolio

	Principal Amount	Value
Corporate Bonds (continued)
Banks (continued)
PNC Financial Services Group, Inc. (The) (f)
5.401%, due 7/23/35	$ 1,586,000	$ 1,573,670
6.875%, due 10/20/34	1,424,000	1,554,384
Truist Financial Corp. (f)(h)
5.435%, due 1/24/30	590,000	595,207
6.047%, due 6/8/27	779,000	791,816
U.S. Bancorp
2.491% (5 Year Treasury Constant Maturity Rate + 0.95%), due 11/3/36 (d)	1,471,000	1,191,438
5.384%, due 1/23/30 (f)	1,259,000	1,269,400
		40,905,658
Beverages 0.0% ‡
Diageo Capital plc
1.375%, due 9/29/25	461,000	450,340
Biotechnology 0.1%
Illumina, Inc.
5.80%, due 12/12/25	707,000	712,255
Royalty Pharma plc
3.55%, due 9/2/50	899,000	599,504
		1,311,759
Chemicals 0.2%
Celanese US Holdings LLC (c)
6.80%, due 11/15/30	1,758,000	1,819,837
6.95%, due 11/15/33	1,419,000	1,472,605
		3,292,442
Computers 0.1%
Booz Allen Hamilton, Inc.
5.95%, due 8/4/33	1,413,000	1,444,448
Distribution & Wholesale 0.2%
LKQ Corp.
5.75%, due 6/15/28	1,278,000	1,298,651
6.25%, due 6/15/33 (h)	1,501,000	1,548,195
		2,846,846
Diversified Financial Services 1.0%
AerCap Ireland Capital DAC
4.625%, due 10/15/27	610,000	605,928
4.625%, due 9/10/29	856,000	837,159
Blue Owl Finance LLC
6.25%, due 4/18/34	1,451,000	1,490,672
	Principal Amount	Value

Diversified Financial Services (continued)
Capital One Financial Corp. (f)
5.70%, due 2/1/30 (h)	$ 329,000	$ 333,508
5.884%, due 7/26/35	1,876,000	1,886,925
6.312%, due 6/8/29	546,000	563,799
7.624%, due 10/30/31	1,188,000	1,311,677
Discover Financial Services
7.964%, due 11/2/34 (f)	1,865,000	2,131,433
Jane Street Group (a)
6.125%, due 11/1/32	1,633,000	1,617,799
7.125%, due 4/30/31	1,532,000	1,574,385
LPL Holdings, Inc.
6.00%, due 5/20/34	1,580,000	1,608,671
6.75%, due 11/17/28 (h)	2,218,000	2,329,514
Nasdaq, Inc.
5.55%, due 2/15/34 (h)	1,947,000	1,964,076
		18,255,546
Electric 0.4%
American Electric Power Co., Inc.
5.625%, due 3/1/33 (h)	1,633,000	1,649,665
Duke Energy Corp.
5.45%, due 6/15/34	2,305,000	2,301,277
Duquesne Light Holdings, Inc.
2.775%, due 1/7/32 (a)	1,005,000	836,771
Exelon Corp.
5.45%, due 3/15/34	1,120,000	1,117,404
National Grid plc
5.809%, due 6/12/33	1,006,000	1,026,113
		6,931,230
Electrical Components & Equipment 0.1%
WESCO Distribution, Inc. (a)
6.375%, due 3/15/29 (h)	728,000	737,730
6.625%, due 3/15/32	922,000	937,097
		1,674,827
Electronics 0.0% ‡
Trimble, Inc.
4.90%, due 6/15/28	468,000	467,589
Food 0.2%
Albertsons Cos., Inc.
6.50%, due 2/15/28 (a)	871,000	882,460
JBS USA Holding LUX SARL
3.00%, due 5/15/32	795,000	661,806
Pilgrim's Pride Corp.
6.25%, due 7/1/33	1,429,000	1,455,962
		3,000,228
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
7

Portfolio of Investments December 31, 2024†^ (continued)
	Principal Amount	Value
Corporate Bonds (continued)
Hand & Machine Tools 0.1%
Regal Rexnord Corp.
6.05%, due 4/15/28	$ 1,026,000	$ 1,043,565
Healthcare-Products 0.3%
Solventum Corp. (a)
5.45%, due 3/13/31	1,945,000	1,943,464
5.60%, due 3/23/34	2,564,000	2,551,395
6.00%, due 5/15/64	901,000	878,639
		5,373,498
Healthcare-Services 1.1%
Centene Corp.
4.25%, due 12/15/27 (h)	3,778,000	3,659,763
Elevance Health, Inc.
4.95%, due 11/1/31	1,582,000	1,555,788
5.20%, due 2/15/35	865,000	844,785
HCA, Inc.
3.625%, due 3/15/32	663,000	584,349
5.375%, due 9/1/26	220,000	220,660
5.60%, due 4/1/34	1,048,000	1,032,377
5.625%, due 9/1/28	618,000	626,212
5.875%, due 2/15/26	286,000	287,438
5.875%, due 2/1/29	459,000	468,474
Health Care Service Corp. A Mutual Legal Reserve Co. (a)
2.20%, due 6/1/30	883,000	763,250
5.20%, due 6/15/29	1,249,000	1,254,688
5.45%, due 6/15/34	2,116,000	2,114,283
5.875%, due 6/15/54	884,000	855,701
Humana, Inc.
5.75%, due 4/15/54	857,000	794,244
5.875%, due 3/1/33	334,000	335,232
5.95%, due 3/15/34	942,000	949,220
UnitedHealth Group, Inc.
4.95%, due 1/15/32	2,140,000	2,115,857
5.15%, due 7/15/34	860,000	848,524
Universal Health Services, Inc.
2.65%, due 10/15/30 (h)	251,000	215,737
		19,526,582
Insurance 0.6%
Aon North America, Inc.
5.30%, due 3/1/31 (h)	1,411,000	1,416,772
5.45%, due 3/1/34	3,199,000	3,193,425
Arthur J. Gallagher & Co.
4.85%, due 12/15/29	234,000	232,926
5.00%, due 2/15/32	217,000	214,174
	Principal Amount	Value

Insurance (continued)
Arthur J. Gallagher & Co. (continued)
5.15%, due 2/15/35	$ 543,000	$ 529,400
5.45%, due 7/15/34	1,244,000	1,250,887
6.50%, due 2/15/34	648,000	696,108
Athene Global Funding (a)
2.646%, due 10/4/31 (h)	1,063,000	892,678
2.717%, due 1/7/29	1,579,000	1,432,288
Brown & Brown, Inc.
4.95%, due 3/17/52	1,434,000	1,224,365
		11,083,023
Investment Companies 0.1%
Blackstone Private Credit Fund
7.30%, due 11/27/28	947,000	995,977
Blue Owl Credit Income Corp.
4.70%, due 2/8/27	163,000	160,671
7.95%, due 6/13/28	852,000	904,686
		2,061,334
Leisure Time 0.0% ‡
Royal Caribbean Cruises Ltd.
5.625%, due 9/30/31 (a)	268,000	263,621
Media 0.2%
Charter Communications Operating LLC
5.50%, due 4/1/63 (h)	1,005,000	799,617
6.65%, due 2/1/34	3,295,000	3,391,548
		4,191,165
Oil & Gas 0.6%
Occidental Petroleum Corp.
5.20%, due 8/1/29	611,000	606,206
5.375%, due 1/1/32	1,406,000	1,376,686
5.55%, due 10/1/34 (h)	1,284,000	1,248,913
6.125%, due 1/1/31	835,000	854,389
6.625%, due 9/1/30	765,000	800,569
8.875%, due 7/15/30	663,000	757,181
Sunoco LP (a)
7.00%, due 5/1/29	1,457,000	1,495,274
7.25%, due 5/1/32	819,000	846,011
Viper Energy, Inc.
7.375%, due 11/1/31 (a)	1,568,000	1,641,602
		9,626,831
Packaging & Containers 0.1%
Berry Global, Inc.
5.80%, due 6/15/31 (a)	2,428,000	2,471,338

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
8	NYLI VP Janus Henderson Balanced Portfolio

	Principal Amount	Value
Corporate Bonds (continued)
Pharmaceuticals 0.2%
AbbVie, Inc.
5.40%, due 3/15/54	$ 556,000	$ 535,181
CVS Health Corp.
5.25%, due 2/21/33	192,000	184,062
5.70%, due 6/1/34	289,000	284,066
Organon & Co. (a)
6.75%, due 5/15/34	1,066,000	1,057,978
7.875%, due 5/15/34 (h)	1,419,000	1,450,728
		3,512,015
Pipelines 0.5%
Cheniere Energy, Inc.
5.65%, due 4/15/34	1,344,000	1,351,720
Columbia Pipelines Operating Co. LLC (a)
5.927%, due 8/15/30	332,000	341,732
6.036%, due 11/15/33	799,000	819,615
6.497%, due 8/15/43	161,000	167,060
6.544%, due 11/15/53	833,000	872,962
DT Midstream, Inc. (a)
4.30%, due 4/15/32	468,000	427,090
4.375%, due 6/15/31 (h)	967,000	882,311
5.80%, due 12/15/34 (h)	1,204,000	1,212,475
Enbridge, Inc.
6.00%, due 11/15/28	723,000	748,336
Energy Transfer LP
4.95%, due 6/15/28	116,000	115,795
5.55%, due 2/15/28	880,000	893,358
Hess Midstream Operations LP
5.125%, due 6/15/28 (a)(h)	990,000	962,929
		8,795,383
Real Estate 0.2%
CBRE Services, Inc.
5.95%, due 8/15/34	2,181,000	2,248,915
CoStar Group, Inc.
2.80%, due 7/15/30 (a)	711,000	620,870
		2,869,785
Real Estate Investment Trusts 0.3%
GLP Capital LP
5.30%, due 1/15/29	86,000	85,377
5.375%, due 4/15/26	692,000	692,010
5.625%, due 9/15/34 (h)	2,040,000	2,007,249
6.75%, due 12/1/33	881,000	932,605
	Principal Amount	Value

Real Estate Investment Trusts (continued)
Sun Communities Operating LP
2.70%, due 7/15/31	$ 1,283,000	$ 1,078,761
		4,796,002
Semiconductors 0.4%
Analog Devices, Inc.
2.95%, due 4/1/25	676,000	673,053
Broadcom, Inc.
4.35%, due 2/15/30	1,124,000	1,093,645
5.05%, due 7/12/29	1,442,000	1,447,479
5.15%, due 11/15/31	916,000	921,931
Intel Corp.
2.45%, due 11/15/29	433,000	380,030
5.125%, due 2/10/30	576,000	570,931
Marvell Technology, Inc.
1.65%, due 4/15/26	793,000	760,873
4.875%, due 6/22/28	883,000	877,995
5.75%, due 2/15/29	612,000	627,329
		7,353,266
Software 0.6%
AppLovin Corp.
5.375%, due 12/1/31	711,000	711,185
5.95%, due 12/1/54	427,000	420,573
Cadence Design Systems, Inc.
4.30%, due 9/10/29	789,000	773,489
4.70%, due 9/10/34	946,000	906,960
Constellation Software, Inc. (a)
5.158%, due 2/16/29	391,000	392,830
5.461%, due 2/16/34	1,136,000	1,138,618
Fiserv, Inc.
4.75%, due 3/15/30	555,000	548,243
5.15%, due 8/12/34	2,198,000	2,147,733
MSCI, Inc. (a)
3.625%, due 9/1/30	1,643,000	1,495,672
3.875%, due 2/15/31	1,122,000	1,027,242
4.00%, due 11/15/29	295,000	278,135
		9,840,680
Telecommunications 0.1%
AT&T, Inc.
3.65%, due 9/15/59	105,000	69,549
T-Mobile USA, Inc.
4.85%, due 1/15/29	934,000	928,743
		998,292
Total Corporate Bonds (Cost $188,836,773)		187,230,167
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
9

Portfolio of Investments December 31, 2024†^ (continued)
	Principal Amount	Value
Foreign Government Bond 0.0% ‡
France 0.0% ‡
Electricite de France SA
5.70%, due 5/23/28 (a)	$ 557,000	$ 565,662
Total Foreign Government Bond (Cost $557,505)		565,662
Loan Assignments 0.6%
Automobile 0.0% ‡
Belron Finance US LLC
First Lien 2031 Dollar Incremental Term Loan
7.273% (3 Month SOFR + 2.75%), due 10/16/31 (d)	844,883	851,923
Capital Equipment 0.1%
EMRLD Borrower LP
First Lien Second Amendment Incremental Term Loan
6.829% (3 Month SOFR + 2.50%), due 8/4/31 (d)	1,938,851	1,944,910
Cargo Transport 0.1%
Genesee & Wyoming, Inc.
First Lien Initial Term Loan
6.079% (3 Month SOFR + 1.75%), due 4/10/31 (d)	2,441,787	2,437,590
Energy (Electricity) 0.2%
Alpha Generation LLC
First Lien Initial Term Loan B
7.107% (1 Month SOFR + 2.75%), due 9/30/31 (d)	989,520	996,411
Lightning Power LLC
First Lien Initial Term Loan B
7.735% (3 Month SOFR + 3.25%), due 8/18/31 (d)	1,804,000	1,823,328
		2,819,739
Healthcare 0.1%
Medline Borrower LP
First Lien Dollar Incremental Term Loan
6.607% (1 Month SOFR + 2.25%), due 10/23/28 (d)	1,518,195	1,524,078
	Principal Amount	Value

Services Business 0.1%
Amentum Holdings, Inc.
First Lien Initial Term Loan
6.607% (1 Month SOFR + 2.25%), due 9/29/31 (d)	$ 1,168,000	$ 1,163,912
Total Loan Assignments (Cost $10,683,235)		10,742,152
Mortgage-Backed Securities 5.9%
Agency (Collateralized Mortgage Obligations) 0.1%
CIM Trust
Series 2021-NR4, Class A1
5.816%, due 10/25/61 (a)(c)	188,956	188,430
Croton Park CLO Ltd.
(zero coupon), due 10/15/36	1,080,000	1,082,587
FNMA
REMIC, Series 2018-27, Class EA
3.00%, due 5/25/48	444,793	385,590
REMIC, Series 2019-71, Class P
3.00%, due 11/25/49	645,223	558,174
		2,214,781
Commercial Mortgage Loans (Collateralized Mortgage Obligations) 3.1%
280 Park Avenue Mortgage Trust
Series 2017-280P, Class A
5.577% (1 Month SOFR + 1.18%), due 9/15/34 (a)(d)	699,152	693,908
BAMLL Re-REMIC Trust (a)(b)
Series 2024-FRR3, Class E
0.50%, due 1/27/50	589,014	491,199
Series 2024-FRR2, Class E
1.273%, due 7/27/50	438,000	335,573
Series 2024-FRR4, Class F
1.499%, due 11/27/48	281,000	259,032
Series 2024-FRR4, Class E
1.598%, due 11/27/48	143,000	133,262
BBCMS Trust
Series 2015-SRCH, Class A2
4.197%, due 8/10/35 (a)	875,000	836,632
BPR Trust (a)
Series 2024-PMDW, Class A
5.358%, due 11/5/41 (i)	1,893,307	1,887,174
Series 2024-PMDW, Class D
5.85%, due 11/5/41 (i)	726,000	687,660
Series 2022-OANA, Class A
6.295% (1 Month SOFR + 1.898%), due 4/15/37 (d)	1,358,000	1,363,093

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
10	NYLI VP Janus Henderson Balanced Portfolio

	Principal Amount	Value
Mortgage-Backed Securities (continued)
Commercial Mortgage Loans (Collateralized Mortgage Obligations) (continued)
BPR Trust (a) (continued)
Series 2023-BRK2, Class A
6.899%, due 10/5/38 (b)	$ 1,329,000	$ 1,367,025
BX Commercial Mortgage Trust (a)
Series 2021-VINO, Class A
5.164% (1 Month SOFR + 0.767%), due 5/15/38 (d)	194,651	194,468
Series 2024-VLT5, Class A
5.41%, due 11/13/46 (i)	2,026,000	2,020,192
Series 2021-VOLT, Class B
5.462% (1 Month SOFR + 1.064%), due 9/15/36 (d)	937,000	933,486
Series 2024-GPA3, Class A
5.80% (1 Month SOFR + 1.293%), due 12/15/39 (d)	1,158,671	1,159,027
Series 2024-VLT5, Class B
5.801%, due 11/13/46 (i)	523,000	521,674
Series 2024-AIR2, Class A
5.89% (1 Month SOFR + 1.492%), due 10/15/41 (d)	1,792,000	1,798,720
Series 2024-AIRC, Class A
6.088% (1 Month SOFR + 1.691%), due 8/15/39 (d)	2,458,000	2,474,921
Series 2024-GPA3, Class B
6.149% (1 Month SOFR + 1.642%), due 12/15/39 (d)	801,000	800,499
Series 2021-VOLT, Class D
6.162% (1 Month SOFR + 1.764%), due 9/15/36 (d)	984,000	981,556
Series 2024-VLT5, Class C
6.192%, due 11/13/46 (i)	278,000	280,504
Series 2024-AIRC, Class C
6.987% (1 Month SOFR + 2.59%), due 8/15/39 (d)	758,000	761,790
Series 2024-BRBK, Class A
7.261% (1 Month SOFR + 2.88%), due 10/15/41 (d)	1,970,347	1,982,489
BX Trust (a)
Series 2019-OC11, Class B
3.605%, due 12/9/41	284,000	259,137
Series 2019-OC11, Class C
3.856%, due 12/9/41	564,000	513,918
Series 2022-FOX2, Class A2
5.146% (1 Month SOFR + 0.749%), due 4/15/39 (d)	891,240	886,784
	Principal Amount	Value

Commercial Mortgage Loans (Collateralized Mortgage Obligations) (continued)
BX Trust (a) (continued)
Series 2021-LBA, Class AJV
5.312% (1 Month SOFR + 0.914%), due 2/15/36 (d)	$ 1,118,000	$ 1,118,000
Series 2021-LBA, Class AV
5.312% (1 Month SOFR + 0.914%), due 2/15/36 (d)	887,289	887,011
Series 2024-VLT4, Class A
5.888% (1 Month SOFR + 1.491%), due 7/15/29 (d)	1,621,595	1,628,183
BXP Trust
Series 2017-GM, Class A
3.379%, due 6/13/39 (a)	396,000	377,691
CENT Trust
Series 2023-CITY, Class A
7.017% (1 Month SOFR + 2.62%), due 9/15/38 (a)(d)	1,337,000	1,342,014
Commercial Mortgage Trust
Series 2024-WCL1, Class A
6.238% (1 Month SOFR + 1.841%), due 6/15/41 (a)(d)	1,646,171	1,646,225
CONE Trust (a)(d)
Series 2024-DFW1, Class A
6.039% (1 Month SOFR + 1.642%), due 8/15/41	1,117,000	1,122,585
Series 2024-DFW1, Class B
6.688% (1 Month SOFR + 2.291%), due 8/15/41	821,377	821,377
DATA Mortgage Trust
Series 2024-CTR2, Class A
5.299%, due 5/10/46 (a)(i)	445,544	432,454
Extended Stay America Trust
Series 2021-ESH, Class A
5.591% (1 Month SOFR + 1.194%), due 7/15/38 (a)(d)	475,627	475,924
FREMF Mortgage Trust
Series 2023-K511, Class C
5.635%, due 11/25/28 (a)(i)	350,000	314,753
GWT
Series 2024-WLF2, Class A
6.088% (1 Month SOFR + 1.691%), due 5/15/41 (a)(d)	1,936,000	1,943,260
Hudsons Bay Simon JV Trust (a)
Series 2015-HB7, Class A7
3.914%, due 8/5/34	188,122	184,575
Series 2015-HB10, Class A10
4.155%, due 8/5/34	1,236,485	1,200,867
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
11

Portfolio of Investments December 31, 2024†^ (continued)
	Principal Amount	Value
Mortgage-Backed Securities (continued)
Commercial Mortgage Loans (Collateralized Mortgage Obligations) (continued)
LBA Trust
Series 2024-BOLT, Class A
5.988% (1 Month SOFR + 1.591%), due 6/15/39 (a)(d)	$ 1,294,627	$ 1,296,245
LEX Mortgage Trust
Series 2024-BBG, Class A
4.874%, due 10/13/33 (a)(i)	394,000	386,598
Life Mortgage Trust (a)(d)
Series 2021-BMR, Class A
5.211% (1 Month SOFR + 0.814%), due 3/15/38	1,671,927	1,651,028
Series 2021-BMR, Class C
5.611% (1 Month SOFR + 1.214%), due 3/15/38	732,856	722,321
Series 2022-BMR2, Class A1
5.692% (1 Month SOFR + 1.295%), due 5/15/39	1,231,000	1,203,303
Series 2022-BMR2, Class B
6.191% (1 Month SOFR + 1.794%), due 5/15/39	357,000	343,047
MHC Commercial Mortgage Trust (a)(d)
Series 2021-MHC, Class A
5.312% (1 Month SOFR + 0.915%), due 4/15/38	506,655	506,339
Series 2021-MHC, Class C
5.862% (1 Month SOFR + 1.465%), due 4/15/38	751,130	749,956
NCMF Trust
Series 2022-MFP, Class A
6.139% (1 Month SOFR + 1.742%), due 3/15/39 (a)(d)	639,000	638,671
NRTH Mortgage Trust
Series 2024-PARK, Class A
6.038% (1 Month SOFR + 1.641%), due 3/15/39 (a)(d)	2,293,000	2,294,433
OPEN Trust
Series 2023-AIR, Class C
9.633% (1 Month SOFR + 5.236%), due 11/15/40 (a)(d)	265,390	267,357
SELF Commercial Mortgage Trust
Series 2024-STRG, Class A
5.939% (1 Month SOFR + 1.542%), due 11/15/34 (a)(d)	1,848,000	1,850,286
	Principal Amount	Value

Commercial Mortgage Loans (Collateralized Mortgage Obligations) (continued)
SMRT
Series 2022-MINI, Class A
5.398% (1 Month SOFR + 1.00%), due 1/15/39 (a)(d)	$ 1,975,000	$ 1,970,063
SREIT Trust
Series 2021-MFP, Class A
5.242% (1 Month SOFR + 0.845%), due 11/15/38 (a)(d)	130,133	130,011
Trust (The)
Series 2023-MIC, Class A
8.437%, due 12/5/38 (a)(i)	933,823	1,000,405
TYSN Mortgage Trust
Series 2023-CRNR, Class A
6.58%, due 12/10/33 (a)(i)	1,489,099	1,552,771
VASA Trust
Series 2021-VASA, Class A
5.412% (1 Month SOFR + 1.014%), due 7/15/39 (a)(d)	525,000	499,306
Wells Fargo Commercial Mortgage Trust
Series 2021-SAVE, Class A
5.662% (1 Month SOFR + 1.264%), due 2/15/40 (a)(d)	219,896	219,935
		54,400,717
Whole Loan (Collateralized Mortgage Obligations) 2.7%
A&D Mortgage Trust
Series 2024-NQM5, Class A1
5.699%, due 11/25/69 (a)	1,190,938	1,192,158
ABL
Series 2024-RTL1, Class A1
6.075%, due 9/25/29 (a)(c)	542,000	542,980
Angel Oak Mortgage Trust (a)
Series 2020-3, Class A2
2.41%, due 4/25/65 (b)	124,798	117,696
Series 2019-5, Class A1
2.593%, due 10/25/49 (b)	43,237	42,298
Series 2019-6, Class A1
2.62%, due 11/25/59 (b)	111,170	108,936
Series 2024-3, Class A1
4.80%, due 11/26/68 (c)	266,963	260,560
Series 2024-5, Class A1
4.95%, due 7/25/68 (c)	1,566,150	1,537,355
AOMT
Series 2024-6, Class A1
4.65%, due 11/25/67 (a)(c)	1,731,532	1,673,613

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
12	NYLI VP Janus Henderson Balanced Portfolio

	Principal Amount	Value
Mortgage-Backed Securities (continued)
Whole Loan (Collateralized Mortgage Obligations) (continued)
Bayview MSR Opportunity Master Fund Trust (a)
Series 2022-2, Class A1
3.00%, due 12/25/51 (b)	$ 603,074	$ 503,324
Series 2021-5, Class AF
5.00% (SOFR 30A + 0.85%), due 11/25/51 (d)	798,493	740,284
Chase Mortgage Finance Corp.
Series 2021-CL1, Class M1
5.769% (SOFR 30A + 1.20%), due 2/25/50 (a)(d)	799,594	781,787
COLT Mortgage Loan Trust
Series 2020-3, Class A1
1.506%, due 4/27/65 (a)(b)	30,887	29,872
Connecticut Avenue Securities Trust (a)(d)
Series 2024-R05, Class 2M1
5.569% (SOFR 30A + 1.00%), due 7/25/44	356,381	356,538
Series 2024-R01, Class 1M1
5.619% (SOFR 30A + 1.05%), due 1/25/44	526,266	526,728
Series 2024-R04, Class 1M1
5.669% (SOFR 30A + 1.10%), due 5/25/44	489,546	489,693
Series 2024-R03, Class 2M1
5.71% (SOFR 30A + 1.15%), due 3/25/44	348,406	348,426
Series 2023-R08, Class 1M1
6.069% (SOFR 30A + 1.50%), due 10/25/43	531,977	534,524
Series 2021-R03, Class 1M2
6.219% (SOFR 30A + 1.65%), due 12/25/41	664,000	670,825
Series 2023-R06, Class 1M1
6.269% (SOFR 30A + 1.70%), due 7/25/43	572,928	575,005
Series 2022-R05, Class 2M1
6.469% (SOFR 30A + 1.90%), due 4/25/42	323,710	325,934
Series 2023-R07, Class 2M1
6.51% (SOFR 30A + 1.95%), due 9/25/43	275,648	278,182
Series 2023-R04, Class 1M1
6.86% (SOFR 30A + 2.30%), due 5/25/43	702,198	718,280
Series 2022-R09, Class 2M1
7.06% (SOFR 30A + 2.50%), due 9/25/42	756,996	772,043
	Principal Amount	Value

Whole Loan (Collateralized Mortgage Obligations) (continued)
Connecticut Avenue Securities Trust (a)(d) (continued)
Series 2022-R02, Class 2M2
7.569% (SOFR 30A + 3.00%), due 1/25/42	$ 706,000	$ 724,444
Series 2022-R05, Class 2M2
7.569% (SOFR 30A + 3.00%), due 4/25/42	521,000	539,986
FHLMC STACR REMIC Trust (a)(d)
Series 2021-DNA7, Class M1
5.419% (SOFR 30A + 0.85%), due 11/25/41	322,878	322,431
Series 2021-HQA4, Class M1
5.519% (SOFR 30A + 0.95%), due 12/25/41	915,494	915,496
Series 2024-DNA3, Class M1
5.569% (SOFR 30A + 1.00%), due 10/25/44	377,615	377,640
Series 2024-DNA2, Class M1
5.769% (SOFR 30A + 1.20%), due 5/25/44	784,839	787,420
Series 2022-DNA2, Class M1A
5.869% (SOFR 30A + 1.30%), due 2/25/42	135,302	135,555
Series 2021-DNA6, Class M2
6.069% (SOFR 30A + 1.50%), due 10/25/41	316,549	318,433
Series 2023-HQA3, Class M1
6.419% (SOFR 30A + 1.85%), due 11/25/43	510,965	514,350
Series 2022-DNA3, Class M1A
6.569% (SOFR 30A + 2.00%), due 4/25/42	152,917	154,871
Series 2023-HQA2, Class M1A
6.569% (SOFR 30A + 2.00%), due 6/25/43	63,787	64,161
Series 2023-DNA2, Class M1A
6.66% (SOFR 30A + 2.10%), due 4/25/43	306,052	310,884
Series 2021-HQA3, Class M2
6.669% (SOFR 30A + 2.10%), due 9/25/41	337,312	339,621
Series 2022-HQA1, Class M1A
6.669% (SOFR 30A + 2.10%), due 3/25/42	789,443	795,457
Series 2022-HQA3, Class M1A
6.869% (SOFR 30A + 2.30%), due 8/25/42	273,165	279,118
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
13

Portfolio of Investments December 31, 2024†^ (continued)
	Principal Amount	Value
Mortgage-Backed Securities (continued)
Whole Loan (Collateralized Mortgage Obligations) (continued)
FHLMC STACR REMIC Trust (a)(d) (continued)
Series 2021-HQA4, Class M2
6.919% (SOFR 30A + 2.35%), due 12/25/41	$ 424,405	$ 429,292
Flagstar Mortgage Trust
Series 2021-13IN, Class A2
3.00%, due 12/30/51 (a)(b)	680,672	566,385
FNMA
REMIC, Series 2021-R02, Class 2M2
6.569% (SOFR 30A + 2.00%), due 11/25/41 (a)(d)	1,891,000	1,904,508
GCAT Trust (a)(b)
Series 2022-INV1, Class A1
3.00%, due 12/25/51	1,096,957	916,231
Series 2023-INV1, Class A1
6.00%, due 8/25/53	1,242,988	1,239,638
Homeward Opportunities Fund Trust (a)(c)
Series 2024-RRTL2, Class A1
5.989%, due 9/25/39	766,000	767,815
Series 2024-RTL1, Class A1
7.12%, due 7/25/29	1,726,000	1,741,059
LHOME Mortgage Trust (a)(c)
Series 2024-RTL4, Class A1
5.921%, due 7/25/39	1,641,092	1,644,812
Series 2024-RTL3, Class A1
6.90%, due 5/25/29	540,453	545,867
Series 2024-RTL2, Class A1
7.128%, due 3/25/29	421,362	426,772
Series 2022-RTL3, Class A1
8.15%, due 11/25/27	2,340,000	2,348,089
Mello Mortgage Capital Acceptance (a)
Series 2022-INV1, Class A2
3.00%, due 3/25/52 (b)	416,096	346,243
Series 2024-SD1, Class A1
4.00%, due 4/25/54 (c)	568,127	546,297
Series 2021-INV2, Class A11
5.00% (SOFR 30A + 0.95%), due 8/25/51 (d)	585,298	545,236
Series 2021-INV3, Class A11
5.00% (SOFR 30A + 0.95%), due 10/25/51 (d)	731,208	681,319
New Residential Mortgage Loan Trust (a)
Series 2018-2A, Class A1
4.50%, due 2/25/58 (b)	100,485	97,461
Series 2024-NQM2, Class A1
5.117%, due 9/25/64 (b)	1,094,223	1,081,416
	Principal Amount	Value

Whole Loan (Collateralized Mortgage Obligations) (continued)
New Residential Mortgage Loan Trust (a) (continued)
Series 2024-RTL2, Class A1
5.443%, due 9/25/39 (c)	$ 627,000	$ 618,491
OBX Trust (a)(b)
Series 2022-INV1, Class A1
3.00%, due 12/25/51	257,272	214,082
Series 2022-INV1, Class A18
3.00%, due 12/25/51	680,934	563,233
PRPM LLC (a)(c)
Series 2024-RCF2, Class A1
3.75%, due 3/25/54	366,957	354,512
Series 2020-4, Class A1
6.61%, due 10/25/25	441,202	441,432
Rain City Mortgage Trust
Series 2024-RTL1, Class A1
6.53%, due 11/25/29 (a)(b)	703,000	701,190
RCKT Mortgage Trust (a)
Series 2021-3, Class A21
5.00% (SOFR 30A + 0.80%), due 7/25/51 (d)	518,681	479,431
Series 2024-CES7, Class A1A
5.158%, due 10/25/44 (c)	1,821,423	1,804,745
Series 2024-CES8, Class A1A
5.49%, due 11/25/44 (c)	1,081,764	1,083,747
Series 2024-CES9, Class A1A
5.582%, due 12/25/44 (c)	934,000	926,846
Series 2024-CES5, Class A1A
5.846%, due 8/25/44 (c)	1,476,158	1,485,889
Series 2023-CES1, Class A1A
6.515%, due 6/25/43 (b)	383,811	387,427
Saluda Grade Alternative Mortgage Trust (a)
Series 2024-CES1, Class A1
6.306%, due 3/25/54 (b)	575,790	579,745
Series 2024-RTL6, Class A1
7.439%, due 7/25/30 (c)	1,239,333	1,246,854
Seasoned Loans Structured Transaction Trust
Series 2020-2, Class M1
4.75%, due 9/25/60 (a)(b)	224,447	221,557
Sequoia Mortgage Trust (a)
Series 2013-5, Class A1
2.50%, due 5/25/43 (i)	148,044	125,578
Series 2020-2, Class A19
3.50%, due 3/25/50 (b)	51,240	44,671

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
14	NYLI VP Janus Henderson Balanced Portfolio

	Principal Amount	Value
Mortgage-Backed Securities (continued)
Whole Loan (Collateralized Mortgage Obligations) (continued)
UWM Mortgage Trust
Series 2021-INV1, Class A9
5.00% (SOFR 30A + 0.90%), due 8/25/51 (a)(d)	$ 702,146	$ 652,151
		47,466,929
Total Mortgage-Backed Securities (Cost $104,725,173)		104,082,427
U.S. Government & Federal Agencies 13.6%
Federal Home Loan Mortgage Corporation (Mortgage Pass-Through Securities) 2.2%
FHLMC Gold Pools, 30 Year
4.00%, due 9/1/48	88,453	82,090
FHLMC Gold Pools, Other
4.50%, due 5/1/44	250,868	241,040
4.50%, due 3/1/50	387,283	358,199
UMBS Pool, 15 Year
2.50%, due 12/1/33	558,133	526,899
2.50%, due 11/1/34	103,218	94,773
2.50%, due 11/1/34	153,499	140,792
2.50%, due 6/1/37	1,408,370	1,285,972
3.00%, due 5/1/31	443,689	426,943
3.00%, due 9/1/32	116,173	110,596
3.00%, due 10/1/32	41,204	39,217
3.00%, due 1/1/33	67,193	63,880
3.00%, due 10/1/34	70,884	66,585
3.00%, due 10/1/34	147,290	138,358
UMBS Pool, 30 Year
2.50%, due 8/1/50	56,152	46,955
2.50%, due 8/1/50	22,671	18,957
2.50%, due 9/1/50	99,972	83,598
2.50%, due 5/1/51	603,853	497,705
2.50%, due 6/1/51	1,062,824	881,471
2.50%, due 8/1/51	149,765	123,335
2.50%, due 9/1/51	2,022,519	1,670,552
2.50%, due 10/1/51	2,458,978	2,025,335
2.50%, due 11/1/51	778,019	644,407
2.50%, due 1/1/52	137,649	114,457
2.50%, due 1/1/52	212,594	176,811
2.50%, due 2/1/52	330,211	272,880
2.50%, due 2/1/52	12,721	10,481
2.50%, due 3/1/52	52,821	43,650
2.50%, due 3/1/52	1,736,776	1,428,888
2.50%, due 5/1/52	664,764	542,552
2.50%, due 5/1/52	732,717	603,382
3.00%, due 8/1/49	38,220	32,544
	Principal Amount	Value

Federal Home Loan Mortgage Corporation (Mortgage Pass-Through Securities) (continued)
UMBS Pool, 30 Year (continued)
3.00%, due 12/1/49	$ 42,335	$ 36,648
3.00%, due 12/1/49	99,072	85,701
3.00%, due 2/1/52	183,694	157,080
3.00%, due 2/1/52	120,440	104,098
3.00%, due 3/1/52	176,993	152,955
3.00%, due 6/1/52	1,443,123	1,236,575
3.00%, due 6/1/52	68,863	59,573
3.00%, due 6/1/52	2,019,802	1,733,302
3.50%, due 7/1/46	74,141	67,141
3.50%, due 12/1/47	584,148	525,918
3.50%, due 2/1/48	133,582	120,052
3.50%, due 3/1/50	2,945	2,640
3.50%, due 4/1/52	49,280	44,481
3.50%, due 4/1/52	49,829	44,466
3.50%, due 4/1/52	180,280	162,129
3.50%, due 4/1/52	179,426	159,858
3.50%, due 4/1/52	168,146	151,284
3.50%, due 6/1/52	358,591	324,321
4.00%, due 3/1/47	20,980	19,482
4.00%, due 3/1/48	91,723	85,761
4.00%, due 4/1/48	1,581	1,465
4.00%, due 4/1/48	148,255	138,197
4.00%, due 5/1/48	306,338	284,081
4.00%, due 11/1/48	27,340	25,342
4.00%, due 12/1/48	329,951	305,912
4.00%, due 3/1/50	331,459	306,962
4.50%, due 3/1/48	99,457	94,507
4.50%, due 12/1/48	138,676	133,252
4.50%, due 6/1/49	24,293	23,236
4.50%, due 7/1/49	187,693	178,827
4.50%, due 7/1/49	31,021	29,536
4.50%, due 8/1/49	169,994	161,859
4.50%, due 1/1/50	30,578	29,102
4.50%, due 1/1/50	116,103	110,673
4.50%, due 9/1/50	953,547	909,767
4.50%, due 3/1/52	17,394	16,395
5.00%, due 9/1/48	8,148	8,029
5.00%, due 10/1/52	21,933	21,317
5.00%, due 10/1/52	706,070	687,398
5.00%, due 1/1/53	35,381	34,359
5.00%, due 1/1/53	40,651	39,575
5.00%, due 3/1/53	148,872	144,574
5.00%, due 3/1/53	142,271	138,220
5.00%, due 4/1/53	173,108	168,529
5.00%, due 5/1/53	353,291	343,232
5.00%, due 5/1/53	202,201	196,445
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
15

Portfolio of Investments December 31, 2024†^ (continued)
	Principal Amount	Value
U.S. Government & Federal Agencies (continued)
Federal Home Loan Mortgage Corporation (Mortgage Pass-Through Securities) (continued)
UMBS Pool, 30 Year (continued)
5.00%, due 5/1/53	$ 39,157	$ 38,048
5.00%, due 6/1/53	57,364	55,731
5.00%, due 6/1/53	52,942	51,148
5.00%, due 6/1/53	139,510	134,955
5.00%, due 6/1/53	111,499	107,720
5.00%, due 6/1/53	130,408	125,962
5.00%, due 5/1/54	248,252	240,473
5.00%, due 10/1/54	633,355	613,507
5.50%, due 9/1/52	420,304	418,020
5.50%, due 10/1/52	25,163	25,026
5.50%, due 5/1/53	307,746	307,408
5.50%, due 5/1/53	31,148	31,162
5.50%, due 6/1/53	71,375	71,407
5.50%, due 6/1/53	110,547	109,368
5.50%, due 6/1/53	86,105	85,076
5.50%, due 6/1/53	134,693	133,257
5.50%, due 6/1/53	104,781	103,782
5.50%, due 7/1/53	254,372	251,386
5.50%, due 7/1/53	390,749	390,923
5.50%, due 7/1/53	225,526	225,627
5.50%, due 9/1/53	378,881	381,911
5.50%, due 3/1/54	447,431	447,078
5.50%, due 4/1/54	262,642	264,085
5.50%, due 12/1/54	2,872,969	2,844,928
6.00%, due 4/1/40	264,247	273,809
6.00%, due 9/1/53	2,984,701	3,035,621
6.00%, due 9/1/53	2,266,557	2,328,618
6.00%, due 10/1/53	1,628,409	1,647,440
6.50%, due 11/1/53	1,008,468	1,055,193
		38,396,229
Federal National Mortgage Association (Mortgage Pass-Through Securities) 5.1%
FNMA, Other
2.50%, due 3/1/62	3,552,098	2,827,828
2.50%, due 3/1/62	2,194,799	1,767,919
3.00%, due 2/1/43	11,149	9,871
3.00%, due 5/1/43	59,389	52,578
3.00%, due 2/1/57	708,445	596,661
3.00%, due 6/1/57	11,187	9,396
3.50%, due 8/1/56	854,318	749,755
4.50%, due 6/1/45	95,851	92,097
4.50%, due 7/1/50	840,083	777,003
5.00%, due 7/1/44	159,872	157,525
	Principal Amount	Value

Federal National Mortgage Association (Mortgage Pass-Through Securities) (continued)
UMBS, 15 Year
2.50%, due 11/1/34	$ 147,942	$ 135,692
2.50%, due 12/1/36	1,212,962	1,108,464
3.00%, due 10/1/34	60,277	56,571
3.00%, due 11/1/34	15,120	14,204
3.00%, due 12/1/34	14,158	13,300
UMBS, 30 Year
2.00%, due 7/1/51	195,003	152,807
2.50%, due 8/1/50	101,083	84,064
2.50%, due 8/1/50	3,426,615	2,844,180
2.50%, due 1/1/52	709,061	586,498
2.50%, due 2/1/52	3,374,792	2,779,023
2.50%, due 2/1/52	3,227,648	2,660,987
2.50%, due 2/1/52	1,708,634	1,403,010
2.50%, due 3/1/52	521,441	431,849
2.50%, due 3/1/52	1,406,146	1,162,810
2.50%, due 3/1/52	41,627	34,627
2.50%, due 3/1/52	106,164	87,788
2.50%, due 3/1/52	95,250	78,774
2.50%, due 3/1/52	1,392,265	1,151,441
2.50%, due 3/1/52	123,855	102,416
2.50%, due 3/1/52	1,343,001	1,105,850
2.50%, due 5/1/52	3,501,474	2,891,956
3.00%, due 1/1/43	38,879	34,301
3.00%, due 3/1/47	358,232	310,978
3.00%, due 8/1/49	143,722	122,395
3.00%, due 9/1/49	656,654	567,135
3.00%, due 9/1/49	31,563	27,517
3.00%, due 7/1/50	1,067,528	918,844
3.00%, due 2/1/52	79,909	68,566
3.00%, due 2/1/52	572,547	491,641
3.00%, due 3/1/52	641,437	551,532
3.00%, due 4/1/52	560,827	484,887
3.00%, due 4/1/52	478,430	413,560
3.00%, due 4/1/52	1,194,493	1,028,082
3.00%, due 6/1/52	735,022	626,216
3.00%, due 6/1/52	77,937	66,884
3.00%, due 6/1/52	5,933,744	5,055,385
3.00%, due 7/1/52	806,187	692,404
3.00%, due 7/1/52	336,806	289,044
3.50%, due 8/1/47	57,903	52,716
3.50%, due 12/1/47	17,410	15,850
3.50%, due 12/1/47	21,559	19,605
3.50%, due 1/1/48	151,983	137,087
3.50%, due 3/1/48	29,217	26,529
3.50%, due 1/1/52	159,379	143,948
3.50%, due 2/1/52	414,744	374,430

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
16	NYLI VP Janus Henderson Balanced Portfolio

	Principal Amount	Value
U.S. Government & Federal Agencies (continued)
Federal National Mortgage Association (Mortgage Pass-Through Securities) (continued)
UMBS, 30 Year (continued)
3.50%, due 3/1/52	$ 2,501,318	$ 2,251,981
3.50%, due 3/1/52	282,130	254,712
3.50%, due 4/1/52	85,185	76,034
3.50%, due 4/1/52	251,638	224,592
3.50%, due 4/1/52	462,066	415,907
3.50%, due 4/1/52	83,855	75,356
3.50%, due 4/1/52	153,262	137,954
3.50%, due 4/1/52	355,375	319,586
3.50%, due 5/1/52	259,925	233,759
3.50%, due 6/1/52	1,526,935	1,374,334
3.50%, due 6/1/52	874,654	789,497
3.50%, due 7/1/52	224,198	201,579
3.50%, due 7/1/52	76,822	69,386
3.50%, due 8/1/52	155,450	139,965
4.00%, due 5/1/45	38,606	35,685
4.00%, due 1/1/48	331,416	309,874
4.00%, due 1/1/48	599,348	558,444
4.00%, due 3/1/48	104,543	97,748
4.00%, due 11/1/48	304,949	282,404
4.00%, due 12/1/48	45,876	42,519
4.00%, due 3/1/49	147,946	137,158
4.00%, due 4/1/50	121,281	112,185
4.00%, due 8/1/50	107,482	99,440
4.00%, due 3/1/51	24,312	22,535
4.00%, due 5/1/52	525,864	487,429
4.50%, due 11/1/42	44,686	43,323
4.50%, due 10/1/44	134,068	129,228
4.50%, due 3/1/45	217,167	209,331
4.50%, due 3/1/48	107,976	103,052
4.50%, due 8/1/48	59,367	56,456
4.50%, due 6/1/49	17,816	16,975
4.50%, due 8/1/49	27,590	26,275
4.50%, due 1/1/50	38,899	36,975
4.50%, due 10/1/50	630,371	600,538
4.50%, due 12/1/50	858,378	815,968
4.50%, due 4/1/52	20,727	19,525
4.50%, due 4/1/52	40,551	38,206
4.50%, due 4/1/52	70,742	66,687
4.50%, due 4/1/52	83,577	79,194
4.50%, due 4/1/52	32,185	30,340
4.50%, due 4/1/52	36,843	34,732
4.50%, due 5/1/52	112,283	105,851
4.50%, due 7/1/52	400,332	377,442
4.50%, due 7/1/53	424,397	406,797
4.50%, due 8/1/53	333,886	319,825
	Principal Amount	Value

Federal National Mortgage Association (Mortgage Pass-Through Securities) (continued)
UMBS, 30 Year (continued)
5.00%, due 5/1/48	$ 88,790	$ 87,413
5.00%, due 10/1/52	158,911	154,711
5.00%, due 10/1/52	356,317	346,898
5.00%, due 1/1/53	208,979	203,455
5.00%, due 1/1/53	70,432	68,457
5.00%, due 2/1/53	85,636	83,372
5.00%, due 3/1/53	51,447	49,984
5.00%, due 4/1/53	99,752	96,875
5.00%, due 5/1/53	50,950	49,480
5.00%, due 6/1/53	72,482	70,420
5.00%, due 6/1/53	61,648	59,869
5.00%, due 8/1/53	61,028	59,351
5.00%, due 7/1/54	2,347,765	2,274,228
5.50%, due 3/1/53	14,985	14,962
5.50%, due 4/1/53	7,600	7,589
5.50%, due 5/1/53	7,257	7,260
5.50%, due 5/1/53	14,000	13,978
5.50%, due 6/1/53	30,352	30,365
5.50%, due 6/1/53	1,890,351	1,891,190
5.50%, due 7/1/53	87,170	87,209
5.50%, due 7/1/53	46,807	46,828
5.50%, due 7/1/53	4,033,342	4,016,625
5.50%, due 9/1/53	3,183,334	3,184,754
5.50%, due 11/1/53	533,550	536,928
5.50%, due 3/1/54	975,080	980,034
5.50%, due 3/1/54	2,689,140	2,662,913
5.50%, due 10/1/54	481,387	480,480
5.50%, due 10/1/54	472,987	469,373
5.50%, due 12/1/54	1,814,622	1,796,911
6.00%, due 2/1/37	16,579	17,191
6.00%, due 1/1/54	1,320,943	1,357,112
6.00%, due 3/1/54	1,143,935	1,174,038
UMBS, Single Family, 30 Year TBA (j)
2.50%, due 1/25/55	9,800,000	7,980,875
3.00%, due 1/25/55	539,730	458,349
3.50%, due 1/25/55	3,189,694	2,821,019
5.00%, due 1/25/55	4,374,773	4,221,982
6.00%, due 1/25/55	692,561	695,753
		89,271,494
Government National Mortgage Association (Mortgage Pass-Through Securities) 1.3%
GNMA I, 30 Year
4.00%, due 1/15/45	324,374	306,657
4.50%, due 8/15/46	369,784	356,046
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
17

Portfolio of Investments December 31, 2024†^ (continued)
	Principal Amount	Value
U.S. Government & Federal Agencies (continued)
Government National Mortgage Association (Mortgage Pass-Through Securities) (continued)
GNMA I, Single Family, 30 Year
4.00%, due 7/15/47	$ 254,570	$ 237,221
4.00%, due 8/15/47	32,032	30,017
4.00%, due 11/15/47	19,973	18,791
4.00%, due 12/15/47	57,270	53,383
GNMA II, 30 Year
2.50%, due 1/20/52	1,921,701	1,573,643
GNMA II, Single Family, 30 Year
2.50%, due 3/20/51	2,274,288	1,900,674
2.50%, due 1/15/55 TBA (j)	5,291,214	4,418,164
3.00%, due 11/20/46	1,793,448	1,577,445
3.00%, due 4/20/51	1,733,022	1,506,089
3.00%, due 7/20/51	1,170,543	1,016,530
3.00%, due 8/20/51	2,678,461	2,324,171
3.50%, due 5/20/49	2,375,592	2,148,456
4.00%, due 8/20/47	13,361	12,358
4.00%, due 8/20/47	43,854	40,488
4.00%, due 8/20/47	12,947	11,965
4.00%, due 6/20/48	158,715	148,059
4.00%, due 1/15/55 TBA (j)	3,120,650	2,874,062
4.50%, due 2/20/48	32,478	31,182
4.50%, due 5/20/48	24,481	23,196
4.50%, due 5/20/48	69,814	66,196
4.50%, due 1/15/55 TBA (j)	1,844,638	1,743,471
5.00%, due 8/20/48	181,609	178,626
5.00%, due 1/15/55 TBA (j)	1,144,836	1,110,536
		23,707,426
United States Treasury Bonds 2.9%
U.S. Treasury Bonds
4.25%, due 8/15/54	18,450,800	16,849,286
4.625%, due 11/15/44	34,318,000	33,275,072
		50,124,358
United States Treasury Notes 2.1%
U.S. Treasury Notes
4.125%, due 11/30/29 (h)	26,426,500	26,126,263
4.125%, due 11/30/31	1,859,400	1,819,702
4.25%, due 11/15/34	9,790,300	9,535,131
		37,481,096
Total U.S. Government & Federal Agencies (Cost $247,971,566)		238,980,603
Total Long-Term Bonds (Cost $636,560,320)		625,723,345

	Shares	Value

Common Stocks 63.0%
Aerospace & Defense 1.0%
General Electric Co.	69,508	$ 11,593,239
Howmet Aerospace, Inc.	55,381	6,057,020
		17,650,259
Banks 1.2%
JPMorgan Chase & Co.	85,203	20,424,011
Beverages 1.0%
Constellation Brands, Inc., Class A	34,843	7,700,303
Monster Beverage Corp. (k)	173,392	9,113,484
		16,813,787
Biotechnology 1.5%
AbbVie, Inc.	59,909	10,645,829
Amgen, Inc.	25,516	6,650,490
Vertex Pharmaceuticals, Inc. (k)	21,574	8,687,850
		25,984,169
Broadline Retail 3.1%
Amazon.com, Inc. (k)	251,189	55,108,355
Building Products 0.6%
Trane Technologies plc	29,127	10,758,057
Capital Markets 2.6%
Charles Schwab Corp. (The)	52,557	3,889,744
CME Group, Inc.	47,246	10,971,939
Goldman Sachs Group, Inc. (The)	10,070	5,766,283
Intercontinental Exchange, Inc.	41,918	6,246,201
Moody's Corp.	11,331	5,363,755
Morgan Stanley	109,712	13,792,993
		46,030,915
Chemicals 0.3%
Corteva, Inc.	95,454	5,437,060
Communications Equipment 0.4%
Motorola Solutions, Inc.	16,485	7,619,862
Consumer Finance 1.7%
American Express Co.	99,146	29,425,541
Consumer Staples Distribution & Retail 1.1%
Costco Wholesale Corp.	11,241	10,299,791

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
18	NYLI VP Janus Henderson Balanced Portfolio

	Shares	Value
Common Stocks (continued)
Consumer Staples Distribution & Retail (continued)
Sysco Corp.	121,794	$ 9,312,369
		19,612,160
Electric Utilities 0.7%
American Electric Power Co., Inc.	61,690	5,689,668
Xcel Energy, Inc.	92,436	6,241,279
		11,930,947
Electrical Equipment 0.5%
Eaton Corp. plc	28,008	9,295,015
Electronic Equipment, Instruments & Components 0.4%
Amphenol Corp., Class A	103,667	7,199,673
Entertainment 1.6%
Netflix, Inc. (k)	17,303	15,422,510
Walt Disney Co. (The)	111,214	12,383,679
		27,806,189
Financial Services 2.4%
Mastercard, Inc., Class A	79,319	41,767,006
Ground Transportation 0.4%
Uber Technologies, Inc. (k)	108,680	6,555,578
Health Care Equipment & Supplies 1.1%
Abbott Laboratories	72,454	8,195,272
Stryker Corp.	29,691	10,690,245
		18,885,517
Health Care Providers & Services 2.0%
HCA Healthcare, Inc.	32,050	9,619,807
UnitedHealth Group, Inc.	49,829	25,206,498
		34,826,305
Hotels, Restaurants & Leisure 3.5%
Booking Holdings, Inc.	4,087	20,305,932
Chipotle Mexican Grill, Inc. (k)	129,745	7,823,623
Hilton Worldwide Holdings, Inc.	45,935	11,353,295
Las Vegas Sands Corp.	94,020	4,828,867
McDonald's Corp.	38,039	11,027,126
Royal Caribbean Cruises Ltd.	25,853	5,964,029
		61,302,872
Independent Power and Renewable Electricity Producers 0.0% ‡
Vistra Corp.	6,162	849,555
	Shares	Value

Industrial REITs 0.3%
Prologis, Inc.	44,819	$ 4,737,368
Insurance 2.1%
Marsh & McLennan Cos., Inc.	38,965	8,276,556
Progressive Corp. (The)	117,608	28,180,053
		36,456,609
Interactive Media & Services 5.0%
Alphabet, Inc., Class C	262,385	49,968,600
Meta Platforms, Inc., Class A	65,312	38,240,829
		88,209,429
IT Services 0.8%
Accenture plc, Class A	41,420	14,571,142
Life Sciences Tools & Services 0.8%
Danaher Corp.	26,416	6,063,793
Thermo Fisher Scientific, Inc.	14,939	7,771,716
		13,835,509
Machinery 0.5%
Deere & Co.	21,317	9,032,013
Multi-Utilities 0.6%
Sempra	75,418	6,615,667
WEC Energy Group, Inc.	39,574	3,721,539
		10,337,206
Oil, Gas & Consumable Fuels 1.3%
Chevron Corp.	92,128	13,343,820
ConocoPhillips	94,273	9,349,053
		22,692,873
Pharmaceuticals 2.2%
Eli Lilly & Co.	29,171	22,520,012
Johnson & Johnson	82,491	11,929,848
Zoetis, Inc.	29,220	4,760,815
		39,210,675
Professional Services 0.8%
Automatic Data Processing, Inc.	45,780	13,401,179
Semiconductors & Semiconductor Equipment 8.1%
Broadcom, Inc.	119,627	27,734,324
KLA Corp.	16,353	10,304,352
Lam Research Corp.	126,630	9,146,485
NVIDIA Corp.	710,452	95,406,599
		142,591,760
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
19

Portfolio of Investments December 31, 2024†^ (continued)
	Shares	Value
Common Stocks (continued)
Software 7.4%
Adobe, Inc. (k)	13,472	$ 5,990,729
Cadence Design Systems, Inc. (k)	21,152	6,355,330
Intuit, Inc.	15,236	9,575,826
Microsoft Corp.	207,649	87,524,053
Oracle Corp.	71,697	11,947,588
ServiceNow, Inc. (k)	8,300	8,798,996
		130,192,522
Specialized REITs 0.3%
Equinix, Inc.	5,079	4,788,938
Specialty Retail 1.5%
Home Depot, Inc. (The)	35,307	13,734,070
TJX Cos., Inc. (The)	103,809	12,541,165
		26,275,235
Technology Hardware, Storage & Peripherals 3.7%
Apple, Inc.	259,267	64,925,642
Textiles, Apparel & Luxury Goods 0.5%
NIKE, Inc., Class B	118,471	8,964,701
Total Common Stocks (Cost $641,233,182)		1,105,505,634
Short-Term Investments 2.7%
Affiliated Investment Company 2.5%
NYLI U.S. Government Liquidity Fund, 4.309% (l)	43,449,562	43,449,562
Unaffiliated Investment Companies 0.2%
BlackRock Liquidity FedFund, 4.455% (l)(m)	1,000,000	1,000,000
Invesco Government & Agency Portfolio, 4.478% (l)(m)	3,503,358	3,503,358
		4,503,358
Total Short-Term Investments (Cost $47,952,920)		47,952,920
Total Investments (Cost $1,325,746,422)	101.3%	1,779,181,899
Other Assets, Less Liabilities	(1.3)	(23,160,108)
Net Assets	100.0%	$ 1,756,021,791

†	Percentages indicated are based on Portfolio net assets.
^	Industry classifications may be different than those used for compliance monitoring purposes.
‡	Less than one-tenth of a percent.
(a)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(b)	Coupon rate may change based on changes of the underlying collateral or prepayments of principal. Rate shown was the rate in effect as of December 31, 2024.
(c)	Step coupon—Rate shown was the rate in effect as of December 31, 2024.
(d)	Floating rate—Rate shown was the rate in effect as of December 31, 2024.
(e)	Restricted security. (See Note 5)
(f)	Fixed to floating rate—Rate shown was the rate in effect as of December 31, 2024.
(g)	Security is perpetual and, thus, does not have a predetermined maturity date. The date shown, if applicable, reflects the next call date.
(h)	All or a portion of this security was held on loan. As of December 31, 2024, the aggregate market value of securities on loan was $9,484,535; the total market value of collateral held by the Portfolio was $9,760,396. The market value of the collateral held included non-cash collateral in the form of U.S. Treasury securities with a value of $5,257,038. The Portfolio received cash collateral with a value of $4,503,358. (See Note 2(I))
(i)	Collateral strip rate—A bond whose interest was based on the weighted net interest rate of the collateral. The coupon rate adjusts periodically based on a predetermined schedule. Rate shown was the rate in effect as of December 31, 2024.
(j)	TBA—Security purchased on a forward commitment basis with an approximate principal amount and maturity date. The actual principal amount and maturity date will be determined upon settlement. As of December 31, 2024, the total net market value was $26,324,211, which represented 1.5% of the Portfolio’s net assets. All or a portion of this security is a part of a mortgage dollar roll agreement.
(k)	Non-income producing security.
(l)	Current yield as of December 31, 2024.
(m)	Represents a security purchased with cash collateral received for securities on loan.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
20	NYLI VP Janus Henderson Balanced Portfolio

Investments in Affiliates (in 000's)
Investments in issuers considered to be affiliate(s) of the Portfolio during the year ended December 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Investment Companies	Value, Beginning of Year	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Year	Dividend Income	Other Distributions	Shares End of Year
NYLI U.S. Government Liquidity Fund	$ 42,340	$ 279,982	$ (278,872)	$ —	$ —	$ 43,450	$ 2,520	$ —	43,450
Futures Contracts
As of December 31, 2024, the Portfolio held the following futures contracts1:
Type	Number of Contracts	Expiration Date	Value at Trade Date	Current Notional Amount	Unrealized Appreciation (Depreciation)[2]
Long Contracts
U.S. Treasury 2 Year Notes	620	March 2025	$ 127,532,640	$ 127,477,813	$ (54,827)
U.S. Treasury 5 Year Notes	1,263	March 2025	135,369,904	134,262,821	(1,107,083)
U.S. Treasury Long Bonds	119	March 2025	14,095,061	13,547,406	(547,655)
U.S. Treasury Ultra Bonds	116	March 2025	14,106,981	13,793,125	(313,856)
Total Long Contracts					(2,023,421)
Short Contracts
U.S. Treasury 10 Year Notes	(32)	March 2025	(3,514,455)	(3,480,000)	34,455
U.S. Treasury 10 Year Ultra Bonds	(12)	March 2025	(1,375,999)	(1,335,750)	40,249
Total Short Contracts					74,704
Net Unrealized Depreciation					$ (1,948,717)

1.	As of December 31, 2024, cash in the amount of $3,100,000 was on deposit with a broker or futures commission merchant for futures transactions.
2.	Represents the difference between the value of the contracts at the time they were opened and the value as of December 31, 2024.
Abbreviation(s):
CLO—Collateralized Loan Obligation
FHLMC—Federal Home Loan Mortgage Corp.
FNMA—Federal National Mortgage Association
FREMF—Freddie Mac Multifamily
GNMA—Government National Mortgage Association
REIT—Real Estate Investment Trust
REMIC—Real Estate Mortgage Investment Conduit
SOFR—Secured Overnight Financing Rate
STACR—Structured Agency Credit Risk
TBA—To Be Announced
UMBS—Uniform Mortgage Backed Securities
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
21

Portfolio of Investments December 31, 2024†^ (continued)
The following is a summary of the fair valuations according to the inputs used as of December 31, 2024, for valuing the Portfolio’s assets and liabilities:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Long-Term Bonds
Asset-Backed Securities	$ —	$ 84,122,334	$ —	$ 84,122,334
Corporate Bonds	—	187,230,167	—	187,230,167
Foreign Government Bond	—	565,662	—	565,662
Loan Assignments	—	10,742,152	—	10,742,152
Mortgage-Backed Securities	—	104,082,427	—	104,082,427
U.S. Government & Federal Agencies	—	238,980,603	—	238,980,603
Total Long-Term Bonds	—	625,723,345	—	625,723,345
Common Stocks	1,105,505,634	—	—	1,105,505,634
Short-Term Investments
Affiliated Investment Company	43,449,562	—	—	43,449,562
Unaffiliated Investment Companies	4,503,358	—	—	4,503,358
Total Short-Term Investments	47,952,920	—	—	47,952,920
Total Investments in Securities	1,153,458,554	625,723,345	—	1,779,181,899
Other Financial Instruments
Futures Contracts (b)	74,704	—	—	74,704
Total Investments in Securities and Other Financial Instruments	$ 1,153,533,258	$ 625,723,345	$ —	$ 1,779,256,603
Liability Valuation Inputs
Other Financial Instruments
Futures Contracts (b)	$ (2,023,421)	$ —	$ —	$ (2,023,421)

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.
(b)	The value listed for these securities reflects unrealized appreciation (depreciation) as shown on the Portfolio of Investments.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
22	NYLI VP Janus Henderson Balanced Portfolio

Statement of Assets and Liabilities as of December 31, 2024
Assets
Investment in unaffiliated securities, at value (identified cost $1,282,296,860) including securities on loan of $9,484,535	$1,735,732,337
Investment in affiliated investment companies, at value (identified cost $43,449,562)	43,449,562
Cash	108,824
Cash collateral on deposit at broker for futures contracts	3,100,000
Cash collateral on deposit at broker for TBA	352,901
Due from custodian	432,925
Receivables:
Dividends and interest	5,585,763
Investment securities sold	1,852,516
Portfolio shares sold	851,152
Securities lending	73,420
Other assets	7,598
Total assets	1,791,546,998
Liabilities
Cash collateral received for securities on loan	4,503,358
Payables:
Investment securities purchased	29,164,523
Manager (See Note 3)	813,261
Portfolio shares redeemed	428,878
NYLIFE Distributors (See Note 3)	295,762
Variation margin on futures contracts	232,930
Professional fees	46,324
Custodian	38,336
Shareholder communication	1,452
Trustees	17
Accrued expenses	366
Total liabilities	35,525,207
Net assets	$1,756,021,791
Composition of Net Assets
Shares of beneficial interest outstanding (par value of $.001 per share) unlimited number of shares authorized	$109,943
Additional paid-in-capital	1,180,794,209
1,180,904,152
Total distributable earnings (loss)	575,117,639
Net assets	$1,756,021,791
Initial Class
Net assets applicable to outstanding shares	$377,171,614
Shares of beneficial interest outstanding	23,437,470
Net asset value per share outstanding	$16.09
Service Class
Net assets applicable to outstanding shares	$1,378,850,177
Shares of beneficial interest outstanding	86,505,483
Net asset value per share outstanding	$15.94

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
23

Statement of Operations for the year ended December 31, 2024
Investment Income (Loss)
Income
Interest	$29,977,602
Dividends-unaffiliated (net of foreign tax withholding of $2,125)	11,812,878
Dividends-affiliated	2,519,786
Securities lending, net	306,105
Total income	44,616,371
Expenses
Manager (See Note 3)	9,015,623
Distribution/Service—Service Class (See Note 3)	3,234,220
Professional fees	181,144
Custodian	150,709
Shareholder communication	125,408
Trustees	38,528
Miscellaneous	64,170
Total expenses	12,809,802
Net investment income (loss)	31,806,569
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Unaffiliated investment transactions	94,651,074
Futures transactions	284,986
Net realized gain (loss)	94,936,060
Net change in unrealized appreciation (depreciation) on:
Unaffiliated investments	110,961,902
Futures contracts	(1,948,717)
Net change in unrealized appreciation (depreciation)	109,013,185
Net realized and unrealized gain (loss)	203,949,245
Net increase (decrease) in net assets resulting from operations	$235,755,814
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
24	NYLI VP Janus Henderson Balanced Portfolio

Statements of Changes in Net Assets
for the years ended December 31, 2024 and December 31, 2023
	2024	2023
Increase (Decrease) in Net Assets
Operations:
Net investment income (loss)	$31,806,569	$28,915,471
Net realized gain (loss)	94,936,060	(888,360)
Net change in unrealized appreciation (depreciation)	109,013,185	178,155,089
Net increase (decrease) in net assets resulting from operations	235,755,814	206,182,200
Distributions to shareholders:
Initial Class	(6,952,058)	(18,261,202)
Service Class	(22,217,889)	(56,801,991)
Total distributions to shareholders	(29,169,947)	(75,063,193)
Capital share transactions:
Net proceeds from sales of shares	224,613,437	166,034,427
Net asset value of shares issued to shareholders in reinvestment of distributions	29,169,947	75,063,193
Cost of shares redeemed	(237,177,389)	(209,187,488)
Increase (decrease) in net assets derived from capital share transactions	16,605,995	31,910,132
Net increase (decrease) in net assets	223,191,862	163,029,139
Net Assets
Beginning of year	1,532,829,929	1,369,800,790
End of year	$1,756,021,791	$1,532,829,929
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
25

Financial Highlights selected per share data and ratios
	Year Ended December 31,
Initial Class	2024	2023	2022	2021	2020
Net asset value at beginning of year	$14.16	$12.95	$17.04	$15.21	$14.04
Net investment income (loss) (a)	0.32	0.30	0.21	0.17	0.22
Net realized and unrealized gain (loss)	1.91	1.65	(3.06)	2.42	1.74
Total from investment operations	2.23	1.95	(2.85)	2.59	1.96
Less distributions:
From net investment income	(0.30)	(0.20)	(0.17)	(0.22)	(0.27)
From net realized gain on investments	—	(0.54)	(1.07)	(0.54)	(0.52)
Total distributions	(0.30)	(0.74)	(1.24)	(0.76)	(0.79)
Net asset value at end of year	$16.09	$14.16	$12.95	$17.04	$15.21
Total investment return (b)	15.72%	15.52%	(16.39)%	17.35%	14.32%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	2.10%	2.18%	1.43%	1.03%	1.57%
Net expenses (c)	0.57%	0.57%	0.57%	0.57%	0.58%
Portfolio turnover rate	122%	143%	197%	103%(d)	106%(d)
Net assets at end of year (in 000's)	$377,172	$362,920	$348,495	$453,022	$416,712

(a)	Per share data based on average shares outstanding during the year.
(b)	Total return does not reflect any deduction of sales charges, mortality and expense charges, contract charges or administrative charges.
(c)	In addition to the fees and expenses which the Portfolio bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.
(d)	The portfolio turnover rate not including mortgage dollar rolls were 60% and 95% for the years ended December 31, 2021 and 2020, respectively.

	Year Ended December 31,
Service Class	2024	2023	2022	2021	2020
Net asset value at beginning of year	$14.04	$12.84	$16.90	$15.10	$13.94
Net investment income (loss) (a)	0.28	0.26	0.17	0.12	0.18
Net realized and unrealized gain (loss)	1.88	1.65	(3.03)	2.41	1.74
Total from investment operations	2.16	1.91	(2.86)	2.53	1.92
Less distributions:
From net investment income	(0.26)	(0.17)	(0.13)	(0.19)	(0.24)
From net realized gain on investments	—	(0.54)	(1.07)	(0.54)	(0.52)
Total distributions	(0.26)	(0.71)	(1.20)	(0.73)	(0.76)
Net asset value at end of year	$15.94	$14.04	$12.84	$16.90	$15.10
Total investment return (b)	15.43%	15.23%	(16.60)%	17.06%	14.03%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	1.85%	1.93%	1.18%	0.77%	1.31%
Net expenses (c)	0.82%	0.82%	0.82%	0.82%	0.83%
Portfolio turnover rate	122%	143%	197%	103%(d)	106%(d)
Net assets at end of year (in 000's)	$1,378,850	$1,169,910	$1,021,306	$1,253,044	$1,042,214

(a)	Per share data based on average shares outstanding during the year.
(b)	Total return does not reflect any deduction of sales charges, mortality and expense charges, contract charges or administrative charges.
(c)	In addition to the fees and expenses which the Portfolio bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.
(d)	The portfolio turnover rate not including mortgage dollar rolls were 60% and 95% for the years ended December 31, 2021 and 2020, respectively.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
26	NYLI VP Janus Henderson Balanced Portfolio

Notes to Financial Statements
Note 1–Organization and Business
New York Life Investments VP Funds Trust (the “Fund”) (formerly known as MainStay VP Funds Trust) was organized as a Delaware statutory trust on February 1, 2011. The Fund is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Fund is comprised of thirty-three separate series (collectively referred to as the “Portfolios”). These financial statements and notes relate to the NYLI VP Janus Henderson Balanced Portfolio (formerly known as MainStay VP Janus Henderson Balanced Portfolio) (the "Portfolio"), a "diversified” portfolio, as that term is defined in the 1940 Act, as interpreted or modified by regulatory authorities having jurisdiction, from time to time.
Shares of the Portfolio are currently offered to certain separate accounts to fund variable annuity policies and variable universal life insurance policies issued by New York Life Insurance and Annuity Corporation (“NYLIAC”), a wholly-owned subsidiary of New York Life Insurance Company (“New York Life”) and may also be offered to fund variable annuity policies and variable universal life insurance policies issued by other insurance companies. NYLIAC allocates shares of the Portfolio to, among others, certain NYLIAC separate accounts. Shares of the Portfolio are also offered to the NYLI VP Conservative Allocation Portfolio, NYLI VP Moderate Allocation Portfolio, NYLI VP Growth Allocation Portfolio and NYLI VP Equity Allocation Portfolio, which operate as “funds-of-funds," and other variable insurance funds.
The following table lists the Portfolio's share classes that have been registered and commenced operations:
Class	Commenced Operations
Initial Class	February 17, 2012
Service Class	February 17, 2012
Shares of the Portfolio are offered and are redeemed at a price equal to their respective net asset value (“NAV”) per share. No sales or redemption charge is applicable to the purchase or redemption of the Portfolio's shares. Under the terms of the Fund’s multiple class plan, adopted pursuant to Rule 18f-3 under the 1940 Act, the classes differ in that, among other things, Service Class shares of the Portfolio pay a combined distribution and service fee of 0.25% of average daily net assets attributable to Service Class shares of the Portfolio to the Distributor (as defined in Note 3(B)) pursuant to a plan adopted in accordance with Rule 12b-1 under the 1940 Act. Contract owners of variable annuity contracts purchased after June 2, 2003, are permitted to invest only in the Service Class shares.
The Portfolio's investment objective is to seek long-term capital growth, consistent with preservation of capital and balanced by current income.
In this reporting period, the Portfolio adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures ("ASU 2023-07"). Adoption of the new standard impacted financial statement disclosures only and did not affect the Portfolio's financial position or its results of operations. The intent of
ASU 2023-07 is, through improved segment disclosures, to enable investors to better understand an entity's overall performance and to assess its potential future cash flows. NYLI Disclosure Committee ("Committee") acts as the Portfolio's chief operating decision maker assessing performance and making decisions about resource allocation. The Committee has determined that the Portfolio has a single operating segment based on the fact that the Committee monitors the operating results of the Portfolio as a whole and the Portfolio's long-term strategic asset allocation is pre-determined in accordance with the terms of its respective prospectus, based on a defined investment strategy which is executed by the Portfolio's portfolio managers as a team. The financial information provided to and reviewed by the Committee is consistent with that presented in the Portfolio's Portfolio of Investments, Statement of Changes in Net Assets and Financial Highlights.
Note 2–Significant Accounting Policies
The Portfolio is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services—Investment Companies. The Portfolio prepares its financial statements in accordance with generally accepted accounting principles (“GAAP”) in the United States of America and follows the significant accounting policies described below.
(A) Securities Valuation.  Investments are usually valued as of the close of regular trading on the New York Stock Exchange (the "Exchange") (usually 4:00 p.m. Eastern time) on each day the Portfolio is open for business ("valuation date").
Pursuant to Rule 2a-5 under the 1940 Act, the Board of Trustees of the Fund (the "Board") has designated New York Life Investment Management LLC (“New York Life Investments” or the "Manager") as its Valuation Designee (the "Valuation Designee"). The Valuation Designee is responsible for performing fair valuations relating to all investments in the Portfolio’s portfolio for which market quotations are not readily available; periodically assessing and managing material valuation risks; establishing and applying fair value methodologies; testing fair valuation methodologies; evaluating and overseeing pricing services; ensuring appropriate segregation of valuation and portfolio management functions; providing quarterly, annual and prompt reporting to the Board, as appropriate; identifying potential conflicts of interest; and maintaining appropriate records. The Valuation Designee has established a valuation committee ("Valuation Committee") to assist in carrying out the Valuation Designee’s responsibilities and establish prices of securities for which market quotations are not readily available. The Portfolio's and the Valuation Designee's policies and procedures ("Valuation Procedures") govern the Valuation Designee’s selection and application of methodologies for determining and calculating the fair value of Portfolio investments. The Valuation Designee may value the Portfolio's portfolio securities for which market quotations are not readily available and other Portfolio assets utilizing inputs from pricing services and other third-party sources. The Valuation Committee meets (in person, via electronic mail or

27

Notes to Financial Statements (continued)
via teleconference) on an ad-hoc basis to determine fair valuations and on a quarterly basis to review fair value events with respect to certain securities for which market quotations are not readily available, including valuation risks and back-testing results, and to preview reports to the Board.
The Valuation Committee establishes prices of securities for which market quotations are not readily available based on such methodologies and measurements on a regular basis after considering information that is reasonably available and deemed relevant by the Valuation Committee. The Board shall oversee the Valuation Designee and review fair valuation materials on a prompt, quarterly and annual basis and approve proposed revisions to the Valuation Procedures.
Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to the Valuation Procedures. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the Portfolio can access at the measurement date, provided that a quotation will not be readily available if it is not reliable. "Fair value" is defined as the price the Portfolio would reasonably expect to receive upon selling an asset or liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the asset or liability. Fair value measurements are determined within a framework that establishes a three-tier hierarchy that maximizes the use of observable market data and minimizes the use of unobservable inputs to establish a classification of fair value measurements for disclosure purposes. "Inputs" refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, such as the risk inherent in a particular valuation technique used to measure fair value using a pricing model and/or the risk inherent in the inputs for the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions market participants would use in pricing the asset or liability based on the information available. The inputs or methodology used for valuing assets or liabilities may not be an indication of the risks associated with investing in those assets or liabilities. The three-tier hierarchy of inputs is summarized below.
•	Level 1—quoted prices (unadjusted) in active markets for an identical asset or liability
•	Level 2—other significant observable inputs (including quoted prices for a similar asset or liability in active markets, interest rates and yield curves, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio's own assumptions about the assumptions that market participants would use in measuring fair value of an asset or liability)
The level of an asset or liability within the fair value hierarchy is based on the lowest level of an input, both individually and in the aggregate, that is significant to the fair value measurement. The aggregate value by input level of the Portfolio’s assets and liabilities as of December 31, 2024, is included at the end of the Portfolio of Investments.
The Portfolio may use third-party vendor evaluations, whose prices may be derived from one or more of the following standard inputs, among others:
• Benchmark yields	• Reported trades
• Broker/dealer quotes	• Issuer spreads
• Two-sided markets	• Benchmark securities
• Bids/offers	• Reference data (corporate actions or material event notices)
• Industry and economic events	• Comparable bonds
• Monthly payment information
An asset or liability for which a market quotation is not readily available is valued by methods deemed reasonable in good faith by the Valuation Committee, following the Valuation Procedures to represent fair value. Under these procedures, the Valuation Designee generally uses a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information. The Valuation Designee may also use an income-based valuation approach in which the anticipated future cash flows of the asset or liability are discounted to calculate fair value. Fair value represents a good faith approximation of the value of a security. Fair value determinations involve the consideration of a number of subjective factors, an analysis of applicable facts and circumstances and the exercise of judgment. As a result, it is possible that the fair value for a security determined in good faith in accordance with the Valuation Procedures may differ from valuations for the same security determined for other funds using their own valuation procedures. Although the Valuation Procedures are designed to value a security at the price the Portfolio may reasonably expect to receive upon the security's sale in an orderly transaction, there can be no assurance that any fair value determination thereunder would, in fact, approximate the amount that the Portfolio would actually realize upon the sale of the security or the price at which the security would trade if a reliable market price were readily available. During the year ended December 31, 2024, there were no material changes to the fair value methodologies.
Securities which may be valued in this manner include, but are not limited to: (i) a security for which trading has been halted or suspended or otherwise does not have a readily available market quotation on a given day; (ii) a debt security that has recently gone into default and for which there is not a current market quotation; (iii) a security of an issuer that has entered into a restructuring; (iv) a security that has been delisted from a national exchange; (v) a security subject to trading collars for which no or limited trading takes place; and (vi) a security whose principal market has been temporarily closed at a time when, under normal conditions, it would be open. Securities valued in this manner are generally categorized as Level 2 or 3 in the hierarchy.

28	NYLI VP Janus Henderson Balanced Portfolio

Equity securities, rights and warrants, if applicable, are valued at the last quoted sales prices as of the close of regular trading on the relevant exchange on each valuation date. Securities that are not traded on the valuation date are valued at the mean of the last quoted bid and ask prices. Prices are normally taken from the principal market in which each security trades. These securities are generally categorized as Level 1 in the hierarchy.
Investments in mutual funds, including money market funds, are valued at their respective NAVs at the close of business each day on the valuation date. These securities are generally categorized as Level 1 in the hierarchy.
Futures contracts are valued at the last posted settlement price on the market where such futures are primarily traded. These securities are generally categorized as Level 1 in the hierarchy.
Debt securities (other than convertible and municipal bonds) are valued at the evaluated bid prices (evaluated mean prices in the case of convertible and municipal bonds) supplied by a pricing agent or broker selected by the Valuation Designee, in consultation with the Subadvisor. The evaluations are market-based measurements processed through a pricing application and represents the pricing agent’s good faith determination as to what a holder may receive in an orderly transaction under market conditions. The rules-based logic utilizes valuation techniques that reflect participants’ assumptions and vary by asset class and per methodology, maximizing the use of relevant observable data including quoted prices for similar assets, benchmark yield curves and market corroborated inputs. The evaluated bid or mean prices are deemed by the Valuation Designee, in consultation with the Subadvisor, to be representative of market values at the regular close of trading of the Exchange on each valuation date. Debt securities purchased on a delayed delivery basis are marked to market daily until settlement at the forward settlement date. Debt securities, including corporate bonds, U.S. government and federal agency bonds, municipal bonds, foreign bonds, convertible bonds, asset-backed securities and mortgage-backed securities are generally categorized as Level 2 in the hierarchy.
Loan assignments, participations and commitments are valued at the average of bid quotations obtained from the engaged independent pricing service and are generally categorized as Level 2 in the hierarchy. Certain loan assignments, participations and commitments may be valued by utilizing significant unobservable inputs obtained from the pricing service and are generally categorized as Level 3 in the hierarchy.
Temporary cash investments acquired in excess of 60 days to maturity at the time of purchase are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities and ratings), both as furnished by independent pricing services. Temporary cash investments that mature in 60 days or less at the time of purchase ("Short-Term Investments") are valued using the amortized cost method of valuation, unless the use of such method would be inappropriate. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between such cost and the principal on maturity date. Amortized cost approximates the current fair value of a security. Securities valued using the amortized cost method are not valued using quoted prices in an active market and are generally categorized as Level 2 in the hierarchy.
The information above is not intended to reflect an exhaustive list of the methodologies that may be used to value portfolio investments. The Valuation Procedures permit the use of a variety of valuation methodologies in connection with valuing portfolio investments. The methodology used for a specific type of investment may vary based on the market data available or other considerations. The methodologies summarized above may not represent the specific means by which portfolio investments are valued on any particular business day.
(B) Income Taxes.   The Portfolio's policy is to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute all of its taxable income to the shareholders of the Portfolio within the allowable time limits.
The Manager evaluates the Portfolio’s tax positions to determine if the tax positions taken meet the minimum recognition threshold in connection with accounting for uncertainties in income tax positions taken or expected to be taken for the purposes of measuring and recognizing tax liabilities in the financial statements. Recognition of tax benefits of an uncertain tax position is permitted only to the extent the position is “more likely than not” to be sustained assuming examination by taxing authorities. The Manager analyzed the Portfolio's tax positions taken on federal, state and local income tax returns for all open tax years (for up to three tax years) and has concluded that no provisions for federal, state and local income tax are required in the Portfolio's financial statements. The Portfolio's federal, state and local income tax and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state and local departments of revenue.
(C) Dividends and Distributions to Shareholders. Dividends and distributions are recorded on the ex-dividend date. The Portfolio intends to declare and pay dividends from net investment income and distributions from net realized capital and currency gains, if any, at least annually. All dividends and distributions are reinvested at NAV in the same class of shares of the Portfolio. Dividends and distributions to shareholders are determined in accordance with federal income tax regulations and may differ from determinations using GAAP.
(D) Security Transactions and Investment Income.  The Portfolio records security transactions on the trade date. Realized gains and losses on security transactions are determined using the identified cost method. Dividend income is recognized on the ex-dividend date, net of any foreign tax withheld at the source, and interest income is recorded on an accrual basis and may include coupon interest, amortization of premium, accretion of discount on debt securities, and gains/losses on paydowns. Distributions received from real estate investment trusts, if applicable, may be classified as dividends, capital gains and/or return of capital.
29

Notes to Financial Statements (continued)
Discounts and premiums on securities purchased for the Portfolio are accreted and amortized, respectively, on the effective interest rate method.
Investment income and realized and unrealized gains and losses on investments of the Portfolio are allocated pro rata to the separate classes of shares based upon their relative net assets on the date the income is earned or realized and unrealized gains and losses are incurred.
The Portfolio may place a debt security on non-accrual status and reduce related interest income by ceasing current accruals and writing off all or a portion of any interest receivables when the collection of all or a portion of such interest has become doubtful. A debt security is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.
(E) Expenses.  Expenses of the Fund are allocated to the individual Portfolios in proportion to the net assets of the respective Portfolios when the expenses are incurred, except where direct allocations of expenses can be made. Expenses (other than fees incurred under the distribution and service plans, further discussed in Note 3(B), which are charged directly to the Service Class shares) are allocated to separate classes of shares pro rata based upon their relative net assets on the date the expenses are incurred. The expenses borne by the Portfolio, including those of related parties to the Portfolio, are shown in the Statement of Operations.
Additionally, the Portfolio may invest in mutual funds, which are subject to management fees and other fees that may cause the costs of investing in mutual funds to be greater than the costs of owning the underlying securities directly. These indirect expenses of mutual funds are not included in the amounts shown as expenses in the Statement of Operations or in the expense ratios included in the Financial Highlights.
(F) Use of Estimates.  In preparing financial statements in conformity with GAAP, the Manager makes estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates and assumptions.
(G) Futures Contracts.  A futures contract is an agreement to purchase or sell a specified quantity of an underlying instrument at a specified future date and price, or to make or receive a cash payment based on the value of a financial instrument (e.g., foreign currency, interest rate, security or securities index). The Portfolio is subject to risks such as market price risk, leverage risk, liquidity risk, counterparty risk, operational risk, legal risk and/or interest rate risk in the normal course of investing in these contracts. Upon entering into a futures contract, the Portfolio is required to pledge to the broker or futures commission merchant an amount of cash and/or U.S. government securities equal to a certain percentage of the collateral amount, known as the “initial margin.” During the period the futures contract is open, changes in the value of the contract are recognized as unrealized appreciation or depreciation by marking to market such contract on a daily basis to reflect the market value of the contract at the end of each day’s trading. The Portfolio agrees to receive from or pay to the broker or futures commission merchant an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as “variation margin.” When the futures contract is closed, the Portfolio records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Portfolio's basis in the contract.
The use of futures contracts involves, to varying degrees, elements of market risk in excess of the amount recognized in the Statement of Assets and Liabilities. The contract or notional amounts and variation margin reflect the extent of the Portfolio's involvement in open futures positions. There are several risks associated with the use of futures contracts as hedging  techniques. There can be no assurance that a liquid market will exist at the time when the Portfolio seeks to close out a futures contract. If no liquid market exists, the Portfolio would remain obligated to meet margin requirements until the position is closed. Futures contracts may involve a small initial investment relative to the risk assumed, which could result in losses greater than if the Portfolio did not invest in futures contracts. Futures contracts may be more volatile than direct investments in the instrument underlying the futures and may not correlate to the underlying instrument, causing a given hedge not to achieve its objectives. The Portfolio's activities in futures contracts have minimal counterparty risk as they are conducted through regulated exchanges that guarantee the futures against default by the counterparty. In the event of a bankruptcy or insolvency of a futures commission merchant that holds margin on behalf of the Portfolio, the Portfolio may not be entitled to the return of the entire margin owed to the Portfolio, potentially resulting in a loss. The Portfolio may invest in futures contracts to seek enhanced returns or to reduce the risk of loss by hedging certain of its holdings. The Portfolio's investment in futures contracts and other derivatives may increase the volatility of the Portfolio's NAVs and may result in a loss to the Portfolio.
(H) Loan Assignments, Participations and Commitments.  The Portfolio may invest in loan assignments and participations ("loans"). Commitments are agreements to make money available to a borrower in a specified amount, at a specified rate and within a specified time. The Portfolio records an investment when the borrower withdraws money on a commitment or when a funded loan is purchased (trade date) and records interest as earned. These loans pay interest at rates that are periodically reset by reference to a base lending rate plus a spread. These base lending rates are generally the prime rate offered by a designated U.S. bank, the Secured Overnight Financing Rate ("SOFR") or an alternative reference rate.
The loans in which the Portfolio may invest are generally readily marketable, but may be subject to some restrictions on resale. For example, the Portfolio may be contractually obligated to receive approval from the agent bank and/or borrower prior to the sale of these investments. If the Portfolio purchases an assignment from a lender, the Portfolio will generally have direct contractual rights against the borrower in favor of the lender. If the Portfolio purchases a participation interest either from a lender or a participant, the Portfolio typically will have

30	NYLI VP Janus Henderson Balanced Portfolio

established a direct contractual relationship with the seller of the participation interest, but not with the borrower. Consequently, the Portfolio is subject to the credit risk of the lender or participant who sold the participation interest to the Portfolio, in addition to the usual credit risk of the borrower. In the event that the borrower, selling participant or intermediate participants become insolvent or enter into bankruptcy, the Portfolio may incur certain costs and delays in realizing payment, or may suffer a loss of principal and/or interest.
Unfunded commitments represent the remaining obligation of the Portfolio to the borrower. At any point in time, up to the maturity date of the issue, the borrower may demand the unfunded portion. Unfunded amounts, if any, are marked to market and any unrealized gains or losses are recorded in the Statement of Assets and Liabilities.
(I) Securities Lending. In order to realize additional income, the Portfolio may engage in securities lending, subject to the limitations set forth in the 1940 Act and relevant guidance by the staff of the Securities and Exchange Commission (“SEC”). If the Portfolio engages in securities lending, the Portfolio will lend through its custodian, JPMorgan Chase Bank, N.A., ("JPMorgan"), acting as securities lending agent on behalf of the Portfolio. Under the current arrangement, JPMorgan will manage the Portfolio's collateral in accordance with the securities lending agency agreement between the Portfolio and JPMorgan, and indemnify the Portfolio against counterparty risk. The loans will be collateralized by cash (which may be invested in a money market fund) and/or non-cash collateral (which may include U.S. Treasury securities and/or U.S. government agency securities issued or guaranteed by the United States government or its agencies or instrumentalities) at least equal at all times to the market value of the securities loaned. Non-cash collateral held at year end is segregated and cannot be transferred by the Portfolio. The Portfolio bears the risk of delay in recovery of, or loss of rights in, the securities loaned. The Portfolio may also record a realized gain or loss on securities deemed sold due to a borrower’s inability to return securities on loan. The Portfolio bears the risk of any loss on investment of cash collateral. The Portfolio will receive compensation for lending its securities in the form of fees or it will retain a portion of interest earned on the investment of any cash collateral. The Portfolio will also continue to receive interest and dividends on the securities loaned and any gain or loss in the market price of the securities loaned that may occur during the term of the loan will be for the account of the Portfolio. Income earned from securities lending activities, if any, is reflected in the Statement of Operations.
(J) Dollar Rolls. The Portfolio may enter into dollar roll transactions in which it sells mortgage-backed securities ("MBS") from its portfolio to a counterparty from whom it simultaneously agrees to buy a similar security on a delayed delivery basis. The Portfolio generally transfers MBS where the MBS are "to be announced," therefore, the Portfolio accounts for these transactions as purchases and sales.
When accounted for as purchase and sales, the securities sold in connection with the dollar rolls are removed from the portfolio and a realized gain or loss is recognized. The securities the Portfolio has agreed to acquire are included at market value in the Portfolio of Investments and liabilities for such purchase commitments are included as payables for investments purchased. During the roll period, the Portfolio foregoes principal and interest paid on the securities. The Portfolio is compensated by the difference between the current sales price and the forward price for the future as well as by the earnings on the cash proceeds of the initial sale. Dollar rolls may be renewed without physical delivery of the securities subject to the contract. Dollar roll transactions involve certain risks, including the risk that the securities returned to the Portfolio at the end of the roll period, while substantially similar, could be inferior to what was initially sold to the counterparty.
(K) Debt and Foreign Securities Risk.  The ability of issuers of debt securities held by the Portfolio to meet their obligations may be affected by, among other things, economic or political developments in a specific country, industry or region. Debt securities are also subject to the risks associated with changes in interest rates.
The Portfolio may invest in high-yield debt securities (sometimes called “junk bonds”), which are generally considered speculative because they present a greater risk of loss, including default, than higher rated debt securities. These securities pay investors a premium—a higher interest rate or yield than investment grade debt securities—because of the increased risk of loss. These securities can also be subject to greater price volatility. In times of unusual or adverse market, economic or political conditions, these securities may experience higher than normal default rates.
Investments in the Portfolio are not guaranteed, even though some of the Portfolio’s underlying investments are guaranteed by the U.S. government or its agencies or instrumentalities. The principal risk of mortgage-related and asset-backed securities is that the underlying debt may be prepaid ahead of schedule, if interest rates fall, thereby reducing the value of the Portfolio’s investment. If interest rates rise, less of the debt may be prepaid and the Portfolio may lose money because the Portfolio may be unable to invest in higher yielding assets. The Portfolio is subject to interest-rate risk and can lose principal value when interest rates rise. Bonds are also subject to credit risk, in which the bond issuer may fail to pay interest and principal in a timely manner.
The Portfolio’s investments may include loans which are usually rated below investment grade and are generally considered speculative because they present a greater risk of loss, including default, than higher rated debt securities. These investments pay investors a higher interest rate than investment grade debt securities because of the increased risk of loss. Although certain loans are collateralized, there is no guarantee that the value of the collateral will be sufficient to repay the loan. In a recession or serious credit event, the value of these investments could decline significantly. As a result, the Portfolio’s NAVs could go down and you could lose money.
In addition, loans generally are subject to extended settlement periods that may be longer than seven days. As a result, the Portfolio may be adversely affected by selling other investments at an unfavorable time
31

Notes to Financial Statements (continued)
and/or under unfavorable conditions or engaging in borrowing transactions, such as borrowing against its credit facility, to raise cash to meet redemption obligations or pursue other investment opportunities.
In certain circumstances, loans may not be deemed to be securities. As a result, the Portfolio may not have the protection of anti-fraud provisions of the federal securities laws. In such cases, the Portfolio generally must rely on the contractual provisions in the loan agreement and common-law fraud protections under applicable state law.
The Portfolio may invest in foreign securities, both debt and equity securities, which carry certain risks that are in addition to the usual risks inherent in domestic securities. Foreign regulatory regimes and securities markets can have less stringent investor protections and disclosure standards and less liquid trading markets than U.S. regulatory regimes and securities markets, and can experience political, social and economic developments that may affect the value of investments in foreign securities. These risks include those resulting from currency fluctuations, future adverse political or economic developments and possible imposition of currency exchange blockages or other foreign governmental laws or restrictions. Economic sanctions and other similar governmental actions or developments could, among other things, effectively restrict or eliminate the Fund's ability to purchase or sell certain foreign securities or groups of foreign securities, and thus may make the Fund's investments in such securities less liquid or more difficult to value. These risks are likely to be greater in emerging markets than in developed markets. The ability of issuers of securities held by the Portfolio to meet their obligations may be affected by, among other things, economic or political developments in a specific country, industry or region.
(L) Indemnifications.  Under the Fund’s organizational documents, its officers and trustees are indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Portfolio enters into contracts with third-party service providers that contain a variety of representations and warranties and that may provide general indemnifications. The Portfolio's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio that have not yet occurred. The Manager believes that the risk of loss in connection with these potential indemnification obligations is remote. However, there can be no assurance that material liabilities related to such obligations will not arise in the future, which could adversely impact the Portfolio.
(M) Quantitative Disclosure of Derivative Holdings. The following tables show additional disclosures related to the Portfolio's derivative and hedging activities, including how such activities are accounted for and their effect on the Portfolio's financial positions, performance and cash flows.
The Portfolio entered into futures contracts to manage its exposure to the securities markets or to movements in interest rates and currency values.
Fair value of derivative instruments as of December 31, 2024:
Asset Derivatives	Interest Rate Contracts Risk	Total
Futures Contracts - Net Assets—Net unrealized appreciation on futures contracts (a)	$74,704	$74,704
Total Fair Value	$74,704	$74,704

(a)	Includes cumulative appreciation (depreciation) of futures contracts as reported in the Portfolio of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

Liability Derivatives	Interest Rate Contracts Risk	Total
Futures Contracts - Net Assets—Net unrealized depreciation on futures contracts (a)	$(2,023,421)	$(2,023,421)
Total Fair Value	$(2,023,421)	$(2,023,421)

(a)	Includes cumulative appreciation (depreciation) of futures contracts as reported in the Portfolio of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
The effect of derivative instruments on the Statement of Operations for the year ended December 31, 2024:
Net Realized Gain (Loss) from:	Interest Rate Contracts Risk	Total
Futures Transactions	$284,986	$284,986
Total Net Realized Gain (Loss)	$284,986	$284,986

Net Change in Unrealized Appreciation (Depreciation)	Interest Rate Contracts Risk	Total
Futures Contracts	$(1,948,717)	$(1,948,717)
Total Net Change in Unrealized Appreciation (Depreciation)	$(1,948,717)	$(1,948,717)

Average Notional Amount	Total
Futures Contracts Long (a)	$220,722,831
Futures Contracts Short (a)	$(6,764,363)

(a)	Positions were open for eight months during the reporting period.
Note 3–Fees and Related Party Transactions
(A) Manager and Subadvisor. New York Life Investments, a registered investment adviser and an indirect, wholly-owned subsidiary of New York Life, serves as the Portfolio’s Manager pursuant to an Amended and Restated Management Agreement (“Management Agreement”). The Manager provides offices, conducts clerical, recordkeeping and bookkeeping services, and keeps most of the financial and accounting records required to be maintained by the Portfolio. Except for the portion

32	NYLI VP Janus Henderson Balanced Portfolio

of salaries and expenses that are the responsibility of the Portfolio, the Manager pays the salaries and expenses of all personnel affiliated with the Portfolio and certain operational expenses of the Portfolio. The Portfolio reimburses New York Life Investments in an amount equal to the portion of the compensation of the Chief Compliance Officer attributable to the Portfolio. Janus Henderson Investors US LLC (“Janus” or the “Subadvisor”), a registered investment adviser and wholly-owned subsidiary of Janus Henderson Group plc, doing business as Janus Henderson Investors, serves as the Subadvisor to the Portfolio and is responsible for the day-to-day portfolio management of the Portfolio. Pursuant to the terms of a Subadvisory Agreement between New York Life Investments and Janus, New York Life Investments pays for the services of the Subadvisor.
Pursuant to the Management Agreement, the Fund pays the Manager, on behalf of the Portfolio, a monthly fee for the services performed and the facilities furnished at an annual rate of the Portfolio's average daily net assets as follows: 0.55% up to $1 billion; 0.525% from $1 billion to $2 billion; and 0.515% in excess of $2 billion. During the year ended December 31, 2024, the effective management fee rate was 0.54% of the Portfolio's average daily net assets.
During the year ended December 31, 2024, New York Life Investments earned fees from the Portfolio in the amount of $9,015,623 and paid the Subadvisor fees in the amount of $4,224,106.
JPMorgan provides sub-administration and sub-accounting services to the Portfolio pursuant to an agreement with New York Life Investments. These services include calculating the daily NAVs of the Portfolio, maintaining the general ledger and sub-ledger accounts for the calculation of the Portfolio's NAVs, and assisting New York Life Investments in conducting various aspects of the Portfolio's administrative operations. For providing these services to the Portfolio, JPMorgan is compensated by New York Life Investments.
Pursuant to an agreement between the Fund and New York Life Investments, New York Life Investments is responsible for providing or procuring certain regulatory reporting services for the Portfolio. The Portfolio will reimburse New York Life Investments for the actual costs incurred by New York Life Investments in connection with providing or procuring these services for the Portfolio.
(B) Distribution and Service Fees.  The Fund, on behalf of the Portfolio, has entered into a distribution agreement with NYLIFE Distributors LLC (the “Distributor”), an affiliate of New York Life Investments. The Portfolio has adopted a distribution plan (the “Plan”) in accordance with the provisions of Rule 12b-1 under the 1940 Act. Under the Plan, the Distributor has agreed to provide, through its affiliates or independent third parties, various distribution-related, shareholder and administrative support services to the Service Class shareholders. For its services, the Distributor is entitled to a combined distribution and service fee accrued daily and paid monthly at an annual rate of 0.25% of the average daily net assets attributable to the Service Class shares of the Portfolio.
Note 4-Federal Income Tax
As of December 31, 2024, the cost and unrealized appreciation (depreciation) of the Portfolio’s investment portfolio, including applicable derivative contracts and other financial instruments, as determined on a federal income tax basis, were as follows:
	Federal Tax Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Investments in Securities	$1,326,395,224	$481,218,397	$(28,432,611)	$452,785,786
As of December 31, 2024, the components of accumulated gain (loss) on a tax basis were as follows:
Ordinary Income	Accumulated Capital and Other Gain (Loss)	Other Temporary Differences	Unrealized Appreciation (Depreciation)	Total Accumulated Gain (Loss)
$35,246,859	$87,161,184	$—	$452,709,596	$575,117,639
The difference between book-basis and tax-basis unrealized appreciation (depreciation) is primarily due to mark to market of futures contracts.
The Portfolio utilized $1,745,178 of capital loss carryforwards during the year ended December 31, 2024.
During the years ended December 31, 2024 and December 31, 2023, the tax character of distributions paid as reflected in the Statements of Changes in Net Assets was as follows:
	2024	2023
Distributions paid from:
Ordinary Income	$29,169,947	$18,438,876
Long-Term Capital Gains	—	56,624,317
Total	$29,169,947	$75,063,193
33

Notes to Financial Statements (continued)
Note 5–Restricted Securities
Restricted securities are subject to legal or contractual restrictions on resale. Private placement securities are generally considered to be restricted except for those securities traded between qualified institutional investors under the provisions of Rule 144A of the Securities Act of 1933, as amended. Disposal of restricted securities may involve time consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult to achieve.
As of December 31, 2024, restricted securities held by the Portfolio were as follows:
Security	Date(s) of Acquisition	Principal Amount/ Shares	Cost	12/31/24 Value	Percent of Net Assets
Libra Solutions LLC
Asset-Backed Securities 5.88%, due 9/30/38	9/27/24	$ 327,000	$ 326,949	$ 320,621	0.0% ‡

‡	Less than one-tenth of a percent.

Note 6–Custodian
JPMorgan is the custodian of cash and securities held by the Portfolio. Custodial fees are charged to the Portfolio based on the Portfolio's net assets and/or the market value of securities held by the Portfolio and the number of certain transactions incurred by the Portfolio.
Note 7–Line of Credit
The Portfolio and certain other funds managed by New York Life Investments maintain a line of credit with a syndicate of banks in order to secure a source of funds for temporary purposes to meet unanticipated or excessive redemption requests.
Effective July 23, 2024, under the credit agreement (the “Credit Agreement”), the aggregate commitment amount is $600,000,000 with an additional uncommitted amount of $100,000,000. The commitment fee is an annual rate of 0.15% of the average commitment amount payable quarterly, regardless of usage, to JPMorgan, who serves as the agent to the syndicate. The commitment fee is allocated among the Portfolio and certain other funds managed by New York Life Investments based upon their respective net assets and other factors. Interest on any revolving credit loan is charged based upon the Federal Funds Rate, Daily Simple SOFR + 0.10%, or the Overnight Bank Funding Rate, whichever is higher. The Credit Agreement expires on July 22, 2025, although the Portfolio, certain other funds managed by New York Life Investments and the syndicate of banks may renew the Credit Agreement for an additional year on the same or different terms or enter into a credit agreement with a different syndicate of banks. Prior to July 23, 2024, the aggregate commitment amount and the commitment fee were the same as those under the current Credit Agreement. During the year ended December 31, 2024, there were no borrowings made or outstanding with respect to the Portfolio under the Credit Agreement.
Note 8–Interfund Lending Program
Pursuant to an exemptive order issued by the SEC, the Portfolio, along with certain other funds managed by New York Life Investments, may participate in an interfund lending program. The interfund lending program provides an alternative credit facility that permits the Portfolio and certain other funds managed by New York Life Investments to lend or borrow money for temporary purposes directly to or from one another, subject to the conditions of the exemptive order. During the year ended December 31, 2024, there were no interfund loans made or outstanding with respect to the Portfolio.
Note 9–Purchases and Sales of Securities (in 000’s)
During the year ended December 31, 2024, purchases and sales of U.S. government securities were $654,375 and $690,906, respectively. Purchases and sales of securities, other than U.S. government securities and short-term securities, were $1,360,281 and $1,315,931, respectively.
Note 10–Capital Share Transactions
Transactions in capital shares for the years ended December 31, 2024 and December 31, 2023, were as follows:
Initial Class	Shares	Amount
Year ended December 31, 2024:
Shares sold	344,513	$5,374,990
Shares issued to shareholders in reinvestment of distributions	433,023	6,952,058
Shares redeemed	(2,962,912)	(45,743,691)
Net increase (decrease)	(2,185,376)	$(33,416,643)
Year ended December 31, 2023:
Shares sold	418,650	$5,760,821
Shares issued to shareholders in reinvestment of distributions	1,399,369	18,261,202
Shares redeemed	(3,101,877)	(42,452,530)
Net increase (decrease)	(1,283,858)	$(18,430,507)

34	NYLI VP Janus Henderson Balanced Portfolio

Service Class	Shares	Amount
Year ended December 31, 2024:
Shares sold	14,267,484	$219,238,447
Shares issued to shareholders in reinvestment of distributions	1,396,412	22,217,889
Shares redeemed	(12,495,664)	(191,433,698)
Net increase (decrease)	3,168,232	$50,022,638
Year ended December 31, 2023:
Shares sold	11,739,443	$160,273,606
Shares issued to shareholders in reinvestment of distributions	4,389,338	56,801,991
Shares redeemed	(12,311,786)	(166,734,958)
Net increase (decrease)	3,816,995	$50,340,639
Note 11–Recent Accounting Pronouncement
In December 2023, the FASB issued Accounting Standard Update No. 2023-09, Income Taxes (ASC 740) Improvements to Income Tax Disclosures (“ASU 2023-09”). The primary purpose of the amendments within ASU 2023-09 is to enhance the transparency and decision usefulness of income tax disclosures primarily related to the rate reconciliation table and income taxes paid information. The amendments in ASU 2023-09 require that public business entities on an annual basis (1) disclose specific categories in the rate reconciliation and (2) provide additional information for reconciling items that meet a quantitative threshold. In addition, the amendments in this ASU 2023-09 require that all entities disclose on an annual basis taxes paid disaggregated by; federal, state, foreign, and jurisdiction (when income taxes paid is equal to or greater than five percent of total income taxes paid). The amendments in ASU 2023-09 are effective for public business entities beginning after December 15, 2024. Early adoption is permitted for annual financial statements that have not yet been issued or made available for issuance. The amendments in ASU 2023-09 should be applied on a prospective basis. Retrospective application is permitted. Management is currently assessing the impact this standard will have on our financial statements as well as the method by which we will adopt the new standard. The Adviser does not expect the guidance to have a material impact to the Portfolio.
Note 12–Subsequent Events
In connection with the preparation of the financial statements of the Portfolio for the year ended December 31, 2024, events and transactions subsequent to December 31, 2024, through the date the financial statements were issued, have been evaluated by the Manager for possible adjustment and/or disclosure. No subsequent events requiring financial statement adjustment or disclosure have been identified.
35

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of New York Life Investments VP Funds Trust (formerly known as MainStay VP Funds Trust) and Shareholders of NYLI VP Janus Henderson Balanced Portfolio (formerly known as MainStay VP Janus Henderson Balanced Portfolio)
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of NYLI VP Janus Henderson Balanced Portfolio (one of the portfolios constituting New York Life Investments VP Funds Trust, referred to hereafter as the “Portfolio”) as of December 31, 2024, the related statement of operations for the year ended December 31, 2024, the statements of changes in net assets for each of the two years in the period ended December 31, 2024, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2024 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Portfolio as of December 31, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2024 and the financial highlights for each of the five years in the period ended December 31, 2024 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Portfolio’s management. Our responsibility is to express an opinion on the Portfolio’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Portfolio in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2024 by correspondence with the custodian, transfer agents, and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
New York, New York
February 21, 2025
We have served as the auditor of one or more investment companies in the New York Life Investments group of funds since 1984.
36	NYLI VP Janus Henderson Balanced Portfolio

Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
Included in the Statement of Operations within the Portfolio’s Financial Statements.
37

Statement Regarding Basis for Approval of Investment Advisory Agreement and Subadvisory Agreement
The continuation of the Management Agreement with respect to each series (“Portfolio”) of the New York Life Investments VP Funds Trust (“Trust”) and New York Life Investment Management LLC (“New York Life Investments”) and each of the Subadvisory Agreements between New York Life Investments and each of American Century Investment Management, Inc., Brown Advisory LLC, Candriam, CBRE Investment Management Listed Real Assets LLC, Epoch Investment Partners, Inc., FIAM LLC, Janus Henderson Investors US LLC, MacKay Shields LLC, Newton Investment Management North America, LLC, NYL Investors LLC, Pacific Investment Management Company LLC, PineStone Asset Management Inc., Segall Bryant & Hamill, LLC, Wellington Management Company LLP and Winslow Capital Management, LLC (together, “Subadvisors”)1 with respect to the applicable Portfolio(s) (together, “Advisory Agreements”) is subject to annual review and approval by the Board of Trustees of the Trust (“Board”) in accordance with Section 15 of the Investment Company Act of 1940, as amended (“1940 Act”).  At its December 3–4, 2024 meeting, the Board, including the Trustees who are not an “interested person” (as such term is defined in the 1940 Act) of the Trust (“Independent Trustees”) voting separately, unanimously approved the continuation of each of the Advisory Agreements for each applicable Portfolio for a one-year period.
In reaching the decision to approve the continuation of each of the Advisory Agreements, the Board considered information and materials furnished by New York Life Investments and each Subadvisor in connection with an annual contract review process undertaken by the Board that took place at meetings of the Board and its Contracts Committee from September 2024 through December 2024, including information and materials furnished by New York Life Investments and each Subadvisor in response to requests prepared on behalf of the Board, and in consultation with the Independent Trustees, by independent legal counsel to the Independent Trustees, which encompassed a variety of topics, including those summarized below.  Information and materials requested by and furnished to the Board for consideration in connection with the contract review process included, among other items, reports on each Portfolio and “peer funds” prepared by Institutional Shareholder Services Inc. (“ISS”), an independent third-party service provider engaged by the Board to report objectively on each Portfolio’s investment performance, management fee and total expenses.  The Board also considered information on the fees charged to other investment advisory clients of New York Life Investments and/or each applicable Subadvisor that follow investment strategies similar to those of each Portfolio, if any, and, when applicable, the rationale for differences in each Portfolio’s management and subadvisory fees, as applicable, and the fees charged to those other investment advisory clients.  In addition, the Board considered information regarding the legal standards and fiduciary obligations applicable to its consideration of the continuation of each of the Advisory Agreements.  The contract review process, including the structure and format for information and materials provided to the Board, has been developed in consultation with the Board.  The Independent
Trustees also met in executive sessions with their independent legal counsel and, for portions thereof, with senior management of New York Life Investments.
The Board’s deliberations with respect to the continuation of each of the Advisory Agreements reflect a year-long process, and the Board also took into account information furnished to the Board and its Committees throughout the year, as deemed relevant and appropriate by the Trustees, including, among other items, reports on investment performance of each Portfolio and investment-related matters for each Portfolio as well as presentations from New York Life Investments and, generally annually, personnel of each Subadvisor.  In addition, the Board took into account other information provided by New York Life Investments throughout the year, including, among other items, periodic reports on legal and compliance matters, risk management, portfolio turnover, brokerage commissions and non-advisory services provided to each Portfolio by New York Life Investments, as deemed relevant and appropriate by the Trustees.
In addition to information provided to the Board throughout the year, the Board received information in connection with its June 2024 meeting provided specifically in response to requests prepared on behalf of the Board, and in consultation with the Independent Trustees, by independent legal counsel to the Independent Trustees regarding each Portfolio’s distribution arrangements.  In addition, the Board received information regarding each Portfolio’s asset levels, share purchase and redemption activity and the payment of Rule 12b-1 and/or certain other fees by the applicable share class(es) of each applicable Portfolio, among other information.
In considering the continuation of each of the Advisory Agreements, the Trustees reviewed and evaluated the information and factors they believed to reasonably be necessary and appropriate in light of legal advice furnished to them by independent legal counsel to the Independent Trustees and through the exercise of their own business judgment.  Although individual Trustees may have weighed certain factors or information differently and the Board did not consider any single factor or information controlling in reaching its decision, the factors that figured prominently in the Board’s consideration of the continuation of each of the Advisory Agreements with respect to each applicable Portfolio are summarized in more detail below and include, among other factors: (i) the nature, extent and quality of the services provided to the Portfolio by New York Life Investments and the Subadvisor(s), if applicable; (ii) the qualifications of the portfolio manager(s) of the Portfolio and the historical investment performance of the Portfolio, New York Life Investments and, if applicable, the Subadvisor(s); (iii) the costs of the services provided, and profits realized, by New York Life Investments and the Subadvisor(s), if applicable, with respect to their relationships with the Portfolio; (iv) the extent to which economies of scale have been realized or may be realized if the Portfolio grows and the extent to which any economies of scale have been shared, have benefited or may benefit the Portfolio’s

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shareholders; and (v) the reasonableness of the Portfolio’s management and, if applicable, subadvisory fees and total ordinary operating expenses.  Although the Board recognized that comparisons between each Portfolio’s fees and expenses and those of other funds are imprecise given different terms of agreements, variations in fund strategies and other factors, the Board considered the reasonableness of each Portfolio’s management fee and total ordinary operating expenses as compared to peer funds identified by ISS.  Throughout their considerations, the Trustees acknowledged the commitment of New York Life Investments and its affiliates to serve the New York Life Investments Group of Funds, as well as their capacity, experience, resources, financial stability and reputations.  The Trustees also acknowledged the entrepreneurial and other risks assumed by New York Life Investments in sponsoring and managing each Portfolio.  With respect to the Subadvisory Agreements, the Board took into account New York Life Investments’ recommendation to approve the continuation of each of the Subadvisory Agreements.
The Trustees noted that, throughout the year, the Trustees are afforded an opportunity to ask questions of, and request additional information or materials from, New York Life Investments and each Subadvisor.  The Board’s decision with respect to each of the Advisory Agreements may have also been based, in part, on the Board’s knowledge of New York Life Investments and each Subadvisor resulting from, among other things, the Board’s consideration of each of the Advisory Agreements in prior years, the advisory agreements for other funds in the New York Life Investments Group of Funds, the Board’s review throughout the year of the performance and operations of other funds in the New York Life Investments Group of Funds and each Trustee’s business judgment and industry experience.  In addition to considering the above-referenced factors, the Board observed that in the marketplace, notably under variable life insurance policies and variable annuity contracts for which each Portfolio serves as an investment option, there are a range of investment options available to investors and that each Portfolio’s shareholders, having had the opportunity to consider other investment options, have invested in the Portfolio.
The factors that figured prominently in the Board’s decision to approve the continuation of each of the Advisory Agreements during the Board’s December 3-4, 2024 meeting are summarized in more detail below.  The Board considered on a Portfolio-by-Portfolio basis the factors and information deemed relevant and appropriate by the Trustees to evaluate the continuation of each of the Advisory Agreements, and the Board’s decision was made separately with respect to each Portfolio.
Nature, Extent and Quality of Services Provided by New York Life Investments and the Subadvisors
The Board examined the nature, extent and quality of the services that New York Life Investments provides to each Portfolio.  The Board evaluated New York Life Investments’ experience and capabilities in serving as manager of each Portfolio and considered that each Portfolio with one or more Subadvisors operates in a “manager-of-managers” structure.  The Board also considered New York Life Investments’
responsibilities and services provided pursuant to this structure, including overseeing the services provided by each Subadvisor, evaluating the performance of each Subadvisor, making recommendations to the Board as to whether each Subadvisory Agreement should be renewed, modified or terminated and periodically reporting to the Board regarding the results of New York Life Investments’ evaluation and monitoring functions.  The Board noted that New York Life Investments manages other mutual funds, serves a variety of other investment advisory clients, including other pooled investment vehicles, and has experience overseeing mutual fund service providers, including subadvisors.  The Board considered the experience of senior personnel at New York Life Investments providing management and administrative and other non-advisory services to each Portfolio.  The Board observed that New York Life Investments devotes significant resources and time to providing management and administrative and other non-advisory services to each Portfolio, including, for Portfolios with one or more Subadvisors, New York Life Investments’ oversight and due diligence reviews of each Subadvisor and ongoing analysis of, and interactions with, each Subadvisor with respect to, among other things, the applicable Portfolio’s or Portfolios’ investment performance and risks as well as each Subadvisor’s investment capabilities and subadvisory services with respect to the applicable Portfolio(s).
The Board also considered the range of services that New York Life Investments provides to each Portfolio under the terms of the Management Agreement, including: (i) fund accounting and ongoing supervisory services provided by New York Life Investments’ Fund Administration and Accounting Group; (ii) investment supervisory and analytical services provided by New York Life Investments’ Investment Consulting Group; (iii) compliance services provided by the Trust’s Chief Compliance Officer as well as New York Life Investments’ compliance department; (iv) legal services provided by New York Life Investments’ Office of the General Counsel; and (v) risk management monitoring and analysis by compliance and investment personnel.  In addition, the Board considered New York Life Investments’ willingness to invest in personnel and other resources, such as cyber security, information security and business continuity planning, that may benefit each Portfolio and noted that New York Life Investments is responsible for compensating the Trust’s officers, except for a portion of the salary of the Trust’s Chief Compliance Officer.  The Board recognized that New York Life Investments provides certain other non-advisory services to each Portfolio and has over time provided an increasingly broad array of non-advisory services to the New York Life Investments Group of Funds as a result of regulatory and other developments.
The Board also examined the range, and the nature, extent and quality, of the investment advisory services that New York Life Investments and each Subadvisor provides to the applicable Portfolio(s) and considered the terms of each of the Advisory Agreements.  The Board evaluated New York Life Investments’ and each Subadvisor’s experience and performance in serving as investment adviser or subadvisor, respectively, to the applicable Portfolio(s) and advising other portfolios and New York Life Investments’ and each Subadvisor’s track record and experience in
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providing investment advisory services as well as the experience of investment advisory and other senior personnel at New York Life Investments and each Subadvisor.  The Board considered New York Life Investments’ and each Subadvisor’s overall resources, legal and compliance environment, capabilities, reputation, financial condition and history.  In addition to information provided in connection with quarterly meetings with the Trust’s Chief Compliance Officer, the Board considered information regarding the compliance policies and procedures of New York Life Investments and each Subadvisor.  The Board also considered New York Life Investments’ and each Subadvisor’s ability to recruit and retain qualified investment professionals and willingness to invest in personnel and other resources that may benefit the applicable Portfolio(s).  In this regard, the Board considered the qualifications and experience of each Portfolio’s portfolio manager(s), the number of accounts managed by the portfolio manager(s) and the method for compensating the portfolio manager(s).
Because the NYLI VP Conservative Allocation Portfolio, NYLI VP Moderate Allocation Portfolio, NYLI VP Growth Allocation Portfolio and NYLI VP Equity Allocation Portfolio (together, the “Allocation Portfolios”) invest substantially all their assets in other funds advised by New York Life Investments or its affiliates, the Board considered information from New York Life Investments regarding the investment rationale and process for the allocation among and selection of the underlying funds in which the Allocation Portfolios invest.
In addition, the Board considered information provided by New York Life Investments and each Subadvisor regarding their respective business continuity and disaster recovery plans.
Based on these considerations, among others, the Board concluded that each Portfolio would likely continue to benefit from the nature, extent and quality of these services.
Investment Performance
In evaluating each Portfolio’s investment performance, the Board considered investment performance results over various periods in light of each Portfolio’s investment objective and strategies.  The Board considered investment reports on, and analysis of, each Portfolio’s performance provided to the Board throughout the year, including each Portfolio’s investment performance compared to each Portfolio’s relevant benchmark(s).  With respect to each of the NYLI VP Hedge Multi-Strategy Portfolio and the NYLI VP S&P 500 Index Portfolio, the Board also considered information regarding the Portfolio’s tracking error relative to its benchmark(s). The Board also considered information provided by ISS showing the investment performance of each Portfolio as compared to peer funds.
The Board also took into account its discussions with senior management at New York Life Investments concerning each Portfolio’s investment performance over various periods as well as discussions between a representative(s) of each Subadvisor and the members of the Board’s Investment Committee, which generally occur on an annual basis. The
Board also took into account the following considerations with respect to certain Portfolios:
1. In considering the investment performance of the NYLI VP American Century Sustainable Equity Portfolio, the Board noted that the Portfolio underperformed its peer funds for the one-, five- and ten-year periods ended July 31, 2024, and performed favorably relative to its peer funds for the three-year period ended July 31, 2024.  The Board considered its discussions with representatives from New York Life Investments and American Century Investment Management, Inc. regarding the Portfolio’s investment performance.
2. In considering the investment performance of the NYLI VP Balanced Portfolio, the Board noted that the Portfolio underperformed its peer funds for the one-year period ended July 31, 2024, performed in line with its peer funds for the five- and ten-year periods ended July 31, 2024, and performed favorably relative to its peer funds for the three-year period ended July 31, 2024.  The Board considered its discussions with representatives from New York Life Investments, NYL Investors LLC and Wellington Management Company LLP regarding the Portfolio’s investment performance.
3. In considering the investment performance of the NYLI VP Bond Portfolio, the Board noted that the Portfolio underperformed its peer funds for the three- and five-year periods ended July 31, 2024, and performed in line with its peer funds for the one- and ten-year periods ended July 31, 2024.  The Board considered its discussions with representatives from New York Life Investments and NYL Investors LLC regarding the Portfolio’s investment performance.
4. In considering the investment performance of the NYLI VP Candriam Emerging Markets Equity Portfolio, the Board noted that the Portfolio underperformed its peer funds for the three-, five- and ten-year periods ended July 31, 2024, and performed in line with its peer funds for the one-year period ended July 31, 2024.  The Board considered its discussions with representatives from New York Life Investments and Candriam regarding the Portfolio’s investment performance.
5. In considering the investment performance of the NYLI VP CBRE Global Infrastructure Portfolio, the Board noted that the Portfolio underperformed its peer funds for the five-year period ended July 31, 2024, and performed in line with its peer funds for the one- and three-year periods ended July 31, 2024.  The Board considered its discussions with representatives from New York Life Investments and CBRE Investment Management Listed Real Assets LLC regarding the Portfolio’s investment performance.
6. In considering the investment performance of the NYLI VP Hedge Multi-Strategy Portfolio, the Board noted that the Portfolio underperformed its peer funds for the three-, five- and ten-year periods ended July 31, 2024, and performed in line with its peer funds for the one-year period ended July 31, 2024.  The Board considered its discussions with representatives from New York Life Investments regarding the Portfolio’s investment performance.
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7. In considering the investment performance of the NYLI VP MacKay U.S. Infrastructure Bond Portfolio, the Board noted that the Portfolio underperformed its peer funds for the one-, five- and ten-year periods ended July 31, 2024, and performed favorably relative to its peer funds for the three-year period ended July 31, 2024.  The Board considered its discussions with representatives from New York Life Investments and MacKay Shields LLC regarding the Portfolio’s investment performance.
8. In considering the investment performance of the NYLI VP PineStone International Equity Portfolio, the Board noted that the Portfolio underperformed its peer funds for the one-, three-, five- and ten-year periods ended July 31, 2024.  The Board considered its discussions with representatives from New York Life Investments and PineStone Asset Management Inc. regarding the Portfolio’s investment performance.
9. With respect to the NYLI VP Schroders Mid Cap Opportunities Portfolio, the Board considered its discussions with representatives from New York Life Investments regarding the Portfolio’s investment performance and the Board’s approval of a new subadvisory agreement between New York Life Investments and Schroder Investment Management North America Inc. with respect to the Portfolio and approval to reposition the Portfolio, effective August 12, 2024.
10. In considering the investment performance of the NYLI VP Wellington Small Cap Portfolio, the Board noted that the Portfolio underperformed its peer funds for the three- and five-year periods ended July 31, 2024, and performed favorably relative to its peer funds for the one-year period ended July 31, 2024.  The Board considered its discussions with representatives from New York Life Investments and Wellington Management Company LLP regarding the Portfolio’s investment performance.
Based on these considerations, among others, the Board concluded that its review of each Portfolio’s investment performance and related information supported a determination to approve the continuation of each of the Advisory Agreements.
Costs of the Services Provided, and Profits and Other Benefits Realized, by New York Life Investments and the Subadvisors
Portfolios with Affiliated Subadvisors
The Board considered the costs of the services provided under each of the Advisory Agreements.  The Board also considered the profitability of New York Life Investments and its affiliates, including each Affiliated Subadvisor, due to their relationships with the applicable Portfolio(s) as well as of New York Life Investments and its affiliates due to their relationships with the New York Life Investments Group of Funds.  Because each Affiliated Subadvisor is an affiliate of New York Life Investments whose subadvisory fee is paid by New York Life Investments, not the applicable Portfolio(s), the Board considered cost and profitability information for New York Life Investments and each Affiliated Subadvisor in the aggregate.
In addition, the Board acknowledged the difficulty in obtaining reliable comparative data about mutual fund managers’ profitability because such information generally is not publicly available and may be impacted by numerous factors, including the structure of a fund manager’s organization, the types of funds it manages, the methodology used to allocate certain fixed costs to specific funds and the manager’s capital structure and costs of capital.
In evaluating the costs of the services provided by New York Life Investments and each Affiliated Subadvisor, and profitability of New York Life Investments and its affiliates, including each Affiliated Subadvisor, due to their relationships with the applicable Portfolio(s), the Board considered, among other factors, New York Life Investments’ and its affiliates’, including each Affiliated Subadvisor’s, continuing investments in, or willingness to invest in, personnel and other resources that may support and further enhance the management of such Portfolio(s), and that New York Life Investments is responsible for paying the subadvisory fee for such Portfolio(s).  The Board also considered the financial resources of New York Life Investments and each Affiliated Subadvisor and acknowledged that New York Life Investments and each Affiliated Subadvisor must be in a position to recruit and retain experienced professional personnel and to maintain a strong financial position for New York Life Investments and each Affiliated Subadvisor to continue to provide high-quality services to the applicable Portfolio(s).  The Board recognized that each Portfolio benefits from the allocation of certain fixed costs among the funds in the New York Life Investments Group of Funds, among other expected benefits resulting from its relationship with New York Life Investments.
The Board considered information regarding New York Life Investments’ methodology for calculating profitability and allocating costs provided by New York Life Investments in connection with the fund profitability analysis presented to the Board.  The Board concluded that New York Life Investments’ methods for allocating costs and procedures for estimating overall profitability of the relationship with the funds in the New York Life Investments Group of Funds were reasonable.  The Board recognized the difficulty in calculating and evaluating a manager’s profitability with respect to each Portfolio and considered that other profitability methodologies may also be reasonable.
The Board also considered certain fall-out benefits that may be realized by New York Life Investments and its affiliates, including each Affiliated Subadvisor, due to their relationships with the applicable Portfolio(s), including reputational and other indirect benefits.  The Board recognized, for example, the benefits to certain Affiliated Subadvisors from legally permitted “soft-dollar” arrangements by which brokers provide research and other services to each such Affiliated Subadvisor in exchange for commissions paid by the applicable Portfolio(s) with respect to trades in such Portfolio(s)’s portfolio securities.  In addition, except with respect to the NYLI VP U.S. Government Money Market Portfolio, the Board considered its review of the management agreement for a money market fund advised by New York Life Investments and an Affiliated Subadvisor that serves as an investment option for each Portfolio, including the potential rationale for and costs associated with investments in this money market fund by each Portfolio, if any, and considered information from New York Life Investments that the nature and type of specific
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investment advisory services provided to this money market fund are distinct from, or in addition to, the investment advisory services provided to each Portfolio.  In addition, the Board considered the potential dividend received tax deduction for insurance company affiliates of New York Life Investments from each Portfolio’s securities lending activity.
The Board noted that each Portfolio serves as an investment option primarily under variable contracts issued by affiliates of New York Life Investments that would receive fees under those contracts.  The Board observed that, in addition to fees earned by New York Life Investments under the Management Agreement for managing each Portfolio, New York Life Investments’ affiliates also earn revenues from serving each Portfolio in various other capacities, including as each Portfolio’s distributor, and insurance companies affiliated with New York Life Investments would be entitled to receive fees from each applicable Portfolio under a distribution and service plan adopted pursuant to Rule 12b-1 under the 1940 Act.  The Board considered information about these other revenues in the context of the profitability of the relationship with each Portfolio to New York Life Investments and its affiliates.  The Board noted that, although it assessed the overall profitability of the relationship with each Portfolio to New York Life Investments and its affiliates as part of the contract review process, when considering the reasonableness of the fee paid to New York Life Investments under the Management Agreement, the Board considered the profitability of New York Life Investments’ relationship with each Portfolio on a pre-tax basis and without regard to distribution expenses incurred by New York Life Investments from its own resources.
After evaluating the information deemed relevant by the Trustees, the Board concluded that any profits realized by New York Life Investments and its affiliates, including each Affiliated Subadvisor, due to their relationships with the applicable Portfolio(s) were not excessive and other expected benefits that may accrue to New York Life Investments and its affiliates, including each Affiliated Subadvisor, are reasonable.
Portfolios with one or more Unaffiliated Subadvisors (except for the NYLI VP Dimensional U.S. Equity Portfolio and NYLI VP Schroders Mid Cap Opportunities Portfolio)
The Board considered the costs of the services provided under each of the Advisory Agreements.  The Board also considered the profitability of New York Life Investments and its affiliates and each Unaffiliated Subadvisor due to their relationships with the applicable Portfolio(s) as well as of New York Life Investments and its affiliates due to their relationships with the New York Life Investments Group of Funds.  With respect to the profitability of each Unaffiliated Subadvisor’s relationship with the applicable Portfolio(s), the Board considered information from New York Life Investments that each Unaffiliated Subadvisor’s subadvisory fee reflected an arm’s-length negotiation and that this fee is paid by New York Life Investments, not the applicable Portfolio(s), and the relevance of each Unaffiliated Subadvisor’s profitability was considered by the Trustees in that context.  On this basis, the Board primarily considered the costs and profitability for New York Life Investments and its affiliates with respect to the applicable Portfolio(s).
In addition, the Board acknowledged the difficulty in obtaining reliable comparative data about mutual fund managers’ profitability because such information generally is not publicly available and may be impacted by numerous factors, including the structure of a fund manager’s organization, the types of funds it manages, the methodology used to allocate certain fixed costs to specific funds and the manager’s capital structure and costs of capital.
In evaluating the costs of the services provided by New York Life Investments and each Unaffiliated Subadvisor, and profitability of New York Life Investments and its affiliates and each Unaffiliated Subadvisor due to their relationships with the applicable Portfolio(s), the Board considered, among other factors, New York Life Investments’ and its affiliates’ and each Unaffiliated Subadvisor’s continuing investments in, or willingness to invest in, personnel and other resources that may support and further enhance the management of such Portfolio(s), and that New York Life Investments is responsible for paying the subadvisory fee for such Portfolio(s).  The Board also considered the financial resources of New York Life Investments and each Unaffiliated Subadvisor and acknowledged that New York Life Investments and each Unaffiliated Subadvisor must be in a position to recruit and retain experienced professional personnel and to maintain a strong financial position for New York Life Investments and the Unaffiliated Subadvisor to continue to provide high-quality services to the applicable Portfolio(s).  The Board recognized that each Portfolio benefits from the allocation of certain fixed costs among the funds in the New York Life Investments Group of Funds, among other expected benefits resulting from its relationship with New York Life Investments.
The Board considered information regarding New York Life Investments’ methodology for calculating profitability and allocating costs provided by New York Life Investments in connection with the fund profitability analysis presented to the Board.  The Board concluded that New York Life Investments’ methods for allocating costs and procedures for estimating overall profitability of the relationship with the funds in the New York Life Investments Group of Funds were reasonable.  The Board recognized the difficulty in calculating and evaluating a manager’s profitability with respect to each Portfolio and considered that other profitability methodologies may also be reasonable.
The Board also considered certain fall-out benefits that may be realized by New York Life Investments and its affiliates and each Unaffiliated Subadvisor and its affiliates due to their relationships with the applicable Portfolio(s), including reputational and other indirect benefits.  The Board recognized, for example, the benefits to certain Unaffiliated Subadvisors from legally permitted “soft-dollar” arrangements by which brokers provide research and other services to each such Unaffiliated Subadvisor in exchange for commissions paid by the applicable Portfolio(s) with respect to trades in such Portfolio(s)’s portfolio securities.  In this regard, the Board also requested and considered information from New York Life Investments concerning other material business relationships between each Unaffiliated Subadvisor and its affiliates and New York Life Investments and its affiliates. The Board further considered the existence of a strategic partnership between New York Life Investments and each of
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CBRE Investment Management Listed Real Assets LLC, Epoch Investment Partners, Inc., PineStone Asset Management Inc., Wellington Management Company LLP and Winslow Capital Management, LLC that relates to certain current and future products and represents a potential conflict of interest associated with New York Life Investments’ recommendation to approve the continuation of the applicable Subadvisory Agreements. In addition, the Board considered its review of the management agreement for a money market fund advised by New York Life Investments and an Affiliated Subadvisor that serves as an investment option for each Portfolio, including the potential rationale for and costs associated with investments in this money market fund by each Portfolio, if any, and considered information from New York Life Investments that the nature and type of specific investment advisory services provided to this money market fund are distinct from, or in addition to, the investment advisory services provided to each Portfolio.  In addition, the Board considered the potential dividend received tax deduction for insurance company affiliates of New York Life Investments from each Portfolio’s securities lending activity.
The Board noted that each Portfolio serves as an investment option primarily under variable contracts issued by affiliates of New York Life Investments that would receive fees under those contracts.  The Board observed that, in addition to fees earned by New York Life Investments under the Management Agreement for managing each Portfolio, New York Life Investments’ affiliates also earn revenues from serving each Portfolio in various other capacities, including as each Portfolio’s distributor, and insurance companies affiliated with New York Life Investments would be entitled to receive fees from each Portfolio under a distribution and service plan adopted pursuant to Rule 12b-1 under the 1940 Act.  The Board considered information about these other revenues in the context of the profitability of the relationship with each Portfolio to New York Life Investments and its affiliates.  The Board noted that, although it assessed the overall profitability of the relationship with each Portfolio to New York Life Investments and its affiliates as part of the contract review process, when considering the reasonableness of the fee paid to New York Life Investments under the Management Agreement, the Board considered the profitability of New York Life Investments’ relationship with each Portfolio on a pre-tax basis and without regard to distribution expenses incurred by New York Life Investments from its own resources.
After evaluating the information deemed relevant by the Trustees, the Board concluded that any profits realized by New York Life Investments and its affiliates due to their relationships with the applicable Portfolio(s) were not excessive, other expected benefits that may accrue to New York Life Investments and its affiliates are reasonable and other expected benefits that may accrue to each Unaffiliated Subadvisor and its affiliates are consistent with those expected for a subadvisor to a mutual fund.  With respect to each Unaffiliated Subadvisor, the Board considered that any profits realized by such Unaffiliated Subadvisor due to its relationship with the applicable Portfolio(s) are the result of arm’s-length negotiations between New York Life Investments and such Unaffiliated Subadvisor, acknowledging that any such profits are based on the subadvisory fee paid to such Unaffiliated Subadvisor by New York Life Investments, not the applicable Portfolio(s).
Allocation Portfolios, NYLI VP Dimensional U.S. Equity Portfolio, NYLI VP Hedge Multi-Strategy Portfolio, NYLI VP Schroders Mid Cap Opportunities Portfolio and NYLI VP S&P 500 Index Portfolio
The Board considered the costs of the services provided under the Management Agreement.  The Board also considered the profitability of New York Life Investments and its affiliates due to their relationships with each Portfolio as well as of New York Life Investments and its affiliates due to their relationships with the New York Life Investments Group of Funds.
In addition, the Board acknowledged the difficulty in obtaining reliable comparative data about mutual fund managers’ profitability because such information generally is not publicly available and may be impacted by numerous factors, including the structure of a fund manager’s organization, the types of funds it manages, the methodology used to allocate certain fixed costs to specific funds and the manager’s capital structure and costs of capital.
In evaluating the costs of the services provided by New York Life Investments, and profitability of New York Life Investments and its affiliates due to their relationships with each Portfolio, the Board considered, among other factors, New York Life Investments’ and its affiliates’ continuing investments in, or willingness to invest in, personnel and other resources that may support and further enhance the management of each Portfolio.  The Board also considered the financial resources of New York Life Investments and acknowledged that New York Life Investments must be in a position to recruit and retain experienced professional personnel and to maintain a strong financial position for New York Life Investments to continue to provide high-quality services to each Portfolio.  The Board recognized that each Portfolio benefits from the allocation of certain fixed costs among the funds in the New York Life Investments Group of Funds, among other expected benefits resulting from its relationship with New York Life Investments.
The Board considered information regarding New York Life Investments’ methodology for calculating profitability and allocating costs provided by New York Life Investments in connection with the fund profitability analysis presented to the Board.  The Board concluded that New York Life Investments’ methods for allocating costs and procedures for estimating overall profitability of the relationship with the funds in the New York Life Investments Group of Funds were reasonable.  The Board recognized the difficulty in calculating and evaluating a manager’s profitability with respect to each Portfolio and considered that other profitability methodologies may also be reasonable.
The Board also considered certain fall-out benefits that may be realized by New York Life Investments and its affiliates due to their relationships with each Portfolio, including reputational and other indirect benefits.  In addition, the Board considered its review of the management agreement for a money market fund advised by New York Life Investments and an Affiliated Subadvisor that serves as an investment option for each
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Portfolio, including the potential rationale for and costs associated with investments in this money market fund by each Portfolio, if any, and considered information from New York Life Investments that the nature and type of specific investment advisory services provided to this money market fund are distinct from, or in addition to, the investment advisory services provided to each Portfolio.  In addition, the Board considered the potential dividend received tax deduction for insurance company affiliates of New York Life Investments from each Portfolio’s securities lending activity.
The Board noted that each Portfolio serves as an investment option primarily under variable contracts issued by affiliates of New York Life Investments that would receive fees under those contracts.  The Board observed that, in addition to fees earned by New York Life Investments under the Management Agreement for managing each Portfolio, New York Life Investments’ affiliates also earn revenues from serving each Portfolio in various other capacities, including as each Portfolio’s distributor, and insurance companies affiliated with New York Life Investments would be entitled to receive fees from each Portfolio under a distribution and service plan adopted pursuant to Rule 12b-1 under the 1940 Act.  The Board considered information about these other revenues in the context of the profitability of the relationship with each Portfolio to New York Life Investments and its affiliates.  The Board noted that, although it assessed the overall profitability of the relationship with each Portfolio to New York Life Investments and its affiliates as part of the contract review process, when considering the reasonableness of the fee paid to New York Life Investments under the Management Agreement, the Board considered the profitability of New York Life Investments’ relationship with each Portfolio on a pre-tax basis and without regard to distribution expenses incurred by New York Life Investments from its own resources.
The Board noted that the Allocation Portfolios do not pay a management fee for the allocation and other management services provided by New York Life Investments under the Management Agreement but that shareholders of the Allocation Portfolios indirectly pay their pro rata share of the fees and expenses of the underlying funds in which the Allocation Portfolios invest.  The Board considered that the Allocation Portfolios’ investments in underlying funds managed by New York Life Investments or its affiliates indirectly benefit New York Life Investments or its affiliates.  The Board noted that it considers the profits realized by New York Life Investments and its affiliates with respect to the underlying New York Life Investments Funds as part of the annual contract review process for those funds.
After evaluating the information deemed relevant by the Trustees, the Board concluded that any profits realized by New York Life Investments and its affiliates due to their relationships with each Portfolio were not excessive.
Management and Subadvisory Fees and Total Ordinary Operating Expenses
The Board evaluated the reasonableness of the fee paid under each of the Advisory Agreements and each Portfolio’s total ordinary operating expenses.  With respect to the management fee and subadvisory fee for each Portfolio with one of more Subadvisors, the Board primarily considered the reasonableness of the management fee paid by the Portfolio to New York Life Investments because the subadvisory fee paid to each Subadvisor is paid by New York Life Investments, not the Portfolio.  The Board also considered the reasonableness of the subadvisory fee paid by New York Life Investments and the amount of the management fee retained by New York Life Investments with respect to each Portfolio with one or more Subadvisors.
In assessing the reasonableness of each Portfolio’s fees and expenses, the Board primarily considered comparative data provided by ISS on the fees and expenses of similar mutual funds managed by other investment advisers.  The Board considered New York Life Investments’ process for monitoring and addressing potential conflicts of interest in the selection of underlying funds.  In addition, the Board considered information provided by New York Life Investments and each Subadvisor on fees charged to other investment advisory clients, including institutional separate accounts and/or other funds, that follow investment strategies similar to those of the applicable Portfolio(s), if any.  The Board considered the contractual management fee schedule for each Portfolio as compared to those for such other investment advisory clients, taking into account the rationale for differences in fee schedules.  The Board also took into account information provided by New York Life Investments about the more extensive scope of services provided to registered investment companies, such as each Portfolio, as compared with other investment advisory clients.  Additionally, the Board considered the impact of contractual breakpoints, voluntary waivers and/or expense limitation arrangements, as applicable, on each Portfolio’s net management fee and expenses.  The Board also considered that in proposing fees for each Portfolio, New York Life Investments considers the competitive marketplace for mutual funds.
The Board also took into account the following considerations with respect to certain Portfolios:
1. With respect to the NYLI VP CBRE Global Infrastructure Portfolio, the Board considered its discussions with representatives from New York Life Investments regarding the total net expenses paid by the Portfolio.
2. With respect to the NYLI VP Winslow Large Cap Growth Portfolio, the Board considered its discussions with representatives from New York Life Investments regarding the management fee paid by the Portfolio.
3. With respect to the NYLI VP Hedge Multi-Strategy Portfolio, the Board considered its discussions with representatives from New York Life Investments regarding the management fee paid by the Portfolio.
Because the Allocation Portfolios do not pay a management fee to New York Life Investments, the Board considered the reasonableness of fees and expenses the Allocation Portfolios indirectly pay by investing in underlying funds that charge a management fee.  Additionally, because the Allocation Portfolios invest substantially all their assets in other funds advised by New York Life Investments or its affiliates, the Board also considered information provided by New York Life Investments regarding the fees and expenses associated with the Allocation Portfolios’
44

investments in other funds, including New York Life Investments’ finding that the applicable Allocation Portfolio’s fees and expenses do not duplicate the fees and expenses of the corresponding acquired fund (when required by Rule 12d1-4 under the 1940 Act).   Because the NYLI VP Hedge Multi-Strategy Portfolio invests primarily in ETFs, the Board also considered information provided by New York Life Investments regarding the fees and expenses associated with the Portfolio’s investments in ETFs, including New York Life Investments’ finding that the Portfolio’s fees and expenses do not duplicate the fees and expenses of the corresponding acquired ETF (when required by Rule 12d1-4 under the 1940 Act).
Additionally, with respect to the NYLI VP MacKay Convertible Portfolio, the Board noted that NYLIM Service Company LLC, an affiliate of New York Life Investments, serves as the transfer agent and dividend disbursing agent for the Service Class and Service 2 Class Shares of the Portfolio but that the Service Class and Service 2 Class Shares do not incur any fees for these services.
The Board further noted that, in certain prior years, New York Life Investments had provided support to the NYLI VP Government U.S. Money Market Portfolio in the form of voluntary waivers and/or reimbursements of fees and expenses in order to maintain a positive yield.
Based on the factors outlined above, among other considerations, the Board concluded that each Portfolio’s management fee and total ordinary operating expenses are within a range that is competitive and support a conclusion that these fees and expenses are reasonable.
Economies of Scale
The Board considered information regarding economies of scale, including whether economies of scale may exist with respect to each Portfolio and whether each Portfolio’s management fee and expense structure permits economies of scale, if any, to be appropriately shared with each Portfolio’s shareholders.  The Board also considered a report from New York Life Investments, previously prepared at the request of the Board, that addressed economies of scale, including with respect to the mutual fund business generally, and the various ways in which the benefits of economies of scale may be shared with the funds in the New York Life Investments Group of Funds.  Although the Board recognized the difficulty of determining economies of scale with precision, the Board acknowledged that economies of scale may be shared with each Portfolio in a number of ways, including, for example, through the imposition of fee breakpoints, initially setting management fee rates at scale or making additional investments to enhance the services provided to each Portfolio.  The Board reviewed information from New York Life Investments showing how each Portfolio’s management fee schedule compared to fee schedules of other funds and accounts managed by New York Life Investments.  The Board also reviewed information from ISS showing how each Portfolio’s management fee schedule compared with fees paid for similar services by peer funds at varying asset levels.  The Board noted that the Allocation Portfolios do not pay a management fee and that the Board separately considers economies of scale as part of its review of the management agreements of underlying New York Life Investments Funds in which the Allocation Portfolios invest and the benefit of any breakpoints in the management fee schedules for the underlying New York Life Investments Funds would pass through to shareholders of the Allocation Portfolios at the specified levels of underlying New York Life Investments Fund assets.
Based on this information, the Board concluded that economies of scale, if any, are appropriately shared for the benefit of each Portfolio’s shareholders through the Portfolio’s management fee and expense structure and other methods to share benefits from economies of scale.
Conclusion
On the basis of the information and factors summarized above, among other information and factors deemed relevant by the Trustees, and the evaluation thereof on a Portfolio-by-Portfolio basis, the Board, including the Independent Trustees voting separately, unanimously voted to approve the continuation of each of the Advisory Agreements for each applicable Portfolio.
1    Candriam, MacKay Shields LLC and NYL Investors LLC are referred to herein as the “Affiliated Subadvisors.” American Century Investment Management, Inc., Brown Advisory LLC, CBRE Investment Management Listed Real Assets LLC, Epoch Investment Partners, Inc., FIAM LLC, Janus Henderson Investors US LLC, Newton Investment Management North America, LLC, Pacific Investment Management Company LLC, PineStone Asset Management Inc., Segall Bryant & Hamill, LLC, Wellington Management Company LLP and Winslow Capital Management, LLC are referred to herein as the “Unaffiliated Subadvisors.”
“New York Life Investments” is both a service mark, and the common trade name, of certain investment advisors affiliated with New York Life Insurance Company. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
45

NYLI VP MacKay Convertible Portfolio
(formerly known as MainStay VP MacKay Convertible Portfolio)

Annual Report - Financial Statements and Other Information
December 31, 2024

Portfolio of Investments December 31, 2024†^
	Principal Amount	Value
Long-Term Bond 0.0% ‡
Corporate Bond 0.0% ‡
Hotels, Restaurants & Leisure 0.0% ‡
NCL Corp. Ltd.
5.375%, due 8/1/25	$ 4,000	$ 5,708
Total Long-Term Bond (Cost $4,320)		5,708

Convertible Securities 96.3%
Convertible Bonds 88.7%
Automobile Components 1.5%
Patrick Industries, Inc.
1.75%, due 12/1/28	17,313,000	23,619,496
Automobiles 2.1%
Ford Motor Co.
(zero coupon), due 3/15/26	26,643,000	25,870,353
Rivian Automotive, Inc.
4.625%, due 3/15/29	8,137,000	8,221,424
		34,091,777
Beverages 1.2%
MGP Ingredients, Inc.
1.875%, due 11/15/41	20,955,000	19,489,198
Biotechnology 7.8%
Alnylam Pharmaceuticals, Inc.
1.00%, due 9/15/27	5,744,000	6,120,021
BioMarin Pharmaceutical, Inc.
1.25%, due 5/15/27 (a)	23,633,000	22,020,048
Bridgebio Pharma, Inc.
2.25%, due 2/1/29	13,325,000	11,432,850
Exact Sciences Corp.
1.75%, due 4/15/31 (b)	33,449,000	31,234,676
Halozyme Therapeutics, Inc.
1.00%, due 8/15/28	18,801,000	20,322,276
Ionis Pharmaceuticals, Inc.
1.75%, due 6/15/28	15,349,000	15,144,017
Mirum Pharmaceuticals, Inc.
4.00%, due 5/1/29	12,041,000	18,377,576
		124,651,464
Broadline Retail 1.0%
Etsy, Inc.
0.125%, due 10/1/26	17,222,000	16,720,653
	Principal Amount	Value

Commercial Services & Supplies 2.2%
Tetra Tech, Inc.
2.25%, due 8/15/28	$ 30,569,000	$ 35,984,875
Communications Equipment 0.9%
Lumentum Holdings, Inc.
0.50%, due 6/15/28	14,515,000	14,072,293
Consumer Finance 0.4%
Upstart Holdings, Inc.
1.00%, due 11/15/30 (b)	6,305,000	6,040,190
Consumer Staples Distribution & Retail 1.4%
Chefs' Warehouse, Inc. (The)
2.375%, due 12/15/28	17,361,000	22,369,649
Electric Utilities 3.9%
NRG Energy, Inc.
2.75%, due 6/1/48	14,817,000	32,545,540
PG&E Corp.
4.25%, due 12/1/27	28,204,000	30,728,258
		63,273,798
Electrical Equipment 0.2%
Array Technologies, Inc.
1.00%, due 12/1/28	5,114,000	3,739,613
Electronic Equipment, Instruments & Components 2.2%
Advanced Energy Industries, Inc.
2.50%, due 9/15/28	19,979,000	21,857,026
OSI Systems, Inc.
2.25%, due 8/1/29 (a)(b)	12,410,000	13,426,379
		35,283,405
Energy Equipment & Services 0.8%
Oil States International, Inc.
4.75%, due 4/1/26	13,362,000	13,068,036
Entertainment 3.0%
Liberty Media Corp.-Liberty Formula One
2.25%, due 8/15/27	14,461,000	17,712,917
Live Nation Entertainment, Inc.
2.875%, due 1/15/30 (b)	14,525,000	14,655,725
Sirius XM Holdings, Inc.
3.75%, due 3/15/28	14,595,000	15,120,420
		47,489,062

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
3

Portfolio of Investments December 31, 2024†^ (continued)
	Principal Amount	Value
Convertible Bonds (continued)
Financial Services 3.3%
Affirm Holdings, Inc.
0.75%, due 12/15/29 (b)	$ 6,080,000	$ 5,859,398
Euronet Worldwide, Inc.
0.75%, due 3/15/49	11,685,000	11,609,047
Global Payments, Inc.
1.50%, due 3/1/31 (b)	13,765,000	13,544,760
Shift4 Payments, Inc.
0.50%, due 8/1/27	19,960,000	21,556,800
		52,570,005
Food Products 2.0%
Post Holdings, Inc.
2.50%, due 8/15/27	27,478,000	32,259,172
Ground Transportation 1.3%
Uber Technologies, Inc.
Series 2028
0.875%, due 12/1/28	18,821,000	20,797,205
Health Care Equipment & Supplies 11.0%
CONMED Corp.
2.25%, due 6/15/27	24,108,000	22,432,494
DexCom, Inc.
0.25%, due 11/15/25	16,942,000	16,369,482
Envista Holdings Corp.
1.75%, due 8/15/28	14,683,000	13,189,005
Haemonetics Corp.
(zero coupon), due 3/1/26	9,354,000	8,851,690
Integer Holdings Corp.
2.125%, due 2/15/28	18,837,000	30,195,711
iRhythm Technologies, Inc.
1.50%, due 9/1/29 (b)	4,061,000	3,943,231
Lantheus Holdings, Inc.
2.625%, due 12/15/27	25,213,000	33,653,052
Merit Medical Systems, Inc.
3.00%, due 2/1/29 (b)	25,905,000	32,746,115
TransMedics Group, Inc.
1.50%, due 6/1/28	14,862,000	15,383,977
		176,764,757
Health Care REITs 1.4%
Welltower OP LLC
3.125%, due 7/15/29 (b)	19,279,000	21,939,502
	Principal Amount	Value

Health Care Technology 0.7%
Teladoc Health, Inc.
1.25%, due 6/1/27 (a)	$ 12,551,000	$ 11,019,778
Hotel & Resort REITs 0.8%
Summit Hotel Properties, Inc.
1.50%, due 2/15/26	13,238,000	12,854,098
Hotels, Restaurants & Leisure 7.2%
Booking Holdings, Inc.
0.75%, due 5/1/25	11,000,000	29,066,820
Carnival Corp.
5.75%, due 12/1/27	14,392,000	29,019,669
Cheesecake Factory, Inc. (The)
0.375%, due 6/15/26	9,488,000	9,364,656
Expedia Group, Inc.
(zero coupon), due 2/15/26	2,758,000	2,749,775
Marriott Vacations Worldwide Corp.
(zero coupon), due 1/15/26	3,060,000	2,924,136
NCL Corp. Ltd.
1.125%, due 2/15/27	23,229,000	24,143,642
Royal Caribbean Cruises Ltd.
6.00%, due 8/15/25	3,850,000	17,850,044
		115,118,742
Household Durables 0.9%
Meritage Homes Corp.
1.75%, due 5/15/28 (b)	15,293,000	15,063,605
Household Products 0.5%
Spectrum Brands, Inc.
3.375%, due 6/1/29 (b)	8,174,000	8,021,146
Interactive Media & Services 1.2%
Match Group Financeco 2, Inc.
0.875%, due 6/15/26 (b)	13,160,000	12,403,300
Snap, Inc.
0.50%, due 5/1/30 (b)	5,295,000	4,503,397
Ziff Davis, Inc.
1.75%, due 11/1/26	3,285,000	3,085,966
		19,992,663
IT Services 2.3%
Akamai Technologies, Inc.
0.375%, due 9/1/27	19,295,000	19,416,547
Okta, Inc.
0.125%, due 9/1/25	7,194,000	6,956,643

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
4	NYLI VP MacKay Convertible Portfolio

	Principal Amount	Value
Convertible Bonds (continued)
IT Services (continued)
Snowflake, Inc.
(zero coupon), due 10/1/27 (b)	$ 9,020,000	$ 10,647,958
		37,021,148
Machinery 0.7%
Greenbrier Cos., Inc. (The)
2.875%, due 4/15/28	9,472,000	11,501,376
Media 0.6%
Liberty Broadband Corp.
3.125%, due 3/31/53 (b)	9,771,000	9,629,321
Oil, Gas & Consumable Fuels 3.1%
Kosmos Energy Ltd.
3.125%, due 3/15/30 (b)	16,764,000	14,437,995
Northern Oil & Gas, Inc.
3.625%, due 4/15/29	13,890,000	16,310,332
Permian Resources Operating LLC
3.25%, due 4/1/28	7,534,000	18,990,487
		49,738,814
Passenger Airlines 2.4%
American Airlines Group, Inc.
6.50%, due 7/1/25	6,895,000	8,072,104
Southwest Airlines Co.
1.25%, due 5/1/25	29,005,000	29,882,401
		37,954,505
Pharmaceuticals 1.9%
Amphastar Pharmaceuticals, Inc.
2.00%, due 3/15/29	18,758,000	17,549,985
Jazz Investments I Ltd.
2.00%, due 6/15/26	12,830,000	13,051,318
Pacira BioSciences, Inc.
0.75%, due 8/1/25	1,000	971
		30,602,274
Professional Services 0.3%
Parsons Corp.
2.625%, due 3/1/29 (b)	4,035,000	4,743,143
Semiconductors & Semiconductor Equipment 3.7%
Enphase Energy, Inc.
(zero coupon), due 3/1/26	16,664,000	15,593,338
Impinj, Inc.
1.125%, due 5/15/27	4,870,000	6,926,368
	Principal Amount	Value

Semiconductors & Semiconductor Equipment (continued)
MKS Instruments, Inc.
1.25%, due 6/1/30 (b)	$ 9,765,000	$ 9,501,345
ON Semiconductor Corp.
0.50%, due 3/1/29	24,345,000	23,012,111
Synaptics, Inc.
0.75%, due 12/1/31 (b)	4,850,000	4,900,223
		59,933,385
Software 12.1%
Bentley Systems, Inc.
0.125%, due 1/15/26	3,445,000	3,358,875
BILL Holdings, Inc.
(zero coupon), due 4/1/30 (b)	7,260,000	7,191,030
Datadog, Inc.
0.125%, due 6/15/25	10,168,000	15,790,904
Dropbox, Inc.
(zero coupon), due 3/1/28	12,063,000	12,372,114
Five9, Inc.
1.00%, due 3/15/29 (b)	6,540,000	5,894,175
Guidewire Software, Inc.
1.25%, due 11/1/29 (b)	12,490,000	12,246,445
Nice Ltd.
(zero coupon), due 9/15/25	31,231,000	30,043,475
Nutanix, Inc.
0.25%, due 10/1/27	18,104,000	21,960,152
Palo Alto Networks, Inc.
0.375%, due 6/1/25	6,470,000	23,696,375
Progress Software Corp.
3.50%, due 3/1/30 (b)	4,025,000	4,739,955
Q2 Holdings, Inc.
0.75%, due 6/1/26	2,800,000	3,463,320
Rapid7, Inc.
1.25%, due 3/15/29	6,375,000	6,060,394
Tyler Technologies, Inc.
0.25%, due 3/15/26	15,238,000	18,460,837
Vertex, Inc.
0.75%, due 5/1/29 (b)	5,627,000	8,924,540
Workiva, Inc.
1.25%, due 8/15/28	8,290,000	8,806,052
Zscaler, Inc.
0.125%, due 7/1/25	9,088,000	11,319,104
		194,327,747
Specialty Retail 0.9%
Burlington Stores, Inc.
1.25%, due 12/15/27	10,100,000	15,160,100
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
5

Portfolio of Investments December 31, 2024†^ (continued)
	Principal Amount	Value
Convertible Bonds (continued)
Technology Hardware, Storage & Peripherals 1.8%
Seagate HDD Cayman
3.50%, due 6/1/28	$ 15,180,000	$ 18,299,490
Western Digital Corp.
3.00%, due 11/15/28	7,380,000	9,815,400
		28,114,890
Total Convertible Bonds (Cost $1,327,180,793)		1,425,020,885

	Shares

Convertible Preferred Stocks 7.6%
Aerospace & Defense 0.9%
Boeing Co. (The)
6.00%	249,400	15,185,966
Banks 1.8%
Bank of America Corp.
Series L
7.25% (c)	11,636	14,187,193
Wells Fargo & Co.
Series L
7.50% (a)(c)	12,264	14,647,018
		28,834,211
Capital Markets 0.7%
Ares Management Corp.
Series B
6.75%	199,650	10,988,736
Electric Utilities 1.2%
NextEra Energy, Inc.
6.926%	480,000	19,641,600
Financial Services 1.7%
Apollo Global Management, Inc.
6.75%	308,350	26,798,698
Machinery 0.8%
Chart Industries, Inc.
Series B
6.75%	172,700	12,171,896
	Shares	Value

Technology Hardware, Storage & Peripherals 0.5%
Hewlett Packard Enterprise Co.
7.625%	124,800	$ 7,826,208
Total Convertible Preferred Stocks (Cost $107,243,511)		121,447,315
Total Convertible Securities (Cost $1,434,424,304)		1,546,468,200
Common Stocks 1.1%
Life Sciences Tools & Services 0.6%
Danaher Corp.	40,239	9,236,862
Real Estate Management & Development 0.5%
Zillow Group, Inc. Class C (d)	113,554	8,408,674
Total Common Stocks (Cost $18,812,120)		17,645,536
Short-Term Investments 3.1%
Affiliated Investment Company 2.3%
NYLI U.S. Government Liquidity Fund, 4.309% (e)	37,190,417	37,190,417
Unaffiliated Investment Companies 0.8%
BlackRock Liquidity FedFund, 4.455% (e)(f)	1,000,000	1,000,000
Invesco Government & Agency Portfolio, 4.478% (e)(f)	12,139,375	12,139,375
		13,139,375
Total Short-Term Investments (Cost $50,329,792)		50,329,792
Total Investments (Cost $1,503,570,536)	100.5%	1,614,449,236
Other Assets, Less Liabilities	(0.5)	(8,669,319)
Net Assets	100.0%	$ 1,605,779,917

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
6	NYLI VP MacKay Convertible Portfolio

†	Percentages indicated are based on Portfolio net assets.
^	Industry classifications may be different than those used for compliance monitoring purposes.
‡	Less than one-tenth of a percent.

(a)	All or a portion of this security was held on loan. As of December 31, 2024, the aggregate market value of securities on loan was $12,900,492. The Portfolio received cash collateral with a value of $13,139,375. (See Note 2(G))
(b)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(c)	Security is perpetual and, thus, does not have a predetermined maturity date. The date shown, if applicable, reflects the next call date.
(d)	Non-income producing security.
(e)	Current yield as of December 31, 2024.
(f)	Represents a security purchased with cash collateral received for securities on loan.
Investments in Affiliates (in 000's)
Investments in issuers considered to be affiliate(s) of the Portfolio during the year ended December 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Investment Companies	Value, Beginning of Year	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Year	Dividend Income	Other Distributions	Shares End of Year
NYLI U.S. Government Liquidity Fund	$ 133,029	$ 519,621	$ (615,460)	$ —	$ —	$ 37,190	$ 4,942	$ —	37,190
Abbreviation(s):
REIT—Real Estate Investment Trust
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
7

Portfolio of Investments December 31, 2024†^ (continued)
The following is a summary of the fair valuations according to the inputs used as of December 31, 2024, for valuing the Portfolio’s assets:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Long-Term Bond
Corporate Bond	$ —	$ 5,708	$ —	$ 5,708
Total Corporate Bond	—	5,708	—	5,708
Convertible Securities
Convertible Bonds	—	1,425,020,885	—	1,425,020,885
Convertible Preferred Stocks	121,447,315	—	—	121,447,315
Total Convertible Securities	121,447,315	1,425,020,885	—	1,546,468,200
Common Stocks	17,645,536	—	—	17,645,536
Short-Term Investments
Affiliated Investment Company	37,190,417	—	—	37,190,417
Unaffiliated Investment Companies	13,139,375	—	—	13,139,375
Total Short-Term Investments	50,329,792	—	—	50,329,792
Total Investments in Securities	$ 189,422,643	$ 1,425,026,593	$ —	$ 1,614,449,236

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
8	NYLI VP MacKay Convertible Portfolio

Statement of Assets and Liabilities as of December 31, 2024
Assets
Investment in unaffiliated securities, at value (identified cost $1,466,380,119) including securities on loan of $12,900,492	$1,577,258,819
Investment in affiliated investment companies, at value (identified cost $37,190,417)	37,190,417
Cash	136,842
Receivables:
Dividends and interest	5,638,898
Portfolio shares sold	240,513
Securities lending	27,617
Other assets	9,403
Total assets	1,620,502,509
Liabilities
Cash collateral received for securities on loan	13,139,375
Payables:
Manager (See Note 3)	758,333
Portfolio shares redeemed	551,691
NYLIFE Distributors (See Note 3)	201,353
Professional fees	50,295
Custodian	17,630
Shareholder communication	1,813
Trustees	13
Accrued expenses	2,089
Total liabilities	14,722,592
Net assets	$1,605,779,917
Composition of Net Assets
Shares of beneficial interest outstanding (par value of $.001 per share) unlimited number of shares authorized	$105,589
Additional paid-in-capital	1,485,569,919
1,485,675,508
Total distributable earnings (loss)	120,104,409
Net assets	$1,605,779,917
Initial Class
Net assets applicable to outstanding shares	$676,635,684
Shares of beneficial interest outstanding	44,152,562
Net asset value per share outstanding	$15.32
Service Class
Net assets applicable to outstanding shares	$923,140,231
Shares of beneficial interest outstanding	61,039,846
Net asset value per share outstanding	$15.12
Service 2 Class
Net assets applicable to outstanding shares	$6,004,002
Shares of beneficial interest outstanding	396,864
Net asset value and offering price per share outstanding	$15.13

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
9

Statement of Operations for the year ended December 31, 2024
Investment Income (Loss)
Income
Interest	$22,960,808
Dividends-unaffiliated	5,791,770
Dividends-affiliated	4,941,532
Securities lending, net	1,076,239
Total income	34,770,349
Expenses
Manager (See Note 3)	9,310,803
Distribution/Service—Service Class (See Note 3)	2,298,425
Distribution/Service—Service 2 Class (See Note 3)	16,393
Professional fees	184,600
Shareholder communication	107,934
Custodian	60,286
Trustees	40,734
Shareholder service (See Note 3)	6,557
Miscellaneous	61,279
Total expenses	12,087,011
Net investment income (loss)	22,683,338
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on unaffiliated investments	25,179,049
Net change in unrealized appreciation (depreciation) on unaffiliated investments	92,223,683
Net realized and unrealized gain (loss)	117,402,732
Net increase (decrease) in net assets resulting from operations	$140,086,070
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
10	NYLI VP MacKay Convertible Portfolio

Statements of Changes in Net Assets
for the years ended December 31, 2024 and December 31, 2023
	2024	2023
Increase (Decrease) in Net Assets
Operations:
Net investment income (loss)	$22,683,338	$20,986,324
Net realized gain (loss)	25,179,049	67,703,508
Net change in unrealized appreciation (depreciation)	92,223,683	53,359,581
Net increase (decrease) in net assets resulting from operations	140,086,070	142,049,413
Distributions to shareholders:
Initial Class	(41,703,959)	(17,237,211)
Service Class	(44,983,768)	(17,118,342)
Service 2 Class	(298,761)	(130,346)
Total distributions to shareholders	(86,986,488)	(34,485,899)
Capital share transactions:
Net proceeds from sales of shares	156,230,246	106,654,993
Net asset value of shares issued to shareholders in reinvestment of distributions	86,986,488	34,485,899
Cost of shares redeemed	(437,651,225)	(163,442,197)
Increase (decrease) in net assets derived from capital share transactions	(194,434,491)	(22,301,305)
Net increase (decrease) in net assets	(141,334,909)	85,262,209
Net Assets
Beginning of year	1,747,114,826	1,661,852,617
End of year	$1,605,779,917	$1,747,114,826
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
11

Financial Highlights selected per share data and ratios
	Year Ended December 31,
Initial Class	2024	2023	2022	2021	2020
Net asset value at beginning of year	$14.84	$13.93	$18.68	$18.17	$13.60
Net investment income (loss) (a)	0.22	0.19	0.13	0.10	0.10
Net realized and unrealized gain (loss)	1.03	1.03	(2.49)	1.56	4.74
Total from investment operations	1.25	1.22	(2.36)	1.66	4.84
Less distributions:
From net investment income	(0.53)	(0.31)	(0.55)	(0.22)	(0.11)
From net realized gain on investments	(0.24)	—	(1.84)	(0.93)	(0.16)
Total distributions	(0.77)	(0.31)	(2.39)	(1.15)	(0.27)
Net asset value at end of year	$15.32	$14.84	$13.93	$18.68	$18.17
Total investment return (b)	8.64%	8.85%	(12.67)%	9.25%	36.04%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	1.46%	1.37%	0.82%	0.51%	0.70%
Net expenses (c)	0.57%	0.57%	0.57%	0.56%	0.61%
Portfolio turnover rate	34%	38%	14%	41%	49%
Net assets at end of year (in 000's)	$676,636	$833,553	$782,970	$946,696	$370,733

(a)	Per share data based on average shares outstanding during the year.
(b)	Total return does not reflect any deduction of sales charges, mortality and expense charges, contract charges or administrative charges.
(c)	In addition to the fees and expenses which the Portfolio bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.

	Year Ended December 31,
Service Class	2024	2023	2022	2021	2020
Net asset value at beginning of year	$14.66	$13.76	$18.48	$17.99	$13.47
Net investment income (loss) (a)	0.18	0.16	0.09	0.05	0.06
Net realized and unrealized gain (loss)	1.02	1.01	(2.46)	1.54	4.69
Total from investment operations	1.20	1.17	(2.37)	1.59	4.75
Less distributions:
From net investment income	(0.50)	(0.27)	(0.51)	(0.17)	(0.07)
From net realized gain on investments	(0.24)	—	(1.84)	(0.93)	(0.16)
Total distributions	(0.74)	(0.27)	(2.35)	(1.10)	(0.23)
Net asset value at end of year	$15.12	$14.66	$13.76	$18.48	$17.99
Total investment return (b)	8.37%	8.58%	(12.89)%	8.98%	35.70%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	1.21%	1.12%	0.57%	0.25%	0.44%
Net expenses (c)	0.82%	0.82%	0.82%	0.81%	0.86%
Portfolio turnover rate	34%	38%	14%	41%	49%
Net assets at end of year (in 000's)	$923,140	$905,663	$872,109	$1,129,151	$982,863

(a)	Per share data based on average shares outstanding during the year.
(b)	Total return does not reflect any deduction of sales charges, mortality and expense charges, contract charges or administrative charges.
(c)	In addition to the fees and expenses which the Portfolio bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
12	NYLI VP MacKay Convertible Portfolio

Financial Highlights selected per share data and ratios
	Year Ended December 31,
Service Class 2	2024	2023	2022	2021	2020
Net asset value at beginning of year	$14.66	$13.76	$18.48	$18.00	$13.47
Net investment income (loss) (a)	0.16	0.14	0.08	0.03	0.05
Net realized and unrealized gain (loss)	1.03	1.02	(2.47)	1.53	4.70
Total from investment operations	1.19	1.16	(2.39)	1.56	4.75
Less distributions:
From net investment income	(0.48)	(0.26)	(0.49)	(0.15)	(0.06)
From net realized gain on investments	(0.24)	—	(1.84)	(0.93)	(0.16)
Total distributions	(0.72)	(0.26)	(2.33)	(1.08)	(0.22)
Net asset value at end of year	$15.13	$14.66	$13.76	$18.48	$18.00
Total investment return (b)	8.26%	8.47%	(12.97)%	8.87%	35.57%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	1.11%	1.02%	0.47%	0.16%	0.32%
Net expenses (c)	0.92%	0.92%	0.92%	0.91%	0.96%
Portfolio turnover rate	34%	38%	14%	41%	49%
Net assets at end of year (in 000's)	$6,004	$7,900	$6,774	$9,275	$8,196

(a)	Per share data based on average shares outstanding during the year.
(b)	Total return does not reflect any deduction of sales charges, mortality and expense charges, contract charges or administrative charges.
(c)	In addition to the fees and expenses which the Portfolio bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
13

Notes to Financial Statements
Note 1–Organization and Business
New York Life Investments VP Funds Trust (the “Fund”) (formerly known as MainStay VP Funds Trust) was organized as a Delaware statutory trust on February 1, 2011. The Fund is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Fund is comprised of thirty-three separate series (collectively referred to as the “Portfolios”). These financial statements and notes relate to the NYLI VP MacKay Convertible Portfolio (formerly known as MainStay VP MacKay Convertible Portfolio) (the "Portfolio"), a "diversified” portfolio, as that term is defined in the 1940 Act, as interpreted or modified by regulatory authorities having jurisdiction, from time to time.
Shares of the Portfolio are currently offered to certain separate accounts to fund variable annuity policies and variable universal life insurance policies issued by New York Life Insurance and Annuity Corporation (“NYLIAC”), a wholly-owned subsidiary of New York Life Insurance Company (“New York Life”) and may also be offered to fund variable annuity policies and variable universal life insurance policies issued by other insurance companies. NYLIAC allocates shares of the Portfolio to, among others, certain NYLIAC separate accounts. Service 2 Class shares of the Portfolio are currently offered to certain separate accounts to fund variable annuity policies and variable universal life insurance policies issued by participating insurance companies. Shares of the Portfolio are also offered to the NYLI VP Conservative Allocation Portfolio, NYLI VP Moderate Allocation Portfolio, NYLI VP Growth Allocation Portfolio and NYLI VP Equity Allocation Portfolio, which operate as “funds-of-funds," and other variable insurance funds.
The following table lists the Portfolio's share classes that have been registered and commenced operations:
Class	Commenced Operations
Initial Class	October 1, 1996
Service Class	June 5, 2003
Service 2 Class	April 26, 2016
Shares of the Portfolio are offered and are redeemed at a price equal to their respective net asset value (“NAV”) per share. No sales or redemption charge is applicable to the purchase or redemption of the Portfolio's shares. Under the terms of the Fund’s multiple class plan, adopted pursuant to Rule 18f-3 under the 1940 Act, the classes differ in that, among other things, each of Service Class and Service 2 Class shares of the Portfolio pay a combined distribution and service fee of 0.25% of average daily net assets attributable to such Class's shares of the Portfolio to the Distributor (as defined in Note 3(B)) pursuant to a plan adopted in accordance with Rule 12b-1 under the 1940 Act. Contract owners of variable annuity contracts purchased after June 2, 2003, are permitted to invest only in the Service Class and Service 2 Class shares.
The Portfolio's investment objective is to seek capital appreciation together with current income.
In this reporting period, the Portfolio adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures ("ASU 2023-07"). Adoption of the new standard impacted financial statement disclosures only and did not affect the Portfolio's financial position or its results of operations. The intent of ASU 2023-07 is, through improved segment disclosures, to enable investors to better understand an entity's overall performance and to assess its potential future cash flows. NYLI Disclosure Committee ("Committee") acts as the Portfolio's chief operating decision maker assessing performance and making decisions about resource allocation. The Committee has determined that the Portfolio has a single operating segment based on the fact that the Committee monitors the operating results of the Portfolio as a whole and the Portfolio's long-term strategic asset allocation is pre-determined in accordance with the terms of its respective prospectus, based on a defined investment strategy which is executed by the Portfolio's portfolio managers as a team. The financial information provided to and reviewed by the Committee is consistent with that presented in the Portfolio's Portfolio of Investments, Statement of Changes in Net Assets and Financial Highlights.
Note 2–Significant Accounting Policies
The Portfolio is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services—Investment Companies. The Portfolio prepares its financial statements in accordance with generally accepted accounting principles (“GAAP”) in the United States of America and follows the significant accounting policies described below.
(A) Securities Valuation.  Investments are usually valued as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time) on each day the Portfolio is open for business ("valuation date").
Pursuant to Rule 2a-5 under the 1940 Act, the Board of Trustees of the Fund (the "Board") has designated New York Life Investment Management LLC (“New York Life Investments” or the "Manager") as its Valuation Designee (the "Valuation Designee"). The Valuation Designee is responsible for performing fair valuations relating to all investments in the Portfolio’s portfolio for which market quotations are not readily available; periodically assessing and managing material valuation risks; establishing and applying fair value methodologies; testing fair valuation methodologies; evaluating and overseeing pricing services; ensuring appropriate segregation of valuation and portfolio management functions; providing quarterly, annual and prompt reporting to the Board, as appropriate; identifying potential conflicts of interest; and maintaining appropriate records. The Valuation Designee has established a valuation committee ("Valuation Committee") to assist in carrying out the Valuation Designee’s responsibilities and establish prices of securities for which market quotations are not readily available. The Portfolio's and the Valuation Designee's policies and procedures ("Valuation Procedures") govern the Valuation Designee’s selection and application of

14	NYLI VP MacKay Convertible Portfolio

methodologies for determining and calculating the fair value of Portfolio investments. The Valuation Designee may value the Portfolio's portfolio securities for which market quotations are not readily available and other Portfolio assets utilizing inputs from pricing services and other third-party sources. The Valuation Committee meets (in person, via electronic mail or via teleconference) on an ad-hoc basis to determine fair valuations and on a quarterly basis to review fair value events with respect to certain securities for which market quotations are not readily available, including valuation risks and back-testing results, and to preview reports to the Board.
The Valuation Committee establishes prices of securities for which market quotations are not readily available based on such methodologies and measurements on a regular basis after considering information that is reasonably available and deemed relevant by the Valuation Committee. The Board shall oversee the Valuation Designee and review fair valuation materials on a prompt, quarterly and annual basis and approve proposed revisions to the Valuation Procedures.
Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to the Valuation Procedures. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the Portfolio can access at the measurement date, provided that a quotation will not be readily available if it is not reliable. "Fair value" is defined as the price the Portfolio would reasonably expect to receive upon selling an asset or liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the asset or liability. Fair value measurements are determined within a framework that establishes a three-tier hierarchy that maximizes the use of observable market data and minimizes the use of unobservable inputs to establish a classification of fair value measurements for disclosure purposes. "Inputs" refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, such as the risk inherent in a particular valuation technique used to measure fair value using a pricing model and/or the risk inherent in the inputs for the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions market participants would use in pricing the asset or liability based on the information available. The inputs or methodology used for valuing assets or liabilities may not be an indication of the risks associated with investing in those assets or liabilities. The three-tier hierarchy of inputs is summarized below.
•	Level 1—quoted prices (unadjusted) in active markets for an identical asset or liability
•	Level 2—other significant observable inputs (including quoted prices for a similar asset or liability in active markets, interest rates and yield curves, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio's own assumptions about the assumptions that market participants would use in measuring fair value of an asset or liability)
The level of an asset or liability within the fair value hierarchy is based on the lowest level of an input, both individually and in the aggregate, that is significant to the fair value measurement. The aggregate value by input level of the Portfolio’s assets and liabilities as of December 31, 2024, is included at the end of the Portfolio of Investments.
The Portfolio may use third-party vendor evaluations, whose prices may be derived from one or more of the following standard inputs, among others:
• Benchmark yields	• Reported trades
• Broker/dealer quotes	• Issuer spreads
• Two-sided markets	• Benchmark securities
• Bids/offers	• Reference data (corporate actions or material event notices)
• Industry and economic events	• Comparable bonds
• Monthly payment information
An asset or liability for which a market quotation is not readily available is valued by methods deemed reasonable in good faith by the Valuation Committee, following the Valuation Procedures to represent fair value. Under these procedures, the Valuation Designee generally uses a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information. The Valuation Designee may also use an income-based valuation approach in which the anticipated future cash flows of the asset or liability are discounted to calculate fair value. Fair value represents a good faith approximation of the value of a security. Fair value determinations involve the consideration of a number of subjective factors, an analysis of applicable facts and circumstances and the exercise of judgment. As a result, it is possible that the fair value for a security determined in good faith in accordance with the Valuation Procedures may differ from valuations for the same security determined for other funds using their own valuation procedures. Although the Valuation Procedures are designed to value a security at the price the Portfolio may reasonably expect to receive upon the security's sale in an orderly transaction, there can be no assurance that any fair value determination thereunder would, in fact, approximate the amount that the Portfolio would actually realize upon the sale of the security or the price at which the security would trade if a reliable market price were readily available. During the year ended December 31, 2024, there were no material changes to the fair value methodologies.
Securities which may be valued in this manner include, but are not limited to: (i) a security for which trading has been halted or suspended or otherwise does not have a readily available market quotation on a given day; (ii) a debt security that has recently gone into default and for which there is not a current market quotation; (iii) a security of an issuer that has entered into a restructuring; (iv) a security that has been delisted from a national exchange; (v) a security subject to trading collars for
15

Notes to Financial Statements (continued)
which no or limited trading takes place; and (vi) a security whose principal market has been temporarily closed at a time when, under normal conditions, it would be open. Securities valued in this manner are generally categorized as Level 2 or 3 in the hierarchy.
Equity securities, rights and warrants, if applicable, are valued at the last quoted sales prices as of the close of regular trading on the relevant exchange on each valuation date. Securities that are not traded on the valuation date are valued at the mean of the last quoted bid and ask prices. Prices are normally taken from the principal market in which each security trades. These securities are generally categorized as Level 1 in the hierarchy.
Certain convertible preferred stocks may be valued utilizing evaluated prices based on market inputs obtained from the pricing vendor and are generally categorized as Level 2 in the hierarchy.
Investments in mutual funds, including money market funds, are valued at their respective NAVs at the close of business each day on the valuation date. These securities are generally categorized as Level 1 in the hierarchy.
Debt securities (other than convertible and municipal bonds) are valued at the evaluated bid prices (evaluated mean prices in the case of convertible and municipal bonds) supplied by a pricing agent or broker selected by the Valuation Designee, in consultation with the Subadvisor. The evaluations are market-based measurements processed through a pricing application and represents the pricing agent’s good faith determination as to what a holder may receive in an orderly transaction under market conditions. The rules-based logic utilizes valuation techniques that reflect participants’ assumptions and vary by asset class and per methodology, maximizing the use of relevant observable data including quoted prices for similar assets, benchmark yield curves and market corroborated inputs. The evaluated bid or mean prices are deemed by the Valuation Designee, in consultation with the Subadvisor, to be representative of market values at the regular close of trading of the Exchange on each valuation date. Debt securities purchased on a delayed delivery basis are marked to market daily until settlement at the forward settlement date. Debt securities, including corporate bonds, U.S. government and federal agency bonds, municipal bonds, foreign bonds, convertible bonds, asset-backed securities and mortgage-backed securities are generally categorized as Level 2 in the hierarchy.
Temporary cash investments acquired in excess of 60 days to maturity at the time of purchase are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities and ratings), both as furnished by independent pricing services. Temporary cash investments that mature in 60 days or less at the time of purchase ("Short-Term Investments") are valued using the amortized cost method of valuation, unless the use of such method would be inappropriate. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between such cost and the principal on maturity date. Amortized cost approximates the current fair value of a security. Securities valued using the amortized cost method are not valued using quoted prices in an active market and are generally categorized as Level 2 in the hierarchy.
The information above is not intended to reflect an exhaustive list of the methodologies that may be used to value portfolio investments. The Valuation Procedures permit the use of a variety of valuation methodologies in connection with valuing portfolio investments. The methodology used for a specific type of investment may vary based on the market data available or other considerations. The methodologies summarized above may not represent the specific means by which portfolio investments are valued on any particular business day.
(B) Income Taxes.   The Portfolio's policy is to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute all of its taxable income to the shareholders of the Portfolio within the allowable time limits.
The Manager evaluates the Portfolio’s tax positions to determine if the tax positions taken meet the minimum recognition threshold in connection with accounting for uncertainties in income tax positions taken or expected to be taken for the purposes of measuring and recognizing tax liabilities in the financial statements. Recognition of tax benefits of an uncertain tax position is permitted only to the extent the position is “more likely than not” to be sustained assuming examination by taxing authorities. The Manager analyzed the Portfolio's tax positions taken on federal, state and local income tax returns for all open tax years (for up to three tax years) and has concluded that no provisions for federal, state and local income tax are required in the Portfolio's financial statements. The Portfolio's federal, state and local income tax and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state and local departments of revenue.
(C) Dividends and Distributions to Shareholders. Dividends and distributions are recorded on the ex-dividend date. The Portfolio intends to declare and pay dividends from net investment income, if any, at least quarterly and distributions from net realized capital and currency gains, if any, at least annually. All dividends and distributions are reinvested at NAV in the same class of shares of the Portfolio. Dividends and distributions to shareholders are determined in accordance with federal income tax regulations and may differ from determinations using GAAP.
(D) Security Transactions and Investment Income.  The Portfolio records security transactions on the trade date. Realized gains and losses on security transactions are determined using the identified cost method. Dividend income is recognized on the ex-dividend date, net of any foreign tax withheld at the source, and interest income is accrued as earned using the effective interest rate method. Distributions received from real estate investment trusts, if applicable, may be classified as dividends, capital gains and/or return of capital. Discounts and premiums on securities purchased for the Portfolio are accreted and amortized, respectively, on the effective interest rate method. Premium associated with the conversion feature on a convertible bond is not amortized.

16	NYLI VP MacKay Convertible Portfolio

Investment income and realized and unrealized gains and losses on investments of the Portfolio are allocated pro rata to the separate classes of shares based upon their relative net assets on the date the income is earned or realized and unrealized gains and losses are incurred.
The Portfolio may place a debt security on non-accrual status and reduce related interest income by ceasing current accruals and writing off all or a portion of any interest receivables when the collection of all or a portion of such interest has become doubtful. A debt security is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.
(E) Expenses.  Expenses of the Fund are allocated to the individual Portfolios in proportion to the net assets of the respective Portfolios when the expenses are incurred, except where direct allocations of expenses can be made. Expenses (other than fees incurred under the distribution and service plans and shareholder service plans, further discussed in Note 3(B), which are charged directly to the Service Class and Service 2 Class shares, as applicable) are allocated to separate classes of shares pro rata based upon their relative net assets on the date the expenses are incurred. The expenses borne by the Portfolio, including those of related parties to the Portfolio, are shown in the Statement of Operations.
Additionally, the Portfolio may invest in mutual funds, which are subject to management fees and other fees that may cause the costs of investing in mutual funds to be greater than the costs of owning the underlying securities directly. These indirect expenses of mutual funds are not included in the amounts shown as expenses in the Statement of Operations or in the expense ratios included in the Financial Highlights.
(F) Use of Estimates.  In preparing financial statements in conformity with GAAP, the Manager makes estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates and assumptions.
(G) Securities Lending. In order to realize additional income, the Portfolio may engage in securities lending, subject to the limitations set forth in the 1940 Act and relevant guidance by the staff of the Securities and Exchange Commission (“SEC”). If the Portfolio engages in securities lending, the Portfolio will lend through its custodian, JPMorgan Chase Bank, N.A., ("JPMorgan"), acting as securities lending agent on behalf of the Portfolio. Under the current arrangement, JPMorgan will manage the Portfolio's collateral in accordance with the securities lending agency agreement between the Portfolio and JPMorgan, and indemnify the Portfolio against counterparty risk. The loans will be collateralized by cash (which may be invested in a money market fund) and/or non-cash collateral (which may include U.S. Treasury securities and/or U.S. government agency securities issued or guaranteed by the United States government or its agencies or instrumentalities) at least equal at all times to the market value of the securities loaned. Non-cash collateral held at year end is segregated and cannot be transferred by the Portfolio. The Portfolio bears the risk of delay in recovery of, or loss of rights in, the securities loaned. The Portfolio may also record a realized gain or loss on securities deemed sold due to a borrower’s inability to return securities on loan. The Portfolio bears the risk of any loss on investment of cash collateral. The Portfolio will receive compensation for lending its securities in the form of fees or it will retain a portion of interest earned on the investment of any cash collateral. The Portfolio will also continue to receive interest and dividends on the securities loaned and any gain or loss in the market price of the securities loaned that may occur during the term of the loan will be for the account of the Portfolio. Income earned from securities lending activities, if any, is reflected in the Statement of Operations.
(H) Debt and Convertible Securities Risk.  The ability of issuers of debt securities held by the Portfolio to meet their obligations may be affected by, among other things, economic or political developments in a specific country, industry or region. Debt securities are also subject to the risks associated with changes in interest rates.
Convertible securities may be subordinate to other securities. In part, the total return for a convertible security depends upon the performance of the underlying stock into which it can be converted. Also, issuers of convertible securities are often not as strong financially as those issuing securities with higher credit ratings, are more likely to encounter financial difficulties and typically are more vulnerable to changes in the economy, such as a recession or a sustained period of rising interest rates, which could affect their ability to make interest and principal payments.
(I) Indemnifications.  Under the Fund’s organizational documents, its officers and trustees are indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Portfolio enters into contracts with third-party service providers that contain a variety of representations and warranties and that may provide general indemnifications. The Portfolio's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio that have not yet occurred. The Manager believes that the risk of loss in connection with these potential indemnification obligations is remote. However, there can be no assurance that material liabilities related to such obligations will not arise in the future, which could adversely impact the Portfolio.
Note 3–Fees and Related Party Transactions
(A) Manager and Subadvisor. New York Life Investments, a registered investment adviser and an indirect, wholly-owned subsidiary of New York Life, serves as the Portfolio's Manager, pursuant to an Amended and Restated Management Agreement ("Management Agreement"). The Manager provides offices, conducts clerical, recordkeeping and bookkeeping services and keeps most of the financial and accounting records required to be maintained by the Portfolio. Except for the portion of salaries and expenses that are the responsibility of the Portfolio, the Manager pays the salaries and expenses of all personnel affiliated with the Portfolio and certain operational expenses of the Portfolio. The Portfolio reimburses New York Life Investments in an amount equal to the portion of the compensation of the Chief Compliance Officer attributable to the Portfolio. MacKay Shields LLC ("MacKay Shields" or the "Subadvisor"), a registered investment adviser and an indirect,
17

Notes to Financial Statements (continued)
wholly-owned subsidiary of New York Life, serves as the Subadvisor to the Portfolio and is responsible for the day-to-day portfolio management of the Portfolio. Pursuant to the terms of an Amended and Restated Subadvisory Agreement between New York Life Investments and MacKay Shields, New York Life Investments pays for the services of the Subadvisor.
Effective May 1, 2024, pursuant to the Management Agreement, the Fund pays the Manager, on behalf of the Portfolio, a monthly fee for the services performed and the facilities furnished at an annual rate of the Portfolio's average daily net assets as follows: 0.60% up to $500 million; 0.55% from $500 million to $1 billion; 0.50% from $1 billion to $2 billion; and 0.49% from $2 billion to $5 billion; and 0.48% in excess of $5 billion. During the year ended December 31, 2024, the effective management fee rate was 0.54% of the Portfolio's average daily net assets.
Prior to May 1, 2024, the Fund paid the Manager, on behalf of the Portfolio, a monthly fee for the services performed and the facilities furnished at an annual rate of the Portfolio's average daily net assets as follows: 0.60% up to $500 million; 0.55% from $500 million to $1 billion; 0.50% from $1 billion to $2 billion; and 0.49% in excess of $2 billion.
During the year ended December 31, 2024, New York Life Investments earned fees from the Portfolio in the amount of $9,310,803 and paid the Subadvisor fees in the amount of $4,655,402.
JPMorgan provides sub-administration and sub-accounting services to the Portfolio pursuant to an agreement with New York Life Investments. These services include calculating the daily NAVs of the Portfolio, maintaining the general ledger and sub-ledger accounts for the calculation of the Portfolio's NAVs, and assisting New York Life Investments in conducting various aspects of the Portfolio's administrative operations. For providing these services to the Portfolio, JPMorgan is compensated by New York Life Investments.
Pursuant to an agreement between the Fund and New York Life Investments, New York Life Investments is responsible for providing or procuring certain regulatory reporting services for the Portfolio. The Portfolio will reimburse New York Life Investments for the actual costs incurred by New York Life Investments in connection with providing or procuring these services for the Portfolio.
(B) Distribution, Service and Shareholder Service Fees.  The Fund, on behalf of the Portfolio, has entered into a distribution agreement with NYLIFE Distributors LLC (the “Distributor”), an affiliate of New York Life Investments. The Portfolio has adopted a distribution plan (the “Plan”) in accordance with the provisions of Rule 12b-1 under the 1940 Act. Under the Plan, the Distributor has agreed to provide, through its affiliates or independent third parties, various distribution-related, shareholder and administrative support services to the Service Class and Service 2 Class shareholders. For its services, the Distributor is entitled to a combined distribution and service fee accrued daily and paid monthly at an annual rate of 0.25% of the average daily net assets attributable to the Service Class and Service 2 Class shares of the Portfolio.
The Board has adopted a shareholder services plan (the “Service Plan”) with respect to the Service 2 Class shares of the Portfolio. Under the terms of the Services Plan, the Portfolio is authorized to pay to New York Life Investments, its affiliates or independent third-party service providers, as compensation for services rendered to shareholders of the Service 2 Class shares, in connection with the administration of plans or programs that use Portfolio shares as their funding medium a shareholder servicing fee at the rate of 0.10% on an annualized basis of the average daily net assets of the Service 2 Class shares.
(C) Transfer and Dividend Disbursing Agent.  NYLIM Service Company LLC, an affiliate of New York Life Investments, serves as the transfer agent and dividend disbursing agent for Service Class and Service 2 Class shares of the Portfolio. NYLIM Service Company LLC has entered into an agreement with SS&C Global Investor & Distributor Solutions, Inc. (“SS&C”), pursuant to which SS&C performs certain transfer agent services on behalf of NYLIM Service Company LLC. During the year ended December 31, 2024, all associated fees were paid by the Manager.
Note 4-Federal Income Tax
As of December 31, 2024, the cost and unrealized appreciation (depreciation) of the Portfolio’s investment portfolio, including applicable derivative contracts and other financial instruments, as determined on a federal income tax basis, were as follows:
	Federal Tax Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Investments in Securities	$1,514,617,634	$171,466,006	$(71,634,404)	$99,831,602
As of December 31, 2024, the components of accumulated gain (loss) on a tax basis were as follows:
Ordinary Income	Accumulated Capital and Other Gain (Loss)	Other Temporary Differences	Unrealized Appreciation (Depreciation)	Total Accumulated Gain (Loss)
$33,080,279	$(12,807,472)	$—	$99,831,602	$120,104,409
The difference between book-basis and tax-basis unrealized appreciation (depreciation) is primarily due to deemed distribution adjustments in accordance with section 305(c) of the internal revenue code.
As of December 31, 2024, for federal income tax purposes, capital loss carryforwards of $12,807,472, as shown in the table below, were available to the extent provided by the regulations to offset future realized gains of the Portfolio. Accordingly, no capital gains distributions are

18	NYLI VP MacKay Convertible Portfolio

expected to be paid to shareholders until net gains have been realized in excess of such amounts.
Capital Loss Available Through	Short-Term Capital Loss Amounts (000’s)	Long-Term Capital Loss Amounts (000’s)
Unlimited	$—	$12,807
During the years ended December 31, 2024 and December 31, 2023, the tax character of distributions paid as reflected in the Statements of Changes in Net Assets was as follows:
	2024	2023
Distributions paid from:
Ordinary Income	$60,164,987	$34,485,899
Long-Term Capital Gains	26,821,501	—
Total	$86,986,488	$34,485,899
Note 5–Custodian
JPMorgan is the custodian of cash and securities held by the Portfolio. Custodial fees are charged to the Portfolio based on the Portfolio's net assets and/or the market value of securities held by the Portfolio and the number of certain transactions incurred by the Portfolio.
Note 6–Line of Credit
The Portfolio and certain other funds managed by New York Life Investments maintain a line of credit with a syndicate of banks in order to secure a source of funds for temporary purposes to meet unanticipated or excessive redemption requests.
Effective July 23, 2024, under the credit agreement (the “Credit Agreement”), the aggregate commitment amount is $600,000,000 with an additional uncommitted amount of $100,000,000. The commitment fee is an annual rate of 0.15% of the average commitment amount payable quarterly, regardless of usage, to JPMorgan, who serves as the agent to the syndicate. The commitment fee is allocated among the Portfolio and certain other funds managed by New York Life Investments based upon their respective net assets and other factors. Interest on any revolving credit loan is charged based upon the Federal Funds Rate, Daily Simple Secured Overnight Financing Rate ("SOFR") + 0.10%, or the Overnight Bank Funding Rate, whichever is higher. The Credit Agreement expires on July 22, 2025, although the Portfolio, certain other funds managed by New York Life Investments and the syndicate of banks may renew the Credit Agreement for an additional year on the same or different terms or enter into a credit agreement with a different syndicate of banks. Prior to July 23, 2024, the aggregate commitment amount and the commitment fee were the same as those under the current Credit Agreement. During the year ended December 31, 2024, there were no borrowings made or outstanding with respect to the Portfolio under the Credit Agreement.
Note 7–Interfund Lending Program
Pursuant to an exemptive order issued by the SEC, the Portfolio, along with certain other funds managed by New York Life Investments, may participate in an interfund lending program. The interfund lending program provides an alternative credit facility that permits the Portfolio and certain other funds managed by New York Life Investments to lend or borrow money for temporary purposes directly to or from one another, subject to the conditions of the exemptive order. During the year ended December 31, 2024, there were no interfund loans made or outstanding with respect to the Portfolio.
Note 8–Purchases and Sales of Securities (in 000’s)
During the year ended December 31, 2024, purchases and sales of securities, other than short-term securities, were $552,498 and $717,541, respectively.
Note 9–Capital Share Transactions
Transactions in capital shares for the years ended December 31, 2024 and December 31, 2023, were as follows:
Initial Class	Shares	Amount
Year ended December 31, 2024:
Shares sold	3,769,997	$56,213,075
Shares issued to shareholders in reinvestment of distributions	2,770,936	41,703,959
Shares redeemed	(18,549,114)	(278,657,785)
Net increase (decrease)	(12,008,181)	$(180,740,751)
Year ended December 31, 2023:
Shares sold	716,916	$10,224,385
Shares issued to shareholders in reinvestment of distributions	1,207,380	17,237,211
Shares redeemed	(1,968,945)	(28,103,401)
Net increase (decrease)	(44,649)	$(641,805)

Service Class	Shares	Amount
Year ended December 31, 2024:
Shares sold	6,701,034	$99,627,735
Shares issued to shareholders in reinvestment of distributions	3,023,641	44,983,768
Shares redeemed	(10,473,731)	(156,201,014)
Net increase (decrease)	(749,056)	$(11,589,511)
Year ended December 31, 2023:
Shares sold	6,712,086	$94,803,492
Shares issued to shareholders in reinvestment of distributions	1,215,573	17,118,342
Shares redeemed	(9,515,370)	(134,196,532)
Net increase (decrease)	(1,587,711)	$(22,274,698)

19

Notes to Financial Statements (continued)
Service 2 Class	Shares	Amount
Year ended December 31, 2024:
Shares sold	26,385	$389,436
Shares issued to shareholders in reinvestment of distributions	20,079	298,761
Shares redeemed	(188,476)	(2,792,426)
Net increase (decrease)	(142,012)	$(2,104,229)
Year ended December 31, 2023:
Shares sold	118,793	$1,627,116
Shares issued to shareholders in reinvestment of distributions	9,249	130,346
Shares redeemed	(81,329)	(1,142,264)
Net increase (decrease)	46,713	$615,198
Note 10–Recent Accounting Pronouncement
In December 2023, the FASB issued Accounting Standard Update No. 2023-09, Income Taxes (ASC 740) Improvements to Income Tax Disclosures (“ASU 2023-09”). The primary purpose of the amendments within ASU 2023-09 is to enhance the transparency and decision usefulness of income tax disclosures primarily related to the rate reconciliation table and income taxes paid information. The amendments in ASU 2023-09 require that public business entities on an annual basis (1) disclose specific categories in the rate reconciliation and (2) provide additional information for reconciling items that meet a quantitative threshold. In addition, the amendments in this ASU 2023-09 require that all entities disclose on an annual basis taxes paid disaggregated by; federal, state, foreign, and jurisdiction (when income taxes paid is equal to or greater than five percent of total income taxes paid). The amendments in ASU 2023-09 are effective for public business entities beginning after December 15, 2024. Early adoption is permitted for annual financial statements that have not yet been issued or made available for issuance. The amendments in ASU 2023-09 should be applied on a prospective basis. Retrospective application is permitted. Management is currently assessing the impact this standard will have on our financial statements as well as the method by which we will adopt the new standard. The Adviser does not expect the guidance to have a material impact to the Portfolio.
Note 11–Subsequent Events
In connection with the preparation of the financial statements of the Portfolio for the year ended December 31, 2024, events and transactions subsequent to December 31, 2024, through the date the financial statements were issued, have been evaluated by the Manager for possible adjustment and/or disclosure. No subsequent events requiring financial statement adjustment or disclosure have been identified.
20	NYLI VP MacKay Convertible Portfolio

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of New York Life Investments  VP Funds Trust (formerly known as Mainstay VP Funds Trust) and Shareholders of NYLI VP MacKay Convertible Portfolio (formerly known as MainStay VP MacKay Convertible Portfolio)
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of NYLI VP MacKay Convertible Portfolio (one of the portfolios constituting New York Life Investments VP Funds Trust, referred to hereafter as the “Portfolio”) as of December 31, 2024, the related statement of operations for the year ended December 31, 2024, the statements of changes in net assets for each of the two years in the period ended December 31, 2024, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2024 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Portfolio as of December 31, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2024 and the financial highlights for each of the five years in the period ended December 31, 2024 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Portfolio’s management. Our responsibility is to express an opinion on the Portfolio’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Portfolio in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2024 by correspondence with the custodian and transfer agents. We believe that our audits provide a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
New York, New York
February 21, 2025
We have served as the auditor of one or more investment companies in the New York Life Investments group of funds since 1984.
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Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
Included in the Statement of Operations within the Portfolio’s Financial Statements.
22

Statement Regarding Basis for Approval of Investment Advisory Agreement and Subadvisory Agreement
The continuation of the Management Agreement with respect to each series (“Portfolio”) of the New York Life Investments VP Funds Trust (“Trust”) and New York Life Investment Management LLC (“New York Life Investments”) and each of the Subadvisory Agreements between New York Life Investments and each of American Century Investment Management, Inc., Brown Advisory LLC, Candriam, CBRE Investment Management Listed Real Assets LLC, Epoch Investment Partners, Inc., FIAM LLC, Janus Henderson Investors US LLC, MacKay Shields LLC, Newton Investment Management North America, LLC, NYL Investors LLC, Pacific Investment Management Company LLC, PineStone Asset Management Inc., Segall Bryant & Hamill, LLC, Wellington Management Company LLP and Winslow Capital Management, LLC (together, “Subadvisors”)1 with respect to the applicable Portfolio(s) (together, “Advisory Agreements”) is subject to annual review and approval by the Board of Trustees of the Trust (“Board”) in accordance with Section 15 of the Investment Company Act of 1940, as amended (“1940 Act”).  At its December 3–4, 2024 meeting, the Board, including the Trustees who are not an “interested person” (as such term is defined in the 1940 Act) of the Trust (“Independent Trustees”) voting separately, unanimously approved the continuation of each of the Advisory Agreements for each applicable Portfolio for a one-year period.
In reaching the decision to approve the continuation of each of the Advisory Agreements, the Board considered information and materials furnished by New York Life Investments and each Subadvisor in connection with an annual contract review process undertaken by the Board that took place at meetings of the Board and its Contracts Committee from September 2024 through December 2024, including information and materials furnished by New York Life Investments and each Subadvisor in response to requests prepared on behalf of the Board, and in consultation with the Independent Trustees, by independent legal counsel to the Independent Trustees, which encompassed a variety of topics, including those summarized below.  Information and materials requested by and furnished to the Board for consideration in connection with the contract review process included, among other items, reports on each Portfolio and “peer funds” prepared by Institutional Shareholder Services Inc. (“ISS”), an independent third-party service provider engaged by the Board to report objectively on each Portfolio’s investment performance, management fee and total expenses.  The Board also considered information on the fees charged to other investment advisory clients of New York Life Investments and/or each applicable Subadvisor that follow investment strategies similar to those of each Portfolio, if any, and, when applicable, the rationale for differences in each Portfolio’s management and subadvisory fees, as applicable, and the fees charged to those other investment advisory clients.  In addition, the Board considered information regarding the legal standards and fiduciary obligations applicable to its consideration of the continuation of each of the Advisory Agreements.  The contract review process, including the structure and format for information and materials provided to the Board, has been developed in consultation with the Board.  The Independent
Trustees also met in executive sessions with their independent legal counsel and, for portions thereof, with senior management of New York Life Investments.
The Board’s deliberations with respect to the continuation of each of the Advisory Agreements reflect a year-long process, and the Board also took into account information furnished to the Board and its Committees throughout the year, as deemed relevant and appropriate by the Trustees, including, among other items, reports on investment performance of each Portfolio and investment-related matters for each Portfolio as well as presentations from New York Life Investments and, generally annually, personnel of each Subadvisor.  In addition, the Board took into account other information provided by New York Life Investments throughout the year, including, among other items, periodic reports on legal and compliance matters, risk management, portfolio turnover, brokerage commissions and non-advisory services provided to each Portfolio by New York Life Investments, as deemed relevant and appropriate by the Trustees.
In addition to information provided to the Board throughout the year, the Board received information in connection with its June 2024 meeting provided specifically in response to requests prepared on behalf of the Board, and in consultation with the Independent Trustees, by independent legal counsel to the Independent Trustees regarding each Portfolio’s distribution arrangements.  In addition, the Board received information regarding each Portfolio’s asset levels, share purchase and redemption activity and the payment of Rule 12b-1 and/or certain other fees by the applicable share class(es) of each applicable Portfolio, among other information.
In considering the continuation of each of the Advisory Agreements, the Trustees reviewed and evaluated the information and factors they believed to reasonably be necessary and appropriate in light of legal advice furnished to them by independent legal counsel to the Independent Trustees and through the exercise of their own business judgment.  Although individual Trustees may have weighed certain factors or information differently and the Board did not consider any single factor or information controlling in reaching its decision, the factors that figured prominently in the Board’s consideration of the continuation of each of the Advisory Agreements with respect to each applicable Portfolio are summarized in more detail below and include, among other factors: (i) the nature, extent and quality of the services provided to the Portfolio by New York Life Investments and the Subadvisor(s), if applicable; (ii) the qualifications of the portfolio manager(s) of the Portfolio and the historical investment performance of the Portfolio, New York Life Investments and, if applicable, the Subadvisor(s); (iii) the costs of the services provided, and profits realized, by New York Life Investments and the Subadvisor(s), if applicable, with respect to their relationships with the Portfolio; (iv) the extent to which economies of scale have been realized or may be realized if the Portfolio grows and the extent to which any economies of scale have been shared, have benefited or may benefit the Portfolio’s

23

shareholders; and (v) the reasonableness of the Portfolio’s management and, if applicable, subadvisory fees and total ordinary operating expenses.  Although the Board recognized that comparisons between each Portfolio’s fees and expenses and those of other funds are imprecise given different terms of agreements, variations in fund strategies and other factors, the Board considered the reasonableness of each Portfolio’s management fee and total ordinary operating expenses as compared to peer funds identified by ISS.  Throughout their considerations, the Trustees acknowledged the commitment of New York Life Investments and its affiliates to serve the New York Life Investments Group of Funds, as well as their capacity, experience, resources, financial stability and reputations.  The Trustees also acknowledged the entrepreneurial and other risks assumed by New York Life Investments in sponsoring and managing each Portfolio.  With respect to the Subadvisory Agreements, the Board took into account New York Life Investments’ recommendation to approve the continuation of each of the Subadvisory Agreements.
The Trustees noted that, throughout the year, the Trustees are afforded an opportunity to ask questions of, and request additional information or materials from, New York Life Investments and each Subadvisor.  The Board’s decision with respect to each of the Advisory Agreements may have also been based, in part, on the Board’s knowledge of New York Life Investments and each Subadvisor resulting from, among other things, the Board’s consideration of each of the Advisory Agreements in prior years, the advisory agreements for other funds in the New York Life Investments Group of Funds, the Board’s review throughout the year of the performance and operations of other funds in the New York Life Investments Group of Funds and each Trustee’s business judgment and industry experience.  In addition to considering the above-referenced factors, the Board observed that in the marketplace, notably under variable life insurance policies and variable annuity contracts for which each Portfolio serves as an investment option, there are a range of investment options available to investors and that each Portfolio’s shareholders, having had the opportunity to consider other investment options, have invested in the Portfolio.
The factors that figured prominently in the Board’s decision to approve the continuation of each of the Advisory Agreements during the Board’s December 3-4, 2024 meeting are summarized in more detail below.  The Board considered on a Portfolio-by-Portfolio basis the factors and information deemed relevant and appropriate by the Trustees to evaluate the continuation of each of the Advisory Agreements, and the Board’s decision was made separately with respect to each Portfolio.
Nature, Extent and Quality of Services Provided by New York Life Investments and the Subadvisors
The Board examined the nature, extent and quality of the services that New York Life Investments provides to each Portfolio.  The Board evaluated New York Life Investments’ experience and capabilities in serving as manager of each Portfolio and considered that each Portfolio with one or more Subadvisors operates in a “manager-of-managers” structure.  The Board also considered New York Life Investments’
responsibilities and services provided pursuant to this structure, including overseeing the services provided by each Subadvisor, evaluating the performance of each Subadvisor, making recommendations to the Board as to whether each Subadvisory Agreement should be renewed, modified or terminated and periodically reporting to the Board regarding the results of New York Life Investments’ evaluation and monitoring functions.  The Board noted that New York Life Investments manages other mutual funds, serves a variety of other investment advisory clients, including other pooled investment vehicles, and has experience overseeing mutual fund service providers, including subadvisors.  The Board considered the experience of senior personnel at New York Life Investments providing management and administrative and other non-advisory services to each Portfolio.  The Board observed that New York Life Investments devotes significant resources and time to providing management and administrative and other non-advisory services to each Portfolio, including, for Portfolios with one or more Subadvisors, New York Life Investments’ oversight and due diligence reviews of each Subadvisor and ongoing analysis of, and interactions with, each Subadvisor with respect to, among other things, the applicable Portfolio’s or Portfolios’ investment performance and risks as well as each Subadvisor’s investment capabilities and subadvisory services with respect to the applicable Portfolio(s).
The Board also considered the range of services that New York Life Investments provides to each Portfolio under the terms of the Management Agreement, including: (i) fund accounting and ongoing supervisory services provided by New York Life Investments’ Fund Administration and Accounting Group; (ii) investment supervisory and analytical services provided by New York Life Investments’ Investment Consulting Group; (iii) compliance services provided by the Trust’s Chief Compliance Officer as well as New York Life Investments’ compliance department; (iv) legal services provided by New York Life Investments’ Office of the General Counsel; and (v) risk management monitoring and analysis by compliance and investment personnel.  In addition, the Board considered New York Life Investments’ willingness to invest in personnel and other resources, such as cyber security, information security and business continuity planning, that may benefit each Portfolio and noted that New York Life Investments is responsible for compensating the Trust’s officers, except for a portion of the salary of the Trust’s Chief Compliance Officer.  The Board recognized that New York Life Investments provides certain other non-advisory services to each Portfolio and has over time provided an increasingly broad array of non-advisory services to the New York Life Investments Group of Funds as a result of regulatory and other developments.
The Board also examined the range, and the nature, extent and quality, of the investment advisory services that New York Life Investments and each Subadvisor provides to the applicable Portfolio(s) and considered the terms of each of the Advisory Agreements.  The Board evaluated New York Life Investments’ and each Subadvisor’s experience and performance in serving as investment adviser or subadvisor, respectively, to the applicable Portfolio(s) and advising other portfolios and New York Life Investments’ and each Subadvisor’s track record and experience in
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providing investment advisory services as well as the experience of investment advisory and other senior personnel at New York Life Investments and each Subadvisor.  The Board considered New York Life Investments’ and each Subadvisor’s overall resources, legal and compliance environment, capabilities, reputation, financial condition and history.  In addition to information provided in connection with quarterly meetings with the Trust’s Chief Compliance Officer, the Board considered information regarding the compliance policies and procedures of New York Life Investments and each Subadvisor.  The Board also considered New York Life Investments’ and each Subadvisor’s ability to recruit and retain qualified investment professionals and willingness to invest in personnel and other resources that may benefit the applicable Portfolio(s).  In this regard, the Board considered the qualifications and experience of each Portfolio’s portfolio manager(s), the number of accounts managed by the portfolio manager(s) and the method for compensating the portfolio manager(s).
Because the NYLI VP Conservative Allocation Portfolio, NYLI VP Moderate Allocation Portfolio, NYLI VP Growth Allocation Portfolio and NYLI VP Equity Allocation Portfolio (together, the “Allocation Portfolios”) invest substantially all their assets in other funds advised by New York Life Investments or its affiliates, the Board considered information from New York Life Investments regarding the investment rationale and process for the allocation among and selection of the underlying funds in which the Allocation Portfolios invest.
In addition, the Board considered information provided by New York Life Investments and each Subadvisor regarding their respective business continuity and disaster recovery plans.
Based on these considerations, among others, the Board concluded that each Portfolio would likely continue to benefit from the nature, extent and quality of these services.
Investment Performance
In evaluating each Portfolio’s investment performance, the Board considered investment performance results over various periods in light of each Portfolio’s investment objective and strategies.  The Board considered investment reports on, and analysis of, each Portfolio’s performance provided to the Board throughout the year, including each Portfolio’s investment performance compared to each Portfolio’s relevant benchmark(s).  With respect to each of the NYLI VP Hedge Multi-Strategy Portfolio and the NYLI VP S&P 500 Index Portfolio, the Board also considered information regarding the Portfolio’s tracking error relative to its benchmark(s). The Board also considered information provided by ISS showing the investment performance of each Portfolio as compared to peer funds.
The Board also took into account its discussions with senior management at New York Life Investments concerning each Portfolio’s investment performance over various periods as well as discussions between a representative(s) of each Subadvisor and the members of the Board’s Investment Committee, which generally occur on an annual basis. The
Board also took into account the following considerations with respect to certain Portfolios:
1. In considering the investment performance of the NYLI VP American Century Sustainable Equity Portfolio, the Board noted that the Portfolio underperformed its peer funds for the one-, five- and ten-year periods ended July 31, 2024, and performed favorably relative to its peer funds for the three-year period ended July 31, 2024.  The Board considered its discussions with representatives from New York Life Investments and American Century Investment Management, Inc. regarding the Portfolio’s investment performance.
2. In considering the investment performance of the NYLI VP Balanced Portfolio, the Board noted that the Portfolio underperformed its peer funds for the one-year period ended July 31, 2024, performed in line with its peer funds for the five- and ten-year periods ended July 31, 2024, and performed favorably relative to its peer funds for the three-year period ended July 31, 2024.  The Board considered its discussions with representatives from New York Life Investments, NYL Investors LLC and Wellington Management Company LLP regarding the Portfolio’s investment performance.
3. In considering the investment performance of the NYLI VP Bond Portfolio, the Board noted that the Portfolio underperformed its peer funds for the three- and five-year periods ended July 31, 2024, and performed in line with its peer funds for the one- and ten-year periods ended July 31, 2024.  The Board considered its discussions with representatives from New York Life Investments and NYL Investors LLC regarding the Portfolio’s investment performance.
4. In considering the investment performance of the NYLI VP Candriam Emerging Markets Equity Portfolio, the Board noted that the Portfolio underperformed its peer funds for the three-, five- and ten-year periods ended July 31, 2024, and performed in line with its peer funds for the one-year period ended July 31, 2024.  The Board considered its discussions with representatives from New York Life Investments and Candriam regarding the Portfolio’s investment performance.
5. In considering the investment performance of the NYLI VP CBRE Global Infrastructure Portfolio, the Board noted that the Portfolio underperformed its peer funds for the five-year period ended July 31, 2024, and performed in line with its peer funds for the one- and three-year periods ended July 31, 2024.  The Board considered its discussions with representatives from New York Life Investments and CBRE Investment Management Listed Real Assets LLC regarding the Portfolio’s investment performance.
6. In considering the investment performance of the NYLI VP Hedge Multi-Strategy Portfolio, the Board noted that the Portfolio underperformed its peer funds for the three-, five- and ten-year periods ended July 31, 2024, and performed in line with its peer funds for the one-year period ended July 31, 2024.  The Board considered its discussions with representatives from New York Life Investments regarding the Portfolio’s investment performance.
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7. In considering the investment performance of the NYLI VP MacKay U.S. Infrastructure Bond Portfolio, the Board noted that the Portfolio underperformed its peer funds for the one-, five- and ten-year periods ended July 31, 2024, and performed favorably relative to its peer funds for the three-year period ended July 31, 2024.  The Board considered its discussions with representatives from New York Life Investments and MacKay Shields LLC regarding the Portfolio’s investment performance.
8. In considering the investment performance of the NYLI VP PineStone International Equity Portfolio, the Board noted that the Portfolio underperformed its peer funds for the one-, three-, five- and ten-year periods ended July 31, 2024.  The Board considered its discussions with representatives from New York Life Investments and PineStone Asset Management Inc. regarding the Portfolio’s investment performance.
9. With respect to the NYLI VP Schroders Mid Cap Opportunities Portfolio, the Board considered its discussions with representatives from New York Life Investments regarding the Portfolio’s investment performance and the Board’s approval of a new subadvisory agreement between New York Life Investments and Schroder Investment Management North America Inc. with respect to the Portfolio and approval to reposition the Portfolio, effective August 12, 2024.
10. In considering the investment performance of the NYLI VP Wellington Small Cap Portfolio, the Board noted that the Portfolio underperformed its peer funds for the three- and five-year periods ended July 31, 2024, and performed favorably relative to its peer funds for the one-year period ended July 31, 2024.  The Board considered its discussions with representatives from New York Life Investments and Wellington Management Company LLP regarding the Portfolio’s investment performance.
Based on these considerations, among others, the Board concluded that its review of each Portfolio’s investment performance and related information supported a determination to approve the continuation of each of the Advisory Agreements.
Costs of the Services Provided, and Profits and Other Benefits Realized, by New York Life Investments and the Subadvisors
Portfolios with Affiliated Subadvisors
The Board considered the costs of the services provided under each of the Advisory Agreements.  The Board also considered the profitability of New York Life Investments and its affiliates, including each Affiliated Subadvisor, due to their relationships with the applicable Portfolio(s) as well as of New York Life Investments and its affiliates due to their relationships with the New York Life Investments Group of Funds.  Because each Affiliated Subadvisor is an affiliate of New York Life Investments whose subadvisory fee is paid by New York Life Investments, not the applicable Portfolio(s), the Board considered cost and profitability information for New York Life Investments and each Affiliated Subadvisor in the aggregate.
In addition, the Board acknowledged the difficulty in obtaining reliable comparative data about mutual fund managers’ profitability because such information generally is not publicly available and may be impacted by numerous factors, including the structure of a fund manager’s organization, the types of funds it manages, the methodology used to allocate certain fixed costs to specific funds and the manager’s capital structure and costs of capital.
In evaluating the costs of the services provided by New York Life Investments and each Affiliated Subadvisor, and profitability of New York Life Investments and its affiliates, including each Affiliated Subadvisor, due to their relationships with the applicable Portfolio(s), the Board considered, among other factors, New York Life Investments’ and its affiliates’, including each Affiliated Subadvisor’s, continuing investments in, or willingness to invest in, personnel and other resources that may support and further enhance the management of such Portfolio(s), and that New York Life Investments is responsible for paying the subadvisory fee for such Portfolio(s).  The Board also considered the financial resources of New York Life Investments and each Affiliated Subadvisor and acknowledged that New York Life Investments and each Affiliated Subadvisor must be in a position to recruit and retain experienced professional personnel and to maintain a strong financial position for New York Life Investments and each Affiliated Subadvisor to continue to provide high-quality services to the applicable Portfolio(s).  The Board recognized that each Portfolio benefits from the allocation of certain fixed costs among the funds in the New York Life Investments Group of Funds, among other expected benefits resulting from its relationship with New York Life Investments.
The Board considered information regarding New York Life Investments’ methodology for calculating profitability and allocating costs provided by New York Life Investments in connection with the fund profitability analysis presented to the Board.  The Board concluded that New York Life Investments’ methods for allocating costs and procedures for estimating overall profitability of the relationship with the funds in the New York Life Investments Group of Funds were reasonable.  The Board recognized the difficulty in calculating and evaluating a manager’s profitability with respect to each Portfolio and considered that other profitability methodologies may also be reasonable.
The Board also considered certain fall-out benefits that may be realized by New York Life Investments and its affiliates, including each Affiliated Subadvisor, due to their relationships with the applicable Portfolio(s), including reputational and other indirect benefits.  The Board recognized, for example, the benefits to certain Affiliated Subadvisors from legally permitted “soft-dollar” arrangements by which brokers provide research and other services to each such Affiliated Subadvisor in exchange for commissions paid by the applicable Portfolio(s) with respect to trades in such Portfolio(s)’s portfolio securities.  In addition, except with respect to the NYLI VP U.S. Government Money Market Portfolio, the Board considered its review of the management agreement for a money market fund advised by New York Life Investments and an Affiliated Subadvisor that serves as an investment option for each Portfolio, including the potential rationale for and costs associated with investments in this money market fund by each Portfolio, if any, and considered information from New York Life Investments that the nature and type of specific
26

investment advisory services provided to this money market fund are distinct from, or in addition to, the investment advisory services provided to each Portfolio.  In addition, the Board considered the potential dividend received tax deduction for insurance company affiliates of New York Life Investments from each Portfolio’s securities lending activity.
The Board noted that each Portfolio serves as an investment option primarily under variable contracts issued by affiliates of New York Life Investments that would receive fees under those contracts.  The Board observed that, in addition to fees earned by New York Life Investments under the Management Agreement for managing each Portfolio, New York Life Investments’ affiliates also earn revenues from serving each Portfolio in various other capacities, including as each Portfolio’s distributor, and insurance companies affiliated with New York Life Investments would be entitled to receive fees from each applicable Portfolio under a distribution and service plan adopted pursuant to Rule 12b-1 under the 1940 Act.  The Board considered information about these other revenues in the context of the profitability of the relationship with each Portfolio to New York Life Investments and its affiliates.  The Board noted that, although it assessed the overall profitability of the relationship with each Portfolio to New York Life Investments and its affiliates as part of the contract review process, when considering the reasonableness of the fee paid to New York Life Investments under the Management Agreement, the Board considered the profitability of New York Life Investments’ relationship with each Portfolio on a pre-tax basis and without regard to distribution expenses incurred by New York Life Investments from its own resources.
After evaluating the information deemed relevant by the Trustees, the Board concluded that any profits realized by New York Life Investments and its affiliates, including each Affiliated Subadvisor, due to their relationships with the applicable Portfolio(s) were not excessive and other expected benefits that may accrue to New York Life Investments and its affiliates, including each Affiliated Subadvisor, are reasonable.
Portfolios with one or more Unaffiliated Subadvisors (except for the NYLI VP Dimensional U.S. Equity Portfolio and NYLI VP Schroders Mid Cap Opportunities Portfolio)
The Board considered the costs of the services provided under each of the Advisory Agreements.  The Board also considered the profitability of New York Life Investments and its affiliates and each Unaffiliated Subadvisor due to their relationships with the applicable Portfolio(s) as well as of New York Life Investments and its affiliates due to their relationships with the New York Life Investments Group of Funds.  With respect to the profitability of each Unaffiliated Subadvisor’s relationship with the applicable Portfolio(s), the Board considered information from New York Life Investments that each Unaffiliated Subadvisor’s subadvisory fee reflected an arm’s-length negotiation and that this fee is paid by New York Life Investments, not the applicable Portfolio(s), and the relevance of each Unaffiliated Subadvisor’s profitability was considered by the Trustees in that context.  On this basis, the Board primarily considered the costs and profitability for New York Life Investments and its affiliates with respect to the applicable Portfolio(s).
In addition, the Board acknowledged the difficulty in obtaining reliable comparative data about mutual fund managers’ profitability because such information generally is not publicly available and may be impacted by numerous factors, including the structure of a fund manager’s organization, the types of funds it manages, the methodology used to allocate certain fixed costs to specific funds and the manager’s capital structure and costs of capital.
In evaluating the costs of the services provided by New York Life Investments and each Unaffiliated Subadvisor, and profitability of New York Life Investments and its affiliates and each Unaffiliated Subadvisor due to their relationships with the applicable Portfolio(s), the Board considered, among other factors, New York Life Investments’ and its affiliates’ and each Unaffiliated Subadvisor’s continuing investments in, or willingness to invest in, personnel and other resources that may support and further enhance the management of such Portfolio(s), and that New York Life Investments is responsible for paying the subadvisory fee for such Portfolio(s).  The Board also considered the financial resources of New York Life Investments and each Unaffiliated Subadvisor and acknowledged that New York Life Investments and each Unaffiliated Subadvisor must be in a position to recruit and retain experienced professional personnel and to maintain a strong financial position for New York Life Investments and the Unaffiliated Subadvisor to continue to provide high-quality services to the applicable Portfolio(s).  The Board recognized that each Portfolio benefits from the allocation of certain fixed costs among the funds in the New York Life Investments Group of Funds, among other expected benefits resulting from its relationship with New York Life Investments.
The Board considered information regarding New York Life Investments’ methodology for calculating profitability and allocating costs provided by New York Life Investments in connection with the fund profitability analysis presented to the Board.  The Board concluded that New York Life Investments’ methods for allocating costs and procedures for estimating overall profitability of the relationship with the funds in the New York Life Investments Group of Funds were reasonable.  The Board recognized the difficulty in calculating and evaluating a manager’s profitability with respect to each Portfolio and considered that other profitability methodologies may also be reasonable.
The Board also considered certain fall-out benefits that may be realized by New York Life Investments and its affiliates and each Unaffiliated Subadvisor and its affiliates due to their relationships with the applicable Portfolio(s), including reputational and other indirect benefits.  The Board recognized, for example, the benefits to certain Unaffiliated Subadvisors from legally permitted “soft-dollar” arrangements by which brokers provide research and other services to each such Unaffiliated Subadvisor in exchange for commissions paid by the applicable Portfolio(s) with respect to trades in such Portfolio(s)’s portfolio securities.  In this regard, the Board also requested and considered information from New York Life Investments concerning other material business relationships between each Unaffiliated Subadvisor and its affiliates and New York Life Investments and its affiliates. The Board further considered the existence of a strategic partnership between New York Life Investments and each of
27

CBRE Investment Management Listed Real Assets LLC, Epoch Investment Partners, Inc., PineStone Asset Management Inc., Wellington Management Company LLP and Winslow Capital Management, LLC that relates to certain current and future products and represents a potential conflict of interest associated with New York Life Investments’ recommendation to approve the continuation of the applicable Subadvisory Agreements. In addition, the Board considered its review of the management agreement for a money market fund advised by New York Life Investments and an Affiliated Subadvisor that serves as an investment option for each Portfolio, including the potential rationale for and costs associated with investments in this money market fund by each Portfolio, if any, and considered information from New York Life Investments that the nature and type of specific investment advisory services provided to this money market fund are distinct from, or in addition to, the investment advisory services provided to each Portfolio.  In addition, the Board considered the potential dividend received tax deduction for insurance company affiliates of New York Life Investments from each Portfolio’s securities lending activity.
The Board noted that each Portfolio serves as an investment option primarily under variable contracts issued by affiliates of New York Life Investments that would receive fees under those contracts.  The Board observed that, in addition to fees earned by New York Life Investments under the Management Agreement for managing each Portfolio, New York Life Investments’ affiliates also earn revenues from serving each Portfolio in various other capacities, including as each Portfolio’s distributor, and insurance companies affiliated with New York Life Investments would be entitled to receive fees from each Portfolio under a distribution and service plan adopted pursuant to Rule 12b-1 under the 1940 Act.  The Board considered information about these other revenues in the context of the profitability of the relationship with each Portfolio to New York Life Investments and its affiliates.  The Board noted that, although it assessed the overall profitability of the relationship with each Portfolio to New York Life Investments and its affiliates as part of the contract review process, when considering the reasonableness of the fee paid to New York Life Investments under the Management Agreement, the Board considered the profitability of New York Life Investments’ relationship with each Portfolio on a pre-tax basis and without regard to distribution expenses incurred by New York Life Investments from its own resources.
After evaluating the information deemed relevant by the Trustees, the Board concluded that any profits realized by New York Life Investments and its affiliates due to their relationships with the applicable Portfolio(s) were not excessive, other expected benefits that may accrue to New York Life Investments and its affiliates are reasonable and other expected benefits that may accrue to each Unaffiliated Subadvisor and its affiliates are consistent with those expected for a subadvisor to a mutual fund.  With respect to each Unaffiliated Subadvisor, the Board considered that any profits realized by such Unaffiliated Subadvisor due to its relationship with the applicable Portfolio(s) are the result of arm’s-length negotiations between New York Life Investments and such Unaffiliated Subadvisor, acknowledging that any such profits are based on the subadvisory fee paid to such Unaffiliated Subadvisor by New York Life Investments, not the applicable Portfolio(s).
Allocation Portfolios, NYLI VP Dimensional U.S. Equity Portfolio, NYLI VP Hedge Multi-Strategy Portfolio, NYLI VP Schroders Mid Cap Opportunities Portfolio and NYLI VP S&P 500 Index Portfolio
The Board considered the costs of the services provided under the Management Agreement.  The Board also considered the profitability of New York Life Investments and its affiliates due to their relationships with each Portfolio as well as of New York Life Investments and its affiliates due to their relationships with the New York Life Investments Group of Funds.
In addition, the Board acknowledged the difficulty in obtaining reliable comparative data about mutual fund managers’ profitability because such information generally is not publicly available and may be impacted by numerous factors, including the structure of a fund manager’s organization, the types of funds it manages, the methodology used to allocate certain fixed costs to specific funds and the manager’s capital structure and costs of capital.
In evaluating the costs of the services provided by New York Life Investments, and profitability of New York Life Investments and its affiliates due to their relationships with each Portfolio, the Board considered, among other factors, New York Life Investments’ and its affiliates’ continuing investments in, or willingness to invest in, personnel and other resources that may support and further enhance the management of each Portfolio.  The Board also considered the financial resources of New York Life Investments and acknowledged that New York Life Investments must be in a position to recruit and retain experienced professional personnel and to maintain a strong financial position for New York Life Investments to continue to provide high-quality services to each Portfolio.  The Board recognized that each Portfolio benefits from the allocation of certain fixed costs among the funds in the New York Life Investments Group of Funds, among other expected benefits resulting from its relationship with New York Life Investments.
The Board considered information regarding New York Life Investments’ methodology for calculating profitability and allocating costs provided by New York Life Investments in connection with the fund profitability analysis presented to the Board.  The Board concluded that New York Life Investments’ methods for allocating costs and procedures for estimating overall profitability of the relationship with the funds in the New York Life Investments Group of Funds were reasonable.  The Board recognized the difficulty in calculating and evaluating a manager’s profitability with respect to each Portfolio and considered that other profitability methodologies may also be reasonable.
The Board also considered certain fall-out benefits that may be realized by New York Life Investments and its affiliates due to their relationships with each Portfolio, including reputational and other indirect benefits.  In addition, the Board considered its review of the management agreement for a money market fund advised by New York Life Investments and an Affiliated Subadvisor that serves as an investment option for each
28

Portfolio, including the potential rationale for and costs associated with investments in this money market fund by each Portfolio, if any, and considered information from New York Life Investments that the nature and type of specific investment advisory services provided to this money market fund are distinct from, or in addition to, the investment advisory services provided to each Portfolio.  In addition, the Board considered the potential dividend received tax deduction for insurance company affiliates of New York Life Investments from each Portfolio’s securities lending activity.
The Board noted that each Portfolio serves as an investment option primarily under variable contracts issued by affiliates of New York Life Investments that would receive fees under those contracts.  The Board observed that, in addition to fees earned by New York Life Investments under the Management Agreement for managing each Portfolio, New York Life Investments’ affiliates also earn revenues from serving each Portfolio in various other capacities, including as each Portfolio’s distributor, and insurance companies affiliated with New York Life Investments would be entitled to receive fees from each Portfolio under a distribution and service plan adopted pursuant to Rule 12b-1 under the 1940 Act.  The Board considered information about these other revenues in the context of the profitability of the relationship with each Portfolio to New York Life Investments and its affiliates.  The Board noted that, although it assessed the overall profitability of the relationship with each Portfolio to New York Life Investments and its affiliates as part of the contract review process, when considering the reasonableness of the fee paid to New York Life Investments under the Management Agreement, the Board considered the profitability of New York Life Investments’ relationship with each Portfolio on a pre-tax basis and without regard to distribution expenses incurred by New York Life Investments from its own resources.
The Board noted that the Allocation Portfolios do not pay a management fee for the allocation and other management services provided by New York Life Investments under the Management Agreement but that shareholders of the Allocation Portfolios indirectly pay their pro rata share of the fees and expenses of the underlying funds in which the Allocation Portfolios invest.  The Board considered that the Allocation Portfolios’ investments in underlying funds managed by New York Life Investments or its affiliates indirectly benefit New York Life Investments or its affiliates.  The Board noted that it considers the profits realized by New York Life Investments and its affiliates with respect to the underlying New York Life Investments Funds as part of the annual contract review process for those funds.
After evaluating the information deemed relevant by the Trustees, the Board concluded that any profits realized by New York Life Investments and its affiliates due to their relationships with each Portfolio were not excessive.
Management and Subadvisory Fees and Total Ordinary Operating Expenses
The Board evaluated the reasonableness of the fee paid under each of the Advisory Agreements and each Portfolio’s total ordinary operating expenses.  With respect to the management fee and subadvisory fee for each Portfolio with one of more Subadvisors, the Board primarily considered the reasonableness of the management fee paid by the Portfolio to New York Life Investments because the subadvisory fee paid to each Subadvisor is paid by New York Life Investments, not the Portfolio.  The Board also considered the reasonableness of the subadvisory fee paid by New York Life Investments and the amount of the management fee retained by New York Life Investments with respect to each Portfolio with one or more Subadvisors.
In assessing the reasonableness of each Portfolio’s fees and expenses, the Board primarily considered comparative data provided by ISS on the fees and expenses of similar mutual funds managed by other investment advisers.  The Board considered New York Life Investments’ process for monitoring and addressing potential conflicts of interest in the selection of underlying funds.  In addition, the Board considered information provided by New York Life Investments and each Subadvisor on fees charged to other investment advisory clients, including institutional separate accounts and/or other funds, that follow investment strategies similar to those of the applicable Portfolio(s), if any.  The Board considered the contractual management fee schedule for each Portfolio as compared to those for such other investment advisory clients, taking into account the rationale for differences in fee schedules.  The Board also took into account information provided by New York Life Investments about the more extensive scope of services provided to registered investment companies, such as each Portfolio, as compared with other investment advisory clients.  Additionally, the Board considered the impact of contractual breakpoints, voluntary waivers and/or expense limitation arrangements, as applicable, on each Portfolio’s net management fee and expenses.  The Board also considered that in proposing fees for each Portfolio, New York Life Investments considers the competitive marketplace for mutual funds.
The Board also took into account the following considerations with respect to certain Portfolios:
1. With respect to the NYLI VP CBRE Global Infrastructure Portfolio, the Board considered its discussions with representatives from New York Life Investments regarding the total net expenses paid by the Portfolio.
2. With respect to the NYLI VP Winslow Large Cap Growth Portfolio, the Board considered its discussions with representatives from New York Life Investments regarding the management fee paid by the Portfolio.
3. With respect to the NYLI VP Hedge Multi-Strategy Portfolio, the Board considered its discussions with representatives from New York Life Investments regarding the management fee paid by the Portfolio.
Because the Allocation Portfolios do not pay a management fee to New York Life Investments, the Board considered the reasonableness of fees and expenses the Allocation Portfolios indirectly pay by investing in underlying funds that charge a management fee.  Additionally, because the Allocation Portfolios invest substantially all their assets in other funds advised by New York Life Investments or its affiliates, the Board also considered information provided by New York Life Investments regarding the fees and expenses associated with the Allocation Portfolios’
29

investments in other funds, including New York Life Investments’ finding that the applicable Allocation Portfolio’s fees and expenses do not duplicate the fees and expenses of the corresponding acquired fund (when required by Rule 12d1-4 under the 1940 Act).   Because the NYLI VP Hedge Multi-Strategy Portfolio invests primarily in ETFs, the Board also considered information provided by New York Life Investments regarding the fees and expenses associated with the Portfolio’s investments in ETFs, including New York Life Investments’ finding that the Portfolio’s fees and expenses do not duplicate the fees and expenses of the corresponding acquired ETF (when required by Rule 12d1-4 under the 1940 Act).
Additionally, with respect to the NYLI VP MacKay Convertible Portfolio, the Board noted that NYLIM Service Company LLC, an affiliate of New York Life Investments, serves as the transfer agent and dividend disbursing agent for the Service Class and Service 2 Class Shares of the Portfolio but that the Service Class and Service 2 Class Shares do not incur any fees for these services.
The Board further noted that, in certain prior years, New York Life Investments had provided support to the NYLI VP Government U.S. Money Market Portfolio in the form of voluntary waivers and/or reimbursements of fees and expenses in order to maintain a positive yield.
Based on the factors outlined above, among other considerations, the Board concluded that each Portfolio’s management fee and total ordinary operating expenses are within a range that is competitive and support a conclusion that these fees and expenses are reasonable.
Economies of Scale
The Board considered information regarding economies of scale, including whether economies of scale may exist with respect to each Portfolio and whether each Portfolio’s management fee and expense structure permits economies of scale, if any, to be appropriately shared with each Portfolio’s shareholders.  The Board also considered a report from New York Life Investments, previously prepared at the request of the Board, that addressed economies of scale, including with respect to the mutual fund business generally, and the various ways in which the benefits of economies of scale may be shared with the funds in the New York Life Investments Group of Funds.  Although the Board recognized the difficulty of determining economies of scale with precision, the Board acknowledged that economies of scale may be shared with each Portfolio in a number of ways, including, for example, through the imposition of fee breakpoints, initially setting management fee rates at scale or making additional investments to enhance the services provided to each Portfolio.  The Board reviewed information from New York Life Investments showing how each Portfolio’s management fee schedule compared to fee schedules of other funds and accounts managed by New York Life Investments.  The Board also reviewed information from ISS showing how each Portfolio’s management fee schedule compared with fees paid for similar services by peer funds at varying asset levels.  The Board noted that the Allocation Portfolios do not pay a management fee and that the Board separately considers economies of scale as part of its review of the management agreements of underlying New York Life Investments Funds in which the Allocation Portfolios invest and the benefit of any breakpoints in the management fee schedules for the underlying New York Life Investments Funds would pass through to shareholders of the Allocation Portfolios at the specified levels of underlying New York Life Investments Fund assets.
Based on this information, the Board concluded that economies of scale, if any, are appropriately shared for the benefit of each Portfolio’s shareholders through the Portfolio’s management fee and expense structure and other methods to share benefits from economies of scale.
Conclusion
On the basis of the information and factors summarized above, among other information and factors deemed relevant by the Trustees, and the evaluation thereof on a Portfolio-by-Portfolio basis, the Board, including the Independent Trustees voting separately, unanimously voted to approve the continuation of each of the Advisory Agreements for each applicable Portfolio.
1    Candriam, MacKay Shields LLC and NYL Investors LLC are referred to herein as the “Affiliated Subadvisors.” American Century Investment Management, Inc., Brown Advisory LLC, CBRE Investment Management Listed Real Assets LLC, Epoch Investment Partners, Inc., FIAM LLC, Janus Henderson Investors US LLC, Newton Investment Management North America, LLC, Pacific Investment Management Company LLC, PineStone Asset Management Inc., Segall Bryant & Hamill, LLC, Wellington Management Company LLP and Winslow Capital Management, LLC are referred to herein as the “Unaffiliated Subadvisors.”
“New York Life Investments” is both a service mark, and the common trade name, of certain investment advisors affiliated with New York Life Insurance Company. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
30

NYLI VP PineStone International Equity Portfolio
(formerly known as MainStay VP PineStone International Equity Portfolio)

Annual Report - Financial Statements and Other Information
December 31, 2024

Portfolio of Investments December 31, 2024†^
	Shares	Value
Common Stocks 98.8%
Australia 1.6%
Commonwealth Bank of Australia (Banks)	71,309	$ 6,763,950
Canada 2.5%
Canadian National Railway Co. (Ground Transportation)	105,918	10,751,736
Denmark 5.0%
Novo Nordisk A/S, Class B (Pharmaceuticals)	250,430	21,553,818
France 16.1%
Air Liquide SA (Chemicals)	36,631	5,954,207
Air Liquide SA, Loyalty Shares (Chemicals) (a)	77,000	12,516,010
EssilorLuxottica SA (Health Care Equipment & Supplies)	80,653	19,683,063
L'Oreal SA (Personal Care Products)	6,867	2,431,641
L'Oreal SA, Loyalty Shares (Registered) (Personal Care Products) (a)	28,000	9,914,949
LVMH Moet Hennessy Louis Vuitton SE (Textiles, Apparel & Luxury Goods)	29,241	19,248,844
		69,748,714
Germany 5.7%
Rational AG (Machinery)	7,774	6,624,886
SAP SE (Software)	74,185	18,155,530
		24,780,416
India 2.0%
HDFC Bank Ltd., ADR (Banks)	138,906	8,870,537
Japan 6.5%
Keyence Corp. (Electronic Equipment, Instruments & Components)	41,400	16,845,769
Shimano, Inc. (Leisure Products) (b)	49,500	6,677,601
Unicharm Corp. (Household Products)	599,400	4,925,734
		28,449,104
Netherlands 4.0%
ASML Holding NV (Semiconductors & Semiconductor Equipment)	24,901	17,506,185
Spain 2.2%
Amadeus IT Group SA (Hotels, Restaurants & Leisure)	138,592	9,790,828
	Shares	Value

Switzerland 8.2%
Cie Financiere Richemont SA (Registered) (Textiles, Apparel & Luxury Goods)	99,543	$ 15,130,911
Geberit AG (Registered) (Building Products)	14,341	8,093,545
Schindler Holding AG (Machinery)	45,342	12,492,303
		35,716,759
Taiwan 8.4%
Taiwan Semiconductor Manufacturing Co. Ltd., Sponsored ADR (Semiconductors & Semiconductor Equipment)	184,833	36,502,668
United Kingdom 24.6%
Ashtead Group plc (Trading Companies & Distributors)	127,563	7,928,912
Bunzl plc (Trading Companies & Distributors)	185,474	7,653,144
Diageo plc (Beverages)	351,262	11,158,527
Howden Joinery Group plc (Trading Companies & Distributors)	923,305	9,171,952
InterContinental Hotels Group plc (Hotels, Restaurants & Leisure)	168,666	21,018,166
Intertek Group plc (Professional Services)	140,016	8,287,524
London Stock Exchange Group plc (Capital Markets)	184,037	26,000,180
Spirax Group plc (Machinery)	71,914	6,171,497
Unilever plc (Personal Care Products)	164,474	9,349,927
		106,739,829
United States 12.0%
Alcon AG (Health Care Equipment & Supplies)	137,738	11,663,932
Aon plc, Class A (Insurance)	25,032	8,990,493
Nestle SA (Registered) (Food Products)	196,686	16,128,174
S&P Global, Inc. (Capital Markets)	30,829	15,353,767
		52,136,366
Total Common Stocks (Cost $394,273,420)		429,310,910
Short-Term Investments 1.1%
Affiliated Investment Company 1.0%
United States 1.0%
NYLI U.S. Government Liquidity Fund, 4.309% (c)	4,248,541	4,248,541

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
3

Portfolio of Investments December 31, 2024†^ (continued)
	Shares	Value
Short-Term Investments (continued)
Unaffiliated Investment Company 0.1%
United States 0.1%
Invesco Government & Agency Portfolio, 4.478% (c)(d)	528,730	$ 528,730
Total Short-Term Investments (Cost $4,777,271)		4,777,271
Total Investments (Cost $399,050,691)	99.9%	434,088,181
Other Assets, Less Liabilities	0.1	369,510
Net Assets	100.0%	$ 434,457,691

†	Percentages indicated are based on Portfolio net assets.
^	Industry and country classifications may be different than those used for compliance monitoring purposes.
(a)	Non-income producing security.
(b)	All or a portion of this security was held on loan. As of December 31, 2024, the aggregate market value of securities on loan was $499,134. The Portfolio received cash collateral with a value of $528,730. (See Note 2(I))
(c)	Current yield as of December 31, 2024.
(d)	Represents a security purchased with cash collateral received for securities on loan.
Investments in Affiliates (in 000's)
Investments in issuers considered to be affiliate(s) of the Portfolio during the year ended December 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Investment Companies	Value, Beginning of Year	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Year	Dividend Income	Other Distributions	Shares End of Year
NYLI U.S. Government Liquidity Fund	$ 83	$ 63,823	$ (59,657)	$ —	$ —	$ 4,249	$ 57	$ —	4,249
Abbreviation(s):
ADR—American Depositary Receipt
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
4	NYLI VP PineStone International Equity Portfolio

The following is a summary of the fair valuations according to the inputs used as of December 31, 2024, for valuing the Portfolio’s assets:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Common Stocks
Denmark	$ —	$ 21,553,818	$ —	$ 21,553,818
Germany	—	24,780,416	—	24,780,416
Japan	—	28,449,104	—	28,449,104
Switzerland	—	35,716,759	—	35,716,759
United States	24,344,260	27,792,106	—	52,136,366
All Other Countries	266,674,447	—	—	266,674,447
Total Common Stocks	291,018,707	138,292,203	—	429,310,910
Short-Term Investments
Affiliated Investment Company	4,248,541	—	—	4,248,541
Unaffiliated Investment Company	528,730	—	—	528,730
Total Short-Term Investments	4,777,271	—	—	4,777,271
Total Investments in Securities	$ 295,795,978	$ 138,292,203	$ —	$ 434,088,181

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
5

Portfolio of Investments December 31, 2024†^ (continued)
Industry Diversification
	Value	Percent
Banks	$15,634,487	3.6%
Beverages	11,158,527	2.6
Building Products	8,093,545	1.9
Capital Markets	41,353,947	9.5
Chemicals	18,470,217	4.2
Electronic Equipment, Instruments & Components	16,845,769	3.9
Food Products	16,128,174	3.7
Ground Transportation	10,751,736	2.5
Health Care Equipment & Supplies	31,346,995	7.2
Hotels, Restaurants & Leisure	30,808,994	7.1
Household Products	4,925,734	1.1
Insurance	8,990,493	2.1
Leisure Products	6,677,601	1.5
Machinery	25,288,686	5.8
Personal Care Products	21,696,517	5.0
Pharmaceuticals	21,553,818	5.0
Professional Services	8,287,524	1.9
Semiconductors & Semiconductor Equipment	54,008,853	12.4
Software	18,155,530	4.2
Textiles, Apparel & Luxury Goods	34,379,755	7.9
Trading Companies & Distributors	24,754,008	5.7
	429,310,910	98.8
Short-Term Investments	4,777,271	1.1
Other Assets, Less Liabilities	369,510	0.1
Net Assets	$434,457,691	100.0%

†	Percentages indicated are based on Portfolio net assets.
^	Industry and country classifications may be different than those used for compliance monitoring purposes.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
6	NYLI VP PineStone International Equity Portfolio

Statement of Assets and Liabilities as of December 31, 2024
Assets
Investment in unaffiliated securities, at value (identified cost $394,802,150) including securities on loan of $499,134	$429,839,640
Investment in affiliated investment companies, at value (identified cost $4,248,541)	4,248,541
Cash denominated in foreign currencies (identified cost $52,860)	52,768
Receivables:
Dividends	1,202,594
Portfolio shares sold	226,571
Other assets	2,657
Total assets	435,572,771
Liabilities
Cash collateral received for securities on loan	528,730
Due to custodian	49,077
Payables:
Manager (See Note 3)	300,165
Portfolio shares redeemed	135,613
NYLIFE Distributors (See Note 3)	45,288
Professional fees	42,496
Custodian	12,792
Shareholder communication	750
Trustees	11
Accrued expenses	158
Total liabilities	1,115,080
Net assets	$434,457,691
Composition of Net Assets
Shares of beneficial interest outstanding (par value of $.001 per share) unlimited number of shares authorized	$39,325
Additional paid-in-capital	496,746,908
496,786,233
Total distributable earnings (loss)	(62,328,542)
Net assets	$434,457,691
Initial Class
Net assets applicable to outstanding shares	$226,202,802
Shares of beneficial interest outstanding	20,291,529
Net asset value per share outstanding	$11.15
Service Class
Net assets applicable to outstanding shares	$208,254,889
Shares of beneficial interest outstanding	19,033,737
Net asset value per share outstanding	$10.94

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
7

Statement of Operations for the year ended December 31, 2024
Investment Income (Loss)
Income
Dividends-unaffiliated (net of foreign tax withholding of $802,693)	$7,179,225
Dividends-affiliated	57,475
Securities lending, net	3,084
Total income	7,239,784
Expenses
Manager (See Note 3)	3,658,391
Distribution/Service—Service Class (See Note 3)	560,210
Professional fees	121,811
Custodian	56,039
Shareholder communication	32,851
Trustees	10,906
Miscellaneous	28,434
Total expenses	4,468,642
Net investment income (loss)	2,771,142
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Unaffiliated investment transactions(a)	13,981,493
Foreign currency transactions	(79,681)
Net realized gain (loss)	13,901,812
Net change in unrealized appreciation (depreciation) on:
Unaffiliated investments	4,778,389
Translation of other assets and liabilities in foreign currencies	(66,267)
Net change in unrealized appreciation (depreciation)	4,712,122
Net realized and unrealized gain (loss)	18,613,934
Net increase (decrease) in net assets resulting from operations	$21,385,076

(a)	Realized gain (loss) on security transactions recorded net of foreign capital gains tax in the amount of $136,636.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
8	NYLI VP PineStone International Equity Portfolio

Statements of Changes in Net Assets
for the years ended December 31, 2024 and December 31, 2023
	2024	2023
Increase (Decrease) in Net Assets
Operations:
Net investment income (loss)	$2,771,142	$2,425,153
Net realized gain (loss)	13,901,812	(40,383,651)
Net change in unrealized appreciation (depreciation)	4,712,122	58,070,479
Net increase (decrease) in net assets resulting from operations	21,385,076	20,111,981
Distributions to shareholders:
Initial Class	(1,273,280)	—
Service Class	(738,017)	—
Total distributions to shareholders	(2,011,297)	—
Capital share transactions:
Net proceeds from sales of shares	55,583,289	114,523,839
Net asset value of shares issued to shareholders in reinvestment of distributions	2,011,297	—
Cost of shares redeemed	(114,459,649)	(104,097,981)
Increase (decrease) in net assets derived from capital share transactions	(56,865,063)	10,425,858
Net increase (decrease) in net assets	(37,491,284)	30,537,839
Net Assets
Beginning of year	471,948,975	441,411,136
End of year	$434,457,691	$471,948,975
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
9

Financial Highlights selected per share data and ratios
	Year Ended December 31,
Initial Class	2024	2023	2022	2021	2020
Net asset value at beginning of year	$10.73	$10.29	$17.98	$18.43	$16.21
Net investment income (loss) (a)	0.09	0.07	0.02	0.07	0.03
Net realized and unrealized gain (loss)	0.40	0.37	(5.06)	2.12	3.24
Total from investment operations	0.49	0.44	(5.04)	2.19	3.27
Less distributions:
From net investment income	(0.07)	—	(0.04)	(0.02)	(0.12)
From net realized gain on investments	—	—	(2.61)	(2.62)	(0.93)
Total distributions	(0.07)	—	(2.65)	(2.64)	(1.05)
Net asset value at end of year	$11.15	$10.73	$10.29	$17.98	$18.43
Total investment return (b)	4.51%	4.28%(c)	(26.45)%	12.24%	20.85%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	0.75%	0.65%	0.12%	0.37%	0.16%
Net expenses (d)	0.85%	0.92%	0.95%	0.93%	0.96%
Portfolio turnover rate	9%	155%	102%	86%	135%
Net assets at end of year (in 000's)	$226,203	$244,914	$205,666	$266,747	$245,101

(a)	Per share data based on average shares outstanding during the year.
(b)	Total return does not reflect any deduction of sales charges, mortality and expense charges, contract charges or administrative charges.
(c)	Total investment return may reflect adjustments to conform to generally accepted accounting principles.
(d)	In addition to the fees and expenses which the Portfolio bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.

	Year Ended December 31,
Service Class	2024	2023	2022	2021	2020
Net asset value at beginning of year	$10.53	$10.12	$17.75	$18.24	$16.06
Net investment income (loss) (a)	0.05	0.04	(0.02)	0.02	(0.01)
Net realized and unrealized gain (loss)	0.40	0.37	(5.00)	2.11	3.20
Total from investment operations	0.45	0.41	(5.02)	2.13	3.19
Less distributions:
From net investment income	(0.04)	—	—	—	(0.08)
From net realized gain on investments	—	—	(2.61)	(2.62)	(0.93)
Total distributions	(0.04)	—	(2.61)	(2.62)	(1.01)
Net asset value at end of year	$10.94	$10.53	$10.12	$17.75	$18.24
Total investment return (b)	4.25%	4.05%(c)	(26.63)%	11.96%	20.54%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	0.46%	0.41%	(0.12)%	0.12%	(0.08)%
Net expenses (d)	1.10%	1.17%	1.20%	1.18%	1.21%
Portfolio turnover rate	9%	155%	102%	86%	135%
Net assets at end of year (in 000's)	$208,255	$227,035	$235,745	$321,135	$315,244

(a)	Per share data based on average shares outstanding during the year.
(b)	Total return does not reflect any deduction of sales charges, mortality and expense charges, contract charges or administrative charges.
(c)	Total investment return may reflect adjustments to conform to generally accepted accounting principles.
(d)	In addition to the fees and expenses which the Portfolio bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
10	NYLI VP PineStone International Equity Portfolio

Notes to Financial Statements
Note 1–Organization and Business
New York Life Investments VP Funds Trust (the “Fund”) (formerly known as MainStay VP Funds Trust) was organized as a Delaware statutory trust on February 1, 2011. The Fund is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Fund is comprised of thirty-three separate series (collectively referred to as the “Portfolios”). These financial statements and notes relate to the NYLI VP PineStone International Equity Portfolio (formerly known as MainStay VP PineStone International Equity Portfolio) (the "Portfolio"), a "diversified” portfolio, as that term is defined in the 1940 Act, as interpreted or modified by regulatory authorities having jurisdiction, from time to time.
Shares of the Portfolio are currently offered to certain separate accounts to fund variable annuity policies and variable universal life insurance policies issued by New York Life Insurance and Annuity Corporation (“NYLIAC”), a wholly-owned subsidiary of New York Life Insurance Company (“New York Life”) and may also be offered to fund variable annuity policies and variable universal life insurance policies issued by other insurance companies. NYLIAC allocates shares of the Portfolio to, among others, certain NYLIAC separate accounts. Shares of the Portfolio are also offered to the NYLI VP Conservative Allocation Portfolio, NYLI VP Moderate Allocation Portfolio, NYLI VP Growth Allocation Portfolio and NYLI VP Equity Allocation Portfolio, which operate as “funds-of-funds," and other variable insurance funds.
The following table lists the Portfolio's share classes that have been registered and commenced operations:
Class	Commenced Operations
Initial Class	May 1, 1995
Service Class	June 5, 2003
Shares of the Portfolio are offered and are redeemed at a price equal to their respective net asset value (“NAV”) per share. No sales or redemption charge is applicable to the purchase or redemption of the Portfolio's shares. Under the terms of the Fund’s multiple class plan, adopted pursuant to Rule 18f-3 under the 1940 Act, the classes differ in that, among other things, Service Class shares of the Portfolio pay a combined distribution and service fee of 0.25% of average daily net assets attributable to Service Class shares of the Portfolio to the Distributor (as defined in Note 3(B)) pursuant to a plan adopted in accordance with Rule 12b-1 under the 1940 Act. Contract owners of variable annuity contracts purchased after June 2, 2003, are permitted to invest only in the Service Class shares.
The Portfolio's investment objective is to seek capital appreciation.
In this reporting period, the Portfolio adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures ("ASU 2023-07"). Adoption of the new standard impacted financial statement disclosures only and did not affect the Portfolio's financial position or its results of operations. The intent of ASU 2023-07 is, through improved segment disclosures, to enable investors to better understand an entity's overall performance and to assess its potential future cash flows. NYLI Disclosure Committee ("Committee") acts as the Portfolio's chief operating decision maker assessing performance and making decisions about resource allocation. The Committee has determined that the Portfolio has a single operating segment based on the fact that the Committee monitors the operating results of the Portfolio as a whole and the Portfolio's long-term strategic asset allocation is pre-determined in accordance with the terms of its respective prospectus, based on a defined investment strategy which is executed by the Portfolio's portfolio managers as a team. The financial information provided to and reviewed by the Committee is consistent with that presented in the Portfolio's Portfolio of Investments, Statement of Changes in Net Assets and Financial Highlights.
Note 2–Significant Accounting Policies
The Portfolio is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services—Investment Companies. The Portfolio prepares its financial statements in accordance with generally accepted accounting principles (“GAAP”) in the United States of America and follows the significant accounting policies described below.
(A) Securities Valuation.  Investments are usually valued as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time) on each day the Portfolio is open for business ("valuation date").
Pursuant to Rule 2a-5 under the 1940 Act, the Board of Trustees of the Fund (the "Board") has designated New York Life Investment Management LLC (“New York Life Investments” or the "Manager") as its Valuation Designee (the "Valuation Designee"). The Valuation Designee is responsible for performing fair valuations relating to all investments in the Portfolio’s portfolio for which market quotations are not readily available; periodically assessing and managing material valuation risks; establishing and applying fair value methodologies; testing fair valuation methodologies; evaluating and overseeing pricing services; ensuring appropriate segregation of valuation and portfolio management functions; providing quarterly, annual and prompt reporting to the Board, as appropriate; identifying potential conflicts of interest; and maintaining appropriate records. The Valuation Designee has established a valuation committee ("Valuation Committee") to assist in carrying out the Valuation Designee’s responsibilities and establish prices of securities for which market quotations are not readily available. The Portfolio's and the Valuation Designee's policies and procedures ("Valuation Procedures") govern the Valuation Designee’s selection and application of methodologies for determining and calculating the fair value of Portfolio investments. The Valuation Designee may value the Portfolio's portfolio securities for which market quotations are not readily available and other Portfolio assets utilizing inputs from pricing services and other third-party sources. The Valuation Committee meets (in person, via electronic mail or via teleconference) on an ad-hoc basis to determine fair valuations and

11

Notes to Financial Statements (continued)
on a quarterly basis to review fair value events with respect to certain securities for which market quotations are not readily available, including valuation risks and back-testing results, and to preview reports to the Board.
The Valuation Committee establishes prices of securities for which market quotations are not readily available based on such methodologies and measurements on a regular basis after considering information that is reasonably available and deemed relevant by the Valuation Committee. The Board shall oversee the Valuation Designee and review fair valuation materials on a prompt, quarterly and annual basis and approve proposed revisions to the Valuation Procedures.
Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to the Valuation Procedures. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the Portfolio can access at the measurement date, provided that a quotation will not be readily available if it is not reliable. "Fair value" is defined as the price the Portfolio would reasonably expect to receive upon selling an asset or liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the asset or liability. Fair value measurements are determined within a framework that establishes a three-tier hierarchy that maximizes the use of observable market data and minimizes the use of unobservable inputs to establish a classification of fair value measurements for disclosure purposes. "Inputs" refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, such as the risk inherent in a particular valuation technique used to measure fair value using a pricing model and/or the risk inherent in the inputs for the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions market participants would use in pricing the asset or liability based on the information available. The inputs or methodology used for valuing assets or liabilities may not be an indication of the risks associated with investing in those assets or liabilities. The three-tier hierarchy of inputs is summarized below.
•	Level 1—quoted prices (unadjusted) in active markets for an identical asset or liability
•	Level 2—other significant observable inputs (including quoted prices for a similar asset or liability in active markets, interest rates and yield curves, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio's own assumptions about the assumptions that market participants would use in measuring fair value of an asset or liability)
The level of an asset or liability within the fair value hierarchy is based on the lowest level of an input, both individually and in the aggregate, that is significant to the fair value measurement. The aggregate value by input level of the Portfolio’s assets and liabilities as of December 31, 2024, is included at the end of the Portfolio of Investments.
The Portfolio may use third-party vendor evaluations, whose prices may be derived from one or more of the following standard inputs, among others:
• Broker/dealer quotes	• Benchmark securities
• Two-sided markets	• Reference data (corporate actions or material event notices)
• Bids/offers	• Monthly payment information
• Industry and economic events	• Reported trades
An asset or liability for which a market quotation is not readily available is valued by methods deemed reasonable in good faith by the Valuation Committee, following the Valuation Procedures to represent fair value. Under these procedures, the Valuation Designee generally uses a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information. The Valuation Designee may also use an income-based valuation approach in which the anticipated future cash flows of the asset or liability are discounted to calculate fair value. Fair value represents a good faith approximation of the value of a security. Fair value determinations involve the consideration of a number of subjective factors, an analysis of applicable facts and circumstances and the exercise of judgment. As a result, it is possible that the fair value for a security determined in good faith in accordance with the Valuation Procedures may differ from valuations for the same security determined for other funds using their own valuation procedures. Although the Valuation Procedures are designed to value a security at the price the Portfolio may reasonably expect to receive upon the security's sale in an orderly transaction, there can be no assurance that any fair value determination thereunder would, in fact, approximate the amount that the Portfolio would actually realize upon the sale of the security or the price at which the security would trade if a reliable market price were readily available. During the year ended December 31, 2024, there were no material changes to the fair value methodologies.
Securities which may be valued in this manner include, but are not limited to: (i) a security for which trading has been halted or suspended or otherwise does not have a readily available market quotation on a given day; (ii) a debt security that has recently gone into default and for which there is not a current market quotation; (iii) a security of an issuer that has entered into a restructuring; (iv) a security that has been delisted from a national exchange; (v) a security subject to trading collars for which no or limited trading takes place; and (vi) a security whose principal market has been temporarily closed at a time when, under normal conditions, it would be open. Securities valued in this manner are generally categorized as Level 2 or 3 in the hierarchy.
Certain securities held by the Portfolio may principally trade in foreign markets. Events may occur between the time the foreign markets close and the time at which the Portfolio's NAVs are calculated. These events may include, but are not limited to, situations relating to a single issuer in

12	NYLI VP PineStone International Equity Portfolio

a market sector, significant fluctuations in U.S. or foreign markets, natural disasters, armed conflicts, governmental actions or other developments not tied directly to the securities markets. Should the Valuation Designee conclude that such events may have affected the accuracy of the last price of such securities reported on the local foreign market, the Valuation Designee may, pursuant to the Valuation Procedures, adjust the value of the local price to reflect the estimated impact on the price of such securities as a result of such events. In this instance, securities are generally categorized as Level 3 in the hierarchy. Additionally, certain foreign equity securities are also fair valued whenever the movement of a particular index exceeds certain thresholds. In such cases, the securities are fair valued by applying factors provided by a third-party vendor in accordance with the Valuation Procedures and are generally categorized as Level 2 in the hierarchy.
If the principal market of certain foreign equity securities is closed in observance of a local foreign holiday, these securities are valued using the last closing price of regular trading on the relevant exchange and fair valued by applying factors provided by a third-party vendor in accordance with the Valuation Procedures. These securities are generally categorized as Level 2 in the hierarchy.
Equity securities, rights and warrants, if applicable, are valued at the last quoted sales prices as of the close of regular trading on the relevant exchange on each valuation date. Securities that are not traded on the valuation date are valued at the mean of the last quoted bid and ask prices. Prices are normally taken from the principal market in which each security trades. These securities are generally categorized as Level 1 in the hierarchy.
Investments in mutual funds, including money market funds, are valued at their respective NAVs at the close of business each day on the valuation date. These securities are generally categorized as Level 1 in the hierarchy.
Temporary cash investments acquired in excess of 60 days to maturity at the time of purchase are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities and ratings), both as furnished by independent pricing services. Temporary cash investments that mature in 60 days or less at the time of purchase ("Short-Term Investments") are valued using the amortized cost method of valuation, unless the use of such method would be inappropriate. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between such cost and the principal on maturity date. Amortized cost approximates the current fair value of a security. Securities valued using the amortized cost method are not valued using quoted prices in an active market and are generally categorized as Level 2 in the hierarchy.
The information above is not intended to reflect an exhaustive list of the methodologies that may be used to value portfolio investments. The Valuation Procedures permit the use of a variety of valuation methodologies in connection with valuing portfolio investments. The methodology used for a specific type of investment may vary based on the market data available or other considerations. The methodologies summarized above may not represent the specific means by which portfolio investments are valued on any particular business day.
(B) Income Taxes.   The Portfolio's policy is to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute all of its taxable income to the shareholders of the Portfolio within the allowable time limits.
The Manager evaluates the Portfolio’s tax positions to determine if the tax positions taken meet the minimum recognition threshold in connection with accounting for uncertainties in income tax positions taken or expected to be taken for the purposes of measuring and recognizing tax liabilities in the financial statements. Recognition of tax benefits of an uncertain tax position is permitted only to the extent the position is “more likely than not” to be sustained assuming examination by taxing authorities. The Manager analyzed the Portfolio's tax positions taken on federal, state and local income tax returns for all open tax years (for up to three tax years) and has concluded that no provisions for federal, state and local income tax are required in the Portfolio's financial statements. The Portfolio's federal, state and local income tax and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state and local departments of revenue.
(C) Foreign Taxes. The Portfolio may be subject to foreign taxes on income and other transaction-based taxes imposed by certain countries in which it invests. A portion of the taxes on gains on investments or currency purchases/repatriation may be reclaimable. The Portfolio will accrue such taxes and reclaims as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.
The Portfolio may be subject to taxation on realized capital gains, repatriation proceeds and other transaction-based taxes imposed by certain countries in which it invests. The Portfolio will accrue such taxes as applicable based upon its current interpretation of tax rules and regulations that exist in the market in which it invests. Capital gains taxes relating to positions still held are reflected as a liability in the Statement of Assets and Liabilities, as well as an adjustment to the Portfolio's net unrealized appreciation (depreciation). Taxes related to capital gains realized, if any, are reflected as part of net realized gain (loss) in the Statement of Operations. Changes in tax liabilities related to capital gains taxes on unrealized investment gains, if any, are reflected as part of the change in net unrealized appreciation (depreciation) on investments in the Statement of Operations. Transaction-based charges are generally assessed as a percentage of the transaction amount.
(D) Dividends and Distributions to Shareholders. Dividends and distributions are recorded on the ex-dividend date. The Portfolio intends to declare and pay dividends from net investment income and distributions from net realized capital and currency gains, if any, at least annually. All dividends and distributions are reinvested at NAV in the same
13

Notes to Financial Statements (continued)
class of shares of the Portfolio. Dividends and distributions to shareholders are determined in accordance with federal income tax regulations and may differ from determinations using GAAP.
(E) Security Transactions and Investment Income. The Portfolio records security transactions on the trade date. Realized gains and losses on security transactions are determined using the identified cost method. Dividend income is recognized on the ex-dividend date, net of any foreign tax withheld at the source, and interest income is accrued as earned using the effective interest rate method. Distributions received from real estate investment trusts, if applicable, may be classified as dividends, capital gains and/or return of capital.
Investment income and realized and unrealized gains and losses on investments of the Portfolio are allocated pro rata to the separate classes of shares based upon their relative net assets on the date the income is earned or realized and unrealized gains and losses are incurred.
(F) Expenses.  Expenses of the Fund are allocated to the individual Portfolios in proportion to the net assets of the respective Portfolios when the expenses are incurred, except where direct allocations of expenses can be made. Expenses (other than fees incurred under the distribution and service plans, further discussed in Note 3(B), which are charged directly to the Service Class shares) are allocated to separate classes of shares pro rata based upon their relative net assets on the date the expenses are incurred. The expenses borne by the Portfolio, including those of related parties to the Portfolio, are shown in the Statement of Operations.
Additionally, the Portfolio may invest in mutual funds, which are subject to management fees and other fees that may cause the costs of investing in mutual funds to be greater than the costs of owning the underlying securities directly. These indirect expenses of mutual funds are not included in the amounts shown as expenses in the Statement of Operations or in the expense ratios included in the Financial Highlights.
(G) Use of Estimates.  In preparing financial statements in conformity with GAAP, the Manager makes estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates and assumptions.
(H) Foreign Currency Transactions. The Portfolio's books and records are maintained in U.S. dollars. Prices of securities denominated in foreign currency amounts are translated into U.S. dollars at the mean between the buying and selling rates last quoted by any major U.S. bank at the following dates:
(i) market value of investment securities, other assets and liabilities— at the valuation date; and
(ii) purchases and sales of investment securities, income and expenses—at the date of such transactions.
The assets and liabilities that are denominated in foreign currency amounts are presented at the exchange rates and market values at the close of the period. The realized and unrealized changes in net assets arising from fluctuations in exchange rates and market prices of securities are not separately presented.
Net realized gain (loss) on foreign currency transactions represents net currency gains or losses realized as a result of differences between the amounts of securities sale proceeds or purchase cost, dividends, interest and withholding taxes as recorded on the Portfolio's books, and the U.S. dollar equivalent amount actually received or paid. Net currency gains or losses from valuing such foreign currency denominated assets and liabilities, other than investments at valuation date exchange rates, are reflected in unrealized foreign exchange gains or losses.
(I) Securities Lending. In order to realize additional income, the Portfolio may engage in securities lending, subject to the limitations set forth in the 1940 Act and relevant guidance by the staff of the Securities and Exchange Commission (“SEC”). If the Portfolio engages in securities lending, the Portfolio will lend through its custodian, JPMorgan Chase Bank, N.A., ("JPMorgan"), acting as securities lending agent on behalf of the Portfolio. Under the current arrangement, JPMorgan will manage the Portfolio's collateral in accordance with the securities lending agency agreement between the Portfolio and JPMorgan, and indemnify the Portfolio against counterparty risk. The loans will be collateralized by cash (which may be invested in a money market fund) and/or non-cash collateral (which may include U.S. Treasury securities and/or U.S. government agency securities issued or guaranteed by the United States government or its agencies or instrumentalities) at least equal at all times to the market value of the securities loaned. Non-cash collateral held at year end is segregated and cannot be transferred by the Portfolio. The Portfolio bears the risk of delay in recovery of, or loss of rights in, the securities loaned. The Portfolio may also record a realized gain or loss on securities deemed sold due to a borrower’s inability to return securities on loan. The Portfolio bears the risk of any loss on investment of cash collateral. The Portfolio will receive compensation for lending its securities in the form of fees or it will retain a portion of interest earned on the investment of any cash collateral. The Portfolio will also continue to receive interest and dividends on the securities loaned and any gain or loss in the market price of the securities loaned that may occur during the term of the loan will be for the account of the Portfolio. Income earned from securities lending activities, if any, is reflected in the Statement of Operations.
(J) Foreign Securities Risk.  The Portfolio invests in foreign securities, which carry certain risks that are in addition to the usual risks inherent in domestic securities. Foreign regulatory regimes and securities markets can have less stringent investor protections and disclosure standards and less liquid trading markets than U.S. regulatory regimes and securities markets, and can experience political, social and economic developments that may affect the value of investments in foreign securities. These risks include those resulting from currency fluctuations, future adverse political or economic developments and possible imposition of currency exchange blockages or other foreign governmental laws or restrictions. Economic sanctions and other similar governmental actions or developments could, among other things, effectively restrict or

14	NYLI VP PineStone International Equity Portfolio

eliminate the Portfolio's ability to purchase or sell certain foreign securities or groups of foreign securities, and thus may make the Portfolio's investments in such securities less liquid or more difficult to value. These risks are likely to be greater in emerging markets than in developed markets. The ability of issuers of debt securities held by the Portfolio to meet their obligations may be affected by, among other things, economic or political developments in a specific country, industry or region.
(K) Indemnifications.  Under the Fund’s organizational documents, its officers and trustees are indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Portfolio enters into contracts with third-party service providers that contain a variety of representations and warranties and that may provide general indemnifications. The Portfolio's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio that have not yet occurred. The Manager believes that the risk of loss in connection with these potential indemnification obligations is remote. However, there can be no assurance that material liabilities related to such obligations will not arise in the future, which could adversely impact the Portfolio.
Note 3–Fees and Related Party Transactions
(A) Manager and Subadvisor. New York Life Investments, a registered investment adviser and an indirect, wholly-owned subsidiary of New York Life, serves as the Portfolio's Manager, pursuant to an Amended and Restated Management Agreement ("Management Agreement"). The Manager provides offices, conducts clerical, recordkeeping and bookkeeping services and keeps most of the financial and accounting records required to be maintained by the Portfolio. Except for the portion of salaries and expenses that are the responsibility of the Portfolio, the Manager pays the salaries and expenses of all personnel affiliated with the Portfolio and certain operational expenses of the Portfolio. The Portfolio reimburses New York Life Investments in an amount equal to the portion of the compensation of the Chief Compliance Officer attributable to the Portfolio. PineStone Asset Management Inc. ("PineStone" or the "Subadvisor"), a registered investment adviser, serves as the Subadvisor to the Portfolio and is responsible for the day-to-day portfolio management of the Portfolio. Pursuant to the terms of a Subadvisory Agreement between New York Life Investments and PineStone, New York Life Investments pays for the services of the Subadvisor.
Pursuant to the Management Agreement, the Fund pays the Manager, on behalf of the Portfolio, a monthly fee for the services performed and the facilities furnished at an annual rate of 0.80% of the Portfolio's average daily net assets.
During the year ended December 31, 2024, New York Life Investments earned fees from the Portfolio in the amount of $3,658,391 and paid the Subadvisor fees in the amount of $1,737,736.
JPMorgan provides sub-administration and sub-accounting services to the Portfolio pursuant to an agreement with New York Life Investments.
These services include calculating the daily NAVs of the Portfolio, maintaining the general ledger and sub-ledger accounts for the calculation of the Portfolio's NAVs, and assisting New York Life Investments in conducting various aspects of the Portfolio's administrative operations. For providing these services to the Portfolio, JPMorgan is compensated by New York Life Investments.
Pursuant to an agreement between the Fund and New York Life Investments, New York Life Investments is responsible for providing or procuring certain regulatory reporting services for the Portfolio. The Portfolio will reimburse New York Life Investments for the actual costs incurred by New York Life Investments in connection with providing or procuring these services for the Portfolio.
(B) Distribution and Service Fees.  The Fund, on behalf of the Portfolio, has entered into a distribution agreement with NYLIFE Distributors LLC (the “Distributor”), an affiliate of New York Life Investments. The Portfolio has adopted a distribution plan (the “Plan”) in accordance with the provisions of Rule 12b-1 under the 1940 Act. Under the Plan, the Distributor has agreed to provide, through its affiliates or independent third parties, various distribution-related, shareholder and administrative support services to the Service Class shareholders. For its services, the Distributor is entitled to a combined distribution and service fee accrued daily and paid monthly at an annual rate of 0.25% of the average daily net assets attributable to the Service Class shares of the Portfolio.
Note 4-Federal Income Tax
As of December 31, 2024, the cost and unrealized appreciation (depreciation) of the Portfolio’s investment portfolio, including applicable derivative contracts and other financial instruments, as determined on a federal income tax basis, were as follows:
	Federal Tax Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Investments in Securities	$399,521,263	$63,249,957	$(28,683,039)	$34,566,918
As of December 31, 2024, the components of accumulated gain (loss) on a tax basis were as follows:
Ordinary Income	Accumulated Capital and Other Gain (Loss)	Other Temporary Differences	Unrealized Appreciation (Depreciation)	Total Accumulated Gain (Loss)
$2,828,084	$(99,664,712)	$—	$34,508,086	$(62,328,542)
The difference between book-basis and tax-basis unrealized appreciation (depreciation) is primarily due to wash sale adjustments.
As of December 31, 2024, for federal income tax purposes, capital loss carryforwards of $99,664,712, as shown in the table below, were available to the extent provided by the regulations to offset future realized gains of the Portfolio. Accordingly, no capital gains distributions are
15

Notes to Financial Statements (continued)
expected to be paid to shareholders until net gains have been realized in excess of such amounts.
Capital Loss Available Through	Short-Term Capital Loss Amounts (000’s)	Long-Term Capital Loss Amounts (000’s)
Unlimited	$53,654	$46,011
The Portfolio utilized $14,071,843 of capital loss carryforwards during the year ended December 31, 2024.
During the years ended December 31, 2024 and December 31, 2023, the tax character of distributions paid as reflected in the Statements of Changes in Net Assets was as follows:
	2024	2023
Distributions paid from:
Ordinary Income	$2,011,297	$—
Note 5–Custodian
JPMorgan is the custodian of cash and securities held by the Portfolio. Custodial fees are charged to the Portfolio based on the Portfolio's net assets and/or the market value of securities held by the Portfolio and the number of certain transactions incurred by the Portfolio.
Note 6–Line of Credit
The Portfolio and certain other funds managed by New York Life Investments maintain a line of credit with a syndicate of banks in order to secure a source of funds for temporary purposes to meet unanticipated or excessive redemption requests.
Effective July 23, 2024, under the credit agreement (the “Credit Agreement”), the aggregate commitment amount is $600,000,000 with an additional uncommitted amount of $100,000,000. The commitment fee is an annual rate of 0.15% of the average commitment amount payable quarterly, regardless of usage, to JPMorgan, who serves as the agent to the syndicate. The commitment fee is allocated among the Portfolio and certain other funds managed by New York Life Investments based upon their respective net assets and other factors. Interest on any revolving credit loan is charged based upon the Federal Funds Rate, Daily Simple Secured Overnight Financing Rate ("SOFR") + 0.10%, or the Overnight Bank Funding Rate, whichever is higher. The Credit Agreement expires on July 22, 2025, although the Portfolio, certain other funds managed by New York Life Investments and the syndicate of banks may renew the Credit Agreement for an additional year on the same or different terms or enter into a credit agreement with a different syndicate of banks. Prior to July 23, 2024, the aggregate commitment amount and the commitment fee were the same as those under the current Credit Agreement. During the year ended December 31, 2024, there were no borrowings made or outstanding with respect to the Portfolio under the Credit Agreement.
Note 7–Interfund Lending Program
Pursuant to an exemptive order issued by the SEC, the Portfolio, along with certain other funds managed by New York Life Investments, may participate in an interfund lending program. The interfund lending program provides an alternative credit facility that permits the Portfolio and certain other funds managed by New York Life Investments to lend or borrow money for temporary purposes directly to or from one another, subject to the conditions of the exemptive order. During the year ended December 31, 2024, there were no interfund loans made or outstanding with respect to the Portfolio.
Note 8–Purchases and Sales of Securities (in 000’s)
During the year ended December 31, 2024, purchases and sales of securities, other than short-term securities, were $41,376 and $101,970, respectively.
Note 9–Capital Share Transactions
Transactions in capital shares for the years ended December 31, 2024 and December 31, 2023, were as follows:
Initial Class	Shares	Amount
Year ended December 31, 2024:
Shares sold	3,431,513	$38,942,204
Shares issued to shareholders in reinvestment of distributions	107,196	1,273,280
Shares redeemed	(6,076,601)	(68,855,160)
Net increase (decrease)	(2,537,892)	$(28,639,676)
Year ended December 31, 2023:
Shares sold	8,777,135	$93,252,336
Shares redeemed	(5,936,901)	(64,239,211)
Net increase (decrease)	2,840,234	$29,013,125

Service Class	Shares	Amount
Year ended December 31, 2024:
Shares sold	1,476,436	$16,641,085
Shares issued to shareholders in reinvestment of distributions	63,269	738,017
Shares redeemed	(4,066,536)	(45,604,489)
Net increase (decrease)	(2,526,831)	$(28,225,387)
Year ended December 31, 2023:
Shares sold	2,128,562	$21,271,503
Shares redeemed	(3,852,976)	(39,858,770)
Net increase (decrease)	(1,724,414)	$(18,587,267)
Note 10–Recent Accounting Pronouncement
In December 2023, the FASB issued Accounting Standard Update No. 2023-09, Income Taxes (ASC 740) Improvements to Income Tax Disclosures (“ASU 2023-09”). The primary purpose of the amendments within ASU 2023-09 is to enhance the transparency and decision usefulness of income tax disclosures primarily related to the rate

16	NYLI VP PineStone International Equity Portfolio

reconciliation table and income taxes paid information. The amendments in ASU 2023-09 require that public business entities on an annual basis (1) disclose specific categories in the rate reconciliation and (2) provide additional information for reconciling items that meet a quantitative threshold. In addition, the amendments in this ASU 2023-09 require that all entities disclose on an annual basis taxes paid disaggregated by; federal, state, foreign, and jurisdiction (when income taxes paid is equal to or greater than five percent of total income taxes paid). The amendments in ASU 2023-09 are effective for public business entities beginning after December 15, 2024. Early adoption is permitted for annual financial statements that have not yet been issued or made available for issuance. The amendments in ASU 2023-09 should be applied on a prospective basis. Retrospective application is permitted. Management is currently assessing the impact this standard will have on our financial statements as well as the method by which we will adopt the new standard. The Adviser does not expect the guidance to have a material impact to the Portfolio.
Note 11–Subsequent Events
In connection with the preparation of the financial statements of the Portfolio for the year ended December 31, 2024, events and transactions subsequent to December 31, 2024, through the date the financial statements were issued, have been evaluated by the Manager for possible adjustment and/or disclosure. No subsequent events requiring financial statement adjustment or disclosure have been identified.
17

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of New York Life Investments VP Funds Trust (formerly known as Mainstay VP Funds Trust) and Shareholders of NYLI VP PineStone International Equity Portfolio (formerly known as MainStay VP PineStone International Equity Portfolio)
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of NYLI VP PineStone International Equity Portfolio (one of the portfolios constituting New York Life Investments VP Funds Trust, referred to hereafter as the “Portfolio”) as of December 31, 2024, the related statement of operations for the year ended December 31, 2024, the statements of changes in net assets for each of the two years in the period ended December 31, 2024, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2024 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Portfolio as of December 31, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2024 and the financial highlights for each of the five years in the period ended December 31, 2024 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Portfolio’s management. Our responsibility is to express an opinion on the Portfolio’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Portfolio in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2024 by correspondence with the custodian and transfer agents. We believe that our audits provide a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
New York, New York
February 21, 2025
We have served as the auditor of one or more investment companies in the New York Life Investments group of funds since 1984.
18	NYLI VP PineStone International Equity Portfolio

Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
Included in the Statement of Operations within the Portfolio’s Financial Statements.
19

Statement Regarding Basis for Approval of Investment Advisory Agreement and Subadvisory Agreement
The continuation of the Management Agreement with respect to each series (“Portfolio”) of the New York Life Investments VP Funds Trust (“Trust”) and New York Life Investment Management LLC (“New York Life Investments”) and each of the Subadvisory Agreements between New York Life Investments and each of American Century Investment Management, Inc., Brown Advisory LLC, Candriam, CBRE Investment Management Listed Real Assets LLC, Epoch Investment Partners, Inc., FIAM LLC, Janus Henderson Investors US LLC, MacKay Shields LLC, Newton Investment Management North America, LLC, NYL Investors LLC, Pacific Investment Management Company LLC, PineStone Asset Management Inc., Segall Bryant & Hamill, LLC, Wellington Management Company LLP and Winslow Capital Management, LLC (together, “Subadvisors”)1 with respect to the applicable Portfolio(s) (together, “Advisory Agreements”) is subject to annual review and approval by the Board of Trustees of the Trust (“Board”) in accordance with Section 15 of the Investment Company Act of 1940, as amended (“1940 Act”).  At its December 3–4, 2024 meeting, the Board, including the Trustees who are not an “interested person” (as such term is defined in the 1940 Act) of the Trust (“Independent Trustees”) voting separately, unanimously approved the continuation of each of the Advisory Agreements for each applicable Portfolio for a one-year period.
In reaching the decision to approve the continuation of each of the Advisory Agreements, the Board considered information and materials furnished by New York Life Investments and each Subadvisor in connection with an annual contract review process undertaken by the Board that took place at meetings of the Board and its Contracts Committee from September 2024 through December 2024, including information and materials furnished by New York Life Investments and each Subadvisor in response to requests prepared on behalf of the Board, and in consultation with the Independent Trustees, by independent legal counsel to the Independent Trustees, which encompassed a variety of topics, including those summarized below.  Information and materials requested by and furnished to the Board for consideration in connection with the contract review process included, among other items, reports on each Portfolio and “peer funds” prepared by Institutional Shareholder Services Inc. (“ISS”), an independent third-party service provider engaged by the Board to report objectively on each Portfolio’s investment performance, management fee and total expenses.  The Board also considered information on the fees charged to other investment advisory clients of New York Life Investments and/or each applicable Subadvisor that follow investment strategies similar to those of each Portfolio, if any, and, when applicable, the rationale for differences in each Portfolio’s management and subadvisory fees, as applicable, and the fees charged to those other investment advisory clients.  In addition, the Board considered information regarding the legal standards and fiduciary obligations applicable to its consideration of the continuation of each of the Advisory Agreements.  The contract review process, including the structure and format for information and materials provided to the Board, has been developed in consultation with the Board.  The Independent
Trustees also met in executive sessions with their independent legal counsel and, for portions thereof, with senior management of New York Life Investments.
The Board’s deliberations with respect to the continuation of each of the Advisory Agreements reflect a year-long process, and the Board also took into account information furnished to the Board and its Committees throughout the year, as deemed relevant and appropriate by the Trustees, including, among other items, reports on investment performance of each Portfolio and investment-related matters for each Portfolio as well as presentations from New York Life Investments and, generally annually, personnel of each Subadvisor.  In addition, the Board took into account other information provided by New York Life Investments throughout the year, including, among other items, periodic reports on legal and compliance matters, risk management, portfolio turnover, brokerage commissions and non-advisory services provided to each Portfolio by New York Life Investments, as deemed relevant and appropriate by the Trustees.
In addition to information provided to the Board throughout the year, the Board received information in connection with its June 2024 meeting provided specifically in response to requests prepared on behalf of the Board, and in consultation with the Independent Trustees, by independent legal counsel to the Independent Trustees regarding each Portfolio’s distribution arrangements.  In addition, the Board received information regarding each Portfolio’s asset levels, share purchase and redemption activity and the payment of Rule 12b-1 and/or certain other fees by the applicable share class(es) of each applicable Portfolio, among other information.
In considering the continuation of each of the Advisory Agreements, the Trustees reviewed and evaluated the information and factors they believed to reasonably be necessary and appropriate in light of legal advice furnished to them by independent legal counsel to the Independent Trustees and through the exercise of their own business judgment.  Although individual Trustees may have weighed certain factors or information differently and the Board did not consider any single factor or information controlling in reaching its decision, the factors that figured prominently in the Board’s consideration of the continuation of each of the Advisory Agreements with respect to each applicable Portfolio are summarized in more detail below and include, among other factors: (i) the nature, extent and quality of the services provided to the Portfolio by New York Life Investments and the Subadvisor(s), if applicable; (ii) the qualifications of the portfolio manager(s) of the Portfolio and the historical investment performance of the Portfolio, New York Life Investments and, if applicable, the Subadvisor(s); (iii) the costs of the services provided, and profits realized, by New York Life Investments and the Subadvisor(s), if applicable, with respect to their relationships with the Portfolio; (iv) the extent to which economies of scale have been realized or may be realized if the Portfolio grows and the extent to which any economies of scale have been shared, have benefited or may benefit the Portfolio’s

20

shareholders; and (v) the reasonableness of the Portfolio’s management and, if applicable, subadvisory fees and total ordinary operating expenses.  Although the Board recognized that comparisons between each Portfolio’s fees and expenses and those of other funds are imprecise given different terms of agreements, variations in fund strategies and other factors, the Board considered the reasonableness of each Portfolio’s management fee and total ordinary operating expenses as compared to peer funds identified by ISS.  Throughout their considerations, the Trustees acknowledged the commitment of New York Life Investments and its affiliates to serve the New York Life Investments Group of Funds, as well as their capacity, experience, resources, financial stability and reputations.  The Trustees also acknowledged the entrepreneurial and other risks assumed by New York Life Investments in sponsoring and managing each Portfolio.  With respect to the Subadvisory Agreements, the Board took into account New York Life Investments’ recommendation to approve the continuation of each of the Subadvisory Agreements.
The Trustees noted that, throughout the year, the Trustees are afforded an opportunity to ask questions of, and request additional information or materials from, New York Life Investments and each Subadvisor.  The Board’s decision with respect to each of the Advisory Agreements may have also been based, in part, on the Board’s knowledge of New York Life Investments and each Subadvisor resulting from, among other things, the Board’s consideration of each of the Advisory Agreements in prior years, the advisory agreements for other funds in the New York Life Investments Group of Funds, the Board’s review throughout the year of the performance and operations of other funds in the New York Life Investments Group of Funds and each Trustee’s business judgment and industry experience.  In addition to considering the above-referenced factors, the Board observed that in the marketplace, notably under variable life insurance policies and variable annuity contracts for which each Portfolio serves as an investment option, there are a range of investment options available to investors and that each Portfolio’s shareholders, having had the opportunity to consider other investment options, have invested in the Portfolio.
The factors that figured prominently in the Board’s decision to approve the continuation of each of the Advisory Agreements during the Board’s December 3-4, 2024 meeting are summarized in more detail below.  The Board considered on a Portfolio-by-Portfolio basis the factors and information deemed relevant and appropriate by the Trustees to evaluate the continuation of each of the Advisory Agreements, and the Board’s decision was made separately with respect to each Portfolio.
Nature, Extent and Quality of Services Provided by New York Life Investments and the Subadvisors
The Board examined the nature, extent and quality of the services that New York Life Investments provides to each Portfolio.  The Board evaluated New York Life Investments’ experience and capabilities in serving as manager of each Portfolio and considered that each Portfolio with one or more Subadvisors operates in a “manager-of-managers” structure.  The Board also considered New York Life Investments’
responsibilities and services provided pursuant to this structure, including overseeing the services provided by each Subadvisor, evaluating the performance of each Subadvisor, making recommendations to the Board as to whether each Subadvisory Agreement should be renewed, modified or terminated and periodically reporting to the Board regarding the results of New York Life Investments’ evaluation and monitoring functions.  The Board noted that New York Life Investments manages other mutual funds, serves a variety of other investment advisory clients, including other pooled investment vehicles, and has experience overseeing mutual fund service providers, including subadvisors.  The Board considered the experience of senior personnel at New York Life Investments providing management and administrative and other non-advisory services to each Portfolio.  The Board observed that New York Life Investments devotes significant resources and time to providing management and administrative and other non-advisory services to each Portfolio, including, for Portfolios with one or more Subadvisors, New York Life Investments’ oversight and due diligence reviews of each Subadvisor and ongoing analysis of, and interactions with, each Subadvisor with respect to, among other things, the applicable Portfolio’s or Portfolios’ investment performance and risks as well as each Subadvisor’s investment capabilities and subadvisory services with respect to the applicable Portfolio(s).
The Board also considered the range of services that New York Life Investments provides to each Portfolio under the terms of the Management Agreement, including: (i) fund accounting and ongoing supervisory services provided by New York Life Investments’ Fund Administration and Accounting Group; (ii) investment supervisory and analytical services provided by New York Life Investments’ Investment Consulting Group; (iii) compliance services provided by the Trust’s Chief Compliance Officer as well as New York Life Investments’ compliance department; (iv) legal services provided by New York Life Investments’ Office of the General Counsel; and (v) risk management monitoring and analysis by compliance and investment personnel.  In addition, the Board considered New York Life Investments’ willingness to invest in personnel and other resources, such as cyber security, information security and business continuity planning, that may benefit each Portfolio and noted that New York Life Investments is responsible for compensating the Trust’s officers, except for a portion of the salary of the Trust’s Chief Compliance Officer.  The Board recognized that New York Life Investments provides certain other non-advisory services to each Portfolio and has over time provided an increasingly broad array of non-advisory services to the New York Life Investments Group of Funds as a result of regulatory and other developments.
The Board also examined the range, and the nature, extent and quality, of the investment advisory services that New York Life Investments and each Subadvisor provides to the applicable Portfolio(s) and considered the terms of each of the Advisory Agreements.  The Board evaluated New York Life Investments’ and each Subadvisor’s experience and performance in serving as investment adviser or subadvisor, respectively, to the applicable Portfolio(s) and advising other portfolios and New York Life Investments’ and each Subadvisor’s track record and experience in
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providing investment advisory services as well as the experience of investment advisory and other senior personnel at New York Life Investments and each Subadvisor.  The Board considered New York Life Investments’ and each Subadvisor’s overall resources, legal and compliance environment, capabilities, reputation, financial condition and history.  In addition to information provided in connection with quarterly meetings with the Trust’s Chief Compliance Officer, the Board considered information regarding the compliance policies and procedures of New York Life Investments and each Subadvisor.  The Board also considered New York Life Investments’ and each Subadvisor’s ability to recruit and retain qualified investment professionals and willingness to invest in personnel and other resources that may benefit the applicable Portfolio(s).  In this regard, the Board considered the qualifications and experience of each Portfolio’s portfolio manager(s), the number of accounts managed by the portfolio manager(s) and the method for compensating the portfolio manager(s).
Because the NYLI VP Conservative Allocation Portfolio, NYLI VP Moderate Allocation Portfolio, NYLI VP Growth Allocation Portfolio and NYLI VP Equity Allocation Portfolio (together, the “Allocation Portfolios”) invest substantially all their assets in other funds advised by New York Life Investments or its affiliates, the Board considered information from New York Life Investments regarding the investment rationale and process for the allocation among and selection of the underlying funds in which the Allocation Portfolios invest.
In addition, the Board considered information provided by New York Life Investments and each Subadvisor regarding their respective business continuity and disaster recovery plans.
Based on these considerations, among others, the Board concluded that each Portfolio would likely continue to benefit from the nature, extent and quality of these services.
Investment Performance
In evaluating each Portfolio’s investment performance, the Board considered investment performance results over various periods in light of each Portfolio’s investment objective and strategies.  The Board considered investment reports on, and analysis of, each Portfolio’s performance provided to the Board throughout the year, including each Portfolio’s investment performance compared to each Portfolio’s relevant benchmark(s).  With respect to each of the NYLI VP Hedge Multi-Strategy Portfolio and the NYLI VP S&P 500 Index Portfolio, the Board also considered information regarding the Portfolio’s tracking error relative to its benchmark(s). The Board also considered information provided by ISS showing the investment performance of each Portfolio as compared to peer funds.
The Board also took into account its discussions with senior management at New York Life Investments concerning each Portfolio’s investment performance over various periods as well as discussions between a representative(s) of each Subadvisor and the members of the Board’s Investment Committee, which generally occur on an annual basis. The
Board also took into account the following considerations with respect to certain Portfolios:
1. In considering the investment performance of the NYLI VP American Century Sustainable Equity Portfolio, the Board noted that the Portfolio underperformed its peer funds for the one-, five- and ten-year periods ended July 31, 2024, and performed favorably relative to its peer funds for the three-year period ended July 31, 2024.  The Board considered its discussions with representatives from New York Life Investments and American Century Investment Management, Inc. regarding the Portfolio’s investment performance.
2. In considering the investment performance of the NYLI VP Balanced Portfolio, the Board noted that the Portfolio underperformed its peer funds for the one-year period ended July 31, 2024, performed in line with its peer funds for the five- and ten-year periods ended July 31, 2024, and performed favorably relative to its peer funds for the three-year period ended July 31, 2024.  The Board considered its discussions with representatives from New York Life Investments, NYL Investors LLC and Wellington Management Company LLP regarding the Portfolio’s investment performance.
3. In considering the investment performance of the NYLI VP Bond Portfolio, the Board noted that the Portfolio underperformed its peer funds for the three- and five-year periods ended July 31, 2024, and performed in line with its peer funds for the one- and ten-year periods ended July 31, 2024.  The Board considered its discussions with representatives from New York Life Investments and NYL Investors LLC regarding the Portfolio’s investment performance.
4. In considering the investment performance of the NYLI VP Candriam Emerging Markets Equity Portfolio, the Board noted that the Portfolio underperformed its peer funds for the three-, five- and ten-year periods ended July 31, 2024, and performed in line with its peer funds for the one-year period ended July 31, 2024.  The Board considered its discussions with representatives from New York Life Investments and Candriam regarding the Portfolio’s investment performance.
5. In considering the investment performance of the NYLI VP CBRE Global Infrastructure Portfolio, the Board noted that the Portfolio underperformed its peer funds for the five-year period ended July 31, 2024, and performed in line with its peer funds for the one- and three-year periods ended July 31, 2024.  The Board considered its discussions with representatives from New York Life Investments and CBRE Investment Management Listed Real Assets LLC regarding the Portfolio’s investment performance.
6. In considering the investment performance of the NYLI VP Hedge Multi-Strategy Portfolio, the Board noted that the Portfolio underperformed its peer funds for the three-, five- and ten-year periods ended July 31, 2024, and performed in line with its peer funds for the one-year period ended July 31, 2024.  The Board considered its discussions with representatives from New York Life Investments regarding the Portfolio’s investment performance.
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7. In considering the investment performance of the NYLI VP MacKay U.S. Infrastructure Bond Portfolio, the Board noted that the Portfolio underperformed its peer funds for the one-, five- and ten-year periods ended July 31, 2024, and performed favorably relative to its peer funds for the three-year period ended July 31, 2024.  The Board considered its discussions with representatives from New York Life Investments and MacKay Shields LLC regarding the Portfolio’s investment performance.
8. In considering the investment performance of the NYLI VP PineStone International Equity Portfolio, the Board noted that the Portfolio underperformed its peer funds for the one-, three-, five- and ten-year periods ended July 31, 2024.  The Board considered its discussions with representatives from New York Life Investments and PineStone Asset Management Inc. regarding the Portfolio’s investment performance.
9. With respect to the NYLI VP Schroders Mid Cap Opportunities Portfolio, the Board considered its discussions with representatives from New York Life Investments regarding the Portfolio’s investment performance and the Board’s approval of a new subadvisory agreement between New York Life Investments and Schroder Investment Management North America Inc. with respect to the Portfolio and approval to reposition the Portfolio, effective August 12, 2024.
10. In considering the investment performance of the NYLI VP Wellington Small Cap Portfolio, the Board noted that the Portfolio underperformed its peer funds for the three- and five-year periods ended July 31, 2024, and performed favorably relative to its peer funds for the one-year period ended July 31, 2024.  The Board considered its discussions with representatives from New York Life Investments and Wellington Management Company LLP regarding the Portfolio’s investment performance.
Based on these considerations, among others, the Board concluded that its review of each Portfolio’s investment performance and related information supported a determination to approve the continuation of each of the Advisory Agreements.
Costs of the Services Provided, and Profits and Other Benefits Realized, by New York Life Investments and the Subadvisors
Portfolios with Affiliated Subadvisors
The Board considered the costs of the services provided under each of the Advisory Agreements.  The Board also considered the profitability of New York Life Investments and its affiliates, including each Affiliated Subadvisor, due to their relationships with the applicable Portfolio(s) as well as of New York Life Investments and its affiliates due to their relationships with the New York Life Investments Group of Funds.  Because each Affiliated Subadvisor is an affiliate of New York Life Investments whose subadvisory fee is paid by New York Life Investments, not the applicable Portfolio(s), the Board considered cost and profitability information for New York Life Investments and each Affiliated Subadvisor in the aggregate.
In addition, the Board acknowledged the difficulty in obtaining reliable comparative data about mutual fund managers’ profitability because such information generally is not publicly available and may be impacted by numerous factors, including the structure of a fund manager’s organization, the types of funds it manages, the methodology used to allocate certain fixed costs to specific funds and the manager’s capital structure and costs of capital.
In evaluating the costs of the services provided by New York Life Investments and each Affiliated Subadvisor, and profitability of New York Life Investments and its affiliates, including each Affiliated Subadvisor, due to their relationships with the applicable Portfolio(s), the Board considered, among other factors, New York Life Investments’ and its affiliates’, including each Affiliated Subadvisor’s, continuing investments in, or willingness to invest in, personnel and other resources that may support and further enhance the management of such Portfolio(s), and that New York Life Investments is responsible for paying the subadvisory fee for such Portfolio(s).  The Board also considered the financial resources of New York Life Investments and each Affiliated Subadvisor and acknowledged that New York Life Investments and each Affiliated Subadvisor must be in a position to recruit and retain experienced professional personnel and to maintain a strong financial position for New York Life Investments and each Affiliated Subadvisor to continue to provide high-quality services to the applicable Portfolio(s).  The Board recognized that each Portfolio benefits from the allocation of certain fixed costs among the funds in the New York Life Investments Group of Funds, among other expected benefits resulting from its relationship with New York Life Investments.
The Board considered information regarding New York Life Investments’ methodology for calculating profitability and allocating costs provided by New York Life Investments in connection with the fund profitability analysis presented to the Board.  The Board concluded that New York Life Investments’ methods for allocating costs and procedures for estimating overall profitability of the relationship with the funds in the New York Life Investments Group of Funds were reasonable.  The Board recognized the difficulty in calculating and evaluating a manager’s profitability with respect to each Portfolio and considered that other profitability methodologies may also be reasonable.
The Board also considered certain fall-out benefits that may be realized by New York Life Investments and its affiliates, including each Affiliated Subadvisor, due to their relationships with the applicable Portfolio(s), including reputational and other indirect benefits.  The Board recognized, for example, the benefits to certain Affiliated Subadvisors from legally permitted “soft-dollar” arrangements by which brokers provide research and other services to each such Affiliated Subadvisor in exchange for commissions paid by the applicable Portfolio(s) with respect to trades in such Portfolio(s)’s portfolio securities.  In addition, except with respect to the NYLI VP U.S. Government Money Market Portfolio, the Board considered its review of the management agreement for a money market fund advised by New York Life Investments and an Affiliated Subadvisor that serves as an investment option for each Portfolio, including the potential rationale for and costs associated with investments in this money market fund by each Portfolio, if any, and considered information from New York Life Investments that the nature and type of specific
23

investment advisory services provided to this money market fund are distinct from, or in addition to, the investment advisory services provided to each Portfolio.  In addition, the Board considered the potential dividend received tax deduction for insurance company affiliates of New York Life Investments from each Portfolio’s securities lending activity.
The Board noted that each Portfolio serves as an investment option primarily under variable contracts issued by affiliates of New York Life Investments that would receive fees under those contracts.  The Board observed that, in addition to fees earned by New York Life Investments under the Management Agreement for managing each Portfolio, New York Life Investments’ affiliates also earn revenues from serving each Portfolio in various other capacities, including as each Portfolio’s distributor, and insurance companies affiliated with New York Life Investments would be entitled to receive fees from each applicable Portfolio under a distribution and service plan adopted pursuant to Rule 12b-1 under the 1940 Act.  The Board considered information about these other revenues in the context of the profitability of the relationship with each Portfolio to New York Life Investments and its affiliates.  The Board noted that, although it assessed the overall profitability of the relationship with each Portfolio to New York Life Investments and its affiliates as part of the contract review process, when considering the reasonableness of the fee paid to New York Life Investments under the Management Agreement, the Board considered the profitability of New York Life Investments’ relationship with each Portfolio on a pre-tax basis and without regard to distribution expenses incurred by New York Life Investments from its own resources.
After evaluating the information deemed relevant by the Trustees, the Board concluded that any profits realized by New York Life Investments and its affiliates, including each Affiliated Subadvisor, due to their relationships with the applicable Portfolio(s) were not excessive and other expected benefits that may accrue to New York Life Investments and its affiliates, including each Affiliated Subadvisor, are reasonable.
Portfolios with one or more Unaffiliated Subadvisors (except for the NYLI VP Dimensional U.S. Equity Portfolio and NYLI VP Schroders Mid Cap Opportunities Portfolio)
The Board considered the costs of the services provided under each of the Advisory Agreements.  The Board also considered the profitability of New York Life Investments and its affiliates and each Unaffiliated Subadvisor due to their relationships with the applicable Portfolio(s) as well as of New York Life Investments and its affiliates due to their relationships with the New York Life Investments Group of Funds.  With respect to the profitability of each Unaffiliated Subadvisor’s relationship with the applicable Portfolio(s), the Board considered information from New York Life Investments that each Unaffiliated Subadvisor’s subadvisory fee reflected an arm’s-length negotiation and that this fee is paid by New York Life Investments, not the applicable Portfolio(s), and the relevance of each Unaffiliated Subadvisor’s profitability was considered by the Trustees in that context.  On this basis, the Board primarily considered the costs and profitability for New York Life Investments and its affiliates with respect to the applicable Portfolio(s).
In addition, the Board acknowledged the difficulty in obtaining reliable comparative data about mutual fund managers’ profitability because such information generally is not publicly available and may be impacted by numerous factors, including the structure of a fund manager’s organization, the types of funds it manages, the methodology used to allocate certain fixed costs to specific funds and the manager’s capital structure and costs of capital.
In evaluating the costs of the services provided by New York Life Investments and each Unaffiliated Subadvisor, and profitability of New York Life Investments and its affiliates and each Unaffiliated Subadvisor due to their relationships with the applicable Portfolio(s), the Board considered, among other factors, New York Life Investments’ and its affiliates’ and each Unaffiliated Subadvisor’s continuing investments in, or willingness to invest in, personnel and other resources that may support and further enhance the management of such Portfolio(s), and that New York Life Investments is responsible for paying the subadvisory fee for such Portfolio(s).  The Board also considered the financial resources of New York Life Investments and each Unaffiliated Subadvisor and acknowledged that New York Life Investments and each Unaffiliated Subadvisor must be in a position to recruit and retain experienced professional personnel and to maintain a strong financial position for New York Life Investments and the Unaffiliated Subadvisor to continue to provide high-quality services to the applicable Portfolio(s).  The Board recognized that each Portfolio benefits from the allocation of certain fixed costs among the funds in the New York Life Investments Group of Funds, among other expected benefits resulting from its relationship with New York Life Investments.
The Board considered information regarding New York Life Investments’ methodology for calculating profitability and allocating costs provided by New York Life Investments in connection with the fund profitability analysis presented to the Board.  The Board concluded that New York Life Investments’ methods for allocating costs and procedures for estimating overall profitability of the relationship with the funds in the New York Life Investments Group of Funds were reasonable.  The Board recognized the difficulty in calculating and evaluating a manager’s profitability with respect to each Portfolio and considered that other profitability methodologies may also be reasonable.
The Board also considered certain fall-out benefits that may be realized by New York Life Investments and its affiliates and each Unaffiliated Subadvisor and its affiliates due to their relationships with the applicable Portfolio(s), including reputational and other indirect benefits.  The Board recognized, for example, the benefits to certain Unaffiliated Subadvisors from legally permitted “soft-dollar” arrangements by which brokers provide research and other services to each such Unaffiliated Subadvisor in exchange for commissions paid by the applicable Portfolio(s) with respect to trades in such Portfolio(s)’s portfolio securities.  In this regard, the Board also requested and considered information from New York Life Investments concerning other material business relationships between each Unaffiliated Subadvisor and its affiliates and New York Life Investments and its affiliates. The Board further considered the existence of a strategic partnership between New York Life Investments and each of
24

CBRE Investment Management Listed Real Assets LLC, Epoch Investment Partners, Inc., PineStone Asset Management Inc., Wellington Management Company LLP and Winslow Capital Management, LLC that relates to certain current and future products and represents a potential conflict of interest associated with New York Life Investments’ recommendation to approve the continuation of the applicable Subadvisory Agreements. In addition, the Board considered its review of the management agreement for a money market fund advised by New York Life Investments and an Affiliated Subadvisor that serves as an investment option for each Portfolio, including the potential rationale for and costs associated with investments in this money market fund by each Portfolio, if any, and considered information from New York Life Investments that the nature and type of specific investment advisory services provided to this money market fund are distinct from, or in addition to, the investment advisory services provided to each Portfolio.  In addition, the Board considered the potential dividend received tax deduction for insurance company affiliates of New York Life Investments from each Portfolio’s securities lending activity.
The Board noted that each Portfolio serves as an investment option primarily under variable contracts issued by affiliates of New York Life Investments that would receive fees under those contracts.  The Board observed that, in addition to fees earned by New York Life Investments under the Management Agreement for managing each Portfolio, New York Life Investments’ affiliates also earn revenues from serving each Portfolio in various other capacities, including as each Portfolio’s distributor, and insurance companies affiliated with New York Life Investments would be entitled to receive fees from each Portfolio under a distribution and service plan adopted pursuant to Rule 12b-1 under the 1940 Act.  The Board considered information about these other revenues in the context of the profitability of the relationship with each Portfolio to New York Life Investments and its affiliates.  The Board noted that, although it assessed the overall profitability of the relationship with each Portfolio to New York Life Investments and its affiliates as part of the contract review process, when considering the reasonableness of the fee paid to New York Life Investments under the Management Agreement, the Board considered the profitability of New York Life Investments’ relationship with each Portfolio on a pre-tax basis and without regard to distribution expenses incurred by New York Life Investments from its own resources.
After evaluating the information deemed relevant by the Trustees, the Board concluded that any profits realized by New York Life Investments and its affiliates due to their relationships with the applicable Portfolio(s) were not excessive, other expected benefits that may accrue to New York Life Investments and its affiliates are reasonable and other expected benefits that may accrue to each Unaffiliated Subadvisor and its affiliates are consistent with those expected for a subadvisor to a mutual fund.  With respect to each Unaffiliated Subadvisor, the Board considered that any profits realized by such Unaffiliated Subadvisor due to its relationship with the applicable Portfolio(s) are the result of arm’s-length negotiations between New York Life Investments and such Unaffiliated Subadvisor, acknowledging that any such profits are based on the subadvisory fee paid to such Unaffiliated Subadvisor by New York Life Investments, not the applicable Portfolio(s).
Allocation Portfolios, NYLI VP Dimensional U.S. Equity Portfolio, NYLI VP Hedge Multi-Strategy Portfolio, NYLI VP Schroders Mid Cap Opportunities Portfolio and NYLI VP S&P 500 Index Portfolio
The Board considered the costs of the services provided under the Management Agreement.  The Board also considered the profitability of New York Life Investments and its affiliates due to their relationships with each Portfolio as well as of New York Life Investments and its affiliates due to their relationships with the New York Life Investments Group of Funds.
In addition, the Board acknowledged the difficulty in obtaining reliable comparative data about mutual fund managers’ profitability because such information generally is not publicly available and may be impacted by numerous factors, including the structure of a fund manager’s organization, the types of funds it manages, the methodology used to allocate certain fixed costs to specific funds and the manager’s capital structure and costs of capital.
In evaluating the costs of the services provided by New York Life Investments, and profitability of New York Life Investments and its affiliates due to their relationships with each Portfolio, the Board considered, among other factors, New York Life Investments’ and its affiliates’ continuing investments in, or willingness to invest in, personnel and other resources that may support and further enhance the management of each Portfolio.  The Board also considered the financial resources of New York Life Investments and acknowledged that New York Life Investments must be in a position to recruit and retain experienced professional personnel and to maintain a strong financial position for New York Life Investments to continue to provide high-quality services to each Portfolio.  The Board recognized that each Portfolio benefits from the allocation of certain fixed costs among the funds in the New York Life Investments Group of Funds, among other expected benefits resulting from its relationship with New York Life Investments.
The Board considered information regarding New York Life Investments’ methodology for calculating profitability and allocating costs provided by New York Life Investments in connection with the fund profitability analysis presented to the Board.  The Board concluded that New York Life Investments’ methods for allocating costs and procedures for estimating overall profitability of the relationship with the funds in the New York Life Investments Group of Funds were reasonable.  The Board recognized the difficulty in calculating and evaluating a manager’s profitability with respect to each Portfolio and considered that other profitability methodologies may also be reasonable.
The Board also considered certain fall-out benefits that may be realized by New York Life Investments and its affiliates due to their relationships with each Portfolio, including reputational and other indirect benefits.  In addition, the Board considered its review of the management agreement for a money market fund advised by New York Life Investments and an Affiliated Subadvisor that serves as an investment option for each
25

Portfolio, including the potential rationale for and costs associated with investments in this money market fund by each Portfolio, if any, and considered information from New York Life Investments that the nature and type of specific investment advisory services provided to this money market fund are distinct from, or in addition to, the investment advisory services provided to each Portfolio.  In addition, the Board considered the potential dividend received tax deduction for insurance company affiliates of New York Life Investments from each Portfolio’s securities lending activity.
The Board noted that each Portfolio serves as an investment option primarily under variable contracts issued by affiliates of New York Life Investments that would receive fees under those contracts.  The Board observed that, in addition to fees earned by New York Life Investments under the Management Agreement for managing each Portfolio, New York Life Investments’ affiliates also earn revenues from serving each Portfolio in various other capacities, including as each Portfolio’s distributor, and insurance companies affiliated with New York Life Investments would be entitled to receive fees from each Portfolio under a distribution and service plan adopted pursuant to Rule 12b-1 under the 1940 Act.  The Board considered information about these other revenues in the context of the profitability of the relationship with each Portfolio to New York Life Investments and its affiliates.  The Board noted that, although it assessed the overall profitability of the relationship with each Portfolio to New York Life Investments and its affiliates as part of the contract review process, when considering the reasonableness of the fee paid to New York Life Investments under the Management Agreement, the Board considered the profitability of New York Life Investments’ relationship with each Portfolio on a pre-tax basis and without regard to distribution expenses incurred by New York Life Investments from its own resources.
The Board noted that the Allocation Portfolios do not pay a management fee for the allocation and other management services provided by New York Life Investments under the Management Agreement but that shareholders of the Allocation Portfolios indirectly pay their pro rata share of the fees and expenses of the underlying funds in which the Allocation Portfolios invest.  The Board considered that the Allocation Portfolios’ investments in underlying funds managed by New York Life Investments or its affiliates indirectly benefit New York Life Investments or its affiliates.  The Board noted that it considers the profits realized by New York Life Investments and its affiliates with respect to the underlying New York Life Investments Funds as part of the annual contract review process for those funds.
After evaluating the information deemed relevant by the Trustees, the Board concluded that any profits realized by New York Life Investments and its affiliates due to their relationships with each Portfolio were not excessive.
Management and Subadvisory Fees and Total Ordinary Operating Expenses
The Board evaluated the reasonableness of the fee paid under each of the Advisory Agreements and each Portfolio’s total ordinary operating expenses.  With respect to the management fee and subadvisory fee for each Portfolio with one of more Subadvisors, the Board primarily considered the reasonableness of the management fee paid by the Portfolio to New York Life Investments because the subadvisory fee paid to each Subadvisor is paid by New York Life Investments, not the Portfolio.  The Board also considered the reasonableness of the subadvisory fee paid by New York Life Investments and the amount of the management fee retained by New York Life Investments with respect to each Portfolio with one or more Subadvisors.
In assessing the reasonableness of each Portfolio’s fees and expenses, the Board primarily considered comparative data provided by ISS on the fees and expenses of similar mutual funds managed by other investment advisers.  The Board considered New York Life Investments’ process for monitoring and addressing potential conflicts of interest in the selection of underlying funds.  In addition, the Board considered information provided by New York Life Investments and each Subadvisor on fees charged to other investment advisory clients, including institutional separate accounts and/or other funds, that follow investment strategies similar to those of the applicable Portfolio(s), if any.  The Board considered the contractual management fee schedule for each Portfolio as compared to those for such other investment advisory clients, taking into account the rationale for differences in fee schedules.  The Board also took into account information provided by New York Life Investments about the more extensive scope of services provided to registered investment companies, such as each Portfolio, as compared with other investment advisory clients.  Additionally, the Board considered the impact of contractual breakpoints, voluntary waivers and/or expense limitation arrangements, as applicable, on each Portfolio’s net management fee and expenses.  The Board also considered that in proposing fees for each Portfolio, New York Life Investments considers the competitive marketplace for mutual funds.
The Board also took into account the following considerations with respect to certain Portfolios:
1. With respect to the NYLI VP CBRE Global Infrastructure Portfolio, the Board considered its discussions with representatives from New York Life Investments regarding the total net expenses paid by the Portfolio.
2. With respect to the NYLI VP Winslow Large Cap Growth Portfolio, the Board considered its discussions with representatives from New York Life Investments regarding the management fee paid by the Portfolio.
3. With respect to the NYLI VP Hedge Multi-Strategy Portfolio, the Board considered its discussions with representatives from New York Life Investments regarding the management fee paid by the Portfolio.
Because the Allocation Portfolios do not pay a management fee to New York Life Investments, the Board considered the reasonableness of fees and expenses the Allocation Portfolios indirectly pay by investing in underlying funds that charge a management fee.  Additionally, because the Allocation Portfolios invest substantially all their assets in other funds advised by New York Life Investments or its affiliates, the Board also considered information provided by New York Life Investments regarding the fees and expenses associated with the Allocation Portfolios’
26

investments in other funds, including New York Life Investments’ finding that the applicable Allocation Portfolio’s fees and expenses do not duplicate the fees and expenses of the corresponding acquired fund (when required by Rule 12d1-4 under the 1940 Act).   Because the NYLI VP Hedge Multi-Strategy Portfolio invests primarily in ETFs, the Board also considered information provided by New York Life Investments regarding the fees and expenses associated with the Portfolio’s investments in ETFs, including New York Life Investments’ finding that the Portfolio’s fees and expenses do not duplicate the fees and expenses of the corresponding acquired ETF (when required by Rule 12d1-4 under the 1940 Act).
Additionally, with respect to the NYLI VP MacKay Convertible Portfolio, the Board noted that NYLIM Service Company LLC, an affiliate of New York Life Investments, serves as the transfer agent and dividend disbursing agent for the Service Class and Service 2 Class Shares of the Portfolio but that the Service Class and Service 2 Class Shares do not incur any fees for these services.
The Board further noted that, in certain prior years, New York Life Investments had provided support to the NYLI VP Government U.S. Money Market Portfolio in the form of voluntary waivers and/or reimbursements of fees and expenses in order to maintain a positive yield.
Based on the factors outlined above, among other considerations, the Board concluded that each Portfolio’s management fee and total ordinary operating expenses are within a range that is competitive and support a conclusion that these fees and expenses are reasonable.
Economies of Scale
The Board considered information regarding economies of scale, including whether economies of scale may exist with respect to each Portfolio and whether each Portfolio’s management fee and expense structure permits economies of scale, if any, to be appropriately shared with each Portfolio’s shareholders.  The Board also considered a report from New York Life Investments, previously prepared at the request of the Board, that addressed economies of scale, including with respect to the mutual fund business generally, and the various ways in which the benefits of economies of scale may be shared with the funds in the New York Life Investments Group of Funds.  Although the Board recognized the difficulty of determining economies of scale with precision, the Board acknowledged that economies of scale may be shared with each Portfolio in a number of ways, including, for example, through the imposition of fee breakpoints, initially setting management fee rates at scale or making additional investments to enhance the services provided to each Portfolio.  The Board reviewed information from New York Life Investments showing how each Portfolio’s management fee schedule compared to fee schedules of other funds and accounts managed by New York Life Investments.  The Board also reviewed information from ISS showing how each Portfolio’s management fee schedule compared with fees paid for similar services by peer funds at varying asset levels.  The Board noted that the Allocation Portfolios do not pay a management fee and that the Board separately considers economies of scale as part of its review of the management agreements of underlying New York Life Investments Funds in which the Allocation Portfolios invest and the benefit of any breakpoints in the management fee schedules for the underlying New York Life Investments Funds would pass through to shareholders of the Allocation Portfolios at the specified levels of underlying New York Life Investments Fund assets.
Based on this information, the Board concluded that economies of scale, if any, are appropriately shared for the benefit of each Portfolio’s shareholders through the Portfolio’s management fee and expense structure and other methods to share benefits from economies of scale.
Conclusion
On the basis of the information and factors summarized above, among other information and factors deemed relevant by the Trustees, and the evaluation thereof on a Portfolio-by-Portfolio basis, the Board, including the Independent Trustees voting separately, unanimously voted to approve the continuation of each of the Advisory Agreements for each applicable Portfolio.
1    Candriam, MacKay Shields LLC and NYL Investors LLC are referred to herein as the “Affiliated Subadvisors.” American Century Investment Management, Inc., Brown Advisory LLC, CBRE Investment Management Listed Real Assets LLC, Epoch Investment Partners, Inc., FIAM LLC, Janus Henderson Investors US LLC, Newton Investment Management North America, LLC, Pacific Investment Management Company LLC, PineStone Asset Management Inc., Segall Bryant & Hamill, LLC, Wellington Management Company LLP and Winslow Capital Management, LLC are referred to herein as the “Unaffiliated Subadvisors.”
“New York Life Investments” is both a service mark, and the common trade name, of certain investment advisors affiliated with New York Life Insurance Company. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
27

NYLI VP S&P 500 Index Portfolio
(formerly known as MainStay VP S&P 500 Index Portfolio)

Annual Report - Financial Statements and Other Information
December 31, 2024

Portfolio of Investments December 31, 2024†^
	Shares	Value
Common Stocks 98.7%
Aerospace & Defense 1.8%
Axon Enterprise, Inc. (a)	6,824	$ 4,055,640
Boeing Co. (The) (a)	70,421	12,464,517
General Dynamics Corp.	24,309	6,405,178
General Electric Co.	101,951	17,004,407
Howmet Aerospace, Inc.	38,269	4,185,481
Huntington Ingalls Industries, Inc.	3,686	696,543
L3Harris Technologies, Inc.	17,867	3,757,073
Lockheed Martin Corp.	19,872	9,656,600
Northrop Grumman Corp.	12,901	6,054,310
RTX Corp.	125,381	14,509,089
Textron, Inc.	17,475	1,336,663
TransDigm Group, Inc.	5,297	6,712,782
		86,838,283
Air Freight & Logistics 0.4%
CH Robinson Worldwide, Inc.	11,135	1,150,468
Expeditors International of Washington, Inc.	13,186	1,460,613
FedEx Corp.	21,174	5,956,881
United Parcel Service, Inc., Class B	68,895	8,687,660
		17,255,622
Automobile Components 0.1%
Aptiv plc (a)	22,140	1,339,027
BorgWarner, Inc.	20,601	654,906
		1,993,933
Automobiles 2.4%
Ford Motor Co.	367,701	3,640,240
General Motors Co.	103,581	5,517,760
Tesla, Inc. (a)	263,075	106,240,208
		115,398,208
Banks 3.3%
Bank of America Corp.	628,818	27,636,551
Citigroup, Inc.	178,156	12,540,401
Citizens Financial Group, Inc.	41,514	1,816,653
Fifth Third Bancorp	63,165	2,670,616
Huntington Bancshares, Inc.	136,854	2,226,615
JPMorgan Chase & Co.	265,203	63,571,811
KeyCorp	93,375	1,600,447
M&T Bank Corp.	15,630	2,938,596
PNC Financial Services Group, Inc. (The)	37,377	7,208,154
Regions Financial Corp.	85,614	2,013,641
Truist Financial Corp.	125,052	5,424,756
U.S. Bancorp	146,954	7,028,810
	Shares	Value

Banks (continued)
Wells Fargo & Co.	313,636	$ 22,029,793
		158,706,844
Beverages 1.1%
Brown-Forman Corp., Class B	17,156	651,585
Coca-Cola Co. (The)	365,212	22,738,099
Constellation Brands, Inc., Class A	14,706	3,250,026
Keurig Dr Pepper, Inc.	106,055	3,406,487
Molson Coors Beverage Co., Class B	16,454	943,143
Monster Beverage Corp. (a)	65,960	3,466,858
PepsiCo, Inc.	129,240	19,652,234
		54,108,432
Biotechnology 1.6%
AbbVie, Inc.	166,463	29,580,475
Amgen, Inc.	50,635	13,197,506
Biogen, Inc. (a)	13,727	2,099,133
Gilead Sciences, Inc.	117,397	10,843,961
Incyte Corp. (a)	15,062	1,040,332
Moderna, Inc. (a)	31,900	1,326,402
Regeneron Pharmaceuticals, Inc. (a)	9,917	7,064,177
Vertex Pharmaceuticals, Inc. (a)	24,259	9,769,099
		74,921,085
Broadline Retail 4.1%
Amazon.com, Inc. (a)	881,551	193,403,474
eBay, Inc.	45,121	2,795,246
		196,198,720
Building Products 0.5%
A O Smith Corp.	11,220	765,316
Allegion plc	8,189	1,070,139
Builders FirstSource, Inc. (a)	10,841	1,549,504
Carrier Global Corp.	78,602	5,365,373
Johnson Controls International plc	62,926	4,966,749
Lennox International, Inc.	3,020	1,840,086
Masco Corp.	20,323	1,474,840
Trane Technologies plc	21,197	7,829,112
		24,861,119
Capital Markets 3.1%
Ameriprise Financial, Inc.	9,139	4,865,878
Bank of New York Mellon Corp. (The)	68,490	5,262,087
BlackRock, Inc.	13,714	14,058,359
Blackstone, Inc.	68,012	11,726,629
Cboe Global Markets, Inc.	9,861	1,926,839
Charles Schwab Corp. (The)	140,820	10,422,088
CME Group, Inc.	33,946	7,883,280
FactSet Research Systems, Inc.	3,579	1,718,922

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
3

Portfolio of Investments December 31, 2024†^ (continued)
	Shares	Value
Common Stocks (continued)
Capital Markets (continued)
Franklin Resources, Inc.	29,104	$ 590,520
Goldman Sachs Group, Inc. (The)	29,570	16,932,373
Intercontinental Exchange, Inc.	54,087	8,059,504
Invesco Ltd.	42,337	740,051
KKR & Co., Inc.	63,590	9,405,597
MarketAxess Holdings, Inc.	3,552	802,894
Moody's Corp.	14,679	6,948,598
Morgan Stanley	116,854	14,690,885
MSCI, Inc.	7,382	4,429,274
Nasdaq, Inc.	38,982	3,013,698
Northern Trust Corp.	18,672	1,913,880
Raymond James Financial, Inc.	17,236	2,677,268
S&P Global, Inc.	29,908	14,895,081
State Street Corp.	27,615	2,710,412
T. Rowe Price Group, Inc.	20,927	2,366,635
		148,040,752
Chemicals 1.2%
Air Products and Chemicals, Inc.	20,942	6,074,018
Albemarle Corp. (b)	11,072	953,078
Celanese Corp.	10,297	712,655
CF Industries Holdings, Inc.	16,393	1,398,651
Corteva, Inc.	64,743	3,687,761
Dow, Inc.	65,948	2,646,493
DuPont de Nemours, Inc.	39,371	3,002,039
Eastman Chemical Co.	10,919	997,123
Ecolab, Inc.	23,740	5,562,757
FMC Corp.	11,759	571,605
International Flavors & Fragrances, Inc.	24,085	2,036,387
Linde plc	44,854	18,779,024
LyondellBasell Industries NV, Class A	24,473	1,817,610
Mosaic Co. (The)	29,922	735,483
PPG Industries, Inc.	21,854	2,610,460
Sherwin-Williams Co. (The)	21,826	7,419,312
		59,004,456
Commercial Services & Supplies 0.5%
Cintas Corp.	32,292	5,899,748
Copart, Inc. (a)	82,582	4,739,381
Republic Services, Inc.	19,174	3,857,425
Rollins, Inc.	26,460	1,226,421
Veralto Corp.	23,296	2,372,698
Waste Management, Inc.	34,406	6,942,787
		25,038,460
Communications Equipment 0.9%
Arista Networks, Inc. (a)	97,308	10,755,453
Cisco Systems, Inc.	375,480	22,228,416
	Shares	Value

Communications Equipment (continued)
F5, Inc. (a)	5,472	$ 1,376,044
Juniper Networks, Inc.	31,188	1,167,991
Motorola Solutions, Inc.	15,743	7,276,887
		42,804,791
Construction & Engineering 0.1%
Quanta Services, Inc.	13,905	4,394,675
Construction Materials 0.1%
Martin Marietta Materials, Inc.	5,757	2,973,491
Vulcan Materials Co.	12,440	3,199,941
		6,173,432
Consumer Finance 0.6%
American Express Co.	52,423	15,558,622
Capital One Financial Corp.	35,937	6,408,286
Discover Financial Services	23,651	4,097,063
Synchrony Financial	36,676	2,383,940
		28,447,911
Consumer Staples Distribution & Retail 1.9%
Costco Wholesale Corp.	41,737	38,242,361
Dollar General Corp.	20,716	1,570,687
Dollar Tree, Inc. (a)	19,037	1,426,633
Kroger Co. (The) (b)	62,700	3,834,105
Sysco Corp.	46,273	3,538,034
Target Corp.	43,395	5,866,136
Walgreens Boots Alliance, Inc.	67,600	630,708
Walmart, Inc.	408,887	36,942,940
		92,051,604
Containers & Packaging 0.2%
Amcor plc (b)	136,150	1,281,172
Avery Dennison Corp.	7,569	1,416,387
Ball Corp.	28,112	1,549,815
International Paper Co.	32,726	1,761,313
Packaging Corp. of America	8,400	1,891,092
Smurfit WestRock plc	46,548	2,507,075
		10,406,854
Distributors 0.1%
Genuine Parts Co.	13,097	1,529,206
LKQ Corp.	24,488	899,934
Pool Corp.	3,585	1,222,270
		3,651,410
Diversified Telecommunication Services 0.7%
AT&T, Inc.	675,907	15,390,402

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
4	NYLI VP S&P 500 Index Portfolio

	Shares	Value
Common Stocks (continued)
Diversified Telecommunication Services (continued)
Verizon Communications, Inc.	396,544	$ 15,857,795
		31,248,197
Electric Utilities 1.5%
Alliant Energy Corp.	24,171	1,429,473
American Electric Power Co., Inc.	50,167	4,626,903
Constellation Energy Corp.	29,462	6,590,944
Duke Energy Corp.	72,767	7,839,917
Edison International	36,469	2,911,685
Entergy Corp.	40,394	3,062,673
Evergy, Inc.	21,664	1,333,419
Eversource Energy	34,515	1,982,197
Exelon Corp.	94,655	3,562,814
FirstEnergy Corp.	48,317	1,922,050
NextEra Energy, Inc.	193,712	13,887,213
NRG Energy, Inc.	19,082	1,721,578
PG&E Corp.	205,939	4,155,849
Pinnacle West Capital Corp.	10,710	907,887
PPL Corp.	69,516	2,256,489
Southern Co. (The)	103,213	8,496,494
Xcel Energy, Inc.	54,093	3,652,359
		70,339,944
Electrical Equipment 0.8%
AMETEK, Inc.	21,789	3,927,685
Eaton Corp. plc	37,228	12,354,856
Emerson Electric Co.	53,712	6,656,528
GE Vernova, Inc.	25,966	8,540,997
Generac Holdings, Inc. (a)	5,605	869,055
Hubbell, Inc.	5,056	2,117,908
Rockwell Automation, Inc.	10,635	3,039,377
		37,506,406
Electronic Equipment, Instruments & Components 0.6%
Amphenol Corp., Class A	113,568	7,887,298
CDW Corp.	12,553	2,184,724
Corning, Inc.	72,589	3,449,429
Jabil, Inc.	10,630	1,529,657
Keysight Technologies, Inc. (a)	16,348	2,625,979
TE Connectivity plc	28,181	4,029,037
Teledyne Technologies, Inc. (a)	4,390	2,037,531
Trimble, Inc. (a)	23,004	1,625,463
Zebra Technologies Corp., Class A (a)	4,859	1,876,643
		27,245,761
Energy Equipment & Services 0.2%
Baker Hughes Co.	93,213	3,823,598
Halliburton Co.	82,754	2,250,081
	Shares	Value

Energy Equipment & Services (continued)
Schlumberger NV	133,024	$ 5,100,140
		11,173,819
Entertainment 1.4%
Electronic Arts, Inc.	22,482	3,289,117
Live Nation Entertainment, Inc. (a)	14,771	1,912,844
Netflix, Inc. (a)	40,266	35,889,891
Take-Two Interactive Software, Inc. (a)	15,386	2,832,255
Walt Disney Co. (The)	170,589	18,995,085
Warner Bros Discovery, Inc. (a)	210,289	2,222,755
		65,141,947
Financial Services 4.4%
Apollo Global Management, Inc.	42,107	6,954,392
Berkshire Hathaway, Inc., Class B (a)	172,663	78,264,685
Corpay, Inc. (a)	6,567	2,222,404
Fidelity National Information Services, Inc.	50,713	4,096,089
Fiserv, Inc. (a)	53,592	11,008,869
Global Payments, Inc.	23,973	2,686,414
Jack Henry & Associates, Inc.	6,873	1,204,837
Mastercard, Inc., Class A	77,214	40,658,576
PayPal Holdings, Inc. (a)	94,438	8,060,283
Visa, Inc., Class A	162,786	51,446,887
		206,603,436
Food Products 0.6%
Archer-Daniels-Midland Co.	45,041	2,275,471
Bunge Global SA	13,153	1,022,777
Campbell's Co. (The)	18,503	774,906
Conagra Brands, Inc.	44,959	1,247,612
General Mills, Inc.	52,296	3,334,916
Hershey Co. (The)	13,917	2,356,844
Hormel Foods Corp.	27,377	858,817
J M Smucker Co. (The)	10,023	1,103,733
Kellanova	25,327	2,050,727
Kraft Heinz Co. (The)	83,149	2,553,506
Lamb Weston Holdings, Inc.	13,433	897,727
McCormick & Co., Inc. (Non-Voting)	23,756	1,811,157
Mondelez International, Inc., Class A	125,963	7,523,770
Tyson Foods, Inc., Class A	26,927	1,546,687
		29,358,650
Gas Utilities 0.1%
Atmos Energy Corp.	14,623	2,036,545
Ground Transportation 0.9%
CSX Corp.	181,656	5,862,039
JB Hunt Transport Services, Inc.	7,504	1,280,633
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
5

Portfolio of Investments December 31, 2024†^ (continued)
	Shares	Value
Common Stocks (continued)
Ground Transportation (continued)
Norfolk Southern Corp.	21,312	$ 5,001,927
Old Dominion Freight Line, Inc.	17,698	3,121,927
Uber Technologies, Inc. (a)	198,356	11,964,834
Union Pacific Corp.	57,109	13,023,136
		40,254,496
Health Care Equipment & Supplies 2.2%
Abbott Laboratories	163,384	18,480,364
Align Technology, Inc. (a)	6,610	1,378,251
Baxter International, Inc.	48,097	1,402,509
Becton Dickinson & Co.	27,228	6,177,216
Boston Scientific Corp. (a)	138,833	12,400,564
Cooper Cos., Inc. (The) (a)	18,760	1,724,607
DexCom, Inc. (a)	36,794	2,861,469
Edwards Lifesciences Corp. (a)	55,559	4,113,033
GE HealthCare Technologies, Inc.	43,037	3,364,633
Hologic, Inc. (a)	21,880	1,577,329
IDEXX Laboratories, Inc. (a)	7,714	3,189,276
Insulet Corp. (a)	6,608	1,725,151
Intuitive Surgical, Inc. (a)	33,552	17,512,802
Medtronic plc	120,807	9,650,063
ResMed, Inc.	13,828	3,162,325
Solventum Corp. (a)	13,019	860,035
STERIS plc	9,298	1,911,297
Stryker Corp.	32,319	11,636,456
Teleflex, Inc.	4,375	778,662
Zimmer Biomet Holdings, Inc.	18,753	1,980,879
		105,886,921
Health Care Providers & Services 2.0%
Cardinal Health, Inc.	22,797	2,696,201
Cencora, Inc.	16,520	3,711,714
Centene Corp. (a)	47,558	2,881,064
Cigna Group (The)	26,202	7,235,420
CVS Health Corp.	118,541	5,321,306
DaVita, Inc. (a)	4,248	635,288
Elevance Health, Inc.	21,847	8,059,358
HCA Healthcare, Inc.	17,179	5,156,277
Henry Schein, Inc. (a)	11,745	812,754
Humana, Inc.	11,343	2,877,833
Labcorp Holdings, Inc.	7,879	1,806,812
McKesson Corp.	11,958	6,814,984
Molina Healthcare, Inc. (a)	5,388	1,568,177
Quest Diagnostics, Inc.	10,514	1,586,142
UnitedHealth Group, Inc.	86,690	43,853,003
Universal Health Services, Inc., Class B	5,531	992,372
		96,008,705
	Shares	Value

Health Care REITs 0.3%
Alexandria Real Estate Equities, Inc.	14,652	$ 1,429,303
Healthpeak Properties, Inc.	65,887	1,335,529
Ventas, Inc.	39,518	2,327,215
Welltower, Inc.	55,724	7,022,896
		12,114,943
Hotel & Resort REITs 0.0% ‡
Host Hotels & Resorts, Inc.	65,848	1,153,657
Hotels, Restaurants & Leisure 1.9%
Airbnb, Inc., Class A (a)	40,777	5,358,506
Booking Holdings, Inc.	3,118	15,491,534
Caesars Entertainment, Inc. (a)	20,015	668,901
Carnival Corp. (a)	97,849	2,438,397
Chipotle Mexican Grill, Inc. (a)	128,355	7,739,807
Darden Restaurants, Inc.	11,068	2,066,285
Domino's Pizza, Inc.	3,253	1,365,479
Expedia Group, Inc. (a)	11,570	2,155,838
Hilton Worldwide Holdings, Inc.	22,964	5,675,782
Las Vegas Sands Corp.	32,783	1,683,735
Marriott International, Inc., Class A	21,727	6,060,529
McDonald's Corp.	67,505	19,569,025
MGM Resorts International (a)	21,316	738,599
Norwegian Cruise Line Holdings Ltd. (a)	41,420	1,065,737
Royal Caribbean Cruises Ltd.	23,302	5,375,538
Starbucks Corp.	106,775	9,743,219
Wynn Resorts Ltd.	8,715	750,884
Yum! Brands, Inc.	26,288	3,526,798
		91,474,593
Household Durables 0.3%
DR Horton, Inc.	27,471	3,840,995
Garmin Ltd.	14,471	2,984,789
Lennar Corp., Class A	22,495	3,067,643
Mohawk Industries, Inc. (a)	4,935	587,907
NVR, Inc. (a)	289	2,363,702
PulteGroup, Inc.	19,319	2,103,839
		14,948,875
Household Products 1.1%
Church & Dwight Co., Inc.	23,079	2,416,602
Clorox Co. (The)	11,660	1,893,701
Colgate-Palmolive Co.	76,962	6,996,615
Kimberly-Clark Corp.	31,414	4,116,491
Procter & Gamble Co. (The)	221,843	37,191,979
		52,615,388
Independent Power and Renewable Electricity Producers 0.1%
AES Corp. (The)	66,978	862,007

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
6	NYLI VP S&P 500 Index Portfolio

	Shares	Value
Common Stocks (continued)
Independent Power and Renewable Electricity Producers (continued)
Vistra Corp.	32,049	$ 4,418,595
		5,280,602
Industrial Conglomerates 0.4%
3M Co.	51,297	6,621,930
Honeywell International, Inc.	61,253	13,836,440
		20,458,370
Industrial REITs 0.2%
Prologis, Inc.	87,245	9,221,796
Insurance 2.0%
Aflac, Inc.	47,097	4,871,714
Allstate Corp. (The)	24,944	4,808,954
American International Group, Inc.	58,759	4,277,655
Aon plc, Class A	20,372	7,316,808
Arch Capital Group Ltd.	35,298	3,259,770
Arthur J. Gallagher & Co.	23,531	6,679,274
Assurant, Inc.	4,831	1,030,066
Brown & Brown, Inc.	22,358	2,280,963
Chubb Ltd.	35,314	9,757,258
Cincinnati Financial Corp.	14,725	2,115,982
Erie Indemnity Co., Class A	2,350	968,740
Everest Group Ltd.	4,049	1,467,601
Globe Life, Inc.	7,908	881,900
Hartford Financial Services Group, Inc. (The)	27,308	2,987,495
Loews Corp.	17,027	1,442,017
Marsh & McLennan Cos., Inc.	46,263	9,826,724
MetLife, Inc.	54,789	4,486,123
Principal Financial Group, Inc.	19,822	1,534,421
Progressive Corp. (The)	55,183	13,222,399
Prudential Financial, Inc.	33,535	3,974,904
Travelers Cos., Inc. (The)	21,385	5,151,433
W R Berkley Corp.	28,358	1,659,510
Willis Towers Watson plc	9,488	2,972,021
		96,973,732
Interactive Media & Services 6.5%
Alphabet, Inc.
Class A	550,406	104,191,856
Class C	448,317	85,377,489

Match Group, Inc. (a)	23,653	773,690
Meta Platforms, Inc., Class A	205,355	120,237,406
		310,580,441
	Shares	Value

IT Services 1.1%
Accenture plc, Class A	58,861	$ 20,706,711
Akamai Technologies, Inc. (a)	14,151	1,353,543
Cognizant Technology Solutions Corp., Class A	46,706	3,591,692
EPAM Systems, Inc. (a)	5,343	1,249,300
Gartner, Inc. (a)	7,266	3,520,159
GoDaddy, Inc., Class A (a)	13,225	2,610,218
International Business Machines Corp.	87,101	19,147,413
VeriSign, Inc. (a)	7,785	1,611,184
		53,790,220
Leisure Products 0.0% ‡
Hasbro, Inc.	12,352	690,600
Life Sciences Tools & Services 1.0%
Agilent Technologies, Inc.	27,066	3,636,047
Bio-Techne Corp.	14,968	1,078,145
Charles River Laboratories International, Inc. (a)	4,817	889,218
Danaher Corp.	60,554	13,900,171
IQVIA Holdings, Inc. (a)	16,242	3,191,715
Mettler-Toledo International, Inc. (a)	1,988	2,432,676
Revvity, Inc. (b)	11,464	1,279,497
Thermo Fisher Scientific, Inc.	36,031	18,744,407
Waters Corp. (a)	5,593	2,074,891
West Pharmaceutical Services, Inc.	6,822	2,234,614
		49,461,381
Machinery 1.6%
Caterpillar, Inc.	45,480	16,498,325
Cummins, Inc.	12,922	4,504,609
Deere & Co.	23,969	10,155,665
Dover Corp.	12,923	2,424,355
Fortive Corp.	32,682	2,451,150
IDEX Corp.	7,133	1,492,865
Illinois Tool Works, Inc.	25,314	6,418,618
Ingersoll Rand, Inc.	37,963	3,434,133
Nordson Corp.	5,117	1,070,681
Otis Worldwide Corp.	37,629	3,484,822
PACCAR, Inc.	49,389	5,137,444
Parker-Hannifin Corp.	12,125	7,711,864
Pentair plc	15,565	1,566,462
Snap-on, Inc.	4,946	1,679,068
Stanley Black & Decker, Inc.	14,522	1,165,971
Westinghouse Air Brake Technologies Corp.	16,192	3,069,841
Xylem, Inc.	22,885	2,655,118
		74,920,991
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
7

Portfolio of Investments December 31, 2024†^ (continued)
	Shares	Value
Common Stocks (continued)
Media 0.5%
Charter Communications, Inc., Class A (a)	9,108	$ 3,121,949
Comcast Corp., Class A	359,568	13,494,587
Fox Corp.
Class A	20,833	1,012,067
Class B	12,427	568,411

Interpublic Group of Cos., Inc. (The)	35,090	983,222
News Corp., Class A	35,693	982,985
News Corp., Class B (b)	10,547	320,945
Omnicom Group, Inc.	18,378	1,581,243
Paramount Global, Class B	56,045	586,231
		22,651,640
Metals & Mining 0.3%
Freeport-McMoRan, Inc.	135,358	5,154,433
Newmont Corp.	107,241	3,991,510
Nucor Corp.	22,119	2,581,508
Steel Dynamics, Inc.	13,337	1,521,352
		13,248,803
Multi-Utilities 0.6%
Ameren Corp.	25,144	2,241,336
CenterPoint Energy, Inc.	61,392	1,947,968
CMS Energy Corp.	28,145	1,875,864
Consolidated Edison, Inc.	32,632	2,911,753
Dominion Energy, Inc.	79,128	4,261,834
DTE Energy Co.	19,509	2,355,712
NiSource, Inc.	43,970	1,616,337
Public Service Enterprise Group, Inc.	46,932	3,965,285
Sempra	59,666	5,233,902
WEC Energy Group, Inc.	29,800	2,802,392
		29,212,383
Office REITs 0.0% ‡
BXP, Inc.	13,702	1,018,881
Oil, Gas & Consumable Fuels 2.9%
APA Corp.	34,849	804,663
Chevron Corp.	157,435	22,802,885
ConocoPhillips	121,852	12,084,063
Coterra Energy, Inc.	69,388	1,772,170
Devon Energy Corp.	61,880	2,025,332
Diamondback Energy, Inc.	17,603	2,883,899
EOG Resources, Inc.	52,982	6,494,534
EQT Corp.	56,207	2,591,705
Exxon Mobil Corp.	414,015	44,535,594
Hess Corp.	26,035	3,462,915
	Shares	Value

Oil, Gas & Consumable Fuels (continued)
Kinder Morgan, Inc.	182,071	$ 4,988,745
Marathon Petroleum Corp.	30,275	4,223,362
Occidental Petroleum Corp.	63,642	3,144,551
ONEOK, Inc.	55,030	5,525,012
Phillips 66	38,903	4,432,219
Targa Resources Corp.	20,541	3,666,569
Texas Pacific Land Corp.	1,775	1,963,079
Valero Energy Corp.	29,822	3,655,879
Williams Cos., Inc. (The)	114,830	6,214,600
		137,271,776
Passenger Airlines 0.2%
Delta Air Lines, Inc.	60,393	3,653,776
Southwest Airlines Co.	56,495	1,899,362
United Airlines Holdings, Inc. (a)	30,980	3,008,158
		8,561,296
Personal Care Products 0.1%
Estee Lauder Cos., Inc. (The), Class A	21,990	1,648,810
Kenvue, Inc.	180,604	3,855,896
		5,504,706
Pharmaceuticals 3.1%
Bristol-Myers Squibb Co.	191,053	10,805,958
Eli Lilly & Co.	74,223	57,300,156
Johnson & Johnson	226,796	32,799,237
Merck & Co., Inc.	238,290	23,705,089
Pfizer, Inc.	533,826	14,162,404
Viatris, Inc.	112,436	1,399,828
Zoetis, Inc.	42,499	6,924,362
		147,097,034
Professional Services 0.6%
Automatic Data Processing, Inc.	38,382	11,235,563
Broadridge Financial Solutions, Inc.	11,011	2,489,477
Dayforce, Inc. (a)	14,855	1,079,067
Equifax, Inc.	11,676	2,975,629
Jacobs Solutions, Inc.	11,704	1,563,888
Leidos Holdings, Inc.	12,569	1,810,690
Paychex, Inc.	30,173	4,230,858
Paycom Software, Inc.	4,580	938,763
Verisk Analytics, Inc.	13,302	3,663,770
		29,987,705
Real Estate Management & Development 0.1%
CBRE Group, Inc., Class A (a)	28,335	3,720,102
CoStar Group, Inc. (a)	38,618	2,764,663
		6,484,765

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
8	NYLI VP S&P 500 Index Portfolio

	Shares	Value
Common Stocks (continued)
Residential REITs 0.3%
AvalonBay Communities, Inc.	13,381	$ 2,943,418
Camden Property Trust	10,049	1,166,086
Equity Residential	32,161	2,307,873
Essex Property Trust, Inc.	6,054	1,728,054
Invitation Homes, Inc.	53,667	1,715,734
Mid-America Apartment Communities, Inc.	11,010	1,701,816
UDR, Inc.	28,285	1,227,852
		12,790,833
Retail REITs 0.3%
Federal Realty Investment Trust	7,203	806,376
Kimco Realty Corp.	63,498	1,487,758
Realty Income Corp.	82,444	4,403,334
Regency Centers Corp.	15,388	1,137,635
Simon Property Group, Inc.	28,890	4,975,147
		12,810,250
Semiconductors & Semiconductor Equipment 11.3%
Advanced Micro Devices, Inc. (a)	152,867	18,464,805
Analog Devices, Inc.	46,769	9,936,542
Applied Materials, Inc.	77,658	12,629,521
Broadcom, Inc.	439,965	102,001,486
Enphase Energy, Inc. (a)	12,727	874,090
First Solar, Inc. (a)	10,085	1,777,380
Intel Corp.	406,281	8,145,934
KLA Corp.	12,600	7,939,512
Lam Research Corp.	121,205	8,754,637
Microchip Technology, Inc.	50,586	2,901,107
Micron Technology, Inc.	104,443	8,789,923
Monolithic Power Systems, Inc.	4,595	2,718,861
NVIDIA Corp.	2,310,708	310,304,977
NXP Semiconductors NV	23,941	4,976,137
ON Semiconductor Corp. (a)	40,110	2,528,936
QUALCOMM, Inc.	104,655	16,077,101
Skyworks Solutions, Inc.	15,045	1,334,191
Teradyne, Inc.	15,341	1,931,739
Texas Instruments, Inc.	85,930	16,112,734
		538,199,613
Software 10.3%
Adobe, Inc. (a)	41,467	18,439,546
ANSYS, Inc. (a)	8,238	2,778,925
Autodesk, Inc. (a)	20,253	5,986,179
Cadence Design Systems, Inc. (a)	25,835	7,762,384
Crowdstrike Holdings, Inc., Class A (a)	21,922	7,500,832
Fair Isaac Corp. (a)	2,294	4,567,193
Fortinet, Inc. (a)	59,925	5,661,714
	Shares	Value

Software (continued)
Gen Digital, Inc.	51,081	$ 1,398,598
Intuit, Inc.	26,403	16,594,285
Microsoft Corp.	700,360	295,201,740
Oracle Corp.	151,399	25,229,129
Palantir Technologies, Inc., Class A (a)	193,091	14,603,472
Palo Alto Networks, Inc. (a)	61,654	11,218,562
PTC, Inc. (a)	11,316	2,080,673
Roper Technologies, Inc.	10,101	5,251,005
Salesforce, Inc.	90,055	30,108,088
ServiceNow, Inc. (a)	19,405	20,571,629
Synopsys, Inc. (a)	14,470	7,023,159
Tyler Technologies, Inc. (a)	4,032	2,325,012
Workday, Inc., Class A (a)	20,064	5,177,114
		489,479,239
Specialized REITs 0.9%
American Tower Corp.	44,018	8,073,341
Crown Castle, Inc.	40,939	3,715,624
Digital Realty Trust, Inc.	29,372	5,208,537
Equinix, Inc.	9,089	8,569,927
Extra Space Storage, Inc.	19,969	2,987,362
Iron Mountain, Inc.	27,644	2,905,661
Public Storage	14,846	4,445,486
SBA Communications Corp.	10,129	2,064,290
VICI Properties, Inc.	99,302	2,900,611
Weyerhaeuser Co.	68,443	1,926,671
		42,797,510
Specialty Retail 1.8%
AutoZone, Inc. (a)	1,592	5,097,584
Best Buy Co., Inc.	18,407	1,579,321
CarMax, Inc. (a)	14,594	1,193,206
Home Depot, Inc. (The)	93,567	36,396,627
Lowe's Cos., Inc.	53,439	13,188,745
O'Reilly Automotive, Inc. (a)	5,438	6,448,380
Ross Stores, Inc.	31,252	4,727,490
TJX Cos., Inc. (The)	106,245	12,835,459
Tractor Supply Co.	50,321	2,670,032
Ulta Beauty, Inc. (a)	4,438	1,930,219
		86,067,063
Technology Hardware, Storage & Peripherals 7.9%
Apple, Inc. (c)	1,423,900	356,573,038
Dell Technologies, Inc., Class C	28,935	3,334,469
Hewlett Packard Enterprise Co.	122,334	2,611,831
HP, Inc.	90,782	2,962,217
NetApp, Inc.	19,290	2,239,183
Seagate Technology Holdings plc	19,926	1,719,813
Super Micro Computer, Inc. (a)(b)	47,437	1,445,880
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
9

Portfolio of Investments December 31, 2024†^ (continued)
	Shares	Value
Common Stocks (continued)
Technology Hardware, Storage & Peripherals (continued)
Western Digital Corp. (a)	32,565	$ 1,941,851
		372,828,282
Textiles, Apparel & Luxury Goods 0.4%
Deckers Outdoor Corp. (a)	14,311	2,906,421
Lululemon Athletica, Inc. (a)	10,640	4,068,842
NIKE, Inc., Class B	112,153	8,486,618
Ralph Lauren Corp.	3,788	874,952
Tapestry, Inc.	21,952	1,434,124
		17,770,957
Tobacco 0.6%
Altria Group, Inc.	159,650	8,348,099
Philip Morris International, Inc.	146,464	17,626,942
		25,975,041
Trading Companies & Distributors 0.3%
Fastenal Co.	53,965	3,880,623
United Rentals, Inc.	6,182	4,354,848
WW Grainger, Inc.	4,175	4,400,659
		12,636,130
Water Utilities 0.1%
American Water Works Co., Inc.	18,359	2,285,512
Wireless Telecommunication Services 0.2%
T-Mobile US, Inc.	45,913	10,134,376
Total Common Stocks (d) (Cost $1,157,510,147)		4,691,600,802

	Number of Rights

Rights 0.0% ‡
Health Care Equipment & Supplies 0.0% ‡
ABIOMED, Inc., CVR (a)(e)	4,165	4,248
Total Rights (Cost $4,248)		4,248

	Shares

Short-Term Investments 1.3%
Affiliated Investment Company 0.0% ‡
NYLI U.S. Government Liquidity Fund, 4.309% (f)	685,966	685,966
	Shares	Value

Unaffiliated Investment Company 0.1%
Invesco Government & Agency Portfolio, 4.478% (f)(g)	5,149,916	$ 5,149,916

	Principal Amount

U.S. Treasury Debt 1.2%
U.S. Treasury Bills
4.265%, due 3/25/25 (c)(h)	$ 55,400,000	54,872,710
Total Short-Term Investments (Cost $60,697,598)		60,708,592
Total Investments (Cost $1,218,211,993)	100.0%	4,752,313,642
Other Assets, Less Liabilities	0.0‡	828,995
Net Assets	100.0%	$ 4,753,142,637

†	Percentages indicated are based on Portfolio net assets.
^	Industry classifications may be different than those used for compliance monitoring purposes.
‡	Less than one-tenth of a percent.
(a)	Non-income producing security.
(b)	All or a portion of this security was held on loan. As of December 31, 2024, the aggregate market value of securities on loan was $6,490,864; the total market value of collateral held by the Portfolio was $6,632,695. The market value of the collateral held included non-cash collateral in the form of U.S. Treasury securities with a value of $1,482,779. The Portfolio received cash collateral with a value of $5,149,916. (See Note 2(I))
(c)	Represents a security, or portion thereof, which was maintained at the broker as collateral for futures contracts.
(d)	The combined market value of common stocks and notional value of Standard & Poor’s 500 Index futures contracts represents 99.9% of the Portfolio’s net assets.
(e)	Illiquid security—As of December 31, 2024, the total market value deemed illiquid under procedures approved by the Board of Trustees was $4,248, which represented less than one-tenth of a percent of the Portfolio’s net assets. (Unaudited)
(f)	Current yield as of December 31, 2024.
(g)	Represents a security purchased with cash collateral received for securities on loan.
(h)	Interest rate shown represents yield to maturity.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
10	NYLI VP S&P 500 Index Portfolio

Investments in Affiliates (in 000's)
Investments in issuers considered to be affiliate(s) of the Portfolio during the year ended December 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Investment Companies	Value, Beginning of Year	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Year	Dividend Income	Other Distributions	Shares End of Year
NYLI U.S. Government Liquidity Fund	$ 22	$ 27,033	$ (26,369)	$ —	$ —	$ 686	$ 7	$ —	686
Futures Contracts
As of December 31, 2024, the Portfolio held the following futures contracts:
Type	Number of Contracts	Expiration Date	Value at Trade Date	Current Notional Amount	Unrealized Appreciation (Depreciation)[1]
Long Contracts
S&P 500 E-Mini Index	184	March 2025	$ 56,256,386	$ 54,608,900	$ (1,647,486)

1.	Represents the difference between the value of the contracts at the time they were opened and the value as of December 31, 2024.
Abbreviation(s):
REIT—Real Estate Investment Trust
The following is a summary of the fair valuations according to the inputs used as of December 31, 2024, for valuing the Portfolio’s assets and liabilities:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Common Stocks	$ 4,691,600,802	$ —	$ —	$ 4,691,600,802
Rights	—	4,248	—	4,248
Short-Term Investments
Affiliated Investment Company	685,966	—	—	685,966
Unaffiliated Investment Company	5,149,916	—	—	5,149,916
U.S. Treasury Debt	—	54,872,710	—	54,872,710
Total Short-Term Investments	5,835,882	54,872,710	—	60,708,592
Total Investments in Securities	$ 4,697,436,684	$ 54,876,958	$ —	$ 4,752,313,642
Liability Valuation Inputs
Other Financial Instruments
Futures Contracts (b)	$ (1,647,486)	$ —	$ —	$ (1,647,486)

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.
(b)	The value listed for these securities reflects unrealized appreciation (depreciation) as shown on the Portfolio of Investments.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
11

Statement of Assets and Liabilities as of December 31, 2024
Assets
Investment in unaffiliated securities, at value (identified cost $1,217,526,027) including securities on loan of $6,490,864	$4,751,627,676
Investment in affiliated investment companies, at value (identified cost $685,966)	685,966
Receivables:
Portfolio shares sold	5,695,722
Dividends and interest	2,864,523
Securities lending	1,985
Other assets	17,387
Total assets	4,760,893,259
Liabilities
Cash collateral received for securities on loan	5,149,916
Due to custodian	540,062
Payables:
Portfolio shares redeemed	817,632
NYLIFE Distributors (See Note 3)	618,325
Manager (See Note 3)	275,907
Variation margin on futures contracts	213,018
Professional fees	31,598
Custodian	14,080
Shareholder communication	5,436
Accrued expenses	84,648
Total liabilities	7,750,622
Net assets	$4,753,142,637
Composition of Net Assets
Shares of beneficial interest outstanding (par value of $.001 per share) unlimited number of shares authorized	$45,568
Additional paid-in-capital	1,159,293,323
1,159,338,891
Total distributable earnings (loss)	3,593,803,746
Net assets	$4,753,142,637
Initial Class
Net assets applicable to outstanding shares	$1,885,140,659
Shares of beneficial interest outstanding	17,950,346
Net asset value per share outstanding	$105.02
Service Class
Net assets applicable to outstanding shares	$2,868,001,978
Shares of beneficial interest outstanding	27,618,072
Net asset value per share outstanding	$103.85

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
12	NYLI VP S&P 500 Index Portfolio

Statement of Operations for the year ended December 31, 2024
Investment Income (Loss)
Income
Dividends-unaffiliated (net of foreign tax withholding of $16,472)	$57,922,465
Interest	2,730,607
Securities lending, net	28,515
Dividends-affiliated	6,670
Total income	60,688,257
Expenses
Manager (See Note 3)	6,718,602
Distribution/Service—Service Class (See Note 3)	6,412,521
Shareholder communication	326,555
Professional fees	292,459
Trustees	98,177
Custodian	63,715
Miscellaneous	622,842
Total expenses before waiver/reimbursement	14,534,871
Expense waiver/reimbursement from Manager (See Note 3)	(2,946,190)
Net expenses	11,588,681
Net investment income (loss)	49,099,576
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Unaffiliated investment transactions	18,185,372
Futures transactions	10,556,131
Foreign currency transactions	(130)
Net realized gain (loss)	28,741,373
Net change in unrealized appreciation (depreciation) on:
Unaffiliated investments	852,479,273
Futures contracts	(2,425,676)
Net change in unrealized appreciation (depreciation)	850,053,597
Net realized and unrealized gain (loss)	878,794,970
Net increase (decrease) in net assets resulting from operations	$927,894,546
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
13

Statements of Changes in Net Assets
for the years ended December 31, 2024 and December 31, 2023
	2024	2023
Increase (Decrease) in Net Assets
Operations:
Net investment income (loss)	$49,099,576	$48,075,848
Net realized gain (loss)	28,741,373	13,112,663
Net change in unrealized appreciation (depreciation)	850,053,597	715,487,118
Net increase (decrease) in net assets resulting from operations	927,894,546	776,675,629
Distributions to shareholders:
Initial Class	(26,672,708)	(42,435,488)
Service Class	(35,388,705)	(53,781,028)
Total distributions to shareholders	(62,061,413)	(96,216,516)
Capital share transactions:
Net proceeds from sales of shares	531,581,997	352,819,092
Net asset value of shares issued to shareholders in reinvestment of distributions	62,061,413	96,216,516
Cost of shares redeemed	(496,114,268)	(342,435,534)
Increase (decrease) in net assets derived from capital share transactions	97,529,142	106,600,074
Net increase (decrease) in net assets	963,362,275	787,059,187
Net Assets
Beginning of year	3,789,780,362	3,002,721,175
End of year	$4,753,142,637	$3,789,780,362
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
14	NYLI VP S&P 500 Index Portfolio

Financial Highlights selected per share data and ratios
	Year Ended December 31,
Initial Class	2024	2023	2022	2021	2020
Net asset value at beginning of year	$85.36	$69.69	$89.76	$71.41	$61.70
Net investment income (loss) (a)	1.25	1.22	1.12	1.03	1.00
Net realized and unrealized gain (loss)	19.91	16.77	(17.63)	19.19	10.13
Total from investment operations	21.16	17.99	(16.51)	20.22	11.13
Less distributions:
From net investment income	(1.18)	(1.10)	(1.12)	(1.01)	(0.91)
From net realized gain on investments	(0.32)	(1.22)	(2.44)	(0.86)	(0.51)
Total distributions	(1.50)	(2.32)	(3.56)	(1.87)	(1.42)
Net asset value at end of year	$105.02	$85.36	$69.69	$89.76	$71.41
Total investment return (b)	24.83%	26.14%	(18.19)%	28.55%	18.24%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	1.29%	1.57%	1.45%	1.28%	1.61%
Net expenses (c)	0.12%	0.12%	0.12%	0.12%	0.13%
Expenses (before waiver/reimbursement) (c)	0.19%	0.19%	0.19%	0.18%	0.20%
Portfolio turnover rate	2%	2%	2%	3%	2%
Net assets at end of year (in 000's)	$1,885,141	$1,592,465	$1,271,411	$1,745,640	$1,749,834

(a)	Per share data based on average shares outstanding during the year.
(b)	Total return does not reflect any deduction of sales charges, mortality and expense charges, contract charges or administrative charges.
(c)	In addition to the fees and expenses which the Portfolio bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.

	Year Ended December 31,
Service Class	2024	2023	2022	2021	2020
Net asset value at beginning of year	$84.48	$69.01	$88.87	$70.76	$61.19
Net investment income (loss) (a)	1.00	1.02	0.92	0.83	0.83
Net realized and unrealized gain (loss)	19.69	16.59	(17.43)	18.99	10.03
Total from investment operations	20.69	17.61	(16.51)	19.82	10.86
Less distributions:
From net investment income	(1.00)	(0.92)	(0.91)	(0.85)	(0.78)
From net realized gain on investments	(0.32)	(1.22)	(2.44)	(0.86)	(0.51)
Total distributions	(1.32)	(2.14)	(3.35)	(1.71)	(1.29)
Net asset value at end of year	$103.85	$84.48	$69.01	$88.87	$70.76
Total investment return (b)	24.52%	25.83%	(18.40)%	28.23%	17.95%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	1.04%	1.32%	1.21%	1.03%	1.37%
Net expenses (c)	0.37%	0.37%	0.37%	0.37%	0.38%
Expenses (before waiver/reimbursement) (c)	0.44%	0.44%	0.44%	0.43%	0.45%
Portfolio turnover rate	2%	2%	2%	3%	2%
Net assets at end of year (in 000's)	$2,868,002	$2,197,315	$1,731,310	$2,066,943	$1,620,242

(a)	Per share data based on average shares outstanding during the year.
(b)	Total return does not reflect any deduction of sales charges, mortality and expense charges, contract charges or administrative charges.
(c)	In addition to the fees and expenses which the Portfolio bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
15

Notes to Financial Statements
Note 1–Organization and Business
New York Life Investments VP Funds Trust (the “Fund”) (formerly known as MainStay VP Funds Trust) was organized as a Delaware statutory trust on February 1, 2011. The Fund is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Fund is comprised of thirty-three separate series (collectively referred to as the “Portfolios”). These financial statements and notes relate to the NYLI VP S&P 500 Index Portfolio (formerly known as MainStay VP S&P 500 Index Portfolio) (the "Portfolio"), a "diversified” portfolio, as that term is defined in the 1940 Act, as interpreted or modified by regulatory authorities having jurisdiction, from time to time.
Shares of the Portfolio are currently offered to certain separate accounts to fund variable annuity policies and variable universal life insurance policies issued by New York Life Insurance and Annuity Corporation (“NYLIAC”), a wholly-owned subsidiary of New York Life Insurance Company (“New York Life”) and may also be offered to fund variable annuity policies and variable universal life insurance policies issued by other insurance companies. NYLIAC allocates shares of the Portfolio to, among others, certain NYLIAC separate accounts. Shares of the Portfolio are also offered to the NYLI VP Conservative Allocation Portfolio, NYLI VP Moderate Allocation Portfolio, NYLI VP Growth Allocation Portfolio and NYLI VP Equity Allocation Portfolio, which operate as “funds-of-funds," and other variable insurance funds.
The following table lists the Portfolio's share classes that have been registered and commenced operations:
Class	Commenced Operations
Initial Class	January 29, 1993
Service Class	June 5, 2003
Shares of the Portfolio are offered and are redeemed at a price equal to their respective net asset value (“NAV”) per share. No sales or redemption charge is applicable to the purchase or redemption of the Portfolio's shares. Under the terms of the Fund’s multiple class plan, adopted pursuant to Rule 18f-3 under the 1940 Act, the classes differ in that, among other things, Service Class shares of the Portfolio pay a combined distribution and service fee of 0.25% of average daily net assets attributable to Service Class shares of the Portfolio to the Distributor (as defined in Note 3(B)) pursuant to a plan adopted in accordance with Rule 12b-1 under the 1940 Act. Contract owners of variable annuity contracts purchased after June 2, 2003, are permitted to invest only in the Service Class shares.
The Portfolio's investment objective is to seek investment results that correspond to the total return performance (reflecting reinvestment of dividends) of common stocks in the aggregate, as represented by the S&P 500® Index.
In this reporting period, the Portfolio adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures ("ASU 2023-07"). Adoption of the new
standard impacted financial statement disclosures only and did not affect the Portfolio's financial position or its results of operations. The intent of ASU 2023-07 is, through improved segment disclosures, to enable investors to better understand an entity's overall performance and to assess its potential future cash flows. NYLI Disclosure Committee ("Committee") acts as the Portfolio's chief operating decision maker assessing performance and making decisions about resource allocation. The Committee has determined that the Portfolio has a single operating segment based on the fact that the Committee monitors the operating results of the Portfolio as a whole and the Portfolio's long-term strategic asset allocation is pre-determined in accordance with the terms of its respective prospectus, based on a defined investment strategy which is executed by the Portfolio's portfolio managers as a team. The financial information provided to and reviewed by the Committee is consistent with that presented in the Portfolio's Portfolio of Investments, Statement of Changes in Net Assets and Financial Highlights.
Note 2–Significant Accounting Policies
The Portfolio is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services—Investment Companies. The Portfolio prepares its financial statements in accordance with generally accepted accounting principles (“GAAP”) in the United States of America and follows the significant accounting policies described below.
(A) Securities Valuation.  Investments are usually valued as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time) on each day the Portfolio is open for business ("valuation date").
Pursuant to Rule 2a-5 under the 1940 Act, the Board of Trustees of the Fund (the "Board") has designated New York Life Investment Management LLC (“New York Life Investments” or the "Manager") as its Valuation Designee (the "Valuation Designee"). The Valuation Designee is responsible for performing fair valuations relating to all investments in the Portfolio’s portfolio for which market quotations are not readily available; periodically assessing and managing material valuation risks; establishing and applying fair value methodologies; testing fair valuation methodologies; evaluating and overseeing pricing services; ensuring appropriate segregation of valuation and portfolio management functions; providing quarterly, annual and prompt reporting to the Board, as appropriate; identifying potential conflicts of interest; and maintaining appropriate records. The Valuation Designee has established a valuation committee ("Valuation Committee") to assist in carrying out the Valuation Designee’s responsibilities and establish prices of securities for which market quotations are not readily available. The Portfolio's and the Valuation Designee's policies and procedures ("Valuation Procedures") govern the Valuation Designee’s selection and application of methodologies for determining and calculating the fair value of Portfolio investments. The Valuation Designee may value the Portfolio's portfolio securities for which market quotations are not readily available and other

16	NYLI VP S&P 500 Index Portfolio

Portfolio assets utilizing inputs from pricing services and other third-party sources. The Valuation Committee meets (in person, via electronic mail or via teleconference) on an ad-hoc basis to determine fair valuations and on a quarterly basis to review fair value events with respect to certain securities for which market quotations are not readily available, including valuation risks and back-testing results, and to preview reports to the Board.
The Valuation Committee establishes prices of securities for which market quotations are not readily available based on such methodologies and measurements on a regular basis after considering information that is reasonably available and deemed relevant by the Valuation Committee. The Board shall oversee the Valuation Designee and review fair valuation materials on a prompt, quarterly and annual basis and approve proposed revisions to the Valuation Procedures.
Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to the Valuation Procedures. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the Portfolio can access at the measurement date, provided that a quotation will not be readily available if it is not reliable. "Fair value" is defined as the price the Portfolio would reasonably expect to receive upon selling an asset or liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the asset or liability. Fair value measurements are determined within a framework that establishes a three-tier hierarchy that maximizes the use of observable market data and minimizes the use of unobservable inputs to establish a classification of fair value measurements for disclosure purposes. "Inputs" refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, such as the risk inherent in a particular valuation technique used to measure fair value using a pricing model and/or the risk inherent in the inputs for the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions market participants would use in pricing the asset or liability based on the information available. The inputs or methodology used for valuing assets or liabilities may not be an indication of the risks associated with investing in those assets or liabilities. The three-tier hierarchy of inputs is summarized below.
•	Level 1—quoted prices (unadjusted) in active markets for an identical asset or liability
•	Level 2—other significant observable inputs (including quoted prices for a similar asset or liability in active markets, interest rates and yield curves, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio's own assumptions about the assumptions that market participants would use in measuring fair value of an asset or liability)
The level of an asset or liability within the fair value hierarchy is based on the lowest level of an input, both individually and in the aggregate, that is significant to the fair value measurement. The aggregate value by input level of the Portfolio’s assets and liabilities as of December 31, 2024, is included at the end of the Portfolio of Investments.
The Portfolio may use third-party vendor evaluations, whose prices may be derived from one or more of the following standard inputs, among others:
• Broker/dealer quotes	• Benchmark securities
• Two-sided markets	• Reference data (corporate actions or material event notices)
• Bids/offers	• Monthly payment information
• Industry and economic events	• Reported trades
An asset or liability for which a market quotation is not readily available is valued by methods deemed reasonable in good faith by the Valuation Committee, following the Valuation Procedures to represent fair value. Under these procedures, the Valuation Designee generally uses a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information. The Valuation Designee may also use an income-based valuation approach in which the anticipated future cash flows of the asset or liability are discounted to calculate fair value. Fair value represents a good faith approximation of the value of a security. Fair value determinations involve the consideration of a number of subjective factors, an analysis of applicable facts and circumstances and the exercise of judgment. As a result, it is possible that the fair value for a security determined in good faith in accordance with the Valuation Procedures may differ from valuations for the same security determined for other funds using their own valuation procedures. Although the Valuation Procedures are designed to value a security at the price the Portfolio may reasonably expect to receive upon the security's sale in an orderly transaction, there can be no assurance that any fair value determination thereunder would, in fact, approximate the amount that the Portfolio would actually realize upon the sale of the security or the price at which the security would trade if a reliable market price were readily available. During the year ended December 31, 2024, there were no material changes to the fair value methodologies.
Securities which may be valued in this manner include, but are not limited to: (i) a security for which trading has been halted or suspended or otherwise does not have a readily available market quotation on a given day; (ii) a debt security that has recently gone into default and for which there is not a current market quotation; (iii) a security of an issuer that has entered into a restructuring; (iv) a security that has been delisted from a national exchange; (v) a security subject to trading collars for which no or limited trading takes place; and (vi) a security whose principal market has been temporarily closed at a time when, under normal conditions, it would be open. Securities valued in this manner are generally categorized as Level 2 or 3 in the hierarchy.
17

Notes to Financial Statements (continued)
Equity securities, rights and warrants, if applicable, are valued at the last quoted sales prices as of the close of regular trading on the relevant exchange on each valuation date. Securities that are not traded on the valuation date are valued at the mean of the last quoted bid and ask prices. Prices are normally taken from the principal market in which each security trades. These securities are generally categorized as Level 1 in the hierarchy.
Investments in mutual funds, including money market funds, are valued at their respective NAVs at the close of business each day on the valuation date. These securities are generally categorized as Level 1 in the hierarchy.
Futures contracts are valued at the last posted settlement price on the market where such futures are primarily traded. These securities are generally categorized as Level 1 in the hierarchy.
Debt securities (other than convertible and municipal bonds) are valued at the evaluated bid prices (evaluated mean prices in the case of convertible and municipal bonds) supplied by a pricing agent or broker selected by the Valuation Designee, in consultation with the Subadvisor. The evaluations are market-based measurements processed through a pricing application and represents the pricing agent’s good faith determination as to what a holder may receive in an orderly transaction under market conditions. The rules-based logic utilizes valuation techniques that reflect participants’ assumptions and vary by asset class and per methodology, maximizing the use of relevant observable data including quoted prices for similar assets, benchmark yield curves and market corroborated inputs. The evaluated bid or mean prices are deemed by the Valuation Designee, in consultation with the Subadvisor, to be representative of market values at the regular close of trading of the Exchange on each valuation date. Debt securities purchased on a delayed delivery basis are marked to market daily until settlement at the forward settlement date. Debt securities, including corporate bonds, U.S. government and federal agency bonds, municipal bonds, foreign bonds, convertible bonds, asset-backed securities and mortgage-backed securities are generally categorized as Level 2 in the hierarchy.
Temporary cash investments acquired in excess of 60 days to maturity at the time of purchase are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities and ratings), both as furnished by independent pricing services. Temporary cash investments that mature in 60 days or less at the time of purchase ("Short-Term Investments") are valued using the amortized cost method of valuation, unless the use of such method would be inappropriate. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between such cost and the principal on maturity date. Amortized cost approximates the current fair value of a security. Securities valued using the amortized cost method are not valued using quoted prices in an active market and are generally categorized as Level 2 in the hierarchy.
The information above is not intended to reflect an exhaustive list of the methodologies that may be used to value portfolio investments. The
Valuation Procedures permit the use of a variety of valuation methodologies in connection with valuing portfolio investments. The methodology used for a specific type of investment may vary based on the market data available or other considerations. The methodologies summarized above may not represent the specific means by which portfolio investments are valued on any particular business day.
A portfolio investment may be classified as an illiquid investment under the Portfolio's written liquidity risk management program and related procedures (“Liquidity Program”). Illiquidity of an investment might prevent the sale of such investment at a time when the Manager or the Subadvisor might wish to sell, and these investments could have the effect of decreasing the overall level of the Portfolio's liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid investments, requiring the Portfolio to rely on judgments that may be somewhat subjective in measuring value, which could vary materially from the amount that the Portfolio could realize upon disposition. Difficulty in selling illiquid investments may result in a loss or may be costly to the Portfolio. An illiquid investment is any investment that the Manager or Subadvisor reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. The liquidity classification of each investment will be made using information obtained after reasonable inquiry and taking into account, among other things, relevant market, trading and investment-specific considerations in accordance with the Liquidity Program. Illiquid investments are often fair valued in accordance with the Portfolio's procedures described above. The liquidity of the Portfolio's investments was determined as of December 31, 2024, and can change at any time.
(B) Income Taxes.   The Portfolio's policy is to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute all of its taxable income to the shareholders of the Portfolio within the allowable time limits.
The Manager evaluates the Portfolio’s tax positions to determine if the tax positions taken meet the minimum recognition threshold in connection with accounting for uncertainties in income tax positions taken or expected to be taken for the purposes of measuring and recognizing tax liabilities in the financial statements. Recognition of tax benefits of an uncertain tax position is permitted only to the extent the position is “more likely than not” to be sustained assuming examination by taxing authorities. The Manager analyzed the Portfolio's tax positions taken on federal, state and local income tax returns for all open tax years (for up to three tax years) and has concluded that no provisions for federal, state and local income tax are required in the Portfolio's financial statements. The Portfolio's federal, state and local income tax and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state and local departments of revenue.

18	NYLI VP S&P 500 Index Portfolio

(C) Dividends and Distributions to Shareholders. Dividends and distributions are recorded on the ex-dividend date. The Portfolio intends to declare and pay dividends from net investment income and distributions from net realized capital and currency gains, if any, at least annually. All dividends and distributions are reinvested at NAV in the same class of shares of the Portfolio. Dividends and distributions to shareholders are determined in accordance with federal income tax regulations and may differ from determinations using GAAP.
(D) Security Transactions and Investment Income. The Portfolio records security transactions on the trade date. Realized gains and losses on security transactions are determined using the identified cost method. Dividend income is recognized on the ex-dividend date, net of any foreign tax withheld at the source, and interest income is accrued as earned using the effective interest rate method. Distributions received from real estate investment trusts, if applicable, may be classified as dividends, capital gains and/or return of capital.
Investment income and realized and unrealized gains and losses on investments of the Portfolio are allocated pro rata to the separate classes of shares based upon their relative net assets on the date the income is earned or realized and unrealized gains and losses are incurred.
(E) Expenses.  Expenses of the Fund are allocated to the individual Portfolios in proportion to the net assets of the respective Portfolios when the expenses are incurred, except where direct allocations of expenses can be made. Expenses (other than fees incurred under the distribution and service plans, further discussed in Note 3(B), which are charged directly to the Service Class shares) are allocated to separate classes of shares pro rata based upon their relative net assets on the date the expenses are incurred. The expenses borne by the Portfolio, including those of related parties to the Portfolio, are shown in the Statement of Operations.
Additionally, the Portfolio may invest in mutual funds, which are subject to management fees and other fees that may cause the costs of investing in mutual funds to be greater than the costs of owning the underlying securities directly. These indirect expenses of mutual funds are not included in the amounts shown as expenses in the Statement of Operations or in the expense ratios included in the Financial Highlights.
(F) Use of Estimates.  In preparing financial statements in conformity with GAAP, the Manager makes estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates and assumptions.
(G) Futures Contracts.  A futures contract is an agreement to purchase or sell a specified quantity of an underlying instrument at a specified future date and price, or to make or receive a cash payment based on the value of a financial instrument (e.g., foreign currency, interest rate, security or securities index). The Portfolio is subject to risks such as market price risk, leverage risk, liquidity risk, counterparty risk, operational risk, legal risk and/or interest rate risk in the normal course of investing in these contracts. Upon entering into a futures contract, the Portfolio is required to pledge to the broker or futures commission merchant an amount of cash and/or U.S. government securities equal to a certain percentage of the collateral amount, known as the “initial margin.” During the period the futures contract is open, changes in the value of the contract are recognized as unrealized appreciation or depreciation by marking to market such contract on a daily basis to reflect the market value of the contract at the end of each day’s trading. The Portfolio agrees to receive from or pay to the broker or futures commission merchant an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as “variation margin.” When the futures contract is closed, the Portfolio records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Portfolio's basis in the contract.
The use of futures contracts involves, to varying degrees, elements of market risk in excess of the amount recognized in the Statement of Assets and Liabilities. The contract or notional amounts and variation margin reflect the extent of the Portfolio's involvement in open futures positions. There are several risks associated with the use of futures contracts as hedging  techniques. There can be no assurance that a liquid market will exist at the time when the Portfolio seeks to close out a futures contract. If no liquid market exists, the Portfolio would remain obligated to meet margin requirements until the position is closed. Futures contracts may involve a small initial investment relative to the risk assumed, which could result in losses greater than if the Portfolio did not invest in futures contracts. Futures contracts may be more volatile than direct investments in the instrument underlying the futures and may not correlate to the underlying instrument, causing a given hedge not to achieve its objectives. The Portfolio's activities in futures contracts have minimal counterparty risk as they are conducted through regulated exchanges that guarantee the futures against default by the counterparty. In the event of a bankruptcy or insolvency of a futures commission merchant that holds margin on behalf of the Portfolio, the Portfolio may not be entitled to the return of the entire margin owed to the Portfolio, potentially resulting in a loss. The Portfolio may invest in futures contracts to seek enhanced returns or to reduce the risk of loss by hedging certain of its holdings. The Portfolio's investment in futures contracts and other derivatives may increase the volatility of the Portfolio's NAVs and may result in a loss to the Portfolio.
(H) Foreign Currency Transactions. The Portfolio's books and records are maintained in U.S. dollars. Prices of securities denominated in foreign currency amounts are translated into U.S. dollars at the mean between the buying and selling rates last quoted by any major U.S. bank at the following dates:
(i) market value of investment securities, other assets and liabilities— at the valuation date; and
(ii) purchases and sales of investment securities, income and expenses—at the date of such transactions.
The assets and liabilities that are denominated in foreign currency amounts are presented at the exchange rates and market values at the
19

Notes to Financial Statements (continued)
close of the period. The realized and unrealized changes in net assets arising from fluctuations in exchange rates and market prices of securities are not separately presented.
Net realized gain (loss) on foreign currency transactions represents net currency gains or losses realized as a result of differences between the amounts of securities sale proceeds or purchase cost, dividends, interest and withholding taxes as recorded on the Portfolio's books, and the U.S. dollar equivalent amount actually received or paid. Net currency gains or losses from valuing such foreign currency denominated assets and liabilities, other than investments at valuation date exchange rates, are reflected in unrealized foreign exchange gains or losses.
(I) Securities Lending. In order to realize additional income, the Portfolio may engage in securities lending, subject to the limitations set forth in the 1940 Act and relevant guidance by the staff of the Securities and Exchange Commission (“SEC”). If the Portfolio engages in securities lending, the Portfolio will lend through its custodian, JPMorgan Chase Bank, N.A., ("JPMorgan"), acting as securities lending agent on behalf of the Portfolio. Under the current arrangement, JPMorgan will manage the Portfolio's collateral in accordance with the securities lending agency agreement between the Portfolio and JPMorgan, and indemnify the Portfolio against counterparty risk. The loans will be collateralized by cash (which may be invested in a money market fund) and/or non-cash collateral (which may include U.S. Treasury securities and/or U.S. government agency securities issued or guaranteed by the United States government or its agencies or instrumentalities) at least equal at all times to the market value of the securities loaned. Non-cash collateral held at year end is segregated and cannot be transferred by the Portfolio. The Portfolio bears the risk of delay in recovery of, or loss of rights in, the securities loaned. The Portfolio may also record a realized gain or loss on securities deemed sold due to a borrower’s inability to return securities on loan. The Portfolio bears the risk of any loss on investment of cash collateral. The Portfolio will receive compensation for lending its securities in the form of fees or it will retain a portion of interest earned on the investment of any cash collateral. The Portfolio will also continue to receive interest and dividends on the securities loaned and any gain or loss in the market price of the securities loaned that may occur during the term of the loan will be for the account of the Portfolio. Income earned from securities lending activities, if any, is reflected in the Statement of Operations.
(J) Rights and Warrants.  Rights are certificates that permit the holder to purchase a certain number of shares, or a fractional share, of a new stock from the issuer at a specific price. Warrants are instruments that entitle the holder to buy an equity security at a specific price for a specific period of time. These investments can provide a greater potential for profit or loss than an equivalent investment in the underlying security. Prices of these investments do not necessarily move in tandem with the prices of the underlying securities.
There is risk involved in the purchase of rights and warrants in that these investments are speculative investments. The Portfolio could also lose the entire value of its investment in warrants if such warrants are not exercised by the date of its expiration. The Portfolio is exposed to risk until the sale or exercise of each right or warrant is completed.
(K) Debt Securities Risk.  The ability of issuers of debt securities held by the Portfolio to meet their obligations may be affected by, among other things, economic or political developments in a specific country, industry or region. Debt securities are also subject to the risks associated with changes in interest rates.
(L) Indemnifications.  Under the Fund’s organizational documents, its officers and trustees are indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Portfolio enters into contracts with third-party service providers that contain a variety of representations and warranties and that may provide general indemnifications. The Portfolio's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio that have not yet occurred. The Manager believes that the risk of loss in connection with these potential indemnification obligations is remote. However, there can be no assurance that material liabilities related to such obligations will not arise in the future, which could adversely impact the Portfolio.
(M) Quantitative Disclosure of Derivative Holdings. The following tables show additional disclosures related to the Portfolio's derivative and hedging activities, including how such activities are accounted for and their effect on the Portfolio's financial positions, performance and cash flows.
The Portfolio entered into futures contracts to manage its exposure to the securities markets or to movements in interest rates and currency values.
Fair value of derivative instruments as of December 31, 2024:
Liability Derivatives	Equity Contracts Risk	Total
Futures Contracts - Net Assets—Net unrealized depreciation on futures contracts (a)	$(1,647,486)	$(1,647,486)
Total Fair Value	$(1,647,486)	$(1,647,486)

(a)	Includes cumulative appreciation (depreciation) of futures contracts as reported in the Portfolio of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
The effect of derivative instruments on the Statement of Operations for the year ended December 31, 2024:
Net Realized Gain (Loss) from:	Equity Contracts Risk	Total
Futures Transactions	$10,556,131	$10,556,131
Total Net Realized Gain (Loss)	$10,556,131	$10,556,131

20	NYLI VP S&P 500 Index Portfolio

Net Change in Unrealized Appreciation (Depreciation)	Equity Contracts Risk	Total
Futures Contracts	$(2,425,676)	$(2,425,676)
Total Net Change in Unrealized Appreciation (Depreciation)	$(2,425,676)	$(2,425,676)

Average Notional Amount	Total
Futures Contracts Long	$52,839,835
Note 3–Fees and Related Party Transactions
(A) Manager. New York Life Investments, a registered investment adviser and an indirect, wholly-owned subsidiary of New York Life, serves as the Portfolio’s Manager, pursuant to an Amended and Restated Management Agreement (“Management Agreement”) and is responsible for the day-to-day portfolio management of the Portfolio. The Manager provides offices, conducts clerical, recordkeeping and bookkeeping services, and keeps most of the financial and accounting records required to be maintained by the Portfolio. Except for the portion of salaries and expenses that are the responsibility of the Portfolio, the Manager pays the salaries and expenses of all personnel affiliated with the Portfolio and certain operational expenses of the Portfolio. The Portfolio reimburses New York Life Investments in an amount equal to the portion of the compensation of the Chief Compliance Officer attributable to the Portfolio.
Pursuant to the Management Agreement, the Fund pays the Manager, on behalf of the Portfolio, a monthly fee for the services performed and the facilities furnished at an annual rate of the Portfolio's average daily net assets as follows: 0.16% up to $2.5 billion; and 0.15% in excess of $2.5 billion. During the year ended December 31, 2024, the effective management fee rate was 0.16% (exclusive of any applicable waivers/reimbursements) of the Portfolio's average daily net assets.
New York Life Investments has contractually agreed to waive fees and/or reimburse expenses so that the Total Annual Portfolio Operating Expenses (excluding taxes, interest, litigation, extraordinary expenses, brokerage and other transaction expenses relating to the purchase or sale of portfolio investments, and acquired (underlying) portfolio/fund fees and expenses) of Initial Class shares and Service Class shares do not exceed 0.12% and 0.37%, respectively, of the Portfolio's average daily net assets. This agreement will remain in effect until May 1, 2025, and shall renew automatically for one-year terms unless New York Life Investments provides written notice of termination prior to the start of the next term or upon approval of the Board.
During the year ended December 31, 2024, New York Life Investments earned fees from the Portfolio in the amount of $6,718,602 and waived fees and/or reimbursed expenses in the amount of $2,946,190 and paid the former Subadvisor fees, for services performed during the period, in the amount of $1,237,302.
JPMorgan provides sub-administration and sub-accounting services to the Portfolio pursuant to an agreement with New York Life Investments.
These services include calculating the daily NAVs of the Portfolio, maintaining the general ledger and sub-ledger accounts for the calculation of the Portfolio's NAVs, and assisting New York Life Investments in conducting various aspects of the Portfolio's administrative operations. For providing these services to the Portfolio, JPMorgan is compensated by New York Life Investments.
Pursuant to an agreement between the Fund and New York Life Investments, New York Life Investments is responsible for providing or procuring certain regulatory reporting services for the Portfolio. The Portfolio will reimburse New York Life Investments for the actual costs incurred by New York Life Investments in connection with providing or procuring these services for the Portfolio.
(B) Distribution and Service Fees.  The Fund, on behalf of the Portfolio, has entered into a distribution agreement with NYLIFE Distributors LLC (the “Distributor”), an affiliate of New York Life Investments. The Portfolio has adopted a distribution plan (the “Plan”) in accordance with the provisions of Rule 12b-1 under the 1940 Act. Under the Plan, the Distributor has agreed to provide, through its affiliates or independent third parties, various distribution-related, shareholder and administrative support services to the Service Class shareholders. For its services, the Distributor is entitled to a combined distribution and service fee accrued daily and paid monthly at an annual rate of 0.25% of the average daily net assets attributable to the Service Class shares of the Portfolio.
Note 4-Federal Income Tax
As of December 31, 2024, the cost and unrealized appreciation (depreciation) of the Portfolio’s investment portfolio, including applicable derivative contracts and other financial instruments, as determined on a federal income tax basis, were as follows:
	Federal Tax Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Investments in Securities	$1,234,068,799	$3,555,819,028	$(37,574,185)	$3,518,244,843
As of December 31, 2024, the components of accumulated gain (loss) on a tax basis were as follows:
Ordinary Income	Accumulated Capital and Other Gain (Loss)	Other Temporary Differences	Unrealized Appreciation (Depreciation)	Total Accumulated Gain (Loss)
$54,305,496	$21,253,407	$—	$3,518,244,843	$3,593,803,746
The difference between book-basis and tax-basis unrealized appreciation (depreciation) is primarily due to wash sale adjustments and mark to market of futures contracts.
The following table discloses the current year reclassifications between total distributable earnings (loss) and additional paid-in capital arising
21

Notes to Financial Statements (continued)
from permanent differences; net assets as of December 31, 2024 were not affected.
Total Distributable Earnings (Loss)	Additional Paid-In Capital
$(17,798)	$17,798
The reclassifications for the Portfolio are primarily due to Real Estate Investment Trust ("REIT") adjustments.
During the years ended December 31, 2024 and December 31, 2023, the tax character of distributions paid as reflected in the Statements of Changes in Net Assets was as follows:
	2024	2023
Distributions paid from:
Ordinary Income	$49,954,411	$43,318,899
Long-Term Capital Gains	12,107,002	52,897,617
Total	$62,061,413	$96,216,516
Note 5–Custodian
JPMorgan is the custodian of cash and securities held by the Portfolio. Custodial fees are charged to the Portfolio based on the Portfolio's net assets and/or the market value of securities held by the Portfolio and the number of certain transactions incurred by the Portfolio.
Note 6–Line of Credit
The Portfolio and certain other funds managed by New York Life Investments maintain a line of credit with a syndicate of banks in order to secure a source of funds for temporary purposes to meet unanticipated or excessive redemption requests.
Effective July 23, 2024, under the credit agreement (the “Credit Agreement”), the aggregate commitment amount is $600,000,000 with an additional uncommitted amount of $100,000,000. The commitment fee is an annual rate of 0.15% of the average commitment amount payable quarterly, regardless of usage, to JPMorgan, who serves as the agent to the syndicate. The commitment fee is allocated among the Portfolio and certain other funds managed by New York Life Investments based upon their respective net assets and other factors. Interest on any revolving credit loan is charged based upon the Federal Funds Rate, Daily Simple Secured Overnight Financing Rate ("SOFR") + 0.10%, or the Overnight Bank Funding Rate, whichever is higher. The Credit Agreement expires on July 22, 2025, although the Portfolio, certain other funds managed by New York Life Investments and the syndicate of banks may renew the Credit Agreement for an additional year on the same or different terms or enter into a credit agreement with a different syndicate of banks. Prior to July 23, 2024, the aggregate commitment amount and the commitment fee were the same as those under the current Credit Agreement. During the year ended December 31, 2024, there were no borrowings made or outstanding with respect to the Portfolio under the Credit Agreement.
Note 7–Interfund Lending Program
Pursuant to an exemptive order issued by the SEC, the Portfolio, along with certain other funds managed by New York Life Investments, may participate in an interfund lending program. The interfund lending program provides an alternative credit facility that permits the Portfolio and certain other funds managed by New York Life Investments to lend or borrow money for temporary purposes directly to or from one another, subject to the conditions of the exemptive order. During the year ended December 31, 2024, there were no interfund loans made or outstanding with respect to the Portfolio.
Note 8–Purchases and Sales of Securities (in 000’s)
During the year ended December 31, 2024, purchases and sales of securities, other than short-term securities, were $156,436 and $76,802, respectively.
Note 9–Capital Share Transactions
Transactions in capital shares for the years ended December 31, 2024 and December 31, 2023, were as follows:
Initial Class	Shares	Amount
Year ended December 31, 2024:
Shares sold	619,172	$60,756,556
Shares issued to shareholders in reinvestment of distributions	259,096	26,672,708
Shares redeemed	(1,583,538)	(148,241,529)
Net increase (decrease)	(705,270)	$(60,812,265)
Year ended December 31, 2023:
Shares sold	1,090,498	$88,147,557
Shares issued to shareholders in reinvestment of distributions	546,877	42,435,488
Shares redeemed	(1,224,341)	(95,637,216)
Net increase (decrease)	413,034	$34,945,829

Service Class	Shares	Amount
Year ended December 31, 2024:
Shares sold	4,878,309	$470,825,441
Shares issued to shareholders in reinvestment of distributions	347,455	35,388,705
Shares redeemed	(3,618,164)	(347,872,739)
Net increase (decrease)	1,607,600	$158,341,407
Year ended December 31, 2023:
Shares sold	3,417,303	$264,671,535
Shares issued to shareholders in reinvestment of distributions	699,951	53,781,028
Shares redeemed	(3,196,047)	(246,798,318)
Net increase (decrease)	921,207	$71,654,245

22	NYLI VP S&P 500 Index Portfolio

Note 10–Recent Accounting Pronouncement
In December 2023, the FASB issued Accounting Standard Update No. 2023-09, Income Taxes (ASC 740) Improvements to Income Tax Disclosures (“ASU 2023-09”). The primary purpose of the amendments within ASU 2023-09 is to enhance the transparency and decision usefulness of income tax disclosures primarily related to the rate reconciliation table and income taxes paid information. The amendments in ASU 2023-09 require that public business entities on an annual basis (1) disclose specific categories in the rate reconciliation and (2) provide additional information for reconciling items that meet a quantitative threshold. In addition, the amendments in this ASU 2023-09 require that all entities disclose on an annual basis taxes paid disaggregated by; federal, state, foreign, and jurisdiction (when income taxes paid is equal to or greater than five percent of total income taxes paid). The amendments in ASU 2023-09 are effective for public business entities beginning after December 15, 2024. Early adoption is permitted for annual financial statements that have not yet been issued or made available for issuance. The amendments in ASU 2023-09 should be applied on a prospective basis. Retrospective application is permitted. Management is currently assessing the impact this standard will have on our financial statements as well as the method by which we will adopt the new standard. The Adviser does not expect the guidance to have a material impact to the Portfolio.
Note 11–Other Matters
Effective August 28, 2024, the day-to-day investment management services provided by IndexIQ Advisors LLC (“IndexIQ Advisors”), the former subadviser and an indirect, wholly owned subsidiary of New York Life Insurance Company (“NYL”), to the Portfolio were transferred to the Manager. The Manager assumed the duties and obligations of IndexIQ Advisors and the personnel at IndexIQ Advisors who provided investment services to this Portfolio continue to provide the same investment management services to this Portfolio through the Manager. The Subadvisory Agreement between the Manager and IndexIQ Advisors was terminated.
Note 12–Subsequent Events
In connection with the preparation of the financial statements of the Portfolio for the year ended December 31, 2024, events and transactions subsequent to December 31, 2024, through the date the financial statements were issued, have been evaluated by the Manager for possible adjustment and/or disclosure. No subsequent events requiring financial statement adjustment or disclosure have been identified.
23

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of New York Life Investments VP Funds Trust (formerly known as Mainstay VP Funds Trust) and Shareholders of NYLI VP S&P 500 Index Portfolio (formerly known as MainStay VP S&P 500 Index Portfolio)
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of NYLI VP S&P 500 Index Portfolio (one of the portfolios constituting New York Life Investments VP Funds Trust, referred to hereafter as the “Portfolio”) as of December 31, 2024, the related statement of operations for the year ended December 31, 2024, the statements of changes in net assets for each of the two years in the period ended December 31, 2024, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2024 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Portfolio as of December 31, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2024 and the financial highlights for each of the five years in the period ended December 31, 2024 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Portfolio’s management. Our responsibility is to express an opinion on the Portfolio’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Portfolio in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2024 by correspondence with the custodian, transfer agents and broker. We believe that our audits provide a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
New York, New York
February 21, 2025
We have served as the auditor of one or more investment companies in the New York Life Investments group of funds since 1984.
24	NYLI VP S&P 500 Index Portfolio

Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
Included in the Statement of Operations within the Portfolio’s Financial Statements.
25

Statement Regarding Basis for Approval of Investment Advisory Agreement and Subadvisory Agreement
The continuation of the Management Agreement with respect to each series (“Portfolio”) of the New York Life Investments VP Funds Trust (“Trust”) and New York Life Investment Management LLC (“New York Life Investments”) and each of the Subadvisory Agreements between New York Life Investments and each of American Century Investment Management, Inc., Brown Advisory LLC, Candriam, CBRE Investment Management Listed Real Assets LLC, Epoch Investment Partners, Inc., FIAM LLC, Janus Henderson Investors US LLC, MacKay Shields LLC, Newton Investment Management North America, LLC, NYL Investors LLC, Pacific Investment Management Company LLC, PineStone Asset Management Inc., Segall Bryant & Hamill, LLC, Wellington Management Company LLP and Winslow Capital Management, LLC (together, “Subadvisors”)1 with respect to the applicable Portfolio(s) (together, “Advisory Agreements”) is subject to annual review and approval by the Board of Trustees of the Trust (“Board”) in accordance with Section 15 of the Investment Company Act of 1940, as amended (“1940 Act”).  At its December 3–4, 2024 meeting, the Board, including the Trustees who are not an “interested person” (as such term is defined in the 1940 Act) of the Trust (“Independent Trustees”) voting separately, unanimously approved the continuation of each of the Advisory Agreements for each applicable Portfolio for a one-year period.
In reaching the decision to approve the continuation of each of the Advisory Agreements, the Board considered information and materials furnished by New York Life Investments and each Subadvisor in connection with an annual contract review process undertaken by the Board that took place at meetings of the Board and its Contracts Committee from September 2024 through December 2024, including information and materials furnished by New York Life Investments and each Subadvisor in response to requests prepared on behalf of the Board, and in consultation with the Independent Trustees, by independent legal counsel to the Independent Trustees, which encompassed a variety of topics, including those summarized below.  Information and materials requested by and furnished to the Board for consideration in connection with the contract review process included, among other items, reports on each Portfolio and “peer funds” prepared by Institutional Shareholder Services Inc. (“ISS”), an independent third-party service provider engaged by the Board to report objectively on each Portfolio’s investment performance, management fee and total expenses.  The Board also considered information on the fees charged to other investment advisory clients of New York Life Investments and/or each applicable Subadvisor that follow investment strategies similar to those of each Portfolio, if any, and, when applicable, the rationale for differences in each Portfolio’s management and subadvisory fees, as applicable, and the fees charged to those other investment advisory clients.  In addition, the Board considered information regarding the legal standards and fiduciary obligations applicable to its consideration of the continuation of each of the Advisory Agreements.  The contract review process, including the structure and format for information and materials provided to the Board, has been developed in consultation with the Board.  The Independent
Trustees also met in executive sessions with their independent legal counsel and, for portions thereof, with senior management of New York Life Investments.
The Board’s deliberations with respect to the continuation of each of the Advisory Agreements reflect a year-long process, and the Board also took into account information furnished to the Board and its Committees throughout the year, as deemed relevant and appropriate by the Trustees, including, among other items, reports on investment performance of each Portfolio and investment-related matters for each Portfolio as well as presentations from New York Life Investments and, generally annually, personnel of each Subadvisor.  In addition, the Board took into account other information provided by New York Life Investments throughout the year, including, among other items, periodic reports on legal and compliance matters, risk management, portfolio turnover, brokerage commissions and non-advisory services provided to each Portfolio by New York Life Investments, as deemed relevant and appropriate by the Trustees.
In addition to information provided to the Board throughout the year, the Board received information in connection with its June 2024 meeting provided specifically in response to requests prepared on behalf of the Board, and in consultation with the Independent Trustees, by independent legal counsel to the Independent Trustees regarding each Portfolio’s distribution arrangements.  In addition, the Board received information regarding each Portfolio’s asset levels, share purchase and redemption activity and the payment of Rule 12b-1 and/or certain other fees by the applicable share class(es) of each applicable Portfolio, among other information.
In considering the continuation of each of the Advisory Agreements, the Trustees reviewed and evaluated the information and factors they believed to reasonably be necessary and appropriate in light of legal advice furnished to them by independent legal counsel to the Independent Trustees and through the exercise of their own business judgment.  Although individual Trustees may have weighed certain factors or information differently and the Board did not consider any single factor or information controlling in reaching its decision, the factors that figured prominently in the Board’s consideration of the continuation of each of the Advisory Agreements with respect to each applicable Portfolio are summarized in more detail below and include, among other factors: (i) the nature, extent and quality of the services provided to the Portfolio by New York Life Investments and the Subadvisor(s), if applicable; (ii) the qualifications of the portfolio manager(s) of the Portfolio and the historical investment performance of the Portfolio, New York Life Investments and, if applicable, the Subadvisor(s); (iii) the costs of the services provided, and profits realized, by New York Life Investments and the Subadvisor(s), if applicable, with respect to their relationships with the Portfolio; (iv) the extent to which economies of scale have been realized or may be realized if the Portfolio grows and the extent to which any economies of scale have been shared, have benefited or may benefit the Portfolio’s

26

shareholders; and (v) the reasonableness of the Portfolio’s management and, if applicable, subadvisory fees and total ordinary operating expenses.  Although the Board recognized that comparisons between each Portfolio’s fees and expenses and those of other funds are imprecise given different terms of agreements, variations in fund strategies and other factors, the Board considered the reasonableness of each Portfolio’s management fee and total ordinary operating expenses as compared to peer funds identified by ISS.  Throughout their considerations, the Trustees acknowledged the commitment of New York Life Investments and its affiliates to serve the New York Life Investments Group of Funds, as well as their capacity, experience, resources, financial stability and reputations.  The Trustees also acknowledged the entrepreneurial and other risks assumed by New York Life Investments in sponsoring and managing each Portfolio.  With respect to the Subadvisory Agreements, the Board took into account New York Life Investments’ recommendation to approve the continuation of each of the Subadvisory Agreements.
The Trustees noted that, throughout the year, the Trustees are afforded an opportunity to ask questions of, and request additional information or materials from, New York Life Investments and each Subadvisor.  The Board’s decision with respect to each of the Advisory Agreements may have also been based, in part, on the Board’s knowledge of New York Life Investments and each Subadvisor resulting from, among other things, the Board’s consideration of each of the Advisory Agreements in prior years, the advisory agreements for other funds in the New York Life Investments Group of Funds, the Board’s review throughout the year of the performance and operations of other funds in the New York Life Investments Group of Funds and each Trustee’s business judgment and industry experience.  In addition to considering the above-referenced factors, the Board observed that in the marketplace, notably under variable life insurance policies and variable annuity contracts for which each Portfolio serves as an investment option, there are a range of investment options available to investors and that each Portfolio’s shareholders, having had the opportunity to consider other investment options, have invested in the Portfolio.
The factors that figured prominently in the Board’s decision to approve the continuation of each of the Advisory Agreements during the Board’s December 3-4, 2024 meeting are summarized in more detail below.  The Board considered on a Portfolio-by-Portfolio basis the factors and information deemed relevant and appropriate by the Trustees to evaluate the continuation of each of the Advisory Agreements, and the Board’s decision was made separately with respect to each Portfolio.
Nature, Extent and Quality of Services Provided by New York Life Investments and the Subadvisors
The Board examined the nature, extent and quality of the services that New York Life Investments provides to each Portfolio.  The Board evaluated New York Life Investments’ experience and capabilities in serving as manager of each Portfolio and considered that each Portfolio with one or more Subadvisors operates in a “manager-of-managers” structure.  The Board also considered New York Life Investments’
responsibilities and services provided pursuant to this structure, including overseeing the services provided by each Subadvisor, evaluating the performance of each Subadvisor, making recommendations to the Board as to whether each Subadvisory Agreement should be renewed, modified or terminated and periodically reporting to the Board regarding the results of New York Life Investments’ evaluation and monitoring functions.  The Board noted that New York Life Investments manages other mutual funds, serves a variety of other investment advisory clients, including other pooled investment vehicles, and has experience overseeing mutual fund service providers, including subadvisors.  The Board considered the experience of senior personnel at New York Life Investments providing management and administrative and other non-advisory services to each Portfolio.  The Board observed that New York Life Investments devotes significant resources and time to providing management and administrative and other non-advisory services to each Portfolio, including, for Portfolios with one or more Subadvisors, New York Life Investments’ oversight and due diligence reviews of each Subadvisor and ongoing analysis of, and interactions with, each Subadvisor with respect to, among other things, the applicable Portfolio’s or Portfolios’ investment performance and risks as well as each Subadvisor’s investment capabilities and subadvisory services with respect to the applicable Portfolio(s).
The Board also considered the range of services that New York Life Investments provides to each Portfolio under the terms of the Management Agreement, including: (i) fund accounting and ongoing supervisory services provided by New York Life Investments’ Fund Administration and Accounting Group; (ii) investment supervisory and analytical services provided by New York Life Investments’ Investment Consulting Group; (iii) compliance services provided by the Trust’s Chief Compliance Officer as well as New York Life Investments’ compliance department; (iv) legal services provided by New York Life Investments’ Office of the General Counsel; and (v) risk management monitoring and analysis by compliance and investment personnel.  In addition, the Board considered New York Life Investments’ willingness to invest in personnel and other resources, such as cyber security, information security and business continuity planning, that may benefit each Portfolio and noted that New York Life Investments is responsible for compensating the Trust’s officers, except for a portion of the salary of the Trust’s Chief Compliance Officer.  The Board recognized that New York Life Investments provides certain other non-advisory services to each Portfolio and has over time provided an increasingly broad array of non-advisory services to the New York Life Investments Group of Funds as a result of regulatory and other developments.
The Board also examined the range, and the nature, extent and quality, of the investment advisory services that New York Life Investments and each Subadvisor provides to the applicable Portfolio(s) and considered the terms of each of the Advisory Agreements.  The Board evaluated New York Life Investments’ and each Subadvisor’s experience and performance in serving as investment adviser or subadvisor, respectively, to the applicable Portfolio(s) and advising other portfolios and New York Life Investments’ and each Subadvisor’s track record and experience in
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providing investment advisory services as well as the experience of investment advisory and other senior personnel at New York Life Investments and each Subadvisor.  The Board considered New York Life Investments’ and each Subadvisor’s overall resources, legal and compliance environment, capabilities, reputation, financial condition and history.  In addition to information provided in connection with quarterly meetings with the Trust’s Chief Compliance Officer, the Board considered information regarding the compliance policies and procedures of New York Life Investments and each Subadvisor.  The Board also considered New York Life Investments’ and each Subadvisor’s ability to recruit and retain qualified investment professionals and willingness to invest in personnel and other resources that may benefit the applicable Portfolio(s).  In this regard, the Board considered the qualifications and experience of each Portfolio’s portfolio manager(s), the number of accounts managed by the portfolio manager(s) and the method for compensating the portfolio manager(s).
Because the NYLI VP Conservative Allocation Portfolio, NYLI VP Moderate Allocation Portfolio, NYLI VP Growth Allocation Portfolio and NYLI VP Equity Allocation Portfolio (together, the “Allocation Portfolios”) invest substantially all their assets in other funds advised by New York Life Investments or its affiliates, the Board considered information from New York Life Investments regarding the investment rationale and process for the allocation among and selection of the underlying funds in which the Allocation Portfolios invest.
In addition, the Board considered information provided by New York Life Investments and each Subadvisor regarding their respective business continuity and disaster recovery plans.
Based on these considerations, among others, the Board concluded that each Portfolio would likely continue to benefit from the nature, extent and quality of these services.
Investment Performance
In evaluating each Portfolio’s investment performance, the Board considered investment performance results over various periods in light of each Portfolio’s investment objective and strategies.  The Board considered investment reports on, and analysis of, each Portfolio’s performance provided to the Board throughout the year, including each Portfolio’s investment performance compared to each Portfolio’s relevant benchmark(s).  With respect to each of the NYLI VP Hedge Multi-Strategy Portfolio and the NYLI VP S&P 500 Index Portfolio, the Board also considered information regarding the Portfolio’s tracking error relative to its benchmark(s). The Board also considered information provided by ISS showing the investment performance of each Portfolio as compared to peer funds.
The Board also took into account its discussions with senior management at New York Life Investments concerning each Portfolio’s investment performance over various periods as well as discussions between a representative(s) of each Subadvisor and the members of the Board’s Investment Committee, which generally occur on an annual basis. The
Board also took into account the following considerations with respect to certain Portfolios:
1. In considering the investment performance of the NYLI VP American Century Sustainable Equity Portfolio, the Board noted that the Portfolio underperformed its peer funds for the one-, five- and ten-year periods ended July 31, 2024, and performed favorably relative to its peer funds for the three-year period ended July 31, 2024.  The Board considered its discussions with representatives from New York Life Investments and American Century Investment Management, Inc. regarding the Portfolio’s investment performance.
2. In considering the investment performance of the NYLI VP Balanced Portfolio, the Board noted that the Portfolio underperformed its peer funds for the one-year period ended July 31, 2024, performed in line with its peer funds for the five- and ten-year periods ended July 31, 2024, and performed favorably relative to its peer funds for the three-year period ended July 31, 2024.  The Board considered its discussions with representatives from New York Life Investments, NYL Investors LLC and Wellington Management Company LLP regarding the Portfolio’s investment performance.
3. In considering the investment performance of the NYLI VP Bond Portfolio, the Board noted that the Portfolio underperformed its peer funds for the three- and five-year periods ended July 31, 2024, and performed in line with its peer funds for the one- and ten-year periods ended July 31, 2024.  The Board considered its discussions with representatives from New York Life Investments and NYL Investors LLC regarding the Portfolio’s investment performance.
4. In considering the investment performance of the NYLI VP Candriam Emerging Markets Equity Portfolio, the Board noted that the Portfolio underperformed its peer funds for the three-, five- and ten-year periods ended July 31, 2024, and performed in line with its peer funds for the one-year period ended July 31, 2024.  The Board considered its discussions with representatives from New York Life Investments and Candriam regarding the Portfolio’s investment performance.
5. In considering the investment performance of the NYLI VP CBRE Global Infrastructure Portfolio, the Board noted that the Portfolio underperformed its peer funds for the five-year period ended July 31, 2024, and performed in line with its peer funds for the one- and three-year periods ended July 31, 2024.  The Board considered its discussions with representatives from New York Life Investments and CBRE Investment Management Listed Real Assets LLC regarding the Portfolio’s investment performance.
6. In considering the investment performance of the NYLI VP Hedge Multi-Strategy Portfolio, the Board noted that the Portfolio underperformed its peer funds for the three-, five- and ten-year periods ended July 31, 2024, and performed in line with its peer funds for the one-year period ended July 31, 2024.  The Board considered its discussions with representatives from New York Life Investments regarding the Portfolio’s investment performance.
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7. In considering the investment performance of the NYLI VP MacKay U.S. Infrastructure Bond Portfolio, the Board noted that the Portfolio underperformed its peer funds for the one-, five- and ten-year periods ended July 31, 2024, and performed favorably relative to its peer funds for the three-year period ended July 31, 2024.  The Board considered its discussions with representatives from New York Life Investments and MacKay Shields LLC regarding the Portfolio’s investment performance.
8. In considering the investment performance of the NYLI VP PineStone International Equity Portfolio, the Board noted that the Portfolio underperformed its peer funds for the one-, three-, five- and ten-year periods ended July 31, 2024.  The Board considered its discussions with representatives from New York Life Investments and PineStone Asset Management Inc. regarding the Portfolio’s investment performance.
9. With respect to the NYLI VP Schroders Mid Cap Opportunities Portfolio, the Board considered its discussions with representatives from New York Life Investments regarding the Portfolio’s investment performance and the Board’s approval of a new subadvisory agreement between New York Life Investments and Schroder Investment Management North America Inc. with respect to the Portfolio and approval to reposition the Portfolio, effective August 12, 2024.
10. In considering the investment performance of the NYLI VP Wellington Small Cap Portfolio, the Board noted that the Portfolio underperformed its peer funds for the three- and five-year periods ended July 31, 2024, and performed favorably relative to its peer funds for the one-year period ended July 31, 2024.  The Board considered its discussions with representatives from New York Life Investments and Wellington Management Company LLP regarding the Portfolio’s investment performance.
Based on these considerations, among others, the Board concluded that its review of each Portfolio’s investment performance and related information supported a determination to approve the continuation of each of the Advisory Agreements.
Costs of the Services Provided, and Profits and Other Benefits Realized, by New York Life Investments and the Subadvisors
Portfolios with Affiliated Subadvisors
The Board considered the costs of the services provided under each of the Advisory Agreements.  The Board also considered the profitability of New York Life Investments and its affiliates, including each Affiliated Subadvisor, due to their relationships with the applicable Portfolio(s) as well as of New York Life Investments and its affiliates due to their relationships with the New York Life Investments Group of Funds.  Because each Affiliated Subadvisor is an affiliate of New York Life Investments whose subadvisory fee is paid by New York Life Investments, not the applicable Portfolio(s), the Board considered cost and profitability information for New York Life Investments and each Affiliated Subadvisor in the aggregate.
In addition, the Board acknowledged the difficulty in obtaining reliable comparative data about mutual fund managers’ profitability because such information generally is not publicly available and may be impacted by numerous factors, including the structure of a fund manager’s organization, the types of funds it manages, the methodology used to allocate certain fixed costs to specific funds and the manager’s capital structure and costs of capital.
In evaluating the costs of the services provided by New York Life Investments and each Affiliated Subadvisor, and profitability of New York Life Investments and its affiliates, including each Affiliated Subadvisor, due to their relationships with the applicable Portfolio(s), the Board considered, among other factors, New York Life Investments’ and its affiliates’, including each Affiliated Subadvisor’s, continuing investments in, or willingness to invest in, personnel and other resources that may support and further enhance the management of such Portfolio(s), and that New York Life Investments is responsible for paying the subadvisory fee for such Portfolio(s).  The Board also considered the financial resources of New York Life Investments and each Affiliated Subadvisor and acknowledged that New York Life Investments and each Affiliated Subadvisor must be in a position to recruit and retain experienced professional personnel and to maintain a strong financial position for New York Life Investments and each Affiliated Subadvisor to continue to provide high-quality services to the applicable Portfolio(s).  The Board recognized that each Portfolio benefits from the allocation of certain fixed costs among the funds in the New York Life Investments Group of Funds, among other expected benefits resulting from its relationship with New York Life Investments.
The Board considered information regarding New York Life Investments’ methodology for calculating profitability and allocating costs provided by New York Life Investments in connection with the fund profitability analysis presented to the Board.  The Board concluded that New York Life Investments’ methods for allocating costs and procedures for estimating overall profitability of the relationship with the funds in the New York Life Investments Group of Funds were reasonable.  The Board recognized the difficulty in calculating and evaluating a manager’s profitability with respect to each Portfolio and considered that other profitability methodologies may also be reasonable.
The Board also considered certain fall-out benefits that may be realized by New York Life Investments and its affiliates, including each Affiliated Subadvisor, due to their relationships with the applicable Portfolio(s), including reputational and other indirect benefits.  The Board recognized, for example, the benefits to certain Affiliated Subadvisors from legally permitted “soft-dollar” arrangements by which brokers provide research and other services to each such Affiliated Subadvisor in exchange for commissions paid by the applicable Portfolio(s) with respect to trades in such Portfolio(s)’s portfolio securities.  In addition, except with respect to the NYLI VP U.S. Government Money Market Portfolio, the Board considered its review of the management agreement for a money market fund advised by New York Life Investments and an Affiliated Subadvisor that serves as an investment option for each Portfolio, including the potential rationale for and costs associated with investments in this money market fund by each Portfolio, if any, and considered information from New York Life Investments that the nature and type of specific
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investment advisory services provided to this money market fund are distinct from, or in addition to, the investment advisory services provided to each Portfolio.  In addition, the Board considered the potential dividend received tax deduction for insurance company affiliates of New York Life Investments from each Portfolio’s securities lending activity.
The Board noted that each Portfolio serves as an investment option primarily under variable contracts issued by affiliates of New York Life Investments that would receive fees under those contracts.  The Board observed that, in addition to fees earned by New York Life Investments under the Management Agreement for managing each Portfolio, New York Life Investments’ affiliates also earn revenues from serving each Portfolio in various other capacities, including as each Portfolio’s distributor, and insurance companies affiliated with New York Life Investments would be entitled to receive fees from each applicable Portfolio under a distribution and service plan adopted pursuant to Rule 12b-1 under the 1940 Act.  The Board considered information about these other revenues in the context of the profitability of the relationship with each Portfolio to New York Life Investments and its affiliates.  The Board noted that, although it assessed the overall profitability of the relationship with each Portfolio to New York Life Investments and its affiliates as part of the contract review process, when considering the reasonableness of the fee paid to New York Life Investments under the Management Agreement, the Board considered the profitability of New York Life Investments’ relationship with each Portfolio on a pre-tax basis and without regard to distribution expenses incurred by New York Life Investments from its own resources.
After evaluating the information deemed relevant by the Trustees, the Board concluded that any profits realized by New York Life Investments and its affiliates, including each Affiliated Subadvisor, due to their relationships with the applicable Portfolio(s) were not excessive and other expected benefits that may accrue to New York Life Investments and its affiliates, including each Affiliated Subadvisor, are reasonable.
Portfolios with one or more Unaffiliated Subadvisors (except for the NYLI VP Dimensional U.S. Equity Portfolio and NYLI VP Schroders Mid Cap Opportunities Portfolio)
The Board considered the costs of the services provided under each of the Advisory Agreements.  The Board also considered the profitability of New York Life Investments and its affiliates and each Unaffiliated Subadvisor due to their relationships with the applicable Portfolio(s) as well as of New York Life Investments and its affiliates due to their relationships with the New York Life Investments Group of Funds.  With respect to the profitability of each Unaffiliated Subadvisor’s relationship with the applicable Portfolio(s), the Board considered information from New York Life Investments that each Unaffiliated Subadvisor’s subadvisory fee reflected an arm’s-length negotiation and that this fee is paid by New York Life Investments, not the applicable Portfolio(s), and the relevance of each Unaffiliated Subadvisor’s profitability was considered by the Trustees in that context.  On this basis, the Board primarily considered the costs and profitability for New York Life Investments and its affiliates with respect to the applicable Portfolio(s).
In addition, the Board acknowledged the difficulty in obtaining reliable comparative data about mutual fund managers’ profitability because such information generally is not publicly available and may be impacted by numerous factors, including the structure of a fund manager’s organization, the types of funds it manages, the methodology used to allocate certain fixed costs to specific funds and the manager’s capital structure and costs of capital.
In evaluating the costs of the services provided by New York Life Investments and each Unaffiliated Subadvisor, and profitability of New York Life Investments and its affiliates and each Unaffiliated Subadvisor due to their relationships with the applicable Portfolio(s), the Board considered, among other factors, New York Life Investments’ and its affiliates’ and each Unaffiliated Subadvisor’s continuing investments in, or willingness to invest in, personnel and other resources that may support and further enhance the management of such Portfolio(s), and that New York Life Investments is responsible for paying the subadvisory fee for such Portfolio(s).  The Board also considered the financial resources of New York Life Investments and each Unaffiliated Subadvisor and acknowledged that New York Life Investments and each Unaffiliated Subadvisor must be in a position to recruit and retain experienced professional personnel and to maintain a strong financial position for New York Life Investments and the Unaffiliated Subadvisor to continue to provide high-quality services to the applicable Portfolio(s).  The Board recognized that each Portfolio benefits from the allocation of certain fixed costs among the funds in the New York Life Investments Group of Funds, among other expected benefits resulting from its relationship with New York Life Investments.
The Board considered information regarding New York Life Investments’ methodology for calculating profitability and allocating costs provided by New York Life Investments in connection with the fund profitability analysis presented to the Board.  The Board concluded that New York Life Investments’ methods for allocating costs and procedures for estimating overall profitability of the relationship with the funds in the New York Life Investments Group of Funds were reasonable.  The Board recognized the difficulty in calculating and evaluating a manager’s profitability with respect to each Portfolio and considered that other profitability methodologies may also be reasonable.
The Board also considered certain fall-out benefits that may be realized by New York Life Investments and its affiliates and each Unaffiliated Subadvisor and its affiliates due to their relationships with the applicable Portfolio(s), including reputational and other indirect benefits.  The Board recognized, for example, the benefits to certain Unaffiliated Subadvisors from legally permitted “soft-dollar” arrangements by which brokers provide research and other services to each such Unaffiliated Subadvisor in exchange for commissions paid by the applicable Portfolio(s) with respect to trades in such Portfolio(s)’s portfolio securities.  In this regard, the Board also requested and considered information from New York Life Investments concerning other material business relationships between each Unaffiliated Subadvisor and its affiliates and New York Life Investments and its affiliates. The Board further considered the existence of a strategic partnership between New York Life Investments and each of
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CBRE Investment Management Listed Real Assets LLC, Epoch Investment Partners, Inc., PineStone Asset Management Inc., Wellington Management Company LLP and Winslow Capital Management, LLC that relates to certain current and future products and represents a potential conflict of interest associated with New York Life Investments’ recommendation to approve the continuation of the applicable Subadvisory Agreements. In addition, the Board considered its review of the management agreement for a money market fund advised by New York Life Investments and an Affiliated Subadvisor that serves as an investment option for each Portfolio, including the potential rationale for and costs associated with investments in this money market fund by each Portfolio, if any, and considered information from New York Life Investments that the nature and type of specific investment advisory services provided to this money market fund are distinct from, or in addition to, the investment advisory services provided to each Portfolio.  In addition, the Board considered the potential dividend received tax deduction for insurance company affiliates of New York Life Investments from each Portfolio’s securities lending activity.
The Board noted that each Portfolio serves as an investment option primarily under variable contracts issued by affiliates of New York Life Investments that would receive fees under those contracts.  The Board observed that, in addition to fees earned by New York Life Investments under the Management Agreement for managing each Portfolio, New York Life Investments’ affiliates also earn revenues from serving each Portfolio in various other capacities, including as each Portfolio’s distributor, and insurance companies affiliated with New York Life Investments would be entitled to receive fees from each Portfolio under a distribution and service plan adopted pursuant to Rule 12b-1 under the 1940 Act.  The Board considered information about these other revenues in the context of the profitability of the relationship with each Portfolio to New York Life Investments and its affiliates.  The Board noted that, although it assessed the overall profitability of the relationship with each Portfolio to New York Life Investments and its affiliates as part of the contract review process, when considering the reasonableness of the fee paid to New York Life Investments under the Management Agreement, the Board considered the profitability of New York Life Investments’ relationship with each Portfolio on a pre-tax basis and without regard to distribution expenses incurred by New York Life Investments from its own resources.
After evaluating the information deemed relevant by the Trustees, the Board concluded that any profits realized by New York Life Investments and its affiliates due to their relationships with the applicable Portfolio(s) were not excessive, other expected benefits that may accrue to New York Life Investments and its affiliates are reasonable and other expected benefits that may accrue to each Unaffiliated Subadvisor and its affiliates are consistent with those expected for a subadvisor to a mutual fund.  With respect to each Unaffiliated Subadvisor, the Board considered that any profits realized by such Unaffiliated Subadvisor due to its relationship with the applicable Portfolio(s) are the result of arm’s-length negotiations between New York Life Investments and such Unaffiliated Subadvisor, acknowledging that any such profits are based on the subadvisory fee paid to such Unaffiliated Subadvisor by New York Life Investments, not the applicable Portfolio(s).
Allocation Portfolios, NYLI VP Dimensional U.S. Equity Portfolio, NYLI VP Hedge Multi-Strategy Portfolio, NYLI VP Schroders Mid Cap Opportunities Portfolio and NYLI VP S&P 500 Index Portfolio
The Board considered the costs of the services provided under the Management Agreement.  The Board also considered the profitability of New York Life Investments and its affiliates due to their relationships with each Portfolio as well as of New York Life Investments and its affiliates due to their relationships with the New York Life Investments Group of Funds.
In addition, the Board acknowledged the difficulty in obtaining reliable comparative data about mutual fund managers’ profitability because such information generally is not publicly available and may be impacted by numerous factors, including the structure of a fund manager’s organization, the types of funds it manages, the methodology used to allocate certain fixed costs to specific funds and the manager’s capital structure and costs of capital.
In evaluating the costs of the services provided by New York Life Investments, and profitability of New York Life Investments and its affiliates due to their relationships with each Portfolio, the Board considered, among other factors, New York Life Investments’ and its affiliates’ continuing investments in, or willingness to invest in, personnel and other resources that may support and further enhance the management of each Portfolio.  The Board also considered the financial resources of New York Life Investments and acknowledged that New York Life Investments must be in a position to recruit and retain experienced professional personnel and to maintain a strong financial position for New York Life Investments to continue to provide high-quality services to each Portfolio.  The Board recognized that each Portfolio benefits from the allocation of certain fixed costs among the funds in the New York Life Investments Group of Funds, among other expected benefits resulting from its relationship with New York Life Investments.
The Board considered information regarding New York Life Investments’ methodology for calculating profitability and allocating costs provided by New York Life Investments in connection with the fund profitability analysis presented to the Board.  The Board concluded that New York Life Investments’ methods for allocating costs and procedures for estimating overall profitability of the relationship with the funds in the New York Life Investments Group of Funds were reasonable.  The Board recognized the difficulty in calculating and evaluating a manager’s profitability with respect to each Portfolio and considered that other profitability methodologies may also be reasonable.
The Board also considered certain fall-out benefits that may be realized by New York Life Investments and its affiliates due to their relationships with each Portfolio, including reputational and other indirect benefits.  In addition, the Board considered its review of the management agreement for a money market fund advised by New York Life Investments and an Affiliated Subadvisor that serves as an investment option for each
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Portfolio, including the potential rationale for and costs associated with investments in this money market fund by each Portfolio, if any, and considered information from New York Life Investments that the nature and type of specific investment advisory services provided to this money market fund are distinct from, or in addition to, the investment advisory services provided to each Portfolio.  In addition, the Board considered the potential dividend received tax deduction for insurance company affiliates of New York Life Investments from each Portfolio’s securities lending activity.
The Board noted that each Portfolio serves as an investment option primarily under variable contracts issued by affiliates of New York Life Investments that would receive fees under those contracts.  The Board observed that, in addition to fees earned by New York Life Investments under the Management Agreement for managing each Portfolio, New York Life Investments’ affiliates also earn revenues from serving each Portfolio in various other capacities, including as each Portfolio’s distributor, and insurance companies affiliated with New York Life Investments would be entitled to receive fees from each Portfolio under a distribution and service plan adopted pursuant to Rule 12b-1 under the 1940 Act.  The Board considered information about these other revenues in the context of the profitability of the relationship with each Portfolio to New York Life Investments and its affiliates.  The Board noted that, although it assessed the overall profitability of the relationship with each Portfolio to New York Life Investments and its affiliates as part of the contract review process, when considering the reasonableness of the fee paid to New York Life Investments under the Management Agreement, the Board considered the profitability of New York Life Investments’ relationship with each Portfolio on a pre-tax basis and without regard to distribution expenses incurred by New York Life Investments from its own resources.
The Board noted that the Allocation Portfolios do not pay a management fee for the allocation and other management services provided by New York Life Investments under the Management Agreement but that shareholders of the Allocation Portfolios indirectly pay their pro rata share of the fees and expenses of the underlying funds in which the Allocation Portfolios invest.  The Board considered that the Allocation Portfolios’ investments in underlying funds managed by New York Life Investments or its affiliates indirectly benefit New York Life Investments or its affiliates.  The Board noted that it considers the profits realized by New York Life Investments and its affiliates with respect to the underlying New York Life Investments Funds as part of the annual contract review process for those funds.
After evaluating the information deemed relevant by the Trustees, the Board concluded that any profits realized by New York Life Investments and its affiliates due to their relationships with each Portfolio were not excessive.
Management and Subadvisory Fees and Total Ordinary Operating Expenses
The Board evaluated the reasonableness of the fee paid under each of the Advisory Agreements and each Portfolio’s total ordinary operating expenses.  With respect to the management fee and subadvisory fee for each Portfolio with one of more Subadvisors, the Board primarily considered the reasonableness of the management fee paid by the Portfolio to New York Life Investments because the subadvisory fee paid to each Subadvisor is paid by New York Life Investments, not the Portfolio.  The Board also considered the reasonableness of the subadvisory fee paid by New York Life Investments and the amount of the management fee retained by New York Life Investments with respect to each Portfolio with one or more Subadvisors.
In assessing the reasonableness of each Portfolio’s fees and expenses, the Board primarily considered comparative data provided by ISS on the fees and expenses of similar mutual funds managed by other investment advisers.  The Board considered New York Life Investments’ process for monitoring and addressing potential conflicts of interest in the selection of underlying funds.  In addition, the Board considered information provided by New York Life Investments and each Subadvisor on fees charged to other investment advisory clients, including institutional separate accounts and/or other funds, that follow investment strategies similar to those of the applicable Portfolio(s), if any.  The Board considered the contractual management fee schedule for each Portfolio as compared to those for such other investment advisory clients, taking into account the rationale for differences in fee schedules.  The Board also took into account information provided by New York Life Investments about the more extensive scope of services provided to registered investment companies, such as each Portfolio, as compared with other investment advisory clients.  Additionally, the Board considered the impact of contractual breakpoints, voluntary waivers and/or expense limitation arrangements, as applicable, on each Portfolio’s net management fee and expenses.  The Board also considered that in proposing fees for each Portfolio, New York Life Investments considers the competitive marketplace for mutual funds.
The Board also took into account the following considerations with respect to certain Portfolios:
1. With respect to the NYLI VP CBRE Global Infrastructure Portfolio, the Board considered its discussions with representatives from New York Life Investments regarding the total net expenses paid by the Portfolio.
2. With respect to the NYLI VP Winslow Large Cap Growth Portfolio, the Board considered its discussions with representatives from New York Life Investments regarding the management fee paid by the Portfolio.
3. With respect to the NYLI VP Hedge Multi-Strategy Portfolio, the Board considered its discussions with representatives from New York Life Investments regarding the management fee paid by the Portfolio.
Because the Allocation Portfolios do not pay a management fee to New York Life Investments, the Board considered the reasonableness of fees and expenses the Allocation Portfolios indirectly pay by investing in underlying funds that charge a management fee.  Additionally, because the Allocation Portfolios invest substantially all their assets in other funds advised by New York Life Investments or its affiliates, the Board also considered information provided by New York Life Investments regarding the fees and expenses associated with the Allocation Portfolios’
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investments in other funds, including New York Life Investments’ finding that the applicable Allocation Portfolio’s fees and expenses do not duplicate the fees and expenses of the corresponding acquired fund (when required by Rule 12d1-4 under the 1940 Act).   Because the NYLI VP Hedge Multi-Strategy Portfolio invests primarily in ETFs, the Board also considered information provided by New York Life Investments regarding the fees and expenses associated with the Portfolio’s investments in ETFs, including New York Life Investments’ finding that the Portfolio’s fees and expenses do not duplicate the fees and expenses of the corresponding acquired ETF (when required by Rule 12d1-4 under the 1940 Act).
Additionally, with respect to the NYLI VP MacKay Convertible Portfolio, the Board noted that NYLIM Service Company LLC, an affiliate of New York Life Investments, serves as the transfer agent and dividend disbursing agent for the Service Class and Service 2 Class Shares of the Portfolio but that the Service Class and Service 2 Class Shares do not incur any fees for these services.
The Board further noted that, in certain prior years, New York Life Investments had provided support to the NYLI VP Government U.S. Money Market Portfolio in the form of voluntary waivers and/or reimbursements of fees and expenses in order to maintain a positive yield.
Based on the factors outlined above, among other considerations, the Board concluded that each Portfolio’s management fee and total ordinary operating expenses are within a range that is competitive and support a conclusion that these fees and expenses are reasonable.
Economies of Scale
The Board considered information regarding economies of scale, including whether economies of scale may exist with respect to each Portfolio and whether each Portfolio’s management fee and expense structure permits economies of scale, if any, to be appropriately shared with each Portfolio’s shareholders.  The Board also considered a report from New York Life Investments, previously prepared at the request of the Board, that addressed economies of scale, including with respect to the mutual fund business generally, and the various ways in which the benefits of economies of scale may be shared with the funds in the New York Life Investments Group of Funds.  Although the Board recognized the difficulty of determining economies of scale with precision, the Board acknowledged that economies of scale may be shared with each Portfolio in a number of ways, including, for example, through the imposition of fee breakpoints, initially setting management fee rates at scale or making additional investments to enhance the services provided to each Portfolio.  The Board reviewed information from New York Life Investments showing how each Portfolio’s management fee schedule compared to fee schedules of other funds and accounts managed by New York Life Investments.  The Board also reviewed information from ISS showing how each Portfolio’s management fee schedule compared with fees paid for similar services by peer funds at varying asset levels.  The Board noted that the Allocation Portfolios do not pay a management fee and that the Board separately considers economies of scale as part of its review of the management agreements of underlying New York Life Investments Funds in which the Allocation Portfolios invest and the benefit of any breakpoints in the management fee schedules for the underlying New York Life Investments Funds would pass through to shareholders of the Allocation Portfolios at the specified levels of underlying New York Life Investments Fund assets.
Based on this information, the Board concluded that economies of scale, if any, are appropriately shared for the benefit of each Portfolio’s shareholders through the Portfolio’s management fee and expense structure and other methods to share benefits from economies of scale.
Conclusion
On the basis of the information and factors summarized above, among other information and factors deemed relevant by the Trustees, and the evaluation thereof on a Portfolio-by-Portfolio basis, the Board, including the Independent Trustees voting separately, unanimously voted to approve the continuation of each of the Advisory Agreements for each applicable Portfolio.
1    Candriam, MacKay Shields LLC and NYL Investors LLC are referred to herein as the “Affiliated Subadvisors.” American Century Investment Management, Inc., Brown Advisory LLC, CBRE Investment Management Listed Real Assets LLC, Epoch Investment Partners, Inc., FIAM LLC, Janus Henderson Investors US LLC, Newton Investment Management North America, LLC, Pacific Investment Management Company LLC, PineStone Asset Management Inc., Segall Bryant & Hamill, LLC, Wellington Management Company LLP and Winslow Capital Management, LLC are referred to herein as the “Unaffiliated Subadvisors.”
“New York Life Investments” is both a service mark, and the common trade name, of certain investment advisors affiliated with New York Life Insurance Company. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
33

NYLI VP Natural Resources Portfolio
(formerly known as MainStay VP Natural Resources Portfolio)

Annual Report - Financial Statements and Other Information
December 31, 2024

Portfolio of Investments December 31, 2024†^
	Shares	Value
Common Stocks 99.1%
Australia 2.7%
Rio Tinto plc (Metals & Mining)	139,394	$ 8,241,982
Canada 20.9%
Cameco Corp. (Oil, Gas & Consumable Fuels)	169,763	8,724,121
Canadian Natural Resources Ltd. (Oil, Gas & Consumable Fuels)	394,233	12,171,596
Capstone Copper Corp. (Metals & Mining) (a)	2,001,820	12,380,382
Ivanhoe Mines Ltd., Class A (Metals & Mining) (a)(b)	234,549	2,783,683
Methanex Corp. (Chemicals)	133,393	6,661,646
Pan American Silver Corp. (Metals & Mining)	220,326	4,457,254
Suncor Energy, Inc. (Oil, Gas & Consumable Fuels)	228,326	8,146,672
Teck Resources Ltd., Class B (Metals & Mining)	185,336	7,511,668
		62,837,022
Luxembourg 4.0%
ArcelorMittal SA (Registered), NYRS (Metals & Mining)	512,530	11,854,819
South Africa 4.6%
Anglo American plc (Metals & Mining)	403,944	11,954,689
Impala Platinum Holdings Ltd., Sponsored ADR (Metals & Mining) (a)	394,508	1,854,188
		13,808,877
United States 66.9%
Antero Resources Corp. (Oil, Gas & Consumable Fuels) (a)	331,000	11,601,550
Cleveland-Cliffs, Inc. (Metals & Mining) (a)	611,769	5,750,629
ConocoPhillips (Oil, Gas & Consumable Fuels)	70,858	7,026,988
Crescent Energy Co., Class A (Oil, Gas & Consumable Fuels)	864,747	12,633,954
Crown Holdings, Inc. (Containers & Packaging)	67,376	5,571,321
Darling Ingredients, Inc. (Food Products) (a)	395,823	13,335,277
Deere & Co. (Machinery)	5,457	2,312,131
Diamondback Energy, Inc. (Oil, Gas & Consumable Fuels)	85,899	14,072,833
EQT Corp. (Oil, Gas & Consumable Fuels)	250,885	11,568,307
Expand Energy Corp. (Oil, Gas & Consumable Fuels)	63,308	6,302,311
	Shares	Value

United States (continued)
Fluor Corp. (Construction & Engineering) (a)	51,941	$ 2,561,730
FMC Corp. (Chemicals)	107,332	5,217,409
Freeport-McMoRan, Inc. (Metals & Mining)	327,396	12,467,240
GE Vernova, Inc. (Electrical Equipment)	7,080	2,328,824
International Paper Co. (Containers & Packaging)	259,961	13,991,101
Marathon Petroleum Corp. (Oil, Gas & Consumable Fuels)	65,373	9,119,533
NOV Inc. (Energy Equipment & Services)	636,756	9,296,638
Nucor Corp. (Metals & Mining)	39,797	4,644,708
Occidental Petroleum Corp. (Oil, Gas & Consumable Fuels)	136,244	6,731,816
Permian Resources Corp. (Oil, Gas & Consumable Fuels)	1,034,457	14,875,492
Phillips 66 (Oil, Gas & Consumable Fuels)	112,364	12,801,630
Smurfit WestRock plc (Containers & Packaging)	178,230	9,599,468
Transocean Ltd. (Energy Equipment & Services) (a)(b)	422,944	1,586,040
Tronox Holdings plc (Chemicals)	271,443	2,733,431
Tyson Foods, Inc., Class A (Food Products)	49,212	2,826,737
		200,957,098
Total Common Stocks (Cost $299,908,614)		297,699,798
Short-Term Investments 2.0%
Affiliated Investment Company 0.8%
United States 0.8%
NYLI U.S. Government Liquidity Fund, 4.309% (c)	2,408,107	2,408,107
Unaffiliated Investment Company 1.2%
United States 1.2%
Invesco Government & Agency Portfolio, 4.478% (c)(d)	3,522,966	3,522,966
Total Short-Term Investments (Cost $5,931,073)		5,931,073
Total Investments (Cost $305,839,687)	101.1%	303,630,871
Other Assets, Less Liabilities	(1.1)	(3,236,492)
Net Assets	100.0%	$ 300,394,379

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
3

Portfolio of Investments December 31, 2024†^ (continued)
†	Percentages indicated are based on Portfolio net assets.
^	Industry and country classifications may be different than those used for compliance monitoring purposes.
(a)	Non-income producing security.
(b)	All or a portion of this security was held on loan. As of December 31, 2024, the aggregate market value of securities on loan was $3,396,072. The Portfolio received cash collateral with a value of $3,522,966. (See Note 2(I))
(c)	Current yield as of December 31, 2024.
(d)	Represents a security purchased with cash collateral received for securities on loan.
Investments in Affiliates (in 000's)
Investments in issuers considered to be affiliate(s) of the Portfolio during the year ended December 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Investment Companies	Value, Beginning of Year	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Year	Dividend Income	Other Distributions	Shares End of Year
NYLI U.S. Government Liquidity Fund	$ 1,388	$ 88,437	$ (87,417)	$ —	$ —	$ 2,408	$ 103	$ —	2,408
Abbreviation(s):
ADR—American Depositary Receipt
The following is a summary of the fair valuations according to the inputs used as of December 31, 2024, for valuing the Portfolio’s assets:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Common Stocks	$ 297,699,798	$ —	$ —	$ 297,699,798
Short-Term Investments
Affiliated Investment Company	2,408,107	—	—	2,408,107
Unaffiliated Investment Company	3,522,966	—	—	3,522,966
Total Short-Term Investments	5,931,073	—	—	5,931,073
Total Investments in Securities	$ 303,630,871	$ —	$ —	$ 303,630,871

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
4	NYLI VP Natural Resources Portfolio

The table below sets forth the diversification of the Portfolio’s investments by industry.
Industry Diversification
	Value	Percent †^
Chemicals	$14,612,486	4.9%
Construction & Engineering	2,561,730	0.8
Containers & Packaging	29,161,890	9.7
Electrical Equipment	2,328,824	0.8
Energy Equipment & Services	10,882,678	3.6
Food Products	16,162,014	5.4
Machinery	2,312,131	0.8
Metals & Mining	83,901,242	27.9
Oil, Gas & Consumable Fuels	135,776,803	45.2
	297,699,798	99.1
Short-Term Investments	5,931,073	2.0
Other Assets, Less Liabilities	(3,236,492)	(1.1)
Net Assets	$300,394,379	100.0%

†	Percentages indicated are based on Portfolio net assets.

^	Industry and country classifications may be different than those used for compliance monitoring purposes.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
5

Statement of Assets and Liabilities as of December 31, 2024
Assets
Investment in unaffiliated securities, at value (identified cost $303,431,580) including securities on loan of $3,396,072	$301,222,764
Investment in affiliated investment companies, at value (identified cost $2,408,107)	2,408,107
Cash	16,692
Cash denominated in foreign currencies (identified cost $35,326)	34,099
Receivables:
Investment securities sold	2,885,015
Dividends and interest	335,265
Portfolio shares sold	38,722
Securities lending	2,243
Other assets	1,429
Total assets	306,944,336
Liabilities
Cash collateral received for securities on loan	3,522,966
Payables:
Investment securities purchased	2,541,395
Portfolio shares redeemed	237,586
Manager (See Note 3)	207,051
Professional fees	30,154
Custodian	8,886
Shareholder communication	275
Trustees	11
Accrued expenses	1,633
Total liabilities	6,549,957
Net assets	$300,394,379
Composition of Net Assets
Shares of beneficial interest outstanding (par value of $.001 per share) unlimited number of shares authorized	$25,553
Additional paid-in-capital	311,040,563
311,066,116
Total distributable earnings (loss)	(10,671,737)
Net assets	$300,394,379
Initial Class
Net assets applicable to outstanding shares	$300,394,379
Shares of beneficial interest outstanding	25,553,295
Net asset value per share outstanding	$11.76

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
6	NYLI VP Natural Resources Portfolio

Statement of Operations for the year ended December 31, 2024
Investment Income (Loss)
Income
Dividends-unaffiliated (net of foreign tax withholding of $155,420)	$6,653,194
Dividends-affiliated	103,451
Securities lending, net	19,390
Total income	6,776,035
Expenses
Manager (See Note 3)	2,612,032
Professional fees	63,753
Custodian	33,252
Shareholder communication	25,015
Trustees	7,944
Miscellaneous	22,655
Total expenses	2,764,651
Net investment income (loss)	4,011,384
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Unaffiliated investment transactions	30,527,688
Foreign currency transactions	14,255
Net realized gain (loss)	30,541,943
Net change in unrealized appreciation (depreciation) on:
Unaffiliated investments	(30,403,250)
Translation of other assets and liabilities in foreign currencies	(16,911)
Net change in unrealized appreciation (depreciation)	(30,420,161)
Net realized and unrealized gain (loss)	121,782
Net increase (decrease) in net assets resulting from operations	$4,133,166
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
7

Statements of Changes in Net Assets
for the years ended December 31, 2024 and December 31, 2023
	2024	2023
Increase (Decrease) in Net Assets
Operations:
Net investment income (loss)	$4,011,384	$5,910,469
Net realized gain (loss)	30,541,943	39,714,568
Net change in unrealized appreciation (depreciation)	(30,420,161)	(37,897,904)
Net increase (decrease) in net assets resulting from operations	4,133,166	7,727,133
Distributions to shareholders:
Initial Class	(8,328,598)	(7,514,547)
Capital share transactions:
Net proceeds from sales of shares	42,469,804	40,152,127
Net asset value of shares issued to shareholders in reinvestment of distributions	8,328,598	7,514,547
Cost of shares redeemed	(82,887,816)	(107,337,171)
Increase (decrease) in net assets derived from capital share transactions	(32,089,414)	(59,670,497)
Net increase (decrease) in net assets	(36,284,846)	(59,457,911)
Net Assets
Beginning of year	336,679,225	396,137,136
End of year	$300,394,379	$336,679,225
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
8	NYLI VP Natural Resources Portfolio

Financial Highlights selected per share data and ratios
	Year Ended December 31,
Initial Class	2024	2023	2022	2021	2020
Net asset value at beginning of year	$11.97	$12.00	$8.93	$6.55	$6.29
Net investment income (loss) (a)	0.15	0.19	0.22	0.12	0.09
Net realized and unrealized gain (loss)	(0.03)	0.04	2.97	2.36	0.32
Total from investment operations	0.12	0.23	3.19	2.48	0.41
Less distributions:
From net investment income	(0.33)	(0.26)	(0.12)	(0.10)	(0.15)
Net asset value at end of year	$11.76	$11.97	$12.00	$8.93	$6.55
Total investment return (b)	0.74%	1.92%	35.84%	38.02%	6.89%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	1.21%	1.62%	1.94%	1.56%	1.68%
Net expenses (c)	0.84%	0.84%	0.83%	0.85%	0.86%
Portfolio turnover rate	94%	85%	92%	72%	68%
Net assets at end of year (in 000's)	$300,394	$336,679	$396,137	$292,583	$238,908

(a)	Per share data based on average shares outstanding during the year.
(b)	Total return does not reflect any deduction of sales charges, mortality and expense charges, contract charges or administrative charges.
(c)	In addition to the fees and expenses which the Portfolio bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
9

Notes to Financial Statements
Note 1–Organization and Business
New York Life Investments VP Funds Trust (the “Fund”) (formerly known as MainStay VP Funds Trust) was organized as a Delaware statutory trust on February 1, 2011. The Fund is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Fund is comprised of thirty-three separate series (collectively referred to as the “Portfolios”). These financial statements and notes relate to the NYLI VP Natural Resources Portfolio (formerly known as MainStay VP Natural Resources Portfolio) (the "Portfolio"), a "non-diversified” portfolio, as that term is defined in the 1940 Act, as interpreted or modified by regulatory authorities having jurisdiction, from time to time. However, due to its principal investment strategies and investment processes, the Portfolio has historically operated as a "diversified" portfolio. Therefore, the Portfolio will not operate as "non-diversified" portfolio without first obtaining shareholder approval.
Shares of the Portfolio are currently offered to certain separate accounts to fund variable annuity policies and variable universal life insurance policies issued by New York Life Insurance and Annuity Corporation (“NYLIAC”), a wholly-owned subsidiary of New York Life Insurance Company (“New York Life”) and may also be offered to fund variable annuity policies and variable universal life insurance policies issued by other insurance companies. NYLIAC allocates shares of the Portfolio to, among others, certain NYLIAC separate accounts. Shares of the Portfolio are also offered to the NYLI VP Conservative Allocation Portfolio, NYLI VP Moderate Allocation Portfolio, NYLI VP Growth Allocation Portfolio and NYLI VP Equity Allocation Portfolio, which operate as “funds-of-funds," and other variable insurance funds.
The following table lists the Portfolio's share class that has been registered and commenced operations:
Class	Commenced Operations
Initial Class	February 17, 2012
Shares of the Portfolio are offered and are redeemed at a price equal to their respective net asset value (“NAV”) per share. No sales or redemption charge is applicable to the purchase or redemption of the Portfolio's shares.
The Portfolio's investment objective is to seek long-term capital appreciation.
In this reporting period, the Portfolio adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures ("ASU 2023-07"). Adoption of the new standard impacted financial statement disclosures only and did not affect the Portfolio's financial position or its results of operations. The intent of ASU 2023-07 is, through improved segment disclosures, to enable investors to better understand an entity's overall performance and to assess its potential future cash flows. NYLI Disclosure Committee ("Committee") acts as the Portfolio's chief operating decision maker assessing performance and making decisions about resource allocation. The Committee has determined that the Portfolio has a single operating segment based on the fact that the Committee monitors the operating results of the Portfolio as a whole and the Portfolio's long-term strategic asset allocation is pre-determined in accordance with the terms of its respective prospectus, based on a defined investment strategy which is executed by the Portfolio's portfolio managers as a team. The financial information provided to and reviewed by the Committee is consistent with that presented in the Portfolio's Portfolio of Investments, Statement of Changes in Net Assets and Financial Highlights.
Note 2–Significant Accounting Policies
The Portfolio is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services—Investment Companies. The Portfolio prepares its financial statements in accordance with generally accepted accounting principles (“GAAP”) in the United States of America and follows the significant accounting policies described below.
(A) Securities Valuation.  Investments are usually valued as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time) on each day the Portfolio is open for business ("valuation date").
Pursuant to Rule 2a-5 under the 1940 Act, the Board of Trustees of the Fund (the "Board") has designated New York Life Investment Management LLC (“New York Life Investments” or the "Manager") as its Valuation Designee (the "Valuation Designee"). The Valuation Designee is responsible for performing fair valuations relating to all investments in the Portfolio’s portfolio for which market quotations are not readily available; periodically assessing and managing material valuation risks; establishing and applying fair value methodologies; testing fair valuation methodologies; evaluating and overseeing pricing services; ensuring appropriate segregation of valuation and portfolio management functions; providing quarterly, annual and prompt reporting to the Board, as appropriate; identifying potential conflicts of interest; and maintaining appropriate records. The Valuation Designee has established a valuation committee ("Valuation Committee") to assist in carrying out the Valuation Designee’s responsibilities and establish prices of securities for which market quotations are not readily available. The Portfolio's and the Valuation Designee's policies and procedures ("Valuation Procedures") govern the Valuation Designee’s selection and application of methodologies for determining and calculating the fair value of Portfolio investments. The Valuation Designee may value the Portfolio's portfolio securities for which market quotations are not readily available and other Portfolio assets utilizing inputs from pricing services and other third-party sources. The Valuation Committee meets (in person, via electronic mail or via teleconference) on an ad-hoc basis to determine fair valuations and on a quarterly basis to review fair value events with respect to certain securities for which market quotations are not readily available, including valuation risks and back-testing results, and to preview reports to the Board.

10	NYLI VP Natural Resources Portfolio

The Valuation Committee establishes prices of securities for which market quotations are not readily available based on such methodologies and measurements on a regular basis after considering information that is reasonably available and deemed relevant by the Valuation Committee. The Board shall oversee the Valuation Designee and review fair valuation materials on a prompt, quarterly and annual basis and approve proposed revisions to the Valuation Procedures.
Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to the Valuation Procedures. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the Portfolio can access at the measurement date, provided that a quotation will not be readily available if it is not reliable. "Fair value" is defined as the price the Portfolio would reasonably expect to receive upon selling an asset or liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the asset or liability. Fair value measurements are determined within a framework that establishes a three-tier hierarchy that maximizes the use of observable market data and minimizes the use of unobservable inputs to establish a classification of fair value measurements for disclosure purposes. "Inputs" refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, such as the risk inherent in a particular valuation technique used to measure fair value using a pricing model and/or the risk inherent in the inputs for the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions market participants would use in pricing the asset or liability based on the information available. The inputs or methodology used for valuing assets or liabilities may not be an indication of the risks associated with investing in those assets or liabilities. The three-tier hierarchy of inputs is summarized below.
•	Level 1—quoted prices (unadjusted) in active markets for an identical asset or liability
•	Level 2—other significant observable inputs (including quoted prices for a similar asset or liability in active markets, interest rates and yield curves, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio's own assumptions about the assumptions that market participants would use in measuring fair value of an asset or liability)
The level of an asset or liability within the fair value hierarchy is based on the lowest level of an input, both individually and in the aggregate, that is significant to the fair value measurement. The aggregate value by input level of the Portfolio’s assets and liabilities as of December 31, 2024, is included at the end of the Portfolio of Investments.
The Portfolio may use third-party vendor evaluations, whose prices may be derived from one or more of the following standard inputs, among others:
• Broker/dealer quotes	• Benchmark securities
• Two-sided markets	• Reference data (corporate actions or material event notices)
• Bids/offers	• Monthly payment information
• Industry and economic events	• Reported trades
An asset or liability for which a market quotation is not readily available is valued by methods deemed reasonable in good faith by the Valuation Committee, following the Valuation Procedures to represent fair value. Under these procedures, the Valuation Designee generally uses a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information. The Valuation Designee may also use an income-based valuation approach in which the anticipated future cash flows of the asset or liability are discounted to calculate fair value. Fair value represents a good faith approximation of the value of a security. Fair value determinations involve the consideration of a number of subjective factors, an analysis of applicable facts and circumstances and the exercise of judgment. As a result, it is possible that the fair value for a security determined in good faith in accordance with the Valuation Procedures may differ from valuations for the same security determined for other funds using their own valuation procedures. Although the Valuation Procedures are designed to value a security at the price the Portfolio may reasonably expect to receive upon the security's sale in an orderly transaction, there can be no assurance that any fair value determination thereunder would, in fact, approximate the amount that the Portfolio would actually realize upon the sale of the security or the price at which the security would trade if a reliable market price were readily available. During the year ended December 31, 2024, there were no material changes to the fair value methodologies.
Securities which may be valued in this manner include, but are not limited to: (i) a security for which trading has been halted or suspended or otherwise does not have a readily available market quotation on a given day; (ii) a debt security that has recently gone into default and for which there is not a current market quotation; (iii) a security of an issuer that has entered into a restructuring; (iv) a security that has been delisted from a national exchange; (v) a security subject to trading collars for which no or limited trading takes place; and (vi) a security whose principal market has been temporarily closed at a time when, under normal conditions, it would be open. Securities valued in this manner are generally categorized as Level 2 or 3 in the hierarchy.
Certain securities held by the Portfolio may principally trade in foreign markets. Events may occur between the time the foreign markets close and the time at which the Portfolio's NAVs are calculated. These events may include, but are not limited to, situations relating to a single issuer in a market sector, significant fluctuations in U.S. or foreign markets, natural disasters, armed conflicts, governmental actions or other developments not tied directly to the securities markets. Should the Valuation Designee
11

Notes to Financial Statements (continued)
conclude that such events may have affected the accuracy of the last price of such securities reported on the local foreign market, the Valuation Designee may, pursuant to the Valuation Procedures, adjust the value of the local price to reflect the estimated impact on the price of such securities as a result of such events. In this instance, securities are generally categorized as Level 3 in the hierarchy. Additionally, certain foreign equity securities are also fair valued whenever the movement of a particular index exceeds certain thresholds. In such cases, the securities are fair valued by applying factors provided by a third-party vendor in accordance with the Valuation Procedures and are generally categorized as Level 2 in the hierarchy.
If the principal market of certain foreign equity securities is closed in observance of a local foreign holiday, these securities are valued using the last closing price of regular trading on the relevant exchange and fair valued by applying factors provided by a third-party vendor in accordance with the Valuation Procedures. These securities are generally categorized as Level 2 in the hierarchy.
Equity securities, rights and warrants, if applicable, are valued at the last quoted sales prices as of the close of regular trading on the relevant exchange on each valuation date. Securities that are not traded on the valuation date are valued at the mean of the last quoted bid and ask prices. Prices are normally taken from the principal market in which each security trades. These securities are generally categorized as Level 1 in the hierarchy.
Investments in mutual funds, including money market funds, are valued at their respective NAVs at the close of business each day on the valuation date. These securities are generally categorized as Level 1 in the hierarchy.
Temporary cash investments acquired in excess of 60 days to maturity at the time of purchase are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities and ratings), both as furnished by independent pricing services. Temporary cash investments that mature in 60 days or less at the time of purchase ("Short-Term Investments") are valued using the amortized cost method of valuation, unless the use of such method would be inappropriate. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between such cost and the principal on maturity date. Amortized cost approximates the current fair value of a security. Securities valued using the amortized cost method are not valued using quoted prices in an active market and are generally categorized as Level 2 in the hierarchy.
The information above is not intended to reflect an exhaustive list of the methodologies that may be used to value portfolio investments. The Valuation Procedures permit the use of a variety of valuation methodologies in connection with valuing portfolio investments. The methodology used for a specific type of investment may vary based on the market data available or other considerations. The methodologies summarized above may not represent the specific means by which portfolio investments are valued on any particular business day.
(B) Income Taxes.   The Portfolio's policy is to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute all of its taxable income to the shareholders of the Portfolio within the allowable time limits.
The Manager evaluates the Portfolio’s tax positions to determine if the tax positions taken meet the minimum recognition threshold in connection with accounting for uncertainties in income tax positions taken or expected to be taken for the purposes of measuring and recognizing tax liabilities in the financial statements. Recognition of tax benefits of an uncertain tax position is permitted only to the extent the position is “more likely than not” to be sustained assuming examination by taxing authorities. The Manager analyzed the Portfolio's tax positions taken on federal, state and local income tax returns for all open tax years (for up to three tax years) and has concluded that no provisions for federal, state and local income tax are required in the Portfolio's financial statements. The Portfolio's federal, state and local income tax and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state and local departments of revenue.
(C) Foreign Taxes. The Portfolio may be subject to foreign taxes on income and other transaction-based taxes imposed by certain countries in which it invests. A portion of the taxes on gains on investments or currency purchases/repatriation may be reclaimable. The Portfolio will accrue such taxes and reclaims as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.
The Portfolio may be subject to taxation on realized capital gains, repatriation proceeds and other transaction-based taxes imposed by certain countries in which it invests. The Portfolio will accrue such taxes as applicable based upon its current interpretation of tax rules and regulations that exist in the market in which it invests. Capital gains taxes relating to positions still held are reflected as a liability in the Statement of Assets and Liabilities, as well as an adjustment to the Portfolio's net unrealized appreciation (depreciation). Taxes related to capital gains realized, if any, are reflected as part of net realized gain (loss) in the Statement of Operations. Changes in tax liabilities related to capital gains taxes on unrealized investment gains, if any, are reflected as part of the change in net unrealized appreciation (depreciation) on investments in the Statement of Operations. Transaction-based charges are generally assessed as a percentage of the transaction amount.
(D) Dividends and Distributions to Shareholders. Dividends and distributions are recorded on the ex-dividend date. The Portfolio intends to declare and pay dividends from net investment income and distributions from net realized capital and currency gains, if any, at least annually. All dividends and distributions are reinvested at NAV in the same class of shares of the Portfolio. Dividends and distributions to shareholders are determined in accordance with federal income tax regulations and may differ from determinations using GAAP.

12	NYLI VP Natural Resources Portfolio

(E) Security Transactions and Investment Income.  The Portfolio records security transactions on the trade date. Realized gains and losses on security transactions are determined using the identified cost method. Dividend income is recognized on the ex-dividend date, net of any foreign tax withheld at the source, and interest income is accrued as earned using the effective interest rate method. Distributions received from real estate investment trusts, if applicable, may be classified as dividends, capital gains and/or return of capital. Discounts and premiums on securities purchased for the Portfolio are accreted and amortized, respectively, on the effective interest rate method.
(F) Expenses.  Expenses of the Fund are allocated to the individual Portfolios in proportion to the net assets of the respective Portfolios when the expenses are incurred, except where direct allocations of expenses can be made. The expenses borne by the Portfolio, including those of related parties to the Portfolio, are shown in the Statement of Operations.
Additionally, the Portfolio may invest in mutual funds, which are subject to management fees and other fees that may cause the costs of investing in mutual funds to be greater than the costs of owning the underlying securities directly. These indirect expenses of mutual funds are not included in the amounts shown as expenses in the Statement of Operations or in the expense ratios included in the Financial Highlights.
(G) Use of Estimates.  In preparing financial statements in conformity with GAAP, the Manager makes estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates and assumptions.
(H) Foreign Currency Transactions. The Portfolio's books and records are maintained in U.S. dollars. Prices of securities denominated in foreign currency amounts are translated into U.S. dollars at the mean between the buying and selling rates last quoted by any major U.S. bank at the following dates:
(i) market value of investment securities, other assets and liabilities— at the valuation date; and
(ii) purchases and sales of investment securities, income and expenses—at the date of such transactions.
The assets and liabilities that are denominated in foreign currency amounts are presented at the exchange rates and market values at the close of the period. The realized and unrealized changes in net assets arising from fluctuations in exchange rates and market prices of securities are not separately presented.
Net realized gain (loss) on foreign currency transactions represents net currency gains or losses realized as a result of differences between the amounts of securities sale proceeds or purchase cost, dividends, interest and withholding taxes as recorded on the Portfolio's books, and the U.S. dollar equivalent amount actually received or paid. Net currency gains or losses from valuing such foreign currency denominated assets and liabilities, other than investments at valuation date exchange rates, are reflected in unrealized foreign exchange gains or losses.
(I) Securities Lending. In order to realize additional income, the Portfolio may engage in securities lending, subject to the limitations set forth in the 1940 Act and relevant guidance by the staff of the Securities and Exchange Commission (“SEC”). If the Portfolio engages in securities lending, the Portfolio will lend through its custodian, JPMorgan Chase Bank, N.A., ("JPMorgan"), acting as securities lending agent on behalf of the Portfolio. Under the current arrangement, JPMorgan will manage the Portfolio's collateral in accordance with the securities lending agency agreement between the Portfolio and JPMorgan, and indemnify the Portfolio against counterparty risk. The loans will be collateralized by cash (which may be invested in a money market fund) and/or non-cash collateral (which may include U.S. Treasury securities and/or U.S. government agency securities issued or guaranteed by the United States government or its agencies or instrumentalities) at least equal at all times to the market value of the securities loaned. Non-cash collateral held at year end is segregated and cannot be transferred by the Portfolio. The Portfolio bears the risk of delay in recovery of, or loss of rights in, the securities loaned. The Portfolio may also record a realized gain or loss on securities deemed sold due to a borrower’s inability to return securities on loan. The Portfolio bears the risk of any loss on investment of cash collateral. The Portfolio will receive compensation for lending its securities in the form of fees or it will retain a portion of interest earned on the investment of any cash collateral. The Portfolio will also continue to receive interest and dividends on the securities loaned and any gain or loss in the market price of the securities loaned that may occur during the term of the loan will be for the account of the Portfolio. Income earned from securities lending activities, if any, is reflected in the Statement of Operations.
(J) Foreign Securities Risk.  The Portfolio may invest in foreign securities, which carry certain risks that are in addition to the usual risks inherent in domestic securities. Foreign regulatory regimes and securities markets can have less stringent investor protections and disclosure standards and less liquid trading markets than U.S. regulatory regimes and securities markets, and can experience political, social and economic developments that may affect the value of investments in foreign securities. These risks include those resulting from currency fluctuations, future adverse political or economic developments and possible imposition of currency exchange blockages or other foreign governmental laws or restrictions. Economic sanctions and other similar governmental actions or developments could, among other things, effectively restrict or eliminate the Portfolio's ability to purchase or sell certain foreign securities or groups of foreign securities, and thus may make the Portfolio's investments in such securities less liquid or more difficult to value. These risks are likely to be greater in emerging markets than in developed markets. The ability of issuers of debt securities held by the Portfolio to meet their obligations may be affected by, among other things, economic or political developments in a specific country, industry or region.
(K) Indemnifications.  Under the Fund’s organizational documents, its officers and trustees are indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the
13

Notes to Financial Statements (continued)
normal course of business, the Portfolio enters into contracts with third-party service providers that contain a variety of representations and warranties and that may provide general indemnifications. The Portfolio's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio that have not yet occurred. The Manager believes that the risk of loss in connection with these potential indemnification obligations is remote. However, there can be no assurance that material liabilities related to such obligations will not arise in the future, which could adversely impact the Portfolio.
Note 3–Fees and Related Party Transactions
(A) Manager and Subadvisor. New York Life Investments, a registered investment adviser and an indirect, wholly-owned subsidiary of New York Life, serves as the Portfolio’s Manager, pursuant to an Amended and Restated Management Agreement (“Management Agreement”). The Manager provides offices, conducts clerical, recordkeeping and bookkeeping services, and keeps most of the financial and accounting records required to be maintained by the Portfolio. Except for the portion of salaries and expenses that are the responsibility of the Portfolio, the Manager pays the salaries and expenses of all personnel affiliated with the Portfolio and certain operational expenses of the Portfolio. The Portfolio reimburses New York Life Investments in an amount equal to the portion of the compensation of the Chief Compliance Officer attributable to the Portfolio. Newton Investment Management North America, LLC (“Newton” or the “Subadvisor”), a registered investment adviser, serves as the Subadvisor to the Portfolio and is responsible for the day-to-day portfolio management of the Portfolio. Pursuant to the terms of a Subadvisory Agreement between New York Life Investments and Newton, New York Life Investments pays for the services of the Subadvisor.
Pursuant to the Management Agreement, the Fund pays the Manager, on behalf of the Portfolio, a monthly fee for the services performed and the facilities furnished at an annual rate of the Portfolio's average daily net assets as follows: 0.79% up to $1 billion; and 0.78% in excess of $1 billion. During the year ended December 31, 2024, the effective management fee rate was 0.79% of the Portfolio's average daily net assets.
During the year ended December 31, 2024, New York Life Investments earned fees from the Portfolio in the amount of $2,612,032 and paid the Subadvisor fees in the amount of $1,216,911.
JPMorgan provides sub-administration and sub-accounting services to the Portfolio pursuant to an agreement with New York Life Investments. These services include calculating the daily NAVs of the Portfolio, maintaining the general ledger and sub-ledger accounts for the calculation of the Portfolio's NAVs, and assisting New York Life Investments in conducting various aspects of the Portfolio's administrative operations. For providing these services to the Portfolio, JPMorgan is compensated by New York Life Investments.
Pursuant to an agreement between the Fund and New York Life Investments, New York Life Investments is responsible for providing or procuring certain regulatory reporting services for the Portfolio. The Portfolio will reimburse New York Life Investments for the actual costs incurred by New York Life Investments in connection with providing or procuring these services for the Portfolio.
Note 4-Federal Income Tax
As of December 31, 2024, the cost and unrealized appreciation (depreciation) of the Portfolio’s investment portfolio, including applicable derivative contracts and other financial instruments, as determined on a federal income tax basis, were as follows:
	Federal Tax Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Investments in Securities	$306,698,905	$24,690,757	$(27,758,791)	$(3,068,034)
As of December 31, 2024, the components of accumulated gain (loss) on a tax basis were as follows:
Ordinary Income	Accumulated Capital and Other Gain (Loss)	Other Temporary Differences	Unrealized Appreciation (Depreciation)	Total Accumulated Gain (Loss)
$4,449,633	$(12,045,423)	$—	$(3,075,947)	$(10,671,737)
The difference between book-basis and tax-basis unrealized appreciation (depreciation) is primarily due to wash sale adjustments.
As of December 31, 2024, for federal income tax purposes, capital loss carryforwards of $12,045,423, as shown in the table below, were available to the extent provided by the regulations to offset future realized gains of the Portfolio. Accordingly, no capital gains distributions are expected to be paid to shareholders until net gains have been realized in excess of such amounts.
Capital Loss Available Through	Short-Term Capital Loss Amounts (000’s)	Long-Term Capital Loss Amounts (000’s)
Unlimited	$12,045	$—
The Portfolio utilized $28,271,475 of capital loss carryforwards during the year ended December 31, 2024.
During the years ended December 31, 2024 and December 31, 2023, the tax character of distributions paid as reflected in the Statements of Changes in Net Assets was as follows:
	2024	2023
Distributions paid from:
Ordinary Income	$8,328,598	$7,514,547

14	NYLI VP Natural Resources Portfolio

Note 5–Custodian
JPMorgan is the custodian of cash and securities held by the Portfolio. Custodial fees are charged to the Portfolio based on the Portfolio's net assets and/or the market value of securities held by the Portfolio and the number of certain transactions incurred by the Portfolio.
Note 6–Line of Credit
The Portfolio and certain other funds managed by New York Life Investments maintain a line of credit with a syndicate of banks in order to secure a source of funds for temporary purposes to meet unanticipated or excessive redemption requests.
Effective July 23, 2024, under the credit agreement (the “Credit Agreement”), the aggregate commitment amount is $600,000,000 with an additional uncommitted amount of $100,000,000. The commitment fee is an annual rate of 0.15% of the average commitment amount payable quarterly, regardless of usage, to JPMorgan, who serves as the agent to the syndicate. The commitment fee is allocated among the Portfolio and certain other funds managed by New York Life Investments based upon their respective net assets and other factors. Interest on any revolving credit loan is charged based upon the Federal Funds Rate, Daily Simple Secured Overnight Financing Rate ("SOFR") + 0.10%, or the Overnight Bank Funding Rate, whichever is higher. The Credit Agreement expires on July 22, 2025, although the Portfolio, certain other funds managed by New York Life Investments and the syndicate of banks may renew the Credit Agreement for an additional year on the same or different terms or enter into a credit agreement with a different syndicate of banks. Prior to July 23, 2024, the aggregate commitment amount and the commitment fee were the same as those under the current Credit Agreement. During the year ended December 31, 2024, there were no borrowings made or outstanding with respect to the Portfolio under the Credit Agreement.
Note 7–Interfund Lending Program
Pursuant to an exemptive order issued by the SEC, the Portfolio, along with certain other funds managed by New York Life Investments, may participate in an interfund lending program. The interfund lending program provides an alternative credit facility that permits the Portfolio and certain other funds managed by New York Life Investments to lend or borrow money for temporary purposes directly to or from one another, subject to the conditions of the exemptive order. During the year ended December 31, 2024, there were no interfund loans made or outstanding with respect to the Portfolio.
Note 8–Purchases and Sales of Securities (in 000’s)
During the year ended December 31, 2024, purchases and sales of securities, other than short-term securities, were $307,438 and $344,771, respectively.
Note 9–Capital Share Transactions
Transactions in capital shares for the years ended December 31, 2024 and December 31, 2023, were as follows:
Initial Class	Shares	Amount
Year ended December 31, 2024:
Shares sold	3,401,416	$42,469,804
Shares issued to shareholders in reinvestment of distributions	659,952	8,328,598
Shares redeemed	(6,631,841)	(82,887,816)
Net increase (decrease)	(2,570,473)	$(32,089,414)
Year ended December 31, 2023:
Shares sold	3,386,394	$40,152,127
Shares issued to shareholders in reinvestment of distributions	620,463	7,514,547
Shares redeemed	(8,887,032)	(107,337,171)
Net increase (decrease)	(4,880,175)	$(59,670,497)
Note 10–Recent Accounting Pronouncement
In December 2023, the FASB issued Accounting Standard Update No. 2023-09, Income Taxes (ASC 740) Improvements to Income Tax Disclosures (“ASU 2023-09”). The primary purpose of the amendments within ASU 2023-09 is to enhance the transparency and decision usefulness of income tax disclosures primarily related to the rate reconciliation table and income taxes paid information. The amendments in ASU 2023-09 require that public business entities on an annual basis (1) disclose specific categories in the rate reconciliation and (2) provide additional information for reconciling items that meet a quantitative threshold. In addition, the amendments in this ASU 2023-09 require that all entities disclose on an annual basis taxes paid disaggregated by; federal, state, foreign, and jurisdiction (when income taxes paid is equal to or greater than five percent of total income taxes paid). The amendments in ASU 2023-09 are effective for public business entities beginning after December 15, 2024. Early adoption is permitted for annual financial statements that have not yet been issued or made available for issuance. The amendments in ASU 2023-09 should be applied on a prospective basis. Retrospective application is permitted. Management is currently assessing the impact this standard will have on our financial statements as well as the method by which we will adopt the new standard. The Adviser does not expect the guidance to have a material impact to the Portfolio.
Note 11–Subsequent Events
In connection with the preparation of the financial statements of the Portfolio for the year ended December 31, 2024, events and transactions subsequent to December 31, 2024, through the date the financial statements were issued, have been evaluated by the Manager for possible adjustment and/or disclosure. No subsequent events requiring financial statement adjustment or disclosure have been identified.
15

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of New York Life Investments VP Funds Trust (formerly known as Mainstay VP Funds Trust) and Shareholders of NYLI VP Natural Resources Portfolio (formerly known as MainStay VP Natural Resources Portfolio)
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of NYLI VP Natural Resources Portfolio (one of the portfolios constituting New York Life Investments VP Funds Trust, referred to hereafter as the “Portfolio”) as of December 31, 2024, the related statement of operations for the year ended December 31, 2024, the statements of changes in net assets for each of the two years in the period ended December 31, 2024, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2024 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Portfolio as of December 31, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2024 and the financial highlights for each of the five years in the period ended December 31, 2024 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Portfolio’s management. Our responsibility is to express an opinion on the Portfolio’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Portfolio in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2024 by correspondence with the custodian, transfer agents, and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
New York, New York
February 21, 2025
We have served as the auditor of one or more investment companies in the New York Life Investments group of funds since 1984.
16	NYLI VP Natural Resources Portfolio

Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
Included in the Statement of Operations within the Portfolio’s Financial Statements.
17

Statement Regarding Basis for Approval of Investment Advisory Agreement and Subadvisory Agreement
The continuation of the Management Agreement with respect to each series (“Portfolio”) of the New York Life Investments VP Funds Trust (“Trust”) and New York Life Investment Management LLC (“New York Life Investments”) and each of the Subadvisory Agreements between New York Life Investments and each of American Century Investment Management, Inc., Brown Advisory LLC, Candriam, CBRE Investment Management Listed Real Assets LLC, Epoch Investment Partners, Inc., FIAM LLC, Janus Henderson Investors US LLC, MacKay Shields LLC, Newton Investment Management North America, LLC, NYL Investors LLC, Pacific Investment Management Company LLC, PineStone Asset Management Inc., Segall Bryant & Hamill, LLC, Wellington Management Company LLP and Winslow Capital Management, LLC (together, “Subadvisors”)1 with respect to the applicable Portfolio(s) (together, “Advisory Agreements”) is subject to annual review and approval by the Board of Trustees of the Trust (“Board”) in accordance with Section 15 of the Investment Company Act of 1940, as amended (“1940 Act”).  At its December 3–4, 2024 meeting, the Board, including the Trustees who are not an “interested person” (as such term is defined in the 1940 Act) of the Trust (“Independent Trustees”) voting separately, unanimously approved the continuation of each of the Advisory Agreements for each applicable Portfolio for a one-year period.
In reaching the decision to approve the continuation of each of the Advisory Agreements, the Board considered information and materials furnished by New York Life Investments and each Subadvisor in connection with an annual contract review process undertaken by the Board that took place at meetings of the Board and its Contracts Committee from September 2024 through December 2024, including information and materials furnished by New York Life Investments and each Subadvisor in response to requests prepared on behalf of the Board, and in consultation with the Independent Trustees, by independent legal counsel to the Independent Trustees, which encompassed a variety of topics, including those summarized below.  Information and materials requested by and furnished to the Board for consideration in connection with the contract review process included, among other items, reports on each Portfolio and “peer funds” prepared by Institutional Shareholder Services Inc. (“ISS”), an independent third-party service provider engaged by the Board to report objectively on each Portfolio’s investment performance, management fee and total expenses.  The Board also considered information on the fees charged to other investment advisory clients of New York Life Investments and/or each applicable Subadvisor that follow investment strategies similar to those of each Portfolio, if any, and, when applicable, the rationale for differences in each Portfolio’s management and subadvisory fees, as applicable, and the fees charged to those other investment advisory clients.  In addition, the Board considered information regarding the legal standards and fiduciary obligations applicable to its consideration of the continuation of each of the Advisory Agreements.  The contract review process, including the structure and format for information and materials provided to the Board, has been developed in consultation with the Board.  The Independent
Trustees also met in executive sessions with their independent legal counsel and, for portions thereof, with senior management of New York Life Investments.
The Board’s deliberations with respect to the continuation of each of the Advisory Agreements reflect a year-long process, and the Board also took into account information furnished to the Board and its Committees throughout the year, as deemed relevant and appropriate by the Trustees, including, among other items, reports on investment performance of each Portfolio and investment-related matters for each Portfolio as well as presentations from New York Life Investments and, generally annually, personnel of each Subadvisor.  In addition, the Board took into account other information provided by New York Life Investments throughout the year, including, among other items, periodic reports on legal and compliance matters, risk management, portfolio turnover, brokerage commissions and non-advisory services provided to each Portfolio by New York Life Investments, as deemed relevant and appropriate by the Trustees.
In addition to information provided to the Board throughout the year, the Board received information in connection with its June 2024 meeting provided specifically in response to requests prepared on behalf of the Board, and in consultation with the Independent Trustees, by independent legal counsel to the Independent Trustees regarding each Portfolio’s distribution arrangements.  In addition, the Board received information regarding each Portfolio’s asset levels, share purchase and redemption activity and the payment of Rule 12b-1 and/or certain other fees by the applicable share class(es) of each applicable Portfolio, among other information.
In considering the continuation of each of the Advisory Agreements, the Trustees reviewed and evaluated the information and factors they believed to reasonably be necessary and appropriate in light of legal advice furnished to them by independent legal counsel to the Independent Trustees and through the exercise of their own business judgment.  Although individual Trustees may have weighed certain factors or information differently and the Board did not consider any single factor or information controlling in reaching its decision, the factors that figured prominently in the Board’s consideration of the continuation of each of the Advisory Agreements with respect to each applicable Portfolio are summarized in more detail below and include, among other factors: (i) the nature, extent and quality of the services provided to the Portfolio by New York Life Investments and the Subadvisor(s), if applicable; (ii) the qualifications of the portfolio manager(s) of the Portfolio and the historical investment performance of the Portfolio, New York Life Investments and, if applicable, the Subadvisor(s); (iii) the costs of the services provided, and profits realized, by New York Life Investments and the Subadvisor(s), if applicable, with respect to their relationships with the Portfolio; (iv) the extent to which economies of scale have been realized or may be realized if the Portfolio grows and the extent to which any economies of scale have been shared, have benefited or may benefit the Portfolio’s

18

shareholders; and (v) the reasonableness of the Portfolio’s management and, if applicable, subadvisory fees and total ordinary operating expenses.  Although the Board recognized that comparisons between each Portfolio’s fees and expenses and those of other funds are imprecise given different terms of agreements, variations in fund strategies and other factors, the Board considered the reasonableness of each Portfolio’s management fee and total ordinary operating expenses as compared to peer funds identified by ISS.  Throughout their considerations, the Trustees acknowledged the commitment of New York Life Investments and its affiliates to serve the New York Life Investments Group of Funds, as well as their capacity, experience, resources, financial stability and reputations.  The Trustees also acknowledged the entrepreneurial and other risks assumed by New York Life Investments in sponsoring and managing each Portfolio.  With respect to the Subadvisory Agreements, the Board took into account New York Life Investments’ recommendation to approve the continuation of each of the Subadvisory Agreements.
The Trustees noted that, throughout the year, the Trustees are afforded an opportunity to ask questions of, and request additional information or materials from, New York Life Investments and each Subadvisor.  The Board’s decision with respect to each of the Advisory Agreements may have also been based, in part, on the Board’s knowledge of New York Life Investments and each Subadvisor resulting from, among other things, the Board’s consideration of each of the Advisory Agreements in prior years, the advisory agreements for other funds in the New York Life Investments Group of Funds, the Board’s review throughout the year of the performance and operations of other funds in the New York Life Investments Group of Funds and each Trustee’s business judgment and industry experience.  In addition to considering the above-referenced factors, the Board observed that in the marketplace, notably under variable life insurance policies and variable annuity contracts for which each Portfolio serves as an investment option, there are a range of investment options available to investors and that each Portfolio’s shareholders, having had the opportunity to consider other investment options, have invested in the Portfolio.
The factors that figured prominently in the Board’s decision to approve the continuation of each of the Advisory Agreements during the Board’s December 3-4, 2024 meeting are summarized in more detail below.  The Board considered on a Portfolio-by-Portfolio basis the factors and information deemed relevant and appropriate by the Trustees to evaluate the continuation of each of the Advisory Agreements, and the Board’s decision was made separately with respect to each Portfolio.
Nature, Extent and Quality of Services Provided by New York Life Investments and the Subadvisors
The Board examined the nature, extent and quality of the services that New York Life Investments provides to each Portfolio.  The Board evaluated New York Life Investments’ experience and capabilities in serving as manager of each Portfolio and considered that each Portfolio with one or more Subadvisors operates in a “manager-of-managers” structure.  The Board also considered New York Life Investments’
responsibilities and services provided pursuant to this structure, including overseeing the services provided by each Subadvisor, evaluating the performance of each Subadvisor, making recommendations to the Board as to whether each Subadvisory Agreement should be renewed, modified or terminated and periodically reporting to the Board regarding the results of New York Life Investments’ evaluation and monitoring functions.  The Board noted that New York Life Investments manages other mutual funds, serves a variety of other investment advisory clients, including other pooled investment vehicles, and has experience overseeing mutual fund service providers, including subadvisors.  The Board considered the experience of senior personnel at New York Life Investments providing management and administrative and other non-advisory services to each Portfolio.  The Board observed that New York Life Investments devotes significant resources and time to providing management and administrative and other non-advisory services to each Portfolio, including, for Portfolios with one or more Subadvisors, New York Life Investments’ oversight and due diligence reviews of each Subadvisor and ongoing analysis of, and interactions with, each Subadvisor with respect to, among other things, the applicable Portfolio’s or Portfolios’ investment performance and risks as well as each Subadvisor’s investment capabilities and subadvisory services with respect to the applicable Portfolio(s).
The Board also considered the range of services that New York Life Investments provides to each Portfolio under the terms of the Management Agreement, including: (i) fund accounting and ongoing supervisory services provided by New York Life Investments’ Fund Administration and Accounting Group; (ii) investment supervisory and analytical services provided by New York Life Investments’ Investment Consulting Group; (iii) compliance services provided by the Trust’s Chief Compliance Officer as well as New York Life Investments’ compliance department; (iv) legal services provided by New York Life Investments’ Office of the General Counsel; and (v) risk management monitoring and analysis by compliance and investment personnel.  In addition, the Board considered New York Life Investments’ willingness to invest in personnel and other resources, such as cyber security, information security and business continuity planning, that may benefit each Portfolio and noted that New York Life Investments is responsible for compensating the Trust’s officers, except for a portion of the salary of the Trust’s Chief Compliance Officer.  The Board recognized that New York Life Investments provides certain other non-advisory services to each Portfolio and has over time provided an increasingly broad array of non-advisory services to the New York Life Investments Group of Funds as a result of regulatory and other developments.
The Board also examined the range, and the nature, extent and quality, of the investment advisory services that New York Life Investments and each Subadvisor provides to the applicable Portfolio(s) and considered the terms of each of the Advisory Agreements.  The Board evaluated New York Life Investments’ and each Subadvisor’s experience and performance in serving as investment adviser or subadvisor, respectively, to the applicable Portfolio(s) and advising other portfolios and New York Life Investments’ and each Subadvisor’s track record and experience in
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providing investment advisory services as well as the experience of investment advisory and other senior personnel at New York Life Investments and each Subadvisor.  The Board considered New York Life Investments’ and each Subadvisor’s overall resources, legal and compliance environment, capabilities, reputation, financial condition and history.  In addition to information provided in connection with quarterly meetings with the Trust’s Chief Compliance Officer, the Board considered information regarding the compliance policies and procedures of New York Life Investments and each Subadvisor.  The Board also considered New York Life Investments’ and each Subadvisor’s ability to recruit and retain qualified investment professionals and willingness to invest in personnel and other resources that may benefit the applicable Portfolio(s).  In this regard, the Board considered the qualifications and experience of each Portfolio’s portfolio manager(s), the number of accounts managed by the portfolio manager(s) and the method for compensating the portfolio manager(s).
Because the NYLI VP Conservative Allocation Portfolio, NYLI VP Moderate Allocation Portfolio, NYLI VP Growth Allocation Portfolio and NYLI VP Equity Allocation Portfolio (together, the “Allocation Portfolios”) invest substantially all their assets in other funds advised by New York Life Investments or its affiliates, the Board considered information from New York Life Investments regarding the investment rationale and process for the allocation among and selection of the underlying funds in which the Allocation Portfolios invest.
In addition, the Board considered information provided by New York Life Investments and each Subadvisor regarding their respective business continuity and disaster recovery plans.
Based on these considerations, among others, the Board concluded that each Portfolio would likely continue to benefit from the nature, extent and quality of these services.
Investment Performance
In evaluating each Portfolio’s investment performance, the Board considered investment performance results over various periods in light of each Portfolio’s investment objective and strategies.  The Board considered investment reports on, and analysis of, each Portfolio’s performance provided to the Board throughout the year, including each Portfolio’s investment performance compared to each Portfolio’s relevant benchmark(s).  With respect to each of the NYLI VP Hedge Multi-Strategy Portfolio and the NYLI VP S&P 500 Index Portfolio, the Board also considered information regarding the Portfolio’s tracking error relative to its benchmark(s). The Board also considered information provided by ISS showing the investment performance of each Portfolio as compared to peer funds.
The Board also took into account its discussions with senior management at New York Life Investments concerning each Portfolio’s investment performance over various periods as well as discussions between a representative(s) of each Subadvisor and the members of the Board’s Investment Committee, which generally occur on an annual basis. The
Board also took into account the following considerations with respect to certain Portfolios:
1. In considering the investment performance of the NYLI VP American Century Sustainable Equity Portfolio, the Board noted that the Portfolio underperformed its peer funds for the one-, five- and ten-year periods ended July 31, 2024, and performed favorably relative to its peer funds for the three-year period ended July 31, 2024.  The Board considered its discussions with representatives from New York Life Investments and American Century Investment Management, Inc. regarding the Portfolio’s investment performance.
2. In considering the investment performance of the NYLI VP Balanced Portfolio, the Board noted that the Portfolio underperformed its peer funds for the one-year period ended July 31, 2024, performed in line with its peer funds for the five- and ten-year periods ended July 31, 2024, and performed favorably relative to its peer funds for the three-year period ended July 31, 2024.  The Board considered its discussions with representatives from New York Life Investments, NYL Investors LLC and Wellington Management Company LLP regarding the Portfolio’s investment performance.
3. In considering the investment performance of the NYLI VP Bond Portfolio, the Board noted that the Portfolio underperformed its peer funds for the three- and five-year periods ended July 31, 2024, and performed in line with its peer funds for the one- and ten-year periods ended July 31, 2024.  The Board considered its discussions with representatives from New York Life Investments and NYL Investors LLC regarding the Portfolio’s investment performance.
4. In considering the investment performance of the NYLI VP Candriam Emerging Markets Equity Portfolio, the Board noted that the Portfolio underperformed its peer funds for the three-, five- and ten-year periods ended July 31, 2024, and performed in line with its peer funds for the one-year period ended July 31, 2024.  The Board considered its discussions with representatives from New York Life Investments and Candriam regarding the Portfolio’s investment performance.
5. In considering the investment performance of the NYLI VP CBRE Global Infrastructure Portfolio, the Board noted that the Portfolio underperformed its peer funds for the five-year period ended July 31, 2024, and performed in line with its peer funds for the one- and three-year periods ended July 31, 2024.  The Board considered its discussions with representatives from New York Life Investments and CBRE Investment Management Listed Real Assets LLC regarding the Portfolio’s investment performance.
6. In considering the investment performance of the NYLI VP Hedge Multi-Strategy Portfolio, the Board noted that the Portfolio underperformed its peer funds for the three-, five- and ten-year periods ended July 31, 2024, and performed in line with its peer funds for the one-year period ended July 31, 2024.  The Board considered its discussions with representatives from New York Life Investments regarding the Portfolio’s investment performance.
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7. In considering the investment performance of the NYLI VP MacKay U.S. Infrastructure Bond Portfolio, the Board noted that the Portfolio underperformed its peer funds for the one-, five- and ten-year periods ended July 31, 2024, and performed favorably relative to its peer funds for the three-year period ended July 31, 2024.  The Board considered its discussions with representatives from New York Life Investments and MacKay Shields LLC regarding the Portfolio’s investment performance.
8. In considering the investment performance of the NYLI VP PineStone International Equity Portfolio, the Board noted that the Portfolio underperformed its peer funds for the one-, three-, five- and ten-year periods ended July 31, 2024.  The Board considered its discussions with representatives from New York Life Investments and PineStone Asset Management Inc. regarding the Portfolio’s investment performance.
9. With respect to the NYLI VP Schroders Mid Cap Opportunities Portfolio, the Board considered its discussions with representatives from New York Life Investments regarding the Portfolio’s investment performance and the Board’s approval of a new subadvisory agreement between New York Life Investments and Schroder Investment Management North America Inc. with respect to the Portfolio and approval to reposition the Portfolio, effective August 12, 2024.
10. In considering the investment performance of the NYLI VP Wellington Small Cap Portfolio, the Board noted that the Portfolio underperformed its peer funds for the three- and five-year periods ended July 31, 2024, and performed favorably relative to its peer funds for the one-year period ended July 31, 2024.  The Board considered its discussions with representatives from New York Life Investments and Wellington Management Company LLP regarding the Portfolio’s investment performance.
Based on these considerations, among others, the Board concluded that its review of each Portfolio’s investment performance and related information supported a determination to approve the continuation of each of the Advisory Agreements.
Costs of the Services Provided, and Profits and Other Benefits Realized, by New York Life Investments and the Subadvisors
Portfolios with Affiliated Subadvisors
The Board considered the costs of the services provided under each of the Advisory Agreements.  The Board also considered the profitability of New York Life Investments and its affiliates, including each Affiliated Subadvisor, due to their relationships with the applicable Portfolio(s) as well as of New York Life Investments and its affiliates due to their relationships with the New York Life Investments Group of Funds.  Because each Affiliated Subadvisor is an affiliate of New York Life Investments whose subadvisory fee is paid by New York Life Investments, not the applicable Portfolio(s), the Board considered cost and profitability information for New York Life Investments and each Affiliated Subadvisor in the aggregate.
In addition, the Board acknowledged the difficulty in obtaining reliable comparative data about mutual fund managers’ profitability because such information generally is not publicly available and may be impacted by numerous factors, including the structure of a fund manager’s organization, the types of funds it manages, the methodology used to allocate certain fixed costs to specific funds and the manager’s capital structure and costs of capital.
In evaluating the costs of the services provided by New York Life Investments and each Affiliated Subadvisor, and profitability of New York Life Investments and its affiliates, including each Affiliated Subadvisor, due to their relationships with the applicable Portfolio(s), the Board considered, among other factors, New York Life Investments’ and its affiliates’, including each Affiliated Subadvisor’s, continuing investments in, or willingness to invest in, personnel and other resources that may support and further enhance the management of such Portfolio(s), and that New York Life Investments is responsible for paying the subadvisory fee for such Portfolio(s).  The Board also considered the financial resources of New York Life Investments and each Affiliated Subadvisor and acknowledged that New York Life Investments and each Affiliated Subadvisor must be in a position to recruit and retain experienced professional personnel and to maintain a strong financial position for New York Life Investments and each Affiliated Subadvisor to continue to provide high-quality services to the applicable Portfolio(s).  The Board recognized that each Portfolio benefits from the allocation of certain fixed costs among the funds in the New York Life Investments Group of Funds, among other expected benefits resulting from its relationship with New York Life Investments.
The Board considered information regarding New York Life Investments’ methodology for calculating profitability and allocating costs provided by New York Life Investments in connection with the fund profitability analysis presented to the Board.  The Board concluded that New York Life Investments’ methods for allocating costs and procedures for estimating overall profitability of the relationship with the funds in the New York Life Investments Group of Funds were reasonable.  The Board recognized the difficulty in calculating and evaluating a manager’s profitability with respect to each Portfolio and considered that other profitability methodologies may also be reasonable.
The Board also considered certain fall-out benefits that may be realized by New York Life Investments and its affiliates, including each Affiliated Subadvisor, due to their relationships with the applicable Portfolio(s), including reputational and other indirect benefits.  The Board recognized, for example, the benefits to certain Affiliated Subadvisors from legally permitted “soft-dollar” arrangements by which brokers provide research and other services to each such Affiliated Subadvisor in exchange for commissions paid by the applicable Portfolio(s) with respect to trades in such Portfolio(s)’s portfolio securities.  In addition, except with respect to the NYLI VP U.S. Government Money Market Portfolio, the Board considered its review of the management agreement for a money market fund advised by New York Life Investments and an Affiliated Subadvisor that serves as an investment option for each Portfolio, including the potential rationale for and costs associated with investments in this money market fund by each Portfolio, if any, and considered information from New York Life Investments that the nature and type of specific
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investment advisory services provided to this money market fund are distinct from, or in addition to, the investment advisory services provided to each Portfolio.  In addition, the Board considered the potential dividend received tax deduction for insurance company affiliates of New York Life Investments from each Portfolio’s securities lending activity.
The Board noted that each Portfolio serves as an investment option primarily under variable contracts issued by affiliates of New York Life Investments that would receive fees under those contracts.  The Board observed that, in addition to fees earned by New York Life Investments under the Management Agreement for managing each Portfolio, New York Life Investments’ affiliates also earn revenues from serving each Portfolio in various other capacities, including as each Portfolio’s distributor, and insurance companies affiliated with New York Life Investments would be entitled to receive fees from each applicable Portfolio under a distribution and service plan adopted pursuant to Rule 12b-1 under the 1940 Act.  The Board considered information about these other revenues in the context of the profitability of the relationship with each Portfolio to New York Life Investments and its affiliates.  The Board noted that, although it assessed the overall profitability of the relationship with each Portfolio to New York Life Investments and its affiliates as part of the contract review process, when considering the reasonableness of the fee paid to New York Life Investments under the Management Agreement, the Board considered the profitability of New York Life Investments’ relationship with each Portfolio on a pre-tax basis and without regard to distribution expenses incurred by New York Life Investments from its own resources.
After evaluating the information deemed relevant by the Trustees, the Board concluded that any profits realized by New York Life Investments and its affiliates, including each Affiliated Subadvisor, due to their relationships with the applicable Portfolio(s) were not excessive and other expected benefits that may accrue to New York Life Investments and its affiliates, including each Affiliated Subadvisor, are reasonable.
Portfolios with one or more Unaffiliated Subadvisors (except for the NYLI VP Dimensional U.S. Equity Portfolio and NYLI VP Schroders Mid Cap Opportunities Portfolio)
The Board considered the costs of the services provided under each of the Advisory Agreements.  The Board also considered the profitability of New York Life Investments and its affiliates and each Unaffiliated Subadvisor due to their relationships with the applicable Portfolio(s) as well as of New York Life Investments and its affiliates due to their relationships with the New York Life Investments Group of Funds.  With respect to the profitability of each Unaffiliated Subadvisor’s relationship with the applicable Portfolio(s), the Board considered information from New York Life Investments that each Unaffiliated Subadvisor’s subadvisory fee reflected an arm’s-length negotiation and that this fee is paid by New York Life Investments, not the applicable Portfolio(s), and the relevance of each Unaffiliated Subadvisor’s profitability was considered by the Trustees in that context.  On this basis, the Board primarily considered the costs and profitability for New York Life Investments and its affiliates with respect to the applicable Portfolio(s).
In addition, the Board acknowledged the difficulty in obtaining reliable comparative data about mutual fund managers’ profitability because such information generally is not publicly available and may be impacted by numerous factors, including the structure of a fund manager’s organization, the types of funds it manages, the methodology used to allocate certain fixed costs to specific funds and the manager’s capital structure and costs of capital.
In evaluating the costs of the services provided by New York Life Investments and each Unaffiliated Subadvisor, and profitability of New York Life Investments and its affiliates and each Unaffiliated Subadvisor due to their relationships with the applicable Portfolio(s), the Board considered, among other factors, New York Life Investments’ and its affiliates’ and each Unaffiliated Subadvisor’s continuing investments in, or willingness to invest in, personnel and other resources that may support and further enhance the management of such Portfolio(s), and that New York Life Investments is responsible for paying the subadvisory fee for such Portfolio(s).  The Board also considered the financial resources of New York Life Investments and each Unaffiliated Subadvisor and acknowledged that New York Life Investments and each Unaffiliated Subadvisor must be in a position to recruit and retain experienced professional personnel and to maintain a strong financial position for New York Life Investments and the Unaffiliated Subadvisor to continue to provide high-quality services to the applicable Portfolio(s).  The Board recognized that each Portfolio benefits from the allocation of certain fixed costs among the funds in the New York Life Investments Group of Funds, among other expected benefits resulting from its relationship with New York Life Investments.
The Board considered information regarding New York Life Investments’ methodology for calculating profitability and allocating costs provided by New York Life Investments in connection with the fund profitability analysis presented to the Board.  The Board concluded that New York Life Investments’ methods for allocating costs and procedures for estimating overall profitability of the relationship with the funds in the New York Life Investments Group of Funds were reasonable.  The Board recognized the difficulty in calculating and evaluating a manager’s profitability with respect to each Portfolio and considered that other profitability methodologies may also be reasonable.
The Board also considered certain fall-out benefits that may be realized by New York Life Investments and its affiliates and each Unaffiliated Subadvisor and its affiliates due to their relationships with the applicable Portfolio(s), including reputational and other indirect benefits.  The Board recognized, for example, the benefits to certain Unaffiliated Subadvisors from legally permitted “soft-dollar” arrangements by which brokers provide research and other services to each such Unaffiliated Subadvisor in exchange for commissions paid by the applicable Portfolio(s) with respect to trades in such Portfolio(s)’s portfolio securities.  In this regard, the Board also requested and considered information from New York Life Investments concerning other material business relationships between each Unaffiliated Subadvisor and its affiliates and New York Life Investments and its affiliates. The Board further considered the existence of a strategic partnership between New York Life Investments and each of
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CBRE Investment Management Listed Real Assets LLC, Epoch Investment Partners, Inc., PineStone Asset Management Inc., Wellington Management Company LLP and Winslow Capital Management, LLC that relates to certain current and future products and represents a potential conflict of interest associated with New York Life Investments’ recommendation to approve the continuation of the applicable Subadvisory Agreements. In addition, the Board considered its review of the management agreement for a money market fund advised by New York Life Investments and an Affiliated Subadvisor that serves as an investment option for each Portfolio, including the potential rationale for and costs associated with investments in this money market fund by each Portfolio, if any, and considered information from New York Life Investments that the nature and type of specific investment advisory services provided to this money market fund are distinct from, or in addition to, the investment advisory services provided to each Portfolio.  In addition, the Board considered the potential dividend received tax deduction for insurance company affiliates of New York Life Investments from each Portfolio’s securities lending activity.
The Board noted that each Portfolio serves as an investment option primarily under variable contracts issued by affiliates of New York Life Investments that would receive fees under those contracts.  The Board observed that, in addition to fees earned by New York Life Investments under the Management Agreement for managing each Portfolio, New York Life Investments’ affiliates also earn revenues from serving each Portfolio in various other capacities, including as each Portfolio’s distributor, and insurance companies affiliated with New York Life Investments would be entitled to receive fees from each Portfolio under a distribution and service plan adopted pursuant to Rule 12b-1 under the 1940 Act.  The Board considered information about these other revenues in the context of the profitability of the relationship with each Portfolio to New York Life Investments and its affiliates.  The Board noted that, although it assessed the overall profitability of the relationship with each Portfolio to New York Life Investments and its affiliates as part of the contract review process, when considering the reasonableness of the fee paid to New York Life Investments under the Management Agreement, the Board considered the profitability of New York Life Investments’ relationship with each Portfolio on a pre-tax basis and without regard to distribution expenses incurred by New York Life Investments from its own resources.
After evaluating the information deemed relevant by the Trustees, the Board concluded that any profits realized by New York Life Investments and its affiliates due to their relationships with the applicable Portfolio(s) were not excessive, other expected benefits that may accrue to New York Life Investments and its affiliates are reasonable and other expected benefits that may accrue to each Unaffiliated Subadvisor and its affiliates are consistent with those expected for a subadvisor to a mutual fund.  With respect to each Unaffiliated Subadvisor, the Board considered that any profits realized by such Unaffiliated Subadvisor due to its relationship with the applicable Portfolio(s) are the result of arm’s-length negotiations between New York Life Investments and such Unaffiliated Subadvisor, acknowledging that any such profits are based on the subadvisory fee paid to such Unaffiliated Subadvisor by New York Life Investments, not the applicable Portfolio(s).
Allocation Portfolios, NYLI VP Dimensional U.S. Equity Portfolio, NYLI VP Hedge Multi-Strategy Portfolio, NYLI VP Schroders Mid Cap Opportunities Portfolio and NYLI VP S&P 500 Index Portfolio
The Board considered the costs of the services provided under the Management Agreement.  The Board also considered the profitability of New York Life Investments and its affiliates due to their relationships with each Portfolio as well as of New York Life Investments and its affiliates due to their relationships with the New York Life Investments Group of Funds.
In addition, the Board acknowledged the difficulty in obtaining reliable comparative data about mutual fund managers’ profitability because such information generally is not publicly available and may be impacted by numerous factors, including the structure of a fund manager’s organization, the types of funds it manages, the methodology used to allocate certain fixed costs to specific funds and the manager’s capital structure and costs of capital.
In evaluating the costs of the services provided by New York Life Investments, and profitability of New York Life Investments and its affiliates due to their relationships with each Portfolio, the Board considered, among other factors, New York Life Investments’ and its affiliates’ continuing investments in, or willingness to invest in, personnel and other resources that may support and further enhance the management of each Portfolio.  The Board also considered the financial resources of New York Life Investments and acknowledged that New York Life Investments must be in a position to recruit and retain experienced professional personnel and to maintain a strong financial position for New York Life Investments to continue to provide high-quality services to each Portfolio.  The Board recognized that each Portfolio benefits from the allocation of certain fixed costs among the funds in the New York Life Investments Group of Funds, among other expected benefits resulting from its relationship with New York Life Investments.
The Board considered information regarding New York Life Investments’ methodology for calculating profitability and allocating costs provided by New York Life Investments in connection with the fund profitability analysis presented to the Board.  The Board concluded that New York Life Investments’ methods for allocating costs and procedures for estimating overall profitability of the relationship with the funds in the New York Life Investments Group of Funds were reasonable.  The Board recognized the difficulty in calculating and evaluating a manager’s profitability with respect to each Portfolio and considered that other profitability methodologies may also be reasonable.
The Board also considered certain fall-out benefits that may be realized by New York Life Investments and its affiliates due to their relationships with each Portfolio, including reputational and other indirect benefits.  In addition, the Board considered its review of the management agreement for a money market fund advised by New York Life Investments and an Affiliated Subadvisor that serves as an investment option for each
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Portfolio, including the potential rationale for and costs associated with investments in this money market fund by each Portfolio, if any, and considered information from New York Life Investments that the nature and type of specific investment advisory services provided to this money market fund are distinct from, or in addition to, the investment advisory services provided to each Portfolio.  In addition, the Board considered the potential dividend received tax deduction for insurance company affiliates of New York Life Investments from each Portfolio’s securities lending activity.
The Board noted that each Portfolio serves as an investment option primarily under variable contracts issued by affiliates of New York Life Investments that would receive fees under those contracts.  The Board observed that, in addition to fees earned by New York Life Investments under the Management Agreement for managing each Portfolio, New York Life Investments’ affiliates also earn revenues from serving each Portfolio in various other capacities, including as each Portfolio’s distributor, and insurance companies affiliated with New York Life Investments would be entitled to receive fees from each Portfolio under a distribution and service plan adopted pursuant to Rule 12b-1 under the 1940 Act.  The Board considered information about these other revenues in the context of the profitability of the relationship with each Portfolio to New York Life Investments and its affiliates.  The Board noted that, although it assessed the overall profitability of the relationship with each Portfolio to New York Life Investments and its affiliates as part of the contract review process, when considering the reasonableness of the fee paid to New York Life Investments under the Management Agreement, the Board considered the profitability of New York Life Investments’ relationship with each Portfolio on a pre-tax basis and without regard to distribution expenses incurred by New York Life Investments from its own resources.
The Board noted that the Allocation Portfolios do not pay a management fee for the allocation and other management services provided by New York Life Investments under the Management Agreement but that shareholders of the Allocation Portfolios indirectly pay their pro rata share of the fees and expenses of the underlying funds in which the Allocation Portfolios invest.  The Board considered that the Allocation Portfolios’ investments in underlying funds managed by New York Life Investments or its affiliates indirectly benefit New York Life Investments or its affiliates.  The Board noted that it considers the profits realized by New York Life Investments and its affiliates with respect to the underlying New York Life Investments Funds as part of the annual contract review process for those funds.
After evaluating the information deemed relevant by the Trustees, the Board concluded that any profits realized by New York Life Investments and its affiliates due to their relationships with each Portfolio were not excessive.
Management and Subadvisory Fees and Total Ordinary Operating Expenses
The Board evaluated the reasonableness of the fee paid under each of the Advisory Agreements and each Portfolio’s total ordinary operating expenses.  With respect to the management fee and subadvisory fee for each Portfolio with one of more Subadvisors, the Board primarily considered the reasonableness of the management fee paid by the Portfolio to New York Life Investments because the subadvisory fee paid to each Subadvisor is paid by New York Life Investments, not the Portfolio.  The Board also considered the reasonableness of the subadvisory fee paid by New York Life Investments and the amount of the management fee retained by New York Life Investments with respect to each Portfolio with one or more Subadvisors.
In assessing the reasonableness of each Portfolio’s fees and expenses, the Board primarily considered comparative data provided by ISS on the fees and expenses of similar mutual funds managed by other investment advisers.  The Board considered New York Life Investments’ process for monitoring and addressing potential conflicts of interest in the selection of underlying funds.  In addition, the Board considered information provided by New York Life Investments and each Subadvisor on fees charged to other investment advisory clients, including institutional separate accounts and/or other funds, that follow investment strategies similar to those of the applicable Portfolio(s), if any.  The Board considered the contractual management fee schedule for each Portfolio as compared to those for such other investment advisory clients, taking into account the rationale for differences in fee schedules.  The Board also took into account information provided by New York Life Investments about the more extensive scope of services provided to registered investment companies, such as each Portfolio, as compared with other investment advisory clients.  Additionally, the Board considered the impact of contractual breakpoints, voluntary waivers and/or expense limitation arrangements, as applicable, on each Portfolio’s net management fee and expenses.  The Board also considered that in proposing fees for each Portfolio, New York Life Investments considers the competitive marketplace for mutual funds.
The Board also took into account the following considerations with respect to certain Portfolios:
1. With respect to the NYLI VP CBRE Global Infrastructure Portfolio, the Board considered its discussions with representatives from New York Life Investments regarding the total net expenses paid by the Portfolio.
2. With respect to the NYLI VP Winslow Large Cap Growth Portfolio, the Board considered its discussions with representatives from New York Life Investments regarding the management fee paid by the Portfolio.
3. With respect to the NYLI VP Hedge Multi-Strategy Portfolio, the Board considered its discussions with representatives from New York Life Investments regarding the management fee paid by the Portfolio.
Because the Allocation Portfolios do not pay a management fee to New York Life Investments, the Board considered the reasonableness of fees and expenses the Allocation Portfolios indirectly pay by investing in underlying funds that charge a management fee.  Additionally, because the Allocation Portfolios invest substantially all their assets in other funds advised by New York Life Investments or its affiliates, the Board also considered information provided by New York Life Investments regarding the fees and expenses associated with the Allocation Portfolios’
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investments in other funds, including New York Life Investments’ finding that the applicable Allocation Portfolio’s fees and expenses do not duplicate the fees and expenses of the corresponding acquired fund (when required by Rule 12d1-4 under the 1940 Act).   Because the NYLI VP Hedge Multi-Strategy Portfolio invests primarily in ETFs, the Board also considered information provided by New York Life Investments regarding the fees and expenses associated with the Portfolio’s investments in ETFs, including New York Life Investments’ finding that the Portfolio’s fees and expenses do not duplicate the fees and expenses of the corresponding acquired ETF (when required by Rule 12d1-4 under the 1940 Act).
Additionally, with respect to the NYLI VP MacKay Convertible Portfolio, the Board noted that NYLIM Service Company LLC, an affiliate of New York Life Investments, serves as the transfer agent and dividend disbursing agent for the Service Class and Service 2 Class Shares of the Portfolio but that the Service Class and Service 2 Class Shares do not incur any fees for these services.
The Board further noted that, in certain prior years, New York Life Investments had provided support to the NYLI VP Government U.S. Money Market Portfolio in the form of voluntary waivers and/or reimbursements of fees and expenses in order to maintain a positive yield.
Based on the factors outlined above, among other considerations, the Board concluded that each Portfolio’s management fee and total ordinary operating expenses are within a range that is competitive and support a conclusion that these fees and expenses are reasonable.
Economies of Scale
The Board considered information regarding economies of scale, including whether economies of scale may exist with respect to each Portfolio and whether each Portfolio’s management fee and expense structure permits economies of scale, if any, to be appropriately shared with each Portfolio’s shareholders.  The Board also considered a report from New York Life Investments, previously prepared at the request of the Board, that addressed economies of scale, including with respect to the mutual fund business generally, and the various ways in which the benefits of economies of scale may be shared with the funds in the New York Life Investments Group of Funds.  Although the Board recognized the difficulty of determining economies of scale with precision, the Board acknowledged that economies of scale may be shared with each Portfolio in a number of ways, including, for example, through the imposition of fee breakpoints, initially setting management fee rates at scale or making additional investments to enhance the services provided to each Portfolio.  The Board reviewed information from New York Life Investments showing how each Portfolio’s management fee schedule compared to fee schedules of other funds and accounts managed by New York Life Investments.  The Board also reviewed information from ISS showing how each Portfolio’s management fee schedule compared with fees paid for similar services by peer funds at varying asset levels.  The Board noted that the Allocation Portfolios do not pay a management fee and that the Board separately considers economies of scale as part of its review of the management agreements of underlying New York Life Investments Funds in which the Allocation Portfolios invest and the benefit of any breakpoints in the management fee schedules for the underlying New York Life Investments Funds would pass through to shareholders of the Allocation Portfolios at the specified levels of underlying New York Life Investments Fund assets.
Based on this information, the Board concluded that economies of scale, if any, are appropriately shared for the benefit of each Portfolio’s shareholders through the Portfolio’s management fee and expense structure and other methods to share benefits from economies of scale.
Conclusion
On the basis of the information and factors summarized above, among other information and factors deemed relevant by the Trustees, and the evaluation thereof on a Portfolio-by-Portfolio basis, the Board, including the Independent Trustees voting separately, unanimously voted to approve the continuation of each of the Advisory Agreements for each applicable Portfolio.
1    Candriam, MacKay Shields LLC and NYL Investors LLC are referred to herein as the “Affiliated Subadvisors.” American Century Investment Management, Inc., Brown Advisory LLC, CBRE Investment Management Listed Real Assets LLC, Epoch Investment Partners, Inc., FIAM LLC, Janus Henderson Investors US LLC, Newton Investment Management North America, LLC, Pacific Investment Management Company LLC, PineStone Asset Management Inc., Segall Bryant & Hamill, LLC, Wellington Management Company LLP and Winslow Capital Management, LLC are referred to herein as the “Unaffiliated Subadvisors.”
“New York Life Investments” is both a service mark, and the common trade name, of certain investment advisors affiliated with New York Life Insurance Company. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
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NYLI VP Small Cap Growth Portfolio
(formerly known as MainStay VP Small Cap Growth Portfolio)

Annual Report - Financial Statements and Other Information
December 31, 2024

Portfolio of Investments December 31, 2024†^
	Shares	Value
Common Stocks 97.0%
Aerospace & Defense 1.9%
Curtiss-Wright Corp.	10,970	$ 3,892,924
Standardaero, Inc. (a)	135,047	3,343,764
Woodward, Inc.	9,623	1,601,459
		8,838,147
Automobile Components 0.7%
Modine Manufacturing Co. (a)	28,139	3,262,154
Banks 2.2%
Bancorp, Inc. (The) (a)	74,079	3,898,778
Prosperity Bancshares, Inc.	85,409	6,435,568
		10,334,346
Beverages 0.5%
Vita Coco Co., Inc. (The) (a)	65,814	2,429,195
Biotechnology 7.9%
Alkermes plc (a)	118,115	3,396,987
Biohaven Ltd. (a)	34,238	1,278,789
Blueprint Medicines Corp. (a)	65,248	5,690,931
Crinetics Pharmaceuticals, Inc. (a)	48,013	2,454,905
Cytokinetics, Inc. (a)	62,961	2,961,685
Denali Therapeutics, Inc. (a)	91,660	1,868,031
Insmed, Inc. (a)	66,980	4,624,299
Krystal Biotech, Inc. (a)	12,223	1,914,855
Neurocrine Biosciences, Inc. (a)	34,464	4,704,336
SpringWorks Therapeutics, Inc. (a)(b)	61,342	2,216,287
Vaxcyte, Inc. (a)	67,937	5,561,323
		36,672,428
Building Products 3.4%
AAON, Inc.	20,056	2,360,190
AZEK Co., Inc. (The) (a)	103,267	4,902,085
CSW Industrials, Inc.	6,680	2,356,704
Simpson Manufacturing Co., Inc.	21,039	3,488,897
Zurn Elkay Water Solutions Corp.	69,277	2,584,032
		15,691,908
Capital Markets 3.4%
DigitalBridge Group, Inc.	128,294	1,447,156
Evercore, Inc., Class A	9,390	2,602,814
Hamilton Lane, Inc., Class A	28,288	4,188,039
Houlihan Lokey, Inc.	29,758	5,167,774
StepStone Group, Inc., Class A	37,320	2,160,082
		15,565,865
	Shares	Value

Chemicals 2.1%
Hawkins, Inc.	15,091	$ 1,851,213
HB Fuller Co.	50,699	3,421,168
Innospec, Inc.	31,922	3,513,335
Quaker Chemical Corp.	5,827	820,209
		9,605,925
Commercial Services & Supplies 6.9%
Casella Waste Systems, Inc., Class A (a)	82,766	8,757,470
Montrose Environmental Group, Inc. (a)	56,531	1,048,650
MSA Safety, Inc.	16,099	2,668,731
OPENLANE, Inc. (a)	80,828	1,603,628
Rentokil Initial plc, Sponsored ADR	128,685	3,258,304
Tetra Tech, Inc.	57,638	2,296,298
Vestis Corp.	88,249	1,344,915
VSE Corp. (b)	28,327	2,693,898
Waste Connections, Inc.	48,759	8,366,069
		32,037,963
Communications Equipment 0.6%
Infinera Corp. (a)(b)	430,769	2,830,152
Construction & Engineering 5.4%
Construction Partners, Inc., Class A (a)	46,306	4,096,229
Everus Construction Group, Inc. (a)	28,508	1,874,401
Fluor Corp. (a)	102,286	5,044,746
Limbach Holdings, Inc. (a)	32,199	2,754,302
Sterling Infrastructure, Inc. (a)	31,028	5,226,667
Valmont Industries, Inc.	18,911	5,799,436
		24,795,781
Construction Materials 0.9%
Knife River Corp. (a)	40,160	4,081,862
Consumer Staples Distribution & Retail 1.9%
Casey's General Stores, Inc.	13,517	5,355,841
Sprouts Farmers Market, Inc. (a)	26,678	3,389,973
		8,745,814
Diversified Consumer Services 3.4%
Bright Horizons Family Solutions, Inc. (a)	90,914	10,077,817
KinderCare Learning Cos., Inc. (a)	117,470	2,090,966
Mister Car Wash, Inc. (a)	457,445	3,334,774
		15,503,557
Diversified Telecommunication Services 0.9%
Cogent Communications Holdings, Inc.	56,673	4,367,788

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
3

Portfolio of Investments December 31, 2024†^ (continued)
	Shares	Value
Common Stocks (continued)
Electronic Equipment, Instruments & Components 2.3%
Littelfuse, Inc.	11,567	$ 2,725,764
Mirion Technologies, Inc. (a)	281,554	4,913,117
Novanta, Inc. (a)	18,551	2,834,036
		10,472,917
Energy Equipment & Services 3.5%
Cactus, Inc., Class A	77,556	4,526,168
ChampionX Corp.	162,577	4,420,468
Oceaneering International, Inc. (a)	122,121	3,184,916
TechnipFMC plc	137,571	3,981,305
		16,112,857
Entertainment 0.8%
Take-Two Interactive Software, Inc. (a)	19,598	3,607,600
Financial Services 0.4%
WEX, Inc. (a)	11,011	1,930,449
Food Products 0.6%
Freshpet, Inc. (a)	20,082	2,974,345
Ground Transportation 0.5%
Saia, Inc. (a)	5,332	2,429,952
Health Care Equipment & Supplies 5.4%
Establishment Labs Holdings, Inc. (a)(b)	87,399	4,026,472
Glaukos Corp. (a)	33,253	4,985,955
Globus Medical, Inc., Class A (a)	33,643	2,782,612
Inari Medical, Inc. (a)	58,578	2,990,407
OrthoPediatrics Corp. (a)	52,493	1,216,788
PROCEPT BioRobotics Corp. (a)	45,344	3,651,099
SI-BONE, Inc. (a)	131,917	1,849,476
Tandem Diabetes Care, Inc. (a)	34,142	1,229,795
TransMedics Group, Inc. (a)(b)	35,344	2,203,698
		24,936,302
Health Care Providers & Services 7.1%
Encompass Health Corp.	52,567	4,854,562
Ensign Group, Inc. (The)	40,009	5,315,596
HealthEquity, Inc. (a)	91,581	8,787,197
LifeStance Health Group, Inc. (a)	185,862	1,369,803
NeoGenomics, Inc. (a)	222,173	3,661,411
Option Care Health, Inc. (a)	90,695	2,104,124
RadNet, Inc. (a)	65,650	4,584,996
Surgery Partners, Inc. (a)	95,242	2,016,273
		32,693,962
	Shares	Value

Health Care Technology 1.1%
Phreesia, Inc. (a)	193,145	$ 4,859,528
Hotels, Restaurants & Leisure 1.7%
Churchill Downs, Inc.	20,006	2,671,601
First Watch Restaurant Group, Inc. (a)	38,169	710,325
Kura Sushi USA, Inc., Class A (a)(b)	25,024	2,266,674
Sweetgreen, Inc., Class A (a)	72,425	2,321,946
		7,970,546
Household Durables 0.8%
Installed Building Products, Inc.	18,047	3,162,737
TopBuild Corp. (a)	2,179	678,410
		3,841,147
Industrial REITs 1.3%
EastGroup Properties, Inc.	16,370	2,627,221
Terreno Realty Corp.	58,722	3,472,819
		6,100,040
Insurance 2.0%
Goosehead Insurance, Inc., Class A (a)	25,544	2,738,828
Kinsale Capital Group, Inc.	4,727	2,198,669
Selective Insurance Group, Inc.	23,180	2,167,794
Skyward Specialty Insurance Group, Inc. (a)	41,371	2,090,890
		9,196,181
IT Services 0.4%
Globant SA (a)	7,984	1,711,929
Life Sciences Tools & Services 1.6%
Bio-Techne Corp.	47,569	3,426,395
Bruker Corp.	71,278	4,178,317
		7,604,712
Machinery 3.1%
Enpro, Inc.	14,929	2,574,506
IDEX Corp.	9,427	1,972,977
John Bean Technologies Corp.	36,836	4,681,856
Kadant, Inc.	5,413	1,867,431
Mueller Water Products, Inc., Class A	81,668	1,837,530
SPX Technologies, Inc. (a)	10,912	1,587,914
		14,522,214
Metals & Mining 0.6%
Materion Corp.	26,863	2,656,214
Oil, Gas & Consumable Fuels 1.3%
Matador Resources Co.	60,032	3,377,400

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
4	NYLI VP Small Cap Growth Portfolio

	Shares	Value
Common Stocks (continued)
Oil, Gas & Consumable Fuels (continued)
Range Resources Corp.	73,831	$ 2,656,440
		6,033,840
Personal Care Products 0.6%
BellRing Brands, Inc. (a)	37,764	2,845,140
Professional Services 1.3%
CBIZ, Inc. (a)	47,093	3,853,620
FTI Consulting, Inc. (a)	11,919	2,278,079
		6,131,699
Semiconductors & Semiconductor Equipment 5.5%
Credo Technology Group Holding Ltd. (a)	46,614	3,132,927
Entegris, Inc.	34,432	3,410,834
Lattice Semiconductor Corp. (a)	32,931	1,865,541
MACOM Technology Solutions Holdings, Inc. (a)	22,926	2,978,317
Onto Innovation, Inc. (a)	12,919	2,153,210
PDF Solutions, Inc. (a)	53,633	1,452,381
Power Integrations, Inc.	33,808	2,085,953
SiTime Corp. (a)	31,956	6,855,521
Veeco Instruments, Inc. (a)	61,625	1,651,550
		25,586,234
Software 9.7%
Alkami Technology, Inc. (a)	71,268	2,614,110
BlackLine, Inc. (a)	27,371	1,663,062
Box, Inc., Class A (a)	118,750	3,752,500
CCC Intelligent Solutions Holdings, Inc. (a)	499,653	5,860,930
Clear Secure, Inc., Class A	60,425	1,609,722
Clearwater Analytics Holdings, Inc., Class A (a)	104,476	2,875,179
Descartes Systems Group, Inc. (The) (a)	40,591	4,611,138
Dynatrace, Inc. (a)	115,231	6,262,805
Freshworks, Inc., Class A (a)	125,158	2,023,805
Guidewire Software, Inc. (a)	15,139	2,552,133
JFrog Ltd. (a)	62,425	1,835,919
Procore Technologies, Inc. (a)	50,429	3,778,645
PROS Holdings, Inc. (a)	85,730	1,882,631
ServiceTitan, Inc., Class A (a)	2,197	226,005
Sprout Social, Inc., Class A (a)	64,489	1,980,457
Workiva, Inc. (a)	11,920	1,305,240
		44,834,281
Specialty Retail 0.8%
Boot Barn Holdings, Inc. (a)	25,608	3,887,807
	Shares	Value

Trading Companies & Distributors 2.5%
Applied Industrial Technologies, Inc.	12,273	$ 2,939,015
FTAI Aviation Ltd.	22,555	3,248,822
SiteOne Landscape Supply, Inc. (a)	42,302	5,574,135
		11,761,972
Total Common Stocks (Cost $379,654,729)		449,464,753
Short-Term Investments 4.7%
Affiliated Investment Company 2.9%
NYLI U.S. Government Liquidity Fund, 4.309% (c)	13,350,089	13,350,089
Unaffiliated Investment Companies 1.8%
BlackRock Liquidity FedFund, 4.455% (c)(d)	2,000,000	2,000,000
Dreyfus Treasury Obligations Cash Management Fund, 4.458% (c)(d)	1,000,000	1,000,000
Invesco Government & Agency Portfolio, 4.478% (c)(d)	5,405,228	5,405,228
		8,405,228
Total Short-Term Investments (Cost $21,755,317)		21,755,317
Total Investments (Cost $401,410,046)	101.7%	471,220,070
Other Assets, Less Liabilities	(1.7)	(7,865,828)
Net Assets	100.0%	$ 463,354,242

†	Percentages indicated are based on Portfolio net assets.
^	Industry classifications may be different than those used for compliance monitoring purposes.
(a)	Non-income producing security.
(b)	All or a portion of this security was held on loan. As of December 31, 2024, the aggregate market value of securities on loan was $11,606,003; the total market value of collateral held by the Portfolio was $11,904,950. The market value of the collateral held included non-cash collateral in the form of U.S. Treasury securities with a value of $3,499,722. The Portfolio received cash collateral with a value of $8,405,228. (See Note 2(G))
(c)	Current yield as of December 31, 2024.
(d)	Represents a security purchased with cash collateral received for securities on loan.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
5

Portfolio of Investments December 31, 2024†^ (continued)
Investments in Affiliates (in 000's)
Investments in issuers considered to be affiliate(s) of the Portfolio during the year ended December 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Investment Companies	Value, Beginning of Year	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Year	Dividend Income	Other Distributions	Shares End of Year
NYLI U.S. Government Liquidity Fund	$ 16,936	$ 150,003	$ (153,589)	$ —	$ —	$ 13,350	$ 791	$ —	13,350
Abbreviation(s):
ADR—American Depositary Receipt
REIT—Real Estate Investment Trust
The following is a summary of the fair valuations according to the inputs used as of December 31, 2024, for valuing the Portfolio’s assets:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Common Stocks	$ 449,464,753	$ —	$ —	$ 449,464,753
Short-Term Investments
Affiliated Investment Company	13,350,089	—	—	13,350,089
Unaffiliated Investment Companies	8,405,228	—	—	8,405,228
Total Short-Term Investments	21,755,317	—	—	21,755,317
Total Investments in Securities	$ 471,220,070	$ —	$ —	$ 471,220,070

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
6	NYLI VP Small Cap Growth Portfolio

Statement of Assets and Liabilities as of December 31, 2024
Assets
Investment in unaffiliated securities, at value (identified cost $388,059,957) including securities on loan of $11,606,003	$457,869,981
Investment in affiliated investment companies, at value (identified cost $13,350,089)	13,350,089
Cash	1,234
Receivables:
Portfolio shares sold	1,073,596
Dividends	197,014
Securities lending	4,364
Other assets	2,578
Total assets	472,498,856
Liabilities
Cash collateral received for securities on loan	8,405,228
Payables:
Manager (See Note 3)	331,991
Portfolio shares redeemed	266,659
Investment securities purchased	71,330
Professional fees	30,815
NYLIFE Distributors (See Note 3)	30,093
Custodian	7,250
Shareholder communication	756
Trustees	97
Accrued expenses	395
Total liabilities	9,144,614
Net assets	$463,354,242
Composition of Net Assets
Shares of beneficial interest outstanding (par value of $.001 per share) unlimited number of shares authorized	$39,622
Additional paid-in-capital	365,046,815
365,086,437
Total distributable earnings (loss)	98,267,805
Net assets	$463,354,242
Initial Class
Net assets applicable to outstanding shares	$327,121,976
Shares of beneficial interest outstanding	27,488,183
Net asset value per share outstanding	$11.90
Service Class
Net assets applicable to outstanding shares	$136,232,266
Shares of beneficial interest outstanding	12,134,112
Net asset value per share outstanding	$11.23

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
7

Statement of Operations for the year ended December 31, 2024
Investment Income (Loss)
Income
Dividends-unaffiliated (net of foreign tax withholding of $12,872)	$1,809,821
Dividends-affiliated	790,612
Securities lending, net	73,434
Total income	2,673,867
Expenses
Manager (See Note 3)	3,681,046
Distribution/Service—Service Class (See Note 3)	336,855
Professional fees	90,437
Shareholder communication	33,217
Custodian	28,717
Trustees	10,618
Miscellaneous	19,942
Total expenses	4,200,832
Net investment income (loss)	(1,526,965)
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on unaffiliated investments	32,889,683
Net change in unrealized appreciation (depreciation) on unaffiliated investments	13,400,849
Net realized and unrealized gain (loss)	46,290,532
Net increase (decrease) in net assets resulting from operations	$44,763,567
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
8	NYLI VP Small Cap Growth Portfolio

Statements of Changes in Net Assets
for the years ended December 31, 2024 and December 31, 2023
	2024	2023
Increase (Decrease) in Net Assets
Operations:
Net investment income (loss)	$(1,526,965)	$(797,312)
Net realized gain (loss)	32,889,683	(1,715,872)
Net change in unrealized appreciation (depreciation)	13,400,849	65,684,810
Net increase (decrease) in net assets resulting from operations	44,763,567	63,171,626
Distributions to shareholders:
Initial Class	—	(1,034,891)
Service Class	—	(486,364)
Total distributions to shareholders	—	(1,521,255)
Capital share transactions:
Net proceeds from sales of shares	64,781,838	43,230,420
Net asset value of shares issued to shareholders in reinvestment of distributions	—	1,521,255
Cost of shares redeemed	(89,044,200)	(100,715,035)
Increase (decrease) in net assets derived from capital share transactions	(24,262,362)	(55,963,360)
Net increase (decrease) in net assets	20,501,205	5,687,011
Net Assets
Beginning of year	442,853,037	437,166,026
End of year	$463,354,242	$442,853,037
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
9

Financial Highlights selected per share data and ratios
	Year Ended December 31,
Initial Class	2024	2023	2022	2021	2020
Net asset value at beginning of year	$10.78	$9.37	$17.53	$18.16	$13.31
Net investment income (loss) (a)	(0.03)	(0.01)	(0.05)	(0.11)	(0.06)
Net realized and unrealized gain (loss)	1.15	1.46	(4.74)	1.98	5.36
Total from investment operations	1.12	1.45	(4.79)	1.87	5.30
Less distributions:
From net realized gain on investments	—	(0.04)	(3.37)	(2.50)	(0.45)
Net asset value at end of year	$11.90	$10.78	$9.37	$17.53	$18.16
Total investment return (b)	10.41%	15.51%	(26.49)%	10.31%	40.48%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	(0.26)%	(0.11)%	(0.37)%	(0.56)%	(0.41)%
Net expenses (c)	0.85%	0.84%	0.85%	0.84%(d)	0.85%(d)
Portfolio turnover rate	40%	26%	39%	32%	101%
Net assets at end of year (in 000's)	$327,122	$308,540	$320,091	$395,321	$422,200

(a)	Per share data based on average shares outstanding during the year.
(b)	Total return does not reflect any deduction of sales charges, mortality and expense charges, contract charges or administrative charges.
(c)	In addition to the fees and expenses which the Portfolio bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.
(d)	Expense waiver/reimbursement less than 0.01%.

	Year Ended December 31,
Service Class	2024	2023	2022	2021	2020
Net asset value at beginning of year	$10.19	$8.88	$16.91	$17.64	$12.97
Net investment income (loss) (a)	(0.05)	(0.03)	(0.08)	(0.15)	(0.09)
Net realized and unrealized gain (loss)	1.09	1.38	(4.58)	1.92	5.21
Total from investment operations	1.04	1.35	(4.66)	1.77	5.12
Less distributions:
From net realized gain on investments	—	(0.04)	(3.37)	(2.50)	(0.45)
Net asset value at end of year	$11.23	$10.19	$8.88	$16.91	$17.64
Total investment return (b)	10.13%	15.22%	(26.67)%	10.03%	40.13%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	(0.51)%	(0.36)%	(0.63)%	(0.81)%	(0.66)%
Net expenses (c)	1.10%	1.09%	1.10%	1.09%(d)	1.10%(d)
Portfolio turnover rate	40%	26%	39%	32%	101%
Net assets at end of year (in 000's)	$136,232	$134,313	$117,075	$173,558	$154,543

(a)	Per share data based on average shares outstanding during the year.
(b)	Total return does not reflect any deduction of sales charges, mortality and expense charges, contract charges or administrative charges.
(c)	In addition to the fees and expenses which the Portfolio bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.
(d)	Expense waiver/reimbursement less than 0.01%.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
10	NYLI VP Small Cap Growth Portfolio

Notes to Financial Statements
Note 1–Organization and Business
New York Life Investments VP Funds Trust (the “Fund”) (formerly known as MainStay VP Funds Trust) was organized as a Delaware statutory trust on February 1, 2011. The Fund is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Fund is comprised of thirty-three separate series (collectively referred to as the “Portfolios”). These financial statements and notes relate to the NYLI VP Small Cap Growth Portfolio (formerly known as MainStay VP Small Cap Growth Portfolio) (the "Portfolio"), a "diversified” portfolio, as that term is defined in the 1940 Act, as interpreted or modified by regulatory authorities having jurisdiction, from time to time.
Shares of the Portfolio are currently offered to certain separate accounts to fund variable annuity policies and variable universal life insurance policies issued by New York Life Insurance and Annuity Corporation (“NYLIAC”), a wholly-owned subsidiary of New York Life Insurance Company (“New York Life”) and may also be offered to fund variable annuity policies and variable universal life insurance policies issued by other insurance companies. NYLIAC allocates shares of the Portfolio to, among others, certain NYLIAC separate accounts. Shares of the Portfolio are also offered to the NYLI VP Conservative Allocation Portfolio, NYLI VP Moderate Allocation Portfolio, NYLI VP Growth Allocation Portfolio and NYLI VP Equity Allocation Portfolio, which operate as “funds-of-funds," and other variable insurance funds.
The following table lists the Portfolio's share classes that have been registered and commenced operations:
Class	Commenced Operations
Initial Class	February 17, 2012
Service Class	February 17, 2012
Shares of the Portfolio are offered and are redeemed at a price equal to their respective net asset value (“NAV”) per share. No sales or redemption charge is applicable to the purchase or redemption of the Portfolio's shares. Under the terms of the Fund’s multiple class plan, adopted pursuant to Rule 18f-3 under the 1940 Act, the classes differ in that, among other things, Service Class shares of the Portfolio pay a combined distribution and service fee of 0.25% of average daily net assets attributable to Service Class shares of the Portfolio to the Distributor (as defined in Note 3(B)) pursuant to a plan adopted in accordance with Rule 12b-1 under the 1940 Act. Contract owners of variable annuity contracts purchased after June 2, 2003, are permitted to invest only in the Service Class shares.
The Portfolio's investment objective is to seek long-term capital appreciation.
In this reporting period, the Portfolio adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures ("ASU 2023-07"). Adoption of the new standard impacted financial statement disclosures only and did not affect the Portfolio's financial position or its results of operations. The intent of
ASU 2023-07 is, through improved segment disclosures, to enable investors to better understand an entity's overall performance and to assess its potential future cash flows. NYLI Disclosure Committee ("Committee") acts as the Portfolio's chief operating decision maker assessing performance and making decisions about resource allocation. The Committee has determined that the Portfolio has a single operating segment based on the fact that the Committee monitors the operating results of the Portfolio as a whole and the Portfolio's long-term strategic asset allocation is pre-determined in accordance with the terms of its respective prospectus, based on a defined investment strategy which is executed by the Portfolio's portfolio managers as a team. The financial information provided to and reviewed by the Committee is consistent with that presented in the Portfolio's Portfolio of Investments, Statement of Changes in Net Assets and Financial Highlights.
Note 2–Significant Accounting Policies
The Portfolio is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services—Investment Companies. The Portfolio prepares its financial statements in accordance with generally accepted accounting principles (“GAAP”) in the United States of America and follows the significant accounting policies described below.
(A) Securities Valuation.  Investments are usually valued as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time) on each day the Portfolio is open for business ("valuation date").
Pursuant to Rule 2a-5 under the 1940 Act, the Board of Trustees of the Fund (the "Board") has designated New York Life Investment Management LLC (“New York Life Investments” or the "Manager") as its Valuation Designee (the "Valuation Designee"). The Valuation Designee is responsible for performing fair valuations relating to all investments in the Portfolio’s portfolio for which market quotations are not readily available; periodically assessing and managing material valuation risks; establishing and applying fair value methodologies; testing fair valuation methodologies; evaluating and overseeing pricing services; ensuring appropriate segregation of valuation and portfolio management functions; providing quarterly, annual and prompt reporting to the Board, as appropriate; identifying potential conflicts of interest; and maintaining appropriate records. The Valuation Designee has established a valuation committee ("Valuation Committee") to assist in carrying out the Valuation Designee’s responsibilities and establish prices of securities for which market quotations are not readily available. The Portfolio's and the Valuation Designee's policies and procedures ("Valuation Procedures") govern the Valuation Designee’s selection and application of methodologies for determining and calculating the fair value of Portfolio investments. The Valuation Designee may value the Portfolio's portfolio securities for which market quotations are not readily available and other Portfolio assets utilizing inputs from pricing services and other third-party sources. The Valuation Committee meets (in person, via electronic mail or

11

Notes to Financial Statements (continued)
via teleconference) on an ad-hoc basis to determine fair valuations and on a quarterly basis to review fair value events with respect to certain securities for which market quotations are not readily available, including valuation risks and back-testing results, and to preview reports to the Board.
The Valuation Committee establishes prices of securities for which market quotations are not readily available based on such methodologies and measurements on a regular basis after considering information that is reasonably available and deemed relevant by the Valuation Committee. The Board shall oversee the Valuation Designee and review fair valuation materials on a prompt, quarterly and annual basis and approve proposed revisions to the Valuation Procedures.
Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to the Valuation Procedures. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the Portfolio can access at the measurement date, provided that a quotation will not be readily available if it is not reliable. "Fair value" is defined as the price the Portfolio would reasonably expect to receive upon selling an asset or liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the asset or liability. Fair value measurements are determined within a framework that establishes a three-tier hierarchy that maximizes the use of observable market data and minimizes the use of unobservable inputs to establish a classification of fair value measurements for disclosure purposes. "Inputs" refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, such as the risk inherent in a particular valuation technique used to measure fair value using a pricing model and/or the risk inherent in the inputs for the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions market participants would use in pricing the asset or liability based on the information available. The inputs or methodology used for valuing assets or liabilities may not be an indication of the risks associated with investing in those assets or liabilities. The three-tier hierarchy of inputs is summarized below.
•	Level 1—quoted prices (unadjusted) in active markets for an identical asset or liability
•	Level 2—other significant observable inputs (including quoted prices for a similar asset or liability in active markets, interest rates and yield curves, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio's own assumptions about the assumptions that market participants would use in measuring fair value of an asset or liability)
The level of an asset or liability within the fair value hierarchy is based on the lowest level of an input, both individually and in the aggregate, that is significant to the fair value measurement. The aggregate value by input level of the Portfolio’s assets and liabilities as of December 31, 2024, is included at the end of the Portfolio of Investments.
The Portfolio may use third-party vendor evaluations, whose prices may be derived from one or more of the following standard inputs, among others:
• Broker/dealer quotes	• Benchmark securities
• Two-sided markets	• Reference data (corporate actions or material event notices)
• Bids/offers	• Monthly payment information
• Industry and economic events	• Reported trades
An asset or liability for which a market quotation is not readily available is valued by methods deemed reasonable in good faith by the Valuation Committee, following the Valuation Procedures to represent fair value. Under these procedures, the Valuation Designee generally uses a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information. The Valuation Designee may also use an income-based valuation approach in which the anticipated future cash flows of the asset or liability are discounted to calculate fair value. Fair value represents a good faith approximation of the value of a security. Fair value determinations involve the consideration of a number of subjective factors, an analysis of applicable facts and circumstances and the exercise of judgment. As a result, it is possible that the fair value for a security determined in good faith in accordance with the Valuation Procedures may differ from valuations for the same security determined for other funds using their own valuation procedures. Although the Valuation Procedures are designed to value a security at the price the Portfolio may reasonably expect to receive upon the security's sale in an orderly transaction, there can be no assurance that any fair value determination thereunder would, in fact, approximate the amount that the Portfolio would actually realize upon the sale of the security or the price at which the security would trade if a reliable market price were readily available. During the year ended December 31, 2024, there were no material changes to the fair value methodologies.
Securities which may be valued in this manner include, but are not limited to: (i) a security for which trading has been halted or suspended or otherwise does not have a readily available market quotation on a given day; (ii) a debt security that has recently gone into default and for which there is not a current market quotation; (iii) a security of an issuer that has entered into a restructuring; (iv) a security that has been delisted from a national exchange; (v) a security subject to trading collars for which no or limited trading takes place; and (vi) a security whose principal market has been temporarily closed at a time when, under normal conditions, it would be open. Securities valued in this manner are generally categorized as Level 2 or 3 in the hierarchy.
Equity securities, rights and warrants, if applicable, are valued at the last quoted sales prices as of the close of regular trading on the relevant exchange on each valuation date. Securities that are not traded on the

12	NYLI VP Small Cap Growth Portfolio

valuation date are valued at the mean of the last quoted bid and ask prices. Prices are normally taken from the principal market in which each security trades. These securities are generally categorized as Level 1 in the hierarchy.
Investments in mutual funds, including money market funds, are valued at their respective NAVs at the close of business each day on the valuation date. These securities are generally categorized as Level 1 in the hierarchy.
Temporary cash investments acquired in excess of 60 days to maturity at the time of purchase are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities and ratings), both as furnished by independent pricing services. Temporary cash investments that mature in 60 days or less at the time of purchase ("Short-Term Investments") are valued using the amortized cost method of valuation, unless the use of such method would be inappropriate. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between such cost and the principal on maturity date. Amortized cost approximates the current fair value of a security. Securities valued using the amortized cost method are not valued using quoted prices in an active market and are generally categorized as Level 2 in the hierarchy.
The information above is not intended to reflect an exhaustive list of the methodologies that may be used to value portfolio investments. The Valuation Procedures permit the use of a variety of valuation methodologies in connection with valuing portfolio investments. The methodology used for a specific type of investment may vary based on the market data available or other considerations. The methodologies summarized above may not represent the specific means by which portfolio investments are valued on any particular business day.
(B) Income Taxes.   The Portfolio's policy is to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute all of its taxable income to the shareholders of the Portfolio within the allowable time limits.
The Manager evaluates the Portfolio’s tax positions to determine if the tax positions taken meet the minimum recognition threshold in connection with accounting for uncertainties in income tax positions taken or expected to be taken for the purposes of measuring and recognizing tax liabilities in the financial statements. Recognition of tax benefits of an uncertain tax position is permitted only to the extent the position is “more likely than not” to be sustained assuming examination by taxing authorities. The Manager analyzed the Portfolio's tax positions taken on federal, state and local income tax returns for all open tax years (for up to three tax years) and has concluded that no provisions for federal, state and local income tax are required in the Portfolio's financial statements. The Portfolio's federal, state and local income tax and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state and local departments of revenue.
(C) Dividends and Distributions to Shareholders. Dividends and distributions are recorded on the ex-dividend date. The Portfolio intends to declare and pay dividends from net investment income and distributions from net realized capital and currency gains, if any, at least annually. All dividends and distributions are reinvested at NAV in the same class of shares of the Portfolio. Dividends and distributions to shareholders are determined in accordance with federal income tax regulations and may differ from determinations using GAAP.
(D) Security Transactions and Investment Income. The Portfolio records security transactions on the trade date. Realized gains and losses on security transactions are determined using the identified cost method. Dividend income is recognized on the ex-dividend date, net of any foreign tax withheld at the source, and interest income is accrued as earned using the effective interest rate method. Distributions received from real estate investment trusts, if applicable, may be classified as dividends, capital gains and/or return of capital.
Investment income and realized and unrealized gains and losses on investments of the Portfolio are allocated pro rata to the separate classes of shares based upon their relative net assets on the date the income is earned or realized and unrealized gains and losses are incurred.
(E) Expenses.  Expenses of the Fund are allocated to the individual Portfolios in proportion to the net assets of the respective Portfolios when the expenses are incurred, except where direct allocations of expenses can be made. Expenses (other than fees incurred under the distribution and service plans, further discussed in Note 3(B), which are charged directly to the Service Class shares) are allocated to separate classes of shares pro rata based upon their relative net assets on the date the expenses are incurred. The expenses borne by the Portfolio, including those of related parties to the Portfolio, are shown in the Statement of Operations.
Additionally, the Portfolio may invest in exchange-traded funds ("ETFs") and mutual funds, which are subject to management fees and other fees that may cause the costs of investing in ETFs and mutual funds to be greater than the costs of owning the underlying securities directly. These indirect expenses of ETFs and mutual funds are not included in the amounts shown as expenses in the Statement of Operations or in the expense ratios included in the Financial Highlights.
(F) Use of Estimates.  In preparing financial statements in conformity with GAAP, the Manager makes estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates and assumptions.
(G) Securities Lending. In order to realize additional income, the Portfolio may engage in securities lending, subject to the limitations set forth in the 1940 Act and relevant guidance by the staff of the Securities and Exchange Commission (“SEC”). If the Portfolio engages in securities lending, the Portfolio will lend through its custodian, JPMorgan Chase
13

Notes to Financial Statements (continued)
Bank, N.A., ("JPMorgan"), acting as securities lending agent on behalf of the Portfolio. Under the current arrangement, JPMorgan will manage the Portfolio's collateral in accordance with the securities lending agency agreement between the Portfolio and JPMorgan, and indemnify the Portfolio against counterparty risk. The loans will be collateralized by cash (which may be invested in a money market fund) and/or non-cash collateral (which may include U.S. Treasury securities and/or U.S. government agency securities issued or guaranteed by the United States government or its agencies or instrumentalities) at least equal at all times to the market value of the securities loaned. Non-cash collateral held at year end is segregated and cannot be transferred by the Portfolio. The Portfolio bears the risk of delay in recovery of, or loss of rights in, the securities loaned. The Portfolio may also record a realized gain or loss on securities deemed sold due to a borrower’s inability to return securities on loan. The Portfolio bears the risk of any loss on investment of cash collateral. The Portfolio will receive compensation for lending its securities in the form of fees or it will retain a portion of interest earned on the investment of any cash collateral. The Portfolio will also continue to receive interest and dividends on the securities loaned and any gain or loss in the market price of the securities loaned that may occur during the term of the loan will be for the account of the Portfolio. Income earned from securities lending activities, if any, is reflected in the Statement of Operations.
(H) Indemnifications.  Under the Fund’s organizational documents, its officers and trustees are indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Portfolio enters into contracts with third-party service providers that contain a variety of representations and warranties and that may provide general indemnifications. The Portfolio's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio that have not yet occurred. The Manager believes that the risk of loss in connection with these potential indemnification obligations is remote. However, there can be no assurance that material liabilities related to such obligations will not arise in the future, which could adversely impact the Portfolio.
Note 3–Fees and Related Party Transactions
(A) Manager and Subadvisors. New York Life Investments, a registered investment adviser and an indirect, wholly-owned subsidiary of New York Life, serves as the Portfolio’s Manager pursuant to an Amended and Restated Management Agreement (“Management Agreement”). The Manager provides offices, conducts clerical, recordkeeping and bookkeeping services, and keeps most of the financial and accounting records required to be maintained by the Portfolio. Except for the portion of salaries and expenses that are the responsibility of the Portfolio, the Manager pays the salaries and expenses of all personnel affiliated with the Portfolio and certain operational expenses of the Portfolio. The Portfolio reimburses New York Life Investments in an amount equal to the portion of the compensation of the Chief Compliance Officer attributable to the Portfolio. The Portfolio's subadvisors are Segall Bryant & Hamill, LLC ("SBH" or a "Subadvisor") and Brown Advisory LLC ("Brown Advisory"
or a "Subadvisor", and together, with SBH, the "subadvisors"), the Portfolio's subadvisors. SBH, a registered investment adviser, serves as a Subadvisor to the Portfolio, pursuant to the terms of a Subadvisory Agreement between New York Life Investments and SBH. Brown Advisory, a registered investment adviser, serves as a Subadvisor to the Portfolio, pursuant to the terms of a Subadvisory Agreement between New York Life Investments and Brown Advisory. Each Subadvisor is responsible for managing a portion of the Portfolio’s assets, as designated by the Manager from time to time. New York Life Investments pays for the services of the Subadvisors.
Pursuant to the Management Agreement, the Fund pays the Manager, on behalf of the Portfolio, a monthly fee for the services performed and the facilities furnished at an annual rate of the Portfolio's average daily net assets as follows: 0.81% up to $1 billion; and 0.785% in excess of $1 billion. During the year ended December 31, 2024, the effective management fee rate was 0.81% of the Portfolio's average daily net assets.
During the year ended December 31, 2024, New York Life Investments earned fees from the Portfolio in the amount of $3,681,046 and paid SBH and Brown Advisory fees of $932,106 and $916,815, respectively.
JPMorgan provides sub-administration and sub-accounting services to the Portfolio pursuant to an agreement with New York Life Investments. These services include calculating the daily NAVs of the Portfolio, maintaining the general ledger and sub-ledger accounts for the calculation of the Portfolio's NAVs, and assisting New York Life Investments in conducting various aspects of the Portfolio's administrative operations. For providing these services to the Portfolio, JPMorgan is compensated by New York Life Investments.
Pursuant to an agreement between the Fund and New York Life Investments, New York Life Investments is responsible for providing or procuring certain regulatory reporting services for the Portfolio. The Portfolio will reimburse New York Life Investments for the actual costs incurred by New York Life Investments in connection with providing or procuring these services for the Portfolio.
(B) Distribution and Service Fees.  The Fund, on behalf of the Portfolio, has entered into a distribution agreement with NYLIFE Distributors LLC (the “Distributor”), an affiliate of New York Life Investments. The Portfolio has adopted a distribution plan (the “Plan”) in accordance with the provisions of Rule 12b-1 under the 1940 Act. Under the Plan, the Distributor has agreed to provide, through its affiliates or independent third parties, various distribution-related, shareholder and administrative support services to the Service Class shareholders. For its services, the Distributor is entitled to a combined distribution and service fee accrued daily and paid monthly at an annual rate of 0.25% of the average daily net assets attributable to the Service Class shares of the Portfolio.

14	NYLI VP Small Cap Growth Portfolio

Note 4-Federal Income Tax
As of December 31, 2024, the cost and unrealized appreciation (depreciation) of the Portfolio’s investment portfolio, including applicable derivative contracts and other financial instruments, as determined on a federal income tax basis, were as follows:
	Federal Tax Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Investments in Securities	$403,387,993	$93,460,810	$(25,628,733)	$67,832,077
As of December 31, 2024, the components of accumulated gain (loss) on a tax basis were as follows:
Ordinary Income	Accumulated Capital and Other Gain (Loss)	Other Temporary Differences	Unrealized Appreciation (Depreciation)	Total Accumulated Gain (Loss)
$2,572,220	$27,863,508	$—	$67,832,077	$98,267,805
The difference between book-basis and tax-basis unrealized appreciation (depreciation) is primarily due to wash sale adjustments and Passive Foreign Investment Company ("PFIC") adjustments.
The following table discloses the current year reclassifications between total distributable earnings (loss) and additional paid-in capital arising from permanent differences; net assets as of December 31, 2024 were not affected.
Total Distributable Earnings (Loss)	Additional Paid-In Capital
$188,228	$(188,228)
The reclassifications for the Portfolio are primarily due to net operating losses.
The Portfolio utilized $2,168,039 of capital loss carryforwards during the year ended December 31, 2024.
During the years ended December 31, 2024 and December 31, 2023, the tax character of distributions paid as reflected in the Statements of Changes in Net Assets was as follows:
	2024	2023
Distributions paid from:
Long-Term Capital Gains	$—	$1,521,255
Note 5–Custodian
JPMorgan is the custodian of cash and securities held by the Portfolio. Custodial fees are charged to the Portfolio based on the Portfolio's net assets and/or the market value of securities held by the Portfolio and the number of certain transactions incurred by the Portfolio.
Note 6–Line of Credit
The Portfolio and certain other funds managed by New York Life Investments maintain a line of credit with a syndicate of banks in order to secure a source of funds for temporary purposes to meet unanticipated or excessive redemption requests.
Effective July 23, 2024, under the credit agreement (the “Credit Agreement”), the aggregate commitment amount is $600,000,000 with an additional uncommitted amount of $100,000,000. The commitment fee is an annual rate of 0.15% of the average commitment amount payable quarterly, regardless of usage, to JPMorgan, who serves as the agent to the syndicate. The commitment fee is allocated among the Portfolio and certain other funds managed by New York Life Investments based upon their respective net assets and other factors. Interest on any revolving credit loan is charged based upon the Federal Funds Rate, Daily Simple Secured Overnight Financing Rate ("SOFR") + 0.10%, or the Overnight Bank Funding Rate, whichever is higher. The Credit Agreement expires on July 22, 2025, although the Portfolio, certain other funds managed by New York Life Investments and the syndicate of banks may renew the Credit Agreement for an additional year on the same or different terms or enter into a credit agreement with a different syndicate of banks. Prior to July 23, 2024, the aggregate commitment amount and the commitment fee were the same as those under the current Credit Agreement. During the year ended December 31, 2024, there were no borrowings made or outstanding with respect to the Portfolio under the Credit Agreement.
Note 7–Interfund Lending Program
Pursuant to an exemptive order issued by the SEC, the Portfolio, along with certain other funds managed by New York Life Investments, may participate in an interfund lending program. The interfund lending program provides an alternative credit facility that permits the Portfolio and certain other funds managed by New York Life Investments to lend or borrow money for temporary purposes directly to or from one another, subject to the conditions of the exemptive order. During the year ended December 31, 2024, there were no interfund loans made or outstanding with respect to the Portfolio.
Note 8–Purchases and Sales of Securities (in 000’s)
During the year ended December 31, 2024, purchases and sales of securities, other than short-term securities, were $175,737 and $199,940, respectively.
15

Notes to Financial Statements (continued)
Note 9–Capital Share Transactions
Transactions in capital shares for the years ended December 31, 2024 and December 31, 2023, were as follows:
Initial Class	Shares	Amount
Year ended December 31, 2024:
Shares sold	3,962,278	$45,045,740
Shares redeemed	(5,099,316)	(58,333,614)
Net increase (decrease)	(1,137,038)	$(13,287,874)
Year ended December 31, 2023:
Shares sold	2,438,021	$23,880,849
Shares issued to shareholders in reinvestment of distributions	108,664	1,034,891
Shares redeemed	(8,091,566)	(80,734,142)
Net increase (decrease)	(5,544,881)	$(55,818,402)

Service Class	Shares	Amount
Year ended December 31, 2024:
Shares sold	1,845,612	$19,736,098
Shares redeemed	(2,886,895)	(30,710,586)
Net increase (decrease)	(1,041,283)	$(10,974,488)
Year ended December 31, 2023:
Shares sold	2,040,248	$19,349,571
Shares issued to shareholders in reinvestment of distributions	53,966	486,364
Shares redeemed	(2,097,356)	(19,980,893)
Net increase (decrease)	(3,142)	$(144,958)
Note 10–Recent Accounting Pronouncement
In December 2023, the FASB issued Accounting Standard Update No. 2023-09, Income Taxes (ASC 740) Improvements to Income Tax Disclosures (“ASU 2023-09”). The primary purpose of the amendments within ASU 2023-09 is to enhance the transparency and decision usefulness of income tax disclosures primarily related to the rate reconciliation table and income taxes paid information. The amendments in ASU 2023-09 require that public business entities on an annual basis (1) disclose specific categories in the rate reconciliation and (2) provide additional information for reconciling items that meet a quantitative threshold. In addition, the amendments in this ASU 2023-09 require that all entities disclose on an annual basis taxes paid disaggregated by; federal, state, foreign, and jurisdiction (when income taxes paid is equal to or greater than five percent of total income taxes paid). The amendments in ASU 2023-09 are effective for public business entities beginning after December 15, 2024. Early adoption is permitted for annual financial statements that have not yet been issued or made available for issuance. The amendments in ASU 2023-09 should be applied on a prospective basis. Retrospective application is permitted. Management is currently assessing the impact this standard will have on our financial statements as well as the method by which we will adopt the new standard. The Adviser does not expect the guidance to have a material impact to the Portfolio.
Note 11–Subsequent Events
In connection with the preparation of the financial statements of the Portfolio for the year ended December 31, 2024, events and transactions subsequent to December 31, 2024, through the date the financial statements were issued, have been evaluated by the Manager for possible adjustment and/or disclosure. No subsequent events requiring financial statement adjustment or disclosure have been identified.

16	NYLI VP Small Cap Growth Portfolio

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of New York Life Investments VP Funds Trust (formerly known as Mainstay VP Funds Trust) and Shareholders of NYLI VP Small Cap Growth Portfolio (formerly known as MainStay VP Small Cap Growth Portfolio)
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of NYLI VP Small Cap Growth Portfolio (one of the portfolios constituting New York Life Investments VP Funds Trust, referred to hereafter as the “Portfolio”) as of December 31, 2024, the related statement of operations for the year ended December 31, 2024, the statements of changes in net assets for each of the two years in the period ended December 31, 2024, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2024 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Portfolio as of December 31, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2024 and the financial highlights for each of the five years in the period ended December 31, 2024 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Portfolio’s management. Our responsibility is to express an opinion on the Portfolio’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Portfolio in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2024 by correspondence with the custodian, transfer agents and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
New York, New York
February 21, 2025
We have served as the auditor of one or more investment companies in the New York Life Investments group of funds since 1984.
17

Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
Included in the Statement of Operations within the Portfolio’s Financial Statements.
18

Statement Regarding Basis for Approval of Investment Advisory Agreement and Subadvisory Agreements
The continuation of the Management Agreement with respect to each series (“Portfolio”) of the New York Life Investments VP Funds Trust (“Trust”) and New York Life Investment Management LLC (“New York Life Investments”) and each of the Subadvisory Agreements between New York Life Investments and each of American Century Investment Management, Inc., Brown Advisory LLC, Candriam, CBRE Investment Management Listed Real Assets LLC, Epoch Investment Partners, Inc., FIAM LLC, Janus Henderson Investors US LLC, MacKay Shields LLC, Newton Investment Management North America, LLC, NYL Investors LLC, Pacific Investment Management Company LLC, PineStone Asset Management Inc., Segall Bryant & Hamill, LLC, Wellington Management Company LLP and Winslow Capital Management, LLC (together, “Subadvisors”)1 with respect to the applicable Portfolio(s) (together, “Advisory Agreements”) is subject to annual review and approval by the Board of Trustees of the Trust (“Board”) in accordance with Section 15 of the Investment Company Act of 1940, as amended (“1940 Act”).  At its December 3–4, 2024 meeting, the Board, including the Trustees who are not an “interested person” (as such term is defined in the 1940 Act) of the Trust (“Independent Trustees”) voting separately, unanimously approved the continuation of each of the Advisory Agreements for each applicable Portfolio for a one-year period.
In reaching the decision to approve the continuation of each of the Advisory Agreements, the Board considered information and materials furnished by New York Life Investments and each Subadvisor in connection with an annual contract review process undertaken by the Board that took place at meetings of the Board and its Contracts Committee from September 2024 through December 2024, including information and materials furnished by New York Life Investments and each Subadvisor in response to requests prepared on behalf of the Board, and in consultation with the Independent Trustees, by independent legal counsel to the Independent Trustees, which encompassed a variety of topics, including those summarized below.  Information and materials requested by and furnished to the Board for consideration in connection with the contract review process included, among other items, reports on each Portfolio and “peer funds” prepared by Institutional Shareholder Services Inc. (“ISS”), an independent third-party service provider engaged by the Board to report objectively on each Portfolio’s investment performance, management fee and total expenses.  The Board also considered information on the fees charged to other investment advisory clients of New York Life Investments and/or each applicable Subadvisor that follow investment strategies similar to those of each Portfolio, if any, and, when applicable, the rationale for differences in each Portfolio’s management and subadvisory fees, as applicable, and the fees charged to those other investment advisory clients.  In addition, the Board considered information regarding the legal standards and fiduciary obligations applicable to its consideration of the continuation of each of the Advisory Agreements.  The contract review process, including the structure and format for information and materials provided to the Board, has been developed in consultation with the Board.  The Independent
Trustees also met in executive sessions with their independent legal counsel and, for portions thereof, with senior management of New York Life Investments.
The Board’s deliberations with respect to the continuation of each of the Advisory Agreements reflect a year-long process, and the Board also took into account information furnished to the Board and its Committees throughout the year, as deemed relevant and appropriate by the Trustees, including, among other items, reports on investment performance of each Portfolio and investment-related matters for each Portfolio as well as presentations from New York Life Investments and, generally annually, personnel of each Subadvisor.  In addition, the Board took into account other information provided by New York Life Investments throughout the year, including, among other items, periodic reports on legal and compliance matters, risk management, portfolio turnover, brokerage commissions and non-advisory services provided to each Portfolio by New York Life Investments, as deemed relevant and appropriate by the Trustees.
In addition to information provided to the Board throughout the year, the Board received information in connection with its June 2024 meeting provided specifically in response to requests prepared on behalf of the Board, and in consultation with the Independent Trustees, by independent legal counsel to the Independent Trustees regarding each Portfolio’s distribution arrangements.  In addition, the Board received information regarding each Portfolio’s asset levels, share purchase and redemption activity and the payment of Rule 12b-1 and/or certain other fees by the applicable share class(es) of each applicable Portfolio, among other information.
In considering the continuation of each of the Advisory Agreements, the Trustees reviewed and evaluated the information and factors they believed to reasonably be necessary and appropriate in light of legal advice furnished to them by independent legal counsel to the Independent Trustees and through the exercise of their own business judgment.  Although individual Trustees may have weighed certain factors or information differently and the Board did not consider any single factor or information controlling in reaching its decision, the factors that figured prominently in the Board’s consideration of the continuation of each of the Advisory Agreements with respect to each applicable Portfolio are summarized in more detail below and include, among other factors: (i) the nature, extent and quality of the services provided to the Portfolio by New York Life Investments and the Subadvisor(s), if applicable; (ii) the qualifications of the portfolio manager(s) of the Portfolio and the historical investment performance of the Portfolio, New York Life Investments and, if applicable, the Subadvisor(s); (iii) the costs of the services provided, and profits realized, by New York Life Investments and the Subadvisor(s), if applicable, with respect to their relationships with the Portfolio; (iv) the extent to which economies of scale have been realized or may be realized if the Portfolio grows and the extent to which any economies of scale have been shared, have benefited or may benefit the Portfolio’s

19

shareholders; and (v) the reasonableness of the Portfolio’s management and, if applicable, subadvisory fees and total ordinary operating expenses.  Although the Board recognized that comparisons between each Portfolio’s fees and expenses and those of other funds are imprecise given different terms of agreements, variations in fund strategies and other factors, the Board considered the reasonableness of each Portfolio’s management fee and total ordinary operating expenses as compared to peer funds identified by ISS.  Throughout their considerations, the Trustees acknowledged the commitment of New York Life Investments and its affiliates to serve the New York Life Investments Group of Funds, as well as their capacity, experience, resources, financial stability and reputations.  The Trustees also acknowledged the entrepreneurial and other risks assumed by New York Life Investments in sponsoring and managing each Portfolio.  With respect to the Subadvisory Agreements, the Board took into account New York Life Investments’ recommendation to approve the continuation of each of the Subadvisory Agreements.
The Trustees noted that, throughout the year, the Trustees are afforded an opportunity to ask questions of, and request additional information or materials from, New York Life Investments and each Subadvisor.  The Board’s decision with respect to each of the Advisory Agreements may have also been based, in part, on the Board’s knowledge of New York Life Investments and each Subadvisor resulting from, among other things, the Board’s consideration of each of the Advisory Agreements in prior years, the advisory agreements for other funds in the New York Life Investments Group of Funds, the Board’s review throughout the year of the performance and operations of other funds in the New York Life Investments Group of Funds and each Trustee’s business judgment and industry experience.  In addition to considering the above-referenced factors, the Board observed that in the marketplace, notably under variable life insurance policies and variable annuity contracts for which each Portfolio serves as an investment option, there are a range of investment options available to investors and that each Portfolio’s shareholders, having had the opportunity to consider other investment options, have invested in the Portfolio.
The factors that figured prominently in the Board’s decision to approve the continuation of each of the Advisory Agreements during the Board’s December 3-4, 2024 meeting are summarized in more detail below.  The Board considered on a Portfolio-by-Portfolio basis the factors and information deemed relevant and appropriate by the Trustees to evaluate the continuation of each of the Advisory Agreements, and the Board’s decision was made separately with respect to each Portfolio.
Nature, Extent and Quality of Services Provided by New York Life Investments and the Subadvisors
The Board examined the nature, extent and quality of the services that New York Life Investments provides to each Portfolio.  The Board evaluated New York Life Investments’ experience and capabilities in serving as manager of each Portfolio and considered that each Portfolio with one or more Subadvisors operates in a “manager-of-managers” structure.  The Board also considered New York Life Investments’
responsibilities and services provided pursuant to this structure, including overseeing the services provided by each Subadvisor, evaluating the performance of each Subadvisor, making recommendations to the Board as to whether each Subadvisory Agreement should be renewed, modified or terminated and periodically reporting to the Board regarding the results of New York Life Investments’ evaluation and monitoring functions.  The Board noted that New York Life Investments manages other mutual funds, serves a variety of other investment advisory clients, including other pooled investment vehicles, and has experience overseeing mutual fund service providers, including subadvisors.  The Board considered the experience of senior personnel at New York Life Investments providing management and administrative and other non-advisory services to each Portfolio.  The Board observed that New York Life Investments devotes significant resources and time to providing management and administrative and other non-advisory services to each Portfolio, including, for Portfolios with one or more Subadvisors, New York Life Investments’ oversight and due diligence reviews of each Subadvisor and ongoing analysis of, and interactions with, each Subadvisor with respect to, among other things, the applicable Portfolio’s or Portfolios’ investment performance and risks as well as each Subadvisor’s investment capabilities and subadvisory services with respect to the applicable Portfolio(s).
The Board also considered the range of services that New York Life Investments provides to each Portfolio under the terms of the Management Agreement, including: (i) fund accounting and ongoing supervisory services provided by New York Life Investments’ Fund Administration and Accounting Group; (ii) investment supervisory and analytical services provided by New York Life Investments’ Investment Consulting Group; (iii) compliance services provided by the Trust’s Chief Compliance Officer as well as New York Life Investments’ compliance department; (iv) legal services provided by New York Life Investments’ Office of the General Counsel; and (v) risk management monitoring and analysis by compliance and investment personnel.  In addition, the Board considered New York Life Investments’ willingness to invest in personnel and other resources, such as cyber security, information security and business continuity planning, that may benefit each Portfolio and noted that New York Life Investments is responsible for compensating the Trust’s officers, except for a portion of the salary of the Trust’s Chief Compliance Officer.  The Board recognized that New York Life Investments provides certain other non-advisory services to each Portfolio and has over time provided an increasingly broad array of non-advisory services to the New York Life Investments Group of Funds as a result of regulatory and other developments.
The Board also examined the range, and the nature, extent and quality, of the investment advisory services that New York Life Investments and each Subadvisor provides to the applicable Portfolio(s) and considered the terms of each of the Advisory Agreements.  The Board evaluated New York Life Investments’ and each Subadvisor’s experience and performance in serving as investment adviser or subadvisor, respectively, to the applicable Portfolio(s) and advising other portfolios and New York Life Investments’ and each Subadvisor’s track record and experience in
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providing investment advisory services as well as the experience of investment advisory and other senior personnel at New York Life Investments and each Subadvisor.  The Board considered New York Life Investments’ and each Subadvisor’s overall resources, legal and compliance environment, capabilities, reputation, financial condition and history.  In addition to information provided in connection with quarterly meetings with the Trust’s Chief Compliance Officer, the Board considered information regarding the compliance policies and procedures of New York Life Investments and each Subadvisor.  The Board also considered New York Life Investments’ and each Subadvisor’s ability to recruit and retain qualified investment professionals and willingness to invest in personnel and other resources that may benefit the applicable Portfolio(s).  In this regard, the Board considered the qualifications and experience of each Portfolio’s portfolio manager(s), the number of accounts managed by the portfolio manager(s) and the method for compensating the portfolio manager(s).
Because the NYLI VP Conservative Allocation Portfolio, NYLI VP Moderate Allocation Portfolio, NYLI VP Growth Allocation Portfolio and NYLI VP Equity Allocation Portfolio (together, the “Allocation Portfolios”) invest substantially all their assets in other funds advised by New York Life Investments or its affiliates, the Board considered information from New York Life Investments regarding the investment rationale and process for the allocation among and selection of the underlying funds in which the Allocation Portfolios invest.
In addition, the Board considered information provided by New York Life Investments and each Subadvisor regarding their respective business continuity and disaster recovery plans.
Based on these considerations, among others, the Board concluded that each Portfolio would likely continue to benefit from the nature, extent and quality of these services.
Investment Performance
In evaluating each Portfolio’s investment performance, the Board considered investment performance results over various periods in light of each Portfolio’s investment objective and strategies.  The Board considered investment reports on, and analysis of, each Portfolio’s performance provided to the Board throughout the year, including each Portfolio’s investment performance compared to each Portfolio’s relevant benchmark(s).  With respect to each of the NYLI VP Hedge Multi-Strategy Portfolio and the NYLI VP S&P 500 Index Portfolio, the Board also considered information regarding the Portfolio’s tracking error relative to its benchmark(s). The Board also considered information provided by ISS showing the investment performance of each Portfolio as compared to peer funds.
The Board also took into account its discussions with senior management at New York Life Investments concerning each Portfolio’s investment performance over various periods as well as discussions between a representative(s) of each Subadvisor and the members of the Board’s Investment Committee, which generally occur on an annual basis. The
Board also took into account the following considerations with respect to certain Portfolios:
1. In considering the investment performance of the NYLI VP American Century Sustainable Equity Portfolio, the Board noted that the Portfolio underperformed its peer funds for the one-, five- and ten-year periods ended July 31, 2024, and performed favorably relative to its peer funds for the three-year period ended July 31, 2024.  The Board considered its discussions with representatives from New York Life Investments and American Century Investment Management, Inc. regarding the Portfolio’s investment performance.
2. In considering the investment performance of the NYLI VP Balanced Portfolio, the Board noted that the Portfolio underperformed its peer funds for the one-year period ended July 31, 2024, performed in line with its peer funds for the five- and ten-year periods ended July 31, 2024, and performed favorably relative to its peer funds for the three-year period ended July 31, 2024.  The Board considered its discussions with representatives from New York Life Investments, NYL Investors LLC and Wellington Management Company LLP regarding the Portfolio’s investment performance.
3. In considering the investment performance of the NYLI VP Bond Portfolio, the Board noted that the Portfolio underperformed its peer funds for the three- and five-year periods ended July 31, 2024, and performed in line with its peer funds for the one- and ten-year periods ended July 31, 2024.  The Board considered its discussions with representatives from New York Life Investments and NYL Investors LLC regarding the Portfolio’s investment performance.
4. In considering the investment performance of the NYLI VP Candriam Emerging Markets Equity Portfolio, the Board noted that the Portfolio underperformed its peer funds for the three-, five- and ten-year periods ended July 31, 2024, and performed in line with its peer funds for the one-year period ended July 31, 2024.  The Board considered its discussions with representatives from New York Life Investments and Candriam regarding the Portfolio’s investment performance.
5. In considering the investment performance of the NYLI VP CBRE Global Infrastructure Portfolio, the Board noted that the Portfolio underperformed its peer funds for the five-year period ended July 31, 2024, and performed in line with its peer funds for the one- and three-year periods ended July 31, 2024.  The Board considered its discussions with representatives from New York Life Investments and CBRE Investment Management Listed Real Assets LLC regarding the Portfolio’s investment performance.
6. In considering the investment performance of the NYLI VP Hedge Multi-Strategy Portfolio, the Board noted that the Portfolio underperformed its peer funds for the three-, five- and ten-year periods ended July 31, 2024, and performed in line with its peer funds for the one-year period ended July 31, 2024.  The Board considered its discussions with representatives from New York Life Investments regarding the Portfolio’s investment performance.
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7. In considering the investment performance of the NYLI VP MacKay U.S. Infrastructure Bond Portfolio, the Board noted that the Portfolio underperformed its peer funds for the one-, five- and ten-year periods ended July 31, 2024, and performed favorably relative to its peer funds for the three-year period ended July 31, 2024.  The Board considered its discussions with representatives from New York Life Investments and MacKay Shields LLC regarding the Portfolio’s investment performance.
8. In considering the investment performance of the NYLI VP PineStone International Equity Portfolio, the Board noted that the Portfolio underperformed its peer funds for the one-, three-, five- and ten-year periods ended July 31, 2024.  The Board considered its discussions with representatives from New York Life Investments and PineStone Asset Management Inc. regarding the Portfolio’s investment performance.
9. With respect to the NYLI VP Schroders Mid Cap Opportunities Portfolio, the Board considered its discussions with representatives from New York Life Investments regarding the Portfolio’s investment performance and the Board’s approval of a new subadvisory agreement between New York Life Investments and Schroder Investment Management North America Inc. with respect to the Portfolio and approval to reposition the Portfolio, effective August 12, 2024.
10. In considering the investment performance of the NYLI VP Wellington Small Cap Portfolio, the Board noted that the Portfolio underperformed its peer funds for the three- and five-year periods ended July 31, 2024, and performed favorably relative to its peer funds for the one-year period ended July 31, 2024.  The Board considered its discussions with representatives from New York Life Investments and Wellington Management Company LLP regarding the Portfolio’s investment performance.
Based on these considerations, among others, the Board concluded that its review of each Portfolio’s investment performance and related information supported a determination to approve the continuation of each of the Advisory Agreements.
Costs of the Services Provided, and Profits and Other Benefits Realized, by New York Life Investments and the Subadvisors
Portfolios with Affiliated Subadvisors
The Board considered the costs of the services provided under each of the Advisory Agreements.  The Board also considered the profitability of New York Life Investments and its affiliates, including each Affiliated Subadvisor, due to their relationships with the applicable Portfolio(s) as well as of New York Life Investments and its affiliates due to their relationships with the New York Life Investments Group of Funds.  Because each Affiliated Subadvisor is an affiliate of New York Life Investments whose subadvisory fee is paid by New York Life Investments, not the applicable Portfolio(s), the Board considered cost and profitability information for New York Life Investments and each Affiliated Subadvisor in the aggregate.
In addition, the Board acknowledged the difficulty in obtaining reliable comparative data about mutual fund managers’ profitability because such information generally is not publicly available and may be impacted by numerous factors, including the structure of a fund manager’s organization, the types of funds it manages, the methodology used to allocate certain fixed costs to specific funds and the manager’s capital structure and costs of capital.
In evaluating the costs of the services provided by New York Life Investments and each Affiliated Subadvisor, and profitability of New York Life Investments and its affiliates, including each Affiliated Subadvisor, due to their relationships with the applicable Portfolio(s), the Board considered, among other factors, New York Life Investments’ and its affiliates’, including each Affiliated Subadvisor’s, continuing investments in, or willingness to invest in, personnel and other resources that may support and further enhance the management of such Portfolio(s), and that New York Life Investments is responsible for paying the subadvisory fee for such Portfolio(s).  The Board also considered the financial resources of New York Life Investments and each Affiliated Subadvisor and acknowledged that New York Life Investments and each Affiliated Subadvisor must be in a position to recruit and retain experienced professional personnel and to maintain a strong financial position for New York Life Investments and each Affiliated Subadvisor to continue to provide high-quality services to the applicable Portfolio(s).  The Board recognized that each Portfolio benefits from the allocation of certain fixed costs among the funds in the New York Life Investments Group of Funds, among other expected benefits resulting from its relationship with New York Life Investments.
The Board considered information regarding New York Life Investments’ methodology for calculating profitability and allocating costs provided by New York Life Investments in connection with the fund profitability analysis presented to the Board.  The Board concluded that New York Life Investments’ methods for allocating costs and procedures for estimating overall profitability of the relationship with the funds in the New York Life Investments Group of Funds were reasonable.  The Board recognized the difficulty in calculating and evaluating a manager’s profitability with respect to each Portfolio and considered that other profitability methodologies may also be reasonable.
The Board also considered certain fall-out benefits that may be realized by New York Life Investments and its affiliates, including each Affiliated Subadvisor, due to their relationships with the applicable Portfolio(s), including reputational and other indirect benefits.  The Board recognized, for example, the benefits to certain Affiliated Subadvisors from legally permitted “soft-dollar” arrangements by which brokers provide research and other services to each such Affiliated Subadvisor in exchange for commissions paid by the applicable Portfolio(s) with respect to trades in such Portfolio(s)’s portfolio securities.  In addition, except with respect to the NYLI VP U.S. Government Money Market Portfolio, the Board considered its review of the management agreement for a money market fund advised by New York Life Investments and an Affiliated Subadvisor that serves as an investment option for each Portfolio, including the potential rationale for and costs associated with investments in this money market fund by each Portfolio, if any, and considered information from New York Life Investments that the nature and type of specific
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investment advisory services provided to this money market fund are distinct from, or in addition to, the investment advisory services provided to each Portfolio.  In addition, the Board considered the potential dividend received tax deduction for insurance company affiliates of New York Life Investments from each Portfolio’s securities lending activity.
The Board noted that each Portfolio serves as an investment option primarily under variable contracts issued by affiliates of New York Life Investments that would receive fees under those contracts.  The Board observed that, in addition to fees earned by New York Life Investments under the Management Agreement for managing each Portfolio, New York Life Investments’ affiliates also earn revenues from serving each Portfolio in various other capacities, including as each Portfolio’s distributor, and insurance companies affiliated with New York Life Investments would be entitled to receive fees from each applicable Portfolio under a distribution and service plan adopted pursuant to Rule 12b-1 under the 1940 Act.  The Board considered information about these other revenues in the context of the profitability of the relationship with each Portfolio to New York Life Investments and its affiliates.  The Board noted that, although it assessed the overall profitability of the relationship with each Portfolio to New York Life Investments and its affiliates as part of the contract review process, when considering the reasonableness of the fee paid to New York Life Investments under the Management Agreement, the Board considered the profitability of New York Life Investments’ relationship with each Portfolio on a pre-tax basis and without regard to distribution expenses incurred by New York Life Investments from its own resources.
After evaluating the information deemed relevant by the Trustees, the Board concluded that any profits realized by New York Life Investments and its affiliates, including each Affiliated Subadvisor, due to their relationships with the applicable Portfolio(s) were not excessive and other expected benefits that may accrue to New York Life Investments and its affiliates, including each Affiliated Subadvisor, are reasonable.
Portfolios with one or more Unaffiliated Subadvisors (except for the NYLI VP Dimensional U.S. Equity Portfolio and NYLI VP Schroders Mid Cap Opportunities Portfolio)
The Board considered the costs of the services provided under each of the Advisory Agreements.  The Board also considered the profitability of New York Life Investments and its affiliates and each Unaffiliated Subadvisor due to their relationships with the applicable Portfolio(s) as well as of New York Life Investments and its affiliates due to their relationships with the New York Life Investments Group of Funds.  With respect to the profitability of each Unaffiliated Subadvisor’s relationship with the applicable Portfolio(s), the Board considered information from New York Life Investments that each Unaffiliated Subadvisor’s subadvisory fee reflected an arm’s-length negotiation and that this fee is paid by New York Life Investments, not the applicable Portfolio(s), and the relevance of each Unaffiliated Subadvisor’s profitability was considered by the Trustees in that context.  On this basis, the Board primarily considered the costs and profitability for New York Life Investments and its affiliates with respect to the applicable Portfolio(s).
In addition, the Board acknowledged the difficulty in obtaining reliable comparative data about mutual fund managers’ profitability because such information generally is not publicly available and may be impacted by numerous factors, including the structure of a fund manager’s organization, the types of funds it manages, the methodology used to allocate certain fixed costs to specific funds and the manager’s capital structure and costs of capital.
In evaluating the costs of the services provided by New York Life Investments and each Unaffiliated Subadvisor, and profitability of New York Life Investments and its affiliates and each Unaffiliated Subadvisor due to their relationships with the applicable Portfolio(s), the Board considered, among other factors, New York Life Investments’ and its affiliates’ and each Unaffiliated Subadvisor’s continuing investments in, or willingness to invest in, personnel and other resources that may support and further enhance the management of such Portfolio(s), and that New York Life Investments is responsible for paying the subadvisory fee for such Portfolio(s).  The Board also considered the financial resources of New York Life Investments and each Unaffiliated Subadvisor and acknowledged that New York Life Investments and each Unaffiliated Subadvisor must be in a position to recruit and retain experienced professional personnel and to maintain a strong financial position for New York Life Investments and the Unaffiliated Subadvisor to continue to provide high-quality services to the applicable Portfolio(s).  The Board recognized that each Portfolio benefits from the allocation of certain fixed costs among the funds in the New York Life Investments Group of Funds, among other expected benefits resulting from its relationship with New York Life Investments.
The Board considered information regarding New York Life Investments’ methodology for calculating profitability and allocating costs provided by New York Life Investments in connection with the fund profitability analysis presented to the Board.  The Board concluded that New York Life Investments’ methods for allocating costs and procedures for estimating overall profitability of the relationship with the funds in the New York Life Investments Group of Funds were reasonable.  The Board recognized the difficulty in calculating and evaluating a manager’s profitability with respect to each Portfolio and considered that other profitability methodologies may also be reasonable.
The Board also considered certain fall-out benefits that may be realized by New York Life Investments and its affiliates and each Unaffiliated Subadvisor and its affiliates due to their relationships with the applicable Portfolio(s), including reputational and other indirect benefits.  The Board recognized, for example, the benefits to certain Unaffiliated Subadvisors from legally permitted “soft-dollar” arrangements by which brokers provide research and other services to each such Unaffiliated Subadvisor in exchange for commissions paid by the applicable Portfolio(s) with respect to trades in such Portfolio(s)’s portfolio securities.  In this regard, the Board also requested and considered information from New York Life Investments concerning other material business relationships between each Unaffiliated Subadvisor and its affiliates and New York Life Investments and its affiliates. The Board further considered the existence of a strategic partnership between New York Life Investments and each of
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CBRE Investment Management Listed Real Assets LLC, Epoch Investment Partners, Inc., PineStone Asset Management Inc., Wellington Management Company LLP and Winslow Capital Management, LLC that relates to certain current and future products and represents a potential conflict of interest associated with New York Life Investments’ recommendation to approve the continuation of the applicable Subadvisory Agreements. In addition, the Board considered its review of the management agreement for a money market fund advised by New York Life Investments and an Affiliated Subadvisor that serves as an investment option for each Portfolio, including the potential rationale for and costs associated with investments in this money market fund by each Portfolio, if any, and considered information from New York Life Investments that the nature and type of specific investment advisory services provided to this money market fund are distinct from, or in addition to, the investment advisory services provided to each Portfolio.  In addition, the Board considered the potential dividend received tax deduction for insurance company affiliates of New York Life Investments from each Portfolio’s securities lending activity.
The Board noted that each Portfolio serves as an investment option primarily under variable contracts issued by affiliates of New York Life Investments that would receive fees under those contracts.  The Board observed that, in addition to fees earned by New York Life Investments under the Management Agreement for managing each Portfolio, New York Life Investments’ affiliates also earn revenues from serving each Portfolio in various other capacities, including as each Portfolio’s distributor, and insurance companies affiliated with New York Life Investments would be entitled to receive fees from each Portfolio under a distribution and service plan adopted pursuant to Rule 12b-1 under the 1940 Act.  The Board considered information about these other revenues in the context of the profitability of the relationship with each Portfolio to New York Life Investments and its affiliates.  The Board noted that, although it assessed the overall profitability of the relationship with each Portfolio to New York Life Investments and its affiliates as part of the contract review process, when considering the reasonableness of the fee paid to New York Life Investments under the Management Agreement, the Board considered the profitability of New York Life Investments’ relationship with each Portfolio on a pre-tax basis and without regard to distribution expenses incurred by New York Life Investments from its own resources.
After evaluating the information deemed relevant by the Trustees, the Board concluded that any profits realized by New York Life Investments and its affiliates due to their relationships with the applicable Portfolio(s) were not excessive, other expected benefits that may accrue to New York Life Investments and its affiliates are reasonable and other expected benefits that may accrue to each Unaffiliated Subadvisor and its affiliates are consistent with those expected for a subadvisor to a mutual fund.  With respect to each Unaffiliated Subadvisor, the Board considered that any profits realized by such Unaffiliated Subadvisor due to its relationship with the applicable Portfolio(s) are the result of arm’s-length negotiations between New York Life Investments and such Unaffiliated Subadvisor, acknowledging that any such profits are based on the subadvisory fee paid to such Unaffiliated Subadvisor by New York Life Investments, not the applicable Portfolio(s).
Allocation Portfolios, NYLI VP Dimensional U.S. Equity Portfolio, NYLI VP Hedge Multi-Strategy Portfolio, NYLI VP Schroders Mid Cap Opportunities Portfolio and NYLI VP S&P 500 Index Portfolio
The Board considered the costs of the services provided under the Management Agreement.  The Board also considered the profitability of New York Life Investments and its affiliates due to their relationships with each Portfolio as well as of New York Life Investments and its affiliates due to their relationships with the New York Life Investments Group of Funds.
In addition, the Board acknowledged the difficulty in obtaining reliable comparative data about mutual fund managers’ profitability because such information generally is not publicly available and may be impacted by numerous factors, including the structure of a fund manager’s organization, the types of funds it manages, the methodology used to allocate certain fixed costs to specific funds and the manager’s capital structure and costs of capital.
In evaluating the costs of the services provided by New York Life Investments, and profitability of New York Life Investments and its affiliates due to their relationships with each Portfolio, the Board considered, among other factors, New York Life Investments’ and its affiliates’ continuing investments in, or willingness to invest in, personnel and other resources that may support and further enhance the management of each Portfolio.  The Board also considered the financial resources of New York Life Investments and acknowledged that New York Life Investments must be in a position to recruit and retain experienced professional personnel and to maintain a strong financial position for New York Life Investments to continue to provide high-quality services to each Portfolio.  The Board recognized that each Portfolio benefits from the allocation of certain fixed costs among the funds in the New York Life Investments Group of Funds, among other expected benefits resulting from its relationship with New York Life Investments.
The Board considered information regarding New York Life Investments’ methodology for calculating profitability and allocating costs provided by New York Life Investments in connection with the fund profitability analysis presented to the Board.  The Board concluded that New York Life Investments’ methods for allocating costs and procedures for estimating overall profitability of the relationship with the funds in the New York Life Investments Group of Funds were reasonable.  The Board recognized the difficulty in calculating and evaluating a manager’s profitability with respect to each Portfolio and considered that other profitability methodologies may also be reasonable.
The Board also considered certain fall-out benefits that may be realized by New York Life Investments and its affiliates due to their relationships with each Portfolio, including reputational and other indirect benefits.  In addition, the Board considered its review of the management agreement for a money market fund advised by New York Life Investments and an Affiliated Subadvisor that serves as an investment option for each
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Portfolio, including the potential rationale for and costs associated with investments in this money market fund by each Portfolio, if any, and considered information from New York Life Investments that the nature and type of specific investment advisory services provided to this money market fund are distinct from, or in addition to, the investment advisory services provided to each Portfolio.  In addition, the Board considered the potential dividend received tax deduction for insurance company affiliates of New York Life Investments from each Portfolio’s securities lending activity.
The Board noted that each Portfolio serves as an investment option primarily under variable contracts issued by affiliates of New York Life Investments that would receive fees under those contracts.  The Board observed that, in addition to fees earned by New York Life Investments under the Management Agreement for managing each Portfolio, New York Life Investments’ affiliates also earn revenues from serving each Portfolio in various other capacities, including as each Portfolio’s distributor, and insurance companies affiliated with New York Life Investments would be entitled to receive fees from each Portfolio under a distribution and service plan adopted pursuant to Rule 12b-1 under the 1940 Act.  The Board considered information about these other revenues in the context of the profitability of the relationship with each Portfolio to New York Life Investments and its affiliates.  The Board noted that, although it assessed the overall profitability of the relationship with each Portfolio to New York Life Investments and its affiliates as part of the contract review process, when considering the reasonableness of the fee paid to New York Life Investments under the Management Agreement, the Board considered the profitability of New York Life Investments’ relationship with each Portfolio on a pre-tax basis and without regard to distribution expenses incurred by New York Life Investments from its own resources.
The Board noted that the Allocation Portfolios do not pay a management fee for the allocation and other management services provided by New York Life Investments under the Management Agreement but that shareholders of the Allocation Portfolios indirectly pay their pro rata share of the fees and expenses of the underlying funds in which the Allocation Portfolios invest.  The Board considered that the Allocation Portfolios’ investments in underlying funds managed by New York Life Investments or its affiliates indirectly benefit New York Life Investments or its affiliates.  The Board noted that it considers the profits realized by New York Life Investments and its affiliates with respect to the underlying New York Life Investments Funds as part of the annual contract review process for those funds.
After evaluating the information deemed relevant by the Trustees, the Board concluded that any profits realized by New York Life Investments and its affiliates due to their relationships with each Portfolio were not excessive.
Management and Subadvisory Fees and Total Ordinary Operating Expenses
The Board evaluated the reasonableness of the fee paid under each of the Advisory Agreements and each Portfolio’s total ordinary operating expenses.  With respect to the management fee and subadvisory fee for each Portfolio with one of more Subadvisors, the Board primarily considered the reasonableness of the management fee paid by the Portfolio to New York Life Investments because the subadvisory fee paid to each Subadvisor is paid by New York Life Investments, not the Portfolio.  The Board also considered the reasonableness of the subadvisory fee paid by New York Life Investments and the amount of the management fee retained by New York Life Investments with respect to each Portfolio with one or more Subadvisors.
In assessing the reasonableness of each Portfolio’s fees and expenses, the Board primarily considered comparative data provided by ISS on the fees and expenses of similar mutual funds managed by other investment advisers.  The Board considered New York Life Investments’ process for monitoring and addressing potential conflicts of interest in the selection of underlying funds.  In addition, the Board considered information provided by New York Life Investments and each Subadvisor on fees charged to other investment advisory clients, including institutional separate accounts and/or other funds, that follow investment strategies similar to those of the applicable Portfolio(s), if any.  The Board considered the contractual management fee schedule for each Portfolio as compared to those for such other investment advisory clients, taking into account the rationale for differences in fee schedules.  The Board also took into account information provided by New York Life Investments about the more extensive scope of services provided to registered investment companies, such as each Portfolio, as compared with other investment advisory clients.  Additionally, the Board considered the impact of contractual breakpoints, voluntary waivers and/or expense limitation arrangements, as applicable, on each Portfolio’s net management fee and expenses.  The Board also considered that in proposing fees for each Portfolio, New York Life Investments considers the competitive marketplace for mutual funds.
The Board also took into account the following considerations with respect to certain Portfolios:
1. With respect to the NYLI VP CBRE Global Infrastructure Portfolio, the Board considered its discussions with representatives from New York Life Investments regarding the total net expenses paid by the Portfolio.
2. With respect to the NYLI VP Winslow Large Cap Growth Portfolio, the Board considered its discussions with representatives from New York Life Investments regarding the management fee paid by the Portfolio.
3. With respect to the NYLI VP Hedge Multi-Strategy Portfolio, the Board considered its discussions with representatives from New York Life Investments regarding the management fee paid by the Portfolio.
Because the Allocation Portfolios do not pay a management fee to New York Life Investments, the Board considered the reasonableness of fees and expenses the Allocation Portfolios indirectly pay by investing in underlying funds that charge a management fee.  Additionally, because the Allocation Portfolios invest substantially all their assets in other funds advised by New York Life Investments or its affiliates, the Board also considered information provided by New York Life Investments regarding the fees and expenses associated with the Allocation Portfolios’
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investments in other funds, including New York Life Investments’ finding that the applicable Allocation Portfolio’s fees and expenses do not duplicate the fees and expenses of the corresponding acquired fund (when required by Rule 12d1-4 under the 1940 Act).   Because the NYLI VP Hedge Multi-Strategy Portfolio invests primarily in ETFs, the Board also considered information provided by New York Life Investments regarding the fees and expenses associated with the Portfolio’s investments in ETFs, including New York Life Investments’ finding that the Portfolio’s fees and expenses do not duplicate the fees and expenses of the corresponding acquired ETF (when required by Rule 12d1-4 under the 1940 Act).
Additionally, with respect to the NYLI VP MacKay Convertible Portfolio, the Board noted that NYLIM Service Company LLC, an affiliate of New York Life Investments, serves as the transfer agent and dividend disbursing agent for the Service Class and Service 2 Class Shares of the Portfolio but that the Service Class and Service 2 Class Shares do not incur any fees for these services.
The Board further noted that, in certain prior years, New York Life Investments had provided support to the NYLI VP Government U.S. Money Market Portfolio in the form of voluntary waivers and/or reimbursements of fees and expenses in order to maintain a positive yield.
Based on the factors outlined above, among other considerations, the Board concluded that each Portfolio’s management fee and total ordinary operating expenses are within a range that is competitive and support a conclusion that these fees and expenses are reasonable.
Economies of Scale
The Board considered information regarding economies of scale, including whether economies of scale may exist with respect to each Portfolio and whether each Portfolio’s management fee and expense structure permits economies of scale, if any, to be appropriately shared with each Portfolio’s shareholders.  The Board also considered a report from New York Life Investments, previously prepared at the request of the Board, that addressed economies of scale, including with respect to the mutual fund business generally, and the various ways in which the benefits of economies of scale may be shared with the funds in the New York Life Investments Group of Funds.  Although the Board recognized the difficulty of determining economies of scale with precision, the Board acknowledged that economies of scale may be shared with each Portfolio in a number of ways, including, for example, through the imposition of fee breakpoints, initially setting management fee rates at scale or making additional investments to enhance the services provided to each Portfolio.  The Board reviewed information from New York Life Investments showing how each Portfolio’s management fee schedule compared to fee schedules of other funds and accounts managed by New York Life Investments.  The Board also reviewed information from ISS showing how each Portfolio’s management fee schedule compared with fees paid for similar services by peer funds at varying asset levels.  The Board noted that the Allocation Portfolios do not pay a management fee and that the Board separately considers economies of scale as part of its review of the management agreements of underlying New York Life Investments Funds in which the Allocation Portfolios invest and the benefit of any breakpoints in the management fee schedules for the underlying New York Life Investments Funds would pass through to shareholders of the Allocation Portfolios at the specified levels of underlying New York Life Investments Fund assets.
Based on this information, the Board concluded that economies of scale, if any, are appropriately shared for the benefit of each Portfolio’s shareholders through the Portfolio’s management fee and expense structure and other methods to share benefits from economies of scale.
Conclusion
On the basis of the information and factors summarized above, among other information and factors deemed relevant by the Trustees, and the evaluation thereof on a Portfolio-by-Portfolio basis, the Board, including the Independent Trustees voting separately, unanimously voted to approve the continuation of each of the Advisory Agreements for each applicable Portfolio.
1    Candriam, MacKay Shields LLC and NYL Investors LLC are referred to herein as the “Affiliated Subadvisors.” American Century Investment Management, Inc., Brown Advisory LLC, CBRE Investment Management Listed Real Assets LLC, Epoch Investment Partners, Inc., FIAM LLC, Janus Henderson Investors US LLC, Newton Investment Management North America, LLC, Pacific Investment Management Company LLC, PineStone Asset Management Inc., Segall Bryant & Hamill, LLC, Wellington Management Company LLP and Winslow Capital Management, LLC are referred to herein as the “Unaffiliated Subadvisors.”
“New York Life Investments” is both a service mark, and the common trade name, of certain investment advisors affiliated with New York Life Insurance Company. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
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NYLI VP Wellington Growth Portfolio
(formerly known as MainStay VP Wellington Growth Portfolio)

Annual Report - Financial Statements and Other Information
December 31, 2024

Portfolio of Investments December 31, 2024†^
	Shares	Value
Common Stocks 99.6%
Aerospace & Defense 2.4%
General Dynamics Corp.	29,606	$ 7,800,885
General Electric Co.	49,032	8,178,047
		15,978,932
Automobiles 4.0%
Tesla, Inc. (a)	65,275	26,360,656
Biotechnology 0.9%
Vertex Pharmaceuticals, Inc. (a)	14,858	5,983,317
Broadline Retail 6.8%
Amazon.com, Inc. (a)	204,503	44,865,913
Capital Markets 7.1%
Ares Management Corp.	39,189	6,937,629
Goldman Sachs Group, Inc. (The)	2,952	1,690,374
KKR & Co., Inc.	75,078	11,104,787
MSCI, Inc.	2,949	1,769,430
Nasdaq, Inc.	57,908	4,476,867
S&P Global, Inc.	29,070	14,477,732
Tradeweb Markets, Inc., Class A	51,850	6,788,202
		47,245,021
Commercial Services & Supplies 1.7%
Copart, Inc. (a)	130,585	7,494,273
Waste Connections, Inc.	22,381	3,840,132
		11,334,405
Communications Equipment 0.4%
Arista Networks, Inc. (a)	24,522	2,710,417
Consumer Finance 1.0%
American Express Co.	22,917	6,801,537
Entertainment 4.5%
Netflix, Inc. (a)	22,339	19,911,197
Spotify Technology SA (a)	22,365	10,005,654
		29,916,851
Financial Services 3.8%
Corpay, Inc. (a)	3,255	1,101,557
Mastercard, Inc., Class A	38,625	20,338,766
Visa, Inc., Class A	12,648	3,997,274
		25,437,597
	Shares	Value

Health Care Equipment & Supplies 1.7%
Boston Scientific Corp. (a)	63,272	$ 5,651,455
Stryker Corp.	16,230	5,843,612
		11,495,067
Health Care Providers & Services 1.0%
UnitedHealth Group, Inc.	13,341	6,748,678
Health Care REITs 1.7%
Welltower, Inc.	88,337	11,133,112
Hotels, Restaurants & Leisure 2.3%
Chipotle Mexican Grill, Inc. (a)	78,199	4,715,400
DraftKings, Inc., Class A (a)	99,363	3,696,303
Hilton Worldwide Holdings, Inc.	26,519	6,554,436
		14,966,139
Interactive Media & Services 9.5%
Alphabet, Inc., Class C	185,661	35,357,281
Meta Platforms, Inc., Class A	47,381	27,742,049
		63,099,330
IT Services 1.2%
Gartner, Inc. (a)	16,871	8,173,493
Life Sciences Tools & Services 0.8%
Danaher Corp.	23,077	5,297,325
Pharmaceuticals 4.4%
Eli Lilly & Co.	29,703	22,930,716
Zoetis, Inc.	40,417	6,585,142
		29,515,858
Professional Services 0.9%
TransUnion	62,859	5,827,658
Semiconductors & Semiconductor Equipment 19.3%
ARM Holdings plc, ADR (a)(b)	14,261	1,759,237
ASML Holding NV (Registered), ADR	8,566	5,936,923
Broadcom, Inc.	125,886	29,185,410
KLA Corp.	10,282	6,478,894
Marvell Technology, Inc.	71,341	7,879,613
Microchip Technology, Inc.	32,293	1,852,004
Monolithic Power Systems, Inc.	12,461	7,373,174
NVIDIA Corp.	503,255	67,582,114
		128,047,369
Software 15.0%
HubSpot, Inc. (a)	10,719	7,468,678

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
3

Portfolio of Investments December 31, 2024†^ (continued)
	Shares	Value
Common Stocks (continued)
Software (continued)
Intuit, Inc.	19,169	$ 12,047,716
Microsoft Corp.	134,693	56,773,099
Salesforce, Inc.	20,996	7,019,593
ServiceNow, Inc. (a)	15,488	16,419,139
		99,728,225
Specialized REITs 1.1%
Equinix, Inc.	7,610	7,175,393
Specialty Retail 2.9%
O'Reilly Automotive, Inc. (a)	5,827	6,909,657
TJX Cos., Inc. (The)	105,030	12,688,674
		19,598,331
Technology Hardware, Storage & Peripherals 5.2%
Apple, Inc.	137,011	34,310,295
Total Common Stocks (Cost $482,198,887)		661,750,919
Short-Term Investments 0.7%
Affiliated Investment Company 0.5%
NYLI U.S. Government Liquidity Fund, 4.309% (c)	2,999,095	2,999,095
	Shares	Value

Unaffiliated Investment Company 0.2%
Invesco Government & Agency Portfolio, 4.478% (c)(d)	1,649,169	$ 1,649,169
Total Short-Term Investments (Cost $4,648,264)		4,648,264
Total Investments (Cost $486,847,151)	100.3%	666,399,183
Other Assets, Less Liabilities	(0.3)	(2,112,180)
Net Assets	100.0%	$ 664,287,003

†	Percentages indicated are based on Portfolio net assets.
^	Industry classifications may be different than those used for compliance monitoring purposes.
(a)	Non-income producing security.
(b)	All or a portion of this security was held on loan. As of December 31, 2024, the aggregate market value of securities on loan was $1,583,202. The Portfolio received cash collateral with a value of $1,649,169. (See Note 2(G))
(c)	Current yield as of December 31, 2024.
(d)	Represents a security purchased with cash collateral received for securities on loan.

Investments in Affiliates (in 000's)
Investments in issuers considered to be affiliate(s) of the Portfolio during the year ended December 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Investment Companies	Value, Beginning of Year	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Year	Dividend Income	Other Distributions	Shares End of Year
NYLI U.S. Government Liquidity Fund	$ 3,733	$ 147,965	$ (148,699)	$ —	$ —	$ 2,999	$ 353	$ —	2,999
Abbreviation(s):
ADR—American Depositary Receipt
REIT—Real Estate Investment Trust
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
4	NYLI VP Wellington Growth Portfolio

The following is a summary of the fair valuations according to the inputs used as of December 31, 2024, for valuing the Portfolio’s assets:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Common Stocks	$ 661,750,919	$ —	$ —	$ 661,750,919
Short-Term Investments
Affiliated Investment Company	2,999,095	—	—	2,999,095
Unaffiliated Investment Company	1,649,169	—	—	1,649,169
Total Short-Term Investments	4,648,264	—	—	4,648,264
Total Investments in Securities	$ 666,399,183	$ —	$ —	$ 666,399,183

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
5

Statement of Assets and Liabilities as of December 31, 2024
Assets
Investment in unaffiliated securities, at value (identified cost $483,848,056) including securities on loan of $1,583,202	$663,400,088
Investment in affiliated investment companies, at value (identified cost $2,999,095)	2,999,095
Cash	72,520
Receivables:
Dividends	96,087
Portfolio shares sold	11,717
Securities lending	292
Other assets	3,269
Total assets	666,583,068
Liabilities
Cash collateral received for securities on loan	1,649,169
Payables:
Manager (See Note 3)	397,558
Portfolio shares redeemed	200,665
Professional fees	30,709
NYLIFE Distributors (See Note 3)	8,710
Custodian	7,429
Shareholder communication	1,317
Trustees	24
Accrued expenses	484
Total liabilities	2,296,065
Net assets	$664,287,003
Composition of Net Assets
Shares of beneficial interest outstanding (par value of $.001 per share) unlimited number of shares authorized	$21,592
Additional paid-in-capital	436,957,359
436,978,951
Total distributable earnings (loss)	227,308,052
Net assets	$664,287,003
Initial Class
Net assets applicable to outstanding shares	$624,560,045
Shares of beneficial interest outstanding	20,256,995
Net asset value per share outstanding	$30.83
Service Class
Net assets applicable to outstanding shares	$39,726,958
Shares of beneficial interest outstanding	1,335,123
Net asset value per share outstanding	$29.76

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
6	NYLI VP Wellington Growth Portfolio

Statement of Operations for the year ended December 31, 2024
Investment Income (Loss)
Income
Dividends-unaffiliated (net of foreign tax withholding of $24,269)	$3,411,424
Dividends-affiliated	353,387
Securities lending, net	6,376
Total income	3,771,187
Expenses
Manager (See Note 3)	4,473,661
Distribution/Service—Service Class (See Note 3)	101,771
Professional fees	99,300
Custodian	27,423
Trustees	15,139
Shareholder communication	14,406
Miscellaneous	18,626
Total expenses	4,750,326
Net investment income (loss)	(979,139)
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on unaffiliated investments	104,618,610
Net change in unrealized appreciation (depreciation) on unaffiliated investments	46,467,361
Net realized and unrealized gain (loss)	151,085,971
Net increase (decrease) in net assets resulting from operations	$150,106,832
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
7

Statements of Changes in Net Assets
for the years ended December 31, 2024 and December 31, 2023
	2024	2023
Increase (Decrease) in Net Assets
Operations:
Net investment income (loss)	$(979,139)	$(288,133)
Net realized gain (loss)	104,618,610	2,925,180
Net change in unrealized appreciation (depreciation)	46,467,361	189,464,907
Net increase (decrease) in net assets resulting from operations	150,106,832	192,101,954
Capital share transactions:
Net proceeds from sales of shares	7,061,317	3,301,321
Cost of shares redeemed	(104,603,342)	(127,839,061)
Increase (decrease) in net assets derived from capital share transactions	(97,542,025)	(124,537,740)
Net increase (decrease) in net assets	52,564,807	67,564,214
Net Assets
Beginning of year	611,722,196	544,157,982
End of year	$664,287,003	$611,722,196
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
8	NYLI VP Wellington Growth Portfolio

Financial Highlights selected per share data and ratios
	Year Ended December 31,
Initial Class	2024	2023	2022	2021	2020
Net asset value at beginning of year	$24.44	$17.64	$40.09	$39.15	$32.64
Net investment income (loss) (a)	(0.04)	(0.01)	(0.03)	(0.12)	0.12
Net realized and unrealized gain (loss)	6.43	6.81	(13.45)	7.70	10.08
Total from investment operations	6.39	6.80	(13.48)	7.58	10.20
Less distributions:
From net investment income	—	—	—	(0.15)	(0.21)
From net realized gain on investments	—	—	(8.97)	(6.49)	(3.48)
Total distributions	—	—	(8.97)	(6.64)	(3.69)
Net asset value at end of year	$30.83	$24.44	$17.64	$40.09	$39.15
Total investment return (b)	26.13%	38.55%(c)	(33.17)%	19.75%	32.30%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	(0.14)%	(0.03)%	(0.12)%	(0.28)%	0.35%
Net expenses (d)	0.72%	0.72%	0.73%	0.72%	0.73%
Expenses (before waiver/reimbursement) (d)	0.72%	0.72%	0.73%	0.73%	0.73%
Portfolio turnover rate	66%	40%	42%	48%	144%
Net assets at end of year (in 000's)	$624,560	$572,153	$509,030	$716,521	$590,841

(a)	Per share data based on average shares outstanding during the year.
(b)	Total return does not reflect any deduction of sales charges, mortality and expense charges, contract charges or administrative charges.
(c)	Total investment return may reflect adjustments to conform to generally accepted accounting principles.
(d)	In addition to the fees and expenses which the Portfolio bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.

	Year Ended December 31,
Service Class	2024	2023	2022	2021	2020
Net asset value at beginning of year	$23.65	$17.11	$39.39	$38.57	$32.19
Net investment income (loss) (a)	(0.10)	(0.06)	(0.10)	(0.22)	0.04
Net realized and unrealized gain (loss)	6.21	6.60	(13.21)	7.57	9.93
Total from investment operations	6.11	6.54	(13.31)	7.35	9.97
Less distributions:
From net investment income	—	—	—	(0.04)	(0.11)
From net realized gain on investments	—	—	(8.97)	(6.49)	(3.48)
Total distributions	—	—	(8.97)	(6.53)	(3.59)
Net asset value at end of year	$29.76	$23.65	$17.11	$39.39	$38.57
Total investment return (b)	25.82%	38.22%(c)	(33.33)%	19.45%	31.97%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	(0.38)%	(0.28)%	(0.37)%	(0.53)%	0.11%
Net expenses (d)	0.97%	0.97%	0.98%	0.97%	0.98%
Expenses (before waiver/reimbursement) (d)	0.97%	0.97%	0.98%	0.98%	0.98%
Portfolio turnover rate	66%	40%	42%	48%	144%
Net assets at end of year (in 000's)	$39,727	$39,570	$35,128	$56,983	$57,351

(a)	Per share data based on average shares outstanding during the year.
(b)	Total return does not reflect any deduction of sales charges, mortality and expense charges, contract charges or administrative charges.
(c)	Total investment return may reflect adjustments to conform to generally accepted accounting principles.
(d)	In addition to the fees and expenses which the Portfolio bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
9

Notes to Financial Statements
Note 1–Organization and Business
New York Life Investments VP Funds Trust (the “Fund”) (formerly known as MainStay VP Funds Trust) was organized as a Delaware statutory trust on February 1, 2011. The Fund is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Fund is comprised of thirty-three separate series (collectively referred to as the “Portfolios”). These financial statements and notes relate to the NYLI VP Wellington Growth Portfolio (formerly known as MainStay VP Wellington Growth Portfolio) (the "Portfolio"), a "diversified” portfolio, as that term is defined in the 1940 Act, as interpreted or modified by regulatory authorities having jurisdiction, from time to time.
Shares of the Portfolio are currently offered to certain separate accounts to fund variable annuity policies and variable universal life insurance policies issued by New York Life Insurance and Annuity Corporation (“NYLIAC”), a wholly-owned subsidiary of New York Life Insurance Company (“New York Life”) and may also be offered to fund variable annuity policies and variable universal life insurance policies issued by other insurance companies. NYLIAC allocates shares of the Portfolio to, among others, certain NYLIAC separate accounts. Shares of the Portfolio are also offered to the NYLI VP Conservative Allocation Portfolio, NYLI VP Moderate Allocation Portfolio, NYLI VP Growth Allocation Portfolio and NYLI VP Equity Allocation Portfolio, which operate as “funds-of-funds," and other variable insurance funds.
The following table lists the Portfolio's share classes that have been registered and commenced operations:
Class	Commenced Operations
Initial Class	January 29, 1993
Service Class	June 5, 2003
Shares of the Portfolio are offered and are redeemed at a price equal to their respective net asset value (“NAV”) per share. No sales or redemption charge is applicable to the purchase or redemption of the Portfolio's shares. Under the terms of the Fund’s multiple class plan, adopted pursuant to Rule 18f-3 under the 1940 Act, the classes differ in that, among other things, Service Class shares of the Portfolio pay a combined distribution and service fee of 0.25% of average daily net assets attributable to Service Class shares of the Portfolio to the Distributor (as defined in Note 3(B)) pursuant to a plan adopted in accordance with Rule 12b-1 under the 1940 Act. Contract owners of variable annuity contracts purchased after June 2, 2003, are permitted to invest only in the Service Class shares.
The Portfolio's investment objective is to seek long-term growth of capital.
In this reporting period, the Portfolio adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures ("ASU 2023-07"). Adoption of the new standard impacted financial statement disclosures only and did not affect the Portfolio's financial position or its results of operations. The intent of
ASU 2023-07 is, through improved segment disclosures, to enable investors to better understand an entity's overall performance and to assess its potential future cash flows. NYLI Disclosure Committee ("Committee") acts as the Portfolio's chief operating decision maker assessing performance and making decisions about resource allocation. The Committee has determined that the Portfolio has a single operating segment based on the fact that the Committee monitors the operating results of the Portfolio as a whole and the Portfolio's long-term strategic asset allocation is pre-determined in accordance with the terms of its respective prospectus, based on a defined investment strategy which is executed by the Portfolio's portfolio managers as a team. The financial information provided to and reviewed by the Committee is consistent with that presented in the Portfolio's Portfolio of Investments, Statement of Changes in Net Assets and Financial Highlights.
Note 2–Significant Accounting Policies
The Portfolio is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services—Investment Companies. The Portfolio prepares its financial statements in accordance with generally accepted accounting principles (“GAAP”) in the United States of America and follows the significant accounting policies described below.
(A) Securities Valuation.  Investments are usually valued as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time) on each day the Portfolio is open for business ("valuation date").
Pursuant to Rule 2a-5 under the 1940 Act, the Board of Trustees of the Fund (the "Board") has designated New York Life Investment Management LLC (“New York Life Investments” or the "Manager") as its Valuation Designee (the "Valuation Designee"). The Valuation Designee is responsible for performing fair valuations relating to all investments in the Portfolio’s portfolio for which market quotations are not readily available; periodically assessing and managing material valuation risks; establishing and applying fair value methodologies; testing fair valuation methodologies; evaluating and overseeing pricing services; ensuring appropriate segregation of valuation and portfolio management functions; providing quarterly, annual and prompt reporting to the Board, as appropriate; identifying potential conflicts of interest; and maintaining appropriate records. The Valuation Designee has established a valuation committee ("Valuation Committee") to assist in carrying out the Valuation Designee’s responsibilities and establish prices of securities for which market quotations are not readily available. The Portfolio's and the Valuation Designee's policies and procedures ("Valuation Procedures") govern the Valuation Designee’s selection and application of methodologies for determining and calculating the fair value of Portfolio investments. The Valuation Designee may value the Portfolio's portfolio securities for which market quotations are not readily available and other Portfolio assets utilizing inputs from pricing services and other third-party sources. The Valuation Committee meets (in person, via electronic mail or

10	NYLI VP Wellington Growth Portfolio

via teleconference) on an ad-hoc basis to determine fair valuations and on a quarterly basis to review fair value events with respect to certain securities for which market quotations are not readily available, including valuation risks and back-testing results, and to preview reports to the Board.
The Valuation Committee establishes prices of securities for which market quotations are not readily available based on such methodologies and measurements on a regular basis after considering information that is reasonably available and deemed relevant by the Valuation Committee. The Board shall oversee the Valuation Designee and review fair valuation materials on a prompt, quarterly and annual basis and approve proposed revisions to the Valuation Procedures.
Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to the Valuation Procedures. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the Portfolio can access at the measurement date, provided that a quotation will not be readily available if it is not reliable. "Fair value" is defined as the price the Portfolio would reasonably expect to receive upon selling an asset or liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the asset or liability. Fair value measurements are determined within a framework that establishes a three-tier hierarchy that maximizes the use of observable market data and minimizes the use of unobservable inputs to establish a classification of fair value measurements for disclosure purposes. "Inputs" refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, such as the risk inherent in a particular valuation technique used to measure fair value using a pricing model and/or the risk inherent in the inputs for the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions market participants would use in pricing the asset or liability based on the information available. The inputs or methodology used for valuing assets or liabilities may not be an indication of the risks associated with investing in those assets or liabilities. The three-tier hierarchy of inputs is summarized below.
•	Level 1—quoted prices (unadjusted) in active markets for an identical asset or liability
•	Level 2—other significant observable inputs (including quoted prices for a similar asset or liability in active markets, interest rates and yield curves, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio's own assumptions about the assumptions that market participants would use in measuring fair value of an asset or liability)
The level of an asset or liability within the fair value hierarchy is based on the lowest level of an input, both individually and in the aggregate, that is significant to the fair value measurement. The aggregate value by input level of the Portfolio’s assets and liabilities as of December 31, 2024, is included at the end of the Portfolio of Investments.
The Portfolio may use third-party vendor evaluations, whose prices may be derived from one or more of the following standard inputs, among others:
• Broker/dealer quotes	• Benchmark securities
• Two-sided markets	• Reference data (corporate actions or material event notices)
• Bids/offers	• Monthly payment information
• Industry and economic events	• Reported trades
An asset or liability for which a market quotation is not readily available is valued by methods deemed reasonable in good faith by the Valuation Committee, following the Valuation Procedures to represent fair value. Under these procedures, the Valuation Designee generally uses a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information. The Valuation Designee may also use an income-based valuation approach in which the anticipated future cash flows of the asset or liability are discounted to calculate fair value. Fair value represents a good faith approximation of the value of a security. Fair value determinations involve the consideration of a number of subjective factors, an analysis of applicable facts and circumstances and the exercise of judgment. As a result, it is possible that the fair value for a security determined in good faith in accordance with the Valuation Procedures may differ from valuations for the same security determined for other funds using their own valuation procedures. Although the Valuation Procedures are designed to value a security at the price the Portfolio may reasonably expect to receive upon the security's sale in an orderly transaction, there can be no assurance that any fair value determination thereunder would, in fact, approximate the amount that the Portfolio would actually realize upon the sale of the security or the price at which the security would trade if a reliable market price were readily available. During the year ended December 31, 2024, there were no material changes to the fair value methodologies.
Securities which may be valued in this manner include, but are not limited to: (i) a security for which trading has been halted or suspended or otherwise does not have a readily available market quotation on a given day; (ii) a debt security that has recently gone into default and for which there is not a current market quotation; (iii) a security of an issuer that has entered into a restructuring; (iv) a security that has been delisted from a national exchange; (v) a security subject to trading collars for which no or limited trading takes place; and (vi) a security whose principal market has been temporarily closed at a time when, under normal conditions, it would be open. Securities valued in this manner are generally categorized as Level 2 or 3 in the hierarchy.
Equity securities, rights and warrants, if applicable, are valued at the last quoted sales prices as of the close of regular trading on the relevant exchange on each valuation date. Securities that are not traded on the
11

Notes to Financial Statements (continued)
valuation date are valued at the mean of the last quoted bid and ask prices. Prices are normally taken from the principal market in which each security trades. These securities are generally categorized as Level 1 in the hierarchy.
Investments in mutual funds, including money market funds, are valued at their respective NAVs at the close of business each day on the valuation date. These securities are generally categorized as Level 1 in the hierarchy.
Temporary cash investments acquired in excess of 60 days to maturity at the time of purchase are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities and ratings), both as furnished by independent pricing services. Temporary cash investments that mature in 60 days or less at the time of purchase ("Short-Term Investments") are valued using the amortized cost method of valuation, unless the use of such method would be inappropriate. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between such cost and the principal on maturity date. Amortized cost approximates the current fair value of a security. Securities valued using the amortized cost method are not valued using quoted prices in an active market and are generally categorized as Level 2 in the hierarchy.
The information above is not intended to reflect an exhaustive list of the methodologies that may be used to value portfolio investments. The Valuation Procedures permit the use of a variety of valuation methodologies in connection with valuing portfolio investments. The methodology used for a specific type of investment may vary based on the market data available or other considerations. The methodologies summarized above may not represent the specific means by which portfolio investments are valued on any particular business day.
(B) Income Taxes.   The Portfolio's policy is to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute all of its taxable income to the shareholders of the Portfolio within the allowable time limits.
The Manager evaluates the Portfolio’s tax positions to determine if the tax positions taken meet the minimum recognition threshold in connection with accounting for uncertainties in income tax positions taken or expected to be taken for the purposes of measuring and recognizing tax liabilities in the financial statements. Recognition of tax benefits of an uncertain tax position is permitted only to the extent the position is “more likely than not” to be sustained assuming examination by taxing authorities. The Manager analyzed the Portfolio's tax positions taken on federal, state and local income tax returns for all open tax years (for up to three tax years) and has concluded that no provisions for federal, state and local income tax are required in the Portfolio's financial statements. The Portfolio's federal, state and local income tax and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state and local departments of revenue.
(C) Dividends and Distributions to Shareholders. Dividends and distributions are recorded on the ex-dividend date. The Portfolio intends to declare and pay dividends from net investment income and distributions from net realized capital and currency gains, if any, at least annually. All dividends and distributions are reinvested at NAV in the same class of shares of the Portfolio. Dividends and distributions to shareholders are determined in accordance with federal income tax regulations and may differ from determinations using GAAP.
(D) Security Transactions and Investment Income. The Portfolio records security transactions on the trade date. Realized gains and losses on security transactions are determined using the identified cost method. Dividend income is recognized on the ex-dividend date, net of any foreign tax withheld at the source, and interest income is accrued as earned using the effective interest rate method. Distributions received from real estate investment trusts, if applicable, may be classified as dividends, capital gains and/or return of capital.
Investment income and realized and unrealized gains and losses on investments of the Portfolio are allocated pro rata to the separate classes of shares based upon their relative net assets on the date the income is earned or realized and unrealized gains and losses are incurred.
(E) Expenses.  Expenses of the Fund are allocated to the individual Portfolios in proportion to the net assets of the respective Portfolios when the expenses are incurred, except where direct allocations of expenses can be made. Expenses (other than fees incurred under the distribution and service plans, further discussed in Note 3(B), which are charged directly to the Service Class shares) are allocated to separate classes of shares pro rata based upon their relative net assets on the date the expenses are incurred. The expenses borne by the Portfolio, including those of related parties to the Portfolio, are shown in the Statement of Operations.
Additionally, the Portfolio may invest in mutual funds, which are subject to management fees and other fees that may cause the costs of investing in mutual funds to be greater than the costs of owning the underlying securities directly. These indirect expenses of mutual funds are not included in the amounts shown as expenses in the Statement of Operations or in the expense ratios included in the Financial Highlights.
(F) Use of Estimates.  In preparing financial statements in conformity with GAAP, the Manager makes estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates and assumptions.
(G) Securities Lending. In order to realize additional income, the Portfolio may engage in securities lending, subject to the limitations set forth in the 1940 Act and relevant guidance by the staff of the Securities and Exchange Commission (“SEC”). If the Portfolio engages in securities lending, the Portfolio will lend through its custodian, JPMorgan Chase Bank, N.A., ("JPMorgan"), acting as securities lending agent on behalf of

12	NYLI VP Wellington Growth Portfolio

the Portfolio. Under the current arrangement, JPMorgan will manage the Portfolio's collateral in accordance with the securities lending agency agreement between the Portfolio and JPMorgan, and indemnify the Portfolio against counterparty risk. The loans will be collateralized by cash (which may be invested in a money market fund) and/or non-cash collateral (which may include U.S. Treasury securities and/or U.S. government agency securities issued or guaranteed by the United States government or its agencies or instrumentalities) at least equal at all times to the market value of the securities loaned. Non-cash collateral held at year end is segregated and cannot be transferred by the Portfolio. The Portfolio bears the risk of delay in recovery of, or loss of rights in, the securities loaned. The Portfolio may also record a realized gain or loss on securities deemed sold due to a borrower’s inability to return securities on loan. The Portfolio bears the risk of any loss on investment of cash collateral. The Portfolio will receive compensation for lending its securities in the form of fees or it will retain a portion of interest earned on the investment of any cash collateral. The Portfolio will also continue to receive interest and dividends on the securities loaned and any gain or loss in the market price of the securities loaned that may occur during the term of the loan will be for the account of the Portfolio. Income earned from securities lending activities, if any, is reflected in the Statement of Operations.
(H) Indemnifications.  Under the Fund’s organizational documents, its officers and trustees are indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Portfolio enters into contracts with third-party service providers that contain a variety of representations and warranties and that may provide general indemnifications. The Portfolio's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio that have not yet occurred. The Manager believes that the risk of loss in connection with these potential indemnification obligations is remote. However, there can be no assurance that material liabilities related to such obligations will not arise in the future, which could adversely impact the Portfolio.
Note 3–Fees and Related Party Transactions
(A) Manager and Subadvisor.  New York Life Investments, a registered investment adviser and an indirect, wholly-owned subsidiary of New York Life, serves as the Portfolio's Manager, pursuant to an Amended and Restated Management Agreement ("Management Agreement"). The Manager provides offices, conducts clerical, recordkeeping and bookkeeping services and keeps most of the financial and accounting records required to be maintained by the Portfolio. Except for the portion of salaries and expenses that are the responsibility of the Portfolio, the Manager pays the salaries and expenses of all personnel affiliated with the Portfolio and certain operational expenses of the Portfolio. The Portfolio reimburses New York Life Investments in an amount equal to the portion of the compensation of the Chief Compliance Officer attributable to the Portfolio. Wellington Management Company LLP ("Wellington" or the "Subadvisor"), a registered investment adviser, serves as the Subadvisor to the Portfolio and is responsible for the day-to-day portfolio management of the Portfolio. Pursuant to the terms of a Subadvisory Agreement between New York Life Investments and Wellington, New York Life Investments pays for the services of the Subadvisor.
Pursuant to the Management Agreement, the Fund pays the Manager, on behalf of the Portfolio, a monthly fee for the services performed and the facilities furnished at an annual rate of the Portfolio's average daily net assets as follows: 0.70% up to $500 million; 0.65% from $500 million to $1 billion; 0.625% from $1 billion to $2 billion; and 0.60% in excess of $2 billion. During the year ended December 31, 2024, the effective management fee rate was 0.69% of the Portfolio's average daily net assets.
During the year ended December 31, 2024, New York Life Investments earned fees from the Portfolio in the amount of $4,473,661 and paid the Subadvisor fees in the amount of $1,846,951.
JPMorgan provides sub-administration and sub-accounting services to the Portfolio pursuant to an agreement with New York Life Investments. These services include calculating the daily NAVs of the Portfolio, maintaining the general ledger and sub-ledger accounts for the calculation of the Portfolio's NAVs, and assisting New York Life Investments in conducting various aspects of the Portfolio's administrative operations. For providing these services to the Portfolio, JPMorgan is compensated by New York Life Investments.
Pursuant to an agreement between the Fund and New York Life Investments, New York Life Investments is responsible for providing or procuring certain regulatory reporting services for the Portfolio. The Portfolio will reimburse New York Life Investments for the actual costs incurred by New York Life Investments in connection with providing or procuring these services for the Portfolio.
(B) Distribution and Service Fees.  The Fund, on behalf of the Portfolio, has entered into a distribution agreement with NYLIFE Distributors LLC (the “Distributor”), an affiliate of New York Life Investments. The Portfolio has adopted a distribution plan (the “Plan”) in accordance with the provisions of Rule 12b-1 under the 1940 Act. Under the Plan, the Distributor has agreed to provide, through its affiliates or independent third parties, various distribution-related, shareholder and administrative support services to the Service Class shareholders. For its services, the Distributor is entitled to a combined distribution and service fee accrued daily and paid monthly at an annual rate of 0.25% of the average daily net assets attributable to the Service Class shares of the Portfolio.
13

Notes to Financial Statements (continued)
Note 4-Federal Income Tax
As of December 31, 2024, the cost and unrealized appreciation (depreciation) of the Portfolio’s investment portfolio, including applicable derivative contracts and other financial instruments, as determined on a federal income tax basis, were as follows:
	Federal Tax Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Investments in Securities	$488,303,323	$182,057,655	$(3,961,795)	$178,095,860
As of December 31, 2024, the components of accumulated gain (loss) on a tax basis were as follows:
Ordinary Income	Accumulated Capital and Other Gain (Loss)	Other Temporary Differences	Unrealized Appreciation (Depreciation)	Total Accumulated Gain (Loss)
$—	$49,212,192	$—	$178,095,860	$227,308,052
The difference between book-basis and tax-basis unrealized appreciation (depreciation) is primarily due to wash sale adjustments.
The following table discloses the current year reclassifications between total distributable earnings (loss) and additional paid-in capital arising from permanent differences; net assets as of December 31, 2024 were not affected.
Total Distributable Earnings (Loss)	Additional Paid-In Capital
$827,078	$(827,078)
The reclassifications for the Portfolio are primarily due to net operating losses.
The Portfolio utilized $52,103,045 of capital loss carryforwards during the year ended December 31, 2024.
Note 5–Custodian
JPMorgan is the custodian of cash and securities held by the Portfolio. Custodial fees are charged to the Portfolio based on the Portfolio's net assets and/or the market value of securities held by the Portfolio and the number of certain transactions incurred by the Portfolio.
Note 6–Line of Credit
The Portfolio and certain other funds managed by New York Life Investments maintain a line of credit with a syndicate of banks in order to secure a source of funds for temporary purposes to meet unanticipated or excessive redemption requests.
Effective July 23, 2024, under the credit agreement (the “Credit Agreement”), the aggregate commitment amount is $600,000,000 with an additional uncommitted amount of $100,000,000. The commitment fee is an annual rate of 0.15% of the average commitment amount payable quarterly, regardless of usage, to JPMorgan, who serves as the agent to the syndicate. The commitment fee is allocated among the Portfolio and certain other funds managed by New York Life Investments based upon their respective net assets and other factors. Interest on any revolving credit loan is charged based upon the Federal Funds Rate, Daily Simple Secured Overnight Financing Rate ("SOFR") + 0.10%, or the Overnight Bank Funding Rate, whichever is higher. The Credit Agreement expires on July 22, 2025, although the Portfolio, certain other funds managed by New York Life Investments and the syndicate of banks may renew the Credit Agreement for an additional year on the same or different terms or enter into a credit agreement with a different syndicate of banks. Prior to July 23, 2024, the aggregate commitment amount and the commitment fee were the same as those under the current Credit Agreement. During the year ended December 31, 2024, there were no borrowings made or outstanding with respect to the Portfolio under the Credit Agreement.
Note 7–Interfund Lending Program
Pursuant to an exemptive order issued by the SEC, the Portfolio, along with certain other funds managed by New York Life Investments, may participate in an interfund lending program. The interfund lending program provides an alternative credit facility that permits the Portfolio and certain other funds managed by New York Life Investments to lend or borrow money for temporary purposes directly to or from one another, subject to the conditions of the exemptive order. During the year ended December 31, 2024, there were no interfund loans made or outstanding with respect to the Portfolio.
Note 8–Purchases and Sales of Securities (in 000’s)
During the year ended December 31, 2024, purchases and sales of securities, other than short-term securities, were $421,631 and $518,790, respectively.
The Portfolio may purchase securities from or sell securities to other portfolios managed by the Subadvisor. These interportfolio transactions are primarily used for cash management purposes and are made pursuant to Rule 17a-7 under the 1940 Act. The Rule 17a-7 transactions during the year ended December 31, 2024, were as follows:
Sales (000's)	Realized Gain / (Loss) (000's)
$1,687	$173

14	NYLI VP Wellington Growth Portfolio

Note 9–Capital Share Transactions
Transactions in capital shares for the years ended December 31, 2024 and December 31, 2023, were as follows:
Initial Class	Shares	Amount
Year ended December 31, 2024:
Shares sold	202,049	$5,828,396
Shares redeemed	(3,351,259)	(94,163,985)
Net increase (decrease)	(3,149,210)	$(88,335,589)
Year ended December 31, 2023:
Shares sold	127,521	$2,517,254
Shares redeemed	(5,584,865)	(119,216,813)
Net increase (decrease)	(5,457,344)	$(116,699,559)

Service Class	Shares	Amount
Year ended December 31, 2024:
Shares sold	44,710	$1,232,921
Shares redeemed	(382,718)	(10,439,357)
Net increase (decrease)	(338,008)	$(9,206,436)
Year ended December 31, 2023:
Shares sold	38,294	$784,067
Shares redeemed	(418,809)	(8,622,248)
Net increase (decrease)	(380,515)	$(7,838,181)
Note 10–Recent Accounting Pronouncement
In December 2023, the FASB issued Accounting Standard Update No. 2023-09, Income Taxes (ASC 740) Improvements to Income Tax Disclosures (“ASU 2023-09”). The primary purpose of the amendments within ASU 2023-09 is to enhance the transparency and decision usefulness of income tax disclosures primarily related to the rate reconciliation table and income taxes paid information. The amendments in ASU 2023-09 require that public business entities on an annual basis (1) disclose specific categories in the rate reconciliation and (2) provide additional information for reconciling items that meet a quantitative threshold. In addition, the amendments in this ASU 2023-09 require that all entities disclose on an annual basis taxes paid disaggregated by; federal, state, foreign, and jurisdiction (when income taxes paid is equal to or greater than five percent of total income taxes paid). The amendments in ASU 2023-09 are effective for public business entities beginning after December 15, 2024. Early adoption is permitted for annual financial statements that have not yet been issued or made available for issuance. The amendments in ASU 2023-09 should be applied on a prospective basis. Retrospective application is permitted. Management is currently assessing the impact this standard will have on our financial statements as well as the method by which we will adopt the new standard. The Adviser does not expect the guidance to have a material impact to the Portfolio.
Note 11–Subsequent Events
In connection with the preparation of the financial statements of the Portfolio for the year ended December 31, 2024, events and transactions subsequent to December 31, 2024, through the date the financial statements were issued, have been evaluated by the Manager for possible adjustment and/or disclosure. No subsequent events requiring financial statement adjustment or disclosure have been identified.
15

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of New York Life Investments VP Funds Trust (formerly known as MainStay VP Funds Trust) and Shareholders of NYLI VP Wellington Growth Portfolio (formerly known as MainStay VP Wellington Growth Portfolio)
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of NYLI VP Wellington Growth Portfolio (one of the portfolios constituting New York Life Investments VP Funds Trust, referred to hereafter as the “Portfolio”) as of December 31, 2024, the related statement of operations for the year ended December 31, 2024, the statements of changes in net assets for each of the two years in the period ended December 31, 2024, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2024 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Portfolio as of December 31, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2024 and the financial highlights for each of the five years in the period ended December 31, 2024 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Portfolio’s management. Our responsibility is to express an opinion on the Portfolio’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Portfolio in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2024 by correspondence with the custodian and transfer agents. We believe that our audits provide a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
New York, New York
February 21, 2025
We have served as the auditor of one or more investment companies in the New York Life Investments group of funds since 1984.
16	NYLI VP Wellington Growth Portfolio

Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
Included in the Statement of Operations within the Portfolio’s Financial Statements.
17

Statement Regarding Basis for Approval of Investment Advisory Agreement and Subadvisory Agreement
The continuation of the Management Agreement with respect to each series (“Portfolio”) of the New York Life Investments VP Funds Trust (“Trust”) and New York Life Investment Management LLC (“New York Life Investments”) and each of the Subadvisory Agreements between New York Life Investments and each of American Century Investment Management, Inc., Brown Advisory LLC, Candriam, CBRE Investment Management Listed Real Assets LLC, Epoch Investment Partners, Inc., FIAM LLC, Janus Henderson Investors US LLC, MacKay Shields LLC, Newton Investment Management North America, LLC, NYL Investors LLC, Pacific Investment Management Company LLC, PineStone Asset Management Inc., Segall Bryant & Hamill, LLC, Wellington Management Company LLP and Winslow Capital Management, LLC (together, “Subadvisors”)1 with respect to the applicable Portfolio(s) (together, “Advisory Agreements”) is subject to annual review and approval by the Board of Trustees of the Trust (“Board”) in accordance with Section 15 of the Investment Company Act of 1940, as amended (“1940 Act”).  At its December 3–4, 2024 meeting, the Board, including the Trustees who are not an “interested person” (as such term is defined in the 1940 Act) of the Trust (“Independent Trustees”) voting separately, unanimously approved the continuation of each of the Advisory Agreements for each applicable Portfolio for a one-year period.
In reaching the decision to approve the continuation of each of the Advisory Agreements, the Board considered information and materials furnished by New York Life Investments and each Subadvisor in connection with an annual contract review process undertaken by the Board that took place at meetings of the Board and its Contracts Committee from September 2024 through December 2024, including information and materials furnished by New York Life Investments and each Subadvisor in response to requests prepared on behalf of the Board, and in consultation with the Independent Trustees, by independent legal counsel to the Independent Trustees, which encompassed a variety of topics, including those summarized below.  Information and materials requested by and furnished to the Board for consideration in connection with the contract review process included, among other items, reports on each Portfolio and “peer funds” prepared by Institutional Shareholder Services Inc. (“ISS”), an independent third-party service provider engaged by the Board to report objectively on each Portfolio’s investment performance, management fee and total expenses.  The Board also considered information on the fees charged to other investment advisory clients of New York Life Investments and/or each applicable Subadvisor that follow investment strategies similar to those of each Portfolio, if any, and, when applicable, the rationale for differences in each Portfolio’s management and subadvisory fees, as applicable, and the fees charged to those other investment advisory clients.  In addition, the Board considered information regarding the legal standards and fiduciary obligations applicable to its consideration of the continuation of each of the Advisory Agreements.  The contract review process, including the structure and format for information and materials provided to the Board, has been developed in consultation with the Board.  The Independent
Trustees also met in executive sessions with their independent legal counsel and, for portions thereof, with senior management of New York Life Investments.
The Board’s deliberations with respect to the continuation of each of the Advisory Agreements reflect a year-long process, and the Board also took into account information furnished to the Board and its Committees throughout the year, as deemed relevant and appropriate by the Trustees, including, among other items, reports on investment performance of each Portfolio and investment-related matters for each Portfolio as well as presentations from New York Life Investments and, generally annually, personnel of each Subadvisor.  In addition, the Board took into account other information provided by New York Life Investments throughout the year, including, among other items, periodic reports on legal and compliance matters, risk management, portfolio turnover, brokerage commissions and non-advisory services provided to each Portfolio by New York Life Investments, as deemed relevant and appropriate by the Trustees.
In addition to information provided to the Board throughout the year, the Board received information in connection with its June 2024 meeting provided specifically in response to requests prepared on behalf of the Board, and in consultation with the Independent Trustees, by independent legal counsel to the Independent Trustees regarding each Portfolio’s distribution arrangements.  In addition, the Board received information regarding each Portfolio’s asset levels, share purchase and redemption activity and the payment of Rule 12b-1 and/or certain other fees by the applicable share class(es) of each applicable Portfolio, among other information.
In considering the continuation of each of the Advisory Agreements, the Trustees reviewed and evaluated the information and factors they believed to reasonably be necessary and appropriate in light of legal advice furnished to them by independent legal counsel to the Independent Trustees and through the exercise of their own business judgment.  Although individual Trustees may have weighed certain factors or information differently and the Board did not consider any single factor or information controlling in reaching its decision, the factors that figured prominently in the Board’s consideration of the continuation of each of the Advisory Agreements with respect to each applicable Portfolio are summarized in more detail below and include, among other factors: (i) the nature, extent and quality of the services provided to the Portfolio by New York Life Investments and the Subadvisor(s), if applicable; (ii) the qualifications of the portfolio manager(s) of the Portfolio and the historical investment performance of the Portfolio, New York Life Investments and, if applicable, the Subadvisor(s); (iii) the costs of the services provided, and profits realized, by New York Life Investments and the Subadvisor(s), if applicable, with respect to their relationships with the Portfolio; (iv) the extent to which economies of scale have been realized or may be realized if the Portfolio grows and the extent to which any economies of scale have been shared, have benefited or may benefit the Portfolio’s

18

shareholders; and (v) the reasonableness of the Portfolio’s management and, if applicable, subadvisory fees and total ordinary operating expenses.  Although the Board recognized that comparisons between each Portfolio’s fees and expenses and those of other funds are imprecise given different terms of agreements, variations in fund strategies and other factors, the Board considered the reasonableness of each Portfolio’s management fee and total ordinary operating expenses as compared to peer funds identified by ISS.  Throughout their considerations, the Trustees acknowledged the commitment of New York Life Investments and its affiliates to serve the New York Life Investments Group of Funds, as well as their capacity, experience, resources, financial stability and reputations.  The Trustees also acknowledged the entrepreneurial and other risks assumed by New York Life Investments in sponsoring and managing each Portfolio.  With respect to the Subadvisory Agreements, the Board took into account New York Life Investments’ recommendation to approve the continuation of each of the Subadvisory Agreements.
The Trustees noted that, throughout the year, the Trustees are afforded an opportunity to ask questions of, and request additional information or materials from, New York Life Investments and each Subadvisor.  The Board’s decision with respect to each of the Advisory Agreements may have also been based, in part, on the Board’s knowledge of New York Life Investments and each Subadvisor resulting from, among other things, the Board’s consideration of each of the Advisory Agreements in prior years, the advisory agreements for other funds in the New York Life Investments Group of Funds, the Board’s review throughout the year of the performance and operations of other funds in the New York Life Investments Group of Funds and each Trustee’s business judgment and industry experience.  In addition to considering the above-referenced factors, the Board observed that in the marketplace, notably under variable life insurance policies and variable annuity contracts for which each Portfolio serves as an investment option, there are a range of investment options available to investors and that each Portfolio’s shareholders, having had the opportunity to consider other investment options, have invested in the Portfolio.
The factors that figured prominently in the Board’s decision to approve the continuation of each of the Advisory Agreements during the Board’s December 3-4, 2024 meeting are summarized in more detail below.  The Board considered on a Portfolio-by-Portfolio basis the factors and information deemed relevant and appropriate by the Trustees to evaluate the continuation of each of the Advisory Agreements, and the Board’s decision was made separately with respect to each Portfolio.
Nature, Extent and Quality of Services Provided by New York Life Investments and the Subadvisors
The Board examined the nature, extent and quality of the services that New York Life Investments provides to each Portfolio.  The Board evaluated New York Life Investments’ experience and capabilities in serving as manager of each Portfolio and considered that each Portfolio with one or more Subadvisors operates in a “manager-of-managers” structure.  The Board also considered New York Life Investments’
responsibilities and services provided pursuant to this structure, including overseeing the services provided by each Subadvisor, evaluating the performance of each Subadvisor, making recommendations to the Board as to whether each Subadvisory Agreement should be renewed, modified or terminated and periodically reporting to the Board regarding the results of New York Life Investments’ evaluation and monitoring functions.  The Board noted that New York Life Investments manages other mutual funds, serves a variety of other investment advisory clients, including other pooled investment vehicles, and has experience overseeing mutual fund service providers, including subadvisors.  The Board considered the experience of senior personnel at New York Life Investments providing management and administrative and other non-advisory services to each Portfolio.  The Board observed that New York Life Investments devotes significant resources and time to providing management and administrative and other non-advisory services to each Portfolio, including, for Portfolios with one or more Subadvisors, New York Life Investments’ oversight and due diligence reviews of each Subadvisor and ongoing analysis of, and interactions with, each Subadvisor with respect to, among other things, the applicable Portfolio’s or Portfolios’ investment performance and risks as well as each Subadvisor’s investment capabilities and subadvisory services with respect to the applicable Portfolio(s).
The Board also considered the range of services that New York Life Investments provides to each Portfolio under the terms of the Management Agreement, including: (i) fund accounting and ongoing supervisory services provided by New York Life Investments’ Fund Administration and Accounting Group; (ii) investment supervisory and analytical services provided by New York Life Investments’ Investment Consulting Group; (iii) compliance services provided by the Trust’s Chief Compliance Officer as well as New York Life Investments’ compliance department; (iv) legal services provided by New York Life Investments’ Office of the General Counsel; and (v) risk management monitoring and analysis by compliance and investment personnel.  In addition, the Board considered New York Life Investments’ willingness to invest in personnel and other resources, such as cyber security, information security and business continuity planning, that may benefit each Portfolio and noted that New York Life Investments is responsible for compensating the Trust’s officers, except for a portion of the salary of the Trust’s Chief Compliance Officer.  The Board recognized that New York Life Investments provides certain other non-advisory services to each Portfolio and has over time provided an increasingly broad array of non-advisory services to the New York Life Investments Group of Funds as a result of regulatory and other developments.
The Board also examined the range, and the nature, extent and quality, of the investment advisory services that New York Life Investments and each Subadvisor provides to the applicable Portfolio(s) and considered the terms of each of the Advisory Agreements.  The Board evaluated New York Life Investments’ and each Subadvisor’s experience and performance in serving as investment adviser or subadvisor, respectively, to the applicable Portfolio(s) and advising other portfolios and New York Life Investments’ and each Subadvisor’s track record and experience in
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providing investment advisory services as well as the experience of investment advisory and other senior personnel at New York Life Investments and each Subadvisor.  The Board considered New York Life Investments’ and each Subadvisor’s overall resources, legal and compliance environment, capabilities, reputation, financial condition and history.  In addition to information provided in connection with quarterly meetings with the Trust’s Chief Compliance Officer, the Board considered information regarding the compliance policies and procedures of New York Life Investments and each Subadvisor.  The Board also considered New York Life Investments’ and each Subadvisor’s ability to recruit and retain qualified investment professionals and willingness to invest in personnel and other resources that may benefit the applicable Portfolio(s).  In this regard, the Board considered the qualifications and experience of each Portfolio’s portfolio manager(s), the number of accounts managed by the portfolio manager(s) and the method for compensating the portfolio manager(s).
Because the NYLI VP Conservative Allocation Portfolio, NYLI VP Moderate Allocation Portfolio, NYLI VP Growth Allocation Portfolio and NYLI VP Equity Allocation Portfolio (together, the “Allocation Portfolios”) invest substantially all their assets in other funds advised by New York Life Investments or its affiliates, the Board considered information from New York Life Investments regarding the investment rationale and process for the allocation among and selection of the underlying funds in which the Allocation Portfolios invest.
In addition, the Board considered information provided by New York Life Investments and each Subadvisor regarding their respective business continuity and disaster recovery plans.
Based on these considerations, among others, the Board concluded that each Portfolio would likely continue to benefit from the nature, extent and quality of these services.
Investment Performance
In evaluating each Portfolio’s investment performance, the Board considered investment performance results over various periods in light of each Portfolio’s investment objective and strategies.  The Board considered investment reports on, and analysis of, each Portfolio’s performance provided to the Board throughout the year, including each Portfolio’s investment performance compared to each Portfolio’s relevant benchmark(s).  With respect to each of the NYLI VP Hedge Multi-Strategy Portfolio and the NYLI VP S&P 500 Index Portfolio, the Board also considered information regarding the Portfolio’s tracking error relative to its benchmark(s). The Board also considered information provided by ISS showing the investment performance of each Portfolio as compared to peer funds.
The Board also took into account its discussions with senior management at New York Life Investments concerning each Portfolio’s investment performance over various periods as well as discussions between a representative(s) of each Subadvisor and the members of the Board’s Investment Committee, which generally occur on an annual basis. The
Board also took into account the following considerations with respect to certain Portfolios:
1. In considering the investment performance of the NYLI VP American Century Sustainable Equity Portfolio, the Board noted that the Portfolio underperformed its peer funds for the one-, five- and ten-year periods ended July 31, 2024, and performed favorably relative to its peer funds for the three-year period ended July 31, 2024.  The Board considered its discussions with representatives from New York Life Investments and American Century Investment Management, Inc. regarding the Portfolio’s investment performance.
2. In considering the investment performance of the NYLI VP Balanced Portfolio, the Board noted that the Portfolio underperformed its peer funds for the one-year period ended July 31, 2024, performed in line with its peer funds for the five- and ten-year periods ended July 31, 2024, and performed favorably relative to its peer funds for the three-year period ended July 31, 2024.  The Board considered its discussions with representatives from New York Life Investments, NYL Investors LLC and Wellington Management Company LLP regarding the Portfolio’s investment performance.
3. In considering the investment performance of the NYLI VP Bond Portfolio, the Board noted that the Portfolio underperformed its peer funds for the three- and five-year periods ended July 31, 2024, and performed in line with its peer funds for the one- and ten-year periods ended July 31, 2024.  The Board considered its discussions with representatives from New York Life Investments and NYL Investors LLC regarding the Portfolio’s investment performance.
4. In considering the investment performance of the NYLI VP Candriam Emerging Markets Equity Portfolio, the Board noted that the Portfolio underperformed its peer funds for the three-, five- and ten-year periods ended July 31, 2024, and performed in line with its peer funds for the one-year period ended July 31, 2024.  The Board considered its discussions with representatives from New York Life Investments and Candriam regarding the Portfolio’s investment performance.
5. In considering the investment performance of the NYLI VP CBRE Global Infrastructure Portfolio, the Board noted that the Portfolio underperformed its peer funds for the five-year period ended July 31, 2024, and performed in line with its peer funds for the one- and three-year periods ended July 31, 2024.  The Board considered its discussions with representatives from New York Life Investments and CBRE Investment Management Listed Real Assets LLC regarding the Portfolio’s investment performance.
6. In considering the investment performance of the NYLI VP Hedge Multi-Strategy Portfolio, the Board noted that the Portfolio underperformed its peer funds for the three-, five- and ten-year periods ended July 31, 2024, and performed in line with its peer funds for the one-year period ended July 31, 2024.  The Board considered its discussions with representatives from New York Life Investments regarding the Portfolio’s investment performance.
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7. In considering the investment performance of the NYLI VP MacKay U.S. Infrastructure Bond Portfolio, the Board noted that the Portfolio underperformed its peer funds for the one-, five- and ten-year periods ended July 31, 2024, and performed favorably relative to its peer funds for the three-year period ended July 31, 2024.  The Board considered its discussions with representatives from New York Life Investments and MacKay Shields LLC regarding the Portfolio’s investment performance.
8. In considering the investment performance of the NYLI VP PineStone International Equity Portfolio, the Board noted that the Portfolio underperformed its peer funds for the one-, three-, five- and ten-year periods ended July 31, 2024.  The Board considered its discussions with representatives from New York Life Investments and PineStone Asset Management Inc. regarding the Portfolio’s investment performance.
9. With respect to the NYLI VP Schroders Mid Cap Opportunities Portfolio, the Board considered its discussions with representatives from New York Life Investments regarding the Portfolio’s investment performance and the Board’s approval of a new subadvisory agreement between New York Life Investments and Schroder Investment Management North America Inc. with respect to the Portfolio and approval to reposition the Portfolio, effective August 12, 2024.
10. In considering the investment performance of the NYLI VP Wellington Small Cap Portfolio, the Board noted that the Portfolio underperformed its peer funds for the three- and five-year periods ended July 31, 2024, and performed favorably relative to its peer funds for the one-year period ended July 31, 2024.  The Board considered its discussions with representatives from New York Life Investments and Wellington Management Company LLP regarding the Portfolio’s investment performance.
Based on these considerations, among others, the Board concluded that its review of each Portfolio’s investment performance and related information supported a determination to approve the continuation of each of the Advisory Agreements.
Costs of the Services Provided, and Profits and Other Benefits Realized, by New York Life Investments and the Subadvisors
Portfolios with Affiliated Subadvisors
The Board considered the costs of the services provided under each of the Advisory Agreements.  The Board also considered the profitability of New York Life Investments and its affiliates, including each Affiliated Subadvisor, due to their relationships with the applicable Portfolio(s) as well as of New York Life Investments and its affiliates due to their relationships with the New York Life Investments Group of Funds.  Because each Affiliated Subadvisor is an affiliate of New York Life Investments whose subadvisory fee is paid by New York Life Investments, not the applicable Portfolio(s), the Board considered cost and profitability information for New York Life Investments and each Affiliated Subadvisor in the aggregate.
In addition, the Board acknowledged the difficulty in obtaining reliable comparative data about mutual fund managers’ profitability because such information generally is not publicly available and may be impacted by numerous factors, including the structure of a fund manager’s organization, the types of funds it manages, the methodology used to allocate certain fixed costs to specific funds and the manager’s capital structure and costs of capital.
In evaluating the costs of the services provided by New York Life Investments and each Affiliated Subadvisor, and profitability of New York Life Investments and its affiliates, including each Affiliated Subadvisor, due to their relationships with the applicable Portfolio(s), the Board considered, among other factors, New York Life Investments’ and its affiliates’, including each Affiliated Subadvisor’s, continuing investments in, or willingness to invest in, personnel and other resources that may support and further enhance the management of such Portfolio(s), and that New York Life Investments is responsible for paying the subadvisory fee for such Portfolio(s).  The Board also considered the financial resources of New York Life Investments and each Affiliated Subadvisor and acknowledged that New York Life Investments and each Affiliated Subadvisor must be in a position to recruit and retain experienced professional personnel and to maintain a strong financial position for New York Life Investments and each Affiliated Subadvisor to continue to provide high-quality services to the applicable Portfolio(s).  The Board recognized that each Portfolio benefits from the allocation of certain fixed costs among the funds in the New York Life Investments Group of Funds, among other expected benefits resulting from its relationship with New York Life Investments.
The Board considered information regarding New York Life Investments’ methodology for calculating profitability and allocating costs provided by New York Life Investments in connection with the fund profitability analysis presented to the Board.  The Board concluded that New York Life Investments’ methods for allocating costs and procedures for estimating overall profitability of the relationship with the funds in the New York Life Investments Group of Funds were reasonable.  The Board recognized the difficulty in calculating and evaluating a manager’s profitability with respect to each Portfolio and considered that other profitability methodologies may also be reasonable.
The Board also considered certain fall-out benefits that may be realized by New York Life Investments and its affiliates, including each Affiliated Subadvisor, due to their relationships with the applicable Portfolio(s), including reputational and other indirect benefits.  The Board recognized, for example, the benefits to certain Affiliated Subadvisors from legally permitted “soft-dollar” arrangements by which brokers provide research and other services to each such Affiliated Subadvisor in exchange for commissions paid by the applicable Portfolio(s) with respect to trades in such Portfolio(s)’s portfolio securities.  In addition, except with respect to the NYLI VP U.S. Government Money Market Portfolio, the Board considered its review of the management agreement for a money market fund advised by New York Life Investments and an Affiliated Subadvisor that serves as an investment option for each Portfolio, including the potential rationale for and costs associated with investments in this money market fund by each Portfolio, if any, and considered information from New York Life Investments that the nature and type of specific
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investment advisory services provided to this money market fund are distinct from, or in addition to, the investment advisory services provided to each Portfolio.  In addition, the Board considered the potential dividend received tax deduction for insurance company affiliates of New York Life Investments from each Portfolio’s securities lending activity.
The Board noted that each Portfolio serves as an investment option primarily under variable contracts issued by affiliates of New York Life Investments that would receive fees under those contracts.  The Board observed that, in addition to fees earned by New York Life Investments under the Management Agreement for managing each Portfolio, New York Life Investments’ affiliates also earn revenues from serving each Portfolio in various other capacities, including as each Portfolio’s distributor, and insurance companies affiliated with New York Life Investments would be entitled to receive fees from each applicable Portfolio under a distribution and service plan adopted pursuant to Rule 12b-1 under the 1940 Act.  The Board considered information about these other revenues in the context of the profitability of the relationship with each Portfolio to New York Life Investments and its affiliates.  The Board noted that, although it assessed the overall profitability of the relationship with each Portfolio to New York Life Investments and its affiliates as part of the contract review process, when considering the reasonableness of the fee paid to New York Life Investments under the Management Agreement, the Board considered the profitability of New York Life Investments’ relationship with each Portfolio on a pre-tax basis and without regard to distribution expenses incurred by New York Life Investments from its own resources.
After evaluating the information deemed relevant by the Trustees, the Board concluded that any profits realized by New York Life Investments and its affiliates, including each Affiliated Subadvisor, due to their relationships with the applicable Portfolio(s) were not excessive and other expected benefits that may accrue to New York Life Investments and its affiliates, including each Affiliated Subadvisor, are reasonable.
Portfolios with one or more Unaffiliated Subadvisors (except for the NYLI VP Dimensional U.S. Equity Portfolio and NYLI VP Schroders Mid Cap Opportunities Portfolio)
The Board considered the costs of the services provided under each of the Advisory Agreements.  The Board also considered the profitability of New York Life Investments and its affiliates and each Unaffiliated Subadvisor due to their relationships with the applicable Portfolio(s) as well as of New York Life Investments and its affiliates due to their relationships with the New York Life Investments Group of Funds.  With respect to the profitability of each Unaffiliated Subadvisor’s relationship with the applicable Portfolio(s), the Board considered information from New York Life Investments that each Unaffiliated Subadvisor’s subadvisory fee reflected an arm’s-length negotiation and that this fee is paid by New York Life Investments, not the applicable Portfolio(s), and the relevance of each Unaffiliated Subadvisor’s profitability was considered by the Trustees in that context.  On this basis, the Board primarily considered the costs and profitability for New York Life Investments and its affiliates with respect to the applicable Portfolio(s).
In addition, the Board acknowledged the difficulty in obtaining reliable comparative data about mutual fund managers’ profitability because such information generally is not publicly available and may be impacted by numerous factors, including the structure of a fund manager’s organization, the types of funds it manages, the methodology used to allocate certain fixed costs to specific funds and the manager’s capital structure and costs of capital.
In evaluating the costs of the services provided by New York Life Investments and each Unaffiliated Subadvisor, and profitability of New York Life Investments and its affiliates and each Unaffiliated Subadvisor due to their relationships with the applicable Portfolio(s), the Board considered, among other factors, New York Life Investments’ and its affiliates’ and each Unaffiliated Subadvisor’s continuing investments in, or willingness to invest in, personnel and other resources that may support and further enhance the management of such Portfolio(s), and that New York Life Investments is responsible for paying the subadvisory fee for such Portfolio(s).  The Board also considered the financial resources of New York Life Investments and each Unaffiliated Subadvisor and acknowledged that New York Life Investments and each Unaffiliated Subadvisor must be in a position to recruit and retain experienced professional personnel and to maintain a strong financial position for New York Life Investments and the Unaffiliated Subadvisor to continue to provide high-quality services to the applicable Portfolio(s).  The Board recognized that each Portfolio benefits from the allocation of certain fixed costs among the funds in the New York Life Investments Group of Funds, among other expected benefits resulting from its relationship with New York Life Investments.
The Board considered information regarding New York Life Investments’ methodology for calculating profitability and allocating costs provided by New York Life Investments in connection with the fund profitability analysis presented to the Board.  The Board concluded that New York Life Investments’ methods for allocating costs and procedures for estimating overall profitability of the relationship with the funds in the New York Life Investments Group of Funds were reasonable.  The Board recognized the difficulty in calculating and evaluating a manager’s profitability with respect to each Portfolio and considered that other profitability methodologies may also be reasonable.
The Board also considered certain fall-out benefits that may be realized by New York Life Investments and its affiliates and each Unaffiliated Subadvisor and its affiliates due to their relationships with the applicable Portfolio(s), including reputational and other indirect benefits.  The Board recognized, for example, the benefits to certain Unaffiliated Subadvisors from legally permitted “soft-dollar” arrangements by which brokers provide research and other services to each such Unaffiliated Subadvisor in exchange for commissions paid by the applicable Portfolio(s) with respect to trades in such Portfolio(s)’s portfolio securities.  In this regard, the Board also requested and considered information from New York Life Investments concerning other material business relationships between each Unaffiliated Subadvisor and its affiliates and New York Life Investments and its affiliates. The Board further considered the existence of a strategic partnership between New York Life Investments and each of
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CBRE Investment Management Listed Real Assets LLC, Epoch Investment Partners, Inc., PineStone Asset Management Inc., Wellington Management Company LLP and Winslow Capital Management, LLC that relates to certain current and future products and represents a potential conflict of interest associated with New York Life Investments’ recommendation to approve the continuation of the applicable Subadvisory Agreements. In addition, the Board considered its review of the management agreement for a money market fund advised by New York Life Investments and an Affiliated Subadvisor that serves as an investment option for each Portfolio, including the potential rationale for and costs associated with investments in this money market fund by each Portfolio, if any, and considered information from New York Life Investments that the nature and type of specific investment advisory services provided to this money market fund are distinct from, or in addition to, the investment advisory services provided to each Portfolio.  In addition, the Board considered the potential dividend received tax deduction for insurance company affiliates of New York Life Investments from each Portfolio’s securities lending activity.
The Board noted that each Portfolio serves as an investment option primarily under variable contracts issued by affiliates of New York Life Investments that would receive fees under those contracts.  The Board observed that, in addition to fees earned by New York Life Investments under the Management Agreement for managing each Portfolio, New York Life Investments’ affiliates also earn revenues from serving each Portfolio in various other capacities, including as each Portfolio’s distributor, and insurance companies affiliated with New York Life Investments would be entitled to receive fees from each Portfolio under a distribution and service plan adopted pursuant to Rule 12b-1 under the 1940 Act.  The Board considered information about these other revenues in the context of the profitability of the relationship with each Portfolio to New York Life Investments and its affiliates.  The Board noted that, although it assessed the overall profitability of the relationship with each Portfolio to New York Life Investments and its affiliates as part of the contract review process, when considering the reasonableness of the fee paid to New York Life Investments under the Management Agreement, the Board considered the profitability of New York Life Investments’ relationship with each Portfolio on a pre-tax basis and without regard to distribution expenses incurred by New York Life Investments from its own resources.
After evaluating the information deemed relevant by the Trustees, the Board concluded that any profits realized by New York Life Investments and its affiliates due to their relationships with the applicable Portfolio(s) were not excessive, other expected benefits that may accrue to New York Life Investments and its affiliates are reasonable and other expected benefits that may accrue to each Unaffiliated Subadvisor and its affiliates are consistent with those expected for a subadvisor to a mutual fund.  With respect to each Unaffiliated Subadvisor, the Board considered that any profits realized by such Unaffiliated Subadvisor due to its relationship with the applicable Portfolio(s) are the result of arm’s-length negotiations between New York Life Investments and such Unaffiliated Subadvisor, acknowledging that any such profits are based on the subadvisory fee paid to such Unaffiliated Subadvisor by New York Life Investments, not the applicable Portfolio(s).
Allocation Portfolios, NYLI VP Dimensional U.S. Equity Portfolio, NYLI VP Hedge Multi-Strategy Portfolio, NYLI VP Schroders Mid Cap Opportunities Portfolio and NYLI VP S&P 500 Index Portfolio
The Board considered the costs of the services provided under the Management Agreement.  The Board also considered the profitability of New York Life Investments and its affiliates due to their relationships with each Portfolio as well as of New York Life Investments and its affiliates due to their relationships with the New York Life Investments Group of Funds.
In addition, the Board acknowledged the difficulty in obtaining reliable comparative data about mutual fund managers’ profitability because such information generally is not publicly available and may be impacted by numerous factors, including the structure of a fund manager’s organization, the types of funds it manages, the methodology used to allocate certain fixed costs to specific funds and the manager’s capital structure and costs of capital.
In evaluating the costs of the services provided by New York Life Investments, and profitability of New York Life Investments and its affiliates due to their relationships with each Portfolio, the Board considered, among other factors, New York Life Investments’ and its affiliates’ continuing investments in, or willingness to invest in, personnel and other resources that may support and further enhance the management of each Portfolio.  The Board also considered the financial resources of New York Life Investments and acknowledged that New York Life Investments must be in a position to recruit and retain experienced professional personnel and to maintain a strong financial position for New York Life Investments to continue to provide high-quality services to each Portfolio.  The Board recognized that each Portfolio benefits from the allocation of certain fixed costs among the funds in the New York Life Investments Group of Funds, among other expected benefits resulting from its relationship with New York Life Investments.
The Board considered information regarding New York Life Investments’ methodology for calculating profitability and allocating costs provided by New York Life Investments in connection with the fund profitability analysis presented to the Board.  The Board concluded that New York Life Investments’ methods for allocating costs and procedures for estimating overall profitability of the relationship with the funds in the New York Life Investments Group of Funds were reasonable.  The Board recognized the difficulty in calculating and evaluating a manager’s profitability with respect to each Portfolio and considered that other profitability methodologies may also be reasonable.
The Board also considered certain fall-out benefits that may be realized by New York Life Investments and its affiliates due to their relationships with each Portfolio, including reputational and other indirect benefits.  In addition, the Board considered its review of the management agreement for a money market fund advised by New York Life Investments and an Affiliated Subadvisor that serves as an investment option for each
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Portfolio, including the potential rationale for and costs associated with investments in this money market fund by each Portfolio, if any, and considered information from New York Life Investments that the nature and type of specific investment advisory services provided to this money market fund are distinct from, or in addition to, the investment advisory services provided to each Portfolio.  In addition, the Board considered the potential dividend received tax deduction for insurance company affiliates of New York Life Investments from each Portfolio’s securities lending activity.
The Board noted that each Portfolio serves as an investment option primarily under variable contracts issued by affiliates of New York Life Investments that would receive fees under those contracts.  The Board observed that, in addition to fees earned by New York Life Investments under the Management Agreement for managing each Portfolio, New York Life Investments’ affiliates also earn revenues from serving each Portfolio in various other capacities, including as each Portfolio’s distributor, and insurance companies affiliated with New York Life Investments would be entitled to receive fees from each Portfolio under a distribution and service plan adopted pursuant to Rule 12b-1 under the 1940 Act.  The Board considered information about these other revenues in the context of the profitability of the relationship with each Portfolio to New York Life Investments and its affiliates.  The Board noted that, although it assessed the overall profitability of the relationship with each Portfolio to New York Life Investments and its affiliates as part of the contract review process, when considering the reasonableness of the fee paid to New York Life Investments under the Management Agreement, the Board considered the profitability of New York Life Investments’ relationship with each Portfolio on a pre-tax basis and without regard to distribution expenses incurred by New York Life Investments from its own resources.
The Board noted that the Allocation Portfolios do not pay a management fee for the allocation and other management services provided by New York Life Investments under the Management Agreement but that shareholders of the Allocation Portfolios indirectly pay their pro rata share of the fees and expenses of the underlying funds in which the Allocation Portfolios invest.  The Board considered that the Allocation Portfolios’ investments in underlying funds managed by New York Life Investments or its affiliates indirectly benefit New York Life Investments or its affiliates.  The Board noted that it considers the profits realized by New York Life Investments and its affiliates with respect to the underlying New York Life Investments Funds as part of the annual contract review process for those funds.
After evaluating the information deemed relevant by the Trustees, the Board concluded that any profits realized by New York Life Investments and its affiliates due to their relationships with each Portfolio were not excessive.
Management and Subadvisory Fees and Total Ordinary Operating Expenses
The Board evaluated the reasonableness of the fee paid under each of the Advisory Agreements and each Portfolio’s total ordinary operating expenses.  With respect to the management fee and subadvisory fee for each Portfolio with one of more Subadvisors, the Board primarily considered the reasonableness of the management fee paid by the Portfolio to New York Life Investments because the subadvisory fee paid to each Subadvisor is paid by New York Life Investments, not the Portfolio.  The Board also considered the reasonableness of the subadvisory fee paid by New York Life Investments and the amount of the management fee retained by New York Life Investments with respect to each Portfolio with one or more Subadvisors.
In assessing the reasonableness of each Portfolio’s fees and expenses, the Board primarily considered comparative data provided by ISS on the fees and expenses of similar mutual funds managed by other investment advisers.  The Board considered New York Life Investments’ process for monitoring and addressing potential conflicts of interest in the selection of underlying funds.  In addition, the Board considered information provided by New York Life Investments and each Subadvisor on fees charged to other investment advisory clients, including institutional separate accounts and/or other funds, that follow investment strategies similar to those of the applicable Portfolio(s), if any.  The Board considered the contractual management fee schedule for each Portfolio as compared to those for such other investment advisory clients, taking into account the rationale for differences in fee schedules.  The Board also took into account information provided by New York Life Investments about the more extensive scope of services provided to registered investment companies, such as each Portfolio, as compared with other investment advisory clients.  Additionally, the Board considered the impact of contractual breakpoints, voluntary waivers and/or expense limitation arrangements, as applicable, on each Portfolio’s net management fee and expenses.  The Board also considered that in proposing fees for each Portfolio, New York Life Investments considers the competitive marketplace for mutual funds.
The Board also took into account the following considerations with respect to certain Portfolios:
1. With respect to the NYLI VP CBRE Global Infrastructure Portfolio, the Board considered its discussions with representatives from New York Life Investments regarding the total net expenses paid by the Portfolio.
2. With respect to the NYLI VP Winslow Large Cap Growth Portfolio, the Board considered its discussions with representatives from New York Life Investments regarding the management fee paid by the Portfolio.
3. With respect to the NYLI VP Hedge Multi-Strategy Portfolio, the Board considered its discussions with representatives from New York Life Investments regarding the management fee paid by the Portfolio.
Because the Allocation Portfolios do not pay a management fee to New York Life Investments, the Board considered the reasonableness of fees and expenses the Allocation Portfolios indirectly pay by investing in underlying funds that charge a management fee.  Additionally, because the Allocation Portfolios invest substantially all their assets in other funds advised by New York Life Investments or its affiliates, the Board also considered information provided by New York Life Investments regarding the fees and expenses associated with the Allocation Portfolios’
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investments in other funds, including New York Life Investments’ finding that the applicable Allocation Portfolio’s fees and expenses do not duplicate the fees and expenses of the corresponding acquired fund (when required by Rule 12d1-4 under the 1940 Act).   Because the NYLI VP Hedge Multi-Strategy Portfolio invests primarily in ETFs, the Board also considered information provided by New York Life Investments regarding the fees and expenses associated with the Portfolio’s investments in ETFs, including New York Life Investments’ finding that the Portfolio’s fees and expenses do not duplicate the fees and expenses of the corresponding acquired ETF (when required by Rule 12d1-4 under the 1940 Act).
Additionally, with respect to the NYLI VP MacKay Convertible Portfolio, the Board noted that NYLIM Service Company LLC, an affiliate of New York Life Investments, serves as the transfer agent and dividend disbursing agent for the Service Class and Service 2 Class Shares of the Portfolio but that the Service Class and Service 2 Class Shares do not incur any fees for these services.
The Board further noted that, in certain prior years, New York Life Investments had provided support to the NYLI VP Government U.S. Money Market Portfolio in the form of voluntary waivers and/or reimbursements of fees and expenses in order to maintain a positive yield.
Based on the factors outlined above, among other considerations, the Board concluded that each Portfolio’s management fee and total ordinary operating expenses are within a range that is competitive and support a conclusion that these fees and expenses are reasonable.
Economies of Scale
The Board considered information regarding economies of scale, including whether economies of scale may exist with respect to each Portfolio and whether each Portfolio’s management fee and expense structure permits economies of scale, if any, to be appropriately shared with each Portfolio’s shareholders.  The Board also considered a report from New York Life Investments, previously prepared at the request of the Board, that addressed economies of scale, including with respect to the mutual fund business generally, and the various ways in which the benefits of economies of scale may be shared with the funds in the New York Life Investments Group of Funds.  Although the Board recognized the difficulty of determining economies of scale with precision, the Board acknowledged that economies of scale may be shared with each Portfolio in a number of ways, including, for example, through the imposition of fee breakpoints, initially setting management fee rates at scale or making additional investments to enhance the services provided to each Portfolio.  The Board reviewed information from New York Life Investments showing how each Portfolio’s management fee schedule compared to fee schedules of other funds and accounts managed by New York Life Investments.  The Board also reviewed information from ISS showing how each Portfolio’s management fee schedule compared with fees paid for similar services by peer funds at varying asset levels.  The Board noted that the Allocation Portfolios do not pay a management fee and that the Board separately considers economies of scale as part of its review of the management agreements of underlying New York Life Investments Funds in which the Allocation Portfolios invest and the benefit of any breakpoints in the management fee schedules for the underlying New York Life Investments Funds would pass through to shareholders of the Allocation Portfolios at the specified levels of underlying New York Life Investments Fund assets.
Based on this information, the Board concluded that economies of scale, if any, are appropriately shared for the benefit of each Portfolio’s shareholders through the Portfolio’s management fee and expense structure and other methods to share benefits from economies of scale.
Conclusion
On the basis of the information and factors summarized above, among other information and factors deemed relevant by the Trustees, and the evaluation thereof on a Portfolio-by-Portfolio basis, the Board, including the Independent Trustees voting separately, unanimously voted to approve the continuation of each of the Advisory Agreements for each applicable Portfolio.
1    Candriam, MacKay Shields LLC and NYL Investors LLC are referred to herein as the “Affiliated Subadvisors.” American Century Investment Management, Inc., Brown Advisory LLC, CBRE Investment Management Listed Real Assets LLC, Epoch Investment Partners, Inc., FIAM LLC, Janus Henderson Investors US LLC, Newton Investment Management North America, LLC, Pacific Investment Management Company LLC, PineStone Asset Management Inc., Segall Bryant & Hamill, LLC, Wellington Management Company LLP and Winslow Capital Management, LLC are referred to herein as the “Unaffiliated Subadvisors.”
“New York Life Investments” is both a service mark, and the common trade name, of certain investment advisors affiliated with New York Life Insurance Company. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
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NYLI VP Wellington Small Cap Portfolio
(formerly known as MainStay VP Wellington Small Cap Portfolio)

Annual Report - Financial Statements and Other Information
December 31, 2024

Portfolio of Investments December 31, 2024†^
	Shares	Value
Common Stocks 94.3%
Aerospace & Defense 0.5%
Spirit AeroSystems Holdings, Inc., Class A (a)	56,081	$ 1,911,241
Automobile Components 1.1%
Goodyear Tire & Rubber Co. (The) (a)	176,095	1,584,855
Phinia, Inc.	40,974	1,973,718
Visteon Corp. (a)	7,599	674,183
		4,232,756
Banks 10.3%
Bank OZK	44,003	1,959,454
Banner Corp.	30,333	2,025,334
Cadence Bank	124,725	4,296,776
Columbia Banking System, Inc.	77,679	2,098,110
CVB Financial Corp.	121,307	2,597,183
First Hawaiian, Inc.	83,797	2,174,532
First Interstate BancSystem, Inc., Class A	70,549	2,290,726
FNB Corp.	131,888	1,949,305
Home BancShares, Inc.	91,263	2,582,743
OFG Bancorp	38,511	1,629,785
Old National Bancorp	112,380	2,439,208
Pacific Premier Bancorp, Inc.	75,301	1,876,501
Prosperity Bancshares, Inc.	23,640	1,781,274
Sandy Spring Bancorp, Inc.	73,733	2,485,539
Stellar Bancorp, Inc.	58,949	1,671,204
United Community Banks, Inc.	52,414	1,693,496
Veritex Holdings, Inc.	64,110	1,741,228
WSFS Financial Corp.	29,059	1,543,905
		38,836,303
Biotechnology 7.2%
ACADIA Pharmaceuticals, Inc. (a)	8,713	159,884
ADMA Biologics, Inc. (a)	16,525	283,404
Agios Pharmaceuticals, Inc. (a)	4,011	131,801
Akero Therapeutics, Inc. (a)	5,029	139,907
Alkermes plc (a)	11,707	336,693
Amicus Therapeutics, Inc. (a)	80,997	762,992
Apogee Therapeutics, Inc. (a)(b)	12,119	548,991
Arcellx, Inc. (a)	3,099	237,662
Arcutis Biotherapeutics, Inc. (a)	7,754	108,013
Ardelyx, Inc. (a)	16,894	85,653
Arrowhead Pharmaceuticals, Inc. (a)	8,718	163,898
Aurinia Pharmaceuticals, Inc. (a)	9,440	84,771
Avidity Biosciences, Inc. (a)	28,170	819,184
Beam Therapeutics, Inc. (a)	5,598	138,830
BioCryst Pharmaceuticals, Inc. (a)	14,016	105,400
Biohaven Ltd. (a)	14,623	546,169
	Shares	Value

Biotechnology (continued)
Blueprint Medicines Corp. (a)	17,213	$ 1,501,318
Bridgebio Pharma, Inc. (a)	10,199	279,861
CareDx, Inc. (a)	3,669	78,553
Catalyst Pharmaceuticals, Inc. (a)	8,107	169,193
Celldex Therapeutics, Inc. (a)(b)	29,287	740,083
CG oncology, Inc. (a)	3,779	108,382
Crinetics Pharmaceuticals, Inc. (a)	26,507	1,355,303
Cytokinetics, Inc. (a)	19,422	913,611
Denali Therapeutics, Inc. (a)	9,135	186,171
Disc Medicine, Inc. (a)	6,410	406,394
Dynavax Technologies Corp. (a)	9,409	120,153
Dyne Therapeutics, Inc. (a)	6,067	142,939
Geron Corp. (a)	147,354	521,633
Halozyme Therapeutics, Inc. (a)	9,029	431,677
Ideaya Biosciences, Inc. (a)	6,262	160,933
Immunocore Holdings plc, ADR (a)	6,314	186,263
Immunovant, Inc. (a)	4,127	102,226
Insmed, Inc. (a)	22,358	1,543,596
Intellia Therapeutics, Inc. (a)	18,135	211,454
Iovance Biotherapeutics, Inc. (a)	18,480	136,752
Janux Therapeutics, Inc. (a)	8,318	445,346
Keros Therapeutics, Inc. (a)	2,209	34,969
Krystal Biotech, Inc. (a)	1,834	287,314
Kymera Therapeutics, Inc. (a)	3,289	132,317
Madrigal Pharmaceuticals, Inc. (a)(b)	1,286	396,821
MannKind Corp. (a)	18,728	120,421
Merus NV (a)	13,263	557,709
MiMedx Group, Inc. (a)	8,555	82,299
Mirum Pharmaceuticals, Inc. (a)	2,831	117,062
Myriad Genetics, Inc. (a)	6,568	90,047
Novavax, Inc. (a)(b)	10,157	81,662
Nurix Therapeutics, Inc. (a)	20,458	385,429
Nuvalent, Inc., Class A (a)	11,329	886,834
Praxis Precision Medicines, Inc. (a)	1,328	102,203
Protagonist Therapeutics, Inc. (a)	16,272	628,099
PTC Therapeutics, Inc. (a)	18,166	820,013
Recursion Pharmaceuticals, Inc., Class A (a)(b)	18,090	122,288
REVOLUTION Medicines, Inc. (a)	37,613	1,645,193
Rhythm Pharmaceuticals, Inc. (a)	4,022	225,152
Rocket Pharmaceuticals, Inc. (a)	40,310	506,697
Scholar Rock Holding Corp. (a)	16,149	697,960
Soleno Therapeutics, Inc. (a)	5,554	249,652
SpringWorks Therapeutics, Inc. (a)(b)	4,907	177,290
Summit Therapeutics, Inc. (a)(b)	6,315	112,691
Syndax Pharmaceuticals, Inc. (a)	6,051	79,994
TG Therapeutics, Inc. (a)	9,962	299,856
Travere Therapeutics, Inc. (a)	5,271	91,821

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
3

Portfolio of Investments December 31, 2024†^ (continued)
	Shares	Value
Common Stocks (continued)
Biotechnology (continued)
Twist Bioscience Corp. (a)	4,243	$ 197,172
Vaxcyte, Inc. (a)	21,701	1,776,444
Vera Therapeutics, Inc. (a)	2,836	119,934
Veracyte, Inc. (a)	5,672	224,611
Vericel Corp. (a)	23,144	1,270,837
Viridian Therapeutics, Inc. (a)	4,549	87,204
Xencor, Inc. (a)	4,322	99,320
		27,102,408
Broadline Retail 0.3%
Global-e Online Ltd. (a)	22,078	1,203,913
Building Products 1.1%
AZEK Co., Inc. (The) (a)	48,610	2,307,517
Zurn Elkay Water Solutions Corp.	48,281	1,800,881
		4,108,398
Capital Markets 0.8%
Evercore, Inc., Class A	2,219	615,085
PJT Partners, Inc., Class A	15,440	2,436,586
		3,051,671
Chemicals 0.9%
Cabot Corp.	23,178	2,116,383
Mativ Holdings, Inc.	105,523	1,150,201
		3,266,584
Commercial Services & Supplies 3.1%
Brady Corp., Class A	31,018	2,290,679
Casella Waste Systems, Inc., Class A (a)	20,160	2,133,130
Interface, Inc.	117,109	2,851,604
Loomis AB	66,991	2,038,393
MillerKnoll, Inc.	100,529	2,270,950
		11,584,756
Communications Equipment 0.7%
Infinera Corp. (a)(b)	399,858	2,627,067
Construction & Engineering 1.0%
Ameresco, Inc., Class A (a)	46,991	1,103,349
Fluor Corp. (a)	51,374	2,533,765
		3,637,114
Consumer Finance 2.7%
Bread Financial Holdings, Inc.	43,697	2,668,139
Enova International, Inc. (a)	35,957	3,447,557
Navient Corp.	157,712	2,095,993
	Shares	Value

Consumer Finance (continued)
PROG Holdings, Inc.	51,900	$ 2,193,294
		10,404,983
Containers & Packaging 1.0%
Greif, Inc., Class A	31,744	1,940,193
Sonoco Products Co.	40,613	1,983,945
		3,924,138
Diversified Consumer Services 2.0%
Adtalem Global Education, Inc. (a)	25,490	2,315,766
H&R Block, Inc.	19,813	1,046,919
Laureate Education, Inc. (a)	156,436	2,861,214
Stride, Inc. (a)	11,907	1,237,495
		7,461,394
Electric Utilities 0.5%
Portland General Electric Co.	46,116	2,011,580
Electrical Equipment 0.6%
Acuity Brands, Inc.	3,556	1,038,814
NEXTracker, Inc., Class A (a)	18,276	667,622
Shoals Technologies Group, Inc., Class A (a)	73,792	408,070
		2,114,506
Electronic Equipment, Instruments & Components 1.9%
Fabrinet (a)	5,417	1,191,090
Ingram Micro Holding Corp. (a)	23,251	450,837
Novanta, Inc. (a)	11,450	1,749,216
PAR Technology Corp. (a)	10,034	729,171
TTM Technologies, Inc. (a)	130,811	3,237,572
		7,357,886
Energy Equipment & Services 2.3%
Cactus, Inc., Class A	20,126	1,174,553
ChampionX Corp.	74,467	2,024,758
Helix Energy Solutions Group, Inc. (a)	232,142	2,163,564
Select Water Solutions, Inc.	154,955	2,051,604
Tidewater, Inc. (a)	22,702	1,242,026
		8,656,505
Financial Services 4.5%
Federal Agricultural Mortgage Corp., Class C	10,416	2,051,431
HA Sustainable Infrastructure Capital, Inc. (b)	37,592	1,008,594
NMI Holdings, Inc. (a)	58,328	2,144,137
Radian Group, Inc.	73,659	2,336,464
Remitly Global, Inc. (a)	162,039	3,657,220

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
4	NYLI VP Wellington Small Cap Portfolio

	Shares	Value
Common Stocks (continued)
Financial Services (continued)
Repay Holdings Corp. (a)(b)	437,345	$ 3,336,942
Shift4 Payments, Inc., Class A (a)(b)	24,135	2,504,730
		17,039,518
Food Products 1.7%
Freshpet, Inc. (a)	16,383	2,426,486
Hain Celestial Group, Inc. (The) (a)	349,361	2,148,570
WK Kellogg Co.	105,882	1,904,818
		6,479,874
Gas Utilities 1.7%
New Jersey Resources Corp.	48,117	2,244,658
Spire, Inc.	30,114	2,042,632
UGI Corp.	70,794	1,998,515
		6,285,805
Ground Transportation 1.1%
Marten Transport Ltd.	84,516	1,319,295
Ryder System, Inc.	18,021	2,826,774
		4,146,069
Health Care Equipment & Supplies 4.3%
Artivion, Inc. (a)	103,295	2,953,204
Glaukos Corp. (a)	13,348	2,001,399
Inspire Medical Systems, Inc. (a)	7,399	1,371,627
Integra LifeSciences Holdings Corp. (a)	85,876	1,947,668
Omnicell, Inc. (a)	39,829	1,773,187
PROCEPT BioRobotics Corp. (a)	34,975	2,816,187
SI-BONE, Inc. (a)	78,192	1,096,252
TransMedics Group, Inc. (a)(b)	7,916	493,562
Varex Imaging Corp. (a)	128,485	1,874,596
		16,327,682
Health Care Providers & Services 1.9%
Acadia Healthcare Co., Inc. (a)	16,054	636,541
GeneDx Holdings Corp. (a)	7,809	600,200
Hims & Hers Health, Inc. (a)	202,279	4,891,107
PACS Group, Inc. (a)	5,698	74,701
Progyny, Inc. (a)	54,285	936,416
		7,138,965
Health Care REITs 0.5%
CareTrust REIT, Inc.	76,902	2,080,199
Health Care Technology 0.5%
Veradigm, Inc. (a)(b)	188,023	1,833,224
	Shares	Value

Hotel & Resort REITs 0.9%
Pebblebrook Hotel Trust	130,959	$ 1,774,494
Ryman Hospitality Properties, Inc.	17,187	1,793,292
		3,567,786
Hotels, Restaurants & Leisure 2.2%
Cracker Barrel Old Country Store, Inc. (b)	39,244	2,074,438
Genius Sports Ltd. (a)	176,625	1,527,806
Monarch Casino & Resort, Inc.	26,031	2,053,846
Papa John's International, Inc.	42,751	1,755,784
Wingstop, Inc.	3,802	1,080,528
		8,492,402
Household Durables 3.0%
Champion Homes, Inc. (a)	63,310	5,577,611
Helen of Troy Ltd. (a)	30,793	1,842,345
Leggett & Platt, Inc.	146,571	1,407,082
Sonos, Inc. (a)	177,685	2,672,382
		11,499,420
Household Products 0.5%
Energizer Holdings, Inc.	58,897	2,054,916
Insurance 2.2%
Kemper Corp.	28,935	1,922,441
Lancashire Holdings Ltd.	221,858	1,830,333
ProAssurance Corp. (a)	117,735	1,873,164
SiriusPoint Ltd. (a)	154,896	2,538,746
		8,164,684
Interactive Media & Services 0.8%
Taboola.com Ltd. (a)	556,411	2,030,900
Ziff Davis, Inc. (a)	19,745	1,072,943
		3,103,843
Leisure Products 1.0%
Malibu Boats, Inc., Class A (a)	51,398	1,932,051
Sturm Ruger & Co., Inc.	50,155	1,773,982
		3,706,033
Machinery 1.9%
Blue Bird Corp. (a)	61,477	2,374,856
Greenbrier Cos., Inc. (The)	47,548	2,899,953
Kennametal, Inc.	81,886	1,966,902
		7,241,711
Media 1.9%
Criteo SA, Sponsored ADR (a)	38,031	1,504,506
Magnite, Inc. (a)	224,580	3,575,314
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
5

Portfolio of Investments December 31, 2024†^ (continued)
	Shares	Value
Common Stocks (continued)
Media (continued)
National CineMedia, Inc. (a)	314,589	$ 2,088,871
		7,168,691
Metals & Mining 1.4%
Kaiser Aluminum Corp.	55,310	3,886,634
Ramaco Resources, Inc., Class A (b)	152,039	1,559,920
Ramaco Resources, Inc., Class B	2,165	21,390
		5,467,944
Mortgage Real Estate Investment Trusts 0.4%
Rithm Capital Corp.	150,966	1,634,962
Office REITs 0.5%
Piedmont Office Realty Trust, Inc., Class A	197,006	1,802,605
Oil, Gas & Consumable Fuels 1.4%
Civitas Resources, Inc.	27,316	1,252,985
PBF Energy, Inc., Class A	44,162	1,172,501
Viper Energy, Inc.	58,333	2,862,400
		5,287,886
Personal Care Products 0.8%
BellRing Brands, Inc. (a)	23,386	1,761,901
Edgewell Personal Care Co.	39,500	1,327,200
		3,089,101
Pharmaceuticals 1.3%
Amneal Pharmaceuticals, Inc. (a)	11,649	92,260
Amphastar Pharmaceuticals, Inc. (a)	2,799	103,927
Arvinas, Inc. (a)	4,660	89,332
Axsome Therapeutics, Inc. (a)	2,651	224,301
Corcept Therapeutics, Inc. (a)	5,909	297,755
Edgewise Therapeutics, Inc. (a)	5,445	145,382
Harrow, Inc. (a)	2,240	75,152
Intra-Cellular Therapies, Inc. (a)	10,533	879,716
Ligand Pharmaceuticals, Inc. (a)	1,197	128,259
Ocular Therapeutix, Inc. (a)	11,312	96,604
Pacira BioSciences, Inc. (a)	57,075	1,075,293
Prestige Consumer Healthcare, Inc. (a)	3,542	276,595
Structure Therapeutics, Inc., ADR (a)(b)	9,004	244,188
Supernus Pharmaceuticals, Inc. (a)	3,648	131,912
Tarsus Pharmaceuticals, Inc. (a)	2,646	146,509
Verona Pharma plc, ADR (a)	16,832	781,678
Wave Life Sciences Ltd. (a)	5,593	69,185
		4,858,048
	Shares	Value

Professional Services 2.2%
ExlService Holdings, Inc. (a)	63,179	$ 2,803,884
Maximus, Inc.	24,609	1,837,062
TriNet Group, Inc.	11,464	1,040,587
Verra Mobility Corp. (a)	104,230	2,520,282
		8,201,815
Real Estate Management & Development 0.5%
Marcus & Millichap, Inc.	51,682	1,977,353
Residential REITs 0.6%
Independence Realty Trust, Inc.	111,390	2,209,978
Retail REITs 0.8%
Macerich Co. (The)	145,656	2,901,468
Semiconductors & Semiconductor Equipment 2.6%
Credo Technology Group Holding Ltd. (a)	13,567	911,838
Ichor Holdings Ltd. (a)	47,103	1,517,659
MKS Instruments, Inc.	8,267	862,992
Silicon Motion Technology Corp., ADR	28,050	1,516,102
SiTime Corp. (a)	7,651	1,641,369
Synaptics, Inc. (a)	8,480	647,194
Tower Semiconductor Ltd. (a)	50,755	2,614,390
		9,711,544
Software 7.2%
Adeia, Inc.	135,559	1,895,115
AvePoint, Inc. (a)	158,878	2,623,076
Clearwater Analytics Holdings, Inc., Class A (a)	68,838	1,894,422
CyberArk Software Ltd. (a)	8,124	2,706,510
Docebo, Inc. (a)	49,812	2,230,083
Informatica, Inc., Class A (a)	23,213	601,913
Intapp, Inc. (a)	16,659	1,067,675
Jamf Holding Corp. (a)	68,801	966,654
NCR Voyix Corp. (a)	149,840	2,073,786
RingCentral, Inc., Class A (a)	66,001	2,310,695
SEMrush Holdings, Inc., Class A (a)	136,699	1,623,984
SentinelOne, Inc., Class A (a)	33,327	739,859
SolarWinds Corp.	148,547	2,116,795
Verint Systems, Inc. (a)	71,188	1,954,111
Xperi, Inc. (a)	231,258	2,375,020
		27,179,698
Specialty Retail 1.2%
Abercrombie & Fitch Co., Class A (a)	3,709	554,384
Boot Barn Holdings, Inc. (a)	11,354	1,723,764

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
6	NYLI VP Wellington Small Cap Portfolio

	Shares	Value
Common Stocks (continued)
Specialty Retail (continued)
Upbound Group, Inc.	80,556	$ 2,349,819
		4,627,967
Textiles, Apparel & Luxury Goods 1.4%
Carter's, Inc.	21,401	1,159,720
Kontoor Brands, Inc.	22,969	1,961,782
Steven Madden Ltd.	49,098	2,087,647
		5,209,149
Trading Companies & Distributors 3.4%
Air Lease Corp.	42,685	2,057,844
Applied Industrial Technologies, Inc.	12,612	3,020,196
MRC Global, Inc. (a)	249,552	3,189,275
Rush Enterprises, Inc., Class A	27,612	1,512,861
Xometry, Inc., Class A (a)(b)	77,285	3,296,978
		13,077,154
Total Common Stocks (Cost $312,497,059)		357,060,697
Exchange-Traded Funds 3.8%
iShares Russell 2000 ETF	28,649	6,330,283
iShares Russell 2000 Growth ETF (b)	7,152	2,058,489
iShares Russell 2000 Value ETF	36,860	6,051,306
Total Exchange-Traded Funds (Cost $14,566,408)		14,440,078
Short-Term Investments 3.6%
Affiliated Investment Company 1.7%
NYLI U.S. Government Liquidity Fund, 4.309% (c)	6,197,432	6,197,432
	Shares	Value

Unaffiliated Investment Company 1.9%
Invesco Government & Agency Portfolio, 4.478% (c)(d)	7,231,989	$ 7,231,989
Total Short-Term Investments (Cost $13,429,421)		13,429,421
Total Investments (Cost $340,492,888)	101.7%	384,930,196
Other Assets, Less Liabilities	(1.7)	(6,432,368)
Net Assets	100.0%	$ 378,497,828

†	Percentages indicated are based on Portfolio net assets.
^	Industry classifications may be different than those used for compliance monitoring purposes.
(a)	Non-income producing security.
(b)	All or a portion of this security was held on loan. As of December 31, 2024, the aggregate market value of securities on loan was $15,576,329; the total market value of collateral held by the Portfolio was $16,032,991. The market value of the collateral held included non-cash collateral in the form of U.S. Treasury securities with a value of $8,801,002. The Portfolio received cash collateral with a value of $7,231,989. (See Note 2(H))
(c)	Current yield as of December 31, 2024.
(d)	Represents a security purchased with cash collateral received for securities on loan.
Investments in Affiliates (in 000's)
Investments in issuers considered to be affiliate(s) of the Portfolio during the year ended December 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Investment Companies	Value, Beginning of Year	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Year	Dividend Income	Other Distributions	Shares End of Year
NYLI U.S. Government Liquidity Fund	$ 9,754	$ 111,132	$ (114,689)	$ —	$ —	$ 6,197	$ 370	$ —	6,197
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
7

Portfolio of Investments December 31, 2024†^ (continued)
Futures Contracts
As of December 31, 2024, the Portfolio held the following futures contracts1:
Type	Number of Contracts	Expiration Date	Value at Trade Date	Current Notional Amount	Unrealized Appreciation (Depreciation)[2]
Long Contracts
Russell 2000 E-Mini Index	48	March 2025	$ 5,705,828	$ 5,399,520	$ (306,308)

1.	As of December 31, 2024, cash in the amount of $427,744 was on deposit with a broker or futures commission merchant for futures transactions.
2.	Represents the difference between the value of the contracts at the time they were opened and the value as of December 31, 2024.
Abbreviation(s):
ADR—American Depositary Receipt
ETF—Exchange-Traded Fund
REIT—Real Estate Investment Trust
The following is a summary of the fair valuations according to the inputs used as of December 31, 2024, for valuing the Portfolio’s assets and liabilities:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Common Stocks
Commercial Services & Supplies	$ 9,546,363	$ 2,038,393	$ —	$ 11,584,756
All Other Industries	345,475,941	—	—	345,475,941
Total Common Stocks	355,022,304	2,038,393	—	357,060,697
Exchange-Traded Funds	14,440,078	—	—	14,440,078
Short-Term Investments
Affiliated Investment Company	6,197,432	—	—	6,197,432
Unaffiliated Investment Company	7,231,989	—	—	7,231,989
Total Short-Term Investments	13,429,421	—	—	13,429,421
Total Investments in Securities	$ 382,891,803	$ 2,038,393	$ —	$ 384,930,196
Liability Valuation Inputs
Other Financial Instruments
Futures Contracts (b)	$ (306,308)	$ —	$ —	$ (306,308)

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.
(b)	The value listed for these securities reflects unrealized appreciation (depreciation) as shown on the Portfolio of Investments.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
8	NYLI VP Wellington Small Cap Portfolio

Statement of Assets and Liabilities as of December 31, 2024
Assets
Investment in unaffiliated securities, at value (identified cost $334,295,456) including securities on loan of $15,576,329	$378,732,764
Investment in affiliated investment companies, at value (identified cost $6,197,432)	6,197,432
Cash	99,727
Cash denominated in foreign currencies (identified cost $1,625)	1,625
Cash collateral on deposit at broker for futures contracts	427,744
Receivables:
Dividends	446,119
Portfolio shares sold	172,149
Variation margin on futures contracts	94,700
Securities lending	15,135
Other assets	2,387
Total assets	386,189,782
Liabilities
Cash collateral received for securities on loan	7,231,989
Payables:
Manager (See Note 3)	237,488
Portfolio shares redeemed	100,471
NYLIFE Distributors (See Note 3)	48,183
Shareholder communication	34,153
Professional fees	29,579
Custodian	9,634
Trustees	2
Accrued expenses	455
Total liabilities	7,691,954
Net assets	$378,497,828
Composition of Net Assets
Shares of beneficial interest outstanding (par value of $.001 per share) unlimited number of shares authorized	$38,812
Additional paid-in-capital	372,559,328
372,598,140
Total distributable earnings (loss)	5,899,688
Net assets	$378,497,828
Initial Class
Net assets applicable to outstanding shares	$162,328,283
Shares of beneficial interest outstanding	16,529,902
Net asset value per share outstanding	$9.82
Service Class
Net assets applicable to outstanding shares	$216,169,545
Shares of beneficial interest outstanding	22,282,492
Net asset value per share outstanding	$9.70

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
9

Statement of Operations for the year ended December 31, 2024
Investment Income (Loss)
Income
Dividends-unaffiliated (net of foreign tax withholding of $16,967)	$5,954,867
Dividends-affiliated	369,926
Securities lending, net	91,343
Total income	6,416,136
Expenses
Manager (See Note 3)	3,101,194
Distribution/Service—Service Class (See Note 3)	559,316
Professional fees	81,389
Custodian	32,830
Trustees	8,942
Shareholder communication	3,150
Miscellaneous	14,970
Total expenses before waiver/reimbursement	3,801,791
Expense waiver/reimbursement from Manager (See Note 3)	(373,842)
Net expenses	3,427,949
Net investment income (loss)	2,988,187
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Unaffiliated investment transactions	29,664,437
Futures transactions	604,971
Foreign currency transactions	(3,533)
Net realized gain (loss)	30,265,875
Net change in unrealized appreciation (depreciation) on:
Unaffiliated investments	20,385,875
Futures contracts	(613,774)
Net change in unrealized appreciation (depreciation)	19,772,101
Net realized and unrealized gain (loss)	50,037,976
Net increase (decrease) in net assets resulting from operations	$53,026,163
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
10	NYLI VP Wellington Small Cap Portfolio

Statements of Changes in Net Assets
for the years ended December 31, 2024 and December 31, 2023
	2024	2023
Increase (Decrease) in Net Assets
Operations:
Net investment income (loss)	$2,988,187	$2,658,270
Net realized gain (loss)	30,265,875	(21,581,922)
Net change in unrealized appreciation (depreciation)	19,772,101	68,666,811
Net increase (decrease) in net assets resulting from operations	53,026,163	49,743,159
Distributions to shareholders:
Initial Class	(1,829,677)	(1,214,596)
Service Class	(1,801,606)	(1,227,562)
Total distributions to shareholders	(3,631,283)	(2,442,158)
Capital share transactions:
Net proceeds from sales of shares	48,106,304	32,412,984
Net asset value of shares issued to shareholders in reinvestment of distributions	3,631,283	2,442,158
Cost of shares redeemed	(109,459,028)	(91,826,360)
Increase (decrease) in net assets derived from capital share transactions	(57,721,441)	(56,971,218)
Net increase (decrease) in net assets	(8,326,561)	(9,670,217)
Net Assets
Beginning of year	386,824,389	396,494,606
End of year	$378,497,828	$386,824,389
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
11

Financial Highlights selected per share data and ratios
	Year Ended December 31,
Initial Class	2024	2023	2022	2021	2020
Net asset value at beginning of year	$8.68	$7.69	$13.79	$11.73	$10.65
Net investment income (loss) (a)	0.08	0.07	0.07	0.16	0.04
Net realized and unrealized gain (loss)	1.16	0.99	(3.05)	1.95	1.05
Total from investment operations	1.24	1.06	(2.98)	2.11	1.09
Less distributions:
From net investment income	(0.10)	(0.07)	(0.13)	(0.05)	(0.01)
From net realized gain on investments	—	—	(2.99)	—	—
Total distributions	(0.10)	(0.07)	(3.12)	(0.05)	(0.01)
Net asset value at end of year	$9.82	$8.68	$7.69	$13.79	$11.73
Total investment return (b)	14.41%	13.89%	(20.83)%	18.03%	10.22%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	0.91%	0.84%	0.70%	0.93%	0.42%
Net expenses (c)	0.74%	0.74%	0.74%	0.74%	0.75%
Expenses (before waiver/reimbursement) (c)	0.84%	0.83%	0.85%	0.86%	0.86%
Portfolio turnover rate	59%	61%	71%	83%	225%
Net assets at end of year (in 000's)	$162,328	$155,565	$172,629	$206,410	$197,586

(a)	Per share data based on average shares outstanding during the year.
(b)	Total return does not reflect any deduction of sales charges, mortality and expense charges, contract charges or administrative charges.
(c)	In addition to the fees and expenses which the Portfolio bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.

	Year Ended December 31,
Service Class	2024	2023	2022	2021	2020
Net asset value at beginning of year	$8.57	$7.59	$13.65	$11.61	$10.56
Net investment income (loss) (a)	0.06	0.05	0.05	0.12	0.02
Net realized and unrealized gain (loss)	1.15	0.97	(3.02)	1.95	1.03
Total from investment operations	1.21	1.02	(2.97)	2.07	1.05
Less distributions:
From net investment income	(0.08)	(0.04)	(0.10)	(0.03)	—
From net realized gain on investments	—	—	(2.99)	—	—
Total distributions	(0.08)	(0.04)	(3.09)	(0.03)	—
Net asset value at end of year	$9.70	$8.57	$7.59	$13.65	$11.61
Total investment return (b)	14.13%	13.60%	(21.03)%	17.73%	9.94%(c)
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	0.67%	0.60%	0.44%	0.66%	0.17%
Net expenses (d)	0.99%	0.99%	0.99%	0.99%	1.00%
Expenses (before waiver/reimbursement) (d)	1.09%	1.08%	1.10%	1.11%	1.11%
Portfolio turnover rate	59%	61%	71%	83%	225%
Net assets at end of year (in 000's)	$216,170	$231,260	$223,866	$312,587	$304,479

(a)	Per share data based on average shares outstanding during the year.
(b)	Total return does not reflect any deduction of sales charges, mortality and expense charges, contract charges or administrative charges.
(c)	Total investment return may reflect adjustments to conform to generally accepted accounting principles.
(d)	In addition to the fees and expenses which the Portfolio bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
12	NYLI VP Wellington Small Cap Portfolio

Notes to Financial Statements
Note 1–Organization and Business
New York Life Investments VP Funds Trust (the “Fund”) (formerly known as MainStay VP Funds Trust) was organized as a Delaware statutory trust on February 1, 2011. The Fund is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Fund is comprised of thirty-three separate series (collectively referred to as the “Portfolios”). These financial statements and notes relate to the NYLI VP Wellington Small Cap Portfolio (formerly known as MainStay VP Wellington Small Cap Portfolio) (the "Portfolio"), a "diversified” portfolio, as that term is defined in the 1940 Act, as interpreted or modified by regulatory authorities having jurisdiction, from time to time.
Shares of the Portfolio are currently offered to certain separate accounts to fund variable annuity policies and variable universal life insurance policies issued by New York Life Insurance and Annuity Corporation (“NYLIAC”), a wholly-owned subsidiary of New York Life Insurance Company (“New York Life”) and may also be offered to fund variable annuity policies and variable universal life insurance policies issued by other insurance companies. NYLIAC allocates shares of the Portfolio to, among others, certain NYLIAC separate accounts. Shares of the Portfolio are also offered to the NYLI VP Conservative Allocation Portfolio, NYLI VP Moderate Allocation Portfolio, NYLI VP Growth Allocation Portfolio and NYLI VP Equity Allocation Portfolio, which operate as “funds-of-funds," and other variable insurance funds.
The following table lists the Portfolio's share classes that have been registered and commenced operations:
Class	Commenced Operations
Initial Class	May 2, 2016
Service Class	May 2, 2016
Shares of the Portfolio are offered and are redeemed at a price equal to their respective net asset value (“NAV”) per share. No sales or redemption charge is applicable to the purchase or redemption of the Portfolio's shares. Under the terms of the Fund’s multiple class plan, adopted pursuant to Rule 18f-3 under the 1940 Act, the classes differ in that, among other things, Service Class shares of the Portfolio pay a combined distribution and service fee of 0.25% of average daily net assets attributable to Service Class shares of the Portfolio to the Distributor (as defined in Note 3(B)) pursuant to a plan adopted in accordance with Rule 12b-1 under the 1940 Act. Contract owners of variable annuity contracts purchased after June 2, 2003, are permitted to invest only in the Service Class shares.
The Portfolio's investment objective is to seek long-term growth of capital.
In this reporting period, the Portfolio adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures ("ASU 2023-07"). Adoption of the new standard impacted financial statement disclosures only and did not affect the Portfolio's financial position or its results of operations. The intent of
ASU 2023-07 is, through improved segment disclosures, to enable investors to better understand an entity's overall performance and to assess its potential future cash flows. NYLI Disclosure Committee ("Committee") acts as the Portfolio's chief operating decision maker assessing performance and making decisions about resource allocation. The Committee has determined that the Portfolio has a single operating segment based on the fact that the Committee monitors the operating results of the Portfolio as a whole and the Portfolio's long-term strategic asset allocation is pre-determined in accordance with the terms of its respective prospectus, based on a defined investment strategy which is executed by the Portfolio's portfolio managers as a team. The financial information provided to and reviewed by the Committee is consistent with that presented in the Portfolio's Portfolio of Investments, Statement of Changes in Net Assets and Financial Highlights.
Note 2–Significant Accounting Policies
The Portfolio is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services—Investment Companies. The Portfolio prepares its financial statements in accordance with generally accepted accounting principles (“GAAP”) in the United States of America and follows the significant accounting policies described below.
(A) Securities Valuation.  Investments are usually valued as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time) on each day the Portfolio is open for business ("valuation date").
Pursuant to Rule 2a-5 under the 1940 Act, the Board of Trustees of the Fund (the "Board") has designated New York Life Investment Management LLC (“New York Life Investments” or the "Manager") as its Valuation Designee (the "Valuation Designee"). The Valuation Designee is responsible for performing fair valuations relating to all investments in the Portfolio’s portfolio for which market quotations are not readily available; periodically assessing and managing material valuation risks; establishing and applying fair value methodologies; testing fair valuation methodologies; evaluating and overseeing pricing services; ensuring appropriate segregation of valuation and portfolio management functions; providing quarterly, annual and prompt reporting to the Board, as appropriate; identifying potential conflicts of interest; and maintaining appropriate records. The Valuation Designee has established a valuation committee ("Valuation Committee") to assist in carrying out the Valuation Designee’s responsibilities and establish prices of securities for which market quotations are not readily available. The Portfolio's and the Valuation Designee's policies and procedures ("Valuation Procedures") govern the Valuation Designee’s selection and application of methodologies for determining and calculating the fair value of Portfolio investments. The Valuation Designee may value the Portfolio's portfolio securities for which market quotations are not readily available and other Portfolio assets utilizing inputs from pricing services and other third-party sources. The Valuation Committee meets (in person, via electronic mail or

13

Notes to Financial Statements (continued)
via teleconference) on an ad-hoc basis to determine fair valuations and on a quarterly basis to review fair value events with respect to certain securities for which market quotations are not readily available, including valuation risks and back-testing results, and to preview reports to the Board.
The Valuation Committee establishes prices of securities for which market quotations are not readily available based on such methodologies and measurements on a regular basis after considering information that is reasonably available and deemed relevant by the Valuation Committee. The Board shall oversee the Valuation Designee and review fair valuation materials on a prompt, quarterly and annual basis and approve proposed revisions to the Valuation Procedures.
Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to the Valuation Procedures. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the Portfolio can access at the measurement date, provided that a quotation will not be readily available if it is not reliable. "Fair value" is defined as the price the Portfolio would reasonably expect to receive upon selling an asset or liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the asset or liability. Fair value measurements are determined within a framework that establishes a three-tier hierarchy that maximizes the use of observable market data and minimizes the use of unobservable inputs to establish a classification of fair value measurements for disclosure purposes. "Inputs" refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, such as the risk inherent in a particular valuation technique used to measure fair value using a pricing model and/or the risk inherent in the inputs for the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions market participants would use in pricing the asset or liability based on the information available. The inputs or methodology used for valuing assets or liabilities may not be an indication of the risks associated with investing in those assets or liabilities. The three-tier hierarchy of inputs is summarized below.
•	Level 1—quoted prices (unadjusted) in active markets for an identical asset or liability
•	Level 2—other significant observable inputs (including quoted prices for a similar asset or liability in active markets, interest rates and yield curves, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio's own assumptions about the assumptions that market participants would use in measuring fair value of an asset or liability)
The level of an asset or liability within the fair value hierarchy is based on the lowest level of an input, both individually and in the aggregate, that is significant to the fair value measurement. The aggregate value by input level of the Portfolio’s assets and liabilities as of December 31, 2024, is included at the end of the Portfolio of Investments.
The Portfolio may use third-party vendor evaluations, whose prices may be derived from one or more of the following standard inputs, among others:
• Broker/dealer quotes	• Benchmark securities
• Two-sided markets	• Reference data (corporate actions or material event notices)
• Bids/offers	• Monthly payment information
• Industry and economic events	• Reported trades
An asset or liability for which a market quotation is not readily available is valued by methods deemed reasonable in good faith by the Valuation Committee, following the Valuation Procedures to represent fair value. Under these procedures, the Valuation Designee generally uses a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information. The Valuation Designee may also use an income-based valuation approach in which the anticipated future cash flows of the asset or liability are discounted to calculate fair value. Fair value represents a good faith approximation of the value of a security. Fair value determinations involve the consideration of a number of subjective factors, an analysis of applicable facts and circumstances and the exercise of judgment. As a result, it is possible that the fair value for a security determined in good faith in accordance with the Valuation Procedures may differ from valuations for the same security determined for other funds using their own valuation procedures. Although the Valuation Procedures are designed to value a security at the price the Portfolio may reasonably expect to receive upon the security's sale in an orderly transaction, there can be no assurance that any fair value determination thereunder would, in fact, approximate the amount that the Portfolio would actually realize upon the sale of the security or the price at which the security would trade if a reliable market price were readily available. During the year ended December 31, 2024, there were no material changes to the fair value methodologies.
Securities which may be valued in this manner include, but are not limited to: (i) a security for which trading has been halted or suspended or otherwise does not have a readily available market quotation on a given day; (ii) a debt security that has recently gone into default and for which there is not a current market quotation; (iii) a security of an issuer that has entered into a restructuring; (iv) a security that has been delisted from a national exchange; (v) a security subject to trading collars for which no or limited trading takes place; and (vi) a security whose principal market has been temporarily closed at a time when, under normal conditions, it would be open. Securities valued in this manner are generally categorized as Level 2 or 3 in the hierarchy.
Equity securities, rights and warrants, if applicable, are valued at the last quoted sales prices as of the close of regular trading on the relevant exchange on each valuation date. Securities that are not traded on the

14	NYLI VP Wellington Small Cap Portfolio

valuation date are valued at the mean of the last quoted bid and ask prices. Prices are normally taken from the principal market in which each security trades. These securities are generally categorized as Level 1 in the hierarchy.
Exchange-traded funds  (“ETFs”) are valued at the last quoted sales prices as of the close of regular trading on the relevant exchange on each valuation date. Securities that are not traded on the valuation date are valued at the mean of the last quoted bid and ask prices. Prices are normally taken from the principal market in which each security trades. These securities are generally categorized as Level 1 in the hierarchy.
Investments in mutual funds, including money market funds, are valued at their respective NAVs at the close of business each day on the valuation date. These securities are generally categorized as Level 1 in the hierarchy.
Futures contracts are valued at the last posted settlement price on the market where such futures are primarily traded. These securities are generally categorized as Level 1 in the hierarchy.
Temporary cash investments acquired in excess of 60 days to maturity at the time of purchase are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities and ratings), both as furnished by independent pricing services. Temporary cash investments that mature in 60 days or less at the time of purchase ("Short-Term Investments") are valued using the amortized cost method of valuation, unless the use of such method would be inappropriate. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between such cost and the principal on maturity date. Amortized cost approximates the current fair value of a security. Securities valued using the amortized cost method are not valued using quoted prices in an active market and are generally categorized as Level 2 in the hierarchy.
The information above is not intended to reflect an exhaustive list of the methodologies that may be used to value portfolio investments. The Valuation Procedures permit the use of a variety of valuation methodologies in connection with valuing portfolio investments. The methodology used for a specific type of investment may vary based on the market data available or other considerations. The methodologies summarized above may not represent the specific means by which portfolio investments are valued on any particular business day.
(B) Income Taxes.   The Portfolio's policy is to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute all of its taxable income to the shareholders of the Portfolio within the allowable time limits.
The Manager evaluates the Portfolio’s tax positions to determine if the tax positions taken meet the minimum recognition threshold in connection with accounting for uncertainties in income tax positions taken or expected to be taken for the purposes of measuring and recognizing tax liabilities in the financial statements. Recognition of tax benefits of an uncertain tax position is permitted only to the extent the position is “more likely than not” to be sustained assuming examination by taxing authorities. The Manager analyzed the Portfolio's tax positions taken on federal, state and local income tax returns for all open tax years (for up to three tax years) and has concluded that no provisions for federal, state and local income tax are required in the Portfolio's financial statements. The Portfolio's federal, state and local income tax and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state and local departments of revenue.
(C) Dividends and Distributions to Shareholders. Dividends and distributions are recorded on the ex-dividend date. The Portfolio intends to declare and pay dividends from net investment income and distributions from net realized capital and currency gains, if any, at least annually. All dividends and distributions are reinvested at NAV in the same class of shares of the Portfolio. Dividends and distributions to shareholders are determined in accordance with federal income tax regulations and may differ from determinations using GAAP.
(D) Security Transactions and Investment Income. The Portfolio records security transactions on the trade date. Realized gains and losses on security transactions are determined using the identified cost method. Dividend income is recognized on the ex-dividend date, net of any foreign tax withheld at the source, and interest income is accrued as earned using the effective interest rate method. Distributions received from real estate investment trusts, if applicable, may be classified as dividends, capital gains and/or return of capital.
Investment income and realized and unrealized gains and losses on investments of the Portfolio are allocated pro rata to the separate classes of shares based upon their relative net assets on the date the income is earned or realized and unrealized gains and losses are incurred.
(E) Expenses.  Expenses of the Fund are allocated to the individual Portfolios in proportion to the net assets of the respective Portfolios when the expenses are incurred, except where direct allocations of expenses can be made. Expenses (other than fees incurred under the distribution and service plans, further discussed in Note 3(B), which are charged directly to the Service Class shares) are allocated to separate classes of shares pro rata based upon their relative net assets on the date the expenses are incurred. The expenses borne by the Portfolio, including those of related parties to the Portfolio, are shown in the Statement of Operations.
Additionally, the Portfolio may invest in ETFs and mutual funds, which are subject to management fees and other fees that may cause the costs of investing in ETFs and mutual funds to be greater than the costs of owning the underlying securities directly. These indirect expenses of ETFs and mutual funds are not included in the amounts shown as expenses in the Statement of Operations or in the expense ratios included in the Financial Highlights.
15

Notes to Financial Statements (continued)
(F) Use of Estimates.  In preparing financial statements in conformity with GAAP, the Manager makes estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates and assumptions.
(G) Futures Contracts.  A futures contract is an agreement to purchase or sell a specified quantity of an underlying instrument at a specified future date and price, or to make or receive a cash payment based on the value of a financial instrument (e.g., foreign currency, interest rate, security or securities index). The Portfolio is subject to risks such as market price risk, leverage risk, liquidity risk, counterparty risk, operational risk, legal risk and/or interest rate risk in the normal course of investing in these contracts. Upon entering into a futures contract, the Portfolio is required to pledge to the broker or futures commission merchant an amount of cash and/or U.S. government securities equal to a certain percentage of the collateral amount, known as the “initial margin.” During the period the futures contract is open, changes in the value of the contract are recognized as unrealized appreciation or depreciation by marking to market such contract on a daily basis to reflect the market value of the contract at the end of each day’s trading. The Portfolio agrees to receive from or pay to the broker or futures commission merchant an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as “variation margin.” When the futures contract is closed, the Portfolio records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Portfolio's basis in the contract.
The use of futures contracts involves, to varying degrees, elements of market risk in excess of the amount recognized in the Statement of Assets and Liabilities. The contract or notional amounts and variation margin reflect the extent of the Portfolio's involvement in open futures positions. There are several risks associated with the use of futures contracts as hedging  techniques. There can be no assurance that a liquid market will exist at the time when the Portfolio seeks to close out a futures contract. If no liquid market exists, the Portfolio would remain obligated to meet margin requirements until the position is closed. Futures contracts may involve a small initial investment relative to the risk assumed, which could result in losses greater than if the Portfolio did not invest in futures contracts. Futures contracts may be more volatile than direct investments in the instrument underlying the futures and may not correlate to the underlying instrument, causing a given hedge not to achieve its objectives. The Portfolio's activities in futures contracts have minimal counterparty risk as they are conducted through regulated exchanges that guarantee the futures against default by the counterparty. In the event of a bankruptcy or insolvency of a futures commission merchant that holds margin on behalf of the Portfolio, the Portfolio may not be entitled to the return of the entire margin owed to the Portfolio, potentially resulting in a loss. The Portfolio may invest in futures contracts to seek enhanced returns or to reduce the risk of loss by hedging certain of its holdings. The Portfolio's investment in futures contracts and other derivatives may increase the volatility of the Portfolio's NAVs and may result in a loss to the Portfolio.
(H) Securities Lending. In order to realize additional income, the Portfolio may engage in securities lending, subject to the limitations set forth in the 1940 Act and relevant guidance by the staff of the Securities and Exchange Commission (“SEC”). If the Portfolio engages in securities lending, the Portfolio will lend through its custodian, JPMorgan Chase Bank, N.A., ("JPMorgan"), acting as securities lending agent on behalf of the Portfolio. Under the current arrangement, JPMorgan will manage the Portfolio's collateral in accordance with the securities lending agency agreement between the Portfolio and JPMorgan, and indemnify the Portfolio against counterparty risk. The loans will be collateralized by cash (which may be invested in a money market fund) and/or non-cash collateral (which may include U.S. Treasury securities and/or U.S. government agency securities issued or guaranteed by the United States government or its agencies or instrumentalities) at least equal at all times to the market value of the securities loaned. Non-cash collateral held at year end is segregated and cannot be transferred by the Portfolio. The Portfolio bears the risk of delay in recovery of, or loss of rights in, the securities loaned. The Portfolio may also record a realized gain or loss on securities deemed sold due to a borrower’s inability to return securities on loan. The Portfolio bears the risk of any loss on investment of cash collateral. The Portfolio will receive compensation for lending its securities in the form of fees or it will retain a portion of interest earned on the investment of any cash collateral. The Portfolio will also continue to receive interest and dividends on the securities loaned and any gain or loss in the market price of the securities loaned that may occur during the term of the loan will be for the account of the Portfolio. Income earned from securities lending activities, if any, is reflected in the Statement of Operations.
(I) Indemnifications.  Under the Fund’s organizational documents, its officers and trustees are indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Portfolio enters into contracts with third-party service providers that contain a variety of representations and warranties and that may provide general indemnifications. The Portfolio's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio that have not yet occurred. The Manager believes that the risk of loss in connection with these potential indemnification obligations is remote. However, there can be no assurance that material liabilities related to such obligations will not arise in the future, which could adversely impact the Portfolio.
(J) Quantitative Disclosure of Derivative Holdings. The following tables show additional disclosures related to the Portfolio's derivative and hedging activities, including how such activities are accounted for and their effect on the Portfolio's financial positions, performance and cash flows.
The Portfolio entered into futures contracts to manage its exposure to the securities markets or to movements in interest rates and currency values.

16	NYLI VP Wellington Small Cap Portfolio

Fair value of derivative instruments as of December 31, 2024:
Liability Derivatives	Equity Contracts Risk	Total
Futures Contracts - Net Assets—Net unrealized depreciation on futures contracts (a)	$(306,308)	$(306,308)
Total Fair Value	$(306,308)	$(306,308)

(a)	Includes cumulative appreciation (depreciation) of futures contracts as reported in the Portfolio of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
The effect of derivative instruments on the Statement of Operations for the year ended December 31, 2024:
Net Realized Gain (Loss) from:	Equity Contracts Risk	Total
Futures Transactions	$604,971	$604,971
Total Net Realized Gain (Loss)	$604,971	$604,971

Net Change in Unrealized Appreciation (Depreciation)	Equity Contracts Risk	Total
Futures Contracts	$(613,774)	$(613,774)
Total Net Change in Unrealized Appreciation (Depreciation)	$(613,774)	$(613,774)

Average Notional Amount	Total
Futures Contracts Long	$5,813,354
Note 3–Fees and Related Party Transactions
(A) Manager and Subadvisor.  New York Life Investments, a registered investment adviser and an indirect, wholly-owned subsidiary of New York Life, serves as the Portfolio's Manager, pursuant to an Amended and Restated Management Agreement ("Management Agreement"). The Manager provides offices, conducts clerical, recordkeeping and bookkeeping services and keeps most of the financial and accounting records required to be maintained by the Portfolio. Except for the portion of salaries and expenses that are the responsibility of the Portfolio, the Manager pays the salaries and expenses of all personnel affiliated with the Portfolio and certain operational expenses of the Portfolio. The Portfolio reimburses New York Life Investments in an amount equal to the portion of the compensation of the Chief Compliance Officer attributable to the Portfolio. Wellington Management Company LLP ("Wellington" or the "Subadvisor"), a registered investment adviser, serves as the Subadvisor to the Portfolio and is responsible for the day-to-day portfolio management of the Portfolio. Pursuant to the terms of a Subadvisory Agreement between New York Life Investments and Wellington, New York Life Investments pays for the services of the Subadvisor.
Pursuant to the Management Agreement, the Fund pays the Manager, on behalf of the Portfolio, a monthly fee for the services performed and the facilities furnished at an annual rate of the Portfolio's average daily net assets as follows: 0.80% up to $1 billion; 0.775% from $1 billion to $2 billion; and 0.75% in excess of $2 billion. During the year ended December 31, 2024, the effective management fee rate was 0.80% (exclusive of any applicable waivers/reimbursements) of the Portfolio's average daily net assets.
New York Life Investments has contractually agreed to waive fees and/or reimburse expenses so that Total Annual Portfolio Operating Expenses (excluding taxes, interest, litigation, extraordinary expenses, brokerage and other transaction expenses relating to the purchase or sale of portfolio investments and acquired (underlying) portfolio/fund fees and expenses) of Initial Class shares do not exceed 0.74% of the Portfolio's average daily net assets. New York Life Investments will apply an equivalent waiver or reimbursement, in an equal number of basis points, to Service Class shares. This agreement will remain in effect until May 1, 2025, and shall renew automatically for one-year terms unless New York Life Investments provides written notice of termination prior to the start of the next term or upon approval of the Board.
During the year ended December 31, 2024, New York Life Investments earned fees from the Portfolio in the amount of $3,101,194 and waived fees and/or reimbursed expenses in the amount of $373,842 and paid the Subadvisor fees in the amount of $1,343,603.
JPMorgan provides sub-administration and sub-accounting services to the Portfolio pursuant to an agreement with New York Life Investments. These services include calculating the daily NAVs of the Portfolio, maintaining the general ledger and sub-ledger accounts for the calculation of the Portfolio's NAVs, and assisting New York Life Investments in conducting various aspects of the Portfolio's administrative operations. For providing these services to the Portfolio, JPMorgan is compensated by New York Life Investments.
Pursuant to an agreement between the Fund and New York Life Investments, New York Life Investments is responsible for providing or procuring certain regulatory reporting services for the Portfolio. The Portfolio will reimburse New York Life Investments for the actual costs incurred by New York Life Investments in connection with providing or procuring these services for the Portfolio.
(B) Distribution and Service Fees.  The Fund, on behalf of the Portfolio, has entered into a distribution agreement with NYLIFE Distributors LLC (the “Distributor”), an affiliate of New York Life Investments. The Portfolio has adopted a distribution plan (the “Plan”) in accordance with the provisions of Rule 12b-1 under the 1940 Act. Under the Plan, the Distributor has agreed to provide, through its affiliates or independent third parties, various distribution-related, shareholder and administrative support services to the Service Class shareholders. For its services, the Distributor is entitled to a combined distribution and service fee accrued daily and paid monthly at an annual rate of 0.25% of the average daily net assets attributable to the Service Class shares of the Portfolio.
17

Notes to Financial Statements (continued)
Note 4-Federal Income Tax
As of December 31, 2024, the cost and unrealized appreciation (depreciation) of the Portfolio’s investment portfolio, including applicable derivative contracts and other financial instruments, as determined on a federal income tax basis, were as follows:
	Federal Tax Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Investments in Securities	$347,620,964	$66,014,518	$(28,705,286)	$37,309,232
As of December 31, 2024, the components of accumulated gain (loss) on a tax basis were as follows:
Ordinary Income	Accumulated Capital and Other Gain (Loss)	Other Temporary Differences	Unrealized Appreciation (Depreciation)	Total Accumulated Gain (Loss)
$3,590,160	$(34,998,342)	$(1,362)	$37,309,232	$5,899,688
The difference between book-basis and tax-basis unrealized appreciation (depreciation) is primarily due to wash sale adjustments, mark to market of futures contracts and Passive Foreign Investment Company ("PFIC") adjustments.
As of December 31, 2024, for federal income tax purposes, capital loss carryforwards of $34,998,342, as shown in the table below, were available to the extent provided by the regulations to offset future realized gains of the Portfolio. Accordingly, no capital gains distributions are expected to be paid to shareholders until net gains have been realized in excess of such amounts.
Capital Loss Available Through	Short-Term Capital Loss Amounts (000’s)	Long-Term Capital Loss Amounts (000’s)
Unlimited	$25,391	$9,607
The Portfolio utilized $30,289,808 of capital loss carryforwards during the year ended December 31, 2024.
During the years ended December 31, 2024 and December 31, 2023, the tax character of distributions paid as reflected in the Statements of Changes in Net Assets was as follows:
	2024	2023
Distributions paid from:
Ordinary Income	$3,631,283	$2,442,158
Note 5–Custodian
JPMorgan is the custodian of cash and securities held by the Portfolio. Custodial fees are charged to the Portfolio based on the Portfolio's net assets and/or the market value of securities held by the Portfolio and the number of certain transactions incurred by the Portfolio.
Note 6–Line of Credit
The Portfolio and certain other funds managed by New York Life Investments maintain a line of credit with a syndicate of banks in order to secure a source of funds for temporary purposes to meet unanticipated or excessive redemption requests.
Effective July 23, 2024, under the credit agreement (the “Credit Agreement”), the aggregate commitment amount is $600,000,000 with an additional uncommitted amount of $100,000,000. The commitment fee is an annual rate of 0.15% of the average commitment amount payable quarterly, regardless of usage, to JPMorgan, who serves as the agent to the syndicate. The commitment fee is allocated among the Portfolio and certain other funds managed by New York Life Investments based upon their respective net assets and other factors. Interest on any revolving credit loan is charged based upon the Federal Funds Rate, Daily Simple Secured Overnight Financing Rate ("SOFR") + 0.10%, or the Overnight Bank Funding Rate, whichever is higher. The Credit Agreement expires on July 22, 2025, although the Portfolio, certain other funds managed by New York Life Investments and the syndicate of banks may renew the Credit Agreement for an additional year on the same or different terms or enter into a credit agreement with a different syndicate of banks. Prior to July 23, 2024, the aggregate commitment amount and the commitment fee were the same as those under the current Credit Agreement. During the year ended December 31, 2024, there were no borrowings made or outstanding with respect to the Portfolio under the Credit Agreement.
Note 7–Interfund Lending Program
Pursuant to an exemptive order issued by the SEC, the Portfolio, along with certain other funds managed by New York Life Investments, may participate in an interfund lending program. The interfund lending program provides an alternative credit facility that permits the Portfolio and certain other funds managed by New York Life Investments to lend or borrow money for temporary purposes directly to or from one another, subject to the conditions of the exemptive order. During the year ended December 31, 2024, there were no interfund loans made or outstanding with respect to the Portfolio.
Note 8–Purchases and Sales of Securities (in 000’s)
During the year ended December 31, 2024, purchases and sales of securities, other than short-term securities, were $225,296 and $280,295, respectively.
The Portfolio may purchase securities from or sell securities to other portfolios managed by the Subadvisor. These interportfolio transactions are primarily used for cash management purposes and are made

18	NYLI VP Wellington Small Cap Portfolio

pursuant to Rule 17a-7 under the 1940 Act. The Rule 17a-7 transactions during the year ended December 31, 2024, were as follows:
Sales (000's)	Realized Gain / (Loss) (000's)
$99	$(1)
Note 9–Capital Share Transactions
Transactions in capital shares for the years ended December 31, 2024 and December 31, 2023, were as follows:
Initial Class	Shares	Amount
Year ended December 31, 2024:
Shares sold	3,638,199	$33,535,601
Shares issued to shareholders in reinvestment of distributions	194,677	1,829,677
Shares redeemed	(5,235,039)	(50,025,241)
Net increase (decrease)	(1,402,163)	$(14,659,963)
Year ended December 31, 2023:
Shares sold	1,624,524	$12,642,093
Shares issued to shareholders in reinvestment of distributions	163,077	1,214,596
Shares redeemed	(6,311,366)	(50,520,270)
Net increase (decrease)	(4,523,765)	$(36,663,581)

Service Class	Shares	Amount
Year ended December 31, 2024:
Shares sold	1,599,399	$14,570,703
Shares issued to shareholders in reinvestment of distributions	193,932	1,801,606
Shares redeemed	(6,490,796)	(59,433,787)
Net increase (decrease)	(4,697,465)	$(43,061,478)
Year ended December 31, 2023:
Shares sold	2,561,024	$19,770,891
Shares issued to shareholders in reinvestment of distributions	166,720	1,227,562
Shares redeemed	(5,239,480)	(41,306,090)
Net increase (decrease)	(2,511,736)	$(20,307,637)
Note 10–Recent Accounting Pronouncement
In December 2023, the FASB issued Accounting Standard Update No. 2023-09, Income Taxes (ASC 740) Improvements to Income Tax Disclosures (“ASU 2023-09”). The primary purpose of the amendments within ASU 2023-09 is to enhance the transparency and decision usefulness of income tax disclosures primarily related to the rate reconciliation table and income taxes paid information. The amendments in ASU 2023-09 require that public business entities on an annual basis (1) disclose specific categories in the rate reconciliation and (2) provide additional information for reconciling items that meet a quantitative threshold. In addition, the amendments in this ASU 2023-09 require that all entities disclose on an annual basis taxes paid disaggregated by; federal, state, foreign, and jurisdiction (when income taxes paid is equal to or greater than five percent of total income taxes paid). The amendments in ASU 2023-09 are effective for public business entities beginning after December 15, 2024. Early adoption is permitted for annual financial statements that have not yet been issued or made available for issuance. The amendments in ASU 2023-09 should be applied on a prospective basis. Retrospective application is permitted. Management is currently assessing the impact this standard will have on our financial statements as well as the method by which we will adopt the new standard. The Adviser does not expect the guidance to have a material impact to the Portfolio.
Note 11–Subsequent Events
In connection with the preparation of the financial statements of the Portfolio for the year ended December 31, 2024, events and transactions subsequent to December 31, 2024, through the date the financial statements were issued, have been evaluated by the Manager for possible adjustment and/or disclosure. No subsequent events requiring financial statement adjustment or disclosure have been identified.
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Report of Independent Registered Public Accounting Firm
To the Board of Trustees of New York Life Investments VP Funds Trust (formerly known as Mainstay VP Funds Trust) and Shareholders of NYLI VP Wellington Small Cap Portfolio (formerly known as MainStay VP Wellington Small Cap Portfolio)
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of NYLI VP Wellington Small Cap Portfolio (one of the portfolios constituting New York Life Investments VP Funds Trust, referred to hereafter as the “Portfolio”) as of December 31, 2024, the related statement of operations for the year ended December 31, 2024, the statements of changes in net assets for each of the two years in the period ended December 31, 2024, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2024 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Portfolio as of December 31, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2024 and the financial highlights for each of the five years in the period ended December 31, 2024 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Portfolio’s management. Our responsibility is to express an opinion on the Portfolio’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Portfolio in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2024 by correspondence with the custodian, transfer agents and broker. We believe that our audits provide a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
New York, New York
February 21, 2025
We have served as the auditor of one or more investment companies in the New York Life Investments group of funds since 1984.
20	NYLI VP Wellington Small Cap Portfolio

Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
Included in the Statement of Operations within the Portfolio’s Financial Statements.
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Statement Regarding Basis for Approval of Investment Advisory Agreement and Subadvisory Agreement
The continuation of the Management Agreement with respect to each series (“Portfolio”) of the New York Life Investments VP Funds Trust (“Trust”) and New York Life Investment Management LLC (“New York Life Investments”) and each of the Subadvisory Agreements between New York Life Investments and each of American Century Investment Management, Inc., Brown Advisory LLC, Candriam, CBRE Investment Management Listed Real Assets LLC, Epoch Investment Partners, Inc., FIAM LLC, Janus Henderson Investors US LLC, MacKay Shields LLC, Newton Investment Management North America, LLC, NYL Investors LLC, Pacific Investment Management Company LLC, PineStone Asset Management Inc., Segall Bryant & Hamill, LLC, Wellington Management Company LLP and Winslow Capital Management, LLC (together, “Subadvisors”)1 with respect to the applicable Portfolio(s) (together, “Advisory Agreements”) is subject to annual review and approval by the Board of Trustees of the Trust (“Board”) in accordance with Section 15 of the Investment Company Act of 1940, as amended (“1940 Act”).  At its December 3–4, 2024 meeting, the Board, including the Trustees who are not an “interested person” (as such term is defined in the 1940 Act) of the Trust (“Independent Trustees”) voting separately, unanimously approved the continuation of each of the Advisory Agreements for each applicable Portfolio for a one-year period.
In reaching the decision to approve the continuation of each of the Advisory Agreements, the Board considered information and materials furnished by New York Life Investments and each Subadvisor in connection with an annual contract review process undertaken by the Board that took place at meetings of the Board and its Contracts Committee from September 2024 through December 2024, including information and materials furnished by New York Life Investments and each Subadvisor in response to requests prepared on behalf of the Board, and in consultation with the Independent Trustees, by independent legal counsel to the Independent Trustees, which encompassed a variety of topics, including those summarized below.  Information and materials requested by and furnished to the Board for consideration in connection with the contract review process included, among other items, reports on each Portfolio and “peer funds” prepared by Institutional Shareholder Services Inc. (“ISS”), an independent third-party service provider engaged by the Board to report objectively on each Portfolio’s investment performance, management fee and total expenses.  The Board also considered information on the fees charged to other investment advisory clients of New York Life Investments and/or each applicable Subadvisor that follow investment strategies similar to those of each Portfolio, if any, and, when applicable, the rationale for differences in each Portfolio’s management and subadvisory fees, as applicable, and the fees charged to those other investment advisory clients.  In addition, the Board considered information regarding the legal standards and fiduciary obligations applicable to its consideration of the continuation of each of the Advisory Agreements.  The contract review process, including the structure and format for information and materials provided to the Board, has been developed in consultation with the Board.  The Independent
Trustees also met in executive sessions with their independent legal counsel and, for portions thereof, with senior management of New York Life Investments.
The Board’s deliberations with respect to the continuation of each of the Advisory Agreements reflect a year-long process, and the Board also took into account information furnished to the Board and its Committees throughout the year, as deemed relevant and appropriate by the Trustees, including, among other items, reports on investment performance of each Portfolio and investment-related matters for each Portfolio as well as presentations from New York Life Investments and, generally annually, personnel of each Subadvisor.  In addition, the Board took into account other information provided by New York Life Investments throughout the year, including, among other items, periodic reports on legal and compliance matters, risk management, portfolio turnover, brokerage commissions and non-advisory services provided to each Portfolio by New York Life Investments, as deemed relevant and appropriate by the Trustees.
In addition to information provided to the Board throughout the year, the Board received information in connection with its June 2024 meeting provided specifically in response to requests prepared on behalf of the Board, and in consultation with the Independent Trustees, by independent legal counsel to the Independent Trustees regarding each Portfolio’s distribution arrangements.  In addition, the Board received information regarding each Portfolio’s asset levels, share purchase and redemption activity and the payment of Rule 12b-1 and/or certain other fees by the applicable share class(es) of each applicable Portfolio, among other information.
In considering the continuation of each of the Advisory Agreements, the Trustees reviewed and evaluated the information and factors they believed to reasonably be necessary and appropriate in light of legal advice furnished to them by independent legal counsel to the Independent Trustees and through the exercise of their own business judgment.  Although individual Trustees may have weighed certain factors or information differently and the Board did not consider any single factor or information controlling in reaching its decision, the factors that figured prominently in the Board’s consideration of the continuation of each of the Advisory Agreements with respect to each applicable Portfolio are summarized in more detail below and include, among other factors: (i) the nature, extent and quality of the services provided to the Portfolio by New York Life Investments and the Subadvisor(s), if applicable; (ii) the qualifications of the portfolio manager(s) of the Portfolio and the historical investment performance of the Portfolio, New York Life Investments and, if applicable, the Subadvisor(s); (iii) the costs of the services provided, and profits realized, by New York Life Investments and the Subadvisor(s), if applicable, with respect to their relationships with the Portfolio; (iv) the extent to which economies of scale have been realized or may be realized if the Portfolio grows and the extent to which any economies of scale have been shared, have benefited or may benefit the Portfolio’s

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shareholders; and (v) the reasonableness of the Portfolio’s management and, if applicable, subadvisory fees and total ordinary operating expenses.  Although the Board recognized that comparisons between each Portfolio’s fees and expenses and those of other funds are imprecise given different terms of agreements, variations in fund strategies and other factors, the Board considered the reasonableness of each Portfolio’s management fee and total ordinary operating expenses as compared to peer funds identified by ISS.  Throughout their considerations, the Trustees acknowledged the commitment of New York Life Investments and its affiliates to serve the New York Life Investments Group of Funds, as well as their capacity, experience, resources, financial stability and reputations.  The Trustees also acknowledged the entrepreneurial and other risks assumed by New York Life Investments in sponsoring and managing each Portfolio.  With respect to the Subadvisory Agreements, the Board took into account New York Life Investments’ recommendation to approve the continuation of each of the Subadvisory Agreements.
The Trustees noted that, throughout the year, the Trustees are afforded an opportunity to ask questions of, and request additional information or materials from, New York Life Investments and each Subadvisor.  The Board’s decision with respect to each of the Advisory Agreements may have also been based, in part, on the Board’s knowledge of New York Life Investments and each Subadvisor resulting from, among other things, the Board’s consideration of each of the Advisory Agreements in prior years, the advisory agreements for other funds in the New York Life Investments Group of Funds, the Board’s review throughout the year of the performance and operations of other funds in the New York Life Investments Group of Funds and each Trustee’s business judgment and industry experience.  In addition to considering the above-referenced factors, the Board observed that in the marketplace, notably under variable life insurance policies and variable annuity contracts for which each Portfolio serves as an investment option, there are a range of investment options available to investors and that each Portfolio’s shareholders, having had the opportunity to consider other investment options, have invested in the Portfolio.
The factors that figured prominently in the Board’s decision to approve the continuation of each of the Advisory Agreements during the Board’s December 3-4, 2024 meeting are summarized in more detail below.  The Board considered on a Portfolio-by-Portfolio basis the factors and information deemed relevant and appropriate by the Trustees to evaluate the continuation of each of the Advisory Agreements, and the Board’s decision was made separately with respect to each Portfolio.
Nature, Extent and Quality of Services Provided by New York Life Investments and the Subadvisors
The Board examined the nature, extent and quality of the services that New York Life Investments provides to each Portfolio.  The Board evaluated New York Life Investments’ experience and capabilities in serving as manager of each Portfolio and considered that each Portfolio with one or more Subadvisors operates in a “manager-of-managers” structure.  The Board also considered New York Life Investments’
responsibilities and services provided pursuant to this structure, including overseeing the services provided by each Subadvisor, evaluating the performance of each Subadvisor, making recommendations to the Board as to whether each Subadvisory Agreement should be renewed, modified or terminated and periodically reporting to the Board regarding the results of New York Life Investments’ evaluation and monitoring functions.  The Board noted that New York Life Investments manages other mutual funds, serves a variety of other investment advisory clients, including other pooled investment vehicles, and has experience overseeing mutual fund service providers, including subadvisors.  The Board considered the experience of senior personnel at New York Life Investments providing management and administrative and other non-advisory services to each Portfolio.  The Board observed that New York Life Investments devotes significant resources and time to providing management and administrative and other non-advisory services to each Portfolio, including, for Portfolios with one or more Subadvisors, New York Life Investments’ oversight and due diligence reviews of each Subadvisor and ongoing analysis of, and interactions with, each Subadvisor with respect to, among other things, the applicable Portfolio’s or Portfolios’ investment performance and risks as well as each Subadvisor’s investment capabilities and subadvisory services with respect to the applicable Portfolio(s).
The Board also considered the range of services that New York Life Investments provides to each Portfolio under the terms of the Management Agreement, including: (i) fund accounting and ongoing supervisory services provided by New York Life Investments’ Fund Administration and Accounting Group; (ii) investment supervisory and analytical services provided by New York Life Investments’ Investment Consulting Group; (iii) compliance services provided by the Trust’s Chief Compliance Officer as well as New York Life Investments’ compliance department; (iv) legal services provided by New York Life Investments’ Office of the General Counsel; and (v) risk management monitoring and analysis by compliance and investment personnel.  In addition, the Board considered New York Life Investments’ willingness to invest in personnel and other resources, such as cyber security, information security and business continuity planning, that may benefit each Portfolio and noted that New York Life Investments is responsible for compensating the Trust’s officers, except for a portion of the salary of the Trust’s Chief Compliance Officer.  The Board recognized that New York Life Investments provides certain other non-advisory services to each Portfolio and has over time provided an increasingly broad array of non-advisory services to the New York Life Investments Group of Funds as a result of regulatory and other developments.
The Board also examined the range, and the nature, extent and quality, of the investment advisory services that New York Life Investments and each Subadvisor provides to the applicable Portfolio(s) and considered the terms of each of the Advisory Agreements.  The Board evaluated New York Life Investments’ and each Subadvisor’s experience and performance in serving as investment adviser or subadvisor, respectively, to the applicable Portfolio(s) and advising other portfolios and New York Life Investments’ and each Subadvisor’s track record and experience in
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providing investment advisory services as well as the experience of investment advisory and other senior personnel at New York Life Investments and each Subadvisor.  The Board considered New York Life Investments’ and each Subadvisor’s overall resources, legal and compliance environment, capabilities, reputation, financial condition and history.  In addition to information provided in connection with quarterly meetings with the Trust’s Chief Compliance Officer, the Board considered information regarding the compliance policies and procedures of New York Life Investments and each Subadvisor.  The Board also considered New York Life Investments’ and each Subadvisor’s ability to recruit and retain qualified investment professionals and willingness to invest in personnel and other resources that may benefit the applicable Portfolio(s).  In this regard, the Board considered the qualifications and experience of each Portfolio’s portfolio manager(s), the number of accounts managed by the portfolio manager(s) and the method for compensating the portfolio manager(s).
Because the NYLI VP Conservative Allocation Portfolio, NYLI VP Moderate Allocation Portfolio, NYLI VP Growth Allocation Portfolio and NYLI VP Equity Allocation Portfolio (together, the “Allocation Portfolios”) invest substantially all their assets in other funds advised by New York Life Investments or its affiliates, the Board considered information from New York Life Investments regarding the investment rationale and process for the allocation among and selection of the underlying funds in which the Allocation Portfolios invest.
In addition, the Board considered information provided by New York Life Investments and each Subadvisor regarding their respective business continuity and disaster recovery plans.
Based on these considerations, among others, the Board concluded that each Portfolio would likely continue to benefit from the nature, extent and quality of these services.
Investment Performance
In evaluating each Portfolio’s investment performance, the Board considered investment performance results over various periods in light of each Portfolio’s investment objective and strategies.  The Board considered investment reports on, and analysis of, each Portfolio’s performance provided to the Board throughout the year, including each Portfolio’s investment performance compared to each Portfolio’s relevant benchmark(s).  With respect to each of the NYLI VP Hedge Multi-Strategy Portfolio and the NYLI VP S&P 500 Index Portfolio, the Board also considered information regarding the Portfolio’s tracking error relative to its benchmark(s). The Board also considered information provided by ISS showing the investment performance of each Portfolio as compared to peer funds.
The Board also took into account its discussions with senior management at New York Life Investments concerning each Portfolio’s investment performance over various periods as well as discussions between a representative(s) of each Subadvisor and the members of the Board’s Investment Committee, which generally occur on an annual basis. The
Board also took into account the following considerations with respect to certain Portfolios:
1. In considering the investment performance of the NYLI VP American Century Sustainable Equity Portfolio, the Board noted that the Portfolio underperformed its peer funds for the one-, five- and ten-year periods ended July 31, 2024, and performed favorably relative to its peer funds for the three-year period ended July 31, 2024.  The Board considered its discussions with representatives from New York Life Investments and American Century Investment Management, Inc. regarding the Portfolio’s investment performance.
2. In considering the investment performance of the NYLI VP Balanced Portfolio, the Board noted that the Portfolio underperformed its peer funds for the one-year period ended July 31, 2024, performed in line with its peer funds for the five- and ten-year periods ended July 31, 2024, and performed favorably relative to its peer funds for the three-year period ended July 31, 2024.  The Board considered its discussions with representatives from New York Life Investments, NYL Investors LLC and Wellington Management Company LLP regarding the Portfolio’s investment performance.
3. In considering the investment performance of the NYLI VP Bond Portfolio, the Board noted that the Portfolio underperformed its peer funds for the three- and five-year periods ended July 31, 2024, and performed in line with its peer funds for the one- and ten-year periods ended July 31, 2024.  The Board considered its discussions with representatives from New York Life Investments and NYL Investors LLC regarding the Portfolio’s investment performance.
4. In considering the investment performance of the NYLI VP Candriam Emerging Markets Equity Portfolio, the Board noted that the Portfolio underperformed its peer funds for the three-, five- and ten-year periods ended July 31, 2024, and performed in line with its peer funds for the one-year period ended July 31, 2024.  The Board considered its discussions with representatives from New York Life Investments and Candriam regarding the Portfolio’s investment performance.
5. In considering the investment performance of the NYLI VP CBRE Global Infrastructure Portfolio, the Board noted that the Portfolio underperformed its peer funds for the five-year period ended July 31, 2024, and performed in line with its peer funds for the one- and three-year periods ended July 31, 2024.  The Board considered its discussions with representatives from New York Life Investments and CBRE Investment Management Listed Real Assets LLC regarding the Portfolio’s investment performance.
6. In considering the investment performance of the NYLI VP Hedge Multi-Strategy Portfolio, the Board noted that the Portfolio underperformed its peer funds for the three-, five- and ten-year periods ended July 31, 2024, and performed in line with its peer funds for the one-year period ended July 31, 2024.  The Board considered its discussions with representatives from New York Life Investments regarding the Portfolio’s investment performance.
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7. In considering the investment performance of the NYLI VP MacKay U.S. Infrastructure Bond Portfolio, the Board noted that the Portfolio underperformed its peer funds for the one-, five- and ten-year periods ended July 31, 2024, and performed favorably relative to its peer funds for the three-year period ended July 31, 2024.  The Board considered its discussions with representatives from New York Life Investments and MacKay Shields LLC regarding the Portfolio’s investment performance.
8. In considering the investment performance of the NYLI VP PineStone International Equity Portfolio, the Board noted that the Portfolio underperformed its peer funds for the one-, three-, five- and ten-year periods ended July 31, 2024.  The Board considered its discussions with representatives from New York Life Investments and PineStone Asset Management Inc. regarding the Portfolio’s investment performance.
9. With respect to the NYLI VP Schroders Mid Cap Opportunities Portfolio, the Board considered its discussions with representatives from New York Life Investments regarding the Portfolio’s investment performance and the Board’s approval of a new subadvisory agreement between New York Life Investments and Schroder Investment Management North America Inc. with respect to the Portfolio and approval to reposition the Portfolio, effective August 12, 2024.
10. In considering the investment performance of the NYLI VP Wellington Small Cap Portfolio, the Board noted that the Portfolio underperformed its peer funds for the three- and five-year periods ended July 31, 2024, and performed favorably relative to its peer funds for the one-year period ended July 31, 2024.  The Board considered its discussions with representatives from New York Life Investments and Wellington Management Company LLP regarding the Portfolio’s investment performance.
Based on these considerations, among others, the Board concluded that its review of each Portfolio’s investment performance and related information supported a determination to approve the continuation of each of the Advisory Agreements.
Costs of the Services Provided, and Profits and Other Benefits Realized, by New York Life Investments and the Subadvisors
Portfolios with Affiliated Subadvisors
The Board considered the costs of the services provided under each of the Advisory Agreements.  The Board also considered the profitability of New York Life Investments and its affiliates, including each Affiliated Subadvisor, due to their relationships with the applicable Portfolio(s) as well as of New York Life Investments and its affiliates due to their relationships with the New York Life Investments Group of Funds.  Because each Affiliated Subadvisor is an affiliate of New York Life Investments whose subadvisory fee is paid by New York Life Investments, not the applicable Portfolio(s), the Board considered cost and profitability information for New York Life Investments and each Affiliated Subadvisor in the aggregate.
In addition, the Board acknowledged the difficulty in obtaining reliable comparative data about mutual fund managers’ profitability because such information generally is not publicly available and may be impacted by numerous factors, including the structure of a fund manager’s organization, the types of funds it manages, the methodology used to allocate certain fixed costs to specific funds and the manager’s capital structure and costs of capital.
In evaluating the costs of the services provided by New York Life Investments and each Affiliated Subadvisor, and profitability of New York Life Investments and its affiliates, including each Affiliated Subadvisor, due to their relationships with the applicable Portfolio(s), the Board considered, among other factors, New York Life Investments’ and its affiliates’, including each Affiliated Subadvisor’s, continuing investments in, or willingness to invest in, personnel and other resources that may support and further enhance the management of such Portfolio(s), and that New York Life Investments is responsible for paying the subadvisory fee for such Portfolio(s).  The Board also considered the financial resources of New York Life Investments and each Affiliated Subadvisor and acknowledged that New York Life Investments and each Affiliated Subadvisor must be in a position to recruit and retain experienced professional personnel and to maintain a strong financial position for New York Life Investments and each Affiliated Subadvisor to continue to provide high-quality services to the applicable Portfolio(s).  The Board recognized that each Portfolio benefits from the allocation of certain fixed costs among the funds in the New York Life Investments Group of Funds, among other expected benefits resulting from its relationship with New York Life Investments.
The Board considered information regarding New York Life Investments’ methodology for calculating profitability and allocating costs provided by New York Life Investments in connection with the fund profitability analysis presented to the Board.  The Board concluded that New York Life Investments’ methods for allocating costs and procedures for estimating overall profitability of the relationship with the funds in the New York Life Investments Group of Funds were reasonable.  The Board recognized the difficulty in calculating and evaluating a manager’s profitability with respect to each Portfolio and considered that other profitability methodologies may also be reasonable.
The Board also considered certain fall-out benefits that may be realized by New York Life Investments and its affiliates, including each Affiliated Subadvisor, due to their relationships with the applicable Portfolio(s), including reputational and other indirect benefits.  The Board recognized, for example, the benefits to certain Affiliated Subadvisors from legally permitted “soft-dollar” arrangements by which brokers provide research and other services to each such Affiliated Subadvisor in exchange for commissions paid by the applicable Portfolio(s) with respect to trades in such Portfolio(s)’s portfolio securities.  In addition, except with respect to the NYLI VP U.S. Government Money Market Portfolio, the Board considered its review of the management agreement for a money market fund advised by New York Life Investments and an Affiliated Subadvisor that serves as an investment option for each Portfolio, including the potential rationale for and costs associated with investments in this money market fund by each Portfolio, if any, and considered information from New York Life Investments that the nature and type of specific
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investment advisory services provided to this money market fund are distinct from, or in addition to, the investment advisory services provided to each Portfolio.  In addition, the Board considered the potential dividend received tax deduction for insurance company affiliates of New York Life Investments from each Portfolio’s securities lending activity.
The Board noted that each Portfolio serves as an investment option primarily under variable contracts issued by affiliates of New York Life Investments that would receive fees under those contracts.  The Board observed that, in addition to fees earned by New York Life Investments under the Management Agreement for managing each Portfolio, New York Life Investments’ affiliates also earn revenues from serving each Portfolio in various other capacities, including as each Portfolio’s distributor, and insurance companies affiliated with New York Life Investments would be entitled to receive fees from each applicable Portfolio under a distribution and service plan adopted pursuant to Rule 12b-1 under the 1940 Act.  The Board considered information about these other revenues in the context of the profitability of the relationship with each Portfolio to New York Life Investments and its affiliates.  The Board noted that, although it assessed the overall profitability of the relationship with each Portfolio to New York Life Investments and its affiliates as part of the contract review process, when considering the reasonableness of the fee paid to New York Life Investments under the Management Agreement, the Board considered the profitability of New York Life Investments’ relationship with each Portfolio on a pre-tax basis and without regard to distribution expenses incurred by New York Life Investments from its own resources.
After evaluating the information deemed relevant by the Trustees, the Board concluded that any profits realized by New York Life Investments and its affiliates, including each Affiliated Subadvisor, due to their relationships with the applicable Portfolio(s) were not excessive and other expected benefits that may accrue to New York Life Investments and its affiliates, including each Affiliated Subadvisor, are reasonable.
Portfolios with one or more Unaffiliated Subadvisors (except for the NYLI VP Dimensional U.S. Equity Portfolio and NYLI VP Schroders Mid Cap Opportunities Portfolio)
The Board considered the costs of the services provided under each of the Advisory Agreements.  The Board also considered the profitability of New York Life Investments and its affiliates and each Unaffiliated Subadvisor due to their relationships with the applicable Portfolio(s) as well as of New York Life Investments and its affiliates due to their relationships with the New York Life Investments Group of Funds.  With respect to the profitability of each Unaffiliated Subadvisor’s relationship with the applicable Portfolio(s), the Board considered information from New York Life Investments that each Unaffiliated Subadvisor’s subadvisory fee reflected an arm’s-length negotiation and that this fee is paid by New York Life Investments, not the applicable Portfolio(s), and the relevance of each Unaffiliated Subadvisor’s profitability was considered by the Trustees in that context.  On this basis, the Board primarily considered the costs and profitability for New York Life Investments and its affiliates with respect to the applicable Portfolio(s).
In addition, the Board acknowledged the difficulty in obtaining reliable comparative data about mutual fund managers’ profitability because such information generally is not publicly available and may be impacted by numerous factors, including the structure of a fund manager’s organization, the types of funds it manages, the methodology used to allocate certain fixed costs to specific funds and the manager’s capital structure and costs of capital.
In evaluating the costs of the services provided by New York Life Investments and each Unaffiliated Subadvisor, and profitability of New York Life Investments and its affiliates and each Unaffiliated Subadvisor due to their relationships with the applicable Portfolio(s), the Board considered, among other factors, New York Life Investments’ and its affiliates’ and each Unaffiliated Subadvisor’s continuing investments in, or willingness to invest in, personnel and other resources that may support and further enhance the management of such Portfolio(s), and that New York Life Investments is responsible for paying the subadvisory fee for such Portfolio(s).  The Board also considered the financial resources of New York Life Investments and each Unaffiliated Subadvisor and acknowledged that New York Life Investments and each Unaffiliated Subadvisor must be in a position to recruit and retain experienced professional personnel and to maintain a strong financial position for New York Life Investments and the Unaffiliated Subadvisor to continue to provide high-quality services to the applicable Portfolio(s).  The Board recognized that each Portfolio benefits from the allocation of certain fixed costs among the funds in the New York Life Investments Group of Funds, among other expected benefits resulting from its relationship with New York Life Investments.
The Board considered information regarding New York Life Investments’ methodology for calculating profitability and allocating costs provided by New York Life Investments in connection with the fund profitability analysis presented to the Board.  The Board concluded that New York Life Investments’ methods for allocating costs and procedures for estimating overall profitability of the relationship with the funds in the New York Life Investments Group of Funds were reasonable.  The Board recognized the difficulty in calculating and evaluating a manager’s profitability with respect to each Portfolio and considered that other profitability methodologies may also be reasonable.
The Board also considered certain fall-out benefits that may be realized by New York Life Investments and its affiliates and each Unaffiliated Subadvisor and its affiliates due to their relationships with the applicable Portfolio(s), including reputational and other indirect benefits.  The Board recognized, for example, the benefits to certain Unaffiliated Subadvisors from legally permitted “soft-dollar” arrangements by which brokers provide research and other services to each such Unaffiliated Subadvisor in exchange for commissions paid by the applicable Portfolio(s) with respect to trades in such Portfolio(s)’s portfolio securities.  In this regard, the Board also requested and considered information from New York Life Investments concerning other material business relationships between each Unaffiliated Subadvisor and its affiliates and New York Life Investments and its affiliates. The Board further considered the existence of a strategic partnership between New York Life Investments and each of
26

CBRE Investment Management Listed Real Assets LLC, Epoch Investment Partners, Inc., PineStone Asset Management Inc., Wellington Management Company LLP and Winslow Capital Management, LLC that relates to certain current and future products and represents a potential conflict of interest associated with New York Life Investments’ recommendation to approve the continuation of the applicable Subadvisory Agreements. In addition, the Board considered its review of the management agreement for a money market fund advised by New York Life Investments and an Affiliated Subadvisor that serves as an investment option for each Portfolio, including the potential rationale for and costs associated with investments in this money market fund by each Portfolio, if any, and considered information from New York Life Investments that the nature and type of specific investment advisory services provided to this money market fund are distinct from, or in addition to, the investment advisory services provided to each Portfolio.  In addition, the Board considered the potential dividend received tax deduction for insurance company affiliates of New York Life Investments from each Portfolio’s securities lending activity.
The Board noted that each Portfolio serves as an investment option primarily under variable contracts issued by affiliates of New York Life Investments that would receive fees under those contracts.  The Board observed that, in addition to fees earned by New York Life Investments under the Management Agreement for managing each Portfolio, New York Life Investments’ affiliates also earn revenues from serving each Portfolio in various other capacities, including as each Portfolio’s distributor, and insurance companies affiliated with New York Life Investments would be entitled to receive fees from each Portfolio under a distribution and service plan adopted pursuant to Rule 12b-1 under the 1940 Act.  The Board considered information about these other revenues in the context of the profitability of the relationship with each Portfolio to New York Life Investments and its affiliates.  The Board noted that, although it assessed the overall profitability of the relationship with each Portfolio to New York Life Investments and its affiliates as part of the contract review process, when considering the reasonableness of the fee paid to New York Life Investments under the Management Agreement, the Board considered the profitability of New York Life Investments’ relationship with each Portfolio on a pre-tax basis and without regard to distribution expenses incurred by New York Life Investments from its own resources.
After evaluating the information deemed relevant by the Trustees, the Board concluded that any profits realized by New York Life Investments and its affiliates due to their relationships with the applicable Portfolio(s) were not excessive, other expected benefits that may accrue to New York Life Investments and its affiliates are reasonable and other expected benefits that may accrue to each Unaffiliated Subadvisor and its affiliates are consistent with those expected for a subadvisor to a mutual fund.  With respect to each Unaffiliated Subadvisor, the Board considered that any profits realized by such Unaffiliated Subadvisor due to its relationship with the applicable Portfolio(s) are the result of arm’s-length negotiations between New York Life Investments and such Unaffiliated Subadvisor, acknowledging that any such profits are based on the subadvisory fee paid to such Unaffiliated Subadvisor by New York Life Investments, not the applicable Portfolio(s).
Allocation Portfolios, NYLI VP Dimensional U.S. Equity Portfolio, NYLI VP Hedge Multi-Strategy Portfolio, NYLI VP Schroders Mid Cap Opportunities Portfolio and NYLI VP S&P 500 Index Portfolio
The Board considered the costs of the services provided under the Management Agreement.  The Board also considered the profitability of New York Life Investments and its affiliates due to their relationships with each Portfolio as well as of New York Life Investments and its affiliates due to their relationships with the New York Life Investments Group of Funds.
In addition, the Board acknowledged the difficulty in obtaining reliable comparative data about mutual fund managers’ profitability because such information generally is not publicly available and may be impacted by numerous factors, including the structure of a fund manager’s organization, the types of funds it manages, the methodology used to allocate certain fixed costs to specific funds and the manager’s capital structure and costs of capital.
In evaluating the costs of the services provided by New York Life Investments, and profitability of New York Life Investments and its affiliates due to their relationships with each Portfolio, the Board considered, among other factors, New York Life Investments’ and its affiliates’ continuing investments in, or willingness to invest in, personnel and other resources that may support and further enhance the management of each Portfolio.  The Board also considered the financial resources of New York Life Investments and acknowledged that New York Life Investments must be in a position to recruit and retain experienced professional personnel and to maintain a strong financial position for New York Life Investments to continue to provide high-quality services to each Portfolio.  The Board recognized that each Portfolio benefits from the allocation of certain fixed costs among the funds in the New York Life Investments Group of Funds, among other expected benefits resulting from its relationship with New York Life Investments.
The Board considered information regarding New York Life Investments’ methodology for calculating profitability and allocating costs provided by New York Life Investments in connection with the fund profitability analysis presented to the Board.  The Board concluded that New York Life Investments’ methods for allocating costs and procedures for estimating overall profitability of the relationship with the funds in the New York Life Investments Group of Funds were reasonable.  The Board recognized the difficulty in calculating and evaluating a manager’s profitability with respect to each Portfolio and considered that other profitability methodologies may also be reasonable.
The Board also considered certain fall-out benefits that may be realized by New York Life Investments and its affiliates due to their relationships with each Portfolio, including reputational and other indirect benefits.  In addition, the Board considered its review of the management agreement for a money market fund advised by New York Life Investments and an Affiliated Subadvisor that serves as an investment option for each
27

Portfolio, including the potential rationale for and costs associated with investments in this money market fund by each Portfolio, if any, and considered information from New York Life Investments that the nature and type of specific investment advisory services provided to this money market fund are distinct from, or in addition to, the investment advisory services provided to each Portfolio.  In addition, the Board considered the potential dividend received tax deduction for insurance company affiliates of New York Life Investments from each Portfolio’s securities lending activity.
The Board noted that each Portfolio serves as an investment option primarily under variable contracts issued by affiliates of New York Life Investments that would receive fees under those contracts.  The Board observed that, in addition to fees earned by New York Life Investments under the Management Agreement for managing each Portfolio, New York Life Investments’ affiliates also earn revenues from serving each Portfolio in various other capacities, including as each Portfolio’s distributor, and insurance companies affiliated with New York Life Investments would be entitled to receive fees from each Portfolio under a distribution and service plan adopted pursuant to Rule 12b-1 under the 1940 Act.  The Board considered information about these other revenues in the context of the profitability of the relationship with each Portfolio to New York Life Investments and its affiliates.  The Board noted that, although it assessed the overall profitability of the relationship with each Portfolio to New York Life Investments and its affiliates as part of the contract review process, when considering the reasonableness of the fee paid to New York Life Investments under the Management Agreement, the Board considered the profitability of New York Life Investments’ relationship with each Portfolio on a pre-tax basis and without regard to distribution expenses incurred by New York Life Investments from its own resources.
The Board noted that the Allocation Portfolios do not pay a management fee for the allocation and other management services provided by New York Life Investments under the Management Agreement but that shareholders of the Allocation Portfolios indirectly pay their pro rata share of the fees and expenses of the underlying funds in which the Allocation Portfolios invest.  The Board considered that the Allocation Portfolios’ investments in underlying funds managed by New York Life Investments or its affiliates indirectly benefit New York Life Investments or its affiliates.  The Board noted that it considers the profits realized by New York Life Investments and its affiliates with respect to the underlying New York Life Investments Funds as part of the annual contract review process for those funds.
After evaluating the information deemed relevant by the Trustees, the Board concluded that any profits realized by New York Life Investments and its affiliates due to their relationships with each Portfolio were not excessive.
Management and Subadvisory Fees and Total Ordinary Operating Expenses
The Board evaluated the reasonableness of the fee paid under each of the Advisory Agreements and each Portfolio’s total ordinary operating expenses.  With respect to the management fee and subadvisory fee for each Portfolio with one of more Subadvisors, the Board primarily considered the reasonableness of the management fee paid by the Portfolio to New York Life Investments because the subadvisory fee paid to each Subadvisor is paid by New York Life Investments, not the Portfolio.  The Board also considered the reasonableness of the subadvisory fee paid by New York Life Investments and the amount of the management fee retained by New York Life Investments with respect to each Portfolio with one or more Subadvisors.
In assessing the reasonableness of each Portfolio’s fees and expenses, the Board primarily considered comparative data provided by ISS on the fees and expenses of similar mutual funds managed by other investment advisers.  The Board considered New York Life Investments’ process for monitoring and addressing potential conflicts of interest in the selection of underlying funds.  In addition, the Board considered information provided by New York Life Investments and each Subadvisor on fees charged to other investment advisory clients, including institutional separate accounts and/or other funds, that follow investment strategies similar to those of the applicable Portfolio(s), if any.  The Board considered the contractual management fee schedule for each Portfolio as compared to those for such other investment advisory clients, taking into account the rationale for differences in fee schedules.  The Board also took into account information provided by New York Life Investments about the more extensive scope of services provided to registered investment companies, such as each Portfolio, as compared with other investment advisory clients.  Additionally, the Board considered the impact of contractual breakpoints, voluntary waivers and/or expense limitation arrangements, as applicable, on each Portfolio’s net management fee and expenses.  The Board also considered that in proposing fees for each Portfolio, New York Life Investments considers the competitive marketplace for mutual funds.
The Board also took into account the following considerations with respect to certain Portfolios:
1. With respect to the NYLI VP CBRE Global Infrastructure Portfolio, the Board considered its discussions with representatives from New York Life Investments regarding the total net expenses paid by the Portfolio.
2. With respect to the NYLI VP Winslow Large Cap Growth Portfolio, the Board considered its discussions with representatives from New York Life Investments regarding the management fee paid by the Portfolio.
3. With respect to the NYLI VP Hedge Multi-Strategy Portfolio, the Board considered its discussions with representatives from New York Life Investments regarding the management fee paid by the Portfolio.
Because the Allocation Portfolios do not pay a management fee to New York Life Investments, the Board considered the reasonableness of fees and expenses the Allocation Portfolios indirectly pay by investing in underlying funds that charge a management fee.  Additionally, because the Allocation Portfolios invest substantially all their assets in other funds advised by New York Life Investments or its affiliates, the Board also considered information provided by New York Life Investments regarding the fees and expenses associated with the Allocation Portfolios’
28

investments in other funds, including New York Life Investments’ finding that the applicable Allocation Portfolio’s fees and expenses do not duplicate the fees and expenses of the corresponding acquired fund (when required by Rule 12d1-4 under the 1940 Act).   Because the NYLI VP Hedge Multi-Strategy Portfolio invests primarily in ETFs, the Board also considered information provided by New York Life Investments regarding the fees and expenses associated with the Portfolio’s investments in ETFs, including New York Life Investments’ finding that the Portfolio’s fees and expenses do not duplicate the fees and expenses of the corresponding acquired ETF (when required by Rule 12d1-4 under the 1940 Act).
Additionally, with respect to the NYLI VP MacKay Convertible Portfolio, the Board noted that NYLIM Service Company LLC, an affiliate of New York Life Investments, serves as the transfer agent and dividend disbursing agent for the Service Class and Service 2 Class Shares of the Portfolio but that the Service Class and Service 2 Class Shares do not incur any fees for these services.
The Board further noted that, in certain prior years, New York Life Investments had provided support to the NYLI VP Government U.S. Money Market Portfolio in the form of voluntary waivers and/or reimbursements of fees and expenses in order to maintain a positive yield.
Based on the factors outlined above, among other considerations, the Board concluded that each Portfolio’s management fee and total ordinary operating expenses are within a range that is competitive and support a conclusion that these fees and expenses are reasonable.
Economies of Scale
The Board considered information regarding economies of scale, including whether economies of scale may exist with respect to each Portfolio and whether each Portfolio’s management fee and expense structure permits economies of scale, if any, to be appropriately shared with each Portfolio’s shareholders.  The Board also considered a report from New York Life Investments, previously prepared at the request of the Board, that addressed economies of scale, including with respect to the mutual fund business generally, and the various ways in which the benefits of economies of scale may be shared with the funds in the New York Life Investments Group of Funds.  Although the Board recognized the difficulty of determining economies of scale with precision, the Board acknowledged that economies of scale may be shared with each Portfolio in a number of ways, including, for example, through the imposition of fee breakpoints, initially setting management fee rates at scale or making additional investments to enhance the services provided to each Portfolio.  The Board reviewed information from New York Life Investments showing how each Portfolio’s management fee schedule compared to fee schedules of other funds and accounts managed by New York Life Investments.  The Board also reviewed information from ISS showing how each Portfolio’s management fee schedule compared with fees paid for similar services by peer funds at varying asset levels.  The Board noted that the Allocation Portfolios do not pay a management fee and that the Board separately considers economies of scale as part of its review of the management agreements of underlying New York Life Investments Funds in which the Allocation Portfolios invest and the benefit of any breakpoints in the management fee schedules for the underlying New York Life Investments Funds would pass through to shareholders of the Allocation Portfolios at the specified levels of underlying New York Life Investments Fund assets.
Based on this information, the Board concluded that economies of scale, if any, are appropriately shared for the benefit of each Portfolio’s shareholders through the Portfolio’s management fee and expense structure and other methods to share benefits from economies of scale.
Conclusion
On the basis of the information and factors summarized above, among other information and factors deemed relevant by the Trustees, and the evaluation thereof on a Portfolio-by-Portfolio basis, the Board, including the Independent Trustees voting separately, unanimously voted to approve the continuation of each of the Advisory Agreements for each applicable Portfolio.
1    Candriam, MacKay Shields LLC and NYL Investors LLC are referred to herein as the “Affiliated Subadvisors.” American Century Investment Management, Inc., Brown Advisory LLC, CBRE Investment Management Listed Real Assets LLC, Epoch Investment Partners, Inc., FIAM LLC, Janus Henderson Investors US LLC, Newton Investment Management North America, LLC, Pacific Investment Management Company LLC, PineStone Asset Management Inc., Segall Bryant & Hamill, LLC, Wellington Management Company LLP and Winslow Capital Management, LLC are referred to herein as the “Unaffiliated Subadvisors.”
“New York Life Investments” is both a service mark, and the common trade name, of certain investment advisors affiliated with New York Life Insurance Company. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
29

NYLI VP Dimensional U.S. Equity Portfolio
(formerly known as MainStay VP Wellington U.S. Equity Portfolio)

Annual Report - Financial Statements and Other Information
December 31, 2024

Portfolio of Investments December 31, 2024†^
	Shares	Value
Common Stocks 99.7%
Aerospace & Defense 1.1%
Lockheed Martin Corp.	21,703	$ 10,546,356
Air Freight & Logistics 0.5%
United Parcel Service, Inc., Class B	39,239	4,948,038
Beverages 2.2%
Coca-Cola Co. (The)	41,383	2,576,506
PepsiCo, Inc.	128,492	19,538,493
		22,114,999
Biotechnology 5.2%
AbbVie, Inc.	155,678	27,663,981
Amgen, Inc.	54,725	14,263,524
Gilead Sciences, Inc.	106,503	9,837,682
		51,765,187
Building Products 0.5%
Advanced Drainage Systems, Inc.	16,679	1,928,092
Lennox International, Inc.	5,680	3,460,824
		5,388,916
Capital Markets 2.7%
Ameriprise Financial, Inc.	23,969	12,761,815
LPL Financial Holdings, Inc.	18,250	5,958,807
Moody's Corp.	16,669	7,890,605
		26,611,227
Chemicals 0.8%
Sherwin-Williams Co. (The)	24,375	8,285,794
Commercial Services & Supplies 0.9%
Waste Management, Inc.	43,179	8,713,090
Communications Equipment 0.6%
Motorola Solutions, Inc.	13,664	6,315,911
Consumer Finance 0.3%
American Express Co.	10,482	3,110,953
Consumer Staples Distribution & Retail 5.1%
Costco Wholesale Corp.	28,797	26,385,827
Kroger Co. (The)	153,748	9,401,690
Sysco Corp.	110,003	8,410,830
Target Corp.	49,273	6,660,724
		50,859,071
	Shares	Value

Distributors 0.1%
Pool Corp.	4,203	$ 1,432,971
Electric Utilities 0.5%
NRG Energy, Inc.	50,890	4,591,296
Electrical Equipment 0.8%
Vertiv Holdings Co., Class A	69,084	7,848,633
Electronic Equipment, Instruments & Components 0.5%
CDW Corp.	30,630	5,330,845
Energy Equipment & Services 0.3%
Halliburton Co.	96,977	2,636,805
Entertainment 0.1%
Warner Music Group Corp., Class A	28,804	892,924
Financial Services 8.6%
Corpay, Inc. (a)	17,051	5,770,399
Equitable Holdings, Inc.	65,046	3,068,220
Mastercard, Inc., Class A	61,737	32,508,852
Visa, Inc., Class A	141,596	44,750,000
		86,097,471
Food Products 0.9%
Hershey Co. (The)	15,728	2,663,537
Kellanova	72,910	5,903,522
		8,567,059
Ground Transportation 1.4%
Union Pacific Corp.	63,064	14,381,115
Health Care Equipment & Supplies 0.7%
IDEXX Laboratories, Inc. (a)	16,793	6,942,898
Health Care Providers & Services 1.1%
Cencora, Inc.	36,793	8,266,651
DaVita, Inc. (a)	20,041	2,997,132
		11,263,783
Hotels, Restaurants & Leisure 3.0%
Chipotle Mexican Grill, Inc. (a)	117,005	7,055,402
Darden Restaurants, Inc.	29,506	5,508,475
Expedia Group, Inc. (a)	28,986	5,400,961
Las Vegas Sands Corp.	70,784	3,635,466

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
3

Portfolio of Investments December 31, 2024†^ (continued)
	Shares	Value
Common Stocks (continued)
Hotels, Restaurants & Leisure (continued)
Royal Caribbean Cruises Ltd.	37,362	$ 8,619,040
		30,219,344
Household Durables 0.0% ‡
NVR, Inc. (a)	11	89,968
Household Products 1.6%
Clorox Co. (The)	9,797	1,591,131
Colgate-Palmolive Co.	61,239	5,567,237
Kimberly-Clark Corp.	66,428	8,704,725
		15,863,093
Independent Power and Renewable Electricity Producers 1.1%
Vistra Corp.	76,336	10,524,444
Insurance 0.3%
Aon plc, Class A	1,082	388,611
Travelers Cos., Inc. (The)	8,784	2,115,978
		2,504,589
Interactive Media & Services 0.4%
Meta Platforms, Inc., Class A	6,049	3,541,750
IT Services 3.4%
Gartner, Inc. (a)	14,515	7,032,082
GoDaddy, Inc., Class A (a)	26,554	5,240,963
International Business Machines Corp.	96,984	21,319,993
		33,593,038
Life Sciences Tools & Services 0.7%
Medpace Holdings, Inc. (a)	6,072	2,017,300
Waters Corp. (a)	13,358	4,955,551
		6,972,851
Machinery 2.9%
Caterpillar, Inc.	48,520	17,601,115
Deere & Co.	8,814	3,734,492
Illinois Tool Works, Inc.	29,728	7,537,832
		28,873,439
Media 0.2%
Charter Communications, Inc., Class A (a)	5,662	1,940,764
Metals & Mining 0.1%
Southern Copper Corp.	9,549	870,200
	Shares	Value

Oil, Gas & Consumable Fuels 3.5%
Cheniere Energy, Inc.	55,879	$ 12,006,721
Devon Energy Corp.	138,848	4,544,495
Hess Corp.	67,691	9,003,580
Targa Resources Corp.	53,479	9,546,001
		35,100,797
Passenger Airlines 0.7%
Delta Air Lines, Inc.	117,384	7,101,732
Pharmaceuticals 6.6%
Bristol-Myers Squibb Co.	124,097	7,018,926
Eli Lilly & Co.	57,681	44,529,732
Merck & Co., Inc.	63,082	6,275,398
Zoetis, Inc.	51,125	8,329,796
		66,153,852
Professional Services 3.1%
Automatic Data Processing, Inc.	40,059	11,726,471
Booz Allen Hamilton Holding Corp.	24,711	3,180,306
Paychex, Inc.	68,884	9,658,914
Verisk Analytics, Inc.	22,702	6,252,812
		30,818,503
Semiconductors & Semiconductor Equipment 8.4%
KLA Corp.	13,761	8,671,081
Lam Research Corp.	123,158	8,895,702
Microchip Technology, Inc.	13,075	749,851
NVIDIA Corp.	443,467	59,553,184
NXP Semiconductors NV	28,163	5,853,680
		83,723,498
Software 11.8%
Adobe, Inc. (a)	38,085	16,935,638
AppLovin Corp., Class A (a)	53,076	17,187,601
Autodesk, Inc. (a)	19,821	5,858,493
Manhattan Associates, Inc. (a)	10,032	2,711,048
Microsoft Corp.	115,691	48,763,756
Oracle Corp.	157,393	26,227,969
		117,684,505
Specialty Retail 8.1%
Best Buy Co., Inc.	52,657	4,517,971
Burlington Stores, Inc. (a)	14,542	4,145,342
Dick's Sporting Goods, Inc.	12,725	2,911,989
Home Depot, Inc. (The)	73,290	28,509,077
Ross Stores, Inc.	69,137	10,458,354
TJX Cos., Inc. (The)	128,743	15,553,442
Tractor Supply Co.	122,815	6,516,564
Ulta Beauty, Inc. (a)	6,169	2,683,083

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
4	NYLI VP Dimensional U.S. Equity Portfolio

	Shares	Value
Common Stocks (continued)
Specialty Retail (continued)
Williams-Sonoma, Inc.	31,396	$ 5,813,911
		81,109,733
Technology Hardware, Storage & Peripherals 5.8%
Apple, Inc.	211,647	53,000,642
NetApp, Inc.	42,088	4,885,575
		57,886,217
Textiles, Apparel & Luxury Goods 1.1%
Lululemon Athletica, Inc. (a)	14,633	5,595,805
NIKE, Inc., Class B	65,989	4,993,388
		10,589,193
Trading Companies & Distributors 2.0%
United Rentals, Inc.	14,232	10,025,590
WW Grainger, Inc.	9,339	9,843,773
		19,869,363
Total Common Stocks (Cost $817,837,791)		993,676,215
Short-Term Investment 0.1%
Affiliated Investment Company 0.1%
NYLI U.S. Government Liquidity Fund, 4.309% (b)	811,931	811,931
Total Short-Term Investment (Cost $811,931)		811,931
Total Investments (Cost $818,649,722)	99.8%	994,488,146
Other Assets, Less Liabilities	0.2	2,134,661
Net Assets	100.0%	$ 996,622,807

†	Percentages indicated are based on Portfolio net assets.
^	Industry classifications may be different than those used for compliance monitoring purposes.
‡	Less than one-tenth of a percent.
(a)	Non-income producing security.
(b)	Current yield as of December 31, 2024.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
5

Portfolio of Investments December 31, 2024†^ (continued)
Investments in Affiliates (in 000's)
Investments in issuers considered to be affiliate(s) of the Portfolio during the year ended December 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Investment Companies	Value, Beginning of Year	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Year	Dividend Income	Other Distributions	Shares End of Year
NYLI U.S. Government Liquidity Fund	$ 2,752	$ 132,079	$ (134,019)	$ —	$ —	$ 812	$ 230	$ —	812
The following is a summary of the fair valuations according to the inputs used as of December 31, 2024, for valuing the Portfolio’s assets:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Common Stocks	$ 993,676,215	$ —	$ —	$ 993,676,215
Short-Term Investment
Affiliated Investment Company	811,931	—	—	811,931
Total Investments in Securities	$ 994,488,146	$ —	$ —	$ 994,488,146

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
6	NYLI VP Dimensional U.S. Equity Portfolio

Statement of Assets and Liabilities as of December 31, 2024
Assets
Investment in unaffiliated securities, at value (identified cost $817,837,791)	$993,676,215
Investment in affiliated investment companies, at value (identified cost $811,931)	811,931
Cash	232,791
Receivables:
Investment securities sold	1,372,760
Portfolio shares sold	875,038
Dividends	603,002
Other assets	4,355
Total assets	997,576,092
Liabilities
Payables:
Manager (See Note 3)	441,286
Portfolio shares redeemed	416,069
NYLIFE Distributors (See Note 3)	55,185
Professional fees	30,649
Custodian	7,128
Shareholder communication	1,102
Trustees	19
Accrued expenses	1,847
Total liabilities	953,285
Net assets	$996,622,807
Composition of Net Assets
Shares of beneficial interest outstanding (par value of $.001 per share) unlimited number of shares authorized	$30,982
Additional paid-in-capital	606,881,163
606,912,145
Total distributable earnings (loss)	389,710,662
Net assets	$996,622,807
Initial Class
Net assets applicable to outstanding shares	$745,356,322
Shares of beneficial interest outstanding	23,055,070
Net asset value per share outstanding	$32.33
Service Class
Net assets applicable to outstanding shares	$251,266,485
Shares of beneficial interest outstanding	7,927,095
Net asset value per share outstanding	$31.70

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
7

Statement of Operations for the year ended December 31, 2024
Investment Income (Loss)
Income
Dividends-unaffiliated (net of foreign tax withholding of $11,649)	$11,562,173
Dividends-affiliated	229,627
Securities lending, net	4,817
Total income	11,796,617
Expenses
Manager (See Note 3)	5,212,530
Distribution/Service—Service Class (See Note 3)	643,271
Professional fees	114,626
Shareholder communication	50,372
Custodian	28,157
Trustees	23,054
Miscellaneous	35,508
Total expenses	6,107,518
Net investment income (loss)	5,689,099
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on unaffiliated investments	220,290,535
Net change in unrealized appreciation (depreciation) on unaffiliated investments	(16,892,529)
Net realized and unrealized gain (loss)	203,398,006
Net increase (decrease) in net assets resulting from operations	$209,087,105
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
8	NYLI VP Dimensional U.S. Equity Portfolio

Statements of Changes in Net Assets
for the years ended December 31, 2024 and December 31, 2023
	2024	2023
Increase (Decrease) in Net Assets
Operations:
Net investment income (loss)	$5,689,099	$7,329,778
Net realized gain (loss)	220,290,535	12,794,409
Net change in unrealized appreciation (depreciation)	(16,892,529)	172,050,018
Net increase (decrease) in net assets resulting from operations	209,087,105	192,174,205
Distributions to shareholders:
Initial Class	(5,849,434)	(6,075,145)
Service Class	(1,461,514)	(1,664,828)
Total distributions to shareholders	(7,310,948)	(7,739,973)
Capital share transactions:
Net proceeds from sales of shares	65,126,795	42,700,997
Net asset value of shares issued to shareholders in reinvestment of distributions	7,310,948	7,739,973
Cost of shares redeemed	(193,538,415)	(152,655,655)
Increase (decrease) in net assets derived from capital share transactions	(121,100,672)	(102,214,685)
Net increase (decrease) in net assets	80,675,485	82,219,547
Net Assets
Beginning of year	915,947,322	833,727,775
End of year	$996,622,807	$915,947,322
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
9

Financial Highlights selected per share data and ratios
	Year Ended December 31,
Initial Class	2024	2023	2022	2021	2020
Net asset value at beginning of year	$26.30	$21.32	$34.39	$28.28	$26.83
Net investment income (loss) (a)	0.19	0.21	0.25	0.21	0.28
Net realized and unrealized gain (loss)	6.09	5.00	(7.58)	7.77	3.68
Total from investment operations	6.28	5.21	(7.33)	7.98	3.96
Less distributions:
From net investment income	(0.25)	(0.23)	(0.19)	(0.29)	(0.43)
From net realized gain on investments	—	—	(5.55)	(1.58)	(2.08)
Total distributions	(0.25)	(0.23)	(5.74)	(1.87)	(2.51)
Net asset value at end of year	$32.33	$26.30	$21.32	$34.39	$28.28
Total investment return (b)	23.86%	24.58%	(20.68)%	28.78%	15.55%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	0.64%	0.90%	0.90%	0.65%	1.09%
Net expenses (c)	0.55%	0.56%	0.57%	0.58%	0.58%
Portfolio turnover rate	21%	28%	21%	26%	143%
Net assets at end of year (in 000's)	$745,356	$670,328	$607,323	$732,245	$497,644

(a)	Per share data based on average shares outstanding during the year.
(b)	Total return does not reflect any deduction of sales charges, mortality and expense charges, contract charges or administrative charges.
(c)	In addition to the fees and expenses which the Portfolio bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.

	Year Ended December 31,
Service Class	2024	2023	2022	2021	2020
Net asset value at beginning of year	$25.80	$20.91	$33.85	$27.87	$26.47
Net investment income (loss) (a)	0.12	0.15	0.18	0.13	0.21
Net realized and unrealized gain (loss)	5.96	4.91	(7.46)	7.65	3.62
Total from investment operations	6.08	5.06	(7.28)	7.78	3.83
Less distributions:
From net investment income	(0.18)	(0.17)	(0.11)	(0.22)	(0.35)
From net realized gain on investments	—	—	(5.55)	(1.58)	(2.08)
Total distributions	(0.18)	(0.17)	(5.66)	(1.80)	(2.43)
Net asset value at end of year	$31.70	$25.80	$20.91	$33.85	$27.87
Total investment return (b)	23.56%	24.27%	(20.87)%	28.46%	15.26%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	0.39%	0.66%	0.65%	0.40%	0.83%
Net expenses (c)	0.80%	0.81%	0.82%	0.83%	0.83%
Portfolio turnover rate	21%	28%	21%	26%	143%
Net assets at end of year (in 000's)	$251,266	$245,619	$226,405	$306,191	$270,170

(a)	Per share data based on average shares outstanding during the year.
(b)	Total return does not reflect any deduction of sales charges, mortality and expense charges, contract charges or administrative charges.
(c)	In addition to the fees and expenses which the Portfolio bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
10	NYLI VP Dimensional U.S. Equity Portfolio

Notes to Financial Statements
Note 1–Organization and Business
New York Life Investments VP Funds Trust (the “Fund”) (formerly known as MainStay VP Funds Trust) was organized as a Delaware statutory trust on February 1, 2011. The Fund is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Fund is comprised of thirty-three separate series (collectively referred to as the “Portfolios”). These financial statements and notes relate to the NYLI VP Dimensional U.S. Equity Portfolio (formerly known as MainStay VP Wellington U.S. Equity Portfolio) (the "Portfolio"), a "diversified” portfolio, as that term is defined in the 1940 Act, as interpreted or modified by regulatory authorities having jurisdiction, from time to time.
Shares of the Portfolio are currently offered to certain separate accounts to fund variable annuity policies and variable universal life insurance policies issued by New York Life Insurance and Annuity Corporation (“NYLIAC”), a wholly-owned subsidiary of New York Life Insurance Company (“New York Life”) and may also be offered to fund variable annuity policies and variable universal life insurance policies issued by other insurance companies. NYLIAC allocates shares of the Portfolio to, among others, certain NYLIAC separate accounts. Shares of the Portfolio are also offered to the NYLI VP Conservative Allocation Portfolio, NYLI VP Moderate Allocation Portfolio, NYLI VP Growth Allocation Portfolio and NYLI VP Equity Allocation Portfolio, which operate as “funds-of-funds," and other variable insurance funds.
The following table lists the Portfolio's share classes that have been registered and commenced operations:
Class	Commenced Operations
Initial Class	January 23, 1984
Service Class	June 5, 2003
Shares of the Portfolio are offered and are redeemed at a price equal to their respective net asset value (“NAV”) per share. No sales or redemption charge is applicable to the purchase or redemption of the Portfolio's shares. Under the terms of the Fund’s multiple class plan, adopted pursuant to Rule 18f-3 under the 1940 Act, the classes differ in that, among other things, Service Class shares of the Portfolio pay a combined distribution and service fee of 0.25% of average daily net assets attributable to Service Class shares of the Portfolio to the Distributor (as defined in Note 3(B)) pursuant to a plan adopted in accordance with Rule 12b-1 under the 1940 Act. Contract owners of variable annuity contracts purchased after June 2, 2003, are permitted to invest only in the Service Class shares.
The Portfolio's investment objective is to seek long-term growth of capital.
In this reporting period, the Portfolio adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures ("ASU 2023-07"). Adoption of the new standard impacted financial statement disclosures only and did not affect the Portfolio's financial position or its results of operations. The intent of
ASU 2023-07 is, through improved segment disclosures, to enable investors to better understand an entity's overall performance and to assess its potential future cash flows. NYLI Disclosure Committee ("Committee") acts as the Portfolio's chief operating decision maker assessing performance and making decisions about resource allocation. The Committee has determined that the Portfolio has a single operating segment based on the fact that the Committee monitors the operating results of the Portfolio as a whole and the Portfolio's long-term strategic asset allocation is pre-determined in accordance with the terms of its respective prospectus, based on a defined investment strategy which is executed by the Portfolio's portfolio managers as a team. The financial information provided to and reviewed by the Committee is consistent with that presented in the Portfolio's Portfolio of Investments, Statement of Changes in Net Assets and Financial Highlights.
Note 2–Significant Accounting Policies
The Portfolio is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services—Investment Companies. The Portfolio prepares its financial statements in accordance with generally accepted accounting principles (“GAAP”) in the United States of America and follows the significant accounting policies described below.
(A) Securities Valuation.  Investments are usually valued as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time) on each day the Portfolio is open for business ("valuation date").
Pursuant to Rule 2a-5 under the 1940 Act, the Board of Trustees of the Fund (the "Board") has designated New York Life Investment Management LLC (“New York Life Investments” or the "Manager") as its Valuation Designee (the "Valuation Designee"). The Valuation Designee is responsible for performing fair valuations relating to all investments in the Portfolio’s portfolio for which market quotations are not readily available; periodically assessing and managing material valuation risks; establishing and applying fair value methodologies; testing fair valuation methodologies; evaluating and overseeing pricing services; ensuring appropriate segregation of valuation and portfolio management functions; providing quarterly, annual and prompt reporting to the Board, as appropriate; identifying potential conflicts of interest; and maintaining appropriate records. The Valuation Designee has established a valuation committee ("Valuation Committee") to assist in carrying out the Valuation Designee’s responsibilities and establish prices of securities for which market quotations are not readily available. The Portfolio's and the Valuation Designee's policies and procedures ("Valuation Procedures") govern the Valuation Designee’s selection and application of methodologies for determining and calculating the fair value of Portfolio investments. The Valuation Designee may value the Portfolio's portfolio securities for which market quotations are not readily available and other Portfolio assets utilizing inputs from pricing services and other third-party sources. The Valuation Committee meets (in person, via electronic mail or

11

Notes to Financial Statements (continued)
via teleconference) on an ad-hoc basis to determine fair valuations and on a quarterly basis to review fair value events with respect to certain securities for which market quotations are not readily available, including valuation risks and back-testing results, and to preview reports to the Board.
The Valuation Committee establishes prices of securities for which market quotations are not readily available based on such methodologies and measurements on a regular basis after considering information that is reasonably available and deemed relevant by the Valuation Committee. The Board shall oversee the Valuation Designee and review fair valuation materials on a prompt, quarterly and annual basis and approve proposed revisions to the Valuation Procedures.
Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to the Valuation Procedures. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the Portfolio can access at the measurement date, provided that a quotation will not be readily available if it is not reliable. "Fair value" is defined as the price the Portfolio would reasonably expect to receive upon selling an asset or liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the asset or liability. Fair value measurements are determined within a framework that establishes a three-tier hierarchy that maximizes the use of observable market data and minimizes the use of unobservable inputs to establish a classification of fair value measurements for disclosure purposes. "Inputs" refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, such as the risk inherent in a particular valuation technique used to measure fair value using a pricing model and/or the risk inherent in the inputs for the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions market participants would use in pricing the asset or liability based on the information available. The inputs or methodology used for valuing assets or liabilities may not be an indication of the risks associated with investing in those assets or liabilities. The three-tier hierarchy of inputs is summarized below.
•	Level 1—quoted prices (unadjusted) in active markets for an identical asset or liability
•	Level 2—other significant observable inputs (including quoted prices for a similar asset or liability in active markets, interest rates and yield curves, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio's own assumptions about the assumptions that market participants would use in measuring fair value of an asset or liability)
The level of an asset or liability within the fair value hierarchy is based on the lowest level of an input, both individually and in the aggregate, that is significant to the fair value measurement. The aggregate value by input level of the Portfolio’s assets and liabilities as of December 31, 2024, is included at the end of the Portfolio of Investments.
The Portfolio may use third-party vendor evaluations, whose prices may be derived from one or more of the following standard inputs, among others:
• Broker/dealer quotes	• Benchmark securities
• Two-sided markets	• Reference data (corporate actions or material event notices)
• Bids/offers	• Monthly payment information
• Industry and economic events	• Reported trades
An asset or liability for which a market quotation is not readily available is valued by methods deemed reasonable in good faith by the Valuation Committee, following the Valuation Procedures to represent fair value. Under these procedures, the Valuation Designee generally uses a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information. The Valuation Designee may also use an income-based valuation approach in which the anticipated future cash flows of the asset or liability are discounted to calculate fair value. Fair value represents a good faith approximation of the value of a security. Fair value determinations involve the consideration of a number of subjective factors, an analysis of applicable facts and circumstances and the exercise of judgment. As a result, it is possible that the fair value for a security determined in good faith in accordance with the Valuation Procedures may differ from valuations for the same security determined for other funds using their own valuation procedures. Although the Valuation Procedures are designed to value a security at the price the Portfolio may reasonably expect to receive upon the security's sale in an orderly transaction, there can be no assurance that any fair value determination thereunder would, in fact, approximate the amount that the Portfolio would actually realize upon the sale of the security or the price at which the security would trade if a reliable market price were readily available. During the year ended December 31, 2024, there were no material changes to the fair value methodologies.
Securities which may be valued in this manner include, but are not limited to: (i) a security for which trading has been halted or suspended or otherwise does not have a readily available market quotation on a given day; (ii) a debt security that has recently gone into default and for which there is not a current market quotation; (iii) a security of an issuer that has entered into a restructuring; (iv) a security that has been delisted from a national exchange; (v) a security subject to trading collars for which no or limited trading takes place; and (vi) a security whose principal market has been temporarily closed at a time when, under normal conditions, it would be open. Securities valued in this manner are generally categorized as Level 2 or 3 in the hierarchy.
Equity securities, rights and warrants, if applicable, are valued at the last quoted sales prices as of the close of regular trading on the relevant exchange on each valuation date. Securities that are not traded on the

12	NYLI VP Dimensional U.S. Equity Portfolio

valuation date are valued at the mean of the last quoted bid and ask prices. Prices are normally taken from the principal market in which each security trades. These securities are generally categorized as Level 1 in the hierarchy.
Investments in mutual funds, including money market funds, are valued at their respective NAVs at the close of business each day on the valuation date. These securities are generally categorized as Level 1 in the hierarchy.
Temporary cash investments acquired in excess of 60 days to maturity at the time of purchase are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities and ratings), both as furnished by independent pricing services. Temporary cash investments that mature in 60 days or less at the time of purchase ("Short-Term Investments") are valued using the amortized cost method of valuation, unless the use of such method would be inappropriate. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between such cost and the principal on maturity date. Amortized cost approximates the current fair value of a security. Securities valued using the amortized cost method are not valued using quoted prices in an active market and are generally categorized as Level 2 in the hierarchy.
The information above is not intended to reflect an exhaustive list of the methodologies that may be used to value portfolio investments. The Valuation Procedures permit the use of a variety of valuation methodologies in connection with valuing portfolio investments. The methodology used for a specific type of investment may vary based on the market data available or other considerations. The methodologies summarized above may not represent the specific means by which portfolio investments are valued on any particular business day.
(B) Income Taxes.   The Portfolio's policy is to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute all of its taxable income to the shareholders of the Portfolio within the allowable time limits.
The Manager evaluates the Portfolio’s tax positions to determine if the tax positions taken meet the minimum recognition threshold in connection with accounting for uncertainties in income tax positions taken or expected to be taken for the purposes of measuring and recognizing tax liabilities in the financial statements. Recognition of tax benefits of an uncertain tax position is permitted only to the extent the position is “more likely than not” to be sustained assuming examination by taxing authorities. The Manager analyzed the Portfolio's tax positions taken on federal, state and local income tax returns for all open tax years (for up to three tax years) and has concluded that no provisions for federal, state and local income tax are required in the Portfolio's financial statements. The Portfolio's federal, state and local income tax and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state and local departments of revenue.
(C) Dividends and Distributions to Shareholders. Dividends and distributions are recorded on the ex-dividend date. The Portfolio intends to declare and pay dividends from net investment income and distributions from net realized capital and currency gains, if any, at least annually. All dividends and distributions are reinvested at NAV in the same class of shares of the Portfolio. Dividends and distributions to shareholders are determined in accordance with federal income tax regulations and may differ from determinations using GAAP.
(D) Security Transactions and Investment Income. The Portfolio records security transactions on the trade date. Realized gains and losses on security transactions are determined using the identified cost method. Dividend income is recognized on the ex-dividend date, net of any foreign tax withheld at the source, and interest income is accrued as earned using the effective interest rate method. Distributions received from real estate investment trusts, if applicable, may be classified as dividends, capital gains and/or return of capital.
Investment income and realized and unrealized gains and losses on investments of the Portfolio are allocated pro rata to the separate classes of shares based upon their relative net assets on the date the income is earned or realized and unrealized gains and losses are incurred.
(E) Expenses.  Expenses of the Fund are allocated to the individual Portfolios in proportion to the net assets of the respective Portfolios when the expenses are incurred, except where direct allocations of expenses can be made. Expenses (other than fees incurred under the distribution and service plans, further discussed in Note 3(B), which are charged directly to the Service Class shares) are allocated to separate classes of shares pro rata based upon their relative net assets on the date the expenses are incurred. The expenses borne by the Portfolio, including those of related parties to the Portfolio, are shown in the Statement of Operations.
Additionally, the Portfolio may invest in mutual funds, which are subject to management fees and other fees that may cause the costs of investing in mutual funds to be greater than the costs of owning the underlying securities directly. These indirect expenses of mutual funds are not included in the amounts shown as expenses in the Statement of Operations or in the expense ratios included in the Financial Highlights.
(F) Use of Estimates.  In preparing financial statements in conformity with GAAP, the Manager makes estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates and assumptions.
(G) Securities Lending. In order to realize additional income, the Portfolio may engage in securities lending, subject to the limitations set forth in the 1940 Act and relevant guidance by the staff of the Securities and Exchange Commission (“SEC”). If the Portfolio engages in securities lending, the Portfolio will lend through its custodian, JPMorgan Chase Bank, N.A., ("JPMorgan"), acting as securities lending agent on behalf of
13

Notes to Financial Statements (continued)
the Portfolio. Under the current arrangement, JPMorgan will manage the Portfolio's collateral in accordance with the securities lending agency agreement between the Portfolio and JPMorgan, and indemnify the Portfolio against counterparty risk. The loans will be collateralized by cash (which may be invested in a money market fund) and/or non-cash collateral (which may include U.S. Treasury securities and/or U.S. government agency securities issued or guaranteed by the United States government or its agencies or instrumentalities) at least equal at all times to the market value of the securities loaned. Non-cash collateral held at year end is segregated and cannot be transferred by the Portfolio. The Portfolio bears the risk of delay in recovery of, or loss of rights in, the securities loaned. The Portfolio may also record a realized gain or loss on securities deemed sold due to a borrower’s inability to return securities on loan. The Portfolio bears the risk of any loss on investment of cash collateral. The Portfolio will receive compensation for lending its securities in the form of fees or it will retain a portion of interest earned on the investment of any cash collateral. The Portfolio will also continue to receive interest and dividends on the securities loaned and any gain or loss in the market price of the securities loaned that may occur during the term of the loan will be for the account of the Portfolio. Income earned from securities lending activities, if any, is reflected in the Statement of Operations.
(H) Indemnifications.  Under the Fund’s organizational documents, its officers and trustees are indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Portfolio enters into contracts with third-party service providers that contain a variety of representations and warranties and that may provide general indemnifications. The Portfolio's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio that have not yet occurred. The Manager believes that the risk of loss in connection with these potential indemnification obligations is remote. However, there can be no assurance that material liabilities related to such obligations will not arise in the future, which could adversely impact the Portfolio.
Note 3–Fees and Related Party Transactions
(A) Manager and Subadvisor.  New York Life Investments, a registered investment adviser and an indirect, wholly-owned subsidiary of New York Life, serves as the Portfolio's Manager, pursuant to an Amended and Restated Management Agreement ("Management Agreement"). The Manager provides offices, conducts clerical, recordkeeping and bookkeeping services and keeps most of the financial and accounting records required to be maintained by the Portfolio. Except for the portion of salaries and expenses that are the responsibility of the Portfolio, the Manager pays the salaries and expenses of all personnel affiliated with the Portfolio and certain operational expenses of the Portfolio. During a portion of the year ended December 31, 2024, the Portfolio reimbursed New York Life Investments in an amount equal to the portion of the compensation of the Chief Compliance Officer attributable to the Portfolio. The Portfolio's subadvisor changed effective August 12, 2024, due to the replacement of Wellington Management Company LLP ("Wellington") as
the Portfolio's subadvisor and the appointment of Dimensional Fund Advisors LP ("Dimensional" or the "Subadvisor") as the Portfolio's subadvisor. Dimensional, a registered investment adviser, is responsible for the day-to-day portfolio management of the Portfolio. Pursuant to the terms of the Subadvisory Agreement between New York Life Investments and Dimensional, New York Life Investments pays for the services of the Subadvisor.
Effective August 12, 2024, pursuant to the Management Agreement, the Fund pays the Manager, on behalf of the Portfolio, a monthly fee for the services performed and the facilities furnished at an annual rate of the Portfolio's average daily net assets as follows: 0.52% up to $500 million; 0.495% from $500 million to $1 billion; 0.47% from $1 billion to $3 billion; and 0.46% in excess of $3 billion. During the year ended December 31, 2024, the effective management fee rate was 0.53% of the Portfolio's average daily net assets.
Prior to August 12, 2024, the Fund paid the Manager, on behalf of the Portfolio, a monthly fee for the services performed and the facilities furnished at an annual rate of the Portfolio's average daily net assets as follows: 0.55% up to $500 million; 0.525% from $500 million to $1 billion; 0.50% from $1 billion to $3 billion; and 0.49% in excess of $3 billion.
During the year ended December 31, 2024, New York Life Investments earned fees from the Portfolio in the amount of $5,212,530 and paid Wellington and Dimensional fees of $1,399,410 and $787,103, respectively.
JPMorgan provides sub-administration and sub-accounting services to the Portfolio pursuant to an agreement with New York Life Investments. These services include calculating the daily NAVs of the Portfolio, maintaining the general ledger and sub-ledger accounts for the calculation of the Portfolio's NAVs, and assisting New York Life Investments in conducting various aspects of the Portfolio's administrative operations. For providing these services to the Portfolio, JPMorgan is compensated by New York Life Investments.
Pursuant to an agreement between the Fund and New York Life Investments, New York Life Investments is responsible for providing or procuring certain regulatory reporting services for the Portfolio. The Portfolio will reimburse New York Life Investments for the actual costs incurred by New York Life Investments in connection with providing or procuring these services for the Portfolio.
(B) Distribution and Service Fees.  The Fund, on behalf of the Portfolio, has entered into a distribution agreement with NYLIFE Distributors LLC (the “Distributor”), an affiliate of New York Life Investments. The Portfolio has adopted a distribution plan (the “Plan”) in accordance with the provisions of Rule 12b-1 under the 1940 Act. Under the Plan, the Distributor has agreed to provide, through its affiliates or independent third parties, various distribution-related, shareholder and administrative support services to the Service Class shareholders. For its services, the Distributor is entitled to a combined distribution and service

14	NYLI VP Dimensional U.S. Equity Portfolio

fee accrued daily and paid monthly at an annual rate of 0.25% of the average daily net assets attributable to the Service Class shares of the Portfolio.
Note 4-Federal Income Tax
As of December 31, 2024, the cost and unrealized appreciation (depreciation) of the Portfolio’s investment portfolio, including applicable derivative contracts and other financial instruments, as determined on a federal income tax basis, were as follows:
	Federal Tax Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Investments in Securities	$821,276,363	$200,950,351	$(27,738,568)	$173,211,783
As of December 31, 2024, the components of accumulated gain (loss) on a tax basis were as follows:
Ordinary Income	Accumulated Capital and Other Gain (Loss)	Other Temporary Differences	Unrealized Appreciation (Depreciation)	Total Accumulated Gain (Loss)
$11,344,256	$205,154,623	$—	$173,211,783	$389,710,662
The difference between book-basis and tax-basis unrealized appreciation (depreciation) is primarily due to wash sale adjustments.
The Portfolio utilized $11,001,476 of capital loss carryforwards during the year ended December 31, 2024.
During the years ended December 31, 2024 and December 31, 2023, the tax character of distributions paid as reflected in the Statements of Changes in Net Assets was as follows:
	2024	2023
Distributions paid from:
Ordinary Income	$7,310,948	$7,739,973
Note 5–Custodian
JPMorgan is the custodian of cash and securities held by the Portfolio. Custodial fees are charged to the Portfolio based on the Portfolio's net assets and/or the market value of securities held by the Portfolio and the number of certain transactions incurred by the Portfolio.
Note 6–Line of Credit
The Portfolio and certain other funds managed by New York Life Investments maintain a line of credit with a syndicate of banks in order to secure a source of funds for temporary purposes to meet unanticipated or excessive redemption requests.
Effective July 23, 2024, under the credit agreement (the “Credit Agreement”), the aggregate commitment amount is $600,000,000 with an additional uncommitted amount of $100,000,000. The commitment fee is an annual rate of 0.15% of the average commitment amount payable quarterly, regardless of usage, to JPMorgan, who serves as the agent to the syndicate. The commitment fee is allocated among the Portfolio and certain other funds managed by New York Life Investments based upon their respective net assets and other factors. Interest on any revolving credit loan is charged based upon the Federal Funds Rate, Daily Simple Secured Overnight Financing Rate ("SOFR") + 0.10%, or the Overnight Bank Funding Rate, whichever is higher. The Credit Agreement expires on July 22, 2025, although the Portfolio, certain other funds managed by New York Life Investments and the syndicate of banks may renew the Credit Agreement for an additional year on the same or different terms or enter into a credit agreement with a different syndicate of banks. Prior to July 23, 2024, the aggregate commitment amount and the commitment fee were the same as those under the current Credit Agreement. During the year ended December 31, 2024, there were no borrowings made or outstanding with respect to the Portfolio under the Credit Agreement.
Note 7–Interfund Lending Program
Pursuant to an exemptive order issued by the SEC, the Portfolio, along with certain other funds managed by New York Life Investments, may participate in an interfund lending program. The interfund lending program provides an alternative credit facility that permits the Portfolio and certain other funds managed by New York Life Investments to lend or borrow money for temporary purposes directly to or from one another, subject to the conditions of the exemptive order. During the year ended December 31, 2024, there were no interfund loans made or outstanding with respect to the Portfolio.
Note 8–Purchases and Sales of Securities (in 000’s)
During the year ended December 31, 2024, purchases and sales of securities, other than short-term securities, were $209,025 and $325,513, respectively.
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Notes to Financial Statements (continued)
Note 9–Capital Share Transactions
Transactions in capital shares for the years ended December 31, 2024 and December 31, 2023, were as follows:
Initial Class	Shares	Amount
Year ended December 31, 2024:
Shares sold	1,489,520	$44,301,110
Shares issued to shareholders in reinvestment of distributions	180,915	5,849,434
Shares redeemed	(4,101,176)	(124,072,223)
Net increase (decrease)	(2,430,741)	$(73,921,679)
Year ended December 31, 2023:
Shares sold	1,098,980	$25,462,776
Shares issued to shareholders in reinvestment of distributions	253,757	6,075,145
Shares redeemed	(4,354,600)	(103,158,247)
Net increase (decrease)	(3,001,863)	$(71,620,326)

Service Class	Shares	Amount
Year ended December 31, 2024:
Shares sold	705,667	$20,825,685
Shares issued to shareholders in reinvestment of distributions	46,078	1,461,514
Shares redeemed	(2,345,549)	(69,466,192)
Net increase (decrease)	(1,593,804)	$(47,178,993)
Year ended December 31, 2023:
Shares sold	744,785	$17,238,221
Shares issued to shareholders in reinvestment of distributions	70,860	1,664,828
Shares redeemed	(2,122,516)	(49,497,408)
Net increase (decrease)	(1,306,871)	$(30,594,359)
Note 10–Recent Accounting Pronouncement
In December 2023, the FASB issued Accounting Standard Update No. 2023-09, Income Taxes (ASC 740) Improvements to Income Tax Disclosures (“ASU 2023-09”). The primary purpose of the amendments within ASU 2023-09 is to enhance the transparency and decision usefulness of income tax disclosures primarily related to the rate reconciliation table and income taxes paid information. The amendments in ASU 2023-09 require that public business entities on an annual basis (1) disclose specific categories in the rate reconciliation and (2) provide additional information for reconciling items that meet a quantitative threshold. In addition, the amendments in this ASU 2023-09 require that all entities disclose on an annual basis taxes paid disaggregated by; federal, state, foreign, and jurisdiction (when income taxes paid is equal to or greater than five percent of total income taxes paid). The amendments in ASU 2023-09 are effective for public business entities beginning after December 15, 2024. Early adoption is permitted for annual financial statements that have not yet been issued or made available for issuance. The amendments in ASU 2023-09 should be applied on a prospective basis. Retrospective application is permitted. Management is currently assessing the impact this standard will have on our financial statements as well as the method by which we will adopt the new standard. The Adviser does not expect the guidance to have a material impact to the Portfolio.
Note 11–Subsequent Events
In connection with the preparation of the financial statements of the Portfolio for the year ended December 31, 2024, events and transactions subsequent to December 31, 2024, through the date the financial statements were issued, have been evaluated by the Manager for possible adjustment and/or disclosure. No subsequent events requiring financial statement adjustment or disclosure have been identified.

16	NYLI VP Dimensional U.S. Equity Portfolio

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of New York Life Investments VP Funds Trust (formerly known as Mainstay VP Funds Trust) and Shareholders of NYLI VP Dimensional U.S. Equity Portfolio (formerly known as MainStay VP Wellington U.S. Equity Portfolio)
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of NYLI VP Dimensional U.S. Equity Portfolio (one of the portfolios constituting NYLI VP Funds Trust, referred to hereafter as the “Portfolio”) as of December 31, 2024, the related statement of operations for the year ended December 31, 2024, the statements of changes in net assets for each of the two years in the period ended December 31, 2024, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2024 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Portfolio as of December 31, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2024 and the financial highlights for each of the five years in the period ended December 31, 2024 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Portfolio’s management. Our responsibility is to express an opinion on the Portfolio’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Portfolio in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2024 by correspondence with the custodian and transfer agent. We believe that our audits provide a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
New York, New York
February 21, 2025
We have served as the auditor of one or more investment companies in the New York Life Investments group of funds since 1984.
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Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
Included in the Statement of Operations within the Portfolio’s Financial Statements.
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Statement Regarding Basis for Approval of Investment Advisory Agreement and Subadvisory Agreement
The continuation of the Management Agreement with respect to each series (“Portfolio”) of the New York Life Investments VP Funds Trust (“Trust”) and New York Life Investment Management LLC (“New York Life Investments”) and each of the Subadvisory Agreements between New York Life Investments and each of American Century Investment Management, Inc., Brown Advisory LLC, Candriam, CBRE Investment Management Listed Real Assets LLC, Epoch Investment Partners, Inc., FIAM LLC, Janus Henderson Investors US LLC, MacKay Shields LLC, Newton Investment Management North America, LLC, NYL Investors LLC, Pacific Investment Management Company LLC, PineStone Asset Management Inc., Segall Bryant & Hamill, LLC, Wellington Management Company LLP and Winslow Capital Management, LLC (together, “Subadvisors”)1 with respect to the applicable Portfolio(s) (together, “Advisory Agreements”) is subject to annual review and approval by the Board of Trustees of the Trust (“Board”) in accordance with Section 15 of the Investment Company Act of 1940, as amended (“1940 Act”).  At its December 3–4, 2024 meeting, the Board, including the Trustees who are not an “interested person” (as such term is defined in the 1940 Act) of the Trust (“Independent Trustees”) voting separately, unanimously approved the continuation of each of the Advisory Agreements for each applicable Portfolio for a one-year period.
In reaching the decision to approve the continuation of each of the Advisory Agreements, the Board considered information and materials furnished by New York Life Investments and each Subadvisor in connection with an annual contract review process undertaken by the Board that took place at meetings of the Board and its Contracts Committee from September 2024 through December 2024, including information and materials furnished by New York Life Investments and each Subadvisor in response to requests prepared on behalf of the Board, and in consultation with the Independent Trustees, by independent legal counsel to the Independent Trustees, which encompassed a variety of topics, including those summarized below.  Information and materials requested by and furnished to the Board for consideration in connection with the contract review process included, among other items, reports on each Portfolio and “peer funds” prepared by Institutional Shareholder Services Inc. (“ISS”), an independent third-party service provider engaged by the Board to report objectively on each Portfolio’s investment performance, management fee and total expenses.  The Board also considered information on the fees charged to other investment advisory clients of New York Life Investments and/or each applicable Subadvisor that follow investment strategies similar to those of each Portfolio, if any, and, when applicable, the rationale for differences in each Portfolio’s management and subadvisory fees, as applicable, and the fees charged to those other investment advisory clients.  In addition, the Board considered information regarding the legal standards and fiduciary obligations applicable to its consideration of the continuation of each of the Advisory Agreements.  The contract review process, including the structure and format for information and materials provided to the Board, has been developed in consultation with the Board.  The Independent
Trustees also met in executive sessions with their independent legal counsel and, for portions thereof, with senior management of New York Life Investments.
The Board’s deliberations with respect to the continuation of each of the Advisory Agreements reflect a year-long process, and the Board also took into account information furnished to the Board and its Committees throughout the year, as deemed relevant and appropriate by the Trustees, including, among other items, reports on investment performance of each Portfolio and investment-related matters for each Portfolio as well as presentations from New York Life Investments and, generally annually, personnel of each Subadvisor.  In addition, the Board took into account other information provided by New York Life Investments throughout the year, including, among other items, periodic reports on legal and compliance matters, risk management, portfolio turnover, brokerage commissions and non-advisory services provided to each Portfolio by New York Life Investments, as deemed relevant and appropriate by the Trustees.
In addition to information provided to the Board throughout the year, the Board received information in connection with its June 2024 meeting provided specifically in response to requests prepared on behalf of the Board, and in consultation with the Independent Trustees, by independent legal counsel to the Independent Trustees regarding each Portfolio’s distribution arrangements.  In addition, the Board received information regarding each Portfolio’s asset levels, share purchase and redemption activity and the payment of Rule 12b-1 and/or certain other fees by the applicable share class(es) of each applicable Portfolio, among other information.
In considering the continuation of each of the Advisory Agreements, the Trustees reviewed and evaluated the information and factors they believed to reasonably be necessary and appropriate in light of legal advice furnished to them by independent legal counsel to the Independent Trustees and through the exercise of their own business judgment.  Although individual Trustees may have weighed certain factors or information differently and the Board did not consider any single factor or information controlling in reaching its decision, the factors that figured prominently in the Board’s consideration of the continuation of each of the Advisory Agreements with respect to each applicable Portfolio are summarized in more detail below and include, among other factors: (i) the nature, extent and quality of the services provided to the Portfolio by New York Life Investments and the Subadvisor(s), if applicable; (ii) the qualifications of the portfolio manager(s) of the Portfolio and the historical investment performance of the Portfolio, New York Life Investments and, if applicable, the Subadvisor(s); (iii) the costs of the services provided, and profits realized, by New York Life Investments and the Subadvisor(s), if applicable, with respect to their relationships with the Portfolio; (iv) the extent to which economies of scale have been realized or may be realized if the Portfolio grows and the extent to which any economies of scale have been shared, have benefited or may benefit the Portfolio’s

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shareholders; and (v) the reasonableness of the Portfolio’s management and, if applicable, subadvisory fees and total ordinary operating expenses.  Although the Board recognized that comparisons between each Portfolio’s fees and expenses and those of other funds are imprecise given different terms of agreements, variations in fund strategies and other factors, the Board considered the reasonableness of each Portfolio’s management fee and total ordinary operating expenses as compared to peer funds identified by ISS.  Throughout their considerations, the Trustees acknowledged the commitment of New York Life Investments and its affiliates to serve the New York Life Investments Group of Funds, as well as their capacity, experience, resources, financial stability and reputations.  The Trustees also acknowledged the entrepreneurial and other risks assumed by New York Life Investments in sponsoring and managing each Portfolio.  With respect to the Subadvisory Agreements, the Board took into account New York Life Investments’ recommendation to approve the continuation of each of the Subadvisory Agreements.
The Trustees noted that, throughout the year, the Trustees are afforded an opportunity to ask questions of, and request additional information or materials from, New York Life Investments and each Subadvisor.  The Board’s decision with respect to each of the Advisory Agreements may have also been based, in part, on the Board’s knowledge of New York Life Investments and each Subadvisor resulting from, among other things, the Board’s consideration of each of the Advisory Agreements in prior years, the advisory agreements for other funds in the New York Life Investments Group of Funds, the Board’s review throughout the year of the performance and operations of other funds in the New York Life Investments Group of Funds and each Trustee’s business judgment and industry experience.  In addition to considering the above-referenced factors, the Board observed that in the marketplace, notably under variable life insurance policies and variable annuity contracts for which each Portfolio serves as an investment option, there are a range of investment options available to investors and that each Portfolio’s shareholders, having had the opportunity to consider other investment options, have invested in the Portfolio.
The factors that figured prominently in the Board’s decision to approve the continuation of each of the Advisory Agreements during the Board’s December 3-4, 2024 meeting are summarized in more detail below.  The Board considered on a Portfolio-by-Portfolio basis the factors and information deemed relevant and appropriate by the Trustees to evaluate the continuation of each of the Advisory Agreements, and the Board’s decision was made separately with respect to each Portfolio.
Nature, Extent and Quality of Services Provided by New York Life Investments and the Subadvisors
The Board examined the nature, extent and quality of the services that New York Life Investments provides to each Portfolio.  The Board evaluated New York Life Investments’ experience and capabilities in serving as manager of each Portfolio and considered that each Portfolio with one or more Subadvisors operates in a “manager-of-managers” structure.  The Board also considered New York Life Investments’
responsibilities and services provided pursuant to this structure, including overseeing the services provided by each Subadvisor, evaluating the performance of each Subadvisor, making recommendations to the Board as to whether each Subadvisory Agreement should be renewed, modified or terminated and periodically reporting to the Board regarding the results of New York Life Investments’ evaluation and monitoring functions.  The Board noted that New York Life Investments manages other mutual funds, serves a variety of other investment advisory clients, including other pooled investment vehicles, and has experience overseeing mutual fund service providers, including subadvisors.  The Board considered the experience of senior personnel at New York Life Investments providing management and administrative and other non-advisory services to each Portfolio.  The Board observed that New York Life Investments devotes significant resources and time to providing management and administrative and other non-advisory services to each Portfolio, including, for Portfolios with one or more Subadvisors, New York Life Investments’ oversight and due diligence reviews of each Subadvisor and ongoing analysis of, and interactions with, each Subadvisor with respect to, among other things, the applicable Portfolio’s or Portfolios’ investment performance and risks as well as each Subadvisor’s investment capabilities and subadvisory services with respect to the applicable Portfolio(s).
The Board also considered the range of services that New York Life Investments provides to each Portfolio under the terms of the Management Agreement, including: (i) fund accounting and ongoing supervisory services provided by New York Life Investments’ Fund Administration and Accounting Group; (ii) investment supervisory and analytical services provided by New York Life Investments’ Investment Consulting Group; (iii) compliance services provided by the Trust’s Chief Compliance Officer as well as New York Life Investments’ compliance department; (iv) legal services provided by New York Life Investments’ Office of the General Counsel; and (v) risk management monitoring and analysis by compliance and investment personnel.  In addition, the Board considered New York Life Investments’ willingness to invest in personnel and other resources, such as cyber security, information security and business continuity planning, that may benefit each Portfolio and noted that New York Life Investments is responsible for compensating the Trust’s officers, except for a portion of the salary of the Trust’s Chief Compliance Officer.  The Board recognized that New York Life Investments provides certain other non-advisory services to each Portfolio and has over time provided an increasingly broad array of non-advisory services to the New York Life Investments Group of Funds as a result of regulatory and other developments.
The Board also examined the range, and the nature, extent and quality, of the investment advisory services that New York Life Investments and each Subadvisor provides to the applicable Portfolio(s) and considered the terms of each of the Advisory Agreements.  The Board evaluated New York Life Investments’ and each Subadvisor’s experience and performance in serving as investment adviser or subadvisor, respectively, to the applicable Portfolio(s) and advising other portfolios and New York Life Investments’ and each Subadvisor’s track record and experience in
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providing investment advisory services as well as the experience of investment advisory and other senior personnel at New York Life Investments and each Subadvisor.  The Board considered New York Life Investments’ and each Subadvisor’s overall resources, legal and compliance environment, capabilities, reputation, financial condition and history.  In addition to information provided in connection with quarterly meetings with the Trust’s Chief Compliance Officer, the Board considered information regarding the compliance policies and procedures of New York Life Investments and each Subadvisor.  The Board also considered New York Life Investments’ and each Subadvisor’s ability to recruit and retain qualified investment professionals and willingness to invest in personnel and other resources that may benefit the applicable Portfolio(s).  In this regard, the Board considered the qualifications and experience of each Portfolio’s portfolio manager(s), the number of accounts managed by the portfolio manager(s) and the method for compensating the portfolio manager(s).
Because the NYLI VP Conservative Allocation Portfolio, NYLI VP Moderate Allocation Portfolio, NYLI VP Growth Allocation Portfolio and NYLI VP Equity Allocation Portfolio (together, the “Allocation Portfolios”) invest substantially all their assets in other funds advised by New York Life Investments or its affiliates, the Board considered information from New York Life Investments regarding the investment rationale and process for the allocation among and selection of the underlying funds in which the Allocation Portfolios invest.
In addition, the Board considered information provided by New York Life Investments and each Subadvisor regarding their respective business continuity and disaster recovery plans.
Based on these considerations, among others, the Board concluded that each Portfolio would likely continue to benefit from the nature, extent and quality of these services.
Investment Performance
In evaluating each Portfolio’s investment performance, the Board considered investment performance results over various periods in light of each Portfolio’s investment objective and strategies.  The Board considered investment reports on, and analysis of, each Portfolio’s performance provided to the Board throughout the year, including each Portfolio’s investment performance compared to each Portfolio’s relevant benchmark(s).  With respect to each of the NYLI VP Hedge Multi-Strategy Portfolio and the NYLI VP S&P 500 Index Portfolio, the Board also considered information regarding the Portfolio’s tracking error relative to its benchmark(s). The Board also considered information provided by ISS showing the investment performance of each Portfolio as compared to peer funds.
The Board also took into account its discussions with senior management at New York Life Investments concerning each Portfolio’s investment performance over various periods as well as discussions between a representative(s) of each Subadvisor and the members of the Board’s Investment Committee, which generally occur on an annual basis. The
Board also took into account the following considerations with respect to certain Portfolios:
1. In considering the investment performance of the NYLI VP American Century Sustainable Equity Portfolio, the Board noted that the Portfolio underperformed its peer funds for the one-, five- and ten-year periods ended July 31, 2024, and performed favorably relative to its peer funds for the three-year period ended July 31, 2024.  The Board considered its discussions with representatives from New York Life Investments and American Century Investment Management, Inc. regarding the Portfolio’s investment performance.
2. In considering the investment performance of the NYLI VP Balanced Portfolio, the Board noted that the Portfolio underperformed its peer funds for the one-year period ended July 31, 2024, performed in line with its peer funds for the five- and ten-year periods ended July 31, 2024, and performed favorably relative to its peer funds for the three-year period ended July 31, 2024.  The Board considered its discussions with representatives from New York Life Investments, NYL Investors LLC and Wellington Management Company LLP regarding the Portfolio’s investment performance.
3. In considering the investment performance of the NYLI VP Bond Portfolio, the Board noted that the Portfolio underperformed its peer funds for the three- and five-year periods ended July 31, 2024, and performed in line with its peer funds for the one- and ten-year periods ended July 31, 2024.  The Board considered its discussions with representatives from New York Life Investments and NYL Investors LLC regarding the Portfolio’s investment performance.
4. In considering the investment performance of the NYLI VP Candriam Emerging Markets Equity Portfolio, the Board noted that the Portfolio underperformed its peer funds for the three-, five- and ten-year periods ended July 31, 2024, and performed in line with its peer funds for the one-year period ended July 31, 2024.  The Board considered its discussions with representatives from New York Life Investments and Candriam regarding the Portfolio’s investment performance.
5. In considering the investment performance of the NYLI VP CBRE Global Infrastructure Portfolio, the Board noted that the Portfolio underperformed its peer funds for the five-year period ended July 31, 2024, and performed in line with its peer funds for the one- and three-year periods ended July 31, 2024.  The Board considered its discussions with representatives from New York Life Investments and CBRE Investment Management Listed Real Assets LLC regarding the Portfolio’s investment performance.
6. In considering the investment performance of the NYLI VP Hedge Multi-Strategy Portfolio, the Board noted that the Portfolio underperformed its peer funds for the three-, five- and ten-year periods ended July 31, 2024, and performed in line with its peer funds for the one-year period ended July 31, 2024.  The Board considered its discussions with representatives from New York Life Investments regarding the Portfolio’s investment performance.
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7. In considering the investment performance of the NYLI VP MacKay U.S. Infrastructure Bond Portfolio, the Board noted that the Portfolio underperformed its peer funds for the one-, five- and ten-year periods ended July 31, 2024, and performed favorably relative to its peer funds for the three-year period ended July 31, 2024.  The Board considered its discussions with representatives from New York Life Investments and MacKay Shields LLC regarding the Portfolio’s investment performance.
8. In considering the investment performance of the NYLI VP PineStone International Equity Portfolio, the Board noted that the Portfolio underperformed its peer funds for the one-, three-, five- and ten-year periods ended July 31, 2024.  The Board considered its discussions with representatives from New York Life Investments and PineStone Asset Management Inc. regarding the Portfolio’s investment performance.
9. With respect to the NYLI VP Schroders Mid Cap Opportunities Portfolio, the Board considered its discussions with representatives from New York Life Investments regarding the Portfolio’s investment performance and the Board’s approval of a new subadvisory agreement between New York Life Investments and Schroder Investment Management North America Inc. with respect to the Portfolio and approval to reposition the Portfolio, effective August 12, 2024.
10. In considering the investment performance of the NYLI VP Wellington Small Cap Portfolio, the Board noted that the Portfolio underperformed its peer funds for the three- and five-year periods ended July 31, 2024, and performed favorably relative to its peer funds for the one-year period ended July 31, 2024.  The Board considered its discussions with representatives from New York Life Investments and Wellington Management Company LLP regarding the Portfolio’s investment performance.
Based on these considerations, among others, the Board concluded that its review of each Portfolio’s investment performance and related information supported a determination to approve the continuation of each of the Advisory Agreements.
Costs of the Services Provided, and Profits and Other Benefits Realized, by New York Life Investments and the Subadvisors
Portfolios with Affiliated Subadvisors
The Board considered the costs of the services provided under each of the Advisory Agreements.  The Board also considered the profitability of New York Life Investments and its affiliates, including each Affiliated Subadvisor, due to their relationships with the applicable Portfolio(s) as well as of New York Life Investments and its affiliates due to their relationships with the New York Life Investments Group of Funds.  Because each Affiliated Subadvisor is an affiliate of New York Life Investments whose subadvisory fee is paid by New York Life Investments, not the applicable Portfolio(s), the Board considered cost and profitability information for New York Life Investments and each Affiliated Subadvisor in the aggregate.
In addition, the Board acknowledged the difficulty in obtaining reliable comparative data about mutual fund managers’ profitability because such information generally is not publicly available and may be impacted by numerous factors, including the structure of a fund manager’s organization, the types of funds it manages, the methodology used to allocate certain fixed costs to specific funds and the manager’s capital structure and costs of capital.
In evaluating the costs of the services provided by New York Life Investments and each Affiliated Subadvisor, and profitability of New York Life Investments and its affiliates, including each Affiliated Subadvisor, due to their relationships with the applicable Portfolio(s), the Board considered, among other factors, New York Life Investments’ and its affiliates’, including each Affiliated Subadvisor’s, continuing investments in, or willingness to invest in, personnel and other resources that may support and further enhance the management of such Portfolio(s), and that New York Life Investments is responsible for paying the subadvisory fee for such Portfolio(s).  The Board also considered the financial resources of New York Life Investments and each Affiliated Subadvisor and acknowledged that New York Life Investments and each Affiliated Subadvisor must be in a position to recruit and retain experienced professional personnel and to maintain a strong financial position for New York Life Investments and each Affiliated Subadvisor to continue to provide high-quality services to the applicable Portfolio(s).  The Board recognized that each Portfolio benefits from the allocation of certain fixed costs among the funds in the New York Life Investments Group of Funds, among other expected benefits resulting from its relationship with New York Life Investments.
The Board considered information regarding New York Life Investments’ methodology for calculating profitability and allocating costs provided by New York Life Investments in connection with the fund profitability analysis presented to the Board.  The Board concluded that New York Life Investments’ methods for allocating costs and procedures for estimating overall profitability of the relationship with the funds in the New York Life Investments Group of Funds were reasonable.  The Board recognized the difficulty in calculating and evaluating a manager’s profitability with respect to each Portfolio and considered that other profitability methodologies may also be reasonable.
The Board also considered certain fall-out benefits that may be realized by New York Life Investments and its affiliates, including each Affiliated Subadvisor, due to their relationships with the applicable Portfolio(s), including reputational and other indirect benefits.  The Board recognized, for example, the benefits to certain Affiliated Subadvisors from legally permitted “soft-dollar” arrangements by which brokers provide research and other services to each such Affiliated Subadvisor in exchange for commissions paid by the applicable Portfolio(s) with respect to trades in such Portfolio(s)’s portfolio securities.  In addition, except with respect to the NYLI VP U.S. Government Money Market Portfolio, the Board considered its review of the management agreement for a money market fund advised by New York Life Investments and an Affiliated Subadvisor that serves as an investment option for each Portfolio, including the potential rationale for and costs associated with investments in this money market fund by each Portfolio, if any, and considered information from New York Life Investments that the nature and type of specific
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investment advisory services provided to this money market fund are distinct from, or in addition to, the investment advisory services provided to each Portfolio.  In addition, the Board considered the potential dividend received tax deduction for insurance company affiliates of New York Life Investments from each Portfolio’s securities lending activity.
The Board noted that each Portfolio serves as an investment option primarily under variable contracts issued by affiliates of New York Life Investments that would receive fees under those contracts.  The Board observed that, in addition to fees earned by New York Life Investments under the Management Agreement for managing each Portfolio, New York Life Investments’ affiliates also earn revenues from serving each Portfolio in various other capacities, including as each Portfolio’s distributor, and insurance companies affiliated with New York Life Investments would be entitled to receive fees from each applicable Portfolio under a distribution and service plan adopted pursuant to Rule 12b-1 under the 1940 Act.  The Board considered information about these other revenues in the context of the profitability of the relationship with each Portfolio to New York Life Investments and its affiliates.  The Board noted that, although it assessed the overall profitability of the relationship with each Portfolio to New York Life Investments and its affiliates as part of the contract review process, when considering the reasonableness of the fee paid to New York Life Investments under the Management Agreement, the Board considered the profitability of New York Life Investments’ relationship with each Portfolio on a pre-tax basis and without regard to distribution expenses incurred by New York Life Investments from its own resources.
After evaluating the information deemed relevant by the Trustees, the Board concluded that any profits realized by New York Life Investments and its affiliates, including each Affiliated Subadvisor, due to their relationships with the applicable Portfolio(s) were not excessive and other expected benefits that may accrue to New York Life Investments and its affiliates, including each Affiliated Subadvisor, are reasonable.
Portfolios with one or more Unaffiliated Subadvisors (except for the NYLI VP Dimensional U.S. Equity Portfolio and NYLI VP Schroders Mid Cap Opportunities Portfolio)
The Board considered the costs of the services provided under each of the Advisory Agreements.  The Board also considered the profitability of New York Life Investments and its affiliates and each Unaffiliated Subadvisor due to their relationships with the applicable Portfolio(s) as well as of New York Life Investments and its affiliates due to their relationships with the New York Life Investments Group of Funds.  With respect to the profitability of each Unaffiliated Subadvisor’s relationship with the applicable Portfolio(s), the Board considered information from New York Life Investments that each Unaffiliated Subadvisor’s subadvisory fee reflected an arm’s-length negotiation and that this fee is paid by New York Life Investments, not the applicable Portfolio(s), and the relevance of each Unaffiliated Subadvisor’s profitability was considered by the Trustees in that context.  On this basis, the Board primarily considered the costs and profitability for New York Life Investments and its affiliates with respect to the applicable Portfolio(s).
In addition, the Board acknowledged the difficulty in obtaining reliable comparative data about mutual fund managers’ profitability because such information generally is not publicly available and may be impacted by numerous factors, including the structure of a fund manager’s organization, the types of funds it manages, the methodology used to allocate certain fixed costs to specific funds and the manager’s capital structure and costs of capital.
In evaluating the costs of the services provided by New York Life Investments and each Unaffiliated Subadvisor, and profitability of New York Life Investments and its affiliates and each Unaffiliated Subadvisor due to their relationships with the applicable Portfolio(s), the Board considered, among other factors, New York Life Investments’ and its affiliates’ and each Unaffiliated Subadvisor’s continuing investments in, or willingness to invest in, personnel and other resources that may support and further enhance the management of such Portfolio(s), and that New York Life Investments is responsible for paying the subadvisory fee for such Portfolio(s).  The Board also considered the financial resources of New York Life Investments and each Unaffiliated Subadvisor and acknowledged that New York Life Investments and each Unaffiliated Subadvisor must be in a position to recruit and retain experienced professional personnel and to maintain a strong financial position for New York Life Investments and the Unaffiliated Subadvisor to continue to provide high-quality services to the applicable Portfolio(s).  The Board recognized that each Portfolio benefits from the allocation of certain fixed costs among the funds in the New York Life Investments Group of Funds, among other expected benefits resulting from its relationship with New York Life Investments.
The Board considered information regarding New York Life Investments’ methodology for calculating profitability and allocating costs provided by New York Life Investments in connection with the fund profitability analysis presented to the Board.  The Board concluded that New York Life Investments’ methods for allocating costs and procedures for estimating overall profitability of the relationship with the funds in the New York Life Investments Group of Funds were reasonable.  The Board recognized the difficulty in calculating and evaluating a manager’s profitability with respect to each Portfolio and considered that other profitability methodologies may also be reasonable.
The Board also considered certain fall-out benefits that may be realized by New York Life Investments and its affiliates and each Unaffiliated Subadvisor and its affiliates due to their relationships with the applicable Portfolio(s), including reputational and other indirect benefits.  The Board recognized, for example, the benefits to certain Unaffiliated Subadvisors from legally permitted “soft-dollar” arrangements by which brokers provide research and other services to each such Unaffiliated Subadvisor in exchange for commissions paid by the applicable Portfolio(s) with respect to trades in such Portfolio(s)’s portfolio securities.  In this regard, the Board also requested and considered information from New York Life Investments concerning other material business relationships between each Unaffiliated Subadvisor and its affiliates and New York Life Investments and its affiliates. The Board further considered the existence of a strategic partnership between New York Life Investments and each of
23

CBRE Investment Management Listed Real Assets LLC, Epoch Investment Partners, Inc., PineStone Asset Management Inc., Wellington Management Company LLP and Winslow Capital Management, LLC that relates to certain current and future products and represents a potential conflict of interest associated with New York Life Investments’ recommendation to approve the continuation of the applicable Subadvisory Agreements. In addition, the Board considered its review of the management agreement for a money market fund advised by New York Life Investments and an Affiliated Subadvisor that serves as an investment option for each Portfolio, including the potential rationale for and costs associated with investments in this money market fund by each Portfolio, if any, and considered information from New York Life Investments that the nature and type of specific investment advisory services provided to this money market fund are distinct from, or in addition to, the investment advisory services provided to each Portfolio.  In addition, the Board considered the potential dividend received tax deduction for insurance company affiliates of New York Life Investments from each Portfolio’s securities lending activity.
The Board noted that each Portfolio serves as an investment option primarily under variable contracts issued by affiliates of New York Life Investments that would receive fees under those contracts.  The Board observed that, in addition to fees earned by New York Life Investments under the Management Agreement for managing each Portfolio, New York Life Investments’ affiliates also earn revenues from serving each Portfolio in various other capacities, including as each Portfolio’s distributor, and insurance companies affiliated with New York Life Investments would be entitled to receive fees from each Portfolio under a distribution and service plan adopted pursuant to Rule 12b-1 under the 1940 Act.  The Board considered information about these other revenues in the context of the profitability of the relationship with each Portfolio to New York Life Investments and its affiliates.  The Board noted that, although it assessed the overall profitability of the relationship with each Portfolio to New York Life Investments and its affiliates as part of the contract review process, when considering the reasonableness of the fee paid to New York Life Investments under the Management Agreement, the Board considered the profitability of New York Life Investments’ relationship with each Portfolio on a pre-tax basis and without regard to distribution expenses incurred by New York Life Investments from its own resources.
After evaluating the information deemed relevant by the Trustees, the Board concluded that any profits realized by New York Life Investments and its affiliates due to their relationships with the applicable Portfolio(s) were not excessive, other expected benefits that may accrue to New York Life Investments and its affiliates are reasonable and other expected benefits that may accrue to each Unaffiliated Subadvisor and its affiliates are consistent with those expected for a subadvisor to a mutual fund.  With respect to each Unaffiliated Subadvisor, the Board considered that any profits realized by such Unaffiliated Subadvisor due to its relationship with the applicable Portfolio(s) are the result of arm’s-length negotiations between New York Life Investments and such Unaffiliated Subadvisor, acknowledging that any such profits are based on the subadvisory fee paid to such Unaffiliated Subadvisor by New York Life Investments, not the applicable Portfolio(s).
Allocation Portfolios, NYLI VP Dimensional U.S. Equity Portfolio, NYLI VP Hedge Multi-Strategy Portfolio, NYLI VP Schroders Mid Cap Opportunities Portfolio and NYLI VP S&P 500 Index Portfolio
The Board considered the costs of the services provided under the Management Agreement.  The Board also considered the profitability of New York Life Investments and its affiliates due to their relationships with each Portfolio as well as of New York Life Investments and its affiliates due to their relationships with the New York Life Investments Group of Funds.
In addition, the Board acknowledged the difficulty in obtaining reliable comparative data about mutual fund managers’ profitability because such information generally is not publicly available and may be impacted by numerous factors, including the structure of a fund manager’s organization, the types of funds it manages, the methodology used to allocate certain fixed costs to specific funds and the manager’s capital structure and costs of capital.
In evaluating the costs of the services provided by New York Life Investments, and profitability of New York Life Investments and its affiliates due to their relationships with each Portfolio, the Board considered, among other factors, New York Life Investments’ and its affiliates’ continuing investments in, or willingness to invest in, personnel and other resources that may support and further enhance the management of each Portfolio.  The Board also considered the financial resources of New York Life Investments and acknowledged that New York Life Investments must be in a position to recruit and retain experienced professional personnel and to maintain a strong financial position for New York Life Investments to continue to provide high-quality services to each Portfolio.  The Board recognized that each Portfolio benefits from the allocation of certain fixed costs among the funds in the New York Life Investments Group of Funds, among other expected benefits resulting from its relationship with New York Life Investments.
The Board considered information regarding New York Life Investments’ methodology for calculating profitability and allocating costs provided by New York Life Investments in connection with the fund profitability analysis presented to the Board.  The Board concluded that New York Life Investments’ methods for allocating costs and procedures for estimating overall profitability of the relationship with the funds in the New York Life Investments Group of Funds were reasonable.  The Board recognized the difficulty in calculating and evaluating a manager’s profitability with respect to each Portfolio and considered that other profitability methodologies may also be reasonable.
The Board also considered certain fall-out benefits that may be realized by New York Life Investments and its affiliates due to their relationships with each Portfolio, including reputational and other indirect benefits.  In addition, the Board considered its review of the management agreement for a money market fund advised by New York Life Investments and an Affiliated Subadvisor that serves as an investment option for each
24

Portfolio, including the potential rationale for and costs associated with investments in this money market fund by each Portfolio, if any, and considered information from New York Life Investments that the nature and type of specific investment advisory services provided to this money market fund are distinct from, or in addition to, the investment advisory services provided to each Portfolio.  In addition, the Board considered the potential dividend received tax deduction for insurance company affiliates of New York Life Investments from each Portfolio’s securities lending activity.
The Board noted that each Portfolio serves as an investment option primarily under variable contracts issued by affiliates of New York Life Investments that would receive fees under those contracts.  The Board observed that, in addition to fees earned by New York Life Investments under the Management Agreement for managing each Portfolio, New York Life Investments’ affiliates also earn revenues from serving each Portfolio in various other capacities, including as each Portfolio’s distributor, and insurance companies affiliated with New York Life Investments would be entitled to receive fees from each Portfolio under a distribution and service plan adopted pursuant to Rule 12b-1 under the 1940 Act.  The Board considered information about these other revenues in the context of the profitability of the relationship with each Portfolio to New York Life Investments and its affiliates.  The Board noted that, although it assessed the overall profitability of the relationship with each Portfolio to New York Life Investments and its affiliates as part of the contract review process, when considering the reasonableness of the fee paid to New York Life Investments under the Management Agreement, the Board considered the profitability of New York Life Investments’ relationship with each Portfolio on a pre-tax basis and without regard to distribution expenses incurred by New York Life Investments from its own resources.
The Board noted that the Allocation Portfolios do not pay a management fee for the allocation and other management services provided by New York Life Investments under the Management Agreement but that shareholders of the Allocation Portfolios indirectly pay their pro rata share of the fees and expenses of the underlying funds in which the Allocation Portfolios invest.  The Board considered that the Allocation Portfolios’ investments in underlying funds managed by New York Life Investments or its affiliates indirectly benefit New York Life Investments or its affiliates.  The Board noted that it considers the profits realized by New York Life Investments and its affiliates with respect to the underlying New York Life Investments Funds as part of the annual contract review process for those funds.
After evaluating the information deemed relevant by the Trustees, the Board concluded that any profits realized by New York Life Investments and its affiliates due to their relationships with each Portfolio were not excessive.
Management and Subadvisory Fees and Total Ordinary Operating Expenses
The Board evaluated the reasonableness of the fee paid under each of the Advisory Agreements and each Portfolio’s total ordinary operating expenses.  With respect to the management fee and subadvisory fee for each Portfolio with one of more Subadvisors, the Board primarily considered the reasonableness of the management fee paid by the Portfolio to New York Life Investments because the subadvisory fee paid to each Subadvisor is paid by New York Life Investments, not the Portfolio.  The Board also considered the reasonableness of the subadvisory fee paid by New York Life Investments and the amount of the management fee retained by New York Life Investments with respect to each Portfolio with one or more Subadvisors.
In assessing the reasonableness of each Portfolio’s fees and expenses, the Board primarily considered comparative data provided by ISS on the fees and expenses of similar mutual funds managed by other investment advisers.  The Board considered New York Life Investments’ process for monitoring and addressing potential conflicts of interest in the selection of underlying funds.  In addition, the Board considered information provided by New York Life Investments and each Subadvisor on fees charged to other investment advisory clients, including institutional separate accounts and/or other funds, that follow investment strategies similar to those of the applicable Portfolio(s), if any.  The Board considered the contractual management fee schedule for each Portfolio as compared to those for such other investment advisory clients, taking into account the rationale for differences in fee schedules.  The Board also took into account information provided by New York Life Investments about the more extensive scope of services provided to registered investment companies, such as each Portfolio, as compared with other investment advisory clients.  Additionally, the Board considered the impact of contractual breakpoints, voluntary waivers and/or expense limitation arrangements, as applicable, on each Portfolio’s net management fee and expenses.  The Board also considered that in proposing fees for each Portfolio, New York Life Investments considers the competitive marketplace for mutual funds.
The Board also took into account the following considerations with respect to certain Portfolios:
1. With respect to the NYLI VP CBRE Global Infrastructure Portfolio, the Board considered its discussions with representatives from New York Life Investments regarding the total net expenses paid by the Portfolio.
2. With respect to the NYLI VP Winslow Large Cap Growth Portfolio, the Board considered its discussions with representatives from New York Life Investments regarding the management fee paid by the Portfolio.
3. With respect to the NYLI VP Hedge Multi-Strategy Portfolio, the Board considered its discussions with representatives from New York Life Investments regarding the management fee paid by the Portfolio.
Because the Allocation Portfolios do not pay a management fee to New York Life Investments, the Board considered the reasonableness of fees and expenses the Allocation Portfolios indirectly pay by investing in underlying funds that charge a management fee.  Additionally, because the Allocation Portfolios invest substantially all their assets in other funds advised by New York Life Investments or its affiliates, the Board also considered information provided by New York Life Investments regarding the fees and expenses associated with the Allocation Portfolios’
25

investments in other funds, including New York Life Investments’ finding that the applicable Allocation Portfolio’s fees and expenses do not duplicate the fees and expenses of the corresponding acquired fund (when required by Rule 12d1-4 under the 1940 Act).   Because the NYLI VP Hedge Multi-Strategy Portfolio invests primarily in ETFs, the Board also considered information provided by New York Life Investments regarding the fees and expenses associated with the Portfolio’s investments in ETFs, including New York Life Investments’ finding that the Portfolio’s fees and expenses do not duplicate the fees and expenses of the corresponding acquired ETF (when required by Rule 12d1-4 under the 1940 Act).
Additionally, with respect to the NYLI VP MacKay Convertible Portfolio, the Board noted that NYLIM Service Company LLC, an affiliate of New York Life Investments, serves as the transfer agent and dividend disbursing agent for the Service Class and Service 2 Class Shares of the Portfolio but that the Service Class and Service 2 Class Shares do not incur any fees for these services.
The Board further noted that, in certain prior years, New York Life Investments had provided support to the NYLI VP Government U.S. Money Market Portfolio in the form of voluntary waivers and/or reimbursements of fees and expenses in order to maintain a positive yield.
Based on the factors outlined above, among other considerations, the Board concluded that each Portfolio’s management fee and total ordinary operating expenses are within a range that is competitive and support a conclusion that these fees and expenses are reasonable.
Economies of Scale
The Board considered information regarding economies of scale, including whether economies of scale may exist with respect to each Portfolio and whether each Portfolio’s management fee and expense structure permits economies of scale, if any, to be appropriately shared with each Portfolio’s shareholders.  The Board also considered a report from New York Life Investments, previously prepared at the request of the Board, that addressed economies of scale, including with respect to the mutual fund business generally, and the various ways in which the benefits of economies of scale may be shared with the funds in the New York Life Investments Group of Funds.  Although the Board recognized the difficulty of determining economies of scale with precision, the Board acknowledged that economies of scale may be shared with each Portfolio in a number of ways, including, for example, through the imposition of fee breakpoints, initially setting management fee rates at scale or making additional investments to enhance the services provided to each Portfolio.  The Board reviewed information from New York Life Investments showing how each Portfolio’s management fee schedule compared to fee schedules of other funds and accounts managed by New York Life Investments.  The Board also reviewed information from ISS showing how each Portfolio’s management fee schedule compared with fees paid for similar services by peer funds at varying asset levels.  The Board noted that the Allocation Portfolios do not pay a management fee and that the Board separately considers economies of scale as part of its review of the management agreements of underlying New York Life Investments Funds in which the Allocation Portfolios invest and the benefit of any breakpoints in the management fee schedules for the underlying New York Life Investments Funds would pass through to shareholders of the Allocation Portfolios at the specified levels of underlying New York Life Investments Fund assets.
Based on this information, the Board concluded that economies of scale, if any, are appropriately shared for the benefit of each Portfolio’s shareholders through the Portfolio’s management fee and expense structure and other methods to share benefits from economies of scale.
Conclusion
On the basis of the information and factors summarized above, among other information and factors deemed relevant by the Trustees, and the evaluation thereof on a Portfolio-by-Portfolio basis, the Board, including the Independent Trustees voting separately, unanimously voted to approve the continuation of each of the Advisory Agreements for each applicable Portfolio.
1    Candriam, MacKay Shields LLC and NYL Investors LLC are referred to herein as the “Affiliated Subadvisors.” American Century Investment Management, Inc., Brown Advisory LLC, CBRE Investment Management Listed Real Assets LLC, Epoch Investment Partners, Inc., FIAM LLC, Janus Henderson Investors US LLC, Newton Investment Management North America, LLC, Pacific Investment Management Company LLC, PineStone Asset Management Inc., Segall Bryant & Hamill, LLC, Wellington Management Company LLP and Winslow Capital Management, LLC are referred to herein as the “Unaffiliated Subadvisors.”
“New York Life Investments” is both a service mark, and the common trade name, of certain investment advisors affiliated with New York Life Insurance Company. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
26

NYLI VP Winslow Large Cap Growth Portfolio
(formerly known as MainStay VP Winslow Large Cap Growth Portfolio)

Annual Report - Financial Statements and Other Information
December 31, 2024

Portfolio of Investments December 31, 2024†^
	Shares	Value
Common Stocks 99.5%
Aerospace & Defense 2.6%
General Electric Co.	174,702	$ 29,138,547
Howmet Aerospace, Inc.	149,227	16,320,957
		45,459,504
Automobiles 2.8%
Tesla, Inc. (a)	121,881	49,220,423
Biotechnology 0.9%
Alnylam Pharmaceuticals, Inc. (a)	63,241	14,881,240
Broadline Retail 7.6%
Amazon.com, Inc. (a)	597,086	130,994,697
Building Products 1.6%
Trane Technologies plc	75,106	27,740,401
Capital Markets 1.8%
KKR & Co., Inc.	211,865	31,336,952
Chemicals 1.2%
Ecolab, Inc.	86,680	20,310,858
Commercial Services & Supplies 1.2%
Cintas Corp.	115,800	21,156,660
Construction Materials 1.1%
Vulcan Materials Co.	75,354	19,383,309
Electrical Equipment 1.5%
Eaton Corp. plc	76,687	25,450,115
Electronic Equipment, Instruments & Components 1.5%
Amphenol Corp., Class A	381,946	26,526,150
Entertainment 3.7%
Netflix, Inc. (a)	25,468	22,700,138
Spotify Technology SA (a)	92,345	41,313,306
		64,013,444
Financial Services 3.9%
Fiserv, Inc. (a)(b)	108,640	22,316,829
Mastercard, Inc., Class A	85,824	45,192,343
		67,509,172
	Shares	Value

Health Care Equipment & Supplies 4.6%
Boston Scientific Corp. (a)	193,103	$ 17,247,960
Intuitive Surgical, Inc. (a)	72,236	37,704,303
Stryker Corp.	67,550	24,321,377
		79,273,640
Hotels, Restaurants & Leisure 4.3%
Booking Holdings, Inc.	5,723	28,434,268
Chipotle Mexican Grill, Inc. (a)	469,825	28,330,447
Hilton Worldwide Holdings, Inc.	73,618	18,195,425
		74,960,140
Insurance 2.6%
Arthur J. Gallagher & Co.	155,784	44,219,288
Interactive Media & Services 10.1%
Alphabet, Inc.
Class A	222,713	42,159,571
Class C	200,168	38,119,994

Meta Platforms, Inc., Class A	161,936	94,815,147
		175,094,712
IT Services 1.6%
Shopify, Inc., Class A (a)	164,764	17,519,356
Snowflake, Inc., Class A (a)	70,889	10,945,971
		28,465,327
Pharmaceuticals 2.3%
Eli Lilly & Co.	51,861	40,036,692
Professional Services 1.4%
Automatic Data Processing, Inc.	81,755	23,932,141
Semiconductors & Semiconductor Equipment 14.6%
Broadcom, Inc.	268,200	62,179,488
Lam Research Corp.	287,213	20,745,395
NVIDIA Corp.	1,102,784	148,092,864
Texas Instruments, Inc.	120,320	22,561,203
		253,578,950
Software 18.7%
Adobe, Inc. (a)	26,680	11,864,062
Fair Isaac Corp. (a)	9,441	18,796,370
Intuit, Inc.	26,751	16,813,004
Microsoft Corp.	388,841	163,896,482
Oracle Corp.	187,567	31,256,165
ServiceNow, Inc. (a)	31,778	33,688,493
Synopsys, Inc. (a)	40,126	19,475,555

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
3

Portfolio of Investments December 31, 2024†^ (continued)
	Shares	Value
Common Stocks (continued)
Software (continued)
Workday, Inc., Class A (a)	105,011	$ 27,095,988
		322,886,119
Specialty Retail 1.6%
O'Reilly Automotive, Inc. (a)	23,703	28,107,017
Technology Hardware, Storage & Peripherals 6.3%
Apple, Inc.	432,137	108,215,748
Total Common Stocks (Cost $1,170,569,736)		1,722,752,699
Short-Term Investments 1.0%
Affiliated Investment Company 1.0%
NYLI U.S. Government Liquidity Fund, 4.309% (c)	16,221,049	16,221,049
Unaffiliated Investment Company 0.0% ‡
Invesco Government & Agency Portfolio, 4.478% (c)(d)	63,150	63,150
Total Short-Term Investments (Cost $16,284,199)		16,284,199
Total Investments (Cost $1,186,853,935)	100.5%	1,739,036,898
Other Assets, Less Liabilities	(0.5)	(7,801,178)
Net Assets	100.0%	$ 1,731,235,720

†	Percentages indicated are based on Portfolio net assets.
^	Industry classifications may be different than those used for compliance monitoring purposes.
‡	Less than one-tenth of a percent.
(a)	Non-income producing security.
(b)	All or a portion of this security was held on loan. As of December 31, 2024, the aggregate market value of securities on loan was $61,626. The Portfolio received cash collateral with a value of $63,150. (See Note 2(G))
(c)	Current yield as of December 31, 2024.
(d)	Represents a security purchased with cash collateral received for securities on loan.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
4	NYLI VP Winslow Large Cap Growth Portfolio

Investments in Affiliates (in 000's)
Investments in issuers considered to be affiliate(s) of the Portfolio during the year ended December 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Investment Companies	Value, Beginning of Year	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Year	Dividend Income	Other Distributions	Shares End of Year
NYLI U.S. Government Liquidity Fund	$ 6,291	$ 371,801	$ (361,871)	$ —	$ —	$ 16,221	$ 485	$ —	16,221
The following is a summary of the fair valuations according to the inputs used as of December 31, 2024, for valuing the Portfolio’s assets:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Common Stocks	$ 1,722,752,699	$ —	$ —	$ 1,722,752,699
Short-Term Investments
Affiliated Investment Company	16,221,049	—	—	16,221,049
Unaffiliated Investment Company	63,150	—	—	63,150
Total Short-Term Investments	16,284,199	—	—	16,284,199
Total Investments in Securities	$ 1,739,036,898	$ —	$ —	$ 1,739,036,898

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
5

Statement of Assets and Liabilities as of December 31, 2024
Assets
Investment in unaffiliated securities, at value (identified cost $1,170,632,886) including securities on loan of $61,626	$1,722,815,849
Investment in affiliated investment companies, at value (identified cost $16,221,049)	16,221,049
Cash	132,387
Receivables:
Dividends	444,372
Portfolio shares sold	364,281
Securities lending	383
Other assets	8,088
Total assets	1,739,986,409
Liabilities
Cash collateral received for securities on loan	63,150
Payables:
Investment securities purchased	6,382,561
Manager (See Note 3)	1,088,299
Portfolio shares redeemed	885,201
NYLIFE Distributors (See Note 3)	291,541
Professional fees	30,733
Custodian	7,549
Shareholder communication	1,076
Trustees	58
Accrued expenses	521
Total liabilities	8,750,689
Net assets	$1,731,235,720
Composition of Net Assets
Shares of beneficial interest outstanding (par value of $.001 per share) unlimited number of shares authorized	$61,905
Additional paid-in-capital	939,658,128
939,720,033
Total distributable earnings (loss)	791,515,687
Net assets	$1,731,235,720
Initial Class
Net assets applicable to outstanding shares	$398,968,045
Shares of beneficial interest outstanding	12,917,093
Net asset value per share outstanding	$30.89
Service Class
Net assets applicable to outstanding shares	$1,332,267,675
Shares of beneficial interest outstanding	48,987,803
Net asset value per share outstanding	$27.20

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
6	NYLI VP Winslow Large Cap Growth Portfolio

Statement of Operations for the year ended December 31, 2024
Investment Income (Loss)
Income
Dividends-unaffiliated (net of foreign tax withholding of $38,260)	$7,545,457
Dividends-affiliated	484,623
Securities lending, net	387
Total income	8,030,467
Expenses
Manager (See Note 3)	11,902,028
Distribution/Service—Service Class (See Note 3)	3,159,206
Professional fees	147,982
Shareholder communication	119,642
Trustees	38,347
Custodian	31,373
Miscellaneous	56,844
Total expenses before waiver/reimbursement	15,455,422
Expense waiver/reimbursement from Manager (See Note 3)	(28,027)
Net expenses	15,427,395
Net investment income (loss)	(7,396,928)
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on unaffiliated investments	249,007,390
Net change in unrealized appreciation (depreciation) on unaffiliated investments	179,283,126
Net realized and unrealized gain (loss)	428,290,516
Net increase (decrease) in net assets resulting from operations	$420,893,588
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
7

Statements of Changes in Net Assets
for the years ended December 31, 2024 and December 31, 2023
	2024	2023
Increase (Decrease) in Net Assets
Operations:
Net investment income (loss)	$(7,396,928)	$(4,908,722)
Net realized gain (loss)	249,007,390	169,646,233
Net change in unrealized appreciation (depreciation)	179,283,126	332,668,480
Net increase (decrease) in net assets resulting from operations	420,893,588	497,405,991
Distributions to shareholders:
Initial Class	(34,760,717)	(12,502,210)
Service Class	(128,633,649)	(42,877,621)
Total distributions to shareholders	(163,394,366)	(55,379,831)
Capital share transactions:
Net proceeds from sales of shares	126,562,594	67,019,422
Net asset value of shares issued to shareholders in reinvestment of distributions	163,394,366	55,379,831
Cost of shares redeemed	(325,015,457)	(323,071,143)
Increase (decrease) in net assets derived from capital share transactions	(35,058,497)	(200,671,890)
Net increase (decrease) in net assets	222,440,725	241,354,270
Net Assets
Beginning of year	1,508,794,995	1,267,440,725
End of year	$1,731,235,720	$1,508,794,995
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
8	NYLI VP Winslow Large Cap Growth Portfolio

Financial Highlights selected per share data and ratios
	Year Ended December 31,
Initial Class	2024	2023	2022	2021	2020
Net asset value at beginning of year	$26.10	$18.95	$37.92	$32.76	$25.51
Net investment income (loss) (a)	(0.08)	(0.04)	(0.02)	(0.12)	(0.04)
Net realized and unrealized gain (loss)	7.71	8.07	(12.18)	8.01	9.36
Total from investment operations	7.63	8.03	(12.20)	7.89	9.32
Less distributions:
From net realized gain on investments	(2.84)	(0.88)	(6.77)	(2.73)	(2.07)
Net asset value at end of year	$30.89	$26.10	$18.95	$37.92	$32.76
Total investment return (b)	29.60%	43.05%	(31.16)%	24.52%	37.16%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	(0.26)%	(0.17)%	(0.09)%	(0.34)%	(0.16)%
Net expenses (c)(d)	0.74%	0.74%	0.75%	0.74%	0.75%
Portfolio turnover rate	71%	82%	75%	62%	54%
Net assets at end of year (in 000's)	$398,968	$364,452	$335,309	$632,666	$534,965

(a)	Per share data based on average shares outstanding during the year.
(b)	Total return does not reflect any deduction of sales charges, mortality and expense charges, contract charges or administrative charges.
(c)	In addition to the fees and expenses which the Portfolio bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.
(d)	Expense waiver/reimbursement less than 0.01%.

	Year Ended December 31,
Service Class	2024	2023	2022	2021	2020
Net asset value at beginning of year	$23.31	$17.04	$35.23	$30.68	$24.05
Net investment income (loss) (a)	(0.14)	(0.08)	(0.08)	(0.20)	(0.11)
Net realized and unrealized gain (loss)	6.87	7.23	(11.34)	7.48	8.81
Total from investment operations	6.73	7.15	(11.42)	7.28	8.70
Less distributions:
From net realized gain on investments	(2.84)	(0.88)	(6.77)	(2.73)	(2.07)
Net asset value at end of year	$27.20	$23.31	$17.04	$35.23	$30.68
Total investment return (b)	29.28%	42.70%	(31.34)%	24.20%	36.81%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	(0.51)%	(0.42)%	(0.33)%	(0.59)%	(0.41)%
Net expenses (c)(d)	0.99%	0.99%	1.00%	0.99%	1.00%
Portfolio turnover rate	71%	82%	75%	62%	54%
Net assets at end of year (in 000's)	$1,332,268	$1,144,343	$932,131	$1,309,920	$1,093,847

(a)	Per share data based on average shares outstanding during the year.
(b)	Total return does not reflect any deduction of sales charges, mortality and expense charges, contract charges or administrative charges.
(c)	In addition to the fees and expenses which the Portfolio bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.
(d)	Expense waiver/reimbursement less than 0.01%.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
9

Notes to Financial Statements
Note 1–Organization and Business
New York Life Investments VP Funds Trust (the “Fund”) (formerly known as MainStay VP Funds Trust) was organized as a Delaware statutory trust on February 1, 2011. The Fund is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Fund is comprised of thirty-three separate series (collectively referred to as the “Portfolios”). These financial statements and notes relate to the NYLI VP Winslow Large Cap Growth Portfolio (formerly known as MainStay VP Winslow Large Cap Growth Portfolio) (the "Portfolio"), a "diversified” portfolio, as that term is defined in the 1940 Act, as interpreted or modified by regulatory authorities having jurisdiction, from time to time.
Shares of the Portfolio are currently offered to certain separate accounts to fund variable annuity policies and variable universal life insurance policies issued by New York Life Insurance and Annuity Corporation (“NYLIAC”), a wholly-owned subsidiary of New York Life Insurance Company (“New York Life”) and may also be offered to fund variable annuity policies and variable universal life insurance policies issued by other insurance companies. NYLIAC allocates shares of the Portfolio to, among others, certain NYLIAC separate accounts. Shares of the Portfolio are also offered to the NYLI VP Conservative Allocation Portfolio, NYLI VP Moderate Allocation Portfolio, NYLI VP Growth Allocation Portfolio and NYLI VP Equity Allocation Portfolio, which operate as “funds-of-funds," and other variable insurance funds.
The following table lists the Portfolio's share classes that have been registered and commenced operations:
Class	Commenced Operations
Initial Class	May 1, 1998
Service Class	June 6, 2003
Shares of the Portfolio are offered and are redeemed at a price equal to their respective net asset value (“NAV”) per share. No sales or redemption charge is applicable to the purchase or redemption of the Portfolio's shares. Under the terms of the Fund’s multiple class plan, adopted pursuant to Rule 18f-3 under the 1940 Act, the classes differ in that, among other things, Service Class shares of the Portfolio pay a combined distribution and service fee of 0.25% of average daily net assets attributable to Service Class shares of the Portfolio to the Distributor (as defined in Note 3(B)) pursuant to a plan adopted in accordance with Rule 12b-1 under the 1940 Act. Contract owners of variable annuity contracts purchased after June 2, 2003, are permitted to invest only in the Service Class shares.
The Portfolio's investment objective is to seek long-term growth of capital.
In this reporting period, the Portfolio adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures ("ASU 2023-07"). Adoption of the new standard impacted financial statement disclosures only and did not affect the Portfolio's financial position or its results of operations. The intent of
ASU 2023-07 is, through improved segment disclosures, to enable investors to better understand an entity's overall performance and to assess its potential future cash flows. NYLI Disclosure Committee ("Committee") acts as the Portfolio's chief operating decision maker assessing performance and making decisions about resource allocation. The Committee has determined that the Portfolio has a single operating segment based on the fact that the Committee monitors the operating results of the Portfolio as a whole and the Portfolio's long-term strategic asset allocation is pre-determined in accordance with the terms of its respective prospectus, based on a defined investment strategy which is executed by the Portfolio's portfolio managers as a team. The financial information provided to and reviewed by the Committee is consistent with that presented in the Portfolio's Portfolio of Investments, Statement of Changes in Net Assets and Financial Highlights.
Note 2–Significant Accounting Policies
The Portfolio is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services—Investment Companies. The Portfolio prepares its financial statements in accordance with generally accepted accounting principles (“GAAP”) in the United States of America and follows the significant accounting policies described below.
(A) Securities Valuation.  Investments are usually valued as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time) on each day the Portfolio is open for business ("valuation date").
Pursuant to Rule 2a-5 under the 1940 Act, the Board of Trustees of the Fund (the "Board") has designated New York Life Investment Management LLC (“New York Life Investments” or the "Manager") as its Valuation Designee (the "Valuation Designee"). The Valuation Designee is responsible for performing fair valuations relating to all investments in the Portfolio’s portfolio for which market quotations are not readily available; periodically assessing and managing material valuation risks; establishing and applying fair value methodologies; testing fair valuation methodologies; evaluating and overseeing pricing services; ensuring appropriate segregation of valuation and portfolio management functions; providing quarterly, annual and prompt reporting to the Board, as appropriate; identifying potential conflicts of interest; and maintaining appropriate records. The Valuation Designee has established a valuation committee ("Valuation Committee") to assist in carrying out the Valuation Designee’s responsibilities and establish prices of securities for which market quotations are not readily available. The Portfolio's and the Valuation Designee's policies and procedures ("Valuation Procedures") govern the Valuation Designee’s selection and application of methodologies for determining and calculating the fair value of Portfolio investments. The Valuation Designee may value the Portfolio's portfolio securities for which market quotations are not readily available and other Portfolio assets utilizing inputs from pricing services and other third-party sources. The Valuation Committee meets (in person, via electronic mail or

10	NYLI VP Winslow Large Cap Growth Portfolio

via teleconference) on an ad-hoc basis to determine fair valuations and on a quarterly basis to review fair value events with respect to certain securities for which market quotations are not readily available, including valuation risks and back-testing results, and to preview reports to the Board.
The Valuation Committee establishes prices of securities for which market quotations are not readily available based on such methodologies and measurements on a regular basis after considering information that is reasonably available and deemed relevant by the Valuation Committee. The Board shall oversee the Valuation Designee and review fair valuation materials on a prompt, quarterly and annual basis and approve proposed revisions to the Valuation Procedures.
Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to the Valuation Procedures. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the Portfolio can access at the measurement date, provided that a quotation will not be readily available if it is not reliable. "Fair value" is defined as the price the Portfolio would reasonably expect to receive upon selling an asset or liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the asset or liability. Fair value measurements are determined within a framework that establishes a three-tier hierarchy that maximizes the use of observable market data and minimizes the use of unobservable inputs to establish a classification of fair value measurements for disclosure purposes. "Inputs" refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, such as the risk inherent in a particular valuation technique used to measure fair value using a pricing model and/or the risk inherent in the inputs for the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions market participants would use in pricing the asset or liability based on the information available. The inputs or methodology used for valuing assets or liabilities may not be an indication of the risks associated with investing in those assets or liabilities. The three-tier hierarchy of inputs is summarized below.
•	Level 1—quoted prices (unadjusted) in active markets for an identical asset or liability
•	Level 2—other significant observable inputs (including quoted prices for a similar asset or liability in active markets, interest rates and yield curves, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio's own assumptions about the assumptions that market participants would use in measuring fair value of an asset or liability)
The level of an asset or liability within the fair value hierarchy is based on the lowest level of an input, both individually and in the aggregate, that is significant to the fair value measurement. The aggregate value by input level of the Portfolio’s assets and liabilities as of December 31, 2024, is included at the end of the Portfolio of Investments.
The Portfolio may use third-party vendor evaluations, whose prices may be derived from one or more of the following standard inputs, among others:
• Broker/dealer quotes	• Benchmark securities
• Two-sided markets	• Reference data (corporate actions or material event notices)
• Bids/offers	• Monthly payment information
• Industry and economic events	• Reported trades
An asset or liability for which a market quotation is not readily available is valued by methods deemed reasonable in good faith by the Valuation Committee, following the Valuation Procedures to represent fair value. Under these procedures, the Valuation Designee generally uses a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information. The Valuation Designee may also use an income-based valuation approach in which the anticipated future cash flows of the asset or liability are discounted to calculate fair value. Fair value represents a good faith approximation of the value of a security. Fair value determinations involve the consideration of a number of subjective factors, an analysis of applicable facts and circumstances and the exercise of judgment. As a result, it is possible that the fair value for a security determined in good faith in accordance with the Valuation Procedures may differ from valuations for the same security determined for other funds using their own valuation procedures. Although the Valuation Procedures are designed to value a security at the price the Portfolio may reasonably expect to receive upon the security's sale in an orderly transaction, there can be no assurance that any fair value determination thereunder would, in fact, approximate the amount that the Portfolio would actually realize upon the sale of the security or the price at which the security would trade if a reliable market price were readily available. During the year ended December 31, 2024, there were no material changes to the fair value methodologies.
Securities which may be valued in this manner include, but are not limited to: (i) a security for which trading has been halted or suspended or otherwise does not have a readily available market quotation on a given day; (ii) a debt security that has recently gone into default and for which there is not a current market quotation; (iii) a security of an issuer that has entered into a restructuring; (iv) a security that has been delisted from a national exchange; (v) a security subject to trading collars for which no or limited trading takes place; and (vi) a security whose principal market has been temporarily closed at a time when, under normal conditions, it would be open. Securities valued in this manner are generally categorized as Level 2 or 3 in the hierarchy.
Equity securities, rights and warrants, if applicable, are valued at the last quoted sales prices as of the close of regular trading on the relevant exchange on each valuation date. Securities that are not traded on the
11

Notes to Financial Statements (continued)
valuation date are valued at the mean of the last quoted bid and ask prices. Prices are normally taken from the principal market in which each security trades. These securities are generally categorized as Level 1 in the hierarchy.
Investments in mutual funds, including money market funds, are valued at their respective NAVs at the close of business each day on the valuation date. These securities are generally categorized as Level 1 in the hierarchy.
Temporary cash investments acquired in excess of 60 days to maturity at the time of purchase are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities and ratings), both as furnished by independent pricing services. Temporary cash investments that mature in 60 days or less at the time of purchase ("Short-Term Investments") are valued using the amortized cost method of valuation, unless the use of such method would be inappropriate. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between such cost and the principal on maturity date. Amortized cost approximates the current fair value of a security. Securities valued using the amortized cost method are not valued using quoted prices in an active market and are generally categorized as Level 2 in the hierarchy.
The information above is not intended to reflect an exhaustive list of the methodologies that may be used to value portfolio investments. The Valuation Procedures permit the use of a variety of valuation methodologies in connection with valuing portfolio investments. The methodology used for a specific type of investment may vary based on the market data available or other considerations. The methodologies summarized above may not represent the specific means by which portfolio investments are valued on any particular business day.
(B) Income Taxes.   The Portfolio's policy is to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute all of its taxable income to the shareholders of the Portfolio within the allowable time limits.
The Manager evaluates the Portfolio’s tax positions to determine if the tax positions taken meet the minimum recognition threshold in connection with accounting for uncertainties in income tax positions taken or expected to be taken for the purposes of measuring and recognizing tax liabilities in the financial statements. Recognition of tax benefits of an uncertain tax position is permitted only to the extent the position is “more likely than not” to be sustained assuming examination by taxing authorities. The Manager analyzed the Portfolio's tax positions taken on federal, state and local income tax returns for all open tax years (for up to three tax years) and has concluded that no provisions for federal, state and local income tax are required in the Portfolio's financial statements. The Portfolio's federal, state and local income tax and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state and local departments of revenue.
(C) Dividends and Distributions to Shareholders. Dividends and distributions are recorded on the ex-dividend date. The Portfolio intends to declare and pay dividends from net investment income and distributions from net realized capital and currency gains, if any, at least annually. All dividends and distributions are reinvested at NAV in the same class of shares of the Portfolio. Dividends and distributions to shareholders are determined in accordance with federal income tax regulations and may differ from determinations using GAAP.
(D) Security Transactions and Investment Income. The Portfolio records security transactions on the trade date. Realized gains and losses on security transactions are determined using the identified cost method. Dividend income is recognized on the ex-dividend date, net of any foreign tax withheld at the source, and interest income is accrued as earned using the effective interest rate method. Distributions received from real estate investment trusts, if applicable, may be classified as dividends, capital gains and/or return of capital.
Investment income and realized and unrealized gains and losses on investments of the Portfolio are allocated pro rata to the separate classes of shares based upon their relative net assets on the date the income is earned or realized and unrealized gains and losses are incurred.
(E) Expenses.  Expenses of the Fund are allocated to the individual Portfolios in proportion to the net assets of the respective Portfolios when the expenses are incurred, except where direct allocations of expenses can be made. Expenses (other than fees incurred under the distribution and service plans, further discussed in Note 3(B), which are charged directly to the Service Class shares) are allocated to separate classes of shares pro rata based upon their relative net assets on the date the expenses are incurred. The expenses borne by the Portfolio, including those of related parties to the Portfolio, are shown in the Statement of Operations.
Additionally, the Portfolio may invest in mutual funds, which are subject to management fees and other fees that may cause the costs of investing in mutual funds to be greater than the costs of owning the underlying securities directly. These indirect expenses of mutual funds are not included in the amounts shown as expenses in the Statement of Operations or in the expense ratios included in the Financial Highlights.
(F) Use of Estimates.  In preparing financial statements in conformity with GAAP, the Manager makes estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates and assumptions.
(G) Securities Lending. In order to realize additional income, the Portfolio may engage in securities lending, subject to the limitations set forth in the 1940 Act and relevant guidance by the staff of the Securities and Exchange Commission (“SEC”). If the Portfolio engages in securities lending, the Portfolio will lend through its custodian, JPMorgan Chase Bank, N.A., ("JPMorgan"), acting as securities lending agent on behalf of

12	NYLI VP Winslow Large Cap Growth Portfolio

the Portfolio. Under the current arrangement, JPMorgan will manage the Portfolio's collateral in accordance with the securities lending agency agreement between the Portfolio and JPMorgan, and indemnify the Portfolio against counterparty risk. The loans will be collateralized by cash (which may be invested in a money market fund) and/or non-cash collateral (which may include U.S. Treasury securities and/or U.S. government agency securities issued or guaranteed by the United States government or its agencies or instrumentalities) at least equal at all times to the market value of the securities loaned. Non-cash collateral held at year end is segregated and cannot be transferred by the Portfolio. The Portfolio bears the risk of delay in recovery of, or loss of rights in, the securities loaned. The Portfolio may also record a realized gain or loss on securities deemed sold due to a borrower’s inability to return securities on loan. The Portfolio bears the risk of any loss on investment of cash collateral. The Portfolio will receive compensation for lending its securities in the form of fees or it will retain a portion of interest earned on the investment of any cash collateral. The Portfolio will also continue to receive interest and dividends on the securities loaned and any gain or loss in the market price of the securities loaned that may occur during the term of the loan will be for the account of the Portfolio. Income earned from securities lending activities, if any, is reflected in the Statement of Operations.
(H) Indemnifications.  Under the Fund’s organizational documents, its officers and trustees are indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Portfolio enters into contracts with third-party service providers that contain a variety of representations and warranties and that may provide general indemnifications. The Portfolio's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio that have not yet occurred. The Manager believes that the risk of loss in connection with these potential indemnification obligations is remote. However, there can be no assurance that material liabilities related to such obligations will not arise in the future, which could adversely impact the Portfolio.
Note 3–Fees and Related Party Transactions
(A) Manager and Subadvisor. New York Life Investments, a registered investment adviser and an indirect, wholly-owned subsidiary of New York Life, serves as the Portfolio’s Manager, pursuant to an Amended and Restated Management Agreement (“Management Agreement”). The Manager provides offices, conducts clerical, recordkeeping and bookkeeping services and keeps most of the financial and accounting records required to be maintained by the Portfolio. Except for the portion of salaries and expenses that are the responsibility of the Portfolio, the Manager pays the salaries and expenses of all personnel affiliated with the Portfolio and certain operational expenses of the Portfolio. The Portfolio reimburses New York Life Investments in an amount equal to the portion of the compensation of the Chief Compliance Officer attributable to the Portfolio. Winslow Capital Management, LLC (“Winslow” or the “Subadvisor”), a registered investment adviser, serves as the Subadvisor to the Portfolio and is responsible for the day-to-day portfolio management of the Portfolio. Pursuant to the terms of a Subadvisory Agreement between New York Life Investments and Winslow, New York Life Investments pays for the services of the Subadvisor.
Pursuant to the Management Agreement, the Fund pays the Manager, on behalf of the Portfolio, a monthly fee for the services performed and the facilities furnished at an annual rate of the Portfolio's average daily net assets as follows: 0.75% up to $500 million; 0.725% from $500 million to $750 million; 0.71% from $750 million to $1 billion; 0.70% from $1 billion to $2 billion; 0.66% from $2 billion to $3 billion; 0.61% from $3 billion to $7 billion; 0.585% from $7 billion to $9 billion; and 0.575% in excess of $9 billion.
New York Life Investments has voluntarily agreed to waive a portion of its management fee when the subadvisory fee is reduced as a result of achieving breakpoints in the subadvisory fee schedule. The savings that result from the reduced subadvisory fee will be shared equally with the Portfolio provided that the amount of the management fee retained by New York Life Investments, after payment of the subadvisory fee, exceeds 0.35% of the average daily net assets of the Portfolio. This waiver is voluntary and may be discontinued by New York Life Investments at any time.
New York Life Investments has contractually agreed to waive a portion of its management fee so that the management fee does not exceed 0.55% of the Portfolio’s average daily net assets from $11 billion to $13 billion; and 0.525% of the Portfolio’s average daily net assets over $13 billion. This agreement expires May 1, 2025, and may only be amended or terminated prior to that date by action of the Board. During the year ended December 31, 2024, the effective management fee rate was 0.72% (exclusive of any applicable waivers/reimbursements) of the Portfolio's average daily net assets.
During the year ended December 31, 2024, New York Life Investments earned fees from the Portfolio in the amount of $11,902,028 and waived fees and/or reimbursed expenses in the amount of $28,027 and paid the Subadvisor fees in the amount of $4,273,885.
JPMorgan provides sub-administration and sub-accounting services to the Portfolio pursuant to an agreement with New York Life Investments. These services include calculating the daily NAVs of the Portfolio, maintaining the general ledger and sub-ledger accounts for the calculation of the Portfolio's NAVs, and assisting New York Life Investments in conducting various aspects of the Portfolio's administrative operations. For providing these services to the Portfolio, JPMorgan is compensated by New York Life Investments.
Pursuant to an agreement between the Fund and New York Life Investments, New York Life Investments is responsible for providing or procuring certain regulatory reporting services for the Portfolio. The Portfolio will reimburse New York Life Investments for the actual costs incurred by New York Life Investments in connection with providing or procuring these services for the Portfolio.
13

Notes to Financial Statements (continued)
(B) Distribution and Service Fees.  The Fund, on behalf of the Portfolio, has entered into a distribution agreement with NYLIFE Distributors LLC (the “Distributor”), an affiliate of New York Life Investments. The Portfolio has adopted a distribution plan (the “Plan”) in accordance with the provisions of Rule 12b-1 under the 1940 Act. Under the Plan, the Distributor has agreed to provide, through its affiliates or independent third parties, various distribution-related, shareholder and administrative support services to the Service Class shareholders. For its services, the Distributor is entitled to a combined distribution and service fee accrued daily and paid monthly at an annual rate of 0.25% of the average daily net assets attributable to the Service Class shares of the Portfolio.
Note 4-Federal Income Tax
As of December 31, 2024, the cost and unrealized appreciation (depreciation) of the Portfolio’s investment portfolio, including applicable derivative contracts and other financial instruments, as determined on a federal income tax basis, were as follows:
	Federal Tax Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Investments in Securities	$1,187,689,734	$565,414,963	$(14,067,799)	$551,347,164
As of December 31, 2024, the components of accumulated gain (loss) on a tax basis were as follows:
Ordinary Income	Accumulated Capital and Other Gain (Loss)	Other Temporary Differences	Unrealized Appreciation (Depreciation)	Total Accumulated Gain (Loss)
$26,184,145	$213,984,378	$—	$551,347,164	$791,515,687
The difference between book-basis and tax-basis unrealized appreciation (depreciation) is primarily due to wash sale adjustments.
During the years ended December 31, 2024 and December 31, 2023, the tax character of distributions paid as reflected in the Statements of Changes in Net Assets was as follows:
	2024	2023
Distributions paid from:
Ordinary Income	$39,141,610	$—
Long-Term Capital Gains	124,252,756	55,379,831
Total	$163,394,366	$55,379,831
Note 5–Custodian
JPMorgan is the custodian of cash and securities held by the Portfolio. Custodial fees are charged to the Portfolio based on the Portfolio's net assets and/or the market value of securities held by the Portfolio and the number of certain transactions incurred by the Portfolio.
Note 6–Line of Credit
The Portfolio and certain other funds managed by New York Life Investments maintain a line of credit with a syndicate of banks in order to secure a source of funds for temporary purposes to meet unanticipated or excessive redemption requests.
Effective July 23, 2024, under the credit agreement (the “Credit Agreement”), the aggregate commitment amount is $600,000,000 with an additional uncommitted amount of $100,000,000. The commitment fee is an annual rate of 0.15% of the average commitment amount payable quarterly, regardless of usage, to JPMorgan, who serves as the agent to the syndicate. The commitment fee is allocated among the Portfolio and certain other funds managed by New York Life Investments based upon their respective net assets and other factors. Interest on any revolving credit loan is charged based upon the Federal Funds Rate, Daily Simple Secured Overnight Financing Rate ("SOFR") + 0.10%, or the Overnight Bank Funding Rate, whichever is higher. The Credit Agreement expires on July 22, 2025, although the Portfolio, certain other funds managed by New York Life Investments and the syndicate of banks may renew the Credit Agreement for an additional year on the same or different terms or enter into a credit agreement with a different syndicate of banks. Prior to July 23, 2024, the aggregate commitment amount and the commitment fee were the same as those under the current Credit Agreement. During the year ended December 31, 2024, there were no borrowings made or outstanding with respect to the Portfolio under the Credit Agreement.
Note 7–Interfund Lending Program
Pursuant to an exemptive order issued by the SEC, the Portfolio, along with certain other funds managed by New York Life Investments, may participate in an interfund lending program. The interfund lending program provides an alternative credit facility that permits the Portfolio and certain other funds managed by New York Life Investments to lend or borrow money for temporary purposes directly to or from one another, subject to the conditions of the exemptive order. During the year ended December 31, 2024, there were no interfund loans made or outstanding with respect to the Portfolio.
Note 8–Purchases and Sales of Securities (in 000’s)
During the year ended December 31, 2024, purchases and sales of securities, other than short-term securities, were $1,148,619 and $1,355,742, respectively.

14	NYLI VP Winslow Large Cap Growth Portfolio

Note 9–Capital Share Transactions
Transactions in capital shares for the years ended December 31, 2024 and December 31, 2023, were as follows:
Initial Class	Shares	Amount
Year ended December 31, 2024:
Shares sold	570,433	$17,265,317
Shares issued to shareholders in reinvestment of distributions	1,166,538	34,760,717
Shares redeemed	(2,781,294)	(83,545,569)
Net increase (decrease)	(1,044,323)	$(31,519,535)
Year ended December 31, 2023:
Shares sold	471,629	$10,182,187
Shares issued to shareholders in reinvestment of distributions	550,050	12,502,210
Shares redeemed	(4,751,218)	(109,156,142)
Net increase (decrease)	(3,729,539)	$(86,471,745)

Service Class	Shares	Amount
Year ended December 31, 2024:
Shares sold	4,082,775	$109,297,277
Shares issued to shareholders in reinvestment of distributions	4,899,956	128,633,649
Shares redeemed	(9,080,490)	(241,469,888)
Net increase (decrease)	(97,759)	$(3,538,962)
Year ended December 31, 2023:
Shares sold	2,796,721	$56,837,235
Shares issued to shareholders in reinvestment of distributions	2,111,148	42,877,621
Shares redeemed	(10,509,566)	(213,915,001)
Net increase (decrease)	(5,601,697)	$(114,200,145)
Note 10–Recent Accounting Pronouncement
In December 2023, the FASB issued Accounting Standard Update No. 2023-09, Income Taxes (ASC 740) Improvements to Income Tax Disclosures (“ASU 2023-09”). The primary purpose of the amendments within ASU 2023-09 is to enhance the transparency and decision usefulness of income tax disclosures primarily related to the rate reconciliation table and income taxes paid information. The amendments in ASU 2023-09 require that public business entities on an annual basis (1) disclose specific categories in the rate reconciliation and (2) provide additional information for reconciling items that meet a quantitative threshold. In addition, the amendments in this ASU 2023-09 require that all entities disclose on an annual basis taxes paid disaggregated by; federal, state, foreign, and jurisdiction (when income taxes paid is equal to or greater than five percent of total income taxes paid). The amendments in ASU 2023-09 are effective for public business entities beginning after December 15, 2024. Early adoption is permitted for annual financial statements that have not yet been issued or made available for issuance. The amendments in ASU 2023-09 should be applied on a prospective basis. Retrospective application is permitted. Management is currently assessing the impact this standard will have on our financial statements as well as the method by which we will adopt the new standard. The Adviser does not expect the guidance to have a material impact to the Portfolio.
Note 11–Subsequent Events
In connection with the preparation of the financial statements of the Portfolio for the year ended December 31, 2024, events and transactions subsequent to December 31, 2024, through the date the financial statements were issued, have been evaluated by the Manager for possible adjustment and/or disclosure. No subsequent events requiring financial statement adjustment or disclosure have been identified.
15

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of New York Life Investments VP Funds Trust (formerly known as Mainstay VP Funds Trust) and Shareholders of NYLI VP Winslow Large Cap Growth Portfolio (formerly known as MainStay VP Winslow Large Cap Growth Portfolio)
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of NYLI VP Winslow Large Cap Growth Portfolio (one of the portfolios constituting New York Life Investments VP Funds Trust, referred to hereafter as the “Portfolio”) as of December 31, 2024, the related statement of operations for the year ended December 31, 2024, the statements of changes in net assets for each of the two years in the period ended December 31, 2024, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2024 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Portfolio as of December 31, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2024 and the financial highlights for each of the five years in the period ended December 31, 2024 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Portfolio’s management. Our responsibility is to express an opinion on the Portfolio’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Portfolio in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2024 by correspondence with the custodian, transfer agents, and broker; when replies were not received from broker, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
New York, New York
February 21, 2025
We have served as the auditor of one or more investment companies in the New York Life Investments group of funds since 1984.
16	NYLI VP Winslow Large Cap Growth Portfolio

Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
Included in the Statement of Operations within the Portfolio’s Financial Statements.
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Statement Regarding Basis for Approval of Investment Advisory Agreement and Subadvisory Agreement
The continuation of the Management Agreement with respect to each series (“Portfolio”) of the New York Life Investments VP Funds Trust (“Trust”) and New York Life Investment Management LLC (“New York Life Investments”) and each of the Subadvisory Agreements between New York Life Investments and each of American Century Investment Management, Inc., Brown Advisory LLC, Candriam, CBRE Investment Management Listed Real Assets LLC, Epoch Investment Partners, Inc., FIAM LLC, Janus Henderson Investors US LLC, MacKay Shields LLC, Newton Investment Management North America, LLC, NYL Investors LLC, Pacific Investment Management Company LLC, PineStone Asset Management Inc., Segall Bryant & Hamill, LLC, Wellington Management Company LLP and Winslow Capital Management, LLC (together, “Subadvisors”)1 with respect to the applicable Portfolio(s) (together, “Advisory Agreements”) is subject to annual review and approval by the Board of Trustees of the Trust (“Board”) in accordance with Section 15 of the Investment Company Act of 1940, as amended (“1940 Act”).  At its December 3–4, 2024 meeting, the Board, including the Trustees who are not an “interested person” (as such term is defined in the 1940 Act) of the Trust (“Independent Trustees”) voting separately, unanimously approved the continuation of each of the Advisory Agreements for each applicable Portfolio for a one-year period.
In reaching the decision to approve the continuation of each of the Advisory Agreements, the Board considered information and materials furnished by New York Life Investments and each Subadvisor in connection with an annual contract review process undertaken by the Board that took place at meetings of the Board and its Contracts Committee from September 2024 through December 2024, including information and materials furnished by New York Life Investments and each Subadvisor in response to requests prepared on behalf of the Board, and in consultation with the Independent Trustees, by independent legal counsel to the Independent Trustees, which encompassed a variety of topics, including those summarized below.  Information and materials requested by and furnished to the Board for consideration in connection with the contract review process included, among other items, reports on each Portfolio and “peer funds” prepared by Institutional Shareholder Services Inc. (“ISS”), an independent third-party service provider engaged by the Board to report objectively on each Portfolio’s investment performance, management fee and total expenses.  The Board also considered information on the fees charged to other investment advisory clients of New York Life Investments and/or each applicable Subadvisor that follow investment strategies similar to those of each Portfolio, if any, and, when applicable, the rationale for differences in each Portfolio’s management and subadvisory fees, as applicable, and the fees charged to those other investment advisory clients.  In addition, the Board considered information regarding the legal standards and fiduciary obligations applicable to its consideration of the continuation of each of the Advisory Agreements.  The contract review process, including the structure and format for information and materials provided to the Board, has been developed in consultation with the Board.  The Independent
Trustees also met in executive sessions with their independent legal counsel and, for portions thereof, with senior management of New York Life Investments.
The Board’s deliberations with respect to the continuation of each of the Advisory Agreements reflect a year-long process, and the Board also took into account information furnished to the Board and its Committees throughout the year, as deemed relevant and appropriate by the Trustees, including, among other items, reports on investment performance of each Portfolio and investment-related matters for each Portfolio as well as presentations from New York Life Investments and, generally annually, personnel of each Subadvisor.  In addition, the Board took into account other information provided by New York Life Investments throughout the year, including, among other items, periodic reports on legal and compliance matters, risk management, portfolio turnover, brokerage commissions and non-advisory services provided to each Portfolio by New York Life Investments, as deemed relevant and appropriate by the Trustees.
In addition to information provided to the Board throughout the year, the Board received information in connection with its June 2024 meeting provided specifically in response to requests prepared on behalf of the Board, and in consultation with the Independent Trustees, by independent legal counsel to the Independent Trustees regarding each Portfolio’s distribution arrangements.  In addition, the Board received information regarding each Portfolio’s asset levels, share purchase and redemption activity and the payment of Rule 12b-1 and/or certain other fees by the applicable share class(es) of each applicable Portfolio, among other information.
In considering the continuation of each of the Advisory Agreements, the Trustees reviewed and evaluated the information and factors they believed to reasonably be necessary and appropriate in light of legal advice furnished to them by independent legal counsel to the Independent Trustees and through the exercise of their own business judgment.  Although individual Trustees may have weighed certain factors or information differently and the Board did not consider any single factor or information controlling in reaching its decision, the factors that figured prominently in the Board’s consideration of the continuation of each of the Advisory Agreements with respect to each applicable Portfolio are summarized in more detail below and include, among other factors: (i) the nature, extent and quality of the services provided to the Portfolio by New York Life Investments and the Subadvisor(s), if applicable; (ii) the qualifications of the portfolio manager(s) of the Portfolio and the historical investment performance of the Portfolio, New York Life Investments and, if applicable, the Subadvisor(s); (iii) the costs of the services provided, and profits realized, by New York Life Investments and the Subadvisor(s), if applicable, with respect to their relationships with the Portfolio; (iv) the extent to which economies of scale have been realized or may be realized if the Portfolio grows and the extent to which any economies of scale have been shared, have benefited or may benefit the Portfolio’s

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shareholders; and (v) the reasonableness of the Portfolio’s management and, if applicable, subadvisory fees and total ordinary operating expenses.  Although the Board recognized that comparisons between each Portfolio’s fees and expenses and those of other funds are imprecise given different terms of agreements, variations in fund strategies and other factors, the Board considered the reasonableness of each Portfolio’s management fee and total ordinary operating expenses as compared to peer funds identified by ISS.  Throughout their considerations, the Trustees acknowledged the commitment of New York Life Investments and its affiliates to serve the New York Life Investments Group of Funds, as well as their capacity, experience, resources, financial stability and reputations.  The Trustees also acknowledged the entrepreneurial and other risks assumed by New York Life Investments in sponsoring and managing each Portfolio.  With respect to the Subadvisory Agreements, the Board took into account New York Life Investments’ recommendation to approve the continuation of each of the Subadvisory Agreements.
The Trustees noted that, throughout the year, the Trustees are afforded an opportunity to ask questions of, and request additional information or materials from, New York Life Investments and each Subadvisor.  The Board’s decision with respect to each of the Advisory Agreements may have also been based, in part, on the Board’s knowledge of New York Life Investments and each Subadvisor resulting from, among other things, the Board’s consideration of each of the Advisory Agreements in prior years, the advisory agreements for other funds in the New York Life Investments Group of Funds, the Board’s review throughout the year of the performance and operations of other funds in the New York Life Investments Group of Funds and each Trustee’s business judgment and industry experience.  In addition to considering the above-referenced factors, the Board observed that in the marketplace, notably under variable life insurance policies and variable annuity contracts for which each Portfolio serves as an investment option, there are a range of investment options available to investors and that each Portfolio’s shareholders, having had the opportunity to consider other investment options, have invested in the Portfolio.
The factors that figured prominently in the Board’s decision to approve the continuation of each of the Advisory Agreements during the Board’s December 3-4, 2024 meeting are summarized in more detail below.  The Board considered on a Portfolio-by-Portfolio basis the factors and information deemed relevant and appropriate by the Trustees to evaluate the continuation of each of the Advisory Agreements, and the Board’s decision was made separately with respect to each Portfolio.
Nature, Extent and Quality of Services Provided by New York Life Investments and the Subadvisors
The Board examined the nature, extent and quality of the services that New York Life Investments provides to each Portfolio.  The Board evaluated New York Life Investments’ experience and capabilities in serving as manager of each Portfolio and considered that each Portfolio with one or more Subadvisors operates in a “manager-of-managers” structure.  The Board also considered New York Life Investments’
responsibilities and services provided pursuant to this structure, including overseeing the services provided by each Subadvisor, evaluating the performance of each Subadvisor, making recommendations to the Board as to whether each Subadvisory Agreement should be renewed, modified or terminated and periodically reporting to the Board regarding the results of New York Life Investments’ evaluation and monitoring functions.  The Board noted that New York Life Investments manages other mutual funds, serves a variety of other investment advisory clients, including other pooled investment vehicles, and has experience overseeing mutual fund service providers, including subadvisors.  The Board considered the experience of senior personnel at New York Life Investments providing management and administrative and other non-advisory services to each Portfolio.  The Board observed that New York Life Investments devotes significant resources and time to providing management and administrative and other non-advisory services to each Portfolio, including, for Portfolios with one or more Subadvisors, New York Life Investments’ oversight and due diligence reviews of each Subadvisor and ongoing analysis of, and interactions with, each Subadvisor with respect to, among other things, the applicable Portfolio’s or Portfolios’ investment performance and risks as well as each Subadvisor’s investment capabilities and subadvisory services with respect to the applicable Portfolio(s).
The Board also considered the range of services that New York Life Investments provides to each Portfolio under the terms of the Management Agreement, including: (i) fund accounting and ongoing supervisory services provided by New York Life Investments’ Fund Administration and Accounting Group; (ii) investment supervisory and analytical services provided by New York Life Investments’ Investment Consulting Group; (iii) compliance services provided by the Trust’s Chief Compliance Officer as well as New York Life Investments’ compliance department; (iv) legal services provided by New York Life Investments’ Office of the General Counsel; and (v) risk management monitoring and analysis by compliance and investment personnel.  In addition, the Board considered New York Life Investments’ willingness to invest in personnel and other resources, such as cyber security, information security and business continuity planning, that may benefit each Portfolio and noted that New York Life Investments is responsible for compensating the Trust’s officers, except for a portion of the salary of the Trust’s Chief Compliance Officer.  The Board recognized that New York Life Investments provides certain other non-advisory services to each Portfolio and has over time provided an increasingly broad array of non-advisory services to the New York Life Investments Group of Funds as a result of regulatory and other developments.
The Board also examined the range, and the nature, extent and quality, of the investment advisory services that New York Life Investments and each Subadvisor provides to the applicable Portfolio(s) and considered the terms of each of the Advisory Agreements.  The Board evaluated New York Life Investments’ and each Subadvisor’s experience and performance in serving as investment adviser or subadvisor, respectively, to the applicable Portfolio(s) and advising other portfolios and New York Life Investments’ and each Subadvisor’s track record and experience in
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providing investment advisory services as well as the experience of investment advisory and other senior personnel at New York Life Investments and each Subadvisor.  The Board considered New York Life Investments’ and each Subadvisor’s overall resources, legal and compliance environment, capabilities, reputation, financial condition and history.  In addition to information provided in connection with quarterly meetings with the Trust’s Chief Compliance Officer, the Board considered information regarding the compliance policies and procedures of New York Life Investments and each Subadvisor.  The Board also considered New York Life Investments’ and each Subadvisor’s ability to recruit and retain qualified investment professionals and willingness to invest in personnel and other resources that may benefit the applicable Portfolio(s).  In this regard, the Board considered the qualifications and experience of each Portfolio’s portfolio manager(s), the number of accounts managed by the portfolio manager(s) and the method for compensating the portfolio manager(s).
Because the NYLI VP Conservative Allocation Portfolio, NYLI VP Moderate Allocation Portfolio, NYLI VP Growth Allocation Portfolio and NYLI VP Equity Allocation Portfolio (together, the “Allocation Portfolios”) invest substantially all their assets in other funds advised by New York Life Investments or its affiliates, the Board considered information from New York Life Investments regarding the investment rationale and process for the allocation among and selection of the underlying funds in which the Allocation Portfolios invest.
In addition, the Board considered information provided by New York Life Investments and each Subadvisor regarding their respective business continuity and disaster recovery plans.
Based on these considerations, among others, the Board concluded that each Portfolio would likely continue to benefit from the nature, extent and quality of these services.
Investment Performance
In evaluating each Portfolio’s investment performance, the Board considered investment performance results over various periods in light of each Portfolio’s investment objective and strategies.  The Board considered investment reports on, and analysis of, each Portfolio’s performance provided to the Board throughout the year, including each Portfolio’s investment performance compared to each Portfolio’s relevant benchmark(s).  With respect to each of the NYLI VP Hedge Multi-Strategy Portfolio and the NYLI VP S&P 500 Index Portfolio, the Board also considered information regarding the Portfolio’s tracking error relative to its benchmark(s). The Board also considered information provided by ISS showing the investment performance of each Portfolio as compared to peer funds.
The Board also took into account its discussions with senior management at New York Life Investments concerning each Portfolio’s investment performance over various periods as well as discussions between a representative(s) of each Subadvisor and the members of the Board’s Investment Committee, which generally occur on an annual basis. The
Board also took into account the following considerations with respect to certain Portfolios:
1. In considering the investment performance of the NYLI VP American Century Sustainable Equity Portfolio, the Board noted that the Portfolio underperformed its peer funds for the one-, five- and ten-year periods ended July 31, 2024, and performed favorably relative to its peer funds for the three-year period ended July 31, 2024.  The Board considered its discussions with representatives from New York Life Investments and American Century Investment Management, Inc. regarding the Portfolio’s investment performance.
2. In considering the investment performance of the NYLI VP Balanced Portfolio, the Board noted that the Portfolio underperformed its peer funds for the one-year period ended July 31, 2024, performed in line with its peer funds for the five- and ten-year periods ended July 31, 2024, and performed favorably relative to its peer funds for the three-year period ended July 31, 2024.  The Board considered its discussions with representatives from New York Life Investments, NYL Investors LLC and Wellington Management Company LLP regarding the Portfolio’s investment performance.
3. In considering the investment performance of the NYLI VP Bond Portfolio, the Board noted that the Portfolio underperformed its peer funds for the three- and five-year periods ended July 31, 2024, and performed in line with its peer funds for the one- and ten-year periods ended July 31, 2024.  The Board considered its discussions with representatives from New York Life Investments and NYL Investors LLC regarding the Portfolio’s investment performance.
4. In considering the investment performance of the NYLI VP Candriam Emerging Markets Equity Portfolio, the Board noted that the Portfolio underperformed its peer funds for the three-, five- and ten-year periods ended July 31, 2024, and performed in line with its peer funds for the one-year period ended July 31, 2024.  The Board considered its discussions with representatives from New York Life Investments and Candriam regarding the Portfolio’s investment performance.
5. In considering the investment performance of the NYLI VP CBRE Global Infrastructure Portfolio, the Board noted that the Portfolio underperformed its peer funds for the five-year period ended July 31, 2024, and performed in line with its peer funds for the one- and three-year periods ended July 31, 2024.  The Board considered its discussions with representatives from New York Life Investments and CBRE Investment Management Listed Real Assets LLC regarding the Portfolio’s investment performance.
6. In considering the investment performance of the NYLI VP Hedge Multi-Strategy Portfolio, the Board noted that the Portfolio underperformed its peer funds for the three-, five- and ten-year periods ended July 31, 2024, and performed in line with its peer funds for the one-year period ended July 31, 2024.  The Board considered its discussions with representatives from New York Life Investments regarding the Portfolio’s investment performance.
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7. In considering the investment performance of the NYLI VP MacKay U.S. Infrastructure Bond Portfolio, the Board noted that the Portfolio underperformed its peer funds for the one-, five- and ten-year periods ended July 31, 2024, and performed favorably relative to its peer funds for the three-year period ended July 31, 2024.  The Board considered its discussions with representatives from New York Life Investments and MacKay Shields LLC regarding the Portfolio’s investment performance.
8. In considering the investment performance of the NYLI VP PineStone International Equity Portfolio, the Board noted that the Portfolio underperformed its peer funds for the one-, three-, five- and ten-year periods ended July 31, 2024.  The Board considered its discussions with representatives from New York Life Investments and PineStone Asset Management Inc. regarding the Portfolio’s investment performance.
9. With respect to the NYLI VP Schroders Mid Cap Opportunities Portfolio, the Board considered its discussions with representatives from New York Life Investments regarding the Portfolio’s investment performance and the Board’s approval of a new subadvisory agreement between New York Life Investments and Schroder Investment Management North America Inc. with respect to the Portfolio and approval to reposition the Portfolio, effective August 12, 2024.
10. In considering the investment performance of the NYLI VP Wellington Small Cap Portfolio, the Board noted that the Portfolio underperformed its peer funds for the three- and five-year periods ended July 31, 2024, and performed favorably relative to its peer funds for the one-year period ended July 31, 2024.  The Board considered its discussions with representatives from New York Life Investments and Wellington Management Company LLP regarding the Portfolio’s investment performance.
Based on these considerations, among others, the Board concluded that its review of each Portfolio’s investment performance and related information supported a determination to approve the continuation of each of the Advisory Agreements.
Costs of the Services Provided, and Profits and Other Benefits Realized, by New York Life Investments and the Subadvisors
Portfolios with Affiliated Subadvisors
The Board considered the costs of the services provided under each of the Advisory Agreements.  The Board also considered the profitability of New York Life Investments and its affiliates, including each Affiliated Subadvisor, due to their relationships with the applicable Portfolio(s) as well as of New York Life Investments and its affiliates due to their relationships with the New York Life Investments Group of Funds.  Because each Affiliated Subadvisor is an affiliate of New York Life Investments whose subadvisory fee is paid by New York Life Investments, not the applicable Portfolio(s), the Board considered cost and profitability information for New York Life Investments and each Affiliated Subadvisor in the aggregate.
In addition, the Board acknowledged the difficulty in obtaining reliable comparative data about mutual fund managers’ profitability because such information generally is not publicly available and may be impacted by numerous factors, including the structure of a fund manager’s organization, the types of funds it manages, the methodology used to allocate certain fixed costs to specific funds and the manager’s capital structure and costs of capital.
In evaluating the costs of the services provided by New York Life Investments and each Affiliated Subadvisor, and profitability of New York Life Investments and its affiliates, including each Affiliated Subadvisor, due to their relationships with the applicable Portfolio(s), the Board considered, among other factors, New York Life Investments’ and its affiliates’, including each Affiliated Subadvisor’s, continuing investments in, or willingness to invest in, personnel and other resources that may support and further enhance the management of such Portfolio(s), and that New York Life Investments is responsible for paying the subadvisory fee for such Portfolio(s).  The Board also considered the financial resources of New York Life Investments and each Affiliated Subadvisor and acknowledged that New York Life Investments and each Affiliated Subadvisor must be in a position to recruit and retain experienced professional personnel and to maintain a strong financial position for New York Life Investments and each Affiliated Subadvisor to continue to provide high-quality services to the applicable Portfolio(s).  The Board recognized that each Portfolio benefits from the allocation of certain fixed costs among the funds in the New York Life Investments Group of Funds, among other expected benefits resulting from its relationship with New York Life Investments.
The Board considered information regarding New York Life Investments’ methodology for calculating profitability and allocating costs provided by New York Life Investments in connection with the fund profitability analysis presented to the Board.  The Board concluded that New York Life Investments’ methods for allocating costs and procedures for estimating overall profitability of the relationship with the funds in the New York Life Investments Group of Funds were reasonable.  The Board recognized the difficulty in calculating and evaluating a manager’s profitability with respect to each Portfolio and considered that other profitability methodologies may also be reasonable.
The Board also considered certain fall-out benefits that may be realized by New York Life Investments and its affiliates, including each Affiliated Subadvisor, due to their relationships with the applicable Portfolio(s), including reputational and other indirect benefits.  The Board recognized, for example, the benefits to certain Affiliated Subadvisors from legally permitted “soft-dollar” arrangements by which brokers provide research and other services to each such Affiliated Subadvisor in exchange for commissions paid by the applicable Portfolio(s) with respect to trades in such Portfolio(s)’s portfolio securities.  In addition, except with respect to the NYLI VP U.S. Government Money Market Portfolio, the Board considered its review of the management agreement for a money market fund advised by New York Life Investments and an Affiliated Subadvisor that serves as an investment option for each Portfolio, including the potential rationale for and costs associated with investments in this money market fund by each Portfolio, if any, and considered information from New York Life Investments that the nature and type of specific
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investment advisory services provided to this money market fund are distinct from, or in addition to, the investment advisory services provided to each Portfolio.  In addition, the Board considered the potential dividend received tax deduction for insurance company affiliates of New York Life Investments from each Portfolio’s securities lending activity.
The Board noted that each Portfolio serves as an investment option primarily under variable contracts issued by affiliates of New York Life Investments that would receive fees under those contracts.  The Board observed that, in addition to fees earned by New York Life Investments under the Management Agreement for managing each Portfolio, New York Life Investments’ affiliates also earn revenues from serving each Portfolio in various other capacities, including as each Portfolio’s distributor, and insurance companies affiliated with New York Life Investments would be entitled to receive fees from each applicable Portfolio under a distribution and service plan adopted pursuant to Rule 12b-1 under the 1940 Act.  The Board considered information about these other revenues in the context of the profitability of the relationship with each Portfolio to New York Life Investments and its affiliates.  The Board noted that, although it assessed the overall profitability of the relationship with each Portfolio to New York Life Investments and its affiliates as part of the contract review process, when considering the reasonableness of the fee paid to New York Life Investments under the Management Agreement, the Board considered the profitability of New York Life Investments’ relationship with each Portfolio on a pre-tax basis and without regard to distribution expenses incurred by New York Life Investments from its own resources.
After evaluating the information deemed relevant by the Trustees, the Board concluded that any profits realized by New York Life Investments and its affiliates, including each Affiliated Subadvisor, due to their relationships with the applicable Portfolio(s) were not excessive and other expected benefits that may accrue to New York Life Investments and its affiliates, including each Affiliated Subadvisor, are reasonable.
Portfolios with one or more Unaffiliated Subadvisors (except for the NYLI VP Dimensional U.S. Equity Portfolio and NYLI VP Schroders Mid Cap Opportunities Portfolio)
The Board considered the costs of the services provided under each of the Advisory Agreements.  The Board also considered the profitability of New York Life Investments and its affiliates and each Unaffiliated Subadvisor due to their relationships with the applicable Portfolio(s) as well as of New York Life Investments and its affiliates due to their relationships with the New York Life Investments Group of Funds.  With respect to the profitability of each Unaffiliated Subadvisor’s relationship with the applicable Portfolio(s), the Board considered information from New York Life Investments that each Unaffiliated Subadvisor’s subadvisory fee reflected an arm’s-length negotiation and that this fee is paid by New York Life Investments, not the applicable Portfolio(s), and the relevance of each Unaffiliated Subadvisor’s profitability was considered by the Trustees in that context.  On this basis, the Board primarily considered the costs and profitability for New York Life Investments and its affiliates with respect to the applicable Portfolio(s).
In addition, the Board acknowledged the difficulty in obtaining reliable comparative data about mutual fund managers’ profitability because such information generally is not publicly available and may be impacted by numerous factors, including the structure of a fund manager’s organization, the types of funds it manages, the methodology used to allocate certain fixed costs to specific funds and the manager’s capital structure and costs of capital.
In evaluating the costs of the services provided by New York Life Investments and each Unaffiliated Subadvisor, and profitability of New York Life Investments and its affiliates and each Unaffiliated Subadvisor due to their relationships with the applicable Portfolio(s), the Board considered, among other factors, New York Life Investments’ and its affiliates’ and each Unaffiliated Subadvisor’s continuing investments in, or willingness to invest in, personnel and other resources that may support and further enhance the management of such Portfolio(s), and that New York Life Investments is responsible for paying the subadvisory fee for such Portfolio(s).  The Board also considered the financial resources of New York Life Investments and each Unaffiliated Subadvisor and acknowledged that New York Life Investments and each Unaffiliated Subadvisor must be in a position to recruit and retain experienced professional personnel and to maintain a strong financial position for New York Life Investments and the Unaffiliated Subadvisor to continue to provide high-quality services to the applicable Portfolio(s).  The Board recognized that each Portfolio benefits from the allocation of certain fixed costs among the funds in the New York Life Investments Group of Funds, among other expected benefits resulting from its relationship with New York Life Investments.
The Board considered information regarding New York Life Investments’ methodology for calculating profitability and allocating costs provided by New York Life Investments in connection with the fund profitability analysis presented to the Board.  The Board concluded that New York Life Investments’ methods for allocating costs and procedures for estimating overall profitability of the relationship with the funds in the New York Life Investments Group of Funds were reasonable.  The Board recognized the difficulty in calculating and evaluating a manager’s profitability with respect to each Portfolio and considered that other profitability methodologies may also be reasonable.
The Board also considered certain fall-out benefits that may be realized by New York Life Investments and its affiliates and each Unaffiliated Subadvisor and its affiliates due to their relationships with the applicable Portfolio(s), including reputational and other indirect benefits.  The Board recognized, for example, the benefits to certain Unaffiliated Subadvisors from legally permitted “soft-dollar” arrangements by which brokers provide research and other services to each such Unaffiliated Subadvisor in exchange for commissions paid by the applicable Portfolio(s) with respect to trades in such Portfolio(s)’s portfolio securities.  In this regard, the Board also requested and considered information from New York Life Investments concerning other material business relationships between each Unaffiliated Subadvisor and its affiliates and New York Life Investments and its affiliates. The Board further considered the existence of a strategic partnership between New York Life Investments and each of
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CBRE Investment Management Listed Real Assets LLC, Epoch Investment Partners, Inc., PineStone Asset Management Inc., Wellington Management Company LLP and Winslow Capital Management, LLC that relates to certain current and future products and represents a potential conflict of interest associated with New York Life Investments’ recommendation to approve the continuation of the applicable Subadvisory Agreements. In addition, the Board considered its review of the management agreement for a money market fund advised by New York Life Investments and an Affiliated Subadvisor that serves as an investment option for each Portfolio, including the potential rationale for and costs associated with investments in this money market fund by each Portfolio, if any, and considered information from New York Life Investments that the nature and type of specific investment advisory services provided to this money market fund are distinct from, or in addition to, the investment advisory services provided to each Portfolio.  In addition, the Board considered the potential dividend received tax deduction for insurance company affiliates of New York Life Investments from each Portfolio’s securities lending activity.
The Board noted that each Portfolio serves as an investment option primarily under variable contracts issued by affiliates of New York Life Investments that would receive fees under those contracts.  The Board observed that, in addition to fees earned by New York Life Investments under the Management Agreement for managing each Portfolio, New York Life Investments’ affiliates also earn revenues from serving each Portfolio in various other capacities, including as each Portfolio’s distributor, and insurance companies affiliated with New York Life Investments would be entitled to receive fees from each Portfolio under a distribution and service plan adopted pursuant to Rule 12b-1 under the 1940 Act.  The Board considered information about these other revenues in the context of the profitability of the relationship with each Portfolio to New York Life Investments and its affiliates.  The Board noted that, although it assessed the overall profitability of the relationship with each Portfolio to New York Life Investments and its affiliates as part of the contract review process, when considering the reasonableness of the fee paid to New York Life Investments under the Management Agreement, the Board considered the profitability of New York Life Investments’ relationship with each Portfolio on a pre-tax basis and without regard to distribution expenses incurred by New York Life Investments from its own resources.
After evaluating the information deemed relevant by the Trustees, the Board concluded that any profits realized by New York Life Investments and its affiliates due to their relationships with the applicable Portfolio(s) were not excessive, other expected benefits that may accrue to New York Life Investments and its affiliates are reasonable and other expected benefits that may accrue to each Unaffiliated Subadvisor and its affiliates are consistent with those expected for a subadvisor to a mutual fund.  With respect to each Unaffiliated Subadvisor, the Board considered that any profits realized by such Unaffiliated Subadvisor due to its relationship with the applicable Portfolio(s) are the result of arm’s-length negotiations between New York Life Investments and such Unaffiliated Subadvisor, acknowledging that any such profits are based on the subadvisory fee paid to such Unaffiliated Subadvisor by New York Life Investments, not the applicable Portfolio(s).
Allocation Portfolios, NYLI VP Dimensional U.S. Equity Portfolio, NYLI VP Hedge Multi-Strategy Portfolio, NYLI VP Schroders Mid Cap Opportunities Portfolio and NYLI VP S&P 500 Index Portfolio
The Board considered the costs of the services provided under the Management Agreement.  The Board also considered the profitability of New York Life Investments and its affiliates due to their relationships with each Portfolio as well as of New York Life Investments and its affiliates due to their relationships with the New York Life Investments Group of Funds.
In addition, the Board acknowledged the difficulty in obtaining reliable comparative data about mutual fund managers’ profitability because such information generally is not publicly available and may be impacted by numerous factors, including the structure of a fund manager’s organization, the types of funds it manages, the methodology used to allocate certain fixed costs to specific funds and the manager’s capital structure and costs of capital.
In evaluating the costs of the services provided by New York Life Investments, and profitability of New York Life Investments and its affiliates due to their relationships with each Portfolio, the Board considered, among other factors, New York Life Investments’ and its affiliates’ continuing investments in, or willingness to invest in, personnel and other resources that may support and further enhance the management of each Portfolio.  The Board also considered the financial resources of New York Life Investments and acknowledged that New York Life Investments must be in a position to recruit and retain experienced professional personnel and to maintain a strong financial position for New York Life Investments to continue to provide high-quality services to each Portfolio.  The Board recognized that each Portfolio benefits from the allocation of certain fixed costs among the funds in the New York Life Investments Group of Funds, among other expected benefits resulting from its relationship with New York Life Investments.
The Board considered information regarding New York Life Investments’ methodology for calculating profitability and allocating costs provided by New York Life Investments in connection with the fund profitability analysis presented to the Board.  The Board concluded that New York Life Investments’ methods for allocating costs and procedures for estimating overall profitability of the relationship with the funds in the New York Life Investments Group of Funds were reasonable.  The Board recognized the difficulty in calculating and evaluating a manager’s profitability with respect to each Portfolio and considered that other profitability methodologies may also be reasonable.
The Board also considered certain fall-out benefits that may be realized by New York Life Investments and its affiliates due to their relationships with each Portfolio, including reputational and other indirect benefits.  In addition, the Board considered its review of the management agreement for a money market fund advised by New York Life Investments and an Affiliated Subadvisor that serves as an investment option for each
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Portfolio, including the potential rationale for and costs associated with investments in this money market fund by each Portfolio, if any, and considered information from New York Life Investments that the nature and type of specific investment advisory services provided to this money market fund are distinct from, or in addition to, the investment advisory services provided to each Portfolio.  In addition, the Board considered the potential dividend received tax deduction for insurance company affiliates of New York Life Investments from each Portfolio’s securities lending activity.
The Board noted that each Portfolio serves as an investment option primarily under variable contracts issued by affiliates of New York Life Investments that would receive fees under those contracts.  The Board observed that, in addition to fees earned by New York Life Investments under the Management Agreement for managing each Portfolio, New York Life Investments’ affiliates also earn revenues from serving each Portfolio in various other capacities, including as each Portfolio’s distributor, and insurance companies affiliated with New York Life Investments would be entitled to receive fees from each Portfolio under a distribution and service plan adopted pursuant to Rule 12b-1 under the 1940 Act.  The Board considered information about these other revenues in the context of the profitability of the relationship with each Portfolio to New York Life Investments and its affiliates.  The Board noted that, although it assessed the overall profitability of the relationship with each Portfolio to New York Life Investments and its affiliates as part of the contract review process, when considering the reasonableness of the fee paid to New York Life Investments under the Management Agreement, the Board considered the profitability of New York Life Investments’ relationship with each Portfolio on a pre-tax basis and without regard to distribution expenses incurred by New York Life Investments from its own resources.
The Board noted that the Allocation Portfolios do not pay a management fee for the allocation and other management services provided by New York Life Investments under the Management Agreement but that shareholders of the Allocation Portfolios indirectly pay their pro rata share of the fees and expenses of the underlying funds in which the Allocation Portfolios invest.  The Board considered that the Allocation Portfolios’ investments in underlying funds managed by New York Life Investments or its affiliates indirectly benefit New York Life Investments or its affiliates.  The Board noted that it considers the profits realized by New York Life Investments and its affiliates with respect to the underlying New York Life Investments Funds as part of the annual contract review process for those funds.
After evaluating the information deemed relevant by the Trustees, the Board concluded that any profits realized by New York Life Investments and its affiliates due to their relationships with each Portfolio were not excessive.
Management and Subadvisory Fees and Total Ordinary Operating Expenses
The Board evaluated the reasonableness of the fee paid under each of the Advisory Agreements and each Portfolio’s total ordinary operating expenses.  With respect to the management fee and subadvisory fee for each Portfolio with one of more Subadvisors, the Board primarily considered the reasonableness of the management fee paid by the Portfolio to New York Life Investments because the subadvisory fee paid to each Subadvisor is paid by New York Life Investments, not the Portfolio.  The Board also considered the reasonableness of the subadvisory fee paid by New York Life Investments and the amount of the management fee retained by New York Life Investments with respect to each Portfolio with one or more Subadvisors.
In assessing the reasonableness of each Portfolio’s fees and expenses, the Board primarily considered comparative data provided by ISS on the fees and expenses of similar mutual funds managed by other investment advisers.  The Board considered New York Life Investments’ process for monitoring and addressing potential conflicts of interest in the selection of underlying funds.  In addition, the Board considered information provided by New York Life Investments and each Subadvisor on fees charged to other investment advisory clients, including institutional separate accounts and/or other funds, that follow investment strategies similar to those of the applicable Portfolio(s), if any.  The Board considered the contractual management fee schedule for each Portfolio as compared to those for such other investment advisory clients, taking into account the rationale for differences in fee schedules.  The Board also took into account information provided by New York Life Investments about the more extensive scope of services provided to registered investment companies, such as each Portfolio, as compared with other investment advisory clients.  Additionally, the Board considered the impact of contractual breakpoints, voluntary waivers and/or expense limitation arrangements, as applicable, on each Portfolio’s net management fee and expenses.  The Board also considered that in proposing fees for each Portfolio, New York Life Investments considers the competitive marketplace for mutual funds.
The Board also took into account the following considerations with respect to certain Portfolios:
1. With respect to the NYLI VP CBRE Global Infrastructure Portfolio, the Board considered its discussions with representatives from New York Life Investments regarding the total net expenses paid by the Portfolio.
2. With respect to the NYLI VP Winslow Large Cap Growth Portfolio, the Board considered its discussions with representatives from New York Life Investments regarding the management fee paid by the Portfolio.
3. With respect to the NYLI VP Hedge Multi-Strategy Portfolio, the Board considered its discussions with representatives from New York Life Investments regarding the management fee paid by the Portfolio.
Because the Allocation Portfolios do not pay a management fee to New York Life Investments, the Board considered the reasonableness of fees and expenses the Allocation Portfolios indirectly pay by investing in underlying funds that charge a management fee.  Additionally, because the Allocation Portfolios invest substantially all their assets in other funds advised by New York Life Investments or its affiliates, the Board also considered information provided by New York Life Investments regarding the fees and expenses associated with the Allocation Portfolios’
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investments in other funds, including New York Life Investments’ finding that the applicable Allocation Portfolio’s fees and expenses do not duplicate the fees and expenses of the corresponding acquired fund (when required by Rule 12d1-4 under the 1940 Act).   Because the NYLI VP Hedge Multi-Strategy Portfolio invests primarily in ETFs, the Board also considered information provided by New York Life Investments regarding the fees and expenses associated with the Portfolio’s investments in ETFs, including New York Life Investments’ finding that the Portfolio’s fees and expenses do not duplicate the fees and expenses of the corresponding acquired ETF (when required by Rule 12d1-4 under the 1940 Act).
Additionally, with respect to the NYLI VP MacKay Convertible Portfolio, the Board noted that NYLIM Service Company LLC, an affiliate of New York Life Investments, serves as the transfer agent and dividend disbursing agent for the Service Class and Service 2 Class Shares of the Portfolio but that the Service Class and Service 2 Class Shares do not incur any fees for these services.
The Board further noted that, in certain prior years, New York Life Investments had provided support to the NYLI VP Government U.S. Money Market Portfolio in the form of voluntary waivers and/or reimbursements of fees and expenses in order to maintain a positive yield.
Based on the factors outlined above, among other considerations, the Board concluded that each Portfolio’s management fee and total ordinary operating expenses are within a range that is competitive and support a conclusion that these fees and expenses are reasonable.
Economies of Scale
The Board considered information regarding economies of scale, including whether economies of scale may exist with respect to each Portfolio and whether each Portfolio’s management fee and expense structure permits economies of scale, if any, to be appropriately shared with each Portfolio’s shareholders.  The Board also considered a report from New York Life Investments, previously prepared at the request of the Board, that addressed economies of scale, including with respect to the mutual fund business generally, and the various ways in which the benefits of economies of scale may be shared with the funds in the New York Life Investments Group of Funds.  Although the Board recognized the difficulty of determining economies of scale with precision, the Board acknowledged that economies of scale may be shared with each Portfolio in a number of ways, including, for example, through the imposition of fee breakpoints, initially setting management fee rates at scale or making additional investments to enhance the services provided to each Portfolio.  The Board reviewed information from New York Life Investments showing how each Portfolio’s management fee schedule compared to fee schedules of other funds and accounts managed by New York Life Investments.  The Board also reviewed information from ISS showing how each Portfolio’s management fee schedule compared with fees paid for similar services by peer funds at varying asset levels.  The Board noted that the Allocation Portfolios do not pay a management fee and that the Board separately considers economies of scale as part of its review of the management agreements of underlying New York Life Investments Funds in which the Allocation Portfolios invest and the benefit of any breakpoints in the management fee schedules for the underlying New York Life Investments Funds would pass through to shareholders of the Allocation Portfolios at the specified levels of underlying New York Life Investments Fund assets.
Based on this information, the Board concluded that economies of scale, if any, are appropriately shared for the benefit of each Portfolio’s shareholders through the Portfolio’s management fee and expense structure and other methods to share benefits from economies of scale.
Conclusion
On the basis of the information and factors summarized above, among other information and factors deemed relevant by the Trustees, and the evaluation thereof on a Portfolio-by-Portfolio basis, the Board, including the Independent Trustees voting separately, unanimously voted to approve the continuation of each of the Advisory Agreements for each applicable Portfolio.
1    Candriam, MacKay Shields LLC and NYL Investors LLC are referred to herein as the “Affiliated Subadvisors.” American Century Investment Management, Inc., Brown Advisory LLC, CBRE Investment Management Listed Real Assets LLC, Epoch Investment Partners, Inc., FIAM LLC, Janus Henderson Investors US LLC, Newton Investment Management North America, LLC, Pacific Investment Management Company LLC, PineStone Asset Management Inc., Segall Bryant & Hamill, LLC, Wellington Management Company LLP and Winslow Capital Management, LLC are referred to herein as the “Unaffiliated Subadvisors.”
“New York Life Investments” is both a service mark, and the common trade name, of certain investment advisors affiliated with New York Life Insurance Company. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
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Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

See Item 7.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

See Item 7.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

See Item 7.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

See Item 7.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15.	Submission of Matters to a Vote of Security Holders.

Since the Registrant’s last response to this Item, there have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 16.	Controls and Procedures.

(a) Based on an evaluation of the Registrant’s Disclosure Controls and Procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) (the “Disclosure Controls”), as of a date within 90 days prior to the filing date (the “Filing Date”) of this Form N-CSR (the “Report”), the Registrant’s principal executive officer and principal financial officer have concluded that the Disclosure Controls are reasonably designed to ensure that information required to be disclosed by the Registrant in the Report is recorded, processed, summarized and reported by the Filing Date, including ensuring that information required to be disclosed in the Report is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d)) under the Investment Company Act of 1940 that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19.	Exhibits.

(a)(1)	Code of Ethics

(a)(2)	Certification of principal executive officer and principal financial officer as required by Rule 30a-2 under the Investment Company Act of 1940.

(b)	Certification of principal executive officer and principal financial officer as required by section 906 of the Sarbanes-Oxley Act of 2002.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

NEW YORK LIFE INVESTMENTS VP FUNDS TRUST

By:	/s/ Kirk C. Lehneis
Kirk C. Lehneis
President and Principal Executive Officer

Date:	March 6, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Kirk C. Lehneis
Kirk C. Lehneis
President and Principal Executive Officer

Date:	March 6, 2025

By:	/s/ Jack R. Benintende
Jack R. Benintende
Treasurer and Principal Financial and Accounting Officer

Date:	March 6, 2025